UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number
811-07953

EQ ADVISORS TRUST
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas
New York, New York 10105
(Address of principal executive offices)

SHANE DALY
Executive Vice President, General Counsel and Secretary
Equitable Investment Management Group, LLC
1345 Avenue of the Americas
New York, New York 10105
(Name and Address of Agent for Service)

Copies to:
MARK AMOROSI, ESQ.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (212)
554-1234
Date of fiscal year end: December 31
Date of reporting period: January 1, 2025 – June 30, 2025

Item 1.	Reports to Stockholders.

Item 1(a):

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/All Asset Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$28	0.54%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2025)

Net Assets	$449,772,898

Number of Portfolio Holdings	37

Portfolio Turnover Rate	2%

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		86.3%

Equity	54.2%

Fixed Income	18.7%

Alternatives	13.4%

Exchange Traded Funds		13.0%

Commodity	6.6%

Equity	4.3%

Fixed Income	2.1%

Short-Term Investments		2.8%

Cash and Other Assets Less Liabilities		-2.1%

Top Holdings (as a % of Net Assets)

EQ/MFS International Growth Portfolio	8.3%

EQ/AB Small Cap Growth Portfolio	6.6%

1290 VT GAMCO Small Company Value Portfolio	6.0%

1290 VT GAMCO Mergers & Acquisitions Portfolio	5.4%

EQ/Loomis Sayles Growth Portfolio	5.1%

EQ/JPMorgan Growth Stock Portfolio	4.6%

EQ/Core Plus Bond Portfolio	4.3%

iShares Gold Trust	3.9%

EQ/Invesco Comstock Portfolio	3.9%

EQ/JPMorgan Value Opportunities Portfolio	3.7%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/All Asset Growth Allocation Portfolio ( Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

A030-B 146421_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/All Asset Growth Allocation Portfolio (Class IB)

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/All Asset Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio
co
sts for the last six
months
?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$15	0.29%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2025)

Net Assets	$449,772,898

Number of Portfolio Holdings	37

Portfolio Turnover Rate	2%

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		86.3%

Equity	54.2%

Fixed Income	18.7%

Alternatives	13.4%

Exchange Traded Funds		13.0%

Commodity	6.6%

Equity	4.3%

Fixed Income	2.1%

Short-Term Investments		2.8%

Cash and Other Assets Less Liabilities		-2.1%

Top Holdings (as a % of Net Assets)

EQ/MFS International Growth Portfolio	8.3%

EQ/AB Small Cap Growth Portfolio	6.6%

1290 VT GAMCO Small Company Value Portfolio	6.0%

1290 VT GAMCO Mergers & Acquisitions Portfolio	5.4%

EQ/Loomis Sayles Growth Portfolio	5.1%

EQ/JPMorgan Growth Stock Portfolio	4.6%

EQ/Core Plus Bond Portfolio	4.3%

iShares Gold Trust	3.9%

EQ/Invesco Comstock Portfolio	3.9%

EQ/JPMorgan Value Opportunities Portfolio	3.7%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/All Asset Growth Allocation Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

A030-K 146421_K Semi-Annual Shareholder Report - June 30, 2025	2	EQ/All Asset Growth Allocation Portfolio (Class K)

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Ultra Conservative Strategy Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio
co
sts for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$26	0.51%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,983,590,978

Number of Portfolio Holdings	7

Portfolio Turnover Rate	16%

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.3%

Fixed Income	89.6%

Equity	10.7%

Cash and Other Assets Less Liabilities		-0.3%

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	66.7%

EQ/Long-Term Bond Portfolio	13.4%

EQ/Intermediate Corporate Bond Portfolio	9.5%

EQ/500 Managed Volatility Portfolio	6.5%

EQ/2000 Managed Volatility Portfolio	2.2%

EQ/International Managed Volatility Portfolio	1.5%

EQ/400 Managed Volatility Portfolio	0.5%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/U ltra Conservative Strategy Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-
222-2144,
or scan the adjacent QR code.

A097-B 147365_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Ultra Conservative Strategy Portfolio (Class IB)

EQ/CONSERVATIVE STRATEGY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30,
2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Conservative Strategy Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the
Po
rtfolio costs for the last six
months
?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$26	0.52%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2025)

Net Assets	$542,423,487

Number of Portfolio Holdings	9

Portfolio Turnover Rate	7%

What did the Portfolio
invest
in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Fixed Income	79.4%

Equity	20.7%

Cash and Other Assets Less Liabilities		-0.1%

Top Holdings (as a % of Net Assets)

EQ/Core Bond Index Portfolio	31.0%

EQ/Intermediate Government Bond Portfolio	16.2%

EQ/Intermediate Corporate Bond Portfolio	15.7%

EQ/500 Managed Volatility Portfolio	12.5%

EQ/Long-Term Bond Portfolio	9.5%

EQ/AB Short Duration Government Bond Portfolio	7.0%

EQ/2000 Managed Volatility Portfolio	4.3%

EQ/International Managed Volatility Portfolio	2.9%

EQ/400 Managed Volatility Portfolio	1.0%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/ Conservative Strategy Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-
222-2144,
or scan the adjacent QR code.

A040-B 146424_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Conservative Strategy Portfolio (Class IB)

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 202
5
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Conservative Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.50%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio S tatistics (as of June 30, 2025)

Net Assets	$1,066,772,271

Number of Portfolio Holdings	9

Portfolio Turnover Rate	5%

What did the
Portfolio
invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Fixed Income	59.2%

Equity	40.8%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	24.6%

EQ/Core Bond Index Portfolio	21.8%

EQ/Intermediate Government Bond Portfolio	11.1%

EQ/Intermediate Corporate Bond Portfolio	10.9%

EQ/Long-Term Bond Portfolio	10.0%

EQ/2000 Managed Volatility Portfolio	9.0%

EQ/International Managed Volatility Portfolio	5.6%

EQ/AB Short Duration Government Bond Portfolio	5.4%

EQ/400 Managed Volatility Portfolio	1.6%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Conservative Growth Strategy Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A039-B 146423_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Conservative Growth Strategy Portfolio (Class IB)

EQ/BALANCED STRATEGY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Balanced Strategy Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the
Portfolio
costs for the last six
m
onths?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.49%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2025)

Net Assets	$3,106,336,649

Number of Portfolio Holdings	9

Portfolio Turnover Rate	5%

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	50.9%

Fixed Income	49.1%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	30.7%

EQ/Core Bond Index Portfolio	17.8%

EQ/2000 Managed Volatility Portfolio	11.2%

EQ/Long-Term Bond Portfolio	9.5%

EQ/Intermediate Government Bond Portfolio	9.0%

EQ/Intermediate Corporate Bond Portfolio	8.9%

EQ/International Managed Volatility Portfolio	7.0%

EQ/AB Short Duration Government Bond Portfolio	3.9%

EQ/400 Managed Volatility Portfolio	2.0%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Balanced Strategy Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A033-B 146422_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Balanced Strategy Portfolio (Class IB)

EQ/MODERATE GROWTH STRATEGY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Moderate Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last
si
x months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$24	0.49%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests .

Portfolio Statistics (as of June 30, 2025)

Net Assets	$5,133,751,336

Number of Portfolio Holdings	9

Portfolio Turnover Rate	4%

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	60.9%

Fixed Income	39.1%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	36.7%

EQ/Core Bond Index Portfolio	14.3%

EQ/2000 Managed Volatility Portfolio	13.4%

EQ/International Managed Volatility Portfolio	8.4%

EQ/Long-Term Bond Portfolio	8.1%

EQ/Intermediate Government Bond Portfolio	7.2%

EQ/Intermediate Corporate Bond Portfolio	7.1%

EQ/AB Short Duration Government Bond Portfolio	2.5%

EQ/400 Managed Volatility Portfolio	2.3%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Moderate Growth Strategy Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A085-B 146426_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Moderate Growth Strategy Portfolio (Class IB)

EQ/GROWTH STRATEGY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio cos
ts
for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$24	0.49%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests .

Portfolio Statistics (as of June 30, 2025)

Net Assets	$4,562,625,881

Number of Portfolio Holdings	9

Portfolio Turnover Rate	4%

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Equity	70.9%

Fixed Income	29.2%

Cash and Other Assets Less Liabilities		-0.1%

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	42.8%

EQ/2000 Managed Volatility Portfolio	15.8%

EQ/Core Bond Index Portfolio	10.4%

EQ/International Managed Volatility Portfolio	9.8%

EQ/Long-Term Bond Portfolio	6.5%

EQ/Intermediate Government Bond Portfolio	5.2%

EQ/Intermediate Corporate Bond Portfolio	5.2%

EQ/400 Managed Volatility Portfolio	2.5%

EQ/AB Short Duration Government Bond Portfolio	1.9%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Growth Strategy Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A054-B 146425_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Growth Strategy Portfolio (Class IB)

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Aggressive Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs f
o
r the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$24	0.49%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2025)

Net Assets	$5,478,452,719

Number of Portfolio Holdings	9

Portfolio Turnover Rate	3%

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	80.8%

Fixed Income	19.2%

Cash and Other Assets Less Liabilitie s		0.0	% #

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	48.9%

EQ/2000 Managed Volatility Portfolio	18.0%

EQ/International Managed Volatility Portfolio	11.2%

EQ/Core Bond Index Portfolio	6.8%

EQ/Long-Term Bond Portfolio	4.4%

EQ/Intermediate Government Bond Portfolio	3.4%

EQ/Intermediate Corporate Bond Portfolio	3.4%

EQ/400 Managed Volatility Portfolio	2.7%

EQ/AB Short Duration Government Bond Portfolio	1.2%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Aggressive Growth Strategy Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A029-B 148394_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Aggressive Growth Strategy Portfolio (Class IB)

EQ/CONSERVATIVE ALLOCATION PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Conservative Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio
co
sts for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$24	0.48%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2025)

Net Assets	$628,776,434

Number of Portfolio Holdings	34

Portfolio Turnover Rate	4%

What did the Portfolio
invest
in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Fixed Income	79.1%

Equity	20.8%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	19.1%

EQ/Core Bond Index Portfolio	15.8%

EQ/PIMCO Ultra Short Bond Portfolio	9.0%

Multimanager Core Bond Portfolio	7.9%

ATM Large Cap Managed Volatility Portfolio	7.0%

EQ/Long-Term Bond Portfolio	6.2%

1290 VT DoubleLine Opportunistic Bond Portfolio	6.0%

EQ/Core Plus Bond Portfolio	4.8%

EQ/Quality Bond PLUS Portfolio	4.7%

1290 Diversified Bond Fund	4.0%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Conservative Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A038-B 146402_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Conservative Allocation Portfolio (Class IB)

EQ/CONSERVATIVE ALLOCATION PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Conservative Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six
m
onths?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$12	0.23%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests .

Portfolio Statistics (as of June 30, 2025)

Net Assets	$628,776,434

Number of Portfolio Holdings	34

Portfolio Turnover Rate	4%

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Fixed Income	79.1%

Equity	20.8%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)
EQ/Intermediate Government Bond Portfolio	19.1%
EQ/Core Bond Index Portfolio	15.8%
EQ/PIMCO Ultra Short Bond Portfolio	9.0%
Multimanager Core Bond Portfolio	7.9%
ATM Large Cap Managed Volatility Portfolio	7.0%
EQ/Long-Term Bond Portfolio	6.2%
1290 VT DoubleLine Opportunistic Bond Portfolio	6.0%
EQ/Core Plus Bond Portfolio	4.8%
EQ/Quality Bond PLUS Portfolio	4.7%
1290 Diversified Bond Fund	4.0%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Conservative Allocation Portfolio ( Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

A038-K 146402_K Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Conservative Allocation Portfolio (Class K)

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Conservative-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the la
st
six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$27	0.53%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2025)

Net Assets	$764,795,855

Number of Portfolio Holdings	36

Portfolio Turnover Rate	4%

What did the Portfolio
inves
t in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Fixed Income	58.9%

Equity	41.0%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	13.3%

ATM Large Cap Managed Volatility Portfolio	12.0%

EQ/Core Bond Index Portfolio	11.2%

EQ/Long-Term Bond Portfolio	7.0%

Multimanager Core Bond Portfolio	5.9%

EQ/PIMCO Ultra Short Bond Portfolio	5.8%

1290 VT DoubleLine Opportunistic Bond Portfolio	4.5%

ATM International Managed Volatility Portfolio	3.8%

EQ/Core Plus Bond Portfolio	3.5%

EQ/Quality Bond PLUS Portfolio	3.5%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Conservative-Plus Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A041-B 146403_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Conservative-Plus Allocation Portfolio (Class IB)

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Conservative-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the las
t
six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$14	0.28%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2025)

Net Assets	$764,795,855

Number of Portfolio Holdings	36

Portfolio Turnover Rate	4%

What did the Portfolio
invest
in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Fixed Income	58.9%

Equity	41.0%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	13.3%

ATM Large Cap Managed Volatility Portfolio	12.0%

EQ/Core Bond Index Portfolio	11.2%

EQ/Long-Term Bond Portfolio	7.0%

Multimanager Core Bond Portfolio	5.9%

EQ/PIMCO Ultra Short Bond Portfolio	5.8%

1290 VT DoubleLine Opportunistic Bond Portfolio	4.5%

ATM International Managed Volatility Portfolio	3.8%

EQ/Core Plus Bond Portfolio	3.5%

EQ/Quality Bond PLUS Portfolio	3.5%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Conservative-Plus Allocation Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-
222-2144,
or scan the adjacent QR code.

A041-K 146403_K Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Conservative-Plus Allocation Portfolio (Class K)

EQ/MODERATE ALLOCATION PORTFOLIO (CLASS IA)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the
las
t six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$25	0.49%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2025)

Net Assets	$5,228,683,561

Number of Portfolio Holdings	36

Portfolio Turnover Rate	4%

What did the Portfolio
inves
t in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	51.1%

Fixed Income	48.8%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	13.1%

EQ/Intermediate Government Bond Portfolio	10.6%

EQ/Core Bond Index Portfolio	8.8%

EQ/Long-Term Bond Portfolio	7.1%

ATM International Managed Volatility Portfolio	6.0%

Multimanager Core Bond Portfolio	4.9%

EQ/PIMCO Ultra Short Bond Portfolio	4.6%

ATM Small Cap Managed Volatility Portfolio	3.9%

1290 VT DoubleLine Opportunistic Bond Portfolio	3.7%

EQ/Core Plus Bond Portfolio	2.9%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Moderate Allocation Portfolio (Class IA)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code
.

A084-A 146404_A Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Moderate Allocation Portfolio (Class IA)

EQ/MODERATE ALLOCATION PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last
si
x months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.49%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2025)

Net Assets	$5,228,683,561

Number of Portfolio Holdings	36

Portfolio Turnover Rate	4%

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	51.1%

Fixed Income	48.8%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	13.1%

EQ/Intermediate Government Bond Portfolio	10.6%

EQ/Core Bond Index Portfolio	8.8%

EQ/Long-Term Bond Portfolio	7.1%

ATM International Managed Volatility Portfolio	6.0%

Multimanager Core Bond Portfolio	4.9%

EQ/PIMCO Ultra Short Bond Portfolio	4.6%

ATM Small Cap Managed Volatility Portfolio	3.9%

1290 VT DoubleLine Opportunistic Bond Portfolio	3.7%

EQ/Core Plus Bond Portfolio	2.9%

Semi -An nu al Shareh older R eport - June 30, 2025	1	EQ/Moderate Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR
code
.

A084-B 146404_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Moderate Allocation Portfolio (Class IB)

EQ/MODERATE ALLOCATION PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six
mo
nths?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$12	0.24%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2025)

Net Assets	$5,228,683,561

Number of Portfolio Holdings	36

Portfolio Turnover Rate	4%

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	51.1%

Fixed Income	48.8%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	13.1%

EQ/Intermediate Government Bond Portfolio	10.6%

EQ/Core Bond Index Portfolio	8.8%

EQ/Long-Term Bond Portfolio	7.1%

ATM International Managed Volatility Portfolio	6.0%

Multimanager Core Bond Portfolio	4.9%

EQ/PIMCO Ultra Short Bond Portfolio	4.6%

ATM Small Cap Managed Volatility Portfolio	3.9%

1290 VT DoubleLine Opportunistic Bond Portfolio	3.7%

EQ/Core Plus Bond Portfolio	2.9%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Moderate Allocation Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent
QR
code
.

A084-K 146404_K Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Moderate Allocation Portfolio (Class K)

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Moderate-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last s
ix
months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.49%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2025)

Net Assets	$6,735,467,428

Number of Portfolio Holdings	36

Portfolio Turnover Rate	3%

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	71.2%

Fixed Income	28.8%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	17.7%

ATM International Managed Volatility Portfolio	7.8%

ATM Small Cap Managed Volatility Portfolio	6.9%

EQ/Intermediate Government Bond Portfolio	5.8%

EQ/Long-Term Bond Portfolio	5.1%

EQ/Core Bond Index Portfolio	4.7%

EQ/AB Small Cap Growth Portfolio	3.3%

EQ/Large Cap Core Managed Volatility Portfolio	3.2%

EQ/MFS International Growth Portfolio	3.1%

Multimanager Core Bond Portfolio	2.9%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Moderate-Plus Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR
code
.

A086-B 146405_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Moderate-Plus Allocation Portfolio (Class IB)

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Moderate-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six m
o
nths?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$12	0.24%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2025)

Net Assets	$6,735,467,428

Number of Portfolio Holdings	36

Portfolio Turnover Rate	3%

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	71.2%

Fixed Income	28.8%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	17.7%

ATM International Managed Volatility Portfolio	7.8%

ATM Small Cap Managed Volatility Portfolio	6.9%

EQ/Intermediate Government Bond Portfolio	5.8%

EQ/Long-Term Bond Portfolio	5.1%

EQ/Core Bond Index Portfolio	4.7%

EQ/AB Small Cap Growth Portfolio	3.3%

EQ/Large Cap Core Managed Volatility Portfolio	3.2%

EQ/MFS International Growth Portfolio	3.1%

Multimanager Core Bond Portfolio	2.9%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Moderate-Plus Allocation Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR
code
.

A086-K 146405_K Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Moderate-Plus Allocation Portfolio (Class K)

EQ/AGGRESSIVE ALLOCATION PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Aggressive Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last
si
x months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.49%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2025)

Net Assets	$3,172,641,289

Number of Portfolio Holdings	36

Portfolio Turnover Rate	1%

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	91.3%

Fixed Income	8.7%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	24.1%

ATM International Managed Volatility Portfolio	10.4%

ATM Small Cap Managed Volatility Portfolio	7.4%

EQ/Large Cap Core Managed Volatility Portfolio	4.7%

EQ/MFS International Growth Portfolio	4.4%

EQ/Global Equity Managed Volatility Portfolio	3.9%

EQ/AB Small Cap Growth Portfolio	3.6%

EQ/ClearBridge Select Equity Managed Volatility Portfolio	3.5%

EQ/International Value Managed Volatility Portfolio	3.2%

EQ/Large Cap Value Managed Volatility Portfolio	3.0%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Aggressive Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR
code
.

A028-B 146401_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Aggressive Allocation Portfolio (Class IB)

EQ/AGGRESSIVE ALLOCATION PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Aggressive Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for
th
e last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$12	0.24%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2025)

Net Assets	$3,172,641,289

Number of Portfolio Holdings	36

Portfolio Turnover Rate	1%

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	91.3%

Fixed Income	8.7%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)
ATM Large Cap Managed Volatility Portfolio	24.1%
ATM International Managed Volatility Portfolio	10.4%
ATM Small Cap Managed Volatility Portfolio	7.4%
EQ/Large Cap Core Managed Volatility Portfolio	4.7%
EQ/MFS International Growth Portfolio	4.4%
EQ/Global Equity Managed Volatility Portfolio	3.9%
EQ/AB Small Cap Growth Portfolio	3.6%
EQ/ClearBridge Select Equity Managed Volatility Portfolio	3.5%
EQ/International Value Managed Volatility Portfolio	3.2%
EQ/Large Cap Value Managed Volatility Portfolio	3.0%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Aggressive Allocation Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code
.

A028-K 146401_K Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Aggressive Allocation Portfolio (Class K)

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 20
25
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Equitable Conservative Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$33	0.65%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2025)

Net Assets	$76,361,153

Number of Portfolio Holdings	15

Portfolio Turnover Rate	28%

What did the Portfolio invest
in
?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		65.3%

Fixed Income	44.3%

Equity	21.0%

Exchange Traded Funds		32.9%

Equity	19.3%

Fixed Income	13.6%

Short-Term Investments		1.4%

Cash and Other Assets Less Liabilities		0.4%

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	35.4%

1290 SmartBeta Equity Fund	9.6%

1290 High Yield Bond Fund	8.8%

Vanguard Total Bond Market ETF	8.5%

Vanguard FTSE Emerging Markets ETF	5.9%

iShares MSCI Global Min Vol Factor ETF	4.9%

1290 GAMCO Small/Mid Cap Value Fund	4.8%

SPDR Portfolio Developed World ex-US ETF	4.6%

iShares Core S&P U.S. Growth ETF	4.0%

1290 Essex Small Cap Growth Fund	3.8%

Semi-Annual Shareholder Report - June 30, 2025	1	Equitable Conservative Growth MF/ETF Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A100-B 148392_B Semi-Annual Shareholder Report - June 30, 2025	2	Equitable Conservative Growth MF/ETF Portfolio (Class IB)

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Equitable Conservative Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$21	0.40%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2025)

Net Assets	$76,361,153

Number of Portfolio Holdings	15

Portfolio Turnover Rate	28%

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		65.3%

Fixed Income	44.3%

Equity	21.0%

Exchange Traded Funds		32.9%

Equity	19.3%

Fixed Income	13.6%

Short-Term Investments		1.4%

Cash and Other Assets Less Liabilities		0.4%

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	35.4%

1290 SmartBeta Equity Fund	9.6%

1290 High Yield Bond Fund	8.8%

Vanguard Total Bond Market ETF	8.5%

Vanguard FTSE Emerging Markets ETF	5.9%

iShares MSCI Global Min Vol Factor ETF	4.9%

1290 GAMCO Small/Mid Cap Value Fund	4.8%

SPDR Portfolio Developed World ex-US ETF	4.6%

iShares Core S&P U.S. Growth ETF	4.0%

1290 Essex Small Cap Growth Fund	3.8%

Semi-Annual Shareholder Report - June 30, 2025	1	Equitable Conservative Growth MF/ETF Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

A100-K 148392_K Semi-Annual Shareholder Report - June 30, 2025	2	Equitable Conservative Growth MF/ETF Portfolio (Class K)

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 20
25
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Equitable Moderate Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$30	0.59%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2025)

Net Assets	$28,686,627

Number of Portfolio Holdings	15

Portfolio Turnover Rate	28%

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		68.6%

Equity	37.6%

Fixed Income	31.0%

Exchange Traded Funds		29.7%

Equity	23.1%

Fixed Income	6.6%

Short-Term Investments		1.6%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	25.4%

1290 SmartBeta Equity Fund	18.1%

1290 GAMCO Small/Mid Cap Value Fund	8.1%

iShares MSCI Global Min Vol Factor ETF	7.5%

Vanguard FTSE Emerging Markets ETF	7.1%

1290 Essex Small Cap Growth Fund	6.4%

1290 High Yield Bond Fund	5.6%

iShares Core S&P U.S. Growth ETF	4.3%

SPDR Portfolio Developed World ex-US ETF	4.2%

1290 Avantis ® U.S. Large Cap Growth Fund	2.9%

Semi-Annual Sharehol der Report - June 30, 2025	1	Equitable Moderate Growth MF/ETF Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A102-B 162754_B Semi-Annual Shareholder Report - June 30, 2025	2	Equitable Moderate Growth MF/ETF Portfolio (Class IB)

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 20
25
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Equitable Moderate Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$18	0.35%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2025)

Net Assets	$28,686,627

Number of Portfolio Holdings	15

Portfolio Turnover Rate	28%

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		68.6%

Equity	37.6%

Fixed Income	31.0%

Exchange Traded Funds		29.7%

Equity	23.1%

Fixed Income	6.6%

Short-Term Investments		1.6%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	25.4%

1290 SmartBeta Equity Fund	18.1%

1290 GAMCO Small/Mid Cap Value Fund	8.1%

iShares MSCI Global Min Vol Factor ETF	7.5%

Vanguard FTSE Emerging Markets ETF	7.1%

1290 Essex Small Cap Growth Fund	6.4%

1290 High Yield Bond Fund	5.6%

iShares Core S&P U.S. Growth ETF	4.3%

SPDR Portfolio Developed World ex-US ETF	4.2%

1290 Avantis ® U.S. Large Cap Growth Fund	2.9%

Se mi-Annual Shareholder Report - June 30, 20 25	1	Equitable Moderate Growth MF/ETF Portfolio ( Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-
222-2144,
or scan the adjacent QR code.

A102-K 162754_K Semi-Annual Shareholder Report - June 30, 2025	2	Equitable Moderate Growth MF/ETF Portfolio (Class K)

EQUITABLE GROWTH MF/ETF PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30,
2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Equitable Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last
si
x months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$29	0.58%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2025)

Net Assets	$33,413,563

Number of Portfolio Holdings	14

Portfolio Turnover Rate	30%

What did the Portfolio
invest
in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		70.2%

Equity	54.2%

Fixed Income	16.0%

Exchange Traded Funds		27.8%

Equity	26.1%

Fixed Income	1.7%

Short-Term Investments		2.7%

Cash and Other Assets Less Liabilities		-0.7%

Top Holdings (as a % of Net Assets)

1290 SmartBeta Equity Fund	28.4%

1290 Diversified Bond Fund	12.1%

1290 GAMCO Small/Mid Cap Value Fund	10.4%

iShares MSCI Global Min Vol Factor ETF	10.0%

1290 Essex Small Cap Growth Fund	8.3%

Vanguard FTSE Emerging Markets ETF	7.9%

iShares Core S&P U.S. Growth ETF	4.5%

1290 Avantis ® U.S. Large Cap Growth Fund	4.3%

1290 High Yield Bond Fund	3.9%

SPDR Portfolio Developed World ex-US ETF	3.8%

Semi-Annual Shareholder Report - June 30 , 20 25	1	Equitable Growth MF/ETF Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A101-B 162755_B Semi-Annual Shareholder Report - June 30, 2025	2	Equitable Growth MF/ETF Portfolio (Class IB)

EQUITABLE GROWTH MF/ETF PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 20
25
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Equitable Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$17	0.33%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2025)

Net Assets	$33,413,563

Number of Portfolio Holdings	14

Portfolio Turnover Rate	30%

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		70.2%

Equity	54.2%

Fixed Income	16.0%

Exchange Traded Funds		27.8%

Equity	26.1%

Fixed Income	1.7%

Short-Term Investments		2.7%

Cash and Other Assets Less Liabilities		-0.7%

Top Holdings (as a % of Net Assets)

1290 SmartBeta Equity Fund	28.4%

1290 Diversified Bond Fund	12.1%

1290 GAMCO Small/Mid Cap Value Fund	10.4%

iShares MSCI Global Min Vol Factor ETF	10.0%

1290 Essex Small Cap Growth Fund	8.3%

Vanguard FTSE Emerging Markets ETF	7.9%

iShares Core S&P U.S. Growth ETF	4.5%

1290 Avantis ® U.S. Large Cap Growth Fund	4.3%

1290 High Yield Bond Fund	3.9%

SPDR Portfolio Developed World ex-US ETF	3.8%

Semi-Annual Shareholder Report - June 30, 2025	1	Equitable Growth MF/ETF Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A101-K 162755_K Semi-Annual Shareholder Report - June 30, 2025	2	Equitable Growth MF/ETF Portfolio (Class K)

TARGET 2015 ALLOCATION PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 20
25
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Target 2015 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$28	0.55%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2025)

Net Assets	$23,309,995

Number of Portfolio Holdings	16

Portfolio Turnover Rate	8%

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Fixed Income	76.2%

Equity	23.8%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	15.1%

EQ/PIMCO Ultra Short Bond Portfolio	14.8%

EQ/Core Plus Bond Portfolio	13.5%

1290 VT High Yield Bond Portfolio	9.9%

EQ/Equity 500 Index Portfolio	9.6%

EQ/Core Bond Index Portfolio	8.8%

EQ/Quality Bond PLUS Portfolio	7.7%

EQ/Long-Term Bond Portfolio	6.3%

EQ/International Equity Index Portfolio	3.3%

EQ/Janus Enterprise Portfolio	2.6%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2025	1	Target 2015 Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan
the
adjac
en
t QR
code
.

A106-B 146417_B Semi-Annual Shareholder Report - June 30, 2025	2	Target 2015 Allocation Portfolio (Class IB)

TARGET 2015 ALLOCATION PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Target 2015 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$15	0.30%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2025)

Net Assets	$23,309,995

Number of Portfolio Holdings	16

Portfolio Turnover Rate	8%

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Fixed Income	76.2%

Equity	23.8%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	15.1%

EQ/PIMCO Ultra Short Bond Portfolio	14.8%

EQ/Core Plus Bond Portfolio	13.5%

1290 VT High Yield Bond Portfolio	9.9%

EQ/Equity 500 Index Portfolio	9.6%

EQ/Core Bond Index Portfolio	8.8%

EQ/Quality Bond PLUS Portfolio	7.7%

EQ/Long-Term Bond Portfolio	6.3%

EQ/International Equity Index Portfolio	3.3%

EQ/Janus Enterprise Portfolio	2.6%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 20 25	1	Target 2015 Allocation Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or
sca
n the
adjac
ent QR c
ode.

A106-K 146417_K Semi-Annual Shareholder Report - June 30, 2025	2	Target 2015 Allocation Portfolio (Class K)

TARGET 2025 ALLOCATION PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 20
25
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Target 2025 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$30	0.58%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2025)

Net Assets	$135,918,596

Number of Portfolio Holdings	16

Portfolio Turnover Rate	8%

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.3%

Equity	53.0%

Fixed Income	47.3%

Cash and Other Assets Less Liabilities		-0.3%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	23.6%

1290 Diversified Bond Fund	9.4%

EQ/Core Plus Bond Portfolio	8.4%

EQ/PIMCO Ultra Short Bond Portfolio	8.2%

EQ/International Equity Index Portfolio	7.8%

1290 VT High Yield Bond Portfolio	6.9%

EQ/Long-Term Bond Portfolio	4.8%

EQ/Quality Bond PLUS Portfolio	4.8%

EQ/Small Company Index Portfolio	4.7%

EQ/Core Bond Index Portfolio	4.7%

Semi-Annual Sha reh older Report - June 30, 2025	1	Target 2025 Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

A107-B 146418_B Semi-Annual Shareholder Report - June 30, 2025	2	Target 2025 Allocation Portfolio (Class IB)

TARGET 2025 ALLOCATION PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 20
25
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Target 2025 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$17	0.33%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2025)

Net Assets	$135,918,596

Number of Portfolio Holdings	16

Portfolio Turnover Rate	8%

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.3%

Equity	53.0%

Fixed Income	47.3%

Cash and Other Assets Less Liabilities		-0.3%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	23.6%

1290 Diversified Bond Fund	9.4%

EQ/Core Plus Bond Portfolio	8.4%

EQ/PIMCO Ultra Short Bond Portfolio	8.2%

EQ/International Equity Index Portfolio	7.8%

1290 VT High Yield Bond Portfolio	6.9%

EQ/Long-Term Bond Portfolio	4.8%

EQ/Quality Bond PLUS Portfolio	4.8%

EQ/Small Company Index Portfolio	4.7%

EQ/Core Bond Index Portfolio	4.7%

Semi-Annual S hareh older Report - June 30, 2025	1	Target 2025 Allocation Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A107-K 146418_K Semi-Annual Shareholder Report - June 30, 2025	2	Target 2025 Allocation Portfolio (Class K)

T
ARGET 2035 ALLOCATION PORTFOLIO
(
CLASS IB
)

Semi-Annual Shareholder Report - June 30, 20
25
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Target 2035 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$28	0.55%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2025)

Net Assets	$272,000,499

Number of Portfolio Holdings	16

Portfolio Turnover Rate	8%

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	72.0%

Fixed Income	28.0%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	33.9%

EQ/International Equity Index Portfolio	11.0%

EQ/Small Company Index Portfolio	8.4%

EQ/MFS International Growth Portfolio	6.3%

EQ/Emerging Markets Equity PLUS Portfolio	5.1%

EQ/Core Plus Bond Portfolio	5.0%

1290 VT High Yield Bond Portfolio	4.8%

1290 Diversified Bond Fund	4.6%

EQ/PIMCO Ultra Short Bond Portfolio	4.0%

EQ/Long-Term Bond Portfolio	3.6%

#	Less than 0.05%

Sem i-Annual Shareholder Report - June 30, 20 2 5	1	Ta rget 2035 Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A108-B 146419_B Semi-Annual Shareholder Report - June 30, 2025	2	Target 2035 Allocation Portfolio (Class IB)

TARGET 2035 ALLOCATION PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 20
25
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Target 2035 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$15	0.30%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2025)

Net Assets	$272,000,499

Number of Portfolio Holdings	16

Portfolio Turnover Rate	8%

What did the Port
folio
invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	72.0%

Fixed Income	28.0%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	33.9%

EQ/International Equity Index Portfolio	11.0%

EQ/Small Company Index Portfolio	8.4%

EQ/MFS International Growth Portfolio	6.3%

EQ/Emerging Markets Equity PLUS Portfolio	5.1%

EQ/Core Plus Bond Portfolio	5.0%

1290 VT High Yield Bond Portfolio	4.8%

1290 Diversified Bond Fund	4.6%

EQ/PIMCO Ultra Short Bond Portfolio	4.0%

EQ/Long-Term Bond Portfolio	3.6%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2025	1	Target 2035 Allocation Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A108-K 146419_K Semi-Annual Shareholder Report - June 30, 2025	2	Target 2035 Allocation Portfolio (Class K)

TARGET 2045 ALLOCATION PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 20
25
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Target 2045 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$28	0.55%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2025)

Net Assets	$257,294,784

Number of Portfolio Holdings	16

Portfolio Turnover Rate	5%

What did the Portfolio i
nv
est in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	82.0%

Fixed Income	18.0%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	38.8%

EQ/International Equity Index Portfolio	12.8%

EQ/Small Company Index Portfolio	9.7%

EQ/MFS International Growth Portfolio	7.1%

EQ/Emerging Markets Equity PLUS Portfolio	5.6%

EQ/Core Plus Bond Portfolio	3.2%

EQ/Value Equity Portfolio	3.0%

1290 VT High Yield Bond Portfolio	2.9%

EQ/Long-Term Bond Portfolio	2.7%

1290 Diversified Bond Fund	2.6%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2025	1	Target 2045 Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A109-B 146420_B Semi-Annual Shareholder Report - June 30, 2025	2	Target 2045 Allocation Portfolio (Class IB)

TARGET 2045 ALLOCATION PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 20
25
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Target 2045 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$16	0.30%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2025)

Net Assets	$257,294,784

Number of Portfolio Holdings	16

Portfolio Turnover Rate	5%

What did the Po
rtfoli
o invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	82.0%

Fixed Income	18.0%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	38.8%

EQ/International Equity Index Portfolio	12.8%

EQ/Small Company Index Portfolio	9.7%

EQ/MFS International Growth Portfolio	7.1%

EQ/Emerging Markets Equity PLUS Portfolio	5.6%

EQ/Core Plus Bond Portfolio	3.2%

EQ/Value Equity Portfolio	3.0%

1290 VT High Yield Bond Portfolio	2.9%

EQ/Long-Term Bond Portfolio	2.7%

1290 Diversified Bond Fund	2.6%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2025	1	Target 2045 Allocation Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A109-K 146420_K Semi-Annual Shareholder Report - June 30, 2025	2	Target 2045 Allocation Portfolio (Class K)

TARGET 2055 ALLOCATION PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 20
25
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Target 2055 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$32	0.63%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2025)

Net Assets	$142,350,206

Number of Portfolio Holdings	16

Portfolio Turnover Rate	2%

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	91.9%

Fixed Income	8.1%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	41.6%

EQ/International Equity Index Portfolio	14.4%

EQ/Small Company Index Portfolio	11.8%

EQ/MFS International Growth Portfolio	9.2%

EQ/Emerging Markets Equity PLUS Portfolio	6.0%

EQ/Value Equity Portfolio	4.3%

Multimanager Aggressive Equity Portfolio	2.1%

1290 VT High Yield Bond Portfolio	1.8%

EQ/Core Plus Bond Portfolio	1.4%

EQ/American Century Mid Cap Value Portfolio	1.3%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2025	1	Target 2055 Allocation Portfolio (Class I B )

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A110-B 153096_B Semi-Annual Shareholder Report - June 30, 2025	2	Target 2055 Allocation Portfolio (Class IB)

TARGET 2055 ALLOCATION PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 20
25
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Target 2055 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$19	0.38%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2025)

Net Assets	$142,350,206

Number of Portfolio Holdings	16

Portfolio Turnover Rate	2%

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	91.9%

Fixed Income	8.1%

Cash and Other Assets Less Liabilities		0.0	% #

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	41.6%

EQ/International Equity Index Portfolio	14.4%

EQ/Small Company Index Portfolio	11.8%

EQ/MFS International Growth Portfolio	9.2%

EQ/Emerging Markets Equity PLUS Portfolio	6.0%

EQ/Value Equity Portfolio	4.3%

Multimanager Aggressive Equity Portfolio	2.1%

1290 VT High Yield Bond Portfolio	1.8%

EQ/Core Plus Bond Portfolio	1.4%

EQ/American Century Mid Cap Value Portfolio	1.3%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2025	1	Target 2055 Allocation Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A110-K 153096_K Semi-Annual Shareholder Report - June 30, 2025	2	Target 2055 Allocation Portfolio (Class K)

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 20
25
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$53	1.04%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2025)

Net Assets	$222,533,798

Number of Portfolio Holdings	11

Portfolio Turnover Rate	36%

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.5%

Equity	64.8%

Fixed Income	34.7%

Short-Term Investments		4.1%

Cash and Other Assets Less Liabilities		-3.6%

Top Holdings (as a % of Net Assets)

Vanguard Intermediate-Term Corporate Bond ETF	34.7%

Vanguard S&P 500 ETF	17.3%

iShares Core MSCI EAFE ETF	15.2%

iShares Core S&P 500 ETF	15.2%

Vanguard Large-Cap ETF	5.4%

iShares Core S&P Mid-Cap ETF	5.3%

iShares MSCI EAFE ETF	4.3%

iShares Russell 2000 ETF	1.1%

iShares Core S&P Small-Cap ETF	1.0%

JPMorgan Prime Money Market Fund, IM Shares	0.5%

Semi-Annual Shareholder Report - June 30, 2025	1	1290 VT Moderate Growth Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A008-B 159931_B Semi-Annual Shareholder Report - June 30, 2025	2	1290 VT Moderate Growth Allocation Portfolio (Class IB)

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 20
25
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Multi-Alternative Strategies Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$56	1.10%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2025)

Net Assets	$9,889,149

Number of Portfolio Holdings	12

Portfolio Turnover Rate	10%

What did the Portfolio invest in?
(as of June 30, 2025)

Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.4%

Fixed Income	29.6%

Equity	27.3%

Alternatives	26.4%

Commodity	16.1%

Short-Term Investments		18.8%

Cash and Other Assets Less Liabilities		-18.2%

Top Holdings (as a % of Net Assets)

iShares Convertible Bond ETF	15.8%

NYLI Merger Arbitrage ETF	15.3%

Vanguard Short-Term Inflation-Protected Securities ETF	13.8%

iMGP DBi Managed Futures Strategy ETF	11.1%

JPMorgan Equity Premium Income ETF	8.4%

Invesco DB Precious Metals Fund	8.1%

Vanguard Global ex-U.S. Real Estate ETF	7.3%

iShares Core U.S. REIT ETF	7.0%

JPMorgan Nasdaq Equity Premium Income ETF	4.7%

Invesco DB Energy Fund	4.1%

Semi-Annual Shareholder Report - June 30, 2025	1	1290 VT Multi-Alternative Strategies Portfolio (Class IB )

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A009-B 157176_B Semi-Annual Shareholder Report - June 30, 2025	2	1290 VT Multi-Alternative Strategies Portfolio (Class IB)

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 20
25
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Multi-Alternative Strategies Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$43	0.85%

*	Annualized. Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Portfolio Statistics (as of June 30, 2025)

Net Assets	$9,889,149

Number of Portfolio Holdings	12

Portfolio Turnover Rate	10%

What did the Portfolio invest in?
(as of June 30, 2025)

Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.4%

Fixed Income	29.6%

Equity	27.3%

Alternatives	26.4%

Commodity	16.1%

Short-Term Investments		18.8%

Cash and Other Assets Less Liabilities		-18.2%

Top Holdings (as a % of Net Assets)

iShares Convertible Bond ETF	15.8%

NYLI Merger Arbitrage ETF	15.3%

Vanguard Short-Term Inflation-Protected Securities ETF	13.8%

iMGP DBi Managed Futures Strategy ETF	11.1%

JPMorgan Equity Premium Income ETF	8.4%

Invesco DB Precious Metals Fund	8.1%

Vanguard Global ex-U.S. Real Estate ETF	7.3%

iShares Core U.S. REIT ETF	7.0%

JPMorgan Nasdaq Equity Premium Income ETF	4.7%

Invesco DB Energy Fund	4.1%

Semi-Annual Shareholder Report - June 30, 2025	1	1290 VT Multi-Alternative Strategies Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A009-K 157176_K Semi-Annual Shareholder Report - June 30, 2025	2	1290 VT Multi-Alternative Strategies Portfolio (Class K)

1290 VT CONVERTIBLE SECURITIES PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Convertible Securities Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$46	0.90%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$51,520,185

Number of Portfolio Holdings	305

Portfolio Turnover Rate	19%

What did the
Portfolio
invest
in
?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	30.7%

Consumer Discretionary	16.6%

Utilities	11.0%

Financials	10.9%

Health Care	10.1%

Industrials	10.1%

Communication Services	5.0%

Real Estate	2.9%

Materials	1.2%

Energy	0.9%

Consumer Staples	0.6%

Short-Term Investments	2.7%

Cash and Other Assets Less Liabilities	-2.7%

Top Holdings (as a % of Net Assets)

Boeing Co. (The), 6.00%	2.6%

Alibaba Group Holding Ltd., 0.50%, 6/1/31	2.2%

Wells Fargo & Co., 7.50%	1.6%

Bank of America Corp., 7.25%	1.2%

DoorDash, Inc., 0.00%, 5/15/30	1.0%

MicroStrategy, Inc., 0.63%, 3/15/30	1.0%

Western Digital Corp., 3.00%, 11/15/28	1.0%

KKR & Co., Inc., 6.25%	1.0%

Seagate HDD Cayman, 3.50%, 6/1/28	0.9%

GameStop Corp., 0.00%, 6/15/32	0.9%

Semi-Annual Shareholder Report - June 30, 2025	1	1290 VT Convertible Securities Portfolio (Class IB)

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since
January 1, 2025
.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling 1-877-222-2144.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

A001-B 152501_B Semi-Annual Shareholder Report - June 30, 2025	2	1290 VT Convertible Securities Portfolio (Class IB)

1290 VT CONVERTIBLE SECURITIES PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Convertible Securities Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.
This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$33	0.65%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$51,520,185

Number of Portfolio Holdings	305

Portfolio Turnover Rate	19%

What did the Portfolio invest
in
?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	30.7%

Consumer Discretionary	16.6%

Utilities	11.0%

Financials	10.9%

Health Care	10.1%

Industrials	10.1%

Communication Services	5.0%

Real Estate	2.9%

Materials	1.2%

Energy	0.9%

Consumer Staples	0.6%

Short-Term Investments	2.7%

Cash and Other Assets Less Liabilities	-2.7%

Top Holdings (as a % of Net Assets)

Boeing Co. (The), 6.00%	2.6%

Alibaba Group Holding Ltd., 0.50%, 6/1/31	2.2%

Wells Fargo & Co., 7.50%	1.6%

Bank of America Corp., 7.25%	1.2%

DoorDash, Inc., 0.00%, 5/15/30	1.0%

MicroStrategy, Inc., 0.63%, 3/15/30	1.0%

Western Digital Corp., 3.00%, 11/15/28	1.0%

KKR & Co., Inc., 6.25%	1.0%

Seagate HDD Cayman, 3.50%, 6/1/28	0.9%

GameStop Corp., 0.00%, 6/15/32	0.9%

Semi-Annual Shareholder Report - June 30, 2025	1	1290 VT Convertible Securities Portfolio (Class K)

Material Changes
to
the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A001-K 152501_K Semi-Annual Shareholder Report - June 30, 2025	2	1290 VT Convertible Securities Portfolio (Class K)

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT DoubleLine Opportunistic Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$45	0.89%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$515,474,880

Number of Portfolio Holdings	793

Portfolio Turnover Rate	22%

What did the Portfolio invest
in
?
(as of June 30, 2025)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	23.7%

Corporate Bonds	22.0%

Mortgage-Backed Securities	20.4%

Asset-Backed Securities	14.6%

Collateralized Mortgage Obligations	10.2%

Commercial Mortgage-Backed Securities	5.3%

Investment Companies	0.7%

Foreign Government Securities	0.6%

Short-Term Investments	1.8%

Cash and Other Assets Less Liabilities	0.7%

Semi-Annual Shareholder Report - June 30, 2025	1	1290 VT DoubleLine Opportunistic Bond Portfolio (Class IB)

Additional
Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

A002-B 153115_B Semi-Annual Shareholder Report - June 30, 2025	2	1290 VT DoubleLine Opportunistic Bond Portfolio (Class IB)

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT DoubleLine Opportunistic Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$33	0.64%

*	Annualized

Portfolio Statisti cs (as of June 30, 2025)

Net Assets	$515,474,880

Number of Portfolio Holdings	793

Portfolio Turnover Rate	22%

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	23.7%

Corporate Bonds	22.0%

Mortgage-Backed Securities	20.4%

Asset-Backed Securities	14.6%

Collateralized Mortgage Obligations	10.2%

Commercial Mortgage-Backed Securities	5.3%

Investment Companies	0.7%

Foreign Government Securities	0.6%

Short-Term Investments	1.8%

Cash and Other Assets Less Liabilities	0.7%

Semi-Annual Shareholder Report - June 30, 2025	1	1290 VT DoubleLine Opportunistic Bond Portfolio (Class K)

Additional
Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A002-K 153115_K Semi-Annual Shareholder Report - June 30, 2025	2	1290 VT DoubleLine Opportunistic Bond Portfolio (Class K)

1290 VT EQUITY INCOME PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Equity Income Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$49	0.95%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$460,424,801

Number of Portfolio Holdings	45

Portfolio Turnover Rate	7%

What did the Portfolio invest
in
?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	19.2%

Health Care	18.4%

Consumer Staples	12.7%

Energy	9.8%

Utilities	8.1%

Real Estate	7.9%

Industrials	7.7%

Materials	6.6%

Information Technology	4.4%

Communication Services	3.5%

Consumer Discretionary	0.8%

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	-0.2%

Top Holdings (as a % of Net Assets)

JPMorgan Chase & Co.	3.8%

Philip Morris International, Inc.	3.4%

Air Products and Chemicals, Inc.	3.3%

CVS Health Corp.	3.1%

Medtronic plc	3.1%

Chubb Ltd.	3.0%

Prologis, Inc. (REIT)	3.0%

Smith & Nephew plc (ADR)	3.0%

Entergy Corp.	3.0%

Merck & Co., Inc.	2.9%

Semi-Annual Shareholder Report - June 30, 2025	1	1290 VT Equity Income Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A003-B 146436_B Semi-Annual Shareholder Report - June 30, 2025	2	1290 VT Equity Income Portfolio (Class IB)

1290 VT EQUITY INCOME PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Equity Income Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$36	0.70%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$460,424,801

Number of Portfolio Holdings	45

Portfolio Turnover Rate	7%

What did the Portfolio invest in?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	19.2%

Health Care	18.4%

Consumer Staples	12.7%

Energy	9.8%

Utilities	8.1%

Real Estate	7.9%

Industrials	7.7%

Materials	6.6%

Information Technology	4.4%

Communication Services	3.5%

Consumer Discretionary	0.8%

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	-0.2%

Top Holdings (as a % of Net Assets)

JPMorgan Chase & Co.	3.8%

Philip Morris International, Inc.	3.4%

Air Products and Chemicals, Inc.	3.3%

CVS Health Corp.	3.1%

Medtronic plc	3.1%

Chubb Ltd.	3.0%

Prologis, Inc. (REIT)	3.0%

Smith & Nephew plc (ADR)	3.0%

Entergy Corp.	3.0%

Merck & Co., Inc.	2.9%

Semi-Annual Shareholder Report - June 30, 2025	1	1290 VT Equity Income Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A003-K 146436_K Semi-Annual Shareholder Report - June 30, 2025	2	1290 VT Equity Income Portfolio (Class K)

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 20
25
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT GAMCO Mergers & Acquisitions Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$64	1.25%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$164,399,100

Number of Portfolio Holdings	164

Portfolio Turnover Rate	63%

What did the Portfolio invest in?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Communication Services	19.4%

Utilities	12.5%

Health Care	7.7%

Industrials	6.9%

Materials	6.7%

Consumer Discretionary	6.1%

Information Technology	5.5%

Financials	5.1%

Energy	1.4%

Real Estate	0.7%

Consumer Staples	0.7%

Short-Term Investments	23.7%

Cash and Other Assets Less Liabilities	3.6%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	22.7%

National Fuel Gas Co.	3.0%

United States Cellular Corp.	3.0%

Southwest Gas Holdings, Inc.	2.8%

Vulcan Materials Co.	2.7%

Atlanta Braves Holdings, Inc., Class A	2.7%

Fox Corp., Class B	2.6%

SpringWorks Therapeutics, Inc.	2.6%

TXNM Energy, Inc.	2.5%

FARO Technologies, Inc.	2.1%

Semi-Annual Shareholder Report - June 30, 2025	1	1290 VT GAMCO Mergers & Acquisitions Portfolio (Class IB)

Additional
Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A004-B 146447_B Semi-Annual Shareholder Report - June 30, 2025	2	1290 VT GAMCO Mergers & Acquisitions Portfolio (Class IB)

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT GAMCO Mergers & Acquisitions Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last
six
months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$51	1.00%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$164,399,100

Number of Portfolio Holdings	164

Portfolio Turnover Rate	63%

What did the Portfolio invest in?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Communication Services	19.4%

Utilities	12.5%

Health Care	7.7%

Industrials	6.9%

Materials	6.7%

Consumer Discretionary	6.1%

Information Technology	5.5%

Financials	5.1%

Energy	1.4%

Real Estate	0.7%

Consumer Staples	0.7%

Short-Term Investments	23.7%

Cash and Other Assets Less Liabilities	3.6%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	22.7%

National Fuel Gas Co.	3.0%

United States Cellular Corp.	3.0%

Southwest Gas Holdings, Inc.	2.8%

Vulcan Materials Co.	2.7%

Atlanta Braves Holdings, Inc., Class A	2.7%

Fox Corp., Class B	2.6%

SpringWorks Therapeutics, Inc.	2.6%

TXNM Energy, Inc.	2.5%

FARO Technologies, Inc.	2.1%

Semi-Annual Shareholder Report - June 30, 2025	1	1290 VT GAMCO Mergers & Acquisitions Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A004-K 146447_K Semi-Annual Shareholder Report - June 30, 2025	2	1290 VT GAMCO Mergers & Acquisitions Portfolio (Class K)

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT GAMCO Small Company Value Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$53	1.05%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$3,562,060,724

Number of Portfolio Holdings	379

Portfolio Turnover Rate	1%

What did the
Portfolio
invest in?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	45.9%

Consumer Discretionary	16.6%

Communication Services	8.7%

Consumer Staples	4.9%

Utilities	4.7%

Materials	4.7%

Information Technology	4.3%

Financials	3.2%

Real Estate	2.5%

Health Care	2.2%

Energy	1.3%

Short-Term Investments	0.8%

Cash and Other Assets Less Liabilities	0.2%

Top Holdings (as a % of Net Assets)

Mueller Industries, Inc.	3.7%

GATX Corp.	3.3%

Crane Co.	2.8%

Republic Services, Inc.	2.1%

Herc Holdings, Inc.	2.0%

Penske Automotive Group, Inc.	2.0%

Modine Manufacturing Co.	1.9%

Watts Water Technologies, Inc., Class A	1.7%

Rollins, Inc.	1.7%

AutoNation, Inc.	1.7%

Semi-Annual Shareholder Report - June 30, 2025	1	1290 VT GAMCO Small Company Value Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

A005-B 146448_B Semi-Annual Shareholder Report - June 30, 2025	2	1290 VT GAMCO Small Company Value Portfolio (Class IB)

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT GAMCO Small Company Value Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six
months
?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$40	0.80%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$3,562,060,724

Number of Portfolio Holdings	379

Portfolio Turnover Rate	1%

What did the Portfolio invest in?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	45.9%

Consumer Discretionary	16.6%

Communication Services	8.7%

Consumer Staples	4.9%

Utilities	4.7%

Materials	4.7%

Information Technology	4.3%

Financials	3.2%

Real Estate	2.5%

Health Care	2.2%

Energy	1.3%

Short-Term Investments	0.8%

Cash and Other Assets Less Liabilities	0.2%

Top Holdings (as a % of Net Assets)

Mueller Industries, Inc.	3.7%

GATX Corp.	3.3%

Crane Co.	2.8%

Republic Services, Inc.	2.1%

Herc Holdings, Inc.	2.0%

Penske Automotive Group, Inc.	2.0%

Modine Manufacturing Co.	1.9%

Watts Water Technologies, Inc., Class A	1.7%

Rollins, Inc.	1.7%

AutoNation, Inc.	1.7%

Semi-Annual Shareholder Report - June 30, 2025	1	1290 VT GAMCO Small Company Value Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A005-K 146448_K Semi-Annual Shareholder Report - June 30, 2025	2	1290 VT GAMCO Small Company Value Portfolio (Class K)

1290 VT HIGH YIELD BOND PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT High Yield Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the
last
six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$51	1.00%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$249,103,337

Number of Portfolio Holdings	476

Portfolio Turnover Rate	22%

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Sector (as a % of Net Assets)

Corporate Bonds		80.4%

Consumer Discretionary	14.6%

Industrials	11.7%

Financials	10.7%

Communication Services	8.4%

Materials	8.3%

Information Technology	8.3%

Energy	7.8%

Health Care	5.4%

Other	5.2%

Exchange Traded Funds		8.9%

Loan Participations		5.6%

Information Technology	2.5%

Financials	1.7%

Other	1.4%

Common Stocks		0.0	% #

Short-Term Investments		10.4%

Cash and Other Assets Less Liabilities		-5.3%

#
Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2025	1	1290 VT High Yield Bond Portfolio (Class IB)

Additional In
form
ation

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A006-B 148403_B Semi-Annual Shareholder Report - June 30, 2025	2	1290 VT High Yield Bond Portfolio (Class IB)

1290 VT HIGH YIELD BOND PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT High Yield Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio
costs
for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$38	0.75%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$249,103,337

Number of Portfolio Holdings	476

Portfolio Turnover Rate	22%

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Sector (as a % of Net Assets)

Corporate Bonds		80.4%

Consumer Discretionary	14.6%

Industrials	11.7%

Financials	10.7%

Communication Services	8.4%

Materials	8.3%

Information Technology	8.3%

Energy	7.8%

Health Care	5.4%

Other	5.2%

Exchange Traded Funds		8.9%

Loan Participations		5.6%

Information Technology	2.5%

Financials	1.7%

Other	1.4%

Common Stocks		0.0	% #

Short-Term Investments		10.4%

Cash and Other Assets Less Liabilities		-5.3%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2025	1	1290 VT High Yield Bond Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A006-K 148403_K Semi-Annual Shareholder Report - June 30, 2025	2	1290 VT High Yield Bond Portfolio (Class K)

1290 VT MICRO CAP PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Micro Cap Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$56	1.15%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$157,492,654

Number of Portfolio Holdings	1,454

Portfolio Turnover Rate	42%

What did the Portfolio invest in?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Health Care	22.7%

Information Technology	18.7%

Industrials	17.8%

Financials	15.6%

Consumer Discretionary	6.8%

Consumer Staples	5.6%

Communication Services	4.4%

Materials	2.3%

Energy	2.2%

Real Estate	1.6%

Utilities	0.4%

Short-Term Investments	4.2%

Cash and Other Assets Less Liabilities	-2.3%

Top Holdings (as a % of Net Assets)

CRA International, Inc.	1.4%

Grindr, Inc.	1.4%

Life360, Inc.	1.4%

Argan, Inc.	1.3%

Universal Technical Institute, Inc.	1.3%

Core Scientific, Inc.	1.2%

Limbach Holdings, Inc.	1.2%

Adaptive Biotechnologies Corp.	1.2%

Mirum Pharmaceuticals, Inc.	1.2%

Tarsus Pharmaceuticals, Inc.	1.2%

Semi-Annual Shareholder Report - June 30, 2025	1	1290 VT Micro Cap Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-
222-2144,
or scan the adjacent QR code.

A007-B 153133_B Semi-Annual Shareholder Report - June 30, 2025	2	1290 VT Micro Cap Portfolio (Class IB)

1290 VT MICRO CAP PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Micro Cap Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the
Portfolio
costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$44	0.90%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$157,492,654

Number of Portfolio Holdings	1,453

Portfolio Turnover Rate	42%

What did the Portfolio
inve
st in?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Health Care	22.7%

Information Technology	18.7%

Industrials	17.8%

Financials	15.6%

Consumer Discretionary	6.8%

Consumer Staples	5.6%

Communication Services	4.4%

Materials	2.3%

Energy	2.2%

Real Estate	1.6%

Utilities	0.4%

Short-Term Investments	4.2%

Cash and Other Assets Less Liabilities	-2.3%

Top Holdings (as a % of Net Assets)

CRA International, Inc.	1.4%

Grindr, Inc.	1.4%

Life360, Inc.	1.4%

Argan, Inc.	1.3%

Universal Technical Institute, Inc.	1.3%

Core Scientific, Inc.	1.2%

Limbach Holdings, Inc.	1.2%

Adaptive Biotechnologies Corp.	1.2%

Mirum Pharmaceuticals, Inc.	1.2%

Tarsus Pharmaceuticals, Inc.	1.2%

Semi-Annual Shareholder Report - June 30, 2025	1	1290 VT Micro Cap Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-
222-2144,
or scan the adjacent QR code.

A007-K 153133_K Semi-Annual Shareholder Report - June 30, 2025	2	1290 VT Micro Cap Portfolio (Class K)

1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Natural Resources Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.
This report
describes
changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$46	0.90%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$32,161,199

Number of Portfolio Holdings	81

Portfolio Turnover Rate	5%

What did the Portfolio invest in?
(as of June 30, 2025)

Country Weightings (as a % of Net Assets)

United States	56.5%

Canada	14.8%

Australia	12.1%

France	4.2%

Brazil	1.6%

Japan	1.5%

Norway	1.3%

Italy	1.2%

South Africa	1.1%

Finland	0.7%

Other	4.0%

Sector & Industry Weightings (as a % of Net Assets)

Energy		63.3%

Integrated Oil & Gas	44.3%

Oil & Gas Exploration & Production	17.9%

Coal & Consumable Fuels	1.1%

Materials		34.3%

Diversified Metals & Mining	11.3%

Gold	10.0%

Steel	4.3%

Fertilizers & Agricultural Chemicals	3.6%

Copper	3.1%

Paper Products	1.0%

Forest Products	0.4%

Silver	0.3%

Aluminum	0.3%

Food, Beverage & Tobacco		1.4%

Agricultural Products & Services	1.4%

Short-Term Investments		0.8%

Cash and Other Assets Less Liabilities		0.2%

Semi-Annual Share hol der Report - June 30, 2025	1	1290 VT Natural Resources Portfolio (Class IB)

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Additional Infor
matio
n

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-
222-2144,
or scan the adjacent QR code.

A010-B 148388_B Semi-Annual Shareholder Report - June 30, 2025	2	1290 VT Natural Resources Portfolio (Class IB)

1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Natural Resources Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.
This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$34	0.65%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$32,161,199

Number of Portfolio Holdings	81

Portfolio Turnover Rate	5%

What did the Portfolio i
nve
st in?
(as of June 30, 2025)

Country Weightings (as a % of Net Assets)

United States	56.5%

Canada	14.8%

Australia	12.1%

France	4.2%

Brazil	1.6%

Japan	1.5%

Norway	1.3%

Italy	1.2%

South Africa	1.1%

Finland	0.7%

Other	4.0%

Sector & Industry Weightings (as a % of Net Assets)

Energy		63.3%

Integrated Oil & Gas	44.3%

Oil & Gas Exploration & Production	17.9%

Coal & Consumable Fuels	1.1%

Materials		34.3%

Diversified Metals & Mining	11.3%

Gold	10.0%

Steel	4.3%

Fertilizers & Agricultural Chemicals	3.6%

Copper	3.1%

Paper Products	1.0%

Forest Products	0.4%

Silver	0.3%

Aluminum	0.3%

Food, Beverage & Tobacco		1.4%

Agricultural Products & Services	1.4%

Short-Term Investments		0.8%

Cash and Other Assets Less Liabilities		0.2%

Semi-Annual Shareholder Report - June 30, 2025	1	1290 VT Natural Resources Portfolio (Class K)

Material Chan
g
es to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A010-K 148388_K Semi-Annual Shareholder Report - June 30, 2025	2	1290 VT Natural Resources Portfolio (Class K)

1290 VT REAL ESTATE PORTFOLIO (CLASS IB)

Semi-
Annual
Shareholder
Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Real Estate Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.
This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$46	0.90%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$36,418,944

Number of Portfolio Holdings	363

Portfolio Turnover Rate	5%

What did the Portfolio i
nv
est in?
(as of June 30, 2025)

Industry Group and Sub-Industry Weightings (as a % of Net Assets)

Real Estate			97.6%

Retail REITs	16.2%

Industrial REITs	14.0%

Health Care REITs	11.2%

Multi-Family Residential REITs	8.4%

Real Estate Operating Companies	7.7%

Other	40.1%

Consumer Discretionary			0.0	% #

Hotels, Resorts & Cruise Lines	0.0	% #

Information Technology			0.4%

Internet Services & Infrastructure	0.4%

Health Care			0.2%

Health Care Facilities	0.2%

Consumer Staples			0.1%

Consumer Staples Merchandise Retail	0.1%

Top Holdings (as a % of Net Assets)

Welltower, Inc. (REIT)	5.5%

Prologis, Inc. (REIT)	5.3%

Equinix, Inc. (REIT)	4.2%

Digital Realty Trust, Inc. (REIT)	3.2%

Simon Property Group, Inc. (REIT)	2.8%

Realty Income Corp. (REIT)	2.8%

Public Storage (REIT)	2.5%

Goodman Group (REIT)	2.4%

VICI Properties, Inc. (REIT), Class A	1.9%

Extra Space Storage, Inc. (REIT)	1.7%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2025	1	1290 VT Real Estate Portfolio (Class IB)

Material Changes to the P
or
tfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A011-B 148389_B Semi-Annual Shareholder Report - June 30, 2025	2	1290 VT Real Estate Portfolio (Class IB)

1290 VT REAL ESTATE PORTFOLIO (CLASS K)

Semi-Annual
Shareholder
Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Real Estate Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.
This report describes changes to the Portfolio that occurred during the reporting period.

What
were
the
Portfolio
costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$33	0.65%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$36,418,944

Number of Portfolio Holdings	363

Portfolio Turnover Rate	5%

What did the Portfolio invest in?
(as of June 30, 2025)

Industry Group and Sub-Industry Weightings (as a % of Net Assets)

Real Estate			97.6%

Retail REITs	16.2%

Industrial REITs	14.0%

Health Care REITs	11.2%

Multi-Family Residential REITs	8.4%

Real Estate Operating Companies	7.7%

Other	40.1%

Consumer Discretionary			0.0	% #

Hotels, Resorts & Cruise Lines	0.0	% #

Information Technology			0.4%

Internet Services & Infrastructure	0.4%

Health Care			0.2%

Health Care Facilities	0.2%

Consumer Staples			0.1%

Consumer Staples Merchandise Retail	0.1%

Top Holdings (as a % of Net Assets)

Welltower, Inc. (REIT)	5.5%

Prologis, Inc. (REIT)	5.3%

Equinix, Inc. (REIT)	4.2%

Digital Realty Trust, Inc. (REIT)	3.2%

Simon Property Group, Inc. (REIT)	2.8%

Realty Income Corp. (REIT)	2.8%

Public Storage (REIT)	2.5%

Goodman Group (REIT)	2.4%

VICI Properties, Inc. (REIT), Class A	1.9%

Extra Space Storage, Inc. (REIT)	1.7%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2025	1	1290 VT Real Estate Portfolio (Class K)

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A011-K 148389_K Semi-Annual Shareholder Report - June 30, 2025	2	1290 VT Real Estate Portfolio (Class K)

1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Small Cap Value Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.15%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$395,394,579

Number of Portfolio Holdings	1,555

Portfolio Turnover Rate	15%

What
did the Portfolio invest in?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	16.3%

Industrials	15.7%

Energy	15.3%

Consumer Discretionary	15.2%

Real Estate	11.3%

Materials	4.9%

Utilities	4.6%

Health Care	4.2%

Communication Services	3.8%

Information Technology	3.8%

Consumer Staples	3.3%

Short-Term Investments	2.3%

Cash and Other Assets Less Liabilities	-0.7%

Top Holdings (as a % of Net Assets)

Texas Pacific Land Corp.	10.9%

AutoNation, Inc.	4.7%

Landbridge Co. LLC, Class A	4.4%

Penske Automotive Group, Inc.	4.1%

Interparfums, Inc.	2.3%

Live Nation Entertainment, Inc.	2.0%

Oshkosh Corp.	1.7%

Hawaiian Electric Industries, Inc.	1.6%

Sandstorm Gold Ltd.	1.6%

CACI International, Inc., Class A	1.5%

Semi-Annual S ha reholder Re port - June 30, 2025	1	1290 VT Small Cap Value Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A012-B 153132_B Semi-Annual Shareholder Report - June 30, 2025	2	1290 VT Small Cap Value Portfolio (Class IB)

1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Small Cap Value Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio
costs
for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$45	0.90%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$395,394,579

Number of Portfolio Holdings	1,555

Portfolio Turnover Rate	15%

What did the Portfolio invest in?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	16.3%

Industrials	15.7%

Energy	15.3%

Consumer Discretionary	15.2%

Real Estate	11.3%

Materials	4.9%

Utilities	4.6%

Health Care	4.2%

Communication Services	3.8%

Information Technology	3.8%

Consumer Staples	3.3%

Short-Term Investments	2.3%

Cash and Other Assets Less Liabilities	-0.7%

Top Holdings (as a % of Net Assets)

Texas Pacific Land Corp.	10.9%

AutoNation, Inc.	4.7%

Landbridge Co. LLC, Class A	4.4%

Penske Automotive Group, Inc.	4.1%

Interparfums, Inc.	2.3%

Live Nation Entertainment, Inc.	2.0%

Oshkosh Corp.	1.7%

Hawaiian Electric Industries, Inc.	1.6%

Sandstorm Gold Ltd.	1.6%

CACI International, Inc., Class A	1.5%

Semi-Annual Shareholder Report - June 30, 2025	1	1290 VT Small Cap Value Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A012-K 153132_K Semi-Annual Shareholder Report - June 30, 2025	2	1290 VT Small Cap Value Portfolio (Class K)

1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT SmartBeta Equity ESG Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were
the
Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$56	1.09%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$370,193,156

Number of Portfolio Holdings	275

Portfolio Turnover Rate	15%

What did the Portfolio invest in?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	20.9%

Information Technology	20.5%

Industrials	14.0%

Consumer Staples	11.0%

Consumer Discretionary	10.1%

Health Care	8.2%

Communication Services	7.0%

Utilities	3.7%

Materials	2.0%

Real Estate	1.1%

Energy	0.8%

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	-0.4%

Top Holdings (as a % of Net Assets)

Microsoft Corp.	4.7%

NVIDIA Corp.	4.6%

Apple, Inc.	4.1%

Alphabet, Inc., Class A	2.1%

Amazon.com, Inc.	2.0%

Visa, Inc., Class A	1.4%

Meta Platforms, Inc., Class A	1.4%

Costco Wholesale Corp.	1.2%

Mastercard, Inc., Class A	1.1%

McDonald’s Corp.	1.1%

Semi-Annual Shareholder Report - June 30, 2025	1	1290 VT SmartBeta Equity ESG Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A013-B 152479_B Semi-Annual Shareholder Report - June 30, 2025	2	1290 VT SmartBeta Equity ESG Portfolio (Class IB)

1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K)

Semi-Annual Shareholder
Report
- June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT SmartBeta Equity ESG Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$43	0.84%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$370,193,156

Number of Portfolio Holdings	275

Portfolio Turnover Rate	15%

What did the Portfolio invest in?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	20.9%

Information Technology	20.5%

Industrials	14.0%

Consumer Staples	11.0%

Consumer Discretionary	10.1%

Health Care	8.2%

Communication Services	7.0%

Utilities	3.7%

Materials	2.0%

Real Estate	1.1%

Energy	0.8%

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	-0.4%

Top Holdings (as a % of Net Assets)

Microsoft Corp.	4.7%

NVIDIA Corp.	4.6%

Apple, Inc.	4.1%

Alphabet, Inc., Class A	2.1%

Amazon.com, Inc.	2.0%

Visa, Inc., Class A	1.4%

Meta Platforms, Inc., Class A	1.4%

Costco Wholesale Corp.	1.2%

Mastercard, Inc., Class A	1.1%

McDonald’s Corp.	1.1%

Semi-Annual Shareholder Report - June 30, 2025	1	1290 VT SmartBeta Equity ESG Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

A013-K 152479_K Semi-Annual Shareholder Report - June 30, 2025	2	1290 VT SmartBeta Equity ESG Portfolio (Class K)

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the 1290 VT Socially Responsible Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$46	0.90%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$265,027,836

Number of Portfolio Holdings	401

Portfolio Turnover Rate	1%

What did the
Portfolio
invest in?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	40.5%

Financials	12.8%

Consumer Discretionary	9.0%

Industrials	8.7%

Communication Services	8.4%

Health Care	7.8%

Consumer Staples	5.1%

Real Estate	2.7%

Materials	2.6%

Energy	1.3%

Utilities	1.0%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.0	% #

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	13.5%

Microsoft Corp.	12.3%

Alphabet, Inc., Class A	3.6%

Tesla, Inc.	3.2%

Alphabet, Inc., Class C	3.1%

Visa, Inc., Class A	2.1%

Mastercard, Inc., Class A	1.6%

Procter & Gamble Co. (The)	1.3%

Oracle Corp.	1.3%

Home Depot, Inc. (The)	1.3%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2025	1	1290 VT Socially Responsible Portfolio (Class IB)

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since
January
1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request
by calling 1-877-222-2144.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

A014-B 146437_B Semi-Annual Shareholder Report - June 30, 2025	2	1290 VT Socially Responsible Portfolio (Class IB)

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the ATM Large Cap Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.
This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$30	0.59%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$2,772,916,649

Number of Portfolio Holdings	508

Portfolio Turnover Rate	1%

What did the Portfolio invest in?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	29.8%

Financials	12.6%

Consumer Discretionary	9.3%

Communication Services	8.8%

Health Care	8.4%

Industrials	7.7%

Consumer Staples	4.9%

Energy	2.7%

Utilities	2.2%

Real Estate	1.8%

Materials	1.7%

Short-Term Investments	2.9%

Cash and Other Assets Less Liabilities	7.2%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.6%

Microsoft Corp.	6.3%

Apple, Inc.	5.3%

Amazon.com, Inc.	3.6%

JPMorgan Prime Money Market Fund, IM Shares	2.8%

Meta Platforms, Inc., Class A	2.8%

Broadcom, Inc.	2.2%

Alphabet, Inc., Class A	1.8%

Berkshire Hathaway, Inc., Class B	1.5%

Tesla, Inc.	1.5%

Semi-Annual Shareholder Report - June 30, 2025	1	ATM Large Cap Managed Volatility Portfolio (Class K)

Material Changes to the Portfolio

The following is a summary of
certain
changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-
222-2144,
or scan the adjacent QR code.

A016-K 800063_K Semi-Annual Shareholder Report - June 30, 2025	2	ATM Large Cap Managed Volatility Portfolio (Class K)

ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the ATM Mid Cap Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.
This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$29	0.60%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$295,895,781

Number of Portfolio Holdings	405

Portfolio Turnover Rate	8%

What did the Portfolio invest in?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	20.6%

Financials	16.4%

Consumer Discretionary	12.1%

Information Technology	10.5%

Health Care	7.7%

Real Estate	6.2%

Materials	4.9%

Consumer Staples	4.9%

Energy	3.4%

Utilities	2.6%

Communication Services	1.1%

Short-Term Investments	6.3%

Cash and Other Assets Less Liabilities	3.3%

Semi-Annual Shareholder Report - June 30, 2025	1	ATM Mid Cap Managed Volatility Portfolio (Class K)

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A017-K 800064_K Semi-Annual Shareholder Report - June 30, 2025	2	ATM Mid Cap Managed Volatility Portfolio (Class K)

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the ATM Small Cap Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.
This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$29	0.60%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$922,614,157

Number of Portfolio Holdings	2,124

Portfolio Turnover Rate	9%

What did the Portfolio
invest
in?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	17.5%

Industrials	15.5%

Health Care	14.3%

Information Technology	13.3%

Consumer Discretionary	9.1%

Real Estate	5.5%

Energy	4.4%

Materials	3.4%

Utilities	2.9%

Communication Services	2.4%

Consumer Staples	2.0%

Short-Term Investments	7.9%

Cash and Other Assets Less Liabilities	1.8%

Semi-Annual Shareholder Report - June 30, 2025	1	ATM Small Cap Managed Volatility Portfolio (Class K)

Material Changes to the
Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A018-K 800065_K Semi-Annual Shareholder Report - June 30, 2025	2	ATM Small Cap Managed Volatility Portfolio (Class K)

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30,
2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the ATM International Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.
This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$34	0.65%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,207,469,877

Number of Portfolio Holdings	708

Portfolio Turnover Rate	2%

What did the Portfolio
invest
in?
(as of June 30, 2025)

Country Weightings (as a % of Net Assets)

Japan	19.7%

United Kingdom	10.2%

Germany	9.3%

United States	9.2%

France	8.6%

Australia	6.2%

Switzerland	4.4%

Netherlands	3.8%

Spain	2.9%

Italy	2.9%

Other	13.0%

Sector Weightings (as a % of Net Assets)

Financials	21.5%

Industrials	17.2%

Health Care	10.1%

Consumer Discretionary	8.8%

Information Technology	7.7%

Consumer Staples	7.2%

Materials	5.1%

Communication Services	4.9%

Utilities	3.1%

Energy	2.9%

Real Estate	1.7%

Short-Term Investments	0.8%

Cash and Other Assets Less Liabilities	9.0%

Semi-Annual Shareholder Report - June 30, 2025	1	ATM International Managed Volatility Portfolio (Class K)

Material Changes to
the
Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

A015-K 800062_K Semi-Annual Shareholder Report - June 30, 2025	2	ATM International Managed Volatility Portfolio (Class K)

EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/500 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.
This report describes changes to the Portfolio that occurred during the reporting period.

What were the
Portfolio
costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$40	0.80%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$8,174,379,778

Number of Portfolio Holdings	507

Portfolio Turnover Rate	1%

What did the Portfolio invest
in
?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	29.9%

Financials	12.7%

Consumer Discretionary	9.4%

Communication Services	8.8%

Health Care	8.4%

Industrials	7.8%

Consumer Staples	5.0%

Energy	2.7%

Utilities	2.1%

Real Estate	1.8%

Materials	1.7%

Short-Term Investments	3.2%

Cash and Other Assets Less Liabilities	6.5%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.6%

Microsoft Corp.	6.4%

Apple, Inc.	5.3%

Amazon.com, Inc.	3.6%

JPMorgan Prime Money Market Fund, IM Shares	3.1%

Meta Platforms, Inc., Class A	2.8%

Broadcom, Inc.	2.2%

Alphabet, Inc., Class A	1.8%

Berkshire Hathaway, Inc., Class B	1.5%

Tesla, Inc.	1.5%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/500 Managed Volatility Portfolio (Class IB)

Material Changes to the
Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A020-B 146428_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/500 Managed Volatility Portfolio (Class IB)

EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/500 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.
This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six
months
?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$28	0.55%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$8,174,379,778

Number of Portfolio Holdings	507

Portfolio Turnover Rate	1%

What did the Portfolio
invest
in?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	29.9%

Financials	12.7%

Consumer Discretionary	9.4%

Communication Services	8.8%

Health Care	8.4%

Industrials	7.8%

Consumer Staples	5.0%

Energy	2.7%

Utilities	2.1%

Real Estate	1.8%

Materials	1.7%

Short-Term Investments	3.2%

Cash and Other Assets Less Liabilities	6.5%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.6%

Microsoft Corp.	6.4%

Apple, Inc.	5.3%

Amazon.com, Inc.	3.6%

JPMorgan Prime Money Market Fund, IM Shares	3.1%

Meta Platforms, Inc., Class A	2.8%

Broadcom, Inc.	2.2%

Alphabet, Inc., Class A	1.8%

Berkshire Hathaway, Inc., Class B	1.5%

Tesla, Inc.	1.5%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/500 Managed Volatility Portfolio (Class K)

Material Changes to
the
Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A020-K 146428_K Semi-Annual Shareholder Report - June 30, 2025	2	EQ/500 Managed Volatility Portfolio (Class K)

EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/400 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.
This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six
months
?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$41	0.85%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$769,114,651

Number of Portfolio Holdings	403

Portfolio Turnover Rate	5%

What did the Portfolio invest
in
?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	20.6%

Financials	16.3%

Consumer Discretionary	12.0%

Information Technology	10.6%

Health Care	7.7%

Real Estate	6.2%

Materials	4.9%

Consumer Staples	4.9%

Energy	3.4%

Utilities	2.6%

Communication Services	1.1%

Short-Term Investments	4.7%

Cash and Other Assets Less Liabilities	5.0%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/400 Managed Volatility Portfolio (Class IB)

Material Changes to
the
Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable- funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A019-B 146427_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/400 Managed Volatility Portfolio (Class IB)

EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/400 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.
This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$29	0.60%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$769,114,651

Number of Portfolio Holdings	403

Portfolio Turnover Rate	5%

What did the Portfolio invest
in
?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	20.6%

Financials	16.3%

Consumer Discretionary	12.0%

Information Technology	10.6%

Health Care	7.7%

Real Estate	6.2%

Materials	4.9%

Consumer Staples	4.9%

Energy	3.4%

Utilities	2.6%

Communication Services	1.1%

Short-Term Investments	4.7%

Cash and Other Assets Less Liabilities	5.0%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/400 Managed Volatility Portfolio (Class K)

Material Changes to
the
Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A019-K 146427_K Semi-Annual Shareholder Report - June 30, 2025	2	EQ/400 Managed Volatility Portfolio (Class K)

EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/2000 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.
This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$41	0.84%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$3,281,559,934

Number of Portfolio Holdings	2,122

Portfolio Turnover Rate	10%

What did the Portfolio invest
in
?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	17.5%
Industrials	15.5%
Health Care	14.4%
Information Technology	13.3%
Consumer Discretionary	9.1%
Real Estate	5.5%
Energy	4.4%
Materials	3.4%
Utilities	2.9%
Communication Services	2.4%
Consumer Staples	2.0%
Short-Term Investments	7.6%
Cash and Other Assets Less Liabilities	2.0%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/2000 Managed Volatility Portfolio (Class IB)

Material Changes
to
the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

A021-B 146429_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/2000 Managed Volatility Portfolio (Class IB)

EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/2000 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.
This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$29	0.59%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$3,281,559,934

Number of Portfolio Holdings	2,122

Portfolio Turnover Rate	10%

What did the Portfolio invest
in
?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	17.5%

Industrials	15.5%

Health Care	14.4%

Information Technology	13.3%

Consumer Discretionary	9.1%

Real Estate	5.5%

Energy	4.4%

Materials	3.4%

Utilities	2.9%

Communication Services	2.4%

Consumer Staples	2.0%

Short-Term Investments	7.6%

Cash and Other Assets Less Liabilities	2.0%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/2000 Managed Volatility Portfolio (Class K)

Material Changes to
the
Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable- funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-
222-2144,
or scan the adjacent QR code.

A021-K 146429_K Semi-Annual Shareholder Report - June 30, 2025	2	EQ/2000 Managed Volatility Portfolio (Class K)

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/International Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.
This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$46	0.86%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,904,545,221

Number of Portfolio Holdings	708

Portfolio Turnover Rate	2%

What did the Portfolio invest in?
(as of June 30, 2025)

Country Weightings (as a % of Net Assets)

Japan	19.6%

United Kingdom	10.2%

Germany	9.3%

United States	9.1%

France	8.5%

Australia	6.2%

Switzerland	4.4%

Netherlands	3.8%

Spain	2.9%

Italy	2.8%

Other	13.0%

Sector Weightings (as a % of Net Assets)

Financials	21.4%

Industrials	17.1%

Health Care	10.1%

Consumer Discretionary	8.8%

Information Technology	7.6%

Consumer Staples	7.2%

Materials	5.0%

Communication Services	4.9%

Utilities	3.1%

Energy	2.9%

Real Estate	1.7%

Short-Term Investments	0.8%

Cash and Other Assets Less Liabilities	9.4%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/International Managed Volatility Portfolio (Class IB)

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A059-B 146430_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/International Managed Volatility Portfolio (Class IB)

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/International Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.
This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$33	0.61%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,904,545,221

Number of Portfolio Holdings	708

Portfolio Turnover Rate	2%

What did the Portfolio invest in?
(as of June 30, 2025)

Country Weightings (as a % of Net Assets)

Japan	19.6%

United Kingdom	10.2%

Germany	9.3%

United States	9.1%

France	8.5%

Australia	6.2%

Switzerland	4.4%

Netherlands	3.8%

Spain	2.9%

Italy	2.8%

Other	13.0%

Sector Weightings (as a % of Net Assets)

Financials	21.4%

Industrials	17.1%

Health Care	10.1%

Consumer Discretionary	8.8%

Information Technology	7.6%

Consumer Staples	7.2%

Materials	5.0%

Communication Services	4.9%

Utilities	3.1%

Energy	2.9%

Real Estate	1.7%

Short-Term Investments	0.8%

Cash and Other Assets Less Liabilities	9.4%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/International Managed Volatility Portfolio (Class K)

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-
222-2144,
or scan the adjacent QR
code
.

A059-K 146430_K Semi-Annual Shareholder Report - June 30, 2025	2	EQ/International Managed Volatility Portfolio (Class K)

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/AB Dynamic Aggressive Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$58	1.12%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$875,107,107

Number of Portfolio Holdings	1,298

Portfolio Turnover Rate	3%

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Sector (as a % of Net Assets)

Common Stocks		60.9%

Information Technology	15.1%

Financials	10.5%

Industrials	7.4%

Consumer Discretionary	6.2%

Health Care	6.1%

Communication Services	5.1%

Consumer Staples	3.8%

Materials	1.9%

Energy	1.9%

Utilities	1.7%

Real Estate	1.2%

U.S. Treasury Obligations		16.0%

Exchange Traded Funds		4.5%

Short-Term Investments		20.1%

Cash and Other Assets Less Liabilities		-1.5%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/AB Dynamic Aggressive Growth Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-
222-2144,
or scan the adjacent QR
code
.

A022-B 157174_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/AB Dynamic Aggressive Growth Portfolio (Class IB)

EQ/AB DYNAMIC GROWTH PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/AB Dynamic Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$58	1.14%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$970,507,518

Number of Portfolio Holdings	1,304

Portfolio Turnover Rate	5%

What did the Portfolio invest in?
(as of June 30, 2025)

Security Type & Sector (as a % of Net Assets)

Common Stocks		64.8%

Information Technology	16.3%

Financials	11.1%

Industrials	7.8%

Consumer Discretionary	6.6%

Health Care	6.4%

Communication Services	5.4%

Consumer Staples	4.1%

Energy	2.0%

Materials	2.0%

Utilities	1.8%

Real Estate	1.3%

U.S. Treasury Obligations		25.9%

Exchange Traded Funds		3.9%

U.S. Government Agency Securities		1.9%

Short-Term Investments		2.6%

Cash and Other Assets Less Liabilities		0.9%

Semi-Annual Shareholder Report - Ju ne 30, 2025	1	EQ/AB Dynamic Growth Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-
222-2144,
or scan the adjacent QR code.

A023-B 153118_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/AB Dynamic Growth Portfolio (Class IB)

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/AB Dynamic Moderate Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a perce nt age of a $10,000 investment *

Class IB	$58	1.13%
* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,519,957,237

Number of Portfolio Holdings	1,303

Portfolio Turnover Rate	5%

What did the Portfolio invest in? (as of June 30, 2025)

Security Type & Sector (as a % of Net Assets)

Common Stocks		54.0%

Information Technology	13.4%

Financials	9.3%

Industrials	6.5%

Consumer Discretionary	5.5%

Health Care	5.4%

Communication Services	4.5%

Consumer Staples	3.4%

Materials	1.7%

Energy	1.7%

Utilities	1.5%

Real Estate	1.1%

U.S. Treasury Obligations		36.4%

Exchange Traded Funds		4.1%

U.S. Government Agency Securities		2.5%

Short-Term Investments		3.9%

Cash and Other Assets Less Liabilities		-0.9%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/AB Dynamic Moderate Growth Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

A024-B 146975_B

Semi-Annual Shareholder Report - June 30, 2025	2	EQ/AB Dynamic Moderate Growth Portfolio (Class IB)

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/AB Short Duration Government Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$39	0.77%
* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$862,999,008

Number of Portfolio Hold in gs	252

Portfolio Turnover Rate	13%

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	33.6%

U.S. Treasury Obligations	18.1%

Corporate Bonds	8.3%

Asset-Backed Securities	5.1%

Collateralized Mortgage Obligations	3.7%

Commercial Mortgage-Backed Securities	1.4%

Mortgage-Backed Securities	0.4%

Municipal Bonds	0.0	% #

Short-Term Investments	28.4%

Cash and Other Assets Less Liabilities	1.0%

#	Less than 0.05%

Semi-Annual Shareholder R ep ort - June 30, 2025	1	EQ/AB Short Duration Government Bond Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

A025-B 150083_B

Semi-Annual Shareholder Report - June 30, 2025	2	EQ/AB Short Duration Government Bond Portfolio (Class IB)

EQ/AB SHORT DURATION GOVERNMENT BOND
PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/AB Short Duration Government Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$26	0.52%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$862,999,008

Number of Portfolio Holdings	252

Portfolio Turnover Rate	13%

What did the Portfolio
invest
in?
(as of June 30, 2025)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	33.6%

U.S. Treasury Obligations	18.1%

Corporate Bonds	8.3%

Asset-Backed Securities	5.1%

Collateralized Mortgage Obligations	3.7%

Commercial Mortgage-Backed Securities	1.4%

Mortgage-Backed Securities	0.4%

Municipal Bonds	0.0	% #

Short-Term Investments	28.4%

Cash and Other Assets Less Liabilities	1.0%

#	Less than 0.05%

Semi-Annual Shareholder Rep ort - June 30, 2025	1	EQ/AB Short Duration Government Bond Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

A025-K 150083_K Semi-Annual Shareholder Report - June 30, 2025	2	EQ/AB Short Duration Government Bond Portfolio (Class K)

EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/AB Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$45	0.92%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,882,483,209

Number of Portfolio Holdings	2,037

Portfolio Turnover Rate	26%

What did the Portfolio invest in?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	19.5%

Information Technology	18.6%

Health Care	17.7%

Financials	14.7%

Consumer Discretionary	13.1%

Real Estate	3.0%

Energy	2.8%

Communication Services	2.6%

Consumer Staples	2.5%

Utilities	2.3%

Materials	1.9%

Short-Term Investments	3.3%

Cash and Other Assets Less Liabilities	-2.0%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/AB S mal l Cap Growth Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A026-B 146432_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/AB Small Cap Growth Portfolio (Class IB)

EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/AB Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$33	0.67%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,882,483,209

Number of Portfolio Holdings	2,037

Portfolio Turnover Rate	26%

What did the Portfolio invest in?
(as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	19.5%

Information Technology	18.6%

Health Care	17.7%

Financials	14.7%

Consumer Discretionary	13.1%

Real Estate	3.0%

Energy	2.8%

Communication Services	2.6%

Consumer Staples	2.5%

Utilities	2.3%

Materials	1.9%

Short-Term Investments	3.3%

Cash and Other Assets Less Liabilities	-2.0%

Semi-Annual Shareholder Report - Ju ne 30, 2025	1	EQ/AB Small Cap Growth Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A026-K 146432_K Semi-Annual Shareholder Report - June 30, 2025	2	EQ/AB Small Cap Growth Portfolio (Class K)

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/AB Sustainable U.S. Thematic Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$50	1.00%
* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$17,344,636

Number of Portfolio Holdings	43

Portfolio Turnover Rate	36%

What did the Po rtf olio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	40.8%

Health Care	16.4%

Financials	15.8%

Industrials	13.5%

Consumer Staples	4.0%

Consumer Discretionary	3.6%

Utilities	2.6%

Short-Term Investments	1.7%

Cash and Other Assets Less Liabilities	1.6%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	5.1%

Microsoft Corp.	5.0%

Broadcom, Inc.	4.4%

Flex Ltd.	3.7%

Visa, Inc., Class A	3.5%

Rockwell Automation, Inc.	3.4%

Intercontinental Exchange, Inc.	3.3%

Veralto Corp.	2.9%

AECOM	2.9%

Salesforce, Inc.	2.8%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/AB Su sta inable U.S. Thematic Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

A027-B 162756_B

Semi-Annual Shareholder Report - June 30, 2025	2	EQ/AB Sustainable U.S. Thematic Portfolio (Class IB)

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/AB Sustainable U.S. Thematic Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$37	0.75%
* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$17,344,636

Number of Portfolio Holdings	43

Portfolio Turnover Rate	36%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	40.8%

Health Care	16.4%

Financials	15.8%

Industrials	13.5%

Consumer Staples	4.0%

Consumer Discretionary	3.6%

Utilities	2.6%

Short-Term Investments	1.7%

Cash and Other Assets Less Liabilities	1.6%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	5.1%

Microsoft Corp.	5.0%

Broadcom, Inc.	4.4%

Flex Ltd.	3.7%

Visa, Inc., Class A	3.5%

Rockwell Automation, Inc.	3.4%

Intercontinental Exchange, Inc.	3.3%

Veralto Corp.	2.9%

AECOM	2.9%

Salesforce, Inc.	2.8%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/AB Sustainable U.S . Them atic Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

A027-K 162756_K

Semi-Annual Shareholder Report - June 30, 2025	2	EQ/AB Sustainable U.S. Thematic Portfolio (Class K)

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/American Century Mid Cap Value Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$50	1.00%
* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$601,733,742

Number of Portfolio Holdings	116

Portfolio Turnover Rate	41%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	17.4%

Financials	16.7%

Health Care	15.4%

Consumer Staples	10.4%

Real Estate	9.1%

Utilities	8.0%

Information Technology	6.0%

Energy	5.6%

Materials	5.4%

Consumer Discretionary	3.2%

Communication Services	1.5%

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	0.2%

Top Holdings (as a % of Net Assets)

Zimmer Biomet Holdings, Inc.	2.7%

Enterprise Products Partners LP	2.1%

Henry Schein, Inc.	2.0%

US Bancorp	2.0%

Truist Financial Corp.	2.0%

Willis Towers Watson plc	1.8%

Northern Trust Corp.	1.8%

Labcorp Holdings, Inc.	1.7%

Kenvue, Inc.	1.7%

MSC Industrial Direct Co., Inc., Class A	1.6%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/American Ce ntu ry Mid Cap Value Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

A031-B 158940_B

Semi-Annual Shareholder Report - June 30, 2025	2	EQ/American Century Mid Cap Value Portfolio (Class IB)

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/American Century Mid Cap Value Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$38	0.75%
* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$601,733,742

Number of Portfolio Holdings	116

Portfolio Turnover Rate	41%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	17.4%

Financials	16.7%

Health Care	15.4%

Consumer Staples	10.4%

Real Estate	9.1%

Utilities	8.0%

Information Technology	6.0%

Energy	5.6%

Materials	5.4%

Consumer Discretionary	3.2%

Communication Services	1.5%

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	0.2%

Top Holdings (as a % of Net Assets)

Zimmer Biomet Holdings, Inc.	2.7%

Enterprise Products Partners LP	2.1%

Henry Schein, Inc.	2.0%

US Bancorp	2.0%

Truist Financial Corp.	2.0%

Willis Towers Watson plc	1.8%

Northern Trust Corp.	1.8%

Labcorp Holdings, Inc.	1.7%

Kenvue, Inc.	1.7%

MSC Industrial Direct Co., Inc., Class A	1.6%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/American Century Mid Cap Value Portfolio (Class K)

Additional Information

For additional
information
about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

A031-K 158940_K

Semi-Annual Shareholder Report - June 30, 2025	2	EQ/American Century Mid Cap Value Portfolio (Class K)

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/American Century Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$56	1.10%
* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$171,715,951

Number of Portfolio Holdings	9

Portfolio Turnover Rate	77%

What did the Portfolio invest in? (as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.6%

Equity	61.7%

Fixed Income	37.9%

Short-Term Investments		1.2%

Cash and Other Assets Less Liabilities		-0.8%

Top Holdings (as a % of Net Assets)

Vanguard Intermediate-Term Corporate Bond ETF	37.9%

iShares Core MSCI EAFE ETF	22.3%

SPDR Portfolio S&P 500 ETF	11.2%

Vanguard S&P 500 ETF	11.2%

iShares Core S&P 500 ETF	11.1%

iShares Russell 2000 ETF	3.1%

iShares Core S&P Mid-Cap ETF	2.9%

JPMorgan Prime Money Market Fund, IM Shares	0.4%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/American Century Moderate Growth Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

A032-B 159932_B

Semi-Annual Shareholder Report - June 30, 2025	2	EQ/American Century Moderate Growth Allocation Portfolio (Class IB)

EQ/CAPITAL GROUP RESEARCH PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Capital Group Research Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$50	0.95%
* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$699,704,584

Number of Portfolio Holdings	67

Portfolio Turnover Rate	3%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	26.8%

Financials	14.6%

Industrials	12.0%

Consumer Discretionary	10.7%

Communication Services	10.0%

Utilities	7.0%

Health Care	6.7%

Consumer Staples	4.9%
Materials	2.5%
Real Estate	1.2%
Energy	0.5%
Short-Term Investments	1.5%
Cash and Other Assets Less Liabilities	1.6%

Top Holdings (as a % of Net Assets)

Broadcom, Inc.	6.5%

Microsoft Corp.	4.8%

Meta Platforms, Inc., Class A	4.0%

NVIDIA Corp.	3.8%

Philip Morris International, Inc.	3.1%

Alphabet, Inc., Class C	2.9%

Constellation Energy Corp.	2.8%

Amazon.com, Inc.	2.7%
Micron Technology, Inc.	2.5%
Royal Caribbean Cruises Ltd.	2.3%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Capital Group Research Portfolio (Class IB)

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IB shares was lowered from 0.97% to 0.95%. The expense limit includes amounts payable pursuant to Rule
12b-1
under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.

This change is intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Additional
Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

A034-B 146439_B

Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Capital Group Research Portfolio (Class IB)

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/ClearBridge Large Cap Growth ESG Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$51	1.00%
* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$458,798,729

Number of Portfolio Holdings	41

Portfolio Turnover Rate	9%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	39.4%

Communication Services	13.8%

Consumer Discretionary	12.5%

Industrials	9.6%

Financials	9.3%

Health Care	8.9%

Materials	2.4%

Consumer Staples	1.4%

Real Estate	1.4%

Cash and Other Assets Less Liabilities	1.3%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	10.7%

Amazon.com, Inc.	8.4%

Microsoft Corp.	8.1%

Meta Platforms, Inc., Class A	7.0%

Visa, Inc., Class A	4.9%

Apple, Inc.	4.7%

Netflix, Inc.	4.5%

Palo Alto Networks, Inc.	2.4%

Intuit, Inc.	2.3%
Eaton Corp. plc	2.3%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Clearbridge Large Cap Growth ESG Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

A035-B 146477_B

Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Clearbridge Large Cap Growth ESG Portfolio (Class IB)

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/ClearBridge Large Cap Growth ESG Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$38	0.75%
* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$458,798,729

Number of Portfolio Holdings	41

Portfolio Turnover Rate	9%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	39.4%

Communication Services	13.8%

Consumer Discretionary	12.5%

Industrials	9.6%

Financials	9.3%

Health Care	8.9%

Materials	2.4%

Consumer Staples	1.4%

Real Estate	1.4%

Cash and Other Assets Less Liabilities	1.3%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	10.7%

Amazon.com, Inc.	8.4%

Microsoft Corp.	8.1%

Meta Platforms, Inc., Class A	7.0%

Visa, Inc., Class A	4.9%

Apple, Inc.	4.7%

Netflix, Inc.	4.5%

Palo Alto Networks, Inc.	2.4%

Intuit, Inc.	2.3%
Eaton Corp. plc	2.3%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Clearbridge Large Cap Growth ESG Portfolio (Class K)

Additional
Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

A035-K 146477_K

Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Clearbridge Large Cap Growth ESG Portfolio (Class K)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Clearbridge Select Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$52	1.05%
* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$640,542,534

Number of Portfolio Holdings	558

Portfolio Turnover Rate	9%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	32.2%

Industrials	11.3%

Consumer Discretionary	9.2%

Financials	8.8%

Health Care	8.6%

Consumer Staples	6.5%

Communication Services	5.5%

Energy	3.1%

Real Estate	2.4%

Materials	1.1%

Utilities	1.0%

Short-Term Investments	8.9%

Cash and Other Assets Less Liabilities	1.4%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	8.7%

NVIDIA Corp.	6.3%

Microsoft Corp.	5.7%

Apple, Inc.	4.2%

ServiceNow, Inc.	2.3%

MercadoLibre, Inc.	2.1%

Amazon.com, Inc.	1.6%

Performance Food Group Co.	1.5%

Casey’s General Stores, Inc.	1.5%

L3Harris Technologies, Inc.	1.2%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class IB)

Additional Information

For
additional
information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

A036-B 146468_B

Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class IB)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Clearbridge Select Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$40	0.80%
* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$640,542,534

Number of Portfolio Holdings	558

Portfolio Turnover Rate	9%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	32.2%

Industrials	11.3%

Consumer Discretionary	9.2%

Financials	8.8%

Health Care	8.6%

Consumer Staples	6.5%

Communication Services	5.5%

Energy	3.1%

Real Estate	2.4%

Materials	1.1%

Utilities	1.0%

Short-Term Investments	8.9%

Cash and Other Assets Less Liabilities	1.4%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	8.7%

NVIDIA Corp.	6.3%

Microsoft Corp.	5.7%

Apple, Inc.	4.2%

ServiceNow, Inc.	2.3%

MercadoLibre, Inc.	2.1%

Amazon.com, Inc.	1.6%

Performance Food Group Co.	1.5%

Casey’s General Stores, Inc.	1.5%

L3Harris Technologies, Inc.	1.2%

Semi-Annual Shareholder Report - June 30, 20 25	1	EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

A036-K 146468_K

Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class K)

EQ/COMMON STOCK INDEX PORTFOLIO (CLASS IA)

Semi-Annual Shareholder Report - June
30
, 20
25

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Common Stock Index Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$34	0.67%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$7,571,624,119

Number of Portfolio Holdings	1,523

Portfolio Turnover Rate	2%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	30.5%

Financials	14.5%

Consumer Discretionary	10.5%

Industrials	9.7%

Health Care	9.5%

Communication Services	9.2%

Consumer Staples	5.1%

Energy	3.1%

Real Estate	2.5%

Utilities	2.3%

Materials	2.2%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	0.6%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.1%

Microsoft Corp.	6.1%

Apple, Inc.	5.0%

Amazon.com, Inc.	3.5%

Meta Platforms, Inc., Class A	2.7%

Broadcom, Inc.	2.1%

Alphabet, Inc., Class A	1.7%

Berkshire Hathaway, Inc., Class B	1.5%

Tesla, Inc.	1.5%

Alphabet, Inc., Class C	1.4%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Common St ock Index Portfolio (Class IA)

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A037-A 146440_A Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Common Stock Index Portfolio (Class IA)

EQ/COMMON STOCK INDEX PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 20
25

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Common Stock Index Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period
.

What were the Portfolio costs for the la st s ix months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$34	0.67%
* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$7,571,624,119

Number of Portfolio Holdings	1,523

Portfolio Turnover Rate	2%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	30.5%

Financials	14.5%

Consumer Discretionary	10.5%

Industrials	9.7%

Health Care	9.5%

Communication Services	9.2%

Consumer Staples	5.1%

Energy	3.1%

Real Estate	2.5%

Utilities	2.3%

Materials	2.2%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	0.6%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.1%

Microsoft Corp.	6.1%

Apple, Inc.	5.0%

Amazon.com, Inc.	3.5%

Meta Platforms, Inc., Class A	2.7%

Broadcom, Inc.	2.1%

Alphabet, Inc., Class A	1.7%

Berkshire Hathaway, Inc., Class B	1.5%

Tesla, Inc.	1.5%

Alphabet, Inc., Class C	1.4%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Common Stock Index Portfolio (Class IB)

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A037-B 146440_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Common Stock Index Portfolio (Class IB)

EQ/CORE BOND INDEX PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 20
25

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Core Bond Index Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$32	0.63%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$5,057,664,188

Number of Portfolio Holdings	2,859

Portfolio Turnover Rate	8%

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	54.4%

Corporate Bonds	31.1%

Exchange Traded Funds	7.1%

Supranational	2.5%

Foreign Government Securities	2.1%

U.S. Government Agency Securities	1.4%

Municipal Bonds	0.1%

Asset-Backed Securities	0.0	% #

Preferred Stocks	0.0	% #

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	0.3%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Core Bond Index Portfolio (Class IB)

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IB shares was lowered from 0.64% to 0.62%. The expense limit includes amounts payable pursuant to Rule
12b-1
under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.

This change is intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A042-B 146441_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Core Bond Index Portfolio (Class IB)

EQ/CORE BOND INDEX PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Core Bond Index Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$19	0.38%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$5,057,664,188

Number of Portfolio Holdings	2,859

Portfolio Turnover Rate	8%

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	54.4%

Corporate Bonds	31.1%

Exchange Traded Funds	7.1%

Supranational	2.5%

Foreign Government Securities	2.1%

U.S. Government Agency Securities	1.4%

Municipal Bonds	0.1%

Asset-Backed Securities	0.0	% #

Preferred Stocks	0.0	% #

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	0.3%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Core Bond Index Portfolio (Class K)

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class K shares was lowered from 0.39% to 0.37%. The expense limit excludes certain expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.

This change is intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Additional Informati
on

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A042-K 146441_K Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Core Bond Index Portfolio (Class K)

EQ/CORE PLUS BOND PORTFOLIO (CLASS IA)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Core Plus Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$47	0.93%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$738,514,413

Number of Portfolio Holdings	903

Portfolio Turnover Rate	90%

What did the Portfolio invest in ? (as of June 30, 2025)

Security Type (as a % of Net Assets)

Corporate Bonds	30.3%

Mortgage-Backed Securities	25.0%

U.S. Treasury Obligations	13.2%

Foreign Government Securities	12.4%

Asset-Backed Securities	8.3%

Commercial Mortgage-Backed Securities	4.3%

Collateralized Mortgage Obligations	0.8%

Short-Term Investments	2.1%

Cash and Other Assets Less Liabilities	3.6%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Core Plus Bond Portfolio (Class IA)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A043-A 146413_A Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Core Plus Bond Portfolio (Class IA)

EQ/CORE PLUS BOND PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Core Plus Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$47	0.93%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$738,514,413

Number of Portfolio Holdings	903

Portfolio Turnover Rate	90%

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

Corporate Bonds	30.3%

Mortgage-Backed Securities	25.0%

U.S. Treasury Obligations	13.2%

Foreign Government Securities	12.4%

Asset-Backed Securities	8.3%

Commercial Mortgage-Backed Securities	4.3%

Collateralized Mortgage Obligations	0.8%

Short-Term Investments	2.1%

Cash and Other Assets Less Liabilities	3.6%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Core Plus Bond Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A043-B 146413_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Core Plus Bond Portfolio (Class IB)

EQ/CORE PLUS BOND PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Core Plus Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months ? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$35	0.68%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$738,514,413

Number of Portfolio Holdings	903

Portfolio Turnover Rate	90%

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

Corporate Bonds	30.3%

Mortgage-Backed Securities	25.0%

U.S. Treasury Obligations	13.2%

Foreign Government Securities	12.4%

Asset-Backed Securities	8.3%

Commercial Mortgage-Backed Securities	4.3%

Collateralized Mortgage Obligations	0.8%

Short-Term Investments	2.1%

Cash and Other Assets Less Liabilities	3.6%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Core Plus Bond Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A043-K 146413_K Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Core Plus Bond Portfolio (Class K)

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Emerging Markets Equity PLUS Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$64	1.20%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$108,741,079

Number of Portfolio Holdings	977

Portfolio Turnover Rate	2%

What did the Portfolio invest in? (as of June 30, 2025)

Country Weightings (as a % of Net Assets)

China	27.4%

Taiwan	21.2%

India	14.1%

South Korea	10.3%

Brazil	5.9%

South Africa	3.1%

Saudi Arabia	2.4%

Mexico	2.1%

Indonesia	1.9%

Thailand	1.6%

Other	8.9%

Sector Weightings (as a % of Net Assets)

Financials	25.6%

Information Technology	24.9%

Consumer Discretionary	11.7%

Communication Services	8.7%

Consumer Staples	6.5%

Industrials	6.2%

Materials	5.0%

Energy	4.0%

Health Care	3.0%

Utilities	1.7%

Real Estate	1.6%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	0.8%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Emerging Markets Equity Plus Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A044-B 148386_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Emerging Markets Equity Plus Portfolio (Class IB)

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Emerging Markets Equity PLUS Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025
. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$51	0.95%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$108,741,079

Number of Portfolio Holdings	977

Portfolio Turnover Rate	2%

What did the Portfolio invest in? (as of June 30, 2025)

Country Weightings (as a % of Net Assets)

China	27.4%

Taiwan	21.2%

India	14.1%

South Korea	10.3%

Brazil	5.9%

South Africa	3.1%

Saudi Arabia	2.4%

Mexico	2.1%

Indonesia	1.9%

Thailand	1.6%

Other	8.9%

Sector Weightings (as a % of Net Assets)

Financials	25.6%

Information Technology	24.9%

Consumer Discretionary	11.7%

Communication Services	8.7%

Consumer Staples	6.5%

Industrials	6.2%

Materials	5.0%

Energy	4.0%

Health Care	3.0%

Utilities	1.7%

Real Estate	1.6%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	0.8%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Emerging Markets Equity Plus Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A044-K 148386_K Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Emerging Markets Equity Plus Portfolio (Class K)

EQ/EQUITY 500 INDEX PORTFOLIO (CLASS IA)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Equity 500 Index Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$27	0.54%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$11,239,953,496

Number of Portfolio Holdings	507

Portfolio Turnover Rate	1%

What did the Po rtfo lio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	32.8%

Financials	13.9%

Consumer Discretionary	10.3%

Communication Services	9.7%

Health Care	9.2%

Industrials	8.5%

Consumer Staples	5.4%

Energy	3.0%

Utilities	2.4%

Real Estate	2.0%

Materials	1.9%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.8%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.3%

Microsoft Corp.	7.0%

Apple, Inc.	5.8%

Amazon.com, Inc.	3.9%

Meta Platforms, Inc., Class A	3.0%

Broadcom, Inc.	2.4%

Alphabet, Inc., Class A	1.9%

Berkshire Hathaway, Inc., Class B	1.7%

Tesla, Inc.	1.7%

Alphabet, Inc., Class C	1.6%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Equity 500 Index Portfolio (Class IA)

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IA shares was lowered from 0.54% to 0.5375%. The expense limit includes amounts payable pursuant to Rule
12b-1
under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. In addition, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.

These changes are intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Additional
Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A045-A 146443_A Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Equity 500 Index Portfolio (Class IA)

EQ/EQUITY 500 INDEX PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Equity 500 Index Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$27	0.54%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$11,239,953,496

Number of Portfolio Holdings	507

Portfolio Turnover Rate	1%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	32.8%

Financials	13.9%

Consumer Discretionary	10.3%

Communication Services	9.7%

Health Care	9.2%

Industrials	8.5%

Consumer Staples	5.4%

Energy	3.0%

Utilities	2.4%

Real Estate	2.0%

Materials	1.9%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.8%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.3%

Microsoft Corp.	7.0%

Apple, Inc.	5.8%

Amazon.com, Inc.	3.9%

Meta Platforms, Inc., Class A	3.0%

Broadcom, Inc.	2.4%

Alphabet, Inc., Class A	1.9%

Berkshire Hathaway, Inc., Class B	1.7%

Tesla, Inc.	1.7%

Alphabet, Inc., Class C	1.6%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Equity 500 Index Portfolio (Class IB)

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IB shares was lowered from 0.54% to 0.5375%. The expense limit includes amounts payable pursuant to Rule
12b-1
under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. In addition, effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.

These changes are intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Additional
Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A045-B 146443_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Equity 500 Index Portfolio (Class IB)

EQ/EQUITY 500 INDEX PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Equity 500 Index Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$15	0.29%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$11,239,953,496

Number of Portfolio Holdings	507

Portfolio Turnover Rate	1%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	32.8%

Financials	13.9%

Consumer Discretionary	10.3%

Communication Services	9.7%

Health Care	9.2%

Industrials	8.5%

Consumer Staples	5.4%

Energy	3.0%

Utilities	2.4%

Real Estate	2.0%

Materials	1.9%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.8%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.3%

Microsoft Corp.	7.0%

Apple, Inc.	5.8%

Amazon.com, Inc.	3.9%

Meta Platforms, Inc., Class A	3.0%

Broadcom, Inc.	2.4%

Alphabet, Inc., Class A	1.9%

Berkshire Hathaway, Inc., Class B	1.7%

Tesla, Inc.	1.7%

Alphabet, Inc., Class C	1.6%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Equity 500 Index Portfolio (Class K)

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class K shares was lowered from 0.29% to 0.2875%. The expense limit excludes certain expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. In addition, effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.

These changes are intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Additional
Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A045-K 146443_K Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Equity 500 Index Portfolio (Class K)

EQ/FIDELITY INSTITUTIONAL AM
®
LARGE CAP PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Fidelity Institutional AM
®
Large Cap Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$44	0.87%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,321,431,737

Number of Portfolio Holdings	289

Portfolio Turnover Rate	29%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	31.7%

Financials	13.8%

Communication Services	10.6%

Consumer Discretionary	10.2%

Health Care	9.4%

Industrials	8.7%

Consumer Staples	5.4%

Energy	3.2%

Utilities	2.2%

Real Estate	2.0%

Materials	1.9%

Exchange Traded Funds	0.1%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.7%

Top Holdings (as a % of Net Assets)

Microsoft Corp.	8.4%

NVIDIA Corp.	8.0%

Apple, Inc.	6.9%

Amazon.com, Inc.	4.7%

Meta Platforms, Inc., Class A	3.2%

Alphabet, Inc., Class C	3.0%

Broadcom, Inc.	2.0%

Exxon Mobil Corp.	1.5%

Netflix, Inc.	1.5%

Tesla, Inc.	1.4%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Fidelity Institutional AM ® Large Cap Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A046-B 158941_B
Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Fidelity Institutional AM ® Large Cap Portfolio (Class IB)

EQ/FIDELITY INSTITUTIONAL AM
®
LARGE CAP PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Fidelity Institutional AM
®
Large Cap Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$32	0.62%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,321,431,737

Number of Portfolio Holdings	289

Portfolio Turnover Rate	29%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	31.7%

Financials	13.8%

Communication Services	10.6%

Consumer Discretionary	10.2%

Health Care	9.4%

Industrials	8.7%

Consumer Staples	5.4%

Energy	3.2%

Utilities	2.2%

Real Estate	2.0%

Materials	1.9%

Exchange Traded Funds	0.1%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.7%

Top Holdings (as a % of Net Assets)

Microsoft Corp.	8.4%

NVIDIA Corp.	8.0%

Apple, Inc.	6.9%

Amazon.com, Inc.	4.7%

Meta Platforms, Inc., Class A	3.2%

Alphabet, Inc., Class C	3.0%

Broadcom, Inc.	2.0%

Exxon Mobil Corp.	1.5%

Netflix, Inc.	1.5%

Tesla, Inc.	1.4%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Fidelity Institutional AM ® Large Cap Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A046-K 158941_K Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Fidelity Institutional AM ® Large Cap Portfolio (Class K)

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Franklin Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What
were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.12%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$307,924,507

Number of Portfolio Holdings	521

Portfolio Turnover Rate	13%

What did the Portfolio invest in? (as of June 30, 2025)

Security Type & Sector (as a % of Net Assets)

U.S. Treasury Obligations		43.4%

Exchange Traded Funds		32.6%

Common Stocks		22.6%

Information Technology	7.5%

Financials	3.2%

Consumer Discretionary	2.4%

Communication Services	2.2%

Health Care	2.1%

Industrials	1.9%

Consumer Staples	1.2%

Energy	0.7%

Real Estate	0.5%

Utilities	0.5%

Materials	0.4%

Short-Term Investments		0.2%

Cash and Other Assets Less Liabilities		1.2%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Franklin Moderate Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A047-B 154173_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Franklin Moderate Allocation Portfolio (Class IB)

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Franklin Rising Dividends Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$44	0.87%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$345,253,341

Number of Portfolio Holdings	58

Portfolio Turnover Rate	8%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	30.4%

Financials	15.5%

Industrials	14.5%

Health Care	13.2%

Consumer Staples	8.5%

Consumer Discretionary	6.3%

Materials	6.2%

Energy	2.6%

Utilities	1.1%

Short-Term Investments	0.5%

Cash and Other Assets Less Liabilities	1.2%

Top Holdings (as a % of Net Assets)

Microsoft Corp.	9.8%

Broadcom, Inc.	4.6%

Visa, Inc., Class A	3.4%

JPMorgan Chase & Co.	3.0%

Oracle Corp.	2.9%

Apple, Inc.	2.9%

Linde plc	2.9%

Stryker Corp.	2.8%

Texas Instruments, Inc.	2.8%

Walmart, Inc.	2.7%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Franklin Rising Dividends Portfolio (Class IB)

Additional
Inf
or
mation

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A048-B 158942_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Franklin Rising Dividends Portfolio (Class IB)

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Franklin Small Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$51	1.05%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$236,606,705

Number of Portfolio Holdings	2,120

Portfolio Turnover Rate	14%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	24.1%

Industrials	20.8%

Information Technology	11.0%

Consumer Discretionary	10.0%

Health Care	7.5%

Materials	5.8%

Real Estate	3.2%

Energy	3.0%

Utilities	2.1%

Communication Services	1.0%

Consumer Staples	0.9%

Short-Term Investments	7.4%

Cash and Other Assets Less Liabilities	3.2%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/ F ranklin Small Cap Value Managed Volatility Portfolio (Class IB)

Additional
Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A049-B 146433_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB)

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Franklin Small Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$39	0.80%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$236,606,705

Number of Portfolio Holdings	2,120

Portfolio Turnover Rate	14%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	24.1%

Industrials	20.8%

Information Technology	11.0%

Consumer Discretionary	10.0%

Health Care	7.5%

Materials	5.8%

Real Estate	3.2%

Energy	3.0%

Utilities	2.1%

Communication Services	1.0%

Consumer Staples	0.9%

Short-Term Investments	7.4%

Cash and Other Assets Less Liabilities	3.2%

Semi-Annual Shareholder Repo rt - June 30, 2025	1	EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K)

Additional
Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A049-K 146433_K Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K)

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Global Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfoli o costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.10%

* Annualized

Portfolio St atistic s (as of June 30, 2025)

Net Assets	$1,684,285,172

Number of Portfolio Holdings	1,308

Portfolio Turnover Rate	7%

What did the Portfolio invest in? (as of June 30, 2025)

Country Weightings (as a % of Net Assets)

United States	38.8%

Japan	5.6%

India	4.7%

China	3.9%

Taiwan	3.3%

Germany	3.2%

France	3.1%

United Kingdom	2.6%

Australia	1.6%

Netherlands	1.4%

Other	12.1%

Sector Weightings (as a % of Net Assets)

Information Technology	20.1%

Financials	15.2%

Consumer Discretionary	8.6%

Industrials	8.6%

Communication Services	8.5%

Health Care	7.2%

Consumer Staples	4.4%

Materials	2.5%

Energy	1.9%

Real Estate	1.9%

Utilities	1.4%

Short-Term Investments	4.7%

Cash and Other Assets Less Liabilities	15.0%

Semi- Annual Shareh olde r Report - June 30, 2025	1	EQ/Global Equity M a naged Volatility Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A050-B 146450_B Semi-Annual Shareholder Report - June 30, 2025	. 2	EQ/Global Equity Managed Volatility Portfolio (Class IB)

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Global Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last si x months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$44	0.85%

* Annualized

Portfolio Statist ic s (as of June 30, 2025)

Net Assets	$1,684,285,172

Number of Portfolio Holdings	1,308

Portfolio Turnover Rate	7%

What did the Portfolio invest in? (as of June 30, 2025)

Country Weightings (as a % of Net Assets)

United States	38.8%

Japan	5.6%

India	4.7%

China	3.9%

Taiwan	3.3%

Germany	3.2%

France	3.1%

United Kingdom	2.6%

Australia	1.6%

Netherlands	1.4%

Other	12.1%

Sector Weightings (as a % of Net Assets)

Information Technology	20.1%

Financials	15.2%

Consumer Discretionary	8.6%

Industrials	8.6%

Communication Services	8.5%

Health Care	7.2%

Consumer Staples	4.4%

Materials	2.5%

Energy	1.9%

Real Estate	1.9%

Utilities	1.4%

Short-Term Investments	4.7%

Cash and Other Assets Less Liabilities	15.0%

Semi-Annual Shareho lder Report - June 30, 2025	1	EQ/Global Equity Managed Volatility Portfo l io (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A050-K 146450_K Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Global Equity Managed Volatility Portfolio (Class K)

EQ/GOLDMAN SACHS GROWTH ALLOCATION
PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Goldman Sachs Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six m on ths? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$53	1.06%

* Annualized

Portfolio St at istics (as of June 30, 2025)

Net Assets	$683,912,501

Number of Portfolio Holdings	19

Portfolio Turnover Rate	16%

What did the Portfolio in vest in? (as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		62.1%

Equity	32.1%

Fixed Income	30.0%

Short-Term Investments		41.7%

Cash and Other Assets Less Liabilities		-3.8%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Goldman Sachs Growth Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A051-B 159929_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Goldman Sachs Growth Allocation Portfolio (Class IB)

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Goldman Sachs Mid Cap Value Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last si x months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$55	1.09%

* Annualized

Portfolio Stati s tics (as of June 30, 2025)

Net Assets	$159,639,223

Number of Portfolio Holdings	104

Portfolio Turnover Rate	49%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	18.3%

Industrials	16.7%

Utilities	9.4%

Information Technology	9.2%

Energy	8.6%

Real Estate	8.3%

Consumer Discretionary	7.3%

Consumer Staples	7.0%

Materials	6.9%

Health Care	4.9%

Communication Services	2.0%

Short-Term Investments	0.0	% #

Cash and Other Assets Less Liabilities	1.4%

Top Holdings (as a % of Net Assets)

AMETEK, Inc.	2.4%

Rockwell Automation, Inc.	2.4%

Coca-Cola Europacific Partners plc	2.2%

BJ’s Wholesale Club Holdings, Inc.	2.0%

Fidelity National Information Services, Inc.	1.9%

DR Horton, Inc.	1.9%

Martin Marietta Materials, Inc.	1.8%

Raymond James Financial, Inc.	1.6%

Dynatrace, Inc.	1.6%

Phillips 66	1.6%
#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 202 5	1	EQ/Goldman Sachs Mid Cap Value Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A052-B 158944_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Goldman Sachs Mid Cap Value Portfolio (Class IB)

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Goldman Sachs Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six mont h s? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$56	1.11%

* Annualized

Portfolio Sta t istics (as of June 30, 2025)

Net Assets	$783,563,743

Number of Portfolio Holdings	515

Portfolio Turnover Rate	128%

What did the Portfolio inve s t in? (as of June 30, 2025)

Security Type & Sector (as a % of Net Assets)

U.S. Treasury Obligations		41.3%

Common Stocks		30.0%

Information Technology	10.0%

Financials	4.1%

Consumer Discretionary	3.1%

Communication Services	2.9%

Health Care	2.8%

Industrials	2.6%

Consumer Staples	1.7%

Energy	0.9%

Utilities	0.7%

Materials	0.6%

Real Estate	0.6%

Rights		0.0% #

Short-Term Investments		23.8%

Cash and Other Assets Less Liabilities		4.9%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Goldman Sachs Moderate Growth Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A053-B 153116_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Goldman Sachs Moderate Growth Allocation Portfolio (Class IB)

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Intermediate Corporate Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six m onths? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$33	0.65%

* Annualized

Portfolio S tat istics (as of June 30, 2025)

Net Assets	$1,458,051,450

Number of Portfolio Holdings	446

Portfolio Turnover Rate	22%

What did the Portfolio i n vest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	32.1%

Utilities	10.7%

Energy	8.8%

Health Care	8.1%

Information Technology	7.2%

Industrials	6.6%

Communication Services	6.2%

Consumer Staples	5.1%

Real Estate	4.0%

Materials	3.6%

Consumer Discretionary	2.8%

Government Bonds	2.8%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	1.4%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Intermediate Corporate Bond Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A055-B 800020_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Intermediate Corporate Bond Portfolio (Class IB)

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Intermediate Corporate Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last si x months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$20	0.40%

* Annualized

Portfolio Sta tis tics (as of June 30, 2025)

Net Assets	$1,458,051,450

Number of Portfolio Holdings	446

Portfolio Turnover Rate	22%

What did the Portfolio i n vest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	32.1%

Utilities	10.7%

Energy	8.8%

Health Care	8.1%

Information Technology	7.2%

Industrials	6.6%

Communication Services	6.2%

Consumer Staples	5.1%

Real Estate	4.0%

Materials	3.6%

Consumer Discretionary	2.8%

Government Bonds	2.8%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	1.4%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Intermediate Corporate Bond Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A055-K 800020_K Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Intermediate Corporate Bond Portfolio (Class K)

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CLASS IA)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Intermediate Government Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$32	0.63%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$4,155,166,800

Number of Portfolio Holdings	213

Portfolio Turnover Rate	17%

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	52.1%

U.S. Treasury Obligations	39.7%

Exchange Traded Funds	7.2%

Corporate Bonds	0.2%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	0.5%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Intermediate Government Bond Portfolio (Class IA)

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IA shares was
lowered from 0.64% to 0.62%. The expense limit includes amounts payable pursuant to Rule
12b-1
under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.

This change is intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at
https://equitable-funds.com/AllPortfolios.aspx
or upon request by calling
1-877-222-2144.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A056-A 146451_A Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Intermediate Government Bond Portfolio (Class IA)

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Intermediate Government Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$32	0.63%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$4,155,166,800

Number of Portfolio Holdings	213

Portfolio Turnover Rate	17%

What did the Portfo li o invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	52.1%

U.S. Treasury Obligations	39.7%

Exchange Traded Funds	7.2%

Corporate Bonds	0.2%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	0.5%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Intermediate Government Bond Portfolio (Class IB)

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IB shares was lowered from 0.64% to 0.62%. The expense limit includes amounts payable pursuant to Rule
12b-1
under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.

This change is intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A056-B 146451_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Intermediate Government Bond Portfolio (Class IB)

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Intermediate Government Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$19	0.38%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$4,155,166,800

Number of Portfolio Holdings	213

Portfolio Turnover Rate	17%

What did the P or tfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	52.1%

U.S. Treasury Obligations	39.7%

Exchange Traded Funds	7.2%

Corporate Bonds	0.2%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	0.5%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Intermediate Government Bond Portfolio (Class K)

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class K shares was lowered from 0.39% to 0.37%. The expense limit excludes certain expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.

This change is intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A056-K 146451_K Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Intermediate Government Bond Portfolio (Class K)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/International Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$55	1.04%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,189,668,189

Number of Portfolio Holdings	801

Portfolio Turnover Rate	7%

What did the Po rt folio invest in? (as of June 30, 2025)

Country Weightings (as a % of Net Assets)

Japan	14.7%

United Kingdom	10.0%

Germany	8.5%

United States	8.4%

France	7.5%

Australia	3.8%

Switzerland	3.4%

Netherlands	3.2%

Spain	2.4%

Italy	2.2%

Other	16.2%

Sector Weightings (as a % of Net Assets)

Financials	17.4%

Industrials	15.7%

Information Technology	9.5%

Health Care	8.9%

Consumer Discretionary	8.0%

Consumer Staples	5.9%

Materials	5.5%

Communication Services	3.6%

Energy	2.4%

Utilities	2.3%

Real Estate	1.1%

Exchange Traded Funds	9.1%

Short-Term Investments	1.6%

Cash and Other Assets Less Liabilities	9.0%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/International Core Managed Volatility Portfolio (Class IB)

Additional Information

For additional information about the Portfolio,
including
its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A057-B 146452_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/International Core Managed Volatility Portfolio (Class IB)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/International Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$42	0.79%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,189,668,189

Number of Portfolio Holdings	801

Portfolio Turnover Rate	7%

What did the Portfolio inve s t in? (as of June 30, 2025)

Country Weightings (as a % of Net Assets)

Japan	14.7%

United Kingdom	10.0%

Germany	8.5%

United States	8.4%

France	7.5%

Australia	3.8%

Switzerland	3.4%

Netherlands	3.2%

Spain	2.4%

Italy	2.2%

Other	16.2%

Sector Weightings (as a % of Net Assets)

Financials	17.4%

Industrials	15.7%

Information Technology	9.5%

Health Care	8.9%

Consumer Discretionary	8.0%

Consumer Staples	5.9%

Materials	5.5%

Communication Services	3.6%

Energy	2.4%

Utilities	2.3%

Real Estate	1.1%

Exchange Traded Funds	9.1%

Short-Term Investments	1.6%

Cash and Other Assets Less Liabilities	9.0%

Semi-Annual Shareholder Report -June 30, 2025	1	EQ/International Core Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the
Portfolio
, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A057-K 146452_K Semi-Annual Shareholder Report - June 30, 2025	2	EQ/International Core Managed Volatility Portfolio (Class K)

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IA)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/International Equity Index Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$39	0.72%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,925,210,809

Number of Portfolio Holdings	1,253

Portfolio Turnover Rate	3%

What did the Portfo li o invest in? (as of June 30, 2025)

Country Weightings (as a % of Net Assets)

Japan	24.6%

United Kingdom	18.7%

Germany	11.9%

France	11.8%

Australia	9.5%

United States	7.2%

Netherlands	4.6%

Spain	3.4%

Italy	3.3%

Finland	0.7%

Other	2.2%

Sector Weightings (as a % of Net Assets)

Financials	22.3%

Industrials	19.4%

Consumer Discretionary	11.4%

Information Technology	10.1%

Consumer Staples	8.3%

Health Care	7.4%

Materials	5.7%

Energy	4.5%

Communication Services	4.2%

Utilities	3.2%

Real Estate	1.4%

Other	0.4%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	1.4%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/International Equity Index Portfolio (Class IA)

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable
Investment
Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Additional
Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A058-A 146431_A Semi-Annual Shareholder Report - June 30, 2025	2	EQ/International Equity Index Portfolio (Class IA)

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/International Equity Index Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$39	0.72%

* Annualized

Portfolio St atistics (as of June 30, 2025)

Net Assets	$1,925,210,809

Number of Portfolio Holdings	1,253

Portfolio Turnover Rate	3%

What did the Portfolio invest in? (as of June 30, 2025)

Country Weightings (as a % of Net Assets)

Japan	24.6%

United Kingdom	18.7%

Germany	11.9%

France	11.8%

Australia	9.5%

United States	7.2%

Netherlands	4.6%

Spain	3.4%

Italy	3.3%

Finland	0.7%

Other	2.2%

Sector Weightings (as a % of Net Assets)

Financials	22.3%

Industrials	19.4%

Consumer Discretionary	11.4%

Information Technology	10.1%

Consumer Staples	8.3%

Health Care	7.4%

Materials	5.7%

Energy	4.5%

Communication Services	4.2%

Utilities	3.2%

Real Estate	1.4%

Other	0.4%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	1.4%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/International Equity Index Portfolio (Class IB)

Material Changes to the Portfolio

The following is a summary of certain changes to the
Portfolio
since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A058-B 146431_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/International Equity Index Portfolio (Class IB)

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/International Equity Index Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

This report describes
changes
to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$25	0.47%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,925,210,809

Number of Portfolio Holdings	1,253

Portfolio Turnover Rate	3%

What did the Portfolio invest in? (as of June 30, 2025)

Country Weightings (as a % of Net Assets)

Japan	24.6%

United Kingdom	18.7%

Germany	11.9%

France	11.8%

Australia	9.5%

United States	7.2%

Netherlands	4.6%

Spain	3.4%

Italy	3.3%

Finland	0.7%

Other	2.2%

Sector Weightings (as a % of Net Assets)

Financials	22.3%

Industrials	19.4%

Consumer Discretionary	11.4%

Information Technology	10.1%

Consumer Staples	8.3%

Health Care	7.4%

Materials	5.7%

Energy	4.5%

Communication Services	4.2%

Utilities	3.2%

Real Estate	1.4%

Other	0.4%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	1.4%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/International Equity Index Portfolio (Class K)

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A058-K 146431_K Semi-Annual Shareholder Report - June 30, 2025	2	EQ/International Equity Index Portfolio (Class K)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report -
June
30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/International Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$55	1.03%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,004,862,669

Number of Portfolio Holdings	1,666

Portfolio Turnover Rate	10%

What did the Portfolio invest in? (as of June 30, 2025)

Country Weightings (as a % of Net Assets)

Japan	16.2%

United Kingdom	15.1%

Germany	14.0%

France	12.9%

Australia	6.8%

United States	5.9%

Netherlands	4.7%

Italy	2.6%

Spain	2.2%

South Korea	1.4%

Other	7.0%

Sector Weightings (as a % of Net Assets)

Financials	19.4%

Industrials	18.3%

Consumer Discretionary	13.3%

Health Care	8.2%

Information Technology	8.0%

Consumer Staples	7.2%

Materials	5.3%

Communication Services	3.5%

Energy	2.7%

Utilities	1.9%

Real Estate	1.0%

Mutual Funds	0.2%

Short-Term Investments	0.5%

Cash and Other Assets Less Liabilities	10.5%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/International Value Managed Volatility Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

A060-B 146435_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/International Value Managed Volatility Portfolio (Class IB)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder
Report
- June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/International Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$42	0.78%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,004,862,669

Number of Portfolio Holdings	1,666

Portfolio Turnover Rate	10%

What did the Portfolio invest in? (as of June 30, 2025)

Country Weightings (as a % of Net Assets)

Japan	16.2%

United Kingdom	15.1%

Germany	14.0%

France	12.9%

Australia	6.8%

United States	5.9%

Netherlands	4.7%

Italy	2.6%

Spain	2.2%

South Korea	1.4%

Other	7.0%

Sector Weightings (as a % of Net Assets)

Financials	19.4%

Industrials	18.3%

Consumer Discretionary	13.3%

Health Care	8.2%

Information Technology	8.0%

Consumer Staples	7.2%

Materials	5.3%

Communication Services	3.5%

Energy	2.7%

Utilities	1.9%

Real Estate	1.0%

Mutual Funds	0.2%

Short-Term Investments	0.5%

Cash and Other Assets Less Liabilities	10.5%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/International Value Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A060-K 146435_K Semi-Annual Shareholder Report - June 30, 2025	2	EQ/International Value Managed Volatility Portfolio (Class K)

EQ/INVESCO COMSTOCK PORTFOLIO (CLASS IB)

Semi
-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Invesco Comstock Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$51	1.00%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$312,127,599

Number of Portfolio Holdings	92

Portfolio Turnover Rate	12%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	19.9%

Health Care	15.6%

Information Technology	11.8%

Industrials	10.9%

Consumer Staples	10.5%

Communication Services	8.2%

Energy	6.6%

Consumer Discretionary	6.3%

Utilities	3.1%

Materials	2.1%

Real Estate	0.8%

Short-Term Investments	1.6%

Cash and Other Assets Less Liabilities	2.6%

Top Holdings (as a % of Net Assets)

Bank of America Corp.	3.3%

Microsoft Corp.	2.9%

Wells Fargo & Co.	2.9%

Cisco Systems, Inc.	2.7%

CVS Health Corp.	2.4%

State Street Corp.	2.1%

Meta Platforms, Inc., Class A	2.1%

Alphabet, Inc., Class A	2.0%

Johnson Controls International plc	2.0%

Philip Morris International, Inc.	1.9%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Invesco Comstock Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A061-B 146476_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Invesco Comstock Portfolio (Class IB)

EQ/INVESCO COMSTOCK PORTFOLIO (CLASS K)

Semi-
Annual
Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Invesco Comstock Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$39	0.75%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$312,127,599

Number of Portfolio Holdings	92

Portfolio Turnover Rate	12%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	19.9%

Health Care	15.6%

Information Technology	11.8%

Industrials	10.9%

Consumer Staples	10.5%

Communication Services	8.2%

Energy	6.6%

Consumer Discretionary	6.3%

Utilities	3.1%

Materials	2.1%

Real Estate	0.8%

Short-Term Investments	1.6%

Cash and Other Assets Less Liabilities	2.6%

Top Holdings (as a % of Net Assets)

Bank of America Corp.	3.3%

Microsoft Corp.	2.9%

Wells Fargo & Co.	2.9%

Cisco Systems, Inc.	2.7%

CVS Health Corp.	2.4%

State Street Corp.	2.1%

Meta Platforms, Inc., Class A	2.1%

Alphabet, Inc., Class A	2.0%

Johnson Controls International plc	2.0%

Philip Morris International, Inc.	1.9%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Invesco Comstock Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

A061-K 146476_K Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Invesco Comstock Portfolio (Class K)

EQ/INVESCO GLOBAL PORTFOLIO (CLASS IB)

Semi
-
Annual
Shareholder
Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Invesco Global Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.10%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$503,336,526

Number of Portfolio Holdings	62

Portfolio Turnover Rate	11%

What did the Portfolio invest in? (as of June 30, 2025)

Country Weightings (as a % of Net Assets)

United States	62.9%

India	6.5%

France	5.6%

Germany	5.3%

Japan	3.1%

China	2.9%

Netherlands	2.4%

Sweden	1.6%

Italy	1.6%

Canada	1.5%

Other	5.7%

Sector Weightings (as a % of Net Assets)

Information Technology	31.7%

Communication Services	22.9%

Financials	12.5%

Health Care	10.9%

Consumer Discretionary	9.8%

Industrials	6.2%

Real Estate	4.2%

Materials	0.9%

Short-Term Investments	0.0	% #

Cash and Other Assets Less Liabilities	0.9%

# Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Invesco Global Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A062-B 146469_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Invesco Global Portfolio (Class IB)

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Invesco Global Real Assets Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$60	1.15%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$216,510,085

Number of Portfolio Holdings	100

Portfolio Turnover Rate	59%

What did the Portfolio invest in? (as of June 30, 2025)

Country Weightings (as a % of Net Assets)

United States	59.4%

Canada	11.7%

France	6.7%

United Kingdom	4.7%

Australia	3.4%

Japan	2.5%

Spain	2.4%

Singapore	1.2%

Germany	1.1%

Hong Kong	0.9%

Other	5.4%

Sector Weightings (as a % of Net Assets)

Real Estate	44.6%

Energy	24.8%

Materials	12.2%

Industrials	7.8%

Utilities	7.3%

Communication Services	2.3%

Consumer Discretionary	0.4%

Short-Term Investments	2.7%

Cash and Other Assets Less Liabilities	-2.1%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Invesco Global Real Assets Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A063-B 158945_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Invesco Global Real Assets Portfolio (Class IB)

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO (CLASS IB)

Semi-
Annual
Shareholder
Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Invesco Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.13%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$371,512,932

Number of Portfolio Holdings	576

Portfolio Turnover Rate	31%

What did the Portfolio invest in? (as of June 30, 2025)

Security Type & Sector (as a % of Net Assets)

U.S. Treasury Obligations		48.6%

Common Stocks		33.2%

Information Technology	11.0%

Financials	4.7%

Consumer Discretionary	3.4%

Communication Services	3.3%

Health Care	3.1%

Industrials	2.8%

Consumer Staples	1.8%

Energy	1.0%

Utilities	0.8%

Real Estate	0.7%

Materials	0.6%

Rights		0.0% #

Short-Term Investments		14.5%

Cash and Other Assets Less Liabilities		3.7%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Invesco Moderate Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A064-B 153117_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Invesco Moderate Allocation Portfolio (Class IB)

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB)

Semi
-Annual
Shareholder
Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Invesco Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.12%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$390,691,769

Number of Portfolio Holdings	928

Portfolio Turnover Rate	15%

What did the Portfolio invest in? (as of June 30, 2025)

Security Type & Sector (as a % of Net Assets)

Corporate Bonds		37.8%

Financials	13.3%

Health Care	4.2%

Energy	3.1%

Utilities	3.1%

Information Technology	2.7%

Other	11.4%

Common Stocks		37.7%

Information Technology	12.5%

Financials	5.3%

Consumer Discretionary	3.9%

Communication Services	3.7%

Health Care	3.5%

Other	8.8%

Rights		0.0%	#

Short-Term Investments		23.6%

Cash and Other		0.9%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Invesco Moderate Growth Allocation Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A065-B 159934_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Invesco Moderate Growth Allocation Portfolio (Class IB)

EQ/JANUS ENTERPRISE PORTFOLIO (CLASS IB)

Semi
-
Annual
Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Janus Enterprise Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$53	1.04%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,444,590,556

Number of Portfolio Holdings	80

Portfolio Turnover Rate	8%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	26.0%

Industrials	25.7%

Health Care	13.7%

Financials	12.8%

Consumer Discretionary	7.3%

Utilities	4.6%

Real Estate	3.0%

Communication Services	2.8%

Materials	1.6%

Consumer Staples	0.6%

Energy	0.4%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	1.3%

Top Holdings (as a % of Net Assets)

Constellation Software, Inc.	5.0%

Intact Financial Corp.	3.6%

SS&C Technologies Holdings, Inc.	3.5%

Flex Ltd.	3.5%

Ferguson Enterprises, Inc.	2.7%

AppLovin Corp., Class A	2.6%

Boston Scientific Corp.	2.6%

LPL Financial Holdings, Inc.	2.4%

Liberty Media Corp.-Liberty Formula One, Class C	2.3%

Revvity, Inc.	2.3%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Janus Enterprise Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A066-B 146467_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Janus Enterprise Portfolio (Class IB)

EQ/JANUS ENTERPRISE PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Janus Enterprise Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$40	0.79%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,444,590,556

Number of Portfolio Holdings	80

Portfolio Turnover Rate	8%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	26.0%

Industrials	25.7%

Health Care	13.7%

Financials	12.8%

Consumer Discretionary	7.3%

Utilities	4.6%

Real Estate	3.0%

Communication Services	2.8%

Materials	1.6%

Consumer Staples	0.6%

Energy	0.4%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	1.3%

Top Holdings (as a % of Net Assets)

Constellation Software, Inc.	5.0%

Intact Financial Corp.	3.6%

SS&C Technologies Holdings, Inc.	3.5%

Flex Ltd.	3.5%

Ferguson Enterprises, Inc.	2.7%

AppLovin Corp., Class A	2.6%

Boston Scientific Corp.	2.6%

LPL Financial Holdings, Inc.	2.4%

Liberty Media Corp.-Liberty Formula One, Class C	2.3%

Revvity, Inc.	2.3%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Janus Enterprise Portfolio (Class K)

Additional
Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A066-K 146467_K Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Janus Enterprise Portfolio (Class K)

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/JPMorgan Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$55	1.10%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$845,530,126

Number of Portfolio Holdings	203

Portfolio Turnover Rate	72%

What did the Portfolio invest in? (as of June 30, 2025)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		50.1%

Equity	50.1%

U.S. Treasury Obligations		38.0%

Short-Term Investments		19.9%

Cash and Other Assets Less Liabilities		-8.0%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/JPMorgan Growth Allocation Portfolio (Class IB)

Additional
Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A067-B 157175_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/JPMorgan Growth Allocation Portfolio (Class IB)

EQ/JPMORGAN GROWTH STOCK PORTFOLIO
(CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/JPMorgan Growth Stock Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$49	0.96%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$2,859,604,835

Number of Portfolio Holdings	73

Portfolio Turnover Rate	37%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	36.4%

Consumer Discretionary	16.0%

Communication Services	15.5%

Financials	8.7%

Health Care	7.4%

Industrials	5.7%

Consumer Staples	5.0%

Energy	0.3%

Exchange Traded Funds	4.6%

Cash and Other Assets Less Liabilities	0.4%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.9%

Microsoft Corp.	7.4%

Meta Platforms, Inc., Class A	6.5%

Amazon.com, Inc.	5.9%

Apple, Inc.	4.9%

Invesco QQQ Trust	4.6%

Broadcom, Inc.	4.1%

Alphabet, Inc., Class C	3.8%

Netflix, Inc.	3.6%

Mastercard, Inc., Class A	2.9%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/JPMorgan Growth Stock Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A095-B 146473_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/JPMorgan Growth Stock Portfolio (Class IB)

EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/JPMorgan Growth Stock Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$36	0.71%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$2,859,604,835

Number of Portfolio Holdings	73

Portfolio Turnover Rate	37%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	36.4%

Consumer Discretionary	16.0%

Communication Services	15.5%

Financials	8.7%

Health Care	7.4%

Industrials	5.7%

Consumer Staples	5.0%

Energy	0.3%

Exchange Traded Funds	4.6%

Cash and Other Assets Less Liabilities	0.4%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.9%

Microsoft Corp.	7.4%

Meta Platforms, Inc., Class A	6.5%

Amazon.com, Inc.	5.9%

Apple, Inc.	4.9%

Invesco QQQ Trust	4.6%

Broadcom, Inc.	4.1%

Alphabet, Inc., Class C	3.8%

Netflix, Inc.	3.6%

Mastercard, Inc., Class A	2.9%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/JPMorgan Growth Stock Portfolio (Class K)

Additional
Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A095-K 146473_k Semi-Annual Shareholder Report - June 30, 2025	2	EQ/JPMorgan Growth Stock Portfolio (Class K)

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/JPMorgan Value Opportunities Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$48	0.95%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,158,157,218

Number of Portfolio Holdings	98

Portfolio Turnover Rate	114%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	18.9%

Industrials	15.4%

Health Care	14.4%

Information Technology	12.2%

Materials	6.4%

Communication Services	6.4%

Consumer Staples	5.3%

Consumer Discretionary	5.2%

Real Estate	5.1%

Energy	4.7%

Utilities	4.7%

Short-Term Investments	1.2%

Cash and Other Assets Less Liabilities	0.1%

Top Holdings (as a % of Net Assets)

Philip Morris International, Inc.	3.1%

Wells Fargo & Co.	3.1%

Bank of America Corp.	3.0%

Western Digital Corp.	2.7%

Emerson Electric Co.	2.3%

Amazon.com, Inc.	2.3%

Cigna Group (The)	2.0%

Seagate Technology Holdings plc	2.0%

First Citizens BancShares, Inc., Class A	1.9%

Equinix, Inc. (REIT)	1.9%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/JPMorgan Value Opportunities Portfolio (Class IB)

Additiona
l Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A068-B 146455_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/JPMorgan Value Opportunities Portfolio (Class IB)

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/JPMorgan Value Opportunities Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$35	0.70%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,158,157,218

Number of Portfolio Holdings	98

Portfolio Turnover Rate	114%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	18.9%

Industrials	15.4%

Health Care	14.4%

Information Technology	12.2%

Materials	6.4%

Communication Services	6.4%

Consumer Staples	5.3%

Consumer Discretionary	5.2%

Real Estate	5.1%

Energy	4.7%

Utilities	4.7%

Short-Term Investments	1.2%

Cash and Other Assets Less Liabilities	0.1%

Top Holdings (as a % of Net Assets)

Philip Morris International, Inc.	3.1%

Wells Fargo & Co.	3.1%

Bank of America Corp.	3.0%

Western Digital Corp.	2.7%

Emerson Electric Co.	2.3%

Amazon.com, Inc.	2.3%

Cigna Group (The)	2.0%

Seagate Technology Holdings plc	2.0%

First Citizens BancShares, Inc., Class A	1.9%

Equinix, Inc. (REIT)	1.9%

Semi-Annual Shareholder Re po rt - June 30, 2025	1	EQ/JPMorgan Value Opportunities Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A068-K 146455_K Semi-Annual Shareholder Report - June 30, 2025	2	EQ/JPMorgan Value Opportunities Portfolio (Class K)

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Large Cap Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$44	0.89%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,918,027,513

Number of Portfolio Holdings	533

Portfolio Turnover Rate	19%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	23.4%

Financials	12.0%

Communication Services	9.6%

Consumer Discretionary	7.7%

Industrials	6.8%

Health Care	6.7%

Consumer Staples	5.1%

Utilities	4.0%

Energy	2.3%

Materials	1.6%

Real Estate	1.2%

Exchange Traded Funds	9.2%

Short-Term Investments	4.1%

Cash and Other Assets Less Liabilities	6.3%

Top Holdings (as a % of Net Assets)

Microsoft Corp.	5.3%

NVIDIA Corp.	4.8%

JPMorgan Prime Money Market Fund, IM Shares	3.9%

iShares Core S&P 500 ETF	3.4%

Apple, Inc.	3.2%

Amazon.com, Inc.	3.1%

Meta Platforms, Inc., Class A	2.8%

Broadcom, Inc.	1.9%

iShares Russell 1000 ETF	1.7%

iShares Morningstar U.S. Equity ETF	1.6%

Semi-Annual Shareholder R e port - June 30, 2025	1	EQ/Large Cap Core Managed Volatility Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A069-B 146456_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Large Cap Core Managed Volatility Portfolio (Class IB)

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Large Cap Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months ? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$32	0.64%

* Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,918,027,513

Number of Portfolio Holdings	533

Portfolio Turnover Rate	19%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	23.4%

Financials	12.0%

Communication Services	9.6%

Consumer Discretionary	7.7%

Industrials	6.8%

Health Care	6.7%

Consumer Staples	5.1%

Utilities	4.0%

Energy	2.3%

Materials	1.6%

Real Estate	1.2%

Exchange Traded Funds	9.2%

Short-Term Investments	4.1%

Cash and Other Assets Less Liabilities	6.3%

Top Holdings (as a % of Net Assets)

Microsoft Corp.	5.3%

NVIDIA Corp.	4.8%

JPMorgan Prime Money Market Fund, IM Shares	3.9%

iShares Core S&P 500 ETF	3.4%

Apple, Inc.	3.2%

Amazon.com, Inc.	3.1%

Meta Platforms, Inc., Class A	2.8%

Broadcom, Inc.	1.9%

iShares Russell 1000 ETF	1.7%

iShares Morningstar U.S. Equity ETF	1.6%

Semi -Annual Shareholder Report - June 30, 2025	1	EQ/Large Cap Core Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A069-K 146456_K Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Large Cap Core Managed Volatility Portfolio (Class K)

EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Large Cap Growth Index Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.
This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$36	0.71%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$2,650,689,321

Number of Portfolio Holdings	387

Portfolio Turnover Rate	12%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	50.7%

Consumer Discretionary	13.4%

Communication Services	11.4%

Health Care	7.0%

Financials	6.5%

Industrials	5.9%

Consumer Staples	2.7%

Real Estate	0.5%

Utilities	0.3%

Materials	0.3%

Energy	0.3%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.9%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	12.4%

Microsoft Corp.	12.4%

Apple, Inc.	10.2%

Amazon.com, Inc.	5.1%

Meta Platforms, Inc., Class A	4.5%

Broadcom, Inc.	4.3%

Tesla, Inc.	3.0%

Alphabet, Inc., Class A	2.2%

Eli Lilly & Co.	2.1%

Visa, Inc., Class A	2.0%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Large Cap Growth Index Portfolio (Class IB)

Material
Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.
This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A070-B 146457_B
Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Large Cap Growth Index Portfolio (Class IB)

EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Large Cap Growth Index Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$23	0.46%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$2,650,689,321

Number of Portfolio Holdings	387

Portfolio Turnover Rate	12%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	50.7%

Consumer Discretionary	13.4%

Communication Services	11.4%

Health Care	7.0%

Financials	6.5%

Industrials	5.9%

Consumer Staples	2.7%

Real Estate	0.5%

Utilities	0.3%

Materials	0.3%

Energy	0.3%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.9%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	12.4%

Microsoft Corp.	12.4%

Apple, Inc.	10.2%

Amazon.com, Inc.	5.1%

Meta Platforms, Inc., Class A	4.5%

Broadcom, Inc.	4.3%

Tesla, Inc.	3.0%

Alphabet, Inc., Class A	2.2%

Eli Lilly & Co.	2.1%

Visa, Inc., Class A	2.0%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Large Cap Growth Index Portfolio (Class K)

Material
Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A070-K 146457_K
Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Large Cap Growth Index Portfolio (Class K)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Large Cap Growth Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$43	0.85%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$4,582,849,662

Number of Portfolio Holdings	311

Portfolio Turnover Rate	13%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	28.5%

Consumer Discretionary	12.0%

Communication Services	9.8%

Financials	5.8%

Health Care	5.7%

Industrials	3.9%

Consumer Staples	2.8%

Real Estate	0.3%

Utilities	0.1%

Materials	0.1%

Energy	0.1%

Exchange Traded Funds	20.7%

Short-Term Investments	4.4%

Cash and Other Assets Less Liabilities	5.8%

Top Holdings (as a % of Net Assets)

Vanguard Russell 1000 Growth ETF	6.7%

Microsoft Corp.	6.2%

NVIDIA Corp.	6.1%

iShares Morningstar Growth ETF	5.0%

JPMorgan Prime Money Market Fund, IM Shares	4.4%

Vanguard Growth ETF	4.3%

Apple, Inc.	4.1%

Amazon.com, Inc.	3.8%

Meta Platforms, Inc., Class A	3.5%

SPDR Portfolio S&P 500 Growth ETF	3.4%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Large Cap Growth Managed Volatility Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A071-B 146458_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Large Cap Growth Managed Volatility Portfolio (Class IB)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Large Cap Growth Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$30	0.60%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$4,582,849,662

Number of Portfolio Holdings	311

Portfolio Turnover Rate	13%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	28.5%

Consumer Discretionary	12.0%

Communication Services	9.8%

Financials	5.8%

Health Care	5.7%

Industrials	3.9%

Consumer Staples	2.8%

Real Estate	0.3%

Utilities	0.1%

Materials	0.1%

Energy	0.1%

Exchange Traded Funds	20.7%

Short-Term Investments	4.4%

Cash and Other Assets Less Liabilities	5.8%

Top Holdings (as a % of Net Assets)

Vanguard Russell 1000 Growth ETF	6.7%

Microsoft Corp.	6.2%

NVIDIA Corp.	6.1%

iShares Morningstar Growth ETF	5.0%

JPMorgan Prime Money Market Fund, IM Shares	4.4%

Vanguard Growth ETF	4.3%

Apple, Inc.	4.1%

Amazon.com, Inc.	3.8%

Meta Platforms, Inc., Class A	3.5%

SPDR Portfolio S&P 500 Growth ETF	3.4%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ /Large Cap Growth Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A071-K 146458_K Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Large Cap Growth Managed Volatility Portfolio (Class K)

EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Large Cap Value Index Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$37	0.73%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$862,304,065

Number of Portfolio Holdings	879

Portfolio Turnover Rate	13%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	22.6%

Industrials	13.0%

Health Care	11.6%

Information Technology	10.5%

Consumer Staples	8.1%

Consumer Discretionary	7.5%

Communication Services	7.5%

Energy	5.8%

Utilities	4.4%

Real Estate	4.2%

Materials	4.1%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	0.4%

Top Holdings (as a % of Net Assets)

Berkshire Hathaway, Inc., Class B	3.2%

JPMorgan Chase & Co.	2.9%

Amazon.com, Inc.	2.1%

Exxon Mobil Corp.	1.7%

Walmart, Inc.	1.4%

Procter & Gamble Co. (The)	1.3%

Johnson & Johnson	1.3%

Alphabet, Inc., Class A	1.3%

Bank of America Corp.	1.1%

Alphabet, Inc., Class C	1.1%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Large Cap Value Index Portfolio (Class IB)

Material
Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Additional
Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A072-B 146459_B
Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Large Cap Value Index Portfolio (Class IB)

EQ/LARGE CAP VALUE INDEX PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Large Cap Value Index Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$25	0.48%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$862,304,065

Number of Portfolio Holdings	879

Portfolio Turnover Rate	13%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	22.6%

Industrials	13.0%

Health Care	11.6%

Information Technology	10.5%

Consumer Staples	8.1%

Consumer Discretionary	7.5%

Communication Services	7.5%

Energy	5.8%

Utilities	4.4%

Real Estate	4.2%

Materials	4.1%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	0.4%

Top Holdings (as a % of Net Assets)

Berkshire Hathaway, Inc., Class B	3.2%

JPMorgan Chase & Co.	2.9%

Amazon.com, Inc.	2.1%

Exxon Mobil Corp.	1.7%

Walmart, Inc.	1.4%

Procter & Gamble Co. (The)	1.3%

Johnson & Johnson	1.3%

Alphabet, Inc., Class A	1.3%

Bank of America Corp.	1.1%

Alphabet, Inc., Class C	1.1%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Large Cap Value Index Portfolio (Class K)

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A072-K 146459_K
Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Large Cap Value Index Portfolio (Class K)

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Large Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144
.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$43	0.86%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$3,564,666,894

Number of Portfolio Holdings	935

Portfolio Turnover Rate	10%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	18.6%

Information Technology	11.4%

Industrials	10.2%

Health Care	9.4%

Consumer Staples	5.9%

Consumer Discretionary	5.8%

Communication Services	5.6%

Energy	4.3%

Utilities	4.1%

Materials	3.8%

Real Estate	2.7%

Exchange Traded Funds	9.0%

Short-Term Investments	2.6%

Cash and Other Assets Less Liabilities	6.6%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Large Cap Value Managed Volatility Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AIIPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A073-B
146460_B
Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Large Cap Value Managed Volatility Portfolio (Class IB)

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Large Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months ? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$31	0.61%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$3,564,666,894

Number of Portfolio Holdings	935

Portfolio Turnover Rate	10%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	18.6%

Information Technology	11.4%

Industrials	10.2%

Health Care	9.4%

Consumer Staples	5.9%

Consumer Discretionary	5.8%

Communication Services	5.6%

Energy	4.3%

Utilities	4.1%

Materials	3.8%

Real Estate	2.7%

Exchange Traded Funds	9.0%

Short-Term Investments	2.6%

Cash and Other Assets Less Liabilities	6.6%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Large Cap Value Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AIIPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A073-K
146460_K
Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Large Cap Value Managed Volatility Portfolio (Class K)

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report -
June 30
, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Lazard Emerging Markets Equity Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx.
You can
also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$74	1.35%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$489,278,253

Number of Portfolio Holdings	85

Portfolio Turnover Rate	14%

What did the Portfolio invest in? (as of June 30, 2025)

Country Weightings (as a % of Net Assets)

China	23.5%

Taiwan	13.9%

Brazil	12.0%

South Korea	12.0%

Mexico	7.9%

South Africa	7.1%

India	4.9%

Indonesia	3.7%

Hungary	3.1%

Greece	2.9%

Other	7.8%

Sector Weightings (as a % of Net Assets)

Financials	27.4%

Information Technology	19.1%

Communication Services	9.7%

Consumer Discretionary	9.5%

Consumer Staples	7.5%

Industrials	7.2%

Materials	6.9%

Energy	5.5%

Health Care	4.3%

Utilities	1.7%

Short-Term Investments	0.8%

Cash and Other Assets Less Liabilities	0.4%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Lazard Emerging Markets Equity Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A074-B 158950_B
Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Lazard Emerging Markets Equity Portfolio (Class IB)

EQ/LONG-TERM BOND PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Long-Term Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months ? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$33	0.65%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$2,562,624,849

Number of Portfolio Holdings	543

Portfolio Turnover Rate	27%

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	49.9%

Corporate Bonds	43.7%

Foreign Government Securities	2.2%

Municipal Bonds	1.4%

U.S. Government Agency Securities	0.5%

Supranational	0.1%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	1.3%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Long-Term Bond Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A075-B 162745_B
Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Long-Term Bond Portfolio (Class IB)

EQ/LONG-TERM BOND PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Long-Term Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months ? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$20	0.40%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$2,562,624,849

Number of Portfolio Holdings	543

Portfolio Turnover Rate	27%

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	49.9%

Corporate Bonds	43.7%

Foreign Government Securities	2.2%

Municipal Bonds	1.4%

U.S. Government Agency Securities	0.5%

Supranational	0.1%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	1.3%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Long-Term Bond Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A075-K 162745_K
Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Long-Term Bond Portfolio (Class K)

EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Loomis Sayles Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$54	1.05%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$904,642,915

Number of Portfolio Holdings	47

Portfolio Turnover Rate	2%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	28.0%

Communication Services	22.9%

Consumer Discretionary	15.8%

Health Care	13.5%

Financials	8.9%

Industrials	6.2%

Consumer Staples	3.5%

Short-Term Investments	3.2%

Cash and Other Assets Less Liabilities	-2.0%

Top Holdings (as a % of Net Assets)

Netflix, Inc.	8.0%

Meta Platforms, Inc., Class A	8.0%

NVIDIA Corp.	8.0%

Amazon.com, Inc.	5.9%

Oracle Corp.	5.6%

Tesla, Inc.	5.5%

Alphabet, Inc., Class A	4.4%

Boeing Co. (The)	4.2%

Visa, Inc., Class A	4.0%

Monster Beverage Corp.	3.1%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ /Loomis Sayles Growth Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A076-B 146466_B
Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Loomis Sayles Growth Portfolio (Class IB)

EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Loomis Sayles Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting
us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$42	0.80%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$904,642,915

Number of Portfolio Holdings	47

Portfolio Turnover Rate	2%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	28.0%

Communication Services	22.9%

Consumer Discretionary	15.8%

Health Care	13.5%

Financials	8.9%

Industrials	6.2%

Consumer Staples	3.5%

Short-Term Investments	3.2%

Cash and Other Assets Less Liabilities	-2.0%

Top Holdings (as a % of Net Assets)

Netflix, Inc.	8.0%

Meta Platforms, Inc., Class A	8.0%

NVIDIA Corp.	8.0%

Amazon.com, Inc.	5.9%

Oracle Corp.	5.6%

Tesla, Inc.	5.5%

Alphabet, Inc., Class A	4.4%

Boeing Co. (The)	4.2%

Visa, Inc., Class A	4.0%

Monster Beverage Corp .	3.1%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Loomis Sayles Growth Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A076-K 146466_K Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Loomis Sayles Growth Portfolio (Class K)

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/MFS International Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months ? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$59	1.10%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,411,808,255

Number of Portfolio Holdings	84

Portfolio Turnover Rate	7%

What did the Portfolio invest in? (as of June 30, 2025)

Country Weightings (as a % of Net Assets)

United States	16.8%

Japan	10.4%

France	10.1%

United Kingdom	9.4%

Germany	9.2%

Canada	6.5%

Taiwan	6.3%

Netherlands	3.8%

India	3.6%

China	3.0%

Other	19.3%

Sector Weightings (as a % of Net Assets)

Information Technology	17.9%

Industrials	17.6%

Financials	12.3%

Materials	12.2%

Health Care	12.2%

Consumer Discretionary	11.9%

Consumer Staples	9.8%

Communication Services	3.0%

Energy	1.3%

Utilities	0.2%

Cash and Other Assets Less Liabilities	1.6%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/MFS International Growth Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A077-B 146454_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/MFS International Growth Portfolio (Class IB)

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/MFS International Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$45	0.85%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,411,808,255

Number of Portfolio Holdings	84

Portfolio Turnover Rate	7%

What did the Portfolio invest in? (as of June 30, 2025)

Country Weightings (as a % of Net Assets)

United States	16.8%

Japan	10.4%

France	10.1%

United Kingdom	9.4%

Germany	9.2%

Canada	6.5%

Taiwan	6.3%

Netherlands	3.8%

India	3.6%

China	3.0%

Other	19.3%

Sector Weightings (as a % of Net Assets)

Information Technology	17.9%

Industrials	17.6%

Financials	12.3%

Materials	12.2%

Health Care	12.2%

Consumer Discretionary	11.9%

Consumer Staples	9.8%

Communication Services	3.0%

Energy	1.3%

Utilities	0.2%

Cash and Other Assets Less Liabilities	1.6%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/MFS International Growth Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A077-K 146454_K Semi-Annual Shareholder Report - June 30, 2025	2	EQ/MFS International Growth Portfolio (Class K)

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/MFS International Intrinsic Value Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months ? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$63	1.15%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,341,913,433

Number of Portfolio Holdings	87

Portfolio Turnover Rate	8%

What did the Portfolio invest in? (as of June 30, 2025)

Country Weightings (as a % of Net Assets)

United States	15.3%

Japan	12.6%

France	11.9%

United Kingdom	11.2%

Germany	7.3%

Switzerland	5.4%

Canada	4.7%

Ireland	4.2%

Spain	4.2%

Netherlands	3.5%

Other	16.3%

Sector Weightings (as a % of Net Assets)

Financials	25.8%

Industrials	19.5%

Information Technology	13.6%

Materials	11.5%

Health Care	11.0%

Consumer Staples	7.3%

Energy	5.6%

Consumer Discretionary	2.3%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	2.4%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/MFS International Intrinsic Value Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A078-B 158951_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/MFS International Intrinsic Value Portfolio (Class IB)

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/MFS Mid Cap Focused Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months ? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$58	1.10%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$567,049,154

Number of Portfolio Holdings	49

Portfolio Turnover Rate	24%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	20.3%

Communication Services	15.8%

Information Technology	15.0%

Financials	13.4%

Health Care	12.4%

Consumer Discretionary	10.3%

Energy	3.4%

Real Estate	2.6%

Utilities	2.6%

Materials	2.2%

Consumer Staples	1.0%

Cash and Other Assets Less Liabilities	1.0%

Top Holdings (as a % of Net Assets)

Spotify Technology SA	5.6%

Howmet Aerospace, Inc.	5.1%

Verisk Analytics, Inc.	3.7%

Guidewire Software, Inc.	3.6%

Take-Two Interactive Software, Inc.	3.5%

Axon Enterprise, Inc.	3.1%

LPL Financial Holdings, Inc.	2.7%

Vistra Corp.	2.6%

TKO Group Holdings, Inc., Class A	2.5%

Monolithic Power Systems, Inc.	2.5%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/MFS Mid Cap Focused Growth Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A079-B 158948_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/MFS Mid Cap Focused Growth Portfolio (Class IB)

EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/MFS Technology Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$56	1.11%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,144,981,436

Number of Portfolio Holdings	55

Portfolio Turnover Rate	24%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	71.9%

Communication Services	19.7%

Financials	2.7%

Industrials	2.6%

Consumer Discretionary	1.4%

Short-Term Investments	1.2%

Cash and Other Assets Less Liabilities	0.5%

Top Holdings (as a % of Net Assets)

Meta Platforms, Inc., Class A	12.0%

Microsoft Corp.	9.2%

NVIDIA Corp.	7.4%

Alphabet, Inc., Class A	7.3%

Apple, Inc.	5.3%

Broadcom, Inc.	5.1%

International Business Machines Corp.	3.6%

Oracle Corp.	2.6%

Shopify, Inc., Class A	2.6%

ServiceNow, Inc.	2.3%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ /MFS Technology Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or
scan
the adjacent QR code.

A080-B 158952_B Semi-Annual Shareholder Report - June 30, 2025	2	EQ/MFS Technology Portfolio (Class IB)

EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/MFS Utilities Series Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$54	1.05%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$219,055,186

Number of Portfolio Holdings	57

Portfolio Turnover Rate	8%

What did the Portfolio invest in? (as of June 30, 2025)

Sector & Industry Weightings (as a % of Net Assets)
Utilities		93.4%

Electric Utilities	56.9%

Multi-Utilities	22.1%

Independent Power and Renewable Electricity Producers	10.8%

Gas Utilities	2.2%

Water Utilities	1.4%
Communication Services		3.1%

Diversified Telecommunication Services	2.3%

Wireless Telecommunication Services	0.8%
Real Estate		2.2%

Specialized REITs	2.2%
Cash and Other Assets Less Liabilities		1.3%

Top Holdings (as a % of Net Assets)

NextEra Energy, Inc.	10.1%

Constellation Energy Corp.	8.0%

PG&E Corp.	5.3%

Vistra Corp.	5.1%

Xcel Energy, Inc.	4.9%

DTE Energy Co.	4.5%

Sempra	4.4%

Southern Co. (The)	4.0%

Dominion Energy, Inc.	3.7%

American Electric Power Co., Inc.	3.7%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/MFS Utilities Series Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the
adjacent
QR
code
.

A081-B 158953_B
Semi-Annual Shareholder Report - June 30, 2025	2	EQ/MFS Utilities Series Portfolio (Class IB)

EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/MFS Utilities Series Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$41	0.80%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$219,055,186

Number of Portfolio Holdings	57

Portfolio Turnover Rate	8%

What did the Portfolio invest in? (as of June 30, 2025)

Sector & Industry Weightings (as a % of Net Assets)
Utilities		93.4%

Electric Utilities	56.9%

Multi-Utilities	22.1%

Independent Power and Renewable Electricity Producers	10.8%

Gas Utilities	2.2%

Water Utilities	1.4%
Communication Services		3.1%

Diversified Telecommunication Services	2.3%

Wireless Telecommunication Services	0.8%
Real Estate		2.2%

Specialized REITs	2.2%
Cash and Other Assets Less Liabilities		1.3%

Top Holdings (as a % of Net Assets)
NextEra Energy, Inc.	10.1%

Constellation Energy Corp.	8.0%

PG&E Corp.	5.3%

Vistra Corp.	5.1%

Xcel Energy, Inc.	4.9%

DTE Energy Co.	4.5%

Sempra	4.4%

Southern Co. (The)	4.0%

Dominion Energy, Inc.	3.7%

American Electric Power Co., Inc.	3.7%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/MFS Utilities Series Portfolio (Class K )

Additional Information

For additional information about the Portfolio, including its prospectus, financial
statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A081-K
158953_K
Semi-Annual Shareholder Report - June 30, 2025	2	EQ/MFS Utilities Series Portfolio (Class K)

EQ/MID CAP INDEX PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Mid Cap Index Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$32	0.64%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$2,460,894,363

Number of Portfolio Holdings	405

Portfolio Turnover Rate	6%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	22.8%

Financials	18.2%

Consumer Discretionary	13.3%

Information Technology	11.6%

Health Care	8.5%

Real Estate	6.8%

Materials	5.4%

Consumer Staples	5.3%

Energy	3.7%

Utilities	2.8%

Communication Services	1.2%

Short-Term Investments	0.7%

Cash and Other Assets Less Liabilities	-0.3%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Mid Cap Index Portfolio (Class IB)

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IB shares was lowered from 0.65% to 0.64%. The expense limit includes amounts payable pursuant to Rule
12b-1
under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. In addition, effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.
These changes are intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A082-B
146463_B
Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Mid Cap Index Portfolio (Class IB)

EQ/MID CAP INDEX PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Mid Cap Index Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$19	0.39%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$2,460,894,363

Number of Portfolio Holdings	405

Portfolio Turnover Rate	6%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	22.8%

Financials	18.2%

Consumer Discretionary	13.3%

Information Technology	11.6%

Health Care	8.5%

Real Estate	6.8%

Materials	5.4%

Consumer Staples	5.3%

Energy	3.7%

Utilities	2.8%

Communication Services	1.2%

Short-Term Investments	0.7%

Cash and Other Assets Less Liabilities	-0.3%

Semi-Annual Shareholder Repor t - June 30, 2025	1	EQ/Mid Cap Index Portfolio (Class K)

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class K shares was lowered from 0.40% to 0.39%. The expense limit excludes certain expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. In addition, effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.
These changes are intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A082-K 146463_K
Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Mid Cap Index Portfolio (Class K)

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Mid Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at
https://equitable-funds.com/AllPortfolios.aspx.
You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$47	0.95%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,505,172,219

Number of Portfolio Holdings	790

Portfolio Turnover Rate	28%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	16.0%

Financials	14.2%

Information Technology	7.6%

Real Estate	7.3%

Consumer Discretionary	7.3%

Health Care	6.4%

Materials	4.9%

Energy	4.7%

Consumer Staples	4.5%

Utilities	4.0%

Communication Services	2.1%

Exchange Traded Funds	10.5%

Short-Term Investments	5.4%

Cash and Other Assets Less Liabilities	5.1%

Semi-Annual Shareholder Report - J un e 30, 2025	1	EQ/Mid Cap Value Managed Volatility Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A083-B 146464_B
Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Mid Cap Value Managed Volatility Portfolio (Class IB)

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

T
his semi-annual shareholder report contains important information about the EQ/Mid Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025.
You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$34	0.70%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,505,172,219

Number of Portfolio Holdings	790

Portfolio Turnover Rate	28%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	16.0%

Financials	14.2%

Information Technology	7.6%

Real Estate	7.3%

Consumer Discretionary	7.3%

Health Care	6.4%

Materials	4.9%

Energy	4.7%

Consumer Staples	4.5%

Utilities	4.0%

Communication Services	2.1%

Exchange Traded Funds	10.5%

Short-Term Investments	5.4%

Cash and Other Assets Less Liabilities	5.1%

Semi-Annua l Shareholder Report - June 30, 2025	1	EQ/Mid Cap Value Managed Volatility Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A083-K 146464_K
Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Mid Cap Value Managed Volatility Portfolio (Class K)

EQ/MONEY MARKET PORTFOLIO (CLASS IA)

Semi-Annual Shareholder Report - June 30, 2025

EQ Advisors Trust

This semi-annual shareholder report contains important information about the EQ/Money Market Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IA	$34	0.68%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$2,688,848,593

Number of Portfolio Holdings	61

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

Repurchase Agreements	56.3%

U.S. Government Agency Securities	17.5%

U.S. Treasury Obligations	28.9%

Cash and Other Assets Less Liabilities	-2.7%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Money Market Portfolio (Class IA)

Additional
Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A087-A 146465_A
Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Money Market Portfolio (Class IA)

EQ/MONEY MARKET PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Money Market Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$34	0.67%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$2,688,848,593

Number of Portfolio Holdings	61

What did the Portfolio invest i n? (as of June 30, 2025)

Security Type (as a % of Net Assets)

Repurchase Agreements	56.3%

U.S. Government Agency Securities	17.5%

U.S. Treasury Obligations	28.9%

Cash and Other Assets Less Liabilities	-2.7%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Money Market Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A087-B 146465_B
Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Money Market Portfolio (Class IB)

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Morgan Stanley Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.15%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$431,951,179

Number of Portfolio Holdings	1,186

Portfolio Turnover Rate	38%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	25.3%

Health Care	20.6%

Consumer Discretionary	15.5%

Industrials	12.8%

Financials	8.0%

Consumer Staples	6.0%

Real Estate	3.7%

Materials	3.0%

Energy	1.8%

Communication Services	1.7%

Utilities	0.3%

Short-Term Investments	10.6%

Cash and Other Assets Less Liabilities	-9.3%

Top Holdings (as a % of Net Assets)

Cloudflare, Inc., Class A	6.1%

IonQ, Inc.	3.4%

Oddity Tech Ltd., Class A	3.3%

Global-e Online Ltd.	2.7%

Landbridge Co. LLC, Class A	2.6%

MicroStrategy, Inc., Class A	2.5%

Roivant Sciences Ltd.	2.4%

Core & Main, Inc., Class A	2.1%

Aurora Innovation, Inc., Class A	2.0%

Peloton Interactive, Inc., Class A	2.0%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Morgan Stanley Small Cap Growth Portfolio (Class IB)

Additional
Information

For additional
information
about
the
Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A088-B 153134_B
Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Morgan Stanley Small Cap Growth Portfolio (Class IB)

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Morgan Stanley Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$45	0.90%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$431,951,179

Number of Portfolio Holdings	1,186

Portfolio Turnover Rate	38%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	25.3%

Health Care	20.6%

Consumer Discretionary	15.5%

Industrials	12.8%

Financials	8.0%

Consumer Staples	6.0%

Real Estate	3.7%

Materials	3.0%

Energy	1.8%

Communication Services	1.7%

Utilities	0.3%

Short-Term Investments	10.6%

Cash and Other Assets Less Liabilities	-9.3%

Top Holdings (as a % of Net Assets)

Cloudflare, Inc., Class A	6.1%

IonQ, Inc.	3.4%

Oddity Tech Ltd., Class A	3.3%

Global-e Online Ltd.	2.7%

Landbridge Co. LLC, Class A	2.6%

MicroStrategy, Inc., Class A	2.5%

Roivant Sciences Ltd.	2.4%

Core & Main, Inc., Class A	2.1%

Aurora Innovation, Inc., Class A	2.0%

Peloton Interactive, Inc., Class A	2.0%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Morgan Stanley Small Cap Growth Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

A088-K 153134_K
Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Morgan Stanley Small Cap Growth Portfolio (Class K)

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/PIMCO Global Real Return Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$145	2.88%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$105,293,367

Number of Portfolio Holdings	255

Portfolio Turnover Rate	80%

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

Foreign Government Securities	70.9%

U.S. Treasury Obligations	61.1%

Mortgage-Backed Securities	16.3%

Collateralized Mortgage Obligations	3.8%

Corporate Bonds	2.5%

Asset-Backed Securities	1.7%

Supranational	1.4%

Options Purchased	0.1%

Commercial Mortgage-Backed Securities	0.0%	#

Short-Term Investments	0.5%

Cash and Other Assets Less Liabilities*	-58.3%

#	Less than 0.05%
*
Liabilities include payable amounts for sale-buyback financing transactions and forward settling transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/PIMCO Global Real Return Portfolio (Class IB)

Additional
Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A089-B 148391_B
Semi-Annual Shareholder Report - June 30, 2025	2	EQ/PIMCO Global Real Return Portfolio (Class IB)

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30,
2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/PIMCO Global Real Return Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$133	2.63%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$105,293,367

Number of Portfolio Holdings	255

Portfolio Turnover Rate	80%

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

Foreign Government Securities	70.9%

U.S. Treasury Obligations	61.1%

Mortgage-Backed Securities	16.3%

Collateralized Mortgage Obligations	3.8%

Corporate Bonds	2.5%

Asset-Backed Securities	1.7%

Supranational	1.4%

Options Purchased	0.1%

Commercial Mortgage-Backed Securities	0.0%	#

Short-Term Investments	0.5%

Cash and Other Assets Less Liabilities*	-58.3%

#	Less than 0.05%
*
Liabilities include payable amounts for sale-buyback financing transactions and forward settling transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/PIMCO Global Real Return Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

A089-K 148391_K
Semi-Annual Shareholder Report - June 30, 2025	2	EQ/PIMCO Global Real Return Portfolio (Class K)

EQ/PIMCO REAL RETURN PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report -
June
30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/PIMCO Real Return Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the
last
six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$116	2.28%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$82,967,141

Number of Portfolio Holdings	314

Portfolio Turnover Rate	59%

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	107.8%

Mortgage-Backed Securities	13.3%

Asset-Backed Securities	6.8%

Collateralized Mortgage Obligations	4.1%

Foreign Government Securities	2.9%

Commercial Mortgage-Backed Securities	0.6%

Corporate Bonds	0.1%

Short-Term Investments	63.8%

Cash and Other Assets Less Liabilities*	-99.4%

*
Liabilities include payable amounts for securities purchased and sale-buyback financing transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/PIMCO Real Return Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A090-B 158954_B
Semi-Annual Shareholder Report - June 30, 2025	2	EQ/PIMCO Real Return Portfolio (Class IB)

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (CLASS IB)

Semi-Annual
Shareholder
Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/PIMCO Total Return ESG Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What
were
the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$38	0.75%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$253,093,897

Number of Portfolio Holdings	743

Portfolio Turnover Rate	167%

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

Mortgage-Backed Securities	47.6%

Corporate Bonds	29.3%

U.S. Treasury Obligations	16.7%

Asset-Backed Securities	12.1%

Commercial Mortgage-Backed Securities	5.9%

Foreign Government Securities	4.8%

Collateralized Mortgage Obligations	2.4%

Municipal Bonds	1.1%

Supranational	0.7%

Swaptions Purchased	0.0%	#

Options Purchased	0.0%	#

Short-Term Investments	4.8%

Cash and Other Assets Less Liabilities*	-25.4%

#	Less than 0.05%
*
Liabilities include payable amounts for sale-buyback financing transactions and forward settling transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/PIMCO Total Return ESG Portfolio (Class IB)

Additional
Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A091-B 158955_B
Semi-Annual Shareholder Report - June 30, 2025	2	EQ/PIMCO Total Return ESG Portfolio (Class IB)

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/PIMCO Ultra Short Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$40	0.80%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$793,246,511

Number of Portfolio Holdings	454

Portfolio Turnover Rate	41%

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

Corporate Bonds	37.1%

Asset-Backed Securities	23.0%

Collateralized Mortgage Obligations	19.2%

U.S. Government Agency Securities	6.5%

Commercial Mortgage-Backed Securities	2.5%

Foreign Government Securities	0.9%

U.S. Treasury Obligations	0.4%

Mortgage-Backed Securities	0.3%

Municipal Bonds	0.2%

Short-Term Investments	9.5%

Cash and Other Assets Less Liabilities	0.4%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/PIMCO Ultra Short Bond Portfolio (Class IB)

Additional
Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A092-B 146470 B
Semi-Annual Shareholder Report - June 30, 2025	2	EQ/PI MC O Ultra Short Bond Portfolio (Class IB)

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report -
June
30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/PIMCO Ultra Short Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$28	0.55%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$793,246,511

Number of Portfolio Holdings	454

Portfolio Turnover Rate	41%

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

Corporate Bonds	37.1%

Asset-Backed Securities	23.0%

Collateralized Mortgage Obligations	19.2%

U.S. Government Agency Securities	6.5%

Commercial Mortgage-Backed Securities	2.5%

Foreign Government Securities	0.9%

U.S. Treasury Obligations	0.4%

Mortgage-Backed Securities	0.3%

Municipal Bonds	0.2%

Short-Term Investments	9.5%

Cash and Other Assets Less Liabilities	0.4%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/PIMCO Ultra Short Bond Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A092-K 146470_K
Semi-Annual Shareholder Report - June 30, 2025	2	EQ/PIMCO Ultra Short Bond Portfolio (Class K)

EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IA)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Quality Bond PLUS Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$42	0.83%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,070,097,101

Number of Portfolio Holdings	899

Portfolio Turnover Rate	79%

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	47.7%

U.S. Treasury Obligations	28.2%

Corporate Bonds	12.4%

Mortgage-Backed Securities	12.1%

Asset-Backed Securities	2.4%

Collateralized Mortgage Obligations	2.0%

Commercial Mortgage-Backed Securities	1.0%

Foreign Government Securities	0.9%

Municipal Bonds	0.2%

Short-Term Investments	1.2%

Cash and Other Assets Less Liabilities	-8.1%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Quality Bond PLUS Portfolio (Class IA)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://
equitable
-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A093-A 146471_A
Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Quality Bond PLUS Portfolio (Class IA)

EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Quality Bond PLUS Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$42	0.83%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,070,097,101

Number of Portfolio Holdings	899

Portfolio Turnover Rate	79%

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	47.7%

U.S. Treasury Obligations	28.2%

Corporate Bonds	12.4%

Mortgage-Backed Securities	12.1%

Asset-Backed Securities	2.4%

Collateralized Mortgage Obligations	2.0%

Commercial Mortgage-Backed Securities	1.0%

Foreign Government Securities	0.9%

Municipal Bonds	0.2%

Short-Term Investments	1.2%

Cash and Other Assets Less Liabilities	-8.1%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Quality Bond PLUS Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A093-B 146471_B
Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Quality Bond PLUS Portfolio (Class IB)

EQ/QUALITY BOND PLUS PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Quality Bond PLUS Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$29	0.58%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,070,097,101

Number of Portfolio Holdings	899

Portfolio Turnover Rate	79%

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	47.7%

U.S. Treasury Obligations	28.2%

Corporate Bonds	12.4%

Mortgage-Backed Securities	12.1%

Asset-Backed Securities	2.4%

Collateralized Mortgage Obligations	2.0%

Commercial Mortgage-Backed Securities	1.0%

Foreign Government Securities	0.9%

Municipal Bonds	0.2%

Short-Term Investments	1.2%

Cash and Other Assets Less Liabilities	-8.1%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Quality Bond PLUS Portfolio (Class K)

Additional
Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A093-K 146471_K
Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Quality Bond PLUS Portfolio (Class K)

EQ/SMALL COMPANY INDEX PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Small Company Index Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.
This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$31	0.63%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,437,081,693

Number of Portfolio Holdings	1,975

Portfolio Turnover Rate	9%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	19.2%

Industrials	16.9%

Health Care	15.7%

Information Technology	14.5%

Consumer Discretionary	10.0%

Real Estate	6.0%

Energy	4.8%

Materials	3.7%

Utilities	3.2%

Communication Services	2.6%

Consumer Staples	2.2%

Short-Term Investments	4.2%

Cash and Other Assets Less Liabilities	-3.0%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Small Company Index Portfolio (Class IB)

Material
Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144.

Additional
Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A094-B 146472_B
Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Small Company Index Portfolio (Class IB)

EQ/SMALL COMPANY INDEX PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Small Company Index Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.
This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$18	0.38%

*	Annualized

Po rtfolio Stati stics (as of June 30, 2025)

Net Assets	$1,437,081,693

Number of Portfolio Holdings	1,975

Portfolio Turnover Rate	9%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	19.2%

Industrials	16.9%

Health Care	15.7%

Information Technology	14.5%

Consumer Discretionary	10.0%

Real Estate	6.0%

Energy	4.8%

Materials	3.7%

Utilities	3.2%

Communication Services	2.6%

Consumer Staples	2.2%

Short-Term Investments	4.2%

Cash and Other Assets Less Liabilities	-3.0%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Small Company Index Portfolio (Class K)

Material
Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling
1-877-222-2144
.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A094-K 146472_K
Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Small Company Index Portfolio (Class K)

EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/T. Rowe Price Health Sciences Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$59	1.20%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$152,849,414

Number of Portfolio Holdings	151

Portfolio Turnover Rate	24%

What did the Portfolio invest in? (as of June 30, 2025)

Sector & Industry Weightings (as a % of Net Assets)

Health Care			98.7%

Biotechnology	38.1%

Health Care Equipment & Supplies	19.2%

Pharmaceuticals	17.1%

Health Care Providers & Services	16.0%

Life Sciences Tools & Services	7.9%

Health Care Technology	0.4%

Financials			0.2%

Capital Markets	0.1%

Insurance	0.1%

Materials			0.0%	#

Chemicals	0.0%	#

Short-Term Investments			0.9%

Cash and Other Assets Less Liabilities			0.2%

Top Holdings (as a % of Net Assets)

Eli Lilly & Co.	12.0%

Intuitive Surgical, Inc.	5.8%

UnitedHealth Group, Inc.	5.1%

Stryker Corp.	5.0%

Vertex Pharmaceuticals, Inc.	3.9%

Boston Scientific Corp.	3.7%

Argenx SE (ADR)	3.4%

Danaher Corp.	3.2%

Thermo Fisher Scientific, Inc.	3.1%

Alnylam Pharmaceuticals, Inc.	3.0%

#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/T. Rowe Price Health Sciences Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A096-B 158956_B
Semi-Annual Shareholder Report - June 30, 2025	2	EQ/T. Rowe Price Health Sciences Portfolio (Class IB)

EQ/VALUE EQUITY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Value Equity Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$47	0.92%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,522,058,563

Number of Portfolio Holdings	49

Portfolio Turnover Rate	10%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	20.9%

Information Technology	15.7%

Materials	13.2%

Industrials	10.8%

Health Care	9.0%

Consumer Discretionary	7.3%

Utilities	6.7%

Consumer Staples	5.2%

Communication Services	4.6%

Energy	3.8%

Real Estate	1.4%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	1.2%

Top Holdings (as a % of Net Assets)

Parker-Hannifin Corp.	4.9%

Microsoft Corp.	4.3%

Corteva, Inc.	3.7%

Capital One Financial Corp.	3.7%

Ameriprise Financial, Inc.	3.1%

Sony Group Corp. (ADR)	2.9%

Martin Marietta Materials, Inc.	2.8%

Atmos Energy Corp.	2.6%

Ecolab, Inc.	2.6%

Uber Technologies, Inc.	2.5%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Value Equity Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A098-B 146434_B
Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Value Equity Portfolio (Class IB)

EQ/VALUE EQUITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Value Equity Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$34	0.67%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,522,058,563

Number of Portfolio Holdings	49

Portfolio Turnover Rate	10%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Financials	20.9%

Information Technology	15.7%

Materials	13.2%

Industrials	10.8%

Health Care	9.0%

Consumer Discretionary	7.3%

Utilities	6.7%

Consumer Staples	5.2%

Communication Services	4.6%

Energy	3.8%

Real Estate	1.4%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	1.2%

Top Holdings (as a % of Net Assets)

Parker-Hannifin Corp.	4.9%

Microsoft Corp.	4.3%

Corteva, Inc.	3.7%

Capital One Financial Corp.	3.7%

Ameriprise Financial, Inc.	3.1%

Sony Group Corp. (ADR)	2.9%

Martin Marietta Materials, Inc.	2.8%

Atmos Energy Corp.	2.6%

Ecolab, Inc.	2.6%

Uber Technologies, Inc.	2.5%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/Value Equity Portfolio (Class K)

Additional Information

For additional information about the Portfolio,
including
its prospectus,
financial
statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A098-K 146434_K
Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Value Equity Portfolio (Class K)

EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the EQ/Wellington Energy Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$61	1.19%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$136,930,590

Number of Portfolio Holdings	46

Portfolio Turnover Rate	10%

What did the Portfolio invest in? (as of June 30, 2025)

Sector & Industry Weightings (as a % of Net Assets)

Energy		87.5%

Oil, Gas & Consumable Fuels	83.8%

Energy Equipment & Services	3.7%

Utilities		11.4%

Electric Utilities	5.6%

Multi-Utilities	5.3%

Independent Power and Renewable Electricity Producers	0.5%

Information Technology		0.3%

Semiconductors & Semiconductor Equipment	0.3%

Short-Term Investments		0.9%

Cash and Other Assets Less Liabilities		-0.1%

Top Holdings (as a % of Net Assets)

Shell plc (London Stock Exchange)	9.4%

Exxon Mobil Corp.	6.4%

Marathon Petroleum Corp.	5.2%

Williams Cos., Inc. (The)	5.1%

TotalEnergies SE	4.5%

Hess Corp.	4.4%

Coterra Energy, Inc.	4.1%

EQT Corp.	3.8%

Chevron Corp.	3.6%

ONEOK, Inc.	3.6%

Semi-Annual Shareholder Report - June 30, 2025	1	EQ/ Wellington Energy Portfolio (Class IB)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A099-B 158947_B
Semi-Annual Shareholder Report - June 30, 2025	2	EQ/Wellington Energy Portfolio (Class IB)

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Multimanager Aggressive Equity Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$49	0.97%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,815,735,965

Number of Portfolio Holdings	648

Portfolio Turnover Rate	57%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	34.4%

Communication Services	9.3%

Consumer Discretionary	8.3%

Financials	7.9%

Health Care	5.6%

Industrials	5.5%

Consumer Staples	1.0%

Energy	0.2%

Real Estate	0.2%

Materials	0.1%

Utilities	0.1%

Exchange Traded Funds	7.1%

Short-Term Investments	19.1%

Cash and Other Assets Less Liabilities	1.2%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	18.9%

Microsoft Corp.	6.3%

NVIDIA Corp.	6.2%

Apple, Inc.	3.9%

Meta Platforms, Inc., Class A	3.7%

Vanguard Growth ETF	3.6%

Amazon.com, Inc.	3.3%

Broadcom, Inc.	3.2%

Alphabet, Inc., Class A	2.0%

Netflix, Inc.	1.9%

Semi-Annual Shareholder Report - June 30, 2025	1	Multimanager Aggressive Equity Portfolio (Class IA)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A103-A 146406_A
Semi-Annual Shareholder Report - June 30, 2025	2	Multimanager Aggressive Equity Portfolio (Class IA)

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Multimanager Aggressive Equity Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What
were
the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$49	0.97%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

N et Asset s	$1,815,735,965

Number of Portfolio Holdings	648

Portfolio Turnover Rate	57%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	34.4%

Communication Services	9.3%

Consumer Discretionary	8.3%

Financials	7.9%

Health Care	5.6%

Industrials	5.5%

Consumer Staples	1.0%

Energy	0.2%

Real Estate	0.2%

Materials	0.1%

Utilities	0.1%

Exchange Traded Funds	7.1%

Short-Term Investments	19.1%

Cash and Other Assets Less Liabilities	1.2%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	18.9%

Microsoft Corp.	6.3%

NVIDIA Corp.	6.2%

Apple, Inc.	3.9%

Meta Platforms, Inc., Class A	3.7%

Vanguard Growth ETF	3.6%

Amazon.com, Inc.	3.3%

Broadcom, Inc.	3.2%

Alphabet, Inc., Class A	2.0%

Netflix, Inc.	1.9%

Semi-Annual Shareholder Report - June 30, 2025	1	Multimanager Aggressive Equity Portfolio (Class IB)

Additiona
l Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A103-B 146406_B
Semi-Annual Shareholder Report - June 30, 2025	2	Multimanager Aggressive Equity Portfolio (Class IB)

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Multimanager Aggressive Equity Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$37	0.72%

*	Annualized

Portfolio St atistics (as of June 30, 2025)

Net Assets	$1,815,735,965

Number of Portfolio Holdings	648

Portfolio Turnover Rate	57%

What did the Po rtfol io invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	34.4%

Communication Services	9.3%

Consumer Discretionary	8.3%

Financials	7.9%

Health Care	5.6%

Industrials	5.5%

Consumer Staples	1.0%

Energy	0.2%

Real Estate	0.2%

Materials	0.1%

Utilities	0.1%

Exchange Traded Funds	7.1%

Short-Term Investments	19.1%

Cash and Other Assets Less Liabilities	1.2%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	18.9%

Microsoft Corp.	6.3%

NVIDIA Corp.	6.2%

Apple, Inc.	3.9%

Meta Platforms, Inc., Class A	3.7%

Vanguard Growth ETF	3.6%

Amazon.com, Inc.	3.3%

Broadcom, Inc.	3.2%

Alphabet, Inc., Class A	2.0%

Netflix, Inc.	1.9%

Semi-Annual Shareholder Report - June 30, 2025	1	Multimanager Aggressive Equity Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

A103-K 146406_K
Semi-Annual Shareholder Report - June 30, 2025	2	Multimanager Aggressive Equity Portfolio (Class K)

MULTIMANAGER CORE BOND PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Multimanager Core Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$50	0.98%

*	Annualized

Po rtfolio Statistics (as of June 30, 2025)

Net Assets	$797,064,821

Number of Portfolio Holdings	2,786

Portfolio Turnover Rate	123%

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	27.9%

Mortgage-Backed Securities	27.9%

Corporate Bonds	27.7%

Asset-Backed Securities	10.2%

Collateralized Mortgage Obligations	9.7%

Commercial Mortgage-Backed Securities	6.3%

Foreign Government Securities	1.9%

U.S. Government Agency Securities	1.4%

Supranational	0.6%

Municipal Bonds	0.3%

Short-Term Investments	2.1%

Cash and Other Assets Less Liabilities	-16.0%

Semi-Annual Shareholder Report - June 30, 2025	1	Multimanager Core Bond Portfolio (Class IB)

Additional
Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call 1-877-222-2144, or scan the adjacent QR code.

A104-B 146407_B
Semi-Annual Shareholder Report - June 30, 2025	2	Multimanager Core Bond Portfolio (Class IB)

MULTIMANAGER CORE BOND PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Multimanager Core Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.

What
were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$37	0.73%

*	Annualized

P ortfolio Statistics (as of June 30, 2025)

Net Assets	$797,064,821

Number of Portfolio Holdings	2,786

Portfolio Turnover Rate	123%

What did the Portfolio invest in? (as of June 30, 2025)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	27.9%

Mortgage-Backed Securities	27.9%

Corporate Bonds	27.7%

Asset-Backed Securities	10.2%

Collateralized Mortgage Obligations	9.7%

Commercial Mortgage-Backed Securities	6.3%

Foreign Government Securities	1.9%

U.S. Government Agency Securities	1.4%

Supranational	0.6%

Municipal Bonds	0.3%

Short-Term Investments	2.1%

Cash and Other Assets Less Liabilities	-16.0%

Semi-Annual Shareholder Report - June 30, 2025	1	Multimanager Core Bond Portfolio (Class K)

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A104-K 146407_K
Semi-Annual Shareholder Report - June 30, 2025	2	Multimanager Core Bond Portfolio (Class K)

MULTIMANAGER TECHNOLOGY PORTFOLIO (CLASS IB)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Multimanager Technology Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.
This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$61	1.17%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,927,402,851

Number of Portfolio Holdings	360

Portfolio Turnover Rate	21%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	51.3%

Communication Services	11.4%

Consumer Discretionary	2.8%

Financials	1.7%

Industrials	1.1%

Real Estate	0.4%

Energy	0.3%

Consumer Staples	0.0%	#

Exchange Traded Fundss	30.4%

Short-Term Investments	3.3%

Cash and Other Assets Less Liabilities	-2.7%

Top Holdings (as a % of Net Assets)

iShares Expanded Tech Sector ETF	10.2%

Vanguard Information Technology ETF	10.2%

Technology Select Sector SPDR Fund	10.1%

Microsoft Corp.	5.8%

NVIDIA Corp.	4.8%

Meta Platforms, Inc., Class A	4.6%

Alphabet, Inc., Class A	4.4%

Apple, Inc.	4.1%

Taiwan Semiconductor Manufacturing Co. Ltd.	2.8%

Broadcom, Inc.	2.7%
#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2025	1	Multimanager Technology Portfolio (Class IB)

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IB shares was lowered from 1.18% to 1.17%. The expense limit includes amounts payable pursuant to Rule 12b-1 under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.
This change is intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling 1-877-222-2144.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A105-B 146416_B
Semi-Annual Shareholder Report - June 30, 2025	2	Multimanager Technology Portfolio (Class IB)

MULTIMANAGER TECHNOLOGY PORTFOLIO (CLASS K)

Semi-Annual Shareholder Report - June 30, 2025
EQ Advisors Trust
This semi-annual shareholder report contains important information about the Multimanager Technology Portfolio (the “Portfolio”) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at
1-877-222-2144.
This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$48	0.92%

*	Annualized

Portfolio Statistics (as of June 30, 2025)

Net Assets	$1,927,402,851

Number of Portfolio Holdings	360

Portfolio Turnover Rate	21%

What did the Portfolio invest in? (as of June 30, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	51.3%

Communication Services	11.4%

Consumer Discretionary	2.8%

Financials	1.7%

Industrials	1.1%

Real Estate	0.4%

Energy	0.3%

Consumer Staples	0.0%	#

Exchange Traded Funds	30.4%

Short-Term Investments	3.3%

Cash and Other Assets Less Liabilities	-2.7%

Top Holdings (as a % of Net Assets)

iShares Expanded Tech Sector ETF	10.2%

Vanguard Information Technology ETF	10.2%

Technology Select Sector SPDR Fund	10.1%

Microsoft Corp.	5.8%

NVIDIA Corp.	4.8%

Meta Platforms, Inc., Class A	4.6%

Alphabet, Inc., Class A	4.4%

Apple, Inc.	4.1%

Taiwan Semiconductor Manufacturing Co. Ltd.	2.8%

Broadcom, Inc.	2.7%
#	Less than 0.05%

Semi-Annual Shareholder Report - June 30, 2025	1	Multimanager Technology Portfolio (Class K)

Material
Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class K shares was lowered from 0.93% to 0.92%. The expense limit excludes certain expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.
This change is intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com/AllPortfolios.aspx or upon request by calling 1-877-222-2144.

Additional Information

For additional information about the Portfolio, including its prospectus, financial statements, portfolio holdings, and proxy voting information, visit https://equitable-funds.com/AllPortfolios.aspx, call
1-877-222-2144,
or scan the adjacent QR code.

A105-K 146416_K
Semi-Annual Shareholder Report - June 30, 2025	2	Multimanager Technology Portfolio (Class K)

Item 1(b):

Not applicable.

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

EQ Advisors Trust

Semi-Annual Financial Statements

and Additional Information

June 30, 2025

EQ Advisors Trust Semi-Annual Report

June 30, 2025

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (6.6%)
Invesco DB Precious Metals Fund‡	161,590	$12,141,873
iShares Gold Trust*	283,500	17,679,060

Total Commodity		29,820,933

Equity (4.3%)
iShares China Large-Cap ETF (x)	67,185	2,469,721
iShares MSCI EAFE Small-Cap ETF	106,370	7,730,972
SPDR S&P Emerging Asia Pacific ETF (x)	15,550	1,965,484
SPDR S&P Emerging Markets SmallCap ETF	37,945	2,353,728
Vanguard Global ex-U.S. Real Estate ETF (x)	101,100	4,665,765

Total Equity		19,185,670

Fixed Income (2.1%)
iShares JP Morgan USD Emerging Markets Bond ETF (x)	100,960	9,350,915

Total Exchange Traded Funds (13.0%) (Cost $35,636,316)		58,357,518

INVESTMENT COMPANIES:
Alternatives (13.4%)
1290 VT Convertible Securities Portfolio‡	1,274,988	13,350,182
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	1,797,470	24,060,081
1290 VT Natural Resources Portfolio‡	670,832	6,502,419
1290 VT Real Estate Portfolio‡	2,700,794	16,329,822

Total Alternatives		60,242,504

Equity (54.2%)
1290 Avantis® U.S. Large Cap Growth Fund‡	512,251	9,973,528
1290 VT Equity Income Portfolio‡	1,856,954	9,449,790
1290 VT GAMCO Small Company Value Portfolio‡	360,613	26,794,815
1290 VT SmartBeta Equity ESG Portfolio‡	557,833	11,278,113
EQ/AB Small Cap Growth Portfolio‡	1,710,178	29,644,214
EQ/Emerging Markets Equity PLUS Portfolio‡	955,155	9,865,775
EQ/International Equity Index Portfolio‡	915,599	11,987,955
EQ/Invesco Comstock Portfolio‡	783,681	17,455,058
EQ/Janus Enterprise Portfolio‡	200,531	4,687,385
EQ/JPMorgan Growth Stock Portfolio*‡	253,785	20,601,602
EQ/JPMorgan Value Opportunities Portfolio‡	824,430	16,581,687
EQ/Loomis Sayles Growth Portfolio*‡	1,805,904	23,009,016
EQ/MFS International Growth Portfolio‡	4,368,437	37,335,290
EQ/Value Equity Portfolio‡	650,287	15,397,081

Total Equity		244,061,309

Fixed Income (18.7%)
1290 Diversified Bond Fund‡	873,001	7,315,749
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,068,496	9,391,158
1290 VT High Yield Bond Portfolio‡	1,415,723	13,099,583
EQ/Core Plus Bond Portfolio‡	5,558,979	19,523,720
EQ/Intermediate Government Bond Portfolio‡	401,873	3,947,431
EQ/PIMCO Global Real Return Portfolio‡	1,988,597	15,339,634
EQ/PIMCO Ultra Short Bond Portfolio‡	738,653	7,431,048
Multimanager Core Bond Portfolio‡	914,420	7,930,458

Total Fixed Income		83,978,781

Total Investment Companies (86.3%) (Cost $367,017,587)		388,282,594

SHORT-TERM INVESTMENTS:
Investment Companies (2.8%)
Allspring Government Money Market Fund, Select Shares 4.26% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	9,454,085	9,454,085
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	1,009,557	1,009,759

Total Investment Companies		12,463,844

Total Short-Term Investments (2.8%) (Cost $12,463,839)		12,463,844

Total Investments in Securities (102.1%) (Cost $415,117,742)		459,103,956
Other Assets Less Liabilities (-2.1%)		(9,331,058)

Net Assets (100%)		$449,772,898

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $12,701,285. This was collateralized by $1,460,122 of various U.S. Government Treasury Securities, ranging from 3.875% – 4.625%, maturing 3/31/27 – 2/15/35 and by cash of $11,454,085 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis® U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Commodity
Invesco DB Precious Metals Fund	161,590	16,979,501	—	(8,515,166)	3,219,012	458,526	12,141,873	—	—
INVESTMENT COMPANIES:
Alternatives
1290 VT Convertible Securities Portfolio	1,274,988	13,102,715	92,528	(718,705)	(18,209)	891,853	13,350,182	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	1,797,470	23,913,959	171,838	(1,334,738)	10,177	1,298,845	24,060,081	—	—
1290 VT Natural Resources Portfolio	670,832	5,812,830	602,874	(410,689)	(5,209)	502,613	6,502,419	—	—
1290 VT Real Estate Portfolio	2,700,794	15,497,126	768,964	(924,049)	2,085	985,696	16,329,822	—	—
Equity
1290 Avantis® U.S. Large Cap Growth Fund	512,251	9,726,310	259,483	(462,025)	30,436	419,324	9,973,528	—	—
1290 VT Equity Income Portfolio	1,856,954	9,246,732	59,482	(462,025)	2,422	603,179	9,449,790	—	—
1290 VT GAMCO Small Company Value Portfolio	360,613	27,338,080	191,664	(1,488,746)	(30,244)	784,061	26,794,815	—	—
1290 VT SmartBeta Equity ESG Portfolio	557,833	10,945,774	79,309	(616,033)	473	868,590	11,278,113	—	—
EQ/AB Small Cap Growth Portfolio	1,710,178	29,242,279	2,418,102	(1,694,090)	(73,785)	(248,292)	29,644,214	—	—
EQ/Emerging Markets Equity PLUS Portfolio	955,155	8,973,713	66,092	(513,361)	2,212	1,337,119	9,865,775	—	—
EQ/International Equity Index Portfolio	915,599	10,503,510	79,310	(616,033)	66,833	1,954,335	11,987,955	—	—
EQ/Invesco Comstock Portfolio	783,681	16,987,351	112,355	(872,713)	(11,751)	1,239,816	17,455,058	—	—
EQ/Janus Enterprise Portfolio	200,531	4,704,854	26,436	(205,344)	170	161,269	4,687,385	—	—
EQ/JPMorgan Growth Stock Portfolio*	253,785	20,278,441	125,572	(975,385)	(13,714)	1,186,688	20,601,602	—	—
EQ/JPMorgan Value Opportunities Portfolio	824,430	16,687,907	112,355	(872,713)	2,121	652,017	16,581,687	—	—
EQ/Loomis Sayles Growth Portfolio*	1,805,904	21,922,997	125,573	(975,385)	(6,189)	1,942,020	23,009,016	—	—
EQ/MFS International Growth Portfolio	4,368,437	33,912,247	237,929	(1,848,099)	1,735	5,031,478	37,335,290	—	—
EQ/Value Equity Portfolio	650,287	14,563,124	912,355	(872,713)	(4,318)	798,633	15,397,081	—	—
Fixed Income
1290 Diversified Bond Fund	873,001	7,115,506	371,770	(410,689)	(2,896)	242,058	7,315,749	318,896	—
1290 VT DoubleLine Opportunistic Bond Portfolio	1,068,496	9,463,729	66,091	(513,361)	3,076	371,623	9,391,158	—	—
1290 VT High Yield Bond Portfolio	1,415,723	13,121,838	92,527	(718,705)	5,100	598,823	13,099,583	—	—
EQ/Core Plus Bond Portfolio	5,558,979	19,266,232	125,574	(975,385)	(32,022)	1,139,321	19,523,720	—	—
EQ/Intermediate Government Bond Portfolio	401,873	4,034,402	33,045	(256,680)	3,611	133,053	3,947,431	—	—
EQ/PIMCO Global Real Return Portfolio	1,988,597	15,049,417	668,965	(924,049)	(7,690)	552,991	15,339,634	—	—
EQ/PIMCO Ultra Short Bond Portfolio	738,653	7,662,534	59,482	(462,025)	(27)	171,084	7,431,048	—	—
Multimanager Core Bond Portfolio	914,420	7,990,133	165,507	(410,689)	3,775	181,732	7,930,458	138,780	—

Total		394,043,241	8,025,182	(29,049,595)	3,147,184	24,258,455	400,424,467	457,676	—

*	Non-income producing.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$58,357,518	$—	$—	$58,357,518
Investment Companies
Investment Companies	17,289,277	370,993,317	—	388,282,594
Short-Term Investments
Investment Companies	12,463,844	—	—	12,463,844

Total Assets	$88,110,639	$370,993,317	$—	$459,103,956

Total Liabilities	$—	$—	$—	$—

Total	$88,110,639	$370,993,317	$—	$459,103,956

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$8,459,199
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$29,049,596

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,197,114
Aggregate gross unrealized depreciation	(28,200,444)

Net unrealized appreciation	$38,996,670

Federal income tax cost of investments in securities and derivative instruments, if applicable	$420,107,286

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $373,297,321)	$400,424,467
Unaffiliated Issuers (Cost $41,820,421)	58,679,489
Cash	2,320,514
Receivable for securities sold	327,288
Receivable for Portfolio shares sold	45,054
Dividends, interest and other receivables	37,901
Securities lending income receivable	3,204
Other assets	4,778

Total assets	461,842,695

LIABILITIES
Payable for return of collateral on securities loaned	11,454,085
Payable for Portfolio shares repurchased	322,022
Distribution fees payable – Class IB	90,122
Administrative fees payable	43,452
Investment management fees payable	36,300
Trustees’ fees payable	83
Accrued expenses	123,733

Total liabilities	12,069,797

Commitments and contingent liabilities^
NET ASSETS	$449,772,898

Net assets were comprised of:
Paid in capital	$392,846,198
Total distributable earnings (loss)	56,926,700

Net assets	$449,772,898

Class IB
Net asset value, offering and redemption price per share, $446,578,668 / 22,024,214 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.28

Class K
Net asset value, offering and redemption price per share, $3,194,230 / 158,463 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.16

(x) Includes value of securities on loan of $12,701,285.
^ See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends ($457,676 of dividend income received from affiliates)	$852,607
Interest	46,533
Securities lending (net)	60,426

Total income	959,566

EXPENSES
Distribution fees – Class IB	535,000
Administrative fees	268,548
Investment management fees	215,517
Custodian fees	85,492
Professional fees	27,604
Printing and mailing expenses	20,047
Trustees’ fees	7,204
Miscellaneous	3,667

Total expenses	1,163,079

NET INVESTMENT INCOME (LOSS)	(203,513)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($3,147,184 realized gain (loss) from affiliates)	3,147,310
Net change in unrealized appreciation (depreciation) on investments in securities ($24,258,455 of change in unrealized appreciation (depreciation) from affiliates)	30,886,563

NET REALIZED AND UNREALIZED GAIN (LOSS)	34,033,873

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,830,360

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(203,513)	$6,237,124
Net realized gain (loss)	3,147,310	20,084,043
Net change in unrealized appreciation (depreciation)	30,886,563	22,200,902

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	33,830,360	48,522,069

Distributions to shareholders:
Class IB	—	(21,514,550)
Class K	—	(158,119)

Total distributions to shareholders	—	(21,672,669)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 24,471 shares, respectively ]	—	438,250
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (2,864,057) shares, respectively ]	—	(53,276,033)
Capital shares repurchased [ 0 and (218,369) shares, respectively ]	—	(3,957,507)

Total Class IA transactions	—	(56,795,290)

Class IB
Capital shares sold [ 568,559 and 923,893 shares, respectively ]	11,004,611	17,333,667
Capital shares issued in connection with share class combination (Note 1) [ 0 and 2,852,201 shares, respectively ]	—	53,276,033
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,121,604 shares, respectively ]	—	21,514,550
Capital shares repurchased [ (1,577,899) and (3,923,271) shares, respectively ]	(30,289,579)	(74,781,406)

Total Class IB transactions	(19,284,968)	17,342,844

Class K
Capital shares sold [ 15,771 and 40,155 shares, respectively ]	304,721	750,017
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,307 shares, respectively ]	—	158,119
Capital shares repurchased [ (23,914) and (21,976) shares, respectively ]	(453,560)	(404,283)

Total Class K transactions	(148,839)	503,853

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(19,433,807)	(38,948,593)

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,396,553	(12,099,193)
NET ASSETS:
Beginning of period	435,376,345	447,475,538

End of period	$449,772,898	$435,376,345

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023		2022		2021		2020
Net asset value, beginning of period	$18.77		$17.73		$16.10		$20.69		$22.38		$20.92

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.28		0.20		0.22		0.26		0.20
Net realized and unrealized gain (loss)	1.52		1.71		2.04		(3.25)		2.09		2.32

Total from investment operations	1.51		1.99		2.24		(3.03)		2.35		2.52

Less distributions:
Dividends from net investment income	—		(0.44)		(0.28)		(0.23)		(0.85)		(0.32)
Distributions from net realized gains	—		(0.51)		(0.33)		(1.33)		(3.19)		(0.74)

Total dividends and distributions	—		(0.95)		(0.61)		(1.56)		(4.04)		(1.06)

Net asset value, end of period	$20.28		$18.77		$17.73		$16.10		$20.69		$22.38

Total return (b)	8.04%		11.16%		14.15%		(14.46)%		10.92%		12.29%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$446,579		$432,272		$391,027		$373,194		$454,964		$432,637
Ratio of expenses to average net assets:
After waivers (a)(f)	0.54	%(j)	0.54	%(k)	0.55	%(m)	0.53	%(n)	0.53	%(n)	0.54	%(o)
Before waivers (a)(f)	0.54%		0.54%		0.55%		0.53%		0.53%		0.55%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.10)%		1.48%		1.18%		1.23%		1.12%		0.96%
Before waivers (a)(f)(x)	(0.10)%		1.48%		1.18%		1.23%		1.12%		0.95%
Portfolio turnover rate^	2	%(z)	12%		10%		15%		14%		79	%(aa)

Class K	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023		2022		2021		2020
Net asset value, beginning of period	$18.63		$17.60		$15.99		$20.56		$22.26		$20.81

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.02	†	0.35		0.23		0.28		0.32		0.15
Net realized and unrealized gain (loss)	1.51		1.68		2.04		(3.25)		2.07		2.41

Total from investment operations	1.53		2.03		2.27		(2.97)		2.39		2.56

Less distributions:
Dividends from net investment income	—		(0.49)		(0.33)		(0.27)		(0.90)		(0.37)
Distributions from net realized gains	—		(0.51)		(0.33)		(1.33)		(3.19)		(0.74)

Total dividends and distributions	—		(1.00)		(0.66)		(1.60)		(4.09)		(1.11)

Net asset value, end of period	$20.16		$18.63		$17.60		$15.99		$20.56		$22.26

Total return (b)	8.21%		11.46%		14.39%		(14.24)%		11.21%		12.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,194		$3,104		$2,467		$2,332		$2,530		$2,201
Ratio of expenses to average net assets:
After waivers (a)(f)	0.29	%(j)	0.29	%(k)	0.30	%(m)	0.28	%(n)	0.28	%(n)	0.30	%(o)
Before waivers (a)(f)	0.29%		0.29%		0.30%		0.28%		0.28%		0.30%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.16%		1.87%		1.37%		1.57%		1.37%		0.74%
Before waivers (a)(f)(x)	0.16%		1.87%		1.37%		1.57%		1.37%		0.74%
Portfolio turnover rate^	2	%(z)	12%		10%		15%		14%		79	%(aa)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.22% for Class IB and 0.97% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.23% for Class IB and 0.98% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.24% for Class IB and 0.99% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.21% for Class IB and 0.96% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class IB and 1.00% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)

The portfolio turnover rate calculation includes purchases and sales made as a result of implementing a tax planning strategy. Excluding such transactions, the portfolio turnover rate would have been 19%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (10.7%)
EQ/2000 Managed Volatility Portfolio‡	2,326,761	$44,178,764
EQ/400 Managed Volatility Portfolio‡	407,002	9,259,960
EQ/500 Managed Volatility Portfolio‡	4,045,855	128,665,742
EQ/International Managed Volatility Portfolio‡	1,837,474	29,514,907

Total Equity		211,619,373

Fixed Income (89.6%)
EQ/Intermediate Corporate Bond Portfolio‡	18,273,788	189,447,145
EQ/Intermediate Government Bond Portfolio‡	134,629,635	1,322,410,258
EQ/Long-Term Bond Portfolio‡	39,270,476	266,196,408

Total Fixed Income		1,778,053,811

Total Investments in Securities (100.3%) (Cost $1,949,805,325)		1,989,673,184
Other Assets Less Liabilities (-0.3%)		(6,082,206)

Net Assets (100%)		$1,983,590,978

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	2,326,761	41,145,088	13,971,020	(10,323,035)	227,391	(841,700)	44,178,764	—	—
EQ/400 Managed Volatility Portfolio	407,002	6,993,613	2,927,102	(712,303)	1,184	50,364	9,259,960	—	—
EQ/500 Managed Volatility Portfolio	4,045,855	116,116,979	29,977,551	(23,107,588)	(321,218)	6,000,018	128,665,742	—	—
EQ/International Managed Volatility Portfolio	1,837,474	23,791,068	7,862,611	(6,473,821)	331,808	4,003,241	29,514,907	—	—
Fixed Income
EQ/Intermediate Corporate Bond Portfolio	18,273,788	187,844,983	33,375,672	(41,442,927)	162,201	9,507,216	189,447,145	—	—
EQ/Intermediate Government Bond Portfolio	134,629,635	1,215,164,665	253,963,348	(190,897,347)	261,021	43,918,571	1,322,410,258	—	—
EQ/Long-Term Bond Portfolio	39,270,476	241,393,768	55,263,510	(38,464,391)	16,474	7,987,047	266,196,408	—	—

Total		1,832,450,164	397,340,814	(311,421,412)	678,861	70,624,757	1,989,673,184	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,989,673,184	$—	$1,989,673,184

Total Assets	$—	$1,989,673,184	$—	$1,989,673,184

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,989,673,184	$—	$1,989,673,184

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$397,340,814
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$311,421,412

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$74,919,039
Aggregate gross unrealized depreciation	(36,549,224)

Net unrealized appreciation	$38,369,815

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,951,303,369

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $1,949,805,325)	$1,989,673,184
Receivable for securities sold	3,676,878
Other assets	33,325

Total assets	1,993,383,387

LIABILITIES
Payable for Portfolio shares repurchased	5,163,386
Overdraft payable	3,581,703
Distribution fees payable – Class IB	410,828
Investment management fees payable	212,870
Administrative fees payable	198,677
Accrued expenses	224,945

Total liabilities	9,792,409

Commitments and contingent liabilities^
NET ASSETS	$1,983,590,978

Net assets were comprised of:
Paid in capital	$1,930,538,357
Total distributable earnings (loss)	53,052,621

Net assets	$1,983,590,978

Class IB
Net asset value, offering and redemption price per share, $1,983,590,978 / 217,639,873 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.11

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest	$62,042

Total income	62,042

EXPENSES
Distribution fees – Class IB	2,438,295
Administrative fees	1,217,564
Investment management fees	939,049
Custodian fees	150,552
Printing and mailing expenses	71,953
Professional fees	59,793
Recoupment fees	54,712
Trustees’ fees	31,515
Miscellaneous	16,770

Total expenses	4,980,203

NET INVESTMENT INCOME (LOSS)	(4,918,161)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	678,861
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	70,624,757

NET REALIZED AND UNREALIZED GAIN (LOSS)	71,303,618

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$66,385,457

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(4,918,161)	$45,366,263
Net realized gain (loss)	678,861	47,270,921
Net change in unrealized appreciation (depreciation)	70,624,757	(32,969,291)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	66,385,457	59,667,893

Distributions to shareholders:
Class IB	—	(85,367,094)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 43,690,895 and 32,663,807 shares, respectively ]	387,320,561	293,197,008
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,597,952 shares, respectively ]	—	85,367,094
Capital shares repurchased [ (33,683,586) and (85,217,690) shares, respectively ]	(301,260,855)	(777,926,998)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	86,059,706	(399,362,896)

TOTAL INCREASE (DECREASE) IN NET ASSETS	152,445,163	(425,062,097)
NET ASSETS:
Beginning of period	1,831,145,815	2,256,207,912

End of period	$1,983,590,978	$1,831,145,815

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023		2022		2021		2020
Net asset value, beginning of period	$8.82		$9.00		$8.66		$9.68		$10.06		$9.96

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.21		0.19		0.11		0.05		0.05
Net realized and unrealized gain (loss)	0.31		0.04		0.40		(0.99)		(0.05)		0.51

Total from investment operations	0.29		0.25		0.59		(0.88)		—	#	0.56

Less distributions:
Dividends from net investment income	—		(0.25)		(0.21)		(0.08)		(0.07)		(0.10)
Distributions from net realized gains	—		(0.18)		(0.04)		(0.06)		(0.31)		(0.36)

Total dividends and distributions	—		(0.43)		(0.25)		(0.14)		(0.38)		(0.46)

Net asset value, end of period	$9.11		$8.82		$9.00		$8.66		$9.68		$10.06

Total return (b)	3.29%		2.81%		6.80%		(9.09)%		0.02%		5.68%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,983,591		$1,831,146		$2,256,208		$2,437,281		$932,729		$1,015,869
Ratio of expenses to average net assets:
After waivers (a)(f)	0.51	%(j)	0.51	%(j)	0.51	%(j)	0.49	%(k)	0.49	%(j)	0.51	%(o)
Before waivers (a)(f)	0.51%		0.51%		0.52%		0.49%		0.49%		0.51%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.50)%		2.27%		2.14%		1.18%		0.49%		0.48%
Before waivers (a)(f)(x)	(0.50)%		2.27%		2.14%		1.18%		0.49%		0.48%
Portfolio turnover rate^	16	%(z)	21%		74%		60%		26%		175%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.91% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.90% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.7%)
EQ/2000 Managed Volatility Portfolio‡	1,234,441	$23,438,623
EQ/400 Managed Volatility Portfolio‡	239,852	5,457,021
EQ/500 Managed Volatility Portfolio‡	2,140,267	68,064,493
EQ/International Managed Volatility Portfolio‡	969,468	15,572,325

Total Equity		112,532,462

Fixed Income (79.4%)
EQ/AB Short Duration Government Bond Portfolio‡	3,746,075	37,804,661
EQ/Core Bond Index Portfolio‡	17,552,800	167,898,013
EQ/Intermediate Corporate Bond Portfolio‡	8,214,571	85,161,713
EQ/Intermediate Government Bond Portfolio‡	8,958,307	87,993,676
EQ/Long-Term Bond Portfolio‡	7,608,778	51,576,389

Total Fixed Income		430,434,452

Total Investments in Securities (100.1%) (Cost $525,209,187)		542,966,914
Other Assets Less Liabilities (-0.1%)		(543,427)

Net Assets (100%)		$542,423,487

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	1,234,441	24,173,265	4,634,284	(4,764,517)	150,679	(755,088)	23,438,623	—	—
EQ/400 Managed Volatility Portfolio	239,852	6,005,845	383,175	(747,670)	(267)	(184,062)	5,457,021	—	—
EQ/500 Managed Volatility Portfolio	2,140,267	69,477,410	6,938,096	(10,472,044)	(86,349)	2,207,380	68,064,493	—	—
EQ/International Managed Volatility Portfolio	969,468	14,646,898	1,749,524	(3,043,011)	297,305	1,921,609	15,572,325	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	3,746,075	40,157,053	1,982,224	(5,233,693)	403	898,674	37,804,661	—	—
EQ/Core Bond Index Portfolio	17,552,800	175,433,619	8,636,826	(22,803,946)	(914,562)	7,546,076	167,898,013	—	—
EQ/Intermediate Corporate Bond Portfolio	8,214,571	88,117,687	4,389,207	(11,588,891)	30,154	4,213,556	85,161,713	—	—
EQ/Intermediate Government Bond Portfolio	8,958,307	99,867,729	4,389,207	(19,488,891)	(1,045,548)	4,271,179	87,993,676	—	—
EQ/Long-Term Bond Portfolio	7,608,778	51,417,326	6,814,921	(8,224,374)	(230,673)	1,799,189	51,576,389	—	—

Total		569,296,832	39,917,464	(86,367,037)	(1,798,858)	21,918,513	542,966,914	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$542,966,914	$—	$542,966,914

Total Assets	$—	$542,966,914	$—	$542,966,914

Total Liabilities	$—	$—	$—	$—

Total	$—	$542,966,914	$—	$542,966,914

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$39,917,464
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$86,367,037

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58,633,757
Aggregate gross unrealized depreciation	(41,622,692)

Net unrealized appreciation	$17,011,065

Federal income tax cost of investments in securities and derivative instruments, if applicable	$525,955,849

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $525,209,187)	$542,966,914
Cash	510,076
Receivable for Portfolio shares sold	200,359
Dividends, interest and other receivables	1,449
Other assets	5,982

Total assets	543,684,780

LIABILITIES
Payable for Portfolio shares repurchased	937,662
Distribution fees payable – Class IB	110,404
Payable for securities purchased	75,965
Administrative fees payable	52,773
Investment management fees payable	45,558
Accrued expenses	38,931

Total liabilities	1,261,293

Commitments and contingent liabilities^
NET ASSETS	$542,423,487

Net assets were comprised of:
Paid in capital	$514,462,350
Total distributable earnings (loss)	27,961,137

Net assets	$542,423,487

Class IB
Net asset value, offering and redemption price per share, $542,423,487 / 45,740,589 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.86

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest	$8,302

Total income	8,302

EXPENSES
Distribution fees – Class IB	676,196
Administrative fees	337,003
Investment management fees	270,476
Custodian fees	38,758
Professional fees	30,619
Printing and mailing expenses	22,724
Trustees’ fees	9,142
Recoupment fees	8,374
Miscellaneous	5,119

Total expenses	1,398,411

NET INVESTMENT INCOME (LOSS)	(1,390,109)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	(1,798,858)
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	21,918,513

NET REALIZED AND UNREALIZED GAIN (LOSS)	20,119,655

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,729,546

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,390,109)	$14,821,633
Net realized gain (loss)	(1,798,858)	26,570,605
Net change in unrealized appreciation (depreciation)	21,918,513	(13,652,141)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,729,546	27,740,097

Distributions to shareholders:
Class IB	—	(23,413,538)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 5,410,760 and 11,824,413 shares, respectively ]	62,573,770	138,890,251
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,042,211 shares, respectively ]	—	23,413,538
Capital shares repurchased [ (9,352,535) and (17,975,431) shares, respectively ]	(107,854,646)	(210,542,195)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(45,280,876)	(48,238,406)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(26,551,330)	(43,911,847)
NET ASSETS:
Beginning of period	568,974,817	612,886,664

End of period	$542,423,487	$568,974,817

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022		2021		2020
Net asset value, beginning of period	$11.45		$11.39		$10.72		$12.72		$12.95		$12.36

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.29		0.18		0.11		0.07		0.13
Net realized and unrealized gain (loss)	0.44		0.26		0.70		(1.67)		0.25		0.77

Total from investment operations	0.41		0.55		0.88		(1.56)		0.32		0.90

Less distributions:
Dividends from net investment income	—		(0.36)		(0.19)		(0.12)		(0.14)		(0.19)
Distributions from net realized gains	—		(0.13)		(0.02)		(0.32)		(0.41)		(0.12)

Total dividends and distributions	—		(0.49)		(0.21)		(0.44)		(0.55)		(0.31)

Net asset value, end of period	$11.86		$11.45		$11.39		$10.72		$12.72		$12.95

Total return (b)	3.58%		4.80%		8.23%		(12.26)%		2.50%		7.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$542,423		$568,975		$612,887		$618,222		$837,813		$908,213
Ratio of expenses to average net assets:
After waivers (a)(f)	0.52	%(j)	0.51	%(j)	0.52	%(k)	0.50	%(j)	0.50	%(k)	0.49	%(k)
Before waivers (a)(f)	0.52%		0.51%		0.52%		0.50%		0.50%		0.50%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.51)%		2.49%		1.59%		0.91%		0.56%		1.00%
Before waivers (a)(f)(x)	(0.51)%		2.49%		1.59%		0.91%		0.56%		0.99%
Portfolio turnover rate^	7	%(z)	20%		30%		17%		27%		23%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.94% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (40.8%)
EQ/2000 Managed Volatility Portfolio‡	5,049,461	$95,875,322
EQ/400 Managed Volatility Portfolio‡	752,561	17,121,972
EQ/500 Managed Volatility Portfolio‡	8,248,783	262,326,715
EQ/International Managed Volatility Portfolio‡	3,746,051	60,171,912

Total Equity		435,495,921

Fixed Income (59.2%)
EQ/AB Short Duration Government Bond Portfolio‡	5,717,393	57,698,818
EQ/Core Bond Index Portfolio‡	24,258,013	232,035,465
EQ/Intermediate Corporate Bond Portfolio‡	11,267,844	116,815,453
EQ/Intermediate Government Bond Portfolio‡	12,004,610	117,916,229
EQ/Long-Term Bond Portfolio‡	15,727,608	106,610,189

Total Fixed Income		631,076,154

Total Investments in Securities (100.0%) (Cost $928,639,227)		1,066,572,075
Other Assets Less Liabilities (0.0%)†		200,196

Net Assets (100%)		$1,066,772,271

†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	5,049,461	104,707,363	10,301,610	(15,211,813)	(28,695)	(3,893,143)	95,875,322	—	—
EQ/400 Managed Volatility Portfolio	752,561	18,816,315	916,935	(2,035,302)	(23,104)	(552,872)	17,121,972	—	—
EQ/500 Managed Volatility Portfolio	8,248,783	269,576,501	18,570,966	(33,364,835)	(640,474)	8,184,557	262,326,715	—	—
EQ/International Managed Volatility Portfolio	3,746,051	58,384,970	2,867,742	(9,641,209)	1,270,252	7,290,157	60,171,912	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	5,717,393	63,614,124	928,763	(8,246,108)	(2,798)	1,404,837	57,698,818	—	—
EQ/Core Bond Index Portfolio	24,258,013	250,740,504	6,676,072	(34,739,331)	(494,131)	9,852,351	232,035,465	—	—
EQ/Intermediate Corporate Bond Portfolio	11,267,844	126,634,899	857,525	(16,592,216)	41,032	5,874,213	116,815,453	—	—
EQ/Intermediate Government Bond Portfolio	12,004,610	132,336,293	4,657,524	(23,342,216)	(1,434,897)	5,699,525	117,916,229	—	—
EQ/Long-Term Bond Portfolio	15,727,608	107,078,423	7,618,546	(11,447,115)	(309,079)	3,669,414	106,610,189	—	—

Total		1,131,889,392	53,395,683	(154,620,145)	(1,621,894)	37,529,039	1,066,572,075	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,066,572,075	$—	$1,066,572,075

Total Assets	$—	$1,066,572,075	$—	$1,066,572,075

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,066,572,075	$—	$1,066,572,075

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$53,395,683
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$154,620,145

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$199,828,226
Aggregate gross unrealized depreciation	(64,269,896)

Net unrealized appreciation	$135,558,330

Federal income tax cost of investments in securities and derivative instruments, if applicable	$931,013,745

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $928,639,227)	$1,066,572,075
Cash	764,207
Receivable for Portfolio shares sold	578,093
Receivable for securities sold	43,413
Dividends, interest and other receivables	2,167
Other assets	11,526

Total assets	1,067,971,481

LIABILITIES
Payable for Portfolio shares repurchased	756,190
Distribution fees payable – Class IB	215,498
Administrative fees payable	102,790
Investment management fees payable	85,900
Accrued expenses	38,832

Total liabilities	1,199,210

Commitments and contingent liabilities^
NET ASSETS	$1,066,772,271

Net assets were comprised of:
Paid in capital	$886,752,215
Total distributable earnings (loss)	180,020,056

Net assets	$1,066,772,271

Class IB
Net asset value, offering and redemption price per share, $1,066,772,271 / 75,191,181 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.19

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest	$7,355

Total income	7,355

EXPENSES
Distribution fees – Class IB	1,327,831
Administrative fees	661,536
Investment management fees	528,485
Professional fees	41,241
Printing and mailing expenses	40,811
Custodian fees	31,017
Trustees’ fees	18,040
Miscellaneous	8,760

Total expenses	2,657,721

NET INVESTMENT INCOME (LOSS)	(2,650,366)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	(1,621,894)
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	37,529,039

NET REALIZED AND UNREALIZED GAIN (LOSS)	35,907,145

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,256,779

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,650,366)	$25,505,025
Net realized gain (loss)	(1,621,894)	86,481,441
Net change in unrealized appreciation (depreciation)	37,529,039	(27,662,373)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	33,256,779	84,324,093

Distributions to shareholders:
Class IB	—	(71,108,419)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 3,399,387 and 8,673,604 shares, respectively ]	46,867,544	123,090,240
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,127,250 shares, respectively ]	—	71,108,419
Capital shares repurchased [ (10,629,315) and (16,028,564) shares , respectively]	(145,430,990)	(226,514,272)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(98,563,446)	(32,315,613)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(65,306,667)	(19,099,939)
NET ASSETS:
Beginning of period	1,132,078,938	1,151,178,877

End of period	$1,066,772,271	$1,132,078,938

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022		2021		2020
Net asset value, beginning of period	$13.74		$13.60		$12.55		$15.72		$15.67		$14.83

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.31		0.20		0.12		0.09		0.13
Net realized and unrealized gain (loss)	0.48		0.74		1.24		(2.40)		1.01		1.33

Total from investment operations	0.45		1.05		1.44		(2.28)		1.10		1.46

Less distributions:
Dividends from net investment income	—		(0.40)		(0.21)		(0.13)		(0.25)		(0.25)
Distributions from net realized gains	—		(0.51)		(0.18)		(0.76)		(0.80)		(0.37)

Total dividends and distributions	—		(0.91)		(0.39)		(0.89)		(1.05)		(0.62)

Net asset value, end of period	$14.19		$13.74		$13.60		$12.55		$15.72		$15.67

Total return (b)	3.28%		7.66%		11.55%		(14.46)%		7.08%		9.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,066,772		$1,132,079		$1,151,179		$1,106,575		$1,595,539		$1,602,539
Ratio of expenses to average net assets (a)(f)	0.50	%(j)	0.50	%(j)	0.50	%(j)	0.49	%(k)	0.48	%(o)	0.50	%(jj)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.50)%		2.21%		1.49%		0.84%		0.57%		0.87%
Portfolio turnover rate^	5	%(z)	16%		26%		16%		22%		28%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.97% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.96% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.95% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.99% for Class IB.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (50.9%)
EQ/2000 Managed Volatility Portfolio‡	18,308,901	$347,635,460
EQ/400 Managed Volatility Portfolio‡	2,643,732	60,149,187
EQ/500 Managed Volatility Portfolio‡	29,985,476	953,594,141
EQ/International Managed Volatility Portfolio‡	13,590,666	218,303,601

Total Equity		1,579,682,389

Fixed Income (49.1%)
EQ/AB Short Duration Government Bond Portfolio‡	12,018,440	121,287,768
EQ/Core Bond Index Portfolio‡	57,907,534	553,903,626
EQ/Intermediate Corporate Bond Portfolio‡	26,678,376	276,578,786
EQ/Intermediate Government Bond Portfolio‡	28,425,311	279,209,866
EQ/Long-Term Bond Portfolio‡	43,583,064	295,429,448

Total Fixed Income		1,526,409,494

Total Investments in Securities (100.0%) (Cost $2,621,529,143)		3,106,091,883
Other Assets Less Liabilities (0.0%)†		244,766

Net Assets (100%)		$3,106,336,649

†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	18,308,901	371,533,818	35,268,645	(45,101,778)	(277,326)	(13,787,899)	347,635,460	—	—
EQ/400 Managed Volatility Portfolio	2,643,732	65,881,363	1,903,390	(5,500,323)	(38,053)	(2,097,190)	60,149,187	—	—
EQ/500 Managed Volatility Portfolio	29,985,476	971,782,224	48,300,850	(92,904,850)	(1,770,278)	28,186,195	953,594,141	—	—
EQ/International Managed Volatility Portfolio	13,590,666	205,424,633	9,362,713	(27,301,213)	(19,961)	30,837,429	218,303,601	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	12,018,440	135,195,778	3,406,781	(20,300,647)	4,150	2,981,706	121,287,768	—	—
EQ/Core Bond Index Portfolio	57,907,534	593,329,909	20,879,662	(82,702,829)	208,115	22,188,769	553,903,626	—	—
EQ/Intermediate Corporate Bond Portfolio	26,678,376	296,318,666	4,415,255	(38,201,455)	127,510	13,918,810	276,578,786	—	—
EQ/Intermediate Government Bond Portfolio	28,425,311	298,198,524	14,415,255	(43,301,455)	(2,138,669)	12,036,211	279,209,866	—	—
EQ/Long-Term Bond Portfolio	43,583,064	298,661,388	11,516,950	(24,001,617)	(325,066)	9,577,793	295,429,448	—	—

Total		3,236,326,303	149,469,501	(379,316,167)	(4,229,578)	103,841,824	3,106,091,883	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,106,091,883	$—	$3,106,091,883

Total Assets	$—	$3,106,091,883	$—	$3,106,091,883

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,106,091,883	$—	$3,106,091,883

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$149,469,501
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$379,316,167

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$647,681,559
Aggregate gross unrealized depreciation	(167,863,753)

Net unrealized appreciation	$479,817,806

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,626,274,077

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $2,621,529,143)	$3,106,091,883
Cash	1,619,699
Receivable for Portfolio shares sold	944,422
Receivable for securities sold	203,889
Dividends, interest and other receivables	192,806
Other assets	33,382

Total assets	3,109,086,081

LIABILITIES
Payable for Portfolio shares repurchased	1,492,272
Distribution fees payable – Class IB	628,147
Administrative fees payable	299,719
Investment management fees payable	236,407
Accrued expenses	92,887

Total liabilities	2,749,432

Commitments and contingent liabilities^
NET ASSETS	$3,106,336,649

Net assets were comprised of:
Paid in capital	$2,471,782,607
Total distributable earnings (loss)	634,554,042

Net assets	$3,106,336,649

Class IB
Net asset value, offering and redemption price per share, $3,106,336,649 / 190,632,251 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.29

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest	$12,072

Total income	12,072

EXPENSES
Distribution fees – Class IB	3,846,130
Administrative fees	1,916,211
Investment management fees	1,446,592
Printing and mailing expenses	110,811
Professional fees	82,622
Trustees’ fees	52,164
Custodian fees	37,348
Miscellaneous	22,411

Total expenses	7,514,289

NET INVESTMENT INCOME (LOSS)	(7,502,217)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($(4,229,578) realized gain (loss) from affiliates)	(4,211,515)

Change in unrealized appreciation (depreciation) on:
Investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	103,841,824
Foreign currency translations	22,862

Net change in unrealized appreciation (depreciation)	103,864,686

NET REALIZED AND UNREALIZED GAIN (LOSS)	99,653,171

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$92,150,954

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(7,502,217)	$66,960,561
Net realized gain (loss)	(4,211,515)	289,627,822
Net change in unrealized appreciation (depreciation)	103,864,686	(67,967,391)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	92,150,954	288,620,992

Distributions to shareholders:
Class IB	—	(222,827,874)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 5,550,828 and 13,292,738 shares, respectively ]	87,745,594	215,802,966
Capital shares issued in reinvestment of dividends and distributions [ 0 and 13,932,424 shares, respectively ]	—	222,827,874
Capital shares repurchased [ (19,788,327) and (32,833,925) shares, respectively ]	(309,781,931)	(534,641,027)

Total Class IB transactions	(222,036,337)	(96,010,187)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(222,036,337)	(96,010,187)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(129,885,383)	(30,217,069)
NET ASSETS:
Beginning of period	3,236,222,032	3,266,439,101

End of period	$3,106,336,649	$3,236,222,032

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022		2021		2020
Net asset value, beginning of period	$15.80		$15.52		$14.05		$17.65		$17.07		$16.07

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.33		0.21		0.13		0.12		0.14
Net realized and unrealized gain (loss)	0.53		1.10		1.63		(2.89)		1.48		1.64

Total from investment operations	0.49		1.43		1.84		(2.76)		1.60		1.78

Less distributions:
Dividends from net investment income	—		(0.44)		(0.23)		(0.14)		(0.32)		(0.29)
Distributions from net realized gains	—		(0.71)		(0.14)		(0.70)		(0.70)		(0.49)

Total dividends and distributions	—		(1.15)		(0.37)		(0.84)		(1.02)		(0.78)

Net asset value, end of period	$16.29		$15.80		$15.52		$14.05		$17.65		$17.07

Total return (b)	3.10%		9.16%		13.22%		(15.57)%		9.48%		11.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,106,337		$3,236,222		$3,266,439		$3,124,608		$4,414,758		$3,676,850
Ratio of expenses to average net assets (a)(f)	0.49	%(j)	0.49	%(k)	0.49	%(k)	0.49	%(k)	0.48	%(g)(j)	0.49	%(o)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.49)%		2.03%		1.42%		0.82%		0.65%		0.86%
Portfolio turnover rate^	5	%(z)	16%		21%		13%		24%		27%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.97% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.98% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (60.9%)
EQ/2000 Managed Volatility Portfolio‡	36,221,417	$687,744,658
EQ/400 Managed Volatility Portfolio‡	5,216,629	118,686,754
EQ/500 Managed Volatility Portfolio‡	59,292,140	1,885,600,795
EQ/International Managed Volatility Portfolio‡	26,905,778	432,181,046

Total Equity		3,124,213,253

Fixed Income (39.1%)
EQ/AB Short Duration Government Bond Portfolio‡	12,475,701	125,902,357
EQ/Core Bond Index Portfolio‡	76,719,735	733,848,198
EQ/Intermediate Corporate Bond Portfolio‡	35,326,975	366,240,130
EQ/Intermediate Government Bond Portfolio‡	37,536,102	368,701,332
EQ/Long-Term Bond Portfolio‡	61,140,127	414,440,664

Total Fixed Income		2,009,132,681

Total Investments in Securities (100.0%) (Cost $3,971,601,337)		5,133,345,934
Other Assets Less Liabilities (0.0%)†		405,402

Net Assets (100%)		$5,133,751,336

†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	36,221,417	736,287,921	64,940,271	(85,672,037)	(653,362)	(27,158,135)	687,744,658	—	—
EQ/400 Managed Volatility Portfolio	5,216,629	136,607,706	84,667	(13,186,930)	(91,013)	(4,727,676)	118,686,754	—	—
EQ/500 Managed Volatility Portfolio	59,292,140	1,965,305,222	63,619,216	(193,191,796)	(4,852,389)	54,720,542	1,885,600,795	—	—
EQ/International Managed Volatility Portfolio	26,905,778	411,068,536	14,604,804	(54,872,949)	7,186,319	54,194,336	432,181,046	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	12,475,701	143,275,602	5,084,668	(25,586,930)	10,438	3,118,579	125,902,357	—	—
EQ/Core Bond Index Portfolio	76,719,735	798,987,782	29,674,140	(124,746,810)	(239,285)	30,172,371	733,848,198	—	—
EQ/Intermediate Corporate Bond Portfolio	35,326,975	403,973,664	6,245,537	(62,792,098)	399,760	18,413,267	366,240,130	—	—
EQ/Intermediate Government Bond Portfolio	37,536,102	402,991,689	19,245,536	(66,792,098)	(2,090,029)	15,346,234	368,701,332	—	—
EQ/Long-Term Bond Portfolio	61,140,127	422,141,736	17,287,870	(38,035,563)	(537,892)	13,584,513	414,440,664	—	—

Total		5,420,639,858	220,786,709	(664,877,211)	(867,453)	157,664,031	5,133,345,934	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,133,345,934	$—	$5,133,345,934

Total Assets	$—	$5,133,345,934	$—	$5,133,345,934

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,133,345,934	$—	$5,133,345,934

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$220,786,709
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$664,877,211

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,389,583,881
Aggregate gross unrealized depreciation	(234,011,174)

Net unrealized appreciation	$1,155,572,707

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,977,773,227

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $3,971,601,337)	$5,133,345,934
Receivable for securities sold	5,186,005
Receivable for Portfolio shares sold	1,554,228
Dividends, interest and other receivables	4,547
Other assets	55,105

Total assets	5,140,145,819

LIABILITIES
Payable for Portfolio shares repurchased	2,769,699
Overdraft payable	1,548,787
Distribution fees payable – Class IB	1,038,013
Administrative fees payable	495,098
Investment management fees payable	383,855
Accrued expenses	159,031

Total liabilities	6,394,483

Commitments and contingent liabilities^
NET ASSETS	$5,133,751,336

Net assets were comprised of:
Paid in capital	$3,651,714,651
Total distributable earnings (loss)	1,482,036,685

Net assets	$5,133,751,336

Class IB
Net asset value, offering and redemption price per share, $5,133,751,336 / 301,611,492 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.02

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest	$19,374

Total income	19,374

EXPENSES
Distribution fees – Class IB	6,389,200
Administrative fees	3,183,084
Investment management fees	2,359,821
Printing and mailing expenses	181,708
Professional fees	124,455
Trustees’ fees	87,084
Custodian fees	39,522
Miscellaneous	39,356

Total expenses	12,404,230

NET INVESTMENT INCOME (LOSS)	(12,384,856)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	(867,453)
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	157,664,031

NET REALIZED AND UNREALIZED GAIN (LOSS)	156,796,578

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$144,411,722

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(12,384,856)	$101,319,973
Net realized gain (loss)	(867,453)	618,816,617
Net change in unrealized appreciation (depreciation)	157,664,031	(150,914,379)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	144,411,722	569,222,211

Distributions to shareholders:
Class IB	—	(457,179,255)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 5,255,960 and 14,244,113 shares, respectively ]	86,545,761	244,547,309
Capital shares issued in reinvestment of dividends and distributions [ 0 and 27,246,906 shares, respectively ]	—	457,179,255
Capital shares repurchased [ (31,702,801) and (55,181,362) shares, respectively ]	(517,576,577)	(948,082,000)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(431,030,816)	(246,355,436)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(286,619,094)	(134,312,480)
NET ASSETS:
Beginning of period	5,420,370,430	5,554,682,910

End of period	$5,133,751,336	$5,420,370,430

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022		2021		2020
Net asset value, beginning of period	$16.52		$16.25		$14.71		$19.35		$18.86		$17.76

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.31		0.21		0.13		0.11		0.15
Net realized and unrealized gain (loss)	0.54		1.44		1.95		(3.34)		2.10		2.02

Total from investment operations	0.50		1.75		2.16		(3.21)		2.21		2.17

Less distributions:
Dividends from net investment income	—		(0.44)		(0.23)		(0.15)		(0.40)		(0.35)
Distributions from net realized gains	—		(1.04)		(0.39)		(1.28)		(1.32)		(0.72)

Total dividends and distributions	—		(1.48)		(0.62)		(1.43)		(1.72)		(1.07)

Net asset value, end of period	$17.02		$16.52		$16.25		$14.71		$19.35		$18.86

Total return (b)	3.03%		10.76%		14.86%		(16.51)%		11.91%		12.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,133,751		$5,420,370		$5,554,683		$5,311,101		$7,448,672		$7,412,644
Ratio of expenses to average net assets (a)(f)	0.49	%(j)	0.49	%(k)	0.49	%(k)	0.48	%(o)	0.47	%(p)	0.48	%(k)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.48)%		1.82%		1.33%		0.79%		0.56%		0.83%
Portfolio turnover rate^	4	%(z)	16%		17%		12%		20%		24%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.99% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.98% for Class IB.
(p)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.97% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (70.9%)
EQ/2000 Managed Volatility Portfolio‡	37,904,357	$719,699,043
EQ/400 Managed Volatility Portfolio‡	5,001,549	113,793,334
EQ/500 Managed Volatility Portfolio‡	61,427,881	1,953,521,357
EQ/International Managed Volatility Portfolio‡	27,881,841	447,859,313

Total Equity		3,234,873,047

Fixed Income (29.2%)
EQ/AB Short Duration Government Bond Portfolio‡	8,680,856	87,605,515
EQ/Core Bond Index Portfolio‡	49,736,496	475,745,099
EQ/Intermediate Corporate Bond Portfolio‡	22,753,944	235,893,607
EQ/Intermediate Government Bond Portfolio‡	24,236,775	238,067,647
EQ/Long-Term Bond Portfolio‡	43,289,395	293,438,802

Total Fixed Income		1,330,750,670

Total Investments in Securities (100.1%) (Cost $3,512,635,032)		4,565,623,717
Other Assets Less Liabilities (-0.1%)		(2,997,836)

Net Assets (100%)		$4,562,625,881

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	37,904,357	754,089,490	60,178,257	(66,135,375)	(58,703)	(28,374,626)	719,699,043	—	—
EQ/400 Managed Volatility Portfolio	5,001,549	128,420,853	102,594	(10,256,276)	(88,992)	(4,384,845)	113,793,334	—	—
EQ/500 Managed Volatility Portfolio	61,427,881	2,019,467,715	30,457,563	(146,645,284)	(5,341,330)	55,582,693	1,953,521,357	—	—
EQ/International Managed Volatility Portfolio	27,881,841	411,821,314	15,291,722	(41,723,964)	3,007,311	59,462,930	447,859,313	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	8,680,856	100,637,863	3,074,615	(18,304,565)	683	2,196,919	87,605,515	—	—
EQ/Core Bond Index Portfolio	49,736,496	508,647,306	23,482,395	(75,623,393)	1,150,410	18,088,381	475,745,099	—	—
EQ/Intermediate Corporate Bond Portfolio	22,753,944	257,892,285	4,195,861	(38,261,982)	181,013	11,886,430	235,893,607	—	—
EQ/Intermediate Government Bond Portfolio	24,236,775	255,882,479	13,195,862	(39,511,982)	(469,195)	8,970,483	238,067,647	—	—
EQ/Long-Term Bond Portfolio	43,289,395	294,411,278	10,251,821	(20,265,405)	(240,671)	9,281,779	293,438,802	—	—

Total		4,731,270,583	160,230,690	(456,728,226)	(1,859,474)	132,710,144	4,565,623,717	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$4,565,623,717	$—	$4,565,623,717

Total Assets	$—	$4,565,623,717	$—	$4,565,623,717

Total Liabilities	$—	$—	$—	$—

Total	$—	$4,565,623,717	$—	$4,565,623,717

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$160,230,690
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$456,728,226

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,202,717,168
Aggregate gross unrealized depreciation	(154,065,562)

Net unrealized appreciation	$1,048,651,606

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,516,972,111

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $3,512,635,032)	$4,565,623,717
Cash	24,957
Receivable for securities sold	2,408,200
Receivable for Portfolio shares sold	110,892
Dividends, interest and other receivables	3,641
Other assets	48,359

Total assets	4,568,219,766

LIABILITIES
Payable for Portfolio shares repurchased	3,742,280
Distribution fees payable – Class IB	919,976
Administrative fees payable	439,103
Investment management fees payable	341,467
Accrued expenses	151,059

Total liabilities	5,593,885

Commitments and contingent liabilities^
NET ASSETS	$4,562,625,881

Net assets were comprised of:
Paid in capital	$3,202,447,160
Total distributable earnings (loss)	1,360,178,721

Net assets	$4,562,625,881

Class IB
Net asset value, offering and redemption price per share, $4,562,625,881 / 229,732,996 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.86

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest	$12,749

Total income	12,749

EXPENSES
Distribution fees – Class IB	5,614,518
Administrative fees	2,797,295
Investment management fees	2,083,226
Printing and mailing expenses	159,856
Professional fees	111,554
Trustees’ fees	76,280
Custodian fees	37,229
Miscellaneous	33,964

Total expenses	10,913,922

NET INVESTMENT INCOME (LOSS)	(10,901,173)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	(1,859,474)
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	132,710,144

NET REALIZED AND UNREALIZED GAIN (LOSS)	130,850,670

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$119,949,497

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(10,901,173)	$78,676,151
Net realized gain (loss)	(1,859,474)	527,244,552
Net change in unrealized appreciation (depreciation)	132,710,144	(47,976,300)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	119,949,497	557,944,403

Distributions to shareholders:
Class IB	—	(361,686,632)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (87,162) shares, respectively ]	—	(1,725,971)
Capital shares repurchased [ 0 and (1,652) shares ]	—	(31,243)

Total Class IA transactions	—	(1,757,214)

Class IB
Capital shares sold [ 6,220,542 and 12,827,432 shares, respectively ]	118,903,688	254,007,384
Capital shares issued in connection with share class combination (Note 1) [ 0 and 87,048 shares, respectively ]	—	1,725,971
Capital shares issued in reinvestment of dividends and distributions [ 0 and 18,412,933 shares, respectively ]	—	361,686,632
Capital shares repurchased [ (21,381,394) and (38,572,794) shares, respectively ]	(406,532,241)	(765,791,685)

Total Class IB transactions	(287,628,553)	(148,371,698)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(287,628,553)	(150,128,912)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(167,679,056)	46,128,859
NET ASSETS:
Beginning of period	4,730,304,937	4,684,176,078

End of period	$4,562,625,881	$4,730,304,937

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022		2021		2020
Net asset value, beginning of period	$19.32		$18.57		$16.53		$21.99		$20.84		$19.33

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.05)		0.33		0.22		0.14		0.13		0.16
Net realized and unrealized gain (loss)	0.59		1.98		2.47		(3.99)		2.81		2.44

Total from investment operations	0.54		2.31		2.69		(3.85)		2.94		2.60

Less distributions:
Dividends from net investment income	—		(0.48)		(0.25)		(0.16)		(0.51)		(0.40)
Distributions from net realized gains	—		(1.08)		(0.40)		(1.45)		(1.28)		(0.69)

Total dividends and distributions	—		(1.56)		(0.65)		(1.61)		(1.79)		(1.09)

Net asset value, end of period	$19.86		$19.32		$18.57		$16.53		$21.99		$20.84

Total return (b)	2.80%		12.42%		16.47%		(17.40)%		14.28%		13.64%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,562,626		$4,730,305		$4,682,529		$4,360,770		$6,010,718		$5,754,524
Ratio of expenses to average net assets (a)(f)	0.49	%(j)	0.49	%(j)	0.49	%(k)	0.48	%(o)	0.47	%(jj)	0.49	%(k)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.49)%		1.64%		1.26%		0.75%		0.56%		0.82%
Portfolio turnover rate^	4	%(z)	17%		15%		11%		19%		24%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.01% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.02% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.99% for Class IB.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (80.8%)
EQ/2000 Managed Volatility Portfolio‡	51,998,813	$987,313,823
EQ/400 Managed Volatility Portfolio‡	6,627,205	150,779,659
EQ/500 Managed Volatility Portfolio‡	84,216,612	2,678,245,556
EQ/International Managed Volatility Portfolio‡	38,214,972	613,837,917

Total Equity		4,430,176,955

Fixed Income (19.2%)
EQ/AB Short Duration Government Bond Portfolio‡	6,510,598	65,703,695
EQ/Core Bond Index Portfolio‡	38,925,868	372,338,075
EQ/Intermediate Corporate Bond Portfolio‡	17,734,257	183,853,738
EQ/Intermediate Government Bond Portfolio‡	18,909,331	185,738,406
EQ/Long-Term Bond Portfolio‡	35,884,067	243,241,508

Total Fixed Income		1,050,875,422

Total Investments in Securities (100.0%) (Cost $4,495,715,297)		5,481,052,377
Other Assets Less Liabilities (0.0%)†		(2,599,658)

Net Assets (100%)		$5,478,452,719

†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	51,998,813	1,005,363,318	68,954,008	(50,639,419)	(8,180)	(36,355,904)	987,313,823	—	—
EQ/400 Managed Volatility Portfolio	6,627,205	162,991,699	1,520,687	(8,241,043)	26,525	(5,518,209)	150,779,659	—	—
EQ/500 Managed Volatility Portfolio	84,216,612	2,727,091,178	19,030,991	(134,556,692)	(2,486,413)	69,166,492	2,678,245,556	—	—
EQ/International Managed Volatility Portfolio	38,214,972	546,020,273	19,582,748	(36,164,173)	1,441,982	82,957,087	613,837,917	—	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	6,510,598	75,580,940	2,425,285	(13,967,101)	4,573	1,659,998	65,703,695	—	—
EQ/Core Bond Index Portfolio	38,925,868	392,301,901	17,411,489	(52,388,927)	512,988	14,500,624	372,338,075	—	—
EQ/Intermediate Corporate Bond Portfolio	17,734,257	197,558,008	2,190,802	(25,247,884)	23,779	9,329,033	183,853,738	—	—
EQ/Intermediate Government Bond Portfolio	18,909,331	195,551,828	9,290,802	(25,697,884)	408,056	6,185,604	185,738,406	—	—
EQ/Long-Term Bond Portfolio	35,884,067	236,690,613	10,616,087	(11,464,985)	(104,809)	7,504,602	243,241,508	—	—

Total		5,539,149,758	151,022,899	(358,368,108)	(181,499)	149,429,327	5,481,052,377	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,481,052,377	$—	$5,481,052,377

Total Assets	$—	$5,481,052,377	$—	$5,481,052,377

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,481,052,377	$—	$5,481,052,377

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$151,022,899
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$358,368,108

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,105,499,516
Aggregate gross unrealized depreciation	(130,506,835)

Net unrealized appreciation	$974,992,681

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,506,059,696

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $4,495,715,297)	$5,481,052,377
Receivable for securities sold	6,745,637
Receivable for Portfolio shares sold	1,238,849
Dividends, interest and other receivables	2,405
Other assets	57,398

Total assets	5,489,096,666

LIABILITIES
Overdraft payable	5,105,484
Payable for Portfolio shares repurchased	3,237,646
Distribution fees payable – Class IB	1,102,599
Administrative fees payable	526,539
Investment management fees payable	406,461
Accrued expenses	265,218

Total liabilities	10,643,947

Commitments and contingent liabilities^
NET ASSETS	$5,478,452,719

Net assets were comprised of:
Paid in capital	$4,115,069,165
Total distributable earnings (loss)	1,363,383,554

Net assets	$5,478,452,719

Class IB
Net asset value, offering and redemption price per share, $5,478,452,719 / 307,225,269 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.83

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest	$17,311

Total income	17,311

EXPENSES
Distribution fees – Class IB	6,653,280
Administrative fees	3,314,883
Investment management fees	2,452,567
Printing and mailing expenses	188,415
Professional fees	128,433
Trustees’ fees	89,960
Custodian fees	54,726
Miscellaneous	38,479

Total expenses	12,920,743

NET INVESTMENT INCOME (LOSS)	(12,903,432)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	(181,499)
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	149,429,327

NET REALIZED AND UNREALIZED GAIN (LOSS)	149,247,828

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$136,344,396

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(12,903,432)	$81,131,075
Net realized gain (loss)	(181,499)	537,514,599
Net change in unrealized appreciation (depreciation)	149,429,327	92,789,121

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	136,344,396	711,434,795

Distributions to shareholders:
Class IB	—	(322,116,075)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 13,999,694 and 30,746,556 shares, respectively ]	240,958,592	535,380,024
Capital shares issued in reinvestment of dividends and distributions [ 0 and 18,252,200 shares, respectively ]	—	322,116,075
Capital shares repurchased [ (25,504,303) and (48,368,232) shares, respectively ]	(436,296,872)	(844,585,675)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(195,338,280)	12,910,424

TOTAL INCREASE (DECREASE) IN NET ASSETS	(58,993,884)	402,229,144
NET ASSETS:
Beginning of period	5,537,446,603	5,135,217,459

End of period	$5,478,452,719	$5,537,446,603

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022		2021		2020
Net asset value, beginning of period	$17.37		$16.14		$14.15		$19.04		$17.63		$16.04

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.26		0.18		0.11		0.11		0.15
Net realized and unrealized gain (loss)	0.50		2.02		2.36		(3.62)		2.81		2.15

Total from investment operations	0.46		2.28		2.54		(3.51)		2.92		2.30

Less distributions:
Dividends from net investment income	—		(0.40)		(0.20)		(0.13)		(0.48)		(0.36)
Distributions from net realized gains	—		(0.65)		(0.35)		(1.25)		(1.03)		(0.35)

Total dividends and distributions	—		(1.05)		(0.55)		(1.38)		(1.51)		(0.71)

Net asset value, end of period	$17.83		$17.37		$16.14		$14.15		$19.04		$17.63

Total return (b)	2.65%		14.11%		18.17%		(18.34)%		16.82%		14.52%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,478,453		$5,537,447		$5,135,217		$4,604,592		$6,110,815		$5,583,681
Ratio of expenses to average net assets (a)(f)	0.49	%(j)	0.49	%(k)	0.49	%(k)	0.48	%(o)	0.47	%(m)	0.49	%(k)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.48)%		1.49%		1.20%		0.71%		0.58%		0.92%
Portfolio turnover rate^	3	%(z)	13%		11%		8%		16%		21%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.02% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.03% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.01% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.8%)
1290 Avantis® U.S. Large Cap Growth Fund‡	106,335	$2,070,339
1290 VT Equity Income Portfolio‡	542,060	2,758,471
1290 VT GAMCO Small Company Value Portfolio‡	19,353	1,438,021
1290 VT Micro Cap Portfolio‡	150,110	1,522,872
ATM International Managed Volatility Portfolio‡	773,434	9,096,164
ATM Large Cap Managed Volatility Portfolio‡	2,968,867	43,720,321
ATM Mid Cap Managed Volatility Portfolio‡	1,517,162	11,808,162
ATM Small Cap Managed Volatility Portfolio‡	401,140	4,149,555
EQ/AB Small Cap Growth Portfolio‡	158,135	2,741,115
EQ/American Century Mid Cap Value Portfolio‡	99,171	2,205,547
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	490,928	6,051,152
EQ/Global Equity Managed Volatility Portfolio‡	175,614	3,061,394
EQ/International Core Managed Volatility Portfolio‡	178,961	2,200,744
EQ/International Equity Index Portfolio‡	72,744	952,435
EQ/International Value Managed Volatility Portfolio‡	214,680	3,178,519
EQ/Janus Enterprise Portfolio‡	213,933	5,000,660
EQ/JPMorgan Growth Stock Portfolio*‡	49,319	4,003,549
EQ/JPMorgan Value Opportunities Portfolio‡	138,155	2,778,700
EQ/Large Cap Core Managed Volatility Portfolio‡	663,796	7,406,890
EQ/Large Cap Value Managed Volatility Portfolio‡	201,256	3,743,799
EQ/Loomis Sayles Growth Portfolio*‡	317,375	4,043,676
EQ/MFS International Growth Portfolio‡	320,561	2,739,704
EQ/Morgan Stanley Small Cap Growth Portfolio‡	166,370	1,537,166
EQ/Value Equity Portfolio‡	116,150	2,750,138

Total Equity		130,959,093

Fixed Income (79.1%)
1290 Diversified Bond Fund‡	3,032,608	25,413,252
1290 VT DoubleLine Opportunistic Bond Portfolio‡	4,258,548	37,428,956
1290 VT High Yield Bond Portfolio‡	1,098,230	10,161,850
EQ/Core Bond Index Portfolio‡	10,375,047	99,240,565
EQ/Core Plus Bond Portfolio‡	8,547,245	30,018,824
EQ/Intermediate Government Bond Portfolio‡	12,234,991	120,179,164
EQ/Long-Term Bond Portfolio‡	5,757,845	39,029,770
EQ/PIMCO Ultra Short Bond Portfolio‡	5,606,492	56,402,811
EQ/Quality Bond PLUS Portfolio‡	3,757,848	29,731,003
Multimanager Core Bond Portfolio‡	5,716,522	49,577,463

Total Fixed Income		497,183,658

Total Investments in Securities (99.9%) (Cost $639,998,819)		628,142,751
Other Assets Less Liabilities (0.1%)		633,683

Net Assets (100%)		$628,776,434

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis® U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	106,335	2,462,621	244,185	(757,892)	77,810	43,615	2,070,339	—	—
1290 VT Equity Income Portfolio	542,060	2,804,524	173,641	(404,821)	5,096	180,031	2,758,471	—	—
1290 VT GAMCO Small Company Value Portfolio	19,353	1,615,117	36,821	(252,410)	4,112	34,381	1,438,021	—	—
1290 VT Micro Cap Portfolio	150,110	1,695,332	36,821	(152,410)	(2,390)	(54,481)	1,522,872	—	—
ATM International Managed Volatility Portfolio	773,434	8,245,422	798,831	(1,098,015)	41,126	1,108,800	9,096,164	—	—
ATM Large Cap Managed Volatility Portfolio	2,968,867	42,578,019	4,199,972	(4,057,185)	(73,888)	1,073,403	43,720,321	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Mid Cap Managed Volatility Portfolio	1,517,162	12,200,055	1,237,201	(1,188,800)	9,955	(450,249)	11,808,162	—	—
ATM Small Cap Managed Volatility Portfolio	401,140	4,625,924	73,642	(304,821)	(1,002)	(244,188)	4,149,555	—	—
EQ/AB Small Cap Growth Portfolio	158,135	3,133,716	73,642	(404,821)	7,610	(69,032)	2,741,115	—	—
EQ/American Century Mid Cap Value Portfolio	99,171	2,487,434	44,184	(382,892)	38,517	18,304	2,205,547	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	490,928	6,451,509	132,554	(548,677)	9,322	6,444	6,051,152	—	—
EQ/Global Equity Managed Volatility Portfolio	175,614	3,063,067	73,642	(304,821)	(2,399)	231,905	3,061,394	—	—
EQ/International Core Managed Volatility Portfolio	178,961	2,032,256	44,185	(182,892)	18,824	288,371	2,200,744	—	—
EQ/International Equity Index Portfolio	72,744	795,060	—	—	—	157,375	952,435	—	—
EQ/International Value Managed Volatility Portfolio	214,680	2,992,363	73,642	(344,821)	39,558	417,777	3,178,519	—	—
EQ/Janus Enterprise Portfolio	213,933	5,094,190	410,461	(707,231)	17,517	185,723	5,000,660	—	—
EQ/JPMorgan Growth Stock Portfolio*	49,319	3,891,953	488,371	(665,785)	51,137	237,873	4,003,549	—	—
EQ/JPMorgan Value Opportunities Portfolio	138,155	2,826,302	373,642	(554,821)	4,746	128,831	2,778,700	—	—
EQ/Large Cap Core Managed Volatility Portfolio	663,796	7,835,861	184,104	(762,051)	(28,047)	177,023	7,406,890	—	—
EQ/Large Cap Value Managed Volatility Portfolio	201,256	3,766,114	595,733	(721,267)	7,202	96,017	3,743,799	—	—
EQ/Loomis Sayles Growth Portfolio*	317,375	4,019,617	488,370	(890,785)	20,094	406,380	4,043,676	—	—
EQ/MFS International Growth Portfolio	320,561	2,960,449	388,369	(1,050,785)	246,745	194,926	2,739,704	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	166,370	1,736,141	36,820	(252,410)	(25,779)	42,394	1,537,166	—	—
EQ/Value Equity Portfolio	116,150	2,766,977	373,642	(554,821)	47,336	117,004	2,750,138	—	—
Fixed Income
1290 Diversified Bond Fund	3,032,608	27,851,233	1,769,420	(5,078,564)	(290,915)	1,162,078	25,413,252	1,180,291	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	4,258,548	38,691,611	883,696	(3,657,847)	(181,008)	1,692,504	37,428,956	—	—
1290 VT High Yield Bond Portfolio	1,098,230	11,210,890	235,652	(1,755,426)	(18,807)	489,541	10,161,850	—	—
EQ/Core Bond Index Portfolio	10,375,047	101,921,582	3,136,521	(9,754,258)	1,000	3,935,720	99,240,565	—	—
EQ/Core Plus Bond Portfolio	8,547,245	30,508,984	706,957	(2,926,277)	(236,633)	1,965,793	30,018,824	—	—
EQ/Intermediate Government Bond Portfolio	12,234,991	124,891,792	4,860,462	(13,774,627)	(24,757)	4,226,294	120,179,164	—	—
EQ/Long-Term Bond Portfolio	5,757,845	40,579,812	1,313,153	(4,059,775)	(797,075)	1,993,655	39,029,770	—	—
EQ/PIMCO Ultra Short Bond Portfolio	5,606,492	60,053,448	1,935,001	(6,908,698)	69,165	1,253,895	56,402,811	—	—
EQ/Quality Bond PLUS Portfolio	3,757,848	30,905,924	1,106,956	(3,426,277)	(181,488)	1,325,888	29,731,003	—	—
Multimanager Core Bond Portfolio	5,716,522	51,385,499	1,896,383	(4,877,129)	(414,677)	1,587,387	49,577,463	881,568	—

Total		650,080,798	28,426,676	(72,764,112)	(1,561,993)	23,961,382	628,142,751	2,061,859	—

*	Non-income producing.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$27,483,591	$600,659,160	$—	$628,142,751

Total Assets	$27,483,591	$600,659,160	$—	$628,142,751

Total Liabilities	$—	$—	$—	$—

Total	$27,483,591	$600,659,160	$—	$628,142,751

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$28,426,676
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$72,764,112

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,509,374
Aggregate gross unrealized depreciation	(59,047,743)

Net unrealized depreciation	$(13,538,369)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$641,681,120

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $639,998,819)	$628,142,751
Cash	830,180
Receivable for securities sold	474,266
Receivable for Portfolio shares sold	214,598
Dividends, interest and other receivables	166,030
Other assets	7,066

Total assets	629,834,891

LIABILITIES
Payable for Portfolio shares repurchased	738,496
Distribution fees payable – Class IB	127,465
Administrative fees payable	61,483
Investment management fees payable	26,166
Accrued expenses	104,847

Total liabilities	1,058,457

Commitments and contingent liabilities^
NET ASSETS	$628,776,434

Net assets were comprised of:
Paid in capital	$629,762,720
Total distributable earnings (loss)	(986,286)

Net assets	$628,776,434

Class IB
Net asset value, offering and redemption price per share, $624,480,670 / 73,987,348 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.44

Class K
Net asset value, offering and redemption price per share, $4,295,764 / 509,869 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.43

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$2,061,859
Interest	20,163

Total income	2,082,022

EXPENSES
Distribution fees – Class IB	783,301
Administrative fees	393,196
Investment management fees	315,454
Custodian fees	110,235
Professional fees	33,177
Printing and mailing expenses	25,855
Trustees’ fees	10,602
Miscellaneous	5,888

Gross expenses	1,677,708
Less: Waiver from investment manager	(167,794)

Net expenses	1,509,914

NET INVESTMENT INCOME (LOSS)	572,108

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	(1,561,993)
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	23,961,382

NET REALIZED AND UNREALIZED GAIN (LOSS)	22,399,389

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,971,497

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$572,108	$18,379,378
Net realized gain (loss)	(1,561,993)	22,969,386
Net change in unrealized appreciation (depreciation)	23,961,382	(9,079,216)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	22,971,497	32,269,548

Distributions to shareholders:
Class IB	—	(32,167,736)
Class K	—	(232,711)

Total distributions to shareholders	—	(32,400,447)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 57,962 shares, respectively ]	—	476,594
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (1,215,848) shares, respectively ]	—	(10,148,070)
Capital shares repurchased [ 0 and (84,067) shares, respectively ]	—	(688,472)

Total Class IA transactions	—	(10,359,948)

Class IB
Capital shares sold [ 4,851,417 and 5,756,899 shares, respectively ]	39,887,942	48,223,189
Capital shares issued in connection with share class combination (Note 1) [ 0 and 1,215,051 shares, respectively ]	—	10,148,070
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,916,156 shares, respectively ]	—	32,167,736
Capital shares repurchased [ (10,279,904) and (20,729,951) shares, respectively ]	(84,581,010)	(173,768,433)

Total Class IB transactions	(44,693,068)	(83,229,438)

Class K
Capital shares sold [ 36,684 and 50,477 shares, respectively ]	301,497	422,432
Capital shares issued in reinvestment of dividends and distributions [ 0 and 28,425 shares, respectively ]	—	232,711
Capital shares repurchased [ (80,230) and (404,390) shares, respectively ]	(658,367)	(3,328,404)

Total Class K transactions	(356,870)	(2,673,261)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(45,049,938)	(96,262,647)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(22,078,441)	(96,393,546)
NET ASSETS:
Beginning of period	650,854,875	747,248,421

End of period	$628,776,434	$650,854,875

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022		2021		2020
Net asset value, beginning of period	$8.14		$8.18		$7.82		$9.45		$9.69		$9.41

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.01		0.22		0.17		0.11		0.08		0.10
Net realized and unrealized gain (loss)	0.29		0.16		0.45		(1.31)		0.18		0.58

Total from investment operations	0.30		0.38		0.62		(1.20)		0.26		0.68

Less distributions:
Dividends from net investment income	—		(0.26)		(0.19)		(0.12)		(0.14)		(0.17)
Distributions from net realized gains	—		(0.16)		(0.07)		(0.31)		(0.36)		(0.23)

Total dividends and distributions	—		(0.42)		(0.26)		(0.43)		(0.50)		(0.40)

Net asset value, end of period	$8.44		$8.14		$8.18		$7.82		$9.45		$9.69

Total return (b)	3.69%		4.61%		8.02%		(12.62)%		2.70%		7.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$624,481		$646,364		$729,932		$787,249		$1,021,690		$1,099,239
Ratio of expenses to average net assets:
After waivers (a)(f)	0.48	%(j)	0.47	%(j)	0.47	%(j)	0.48	%(j)	0.48	%(j)	0.47	%(j)
Before waivers (a)(f)	0.53%		0.53%		0.54%		0.51%		0.50%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.18%		2.63%		2.14%		1.28%		0.73%		1.02%
Before waivers (a)(f)(x)	0.13%		2.57%		2.07%		1.25%		0.70%		0.97%
Portfolio turnover rate^	4	%(z)	10%		8%		9%		26%		20%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024		2023		2022		2021		2020
Net asset value, beginning of period	$8.11		$8.15		$7.80		$9.43		$9.67		$9.39

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.02		0.23		0.20		0.14		0.09		0.13
Net realized and unrealized gain (loss)	0.30		0.17		0.43		(1.32)		0.19		0.58

Total from investment operations	0.32		0.40		0.63		(1.18)		0.28		0.71

Less distributions:
Dividends from net investment income	—		(0.28)		(0.21)		(0.14)		(0.16)		(0.20)
Distributions from net realized gains	—		(0.16)		(0.07)		(0.31)		(0.36)		(0.23)

Total dividends and distributions	—		(0.44)		(0.28)		(0.45)		(0.52)		(0.43)

Net asset value, end of period	$8.43		$8.11		$8.15		$7.80		$9.43		$9.67

Total return (b)	3.95%		4.88%		8.17%		(12.42)%		2.97%		7.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,296		$4,491		$7,166		$7,464		$8,807		$11,102
Ratio of expenses to average net assets:
After waivers (a)(f)	0.23	%(j)	0.22	%(j)	0.22	%(j)	0.23	%(j)	0.23	%(j)	0.22	%(j)
Before waivers (a)(f)	0.28%		0.28%		0.29%		0.26%		0.26%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.44%		2.76%		2.44%		1.60%		0.89%		1.32%
Before waivers (a)(f)(x)	0.38%		2.70%		2.37%		1.57%		0.87%		1.27%
Portfolio turnover rate^	4	%(z)	10%		8%		9%		26%		20%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IB and 0.75% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (41.0%)
1290 Avantis® U.S. Large Cap Growth Fund‡	204,870	$3,988,812
1290 VT Equity Income Portfolio‡	1,194,617	6,079,243
1290 VT GAMCO Small Company Value Portfolio‡	51,981	3,862,350
1290 VT Micro Cap Portfolio‡	367,243	3,725,684
1290 VT Small Cap Value Portfolio‡	292,063	3,451,634
ATM International Managed Volatility Portfolio‡	2,496,684	29,362,872
ATM Large Cap Managed Volatility Portfolio‡	6,237,837	91,860,040
ATM Mid Cap Managed Volatility Portfolio‡	2,478,868	19,293,178
ATM Small Cap Managed Volatility Portfolio‡	1,863,339	19,275,149
EQ/AB Small Cap Growth Portfolio‡	570,583	9,890,479
EQ/American Century Mid Cap Value Portfolio‡	125,217	2,784,796
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	1,060,486	13,071,483
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	144,766	1,963,752
EQ/Global Equity Managed Volatility Portfolio‡	577,060	10,059,623
EQ/International Core Managed Volatility Portfolio‡	575,892	7,081,921
EQ/International Equity Index Portfolio‡	99,408	1,301,547
EQ/International Value Managed Volatility Portfolio‡	697,419	10,325,864
EQ/Janus Enterprise Portfolio‡	340,934	7,969,310
EQ/JPMorgan Growth Stock Portfolio*‡	97,504	7,915,141
EQ/JPMorgan Value Opportunities Portfolio‡	306,372	6,162,027
EQ/Large Cap Core Managed Volatility Portfolio‡	1,435,173	16,014,226
EQ/Large Cap Value Managed Volatility Portfolio‡	441,302	8,209,189
EQ/Loomis Sayles Growth Portfolio*‡	630,482	8,032,965
EQ/MFS International Growth Portfolio‡	1,244,476	10,636,041
EQ/Morgan Stanley Small Cap Growth Portfolio‡	593,740	5,485,830
EQ/Value Equity Portfolio‡	256,965	6,084,268

Total Equity		313,887,424

Fixed Income (58.9%)
1290 Diversified Bond Fund‡	2,682,719	22,481,188
1290 VT DoubleLine Opportunistic Bond Portfolio‡	3,868,572	34,001,397
1290 VT High Yield Bond Portfolio‡	1,006,739	9,315,288
EQ/Core Bond Index Portfolio‡	8,934,372	85,460,056
EQ/Core Plus Bond Portfolio‡	7,668,420	26,932,299
EQ/Intermediate Government Bond Portfolio‡	10,390,948	102,065,909
EQ/Long-Term Bond Portfolio‡	7,933,123	53,774,977
EQ/PIMCO Ultra Short Bond Portfolio‡	4,427,133	44,538,141
EQ/Quality Bond PLUS Portfolio‡	3,384,106	26,774,064
Multimanager Core Bond Portfolio‡	5,195,075	45,055,128

Total Fixed Income		450,398,447

Total Investments in Securities (99.9%) (Cost $720,161,290)		764,285,871
Other Assets Less Liabilities (0.1%)		509,984

Net Assets (100%)		$764,795,855

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis® U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	204,870	4,076,029	259,371	(558,631)	46,823	165,220	3,988,812	—	—
1290 VT Equity Income Portfolio	1,194,617	6,668,347	171,083	(1,181,922)	135,189	286,546	6,079,243	—	—
1290 VT GAMCO Small Company Value Portfolio	51,981	4,336,365	14,057	(587,948)	202,852	(102,976)	3,862,350	—	—
1290 VT Micro Cap Portfolio	367,243	3,991,950	109,371	(258,632)	(265)	(116,740)	3,725,684	—	—
1290 VT Small Cap Value Portfolio	292,063	4,263,607	11,712	(823,290)	213,479	(213,874)	3,451,634	—	—
ATM International Managed Volatility Portfolio	2,496,684	28,078,054	1,089,019	(3,557,005)	324,533	3,428,271	29,362,872	—	—
ATM Large Cap Managed Volatility Portfolio	6,237,837	90,879,030	6,362,371	(7,241,700)	(88,244)	1,948,583	91,860,040	—	—
ATM Mid Cap Managed Volatility Portfolio	2,478,868	19,364,163	2,106,222	(1,551,793)	15,794	(641,208)	19,293,178	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Small Cap Managed Volatility Portfolio	1,863,339	20,822,548	1,565,592	(2,135,425)	(2,407)	(975,159)	19,275,149	—	—
EQ/AB Small Cap Growth Portfolio	570,583	10,119,655	628,110	(775,896)	(8,892)	(72,498)	9,890,479	—	—
EQ/American Century Mid Cap Value Portfolio	125,217	3,163,167	9,371	(458,632)	92,362	(21,472)	2,784,796	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	1,060,486	14,049,523	37,483	(1,034,529)	16,511	2,495	13,071,483	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	144,766	2,393,809	9,370	(333,632)	81,315	(187,110)	1,963,752	—	—
EQ/Global Equity Managed Volatility Portfolio	577,060	10,153,409	31,625	(872,883)	(17,324)	764,796	10,059,623	—	—
EQ/International Core Managed Volatility Portfolio	575,892	6,650,259	21,084	(581,922)	100,898	891,602	7,081,921	—	—
EQ/International Equity Index Portfolio	99,408	1,086,487	—	—	—	215,060	1,301,547	—	—
EQ/International Value Managed Volatility Portfolio	697,419	9,829,025	31,625	(1,022,883)	71,622	1,416,475	10,325,864	—	—
EQ/Janus Enterprise Portfolio	340,934	7,866,663	1,322,254	(1,614,251)	77,137	317,507	7,969,310	—	—
EQ/JPMorgan Growth Stock Portfolio*	97,504	8,211,679	521,084	(1,331,922)	179,586	334,714	7,915,141	—	—
EQ/JPMorgan Value Opportunities Portfolio	306,372	6,691,190	571,084	(1,381,922)	35,594	246,081	6,162,027	—	—
EQ/Large Cap Core Managed Volatility Portfolio	1,435,173	17,015,942	49,195	(1,357,819)	(77,648)	384,556	16,014,226	—	—
EQ/Large Cap Value Managed Volatility Portfolio	441,302	9,070,131	728,111	(1,775,898)	161,212	25,633	8,209,189	—	—
EQ/Loomis Sayles Growth Portfolio*	630,482	8,318,324	521,083	(1,581,922)	(310)	775,790	8,032,965	—	—
EQ/MFS International Growth Portfolio	1,244,476	11,215,786	1,137,481	(3,384,529)	862,558	804,745	10,636,041	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	593,740	5,642,580	314,055	(587,948)	21,689	95,454	5,485,830	—	—
EQ/Value Equity Portfolio	256,965	6,533,663	621,083	(1,431,922)	341,992	19,452	6,084,268	—	—
Fixed Income
1290 Diversified Bond Fund	2,682,719	24,226,536	1,098,861	(3,614,732)	(152,929)	923,452	22,481,188	1,028,583	—
1290 VT DoubleLine Opportunistic Bond Portfolio	3,868,572	35,361,621	1,030,417	(3,759,612)	(251,377)	1,620,348	34,001,397	—	—
1290 VT High Yield Bond Portfolio	1,006,739	9,978,916	28,112	(1,125,896)	16,999	417,157	9,315,288	—	—
EQ/Core Bond Index Portfolio	8,934,372	89,496,247	2,867,057	(10,321,016)	2,933	3,414,835	85,460,056	—	—
EQ/Core Plus Bond Portfolio	7,668,420	28,011,768	84,332	(2,727,689)	(269,678)	1,833,566	26,932,299	—	—
EQ/Intermediate Government Bond Portfolio	10,390,948	108,161,157	3,790,080	(13,496,516)	(2,666)	3,613,854	102,065,909	—	—
EQ/Long-Term Bond Portfolio	7,933,123	55,659,909	1,288,982	(4,851,062)	(970,103)	2,647,251	53,774,977	—	—
EQ/PIMCO Ultra Short Bond Portfolio	4,427,133	48,060,599	1,465,556	(6,029,482)	(167,493)	1,208,961	44,538,141	—	—
EQ/Quality Bond PLUS Portfolio	3,384,106	29,668,067	709,332	(4,677,689)	(319,681)	1,394,035	26,774,064	—	—
Multimanager Core Bond Portfolio	5,195,075	47,196,770	2,114,429	(5,329,482)	(557,250)	1,630,661	45,055,128	797,247	—

Total		796,312,975	32,720,054	(93,358,032)	114,811	28,496,063	764,285,871	1,825,830	—

*	Non-income producing.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$26,470,000	$737,815,871	$—	$764,285,871

Total Assets	$26,470,000	$737,815,871	$—	$764,285,871

Total Liabilities	$—	$—	$—	$—

Total	$26,470,000	$737,815,871	$—	$764,285,871

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$32,720,054
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$93,358,032

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$107,216,466
Aggregate gross unrealized depreciation	(64,379,582)

Net unrealized appreciation	$42,836,884

Federal income tax cost of investments in securities and derivative instruments, if applicable	$721,448,987

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $720,161,290)	$764,285,871
Cash	1,654,598
Dividends, interest and other receivables	151,987
Receivable for Portfolio shares sold	97,085
Other assets	8,427

Total assets	766,197,968

LIABILITIES
Payable for Portfolio shares repurchased	746,551
Payable for securities purchased	248,958
Distribution fees payable – Class IB	152,386
Administrative fees payable	74,150
Investment management fees payable	66,357
Accrued expenses	113,711

Total liabilities	1,402,113

Commitments and contingent liabilities^
NET ASSETS	$764,795,855

Net assets were comprised of:
Paid in capital	$691,766,495
Total distributable earnings (loss)	73,029,360

Net assets	$764,795,855

Class IB
Net asset value, offering and redemption price per share, $750,866,432 / 88,072,112 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.53

Class K
Net asset value, offering and redemption price per share, $13,929,423 / 1,632,125 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.53

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,825,830
Interest	18,707

Total income	1,844,537

EXPENSES
Distribution fees – Class IB	936,196
Administrative fees	475,611
Investment management fees	381,747
Custodian fees	111,991
Professional fees	36,300
Printing and mailing expenses	30,444
Recoupment fees	23,766
Trustees’ fees	12,895
Miscellaneous	6,782

Total expenses	2,015,732

NET INVESTMENT INCOME (LOSS)	(171,195)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	114,811
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	28,496,063

NET REALIZED AND UNREALIZED GAIN (LOSS)	28,610,874

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,439,679

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(171,195)	$18,245,833
Net realized gain (loss)	114,811	55,142,538
Net change in unrealized appreciation (depreciation)	28,496,063	(15,878,132)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	28,439,679	57,510,239

Distributions to shareholders:
Class IB	—	(52,578,002)
Class K	—	(1,061,156)

Total distributions to shareholders	—	(53,639,158)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 86,112 shares, respectively ]	—	716,997
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (1,532,981) shares, respectively ]	—	(13,021,461)
Capital shares repurchased [ 0 and (99,418) shares, respectively ]	—	(824,849)

Total Class IA transactions	—	(13,129,313)

Class IB
Capital shares sold [ 2,002,889 and 4,116,479 shares, respectively ]	16,590,114	35,053,097
Capital shares issued in connection with share class combination (Note 1) [ 0 and 1,531,727 shares, respectively ]	—	13,021,461
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,306,303 shares, respectively ]	—	52,578,002
Capital shares repurchased [ (9,167,733) and (18,190,739) shares, respectively ]	(75,765,355)	(155,092,507)

Total Class IB transactions	(59,175,241)	(54,439,947)

Class K
Capital shares sold [ 178,173 and 56,036 shares, respectively ]	1,481,940	474,980
Capital shares issued in reinvestment of dividends and distributions [ 0 and 127,305 shares, respectively ]	—	1,061,156
Capital shares repurchased [ (394,193) and (584,601) shares, respectively ]	(3,206,306)	(5,031,177)

Total Class K transactions	(1,724,366)	(3,495,041)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(60,899,607)	(71,064,301)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(32,459,928)	(67,193,220)
NET ASSETS:
Beginning of period	797,255,783	864,449,003

End of period	$764,795,855	$797,255,783

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022		2021		2020
Net asset value, beginning of period	$8.21		$8.21		$7.73		$9.88		$10.00		$9.74

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.19		0.14		0.10		0.07		0.09
Net realized and unrealized gain (loss)	0.32		0.39		0.69		(1.54)		0.60		0.86

Total from investment operations	0.32		0.58		0.83		(1.44)		0.67		0.95

Less distributions:
Dividends from net investment income	—		(0.24)		(0.17)		(0.11)		(0.22)		(0.20)
Distributions from net realized gains	—		(0.34)		(0.18)		(0.60)		(0.57)		(0.49)

Total dividends and distributions	—		(0.58)		(0.35)		(0.71)		(0.79)		(0.69)

Net asset value, end of period	$8.53		$8.21		$8.21		$7.73		$9.88		$10.00

Total return (b)	3.90%		7.02%		10.86%		(14.52)%		6.76%		9.96%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$750,866		$782,082		$833,294		$861,730		$1,158,085		$1,178,676
Ratio of expenses to average net assets:
After waivers (a)(f)	0.53	%(j)	0.54	%(m)	0.53	%(m)	0.51	%(k)	0.50	%(o)	0.52	%(j)
Before waivers (a)(f)	0.53%		0.54%		0.54%		0.51%		0.50%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.05)%		2.18%		1.79%		1.11%		0.66%		0.87%
Before waivers (a)(f)(x)	(0.05)%		2.18%		1.78%		1.11%		0.66%		0.87%
Portfolio turnover rate^	4	%(z)	13%		9%		10%		27%		23%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024		2023		2022		2021		2020
Net asset value, beginning of period	$8.21		$8.21		$7.72		$9.88		$10.00		$9.74

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.01	†	0.19		0.16		0.12		0.09		0.11
Net realized and unrealized gain (loss)	0.31		0.41		0.70		(1.55)		0.60		0.87

Total from investment operations	0.32		0.60		0.86		(1.43)		0.69		0.98

Less distributions:
Dividends from net investment income	—		(0.26)		(0.19)		(0.13)		(0.24)		(0.23)
Distributions from net realized gains	—		(0.34)		(0.18)		(0.60)		(0.57)		(0.49)

Total dividends and distributions	—		(0.60)		(0.37)		(0.73)		(0.81)		(0.72)

Net asset value, end of period	$8.53		$8.21		$8.21		$7.72		$9.88		$10.00

Total return (b)	3.90%		7.28%		11.27%		(14.40)%		7.02%		10.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,929		$15,174		$18,467		$20,846		$29,647		$30,048
Ratio of expenses to average net assets:
After waivers (a)(f)	0.28	%(j)	0.29	%(m)	0.28	%(m)	0.26	%(k)	0.25	%(o)	0.27	%(j)
Before waivers (a)(f)	0.28%		0.29%		0.29%		0.26%		0.25%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.19%		2.27%		1.97%		1.36%		0.92%		1.15%
Before waivers (a)(f)(x)	0.19%		2.27%		1.96%		1.36%		0.92%		1.15%
Portfolio turnover rate^	4	%(z)	13%		9%		10%		27%		23%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class IB and 0.84% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.07% for Class IB and 0.82% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB and 0.85% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.06% for Class IB and 0.81% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (51.1%)
1290 Avantis® U.S. Large Cap Growth Fund‡	1,406,066	$27,376,112
1290 VT Equity Income Portfolio‡	9,936,915	50,567,620
1290 VT GAMCO Small Company Value Portfolio‡	573,415	42,606,721
1290 VT Micro Cap Portfolio‡	3,486,230	35,367,878
1290 VT Small Cap Value Portfolio‡	3,089,968	36,517,656
ATM International Managed Volatility Portfolio‡	26,647,753	313,397,529
ATM Large Cap Managed Volatility Portfolio‡	46,372,818	682,898,428
ATM Mid Cap Managed Volatility Portfolio‡	12,766,702	99,363,991
ATM Small Cap Managed Volatility Portfolio‡	19,479,336	201,502,345
EQ/AB Small Cap Growth Portfolio‡	6,170,820	106,964,964
EQ/American Century Mid Cap Value Portfolio‡	903,231	20,087,647
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	8,258,501	101,793,740
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,107,993	28,594,861
EQ/Global Equity Managed Volatility Portfolio‡	6,230,950	108,621,344
EQ/International Core Managed Volatility Portfolio‡	6,079,667	74,763,578
EQ/International Equity Index Portfolio‡	686,024	8,982,124
EQ/International Value Managed Volatility Portfolio‡	7,507,578	111,155,857
EQ/Janus Enterprise Portfolio‡	1,752,191	40,957,319
EQ/JPMorgan Growth Stock Portfolio*‡	665,217	54,000,483
EQ/JPMorgan Value Opportunities Portfolio‡	2,538,356	51,053,740
EQ/Large Cap Core Managed Volatility Portfolio‡	10,903,221	121,662,401
EQ/Large Cap Value Managed Volatility Portfolio‡	3,652,386	67,942,442
EQ/Loomis Sayles Growth Portfolio*‡	4,293,240	54,700,157
EQ/MFS International Growth Portfolio‡	14,185,288	121,236,017
EQ/Morgan Stanley Small Cap Growth Portfolio‡	6,445,921	59,556,724
EQ/Value Equity Portfolio‡	2,126,055	50,339,391

Total Equity		2,672,011,069

Fixed Income (48.8%)
1290 Diversified Bond Fund‡	15,179,939	127,207,886
1290 VT DoubleLine Opportunistic Bond Portfolio‡	21,814,287	191,728,709
1290 VT High Yield Bond Portfolio‡	5,701,714	52,757,565
EQ/Core Bond Index Portfolio‡	47,969,647	458,844,636
EQ/Core Plus Bond Portfolio‡	43,770,313	153,725,951
EQ/Intermediate Government Bond Portfolio‡	56,290,834	552,921,181
EQ/Long-Term Bond Portfolio‡	54,485,508	369,332,080
EQ/PIMCO Ultra Short Bond Portfolio‡	23,783,506	239,268,440
EQ/Quality Bond PLUS Portfolio‡	19,259,580	152,376,216
Multimanager Core Bond Portfolio‡	29,454,277	255,446,986

Total Fixed Income		2,553,609,650

Total Investments in Securities (99.9%) (Cost $4,721,684,900)		5,225,620,719
Other Assets Less Liabilities (0.1%)		3,062,842

Net Assets (100%)		$5,228,683,561

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis® U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	1,406,066	26,537,411	1,353,937	(1,943,017)	161,316	1,266,465	27,376,112	—	—
1290 VT Equity Income Portfolio	9,936,915	54,195,034	2,009,187	(9,117,040)	563,078	2,917,361	50,567,620	—	—
1290 VT GAMCO Small Company Value Portfolio	573,415	47,357,737	7,874	(5,886,034)	1,880,317	(753,173)	42,606,721	—	—
1290 VT Micro Cap Portfolio	3,486,230	37,125,844	1,305,687	(2,084,358)	(24,091)	(955,204)	35,367,878	—	—
1290 VT Small Cap Value Portfolio	3,089,968	41,646,678	6,562	(5,155,028)	409,181	(389,737)	36,517,656	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM International Managed Volatility Portfolio	26,647,753	294,465,895	6,552,499	(27,240,228)	1,613,126	38,006,237	313,397,529	—	—
ATM Large Cap Managed Volatility Portfolio	46,372,818	668,753,136	39,857,621	(39,442,467)	(549,288)	14,279,426	682,898,428	—	—
ATM Mid Cap Managed Volatility Portfolio	12,766,702	97,274,477	11,417,063	(6,253,074)	3,265	(3,077,740)	99,363,991	—	—
ATM Small Cap Managed Volatility Portfolio	19,479,336	210,982,096	13,737,623	(13,788,830)	(52,799)	(9,375,745)	201,502,345	—	—
EQ/AB Small Cap Growth Portfolio	6,170,820	107,462,940	6,617,500	(6,413,409)	18,710	(720,777)	106,964,964	—	—
EQ/American Century Mid Cap Value Portfolio	903,231	22,035,483	2,625	(2,462,011)	(19,941)	531,491	20,087,647	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	8,258,501	107,123,905	15,312	(5,611,733)	121,091	145,165	101,793,740	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	2,107,993	33,755,035	5,686	(3,684,358)	150,903	(1,632,405)	28,594,861	—	—
EQ/Global Equity Managed Volatility Portfolio	6,230,950	107,248,321	18,374	(6,734,080)	(97,826)	8,186,555	108,621,344	—	—
EQ/International Core Managed Volatility Portfolio	6,079,667	71,953,371	12,249	(7,989,386)	2,018,978	8,768,366	74,763,578	—	—
EQ/International Equity Index Portfolio	686,024	7,497,970	—	—	—	1,484,154	8,982,124	—	—
EQ/International Value Managed Volatility Portfolio	7,507,578	103,037,605	18,375	(7,734,080)	501,217	15,332,740	111,155,857	—	—
EQ/Janus Enterprise Portfolio	1,752,191	39,438,475	4,106,562	(4,405,028)	(64,718)	1,882,028	40,957,319	—	—
EQ/JPMorgan Growth Stock Portfolio*	665,217	52,762,629	3,407,876	(5,736,034)	347,415	3,218,597	54,000,483	—	—
EQ/JPMorgan Value Opportunities Portfolio	2,538,356	54,496,646	5,009,187	(10,817,040)	116,168	2,248,779	51,053,740	—	—
EQ/Large Cap Core Managed Volatility Portfolio	10,903,221	126,576,992	20,125	(7,375,421)	(397,071)	2,837,776	121,662,401	—	—
EQ/Large Cap Value Managed Volatility Portfolio	3,652,386	74,707,923	5,513,125	(13,810,057)	1,177,814	353,637	67,942,442	—	—
EQ/Loomis Sayles Growth Portfolio*	4,293,240	55,455,752	2,007,874	(7,836,034)	(185,819)	5,258,384	54,700,157	—	—
EQ/MFS International Growth Portfolio	14,185,288	122,829,824	7,021,000	(26,896,091)	4,965,501	13,315,783	121,236,017	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	6,445,921	57,548,170	5,508,749	(5,206,705)	(525)	1,707,035	59,556,724	—	—
EQ/Value Equity Portfolio	2,126,055	53,806,592	5,309,188	(11,817,040)	2,544,601	496,050	50,339,391	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Fixed Income
1290 Diversified Bond Fund	15,179,939	131,708,770	5,754,777	(14,516,762)	(376,371)	4,637,472	127,207,886	5,732,902	—
1290 VT DoubleLine Opportunistic Bond Portfolio	21,814,287	197,511,801	6,082,374	(19,564,807)	(1,058,443)	8,757,784	191,728,709	—	—
1290 VT High Yield Bond Portfolio	5,701,714	54,988,250	8,750	(4,706,705)	7,058	2,460,212	52,757,565	—	—
EQ/Core Bond Index Portfolio	47,969,647	478,800,507	17,027,872	(55,339,671)	15,579	18,340,349	458,844,636	—	—
EQ/Core Plus Bond Portfolio	43,770,313	156,006,093	3,576,249	(14,620,114)	(1,035,287)	9,799,010	153,725,951	—	—
EQ/Intermediate Government Bond Portfolio	56,290,834	579,985,216	22,243,623	(68,811,739)	3,310	19,500,771	552,921,181	—	—
EQ/Long-Term Bond Portfolio	54,485,508	371,890,596	11,061,247	(25,046,932)	(3,629,757)	15,056,926	369,332,080	—	—
EQ/PIMCO Ultra Short Bond Portfolio	23,783,506	254,242,406	8,541,125	(29,071,512)	(403,789)	5,960,210	239,268,440	—	—
EQ/Quality Bond PLUS Portfolio	19,259,580	160,771,118	5,776,249	(20,120,114)	(1,088,151)	7,037,114	152,376,216	—	—
Multimanager Core Bond Portfolio	29,454,277	263,488,903	13,244,905	(27,333,523)	(2,185,722)	8,232,423	255,446,986	4,493,005	—

Total		5,325,469,601	214,159,031	(524,570,462)	5,449,030	205,113,519	5,225,620,719	10,225,907	—

*	Non-income producing.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$154,583,998	$5,071,036,721	$—	$5,225,620,719

Total Assets	$154,583,998	$5,071,036,721	$—	$5,225,620,719

Total Liabilities	$—	$—	$—	$—

Total	$154,583,998	$5,071,036,721	$—	$5,225,620,719

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$214,159,031
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$524,570,462

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$859,287,837
Aggregate gross unrealized depreciation	(377,950,928)

Net unrealized appreciation	$481,336,909

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,744,283,810

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $4,721,684,900)	$5,225,620,719
Cash	5,974,697
Receivable for securities sold	2,064,183
Dividends, interest and other receivables	861,879
Receivable for Portfolio shares sold	831,019
Other assets	56,953

Total assets	5,235,409,450

LIABILITIES
Payable for Portfolio shares repurchased	4,509,460
Distribution fees payable – Class IB	697,738
Administrative fees payable	506,777
Investment management fees payable	391,536
Distribution fees payable – Class IA	315,274
Accrued expenses	305,104

Total liabilities	6,725,889

Commitments and contingent liabilities^
NET ASSETS	$5,228,683,561

Net assets were comprised of:
Paid in capital	$4,512,955,242
Total distributable earnings (loss)	715,728,319

Net assets	$5,228,683,561

Class IA
Net asset value, offering and redemption price per share, $1,557,603,302 / 123,911,790 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.57

Class IB
Net asset value, offering and redemption price per share, $3,440,810,353 / 277,186,017 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.41

Class K
Net asset value, offering and redemption price per share, $230,269,906 / 18,279,286 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.60

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$10,225,907
Interest	113,406

Total income	10,339,313

EXPENSES
Distribution fees – Class IB	4,251,097
Administrative fees	3,215,043
Investment management fees	2,381,785
Distribution fees – Class IA	1,912,197
Printing and mailing expenses	183,186
Professional fees	127,389
Custodian fees	127,045
Trustees’ fees	86,927
Miscellaneous	39,266

Total expenses	12,323,935

NET INVESTMENT INCOME (LOSS)	(1,984,622)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($5,449,030 realized gain (loss) from affiliates)	5,449,144
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	205,113,519

NET REALIZED AND UNREALIZED GAIN (LOSS)	210,562,663

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$208,578,041

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,984,622)	$114,449,586
Net realized gain (loss)	5,449,144	396,059,115
Net change in unrealized appreciation (depreciation)	205,113,519	(86,490,315)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	208,578,041	424,018,386

Distributions to shareholders:
Class IA	—	(104,450,183)
Class IB	—	(236,806,545)
Class K	—	(16,344,772)

Total distributions to shareholders	—	(357,601,500)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,240,048 and 1,892,332 shares, respectively ]	15,021,174	23,561,373
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,510,387 shares, respectively ]	—	104,450,183
Capital shares repurchased [ (7,600,895) and (15,939,643) shares, respectively ]	(92,140,461)	(199,753,595)

Total Class IA transactions	(77,119,287)	(71,742,039)

Class IB
Capital shares sold [ 4,629,240 and 10,162,602 shares, respectively ]	55,399,675	125,154,224
Capital shares issued in reinvestment of dividends and distributions [ 0 and 19,535,032 shares, respectively ]	—	236,806,545
Capital shares repurchased [ (22,640,238) and (46,858,959) shares, respectively ]	(271,523,800)	(578,599,492)

Total Class IB transactions	(216,124,125)	(216,638,723)

Class K
Capital shares sold [ 219,555 and 514,720 shares, respectively ]	2,630,247	6,380,010
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,330,521 shares, respectively ]	—	16,344,772
Capital shares repurchased [ (1,647,210) and (3,293,153) shares, respectively ]	(20,139,920)	(41,428,586)

Total Class K transactions	(17,509,673)	(18,703,804)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(310,753,085)	(307,084,566)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(102,175,044)	(240,667,680)
NET ASSETS:
Beginning of period	5,330,858,605	5,571,526,285

End of period	$5,228,683,561	$5,330,858,605

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IA			2024		2023		2022		2021		2020
Net asset value, beginning of period	$12.07		$11.96		$11.09		$14.48		$14.57		$14.06

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.26		0.20		0.14		0.11		0.12
Net realized and unrealized gain (loss)	0.51		0.69		1.16		(2.40)		1.09		1.44

Total from investment operations	0.50		0.95		1.36		(2.26)		1.20		1.56

Less distributions:
Dividends from net investment income	—		(0.34)		(0.23)		(0.15)		(0.39)		(0.31)
Distributions from net realized gains	—		(0.50)		(0.26)		(0.98)		(0.90)		(0.74)

Total dividends and distributions	—		(0.84)		(0.49)		(1.13)		(1.29)		(1.05)

Net asset value, end of period	$12.57		$12.07		$11.96		$11.09		$14.48		$14.57

Total return (b)	4.14%		7.91%		12.35%		(15.47)%		8.35%		11.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,557,603		$1,572,932		$1,624,820		$1,579,282		$2,021,935		$2,005,206
Ratio of expenses to average net assets (a)(f)	0.49	%(j)	0.49	%(k)	0.51	%(o)	0.49	%(j)	0.48	%(jj)	0.49	%(k)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.09)%		2.07%		1.69%		1.12%		0.70%		0.89%
Portfolio turnover rate^	4	%(z)	13%		9%		10%		25%		22%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022		2021		2020
Net asset value, beginning of period	$11.92		$11.82		$10.97		$14.34		$14.43		$13.94

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.25		0.19		0.14		0.10		0.12
Net realized and unrealized gain (loss)	0.50		0.69		1.15		(2.38)		1.10		1.42

Total from investment operations	0.49		0.94		1.34		(2.24)		1.20		1.54

Less distributions:
Dividends from net investment income	—		(0.34)		(0.23)		(0.15)		(0.39)		(0.31)
Distributions from net realized gains	—		(0.50)		(0.26)		(0.98)		(0.90)		(0.74)

Total dividends and distributions	—		(0.84)		(0.49)		(1.13)		(1.29)		(1.05)

Net asset value, end of period	$12.41		$11.92		$11.82		$10.97		$14.34		$14.43

Total return (b)	4.11%		7.92%		12.31%		(15.48)%		8.43%		11.27%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,440,810		$3,519,766		$3,693,421		$3,726,401		$4,956,863		$5,024,535
Ratio of expenses to average net assets (a)(f)	0.49	%(j)	0.49	%(k)	0.51	%(o)	0.49	%(j)	0.48	%(jj)	0.49	%(k)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.09)%		2.06%		1.66%		1.09%		0.69%		0.88%
Portfolio turnover rate^	4	%(z)	13%		9%		10%		25%		22%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024		2023		2022		2021		2020
Net asset value, beginning of period	$12.09		$11.97		$11.10		$14.49		$14.57		$14.07

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.01	†	0.28		0.23		0.17		0.14		0.16
Net realized and unrealized gain (loss)	0.50		0.71		1.16		(2.40)		1.11		1.42

Total from investment operations	0.51		0.99		1.39		(2.23)		1.25		1.58

Less distributions:
Dividends from net investment income	—		(0.37)		(0.26)		(0.18)		(0.43)		(0.34)
Distributions from net realized gains	—		(0.50)		(0.26)		(0.98)		(0.90)		(0.74)

Total dividends and distributions	—		(0.87)		(0.52)		(1.16)		(1.33)		(1.08)

Net asset value, end of period	$12.60		$12.09		$11.97		$11.10		$14.49		$14.57

Total return (b)	4.22%		8.25%		12.61%		(15.24)%		8.68%		11.49%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$230,270		$238,161		$253,286		$247,941		$316,250		$312,558
Ratio of expenses to average net assets (a)(f)	0.24	%(j)	0.24	%(k)	0.26	%(o)	0.24	%(j)	0.23	%(jj)	0.24	%(k)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	0.16%		2.28%		1.94%		1.38%		0.95%		1.13%
Portfolio turnover rate^	4	%(z)	13%		9%		10%		25%		22%
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.07% for Class IA, 1.07% for Class IB and 0.82% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.08% for Class IA, 1.08% for Class IB and 0.83% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class IA, 1.10% for Class IB and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.06% for Class IA, 1.06% for Class IB and 0.81% for Class K.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (71.2%)
1290 Avantis® U.S. Large Cap Growth Fund‡	2,219,488	$43,213,423
1290 VT Equity Income Portfolio‡	20,748,683	105,587,248
1290 VT GAMCO Small Company Value Portfolio‡	1,329,242	98,767,339
1290 VT Micro Cap Portfolio‡	7,101,537	72,045,247
1290 VT Small Cap Value Portfolio‡	5,542,243	65,498,977
ATM International Managed Volatility Portfolio‡	44,830,108	527,235,651
ATM Large Cap Managed Volatility Portfolio‡	80,898,157	1,191,327,717
ATM Mid Cap Managed Volatility Portfolio‡	14,684,015	114,286,550
ATM Small Cap Managed Volatility Portfolio‡	44,710,338	462,502,321
EQ/AB Small Cap Growth Portfolio‡	12,681,452	219,820,230
EQ/American Century Mid Cap Value Portfolio‡	1,062,908	23,638,811
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	13,996,071	172,514,662
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	4,937,087	66,971,450
EQ/Global Equity Managed Volatility Portfolio‡	10,904,157	190,087,267
EQ/International Core Managed Volatility Portfolio‡	10,346,400	127,232,936
EQ/International Equity Index Portfolio‡	682,937	8,941,700
EQ/International Value Managed Volatility Portfolio‡	12,785,669	189,302,343
EQ/Janus Enterprise Portfolio‡	2,008,551	46,949,712
EQ/JPMorgan Growth Stock Portfolio*‡	1,021,907	82,955,613
EQ/JPMorgan Value Opportunities Portfolio‡	5,302,660	106,651,945
EQ/Large Cap Core Managed Volatility Portfolio‡	19,581,331	218,496,150
EQ/Large Cap Value Managed Volatility Portfolio‡	7,511,365	139,727,978
EQ/Loomis Sayles Growth Portfolio*‡	6,578,815	83,820,664
EQ/MFS International Growth Portfolio‡	24,788,595	211,858,256
EQ/Morgan Stanley Small Cap Growth Portfolio‡	13,289,771	122,790,090
EQ/Value Equity Portfolio‡	4,447,195	105,297,896

Total Equity		4,797,522,176

Fixed Income (28.8%)
1290 Diversified Bond Fund‡	11,530,207	96,623,139
1290 VT DoubleLine Opportunistic Bond Portfolio‡	16,572,605	145,658,854
1290 VT High Yield Bond Portfolio‡	4,151,574	38,414,223
EQ/Core Bond Index Portfolio‡	33,340,027	318,907,765
EQ/Core Plus Bond Portfolio‡	33,009,546	115,933,003
EQ/Intermediate Government Bond Portfolio‡	39,691,386	389,871,781
EQ/Long-Term Bond Portfolio‡	50,825,754	344,524,295
EQ/PIMCO Ultra Short Bond Portfolio‡	17,550,630	176,564,041
EQ/Quality Bond PLUS Portfolio‡	14,617,712	115,651,101
Multimanager Core Bond Portfolio‡	22,321,654	193,588,158

Total Fixed Income		1,935,736,360

Total Investments in Securities (100.0%) (Cost $5,511,422,542)		6,733,258,536
Other Assets Less Liabilities (0.0%)†		2,208,892

Net Assets (100%)		$6,735,467,428

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis® U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	2,219,488	43,297,871	2,300,001	(4,677,987)	431,844	1,861,694	43,213,423	—	—
1290 VT Equity Income Portfolio	20,748,683	107,918,511	—	(9,289,558)	52,188	6,906,107	105,587,248	—	—
1290 VT GAMCO Small Company Value Portfolio	1,329,242	105,904,982	—	(9,833,960)	1,633,691	1,062,626	98,767,339	—	—
1290 VT Micro Cap Portfolio	7,101,537	76,933,480	2,200,001	(5,011,571)	14,546	(2,091,209)	72,045,247	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Small Cap Value Portfolio	5,542,243	74,022,162	—	(8,555,973)	576,202	(543,414)	65,498,977	—	—
ATM International Managed Volatility Portfolio	44,830,108	496,496,161	999,999	(36,219,988)	1,818,321	64,141,158	527,235,651	—	—
ATM Large Cap Managed Volatility Portfolio	80,898,157	1,216,263,073	34,800,000	(78,818,340)	(1,609,254)	20,692,238	1,191,327,717	—	—
ATM Mid Cap Managed Volatility Portfolio	14,684,015	115,016,346	11,000,000	(7,745,155)	(85,057)	(3,899,584)	114,286,550	—	—
ATM Small Cap Managed Volatility Portfolio	44,710,338	520,464,555	6,300,001	(36,936,593)	122,611	(27,448,253)	462,502,321	—	—
EQ/AB Small Cap Growth Portfolio	12,681,452	222,156,814	12,700,000	(13,667,920)	(475,828)	(892,836)	219,820,230	—	—
EQ/American Century Mid Cap Value Portfolio	1,062,908	23,114,039	3,000,000	(3,366,792)	40,868	850,696	23,638,811	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	13,996,071	183,048,944	—	(10,934,336)	240,395	159,659	172,514,662	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	4,937,087	77,282,984	—	(7,011,571)	(45,417)	(3,254,546)	66,971,450	—	—
EQ/Global Equity Managed Volatility Portfolio	10,904,157	195,249,782	—	(19,528,927)	37,926	14,328,486	190,087,267	—	—
EQ/International Core Managed Volatility Portfolio	10,346,400	117,907,136	—	(8,428,551)	1,131,658	16,622,693	127,232,936	—	—
EQ/International Equity Index Portfolio	682,937	7,464,225	—	—	—	1,477,475	8,941,700	—	—
EQ/International Value Managed Volatility Portfolio	12,785,669	175,012,940	—	(12,528,928)	336,580	26,481,751	189,302,343	—	—
EQ/Janus Enterprise Portfolio	2,008,551	43,213,266	7,199,999	(5,961,383)	185,833	2,311,997	46,949,712	—	—
EQ/JPMorgan Growth Stock Portfolio*	1,021,907	76,845,012	5,699,999	(5,105,973)	115,411	5,401,164	82,955,613	—	—
EQ/JPMorgan Value Opportunities Portfolio	5,302,660	108,584,270	6,599,999	(13,289,557)	(256,391)	5,013,624	106,651,945	—	—
EQ/Large Cap Core Managed Volatility Portfolio	19,581,331	228,724,378	—	(14,579,115)	(789,179)	5,140,066	218,496,150	—	—
EQ/Large Cap Value Managed Volatility Portfolio	7,511,365	146,363,444	5,900,002	(15,595,343)	(111,042)	3,170,917	139,727,978	—	—
EQ/Loomis Sayles Growth Portfolio*	6,578,815	80,892,448	3,500,000	(8,355,973)	(206,414)	7,990,603	83,820,664	—	—
EQ/MFS International Growth Portfolio	24,788,595	207,832,057	10,900,000	(37,879,115)	8,247,988	22,757,326	211,858,256	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	13,289,771	124,385,794	6,200,000	(10,483,960)	362,981	2,325,275	122,790,090	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Value Equity Portfolio	4,447,195	107,233,416	6,300,000	(14,289,557)	2,137,720	3,916,317	105,297,896	—	—
Fixed Income
1290 Diversified Bond Fund	11,530,207	99,692,394	5,322,212	(11,633,960)	(218,237)	3,460,730	96,623,139	4,322,212	—
1290 VT DoubleLine Opportunistic Bond Portfolio	16,572,605	152,164,883	6,049,999	(18,423,141)	(707,563)	6,574,676	145,658,854	—	—
1290 VT High Yield Bond Portfolio	4,151,574	40,776,555	500,001	(4,633,584)	18,692	1,752,559	38,414,223	—	—
EQ/Core Bond Index Portfolio	33,340,027	340,289,503	14,500,000	(48,774,270)	562,264	12,330,268	318,907,765	—	—
EQ/Core Plus Bond Portfolio	33,009,546	121,541,973	3,099,999	(15,422,953)	(211,074)	6,925,058	115,933,003	—	—
EQ/Intermediate Government Bond Portfolio	39,691,386	417,999,217	18,800,000	(60,852,444)	29,453	13,895,555	389,871,781	—	—
EQ/Long-Term Bond Portfolio	50,825,754	351,264,981	12,100,000	(29,441,062)	(569,101)	11,169,477	344,524,295	—	—
EQ/PIMCO Ultra Short Bond Portfolio	17,550,630	192,100,195	7,150,001	(26,828,927)	(281,067)	4,423,839	176,564,041	—	—
EQ/Quality Bond PLUS Portfolio	14,617,712	123,818,166	4,999,999	(17,722,953)	(752,404)	5,308,293	115,651,101	—	—
Multimanager Core Bond Portfolio	22,321,654	203,743,348	11,493,319	(26,267,920)	(1,236,064)	5,855,475	193,588,158	3,431,609	—

Total		6,925,019,305	209,615,531	(658,097,340)	10,543,080	246,177,960	6,733,258,536	7,753,821	—

*	Non-income producing.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$139,836,562	$6,593,421,974	$—	$6,733,258,536

Total Assets	$139,836,562	$6,593,421,974	$—	$6,733,258,536

Total Liabilities	$—	$—	$—	$—

Total	$139,836,562	$6,593,421,974	$—	$6,733,258,536

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$209,615,531
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$658,097,340

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,453,361,941
Aggregate gross unrealized depreciation	(298,632,872)

Net unrealized appreciation	$1,154,729,069

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,578,529,467

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $5,511,422,542)	$6,733,258,536
Cash	3,988,026
Receivable for securities sold	5,661,456
Dividends, interest and other receivables	660,068
Receivable for Portfolio shares sold	484,844
Other assets	72,309

Total assets	6,744,125,239

LIABILITIES
Payable for Portfolio shares repurchased	5,781,407
Distribution fees payable – Class IB	1,353,750
Administrative fees payable	650,881
Investment management fees payable	497,435
Accrued expenses	374,338

Total liabilities	8,657,811

Commitments and contingent liabilities^
NET ASSETS	$6,735,467,428

Net assets were comprised of:
Paid in capital	$5,177,913,967
Total distributable earnings (loss)	1,557,553,461

Net assets	$6,735,467,428

Class IB
Net asset value, offering and redemption price per share, $6,692,325,985 / 676,325,427 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.90

Class K
Net asset value, offering and redemption price per share, $43,141,443 / 4,351,940 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.91

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$7,753,821
Interest	123,452

Total income	7,877,273

EXPENSES
Distribution fees – Class IB	8,249,976
Administrative fees	4,138,810
Investment management fees	3,031,049
Printing and mailing expenses	234,687
Professional fees	156,171
Custodian fees	113,830
Trustees’ fees	112,569
Miscellaneous	49,517

Total expenses	16,086,609

NET INVESTMENT INCOME (LOSS)	(8,209,336)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	10,543,080
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	246,177,960

NET REALIZED AND UNREALIZED GAIN (LOSS)	256,721,040

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$248,511,704

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(8,209,336)	$115,226,347
Net realized gain (loss)	10,543,080	696,868,222
Net change in unrealized appreciation (depreciation)	246,177,960	(82,681,672)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	248,511,704	729,412,897

Distributions to shareholders:
Class IB	—	(551,177,788)
Class K	—	(4,008,500)

Total distributions to shareholders	—	(555,186,288)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 393,113 shares, respectively ]	—	3,748,909
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (20,598,780) shares, respectively ]	—	(202,598,768)
Capital shares repurchased [ 0 and (1,102,142) shares, respectively ]	—	(10,519,941)

Total Class IA transactions	—	(209,369,800)

Class IB
Capital shares sold [ 5,246,746 and 10,755,772 shares, respectively ]	49,927,799	106,380,645
Capital shares issued in connection with share class combination (Note 1) [ 0 and 20,586,971 shares, respectively ]	—	202,598,768
Capital shares issued in reinvestment of dividends and distributions [ 0 and 56,668,720 shares, respectively ]	—	551,177,788
Capital shares repurchased [ (50,975,644) and (99,808,424) shares, respectively ]	(485,362,907)	(986,512,423)

Total Class IB transactions	(435,435,108)	(126,355,222)

Class K
Capital shares sold [ 47,488 and 126,700 shares, respectively ]	447,300	1,245,747
Capital shares issued in reinvestment of dividends and distributions [ 0 and 411,835 shares, respectively ]	—	4,008,500
Capital shares repurchased [ (785,096) and (901,999) shares, respectively ]	(7,463,173)	(8,960,103)

Total Class K transactions	(7,015,873)	(3,705,856)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(442,450,981)	(339,430,878)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(193,939,277)	(165,204,269)
NET ASSETS:
Beginning of period	6,929,406,705	7,094,610,974

End of period	$6,735,467,428	$6,929,406,705

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022		2021		2020
Net asset value, beginning of period	$9.53		$9.33		$8.47		$11.61		$11.52		$11.09

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.16		0.12		0.09		0.08		0.09
Net realized and unrealized gain (loss)	0.38		0.84		1.16		(2.10)		1.35		1.42

Total from investment operations	0.37		1.00		1.28		(2.01)		1.43		1.51

Less distributions:
Dividends from net investment income	—		(0.24)		(0.15)		(0.10)		(0.42)		(0.27)
Distributions from net realized gains	—		(0.56)		(0.27)		(1.03)		(0.92)		(0.81)

Total dividends and distributions	—		(0.80)		(0.42)		(1.13)		(1.34)		(1.08)

Net asset value, end of period	$9.90		$9.53		$9.33		$8.47		$11.61		$11.52

Total return (b)	3.88%		10.75%		15.36%		(17.08)%		12.67%		14.13%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,692,326		$6,880,877		$6,845,088		$6,684,718		$8,960,367		$8,774,906
Ratio of expenses to average net assets (a)(f)	0.49	%(j)	0.49	%(j)	0.50	%(k)	0.49	%(o)	0.48	%(jj)	0.49	%(j)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.25)%		1.65%		1.33%		0.90%		0.63%		0.79%
Portfolio turnover rate^	3	%(z)	15%		8%		9%		23%		21%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024		2023		2022		2021		2020
Net asset value, beginning of period	$9.54		$9.33		$8.47		$11.61		$11.52		$11.09

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.18		0.14		0.12		0.11		0.11
Net realized and unrealized gain (loss)	0.37		0.86		1.16		(2.11)		1.35		1.43

Total from investment operations	0.37		1.04		1.30		(1.99)		1.46		1.54

Less distributions:
Dividends from net investment income	—		(0.27)		(0.17)		(0.12)		(0.45)		(0.30)
Distributions from net realized gains	—		(0.56)		(0.27)		(1.03)		(0.92)		(0.81)

Total dividends and distributions	—		(0.83)		(0.44)		(1.15)		(1.37)		(1.11)

Net asset value, end of period	$9.91		$9.54		$9.33		$8.47		$11.61		$11.52

Total return (b)	3.88%		11.13%		15.62%		(16.86)%		12.95%		14.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$43,141		$48,529		$50,886		$52,619		$65,780		$66,068
Ratio of expenses to average net assets (a)(f)	0.24	%(j)	0.24	%(j)	0.25	%(k)	0.24	%(o)	0.23	%(jj)	0.24	%(j)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	—	%‡‡	1.84%		1.59%		1.18%		0.87%		0.99%
Portfolio turnover rate^	3	%(z)	15%		8%		9%		23%		21%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

‡‡	Amount is less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class IB and 0.87% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.13% for Class IB and 0.88% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class IB and 0.85% for Class K.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.09% for Class IB and 0.84% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (91.3%)
1290 Avantis® U.S. Large Cap Growth Fund‡	1,210,742	$23,573,144
1290 VT Equity Income Portfolio‡	13,893,938	70,704,378
1290 VT GAMCO Small Company Value Portfolio‡	1,034,751	76,885,651
1290 VT Micro Cap Portfolio‡	3,536,754	35,880,451
1290 VT Small Cap Value Portfolio‡	3,021,014	35,702,758
ATM International Managed Volatility Portfolio‡	27,921,568	328,378,553
ATM Large Cap Managed Volatility Portfolio‡	51,819,663	763,110,110
ATM Mid Cap Managed Volatility Portfolio‡	6,571,183	51,143,902
ATM Small Cap Managed Volatility Portfolio‡	22,735,583	235,186,317
EQ/AB Small Cap Growth Portfolio‡	6,563,249	113,767,324
EQ/American Century Mid Cap Value Portfolio‡	549,615	12,223,318
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	9,100,730	112,175,004
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,875,633	39,007,879
EQ/Global Equity Managed Volatility Portfolio‡	7,079,804	123,419,046
EQ/International Core Managed Volatility Portfolio‡	5,847,275	71,905,786
EQ/International Equity Index Portfolio‡	501,691	6,568,642
EQ/International Value Managed Volatility Portfolio‡	6,811,825	100,854,660
EQ/Janus Enterprise Portfolio‡	725,659	16,962,215
EQ/JPMorgan Growth Stock Portfolio*‡	550,662	44,701,208
EQ/JPMorgan Value Opportunities Portfolio‡	3,415,764	68,700,970
EQ/Large Cap Core Managed Volatility Portfolio‡	13,413,792	149,676,339
EQ/Large Cap Value Managed Volatility Portfolio‡	5,027,092	93,515,020
EQ/Loomis Sayles Growth Portfolio*‡	4,226,576	53,850,789
EQ/MFS International Growth Portfolio‡	16,277,133	139,114,178
EQ/Morgan Stanley Small Cap Growth Portfolio‡	6,561,143	60,621,314
EQ/Value Equity Portfolio‡	2,898,235	68,622,606

Total Equity		2,896,251,562

Fixed Income (8.7%)
1290 Diversified Bond Fund‡	1,651,373	13,838,506
1290 VT DoubleLine Opportunistic Bond Portfolio‡	2,352,228	20,674,049
1290 VT High Yield Bond Portfolio‡	595,780	5,512,707
EQ/Core Bond Index Portfolio‡	4,451,600	42,580,939
EQ/Core Plus Bond Portfolio‡	4,714,195	16,556,749
EQ/Intermediate Government Bond Portfolio‡	5,303,133	52,090,444
EQ/Long-Term Bond Portfolio‡	8,237,460	55,837,936
EQ/PIMCO Ultra Short Bond Portfolio‡	2,427,007	24,416,336
EQ/Quality Bond PLUS Portfolio‡	2,079,399	16,451,601
Multimanager Core Bond Portfolio‡	3,174,379	27,530,313

Total Fixed Income		275,489,580

Total Investments in Securities (100.0%) (Cost $2,413,825,990)		3,171,741,142
Other Assets Less Liabilities (0.0%)†		900,147

Net Assets (100%)		$3,172,641,289

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Avantis® U.S. Large Cap Growth Fund and 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	1,210,742	23,586,220	5,028	(1,060,296)	77,634	964,558	23,573,144	—	—
1290 VT Equity Income Portfolio	13,893,938	71,863,184	18,864	(5,826,111)	36,770	4,611,671	70,704,378	—	—
1290 VT GAMCO Small Company Value Portfolio	1,034,751	78,925,530	20,121	(4,241,185)	(307,866)	2,489,051	76,885,651	—	—
1290 VT Micro Cap Portfolio	3,536,754	39,487,992	10,900	(2,297,309)	(15,208)	(1,305,924)	35,880,451	—	—
1290 VT Small Cap Value Portfolio	3,021,014	37,597,785	9,221	(1,943,876)	6,065	33,563	35,702,758	—	—
ATM International Managed Volatility Portfolio	27,921,568	305,790,325	86,773	(18,290,110)	782,639	40,008,926	328,378,553	—	—
ATM Large Cap Managed Volatility Portfolio	51,819,663	794,242,953	194,086	(40,909,763)	(235,397)	9,818,231	763,110,110	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Mid Cap Managed Volatility Portfolio	6,571,183	56,771,786	14,672	(3,092,531)	(37,407)	(2,512,618)	51,143,902	—	—
ATM Small Cap Managed Volatility Portfolio	22,735,583	265,773,048	78,390	(16,522,950)	(13,813)	(14,128,358)	235,186,317	—	—
EQ/AB Small Cap Growth Portfolio	6,563,249	107,253,573	11,926,829	(5,654,913)	(136,165)	378,000	113,767,324	—	—
EQ/American Century Mid Cap Value Portfolio	549,615	12,445,583	2,515	(530,148)	(607)	305,975	12,223,318	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	9,100,730	117,569,427	27,247	(5,743,271)	116,365	205,236	112,175,004	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	2,875,633	43,046,394	10,899	(2,297,309)	(2,114)	(1,749,991)	39,007,879	—	—
EQ/Global Equity Managed Volatility Portfolio	7,079,804	120,966,410	30,601	(6,750,135)	35,526	9,136,644	123,419,046	—	—
EQ/International Core Managed Volatility Portfolio	5,847,275	66,140,945	20,121	(4,241,185)	319,373	9,666,532	71,905,786	—	—
EQ/International Equity Index Portfolio	501,691	6,126,942	—	(750,000)	251,905	939,795	6,568,642	—	—
EQ/International Value Managed Volatility Portfolio	6,811,825	93,021,097	30,600	(6,450,135)	115,933	14,137,165	100,854,660	—	—
EQ/Janus Enterprise Portfolio	725,659	17,608,836	5,868	(1,237,012)	(8,218)	592,741	16,962,215	—	—
EQ/JPMorgan Growth Stock Portfolio*	550,662	41,237,042	2,710,060	(2,120,592)	(638)	2,875,336	44,701,208	—	—
EQ/JPMorgan Value Opportunities Portfolio	3,415,764	69,927,609	18,864	(3,976,111)	3,911	2,726,697	68,700,970	—	—
EQ/Large Cap Core Managed Volatility Portfolio	13,413,792	154,283,688	36,470	(7,687,148)	(403,085)	3,446,414	149,676,339	—	—
EQ/Large Cap Value Managed Volatility Portfolio	5,027,092	96,976,217	25,152	(5,301,481)	(181,568)	1,996,700	93,515,020	—	—
EQ/Loomis Sayles Growth Portfolio*	4,226,576	53,164,078	10,060	(3,970,592)	(108,107)	4,755,350	53,850,789	—	—
EQ/MFS International Growth Portfolio	16,277,133	126,613,809	2,235,212	(8,672,074)	331,899	18,605,332	139,114,178	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	6,561,143	62,511,711	13,415	(2,827,457)	(26,998)	950,643	60,621,314	—	—
EQ/Value Equity Portfolio	2,898,235	69,023,761	18,863	(3,976,111)	445,167	3,110,926	68,622,606	—	—
Fixed Income
1290 Diversified Bond Fund	1,651,373	14,050,759	864,867	(1,533,580)	(34,966)	491,426	13,838,506	610,675	—
1290 VT DoubleLine Opportunistic Bond Portfolio	2,352,228	21,631,443	755,868	(2,537,012)	4,849	818,901	20,674,049	—	—
1290 VT High Yield Bond Portfolio	595,780	6,615,016	1,677	(1,353,432)	3,137	246,309	5,512,707	—	—
EQ/Core Bond Index Portfolio	4,451,600	45,630,080	1,311,737	(6,074,024)	6,431	1,706,715	42,580,939	—	—
EQ/Core Plus Bond Portfolio	4,714,195	17,310,759	355,030	(2,060,296)	(20,823)	972,079	16,556,749	—	—
EQ/Intermediate Government Bond Portfolio	5,303,133	56,017,539	1,614,672	(7,392,531)	11,435	1,839,329	52,090,444	—	—
EQ/Long-Term Bond Portfolio	8,237,460	57,381,408	15,511	(3,269,247)	(67,304)	1,777,568	55,837,936	—	—
EQ/PIMCO Ultra Short Bond Portfolio	2,427,007	26,646,726	256,707	(3,063,728)	(3,900)	580,531	24,416,336	—	—
EQ/Quality Bond PLUS Portfolio	2,079,399	17,579,277	504,611	(2,271,938)	2,645	637,006	16,451,601	—	—
Multimanager Core Bond Portfolio	3,174,379	29,069,736	1,404,945	(3,590,444)	(2,584)	648,660	27,530,313	488,107	—

Total		3,223,888,688	24,646,456	(199,516,037)	944,916	121,777,119	3,171,741,142	1,098,782	—

*	Non-income producing.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$37,411,650	$3,134,329,492	$—	$3,171,741,142

Total Assets	$37,411,650	$3,134,329,492	$—	$3,171,741,142

Total Liabilities	$—	$—	$—	$—

Total	$37,411,650	$3,134,329,492	$—	$3,171,741,142

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$24,646,456
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$199,516,037

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$782,544,468
Aggregate gross unrealized depreciation	(55,791,226)

Net unrealized appreciation	$726,753,242

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,444,987,900

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $2,413,825,990)	$3,171,741,142
Cash	2,950,276
Receivable for securities sold	472,945
Receivable for Portfolio shares sold	377,114
Dividends, interest and other receivables	99,400
Other assets	33,318

Total assets	3,175,674,195

LIABILITIES
Payable for Portfolio shares repurchased	1,643,420
Distribution fees payable – Class IB	633,078
Administrative fees payable	304,718
Investment management fees payable	239,982
Accrued expenses	211,708

Total liabilities	3,032,906

Commitments and contingent liabilities^
NET ASSETS	$3,172,641,289

Net assets were comprised of:
Paid in capital	$2,214,097,743
Total distributable earnings (loss)	958,543,546

Net assets	$3,172,641,289

Class IB
Net asset value, offering and redemption price per share, $3,147,701,345 / 291,119,157 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.81

Class K
Net asset value, offering and redemption price per share, $24,939,944 / 2,300,948 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.84

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,098,782
Interest	42,200

Total income	1,140,982

EXPENSES
Distribution fees – Class IB	3,835,845
Administrative fees	1,926,490
Investment management fees	1,453,934
Custodian fees	113,222
Printing and mailing expenses	111,123
Professional fees	83,493
Trustees’ fees	52,415
Miscellaneous	22,481

Total expenses	7,599,003

NET INVESTMENT INCOME (LOSS)	(6,458,021)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	944,916
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	121,777,119

NET REALIZED AND UNREALIZED GAIN (LOSS)	122,722,035

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$116,264,014

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(6,458,021)	$37,804,272
Net realized gain (loss)	944,916	355,304,379
Net change in unrealized appreciation (depreciation)	121,777,119	24,628,869

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	116,264,014	417,737,520

Distributions to shareholders:
Class IB	—	(236,637,463)
Class K	—	(2,022,851)

Total distributions to shareholders	—	(238,660,314)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 203,478 shares, respectively ]	—	2,102,974
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (7,708,608) shares, respectively ]	—	(81,572,915)
Capital shares repurchased [ 0 and (654,193) shares, respectively ]	—	(6,717,376)

Total Class IA transactions	—	(86,187,317)

Class IB
Capital shares sold [ 3,578,652 and 7,233,404 shares, respectively ]	37,052,874	76,952,574
Capital shares issued in connection with share class combination (Note 1) [ 0 and 7,706,586 shares, respectively ]	—	81,572,915
Capital shares issued in reinvestment of dividends and distributions [ 0 and 22,243,539 shares, respectively ]	—	236,637,463
Capital shares repurchased [ (19,628,215) and (39,057,216) shares, respectively ]	(203,134,029)	(415,903,301)

Total Class IB transactions	(166,081,155)	(20,740,349)

Class K
Capital shares sold [ 61,213 and 239,626 shares, respectively ]	608,486	2,536,297
Capital shares issued in reinvestment of dividends and distributions [ 0 and 189,936 shares, respectively ]	—	2,022,851
Capital shares repurchased [ (339,078) and (868,449) shares, respectively ]	(3,507,002)	(9,152,002)

Total Class K transactions	(2,898,516)	(4,592,854)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(168,979,671)	(111,520,520)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(52,715,657)	67,556,686
NET ASSETS:
Beginning of period	3,225,356,946	3,157,800,260

End of period	$3,172,641,289	$3,225,356,946

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022		2021		2020
Net asset value, beginning of period	$10.41		$9.86		$8.70		$12.51		$12.06		$11.50

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.13		0.10		0.07		0.07		0.08
Net realized and unrealized gain (loss)	0.42		1.23		1.47		(2.41)		1.95		1.61

Total from investment operations	0.40		1.36		1.57		(2.34)		2.02		1.69

Less distributions:
Dividends from net investment income	—		(0.23)		(0.13)		(0.08)		(0.53)		(0.31)
Distributions from net realized gains	—		(0.58)		(0.28)		(1.39)		(1.04)		(0.82)

Total dividends and distributions	—		(0.81)		(0.41)		(1.47)		(1.57)		(1.13)

Net asset value, end of period	$10.81		$10.41		$9.86		$8.70		$12.51		$12.06

Total return (b)	3.84%		13.73%		18.37%		(18.31)%		17.14%		15.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,147,701		$3,198,472		$3,047,571		$2,805,155		$3,712,223		$3,453,575
Ratio of expenses to average net assets (a)(f)	0.49	%(j)	0.49	%(j)	0.51	%(k)	0.49	%(o)	0.48	%(jj)	0.50	%(kk)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.42)%		1.18%		1.03%		0.72%		0.55%		0.71%
Portfolio turnover rate^	1	%(z)	15%		6%		7%		17%		16%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024		2023		2022		2021		2020
Net asset value, beginning of period	$10.43		$9.87		$8.70		$12.52		$12.07		$11.50

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.14		0.12		0.10		0.10		0.11
Net realized and unrealized gain (loss)	0.42		1.26		1.48		(2.42)		1.96		1.62

Total from investment operations	0.41		1.40		1.60		(2.32)		2.06		1.73

Less distributions:
Dividends from net investment income	—		(0.26)		(0.15)		(0.11)		(0.57)		(0.34)
Distributions from net realized gains	—		(0.58)		(0.28)		(1.39)		(1.04)		(0.82)

Total dividends and distributions	—		(0.84)		(0.43)		(1.50)		(1.61)		(1.16)

Net asset value, end of period	$10.84		$10.43		$9.87		$8.70		$12.52		$12.07

Total return (b)	3.93%		14.09%		18.76%		(18.16)%		17.41%		15.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$24,940		$26,885		$29,788		$28,391		$37,698		$36,152
Ratio of expenses to average net assets (a)(f)	0.24	%(j)	0.24	%(j)	0.26	%(k)	0.24	%(o)	0.23	%(jj)	0.25	%(kk)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.17)%		1.34%		1.26%		0.97%		0.78%		0.97%
Portfolio turnover rate^	1	%(z)	15%		6%		7%		17%		16%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.15% for Class IB and 0.90% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.18% for Class IB and 0.93% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.14% for Class IB and 0.89% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class IB and 0.87% for Class K.
(kk)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.16% for Class IB and 0.91% for Class K.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (19.3%)
iShares Core S&P U.S. Growth ETF	20,200	$3,038,080
iShares MSCI Global Min Vol Factor ETF	31,700	3,758,669
SPDR Portfolio Developed World ex-US ETF	85,900	3,478,091
Vanguard FTSE Emerging Markets ETF (x)	90,300	4,466,238

Total Equity		14,741,078

Fixed Income (13.6%)
iShares Broad USD High Yield Corporate Bond ETF	67,200	2,520,672
Vanguard Intermediate-Term Corporate Bond ETF (x)	15,900	1,318,428
Vanguard Total Bond Market ETF	88,400	6,508,892

Total Fixed Income		10,347,992

Total Exchange Traded Funds (32.9%) (Cost $22,394,639)		25,089,070

INVESTMENT COMPANIES:
Equity (21.0%)
1290 Avantis® U.S. Large Cap Growth Fund‡	62,367	1,214,279
1290 Essex Small Cap Growth Fund‡	208,258	2,917,693
1290 GAMCO Small/Mid Cap Value Fund‡	210,657	3,644,358
1290 SmartBeta Equity Fund‡	364,567	7,305,919
AB Small Cap Growth Portfolio*‡	13,621	989,041

Total Equity		16,071,290

Fixed Income (44.3%)
1290 Diversified Bond Fund‡	3,229,747	27,065,276
1290 High Yield Bond Fund‡	781,934	6,732,449

Total Fixed Income		33,797,725

Total Investment Companies (65.3%) (Cost $49,031,815)		49,869,015

SHORT-TERM INVESTMENTS:
Investment Companies (1.4%)
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	1,085,056	1,085,056

Total Short-Term Investments (1.4%) (Cost $1,085,056)		1,085,056

Total Investments in Securities (99.6%) (Cost $72,511,510)		76,043,141
Other Assets Less Liabilities (0.4%)		318,012

Net Assets (100%)		$76,361,153

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $5,070,972. This was collateralized by $4,085,849 of various U.S. Government Treasury Securities, ranging from 0.625% – 4.375%, maturing 1/15/26 – 8/15/44 and by cash of $1,085,056 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	62,367	1,260,322	21,589	(119,589)	10,192	41,765	1,214,279	—	—
1290 Essex Small Cap Growth Fund	208,258	3,065,154	205,700	(519,320)	45,644	120,515	2,917,693	—	—
1290 GAMCO Small/Mid Cap Value Fund	210,657	3,761,955	223,577	(390,160)	2,416	46,570	3,644,358	—	—
1290 SmartBeta Equity Fund	364,567	7,980,891	147,747	(1,384,675)	180,716	381,240	7,305,919	—	—
AB Small Cap Growth Portfolio*	13,621	963,866	132,879	(98,845)	6,189	(15,048)	989,041	—	—
Fixed Income
1290 Diversified Bond Fund	3,229,747	26,849,704	2,147,662	(2,833,065)	236	900,739	27,065,276	1,192,898	—
1290 High Yield Bond Fund	781,934	7,050,247	317,469	(728,334)	2,871	90,196	6,732,449	220,209	—

Total		50,932,139	3,196,623	(6,073,988)	248,264	1,565,977	49,869,015	1,413,107	—

*	Non-income producing.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$25,089,070	$—	$—	$25,089,070
Investment Companies
Investment Companies	49,869,015	—	—	49,869,015
Short-Term Investments
Investment Companies	1,085,056	—	—	1,085,056

Total Assets	$76,043,141	$—	$—	$76,043,141

Total Liabilities	$—	$—	$—	$—

Total	$76,043,141	$—	$—	$76,043,141

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$21,474,947
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$26,329,228

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,033,058
Aggregate gross unrealized depreciation	(2,637,726)

Net unrealized appreciation	$3,395,332

Federal income tax cost of investments in securities and derivative instruments, if applicable	$72,647,809

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $49,031,815)	$49,869,015
Unaffiliated Issuers (Cost $23,479,695)	26,174,126
Cash	1,529,832
Dividends, interest and other receivables	39,107
Receivable for Portfolio shares sold	22,895
Securities lending income receivable	636
Other assets	848

Total assets	77,636,459

LIABILITIES
Payable for return of collateral on securities loaned	1,085,056
Payable for Portfolio shares repurchased	102,684
Distribution fees payable – Class IB	15,070
Payable for securities purchased	13,510
Administrative fees payable	7,403
Investment management fees payable	7,009
Accrued expenses	44,574

Total liabilities	1,275,306

Commitments and contingent liabilities^
NET ASSETS	$76,361,153

Net assets were comprised of:
Paid in capital	$68,481,341
Total distributable earnings (loss)	7,879,812

Net assets	$76,361,153

Class IB
Net asset value, offering and redemption price per share, $74,615,763 / 5,844,134 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.77

Class K
Net asset value, offering and redemption price per share, $1,745,390 / 136,407 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.80

(x)	Includes value of securities on loan of $5,070,972.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends ($1,413,107 of dividend income received from affiliates)	$1,720,886
Interest	30,286
Securities lending (net)	4,279

Total income	1,755,451

EXPENSES
Distribution fees – Class IB	90,897
Investment management fees	56,978
Administrative fees	47,351
Custodian fees	31,489
Professional fees	21,842
Printing and mailing expenses	7,757
Trustees’ fees	1,277
Miscellaneous	1,807

Gross expenses	259,398
Less: Waiver from investment manager	(15,287)

Net expenses	244,111

NET INVESTMENT INCOME (LOSS)	1,511,340

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($248,264 realized gain (loss) from affiliates)	2,473,629
Net change in unrealized appreciation (depreciation) on investments in securities ($1,565,977 of change in unrealized appreciation (depreciation) from affiliates)	579,382

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,053,011

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,564,351

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,511,340	$2,437,115
Net realized gain (loss)	2,473,629	1,649,560
Net change in unrealized appreciation (depreciation)	579,382	1,239,315

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,564,351	5,325,990

Distributions to shareholders:
Class IB	—	(3,029,160)
Class K	—	(157,565)

Total distributions to shareholders	—	(3,186,725)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 327,968 and 1,139,886 shares, respectively ]	4,017,364	13,957,539
Capital shares issued in reinvestment of dividends [ 0 and 250,860 shares, respectively ]	—	3,029,160
Capital shares repurchased [ (691,428) and (1,094,995) shares, respectively ]	(8,415,293)	(13,529,966)

Total Class IB transactions	(4,397,929)	3,456,733

Class K
Capital shares sold [ 12,878 and 71,128 shares, respectively ]	158,524	886,923
Capital shares issued in reinvestment of dividends [ 0 and 13,037 shares, respectively ]	—	157,565
Capital shares repurchased [ (182,144) and (38,289) shares, respectively ]	(2,252,668)	(454,327)

Total Class K transactions	(2,094,144)	590,161

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,492,073)	4,046,894

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,927,722)	6,186,159
NET ASSETS:
Beginning of period	78,288,875	72,102,716

End of period	$76,361,153	$78,288,875

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022		2021		2020
Net asset value, beginning of period	$12.02		$11.68		$10.91		$13.04		$12.84		$11.88

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.24		0.39		0.29		0.18		0.08		0.12
Net realized and unrealized gain (loss)	0.51		0.46		0.78		(1.80)		1.20		1.42

Total from investment operations	0.75		0.85		1.07		(1.62)		1.28		1.54

Less distributions:
Dividends from net investment income	—		(0.39)		(0.30)		(0.20)		(0.08)		(0.12)
Distributions from net realized gains	—		(0.12)		—		(0.31)		(1.00)		(0.46)

Total dividends and distributions	—		(0.51)		(0.30)		(0.51)		(1.08)		(0.58)

Net asset value, end of period	$12.77		$12.02		$11.68		$10.91		$13.04		$12.84

Total return (b)	6.24%		7.25%		9.86%		(12.40)%		10.10%		13.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$74,616		$74,611		$69,065		$65,986		$73,621		$64,486
Ratio of expenses to average net assets:
After waivers (a)(f)	0.65	%(j)	0.65	%(j)	0.65	%(j)	0.99	%(k)	1.16	%(o)	1.16	%(o)
Before waivers (a)(f)	0.69%		0.69%		0.71%		1.07%		1.26%		1.32%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.97%		3.16%		2.56%		1.56	%(x)	0.60%		1.01%
Before waivers (a)(f)	3.93%		3.12%		2.49%		1.48	%(x)	0.51%		0.85%
Portfolio turnover rate^	28	%(z)	29%		62%		194	%(h)	131%		135%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024		2023		2022		2021		2020
Net asset value, beginning of period	$12.03		$11.69		$10.92		$13.05		$12.84		$11.88

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.25		0.43		0.31		0.20		0.11		0.15
Net realized and unrealized gain (loss)	0.52		0.45		0.79		(1.79)		1.21		1.42

Total from investment operations	0.77		0.88		1.10		(1.59)		1.32		1.57

Less distributions:
Dividends from net investment income	—		(0.42)		(0.33)		(0.23)		(0.11)		(0.15)
Distributions from net realized gains	—		(0.12)		—		(0.31)		(1.00)		(0.46)

Total dividends and distributions	—		(0.54)		(0.33)		(0.54)		(1.11)		(0.61)

Net asset value, end of period	$12.80		$12.03		$11.69		$10.92		$13.05		$12.84

Total return (b)	6.40%		7.50%		10.11%		(12.17)%		10.42%		13.36%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,745		$3,677		$3,038		$2,881		$3,397		$1,893
Ratio of expenses to average net assets:
After waivers (a)(f)	0.40	%(j)	0.40	%(j)	0.40	%(j)	0.74	%(k)	0.91	%(o)	0.91	%(o)
Before waivers (a)(f)	0.44%		0.44%		0.46%		0.82%		1.00%		1.08%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.18%		3.49%		2.78%		1.75	%(x)	0.84%		1.25%
Before waivers (a)(f)	4.15%		3.45%		2.72%		1.68	%(x)	0.75%		1.09%
Portfolio turnover rate^	28	%(z)	29%		62%		194	%(h)	131%		135%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.17% for Class IB and 0.92% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB and 0.95% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (23.1%)
iShares Core S&P U.S. Growth ETF	8,190	$1,231,776
iShares MSCI Global Min Vol Factor ETF	18,060	2,141,374
SPDR Portfolio Developed World ex-US ETF	29,630	1,199,719
Vanguard FTSE Emerging Markets ETF (x)	41,350	2,045,171

Total Equity		6,618,040

Fixed Income (6.6%)
iShares Broad USD High Yield Corporate Bond ETF	18,510	694,310
Vanguard Intermediate-Term Corporate Bond ETF	5,800	480,936
Vanguard Total Bond Market ETF	9,800	721,574

Total Fixed Income		1,896,820

Total Exchange Traded Funds (29.7%) (Cost $7,512,956)		8,514,860

INVESTMENT COMPANIES:
Investment Companies (68.6%)
Equity (37.6%)
1290 Avantis® U.S. Large Cap Growth Fund‡	42,554	828,520
1290 Essex Small Cap Growth Fund‡	130,167	1,823,638
1290 GAMCO Small/Mid Cap Value Fund‡	133,614	2,311,521
1290 SmartBeta Equity Fund‡	259,143	5,193,218
AB Small Cap Growth Portfolio*‡	8,420	611,359

Total Equity		10,768,256

Fixed Income (31.0%)
1290 Diversified Bond Fund‡	871,041	7,299,322
1290 High Yield Bond Fund‡	186,960	1,609,726

Total Fixed Income		8,909,048

Total Investment Companies (68.6%) (Cost $18,501,321)		19,677,304

SHORT-TERM INVESTMENTS:
Investment Companies (1.6%)
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	471,921	472,015

Total Short-Term Investments (1.6%) (Cost $472,025)		472,015

Total Investments in Securities (99.9%) (Cost $26,486,302)		28,664,179
Other Assets Less Liabilities (0.1%)		22,448

Net Assets (100%)		$28,686,627

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)

All or a portion of security is on loan at June 30, 2025, the Portfolio had loaned securities with a total value of $22,257. This was collateralized by $22,717 of various U.S. Government Treasury Securities, ranging from 0.625% - 4.375%, maturing 1/15/26 - 8/15/44.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	42,554	721,930	80,036	(14,657)	(1)	41,212	828,520	—	—
1290 Essex Small Cap Growth Fund	130,167	1,660,252	226,255	(181,153)	7,729	110,555	1,823,638	—	—
1290 GAMCO Small/Mid Cap Value Fund	133,614	2,030,445	279,500	(43,869)	(39)	45,484	2,311,521	—	—
1290 SmartBeta Equity Fund	259,143	4,735,900	380,588	(297,040)	(924)	374,694	5,193,218	—	—
AB Small Cap Growth Portfolio*	8,420	516,112	105,452	(11,059)	7	847	611,359	—	—
Fixed Income
1290 Diversified Bond Fund	871,041	5,021,872	2,172,749	(99,529)	(52)	204,282	7,299,322	271,697	—
1290 High Yield Bond Fund	186,960	1,422,191	195,997	(31,096)	—	22,634	1,609,726	47,547	—

Total		16,108,702	3,440,577	(678,403)	6,720	799,708	19,677,304	319,244	—

*	Non-income producing.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$8,514,860	$—	$—	$8,514,860
Investment Companies
Investment Companies	19,677,304	—	—	19,677,304
Short-Term Investments
Investment Companies	472,015	—	—	472,015

Total Assets	$28,664,179	$—	$—	$28,664,179

Total Liabilities	$—	$—	$—	$—

Total	$28,664,179	$—	$—	$28,664,179

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$9,088,059
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$7,195,345

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,714,990
Aggregate gross unrealized depreciation	(575,475)

Net unrealized appreciation	$2,139,515

Federal income tax cost of investments in securities and derivative instruments, if applicable	$26,524,664

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $18,501,321)	$19,677,304
Unaffiliated Issuers (Cost $7,984,981)	8,986,875
Cash	105,696
Dividends, interest and other receivables	10,433
Receivable for Portfolio shares sold	5,798
Receivable from investment manager	1,462
Securities lending income receivable	173
Other assets	301

Total assets	28,788,042

LIABILITIES
Payable for Portfolio shares repurchased	59,509
Distribution fees payable – Class IB	3,382
Payable for securities purchased	300
Accrued expenses	38,224

Total liabilities	101,415

Commitments and contingent liabilities^
NET ASSETS	$28,686,627

Net assets were comprised of:
Paid in capital	$25,487,338
Total distributable earnings (loss)	3,199,289

Net assets	$28,686,627

Class IB
Net asset value, offering and redemption price per share, $17,090,462 / 1,552,450 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.01

Class K
Net asset value, offering and redemption price per share, $11,596,165 / 1,051,831 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.02

(x)	Includes value of securities on loan of $22,257.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends ($319,244 of dividend income received from affiliates)	$421,409
Interest	2,361
Securities lending (net)	1,655

Total income	425,425

EXPENSES
Custodian fees	24,727
Professional fees	21,652
Investment management fees	19,505
Distribution fees – Class IB	18,833
Administrative fees	16,199
Printing and mailing expenses	6,004
Trustees’ fees	426
Miscellaneous	1,427

Gross expenses	108,773
Less: Waiver from investment manager	(35,704)
Reimbursement from investment manager	(9,349)

Net expenses	63,720

NET INVESTMENT INCOME (LOSS)	361,705

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($6,720 realized gain (loss) from affiliates)	585,996
Net change in unrealized appreciation (depreciation) on investments in securities ($799,708 of change in unrealized appreciation (depreciation) from affiliates)	720,886

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,306,882

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,668,587

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$361,705	$532,423
Net realized gain (loss)	585,996	380,970
Net change in unrealized appreciation (depreciation)	720,886	1,137,751

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,668,587	2,051,144

Distributions to shareholders:
Class IB	—	(282,296)
Class K	—	(237,660)

Total distributions to shareholders	—	(519,956)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 236,590 and 694,788 shares, respectively ]	2,489,248	7,141,967
Capital shares issued in reinvestment of dividends [ 0 and 27,111 shares, respectively ]	—	282,296
Capital shares repurchased [ (92,342) and (235,414) shares, respectively ]	(970,266)	(2,319,089)

Total Class IB transactions	1,518,982	5,105,174

Class K
Capital shares issued in reinvestment of dividends [ 0 and 22,822 shares, respectively ]	—	237,660

Total Class K transactions	—	237,660

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,518,982	5,342,834

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,187,569	6,874,022
NET ASSETS:
Beginning of period	25,499,058	18,625,036

End of period	$28,686,627	$25,499,058

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,				February 15, 2022* to December 31, 2022
Class IB			2024		2023
Net asset value, beginning of period	$10.36		$9.55		$8.68		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14		0.25		0.24		0.19
Net realized and unrealized gain (loss)	0.51		0.77		0.80		(1.37)

Total from investment operations	0.65		1.02		1.04		(1.18)

Less distributions:
Dividends from net investment income	—		(0.21)		(0.17)		(0.14)

Net asset value, end of period	$11.01		$10.36		$9.55		$8.68

Total return (b)	6.27%		10.62%		12.01%		(11.78)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,090		$14,595		$8,800		$1,212
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60	%(j)	0.61	%(j)	0.61	%(j)	0.59	%(j)
Before waivers and reimbursements (a)(f)	0.94%		1.04%		1.41%		2.62%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.69%		2.47%		2.60%		2.47	%(l)
Before waivers and reimbursements (a)(f)	2.34%		2.03%		1.80%		0.43	%(l)
Portfolio turnover rate^	28	%(z)	27%		60%		50	%(z)

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,				February 15, 2022* to December 31, 2022
Class K			2024		2023
Net asset value, beginning of period	$10.37		$9.55		$8.68		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.15		0.26		0.21		0.16
Net realized and unrealized gain (loss)	0.50		0.79		0.85		(1.32)

Total from investment operations	0.65		1.05		1.06		(1.16)

Less distributions:
Dividends from net investment income	—		(0.23)		(0.19)		(0.16)

Net asset value, end of period	$11.02		$10.37		$9.55		$8.68

Total return (b)	6.27%		11.00%		12.27%		(11.59)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,596		$10,904		$9,825		$8,749
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35	%(j)	0.36	%(j)	0.35	%(j)	0.34	%(j)
Before waivers and reimbursements (a)(f)	0.69%		0.80%		1.11%		2.10%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.91%		2.50%		2.36%		1.96	%(l)
Before waivers and reimbursements (a)(f)(x)	2.56%		2.06%		1.60%		0.20	%(l)
Portfolio turnover rate^	28	%(z)	27%		60%		50	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class IB and 0.85% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (26.1%)
iShares Core S&P U.S. Growth ETF	10,000	$1,504,000
iShares MSCI Global Min Vol Factor ETF	28,060	3,327,074
SPDR Portfolio Developed World ex-US ETF	31,170	1,262,073
Vanguard FTSE Emerging Markets ETF (x)	53,060	2,624,348

Total Equity		8,717,495

Fixed Income (1.7%)
Vanguard Intermediate-Term Corporate Bond ETF (x)	6,800	563,856

Total Exchange Traded Funds (27.8%) (Cost $8,073,414)		9,281,351

INVESTMENT COMPANIES:
Investment Companies (70.2%)
Equity (54.2%)
1290 Avantis® U.S. Large Cap Growth Fund‡	74,287	1,446,367
1290 Essex Small Cap Growth Fund‡	197,947	2,773,234
1290 GAMCO Small/Mid Cap Value Fund‡	201,627	3,488,154
1290 SmartBeta Equity Fund‡	474,029	9,499,537
AB Small Cap Growth Portfolio*‡	12,735	924,694

Total Equity		18,131,986

Fixed Income (16.0%)
1290 Diversified Bond Fund‡	480,630	4,027,682
1290 High Yield Bond Fund‡	152,840	1,315,948

Total Fixed Income		5,343,630

Total Investment Companies (70.2%) (Cost $20,564,698)		23,475,616

SHORT-TERM INVESTMENTS:
Investment Companies (2.7%)
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	315,938	315,938
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	579,262	579,377

Total Investment Companies		895,315

Total Short-Term Investments (2.7%) (Cost $895,400)		895,315

Total Investments in Securities (100.7%) (Cost $29,533,512)		33,652,282
Other Assets Less Liabilities (-0.7%)		(238,719)

Net Assets (100%)		$33,413,563

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $2,672,863. This was collateralized by $2,410,770 of various U.S. Government Treasury Securities, ranging from 0.625% - 4.375%, maturing 1/15/26 - 8/15/44 and by cash of $315,938 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Avantis® U.S. Large Cap Growth Fund	74,287	1,294,082	134,926	(49,802)	(81)	67,242	1,446,367	—	—
1290 Essex Small Cap Growth Fund	197,947	2,478,778	405,677	(286,936)	(382)	176,097	2,773,234	—	—
1290 GAMCO Small/Mid Cap Value Fund	201,627	2,936,744	608,617	(127,692)	(6)	70,491	3,488,154	—	—
1290 SmartBeta Equity Fund	474,029	8,575,023	955,097	(707,104)	(523)	677,044	9,499,537	—	—
AB Small Cap Growth Portfolio*	12,735	816,426	145,942	(32,496)	20	(5,198)	924,694	—	—
Fixed Income
1290 Diversified Bond Fund	480,630	1,226,518	2,916,513	(186,861)	(357)	71,869	4,027,682	123,317	—
1290 High Yield Bond Fund	152,840	1,681,807	229,940	(609,419)	(156)	13,776	1,315,948	50,613	—

Total		19,009,378	5,396,712	(2,000,310)	(1,485)	1,071,321	23,475,616	173,930	—

*	Non-income producing.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$9,281,351	$—	$—	$9,281,351
Investment Companies
Investment Companies	23,475,616	—	—	23,475,616
Short-Term Investments
Investment Companies	895,315	—	—	895,315

Total Assets	$33,652,282	$—	$—	$33,652,282

Total Liabilities	$—	$—	$—	$—

Total	$33,652,282	$—	$—	$33,652,282

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$11,165,979
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$8,859,954

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,186,357
Aggregate gross unrealized depreciation	(102,399)

Net unrealized appreciation	$4,083,958

Federal income tax cost of investments in securities and derivative instruments, if applicable	$29,568,324

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $20,564,698)	$23,475,616
Unaffiliated Issuers (Cost $8,968,814)	10,176,666
Cash	108,236
Receivable for Portfolio shares sold	10,528
Dividends, interest and other receivables	9,286
Receivable from investment manager	741
Securities lending income receivable	302
Other assets	344

Total assets	33,781,719

LIABILITIES
Payable for return of collateral on securities loaned	315,938
Payable for securities purchased	8,912
Distribution fees payable – Class IB	4,211
Payable for Portfolio shares repurchased	1,770
Accrued expenses	37,325

Total liabilities	368,156

Commitments and contingent liabilities^
NET ASSETS	$33,413,563

Net assets were comprised of:
Paid in capital	$28,276,297
Total distributable earnings (loss)	5,137,266

Net assets	$33,413,563

Class IB
Net asset value, offering and redemption price per share, $21,250,295 / 1,808,409 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.75

Class K
Net asset value, offering and redemption price per share, $12,163,268 / 1,033,638 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.77

(x)	Includes value of securities on loan of $2,672,863.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends ($173,930 of dividend income received from affiliates)	$262,505
Interest	2,467
Securities lending (net)	1,137

Total income	266,109

EXPENSES
Custodian fees	24,382
Distribution fees – Class IB	23,268
Investment management fees	22,531
Professional fees	21,731
Administrative fees	18,711
Printing and mailing expenses	6,137
Trustees’ fees	489
Miscellaneous	1,486

Gross expenses	118,735
Less: Waiver from investment manager	(41,242)
Reimbursement from investment manager	(5,000)

Net expenses	72,493

NET INVESTMENT INCOME (LOSS)	193,616

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($(1,485) realized gain (loss) from affiliates)	660,898
Net change in unrealized appreciation (depreciation) on investments in securities ($1,071,321 of change in unrealized appreciation (depreciation) from affiliates)	1,028,169

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,689,067

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,882,683

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$193,616	$367,215
Net realized gain (loss)	660,898	506,768
Net change in unrealized appreciation (depreciation)	1,028,169	2,181,960

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,882,683	3,055,943

Distributions to shareholders:
Class IB	—	(197,004)
Class K	—	(155,433)

Total distributions to shareholders	—	(352,437)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 327,762 and 741,262 shares, respectively ]	3,670,837	8,003,191
Capital shares issued in reinvestment of dividends [ 0 and 17,689 shares, respectively ]	—	197,004
Capital shares repurchased [ (140,133) and (93,494) shares, respectively ]	(1,552,885)	(1,014,458)

Total Class IB transactions	2,117,952	7,185,737

Class K
Capital shares issued in reinvestment of dividends [ 0 and 13,955 shares, respectively ]	—	155,433

Total Class K transactions	—	155,433

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,117,952	7,341,170

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,000,635	10,044,676
NET ASSETS:
Beginning of period	29,412,928	19,368,252

End of period	$33,413,563	$29,412,928

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,				February 15, 2022* to December 31, 2022
Class IB			2024		2023
Net asset value, beginning of period	$11.08		$9.81		$8.71		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.07		0.16		0.18		0.17
Net realized and unrealized gain (loss)	0.60		1.24		1.06		(1.36)

Total from investment operations	0.67		1.40		1.24		(1.19)

Less distributions:
Dividends from net investment income	—		(0.13)		(0.14)		(0.10)

Net asset value, end of period	$11.75		$11.08		$9.81		$8.71

Total return (b)	6.05%		14.22%		14.23%		(11.95)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21,250		$17,958		$9,368		$2,525
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.58	%(j)	0.59	%(j)	0.59	%(j)	0.57	%(j)
Before waivers and reimbursements (a)(f)	0.89%		0.96%		1.32%		2.43%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.21%		1.50%		1.95%		2.23	%(l)
Before waivers and reimbursements (a)(f)(x)	0.90%		1.13%		1.23%		0.36	%(l)
Portfolio turnover rate^	30	%(z)	20%		58%		47	%(z)

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,				February 15, 2022* to December 31, 2022
Class K			2024		2023
Net asset value, beginning of period	$11.08		$9.81		$8.71		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08		0.16		0.17		0.11
Net realized and unrealized gain (loss)	0.61		1.26		1.09		(1.28)

Total from investment operations	0.69		1.42		1.26		(1.17)

Less distributions:
Dividends from net investment income	—		(0.15)		(0.16)		(0.12)

Net asset value, end of period	$11.77		$11.08		$9.81		$8.71

Total return (b)	6.23%		14.49%		14.49%		(11.75)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,163		$11,455		$10,000		$8,736
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.33	%(j)	0.34	%(j)	0.34	%(j)	0.31	%(j)
Before waivers and reimbursements (a)(f)	0.64%		0.72%		1.03%		1.98%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.42%		1.53%		1.80%		1.40	%(l)
Before waivers and reimbursements (a)(f)(x)	1.11%		1.15%		1.10%		(0.27	)%(l)
Portfolio turnover rate^	30	%(z)	20%		58%		47	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.15% for Class IB and 0.90% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (23.8%)
EQ/American Century Mid Cap Value Portfolio‡	13,558	$301,531
EQ/Emerging Markets Equity PLUS Portfolio‡	40,676	420,140
EQ/Equity 500 Index Portfolio‡	24,964	2,248,142
EQ/International Equity Index Portfolio‡	58,346	763,930
EQ/Janus Enterprise Portfolio‡	26,393	616,932
EQ/MFS International Growth Portfolio‡	51,461	439,813
EQ/Small Company Index Portfolio‡	19,714	221,695
EQ/Value Equity Portfolio‡	11,508	272,471
Multimanager Aggressive Equity Portfolio‡	3,387	277,874

Total Equity		5,562,528

Fixed Income (76.2%)
1290 Diversified Bond Fund‡	420,550	3,524,208
1290 VT High Yield Bond Portfolio‡	250,006	2,313,286
EQ/Core Bond Index Portfolio‡	213,485	2,042,050
EQ/Core Plus Bond Portfolio‡	898,962	3,157,250
EQ/Long-Term Bond Portfolio‡	217,570	1,474,807
EQ/PIMCO Ultra Short Bond Portfolio‡	343,682	3,457,531
EQ/Quality Bond PLUS Portfolio‡	225,715	1,785,790

Total Fixed Income		17,754,922

Total Investments in Securities (100.0%) (Cost $23,258,742)		23,317,450
Other Assets Less Liabilities (0.0%)†		(7,455)

Net Assets (100%)		$23,309,995

†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	13,558	345,168	12,742	(64,439)	15,095	(7,035)	301,531	—	—
EQ/Emerging Markets Equity PLUS Portfolio	40,676	454,906	16,988	(112,585)	(792)	61,623	420,140	—	—
EQ/Equity 500 Index Portfolio	24,964	2,520,053	191,310	(595,143)	276,422	(144,500)	2,248,142	—	—
EQ/International Equity Index Portfolio	58,346	801,803	39,729	(222,023)	42,376	102,045	763,930	—	—
EQ/Janus Enterprise Portfolio	26,393	720,466	65,482	(193,877)	31,504	(6,643)	616,932	—	—
EQ/MFS International Growth Portfolio	51,461	489,647	19,111	(136,658)	16,405	51,308	439,813	—	—
EQ/Small Company Index Portfolio	19,714	356,201	12,742	(134,439)	(5,308)	(7,501)	221,695	—	—
EQ/Value Equity Portfolio	11,508	296,952	20,617	(60,365)	703	14,564	272,471	—	—
Multimanager Aggressive Equity Portfolio	3,387	331,362	50,616	(125,365)	45,642	(24,381)	277,874	—	—
Fixed Income
1290 Diversified Bond Fund	420,550	3,621,250	331,031	(546,191)	653	117,465	3,524,208	157,923	—
1290 VT High Yield Bond Portfolio	250,006	2,595,648	82,816	(473,851)	(32,707)	141,380	2,313,286	—	—
EQ/Core Bond Index Portfolio	213,485	2,077,032	192,197	(308,485)	145	81,161	2,042,050	—	—
EQ/Core Plus Bond Portfolio	898,962	3,337,477	138,297	(502,728)	(66,020)	250,224	3,157,250	—	—
EQ/Long-Term Bond Portfolio	217,570	1,690,707	46,716	(309,608)	(89,947)	136,939	1,474,807	—	—
EQ/PIMCO Ultra Short Bond Portfolio	343,682	3,225,435	690,340	(535,362)	356	76,762	3,457,531	—	—
EQ/Quality Bond PLUS Portfolio	225,715	1,926,950	81,582	(293,120)	(13,437)	83,815	1,785,790	—	—

Total		24,791,057	1,992,316	(4,614,239)	221,090	927,226	23,317,450	157,923	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$3,524,208	$19,793,242	$—	$23,317,450

Total Assets	$3,524,208	$19,793,242	$—	$23,317,450

Total Liabilities	$—	$—	$—	$—

Total	$3,524,208	$19,793,242	$—	$23,317,450

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,992,316
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,614,239

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,280,052
Aggregate gross unrealized depreciation	(3,285,926)

Net unrealized depreciation	$(5,874)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$23,323,324

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $23,258,742)	$23,317,450
Receivable for securities sold	35,432
Receivable from Adviser	13,208
Receivable for Portfolio shares sold	8,436
Dividends, interest and other receivables	96
Other assets	258

Total assets	23,374,880

LIABILITIES
Overdraft payable	5,258
Investment management fees payable	4,271
Payable for Portfolio shares repurchased	3,875
Distribution fees payable – Class IB	3,144
Administrative fees payable	2,267
Accrued expenses	46,070

Total liabilities	64,885

Commitments and contingent liabilities^
NET ASSETS	$23,309,995

Net assets were comprised of:
Paid in capital	$22,567,162
Total distributable earnings (loss)	742,833

Net assets	$23,309,995

Class IB
Net asset value, offering and redemption price per share, $15,388,316 / 2,277,686 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.76

Class K
Net asset value, offering and redemption price per share, $7,921,679 / 1,171,911 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.76

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$157,923
Interest	595

Total income	158,518

EXPENSES
Custodian fees	46,648
Professional fees	21,804
Distribution fees – Class IB	18,884
Administrative fees	14,649
Investment management fees	11,759
Printing and mailing expenses	4,685
Trustees’ fees	398
Miscellaneous	160

Gross expenses	118,987
Less: Waiver from investment manager	(26,408)
Reimbursement from investment manager	(38,384)

Net expenses	54,195

NET INVESTMENT INCOME (LOSS)	104,323

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	221,090
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	927,226

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,148,316

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,252,639

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$104,323	$881,860
Net realized gain (loss)	221,090	1,859,770
Net change in unrealized appreciation (depreciation)	927,226	(1,480,278)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,252,639	1,261,352

Distributions to shareholders:
Class IB	—	(1,560,348)
Class K	—	(982,381)

Total distributions to shareholders	—	(2,542,729)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 161,856 and 182,624 shares, respectively ]	1,055,201	1,294,500
Capital shares issued in reinvestment of dividends and distributions [ 0 and 240,496 shares, respectively ]	—	1,560,348
Capital shares repurchased [ (273,567) and (446,762) shares, respectively ]	(1,786,992)	(3,149,430)

Total Class IB transactions	(731,791)	(294,582)

Class K
Capital shares sold [ 0 and 4,952 shares, respectively ]	—	31,772
Capital shares issued in reinvestment of dividends and distributions [ 0 and 151,552 shares, respectively ]	—	982,381
Capital shares repurchased [ (307,287) and (305,921) shares, respectively ]	(1,990,356)	(2,128,675)

Total Class K transactions	(1,990,356)	(1,114,522)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,722,147)	(1,409,104)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,469,508)	(2,690,481)
NET ASSETS:
Beginning of period	24,779,503	27,469,984

End of period	$23,309,995	$24,779,503

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022		2021		2020
Net asset value, beginning of period	$6.41		$6.80		$6.66		$8.48		$8.95		$8.70

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.03		0.23		0.15		0.12		0.09		0.10
Net realized and unrealized gain (loss)	0.32		0.09		0.50		(1.33)		0.46		0.78

Total from investment operations	0.35		0.32		0.65		(1.21)		0.55		0.88

Less distributions:
Dividends from net investment income	—		(0.25)		(0.17)		(0.14)		(0.16)		(0.17)
Distributions from net realized gains	—		(0.46)		(0.34)		(0.47)		(0.86)		(0.46)

Total dividends and distributions	—		(0.71)		(0.51)		(0.61)		(1.02)		(0.63)

Net asset value, end of period	$6.76		$6.41		$6.80		$6.66		$8.48		$8.95

Total return (b)	5.46%		4.77%		9.96%		(14.13)%		6.27%		10.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,388		$15,309		$16,406		$17,497		$22,951		$27,176
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.55	%(j)	0.55	%(j)	0.55	%(j)	0.55	%(j)	0.57	%(k)(o)	0.55	%(j)
Before waivers and reimbursements (a)(f)(x)	1.10%		1.01%		1.04%		0.85%		0.77%		0.81%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.80%		3.28%		2.21%		1.64%		0.95%		1.20%
Before waivers and reimbursements (a)(f)(x)	0.25%		2.82%		1.71%		1.34%		0.75%		0.94%
Portfolio turnover rate^	8	%(z)	15%		12%		14%		33%		30%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024		2023		2022		2021		2020
Net asset value, beginning of period	$6.40		$6.79		$6.65		$8.47		$8.94		$8.69

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.03		0.24		0.16		0.13		0.12		0.12
Net realized and unrealized gain (loss)	0.33		0.10		0.51		(1.32)		0.45		0.78

Total from investment operations	0.36		0.34		0.67		(1.19)		0.57		0.90

Less distributions:
Dividends from net investment income	—		(0.27)		(0.19)		(0.16)		(0.18)		(0.19)
Distributions from net realized gains	—		(0.46)		(0.34)		(0.47)		(0.86)		(0.46)

Total dividends and distributions	—		(0.73)		(0.53)		(0.63)		(1.04)		(0.65)

Net asset value, end of period	$6.76		$6.40		$6.79		$6.65		$8.47		$8.94

Total return (b)	5.63%		5.02%		10.23%		(13.93)%		6.54%		10.52%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,922		$9,470		$11,064		$13,861		$19,573		$20,161
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.30	%(j)	0.30	%(j)	0.30	%(j)	0.30	%(j)	0.32	%(k)(o)	0.30	%(j)
Before waivers and reimbursements (a)(f)(x)	0.85%		0.76%		0.79%		0.60%		0.52%		0.56%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.04%		3.47%		2.35%		1.76%		1.30%		1.40%
Before waivers and reimbursements (a)(f)(x)	0.49%		3.01%		1.86%		1.46%		1.09%		1.14%
Portfolio turnover rate^	8	%(z)	15%		12%		14%		33%		30%

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class IB and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class IB and 0.87% for Class K.
(o)	Includes extraordinary expenses of 0.02% and 0.02% for Class IB and Class K, respectively.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (53.0%)
EQ/American Century Mid Cap Value Portfolio‡	127,852	$2,843,394
EQ/Emerging Markets Equity PLUS Portfolio‡	487,504	5,035,415
EQ/Equity 500 Index Portfolio‡	355,599	32,023,563
EQ/International Equity Index Portfolio‡	807,274	10,569,650
EQ/Janus Enterprise Portfolio‡	203,383	4,754,064
EQ/MFS International Growth Portfolio‡	718,871	6,143,907
EQ/Small Company Index Portfolio‡	568,165	6,389,294
EQ/Value Equity Portfolio‡	95,747	2,267,028
Multimanager Aggressive Equity Portfolio‡	24,572	2,016,177

Total Equity		72,042,492

Fixed Income (47.3%)
1290 Diversified Bond Fund‡	1,520,826	12,744,519
1290 VT High Yield Bond Portfolio‡	1,014,125	9,383,631
EQ/Core Bond Index Portfolio‡	666,548	6,375,739

EQ/Core Plus Bond Portfolio‡	3,271,893	11,491,232
EQ/Long-Term Bond Portfolio‡	969,332	6,570,653
EQ/PIMCO Ultra Short Bond Portfolio‡	1,105,431	11,120,933
EQ/Quality Bond PLUS Portfolio‡	828,488	6,554,756

Total Fixed Income		64,241,463

Total Investments in Securities (100.3%) (Cost $106,692,378)		136,283,955
Other Assets Less Liabilities (-0.3%)		(365,359)

Net Assets (100%)		$135,918,596

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	127,852	3,098,632	307,467	(644,451)	31,175	50,571	2,843,394	—	—
EQ/Emerging Markets Equity PLUS Portfolio	487,504	4,978,191	92,002	(745,161)	4,111	706,272	5,035,415	—	—
EQ/Equity 500 Index Portfolio	355,599	33,025,726	2,370,401	(5,364,019)	1,748,656	242,799	32,023,563	—	—
EQ/International Equity Index Portfolio	807,274	10,334,640	290,134	(1,977,999)	389,310	1,533,565	10,569,650	—	—
EQ/Janus Enterprise Portfolio	203,383	4,943,292	485,867	(887,484)	18,856	193,533	4,754,064	—	—
EQ/MFS International Growth Portfolio	718,871	6,403,191	116,534	(1,285,871)	84,353	825,700	6,143,907	—	—
EQ/Small Company Index Portfolio	568,165	7,963,949	141,067	(1,521,580)	(11,020)	(183,122)	6,389,294	—	—
EQ/Value Equity Portfolio	95,747	2,200,892	202,933	(263,742)	4,739	122,206	2,267,028	—	—
Multimanager Aggressive Equity Portfolio	24,572	1,971,375	330,666	(463,387)	61,330	116,193	2,016,177	—	—
Fixed Income
1290 Diversified Bond Fund	1,520,826	11,598,248	2,102,241	(1,356,366)	864	399,532	12,744,519	541,440	—
1290 VT High Yield Bond Portfolio	1,014,125	9,906,093	501,734	(1,454,967)	10,122	420,649	9,383,631	—	—
EQ/Core Bond Index Portfolio	666,548	8,198,331	110,400	(2,218,193)	(8,679)	293,880	6,375,739	—	—
EQ/Core Plus Bond Portfolio	3,271,893	11,172,627	1,101,267	(1,425,677)	1,941	641,074	11,491,232	—	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Long-Term Bond Portfolio	969,332	6,337,177	925,399	(898,193)	(145,955)	352,225	6,570,653	—	—
EQ/PIMCO Ultra Short Bond Portfolio	1,105,431	10,782,578	1,296,267	(1,205,677)	(198)	247,963	11,120,933	—	—
EQ/Quality Bond PLUS Portfolio	828,488	7,036,607	560,400	(1,298,193)	(74,800)	330,742	6,554,756	—	—

Total		139,951,549	10,934,779	(23,010,960)	2,114,805	6,293,782	136,283,955	541,440	—

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$12,744,519	$123,539,436	$—	$136,283,955

Total Assets	$12,744,519	$123,539,436	$—	$136,283,955

Total Liabilities	$—	$—	$—	$—

Total	$12,744,519	$123,539,436	$—	$136,283,955

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$10,934,779
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$23,010,960

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,924,837
Aggregate gross unrealized depreciation	(9,466,898)

Net unrealized appreciation	$29,457,939

Federal income tax cost of investments in securities and derivative instruments, if applicable	$106,826,016

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $106,692,378)	$136,283,955
Receivable for securities sold	192,211
Receivable for Portfolio shares sold	12,784
Receivable from Adviser	9,627
Dividends, interest and other receivables	174
Other assets	1,492

Total assets	136,500,243

LIABILITIES
Payable for Portfolio shares repurchased	356,264
Overdraft payable	116,209
Distribution fees payable – Class IB	22,957
Investment management fees payable	18,592
Administrative fees payable	13,247
Accrued expenses	54,378

Total liabilities	581,647

Commitments and contingent liabilities^
NET ASSETS	$135,918,596

Net assets were comprised of:
Paid in capital	$100,679,133
Total distributable earnings (loss)	35,239,463

Net assets	$135,918,596

Class IB
Net asset value, offering and redemption price per share, $112,607,837 / 10,348,023 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.88

Class K
Net asset value, offering and redemption price per share, $23,310,759 / 2,139,513 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.90

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$541,440
Interest	1,020

Total income	542,460

EXPENSES
Distribution fees – Class IB	139,135
Administrative fees	83,676
Investment management fees	67,148
Custodian fees	50,631
Professional fees	24,017
Printing and mailing expenses	8,539
Trustees’ fees	2,259
Miscellaneous	1,924

Gross expenses	377,329
Less: Waiver from investment manager	(17,610)

Net expenses	359,719

NET INVESTMENT INCOME (LOSS)	182,741

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	2,114,805
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	6,293,782

NET REALIZED AND UNREALIZED GAIN (LOSS)	8,408,587

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,591,328

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$182,741	$3,417,233
Net realized gain (loss)	2,114,805	12,027,061
Net change in unrealized appreciation (depreciation)	6,293,782	(2,991,960)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,591,328	12,452,334

Distributions to shareholders:
Class IB	—	(10,977,446)
Class K	—	(2,294,081)

Total distributions to shareholders	—	(13,271,527)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 527,028 and 1,017,935 shares, respectively ]	5,448,755	11,067,148
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,060,453 shares, respectively ]	—	10,977,446
Capital shares repurchased [ (1,547,712) and (2,247,298) shares, respectively ]	(16,075,314)	(24,583,348)

Total Class IB transactions	(10,626,559)	(2,538,754)

Class K
Capital shares issued in reinvestment of dividends and distributions [ 0 and 221,659 shares, respectively ]	—	2,294,081
Capital shares repurchased [ (184,201) and (543,268) shares , respectively. ]	(1,897,484)	(6,021,201)

Total Class K transactions	(1,897,484)	(3,727,120)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(12,524,043)	(6,265,874)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,932,715)	(7,085,067)
NET ASSETS:
Beginning of period	139,851,311	146,936,378

End of period	$135,918,596	$139,851,311

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022		2021		2020
Net asset value, beginning of period	$10.21		$10.36		$9.62		$12.50		$12.28		$11.56

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.01		0.25		0.18		0.16		0.13		0.14
Net realized and unrealized gain (loss)	0.66		0.65		1.10		(2.07)		1.18		1.25

Total from investment operations	0.67		0.90		1.28		(1.91)		1.31		1.39

Less distributions:
Dividends from net investment income	—		(0.28)		(0.20)		(0.17)		(0.24)		(0.21)
Distributions from net realized gains	—		(0.77)		(0.34)		(0.80)		(0.85)		(0.46)

Total dividends and distributions	—		(1.05)		(0.54)		(0.97)		(1.09)		(0.67)

Net asset value, end of period	$10.88		$10.21		$10.36		$9.62		$12.50		$12.28

Total return (b)	6.56%		8.65%		13.58%		(15.23)%		10.80%		12.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$112,608		$116,118		$119,533		$112,328		$138,483		$138,209
Ratio of expenses to average net assets:
After waivers (a)(f)	0.58	%(j)	0.58	%(j)	0.57	%(j)	0.57	%(j)	0.56	%(k)	0.56	%(j)
Before waivers (a)(f)	0.60%		0.59%		0.62%		0.58%		0.56%		0.58%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.23%		2.33%		1.82%		1.46%		1.00%		1.24%
Before waivers (a)(f)(x)	0.20%		2.31%		1.78%		1.46%		1.00%		1.21%
Portfolio turnover rate^	8	%(z)	17%		11%		15%		30%		26%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024		2023		2022		2021		2020
Net asset value, beginning of period	$10.21		$10.36		$9.61		$12.49		$12.28		$11.55

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.02		0.26		0.20		0.17		0.15		0.15
Net realized and unrealized gain (loss)	0.67		0.67		1.12		(2.05)		1.19		1.28

Total from investment operations	0.69		0.93		1.32		(1.88)		1.34		1.43

Less distributions:
Dividends from net investment income	—		(0.31)		(0.23)		(0.20)		(0.28)		(0.24)
Distributions from net realized gains	—		(0.77)		(0.34)		(0.80)		(0.85)		(0.46)

Total dividends and distributions	—		(1.08)		(0.57)		(1.00)		(1.13)		(0.70)

Net asset value, end of period	$10.90		$10.21		$10.36		$9.61		$12.49		$12.28

Total return (b)	6.76%		8.92%		13.97%		(15.03)%		10.98%		12.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,311		$23,734		$27,404		$28,738		$43,095		$48,117
Ratio of expenses to average net assets:
After waivers (a)(f)	0.33	%(j)	0.33	%(j)	0.32	%(j)	0.32	%(j)	0.31	%(k)	0.31	%(j)
Before waivers (a)(f)	0.35%		0.34%		0.37%		0.33%		0.31%		0.33%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.48%		2.42%		1.98%		1.57%		1.15%		1.35%
Before waivers (a)(f)(x)	0.45%		2.41%		1.94%		1.56%		1.15%		1.32%
Portfolio turnover rate^	8	%(z)	17%		11%		15%		30%		26%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.08% for Class IB and 0.83% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (72.0%)
EQ/American Century Mid Cap Value Portfolio‡	171,048	$3,804,061
EQ/Emerging Markets Equity PLUS Portfolio‡	1,328,083	13,717,749
EQ/Equity 500 Index Portfolio‡	1,024,341	92,247,164
EQ/International Equity Index Portfolio‡	2,288,389	29,961,918
EQ/Janus Enterprise Portfolio‡	259,069	6,055,705
EQ/MFS International Growth Portfolio‡	2,001,130	17,102,864
EQ/Small Company Index Portfolio‡	2,028,547	22,811,996
EQ/Value Equity Portfolio‡	270,301	6,400,027
Multimanager Aggressive Equity Portfolio‡	46,800	3,840,069

Total Equity		195,941,553

Fixed Income (28.0%)
1290 Diversified Bond Fund‡	1,488,940	12,477,320
1290 VT High Yield Bond Portfolio‡	1,421,759	13,155,438
EQ/Core Bond Index Portfolio‡	878,909	8,407,042
EQ/Core Plus Bond Portfolio‡	3,862,464	13,565,380
EQ/Long-Term Bond Portfolio‡	1,456,593	9,873,568
EQ/PIMCO Ultra Short Bond Portfolio‡	1,090,548	10,971,205
EQ/Quality Bond PLUS Portfolio‡	977,012	7,729,835

Total Fixed Income		76,179,788

Total Investments in Securities (100.0%) (Cost $190,441,784)		272,121,341
Other Assets Less Liabilities (0.0%)†		(120,842)

Net Assets (100%)		$272,000,499

†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	171,048	4,150,849	214,258	(654,240)	(1,018)	94,212	3,804,061	—	—
EQ/Emerging Markets Equity PLUS Portfolio	1,328,083	12,157,818	476,129	(788,310)	1,842	1,870,270	13,717,749	—	—
EQ/Equity 500 Index Portfolio	1,024,341	85,294,493	6,142,456	(4,688,849)	(59,900)	5,558,964	92,247,164	—	—
EQ/International Equity Index Portfolio	2,288,389	26,093,636	1,023,678	(2,296,367)	166,868	4,974,103	29,961,918	—	—
EQ/Janus Enterprise Portfolio	259,069	5,931,643	729,259	(869,240)	(967)	265,010	6,055,705	—	—
EQ/MFS International Growth Portfolio	2,001,130	15,697,959	642,775	(1,617,719)	4,959	2,374,890	17,102,864	—	—
EQ/Small Company Index Portfolio	2,028,547	22,969,647	1,372,034	(1,171,959)	1,524	(359,250)	22,811,996	—	—
EQ/Value Equity Portfolio	270,301	5,555,860	674,260	(179,240)	160	348,987	6,400,027	—	—
Multimanager Aggressive Equity Portfolio	46,800	3,584,896	409,032	(449,578)	(5,413)	301,132	3,840,069	—	—
Fixed Income
1290 Diversified Bond Fund	1,488,940	10,669,393	2,184,766	(758,479)	(134)	381,774	12,477,320	516,249	—
1290 VT High Yield Bond Portfolio	1,421,759	12,470,505	1,256,129	(1,148,310)	(4,099)	581,213	13,155,438	—	—
EQ/Core Bond Index Portfolio	878,909	9,056,437	785,678	(1,778,986)	(224)	344,137	8,407,042	—	—
EQ/Core Plus Bond Portfolio	3,862,464	11,897,301	1,842,323	(898,395)	2,438	721,713	13,565,380	—	—
EQ/Long-Term Bond Portfolio	1,456,593	8,349,960	1,783,290	(558,817)	(2,646)	301,781	9,873,568	—	—
EQ/PIMCO Ultra Short Bond Portfolio	1,090,548	9,891,868	1,410,903	(568,648)	25	237,057	10,971,205	—	—
EQ/Quality Bond PLUS Portfolio	977,012	7,879,528	811,872	(1,259,071)	10,842	286,664	7,729,835	—	—

Total		251,651,793	21,758,842	(19,686,208)	114,257	18,282,657	272,121,341	516,249	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$12,477,320	$259,644,021	$—	$272,121,341

Total Assets	$12,477,320	$259,644,021	$—	$272,121,341

Total Liabilities	$—	$—	$—	$—

Total	$12,477,320	$259,644,021	$—	$272,121,341

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$21,758,842
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$19,686,208

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$88,780,309
Aggregate gross unrealized depreciation	(7,319,925)

Net unrealized appreciation	$81,460,384

Federal income tax cost of investments in securities and derivative instruments, if applicable	$190,660,957

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $190,441,784)	$272,121,341
Receivable for securities sold	680,139
Receivable for Portfolio shares sold	111,624
Dividends, interest and other receivables	342
Other assets	2,843

Total assets	272,916,289

LIABILITIES
Overdraft payable	618,164
Payable for Portfolio shares repurchased	136,827
Distribution fees payable – Class IB	51,134
Administrative fees payable	26,272
Investment management fees payable	21,928
Accrued expenses	61,465

Total liabilities	915,790

Commitments and contingent liabilities^
NET ASSETS	$272,000,499

Net assets were comprised of:
Paid in capital	$184,955,143
Total distributable earnings (loss)	87,045,356

Net assets	$272,000,499

Class IB
Net asset value, offering and redemption price per share, $254,321,239 / 16,710,977 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.22

Class K
Net asset value, offering and redemption price per share, $17,679,260 / 1,159,791 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.24

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$516,249
Interest	5,926

Total income	522,175

EXPENSES
Distribution fees – Class IB	297,561
Administrative fees	159,206
Investment management fees	127,761
Custodian fees	49,732
Professional fees	25,264
Printing and mailing expenses	12,684
Trustees’ fees	4,219
Miscellaneous	2,849

Total expenses	679,276

NET INVESTMENT INCOME (LOSS)	(157,101)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	114,257
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	18,282,657

NET REALIZED AND UNREALIZED GAIN (LOSS)	18,396,914

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,239,813

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(157,101)	$4,718,877
Net realized gain (loss)	114,257	10,187,610
Net change in unrealized appreciation (depreciation)	18,282,657	11,249,248

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,239,813	26,155,735

Distributions to shareholders:
Class IB	—	(10,020,281)
Class K	—	(806,008)

Total distributions to shareholders	—	(10,826,289)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,091,098 and 1,949,528 shares, respectively ]	15,708,890	27,657,033
Capital shares issued in reinvestment of dividends and distributions [ 0 and 698,311 shares, respectively ]	—	10,020,281
Capital shares repurchased [ (971,329) and (1,523,660) shares, respectively ]	(13,947,630)	(21,768,421)

Total Class IB transactions	1,761,260	15,908,893

Class K
Capital shares issued in reinvestment of dividends and distributions [ 0 and 56,141 shares, respectively ]	—	806,008
Capital shares repurchased [ (87,832) and (257,128) shares , respectively. ]	(1,296,462)	(3,727,397)

Total Class K transactions	(1,296,462)	(2,921,389)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	464,798	12,987,504

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,704,611	28,316,950
NET ASSETS:
Beginning of period	253,295,888	224,978,938

End of period	$272,000,499	$253,295,888

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022		2021		2020
Net asset value, beginning of period	$14.20		$13.30		$11.80		$14.90		$13.71		$12.52

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.28		0.21		0.17		0.14		0.14
Net realized and unrealized gain (loss)	1.03		1.25		1.72		(2.62)		1.78		1.55

Total from investment operations	1.02		1.53		1.93		(2.45)		1.92		1.69

Less distributions:
Dividends from net investment income	—		(0.29)		(0.22)		(0.17)		(0.27)		(0.20)
Distributions from net realized gains	—		(0.34)		(0.21)		(0.48)		(0.46)		(0.30)

Total dividends and distributions	—		(0.63)		(0.43)		(0.65)		(0.73)		(0.50)

Net asset value, end of period	$15.22		$14.20		$13.30		$11.80		$14.90		$13.71

Total return (b)	7.18%		11.49%		16.56%		(16.32)%		14.10%		13.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$254,321		$235,575		$205,708		$167,325		$188,064		$159,487
Ratio of expenses to average net assets:
After waivers (a)(f)	0.55	%(j)	0.55	%(j)	0.59	%(k)	0.56	%(o)	0.55	%(m)	0.58	%(n)
Before waivers (a)(f)	0.55%		0.55%		0.59%		0.56%		0.55%		0.58%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.14)%		1.93%		1.63%		1.35%		0.97%		1.18%
Before waivers (a)(f)(x)	(0.14)%		1.93%		1.63%		1.35%		0.97%		1.17%
Portfolio turnover rate^	8	%(z)	13%		8%		10%		20%		20%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024		2023		2022		2021		2020
Net asset value, beginning of period	$14.20		$13.30		$11.80		$14.90		$13.71		$12.52

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.01	†	0.29		0.22		0.18		0.17		0.16
Net realized and unrealized gain (loss)	1.03		1.28		1.74		(2.59)		1.79		1.56

Total from investment operations	1.04		1.57		1.96		(2.41)		1.96		1.72

Less distributions:
Dividends from net investment income	—		(0.33)		(0.25)		(0.21)		(0.31)		(0.23)
Distributions from net realized gains	—		(0.34)		(0.21)		(0.48)		(0.46)		(0.30)

Total dividends and distributions	—		(0.67)		(0.46)		(0.69)		(0.77)		(0.53)

Net asset value, end of period	$15.24		$14.20		$13.30		$11.80		$14.90		$13.71

Total return (b)	7.32%		11.76%		16.83%		(16.10)%		14.38%		13.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,679		$17,721		$19,271		$18,983		$27,388		$28,065
Ratio of expenses to average net assets:
After waivers (a)(f)	0.30	%(j)	0.30	%(j)	0.34	%(k)	0.31	%(o)	0.30	%(m)	0.33	%(n)
Before waivers (a)(f)	0.30%		0.30%		0.34%		0.31%		0.30%		0.33%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.11%		2.00%		1.72%		1.42%		1.12%		1.27%
Before waivers (a)(f)(x)	0.11%		2.00%		1.72%		1.42%		1.12%		1.27%
Portfolio turnover rate^	8	%(z)	13%		8%		10%		20%		20%

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.04% for Class IB and 0.79% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class IB and 0.84% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.03% for Class IB and 0.78% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB and 0.85% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.05% for Class IB and 0.80% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (82.0%)
EQ/American Century Mid Cap Value Portfolio‡	213,968	$4,758,595
EQ/Emerging Markets Equity PLUS Portfolio‡	1,396,814	14,427,663
EQ/Equity 500 Index Portfolio‡	1,108,112	99,791,223
EQ/International Equity Index Portfolio‡	2,519,650	32,989,822
EQ/Janus Enterprise Portfolio‡	199,861	4,671,728
EQ/MFS International Growth Portfolio‡	2,142,135	18,307,974
EQ/Small Company Index Portfolio‡	2,221,238	24,978,900
EQ/Value Equity Portfolio‡	324,852	7,691,651
Multimanager Aggressive Equity Portfolio‡	40,835	3,350,622

Total Equity		210,968,178

Fixed Income (18.0%)
1290 Diversified Bond Fund‡	798,101	6,688,087
1290 VT High Yield Bond Portfolio‡	805,096	7,449,496
EQ/Core Bond Index Portfolio‡	691,216	6,611,697
EQ/Core Plus Bond Portfolio‡	2,315,720	8,133,053
EQ/Long-Term Bond Portfolio‡	1,009,658	6,844,003
EQ/PIMCO Ultra Short Bond Portfolio‡	582,552	5,860,630
EQ/Quality Bond PLUS Portfolio‡	595,111	4,708,344

Total Fixed Income		46,295,310

Total Investments in Securities (100.0%) (Cost $174,658,446)		257,263,488
Other Assets Less Liabilities (0.0%)†		31,296

Net Assets (100%)		$257,294,784

†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	213,968	4,880,008	105,877	(346,086)	(397)	119,193	4,758,595	—	—
EQ/Emerging Markets Equity PLUS Portfolio	1,396,814	12,962,231	291,162	(789,237)	2,777	1,960,730	14,427,663	—	—
EQ/Equity 500 Index Portfolio	1,108,112	94,600,579	4,121,673	(4,800,637)	(67,715)	5,937,323	99,791,223	—	—
EQ/International Equity Index Portfolio	2,519,650	29,021,659	648,494	(2,321,028)	132,182	5,508,515	32,989,822	—	—
EQ/Janus Enterprise Portfolio	199,861	4,796,047	155,876	(446,086)	(2,007)	167,898	4,671,728	—	—
EQ/MFS International Growth Portfolio	2,142,135	16,334,067	397,037	(885,323)	165	2,462,028	18,307,974	—	—
EQ/Small Company Index Portfolio	2,221,238	27,063,243	582,322	(2,118,474)	3,888	(552,079)	24,978,900	—	—
EQ/Value Equity Portfolio	324,852	7,063,962	508,815	(294,129)	(3)	413,006	7,691,651	—	—
Multimanager Aggressive Equity Portfolio	40,835	3,308,716	236,173	(437,554)	(7,113)	250,400	3,350,622	—	—
Fixed Income
1290 Diversified Bond Fund	798,101	6,132,513	1,019,861	(675,108)	(210)	211,031	6,688,087	282,531	—
1290 VT High Yield Bond Portfolio	805,096	7,314,321	498,815	(694,129)	(1,849)	332,338	7,449,496	—	—
EQ/Core Bond Index Portfolio	691,216	6,274,495	757,346	(675,108)	(495)	255,459	6,611,697	—	—
EQ/Core Plus Bond Portfolio	2,315,720	7,407,754	1,048,816	(764,129)	1,733	438,879	8,133,053	—	—
EQ/Long-Term Bond Portfolio	1,009,658	6,120,894	1,122,346	(615,108)	(1,706)	217,577	6,844,003	—	—
EQ/PIMCO Ultra Short Bond Portfolio	582,552	5,631,399	619,111	(520,597)	(50)	130,767	5,860,630	—	—
EQ/Quality Bond PLUS Portfolio	595,111	4,493,471	492,641	(451,575)	1,591	172,216	4,708,344	—	—

Total		243,405,359	12,606,365	(16,834,308)	60,791	18,025,281	257,263,488	282,531	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$6,688,087	$250,575,401	$—	$257,263,488

Total Assets	$6,688,087	$250,575,401	$—	$257,263,488

Total Liabilities	$—	$—	$—	$—

Total	$6,688,087	$250,575,401	$—	$257,263,488

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$12,606,365
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$16,834,308

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$86,240,280
Aggregate gross unrealized depreciation	(3,738,431)

Net unrealized appreciation	$82,501,849

Federal income tax cost of investments in securities and derivative instruments, if applicable	$174,761,639

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $174,658,446)	$257,263,488
Receivable for Portfolio shares sold	148,336
Receivable for securities sold	115,433
Dividends, interest and other receivables	179
Other assets	2,674

Total assets	257,530,110

LIABILITIES
Overdraft payable	68,605
Distribution fees payable – Class IB	49,970
Administrative fees payable	24,770
Investment management fees payable	20,685
Payable for Portfolio shares repurchased	14,662
Accrued expenses	56,634

Total liabilities	235,326

Commitments and contingent liabilities^
NET ASSETS	$257,294,784

Net assets were comprised of:
Paid in capital	$170,155,042
Total distributable earnings (loss)	87,139,742

Net assets	$257,294,784

Class IB
Net asset value, offering and redemption price per share, $248,705,447 / 15,020,478 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.56

Class K
Net asset value, offering and redemption price per share, $8,589,337 / 518,197 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.58

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$282,531
Interest	2,512

Total income	285,043

EXPENSES
Distribution fees – Class IB	291,438
Administrative fees	150,729
Investment management fees	120,968
Custodian fees	49,325
Professional fees	26,237
Printing and mailing expenses	12,227
Trustees’ fees	4,017
Miscellaneous	2,507

Total expenses	657,448

NET INVESTMENT INCOME (LOSS)	(372,405)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	60,791
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	18,025,281

NET REALIZED AND UNREALIZED GAIN (LOSS)	18,086,072

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,713,667

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(372,405)	$3,782,173
Net realized gain (loss)	60,791	7,757,156
Net change in unrealized appreciation (depreciation)	18,025,281	15,857,364

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,713,667	27,396,693

Distributions to shareholders:
Class IB	—	(7,783,630)
Class K	—	(357,735)

Total distributions to shareholders	—	(8,141,365)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 756,362 and 1,648,448 shares, respectively ]	11,768,325	25,074,973
Capital shares issued in reinvestment of dividends and distributions [ 0 and 499,258 shares, respectively ]	—	7,783,630
Capital shares repurchased [ (872,077) and (878,316) shares, respectively ]	(13,575,480)	(13,475,074)

Total Class IB transactions	(1,807,155)	19,383,529

Class K
Capital shares issued in reinvestment of dividends and distributions [ 0 and 22,947 shares, respectively ]	—	357,735
Capital shares repurchased [ (123,420) and (132,688) shares ]	(1,926,911)	(2,059,659)

Total Class K transactions	(1,926,911)	(1,701,924)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,734,066)	17,681,605

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,979,601	36,936,933
NET ASSETS:
Beginning of period	243,315,183	206,378,250

End of period	$257,294,784	$243,315,183

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022		2021		2020
Net asset value, beginning of period	$15.42		$14.12		$12.35		$15.64		$14.03		$12.72

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.25		0.19		0.17		0.14		0.14
Net realized and unrealized gain (loss)	1.16		1.58		2.02		(2.80)		2.13		1.62

Total from investment operations	1.14		1.83		2.21		(2.63)		2.27		1.76

Less distributions:
Dividends from net investment income	—		(0.27)		(0.21)		(0.17)		(0.29)		(0.19)
Distributions from net realized gains	—		(0.26)		(0.23)		(0.49)		(0.37)		(0.26)

Total dividends and distributions	—		(0.53)		(0.44)		(0.66)		(0.66)		(0.45)

Net asset value, end of period	$16.56		$15.42		$14.12		$12.35		$15.64		$14.03

Total return (b)	7.39%		12.95%		18.11%		(16.73)%		16.29%		14.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$248,705		$233,422		$195,773		$158,103		$178,632		$143,119
Ratio of expenses to average net assets:
After waivers (a)(f)	0.55	%(j)	0.55	%(j)	0.60	%(k)	0.57	%(o)	0.56	%(j)	0.59	%(m)
Before waivers (a)(f)	0.55%		0.55%		0.60%		0.57%		0.56%		0.60%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.32)%		1.65%		1.43%		1.23%		0.93%		1.13%
Before waivers (a)(f)(x)	(0.32)%		1.65%		1.43%		1.23%		0.93%		1.11%
Portfolio turnover rate^	5	%(z)	10%		8%		7%		10%		12%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024		2023		2022		2021		2020
Net asset value, beginning of period	$15.42		$14.11		$12.34		$15.64		$14.02		$12.71

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.25		0.21		0.18		0.17		0.14
Net realized and unrealized gain (loss)	1.17		1.63		2.03		(2.79)		2.15		1.65

Total from investment operations	1.16		1.88		2.24		(2.61)		2.32		1.79

Less distributions:
Dividends from net investment income	—		(0.31)		(0.24)		(0.20)		(0.33)		(0.22)
Distributions from net realized gains	—		(0.26)		(0.23)		(0.49)		(0.37)		(0.26)

Total dividends and distributions	—		(0.57)		(0.47)		(0.69)		(0.70)		(0.48)

Net asset value, end of period	$16.58		$15.42		$14.11		$12.34		$15.64		$14.02

Total return (b)	7.52%		13.30%		18.40%		(16.58)%		16.65%		14.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,589		$9,893		$10,605		$10,127		$14,021		$12,916
Ratio of expenses to average net assets:
After waivers (a)(f)	0.30	%(j)	0.30	%(j)	0.35	%(k)	0.32	%(o)	0.31	%(j)	0.34	%(m)
Before waivers (a)(f)	0.30%		0.30%		0.35%		0.32%		0.31%		0.35%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.07)%		1.66%		1.55%		1.31%		1.12%		1.17%
Before waivers (a)(f)(x)	(0.07)%		1.66%		1.55%		1.31%		1.12%		1.15%
Portfolio turnover rate^	5	%(z)	10%		8%		7%		10%		12%

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.03% for Class IB and 0.78% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.08% for Class IB and 0.83% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB and 0.85% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.04% for Class IB and 0.79% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (91.9%)
EQ/American Century Mid Cap Value Portfolio‡	85,412	$1,899,540
EQ/Emerging Markets Equity PLUS Portfolio‡	831,109	8,584,509
EQ/Equity 500 Index Portfolio‡	658,114	59,266,561
EQ/International Equity Index Portfolio‡	1,566,055	20,504,383
EQ/Janus Enterprise Portfolio‡	72,395	1,692,220
EQ/MFS International Growth Portfolio‡	1,536,107	13,128,497
EQ/Small Company Index Portfolio‡	1,490,793	16,764,692
EQ/Value Equity Portfolio‡	255,375	6,046,604
Multimanager Aggressive Equity Portfolio‡	35,818	2,939,001

Total Equity		130,826,007

Fixed Income (8.1%)
1290 Diversified Bond Fund‡	187,052	1,567,497
1290 VT High Yield Bond Portfolio‡	277,074	2,563,750
EQ/Core Bond Index Portfolio‡	134,921	1,290,562
EQ/Core Plus Bond Portfolio‡	548,077	1,924,902
EQ/Long-Term Bond Portfolio‡	276,167	1,872,006
EQ/PIMCO Ultra Short Bond Portfolio‡	113,589	1,142,740
EQ/Quality Bond PLUS Portfolio‡	142,993	1,131,323

Total Fixed Income		11,492,780

Total Investments in Securities (100.0%) (Cost $110,775,183)		142,318,787
Other Assets Less Liabilities (0.0%)†		31,419

Net Assets (100%)		$142,350,206

†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	85,412	1,769,046	114,234	(29,981)	(9)	46,250	1,899,540	—	—
EQ/Emerging Markets Equity PLUS Portfolio	831,109	7,277,257	407,977	(257,075)	94	1,156,256	8,584,509	—	—
EQ/Equity 500 Index Portfolio	658,114	54,217,584	2,660,013	(1,008,137)	6	3,397,095	59,266,561	—	—
EQ/International Equity Index Portfolio	1,566,055	16,498,915	913,870	(239,847)	339	3,331,106	20,504,383	—	—
EQ/Janus Enterprise Portfolio	72,395	1,547,719	114,234	(29,981)	(2)	60,250	1,692,220	—	—
EQ/MFS International Growth Portfolio	1,536,107	11,270,988	571,169	(459,904)	(89)	1,746,333	13,128,497	—	—
EQ/Small Company Index Portfolio	1,490,793	16,446,699	832,274	(243,432)	17	(270,866)	16,764,692	—	—
EQ/Value Equity Portfolio	255,375	5,510,436	310,063	(81,377)	8	307,474	6,046,604	—	—
Multimanager Aggressive Equity Portfolio	35,818	2,698,222	114,234	(64,981)	(21)	191,547	2,939,001	—	—
Fixed Income
1290 Diversified Bond Fund	187,052	1,269,002	268,052	(17,122)	(1)	47,566	1,567,497	62,775	—
1290 VT High Yield Bond Portfolio	277,074	2,325,339	154,234	(29,981)	1	114,157	2,563,750	—	—
EQ/Core Bond Index Portfolio	134,921	1,147,112	108,959	(12,849)	—	47,340	1,290,562	—	—
EQ/Core Plus Bond Portfolio	548,077	1,588,011	256,594	(21,415)	1	101,711	1,924,902	—	—
EQ/Long-Term Bond Portfolio	276,167	1,570,370	266,596	(21,415)	(2)	56,457	1,872,006	—	—
EQ/PIMCO Ultra Short Bond Portfolio	113,589	967,564	163,957	(12,849)	2	24,066	1,142,740	—	—
EQ/Quality Bond PLUS Portfolio	142,993	940,125	163,957	(12,849)	1	40,089	1,131,323	—	—

Total		127,044,389	7,420,417	(2,543,195)	345	10,396,831	142,318,787	62,775	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$1,567,497	$140,751,290	$—	$142,318,787

Total Assets	$1,567,497	$140,751,290	$—	$142,318,787

Total Liabilities	$—	$—	$—	$—

Total	$1,567,497	$140,751,290	$—	$142,318,787

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$7,420,417
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,543,195

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,922,348
Aggregate gross unrealized depreciation	(466,454)

Net unrealized appreciation	$31,455,894

Federal income tax cost of investments in securities and derivative instruments, if applicable	$110,862,893

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $110,775,183)	$142,318,787
Cash	174,041
Receivable for Portfolio shares sold	141,545
Dividends, interest and other receivables	108
Other assets	1,672

Total assets	142,636,153

LIABILITIES
Payable for securities purchased	167,019
Distribution fees payable – Class IB	28,386
Investment management fees payable	18,261
Administrative fees payable	13,642
Payable for Portfolio shares repurchased	6,230
Accrued expenses	52,409

Total liabilities	285,947

Commitments and contingent liabilities^
NET ASSETS	$142,350,206

Net assets were comprised of:
Paid in capital	$108,376,505
Total distributable earnings (loss)	33,973,701

Net assets	$142,350,206

Class IB
Net asset value, offering and redemption price per share, $142,122,784 / 7,947,307 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.88

Class K
Net asset value, offering and redemption price per share, $227,422 / 12,694 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.92

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$62,775
Interest	2,353

Total income	65,128

EXPENSES
Distribution fees – Class IB	162,268
Administrative fees	81,021
Investment management fees	65,013
Custodian fees	46,747
Professional fees	23,952
Recoupment fees	15,235
Printing and mailing expenses	8,343
Trustees’ fees	2,134
Miscellaneous	1,811

Total expenses	406,524

NET INVESTMENT INCOME (LOSS)	(341,396)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	345
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	10,396,831

NET REALIZED AND UNREALIZED GAIN (LOSS)	10,397,176

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,055,780

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(341,396)	$1,482,225
Net realized gain (loss)	345	3,714,000
Net change in unrealized appreciation (depreciation)	10,396,831	9,759,314

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,055,780	14,955,539

Distributions to shareholders:
Class IB	—	(3,148,902)
Class K	—	(5,904)

Total distributions to shareholders	—	(3,154,806)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 618,673 and 1,248,175 shares, respectively ]	10,393,381	20,228,846
Capital shares issued in reinvestment of dividends and distributions [ 0 and 187,473 shares, respectively ]	—	3,148,902
Capital shares repurchased [ (303,870) and (541,965) shares, respectively ]	(5,097,470)	(8,765,715)

Total Class IB transactions	5,295,911	14,612,033

Class K
Capital shares issued in reinvestment of dividends and distributions [ 0 and 351 shares, respectively ]	—	5,904
Capital shares repurchased [ (201) and (4,827) shares , respectively. ]	(3,409)	(79,820)

Total Class K transactions	(3,409)	(73,916)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,292,502	14,538,117

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,348,282	26,338,850
NET ASSETS:
Beginning of period	127,001,924	100,663,074

End of period	$142,350,206	$127,001,924

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022		2021		2020
Net asset value, beginning of period	$16.61		$14.90		$12.74		$16.32		$14.24		$12.63

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.05)		0.21		0.19		0.15		0.13		0.14
Net realized and unrealized gain (loss)	1.32		1.92		2.32		(3.03)		2.46		1.73

Total from investment operations	1.27		2.13		2.51		(2.88)		2.59		1.87

Less distributions:
Dividends from net investment income	—		(0.23)		(0.20)		(0.15)		(0.32)		(0.19)
Distributions from net realized gains	—		(0.19)		(0.15)		(0.55)		(0.19)		(0.07)

Total dividends and distributions	—		(0.42)		(0.35)		(0.70)		(0.51)		(0.26)

Net asset value, end of period	$17.88		$16.61		$14.90		$12.74		$16.32		$14.24

Total return (b)	7.65%		14.31%		19.82%		(17.56)%		18.30%		14.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$142,123		$126,788		$100,404		$69,933		$70,752		$248,268
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.63	%(j)	0.65	%(j)	0.62	%(j)	0.64	%(j)	0.66	%(m)(o)	0.59	%(j)
Before waivers and reimbursements (a)(f)	0.63%		0.65%		0.69%		0.67%		0.68%		0.82%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.53)%		1.26%		1.35%		1.09%		0.82%		1.15%
Before waivers and reimbursements (a)(f)(x)	(0.53)%		1.26%		1.28%		1.06%		0.80%		0.92%
Portfolio turnover rate^	2	%(z)	8%		4%		5%		6%		8%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024		2023		2022		2021		2020
Net asset value, beginning of period	$16.62		$14.91		$12.74		$16.33		$14.25		$12.63

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.19		0.16		0.17		0.12		0.12
Net realized and unrealized gain (loss)	1.32		1.99		2.39		(3.03)		2.51		1.79

Total from investment operations	1.30		2.18		2.55		(2.86)		2.63		1.91

Less distributions:
Dividends from net investment income	—		(0.28)		(0.23)		(0.18)		(0.36)		(0.22)
Distributions from net realized gains	—		(0.19)		(0.15)		(0.55)		(0.19)		(0.07)

Total dividends and distributions	—		(0.47)		(0.38)		(0.73)		(0.55)		(0.29)

Net asset value, end of period	$17.92		$16.62		$14.91		$12.74		$16.33		$14.25

Total return (b)	7.82%		14.57%		20.17%		(17.40)%		18.57%		15.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$227		$214		$259		$363		$457		$602
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.38	%(j)	0.39	%(j)	0.37	%(j)	0.39	%(j)	0.41	%(m)(o)	0.34	%(j)
Before waivers and reimbursements (a)(f)	0.38%		0.40%		0.43%		0.42%		0.44%		0.58%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.28)%		1.15%		1.16%		1.19%		0.75%		0.99%
Before waivers and reimbursements (a)(f)(x)	(0.28)%		1.14%		1.10%		1.16%		0.72%		0.75%
Portfolio turnover rate^	2	%(z)	8%		4%		5%		6%		8%

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class IB and 0.85% for Class K.
(m)	Includes extraordinary expenses of 0.02% and 0.02% for Class IB and Class K, respectively.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class IB and 0.87% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (64.8%)
iShares Core MSCI EAFE ETF	404,370	$33,756,808
iShares Core S&P 500 ETF	54,338	33,738,464
iShares Core S&P Mid-Cap ETF	191,450	11,873,729
iShares Core S&P Small-Cap ETF	20,750	2,267,768
iShares MSCI EAFE ETF (x)	107,860	9,641,605
iShares Russell 2000 ETF (x)	10,825	2,335,927
Vanguard Large-Cap ETF (x)	42,160	12,028,248
Vanguard S&P 500 ETF	67,770	38,495,393

Total Equity		144,137,942

Fixed Income (34.7%)
Vanguard Intermediate-Term Corporate Bond ETF	932,057	77,286,166

Total Exchange Traded Funds (99.5%) (Cost $191,616,897)		221,424,108

SHORT-TERM INVESTMENTS:
Investment Companies (4.1%)
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	7,972,148	7,972,148

JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	1,076,964	1,077,179

Total Investment Companies		9,049,327

Total Short-Term Investments (4.1%) (Cost $9,049,486)		9,049,327

Total Investments in Securities (103.6%) (Cost $200,666,383)		230,473,435
Other Assets Less Liabilities (-3.6%)		(7,939,637)

Net Assets (100%)		$222,533,798

(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $9,891,850. This was collateralized by $2,129,133 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.875%, maturing 11/30/25 – 5/15/54 and by cash of $7,972,148 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$221,424,108	$—	$—	$221,424,108
Short-Term Investments
Investment Companies	9,049,327	—	—	9,049,327

Total Assets	$230,473,435	$—	$—	$230,473,435

Total Liabilities	$—	$—	$—	$—

Total	$230,473,435	$—	$—	$230,473,435

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$81,839,564
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$73,790,796

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,135,239
Aggregate gross unrealized depreciation	(494,766)

Net unrealized appreciation	$28,640,473

Federal income tax cost of investments in securities and derivative instruments, if applicable	$201,832,962

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $200,666,383)	$230,473,435
Cash	149,999
Dividends, interest and other receivables	158,698
Receivable for Portfolio shares sold	29,865
Securities lending income receivable	3,580
Other assets	2,619

Total assets	230,818,196

LIABILITIES
Payable for return of collateral on securities loaned	7,972,148
Investment management fees payable	111,473
Payable for Portfolio shares repurchased	82,206
Distribution fees payable – Class IB	44,454
Administrative fees payable	21,511
Accrued expenses	52,606

Total liabilities	8,284,398

Commitments and contingent liabilities^
NET ASSETS	$222,533,798

Net assets were comprised of:
Paid in capital	$181,406,350
Total distributable earnings (loss)	41,127,448

Net assets	$222,533,798

Class IB
Net asset value, offering and redemption price per share, $222,533,798 / 15,905,870 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.99

(x)	Includes value of securities on loan of $9,891,850.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends	$2,973,172
Interest	3,657
Securities lending (net)	70,068

Total income	3,046,897

EXPENSES
Investment management fees	726,390
Distribution fees – Class IB	259,424
Administrative fees	129,518
Professional fees	28,109
Printing and mailing expenses	12,246
Custodian fees	4,507
Trustees’ fees	3,405
Miscellaneous	1,824

Gross expenses	1,165,423
Less: Waiver from investment manager	(85,013)

Net expenses	1,080,410

NET INVESTMENT INCOME (LOSS)	1,966,487

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	10,007,622
Net change in unrealized appreciation (depreciation) on investments in securities	(357,719)

NET REALIZED AND UNREALIZED GAIN (LOSS)	9,649,903

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,616,390

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,966,487	$3,486,372
Net realized gain (loss)	10,007,622	490,888
Net change in unrealized appreciation (depreciation)	(357,719)	14,868,686

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,616,390	18,845,946

Distributions to shareholders:
Class IB	—	(3,533,906)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 991,475 and 2,504,305 shares, respectively ]	13,317,191	32,454,976
Capital shares issued in reinvestment of dividends and distributions [ 0 and 260,427 shares, respectively ]	—	3,533,906
Capital shares repurchased [ (523,815) and (1,148,847) shares, respectively ]	(7,035,001)	(14,912,677)

Total Class IB transactions	6,282,190	21,076,205

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	6,282,190	21,076,205

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,898,580	36,388,245
NET ASSETS:
Beginning of period	204,635,218	168,246,973

End of period	$222,533,798	$204,635,218

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022		2021		2020
Net asset value, beginning of period	$13.26		$12.17		$10.63		$13.12		$11.75		$11.16

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13		0.24		0.21		0.16		0.14		0.12
Net realized and unrealized gain (loss)	0.60		1.09		1.52		(2.43)		1.33		0.58

Total from investment operations	0.73		1.33		1.73		(2.27)		1.47		0.70

Less distributions:
Dividends from net investment income	—		(0.23)		(0.18)		(0.13)		(0.10)		(0.11)
Distributions from net realized gains	—		(0.01)		(0.01)		(0.09)		—		—	#

Total dividends and distributions	—		(0.24)		(0.19)		(0.22)		(0.10)		(0.11)

Net asset value, end of period	$13.99		$13.26		$12.17		$10.63		$13.12		$11.75

Total return (b)	5.51%		10.84%		16.31%		(17.36)%		12.51%		6.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$222,534		$204,635		$168,247		$118,850		$80,300		$44,418
Ratio of expenses to average net assets:
After waivers (a)(f)	1.04	%(j)	1.04	%(j)	1.05	%(j)	1.04	%(j)	1.04	%(j)	1.03	%(j)
Before waivers (a)(f)	1.12%		1.14%		1.14%		1.16%		1.18%		1.28%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	1.89%		1.84%		1.80%		1.40%		1.12%		1.15%
Before waivers (a)(f)(x)	1.81%		1.75%		1.71%		1.28%		0.98%		0.90%
Portfolio turnover rate^	36	%(z)	3%		16%		73%		7%		69%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Alternatives (26.4%)
iMGP DBi Managed Futures Strategy ETF	42,840	$1,102,273
NYLI Merger Arbitrage ETF (x)*	42,900	1,513,083

Total Alternatives		2,615,356

Commodity (16.1%)
Invesco DB Agriculture Fund	14,570	381,006
Invesco DB Energy Fund	21,880	407,624
Invesco DB Precious Metals Fund	10,640	799,490

Total Commodity		1,588,120

Equity (27.3%)
iShares Core U.S. REIT ETF (x)	12,180	688,901
JPMorgan Equity Premium Income ETF (x)	14,610	830,579
JPMorgan Nasdaq Equity Premium Income ETF (x)	8,520	463,488
Vanguard Global ex-U.S. Real Estate ETF (x)	15,550	717,632

Total Equity		2,700,600

Fixed Income (29.6%)
iShares Convertible Bond ETF (x)	17,320	1,560,532
Vanguard Short-Term Inflation-Protected Securities ETF	27,160	1,365,333

Total Fixed Income		2,925,865

Total Exchange Traded Funds (99.4%) (Cost $9,270,419)		9,829,941

SHORT-TERM INVESTMENTS:
Investment Companies (18.8%)
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	1,857,007	$1,857,007

Total Short-Term Investments (18.8%) (Cost $1,857,007)		1,857,007

Total Investments in Securities (118.2%) (Cost $11,127,426)		11,686,948
Other Assets Less Liabilities (-18.2%)		(1,797,799)

Net Assets (100%)		$9,889,149

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $2,437,663. This was collateralized by $622,461 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.875%, maturing 11/30/25 – 5/15/54 and by cash of $1,857,007 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$9,829,941	$—	$—	$9,829,941
Short-Term Investments
Investment Companies	1,857,007	—	—	1,857,007

Total Assets	$11,686,948	$—	$—	$11,686,948

Total Liabilities	$—	$—	$—	$—

Total	$11,686,948	$—	$—	$11,686,948

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,194,450
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$962,460

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$607,172
Aggregate gross unrealized depreciation	(225,032)

Net unrealized appreciation	$382,140

Federal income tax cost of investments in securities and derivative instruments, if applicable	$11,304,808

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $11,127,426)	$11,686,948
Cash	92,740
Receivable for Portfolio shares sold	704
Securities lending income receivable	276
Dividends, interest and other receivables	274
Other assets	119

Total assets	11,781,061

LIABILITIES
Payable for return of collateral on securities loaned	1,857,007
Distribution fees payable – Class IB	755
Administrative fees payable	708
Investment management fees payable	572
Payable for Portfolio shares repurchased	437
Accrued expenses	32,433

Total liabilities	1,891,912

Commitments and contingent liabilities^
NET ASSETS	$9,889,149

Net assets were comprised of:
Paid in capital	$10,034,709
Total distributable earnings (loss)	(145,560)

Net assets	$9,889,149

Class IB
Net asset value, offering and redemption price per share, $3,893,349 / 411,145 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.47

Class K
Net asset value, offering and redemption price per share, $5,995,800 / 632,136 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.48

(x)	Includes value of securities on loan of $2,437,663.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends	$93,684
Interest	1,320
Securities lending (net)	1,760

Total income	96,764

EXPENSES
Investment management fees	23,269
Professional fees	20,421
Printing and mailing expenses	5,428
Distribution fees – Class IB	4,425
Custodian fees	4,413
Administrative fees	4,221
Trustees’ fees	153
Miscellaneous	2,488

Gross expenses	64,818
Less: Waiver from investment manager	(20,822)

Net expenses	43,996

NET INVESTMENT INCOME (LOSS)	52,768

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	29,333
Net change in unrealized appreciation (depreciation) on investments in securities	402,395

NET REALIZED AND UNREALIZED GAIN (LOSS)	431,728

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$484,496

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$52,768	$230,668
Net realized gain (loss)	29,333	41,473
Net change in unrealized appreciation (depreciation)	402,395	501,950

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	484,496	774,091

Distributions to shareholders:
Class IB	—	(79,571)
Class K	—	(142,459)

Total distributions to shareholders	—	(222,030)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 59,906 and 86,001 shares, respectively ]	555,996	766,811
Capital shares issued in reinvestment of dividends [ 0 and 8,709 shares, respectively ]	—	79,571
Capital shares repurchased [ (40,758) and (56,712) shares, respectively ]	(373,287)	(507,010)

Total Class IB transactions	182,709	339,372

Class K
Capital shares issued in reinvestment of dividends [ 0 and 15,588 shares, respectively ]	—	142,459

Total Class K transactions	—	142,459

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	182,709	481,831

TOTAL INCREASE (DECREASE) IN NET ASSETS	667,205	1,033,892
NET ASSETS:
Beginning of period	9,221,944	8,188,052

End of period	$9,889,149	$9,221,944

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024	2023	2022	2021		2020
Net asset value, beginning of period	$9.00		$8.44	$8.34	$9.98	$10.45		$10.06

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.04		0.23	0.14	0.17	0.35		0.05
Net realized and unrealized gain (loss)	0.43		0.54	0.28	(1.30)	(0.03)		0.40

Total from investment operations	0.47		0.77	0.42	(1.13)	0.32		0.45

Less distributions:
Dividends from net investment income	—		(0.21)	(0.16)	(0.18)	(0.30)		(0.06)
Distributions from net realized gains	—		—	(0.14)	(0.33)	(0.49)		—
Return of capital	—		—	(0.02)	—	—		—	#

Total dividends and distributions	—		(0.21)	(0.32)	(0.51)	(0.79)		(0.06)

Net asset value, end of period	$9.47		$9.00	$8.44	$8.34	$9.98		$10.45

Total return (b)	5.22%		9.07%	5.13%	(11.40)%	3.09%		4.54%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,893		$3,529	$2,986	$2,288	$1,799		$1,132
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%		1.10%	1.10%	1.10%	1.14	%(j)	1.06	%(k)
Before waivers and reimbursements (a)(f)	1.55%		1.84%	2.19%	2.08%	2.08%		2.44%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.97%		2.54%	1.69%	1.83%	3.22%		0.49%
Before waivers and reimbursements (a)(f)(x)	0.52%		1.80%	0.60%	0.85%	2.28%		(0.89)%
Portfolio turnover rate^	10	%(z)	28%	67%	32%	61%		16%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024	2023	2022	2021		2020
Net asset value, beginning of period	$9.01		$8.44	$8.34	$9.98	$10.46		$10.06

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.06		0.24	0.16	0.18	0.32		0.06
Net realized and unrealized gain (loss)	0.41		0.56	0.28	(1.29)	0.01		0.43

Total from investment operations	0.47		0.80	0.44	(1.11)	0.33		0.49

Less distributions:
Dividends from net investment income	—		(0.23)	(0.17)	(0.20)	(0.32)		(0.07)
Distributions from net realized gains	—		—	(0.14)	(0.33)	(0.49)		—
Return of capital	—		—	(0.03)	—	—		(0.02)

Total dividends and distributions	—		(0.23)	(0.34)	(0.53)	(0.81)		(0.09)

Net asset value, end of period	$9.48		$9.01	$8.44	$8.34	$9.98		$10.46

Total return (b)	5.22%		9.45%	5.38%	(11.17)%	3.22%		4.88%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,996		$5,693	$5,202	$4,939	$5,558		$5,383
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%		0.85%	0.85%	0.85%	0.89	%(j)	0.81	%(k)
Before waivers and reimbursements (a)(f)	1.30%		1.59%	1.91%	1.76%	1.76%		2.11%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.24%		2.69%	1.85%	1.91%	2.98%		0.60%
Before waivers and reimbursements (a)(f)(x)	0.79%		1.96%	0.78%	1.00%	2.11%		(0.70)%
Portfolio turnover rate^	10	%(z)	28%	67%	32%	61%		16%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.50% for Class IB and 1.25% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.65% for Class IB and 1.40% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCK:
Utilities (0.0%)†
Multi-Utilities (0.0%)†
Dominion Energy, Inc. (Cost $—)	2	$113

CONVERTIBLE PREFERRED STOCKS:
Financials (5.7%)
Banks (2.8%)
Bank of America Corp. 7.250% (y)	520	630,760
Wells Fargo & Co. 7.500% (y)	695	816,020

		1,446,780

Capital Markets (1.7%)
AMG Capital Trust II 5.150%	1,615	92,297
Ares Management Corp. 6.750%	5,667	300,351
KKR & Co., Inc. 6.250%	9,200	493,120

		885,768

Financial Services (1.2%)
Apollo Global Management, Inc. 6.750%	5,460	408,681
Shift4 Payments, Inc. 6.000%*	1,800	207,360

		616,041

Total Financials		2,948,589

Health Care (0.1%)
Health Care Providers & Services (0.1%)
BrightSpring Health Services, Inc. 6.750%	1,000	82,550

Total Health Care		82,550

Industrials (3.1%)
Aerospace & Defense (2.6%)
Boeing Co. (The) 6.000%	20,050	1,363,400

Machinery (0.2%)
Chart Industries, Inc. 6.750%	1,500	90,600

Trading Companies & Distributors (0.3%)
QXO, Inc. 5.500%*	2,100	130,179

Total Industrials		1,584,179

Information Technology (1.8%)
Semiconductors & Semiconductor Equipment (0.7%)
Microchip Technology, Inc. 7.500%	5,200	346,528

Software (0.5%)
MicroStrategy, Inc. 8.000% (x)(y)	2,000	242,020

Technology Hardware, Storage & Peripherals (0.6%)
Hewlett Packard Enterprise Co. 7.625%	5,500	323,840

Total Information Technology		912,388

Materials (0.5%)
Chemicals (0.5%)
Albemarle Corp. 7.250%	8,000	256,800

Total Materials		256,800

Utilities (2.2%)
Electric Utilities (2.2%)
NextEra Energy, Inc. 7.299%	21,000	913,050
PG&E Corp. 6.000% (x)	6,000	225,600

Total Utilities		1,138,650

Total Convertible Preferred Stocks (13.4%) (Cost $6,894,822)		6,923,156

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (86.6%)
Communication Services (5.0%)
Diversified Telecommunication Services (0.3%)
AST SpaceMobile, Inc. 4.250%, 3/1/32§	$84,000	166,496

Entertainment (2.6%)
Cinemark Holdings, Inc. 4.500%, 8/15/25	80,000	169,440
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	78,000	103,662
Live Nation Entertainment, Inc.
3.125%, 1/15/29	163,000	250,368
2.875%, 1/15/30 (x)§	204,000	221,850
Sea Ltd.
2.375%, 12/1/25	185,000	328,613
0.250%, 9/15/26	270,000	254,610

		1,328,543

Interactive Media & Services (0.8%)
Snap, Inc.
(Zero Coupon), 5/1/27	50,000	45,249
0.125%, 3/1/28	125,000	108,375
0.500%, 5/1/30 (x)	125,000	106,000
Trump Media & Technology Group Corp. (Zero Coupon), 5/29/28§	150,000	141,750

		401,374

Media (1.3%)
Cable One, Inc.
(Zero Coupon), 3/15/26	90,000	85,149
Liberty Broadband Corp. 3.125%, 3/31/53§	175,000	175,804
Liberty Media Corp. 2.375%, 9/30/53§	220,000	338,140
Sirius XM Holdings, Inc. 3.750%, 3/15/28	100,000	103,900

		702,993

Total Communication Services		2,599,406

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Discretionary (16.6%)
Automobile Components (0.2%)
LCI Industries 3.000%, 3/1/30§	$92,000	$91,885

Automobiles (3.1%)
Ford Motor Co.
(Zero Coupon), 3/15/26	405,000	400,140
Li Auto, Inc. 0.250%, 5/1/28	155,000	183,811
Lucid Group, Inc. 1.250%, 12/15/26§	175,000	152,906
5.000%, 4/1/30§	175,000	159,950
NIO, Inc. 3.875%, 10/15/29	70,000	49,639
4.625%, 10/15/30	95,000	59,803
Rivian Automotive, Inc. 4.625%, 3/15/29	275,000	279,469
3.625%, 10/15/30	295,000	264,467
Winnebago Industries, Inc. 3.250%, 1/15/30	60,000	51,600

		1,601,785

Broadline Retail (4.5%)
Alibaba Group Holding Ltd. 0.500%, 6/1/31	890,000	1,133,704
Etsy, Inc. 0.125%, 10/1/26	125,000	120,625
0.125%, 9/1/27	85,000	75,650
0.250%, 6/15/28	205,000	175,685
1.000%, 6/15/30§	100,000	95,000
JD.com, Inc. 0.250%, 6/1/29	375,000	390,187
Liberty Interactive LLC 4.000%, 11/15/29	50,000	5,000
3.750%, 2/15/30	60,000	6,000
Match Group Financeco 2, Inc. 0.875%, 6/15/26§	80,000	77,080
Match Group Financeco 3, Inc. 2.000%, 1/15/30§	95,000	84,550
PDD Holdings, Inc. (Zero Coupon), 12/1/25	150,000	145,875

		2,309,356

Diversified Consumer Services (0.3%)
Stride, Inc. 1.125%, 9/1/27	65,000	180,830

Hotels, Restaurants & Leisure (5.9%)
Airbnb, Inc.
(Zero Coupon), 3/15/26	365,000	351,859
Carnival Corp. 5.750%, 12/1/27	200,000	439,900
Cheesecake Factory, Inc. (The) 2.000%, 3/15/30§	87,000	94,286
DoorDash, Inc. (Zero Coupon), 5/15/30§	481,000	521,094
DraftKings Holdings, Inc. (Zero Coupon), 3/15/28	225,000	201,262
Expedia Group, Inc.
(Zero Coupon), 2/15/26	150,000	145,800
H World Group Ltd. 3.000%, 5/1/26	75,000	79,162
MakeMyTrip Ltd.
(Zero Coupon), 7/1/30§	225,000	239,793
Marriott Vacations Worldwide Corp.
(Zero Coupon), 1/15/26	125,000	120,747
3.250%, 12/15/27	80,000	74,480
NCL Corp. Ltd. 1.125%, 2/15/27	182,000	178,815
2.500%, 2/15/27	71,000	70,893
0.875%, 4/15/30§	100,000	106,938
Trip.com Group Ltd. 0.750%, 6/15/29	268,000	297,346
Vail Resorts, Inc.
(Zero Coupon), 1/1/26	105,000	102,113

		3,024,488

Household Durables (0.2%)
Meritage Homes Corp. 1.750%, 5/15/28	105,000	101,664

Leisure Products (0.2%)
Peloton Interactive, Inc. 5.500%, 12/1/29	60,000	110,091

Specialty Retail (2.2%)
GameStop Corp.
(Zero Coupon), 4/1/30§	270,000	291,600
(Zero Coupon), 6/15/32§	445,000	476,595
Guess?, Inc. 3.750%, 4/15/28	75,000	71,100
Wayfair, Inc. 3.250%, 9/15/27	92,000	104,834
3.500%, 11/15/28	145,000	195,877

		1,140,006

Total Consumer Discretionary		8,560,105

Consumer Staples (0.6%)
Food Products (0.5%)
Beyond Meat, Inc.
(Zero Coupon), 3/15/27	230,000	18,285
Freshpet, Inc. 3.000%, 4/1/28	70,000	86,940
Post Holdings, Inc. 2.500%, 8/15/27	119,000	135,839

		241,064

Household Products (0.1%)
Spectrum Brands, Inc. 3.375%, 6/1/29	64,000	58,016

Total Consumer Staples		299,080

Energy (0.9%)
Oil, Gas & Consumable Fuels (0.9%)
Centrus Energy Corp. 2.250%, 11/1/30§	73,000	151,146
Golar LNG Ltd. 2.750%, 12/15/30§	100,000	102,500
Kosmos Energy Ltd. 3.125%, 3/15/30	80,000	53,386

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Northern Oil & Gas, Inc. 3.625%, 4/15/29	$93,000	$96,953
World Kinect Corp. 3.250%, 7/1/28	50,000	58,130

Total Energy		462,115

Financials (5.2%)
Banks (0.5%)
Barclays Bank plc Series MSFT 1.000%, 2/16/29	150,000	163,704
BofA Finance LLC 0.600%, 5/25/27	100,000	97,700

		261,404

Capital Markets (1.4%)
Coinbase Global, Inc. 0.500%, 6/1/26	245,000	282,852
0.250%, 4/1/30	197,000	257,184
HAT Holdings I LLC 3.750%, 8/15/28§	61,000	70,394
JPMorgan Chase Financial Co. LLC 0.500%, 6/15/27	65,000	74,815

		685,245

Consumer Finance (1.5%)
Qifu Technology, Inc. 0.500%, 4/1/30§	110,000	107,910
SoFi Technologies, Inc.
(Zero Coupon), 10/15/26§	98,000	107,065
1.250%, 3/15/29§	142,000	289,169
Upstart Holdings, Inc. 0.250%, 8/15/26	57,000	53,865
2.000%, 10/1/29§	70,000	114,450
1.000%, 11/15/30§	104,000	105,690

		778,149

Financial Services (1.7%)
Affirm Holdings, Inc. 0.750%, 12/15/29§	133,000	140,249
Block, Inc.
(Zero Coupon), 5/1/26	40,000	38,180
0.250%, 11/1/27	140,000	124,950
Global Payments, Inc. 1.500%, 3/1/31	338,000	301,834
Shift4 Payments, Inc.
(Zero Coupon), 12/15/25	125,000	157,812
0.500%, 8/1/27	104,000	111,280

		874,305

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
Starwood Property Trust, Inc. (REIT) 6.750%, 7/15/27	50,000	53,400

Total Financials		2,652,503

Health Care (10.0%)
Biotechnology (3.9%)
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	167,000	216,933
Ascendis Pharma A/S 2.250%, 4/1/28	92,000	115,021
BioMarin Pharmaceutical, Inc. 1.250%, 5/15/27	105,000	98,836
Bridgebio Pharma, Inc. 2.500%, 3/15/27	135,000	167,889
2.250%, 2/1/29	100,000	93,100
1.750%, 3/1/31§	89,000	103,552
Cytokinetics, Inc. 3.500%, 7/1/27	100,000	106,350
Exact Sciences Corp. 0.375%, 3/15/27	110,000	104,665
0.375%, 3/1/28	120,000	109,380
2.000%, 3/1/30§	90,000	90,900
1.750%, 4/15/31§	100,000	91,479
Halozyme Therapeutics, Inc. 0.250%, 3/1/27	140,000	139,125
1.000%, 8/15/28	113,000	128,651
Immunocore Holdings plc 2.500%, 2/1/30	70,000	60,363
Ionis Pharmaceuticals, Inc.
(Zero Coupon), 4/1/26	105,000	105,420
1.750%, 6/15/28	100,000	104,937
Sarepta Therapeutics, Inc. 1.250%, 9/15/27	220,000	158,400

		1,995,001

Health Care Equipment & Supplies (4.0%)
Alphatec Holdings, Inc. 0.750%, 3/15/30§	62,000	62,640
CONMED Corp. 2.250%, 6/15/27	165,000	156,332
Dexcom, Inc. 0.250%, 11/15/25	260,000	255,060
0.375%, 5/15/28	165,000	154,770
Enovis Corp. 3.875%, 10/15/28	101,000	99,435
Envista Holdings Corp. 1.750%, 8/15/28 (x)	70,000	64,881
Haemonetics Corp.
(Zero Coupon), 3/1/26	55,000	52,999
2.500%, 6/1/29	138,000	136,932
Insulet Corp. 0.375%, 9/1/26	70,000	98,310
Integer Holdings Corp. 1.875%, 3/15/30§	183,000	190,137
Integra LifeSciences Holdings Corp. 0.500%, 8/15/25	80,000	79,000
iRhythm Technologies, Inc. 1.500%, 9/1/29	109,000	139,575
Lantheus Holdings, Inc. 2.625%, 12/15/27	105,000	133,245
Merit Medical Systems, Inc. 3.000%, 2/1/29§	135,000	168,719
Novocure Ltd.
(Zero Coupon), 11/1/25	120,000	116,856
TransMedics Group, Inc. 1.500%, 6/1/28	89,000	142,586

		2,051,477

Health Care Providers & Services (0.7%)
Guardant Health, Inc.
(Zero Coupon), 11/15/27	85,000	76,873
1.250%, 2/15/31	100,000	116,316

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Hims & Hers Health, Inc.
(Zero Coupon), 5/15/30§	$181,000	$189,326

		382,515

Health Care Technology (0.5%)
Evolent Health, Inc. 3.500%, 12/1/29	90,000	76,379
Teladoc Health, Inc. 1.250%, 6/1/27 (x)	175,000	160,965

		237,344

Life Sciences Tools & Services (0.2%)
Repligen Corp. 1.000%, 12/15/28	88,000	87,164
Tempus AI, Inc. 0.750%, 7/15/30§	36,000	36,000

		123,164

Pharmaceuticals (0.7%)
Jazz Investments I Ltd. 2.000%, 6/15/26	190,000	191,805
3.125%, 9/15/30§	165,000	174,900

		366,705

Total Health Care		5,156,206

Industrials (7.0%)
Aerospace & Defense (1.2%)
Axon Enterprise, Inc. 0.500%, 12/15/27	50,000	181,375
Rocket Lab USA, Inc. 4.250%, 2/1/29§	60,000	421,387
Virgin Galactic Holdings, Inc. 2.500%, 2/1/27§	53,000	20,368

		623,130

Air Freight & Logistics (0.4%)
ZTO Express Cayman, Inc. 1.500%, 9/1/27	194,000	192,642

Commercial Services & Supplies (0.2%)
Tetra Tech, Inc. 2.250%, 8/15/28	100,000	112,500

Construction & Engineering (0.7%)
Fluor Corp. 1.125%, 8/15/29	85,000	111,520
Granite Construction, Inc. 3.750%, 5/15/28	50,000	103,825
3.250%, 6/15/30	85,000	115,982

		331,327

Electrical Equipment (0.9%)
Array Technologies, Inc. 1.000%, 12/1/28	100,000	79,194
Bloom Energy Corp. 3.000%, 6/1/28	125,000	184,875
3.000%, 6/1/29	74,000	104,171
Fluence Energy, Inc. 2.250%, 6/15/30§	65,000	41,803
Stem, Inc. 0.500%, 12/1/28§	88,000	21,340
Sunrun, Inc. 4.000%, 3/1/30	75,000	49,613

		480,996

Ground Transportation (1.9%)
Lyft, Inc. 0.625%, 3/1/29	96,000	102,336
Uber Technologies, Inc.
(Zero Coupon), 12/15/25	180,000	215,460
(Zero Coupon), 5/15/28§	204,000	216,138
0.875%, 12/1/28	315,000	449,348

		983,282

Machinery (0.4%)
Greenbrier Cos., Inc. (The) 2.875%, 4/15/28	40,000	42,452
JBT Marel Corp. 0.250%, 5/15/26	50,000	49,605
Middleby Corp. (The) 1.000%, 9/1/25	115,000	128,973

		221,030

Passenger Airlines (0.3%)
JetBlue Airways Corp. 0.500%, 4/1/26	60,000	57,300
2.500%, 9/1/29§	100,000	91,950

		149,250

Professional Services (1.0%)
CSG Systems International, Inc. 3.875%, 9/15/28	80,000	90,120
Dayforce, Inc. 0.250%, 3/15/26	120,000	115,440
Fiverr International Ltd.
(Zero Coupon), 11/1/25	105,000	102,480
Parsons Corp. 2.625%, 3/1/29 (x)	125,000	132,875
Upwork, Inc. 0.250%, 8/15/26	86,000	80,924

		521,839

Total Industrials		3,615,996

Information Technology (28.9%)
Communications Equipment (1.1%)
Lumentum Holdings, Inc. 0.500%, 12/15/26	190,000	223,205
0.500%, 6/15/28	125,000	129,000
1.500%, 12/15/29	120,000	184,020

		536,225

Electronic Equipment, Instruments & Components (1.2%)
Advanced Energy Industries, Inc. 2.500%, 9/15/28	100,000	119,790
Itron, Inc.
(Zero Coupon), 3/15/26	110,000	123,915
1.375%, 7/15/30	104,000	123,656
Mirion Technologies, Inc. 0.250%, 6/1/30§	70,000	80,535
OSI Systems, Inc. 2.250%, 8/1/29§	56,000	75,964
Vishay Intertechnology, Inc. 2.250%, 9/15/30	125,000	111,875

		635,735

IT Services (6.3%)
Akamai Technologies, Inc. 0.375%, 9/1/27	148,000	143,338
1.125%, 2/15/29	275,000	260,288

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
0.250%, 5/15/33§	$309,000	$319,042
Applied Digital Corp. 2.750%, 6/1/30§	70,000	90,409
Cloudflare, Inc.
(Zero Coupon), 8/15/26	250,000	295,775
(Zero Coupon), 6/15/30§	330,000	356,070
DigitalOcean Holdings, Inc.
(Zero Coupon), 12/1/26	269,000	251,004
GDS Holdings Ltd. 2.250%, 6/1/32§	100,000	114,000
Okta, Inc. 0.125%, 9/1/25	105,000	103,950
0.375%, 6/15/26	60,000	57,240
Shopify, Inc. 0.125%, 11/1/25	165,000	166,980
Snowflake, Inc.
(Zero Coupon), 10/1/27§	212,000	321,604
(Zero Coupon), 10/1/29§	181,000	281,636
Spotify USA, Inc.
(Zero Coupon), 3/15/26	260,000	393,874
Wix.com Ltd.
(Zero Coupon), 8/15/25	75,000	74,438

		3,229,648

Semiconductors & Semiconductor Equipment (2.3%)
Enphase Energy, Inc.
(Zero Coupon), 3/1/26	80,000	76,399
(Zero Coupon), 3/1/28	135,000	109,485
Microchip Technology, Inc. 0.750%, 6/1/30	230,000	225,860
MKS, Inc. 1.250%, 6/1/30 (x)	263,000	259,187
ON Semiconductor Corp.
(Zero Coupon), 5/1/27	140,000	165,746
0.500%, 3/1/29	250,000	231,050
SolarEdge Technologies, Inc.
(Zero Coupon), 9/15/25	35,000	33,950
Synaptics, Inc. 0.750%, 12/1/31§	78,000	73,509

		1,175,186

Software (14.4%)
Alarm.com Holdings, Inc.
(Zero Coupon), 1/15/26	115,000	111,550
2.250%, 6/1/29	80,000	77,404
Bentley Systems, Inc. 0.125%, 1/15/26 (x)	115,000	114,080
0.375%, 7/1/27	100,000	94,300
BILL Holdings, Inc.
(Zero Coupon), 4/1/30§	237,000	199,376
Bitdeer Technologies Group 5.250%, 12/1/29§	85,000	86,063
4.875%, 7/1/31§	100,000	96,200
BlackLine, Inc. 1.000%, 6/1/29	109,000	115,767
Box, Inc. 1.500%, 9/15/29§	85,000	87,338
Cleanspark, Inc.
(Zero Coupon), 6/15/30§	100,000	97,866
Confluent, Inc.
(Zero Coupon), 1/15/27	160,000	147,600
Core Scientific, Inc. 3.000%, 9/1/29§	80,000	137,480
(Zero Coupon), 6/15/31§	123,000	133,609
CyberArk Software Ltd.
(Zero Coupon), 6/15/30§	178,000	182,895
Datadog, Inc.
(Zero Coupon), 12/1/29 (x)§	193,000	184,412
Dropbox, Inc.
(Zero Coupon), 3/1/26	135,000	133,447
(Zero Coupon), 3/1/28	100,000	101,300
Five9, Inc. 1.000%, 3/15/29	125,000	108,938
Guidewire Software, Inc. 1.250%, 11/1/29§	129,000	152,091
InterDigital, Inc. 3.500%, 6/1/27	81,000	235,912
IREN Ltd. 3.250%, 6/15/30§	70,000	75,915
Series IREN 3.500%, 12/15/29§	99,000	128,007
Jamf Holding Corp. 0.125%, 9/1/26	66,000	62,007
LivePerson, Inc.
(Zero Coupon), 12/15/26	65,000	25,025
MARA Holdings, Inc.
(Zero Coupon), 3/1/30§	180,000	161,370
(Zero Coupon), 6/1/31§	160,000	136,880
MicroStrategy, Inc. 0.625%, 9/15/28§	105,000	244,807
(Zero Coupon), 12/1/29§	425,000	400,987
(Zero Coupon), 3/1/30§	360,000	421,692
0.625%, 3/15/30	183,000	508,693
0.875%, 3/15/31	133,000	250,639
2.250%, 6/15/32	185,000	397,103
Nebius Group NV 2.000%, 6/5/29§	80,000	105,560
3.000%, 6/5/31§	80,000	105,280
Nice Ltd.
(Zero Coupon), 9/15/25	60,000	59,101
Nutanix, Inc. 0.250%, 10/1/27	110,000	154,770
0.500%, 12/15/29§	144,000	163,180
PagerDuty, Inc. 1.500%, 10/15/28	65,000	61,913
Progress Software Corp. 1.000%, 4/15/26	90,000	107,100
3.500%, 3/1/30	75,000	86,738
Rapid7, Inc. 0.250%, 3/15/27	105,000	97,387
RingCentral, Inc.
(Zero Coupon), 3/15/26	120,000	115,080
Riot Platforms, Inc. 0.750%, 1/15/30§	100,000	103,500
Rubrik, Inc.
(Zero Coupon), 6/15/30§	205,000	214,609
Terawulf, Inc. 2.750%, 2/1/30§	100,000	83,947
Tyler Technologies, Inc. 0.250%, 3/15/26	105,000	129,045
Unity Software, Inc.
(Zero Coupon), 11/15/26	104,000	96,824
(Zero Coupon), 3/15/30§	123,000	125,398

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Varonis Systems, Inc. 1.000%, 9/15/29§	$80,000	$81,080
Workiva, Inc. 1.250%, 8/15/28	144,000	133,200

		7,434,465

Technology Hardware, Storage & Peripherals (3.6%)
Seagate HDD Cayman 3.500%, 6/1/28	270,000	485,595
Super Micro Computer, Inc. 2.250%, 7/15/28§	100,000	116,801
3.500%, 3/1/29	325,000	338,650
(Zero Coupon), 6/15/30§	340,000	380,460
Western Digital Corp. 3.000%, 11/15/28	275,000	493,625
Xerox Holdings Corp. 3.750%, 3/15/30	75,000	42,563

		1,857,694

Total Information Technology		14,868,953

Materials (0.7%)
Metals & Mining (0.7%)
B2Gold Corp. 2.750%, 2/1/30§	87,000	116,275
MP Materials Corp. 3.000%, 3/1/30§	144,000	249,192

Total Materials		365,467

Real Estate (2.9%)
Diversified REITs (0.4%)
Digital Realty Trust LP (REIT) 1.875%, 11/15/29§	191,000	200,817

Health Care REITs (1.4%)
Ventas Realty LP (REIT) 3.750%, 6/1/26	150,000	179,325
Welltower OP LLC (REIT) 2.750%, 5/15/28§	170,000	276,760
3.125%, 7/15/29§	191,000	253,171

		709,256

Hotel & Resort REITs (0.3%)
Pebblebrook Hotel Trust (REIT) 1.750%, 12/15/26	135,000	127,586

Industrial REITs (0.3%)
Rexford Industrial Realty LP (REIT) 4.375%, 3/15/27§	113,000	111,870
4.125%, 3/15/29§	63,000	61,551

		173,421

Real Estate Management & Development (0.3%)
Anywhere Real Estate Group LLC 0.250%, 6/15/26	85,000	83,300
Redfin Corp. 0.500%, 4/1/27	80,000	71,808

		155,108

Retail REITs (0.2%)
Federal Realty OP LP (REIT) 3.250%, 1/15/29§	108,000	107,298

Total Real Estate		1,473,486

Utilities (8.8%)
Electric Utilities (5.8%)
Alliant Energy Corp. 3.875%, 3/15/26	105,000	107,835
3.250%, 5/30/28§	104,000	103,480
Duke Energy Corp. 4.125%, 4/15/26	300,000	317,400
Evergy, Inc. 4.500%, 12/15/27	225,000	263,137
FirstEnergy Corp. 4.000%, 5/1/26	70,000	70,385
3.625%, 1/15/29§	231,000	233,772
3.875%, 1/15/31§	200,000	202,300
NextEra Energy Capital Holdings, Inc. 3.000%, 3/1/27	190,000	216,030
PG&E Corp. 4.250%, 12/1/27	356,000	353,259
Pinnacle West Capital Corp. 4.750%, 6/15/27	87,000	94,221
PPL Capital Funding, Inc. 2.875%, 3/15/28	170,000	183,609
Southern Co. (The) 3.875%, 12/15/25	172,000	190,370
4.500%, 6/15/27	215,000	236,502
3.250%, 6/15/28§	298,000	299,490
TXNM Energy, Inc. 5.750%, 6/1/54	101,000	130,858

		3,002,648

Gas Utilities (0.3%)
UGI Corp. 5.000%, 6/1/28	124,000	170,869

Independent Power and Renewable Electricity Producers (0.5%)
Ormat Technologies, Inc. 2.500%, 7/15/27	68,000	74,188
XPLR Infrastructure LP
(Zero Coupon), 11/15/25§	115,000	111,837
2.500%, 6/15/26§	50,000	47,750

		233,775

Multi-Utilities (1.9%)
CenterPoint Energy, Inc. 4.250%, 8/15/26	200,000	216,400
3.369%, 9/15/29 (e)	200,000	96,409
CMS Energy Corp. 3.375%, 5/1/28	163,000	173,269
WEC Energy Group, Inc. 4.375%, 6/1/27	169,000	190,362
3.375%, 6/1/28§	139,000	139,208
4.375%, 6/1/29	160,000	184,240

		999,888

Water Utilities (0.3%)
American Water Capital Corp. 3.625%, 6/15/26	150,000	150,585

Total Utilities		4,557,765

Total Convertible Bonds		44,611,082

Total Long-Term Debt Securities (86.6%) (Cost $41,900,081)		44,611,082

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.7%)
BlackRock Liquidity FedFund, Institutional Shares 4.22% (7 day yield) (xx)	100,000	$100,000
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 day yield) (xx)	100,000	100,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	1,168,627	1,168,627
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	1,301	1,301

Total Investment Companies		1,369,928

Total Short-Term Investments (2.7%) (Cost $1,369,928)		1,369,928

Total Investments in Securities (102.7%) (Cost $50,164,831)		52,904,279
Other Assets Less Liabilities (-2.7%)		(1,384,094)

Net Assets (100%)		$51,520,185

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, the market value of these securities amounted to $15,179,272 or 29.5% of net assets.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2025. Maturity date disclosed is the ultimate maturity date.
(x)	All or a portion of security is on loan at June 30, 2025.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2025.

(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $1,365,573. This was collateralized by cash of $1,368,627 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Utilities	$113	$—	$—	$113
Convertible Bonds
Communication Services	—	2,599,406	—	2,599,406
Consumer Discretionary	—	8,560,105	—	8,560,105
Consumer Staples	—	299,080	—	299,080
Energy	—	462,115	—	462,115
Financials	—	2,652,503	—	2,652,503
Health Care	—	5,156,206	—	5,156,206
Industrials	—	3,615,996	—	3,615,996
Information Technology	—	14,868,953	—	14,868,953
Materials	—	365,467	—	365,467
Real Estate	—	1,473,486	—	1,473,486
Utilities	—	4,557,765	—	4,557,765
Convertible Preferred Stocks
Financials	2,856,292	92,297	—	2,948,589
Health Care	82,550	—	—	82,550
Industrials	1,584,179	—	—	1,584,179
Information Technology	912,388	—	—	912,388
Materials	256,800	—	—	256,800
Utilities	1,138,650	—	—	1,138,650

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Companies	$1,369,928	$—	$—	$1,369,928

Total Assets	$8,200,900	$44,703,379	$—	$52,904,279

Total Liabilities	$—	$—	$—	$—

Total	$8,200,900	$44,703,379	$—	$52,904,279

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$9,995,262
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$9,053,226

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,132,020
Aggregate gross unrealized depreciation	(3,782,018)

Net unrealized appreciation	$2,350,002

Federal income tax cost of investments in securities and derivative instruments, if applicable	$50,554,277

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $50,164,831)	$52,904,279
Cash	342,292
Receivable for securities sold	227,506
Dividends, interest and other receivables	131,034
Receivable for Portfolio shares sold	1,332
Securities lending income receivable	617
Other assets	535

Total assets	53,607,595

LIABILITIES
Payable for return of collateral on securities loaned	1,368,627
Payable for securities purchased	625,397
Payable for Portfolio shares repurchased	17,004
Investment management fees payable	13,459
Distribution fees payable – Class IB	5,936
Administrative fees payable	3,708
Accrued expenses	53,279

Total liabilities	2,087,410

Commitments and contingent liabilities^
NET ASSETS	$51,520,185

Net assets were comprised of:
Paid in capital	$52,326,525
Total distributable earnings (loss)	(806,340)

Net assets	$51,520,185

Class IB
Net asset value, offering and redemption price per share, $29,721,529 / 2,835,290 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.48

Class K
Net asset value, offering and redemption price per share, $21,798,656 / 2,081,817 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.47

(x)	Includes value of securities on loan of $1,365,573.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest	$381,406
Dividends	163,617
Securities lending (net)	3,113

Total income	548,136

EXPENSES
Investment management fees	120,128
Distribution fees – Class IB	34,086
Professional fees	33,260
Administrative fees	21,805
Administration Out of Pocket	8,974
Custodian fees	8,430
Printing and mailing expenses	6,766
Trustees’ fees	795
Miscellaneous	285

Gross expenses	234,529
Less: Waiver from investment manager	(44,233)

Net expenses	190,296

NET INVESTMENT INCOME (LOSS)	357,840

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(205,478)
Net change in unrealized appreciation (depreciation) on investments in securities	3,143,057

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,937,579

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,295,419

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$357,840	$696,759
Net realized gain (loss)	(205,478)	(560,338)
Net change in unrealized appreciation (depreciation)	3,143,057	4,179,017

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,295,419	4,315,438

Distributions to shareholders:
Class IB	—	(460,909)
Class K	—	(414,984)

Total distributions to shareholders	—	(875,893)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 283,006 and 445,218 shares, respectively ]	2,815,800	4,184,684
Capital shares issued in reinvestment of dividends [ 0 and 45,452 shares, respectively ]	—	460,909
Capital shares repurchased [ (182,292) and (342,398) shares, respectively ]	(1,795,095)	(3,184,918)

Total Class IB transactions	1,020,705	1,460,675

Class K
Capital shares sold [ 9,129 and 76,347 shares, respectively ]	92,528	699,596
Capital shares issued in reinvestment of dividends [ 0 and 41,017 shares, respectively ]	—	414,984
Capital shares repurchased [ (72,629) and (214,179) shares, respectively ]	(718,705)	(2,024,607)

Total Class K transactions	(626,177)	(910,027)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	394,528	550,648

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,689,947	3,990,193
NET ASSETS:
Beginning of period	47,830,238	43,840,045

End of period	$51,520,185	$47,830,238

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024	2023	2022	2021		2020
Net asset value, beginning of period	$9.81		$9.09	$8.19	$10.50	$15.62		$11.81

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.13	0.15	0.09	0.04		0.15
Net realized and unrealized gain (loss)	0.60		0.76	0.97	(2.29)	0.07		4.45

Total from investment operations	0.67		0.89	1.12	(2.20)	0.11		4.60

Less distributions:
Dividends from net investment income	—		(0.17)	(0.22)	(0.10)	(1.89)		(0.18)
Distributions from net realized gains	—		—	—	(0.01)	(3.34)		(0.61)

Total dividends and distributions	—		(0.17)	(0.22)	(0.11)	(5.23)		(0.79)

Net asset value, end of period	$10.48		$9.81	$9.09	$8.19	$10.50		$15.62

Total return (b)	6.83%		9.76%	13.73%	(20.99)%	1.04%		39.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$29,722		$26,831	$23,510	$19,546	$22,507		$19,467
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90%		0.90%	0.90%	0.90%	0.96	%(j)	1.05	%(k)
Before waivers (a)(f)	1.08%		1.13%	1.13%	1.19%	1.21%		1.48%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.38%		1.43%	1.70%	1.08%	0.27%		1.17%
Before waivers (a)(f)	1.20%		1.20%	1.46%	0.79%	0.02%		0.74%
Portfolio turnover rate^	19	%(z)	40%	33%	20%	209	%(h)	51%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024	2023	2022	2021		2020
Net asset value, beginning of period	$9.79		$9.07	$8.17	$10.47	$15.59		$11.79

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.16	0.17	0.12	0.08		0.18
Net realized and unrealized gain (loss)	0.60		0.76	0.97	(2.28)	0.07		4.44

Total from investment operations	0.68		0.92	1.14	(2.16)	0.15		4.62

Less distributions:
Dividends from net investment income	—		(0.20)	(0.24)	(0.13)	(1.93)		(0.21)
Distributions from net realized gains	—		—	—	(0.01)	(3.34)		(0.61)

Total dividends and distributions	—		(0.20)	(0.24)	(0.14)	(5.27)		(0.82)

Net asset value, end of period	$10.47		$9.79	$9.07	$8.17	$10.47		$15.59

Total return (b)	6.95%		10.03%	14.04%	(20.74)%	1.25%		39.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21,799		$20,999	$20,330	$18,700	$22,146		$22,725
Ratio of expenses to average net assets:
After waivers (a)(f)	0.65%		0.65%	0.65%	0.65%	0.71	%(j)	0.80	%(k)
Before waivers (a)(f)	0.83%		0.88%	0.88%	0.94%	0.96%		1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.63%		1.68%	1.94%	1.33%	0.52%		1.40%
Before waivers (a)(f)	1.45%		1.45%	1.71%	1.04%	0.26%		0.98%
Portfolio turnover rate^	19	%(z)	40%	33%	20%	209	%(h)	51%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub- adviser. Excluding such transactions, the portfolio turnover rate would have been 28%.

(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.01% for Class IB and 0.76% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB and 0.90% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (14.6%)
AASET Ltd.,
Series 2025-2A A 5.522%, 2/16/50§	$500,000	$504,807
AASET Trust,
Series 2024-1A B 6.900%, 5/16/49§	957,162	968,419
ABFC Trust,
Series 2007-WMC1 A1A 5.684%, 6/25/37 (l)	2,304,603	1,662,827
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-ASP5 A2D 4.954%, 10/25/36 (l)	2,140,266	687,794
Affirm Asset Securitization Trust,
Series 2024-A A 5.610%, 2/15/29§	525,000	527,539
Aligned Data Centers Issuer LLC,
Series 2021-1A A2 1.937%, 8/15/46§	1,250,000	1,207,945
Series 2021-1A B 2.482%, 8/15/46§	1,000,000	959,212
Amortizing Residential Collateral Trust,
Series 2002-BC10 M1 5.934%, 1/25/33 (l)	1,983,142	1,817,409
AREIT Ltd.,
Series 2024-CRE9 B 6.849%, 5/17/41 (l)§	400,000	398,502
BDS LLC,
Series 2022-FL11 B 6.671%, 3/19/39 (l)§	500,000	500,347
Blackbird Capital II Aircraft Lease Ltd.,
Series 2021-1A B 3.446%, 7/15/46§	1,340,078	1,256,533
Bridge Street CLO II Ltd.,
Series 2021-1A A1A 5.761%, 7/20/34 (l)§	500,000	500,199
BSPRT Issuer Ltd.,
Series 2023-FL10 B 7.577%, 9/15/35 (l)§	530,000	532,099
Canyon Capital CLO Ltd.,
Series 2014-1A CR 7.291%, 1/30/31 (l)§	500,000	500,841
Series 2017-1A DR 7.518%, 7/15/30 (l)§	500,000	500,591
Canyon CLO Ltd.,
Series 2020-1A DR2 7.356%, 7/15/34 (l)§	500,000	499,768
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-3A DRRR 7.119%, 7/20/34 (l)§	1,000,000	999,943
Carlyle US CLO,
Series 2024-4A D 7.469%, 7/20/37 (l)§	500,000	501,035
Castlelake Aircraft Structured Trust,
Series 2021-1A B 6.656%, 1/15/46§	49,127	49,119
Cathedral Lake VIII Ltd.,
Series 2021-8A C 7.151%, 1/20/35 (l)§	500,000	500,909
Series 2021-8A D1 7.951%, 1/20/35 (l)§	1,000,000	1,000,759
CLI Funding VIII LLC,
Series 2021-1A A 1.640%, 2/18/46§	530,881	486,157
Clover CLO LLC,
Series 2021-3A DR 6.832%, 1/25/35 (l)§	500,000	500,003
Compass Datacenters Issuer II LLC,
Series 2024-1A B 7.000%, 2/25/49§	500,000	517,894
Cook Park CLO Ltd.,
Series 2018-1A D 7.141%, 4/17/30 (l)§	500,000	501,443
Crown Point CLO IV Ltd.,
Series 2018-4A C 6.431%, 4/20/31 (l)§	500,000	501,015
CyrusOne Data Centers Issuer I LLC,
Series 2024-3A A2 4.650%, 5/20/49§	500,000	478,180
DataBank Issuer,
Series 2021-1A A2 2.060%, 2/27/51§	500,000	489,088
Series 2021-1A B 2.650%, 2/27/51§	1,500,000	1,452,877
Dryden 41 Senior Loan Fund,
Series 2015-41A DR 7.118%, 4/15/31 (l)§	500,000	501,108
Dryden 43 Senior Loan Fund,
Series 2016-43A DR3 7.781%, 4/20/34 (l)§	500,000	501,625
Elevation CLO Ltd.,
Series 2013-1A BR2 7.838%, 8/15/32 (l)§	1,250,000	1,253,800
FMC GMSR Issuer Trust,
Series 2020-GT1 A 4.450%, 1/25/26 (l)§	2,000,000	1,970,292
Fremont Home Loan Trust,
Series 2006-D 1A1 4.714%, 11/25/36 (l)	4,290,733	2,407,025
Generate CLO 13 Ltd.,
Series 2023-13A A1 6.072%, 1/20/37 (l)§	500,000	502,882
Gilead Aviation LLC,
Series 2025-1A B 6.524%, 3/15/50§	496,155	502,289
Goldentree Loan Management US CLO Ltd.,
Series 2023-17A AR 5.596%, 1/20/39 (l)§	500,000	500,875
Goodgreen Trust,
Series 2020-1A A 2.630%, 4/15/55§	238,925	200,688
GoodLeap Home Improvement Solutions Trust,
Series 2025-2A B 5.980%, 6/20/49§	600,000	606,960
ICG US CLO I Ltd.,
Series 2023-1A AR 0.000%, 7/18/38 (l)§	500,000	500,000
Invesco US CLO Ltd.,
Series 2023-3A B 6.906%, 7/15/36 (l)§	500,000	500,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2023-3A C 7.406%, 7/15/36 (l)§	$500,000	$500,000
JOL Air Ltd.,
Series 2019-1 A 3.967%, 4/15/44§	275,136	272,390
Kestrel Aircraft Funding Ltd.,
Series 2018-1A A 4.250%, 12/15/38§	291,046	285,252
KREF Ltd.,
Series 2021-FL2 AS 5.728%, 2/15/39 (l)§	410,000	401,017
LCM 28 Ltd.,
Series 28A D 7.481%, 10/20/30 (l)§	500,000	491,081
Long Point Park CLO Ltd.,
Series 2017-1A C 6.941%, 1/17/30 (l)§	500,000	500,748
MACH 1 Cayman Ltd.,
Series 2019-1 A 3.474%, 10/15/39§	435,911	424,137
Madison Park Funding LXIII Ltd.,
Series 2023-63A A1R 5.716%, 7/21/38 (l)§	500,000	502,084
Madison Park Funding XL Ltd.,
Series 9A DR 8.192%, 5/28/30 (l)§	500,000	501,001
Magnetite XLII Ltd.,
Series 2024-42A D1 7.111%, 1/25/38 (l)§	500,000	502,022
Magnetite XXIII Ltd.,
Series 2019-23A DR 7.593%, 1/25/35 (l)§	500,000	501,366
Magnetite XXXI Ltd.,
Series 2021-31A E 10.518%, 7/15/34 (l)§	500,000	501,884
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A2C 4.734%, 7/25/37 (l)	4,971,349	971,899
MF1 LLC,
Series 2024-FL14 AS 6.558%, 3/19/39 (l)§	530,000	531,988
MF1 Ltd.,
Series 2021-FL7 A 5.509%, 10/16/36 (l)§	179,176	178,946
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2024-FL15 A 6.003%, 8/18/41 (l)§	530,000	531,656
MidOcean Credit CLO III,
Series 2014-3A BR 6.331%, 4/21/31 (l)§	814,322	815,161
Mosaic Solar Loan Trust,
Series 2018-1A A 4.010%, 6/22/43§	121,063	115,174
Series 2018-2GS A 4.200%, 2/22/44§	200,368	186,593
Series 2019-2A B 3.280%, 9/20/40§	158,207	143,099
Nassau Ltd.,
Series 2018-IA A 5.668%, 7/15/31 (l)§	106,560	106,599
Neighborly Issuer LLC,
Series 2021-1A A2 3.584%, 4/30/51§	3,120,000	2,925,991
NP SPE II LLC,
Series 2017-1A A1 3.372%, 10/21/47§	213,667	208,839
Octagon 53 Ltd.,
Series 2021-1A E 11.018%, 4/15/34 (l)§	1,000,000	941,644
Octagon Investment Partners 34 Ltd.,
Series 2017-1A D 7.031%, 1/20/30 (l)§	500,000	500,557
OFSI BSL XI Ltd.,
Series 2022-11A BR 7.069%, 10/18/35 (l)§	500,000	501,212
Option One Mortgage Loan Trust,
Series 2006-1 M2 5.004%, 1/25/36 (l)	3,164,000	2,431,784
Ownit Mortgage Loan Trust,
Series 2006-3 M1 4.929%, 3/25/37 (l)	2,310,891	2,321,412
Progress Residential Trust,
Series 2022-SFR5 A 4.451%, 6/17/39§	1,140,477	1,138,459
Series 2024-SFR4 D 3.325%, 7/17/41§	5,000,000	4,610,500
Series 2024-SFR5 C 3.250%, 8/9/29 (l)§	2,800,000	2,613,745
Retained Vantage Data Centers Issuer LLC,
Series 2023-1A B 5.750%, 9/15/48§	1,500,000	1,472,529
Sapphire Aviation Finance II Ltd.,
Series 2020-1A A 3.228%, 3/15/40§	254,440	243,005
SoFi Consumer Loan Program Trust,
Series 2025-2 B 4.970%, 6/25/34§	700,000	703,646
Sound Point CLO XX Ltd.,
Series 2018-2A C 6.494%, 7/26/31 (l)§	500,000	500,087
Sound Point CLO XXIV,
Series 2019-3A DR 8.043%, 10/25/34 (l)§	500,000	481,057
Sound Point CLO XXVI Ltd.,
Series 2020-1A DR 7.881%, 7/20/34 (l)§	500,000	487,706
Sound Point CLO XXXII Ltd.,
Series 2021-4A D 7.943%, 10/25/34 (l)§	500,000	485,616
Storm King Park CLO Ltd.,
Series 2022-1A AR 5.616%, 10/15/37 (l)§	1,000,000	1,005,164
Subway Funding LLC,
Series 2024-1A A23 6.505%, 7/30/54§	248,750	254,691
Sunrun Atlas Issuer LLC,
Series 2019-2 A 3.610%, 2/1/55§	413,232	391,187
Switch ABS Issuer LLC,
Series 2024-2A A2 5.436%, 6/25/54§	250,000	252,214

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
TAL Advantage VII LLC,
Series 2020-1A A 2.050%, 9/20/45§	$200,500	$188,681
THL Credit Wind River CLO Ltd.,
Series 2014-2A DR 7.418%, 1/15/31 (l)§	500,000	500,724
Series 2014-2A ER 10.268%, 1/15/31 (l)§	500,000	418,911
Series 2018-1A D 7.418%, 7/15/30 (l)§	500,000	500,300
Series 2018-1A E 10.018%, 7/15/30 (l)§	500,000	501,553
Trestles CLO VI Ltd.,
Series 2023-6A A1R 5.454%, 4/25/38 (l)§	500,000	498,811
Trestles CLO VIII Ltd.,
Series 2025-8A A1 5.627%, 6/11/35 (l)§	1,000,000	1,000,105
Triton Container Finance VIII LLC,
Series 2020-1A A 2.110%, 9/20/45§	298,125	274,715
Triumph Rail Holdings LLC,
Series 2021-2 A 2.150%, 6/19/51§	401,017	379,802
TRTX Issuer Ltd.,
Series 2021-FL4 A 5.628%, 3/15/38 (l)§	324,503	323,783
Upland CLO Ltd.,
Series 2016-1A CR 7.431%, 4/20/31 (l)§	1,000,000	1,001,720
USQ Rail II LLC,
Series 2021-3A A 2.210%, 6/28/51§	426,456	404,801
Vivint Solar Financing V LLC,
Series 2018-1A A 4.730%, 4/30/48§	823,357	779,384
Voya CLO Ltd.,
Series 2014-4A DR 10.453%, 7/14/31 (l)§	1,000,000	983,922
WAVE LLC,
Series 2019-1 A 3.597%, 9/15/44§	513,348	492,198
Wellfleet CLO Ltd.,
Series 2022-1A A1RN 5.676%, 7/15/37 (l)§	500,000	500,721
Wind River CLO Ltd.,
Series 2014-3A DR2 7.934%, 10/22/31 (l)§	1,500,000	1,503,738
Series 2021-4A A 5.701%, 1/20/35 (l)§	500,000	500,000

Total Asset-Backed Securities		75,139,809

Collateralized Mortgage Obligations (10.2%)
Alternative Loan Trust,
Series 2006-19CB A15 6.000%, 8/25/36	362,831	205,042
Series 2006-6CB 2A10 6.000%, 5/25/36	1,614,350	606,978
Asset-Backed Certificates Trust,
Series 2006-IM1 A2 4.914%, 4/25/36 (l)	609,228	541,079
Banc of America Funding Trust,
Series 2005-6 1A8 6.000%, 10/25/35	158,997	134,841
Series 2007-5 3A1 6.000%, 7/25/37	1,264,097	1,062,579
Banc of America Mortgage Trust,
Series 2007-3 2A8 7.000%, 9/25/37	1,803,927	1,535,001
CHL Mortgage Pass-Through Trust,
Series 2006-21 A2 6.000%, 2/25/37	1,628,831	706,440
Series 2006-J4 A5 6.250%, 9/25/36	303,505	106,277
Series 2007-14 A18 6.000%, 9/25/37	1,399,594	698,688
Series 2007-HY1 1A1 4.735%, 4/25/37 (l)	124,000	115,974
Series 2007-HY1 2A1 4.374%, 3/25/37 (l)	55,947	50,401
Citigroup Mortgage Loan Trust,
Series 2006-AR2 1A2 5.461%, 3/25/36 (l)	52,054	51,052
Series 2006-AR7 2A3A 4.867%, 11/25/36 (l)	95,714	91,537
CitiMortgage Alternative Loan Trust,
Series 2007-A2 1A4 6.000%, 2/25/37	960,120	856,461
COLT Mortgage Loan Trust,
Series 2023-2 A1 6.596%, 7/25/68 (e)§	1,599,719	1,611,485
Connecticut Avenue Securities Trust,
Series 2022-R02 2M2 7.305%, 1/25/42 (l)§	2,500,000	2,557,015
FHLMC,
Series 4050 ND 2.500%, 9/15/41	45,033	44,533
Series 4076 QD 2.500%, 11/15/41	56,035	55,326
Series 5057 AX 2.000%, 12/25/50	1,248,033	787,964
Series 5524 FB 5.505%, 4/25/55 (l)	3,047,727	3,019,295
FHLMC STACR REMIC Trust,
Series 2022-DNA3 M1B 7.205%, 4/25/42 (l)§	2,800,000	2,884,000
Figure Line of Credit Trust,
Series 2020-1 A 4.040%, 9/25/49 (l)§	381,003	368,860
FNMA,
Series 2013-54 NP 2.500%, 3/25/43	334,198	313,678
Series 2014-89 FM 4.820%, 1/25/45 (l)	2,918,302	2,871,953
Series 2021-48 NS 3.361%, 8/25/51 IO (l)	2,004,745	62,979
Series 2024-90 FA 5.805%, 12/25/54 (l)	968,499	975,828
Series 2024-96 FC 5.505%, 12/25/54 (l)	2,303,878	2,299,153
Series 2025-31 FA 5.605%, 6/25/54 (l)	3,669,313	3,674,687

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
GNMA,
Series 2019-90 BF 4.782%, 7/20/49 (l)	$1,771,705	$1,715,197
Series 2020-188 2.000%, 12/20/50 IO	2,203,012	261,955
Series 2021-117 ID 3.500%, 6/20/51 IO	1,355,022	236,571
GreenPoint Mortgage Funding Trust,
Series 2007-AR2 1A3 4.914%, 4/25/47 (l)	1,977,926	1,715,216
HomeBanc Mortgage Trust,
Series 2005-4 M4 5.409%, 10/25/35 (l)	7,066,300	6,217,999
Imperial Fund Mortgage Trust,
Series 2021-NQM4 M1 3.446%, 1/25/57 (l)§	1,500,000	1,149,759
OBX Trust,
Series 2023-NQM4 A1 6.113%, 3/25/63 (e)§	1,476,378	1,480,134
PRPM LLC,
Series 2025-4 A1 6.179%, 6/25/30 (e)§	700,000	704,193
PRPM Trust,
Series 2025-3 A1 6.255%, 5/25/30 (e)§	992,565	997,976
RALI Trust,
Series 2006-QS17 A7 6.000%, 12/25/36	1,237,779	1,033,235
Series 2007-QS8 A10 6.000%, 6/25/37	779,732	625,001
RBSGC Mortgage Loan Trust,
Series 2005-A 3A 6.000%, 4/25/35	1,386,921	492,748
RFMSI Trust,
Series 2006-S6 A14 6.000%, 7/25/36	104,373	89,761
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS 1A2A 5.314%, 10/25/35 (l)	811,388	777,011
Suntrust Alternative Loan Trust,
Series 2005-1F 2A8 6.000%, 12/25/35	87,853	81,691
Towd Point Mortgage Trust,
Series 2019-1 M1 3.750%, 3/25/58 (l)§	2,500,000	2,147,156
Verus Securitization Trust,
Series 2020-4 M1 3.291%, 5/25/65 (l)§	1,200,000	1,176,354
Series 2021-3 M1 2.397%, 6/25/66 (l)§	2,500,000	1,823,444
Series 2024-3 M1 6.887%, 4/25/69 (l)§	750,000	760,912
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1 6.000%, 6/25/37	105,427	96,011
Series 2007-PA6 A1 6.500%, 12/28/37 (l)	703,843	641,896

Total Collateralized Mortgage Obligations		52,513,326

Commercial Mortgage-Backed Securities (5.3%)
BAMLL Commercial Mortgage Securities Trust, Series 2016-ISQ C 3.727%, 8/14/34 (l)§	516,000	250,386
BANK,
Series 2017-BNK5 B 3.896%, 6/15/60 (l)	557,000	534,399
Series 2019-BN23 A3 2.920%, 12/15/52	550,000	511,172
Series 2021-BN35 A5 2.285%, 6/15/64	343,000	298,045
Series 2021-BN37 C 3.210%, 11/15/64 (l)	412,000	320,828
Series 2022-BNK39 AS 3.181%, 2/15/55	530,000	469,898
Series 2022-BNK39 E 2.500%, 2/15/55§	174,000	112,990
BANK5,
Series 2024-5YR10 AS 5.637%, 10/15/57	526,000	541,970
Series 2024-5YR9 A3 5.614%, 8/15/57	529,000	547,050
BANK5 Trust,
Series 2024-5YR6 A3 6.225%, 5/15/57	455,000	478,208
BBCMS Mortgage Trust,
Series 2020-C6 F5TC 3.811%, 2/15/53 (l)§	644,000	464,400
Series 2021-C12 A5 2.689%, 11/15/54	653,000	575,701
Series 2021-C12 XD 1.147%, 11/15/54 IO (l)§	9,899,000	560,106
Series 2021-C9 A5 2.299%, 2/15/54	668,000	595,194
Series 2024-5C29 A3 5.208%, 9/15/57	527,000	536,910
Benchmark Mortgage Trust,
Series 2019-B13 A3 2.701%, 8/15/57	525,000	490,227
Series 2021-B23 XA 1.362%, 2/15/54 IO (l)	4,799,802	247,021
Series 2022-B32 AS 3.527%, 1/15/55 (l)	530,000	467,737
Series 2024-V10 A3 5.277%, 9/15/57	530,000	541,623
Series 2024-V11 A3 5.909%, 11/15/57 (l)	239,000	250,218
Series 2024-V8 A2 5.707%, 7/15/57	528,000	548,964
Series 2024-V8 A3 6.189%, 7/15/57 (l)	454,000	478,946
Series 2024-V9 A3 5.602%, 8/15/57	528,000	545,355
Series 2025-V15 AS 6.175%, 6/15/58	302,000	316,833
BMO Mortgage Trust,
Series 2024-5C3 AS 6.286%, 2/15/57 (l)	516,000	542,189
Series 2024-5C6 A3 5.316%, 9/15/57	527,000	537,733

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2025-5C11 AS 5.938%, 7/15/58	$459,000	$476,423
BPR Trust,
Series 2021-TY A 5.476%, 9/15/38 (l)§	536,000	535,329
BX Trust,
Series 2019-OC11 D 4.075%, 12/9/41 (l)§	350,000	326,872
Cantor Commercial Real Estate Lending,
Series 2019-CF1 65C 4.123%, 5/15/52 (l)§	502,000	50,200
CFCRE Commercial Mortgage Trust,
Series 2016-C6 B 3.804%, 11/10/49	900,000	852,155
Series 2017-C8 B 4.199%, 6/15/50 (l)	514,000	484,375
Citigroup Commercial Mortgage Trust,
Series 2016-GC36 B 4.905%, 2/10/49 (l)	504,000	472,412
Series 2016-P4 XA 2.044%, 7/10/49 IO (l)	648,981	6,985
Series 2019-GC41 B 3.199%, 8/10/56	276,000	241,329
Series 2020-420K D 3.422%, 11/10/42 (l)§	350,000	308,817
Series 2020-555 F 3.620%, 12/10/41 (l)§	364,000	309,758
Series 2020-GC46 B 3.150%, 2/15/53 (l)	401,000	352,419
Commercial Mortgage Trust,
Series 2014-CR16 C 4.937%, 4/10/47 (l)	900,000	857,451
Series 2015-CR25 B 4.689%, 8/10/48 (l)	675,000	654,999
Series 2015-CR26 XA 0.993%, 10/10/48 IO (l)	629,053	606
Series 2015-DC1 C 4.432%, 2/10/48 (l)	100,000	90,424
Series 2016-DC2 XA 1.054%, 2/10/49 IO (l)	583,722	892
CSAIL Commercial Mortgage Trust,
Series 2015-C1 XA 0.168%, 4/15/50 IO (l)	82,377	22
Series 2016-C6 B 3.924%, 1/15/49 (l)	485,000	463,193
CSMC Trust,
Series 2021-B33 B 3.766%, 10/10/43 (l)§	620,000	546,133
GS Mortgage Securities Corp. Trust,
Series 2018-RIVR C 5.859%, 7/15/35 (l)§	272,000	2,720
GS Mortgage Securities Trust,
Series 2014-GC26 D 4.546%, 11/10/47 (l)§	100,000	51,496
Series 2015-GS1 B 4.238%, 11/10/48 (l)	582,000	550,125
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1 XA 1.032%, 1/15/49 IO (l)	549,076	1,527
Series 2020-LOOP E 3.990%, 12/5/38 (l)§	345,000	53,609
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 C 3.848%, 7/15/50 (l)	600,000	501,588
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 AS 3.484%, 6/15/49	800,000	747,644
Series 2016-C2 XA 1.619%, 6/15/49 IO (l)	671,588	5,888
LCCM Trust,
Series 2017-LC26 C 4.706%, 7/12/50§	400,000	370,587
Lstar Commercial Mortgage Trust,
Series 2016-4 C 4.693%, 3/10/49 (l)§	72,000	67,732
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C31 B 3.880%, 11/15/49 (l)	500,000	464,146
Series 2017-C33 B 4.105%, 5/15/50	753,000	715,744
Morgan Stanley Capital I Trust,
Series 2015-UBS8 XA 0.990%, 12/15/48 IO (l)	811,033	2,192
Series 2016-UB11 XA 1.565%, 8/15/49 IO (l)	696,335	7,045
Series 2021-L7 XD 1.036%, 10/15/54 IO (l)§	11,180,000	557,418
NJ Trust,
Series 2023-GSP A 6.697%, 1/6/29 (l)§	500,000	524,947
SG Commercial Mortgage Securities Trust,
Series 2016-C5 XA 1.977%, 10/10/48 IO (l)	437,459	5,046
SLG Office Trust,
Series 2021-OVA E 2.851%, 7/15/41§	380,000	318,409
UBS Commercial Mortgage Trust,
Series 2017-C6 B 4.154%, 12/15/50 (l)	343,000	317,016
Series 2017-C7 C 4.728%, 12/15/50 (l)	500,000	465,508
Series 2018-C13 A3 4.069%, 10/15/51	435,450	430,476
VEGAS Trust,
Series 2024-TI A 5.518%, 11/10/39§	261,000	264,257
Velocity Commercial Capital Loan Trust,
Series 2019-1 M1 3.940%, 3/25/49 (l)§	317,892	299,695
Series 2019-1 M2 4.010%, 3/25/49 (l)§	159,392	146,016
Series 2019-1 M3 4.120%, 3/25/49 (l)§	131,113	114,844

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30 XA 0.874%, 9/15/58 IO (l)	$1,252,556	$21
Series 2015-C31 C 4.790%, 11/15/48 (l)	105,000	102,611
Series 2015-P2 XA 1.048%, 12/15/48 IO (l)	468,790	1,270
Series 2016-NXS6 XA 1.683%, 11/15/49 IO (l)	673,140	7,744
Series 2017-RC1 XA 1.535%, 1/15/60 IO (l)	711,565	12,749
Series 2019-C50 C 4.345%, 5/15/52	412,000	357,842
Series 2020-C58 B 2.704%, 7/15/53	550,000	451,058
Series 2025-5C4 A3 5.673%, 5/15/58	451,000	468,922

Total Commercial Mortgage-Backed Securities		27,182,789

Corporate Bonds (22.0%)
Communication Services (1.0%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc. 4.300%, 2/15/30	500,000	497,826
3.500%, 9/15/53	827,000	559,207
Bell Canada
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.875%, 9/15/55 (k)	172,000	175,769
CCO Holdings LLC 5.125%, 5/1/27§	100,000	99,451
4.750%, 3/1/30 (x)§	140,000	135,174
4.750%, 2/1/32§	25,000	23,638
4.250%, 1/15/34 (x)§	115,000	102,362
Level 3 Financing, Inc. 4.500%, 4/1/30§	70,000	63,350
6.875%, 6/30/33§	185,000	188,237
TELUS Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.71%), 7.000%, 10/15/55 (k)	76,000	76,661
Verizon Communications, Inc. 5.401%, 7/2/37§	475,000	479,168
Windstream Services LLC 8.250%, 10/1/31§	55,000	57,429

		2,458,272

Entertainment (0.0%)†
Netflix, Inc. 5.400%, 8/15/54	211,000	206,801

Interactive Media & Services (0.0%)†
Meta Platforms, Inc. 4.450%, 8/15/52	321,000	270,430

Media (0.2%)
Clear Channel Outdoor Holdings, Inc. 7.500%, 6/1/29 (x)§	45,000	41,483
Directv Financing LLC 5.875%, 8/15/27§	210,000	209,181
DISH DBS Corp. 5.750%, 12/1/28§	115,000	99,204
5.125%, 6/1/29	40,000	26,700
EchoStar Corp. 10.750%, 11/30/29	80,000	82,000
Gray Media, Inc. 10.500%, 7/15/29§	95,000	101,688
McGraw-Hill Education, Inc. 5.750%, 8/1/28§	105,000	105,033
7.375%, 9/1/31§	40,000	41,628
Sirius XM Radio LLC 5.500%, 7/1/29§	105,000	104,478
Univision Communications, Inc. 7.375%, 6/30/30§	100,000	98,273
Videotron Ltd. 5.700%, 1/15/35§	284,000	285,146

		1,194,814

Wireless Telecommunication Services (0.3%)
Digicel Group Holdings Ltd.
Series 2B14 (Zero Coupon), 12/31/30 (r)§	14,052	461
Series 4B14
(Zero Coupon), 12/31/30 (r)§	40,405	189
Millicom International Cellular SA 5.125%, 1/15/28 (m)	180,000	177,480
6.250%, 3/25/29 (m)	360,000	360,360
Telefonica Celular del Paraguay SA 5.875%, 4/15/27 (m)	200,000	198,000
T-Mobile USA, Inc. 3.400%, 10/15/52	322,000	214,513
5.250%, 6/15/55	185,000	168,569
5.875%, 11/15/55	183,000	181,883

		1,301,455

Total Communication Services		5,431,772

Consumer Discretionary (1.4%)
Automobile Components (0.1%)
Clarios Global LP 6.750%, 2/15/30§	370,000	383,879
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/29§	55,000	42,571

		426,450

Automobiles (0.1%)
Hyundai Capital America 5.300%, 1/8/29§	560,000	568,044

Distributors (0.1%)
Dealer Tire LLC 8.000%, 2/1/28§	80,000	77,091
Genuine Parts Co. 4.950%, 8/15/29	286,000	290,046

		367,137

Diversified Consumer Services (0.1%)
Mavis Tire Express Services Topco Corp. 6.500%, 5/15/29§	60,000	58,964
Rentokil Terminix Funding LLC 5.000%, 4/28/30§	200,000	201,234
Wand NewCo 3, Inc. 7.625%, 1/30/32§	115,000	120,898

		381,096

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Hotels, Restaurants & Leisure (0.6%)
Caesars Entertainment, Inc. 6.000%, 10/15/32 (x)§	$200,000	$196,500
Carnival Corp. 5.875%, 6/15/31§	375,000	380,625
6.125%, 2/15/33§	99,000	100,856
Expedia Group, Inc. 3.800%, 2/15/28	294,000	289,529
Fertitta Entertainment LLC 6.750%, 1/15/30§	45,000	41,512
Full House Resorts, Inc. 8.250%, 2/15/28 (x)§	80,000	77,065
Life Time, Inc. 6.000%, 11/15/31§	200,000	203,518
Light & Wonder International, Inc. 7.250%, 11/15/29 (x)§	95,000	97,869
Marriott International, Inc. 5.300%, 5/15/34	284,000	286,854
McDonald’s Corp. 4.450%, 3/1/47	326,000	275,649
Rivers Enterprise Borrower LLC 6.625%, 2/1/33§	285,000	285,143
Royal Caribbean Cruises Ltd. 5.375%, 7/15/27§	275,000	276,497
Sabre GLBL, Inc. 8.625%, 6/1/27§	26,000	26,694
10.750%, 11/15/29§	116,000	119,247
Scientific Games Holdings LP 6.625%, 3/1/30 (x)§	85,000	81,869
Six Flags Entertainment Corp. 7.250%, 5/15/31 (x)§	285,000	292,225
Voyager Parent LLC 9.250%, 7/1/32§	120,000	124,669

		3,156,321

Household Durables (0.0%)†
Meritage Homes Corp. 5.650%, 3/15/35	174,000	174,186
Whirlpool Corp. 6.500%, 6/15/33	95,000	95,266

		269,452

Specialty Retail (0.4%)
AutoNation, Inc. 5.890%, 3/15/35	241,000	244,047
AutoZone, Inc. 5.125%, 6/15/30	275,000	281,408
Carvana Co. 9.000%, 12/1/28 PIK§	64,452	66,144
11.000%, 6/1/30 PIK§	35,000	36,706
Cougar JV Subsidiary LLC 8.000%, 5/15/32§	100,000	106,557
InRetail Consumer 3.250%, 3/22/28 (m)	600,000	569,100
Lowe’s Cos., Inc. 5.625%, 4/15/53 (x)	169,000	162,582
Michaels Cos., Inc. (The) 5.250%, 5/1/28§	50,000	40,250
O’Reilly Automotive, Inc. 5.000%, 8/19/34	152,000	150,958
Staples, Inc. 10.750%, 9/1/29§	100,000	94,845
Victra Holdings LLC 8.750%, 9/15/29 (x)§	145,000	152,250

		1,904,847

Total Consumer Discretionary		7,073,347

Consumer Staples (0.8%)
Beverages (0.1%)
Diageo Investment Corp. 5.125%, 8/15/30	235,000	241,809
Keurig Dr Pepper, Inc.
Series 10 5.200%, 3/15/31	279,000	287,483

		529,292

Consumer Staples Distribution & Retail (0.2%)
Cencosud SA 4.375%, 7/17/27 (m)	200,000	197,366
United Natural Foods, Inc. 6.750%, 10/15/28§	415,000	408,256
US Foods, Inc. 5.750%, 4/15/33§	260,000	260,598

		866,220

Food Products (0.3%)
Bunge Ltd. Finance Corp. 4.650%, 9/17/34	350,000	338,851
Campbell’s Co. (The) 5.400%, 3/21/34	149,000	151,097
Flowers Foods, Inc. 5.750%, 3/15/35	290,000	296,250
JBS USA Holding Lux Sarl 3.750%, 12/1/31	228,000	212,210
Mars, Inc. 5.700%, 5/1/55§	308,000	307,314
Minerva Luxembourg SA 8.875%, 9/13/33§	200,000	216,000
Post Holdings, Inc. 6.375%, 3/1/33§	150,000	151,460

		1,673,182

Tobacco (0.2%)
BAT Capital Corp. 5.625%, 8/15/35	285,000	289,775
4.540%, 8/15/47	258,000	207,386
Philip Morris International, Inc. 5.375%, 2/15/33	276,000	284,694
5.250%, 2/13/34	256,000	260,787

		1,042,642

Total Consumer Staples		4,111,336

Energy (2.3%)
Energy Equipment & Services (0.2%)
Archrock Partners LP 6.625%, 9/1/32§	190,000	193,325
Guara Norte Sarl 5.198%, 6/15/34 (m)	460,974	434,809
Kodiak Gas Services LLC 7.250%, 2/15/29§	190,000	196,874
Nabors Industries, Inc. 9.125%, 1/31/30§	75,000	71,505

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Transocean, Inc. 8.000%, 2/1/27§	$31,000	$30,501
Weatherford International Ltd. 8.625%, 4/30/30§	60,000	61,546

		988,560

Oil, Gas & Consumable Fuels (2.1%)
Acu Petroleo Luxembourg Sarl 7.500%, 1/13/32 (m)	230,661	230,084
Adani Renewable Energy RJ Ltd. 4.625%, 10/15/39 (m)	167,000	134,853
APA Corp. 6.100%, 2/15/35§	155,000	151,742
Blue Racer Midstream LLC 7.250%, 7/15/32§	95,000	100,652
BPRL International Singapore Pte. Ltd. 4.375%, 1/18/27 (m)	300,000	298,386
Buckeye Partners LP 6.875%, 7/1/29§	95,000	98,391
Canacol Energy Ltd. 5.750%, 11/24/28 (m)	400,000	139,560
Cheniere Energy Partners LP 4.000%, 3/1/31	304,000	288,912
Cheniere Energy, Inc. 4.625%, 10/15/28	289,000	288,449
Chord Energy Corp. 6.750%, 3/15/33§	150,000	152,250
Civitas Resources, Inc. 8.375%, 7/1/28§	80,000	81,905
CNX Resources Corp. 6.000%, 1/15/29§	100,000	100,343
Cosan Overseas Ltd. 8.250%, 8/5/25 (m)(y)	500,000	501,190
Devon Energy Corp. 5.750%, 9/15/54	132,000	118,688
DT Midstream, Inc. 4.125%, 6/15/29§	153,000	147,868
Eastern Energy Gas Holdings LLC 5.650%, 10/15/54	309,000	294,789
Ecopetrol SA 4.625%, 11/2/31	150,000	126,225
5.875%, 5/28/45	100,000	68,985
5.875%, 11/2/51	700,000	458,150
Enterprise Products Operating LLC 5.550%, 2/16/55	287,000	277,063
Expand Energy Corp. 6.750%, 4/15/29§	86,000	86,930
4.750%, 2/1/32	151,000	146,310
Fermaca Enterprises S de RL de CV 6.375%, 3/30/38 (m)	383,541	368,199
Florida Gas Transmission Co. LLC 5.750%, 7/15/35§	126,000	128,501
Galaxy Pipeline Assets Bidco Ltd. 2.940%, 9/30/40 (m)	176,648	144,797
GNL Quintero SA 4.634%, 7/31/29 (m)	423,680	420,185
Gulfport Energy Operating Corp. 6.750%, 9/1/29§	190,000	194,155
Harvest Midstream I LP 7.500%, 5/15/32§	180,000	190,204
Hess Midstream Operations LP 5.875%, 3/1/28 (x)§	149,000	151,137
5.500%, 10/15/30§	153,000	153,607
Hilcorp Energy I LP 7.250%, 2/15/35§	85,000	83,025
Kinder Morgan Energy Partners LP 6.950%, 1/15/38	392,000	433,554
Kinetik Holdings LP 5.875%, 6/15/30§	144,000	145,175
Matador Resources Co. 6.500%, 4/15/32§	100,000	100,000
NGL Energy Operating LLC 8.125%, 2/15/29 (x)§	50,000	50,500
NGPL PipeCo LLC 3.250%, 7/15/31§	341,000	302,311
ONEOK, Inc. 5.375%, 6/1/29	142,000	145,513
ONGC Videsh Vankorneft Pte. Ltd. 3.750%, 7/27/26 (m)	300,000	297,153
Permian Resources Operating LLC 7.000%, 1/15/32§	100,000	103,659
6.250%, 2/1/33§	149,000	149,745
Pertamina Persero PT 1.400%, 2/9/26 (m)	600,000	587,250
Peru LNG Srl 5.375%, 3/22/30 (m)	166,680	155,429
Petroleos Mexicanos 6.750%, 9/21/47	100,000	72,440
Raizen Fuels Finance SA 5.700%, 1/17/35 (m)	400,000	374,564
Reliance Industries Ltd. 3.667%, 11/30/27 (m)	250,000	245,233
SM Energy Co. 7.000%, 8/1/32§	105,000	103,425
Sunoco LP 6.000%, 4/15/27	90,000	89,932
Tallgrass Energy Partners LP 7.375%, 2/15/29§	95,000	97,481
Targa Resources Corp. 5.500%, 2/15/35	65,000	65,169
TransCanada PipeLines Ltd. 4.625%, 3/1/34	500,000	478,631
Ultrapar International SA 5.250%, 10/6/26 (m)	200,000	198,922
Venture Global LNG, Inc. 8.125%, 6/1/28§	55,000	56,654
8.375%, 6/1/31§	60,000	62,325
9.875%, 2/1/32§	45,000	48,600
Venture Global Plaquemines LNG LLC 7.500%, 5/1/33§	35,000	37,362
6.500%, 1/15/34§	110,000	110,000
Vital Energy, Inc. 7.875%, 4/15/32 (x)§	70,000	59,822

		10,696,384

Total Energy		11,684,944

Financials (3.7%)
Banks (1.8%)
Banco Continental SAECA 2.750%, 12/10/25 (m)	150,000	148,076

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Banco Industrial SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.44%), 4.875%, 1/29/31 (k)(m)	$500,000	$492,000
Banco Internacional del Peru SAA Interbank
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.71%), 4.000%, 7/8/30 (k)(m)	750,000	747,600
Banco Nacional de Comercio Exterior SNC 5.875%, 5/7/30§	200,000	202,380
Bank of America Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.625%, 5/1/30 (k)(y)	151,000	155,719
(SOFR + 1.21%), 2.572%, 10/20/32 (k)	237,000	208,427
(SOFR + 1.65%), 5.468%, 1/23/35 (k)	228,000	233,522
(SOFR + 1.70%), 5.744%, 2/12/36 (k)	249,000	252,111
BPCE SA
(SOFR + 2.04%), 6.293%, 1/14/36 (k)§	350,000	367,701
CaixaBank SA
(SOFR + 2.26%), 6.037%, 6/15/35 (k)§	306,000	319,658
Canadian Imperial Bank of Commerce
(SOFR + 1.11%), 5.245%, 1/13/31 (k)	298,000	305,115
Citigroup, Inc.
(SOFR + 1.28%), 3.070%, 2/24/28 (k)	121,000	118,185
(SOFR + 1.46%), 4.952%, 5/7/31 (k)	251,000	253,451
(SOFR + 2.66%), 6.174%, 5/25/34 (k)	141,000	147,193
Comerica, Inc.
(SOFR + 2.16%), 5.982%, 1/30/30 (k)	148,000	151,429
Credit Agricole SA
(SOFR + 1.74%), 5.862%, 1/9/36 (k)§	317,000	327,182
Huntington Bancshares, Inc.
(SOFR + 1.28%), 5.272%, 1/15/31 (k)	170,000	174,067
(United States SOFR Compounded Index + 1.87%), 5.709%, 2/2/35 (k)	142,000	144,933
Intercorp Financial Services, Inc. 4.125%, 10/19/27 (m)	300,000	291,585
JPMorgan Chase & Co.
(SOFR + 1.01%), 5.140%, 1/24/31 (k)	248,000	253,855
(SOFR + 1.44%), 5.103%, 4/22/31 (k)(x)	278,000	284,820
(SOFR + 1.46%), 5.294%, 7/22/35 (k)	550,000	559,802
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.068%, 6/13/36 (k)	351,000	360,401
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.27%), 5.615%, 4/24/36 (k)	292,000	299,895
National Bank of Canada 4.500%, 10/10/29 (x)	250,000	248,791
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.115%, 5/23/31 (k)	348,000	353,318
Santander Holdings USA, Inc.
(SOFR + 1.61%), 5.473%, 3/20/29 (k)	192,000	194,961
Truist Financial Corp.
(SOFR + 2.45%), 7.161%, 10/30/29 (k)(x)	124,000	133,818
(SOFR + 1.57%), 5.153%, 8/5/32 (k)	280,000	284,538
Wells Fargo & Co.
(SOFR + 1.50%), 5.150%, 4/23/31 (k)	576,000	588,275
(SOFR + 2.06%), 6.491%, 10/23/34 (k)	419,000	457,069

		9,059,877

Capital Markets (0.3%)
Bank of New York Mellon Corp. (The)
(SOFR + 1.23%), 5.060%, 7/22/32 (k)	255,000	260,157
Brookfield Finance, Inc. 5.813%, 3/3/55	299,000	290,540
Goldman Sachs Group, Inc. (The)
(SOFR + 1.55%), 5.330%, 7/23/35 (k)	275,000	277,468
Morgan Stanley
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.948%, 1/19/38 (k)	144,000	147,635
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.942%, 2/7/39 (k)	278,000	284,900
State Street Corp.
(SOFR + 0.95%), 4.543%, 4/24/28 (k)	233,000	234,604
SURA Asset Management SA 6.350%, 5/13/32§	200,000	210,480

		1,705,784

Consumer Finance (0.6%)
AerCap Ireland Capital DAC 5.100%, 1/19/29	225,000	228,814

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.950%, 3/10/55 (k)	$310,000	$322,777
Aircastle Ltd. 5.250%, 3/15/30§	284,000	285,912
American Express Co.
(SOFR + 1.44%), 5.016%, 4/25/31 (k)	614,000	625,051
Avolon Holdings Funding Ltd. 5.750%, 3/1/29§	259,000	264,869
5.750%, 11/15/29§	310,000	317,372
Azorra Finance Ltd. 7.250%, 1/15/31§	190,000	193,872
GGAM Finance Ltd. 6.875%, 4/15/29§	190,000	196,310
Macquarie Airfinance Holdings Ltd. 5.200%, 3/27/28§	152,000	153,546
6.400%, 3/26/29§	142,000	148,253
5.150%, 3/17/30§	39,000	38,977
6.500%, 3/26/31§	31,000	32,724
OneMain Finance Corp. 7.500%, 5/15/31	235,000	245,289
7.125%, 9/15/32	65,000	67,291

		3,121,057

Financial Services (0.2%)
Fiserv, Inc. 5.450%, 3/15/34	271,000	276,621
Global Payments, Inc. 4.950%, 8/15/27	297,000	300,038
Interoceanica IV Finance Ltd.
(Zero Coupon), 11/30/25 (m)	10,463	10,219
PennyMac Financial Services, Inc. 7.875%, 12/15/29§	110,000	116,633
6.875%, 5/15/32§	70,000	71,346
Rocket Cos., Inc. 6.125%, 8/1/30§	95,000	96,760
6.375%, 8/1/33§	95,000	97,109

		968,726

Insurance (0.8%)
200 Park Funding Trust 5.740%, 2/15/55§	347,000	340,528
Acrisure LLC 6.750%, 7/1/32§	160,000	162,200
Alliant Holdings Intermediate LLC 6.750%, 10/15/27§	145,000	145,313
6.500%, 10/1/31§	110,000	112,177
American International Group, Inc. 5.450%, 5/7/35	118,000	120,409
American National Group, Inc. 5.750%, 10/1/29	119,000	121,766
6.000%, 7/15/35	395,000	395,397
APH Somerset Investor 2 LLC 7.875%, 11/1/29 (x)§	60,000	61,188
Arthur J Gallagher & Co. 4.850%, 12/15/29	169,000	171,312
5.150%, 2/15/35	351,000	351,173
Athene Global Funding 5.349%, 7/9/27§	234,000	237,510
4.721%, 10/8/29§	341,000	339,791
Athene Holding Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.625%, 10/15/54 (k)	225,000	221,625
Brown & Brown, Inc. 6.250%, 6/23/55	123,000	127,004
Guardian Life Global Funding 4.798%, 4/28/30§	262,000	266,451
HUB International Ltd. 7.250%, 6/15/30§	80,000	83,608
Massachusetts Mutual Life Insurance Co. 3.200%, 12/1/61§	313,000	189,400
MetLife, Inc.
Series G
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.08%), 6.350%, 3/15/55 (k)	254,000	261,306
Panther Escrow Issuer LLC 7.125%, 6/1/31§	150,000	155,812
Prudential Financial, Inc. 5.200%, 3/14/35	184,000	185,204

		4,049,174

Total Financials		18,904,618

Health Care (1.1%)
Biotechnology (0.3%)
AbbVie, Inc. 4.700%, 5/14/45	303,000	271,440
5.500%, 3/15/64	170,000	163,866
Amgen, Inc. 5.750%, 3/2/63	408,000	397,307
Biogen, Inc. 5.050%, 1/15/31	282,000	286,541
Gilead Sciences, Inc. 5.550%, 10/15/53	152,000	149,978

		1,269,132

Health Care Equipment & Supplies (0.1%)
Bausch + Lomb Corp. 8.375%, 10/1/28§	240,000	249,900
Medline Borrower LP 5.250%, 10/1/29§	160,000	158,767
Zimmer Biomet Holdings, Inc. 5.200%, 9/15/34	282,000	282,304

		690,971

Health Care Providers & Services (0.5%)
Cardinal Health, Inc. 4.600%, 3/15/43	285,000	245,088
4.500%, 11/15/44	41,000	34,327
Centene Corp. 2.500%, 3/1/31	478,000	410,855
Community Health Systems, Inc. 6.000%, 1/15/29§	155,000	148,428
Elevance Health, Inc. 4.550%, 5/15/52	82,000	66,623
Icon Investments Six DAC 5.849%, 5/8/29	200,000	207,136
6.000%, 5/8/34	200,000	203,840

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Laboratory Corp. of America Holdings 4.800%, 10/1/34	$699,000	$682,931
LifePoint Health, Inc. 10.000%, 6/1/32§	135,000	138,364
Quest Diagnostics, Inc. 5.000%, 12/15/34	284,000	282,219
Radiology Partners, Inc. 8.500%, 7/15/32§	175,000	175,438
Tenet Healthcare Corp. 6.125%, 6/15/30	195,000	198,336

		2,793,585

Health Care Technology (0.0%)†
IQVIA, Inc. 6.250%, 2/1/29	196,000	204,466

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc. 4.750%, 9/9/34	295,000	289,088

Pharmaceuticals (0.1%)
Bausch Health Cos., Inc. 5.250%, 1/30/30§	50,000	31,407
14.000%, 10/15/30§	5,000	4,336
Royalty Pharma plc 5.400%, 9/2/34 (x)	277,000	280,238
Takeda US Financing, Inc. 5.900%, 7/7/55	299,000	300,772

		616,753

Total Health Care		5,863,995

Industrials (3.7%)
Aerospace & Defense (0.2%)
AAR Escrow Issuer LLC 6.750%, 3/15/29§	115,000	119,157
Goat Holdco LLC 6.750%, 2/1/32§	110,000	111,819
Hexcel Corp. 5.875%, 2/26/35	168,000	170,552
Northrop Grumman Corp. 5.200%, 6/1/54	296,000	276,162
TransDigm, Inc. 6.375%, 5/31/33§	185,000	185,200

		862,890

Building Products (0.4%)
Amrize Finance US LLC 4.950%, 4/7/30§	129,000	130,664
Builders FirstSource, Inc. 6.375%, 3/1/34§	235,000	238,819
6.750%, 5/15/35§	100,000	103,096
Cornerstone Building Brands, Inc. 9.500%, 8/15/29§	105,000	96,106
CRH SMW Finance DAC 5.125%, 1/9/30	370,000	378,592
EMRLD Borrower LP 6.625%, 12/15/30§	185,000	188,748
Griffon Corp. 5.750%, 3/1/28 (x)	235,000	234,570
Miter Brands Acquisition Holdco, Inc. 6.750%, 4/1/32§	190,000	194,564
Owens Corning 5.700%, 6/15/34	140,000	145,312
Quikrete Holdings, Inc. 6.750%, 3/1/33§	165,000	170,214
Standard Building Solutions, Inc. 6.500%, 8/15/32§	95,000	97,256

		1,977,941

Commercial Services & Supplies (0.6%)
Allied Universal Holdco LLC 7.875%, 2/15/31§	280,000	291,550
Element Fleet Management Corp. 6.319%, 12/4/28§	274,000	288,384
5.037%, 3/25/30§	281,000	283,129
Garda World Security Corp. 8.250%, 8/1/32 (x)§	280,000	286,661
Madison IAQ LLC 5.875%, 6/30/29 (x)§	305,000	299,342
Republic Services, Inc. 5.150%, 3/15/35	554,000	563,367
Rollins, Inc. 5.250%, 2/24/35	128,000	128,525
Veralto Corp. 5.350%, 9/18/28	279,000	287,107
Veritiv Operating Co. 10.500%, 11/30/30§	95,000	102,853
Waste Connections, Inc. 5.250%, 9/1/35	243,000	248,339

		2,779,257

Construction & Engineering (0.2%)
Bioceanico Sovereign Certificate Ltd.
(Zero Coupon), 6/5/34 (m)	517,951	408,721
MasTec, Inc. 5.900%, 6/15/29	286,000	295,451
Quanta Services, Inc. 5.250%, 8/9/34	280,000	283,281

		987,453

Electrical Equipment (0.1%)
Molex Electronic Technologies LLC 5.250%, 4/30/32§	277,000	280,224
Regal Rexnord Corp. 6.050%, 2/15/26	116,000	116,631
6.050%, 4/15/28	167,000	171,821

		568,676

Ground Transportation (0.9%)
Ashtead Capital, Inc. 5.550%, 5/30/33§	243,000	244,447
Burlington Northern Santa Fe LLC 5.200%, 4/15/54	404,000	381,873
CSX Corp. 3.800%, 11/1/46	719,000	559,515
Dcli Bidco LLC 7.750%, 11/15/29§	140,000	141,330
Genesee & Wyoming, Inc. 6.250%, 4/15/32 (x)§	195,000	198,557
Lima Metro Line 2 Finance Ltd. 5.875%, 7/5/34 (m)	318,128	321,319
4.350%, 4/5/36 (m)	356,935	335,608

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Movida Europe SA 7.850%, 4/11/29§	$200,000	$184,700
7.850%, 4/11/29 (m)	400,000	369,400
Norfolk Southern Corp. 5.100%, 5/1/35 (x)	123,000	123,609
Penske Truck Leasing Co. LP 5.250%, 2/1/30§	291,000	297,051
Simpar Europe SA 5.200%, 1/26/31 (m)	200,000	162,310
Star Leasing Co. LLC 7.625%, 2/15/30§	105,000	104,081
Uber Technologies, Inc. 4.500%, 8/15/29§	322,000	319,572
4.800%, 9/15/34	296,000	290,417
Union Pacific Corp. 3.700%, 3/1/29	500,000	490,669
Watco Cos. LLC 7.125%, 8/1/32§	95,000	99,170
XPO, Inc. 7.125%, 6/1/31§	200,000	208,818

		4,832,446

Industrial Conglomerates (0.1%)
KUO SAB de CV 5.750%, 7/7/27 (m)	400,000	392,000
Siemens Funding BV 5.800%, 5/28/55§	200,000	205,606

		597,606

Machinery (0.1%)
Husky Injection Molding Systems Ltd. 9.000%, 2/15/29§	280,000	291,572
Westinghouse Air Brake Technologies Corp. 4.900%, 5/29/30	282,000	285,599

		577,171

Marine Transportation (0.1%)
MV24 Capital BV 6.748%, 6/1/34 (m)	439,392	425,555
Yinson Bergenia Production BV 8.498%, 1/31/45§	200,000	202,180

		627,735

Passenger Airlines (0.0%)†
American Airlines, Inc. 8.500%, 5/15/29§	95,000	99,464
JetBlue Airways Corp. 9.875%, 9/20/31 (x)§	60,000	58,200

		157,664

Professional Services (0.3%)
Amentum Holdings, Inc. 7.250%, 8/1/32§	80,000	82,203
CACI International, Inc. 6.375%, 6/15/33§	65,000	67,014
Jacobs Engineering Group, Inc. 5.900%, 3/1/33	201,000	208,139
Paychex, Inc. 5.350%, 4/15/32	550,000	564,021
Verisk Analytics, Inc. 5.250%, 6/5/34 (x)	280,000	285,396
VT Topco, Inc. 8.500%, 8/15/30 (x)§	130,000	138,195

		1,344,968

Trading Companies & Distributors (0.1%)
Aviation Capital Group LLC 5.375%, 7/15/29§	218,000	222,141
Fortress Transportation and Infrastructure Investors LLC 5.875%, 4/15/33 (x)§	50,000	49,187
GATX Corp. 5.500%, 6/15/35	169,000	170,981
Herc Holdings, Inc. 7.000%, 6/15/30§	100,000	104,477
QXO Building Products, Inc. 6.750%, 4/30/32 (x)§	70,000	71,925
WESCO Distribution, Inc. 6.375%, 3/15/33§	65,000	67,049

		685,760

Transportation Infrastructure (0.6%)
Adani International Container Terminal Pvt Ltd. 3.000%, 2/16/31 (m)	480,000	422,175
Adani International Container Terminal Pvt. Ltd. 3.000%, 2/16/31§	240,000	211,088
Adani Ports & Special Economic Zone Ltd. 4.000%, 7/30/27§	250,000	240,937
4.375%, 7/3/29 (m)	200,000	187,600
3.100%, 2/2/31 (m)	200,000	168,869
Fideicomiso PA Pacifico Tres 8.250%, 1/15/35 (m)	160,900	161,910
JSW Infrastructure Ltd. 4.950%, 1/21/29 (m)	400,000	390,000
Prumo Participacoes e Investimentos S/A 7.500%, 12/31/31 (m)	719,719	730,514
Rutas 2 & 7 Finance Ltd.
(Zero Coupon), 9/30/36 (m)	843,333	608,010

		3,121,103

Total Industrials		19,120,670

Information Technology (1.4%)
Communications Equipment (0.0%)†
CommScope LLC 9.500%, 12/15/31§	95,000	99,142
Motorola Solutions, Inc. 5.200%, 8/15/32	241,000	244,613

		343,755

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp. 5.375%, 11/15/54	149,000	145,781
Arrow Electronics, Inc. 5.150%, 8/21/29	284,000	288,118

		433,899

IT Services (0.2%)
CoreWeave, Inc. 9.250%, 6/1/30§	60,000	61,350

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Kyndryl Holdings, Inc. 4.100%, 10/15/41	$539,000	$427,079
VeriSign, Inc. 5.250%, 6/1/32	362,000	367,465
Wipro IT Services LLC 1.500%, 6/23/26 (m)	200,000	194,060

		1,049,954

Semiconductors & Semiconductor Equipment (0.6%)
Broadcom, Inc. 3.500%, 2/15/41§	746,000	586,650
Foundry JV Holdco LLC 6.150%, 1/25/32§	500,000	525,810
5.875%, 1/25/34§	250,000	253,796
6.400%, 1/25/38§	200,000	210,387
Marvell Technology, Inc. 5.950%, 9/15/33 (x)	539,000	568,857
Qorvo, Inc. 3.375%, 4/1/31§	174,000	156,948
Renesas Electronics Corp. 2.170%, 11/25/26§	660,000	637,970

		2,940,418

Software (0.3%)
AppLovin Corp. 5.375%, 12/1/31	143,000	145,214
AthenaHealth Group, Inc. 6.500%, 2/15/30§	105,000	102,900
Atlassian Corp. 5.250%, 5/15/29	234,000	240,030
Cadence Design Systems, Inc. 4.700%, 9/10/34	142,000	140,060
Ellucian Holdings, Inc. 6.500%, 12/1/29§	95,000	97,164
Intuit, Inc. 5.500%, 9/15/53	246,000	242,715
Oracle Corp. 3.800%, 11/15/37	105,000	89,942
5.375%, 9/27/54	193,000	175,436
UKG, Inc. 6.875%, 2/1/31§	95,000	98,215
Workday, Inc. 3.700%, 4/1/29	271,000	264,659
3.800%, 4/1/32	161,000	150,887

		1,747,222

Technology Hardware, Storage & Peripherals (0.2%)
Dell, Inc. 6.500%, 4/15/38	132,000	140,938
Hewlett Packard Enterprise Co. 5.000%, 10/15/34	698,000	677,264
NetApp, Inc. 5.500%, 3/17/32	142,000	146,173

		964,375

Total Information Technology		7,479,623

Materials (1.6%)
Chemicals (0.3%)
Braskem Idesa SAPI 6.990%, 2/20/32 (m)	200,000	138,500
Braskem Netherlands Finance BV 4.500%, 1/31/30 (m)	200,000	154,000
Celanese US Holdings LLC 6.500%, 4/15/30	45,000	45,900
6.750%, 4/15/33 (x)	45,000	45,281
EIDP, Inc. 5.125%, 5/15/32	190,000	193,492
Illuminate Buyer LLC 9.000%, 7/1/28§	195,000	195,957
OCP SA 6.750%, 5/2/34 (m)	400,000	413,816
Olin Corp. 6.625%, 4/1/33§	70,000	68,622
Unigel Luxembourg SA
+ 0.00%), 13.500%, 12/31/27 PIK (k)(m)	31,056	25,143
+ 0.00%), 13.500%, 12/31/27 PIK (k)§	22,114	17,903
+ 0.00%), 11.000%, 12/31/28 PIK (k)(m)	107,889	29,683
+ 0.00%), 11.000%, 12/31/28 PIK (k)§	25,089	6,903
Unigel Netherlands Holding Corp. BV 15.000%, 12/31/44 PIK (m)	131,402	—
WR Grace Holdings LLC 5.625%, 8/15/29§	105,000	94,849

		1,430,049

Containers & Packaging (0.3%)
Avery Dennison Corp. 5.750%, 3/15/33	139,000	144,944
Berry Global, Inc. 4.875%, 7/15/26§	108,000	107,781
5.650%, 1/15/34 (x)	177,000	182,726
CCL Industries, Inc. 3.050%, 6/1/30§	310,000	287,463
Clydesdale Acquisition Holdings, Inc. 6.750%, 4/15/32§	190,000	194,094
Sealed Air Corp. 7.250%, 2/15/31§	145,000	152,250
Smurfit Kappa Treasury ULC 5.200%, 1/15/30	335,000	342,721
Sonoco Products Co. 4.600%, 9/1/29	153,000	152,633
Trident TPI Holdings, Inc. 12.750%, 12/31/28§	180,000	190,849

		1,755,461

Metals & Mining (1.0%)
AngloGold Ashanti Holdings plc 3.375%, 11/1/28	500,000	477,308
Aris Mining Corp. 8.000%, 10/31/29§	200,000	203,370
CAP SA 3.900%, 4/27/31§	400,000	319,000
3.900%, 4/27/31 (m)	300,000	239,250
Cia de Minas Buenaventura SAA 5.500%, 7/23/26 (m)	300,000	296,250
Corp. Nacional del Cobre de Chile 5.125%, 2/2/33 (m)	500,000	486,375
CSN Resources SA 5.875%, 4/8/32 (m)	600,000	491,400
Freeport-McMoRan, Inc. 4.375%, 8/1/28	300,000	298,529
5.250%, 9/1/29	200,000	203,138

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Glencore Funding LLC 5.371%, 4/4/29§	$490,000	$502,088
Gold Fields Orogen Holdings BVI Ltd. 6.125%, 5/15/29 (m)	400,000	414,875
Minsur SA 4.500%, 10/28/31 (m)	400,000	370,600
Newmont Corp. 5.350%, 3/15/34	275,000	281,298
Novelis Corp. 6.875%, 1/30/30§	70,000	72,436
Rio Tinto Finance USA plc 5.750%, 3/14/55	175,000	174,158
Vale Overseas Ltd. 6.400%, 6/28/54	114,000	111,436

		4,941,511

Total Materials		8,127,021

Real Estate (1.3%)
Diversified REITs (0.2%)
Digital Realty Trust LP (REIT) 3.700%, 8/15/27	750,000	740,355
Uniti Group LP (REIT) 8.625%, 6/15/32 (x)§	75,000	75,795
VICI Properties LP (REIT) 4.625%, 12/1/29 (x)§	296,000	289,668

		1,105,818

Health Care REITs (0.1%)
Omega Healthcare Investors, Inc. (REIT) 4.750%, 1/15/28	154,000	154,417
3.250%, 4/15/33	171,000	147,364
Sabra Health Care LP (REIT) 3.200%, 12/1/31	145,000	129,257

		431,038

Hotel & Resort REITs (0.1%)
Park Intermediate Holdings LLC (REIT) 7.000%, 2/1/30§	275,000	282,565
RHP Hotel Properties LP (REIT) 6.500%, 6/15/33§	160,000	164,074

		446,639

Industrial REITs (0.2%)
Americold Realty Operating Partnership LP (REIT) 5.600%, 5/15/32	126,000	126,478
First Industrial LP (REIT) 5.250%, 1/15/31	367,000	371,061
Lineage OP LP (REIT) 5.250%, 7/15/30§	288,000	289,707

		787,246

Real Estate Management & Development (0.1%)
Anywhere Real Estate Group LLC 7.000%, 4/15/30 (x)§	85,000	79,369
InRetail Shopping Malls 5.750%, 4/3/28 (m)	400,000	398,044

		477,413

Residential REITs (0.1%)
American Homes 4 Rent LP (REIT) 5.500%, 2/1/34	412,000	418,219
Sun Communities Operating LP (REIT) 2.700%, 7/15/31	339,000	299,565

		717,784

Retail REITs (0.1%)
Agree LP (REIT) 2.600%, 6/15/33	149,000	123,898
Phillips Edison Grocery Center Operating Partnership I LP (REIT) 5.750%, 7/15/34	220,000	226,052
Realty Income Corp. (REIT) 5.125%, 4/15/35	175,000	174,576

		524,526

Specialized REITs (0.4%)
American Tower Corp. (REIT) 3.375%, 10/15/26	700,000	690,995
5.550%, 7/15/33	145,000	149,494
3.700%, 10/15/49	105,000	76,742
Crown Castle, Inc. (REIT) 3.700%, 6/15/26	300,000	297,251
3.650%, 9/1/27	200,000	196,417
2.250%, 1/15/31	200,000	173,744
Extra Space Storage LP (REIT) 5.400%, 2/1/34	285,000	288,548
Iron Mountain, Inc. (REIT) 7.000%, 2/15/29§	145,000	149,733
6.250%, 1/15/33§	35,000	35,987

		2,058,911

Total Real Estate		6,549,375

Utilities (3.7%)
Electric Utilities (2.6%)
Adani Electricity Mumbai Ltd. 3.949%, 2/12/30 (m)	200,000	178,600
3.867%, 7/22/31 (m)	400,000	341,500
Adani Transmission Step-One Ltd. 4.250%, 5/21/36 (m)	486,500	411,093
AEP Texas, Inc. 5.450%, 5/15/29	173,000	178,651
AES Espana BV 5.700%, 5/4/28§	200,000	190,994
Arizona Public Service Co. 5.700%, 8/15/34	291,000	299,069
Buffalo Energy Mexico Holdings 7.875%, 2/15/39§	400,000	412,500
Chile Electricity Lux Mpc II Sarl 5.672%, 10/20/35§	200,000	201,650
Chile Electricity Lux MPC Sarl 6.010%, 1/20/33 (m)	186,000	192,510
Chile Electricity PEC SpA
(Zero Coupon), 1/25/28§	681,918	595,730
Comision Federal de Electricidad 6.450%, 1/24/35§	400,000	393,440
Commonwealth Edison Co. 5.950%, 6/1/55	286,000	295,557

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Duke Energy Corp. 3.150%, 8/15/27	$300,000	$293,784
3.950%, 8/15/47	370,000	276,899
5.000%, 8/15/52	99,000	86,315
5.800%, 6/15/54	213,000	207,631
Duquesne Light Holdings, Inc. 3.616%, 8/1/27§	345,000	334,204
Enel Finance International NV 5.125%, 6/26/29§	200,000	203,560
Energuate Trust 5.875%, 5/3/27 (m)	400,000	396,416
Entergy Arkansas LLC 5.750%, 6/1/54	145,000	143,700
Entergy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.125%, 12/1/54 (k)	142,000	146,924
Evergy Kansas Central, Inc. 5.700%, 3/15/53	298,000	292,919
Exelon Corp. 4.050%, 4/15/30	750,000	737,084
Fenix Power Peru SA 4.317%, 9/20/27 (m)	342,353	333,794
ITC Holdings Corp. 5.400%, 6/1/33§	250,000	252,095
JSW Hydro Energy Ltd. 4.125%, 5/18/31§	142,000	129,948
4.125%, 5/18/31 (m)	426,000	389,843
Kallpa Generacion SA 4.125%, 8/16/27 (m)	400,000	395,760
Mexico Generadora de Energia S de rl 5.500%, 12/6/32 (m)	548,590	541,184
Mong Duong Finance Holdings BV 5.125%, 5/7/29 (m)	338,801	329,681
NextEra Energy Capital Holdings, Inc. 2.440%, 1/15/32	500,000	432,802
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.750%, 6/15/54 (k)	140,000	145,187
Niagara Mohawk Power Corp. 4.647%, 10/3/30§	97,000	97,000
NRG Energy, Inc. 6.000%, 2/1/33§	110,000	110,706
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 5/15/27 (m)	400,000	396,000
Southern Co. (The)
Series 2025
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.07%), 6.375%, 3/15/55 (k)	204,000	209,713
Series A 3.700%, 4/30/30	500,000	482,741
Southwestern Electric Power Co. 3.250%, 11/1/51	216,000	138,817
Tierra Mojada Luxembourg II Sarl 5.750%, 12/1/40 (m)	338,111	316,790
Trans-Allegheny Interstate Line Co. 5.000%, 1/15/31§	548,000	556,610
Transelec SA 3.875%, 1/12/29 (m)	500,000	483,035
Virginia Electric and Power Co. 5.550%, 8/15/54	103,000	99,057
Series A 3.500%, 3/15/27	300,000	296,618
Vistra Operations Co. LLC 7.750%, 10/15/31§	120,000	127,200

		13,075,311

Gas Utilities (0.0%)†
National Fuel Gas Co. 5.950%, 3/15/35	121,000	123,941

Independent Power and Renewable Electricity Producers (0.4%)
Cometa Energia SA de CV 6.375%, 4/24/35 (m)	485,120	495,138
Emirates Semb Corp. Water & Power Co. PJSC 4.450%, 8/1/35§	500,000	468,090
Empresa Electrica Angamos SA 4.875%, 5/25/29 (m)	69,500	62,086
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.250%, 1/31/41§	397,700	402,085
7.250%, 1/31/41 (m)	198,850	201,042
Lightning Power LLC 7.250%, 8/15/32 (x)§	115,000	120,606
PSEG Power LLC 5.200%, 5/15/30§	98,000	99,902
Saavi Energia Sarl 8.875%, 2/10/35§	200,000	208,200

		2,057,149

Multi-Utilities (0.7%)
Ameren Corp. 3.650%, 2/15/26	550,000	547,112
Black Hills Corp. 6.000%, 1/15/35	269,000	278,215
Consumers Energy Co. 4.500%, 1/15/31	172,000	172,177
Dominion Energy, Inc.
Series C 3.375%, 4/1/30	300,000	284,439
DTE Energy Co. 2.850%, 10/1/26	300,000	294,682
5.850%, 6/1/34	437,000	456,186
NiSource, Inc. 3.490%, 5/15/27	500,000	492,339
5.350%, 4/1/34	286,000	289,406
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.950%, 11/30/54 (k)	142,000	147,503
5.850%, 4/1/55	252,000	249,676
Sempra 5.500%, 8/1/33	500,000	509,051

		3,720,786

Total Utilities		18,977,187

Total Corporate Bonds		113,323,888

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Foreign Government Securities (0.6%)
Dominican Republic Government Bond 5.500%, 2/22/29 (m)	$300,000	$298,584
Kingdom of Morocco 2.375%, 12/15/27 (m)	400,000	376,500
3.000%, 12/15/32 (m)	300,000	253,950
Republic of Colombia 4.125%, 5/15/51	850,000	483,013
Republic of Guatemala 4.375%, 6/5/27 (m)	500,000	491,750
4.875%, 2/13/28 (m)	200,000	197,200
5.250%, 8/10/29 (m)	300,000	297,450
Republic of Paraguay 4.700%, 3/27/27 (m)	543,000	541,914
United Mexican States 6.338%, 5/4/53	500,000	457,250

Total Foreign Government Securities		3,397,611

Mortgage-Backed Securities (20.4%)
FHLMC 4.650%, 12/1/28	2,727,000	2,758,501
2.500%, 1/1/43	203,432	179,479
3.000%, 7/1/45	163,056	145,779
3.000%, 8/1/45	259,167	231,705
3.000%, 4/1/47	731,960	652,114
4.000%, 10/1/48	145,463	137,575
FHLMC UMBS 2.000%, 5/1/51	1,752,304	1,397,345
2.000%, 9/1/51	3,205,960	2,596,613
3.000%, 3/1/52	3,885,423	3,418,265
2.500%, 5/1/52	3,850,693	3,256,622
5.000%, 5/1/53	4,613,431	4,567,969
5.500%, 5/1/53	3,641,429	3,675,533
5.000%, 6/1/53	2,755,495	2,741,259
5.500%, 11/1/53	1,188,732	1,203,580
6.000%, 11/1/53	2,636,727	2,725,397
5.500%, 2/1/54	4,614,820	4,677,735
6.000%, 2/1/54	655,136	676,758
6.000%, 4/1/54	4,397,025	4,507,995
5.500%, 5/1/54	2,173,419	2,199,208
FNMA 4.900%, 4/1/30	2,522,000	2,606,660
4.480%, 6/1/30	2,499,407	2,555,469
2.460%, 4/1/32	2,157,590	1,907,411
3.000%, 4/1/45	90,671	79,118
3.000%, 10/1/46	212,493	185,085
2.225%, 12/1/50	3,249,001	2,280,469
FNMA UMBS 3.000%, 3/1/43	801,574	721,480
5.500%, 11/1/44	1,340,811	1,357,978
3.000%, 9/1/46	479,743	427,309
3.000%, 10/1/46	1,508,709	1,343,813
3.000%, 12/1/46	1,039,755	925,139
3.500%, 12/1/46	797,716	735,954
3.000%, 2/1/47	1,627,583	1,448,168
3.000%, 12/1/48	1,982,953	1,766,224
3.500%, 11/1/50	2,718,781	2,475,146
2.000%, 2/1/51	6,417,501	5,181,702
3.000%, 6/1/51	4,004,412	3,530,455
2.500%, 4/1/52	7,247,142	6,094,006
5.000%, 7/1/52	1,539,547	1,519,685
6.000%, 5/1/53	1,735,137	1,778,712
6.000%, 10/1/53	2,692,676	2,760,298
6.000%, 1/1/54	1,338,339	1,363,166
5.500%, 3/1/54	2,208,433	2,235,328
5.500%, 6/1/54	2,721,084	2,751,671
5.500%, 7/1/54	1,280,429	1,296,023
6.000%, 8/1/54	754,639	777,128
GNMA 3.500%, 6/15/42	2,587,392	2,419,113
3.500%, 5/20/48	3,581,260	3,303,088
2.500%, 10/20/51	3,323,642	2,818,837
2.500%, 11/20/51	2,361,539	2,002,861
3.000%, 4/20/52	2,847,479	2,502,238

Total Mortgage-Backed Securities		104,899,166

U.S. Treasury Obligations (23.7%)
U.S. Treasury Bonds 1.375%, 11/15/40	57,200,000	36,446,919
1.250%, 5/15/50	6,400,000	3,079,075
1.875%, 2/15/51	36,500,000	20,540,368
4.250%, 8/15/54	15,300,000	13,999,500
U.S. Treasury Notes 0.875%, 11/15/30	14,950,000	12,815,013
3.875%, 8/15/34	36,250,000	35,406,056

Total U.S. Treasury Obligations		122,286,931

Total Long-Term Debt Securities (96.8%)
(Cost $517,975,021)		498,743,520

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (0.0%)
Diversified Consumer Services (0.0%)
Stichting Administratiekantoor Unigel Creditors (ADR) (r)*	355	—

Total Consumer Discretionary		—

Materials (0.0%)
Chemicals (0.0%)
Unigel Luxembourg SA (r)*	130	—

Total Materials		—

Total Common Stocks (0.0%)†
(Cost $–)		—

INVESTMENT COMPANY:
Fixed Income (0.7%)
DoubleLine Global Bond Fund‡, Class I
Total Investment Companies (0.7%)
(Cost $4,463,850)	431,290	3,812,602

SHORT-TERM INVESTMENTS:
Investment Companies (1.8%)
BlackRock Liquidity FedFund, Institutional Shares 4.22% (7 day yield) (xx)	300,000	300,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	2,678,575	$2,678,575
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	6,349,260	6,350,530

Total Investment Companies		9,329,105

Total Short-Term Investments (1.8%)
(Cost $9,329,309)		9,329,105

Total Investments in Securities (99.3%)
(Cost $531,768,180)		511,885,227
Other Assets Less Liabilities (0.7%)		3,589,653

Net Assets (100%)		$515,474,880

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, the market value of these securities amounted to $123,705,878 or 24.0% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2025. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2025.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2025.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the market value or fair value, as applicable, of these securities amounted to $24,380,207 or 4.7% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2025.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2025.

(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $2,916,394. This was collateralized by cash of $2,978,575 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CLO	— Collateralized Loan Obligation
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
IO	— Interest Only
PIK	— Payment-in Kind Security
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk
UMBS	— Uniform Mortgage-Backed Securities

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	—	4,810,711	—	(4,771,544)	(549,925)	510,758	—	53,710	—
DoubleLine Global Bond Fund, Class I	431,290	3,545,203	—	—	—	267,399	3,812,602	35,212	—

Total		8,355,914	—	(4,771,544)	(549,925)	778,157	3,812,602	88,922	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$75,139,809	$—		$75,139,809
Collateralized Mortgage Obligations	—	52,513,326	—		52,513,326
Commercial Mortgage-Backed Securities	—	27,182,789	—		27,182,789
Common Stocks
Consumer Discretionary	—	—	—	(a)	—	(a)
Materials	—	—	—	(a)	—	(a)
Corporate Bonds
Communication Services	—	5,431,122	650		5,431,772
Consumer Discretionary	—	7,073,347	—		7,073,347
Consumer Staples	—	4,111,336	—		4,111,336
Energy	—	11,684,944	—		11,684,944
Financials	—	18,904,618	—		18,904,618
Health Care	—	5,863,995	—		5,863,995
Industrials	—	19,120,670	—		19,120,670
Information Technology	—	7,479,623	—		7,479,623
Materials	—	8,127,021	—		8,127,021
Real Estate	—	6,549,375	—		6,549,375
Utilities	—	18,977,187	—		18,977,187
Foreign Government Securities	—	3,397,611	—		3,397,611
Fixed Income	—	—	—		—
Investment Company	3,812,602	—	—		3,812,602
Mortgage-Backed Securities	—	104,899,166	—		104,899,166
Short-Term Investments
Investment Companies	9,329,105	—	—		9,329,105
U.S. Treasury Obligations	—	122,286,931	—		122,286,931

Total Assets	$13,141,707	$498,742,870	$650		$511,885,227

Total	$13,141,707	$498,742,870	$650		$511,885,227

(a)	Value is zero.

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$83,188,048
Long-term U.S. government debt securities	30,806,270

$113,994,318

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$117,596,575
Long-term U.S. government debt securities	26,703,697

$144,300,272

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,502,069
Aggregate gross unrealized depreciation	(26,073,477)

Net unrealized depreciation	$(20,571,408)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$532,456,635

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $4,463,850)	$3,812,602
Unaffiliated Issuers (Cost $527,304,330)	508,072,625
Cash	4,360,904
Foreign cash (Cost $21)	23
Dividends, interest and other receivables	4,032,187
Receivable for securities sold	566,868
Receivable for Portfolio shares sold	31,446
Securities lending income receivable	1,202
Other assets	5,667

Total assets	520,883,524

LIABILITIES
Payable for return of collateral on securities loaned	2,978,575
Payable for securities purchased	1,805,103
Payable for Portfolio shares repurchased	248,214
Investment management fees payable	209,577
Administrative fees payable	37,288
Distribution fees payable – Class IB	15,444
Accrued expenses	114,443

Total liabilities	5,408,644

Commitments and contingent liabilities^
NET ASSETS	$515,474,880

Net assets were comprised of:
Paid in capital	$596,175,462
Total distributable earnings (loss)	(80,700,582)

Net assets	$515,474,880

Class IB
Net asset value, offering and redemption price per share, $76,589,004 / 8,729,634 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.77

Class K
Net asset value, offering and redemption price per share, $438,885,876 / 49,934,736 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.79

(x)	Includes value of securities on loan of $2,916,394.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest	$13,385,664
Dividends ($88,922 of dividend income received from affiliates)	206,377
Securities lending (net)	12,169

Total income	13,604,210

EXPENSES
Investment management fees	1,534,762
Administrative fees	231,977
Distribution fees – Class IB	91,068
Professional fees	47,806
Printing and mailing expenses	22,789
Custodian fees	18,178
Trustees’ fees	8,531
Miscellaneous	39,024

Gross expenses	1,994,135
Less: Waiver from investment manager	(240,063)
Voluntary waiver from investment manager	(19,170)

Net expenses	1,734,902

NET INVESTMENT INCOME (LOSS)	11,869,308

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($(549,925) realized gain (loss) from affiliates)	(5,525,164)

Change in unrealized appreciation (depreciation) on:
Investments in securities ($778,157 of change in unrealized appreciation (depreciation) from affiliates)	14,164,205
Foreign currency translations	1

Net change in unrealized appreciation (depreciation)	14,164,206

NET REALIZED AND UNREALIZED GAIN (LOSS)	8,639,042

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,508,350

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,869,308	$24,820,095
Net realized gain (loss)	(5,525,164)	(7,645,472)
Net change in unrealized appreciation (depreciation)	14,164,206	(774,299)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	20,508,350	16,400,324

Distributions to shareholders:
Class IB	—	(3,297,277)
Class K	—	(21,998,177)

Total distributions to shareholders	—	(25,295,454)

Tax return of capital:
Class IB	—	(5,368)
Class K	—	(35,817)

Total tax return of capital	—	(41,185)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 989,176 and 1,910,611 shares, respectively ]	8,496,223	16,694,208
Capital shares issued in reinvestment of dividends [ 0 and 388,389 shares, respectively ]	—	3,302,645
Capital shares repurchased [ (765,537) and (1,563,155) shares, respectively ]	(6,560,378)	(13,623,223)

Total Class IB transactions	1,935,845	6,373,630

Class K
Capital shares sold [ 1,728,065 and 4,454,301 shares, respectively ]	14,868,446	38,722,997
Capital shares issued in reinvestment of dividends [ 0 and 2,590,081 shares, respectively ]	—	22,033,994
Capital shares repurchased [ (5,650,867) and (7,602,869) shares, respectively ]	(48,455,780)	(66,583,627)

Total Class K transactions	(33,587,334)	(5,826,636)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(31,651,489)	546,994

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,143,139)	(8,389,321)
NET ASSETS:
Beginning of period	526,618,019	535,007,340

End of period	$515,474,880	$526,618,019

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023	2022	2021		2020
Net asset value, beginning of period	$8.44		$8.60		$8.42	$10.06	$10.31		$10.13

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19		0.38		0.35	0.25	0.18		0.23
Net realized and unrealized gain (loss)	0.14		(0.13)		0.20	(1.60)	(0.22)		0.20

Total from investment operations	0.33		0.25		0.55	(1.35)	(0.04)		0.43

Less distributions:
Dividends from net investment income	—		(0.41)		(0.37)	(0.28)	(0.20)		(0.22)
Distributions from net realized gains	—		—		—	(0.01)	(0.01)		(0.03)
Return of capital	—		—	#	—	—	—		—

Total dividends and distributions	—		(0.41)		(0.37)	(0.29)	(0.21)		(0.25)

Net asset value, end of period	$8.77		$8.44		$8.60	$8.42	$10.06		$10.31

Total return (b)	3.91%		2.82%		6.60%	(13.46)%	(0.36)%		4.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$76,589		$71,793		$66,822	$58,792	$64,627		$57,987
Ratio of expenses to average net assets:
After waivers (a)(f)	0.89	%(i)	0.89	%(i)	0.89%	0.89%	0.92	%(j)	0.94	%(k)
Before waivers (a)(f)	0.99%		0.99%		0.99%	0.99%	0.98%		1.00%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.42%		4.40%		4.05%	2.74%	1.78%		2.25%
Before waivers (a)(f)	4.32%		4.29%		3.94%	2.64%	1.72%		2.20%
Portfolio turnover rate^	22	%(z)	89%		129%	116%	156%		122%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024		2023	2022	2021		2020
Net asset value, beginning of period	$8.44		$8.60		$8.43	$10.06	$10.32		$10.13

Income (loss) from investment operations:
Net investment income (loss) (e)	0.20		0.41		0.37	0.27	0.21		0.26
Net realized and unrealized gain (loss)	0.15		(0.14)		0.19	(1.59)	(0.23)		0.21

Total from investment operations	0.35		0.27		0.56	(1.32)	(0.02)		0.47

Less distributions:
Dividends from net investment income	—		(0.43)		(0.39)	(0.30)	(0.23)		(0.25)
Distributions from net realized gains	—		—		—	(0.01)	(0.01)		(0.03)
Return of capital	—		—	#	—	—	—		—

Total dividends and distributions	—		(0.43)		(0.39)	(0.31)	(0.24)		(0.28)

Net asset value, end of period	$8.79		$8.44		$8.60	$8.43	$10.06		$10.32

Total return (b)	4.15%		3.06%		6.73%	(13.14)%	(0.23)%		4.61%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$438,886		$454,825		$468,186	$458,947	$577,963		$548,662
Ratio of expenses to average net assets:
After waivers (a)(f)	0.64	%(i)	0.64	%(i)	0.64%	0.64%	0.67	%(j)	0.69	%(k)
Before waivers (a)(f)	0.74%		0.74%		0.74%	0.74%	0.73%		0.75%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.67%		4.65%		4.30%	2.97%	2.04%		2.50%
Before waivers (a)(f)	4.57%		4.54%		4.19%	2.87%	1.97%		2.44%
Portfolio turnover rate^	22	%(z)	89%		129%	116%	156%		122%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(i)	Includes voluntary waiver from investment manager of 0.01% for the six months ended June 30, 2025 and for the year ended December 31, 2024.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.94% for Class IB and 0.69% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class IB and 0.70% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.5%)
Entertainment (1.2%)
Warner Music Group Corp., Class A	199,357	$5,430,484

Media (2.3%)
Comcast Corp., Class A	303,830	10,843,693

Total Communication Services		16,274,177

Consumer Discretionary (0.8%)
Household Durables (0.8%)
Lennar Corp., Class A	35,249	3,898,892

Total Consumer Discretionary		3,898,892

Consumer Staples (12.7%)
Beverages (4.5%)
Coca-Cola Europacific Partners plc	145,200	13,462,944
Molson Coors Beverage Co., Class B	148,465	7,139,682

		20,602,626

Food Products (2.9%)
Kraft Heinz Co. (The)	275,043	7,101,610
Tyson Foods, Inc., Class A	114,810	6,422,472

		13,524,082

Household Products (1.9%)
Procter & Gamble Co. (The)	53,608	8,540,826

Tobacco (3.4%)
Philip Morris International, Inc.	86,830	15,814,348

Total Consumer Staples		58,481,882

Energy (7.2%)
Oil, Gas & Consumable Fuels (7.2%)
Enbridge, Inc.	216,240	9,799,997
Hess Corp.	81,669	11,314,423
Phillips 66	99,478	11,867,725

Total Energy		32,982,145

Financials (19.2%)
Banks (8.3%)
Bank of Nova Scotia (The)	155,901	8,616,648
JPMorgan Chase & Co.	60,666	17,587,680
Wells Fargo & Co.	146,181	11,712,022

		37,916,350

Capital Markets (2.8%)
Northern Trust Corp.	101,861	12,914,956

Financial Services (2.9%)
Fidelity National Information Services, Inc.	164,249	13,371,511

Insurance (5.2%)
Allstate Corp. (The)	22,864	4,602,752
Chubb Ltd.	48,302	13,994,055
Everest Group Ltd.	16,037	5,450,175

		24,046,982

Total Financials		88,249,799

Health Care (18.4%)
Health Care Equipment & Supplies (6.0%)
Medtronic plc	161,867	14,109,946
Smith & Nephew plc (ADR) (x)	448,094	13,725,119

		27,835,065

Health Care Providers & Services (6.7%)
CVS Health Corp.	206,990	14,278,170
Humana, Inc.	41,328	10,103,870
UnitedHealth Group, Inc.	20,454	6,381,034

		30,763,074

Pharmaceuticals (5.7%)
Merck & Co., Inc.	171,177	13,550,371
Sanofi SA (ADR)	264,343	12,770,411

		26,320,782

Total Health Care		84,918,921

Industrials (7.7%)
Aerospace & Defense (4.5%)
General Dynamics Corp.	41,627	12,140,931
L3Harris Technologies, Inc.	33,669	8,445,532

		20,586,463

Building Products (1.8%)
Johnson Controls International plc	78,481	8,289,163

Machinery (1.4%)
Fortive Corp.	125,619	6,548,519

Total Industrials		35,424,145

Information Technology (4.4%)
Electronic Equipment, Instruments & Components (0.5%)
Ralliant Corp.*	41,873	2,030,422

Semiconductors & Semiconductor Equipment (2.1%)
Microchip Technology, Inc.	137,698	9,689,808

Software (1.8%)
Oracle Corp.	38,043	8,317,341

Total Information Technology		20,037,571

Materials (6.6%)
Chemicals (6.6%)
Air Products and Chemicals, Inc.	54,466	15,362,680
DuPont de Nemours, Inc.	144,183	9,889,512
International Flavors & Fragrances, Inc.	69,191	5,088,998

Total Materials		30,341,190

Real Estate (7.9%)
Industrial REITs (3.0%)
Prologis, Inc. (REIT)	132,412	13,919,149

Residential REITs (2.2%)
Mid-America Apartment Communities, Inc. (REIT)	68,653	10,161,331

Specialized REITs (2.7%)
Public Storage (REIT)	41,162	12,077,754

Total Real Estate		36,158,234

Utilities (8.1%)
Electric Utilities (8.1%)
Entergy Corp.	164,129	13,642,402
Pinnacle West Capital Corp.	130,048	11,635,395
Xcel Energy, Inc.	178,390	12,148,359

Total Utilities		37,426,156

Total Common Stocks (96.5%) (Cost $356,354,221)		444,193,112

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
MASTER LIMITED PARTNERSHIP:
Energy (2.6%)
Oil, Gas & Consumable Fuels (2.6%)
Plains GP Holdings LP, Class A (Cost $8,001,890)	618,336	$12,014,269

SHORT-TERM INVESTMENTS:
Investment Companies (1.1%)
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	5,012,700	5,012,700

Total Short-Term Investments (1.1%) (Cost $5,012,700)		5,012,700

Total Investments in Securities (100.2%) (Cost $369,368,811)		461,220,081
Other Assets Less Liabilities (-0.2%)		(795,280)

Net Assets (100%)		$460,424,801

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $4,952,871. This was collateralized by cash of $5,012,700 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$16,274,177	$—	$—	$16,274,177
Consumer Discretionary	3,898,892	—	—	3,898,892
Consumer Staples	58,481,882	—	—	58,481,882
Energy	32,982,145	—	—	32,982,145
Financials	88,249,799	—	—	88,249,799
Health Care	84,918,921	—	—	84,918,921
Industrials	35,424,145	—	—	35,424,145
Information Technology	20,037,571	—	—	20,037,571
Materials	30,341,190	—	—	30,341,190
Real Estate	36,158,234	—	—	36,158,234
Utilities	37,426,156	—	—	37,426,156
Master Limited Partnerships
Energy	12,014,269	—	—	12,014,269
Short-Term Investments
Investment Companies	5,012,700	—	—	5,012,700

Total Assets	$461,220,081	$—	$—	$461,220,081

Total Liabilities	$—	$—	$—	$—

Total	$461,220,081	$—	$—	$461,220,081

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$33,781,892
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$56,693,297

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$119,412,277
Aggregate gross unrealized depreciation	(27,774,963)

Net unrealized appreciation	$91,637,314

Federal income tax cost of investments in securities and derivative instruments, if applicable	$369,582,767

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $369,368,811)	$461,220,081
Cash	4,005,811
Dividends, interest and other receivables	728,910
Receivable for Portfolio shares sold	46,731
Securities lending income receivable	557
Other assets	5,185

Total assets	466,007,275

LIABILITIES
Payable for return of collateral on securities loaned	5,012,700
Investment management fees payable	215,236
Payable for Portfolio shares repurchased	212,770
Distribution fees payable – Class IB	42,814
Administrative fees payable	33,750
Accrued expenses	65,204

Total liabilities	5,582,474

Commitments and contingent liabilities^
NET ASSETS	$460,424,801

Net assets were comprised of:
Paid in capital	$343,912,935
Total distributable earnings (loss)	116,511,866

Net assets	$460,424,801

Class IB
Net asset value, offering and redemption price per share, $210,808,326 / 41,092,176 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.13

Class K
Net asset value, offering and redemption price per share, $249,616,475 / 49,051,501 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.09

(x)	Includes value of securities on loan of $4,952,871.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $195,805 foreign withholding tax)	$6,962,934
Interest	57,888
Securities lending (net)	39,951

Total income	7,060,773

EXPENSES
Investment management fees	1,729,333
Distribution fees – Class IB	257,811
Administrative fees	209,153
Professional fees	35,157
Custodian fees	21,491
Printing and mailing expenses	20,983
Trustees’ fees	7,729
Miscellaneous	5,159

Gross expenses	2,286,816
Less: Waiver from investment manager	(414,359)

Net expenses	1,872,457

NET INVESTMENT INCOME (LOSS)	5,188,316

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	11,956,548
Net change in unrealized appreciation (depreciation) on investments in securities	12,636,770

NET REALIZED AND UNREALIZED GAIN (LOSS)	24,593,318

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,781,634

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,188,316	$9,962,631
Net realized gain (loss)	11,956,548	40,040,110
Net change in unrealized appreciation (depreciation)	12,636,770	(3,099,653)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	29,781,634	46,903,088

Distributions to shareholders:
Class IB	—	(20,375,519)
Class K	—	(26,628,975)

Total distributions to shareholders	—	(47,004,494)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 62,250 shares, respectively ]	—	307,859
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (5,526,585) shares, respectively ]	—	(28,023,355)
Capital shares repurchased [ 0 and (532,942) shares, respectively ]	—	(2,635,779)

Total Class IA transactions	—	(30,351,275)

Class IB
Capital shares sold [ 1,612,445 and 1,573,501 shares, respectively ]	7,976,482	8,161,791
Capital shares issued in connection with share class combination (Note 1) [ 0 and 5,473,845 shares, respectively ]	—	28,023,355
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,062,451 shares, respectively ]	—	20,375,519
Capital shares repurchased [ (2,783,520) and (4,579,707) shares, respectively ]	(13,860,937)	(23,846,028)

Total Class IB transactions	(5,884,455)	32,714,637

Class K
Capital shares sold [ 669,882 and 160,384 shares, respectively ]	3,242,292	821,319
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,358,099 shares, respectively ]	—	26,628,975
Capital shares repurchased [ (5,385,768) and (12,669,069) shares, respectively ]	(26,651,122)	(64,710,270)

Total Class K transactions	(23,408,830)	(37,259,976)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(29,293,285)	(34,896,614)

TOTAL INCREASE (DECREASE) IN NET ASSETS	488,349	(34,998,020)
NET ASSETS:
Beginning of period	459,936,452	494,934,472

End of period	$460,424,801	$459,936,452

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024	2023	2022	2021	2020
Net asset value, beginning of period	$4.81		$4.85	$5.00	$5.22	$4.19	$4.48

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.10	0.09	0.08	0.07	0.07
Net realized and unrealized gain (loss)	0.27		0.39	0.17	0.09	1.04	(0.27)

Total from investment operations	0.32		0.49	0.26	0.17	1.11	(0.20)

Less distributions:
Dividends from net investment income	—		(0.11)	(0.10)	(0.10)	(0.08)	(0.08)
Distributions from net realized gains	—		(0.42)	(0.31)	(0.29)	—	(0.01)
Return of capital	—		—	—	—	—	— #

Total dividends and distributions	—		(0.53)	(0.41)	(0.39)	(0.08)	(0.09)

Net asset value, end of period	$5.13		$4.81	$4.85	$5.00	$5.22	$4.19

Total return (b)	6.65%		9.67%	5.49%	3.09%	26.40%	(4.52)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$210,808		$203,475	$173,263	$178,719	$179,232	$151,452
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%		0.95%	0.95%	0.95%	0.95%	0.95%
Before waivers (a)(f)	1.13%		1.13%	1.13%	1.13%	1.12%	1.14%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.11%		1.90%	1.81%	1.62%	1.41%	1.93%
Before waivers (a)(f)	1.93%		1.72%	1.63%	1.45%	1.24%	1.74%
Portfolio turnover rate^	7	%(z)	26%	26%	20%	28%	39%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024	2023	2022	2021	2020
Net asset value, beginning of period	$4.77		$4.81	$4.96	$5.18	$4.16	$4.45

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.11	0.10	0.09	0.08	0.08
Net realized and unrealized gain (loss)	0.26		0.39	0.18	0.09	1.03	(0.27)

Total from investment operations	0.32		0.50	0.28	0.18	1.11	(0.19)

Less distributions:
Dividends from net investment income	—		(0.12)	(0.12)	(0.11)	(0.09)	(0.09)
Distributions from net realized gains	—		(0.42)	(0.31)	(0.29)	—	(0.01)
Return of capital	—		—	—	—	—	— #

Total dividends and distributions	—		(0.54)	(0.43)	(0.40)	(0.09)	(0.10)

Net asset value, end of period	$5.09		$4.77	$4.81	$4.96	$5.18	$4.16

Total return (b)	6.71%		10.04%	5.78%	3.36%	26.62%	(4.33)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$249,616		$256,461	$292,870	$312,826	$376,351	$346,259
Ratio of expenses to average net assets:
After waivers (a)(f)	0.70%		0.70%	0.70%	0.70%	0.70%	0.70%
Before waivers (a)(f)	0.88%		0.88%	0.88%	0.88%	0.87%	0.89%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.36%		2.16%	2.06%	1.85%	1.65%	2.17%
Before waivers (a)(f)	2.18%		1.98%	1.87%	1.67%	1.48%	1.99%
Portfolio turnover rate^	7	%(z)	26%	26%	20%	28%	39%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (19.4%)
Diversified Telecommunication Services (3.7%)
Altaba, Inc. (x)*	102,200	$137,970
Frontier Communications Parent, Inc.*	28,500	1,037,400
Koninklijke KPN NV	90,000	438,480
Liberty Global Ltd., Class A*	60,000	600,600
Liberty Global Ltd., Class C*	20,000	206,200
Sunrise Communications AG, Class A	12,000	676,337
Telesat Corp.*	118,000	2,883,920

		5,980,907

Entertainment (4.2%)
Atlanta Braves Holdings, Inc., Class A*	91,000	4,478,110
Madison Square Garden Sports Corp.*	11,500	2,402,925

		6,881,035

Media (5.4%)
Beasley Broadcast Group, Inc., Class A (x)*	10,000	41,600
Clear Channel Outdoor Holdings, Inc. (x)*	680,000	795,600
DallasNews Corp. (x)*	39,000	167,700
EchoStar Corp., Class A (x)*	20,000	554,000
EW Scripps Co. (The), Class A*	68,500	201,390
Fox Corp., Class B	84,200	4,347,246
Lee Enterprises, Inc. (x)*	66,500	422,275
TEGNA, Inc.	143,000	2,396,680

		8,926,491

Wireless Telecommunication Services (6.1%)
Millicom International Cellular SA	89,200	3,342,324
Orange Belgium SA*	30,000	595,454
Telephone and Data Systems, Inc.	36,000	1,280,880
United States Cellular Corp.*	76,000	4,861,720

		10,080,378

Total Communication Services		31,868,811

Consumer Discretionary (6.1%)
Automobile Components (0.2%)
Dowlais Group plc	400,000	365,674

Broadline Retail (0.1%)
Macy’s, Inc.	9,000	104,940

Distributors (0.1%)
Bapcor Ltd.	50,000	164,538

Hotels, Restaurants & Leisure (0.4%)
Entain plc	25,000	309,189
Everi Holdings, Inc.*	15,000	213,600
Playtech plc	6,000	30,967
Target Hospitality Corp.*	3,500	24,920

		578,676

Household Durables (3.4%)
iRobot Corp. (x)*	17,500	54,775
Lennar Corp., Class B	25,000	2,631,250
Nobility Homes, Inc.	16,500	462,000
Sony Group Corp. (ADR)	93,000	2,420,790

		5,568,815

Specialty Retail (0.4%)
Advance Auto Parts, Inc. (x)	3,000	139,470
Sportsman’s Warehouse Holdings, Inc.*	155,000	534,750
Yamada Holdings Co. Ltd.	12,400	39,033

		713,253

Textiles, Apparel & Luxury Goods (1.5%)
Capri Holdings Ltd.*	17,500	309,750
Skechers USA, Inc., Class A*	35,000	2,208,500

		2,518,250

Total Consumer Discretionary		10,014,146

Consumer Staples (0.7%)
Consumer Staples Distribution & Retail (0.5%)
Albertsons Cos., Inc., Class A	42,000	903,420
GrainCorp Ltd., Class A	6,000	30,722

		934,142

Food Products (0.2%)
Kellanova	3,800	302,214

Total Consumer Staples		1,236,356

Energy (1.4%)
Energy Equipment & Services (0.6%)
ChampionX Corp.	40,000	993,600
DMC Global, Inc.*	6,000	48,360

		1,041,960

Oil, Gas & Consumable Fuels (0.8%)
Alvopetro Energy Ltd. (x)	88,200	404,810
Exxon Mobil Corp.	300	32,340
Gulf Coast Ultra Deep Royalty Trust*	550,000	17,050
Hess Corp.	6,000	831,240

		1,285,440

Total Energy		2,327,400

Financials (5.1%)
Banks (2.1%)
Cadence Bank	14,000	447,720
First Horizon Corp.	60,000	1,272,000
Flushing Financial Corp.	93,000	1,104,840
Horizon Bancorp, Inc.	13,000	199,940
Renasant Corp.	5,000	179,650
SouthState Corp.	1,200	110,436
Synovus Financial Corp.	3,000	155,250

		3,469,836

Capital Markets (0.0%)†
BKF Capital Group, Inc. (r)*	2,434	34,107

Consumer Finance (0.1%)
Capital One Financial Corp.	815	173,399

Financial Services (1.3%)
AvidXchange Holdings, Inc.*	200,000	1,958,000
Cantaloupe, Inc.*	10,000	109,900
CNFinance Holdings Ltd. (ADR)*	1,765	1,147
Global Blue Group Holding AG*	10,000	74,700

		2,143,747

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Insurance (1.6%)
AIFU, Inc., Class A (x)*	300	$1,812
Enstar Group Ltd.*	7,500	2,522,700

		2,524,512

Total Financials		8,345,601

Health Care (7.6%)
Biotechnology (3.8%)
Blueprint Medicines Corp.*	7,000	897,260
GRAIL, Inc. (x)*	400	20,568
Grifols SA (ADR)*	24,000	216,960
Inozyme Pharma, Inc. (x)*	60,000	240,000
SpringWorks Therapeutics, Inc.*	90,000	4,229,100
Vigil Neuroscience, Inc.*	75,000	596,250

		6,200,138

Health Care Equipment & Supplies (2.3%)
Bioventus, Inc., Class A*	2,000	13,240
Globus Medical, Inc., Class A*	12,500	737,750
ICU Medical, Inc.*	500	66,075
Innocoll Biotherapeutics Holdings Ltd. (r)*	125,000	—
LENSAR, Inc.*	30,000	395,100
QuidelOrtho Corp.*	7,000	201,740
Surmodics, Inc.*	80,200	2,382,742

		3,796,647

Health Care Providers & Services (1.1%)
Amedisys, Inc.*	15,000	1,475,850
Andlauer Healthcare Group, Inc. (x)	4,000	154,537
Cross Country Healthcare, Inc.*	9,000	117,450

		1,747,837

Life Sciences Tools & Services (0.2%)
Biotage AB	20,000	302,508
Illumina, Inc.*	200	19,082

		321,590

Pharmaceuticals (0.2%)
Viatris, Inc.	40,000	357,200

Total Health Care		12,423,412

Industrials (6.9%)
Aerospace & Defense (1.6%)
Hexcel Corp.	13,000	734,370
Spirit AeroSystems Holdings, Inc., Class A*	30,000	1,144,500
Triumph Group, Inc.*	31,000	798,250

		2,677,120

Building Products (0.1%)
AZEK Co., Inc. (The), Class A*	2,000	108,700

Electrical Equipment (0.3%)
Servotronics, Inc.*	10,000	469,400

Machinery (2.5%)
CFT SpA (r)*	25,000	101,598
Chart Industries, Inc.*	2,500	411,625
Crane Co.	1,000	189,890
Mueller Industries, Inc.	15,200	1,207,944
Mueller Water Products, Inc., Class A	10,000	240,400
Park-Ohio Holdings Corp.	12,000	214,320
Stratasys Ltd.*	42,000	481,740
Valmet OYJ	13,000	402,282
Velan, Inc. (x)	75,000	809,620

		4,059,419

Professional Services (1.4%)
Dun & Bradstreet Holdings, Inc.	240,000	2,181,600
Ework Group AB	1,441	15,627
NV5 Global, Inc.*	4,000	92,360

		2,289,587

Trading Companies & Distributors (1.0%)
Herc Holdings, Inc.	2,682	353,193
McGrath RentCorp	12,000	1,391,520

		1,744,713

Total Industrials		11,348,939

Information Technology (5.4%)
Communications Equipment (1.3%)
Juniper Networks, Inc.	53,200	2,124,276

Electronic Equipment, Instruments & Components (2.8%)
CTS Corp.	2,000	85,220
FARO Technologies, Inc.*	80,000	3,513,600
Rogers Corp.*	14,700	1,006,656

		4,605,476

IT Services (0.1%)
Datagroup SE	3,000	218,392

Semiconductors & Semiconductor Equipment (0.1%)
Alphawave IP Group plc*	10,000	23,912
Silicon Motion Technology Corp. (ADR)	1,200	90,204
Tower Semiconductor Ltd.*	500	21,675

		135,791

Software (1.1%)
ANSYS, Inc.*	600	210,732
E2open Parent Holdings, Inc.*	100,000	323,000
Gen Digital, Inc.	24,500	720,300
Informatica, Inc., Class A*	11,000	267,850
Pinewood Technologies Group plc*	43,700	267,532

		1,789,414

Total Information Technology		8,873,349

Materials (6.6%)
Chemicals (0.4%)
Covestro AG*	7,000	498,037
Mativ Holdings, Inc.	39,200	267,344

		765,381

Construction Materials (2.7%)
Vulcan Materials Co.	17,200	4,486,104

Containers & Packaging (2.3%)
Amcor plc	326,250	2,998,238
Myers Industries, Inc.	52,000	753,480

		3,751,718

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Metals & Mining (1.2%)
Gold Road Resources Ltd.	100,000	$215,215
Kinross Gold Corp.	5,960	93,137
Newmont Corp.	13,000	757,380
Orogen Royalties, Inc.*	50,000	70,130
Pan American Silver Corp.	25,000	709,381
Tredegar Corp.*	10,000	88,000

		1,933,243

Total Materials		10,936,446

Real Estate (0.7%)
Hotel & Resort REITs (0.4%)
Ryman Hospitality Properties, Inc. (REIT)	7,500	740,025

Real Estate Management & Development (0.0%)†
Corem Property Group AB, Class B	7,500	4,122

Specialized REITs (0.3%)
Millrose Properties, Inc. (REIT)	17,500	498,925

Total Real Estate		1,243,072

Utilities (12.5%)
Electric Utilities (4.7%)
ALLETE, Inc.	33,500	2,146,345
Evergy, Inc.	16,500	1,137,345
Portland General Electric Co.	10,000	406,300
TXNM Energy, Inc.	71,500	4,026,880

		7,716,870

Gas Utilities (5.8%)
National Fuel Gas Co.	58,200	4,930,122
Southwest Gas Holdings, Inc.	62,500	4,649,375

		9,579,497

Independent Power and Renewable Electricity Producers (0.1%)
Alerion Cleanpower SpA (x)	8,000	164,913

Multi-Utilities (1.2%)
Avista Corp.	52,000	1,973,400

Water Utilities (0.7%)
Severn Trent plc	28,000	1,050,791

Total Utilities		20,485,471

Total Common Stocks (72.4%) (Cost $106,132,343)		119,103,003

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)†
Food Products (0.0%)†
Contraf-Nicotex-Tobacco GmbH, CVR*	15,000	3,000

Total Consumer Staples		3,000

Health Care (0.1%)
Biotechnology (0.1%)
Adamas Pharmaceuticals, Inc., CVR*	54,000	675
Akouos, Inc., CVR (x)*	141,148	70,574
Albireo Pharma, Inc., CVR*	3,000	6,750
Ambit Biosciences Corp., CVR (r)*	20,000	—
Checkpoint Therapeutics, Inc., CVR (r)*	10,000	1,200
Chinook Therapeutics, Inc., CVR (r)*	125,000	—
Epizyme, Inc., CVR*	10,000	200
Fusion Pharmaceuticals, Inc., CVR*	6,000	3,000
Gracell Biotechnologies, Inc., CVR*	100,000	4,000
Icosavax, Inc., CVR*	30,000	9,000
Mirati Therapeutics, Inc., CVR (r)*	70,000	26,250
Poseida Therapeutics, Inc., CVR (r)*	20,000	7,500
Regulus Therapeutics, Inc., CVR (r)*	40,000	34,800
Sigilon Therapeutics, Inc., CVR (r)*	500	2,831

		166,780

Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR*	21,000	33,600

Pharmaceuticals (0.0%)†
Alimera Sciences, Inc., CVR (x)*	100,000	1,000
CinCor Pharma, Inc., CVR*	4,000	12,000
Landos Biopharma, Inc., CVR (r)*	4,000	7,530
Opiant Pharmaceuticals, Inc., CVR*	10,000	5,000

		25,530

Total Health Care		225,910

Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR (r)*	12,500	9,890

Total Industrials		9,890

Information Technology (0.1%)
IT Services (0.0%)†
Flexion, Inc., CVR*	1,000	100

Software (0.1%)
Gen Digital, Inc., CVR, expiring 4/21/30*	18,000	146,880

Total Information Technology		146,980

Materials (0.1%)
Metals & Mining (0.0%)†
Kinross Gold Corp., expiring 2/25/32*	14,000	9,100

Paper & Forest Products (0.1%)
Resolute Forest Products, Inc., CVR*	45,000	67,500

Total Materials		76,600

Total Rights (0.3%) (Cost $373,886)		462,380

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (23.7%)
BlackRock Liquidity FedFund, Institutional Shares 4.22% (7 day yield) (xx)	100,000	100,000
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 day yield) (xx)	100,000	100,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	1,476,654	1,476,654

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	37,223,387	$37,230,832

Total Investment Companies		38,907,486

Total Short-Term Investments (23.7%) (Cost $38,900,147)		38,907,486

Total Investments in Securities (96.4%) (Cost $145,406,376)		158,472,869
Other Assets Less Liabilities (3.6%)		5,926,231

Net Assets (100%)		$164,399,100

*	Non-income producing.
†	Percent shown is less than 0.05%.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $1,731,035. This was collateralized by $327,456 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 7/15/25 - 2/15/55 and by cash of $1,676,654 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$30,020,570	$1,848,241	$—		$31,868,811
Consumer Discretionary	8,642,745	1,371,401	—		10,014,146
Consumer Staples	1,205,634	30,722	—		1,236,356
Energy	2,327,400	—	—		2,327,400
Financials	8,311,494	—	34,107		8,345,601
Health Care	12,120,904	302,508	—	(a)	12,423,412
Industrials	10,829,432	417,909	101,598		11,348,939
Information Technology	8,363,513	509,836	—		8,873,349
Materials	10,223,194	713,252	—		10,936,446
Real Estate	1,238,950	4,122	—		1,243,072
Utilities	19,269,767	1,215,704	—		20,485,471
Rights
Consumer Staples	—	3,000	—		3,000
Health Care	—	145,799	80,111		225,910
Industrials	—	—	9,890		9,890
Information Technology	146,880	100	—		146,980
Materials	9,100	67,500	—		76,600
Short-Term Investments
Investment Companies	38,907,486	—	—		38,907,486

Total Assets	$151,617,069	$6,630,094	$225,706		$158,472,869

Total Liabilities	$—	$—	$—		$—

Total	$151,617,069	$6,630,094	$225,706		$158,472,869

(a)	Value is zero.

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$69,539,360
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$69,688,115

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,374,966
Aggregate gross unrealized depreciation	(13,863,664)

Net unrealized appreciation	$12,511,302

Federal income tax cost of investments in securities and derivative instruments, if applicable	$145,961,567

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $145,406,376)	$158,472,869
Cash	7,511,997
Foreign cash (Cost $32,859)	33,349
Dividends, interest and other receivables	306,670
Receivable for Portfolio shares sold	107,627
Securities lending income receivable	2,602
Other assets	1,806

Total assets	166,436,920

LIABILITIES
Payable for return of collateral on securities loaned	1,676,654
Payable for Portfolio shares repurchased	163,745
Investment management fees payable	109,712
Distribution fees payable – Class IB	28,089
Administrative fees payable	11,925
Trustees’ fees payable	270
Accrued expenses	47,425

Total liabilities	2,037,820

Commitments and contingent liabilities^
NET ASSETS	$164,399,100

Net assets were comprised of:
Paid in capital	$147,105,307
Total distributable earnings (loss)	17,293,793

Net assets	$164,399,100

Class IB
Net asset value, offering and redemption price per share, $138,680,758 / 10,588,113 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.10

Class K
Net asset value, offering and redemption price per share, $25,718,342 / 1,921,354 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.39

(x)	Includes value of securities on loan of $1,731,035.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $41,172 foreign withholding tax)	$2,174,029
Interest	161,339
Securities lending (net)	69,640

Total income	2,405,008

EXPENSES
Investment management fees	730,212
Distribution fees – Class IB	171,691
Administrative fees	73,611
Professional fees	28,059
Custodian fees	22,563
Printing and mailing expenses	10,732
Trustees’ fees	2,709
Miscellaneous	6,290

Gross expenses	1,045,867
Less: Waiver from investment manager	(62,551)

Net expenses	983,316

NET INVESTMENT INCOME (LOSS)	1,421,692

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	2,228,916
Foreign currency transactions	(3,802)

Net realized gain (loss)	2,225,114

Change in unrealized appreciation (depreciation) on:
Investments in securities	5,197,859
Foreign currency translations	4,882

Net change in unrealized appreciation (depreciation)	5,202,741

NET REALIZED AND UNREALIZED GAIN (LOSS)	7,427,855

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,849,547

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,421,692	$2,735,763
Net realized gain (loss)	2,225,114	6,708,646
Net change in unrealized appreciation (depreciation)	5,202,741	5,123,133

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,849,547	14,567,542

Distributions to shareholders:
Class IB	—	(8,693,917)
Class K	—	(1,594,814)

Total distributions to shareholders	—	(10,288,731)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 21,275 shares, respectively ]	—	260,910
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (630,862) shares, respectively ]	—	(7,791,071)
Capital shares repurchased [ 0 and (65,257) shares, respectively ]	—	(799,006)

Total Class IA transactions	—	(8,329,167)

Class IB
Capital shares sold [ 263,613 and 689,428 shares, respectively ]	3,326,579	8,619,018
Capital shares issued in connection with share class combination (Note 1) [ 0 and 635,001 shares, respectively ]	—	7,791,071
Capital shares issued in reinvestment of dividends and distributions [ 0 and 690,343 shares, respectively ]	—	8,693,917
Capital shares repurchased [ (1,081,345) and (1,650,035) shares, respectively ]	(13,639,398)	(20,652,970)

Total Class IB transactions	(10,312,819)	4,451,036

Class K
Capital shares sold [ 40,185 and 80,881 shares, respectively ]	524,983	1,023,411
Capital shares issued in reinvestment of dividends and distributions [ 0 and 124,071 shares, respectively ]	—	1,594,814
Capital shares repurchased [ (122,340) and (313,671) shares, respectively ]	(1,575,561)	(4,047,006)

Total Class K transactions	(1,050,578)	(1,428,781)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(11,363,397)	(5,306,912)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,513,850)	(1,028,101)
NET ASSETS:
Beginning of period	166,912,950	167,941,051

End of period	$164,399,100	$166,912,950

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022	2021		2020
Net asset value, beginning of period	$12.41		$12.11		$11.60		$12.78	$11.88		$12.06

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.20		0.21		0.01	0.06	(2)(3)	(0.01	)(1)
Net realized and unrealized gain (loss)	0.58		0.90		0.89		(0.78)	1.29		(0.15)

Total from investment operations	0.69		1.10		1.10		(0.77)	1.35		(0.16)

Less distributions:
Dividends from net investment income	—		(0.24)		(0.23)		(0.04)	(0.09)		(0.02)
Distributions from net realized gains	—		(0.56)		(0.36)		(0.37)	(0.36)		—

Total dividends and distributions	—		(0.80)		(0.59)		(0.41)	(0.45)		(0.02)

Net asset value, end of period	$13.10		$12.41		$12.11		$11.60	$12.78		$11.88

Total return (b)	5.56%		9.02	%(dd)	9.53	%(aa)	(5.97)%	11.34%		(1.33)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$138,681		$141,536		$133,656		$138,464	$166,650		$162,540
Ratio of expenses to average net assets:
After waivers (a)(f)	1.25%		1.25%		1.25%		1.25%	1.25%		1.31%
Before waivers (a)(f)	1.33%		1.34%		1.33%		1.33%	1.31%		1.32%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.71%		1.59%		1.77%		0.11%	0.49	%(cc)(ii)	(0.12	)%(bb)
Before waivers (a)(f)	1.64%		1.50%		1.69%		0.03%	0.44	%(cc)(ii)	(0.14	)%(bb)
Portfolio turnover rate^	63	%(z)	177%		204%		155%	190%		213%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024		2023		2022	2021		2020
Net asset value, beginning of period	$12.67		$12.34		$11.81		$13.01	$12.08		$12.25

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.24		0.25		0.05	0.10	(2)(3)	0.01	(1)
Net realized and unrealized gain (loss)	0.59		0.92		0.90		(0.81)	1.31		(0.13)

Total from investment operations	0.72		1.16		1.15		(0.76)	1.41		(0.12)

Less distributions:
Dividends from net investment income	—		(0.27)		(0.26)		(0.07)	(0.12)		(0.05)
Distributions from net realized gains	—		(0.56)		(0.36)		(0.37)	(0.36)		—

Total dividends and distributions	—		(0.83)		(0.62)		(0.44)	(0.48)		(0.05)

Net asset value, end of period	$13.39		$12.67		$12.34		$11.81	$13.01		$12.08

Total return (b)	5.68%		9.35	%(dd)	9.79	%(aa)	(5.78)%	11.65%		(1.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$25,718		$25,376		$26,062		$24,848	$26,209		$25,116
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%		1.00%		1.00%	1.00%		1.05%
Before waivers (a)(f)	1.08%		1.09%		1.08%		1.08%	1.06%		1.07%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.96%		1.85%		2.04%		0.38%	0.76	%(cc)(ii)	0.10	%(bb)
Before waivers (a)(f)	1.88%		1.76%		1.96%		0.30%	0.70	%(cc)(ii)	0.08	%(bb)
Portfolio turnover rate^	63	%(z)	177%		204%		155%	190%		213%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.05) and $(0.03) for Class IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.02 and $0.05 for Class IB and Class K, respectively.
(3)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.04 and $0.08 Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a litigation payment. Without this income, the total return would have been 9.26% for Class IB and 9.52% for Class K.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.32% lower.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.34% lower.
(dd)	Includes income resulting from a litigation payment. Without this income, the total return would have been 8.75% for Class IB and 9.09% for Class K.
(ii)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.14% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.7%)
Diversified Telecommunication Services (1.1%)
Anterix, Inc.*	175,000	$4,488,750
Liberty Global Ltd., Class A*	155,000	1,551,550
Liberty Global Ltd., Class C*	230,000	2,371,300
Liberty Latin America Ltd., Class A*	725,000	4,422,500
Liberty Latin America Ltd., Class C*	13,000	80,860
Shenandoah Telecommunications Co.	263,126	3,594,301
Sunrise Communications AG, Class A	68,000	3,832,580
Telesat Corp.*	677,500	16,558,100
Verizon Communications, Inc.	45,000	1,947,150

		38,847,091

Entertainment (4.5%)
Atlanta Braves Holdings, Inc., Class A*	363,000	17,863,230
Atlanta Braves Holdings, Inc., Class C*	255,000	11,926,350
IMAX Corp. (x)*	56,000	1,565,760
Lionsgate Studios Corp.*	316,000	1,835,960
Live Nation Entertainment, Inc. (x)*	239,000	36,155,920
Madison Square Garden Entertainment Corp., Class A*	297,200	11,879,084
Madison Square Garden Sports Corp.*	175,500	36,670,725
Marcus Corp. (The)	615,000	10,368,900
Reading International, Inc., Class A*	240,000	321,600
Reading International, Inc., Class B*	34,000	333,540
Sphere Entertainment Co. (x)*	339,000	14,170,200
Starz Entertainment Corp.	20,905	335,943
Take-Two Interactive Software, Inc.*	57,000	13,842,450
TKO Group Holdings, Inc., Class A	21,000	3,820,950
Warner Bros Discovery, Inc.*	46,500	532,890

		161,623,502

Interactive Media & Services (0.0%)†
Cars.com, Inc.*	20,000	237,000

Media (2.0%)
AMC Networks, Inc., Class A*	188,000	1,178,760
Beasley Broadcast Group, Inc., Class A (x)*	21,500	89,440
Clear Channel Outdoor Holdings, Inc.*	3,600,000	4,212,000
Corus Entertainment, Inc., Class B (x)*	120,000	8,812
EchoStar Corp., Class A (x)*	116,000	3,213,200
Entravision Communications Corp., Class A	560,000	1,299,200
EW Scripps Co. (The), Class A*	1,370,000	4,027,800
Gray Media, Inc.	319,300	1,446,429
Gray Media, Inc., Class A	60,000	651,600
Grupo Televisa SAB (ADR)	3,950,000	8,650,500
Interpublic Group of Cos., Inc. (The)	500,000	12,240,000
Lee Enterprises, Inc. (x)*	202,000	1,282,700
Nexstar Media Group, Inc., Class A	34,600	5,984,070
Salem Media Group, Inc., Class A*	150,000	127,530
Sinclair, Inc.	1,135,000	15,685,700
Sirius XM Holdings, Inc. (x)	117,000	2,687,490
TEGNA, Inc.	145,000	2,430,200
Townsquare Media, Inc., Class A	236,000	1,866,760
WideOpenWest, Inc.*	690,000	2,801,400

		69,883,591

Wireless Telecommunication Services (1.1%)
Gogo, Inc. (x)*	330,000	4,844,400
Rogers Communications, Inc., Class B	200,000	5,932,000
Telephone and Data Systems, Inc.	373,500	13,289,130
United States Cellular Corp. (x)*	244,200	15,621,474

		39,687,004

Total Communication Services		310,278,188

Consumer Discretionary (16.6%)
Automobile Components (4.3%)
BorgWarner, Inc.	240,000	8,035,200
Brembo NV (x)	1,000,088	9,565,796
Dana, Inc.	1,212,000	20,785,800
Garrett Motion, Inc.	1,100,000	11,561,000
Gentex Corp.	190,000	4,178,100
Modine Manufacturing Co.*	702,500	69,196,250
Phinia, Inc.	50,000	2,224,500
Standard Motor Products, Inc.	398,000	12,226,560
Stoneridge, Inc.*	205,000	1,443,200
Strattec Security Corp.*‡	233,000	14,494,930
Superior Industries International, Inc.*	33,000	4,501

		153,715,837

Automobiles (0.1%)
Thor Industries, Inc.	4,000	355,240
Winnebago Industries, Inc.	121,430	3,521,470

		3,876,710

Diversified Consumer Services (0.6%)
Matthews International Corp., Class A	700,000	16,737,000
Universal Technical Institute, Inc.*	173,500	5,879,915

		22,616,915

Hotels, Restaurants & Leisure (3.8%)
Biglari Holdings, Inc., Class A*‡	10,860	15,207,910
Boyd Gaming Corp.	402,500	31,487,575
Canterbury Park Holding Corp.‡	319,000	6,134,370
Cheesecake Factory, Inc. (The) (x)	324,000	20,301,840
Churchill Downs, Inc.	153,000	15,453,000
Cracker Barrel Old Country Store, Inc. (x)	11,500	702,420
Denny’s Corp.*	363,000	1,488,300
Full House Resorts, Inc.*	535,000	1,958,100
Golden Entertainment, Inc.	260,000	7,651,800
Inspired Entertainment, Inc.*	275,000	2,246,750
International Game Technology plc	60,000	948,600
Krispy Kreme, Inc. (x)	60,000	174,600
Las Vegas Sands Corp.	67,500	2,936,925
Nathan’s Famous, Inc.‡	207,100	22,901,118
Ollamani SAB*	750,286	1,999,217
Rock Field Co. Ltd. (x)	206,000	2,228,728

		133,821,253

Household Durables (2.0%)
Bassett Furniture Industries, Inc.	396,000	6,019,200
Cavco Industries, Inc.*	69,700	30,279,771
Champion Homes, Inc.*	164,000	10,268,040
Ethan Allen Interiors, Inc.	25,000	696,250
iRobot Corp. (x)*	15,000	46,950
La-Z-Boy, Inc.	131,500	4,887,855
Lennar Corp., Class B	100,000	10,525,000
Lifetime Brands, Inc. (x)	180,000	918,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Nobility Homes, Inc.‡	212,000	$5,936,000

		69,577,066

Leisure Products (0.5%)
American Outdoor Brands, Inc.*	251,000	2,622,950
Brunswick Corp.	56,500	3,121,060
Clarus Corp. (x)	300,000	1,041,000
Johnson Outdoors, Inc., Class A	291,500	8,823,705
Marine Products Corp.	253,000	2,153,030
Universal Entertainment Corp. (x)*	55,000	370,855

		18,132,600

Specialty Retail (5.2%)
1-800-Flowers.com, Inc., Class A (x)*	980,000	4,821,600
Advance Auto Parts, Inc. (x)	35,400	1,645,746
Arko Corp.	80,000	338,400
AutoNation, Inc.*	296,500	58,899,725
Big 5 Sporting Goods Corp.*	300,000	426,000
Bowlin Travel Centers, Inc.*	91,000	364,000
Lands’ End, Inc.*	299,000	3,202,290
Monro, Inc.	470,000	7,007,700
O’Reilly Automotive, Inc.*	150,000	13,519,500
Penske Automotive Group, Inc.	406,200	69,789,222
Pets at Home Group plc	216,000	776,810
Sally Beauty Holdings, Inc.*	700,000	6,482,000
Sportsman’s Warehouse Holdings, Inc.*	378,000	1,304,100
Tractor Supply Co.	242,400	12,791,448
Valvoline, Inc.*	90,000	3,408,300

		184,776,841

Textiles, Apparel & Luxury Goods (0.1%)
Capri Holdings Ltd.*	5,000	88,500
Hanesbrands, Inc.*	89,500	409,910
Movado Group, Inc.	220,000	3,355,000
Wolverine World Wide, Inc.	53,500	967,280

		4,820,690

Total Consumer Discretionary		591,337,912

Consumer Staples (4.9%)
Beverages (0.2%)
Boston Beer Co., Inc. (The), Class A*	5,800	1,106,698
Brown-Forman Corp., Class A	86,000	2,362,420
Crimson Wine Group Ltd.*	379,000	2,084,500
Davide Campari-Milano NV (x)	380,000	2,555,916

		8,109,534

Consumer Staples Distribution & Retail (1.0%)
Ingles Markets, Inc., Class A‡	465,000	29,471,700
Village Super Market, Inc., Class A	154,000	5,929,000

		35,400,700

Food Products (1.4%)
Calavo Growers, Inc.	230,000	6,115,700
Farmer Bros Co.*	595,000	815,150
Flowers Foods, Inc. (x)	60,000	958,800
Hain Celestial Group, Inc. (The)*	310,000	471,200
Ingredion, Inc.	13,500	1,830,870
J & J Snack Foods Corp.	43,000	4,876,630
John B Sanfilippo & Son, Inc.	105,000	6,640,200
Lifeway Foods, Inc.*	113,000	2,785,450
Limoneira Co.	219,000	3,427,350
Maple Leaf Foods, Inc.	142,000	2,958,355
Post Holdings, Inc.*	92,500	10,085,275
Premier Foods plc	1,048,000	2,868,443
Tootsie Roll Industries, Inc. (x)	80,000	2,676,000
WK Kellogg Co. (x)	245,000	3,905,300

		50,414,723

Household Products (2.0%)
Church & Dwight Co., Inc.	100,000	9,611,000
Energizer Holdings, Inc.	302,000	6,088,320
Oil-Dri Corp. of America‡	731,000	43,121,690
Spectrum Brands Holdings, Inc. (x)	58,000	3,074,000
WD-40 Co.	37,500	8,553,375

		70,448,385

Personal Care Products (0.3%)
BellRing Brands, Inc.*	77,000	4,460,610
Edgewell Personal Care Co.	160,000	3,745,600
United-Guardian, Inc.	152,000	1,209,920

		9,416,130

Total Consumer Staples		173,789,472

Energy (1.3%)
Energy Equipment & Services (0.6%)
Innovex International, Inc. (x)*	787,000	12,292,940
KLX Energy Services Holdings, Inc. (x)*	23,000	43,010
Oceaneering International, Inc.*	185,000	3,833,200
RPC, Inc. (x)	1,450,000	6,858,500

		23,027,650

Oil, Gas & Consumable Fuels (0.7%)
APA Corp.	67,200	1,229,088
CNX Resources Corp.*	190,000	6,399,200
Navigator Holdings Ltd.	412,000	5,829,800
ONEOK, Inc.	135,000	11,020,050

		24,478,138

Total Energy		47,505,788

Financials (3.2%)
Banks (1.6%)
Ameris Bancorp	33,300	2,154,510
Atlantic Union Bankshares Corp.	148,000	4,629,440
Cadence Bank	43,000	1,375,140
Capital City Bank Group, Inc.	4,700	184,945
Capitol Federal Financial, Inc.	39,500	240,950
Colony Bankcorp, Inc.	12,800	210,816
Eagle Bancorp, Inc.	188,000	3,662,240
Farmers & Merchants Bank of Long Beach	105	579,600
FB Financial Corp.	12,000	543,600
First Bancorp (Nasdaq Stock Exchange)	10,000	440,900
First Bancorp (New York Stock Exchange)	84,000	1,749,720
First Busey Corp.	28,500	652,222
First Horizon Corp.	94,200	1,997,040
Flushing Financial Corp.	725,000	8,613,000
FNB Corp.	46,000	670,680
Hanover Bancorp, Inc.	5,000	114,450
HomeTrust Bancshares, Inc.	5,000	187,050
Hope Bancorp, Inc.	570,000	6,116,100

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Huntington Bancshares, Inc.	250,000	$4,190,000
OceanFirst Financial Corp.	120,000	2,113,200
Peapack-Gladstone Financial Corp.	38,000	1,073,500
Renasant Corp.	22,000	790,460
Seacoast Banking Corp. of Florida	37,000	1,021,940
ServisFirst Bancshares, Inc.	26,000	2,015,260
Southern First Bancshares, Inc.*	20,000	760,600
SouthState Corp.	18,200	1,674,946
Synovus Financial Corp.	78,000	4,036,500
Thomasville Bancshares, Inc.	16,100	1,288,000
Towne Bank	11,000	375,980
Trustmark Corp.	12,000	437,520
United Community Banks, Inc.	23,000	685,170
USCB Financial Holdings, Inc.	8,000	132,320
Webster Financial Corp.	69,000	3,767,400

		58,485,199

Capital Markets (1.5%)
BKF Capital Group, Inc. (r)*	12,800	179,360
Charles Schwab Corp. (The)	25,000	2,281,000
Cohen & Steers, Inc.	215,500	16,237,925
Federated Hermes, Inc., Class B	78,400	3,474,688
GAM Holding AG (x)*	1,500,000	192,829
Janus Henderson Group plc	244,000	9,476,960
KKR & Co., Inc.	148,500	19,754,955
PJT Partners, Inc., Class A	5,000	825,050

		52,422,767

Consumer Finance (0.1%)
Medallion Financial Corp.	162,000	1,543,860
PROG Holdings, Inc.	74,000	2,171,900

		3,715,760

Financial Services (0.0%)†
Crazy Woman Creek Bancorp, Inc.	6,100	176,900

Total Financials		114,800,626

Health Care (2.2%)
Biotechnology (0.0%)†
GRAIL, Inc. (x)*	20,500	1,054,110

Health Care Equipment & Supplies (1.9%)
Align Technology, Inc.*	300	56,799
CONMED Corp.	57,000	2,968,560
Cooper Cos., Inc. (The)*	44,000	3,131,040
Dexcom, Inc.*	52,000	4,539,080
Electromed, Inc.*	142,000	3,122,580
Globus Medical, Inc., Class A*	111,500	6,580,730
ICU Medical, Inc.*	21,000	2,775,150
Masimo Corp.*	84,500	14,214,590
Neogen Corp.*	55,000	262,900
Neuronetics, Inc. (x)*	73,000	254,770
Orthofix Medical, Inc.*	150,000	1,672,500
QuidelOrtho Corp.*	161,000	4,640,020
STERIS plc	84,000	20,178,480
Surmodics, Inc.*	30,200	897,242
Zimvie, Inc.*	310,500	2,903,175

		68,197,616

Health Care Providers & Services (0.1%)
Chemed Corp.	1,200	584,316
Henry Schein, Inc.*	20,000	1,461,000
NeoGenomics, Inc.*	11,000	80,410
OPKO Health, Inc.*	175,000	231,000

		2,356,726

Health Care Technology (0.0%)†
Evolent Health, Inc., Class A*	145,000	1,632,700

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc., Class A*	20,000	4,826,400
Lifecore Biomedical, Inc.*	78,500	637,420

		5,463,820

Total Health Care		78,704,972

Industrials (45.9%)
Aerospace & Defense (6.2%)
AAR Corp.*	119,600	8,227,284
Astronics Corp.*	11,000	368,280
Astronics Corp., Class B (x)*	52,000	1,700,504
ATI, Inc.*	395,000	34,104,300
Curtiss-Wright Corp.	98,000	47,877,900
Ducommun, Inc.*	150,000	12,394,500
HEICO Corp.	120,700	39,589,600
HEICO Corp., Class A	3,200	828,000
Innovative Solutions and Support, Inc.*	127,000	1,762,760
Moog, Inc., Class A	66,600	12,052,602
Moog, Inc., Class B	34,221	6,192,974
National Presto Industries, Inc.	30,000	2,938,800
Park Aerospace Corp.	685,000	10,117,450
Textron, Inc.	283,000	22,722,070
Triumph Group, Inc.*	25,000	643,750
Woodward, Inc.	73,000	17,891,570

		219,412,344

Building Products (1.8%)
A.O. Smith Corp.	70,500	4,622,685
AZZ, Inc.	174,000	16,439,520
Burnham Holdings, Inc., Class A	50,000	1,200,000
Fortune Brands Innovations, Inc.	8,800	453,024
Gibraltar Industries, Inc.*	59,000	3,481,000
Griffon Corp.	368,000	26,632,160
Johnson Controls International plc	102,000	10,773,240

		63,601,629

Commercial Services & Supplies (4.8%)
ACCO Brands Corp.	150,000	537,000
Casella Waste Systems, Inc., Class A*	97,500	11,249,550
Loomis AB, Class B	192,000	8,068,915
OPENLANE, Inc.*	435,000	10,635,750
Pitney Bowes, Inc.	264,000	2,880,240
RB Global, Inc.	57,000	6,052,830
Republic Services, Inc.	296,000	72,996,560
Rollins, Inc.	1,070,000	60,369,400

		172,790,245

Construction & Engineering (0.4%)
Arcosa, Inc.	89,000	7,717,190
Centuri Holdings, Inc. (x)*	136,000	3,051,840
Granite Construction, Inc. (x)	15,000	1,402,650
Valmont Industries, Inc.	10,000	3,265,700

		15,437,380

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (2.6%)
Allient, Inc.	174,000	$6,317,940
AMETEK, Inc.	325,000	58,812,000
Rockwell Automation, Inc.	84,500	28,068,365

		93,198,305

Ground Transportation (0.1%)
Hertz Global Holdings, Inc.*	325,000	2,219,750

Machinery (22.2%)
Albany International Corp., Class A	37,500	2,629,875
Astec Industries, Inc.	655,000	27,306,950
Blue Bird Corp.*	38,200	1,648,712
Chart Industries, Inc.*	114,000	18,770,100
CNH Industrial NV	2,680,000	34,732,800
Commercial Vehicle Group, Inc.*	150,000	249,000
Crane Co.	530,400	100,717,656
Donaldson Co., Inc.	207,000	14,355,450
Eastern Co. (The)	279,000	6,366,780
Enerpac Tool Group Corp., Class A	132,500	5,374,200
Enpro, Inc.	212,000	40,608,600
Federal Signal Corp.	323,000	34,373,660
Flowserve Corp.	103,000	5,392,050
Franklin Electric Co., Inc.	241,000	21,627,340
Gencor Industries, Inc.*	184,000	2,576,000
Gorman-Rupp Co. (The)	485,000	17,809,200
Graco, Inc.	386,700	33,244,599
Graham Corp.*	79,500	3,936,045
Greenbrier Cos., Inc. (The)	140,000	6,447,000
Hyster-Yale, Inc.	295,500	11,754,990
IDEX Corp.	83,500	14,660,095
Interpump Group SpA	200,000	8,325,751
Iveco Group NV	740,000	14,557,106
Kennametal, Inc.	212,000	4,867,520
L B Foster Co., Class A*‡	550,000	12,028,500
Lincoln Electric Holdings, Inc.	89,500	18,555,140
Lindsay Corp.	55,000	7,933,750
Manitowoc Co., Inc. (The)*	270,000	3,245,400
Middleby Corp. (The)*	4,800	691,200
Mueller Industries, Inc.	1,646,500	130,847,355
Mueller Water Products, Inc., Class A	1,310,000	31,492,400
Nordson Corp.	38,200	8,188,934
Park-Ohio Holdings Corp.	580,000	10,358,800
Shyft Group, Inc. (The)	230,000	2,884,200
Standex International Corp.	77,000	12,048,960
Stratasys Ltd.*	50,000	573,500
Tennant Co.	397,000	30,759,560
Titan International, Inc.*	65,000	667,550
Toro Co. (The)	47,000	3,321,960
Trinity Industries, Inc.	628,000	16,962,280
Twin Disc, Inc.	690,000	6,092,700
Watts Water Technologies, Inc., Class A	246,000	60,488,940

		789,472,608

Trading Companies & Distributors (7.8%)
Distribution Solutions Group, Inc. (x)*	214,500	5,892,315
GATX Corp.	756,000	116,091,360
Herc Holdings, Inc.	549,672	72,386,306
McGrath RentCorp	27,000	3,130,920
Rush Enterprises, Inc., Class B (x)‡	1,057,000	55,471,360
Titan Machinery, Inc.*	256,500	5,081,265
United Rentals, Inc.	26,500	19,965,100

		278,018,626

Total Industrials		1,634,150,887

Information Technology (4.3%)
Communications Equipment (0.0%)†
Applied Optoelectronics, Inc. (x)*	29,000	745,010

Electronic Equipment, Instruments & Components (2.9%)
Badger Meter, Inc.	85,000	20,820,750
Bel Fuse, Inc., Class A (x)‡	76,700	6,891,495
Crane NXT Co.	32,000	1,724,800
CTS Corp.	972,000	41,416,920
Daktronics, Inc.*	188,500	2,850,120
Itron, Inc.*	54,000	7,108,020
Landis+Gyr Group AG (x)*	30,500	2,137,249
Littelfuse, Inc.	35,000	7,935,550
Napco Security Technologies, Inc.	180,000	5,344,200
Rogers Corp.*	81,500	5,581,120
Trans-Lux Corp.*	120,060	32,464

		101,842,688

IT Services (0.0%)†
Alithya Group, Inc., Class A*	770,000	1,378,300

Software (1.3%)
Fortinet, Inc.*	101,200	10,698,864
Roper Technologies, Inc.	26,200	14,851,208
Tyler Technologies, Inc.*	36,000	21,342,240

		46,892,312

Technology Hardware, Storage & Peripherals (0.1%)
TransAct Technologies, Inc.*	145,000	523,450
Xerox Holdings Corp. (x)	300,000	1,581,000

		2,104,450

Total Information Technology		152,962,760

Materials (4.7%)
Chemicals (2.4%)
Ashland, Inc.	57,500	2,891,100
Core Molding Technologies, Inc.*	306,000	5,076,540
Element Solutions, Inc.	67,000	1,517,550
FMC Corp.	18,400	768,200
Hawkins, Inc.	45,200	6,422,920
HB Fuller Co.	329,000	19,789,350
Huntsman Corp.	135,000	1,406,700
Mativ Holdings, Inc.	60,500	412,610
Minerals Technologies, Inc.	225,000	12,390,750
NewMarket Corp.	14,500	10,017,470
Olin Corp.	115,000	2,310,350
Quaker Chemical Corp.	4,700	526,118
Scotts Miracle-Gro Co. (The)	77,000	5,078,920
Sensient Technologies Corp.	154,100	15,181,932
Takasago International Corp.	28,500	1,381,410

		85,171,920

Containers & Packaging (1.3%)
Ardagh Metal Packaging SA	210,000	898,800
Greif, Inc., Class A	208,500	13,550,415
Myers Industries, Inc.	1,735,000	25,140,150
Sonoco Products Co.	155,000	6,751,800

		46,341,165

Metals & Mining (1.0%)
Ampco-Pittsburgh Corp.*‡	970,506	2,872,698
Barrick Mining Corp.	24,000	499,680
Kinross Gold Corp.	45,000	703,350

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Materion Corp.	173,200	$13,746,884
Metallus, Inc.*	210,000	3,236,100
Tredegar Corp.*	1,665,000	14,652,000

		35,710,712

Total Materials		167,223,797

Real Estate (2.5%)
Hotel & Resort REITs (1.4%)
Ryman Hospitality Properties, Inc. (REIT)	514,500	50,765,715

Real Estate Management & Development (1.1%)
Capital Properties, Inc., Class A	83,000	854,900
Gyrodyne LLC*	14,411	124,655
Seritage Growth Properties, Class A (x)*	136,000	418,880
St Joe Co. (The)	565,000	26,950,500
Tejon Ranch Co. (x)*	552,000	9,361,920

		37,710,855

Specialized REITs (0.0%)†
Millrose Properties, Inc. (REIT)	49,800	1,419,798

Total Real Estate		89,896,368

Utilities (4.7%)
Electric Utilities (1.7%)
Evergy, Inc.	148,000	10,201,640
Hawaiian Electric Industries, Inc.*	120,000	1,275,600
Otter Tail Corp.	224,500	17,306,705
TXNM Energy, Inc.	556,000	31,313,920

		60,097,865

Gas Utilities (2.0%)
Chesapeake Utilities Corp.	5,600	673,232
National Fuel Gas Co.	185,500	15,713,705
Northwest Natural Holding Co.	363,000	14,418,360
ONE Gas, Inc.	33,500	2,407,310
RGC Resources, Inc.	378,900	8,479,782
Southwest Gas Holdings, Inc.	404,500	30,090,755

		71,783,144

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp. (The)	240,000	2,524,800
Ormat Technologies, Inc.	82,700	6,926,952
XPLR Infrastructure LP	48,000	393,600

		9,845,352

Multi-Utilities (0.6%)
Black Hills Corp.	172,500	9,677,250
Northwestern Energy Group, Inc.	264,000	13,543,200

		23,220,450

Water Utilities (0.1%)
Cadiz, Inc.*	8,500	25,415
H2O America	47,500	2,468,575
York Water Co. (The)	43,500	1,374,600

		3,868,590

Total Utilities		168,815,401

Total Common Stocks (99.0%) (Cost $1,262,165,465)		3,529,466,171

	Number of Rights	Value (Note 1)
RIGHTS:
Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR (r)(x)*	115,000	$90,988

Total Industrials		90,988

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	100,000	150,000

Total Materials		150,000

Total Rights (0.0%)† (Cost $106,500)		240,988

	Number of Warrants	Value (Note 1)
WARRANTS:
Materials (0.0%)†
Metals & Mining (0.0%)†
Ampco-Pittsburgh Corp., expiring 8/1/25* (Cost $—)	532,000	10,108

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.8%)
BlackRock Liquidity FedFund, Institutional Shares 4.22% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 day yield) (xx)	6,000,000	6,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	18,732,780	18,732,780
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.27% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		26,732,780

Total Short-Term Investments (0.8%) (Cost $26,732,780)		26,732,780

Total Investments in Securities (99.8%) (Cost $1,289,004,745)		3,556,450,047
Other Assets Less Liabilities (0.2%)		5,610,677

Net Assets (100%)		$3,562,060,724

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $57,798,391. This was collateralized by $33,015,614 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 7/15/25 - 2/15/55 and by cash of $26,732,780 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Communication Services
Media
Beasley Broadcast Group, Inc., Class A (x)*,**	21,500	298,816	30,470	(93,460)	(163,612)	17,226	89,440	—	—
Consumer Discretionary
Automobile Components
Strattec Security Corp.*	233,000	9,640,800	—	(48,155)	(615)	4,902,900	14,494,930	—	—
Hotels, Restaurants & Leisure
Biglari Holdings, Inc., Class A*	10,860	14,279,888	—	(410,131)	66,510	1,271,643	15,207,910	—	—
Canterbury Park Holding Corp.	319,000	6,702,190	—	—	—	(567,820)	6,134,370	44,660	—
Nathan’s Famous, Inc.	207,100	16,350,880	—	(94,042)	21,827	6,622,453	22,901,118	207,850	—
Household Durables
Nobility Homes, Inc.	212,000	6,840,900	134,999	—	—	(1,039,899)	5,936,000	259,125	—
Consumer Staples
Consumer Staples Distribution & Retail
Ingles Markets, Inc., Class A	465,000	29,964,600	—	—	—	(492,900)	29,471,700	153,450	—
Household Products
Oil-Dri Corp. of America	731,000	32,382,980	—	(401,329)	333,529	10,806,510	43,121,690	228,160	—
Industrials
Machinery
L B Foster Co., Class A*	550,000	14,795,000	—	—	—	(2,766,500)	12,028,500	—	—
Trading Companies & Distributors
Rush Enterprises, Inc., Class B (x)	1,057,000	57,760,840	—	(224,315)	197,118	(2,262,283)	55,471,360	380,736	—
Information Technology
Electronic Equipment, Instruments & Components
Bel Fuse, Inc., Class A (x)	76,700	8,107,200	—	(1,086,919)	822,147	(950,933)	6,891,495	9,960	—
Materials
Metals & Mining
Ampco-Pittsburgh Corp.*	970,506	2,044,020	3,698	(27,900)	450	852,430	2,872,698	—	—

Total		199,168,114	169,167	(2,386,251)	1,277,354	16,392,827	214,621,211	1,283,941	—

*	Non-income producing.
**	Not affiliated at June 30, 2025.
(x)	All or a portion of security is on loan at June 30, 2025.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$306,445,608	$3,832,580	$—	$310,278,188
Consumer Discretionary	572,095,723	19,242,189	—	591,337,912
Consumer Staples	166,280,613	7,508,859	—	173,789,472
Energy	47,505,788	—	—	47,505,788
Financials	112,383,937	2,237,329	179,360	114,800,626
Health Care	78,704,972	—	—	78,704,972
Industrials	1,594,105,637	40,045,250	—	1,634,150,887
Information Technology	150,793,047	2,169,713	—	152,962,760
Materials	165,842,387	1,381,410	—	167,223,797
Real Estate	88,916,813	979,555	—	89,896,368
Utilities	168,815,401	—	—	168,815,401
Rights
Industrials	—	—	90,988	90,988
Materials	—	150,000	—	150,000
Short-Term Investments
Investment Companies	26,732,780	—	—	26,732,780
Warrants
Materials	10,108	—	—	10,108

Total Assets	$3,478,632,814	$77,546,885	$270,348	$3,556,450,047

Total Liabilities	$—	$—	$—	$—

Total	$3,478,632,814	$77,546,885	$270,348	$3,556,450,047

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$36,747,885
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$96,814,223

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,435,985,584
Aggregate gross unrealized depreciation	(172,959,963)

Net unrealized appreciation	$2,263,025,621

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,293,424,426

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $61,532,458)	$214,531,771
Unaffiliated Issuers (Cost $1,227,472,287)	3,341,918,276
Cash	31,700,134
Foreign cash (Cost $969,895)	1,154,986
Dividends, interest and other receivables	2,256,751
Receivable for Portfolio shares sold	1,210,057
Receivable for securities sold	314,899
Securities lending income receivable	17,673
Other assets	36,691

Total assets	3,593,141,238

LIABILITIES
Payable for return of collateral on securities loaned	26,732,780
Investment management fees payable	1,970,165
Payable for Portfolio shares repurchased	1,304,459
Distribution fees payable – Class IB	637,045
Administrative fees payable	255,925
Payable for securities purchased	13,335
Accrued expenses	166,805

Total liabilities	31,080,514

Commitments and contingent liabilities^
NET ASSETS	$3,562,060,724

Net assets were comprised of:
Paid in capital	$1,176,099,608
Total distributable earnings (loss)	2,385,961,116

Net assets	$3,562,060,724

Class IB
Net asset value, offering and redemption price per share, $3,178,346,828 / 42,770,547 shares outstanding (unlimited amount authorized: $0.01 par value)	$74.31

Class K
Net asset value, offering and redemption price per share, $383,713,896 / 5,164,143 shares outstanding (unlimited amount authorized: $0.01 par value)	$74.30

(x)	Includes value of securities on loan of $57,798,391.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends ($1,283,941 of dividend income received from affiliates) (net of $198,852 foreign withholding tax)	$28,200,475
Interest	1,359,726
Securities lending (net)	100,624

Total income	29,660,825

EXPENSES
Investment management fees	11,869,846
Distribution fees – Class IB	3,826,715
Administrative fees	1,561,324
Printing and mailing expenses	124,147
Professional fees	96,781
Trustees’ fees	58,629
Custodian fees	57,667
Miscellaneous	33,631

Total expenses	17,628,740

NET INVESTMENT INCOME (LOSS)	12,032,085

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($1,277,354 realized gain (loss) from affiliates)	54,510,676
Foreign currency transactions	4,453

Net realized gain (loss)	54,515,129

Change in unrealized appreciation (depreciation) on:
Investments in securities ($16,392,827 of change in unrealized appreciation (depreciation) from affiliates)	31,162,591
Foreign currency translations	140,510

Net change in unrealized appreciation (depreciation)	31,303,101

NET REALIZED AND UNREALIZED GAIN (LOSS)	85,818,230

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$97,850,315

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,032,085	$20,747,384
Net realized gain (loss)	54,515,129	288,053,720
Net change in unrealized appreciation (depreciation)	31,303,101	87,020,350

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	97,850,315	395,821,454

Distributions to shareholders:
Class IB	—	(254,859,796)
Class K	—	(33,440,814)

Total distributions to shareholders	—	(288,300,610)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 33,343 shares, respectively ]	—	2,373,823
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (2,702,188) shares, respectively ]	—	(190,492,915)
Capital shares repurchased [ 0 and (294,583) shares, respectively ]	—	(21,065,176)

Total Class IA transactions	—	(209,184,268)

Class IB
Capital shares sold [ 775,085 and 1,429,252 shares, respectively ]	54,957,291	105,489,551
Capital shares issued in connection with share class combination (Note 1) [ 0 and 2,695,177 shares, respectively ]	—	190,492,915
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,347,311 shares, respectively ]	—	254,859,796
Capital shares repurchased [ (2,443,861) and (4,529,864) shares, respectively ]	(173,171,199)	(336,624,556)

Total Class IB transactions	(118,213,908)	214,217,706

Class K
Capital shares sold [ 84,375 and 180,354 shares, respectively ]	6,026,567	13,177,256
Capital shares issued in reinvestment of dividends and distributions [ 0 and 439,757 shares, respectively ]	—	33,440,814
Capital shares repurchased [ (568,420) and (998,879) shares, respectively ]	(40,334,856)	(73,463,095)

Total Class K transactions	(34,308,289)	(26,845,025)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(152,522,197)	(21,811,587)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(54,671,882)	85,709,257
NET ASSETS:
Beginning of period	3,616,732,606	3,531,023,349

End of period	$3,562,060,724	$3,616,732,606

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024	2023	2022		2021		2020
Net asset value, beginning of period	$72.22		$69.96	$62.33	$73.76		$63.68		$59.90

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24		0.40	0.39	0.30	(4)	0.35	(2)(3)	0.29	(1)
Net realized and unrealized gain (loss)	1.85		7.97	12.59	(8.19)		15.50		5.28

Total from investment operations	2.09		8.37	12.98	(7.89)		15.85		5.57

Less distributions:
Dividends from net investment income	—		(0.45)	(0.44)	(0.35)		(0.48)		(0.40)
Distributions from net realized gains	—		(5.66)	(4.91)	(3.19)		(5.29)		(1.39)

Total dividends and distributions	—		(6.11)	(5.35)	(3.54)		(5.77)		(1.79)

Net asset value, end of period	$74.31		$72.22	$69.96	$62.33		$73.76		$63.68

Total return (b)	2.89%		11.59%	21.04%	(10.67)%		25.15%		9.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,178,347		$3,209,374	$2,903,212	$2,542,134		$2,995,792		$2,571,252
Ratio of expenses to average net assets (a)(f)	1.05%		1.05%	1.06%	1.05%		1.05%		1.07%
Ratio of net investment income (loss) to average net assets (a)(f)	0.67%		0.54%	0.57%	0.46	%(ee)	0.47	%(dd)(ff)	0.54	%(bb)
Portfolio turnover rate^	1	%(z)	4%	5%	3%		4%		5%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024	2023	2022		2021		2020
Net asset value, beginning of period	$72.12		$69.86	$62.23	$73.64		$63.57		$59.77

Income (loss) from investment operations:
Net investment income (loss) (e)	0.32		0.59	0.55	0.47	(4)	0.53	(2)(3)	0.39	(1)
Net realized and unrealized gain (loss)	1.86		7.97	12.60	(8.17)		15.47		5.33

Total from investment operations	2.18		8.56	13.15	(7.70)		16.00		5.72

Less distributions:
Dividends from net investment income	—		(0.64)	(0.61)	(0.52)		(0.64)		(0.53)
Distributions from net realized gains	—		(5.66)	(4.91)	(3.19)		(5.29)		(1.39)

Total dividends and distributions	—		(6.30)	(5.52)	(3.71)		(5.93)		(1.92)

Net asset value, end of period	$74.30		$72.12	$69.86	$62.23		$73.64		$63.57

Total return (b)	3.02%		11.86%	21.35%	(10.45)%		25.45%		9.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$383,714		$407,358	$421,024	$403,431		$500,683		$500,755
Ratio of expenses to average net assets (a)(f)	0.80%		0.80%	0.81%	0.80%		0.80%		0.82%
Ratio of net investment income (loss) to average net assets (a)(f)	0.92%		0.80%	0.82%	0.71	%(ee)	0.72	%(dd)(ff)	0.76	%(bb)
Portfolio turnover rate^	1	%(z)	4%	5%	3%		4%		5%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.12 and $0.23 for Class IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.19 and $0.37 for Class IB and Class K, respectively.
(3)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.19 and $0.37 for Class IB and Class K, respectively.
(4)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.22 and $0.39 for Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.31% lower.
(dd)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.22% lower.
(ee)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.12% lower.
(ff).	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.22% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (80.4%)
Communication Services (8.4%)
Diversified Telecommunication Services (2.9%)
CCO Holdings LLC 5.500%, 5/1/26§	$150,000	$149,704
5.000%, 2/1/28§	225,000	222,871
6.375%, 9/1/29 (x)§	494,000	504,078
4.750%, 3/1/30§	300,000	289,659
4.750%, 2/1/32§	619,000	585,277
4.500%, 5/1/32	679,000	629,800
4.500%, 6/1/33 (x)§	748,000	680,972
4.250%, 1/15/34 (x)§	775,000	689,827
Level 3 Financing, Inc. 4.500%, 4/1/30§	452,000	409,060
6.875%, 6/30/33§	322,500	328,144
Virgin Media Finance plc 5.000%, 7/15/30 (x)§	400,000	365,492
Virgin Media Secured Finance plc 5.500%, 5/15/29§	1,175,000	1,152,687
Windstream Escrow LLC 7.750%, 8/15/28	399	5
Windstream Services LLC 8.250%, 10/1/31§	281,000	293,409
Zayo Group Holdings, Inc. 4.000%, 3/1/27§	705,000	660,937
6.125%, 3/1/28§	328,000	281,139

		7,243,061

Entertainment (1.3%)
Cinemark USA, Inc. 5.250%, 7/15/28 (x)§	1,650,000	1,641,618
7.000%, 8/1/32§	175,000	181,561
Live Nation Entertainment, Inc. 6.500%, 5/15/27§	282,000	285,877
Playtika Holding Corp. 4.250%, 3/15/29§	1,300,000	1,175,642

		3,284,698

Media (4.2%)
CSC Holdings LLC 7.500%, 4/1/28§	250,000	186,785
11.750%, 1/31/29§	524,000	497,800
4.500%, 11/15/31 (x)§	300,000	210,000
DISH Network Corp. 11.750%, 11/15/27§	725,000	743,850
Gray Media, Inc. 10.500%, 7/15/29 (x)§	149,000	159,489
4.750%, 10/15/30§	645,000	479,719
5.375%, 11/15/31§	257,000	191,560
McGraw-Hill Education, Inc. 8.000%, 8/1/29 (x)§	604,000	614,087
Neptune Bidco US, Inc. 9.290%, 4/15/29§	723,000	701,852
Nexstar Media, Inc. 5.625%, 7/15/27§	326,000	324,778
Outfront Media Capital LLC 5.000%, 8/15/27§	1,230,000	1,222,312
4.250%, 1/15/29§	850,000	812,370
4.625%, 3/15/30 (x)§	250,000	237,898
Sinclair Television Group, Inc. 5.500%, 3/1/30§	304,000	246,012
Sirius XM Radio LLC 3.125%, 9/1/26§	394,000	386,817
4.000%, 7/15/28§	475,000	456,238
4.125%, 7/1/30§	75,000	69,000
3.875%, 9/1/31 (x)§	676,000	600,714
Stagwell Global LLC 5.625%, 8/15/29§	571,000	544,471
TEGNA, Inc. 4.750%, 3/15/26§	500,000	497,190
Univision Communications, Inc. 8.500%, 7/31/31§	692,000	692,000
VZ Secured Financing BV 5.000%, 1/15/32§	526,000	466,168

		10,341,110

Total Communication Services		20,868,869

Consumer Discretionary (14.6%)
Automobile Components (1.7%)
Clarios Global LP 8.500%, 5/15/27§	344,000	345,644
6.750%, 5/15/28§	744,000	764,951
6.750%, 2/15/30§	1,040,000	1,079,011
Forvia SE 8.000%, 6/15/30 (x)§	399,000	406,980
Icahn Enterprises LP 9.750%, 1/15/29	125,000	122,004
4.375%, 2/1/29 (x)	550,000	462,220
9.000%, 6/15/30	525,000	492,187
IHO Verwaltungs GmbH 8.000%, 11/15/32 PIK§	575,000	585,781

		4,258,778

Broadline Retail (0.3%)
Getty Images, Inc. 9.750%, 3/1/27§	858,000	845,576

Distributors (0.9%)
RB Global Holdings, Inc. 6.750%, 3/15/28§	533,000	546,799
7.750%, 3/15/31§	689,000	725,087
Resideo Funding, Inc. 6.500%, 7/15/32§	274,000	280,708
Velocity Vehicle Group LLC 8.000%, 6/1/29§	214,000	213,398
Windsor Holdings III LLC 8.500%, 6/15/30§	542,000	579,940

		2,345,932

Diversified Consumer Services (1.4%)
Champions Financing, Inc. 8.750%, 2/15/29 (x)§	625,000	601,750
Matthews International Corp. 8.625%, 10/1/27 (x)§	391,000	406,847
Mavis Tire Express Services Topco Corp. 6.500%, 5/15/29§	225,000	221,114
Service Corp. International 5.750%, 10/15/32	289,000	291,483
Sotheby’s 7.375%, 10/15/27 (x)§	1,350,000	1,335,285
Wand NewCo 3, Inc. 7.625%, 1/30/32§	601,000	631,825

		3,488,304

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Hotels, Restaurants & Leisure (7.2%)
1011778 BC ULC 3.875%, 1/15/28§	$420,000	$408,983
5.625%, 9/15/29§	437,000	440,824
4.000%, 10/15/30§	700,000	652,043
Boyd Gaming Corp. 4.750%, 6/15/31§	250,000	238,763
Caesars Entertainment, Inc. 4.625%, 10/15/29 (x)§	300,000	286,509
7.000%, 2/15/30§	2,535,000	2,623,725
Carnival Corp. 7.000%, 8/15/29§	546,000	575,037
6.125%, 2/15/33§	457,000	465,569
CEC Entertainment LLC 6.750%, 5/1/26§	165,000	163,305
Churchill Downs, Inc. 5.750%, 4/1/30§	526,000	526,110
Everi Holdings, Inc. 5.000%, 7/15/29§	1,025,000	1,035,763
Flutter Treasury DAC 6.375%, 4/29/29§	249,000	255,676
Great Canadian Gaming Corp. 8.750%, 11/15/29§	463,000	452,583
Hilton Domestic Operating Co., Inc. 5.750%, 5/1/28§	172,000	172,219
3.625%, 2/15/32§	346,000	313,393
5.875%, 3/15/33§	263,000	267,931
Light & Wonder International, Inc. 7.500%, 9/1/31§	300,000	313,500
Marriott International, Inc. 5.350%, 3/15/35	382,000	383,649
NCL Corp. Ltd. 6.750%, 2/1/32 (x)§	840,000	859,454
Ontario Gaming GTA LP 8.000%, 8/1/30 (x)§	525,000	526,312
Raising Cane’s Restaurants LLC 9.375%, 5/1/29§	100,000	105,250
Rivers Enterprise Borrower LLC 6.625%, 2/1/33§	850,000	850,425
Royal Caribbean Cruises Ltd. 5.375%, 7/15/27§	371,000	373,020
6.000%, 2/1/33§	813,000	828,203
Sabre GLBL, Inc. 11.125%, 7/15/30§	245,000	255,721
Scientific Games Holdings LP 6.625%, 3/1/30§	350,000	337,110
Six Flags Entertainment Corp. 6.625%, 5/1/32 (x)§	381,000	390,898
Speedway Motorsports LLC 4.875%, 11/1/27§	400,000	397,232
Station Casinos LLC 4.500%, 2/15/28 (x)§	450,000	441,000
4.625%, 12/1/31 (x)§	1,319,000	1,235,494
Voyager Parent LLC 9.250%, 7/1/32§	1,009,000	1,048,260
Wyndham Hotels & Resorts, Inc. 4.375%, 8/15/28§	294,000	287,711
Wynn Resorts Finance LLC 5.125%, 10/1/29 (x)§	375,000	371,659

		17,883,331

Household Durables (0.4%)
Newell Brands, Inc. 8.500%, 6/1/28§	276,000	290,145
6.625%, 5/15/32	406,000	385,103
Whirlpool Corp. 6.500%, 6/15/33	229,000	229,642

		904,890

Specialty Retail (1.9%)
Cougar JV Subsidiary LLC 8.000%, 5/15/32§	169,000	180,081
eG Global Finance plc 12.000%, 11/30/28§	614,000	677,703
Global Auto Holdings Ltd. 8.375%, 1/15/29§	474,000	437,763
LBM Acquisition LLC 6.250%, 1/15/29§	458,000	397,315
LCM Investments Holdings II LLC 4.875%, 5/1/29§	302,000	293,317
8.250%, 8/1/31§	425,000	451,074
Lithia Motors, Inc. 4.375%, 1/15/31§	250,000	236,875
Upbound Group, Inc. 6.375%, 2/15/29§	750,000	737,108
Victra Holdings LLC 8.750%, 9/15/29 (x)§	850,000	892,500
White Cap Buyer LLC 6.875%, 10/15/28 (x)§	391,000	390,112

		4,693,848

Textiles, Apparel & Luxury Goods (0.8%)
Beach Acquisition Bidco LLC 10.000%, 7/15/33 PIK§	425,000	440,406
Champ Acquisition Corp. 8.375%, 12/1/31§	274,000	292,501
Crocs, Inc. 4.125%, 8/15/31 (x)§	272,000	245,151
Hanesbrands, Inc. 9.000%, 2/15/31§	464,000	491,260
S&S Holdings LLC 8.375%, 10/1/31§	515,000	491,825

		1,961,143

Total Consumer Discretionary		36,381,802

Consumer Staples (3.2%)
Beverages (0.1%)
Primo Water Holdings, Inc. 4.375%, 4/30/29§	355,000	344,347

Consumer Staples Distribution & Retail (1.0%)
Performance Food Group, Inc. 5.500%, 10/15/27§	275,000	274,312
4.250%, 8/1/29 (x)§	500,000	482,365
6.125%, 9/15/32§	577,000	591,010
United Natural Foods, Inc. 6.750%, 10/15/28§	210,000	206,587
US Foods, Inc. 4.625%, 6/1/30§	481,000	468,412
7.250%, 1/15/32§	356,000	373,498

		2,396,184

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Food Products (1.6%)
Chobani LLC 7.625%, 7/1/29§	$50,000	$52,079
Darling Ingredients, Inc. 6.000%, 6/15/30§	720,000	728,856
Fiesta Purchaser, Inc. 7.875%, 3/1/31§	244,000	258,840
9.625%, 9/15/32 (x)§	330,000	346,088
Lamb Weston Holdings, Inc. 4.375%, 1/31/32§	225,000	210,454
Post Holdings, Inc. 5.500%, 12/15/29§	118,000	117,410
4.625%, 4/15/30§	325,000	312,227
4.500%, 9/15/31§	738,000	682,746
6.250%, 2/15/32§	190,000	194,750
6.250%, 10/15/34§	324,000	325,620
Simmons Foods, Inc. 4.625%, 3/1/29§	186,000	175,835
Viking Baked Goods Acquisition Corp. 8.625%, 11/1/31§	715,000	701,179

		4,106,084

Household Products (0.2%)
Energizer Holdings, Inc. 4.750%, 6/15/28 (x)§	396,000	385,435

Personal Care Products (0.3%)
Herbalife Nutrition Ltd. 7.875%, 9/1/25§	136,000	136,061
Opal Bidco SAS 6.500%, 3/31/32§	200,000	203,754
Prestige Brands, Inc. 3.750%, 4/1/31§	310,000	285,671

		625,486

Total Consumer Staples		7,857,536

Energy (7.8%)
Energy Equipment & Services (0.8%)
Aris Water Holdings LLC 7.250%, 4/1/30 (x)§	584,000	599,844
Transocean, Inc. 8.750%, 2/15/30§	253,600	260,274
7.500%, 4/15/31	575,000	470,908
8.500%, 5/15/31 (x)§	530,000	472,866
6.800%, 3/15/38	275,000	192,500

		1,996,392

Oil, Gas & Consumable Fuels (7.0%)
Ascent Resources Utica Holdings LLC 6.625%, 10/15/32 (x)§	348,000	354,525
Blue Racer Midstream LLC 6.625%, 7/15/26§	304,000	304,128
7.250%, 7/15/32§	503,000	532,928
Buckeye Partners LP 4.500%, 3/1/28 (x)§	200,000	196,728
5.850%, 11/15/43	125,000	110,313
5.600%, 10/15/44	75,000	63,248
Chord Energy Corp. 6.750%, 3/15/33§	350,000	355,250
CNX Midstream Partners LP 4.750%, 4/15/30§	700,000	662,361
Comstock Resources, Inc. 5.875%, 1/15/30§	650,000	631,313
Crescent Energy Finance LLC 7.625%, 4/1/32§	588,000	572,565
Delek Logistics Partners LP 8.625%, 3/15/29§	645,000	666,704
7.375%, 6/30/33§	230,000	228,926
Encino Acquisition Partners Holdings LLC 8.500%, 5/1/28§	302,000	310,305
Genesis Energy LP 7.750%, 2/1/28	669,000	676,593
8.250%, 1/15/29 (x)	150,000	156,035
8.875%, 4/15/30 (x)	200,000	211,460
7.875%, 5/15/32 (x)	643,000	668,276
8.000%, 5/15/33 (x)	150,000	155,968
Harvest Midstream I LP 7.500%, 5/15/32§	300,000	317,007
Hilcorp Energy I LP 6.250%, 4/15/32§	250,000	238,670
8.375%, 11/1/33§	175,000	181,806
Kinder Morgan, Inc. 4.800%, 2/1/33	367,000	360,267
Kinetik Holdings LP 5.875%, 6/15/30§	597,000	601,870
Matador Resources Co. 6.250%, 4/15/33§	575,000	571,855
MEG Energy Corp. 5.875%, 2/1/29§	325,000	324,041
NGL Energy Operating LLC 8.375%, 2/15/32 (x)§	777,000	777,194
NuStar Logistics LP 6.000%, 6/1/26	250,000	250,437
6.375%, 10/1/30 (x)	230,000	238,264
Permian Resources Operating LLC 5.875%, 7/1/29§	252,000	252,945
6.250%, 2/1/33§	312,000	313,560
Prairie Acquiror LP 9.000%, 8/1/29§	675,000	703,067
SM Energy Co. 7.000%, 8/1/32§	350,000	344,750
Summit Midstream Holdings LLC 8.625%, 10/31/29§	933,000	951,772
Sunoco LP 7.250%, 5/1/32§	326,000	342,052
6.250%, 7/1/33§	324,000	328,050
Tallgrass Energy Partners LP 7.375%, 2/15/29§	250,000	256,530
6.000%, 9/1/31§	150,000	146,103
Venture Global LNG, Inc. 7.000%, 1/15/30 (x)§	150,000	151,500
8.375%, 6/1/31§	850,000	882,938
9.875%, 2/1/32§	450,000	486,000
Venture Global Plaquemines LNG LLC 7.750%, 5/1/35§	400,000	432,992
6.750%, 1/15/36§	300,000	300,000
Wildfire Intermediate Holdings LLC 7.500%, 10/15/29§	750,000	745,058

		17,356,354

Total Energy		19,352,746

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Financials (10.7%)
Capital Markets (0.8%)
Aretec Group, Inc. 10.000%, 8/15/30§		$231,000	$253,871
HAT Holdings I LLC 3.750%, 9/15/30 (x)§		625,000	570,171
MSCI, Inc. 3.250%, 8/15/33§		662,000	579,181
Stonex Escrow Issuer LLC 6.875%, 7/15/32§		275,000	277,766
StoneX Group, Inc. 7.875%, 3/1/31§		400,000	419,252

			2,100,241

Consumer Finance (3.3%)
Ally Financial, Inc. 6.700%, 2/14/33 (x)		925,000	962,903
Azorra Finance Ltd. 7.750%, 4/15/30§		1,075,000	1,115,984
Bread Financial Holdings, Inc. 9.750%, 3/15/29 (x)§		747,000	804,444
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.30%), 8.375%, 6/15/35 (k)§		400,000	401,000
Credit Acceptance Corp. 9.250%, 12/15/28§		800,000	846,432
Enova International, Inc. 9.125%, 8/1/29 (x)§		391,000	411,527
GGAM Finance Ltd. 8.000%, 2/15/27§		224,000	230,879
8.000%, 6/15/28§		414,000	437,884
goeasy Ltd. 6.875%, 5/15/30 (x)§		525,000	526,313
OneMain Finance Corp. 7.875%, 3/15/30		125,000	132,691
4.000%, 9/15/30		1,000,000	922,500
7.500%, 5/15/31		300,000	313,134
7.125%, 11/15/31 (x)		350,000	363,580
PROG Holdings, Inc. 6.000%, 11/15/29§		850,000	816,000

			8,285,271

Financial Services (2.6%)
Armor Holdco, Inc. 8.500%, 11/15/29§		617,000	592,246
Freedom Mortgage Corp. 12.000%, 10/1/28§		296,000	317,629
Freedom Mortgage Holdings LLC 9.250%, 2/1/29§		374,000	388,025
8.375%, 4/1/32§		243,000	244,961
Nationstar Mortgage Holdings, Inc. 5.500%, 8/15/28§		225,000	223,875
6.500%, 8/1/29§		525,000	535,931
7.125%, 2/1/32§		200,000	207,668
Rocket Cos., Inc. 6.125%, 8/1/30§		100,000	101,852
6.375%, 8/1/33§		552,000	564,254
Rocket Mortgage LLC 3.875%, 3/1/31§		725,000	670,625
Shift4 Payments LLC 6.750%, 8/15/32§		1,124,000	1,163,913
WEX, Inc. 6.500%, 3/15/33§		1,475,000	1,475,922

			6,486,901

Insurance (3.9%)
Acrisure LLC 8.250%, 2/1/29§		1,391,000	1,437,807
4.250%, 2/15/29 (x)§		275,000	263,585
7.500%, 11/6/30§		150,000	154,821
Alliant Holdings Intermediate LLC 6.750%, 10/15/27§		328,000	328,708
6.500%, 10/1/31§		1,150,000	1,172,759
AmWINS Group, Inc. 4.875%, 6/30/29§		1,175,000	1,137,283
Ardonagh Group Finance Ltd. 8.875%, 2/15/32 (x)§		1,587,000	1,663,208
AssuredPartners, Inc. 5.625%, 1/15/29§		475,000	473,936
BroadStreet Partners, Inc. 5.875%, 4/15/29§		356,000	351,550
Howden UK Refinance plc 7.250%, 2/15/31§		525,000	542,062
8.125%, 2/15/32 (x)§		500,000	519,400
HUB International Ltd. 7.250%, 6/15/30§		458,000	478,656
Panther Escrow Issuer LLC 7.125%, 6/1/31§		1,051,000	1,091,726

			9,615,501

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
Starwood Property Trust, Inc. (REIT) 6.500%, 7/1/30§		204,000	210,075

Total Financials			26,697,989

Health Care (5.4%)
Biotechnology (0.2%)
Grifols SA 3.875%, 10/15/28§	EUR	225,000	252,269
4.750%, 10/15/28§		$275,000	263,464

			515,733

Health Care Equipment & Supplies (0.7%)
Medline Borrower LP 5.250%, 10/1/29 (x)§		644,000	639,035
Neogen Food Safety Corp. 8.625%, 7/20/30§		785,000	811,847
Varex Imaging Corp. 7.875%, 10/15/27§		313,000	316,258

			1,767,140

Health Care Providers & Services (3.2%)
Acadia Healthcare Co., Inc. 5.500%, 7/1/28§		300,000	297,021
5.000%, 4/15/29§		250,000	242,190
AdaptHealth LLC 5.125%, 3/1/30 (x)§		298,000	282,328
Concentra Health Services, Inc. 6.875%, 7/15/32§		175,000	181,125
DaVita, Inc. 4.625%, 6/1/30§		525,000	501,375
3.750%, 2/15/31§		150,000	136,416
6.875%, 9/1/32 (x)§		125,000	129,176
6.750%, 7/15/33 (x)§		425,000	438,290

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
HealthEquity, Inc. 4.500%, 10/1/29§	$601,000	$582,922
Heartland Dental LLC 10.500%, 4/30/28§	657,000	693,436
LifePoint Health, Inc. 9.875%, 8/15/30§	200,000	216,094
11.000%, 10/15/30§	225,000	248,062
10.000%, 6/1/32 (x)§	775,000	794,313
Select Medical Corp. 6.250%, 12/1/32§	250,000	251,657
Star Parent, Inc. 9.000%, 10/1/30§	383,000	403,146
Surgery Center Holdings, Inc. 7.250%, 4/15/32 (x)§	557,000	567,811
Tenet Healthcare Corp. 6.250%, 2/1/27	490,000	490,255
6.125%, 10/1/28	700,000	698,250
US Acute Care Solutions LLC 9.750%, 5/15/29§	716,000	736,585

		7,890,452

Health Care Technology (0.8%)
IQVIA, Inc. 5.000%, 5/15/27§	200,000	198,750
5.700%, 5/15/28	500,000	511,789
6.250%, 2/1/29	648,000	675,989
6.250%, 6/1/32§	591,000	606,821

		1,993,349

Life Sciences Tools & Services (0.1%)
Charles River Laboratories International, Inc. 4.000%, 3/15/31§	400,000	366,120

Pharmaceuticals (0.4%)
1261229 BC Ltd. 10.000%, 4/15/32§	400,000	403,444
Cheplapharm Arzneimittel GmbH 5.500%, 1/15/28§	600,000	577,500

		980,944

Total Health Care		13,513,738

Industrials (11.7%)
Aerospace & Defense (1.1%)
Goat Holdco LLC 6.750%, 2/1/32§	284,000	288,697
Rolls-Royce plc 5.750%, 10/15/27§	452,000	464,124
TransDigm, Inc. 7.125%, 12/1/31§	425,000	444,125
6.375%, 5/31/33§	1,400,000	1,401,512

		2,598,458

Building Products (1.3%)
Advanced Drainage Systems, Inc. 6.375%, 6/15/30§	269,000	275,055
AmeriTex HoldCo Intermediate LLC 10.250%, 10/15/28 (x)§	576,000	610,733
Camelot Return Merger Sub, Inc. 8.750%, 8/1/28§	434,000	398,737
EMRLD Borrower LP 6.625%, 12/15/30§	594,000	606,034
New Enterprise Stone & Lime Co., Inc. 5.250%, 7/15/28§	239,000	238,890
Quikrete Holdings, Inc. 6.750%, 3/1/33§	125,000	128,950
Smyrna Ready Mix Concrete LLC 6.000%, 11/1/28§	625,000	621,269
Standard Industries, Inc. 4.375%, 7/15/30§	332,000	314,155

		3,193,823

Commercial Services & Supplies (3.3%)
ACCO Brands Corp. 4.250%, 3/15/29§	246,000	216,173
ADT Security Corp. (The) 4.875%, 7/15/32§	363,000	346,839
Allied Universal Holdco LLC 6.000%, 6/1/29§	151,000	146,848
6.875%, 6/15/30§	482,000	488,685
7.875%, 2/15/31§	408,000	424,830
Aramark Services, Inc. 5.000%, 2/1/28§	390,000	387,644
Clarivate Science Holdings Corp. 3.875%, 7/1/28§	275,000	262,625
4.875%, 7/1/29§	610,000	572,430
Clean Harbors, Inc. 6.375%, 2/1/31§	50,000	51,130
Garda World Security Corp. 6.000%, 6/1/29§	310,000	302,405
8.250%, 8/1/32§	169,000	173,021
8.375%, 11/15/32§	695,000	714,404
Madison IAQ LLC 5.875%, 6/30/29 (x)§	801,000	786,141
Raven Acquisition Holdings LLC 6.875%, 11/15/31§	529,000	527,514
Reworld Holding Corp. 4.875%, 12/1/29§	375,000	355,552
5.000%, 9/1/30	250,000	236,383
Veritiv Operating Co. 10.500%, 11/30/30§	626,000	677,745
Waste Pro USA, Inc. 7.000%, 2/1/33§	981,000	1,019,043
Williams Scotsman, Inc. 7.375%, 10/1/31§	558,000	585,342

		8,274,754

Construction & Engineering (0.7%)
Arcosa, Inc. 6.875%, 8/15/32§	307,000	318,129
Brand Industrial Services, Inc. 10.375%, 8/1/30§	400,000	370,232
Dycom Industries, Inc. 4.500%, 4/15/29§	383,000	371,456
Pike Corp. 8.625%, 1/31/31§	262,000	285,119
Weekley Homes LLC 4.875%, 9/15/28 (x)§	242,000	233,656

		1,578,592

Electrical Equipment (0.1%)
EnerSys 6.625%, 1/15/32§	267,000	272,967

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Ground Transportation (1.3%)
Beacon Mobility Corp. 7.250%, 8/1/30§	$139,000	$141,868
EquipmentShare.com, Inc. 9.000%, 5/15/28§	321,000	338,273
8.625%, 5/15/32§	450,000	480,559
8.000%, 3/15/33§	150,000	157,125
Genesee & Wyoming, Inc. 6.250%, 4/15/32§	230,000	234,195
NESCO Holdings II, Inc. 5.500%, 4/15/29§	564,000	549,246
RXO, Inc. 7.500%, 11/15/27§	316,000	324,229
Star Leasing Co. LLC 7.625%, 2/15/30§	208,000	206,180
Watco Cos. LLC 7.125%, 8/1/32§	434,000	453,048
XPO, Inc. 7.125%, 6/1/31§	368,000	384,225

		3,268,948

Machinery (1.1%)
ATS Corp. 4.125%, 12/15/28 (x)§	468,000	447,525
Chart Industries, Inc. 7.500%, 1/1/30§	832,000	868,400
Enpro, Inc. 6.125%, 6/1/33§	225,000	230,083
Hillenbrand, Inc. 6.250%, 2/15/29	394,000	400,678
3.750%, 3/1/31	130,000	116,480
Husky Injection Molding Systems Ltd. 9.000%, 2/15/29 (x)§	344,000	358,217
Terex Corp. 6.250%, 10/15/32§	351,000	351,660

		2,773,043

Passenger Airlines (0.4%)
American Airlines, Inc. 5.750%, 4/20/29§	325,000	324,344
VistaJet Malta Finance plc 9.500%, 6/1/28§	475,000	488,062
6.375%, 2/1/30 (x)§	225,000	210,363

		1,022,769

Professional Services (0.9%)
AMN Healthcare, Inc. 4.625%, 10/1/27 (x)§	275,000	267,619
CACI International, Inc. 6.375%, 6/15/33§	300,000	309,294
VT Topco, Inc. 8.500%, 8/15/30§	1,564,000	1,662,595

		2,239,508

Trading Companies & Distributors (1.5%)
Fortress Transportation and Infrastructure Investors LLC 7.000%, 5/1/31§	450,000	464,063
7.000%, 6/15/32 (x)§	275,000	284,064
Herc Holdings, Inc. 7.000%, 6/15/30§	400,000	417,908
7.250%, 6/15/33§	150,000	157,155
QXO Building Products, Inc. 6.750%, 4/30/32§	235,000	241,463
United Rentals North America, Inc. 6.000%, 12/15/29§	408,000	417,690
6.125%, 3/15/34§	242,000	249,763
WESCO Distribution, Inc. 7.250%, 6/15/28§	532,000	538,650
6.625%, 3/15/32§	569,000	588,875
6.375%, 3/15/33§	415,000	428,085

		3,787,716

Total Industrials		29,010,578

Information Technology (8.3%)
Communications Equipment (0.3%)
CommScope LLC 8.250%, 3/1/27§	314,000	311,701
4.750%, 9/1/29 (x)§	364,000	355,395

		667,096

Electronic Equipment, Instruments & Components (0.1%)
Zebra Technologies Corp. 6.500%, 6/1/32§	261,000	268,394

IT Services (1.1%)
Ahead DB Holdings LLC 6.625%, 5/1/28 (x)§	640,000	640,583
ASGN, Inc. 4.625%, 5/15/28§	575,000	559,682
Cablevision Lightpath LLC 3.875%, 9/15/27 (x)§	250,000	241,150
Fortress Intermediate 3, Inc. 7.500%, 6/1/31§	280,000	293,412
ION Trading Technologies Sarl 5.750%, 5/15/28§	600,000	579,492
Unisys Corp. 10.625%, 1/15/31§	504,000	519,911

		2,834,230

Software (6.6%)
AthenaHealth Group, Inc. 6.500%, 2/15/30§	1,502,000	1,471,960
Camelot Finance SA 4.500%, 11/1/26§	100,000	98,104
Capstone Borrower, Inc. 8.000%, 6/15/30§	1,729,000	1,805,481
Central Parent LLC 8.000%, 6/15/29§	1,150,000	951,625
Central Parent, Inc. 7.250%, 6/15/29§	511,000	416,583
Cloud Software Group, Inc. 6.500%, 3/31/29§	234,000	235,334
9.000%, 9/30/29§	898,000	926,978
Dye & Durham Ltd. 8.625%, 4/15/29 (x)§	1,025,000	1,073,021
Ellucian Holdings, Inc. 6.500%, 12/1/29§	444,000	454,114
Gen Digital, Inc. 7.125%, 9/30/30§	847,000	878,763
6.250%, 4/1/33§	410,000	421,398
Helios Software Holdings, Inc. 4.625%, 5/1/28§	272,000	257,380
8.750%, 5/1/29§	300,000	307,500

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
McAfee Corp. 7.375%, 2/15/30§	$762,000	$719,557
NCR Voyix Corp. 5.000%, 10/1/28§	349,000	344,041
5.125%, 4/15/29§	178,000	175,287
Open Text Corp. 6.900%, 12/1/27§	380,000	393,387
3.875%, 12/1/29§	75,000	70,653
Open Text Holdings, Inc. 4.125%, 12/1/31§	492,000	452,794
RingCentral, Inc. 8.500%, 8/15/30§	75,000	80,174
Rocket Software, Inc. 9.000%, 11/28/28§	258,000	265,513
6.500%, 2/15/29§	342,000	332,102
SS&C Technologies, Inc. 5.500%, 9/30/27§	662,000	661,663
6.500%, 6/1/32§	1,067,000	1,107,407
UKG, Inc. 6.875%, 2/1/31§	762,000	787,786
ZoomInfo Technologies LLC 3.875%, 2/1/29§	2,013,000	1,893,226

		16,581,831

Technology Hardware, Storage & Peripherals (0.2%)
Dell International LLC 4.850%, 2/1/35	422,000	406,811

Total Information Technology		20,758,362

Materials (8.3%)
Chemicals (3.0%)
Avient Corp. 7.125%, 8/1/30§	339,000	350,383
Axalta Coating Systems LLC 4.750%, 6/15/27§	350,000	346,860
Celanese US Holdings LLC 6.750%, 4/15/33 (x)	640,000	644,000
7.200%, 11/15/33 (e)(x)	110,000	116,401
HB Fuller Co. 4.250%, 10/15/28	372,000	359,017
Illuminate Buyer LLC 9.000%, 7/1/28§	1,026,000	1,031,038
INEOS Quattro Finance 2 plc 9.625%, 3/15/29 (x)§	600,000	605,880
Maxam Prill Sarl 7.750%, 7/15/30§	286,000	286,507
Minerals Technologies, Inc. 5.000%, 7/1/28§	720,000	705,600
NOVA Chemicals Corp. 8.500%, 11/15/28§	545,000	574,730
9.000%, 2/15/30§	116,000	124,933
7.000%, 12/1/31§	177,000	185,629
Nufarm Australia Ltd. 5.000%, 1/27/30§	582,000	538,635
Olympus Water US Holding Corp. 4.250%, 10/1/28§	246,000	233,491
6.250%, 10/1/29 (x)§	200,000	190,676
7.250%, 6/15/31§	370,000	377,437
WR Grace Holdings LLC 5.625%, 8/15/29§	977,000	882,544

		7,553,761

Containers & Packaging (3.1%)
Ardagh Metal Packaging Finance USA LLC 4.000%, 9/1/29§	1,434,000	1,309,285
Ardagh Packaging Finance plc 4.125%, 8/15/26 (x)§	400,000	374,000
Clydesdale Acquisition Holdings, Inc. 8.750%, 4/15/30§	796,000	813,910
6.750%, 4/15/32§	236,000	241,086
Graphic Packaging International LLC 6.375%, 7/15/32§	230,000	234,890
LABL, Inc. 10.500%, 7/15/27§	197,000	188,628
5.875%, 11/1/28§	500,000	437,500
8.625%, 10/1/31§	394,000	336,870
Mauser Packaging Solutions Holding Co. 7.875%, 4/15/27§	366,000	372,324
9.250%, 4/15/27§	1,150,000	1,141,375
Owens-Brockway Glass Container, Inc. 6.625%, 5/13/27§	413,000	413,285
7.250%, 5/15/31 (x)§	258,000	264,450
Sealed Air Corp. 6.125%, 2/1/28§	182,000	184,537
7.250%, 2/15/31§	350,000	367,500
Toucan FinCo Ltd. 9.500%, 5/15/30§	298,000	304,705
Trivium Packaging Finance BV 8.250%, 7/15/30§	400,000	421,500
12.250%, 1/15/31 (x)§	226,000	241,594

		7,647,439

Metals & Mining (1.7%)
Arsenal AIC Parent LLC 8.000%, 10/1/30 (x)§	400,000	427,000
11.500%, 10/1/31§	650,000	727,714
Constellium SE 3.750%, 4/15/29 (x)§	75,000	70,447
6.375%, 8/15/32 (x)§	550,000	558,442
Kaiser Aluminum Corp. 4.500%, 6/1/31 (x)§	338,000	315,243
Novelis Corp. 4.750%, 1/30/30§	800,000	765,600
6.875%, 1/30/30§	221,000	228,691
3.875%, 8/15/31 (x)§	75,000	67,252
SunCoke Energy, Inc. 4.875%, 6/30/29§	1,250,000	1,159,000

		4,319,389

Paper & Forest Products (0.5%)
Magnera Corp. 4.750%, 11/15/29§	250,000	220,558
7.250%, 11/15/31 (x)§	1,108,000	1,042,783

		1,263,341

Total Materials		20,783,930

Real Estate (1.8%)
Diversified REITs (0.1%)
VICI Properties LP (REIT) 4.250%, 12/1/26§	290,000	288,147

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Health Care REITs (0.7%)
MPT Operating Partnership LP (REIT) 0.993%, 10/15/26	EUR	500,000	$541,904
5.000%, 10/15/27 (x)		$575,000	530,438
3.500%, 3/15/31		300,000	211,938
8.500%, 2/15/32§		375,000	391,987

			1,676,267

Hotel & Resort REITs (0.6%)
Park Intermediate Holdings LLC (REIT) 5.875%, 10/1/28§		356,000	355,274
Pebblebrook Hotel LP (REIT) 6.375%, 10/15/29§		232,000	232,896
RHP Hotel Properties LP (REIT) 6.500%, 6/15/33§		350,000	358,911
Service Properties Trust (REIT) 8.625%, 11/15/31§		450,000	483,052

			1,430,133

Real Estate Management & Development (0.3%)
Cushman & Wakefield US Borrower LLC 6.750%, 5/15/28§		446,000	449,046
Greystar Real Estate Partners LLC 7.750%, 9/1/30§		324,000	343,835

			792,881

Specialized REITs (0.1%)
Iron Mountain, Inc. (REIT) 5.000%, 7/15/28§		381,000	378,017

Total Real Estate			4,565,445

Utilities (0.2%)
Gas Utilities (0.1%)
Suburban Propane Partners LP 5.000%, 6/1/31§		250,000	236,405

Independent Power and Renewable Electricity Producers (0.1%)
Lightning Power LLC 7.250%, 8/15/32§		350,000	367,063

Total Utilities			603,468

Total Corporate Bonds			200,394,463

Loan Participations (5.6%)
Communication Services (0.0%)†
Media (0.0%)†
Loyalty Ventures, Inc., 1st Lien Term Loan B (US Prime Rate + 5.50%), 13.000%, 11/3/26 (k)		305,297	21,371

Total Communication Services			21,371

Consumer Discretionary (0.9%)
Automobile Components (0.5%)
Clarios Global LP, 1st Lien Term Loan (CME Term SOFR 1 Month + 2.50%), 6.827%, 5/6/30 (k)		224,436	223,033
First Brands Group LLC, 1st Lien Incremental Term Loan (CME Term SOFR 3 Month + 5.00%), 9.541%, 3/30/27 (k)		146,998	138,692
First Brands Group LLC, 1st Lien Term Loan (CME Term SOFR 3 Month + 5.00%), 9.541%, 3/30/27 (k)		603,465	569,143
First Brands Group LLC, 2nd Lien Term Loan (CME Term SOFR 3 Month + 8.50%), 13.041%, 3/30/28 (k)		300,000	267,000

			1,197,868

Diversified Consumer Services (0.3%)
Champions Financing, Inc., 1st Lien Initial Term Loan (CME Term SOFR 3 Month + 4.75%), 9.080%, 2/6/29 (k)		572,111	533,851
Mavis Tire Express Services Topco Corp., 1st Lien Incremental Term Loan (CME Term SOFR 3 Month + 3.00%), 7.333%, 5/4/28 (k)		149,625	149,438

			683,289

Specialty Retail (0.1%)
Victra Holdings LLC, 1st Lien Incremental Term Loan (CME Term SOFR 3 Month + 4.25%), 8.546%, 3/30/29 (k)		240,703	240,402

Textiles, Apparel & Luxury Goods (0.0%)†
Varsity Brands, Inc., 1st Lien Term Loan B (CME Term SOFR 3 Month + 3.50%), 7.830%, 8/26/31 (k)		99,750	99,584

Total Consumer Discretionary			2,221,143

Consumer Staples (0.1%)
Beverages (0.1%)
Arterra Wines Canada, Inc., 1st Lien Initial Term Loan B1 (CME Term SOFR 3 Month + 3.50%), 8.057%, 11/25/27 (k)		299,216	295,101

Total Consumer Staples			295,101

Financials (1.7%)
Capital Markets (0.7%)
Nexus Buyer LLC, 1st Lien Initial Term Loan (CME Term SOFR 1 Month + 3.50%), 7.827%, 7/31/31 (k)		274,313	274,941

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Nexus Buyer LLC, 2nd Lien Initial Term Loan (CME Term SOFR 1 Month + 6.25%), 10.677%, 11/1/29 (k)	$1,460,000	$1,447,834

		1,722,775

Financial Services (0.1%)
Jump Financial LLC, 1st Lien Term Loan B (CME Term SOFR 3 Month + 4.25%), 8.546%, 2/26/32 (k)	224,438	224,438

Insurance (0.9%)
Acrisure LLC, 1st Lien Term Loan B6 (CME Term SOFR 1 Month + 3.00%), 7.327%, 11/6/30 (k)	199,499	198,750
Asurion LLC, 2nd Lien Term Loan B3 (CME Term SOFR 1 Month + 5.25%), 9.691%, 1/31/28 (k)	1,050,000	1,001,875
Asurion LLC, 2nd Lien Term Loan B4 (CME Term SOFR 1 Month + 5.25%), 9.691%, 1/19/29 (k)	800,000	740,429
Truist Insurance Holdings LLC, 2nd Lien Initial Term Loan (CME Term SOFR 3 Month + 4.75%), 9.049%, 5/6/32 (k)	355,263	359,371

		2,300,425

Total Financials		4,247,638

Health Care (0.2%)
Health Care Providers & Services (0.2%)
EyeCare Partners LLC, 1st Lien Term Loan B (CME Term SOFR 6 Month + 1.00%), 5.227%, 11/30/28 PIK (k)	175,792	136,306
EyeCare Partners LLC, 1st Lien Term Loan C (CME Term SOFR 3 Month + 6.75%), 11.019%, 11/30/28 PIK (k)	72,322	18,080
Sound Inpatient Physicians, Inc., 1st Lien Term Loan C (CME Term SOFR 3 Month + 6.75%), 11.307%, 6/28/29 PIK (k)	269,544	215,636

Total Health Care		370,022

Industrials (0.2%)
Building Products (0.1%)
Eco Material Technologies, Inc., 1st Lien Initial Term Loan (CME Term SOFR 6 Month + 3.25%), 7.467%, 2/12/32 (k)	300,000	301,500

Construction & Engineering (0.1%)
Tecta America Corp., 1st Lien Term Loan (CME Term SOFR 1 Month + 3.00%), 7.327%, 2/18/32 (k)	300,000	300,300

Total Industrials		601,800

Information Technology (2.5%)
IT Services (0.3%)
Kaseya, Inc., 1st Lien Initial Term Loan (CME Term SOFR 1 Month + 3.25%), 7.577%, 3/5/32 (k)	174,563	175,217
Kaseya, Inc., 2nd Lien Initial Term Loan (CME Term SOFR 1 Month + 5.00%), 9.327%, 3/22/32 (k)	525,000	525,219

		700,436

Software (2.2%)
Applied Systems, Inc., 2nd Lien Term Loan (CME Term SOFR 3 Month + 4.50%), 8.796%, 2/23/32 (k)	975,000	997,852
Ascend Learning LLC, 1st Lien Initial Term Loan (CME Term SOFR 1 Month + 3.00%), 7.327%, 12/11/28 (k)	847,875	847,433
Ascend Learning LLC, 2nd Lien Initial Term Loan (CME Term SOFR 1 Month + 5.75%), 10.177%, 12/10/29 (k)	172,020	171,877
AthenaHealth Group, Inc., 1st Lien Initial Term Loan (CME Term SOFR 1 Month + 2.75%), 7.077%, 2/15/29 (k)	299,250	298,277
Cast & Crew LLC, 1st Lien Incremental Term Loan (CME Term SOFR 1 Month + 3.75%), 8.077%, 12/29/28 (k)	618,724	583,147
Ellucian Holdings, Inc., 2nd Lien Initial Term Loan (CME Term SOFR 1 Month + 4.75%), 9.077%, 11/15/32 (k)	350,000	357,000
Leia Finco U.S. LLC, 1st Lien Initial Term Loan (CME Term SOFR 3 Month + 3.25%), 7.458%, 10/9/31 (k)	498,750	498,750
Leia Finco U.S. LLC, 2nd Lien Initial Term Loan (CME Term SOFR 3 Month + 5.25%), 9.458%, 10/11/32 (k)	875,000	864,063

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Modena Buyer LLC, 1st Lien Initial Term Loan (CME Term SOFR 3 Month + 4.50%), 8.780%, 7/1/31 (k)	$572,125	$551,147
Planview Parent, Inc., 1st Lien Incremental Term Loan B (CME Term SOFR 3 Month + 3.50%), 7.796%, 12/17/27 (k)	124,686	120,945
Proofpoint, Inc., 1st Lien Term Loan (CME Term SOFR 12 Month + 3.00%), 6.785%, 8/31/28 (k)	125,000	125,014

		5,415,505

Total Information Technology		6,115,941

Total Loan Participations		13,873,016

Total Long-Term Debt Securities (86.0%) (Cost $213,027,781)		214,267,479

	Number of Shares	Value (Note 1)
COMMON STOCK:
Health Care (0.0%)†
Health Care Providers & Services (0.0%)†
Sound Inpatient Physicians, Inc., Class A (r)*	377,134	48,865
Sound Inpatient Physicians, Inc., Class A2 (r)*	16,883	12,662

Total Common Stocks (0.0%)† (Cost $–)		61,527

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (8.9%)
iShares Broad USD High Yield Corporate Bond ETF (x)	256,750	9,630,693
iShares iBoxx $ High Yield Corporate Bond ETF (x)	37,700	3,040,505
SPDR Bloomberg High Yield Bond ETF (x)	32,634	3,174,309
SPDR Portfolio High Yield Bond ETF	262,030	6,236,314

Total Exchange Traded Funds (8.9%) (Cost $23,747,387)		22,081,821

SHORT-TERM INVESTMENTS:
Investment Companies (8.5%)
Allspring Government Money Market Fund, Select Shares 4.26% (7 day yield) (xx)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	10,216,725	10,216,725
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	1,725,430	1,725,775
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.23% (7 day yield) (xx)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.27% (7 day yield) (xx)	1,000,000	1,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 4.24% (7 day yield) (xx)	2,150,417	2,150,417

Total Investment Companies		21,092,917

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (1.9%)
U.S. Treasury Bills 0.00%, 7/1/25 (p)	$4,100,000	4,100,000
3.88%, 7/15/25 (p)	700,000	698,871

Total U.S. Treasury Obligations		4,798,871

Total Short-Term Investments (10.4%) (Cost $25,891,678)		25,891,788

Total Investments in Securities (105.3%) (Cost $262,666,846)		262,302,615
Other Assets Less Liabilities (-5.3%)		(13,199,278)

Net Assets (100%)		$249,103,337

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, the market value of these securities amounted to $185,208,960 or 74.4% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2025. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2025.
(p)	Yield to maturity.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $28,446,795. This was collateralized by $9,638,219 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 7/15/25 - 2/15/55 and by cash of $19,367,142 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CME	— Chicago Mercantile Exchange
EUR	— European Currency Unit
PIK	— Payment-in Kind Security
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	760,675	EUR	679,000	JPMorgan Chase Bank	8/20/2025	(41,874)

Net unrealized depreciation						(41,874)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Health Care	$—	$—	$61,527	$61,527
Corporate Bonds
Communication Services	—	20,868,869	—	20,868,869
Consumer Discretionary	—	36,381,802	—	36,381,802
Consumer Staples	—	7,857,536	—	7,857,536
Energy	—	19,352,746	—	19,352,746
Financials	—	26,697,989	—	26,697,989
Health Care	—	13,513,738	—	13,513,738
Industrials	—	29,010,578	—	29,010,578
Information Technology	—	20,758,362	—	20,758,362
Materials	—	20,783,930	—	20,783,930
Real Estate	—	4,565,445	—	4,565,445
Utilities	—	603,468	—	603,468
Exchange Traded Funds	22,081,821	—	—	22,081,821
Loan Participations
Communication Services	—	21,371	—	21,371
Consumer Discretionary	—	2,221,143	—	2,221,143
Consumer Staples	—	295,101	—	295,101
Financials	—	4,247,638	—	4,247,638
Health Care	—	370,022	—	370,022
Industrials	—	601,800	—	601,800
Information Technology	—	6,115,941	—	6,115,941
Short-Term Investments
Investment Companies	21,092,917	—	—	21,092,917
U.S. Treasury Obligations	—	4,798,871	—	4,798,871

Total Assets	$43,174,738	$219,066,350	$61,527	$262,302,615

Liabilities:
Forward Currency Contracts	$—	$(41,874)	$—	$(41,874)

Total Liabilities	$—	$(41,874)	$—	$(41,874)

Total	$43,174,738	$219,024,476	$61,527	$262,260,741

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	$(41,874)

Total		$(41,874)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(45,483)	$(45,483)

Total	$(45,483)	$(45,483)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(57,520)	$(57,520)

Total	$(57,520)	$(57,520)

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$31,000
Average settlement value sold — in USD	717,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2025:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
JPMorgan Chase	$41,874	$—	$—	$41,874

Total	$41,874	$—	$—	$41,874

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$50,886,035
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$55,115,386

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,871,994
Aggregate gross unrealized depreciation	(5,646,859)

Net unrealized depreciation	$(774,865)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$263,035,606

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $262,666,846)	$262,302,615
Cash	5,195,927
Foreign cash (Cost $3,854)	3,830
Dividends, interest and other receivables	3,531,676
Receivable for securities sold	320,268
Receivable for Portfolio shares sold	274,153
Securities lending income receivable	9,839
Other assets	2,702

Total assets	271,641,010

LIABILITIES
Payable for return of collateral on securities loaned	19,367,142
Payable for securities purchased	2,672,079
Payable for Portfolio shares repurchased	239,388
Investment management fees payable	104,921
Unrealized depreciation on forward foreign currency contracts	41,874
Administrative fees payable	24,214
Distribution fees payable – Class IB	17,170
Accrued expenses	70,885

Total liabilities	22,537,673

Commitments and contingent liabilities^
NET ASSETS	$249,103,337

Net assets were comprised of:
Paid in capital	$266,691,584
Total distributable earnings (loss)	(17,588,247)

Net assets	$249,103,337

Class IB
Net asset value, offering and redemption price per share, $84,978,400 / 9,193,788 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.24

Class K
Net asset value, offering and redemption price per share, $164,124,937 / 17,737,819 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.25

(x)	Includes value of securities on loan of $28,446,795.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest	$7,826,082
Dividends	659,050
Securities lending (net)	86,257

Total income	8,571,389

EXPENSES
Investment management fees	734,683
Administrative fees	152,591
Distribution fees – Class IB	100,319
Custodian fees	47,339
Professional fees	39,535
Printing and mailing expenses	13,534
Trustees’ fees	4,042
Miscellaneous	32,214

Gross expenses	1,124,257
Less: Waiver from investment manager	(105,340)

Net expenses	1,018,917

NET INVESTMENT INCOME (LOSS)	7,552,472

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(1,113,020)
Forward foreign currency contracts	(45,483)
Foreign currency transactions	14,279

Net realized gain (loss)	(1,144,224)

Change in unrealized appreciation (depreciation) on:
Investments in securities	4,894,659
Forward foreign currency contracts	(57,520)
Foreign currency translations	771

Net change in unrealized appreciation (depreciation)	4,837,910

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,693,686

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,246,158

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,552,472	$15,055,430
Net realized gain (loss)	(1,144,224)	(1,526,174)
Net change in unrealized appreciation (depreciation)	4,837,910	4,709,881

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,246,158	18,239,137

Distributions to shareholders:
Class IB	—	(4,567,868)
Class K	—	(10,541,458)

Total distributions to shareholders	—	(15,109,326)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,520,049 and 2,569,702 shares, respectively ]	13,644,624	23,263,065
Capital shares issued in reinvestment of dividends [ 0 and 513,974 shares, respectively ]	—	4,567,868
Capital shares repurchased [ (1,181,721) and (1,421,792) shares, respectively ]	(10,576,107)	(12,820,906)

Total Class IB transactions	3,068,517	15,010,027

Class K
Capital shares sold [ 372,395 and 1,250,821 shares, respectively ]	3,360,446	11,118,033
Capital shares issued in reinvestment of dividends [ 0 and 1,186,482 shares, respectively ]	—	10,541,458
Capital shares repurchased [ (2,031,837) and (2,507,161) shares, respectively ]	(18,094,987)	(22,777,627)

Total Class K transactions	(14,734,541)	(1,118,136)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(11,666,024)	13,891,891

TOTAL INCREASE (DECREASE) IN NET ASSETS	(419,866)	17,021,702
NET ASSETS:
Beginning of period	249,523,203	232,501,501

End of period	$249,103,337	$249,523,203

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.83		$8.72	$8.24	$9.70	$9.75	$9.60

Income (loss) from investment operations:
Net investment income (loss) (e)	0.27		0.54	0.52	0.46	0.43	0.46
Net realized and unrealized gain (loss)	0.14		0.12	0.50	(1.45)	(0.05)	0.16

Total from investment operations	0.41		0.66	1.02	(0.99)	0.38	0.62

Less distributions:
Dividends from net investment income	—		(0.55)	(0.54)	(0.47)	(0.43)	(0.47)

Net asset value, end of period	$9.24		$8.83	$8.72	$8.24	$9.70	$9.75

Total return (b)	4.64%		7.56%	12.39%	(10.30)%	3.95%	6.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$84,978		$78,220	$62,748	$51,671	$57,218	$46,783
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%
Before waivers (a)(f)	1.09%		1.07%	1.07%	1.06%	1.04%	1.08%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	6.00%		6.02%	5.98%	5.14%	4.31%	4.79%
Before waivers (a)(f)	5.91%		5.94%	5.91%	5.08%	4.26%	4.71%
Portfolio turnover rate^	22	%(z)	39%	26%	26%	53%	67%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.83		$8.72	$8.24	$9.69	$9.74	$9.59

Income (loss) from investment operations:
Net investment income (loss) (e)	0.28		0.57	0.54	0.48	0.45	0.48
Net realized and unrealized gain (loss)	0.14		0.12	0.50	(1.44)	(0.05)	0.16

Total from investment operations	0.42		0.69	1.04	(0.96)	0.40	0.64

Less distributions:
Dividends from net investment income	—		(0.58)	(0.56)	(0.49)	(0.45)	(0.49)

Net asset value, end of period	$9.25		$8.83	$8.72	$8.24	$9.69	$9.74

Total return (b)	4.76%		7.83%	12.66%	(9.99)%	4.19%	6.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$164,125		$171,303	$169,753	$157,636	$186,707	$171,719
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%		0.75%	0.75%	0.75%	0.75%	0.75%
Before waivers (a)(f)	0.84%		0.82%	0.82%	0.81%	0.79%	0.83%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	6.25%		6.26%	6.22%	5.38%	4.56%	5.04%
Before waivers (a)(f)	6.16%		6.19%	6.15%	5.32%	4.51%	4.96%
Portfolio turnover rate^	22	%(z)	39%	26%	26%	53%	67%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.4%)
Diversified Telecommunication Services (0.3%)
Anterix, Inc.*	2,713	$69,589
ATN International, Inc.	2,016	32,760
Bandwidth, Inc., Class A*	5,630	89,517
IDT Corp., Class B	3,412	233,108

		424,974

Entertainment (1.0%)
Cineverse Corp., Class A*	2,642	12,629
CuriosityStream, Inc.	6,684	37,631
Eventbrite, Inc., Class A*	15,492	40,744
Gaia, Inc., Class A*	3,498	15,356
Golden Matrix Group, Inc. (x)*	2,846	4,838
IMAX Corp. (x)*	45,472	1,271,397
LiveOne, Inc.*	804	607
Marcus Corp. (The)	4,980	83,963
Mega Matrix, Inc. (x)*	701	813
Playstudios, Inc.*	18,504	24,240
PodcastOne, Inc.*	1,197	2,909
Reading International, Inc., Class A*	508	681
Reservoir Media, Inc.*	4,180	32,060
Skillz, Inc., Class A*	2,485	16,948
Starz Entertainment Corp.	2,645	42,505

		1,587,321

Interactive Media & Services (2.0%)
Angi, Inc., Class A*	9,077	138,515
Arena Group Holdings, Inc. (The)*	2,424	15,029
BuzzFeed, Inc., Class A*	4,146	8,292
DHI Group, Inc.*	8,543	25,373
EverQuote, Inc., Class A*	5,735	138,672
fuboTV, Inc. (x)*	69,885	269,756
Giftify, Inc.*	3,350	5,025
Grindr, Inc.*	95,289	2,163,060
IZEA Worldwide, Inc.*	3,163	7,971
MediaAlpha, Inc., Class A*	6,978	76,409
Nextdoor Holdings, Inc.*	44,212	73,392
PSQ Holdings, Inc.*	6,276	12,866
QuinStreet, Inc.*	11,415	183,782
Teads Holding Co. (x)*	7,732	19,175
Travelzoo (x)*	1,254	15,963
TrueCar, Inc.*	16,625	31,588
Zedge, Inc., Class B*	2,242	8,990

		3,193,858

Media (1.1%)
Boston Omaha Corp., Class A (x)*	4,664	65,483
Cardlytics, Inc. (x)*	10,657	17,531
Emerald Holding, Inc. (x)	2,998	14,540
Entravision Communications Corp., Class A	13,117	30,432
EW Scripps Co. (The), Class A*	13,126	38,590
Fluent, Inc.*	2,143	4,286
Gambling.com Group Ltd.*	3,461	41,151
Gannett Co., Inc.*	29,521	105,685
GD Culture Group Ltd.*	2,406	9,047
Harte Hanks, Inc.*	1,239	4,931
iHeartMedia, Inc., Class A*	24,839	43,717
Lee Enterprises, Inc. (x)*	1,120	7,112
Marchex, Inc., Class B*	4,459	9,631
MNTN, Inc., Class A*	44,610	975,621
National CineMedia, Inc.	13,565	65,722
Nexxen International Ltd.*	7,353	76,545
Saga Communications, Inc., Class A	948	12,324
Thryv Holdings, Inc.*	7,815	95,030
Townsquare Media, Inc., Class A	2,833	22,409
Urban One, Inc., Class A*	1,527	2,474
WideOpenWest, Inc.*	10,520	42,711

		1,684,972

Wireless Telecommunication Services (0.0%)†
KORE Group Holdings, Inc.*	982	2,347
Spok Holdings, Inc.	4,270	75,494
SurgePays, Inc.*	2,896	9,035

		86,876

Total Communication Services		6,978,001

Consumer Discretionary (6.8%)
Automobile Components (0.2%)
Cooper-Standard Holdings, Inc.*	3,547	76,260
Holley, Inc. (x)*	12,305	24,610
Luminar Technologies, Inc., Class A (x)*	8,463	24,289
Motorcar Parts of America, Inc.*	3,809	42,661
Solid Power, Inc. (x)*	30,385	66,543
Stoneridge, Inc.*	5,714	40,227
Strattec Security Corp.*	795	49,457
Sypris Solutions, Inc.*	2,083	4,603

		328,650

Automobiles (0.0%)†
Faraday Future Intelligent Electric, Inc., Class A*	18,636	31,308
Massimo Group*	822	1,825

		33,133

Broadline Retail (0.1%)
1stdibs.com, Inc.*	4,820	13,255
Groupon, Inc. (x)*	5,244	175,412

		188,667

Distributors (0.1%)
A-Mark Precious Metals, Inc.	3,993	88,565
AMCON Distributing Co.	19	2,092
Weyco Group, Inc.	1,276	42,312

		132,969

Diversified Consumer Services (3.3%)
American Public Education, Inc.*	23,554	717,455
Carriage Services, Inc., Class A	2,999	137,174
European Wax Center, Inc., Class A*	6,105	34,371
Legacy Education, Inc.*	1,745	19,509
Lincoln Educational Services Corp.*	33,510	772,406
Nerdy, Inc. (x)*	12,599	20,536
OneSpaWorld Holdings Ltd.	40,272	821,146
Regis Corp.*	419	9,340
Stride, Inc.*	4,961	720,288
Universal Technical Institute, Inc.*	57,889	1,961,858
Zspace, Inc. (x)*	320	1,043

		5,215,126

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Hotels, Restaurants & Leisure (0.9%)
Allied Gaming & Entertainment, Inc.*	2,522	$6,532
Ark Restaurants Corp.*	437	3,988
Bally’s Corp.*	1,480	14,178
Biglari Holdings, Inc., Class B*	142	41,494
BJ’s Restaurants, Inc.*	4,499	200,655
Canterbury Park Holding Corp.	667	12,826
Century Casinos, Inc.*	5,461	11,550
Denny’s Corp.*	10,591	43,423
El Pollo Loco Holdings, Inc.*	5,565	61,271
FAT Brands, Inc., Class A	1,087	2,587
Flanigan’s Enterprises, Inc.	74	2,569
Full House Resorts, Inc.*	7,090	25,949
Golden Entertainment, Inc.	4,095	120,516
Inspired Entertainment, Inc.*	5,159	42,149
Kura Sushi USA, Inc., Class A (x)*	1,318	113,454
Lindblad Expeditions Holdings, Inc.*	7,885	92,018
Nathan’s Famous, Inc.	553	61,151
ONE Group Hospitality, Inc. (The)*	5,320	21,546
PlayAGS, Inc.*	8,491	106,053
Potbelly Corp.*	5,361	65,672
Pursuit Attractions and Hospitality, Inc.*	4,449	128,265
Rave Restaurant Group, Inc.*	1,812	4,983
RCI Hospitality Holdings, Inc.	1,731	65,986
Red Robin Gourmet Burgers, Inc.*	3,019	17,480
Serve Robotics, Inc. (x)*	8,273	94,643

		1,360,938

Household Durables (0.4%)
Bassett Furniture Industries, Inc.	1,590	24,168
Beazer Homes USA, Inc.*	6,083	136,077
Ethan Allen Interiors, Inc.	4,898	136,409
Flexsteel Industries, Inc.	793	28,572
GoPro, Inc., Class A*	760	576
Hamilton Beach Brands Holding Co., Class A	1,484	26,549
Hooker Furnishings Corp.	2,268	23,995
Hovnanian Enterprises, Inc., Class A*	1,022	106,850
iRobot Corp. (x)*	6,484	20,295
Koss Corp.*	1,055	5,381
Legacy Housing Corp.*	1,866	42,284
Lifetime Brands, Inc.	2,448	12,485
Live Ventures, Inc.*	225	3,910
Lovesac Co. (The)*	2,851	51,888
Purple Innovation, Inc., Class A*	2,843	2,073
Traeger, Inc.*	6,647	11,366
United Homes Group, Inc.*	1,708	4,953
Universal Electronics, Inc.*	2,564	16,974

		654,805

Leisure Products (0.3%)
American Outdoor Brands, Inc.*	2,571	26,867
Clarus Corp. (x)	5,693	19,755
Escalade, Inc.	2,078	29,050
Funko, Inc., Class A*	7,299	34,743
JAKKS Pacific, Inc.	1,874	38,942
Johnson Outdoors, Inc., Class A	1,119	33,872
Latham Group, Inc.*	9,415	60,068
Marine Products Corp.	1,701	14,475
MasterCraft Boat Holdings, Inc.*	3,441	63,934
Outdoor Holding Co. (x)*	17,640	22,579
Smith & Wesson Brands, Inc.	9,222	80,047

		424,332

Specialty Retail (1.3%)
1-800-Flowers.com, Inc., Class A (x)*	4,877	23,995
aka Brands Holding Corp.*	96	989
America’s Car-Mart, Inc.*	1,568	87,871
BARK, Inc.*	24,003	21,111
Barnes & Noble Education, Inc.*	3,126	36,793
Beyond, Inc.*	11,515	79,223
Build-A-Bear Workshop, Inc.	2,607	134,417
Caleres, Inc. (x)	6,943	84,843
Cato Corp. (The), Class A (x)	3,389	9,523
Children’s Place, Inc. (The) (x)*	1,636	7,247
Citi Trends, Inc.*	1,020	34,058
Designer Brands, Inc., Class A	6,701	15,948
Destination XL Group, Inc.*	9,568	10,620
Duluth Holdings, Inc., Class B*	2,768	5,813
Envela Corp.*	1,291	7,901
Genesco, Inc.*	2,136	42,058
Grove Collaborative Holdings (x)*	5,048	5,805
GrowGeneration Corp.*	11,105	10,384
Haverty Furniture Cos., Inc.	2,861	58,221
J Jill, Inc. (x)	1,544	22,604
Lands’ End, Inc.*	2,466	26,411
MarineMax, Inc.*	3,974	99,906
Newegg Commerce, Inc., Class A*	385	6,252
OneWater Marine, Inc., Class A*	2,342	31,359
PetMed Express, Inc.*	3,756	12,470
RealReal, Inc. (The)*	19,978	95,695
RumbleON, Inc., Class B*	4,554	10,520
Shoe Carnival, Inc.	3,831	71,678
Sleep Number Corp. (x)*	4,403	29,742
Sportsman’s Warehouse Holdings, Inc.*	7,887	27,210
Stitch Fix, Inc., Class A*	22,235	82,270
ThredUp, Inc., Class A*	19,060	142,759
Tile Shop Holdings, Inc.*	5,930	37,715
Tilly’s, Inc., Class A*	3,049	4,208
Torrid Holdings, Inc. (x)*	4,928	14,538
Warby Parker, Inc., Class A*	18,944	415,442
Winmark Corp.	624	235,629
Zumiez, Inc.*	3,303	43,798

		2,087,026

Textiles, Apparel & Luxury Goods (0.2%)
Allbirds, Inc., Class A*	1,117	11,874
Crown Crafts, Inc.	1,742	4,999
Culp, Inc.*	2,105	8,273
Fossil Group, Inc.*	9,963	14,745
Jerash Holdings US, Inc.	1,177	3,849
Lakeland Industries, Inc. (x)	1,921	26,145
Movado Group, Inc.	3,257	49,669
Playboy, Inc.*	12,236	19,822
Rocky Brands, Inc.	1,484	32,930
Superior Group of Cos., Inc.	2,280	23,484
Unifi, Inc.*	3,151	16,448
Vera Bradley, Inc. (x)*	4,647	10,270

		222,508

Total Consumer Discretionary		10,648,154

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (5.6%)
Beverages (1.0%)
Vita Coco Co., Inc. (The)*	42,036	$1,517,500
Willamette Valley Vineyards, Inc.*	623	3,439
Zevia PBC, Class A*	6,561	21,126

		1,542,065

Consumer Staples Distribution & Retail (2.0%)
Chefs’ Warehouse, Inc. (The)*	21,165	1,350,539
HF Foods Group, Inc.*	8,616	27,399
Natural Grocers by Vitamin Cottage, Inc.	41,604	1,632,957
SpartanNash Co.	7,068	187,231
Village Super Market, Inc., Class A	1,916	73,766

		3,271,892

Food Products (1.1%)
Alico, Inc.	1,186	38,759
Barfresh Food Group, Inc.*	988	3,418
Beyond Meat, Inc. (x)*	15,439	53,882
Bridgford Foods Corp.*	296	2,335
Calavo Growers, Inc.	3,541	94,155
Farmer Bros Co.*	3,021	4,139
Forafric Global plc (x)*	945	7,371
Laird Superfood, Inc.*	1,638	10,319
Lifeway Foods, Inc.*	1,076	26,523
Limoneira Co.	3,506	54,869
Mama’s Creations, Inc.*	7,142	59,279
Seneca Foods Corp., Class A*	964	97,779
SunOpta, Inc.*	20,060	116,348
Vital Farms, Inc.*	29,951	1,153,713

		1,722,889

Household Products (0.1%)
Oil-Dri Corp. of America	2,078	122,581

Personal Care Products (1.2%)
AXIL Brands, Inc.*	420	2,306
Beauty Health Co. (The)*	23,778	45,416
FitLife Brands, Inc.*	772	10,051
Honest Co., Inc. (The)*	19,558	99,550
Lifevantage Corp. (x)	2,098	27,442
Medifast, Inc.*	2,287	32,132
Natural Alternatives International, Inc.*	168	551
Natural Health Trends Corp.	1,508	6,696
Nature’s Sunshine Products, Inc.*	3,049	45,095
Oddity Tech Ltd., Class A*	21,864	1,650,076
United-Guardian, Inc.	544	4,330

		1,923,645

Tobacco (0.2%)
Ispire Technology, Inc.*	3,634	9,303
Turning Point Brands, Inc.	3,588	271,863

		281,166

Total Consumer Staples		8,864,238

Energy (2.2%)
Energy Equipment & Services (0.6%)
Bristow Group, Inc., Class A*	5,968	196,765
Dawson Geophysical Co.*	1,144	1,670
DMC Global, Inc.*	4,056	32,691
Drilling Tools International Corp.*	3,588	10,226
Energy Services of America Corp. (x)	2,468	24,532
Forum Energy Technologies, Inc.*	2,330	45,365
Geospace Technologies Corp.*	2,482	35,393
Gulf Island Fabrication, Inc.*	3,080	20,482
KLX Energy Services Holdings, Inc. (x)*	2,778	5,195
Mammoth Energy Services, Inc.*	5,430	15,204
MIND Technology, Inc.*	1,619	13,664
National Energy Services Reunited Corp.*	11,617	69,934
Natural Gas Services Group, Inc.*	2,131	55,001
NCS Multistage Holdings, Inc.*	154	4,548
Oil States International, Inc.*	12,286	65,853
Ranger Energy Services, Inc., Class A	3,615	43,163
SEACOR Marine Holdings, Inc.*	4,319	22,027
Select Water Solutions, Inc., Class A	19,581	169,180
Smart Sand, Inc.	5,669	11,395
TETRA Technologies, Inc.*	26,615	89,427

		931,715

Oil, Gas & Consumable Fuels (1.6%)
Aemetis, Inc. (x)*	10,289	25,517
Amplify Energy Corp.*	7,717	24,694
Ardmore Shipping Corp.	7,304	70,118
Berry Corp.	16,181	44,821
Centrus Energy Corp., Class A (x)*	3,097	567,308
Comstock, Inc.*	5,419	20,538
Diversified Energy Co. plc (m)	11,518	168,969
Empire Petroleum Corp. (x)*	3,060	16,157
Encore Energy Corp. (x)*	38,565	110,296
Energy Fuels, Inc. (x)*	43,620	250,815
Epsilon Energy Ltd.	3,856	28,457
Evolution Petroleum Corp. (x)	6,527	30,677
FutureFuel Corp.	5,156	20,005
Gevo, Inc.*	48,192	63,613
Granite Ridge Resources, Inc. (x)	11,323	72,128
Green Plains, Inc.*	13,436	81,019
Hallador Energy Co.*	6,501	102,911
Kolibri Global Energy, Inc.*	7,351	50,354
Lightbridge Corp. (x)*	3,640	48,667
NACCO Industries, Inc., Class A	797	35,315
NextNRG, Inc.*	3,093	8,568
Nordic American Tankers Ltd. (x)	42,911	112,856
OPAL Fuels, Inc., Class A*	4,294	10,392
Prairie Operating Co. (x)*	4,520	13,537
PrimeEnergy Resources Corp.*	105	15,370
REX American Resources Corp.*	3,110	151,488
Riley Exploration Permian, Inc.	2,759	72,369
SandRidge Energy, Inc.	7,660	82,881
Stabilis Solutions, Inc.*	522	2,480
Summit Midstream Corp.*	2,047	50,213
Teekay Corp. Ltd.	10,937	90,230
Ur-Energy, Inc.*	3,677	3,861
US Energy Corp. (x)*	1,547	2,166
VAALCO Energy, Inc.	21,711	78,377
Verde Clean Fuels, Inc.*	530	1,823
W&T Offshore, Inc. (x)	20,811	34,338

		2,563,328

Total Energy		3,495,043

Financials (15.6%)
Banks (8.4%)
ACNB Corp.	2,150	92,106
Affinity Bancshares, Inc.	956	17,667

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Amalgamated Financial Corp.	4,969	$155,033
Amerant Bancorp, Inc., Class A	7,845	143,014
AmeriServ Financial, Inc.	3,016	9,169
Ames National Corp.	1,845	32,859
Arrow Financial Corp.	3,513	92,813
Auburn National Bancorp, Inc.	445	11,525
Bank First Corp.	1,937	227,888
Bank of Marin Bancorp	3,135	71,603
Bank of the James Financial Group, Inc.	773	10,876
Bank7 Corp.	890	37,229
BankFinancial Corp.	2,241	25,928
Bankwell Financial Group, Inc.	1,460	52,604
Bar Harbor Bankshares	3,208	96,112
BayCom Corp.	2,169	60,103
Bayfirst Financial Corp.	653	9,142
BCB Bancorp, Inc.	3,284	27,651
Blue Foundry Bancorp*	4,000	38,280
Blue Ridge Bankshares, Inc.*	13,406	48,128
Bogota Financial Corp.*	870	6,803
Bridgewater Bancshares, Inc.*	4,391	69,861
Broadway Financial Corp.*	755	5,512
Burke & Herbert Financial Services Corp.	2,831	169,096
Business First Bancshares, Inc.	6,006	148,048
BV Financial, Inc.*	1,914	29,150
Byline Bancorp, Inc.	5,925	158,375
C&F Financial Corp.	633	39,075
California Bancorp*	4,811	75,821
Camden National Corp.	3,613	146,616
Capital Bancorp, Inc.	2,468	82,875
Capital City Bank Group, Inc.	2,925	115,099
Carter Bankshares, Inc.*	4,866	84,376
Catalyst Bancorp, Inc.*	788	9,763
CB Financial Services, Inc.	998	28,443
Central Pacific Financial Corp.	4,880	136,786
Central Plains Bancshares, Inc.*	621	9,408
CF Bankshares, Inc.	817	19,583
CFSB Bancorp, Inc.*	650	8,918
Chain Bridge Bancorp, Inc., Class A*	468	12,060
Chemung Financial Corp.	838	40,618
ChoiceOne Financial Services, Inc.	3,018	86,617
Citizens & Northern Corp.	3,157	59,794
Citizens Community Bancorp, Inc.	1,937	26,731
Citizens Financial Services, Inc. (x)	942	55,314
Civista Bancshares, Inc.	3,172	73,590
CNB Financial Corp.	4,409	100,790
Coastal Financial Corp.*	2,704	261,936
Colony Bankcorp, Inc.	3,610	59,457
Community Trust Bancorp, Inc.	3,430	181,516
Community West Bancshares	3,558	69,417
ConnectOne Bancorp, Inc.	10,030	232,295
Dime Community Bancshares, Inc.	8,395	226,161
Eagle Bancorp Montana, Inc.	1,603	26,722
Eagle Financial Services, Inc.	928	28,415
ECB Bancorp, Inc.*	1,548	23,901
Enterprise Bancorp, Inc.	2,111	83,680
Equity Bancshares, Inc., Class A	3,437	140,230
Esquire Financial Holdings, Inc.	1,514	143,315
ESSA Bancorp, Inc.	1,815	35,211
Farmers & Merchants Bancorp, Inc.	2,628	66,436
Farmers National Banc Corp.	7,726	106,542
FB Bancorp, Inc.*	3,750	42,188
Fidelity D&D Bancorp, Inc.	984	45,264
Fifth District Bancorp, Inc.*	997	12,313
Financial Institutions, Inc.	4,207	108,036
Finward Bancorp	791	21,847
Finwise Bancorp*	2,023	30,365
First Bancorp, Inc. (The)	2,263	57,503
First Bank	4,542	70,265
First Business Financial Services, Inc.	1,673	84,754
First Capital, Inc.	687	28,366
First Community Bankshares, Inc.	3,305	129,457
First Community Corp.	1,568	38,228
First Financial Corp.	2,423	131,302
First Foundation, Inc.*	13,339	68,029
First Guaranty Bancshares, Inc.	1,170	9,617
First Internet Bancorp	1,632	43,901
First Mid Bancshares, Inc.	4,427	165,968
First National Corp.	1,612	31,386
First Northwest Bancorp	1,508	11,612
First Savings Financial Group, Inc.	1,165	29,172
First Seacoast Bancorp*	871	9,842
First United Corp.	1,257	38,980
First US Bancshares, Inc.	997	12,861
First Western Financial, Inc.*	1,727	38,961
Five Star Bancorp	3,348	95,552
Flushing Financial Corp.	6,758	80,285
Franklin Financial Services Corp.	881	30,505
FS Bancorp, Inc.	1,387	54,620
FVCBankcorp, Inc.*	3,202	37,784
GBank Financial Holdings, Inc.*	1,736	61,472
Great Southern Bancorp, Inc.	1,816	106,744
Greene County Bancorp, Inc.	1,472	32,708
Guaranty Bancshares, Inc.	1,873	79,490
Hanmi Financial Corp.	6,289	155,213
Hanover Bancorp, Inc.	1,079	24,698
HarborOne Bancorp, Inc.	8,096	94,561
Hawthorn Bancshares, Inc.	1,190	34,677
HBT Financial, Inc.	2,657	66,983
Heritage Commerce Corp.	12,751	126,617
Hingham Institution For Savings (The) (x)	327	81,210
Home Bancorp, Inc.	1,462	75,702
Home Federal Bancorp, Inc. of Louisiana	492	6,691
HomeStreet, Inc.*	3,855	50,385
HomeTrust Bancshares, Inc.	3,372	126,147
Horizon Bancorp, Inc.	9,237	142,065
IF Bancorp, Inc.	475	11,713
Independent Bank Corp.	3,638	117,908
Investar Holding Corp.	1,918	37,056
John Marshall Bancorp, Inc.	2,644	48,993
Kearny Financial Corp.	12,008	77,572
Lake Shore Bancorp, Inc.	333	5,268
Landmark Bancorp, Inc.	939	24,827
LCNB Corp.	2,682	38,969
LINKBANCORP, Inc.	4,353	31,820
Magyar Bancorp, Inc.	1,162	19,556
MainStreet Bancshares, Inc.	1,468	27,745
Mercantile Bank Corp.	3,355	155,706
Meridian Corp.	1,848	23,821
Metrocity Bankshares, Inc.	4,141	118,350

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Metropolitan Bank Holding Corp.*	2,052	$143,640
Mid Penn Bancorp, Inc. (x)	4,224	119,117
Middlefield Banc Corp.	1,515	45,617
Midland States Bancorp, Inc.	4,346	75,273
MidWestOne Financial Group, Inc.	4,334	124,689
MVB Financial Corp.	2,441	54,996
National Bankshares, Inc.	1,267	34,462
NB Bancorp, Inc.*	7,421	132,539
Northeast Bank	1,556	138,468
Northeast Community Bancorp, Inc.	2,582	60,019
Northfield Bancorp, Inc.	7,965	91,438
Northpointe Bancshares, Inc.	2,199	30,148
Northrim Bancorp, Inc.	1,153	107,529
Norwood Financial Corp.	1,781	45,914
NSTS Bancorp, Inc.*	986	12,138
Oak Valley Bancorp	1,415	38,545
Ohio Valley Banc Corp.	814	26,235
Old Point Financial Corp.	835	32,774
Old Second Bancorp, Inc.	9,255	164,184
OP Bancorp	2,547	33,086
OptimumBank Holdings, Inc.*	1,671	7,469
Orange County Bancorp, Inc.	2,052	53,024
Origin Bancorp, Inc.	6,271	224,126
Orrstown Financial Services, Inc.	3,972	126,429
Parke Bancorp, Inc.	2,044	41,636
Pathfinder Bancorp, Inc.	600	9,204
Patriot National Bancorp, Inc.*	8,921	13,560
PB Bankshares, Inc.*	440	7,775
PCB Bancorp	2,310	48,464
Peapack-Gladstone Financial Corp.	3,391	95,796
Penns Woods Bancorp, Inc.	1,563	47,453
Peoples Bancorp of North Carolina, Inc.	857	24,724
Peoples Bancorp, Inc.	7,449	227,492
Peoples Financial Services Corp.	1,941	95,827
Pioneer Bancorp, Inc.*	2,389	28,740
Plumas Bancorp	1,077	47,883
Ponce Financial Group, Inc.*	4,108	56,855
Preferred Bank	1,963	169,888
Primis Financial Corp.	4,478	48,586
Princeton Bancorp, Inc.	1,084	33,105
Provident Bancorp, Inc.*	3,408	42,566
Provident Financial Holdings, Inc.	1,103	17,097
QCR Holdings, Inc.	3,487	236,767
RBB Bancorp	3,545	61,009
Red River Bancshares, Inc.	984	57,761
Rhinebeck Bancorp, Inc.*	895	10,498
Richmond Mutual Bancorp, Inc. (x)	1,862	25,696
Riverview Bancorp, Inc.	4,089	22,490
SB Financial Group, Inc.	1,295	24,734
Shore Bancshares, Inc.	6,616	104,004
Sierra Bancorp	2,639	78,352
SmartFinancial, Inc.	3,090	104,380
Sound Financial Bancorp, Inc.	438	20,148
South Plains Financial, Inc.	2,708	97,596
Southern First Bancshares, Inc.*	1,611	61,266
Southern Missouri Bancorp, Inc.	2,040	111,751
SR Bancorp, Inc.	1,751	23,638
Sterling Bancorp, Inc. (r)*	3,894	—
Summit State Bank	1,354	14,677
Texas Community Bancshares, Inc.	436	6,998
Third Coast Bancshares, Inc.*	2,696	88,078
Timberland Bancorp, Inc.	1,530	47,736
TrustCo Bank Corp.	3,899	130,305
Union Bankshares, Inc.	796	21,190
United Bancorp, Inc.	1,079	16,185
United Security Bancshares	2,779	24,038
Unity Bancorp, Inc.	1,544	72,692
Univest Financial Corp.	6,076	182,523
USCB Financial Holdings, Inc.	2,233	36,934
Virginia National Bankshares Corp.	988	36,556
Washington Trust Bancorp, Inc.	4,125	116,655
West Bancorp, Inc.	3,225	63,307
Western New England Bancorp, Inc.	3,891	35,914

		13,220,104

Capital Markets (1.6%)
Aether Holdings, Inc.*	418	5,704
AlTi Global, Inc. (x)*	8,803	36,532
B Riley Financial, Inc. (x)*	3,446	10,235
Bakkt Holdings, Inc., Class A (x)*	1,009	14,075
Binah Capital Group, Inc. (x)*	1,107	2,247
Diamond Hill Investment Group, Inc.	578	83,989
Dominari Holdings, Inc.	1,457	7,926
Forge Global Holdings, Inc. (x)*	2,133	40,612
Great Elm Group, Inc.*	3,025	6,383
Hennessy Advisors, Inc.	890	11,214
Heritage Global, Inc.*	6,544	14,528
Marex Group plc	22,293	879,905
MarketWise, Inc. (x)	475	9,400
MDB Capital Holdings LLC, Class A*	166	689
Open Lending Corp.*	21,363	41,444
Piper Sandler Cos.	4,407	1,224,882
Siebert Financial Corp.*	2,773	12,257
Silvercrest Asset Management Group, Inc., Class A	1,726	27,374
Value Line, Inc.	154	6,029
Westwood Holdings Group, Inc.	1,611	25,132

		2,460,557

Consumer Finance (1.5%)
Atlanticus Holdings Corp.*	1,120	61,320
Consumer Portfolio Services, Inc.*	1,965	19,316
Dave, Inc.*	6,767	1,816,330
DeFi Development Corp.*	1,088	23,327
LendingTree, Inc.*	2,343	86,855
Medallion Financial Corp.	3,656	34,842
NerdWallet, Inc., Class A*	8,681	95,231
Old Market Capital Corp.*	936	5,129
Oportun Financial Corp.*	7,002	50,134
OppFi, Inc.	5,076	71,013
Regional Management Corp.	1,940	56,667
Vroom, Inc.*	164	4,676
World Acceptance Corp.*	709	117,070

		2,441,910

Financial Services (2.2%)
Acacia Research Corp.*	7,237	25,909
Alerus Financial Corp.	4,738	102,530
Better Home & Finance Holding Co.*	1,009	12,502
Cantaloupe, Inc.*	11,068	121,637
Cass Information Systems, Inc.	2,555	111,015
Finance of America Cos., Inc., Class A*	925	21,571
FlexShopper, Inc.*	1,919	2,303

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
International Money Express, Inc.*	5,893	$59,460
loanDepot, Inc., Class A*	16,817	21,358
NewtekOne, Inc.	5,239	59,096
Onity Group, Inc.*	1,386	52,904
Paymentus Holdings, Inc., Class A*	55,456	1,816,184
Paysign, Inc.*	7,190	51,768
Priority Technology Holdings, Inc.*	5,222	40,627
Security National Financial Corp., Class A*	3,037	29,914
Sezzle, Inc. (x)*	4,477	802,502
SWK Holdings Corp.	637	9,389
Triller Group, Inc.*	18,514	17,227
Usio, Inc.*	4,749	7,266
Velocity Financial, Inc.*	2,364	43,829
Waterstone Financial, Inc.	3,394	46,871
XBP Europe Holdings, Inc.*	3,229	3,003

		3,458,865

Insurance (1.2%)
Ambac Financial Group, Inc.*	9,967	70,766
American Coastal Insurance Corp.	5,131	57,057
Atlantic American Corp.	194	413
Citizens, Inc., Class A (x)*	9,455	32,998
Crawford & Co., Class A	3,384	35,803
Donegal Group, Inc., Class A	3,414	68,365
eHealth, Inc.*	6,229	27,096
Fundamental Global, Inc.*	25	416
GoHealth, Inc., Class A*	893	4,956
Greenlight Capital Re Ltd., Class A*	5,540	79,610
Heritage Insurance Holdings, Inc.*	4,691	116,993
Hippo Holdings, Inc. (x)*	3,789	105,827
Investors Title Co. (x)	298	62,967
James River Group Holdings Ltd.	7,714	45,204
Kestrel Group Ltd.	404	10,714
Kingstone Cos., Inc.*	2,215	34,133
Kingsway Financial Services, Inc. (x)*	3,761	50,924
MBIA, Inc.*	9,582	41,586
NI Holdings, Inc.*	1,537	19,581
Selectquote, Inc.*	28,749	68,423
Tiptree, Inc., Class A	4,943	116,556
TWFG, Inc., Class A*	16,366	572,810
United Fire Group, Inc.	4,412	126,624
Universal Insurance Holdings, Inc.	5,334	147,912

		1,897,734

Mortgage Real Estate Investment Trusts (REITs) (0.7%)
ACRES Commercial Realty Corp. (REIT)*	1,218	21,851
Advanced Flower Capital, Inc. (REIT) (x)	3,835	17,181
AG Mortgage Investment Trust, Inc. (REIT)	5,884	44,424
Angel Oak Mortgage REIT, Inc. (REIT)	2,610	24,586
Ares Commercial Real Estate Corp. (REIT) (x)	11,063	52,770
Cherry Hill Mortgage Investment Corp. (REIT)	6,774	18,493
Chicago Atlantic Real Estate Finance, Inc. (REIT)	3,637	50,773
Ellington Financial, Inc. (REIT) (x)	19,448	252,630
Franklin BSP Realty Trust, Inc. (REIT)	17,280	184,723
Granite Point Mortgage Trust, Inc. (REIT)	9,625	23,774
Invesco Mortgage Capital, Inc. (REIT) (x)	13,920	109,133
Lument Finance Trust, Inc. (REIT)	8,590	18,984
Manhattan Bridge Capital, Inc. (REIT)	1,766	9,660
Nexpoint Real Estate Finance, Inc. (REIT)	1,591	21,940
Orchid Island Capital, Inc. (REIT) (x)	22,619	158,559
Rithm Property Trust, Inc. (REIT)	8,616	23,263
Sachem Capital Corp. (REIT)	8,460	10,152
Seven Hills Realty Trust (REIT)	2,927	35,329
Sunrise Realty Trust, Inc. (REIT)	2,227	23,606

		1,101,831

Total Financials		24,581,001

Health Care (22.7%)
Biotechnology (10.1%)
4D Molecular Therapeutics, Inc.*	8,645	32,073
89bio, Inc.*	26,139	256,685
Abeona Therapeutics, Inc. (x)*	9,165	52,057
Absci Corp. (x)*	22,855	58,737
Achieve Life Sciences, Inc.*	6,028	13,623
Acrivon Therapeutics, Inc.*	4,090	4,867
Actinium Pharmaceuticals, Inc.*	5,849	8,189
Actuate Therapeutics, Inc.*	1,029	6,287
Acumen Pharmaceuticals, Inc.*	10,641	12,344
ADC Therapeutics SA*	15,183	40,690
Adicet Bio, Inc.*	1,250	763
Adverum Biotechnologies, Inc.*	3,579	7,695
Agenus, Inc.*	5,297	24,207
Akebia Therapeutics, Inc.*	52,354	190,569
Aldeyra Therapeutics, Inc.*	11,347	43,459
Alector, Inc.*	17,293	24,210
Altimmune, Inc. (x)*	16,229	62,806
ALX Oncology Holdings, Inc.*	1,063	441
AnaptysBio, Inc.*	4,099	90,998
Anavex Life Sciences Corp. (x)*	17,504	161,387
Anika Therapeutics, Inc.*	2,622	27,741
Anixa Biosciences, Inc.*	6,525	21,533
Annexon, Inc.*	20,058	48,139
Applied Therapeutics, Inc.*	4,681	1,456
Arbutus Biopharma Corp. (x)*	31,673	97,870
Arcellx, Inc.*	6,847	450,875
Arcturus Therapeutics Holdings, Inc. (x)*	5,306	69,031
Armata Pharmaceuticals, Inc.*	1,977	3,756
ArriVent Biopharma, Inc.*	4,860	105,802
Artiva Biotherapeutics, Inc. (x)*	1,872	2,827
Assembly Biosciences, Inc.*	971	17,595
Astria Therapeutics, Inc.*	8,812	47,232
Atara Biotherapeutics, Inc.*	834	6,438
Atossa Therapeutics, Inc.*	566	470
aTyr Pharma, Inc. (x)*	17,809	90,292
Aura Biosciences, Inc.*	8,036	50,305
Avalo Therapeutics, Inc.*	1,822	9,092
Avita Medical, Inc. (x)*	5,550	29,360
Benitec Biopharma, Inc.*	2,415	28,256
Beyondspring, Inc. (x)*	5,870	13,795
BioCryst Pharmaceuticals, Inc.*	56,800	508,928
Biomea Fusion, Inc.*	6,592	11,866
Black Diamond Therapeutics, Inc.*	9,639	23,905
Bolt Biotherapeutics, Inc.*	59	344

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Boundless Bio, Inc.*	2,961	$2,991
Bright Minds Biosciences, Inc.*	945	24,674
C4 Therapeutics, Inc.*	12,906	18,456
Cabaletta Bio, Inc.*	10,322	15,689
CAMP4 Therapeutics Corp. (x)*	1,233	1,788
Candel Therapeutics, Inc. (x)*	8,238	41,684
Capricor Therapeutics, Inc. (x)*	8,068	80,115
Cardiff Oncology, Inc. (x)*	12,983	40,896
CareDx, Inc.*	35,434	692,380
Cargo Therapeutics, Inc.*	7,449	30,690
Caribou Biosciences, Inc.*	1,520	1,915
Cartesian Therapeutics, Inc. (x)*	2,034	21,133
Celcuity, Inc. (x)*	6,123	81,742
Celularity, Inc., Class A (x)*	2,156	4,226
Century Therapeutics, Inc.*	1,377	769
CervoMed, Inc. (x)*	1,068	6,712
Cibus, Inc., Class A*	5,625	7,762
Cidara Therapeutics, Inc. (x)*	3,513	171,118
Climb Bio, Inc.*	5,666	7,026
Cogent Biosciences, Inc.*	22,239	159,676
Coherus Oncology, Inc.*	21,401	15,651
Compass Therapeutics, Inc. (x)*	19,383	50,396
Corbus Pharmaceuticals Holdings, Inc.*	2,257	15,573
Corvus Pharmaceuticals, Inc. (x)*	10,955	43,822
Coya Therapeutics, Inc.*	3,040	17,480
Cullinan Therapeutics, Inc.*	10,692	80,511
Design Therapeutics, Inc. (x)*	6,719	22,643
DiaMedica Therapeutics, Inc.*	5,501	21,454
Dianthus Therapeutics, Inc. (x)*	4,120	76,756
Dyadic International, Inc.*	3,140	3,109
Editas Medicine, Inc.*	17,621	38,766
Eledon Pharmaceuticals, Inc.*	12,257	33,216
Elevation Oncology, Inc.*	1,091	401
Elicio Therapeutics, Inc.*	1,932	14,915
Elutia, Inc.*	4,040	7,999
Emergent BioSolutions, Inc.*	11,180	71,328
Enanta Pharmaceuticals, Inc.*	4,222	31,918
Entrada Therapeutics, Inc.*	5,859	39,372
Erasca, Inc.*	36,303	46,105
Estrella Immunopharma, Inc.*	2,373	2,033
Exagen, Inc.*	2,116	14,770
Exicure, Inc.*	395	2,781
eXoZymes, Inc.*	274	2,630
Fate Therapeutics, Inc.*	22,543	25,248
Fennec Pharmaceuticals, Inc.*	4,873	40,446
Fibrobiologics, Inc.*	5,089	3,166
Foghorn Therapeutics, Inc.*	6,799	31,955
Forte Biosciences, Inc.*	1,087	14,055
Fortress Biotech, Inc. (x)*	4,839	9,001
Gain Therapeutics, Inc.*	5,823	10,481
Galectin Therapeutics, Inc. (x)*	9,157	19,321
Genelux Corp. (x)*	6,911	19,835
Generation Bio Co.*	1,817	582
Gossamer Bio, Inc.*	39,389	48,448
Greenwich Lifesciences, Inc. (x)*	1,162	10,539
Heron Therapeutics, Inc. (x)*	31,978	66,194
HilleVax, Inc.*	6,170	12,278
Humacyte, Inc. (x)*	26,253	54,869
IGM Biosciences, Inc.*	4,832	5,412
Immix Biopharma, Inc.*	3,327	6,887
ImmuCell Corp.*	1,094	7,614
Immuneering Corp., Class A (x)*	5,760	19,411
Immunic, Inc. (x)*	20,596	14,366
Immunome, Inc.*	15,435	143,545
Inhibikase Therapeutics, Inc.*	11,613	22,645
Inhibrx Biosciences, Inc. (x)*	1,963	28,012
Inmune Bio, Inc. (x)*	3,509	8,106
Inovio Pharmaceuticals, Inc. (x)*	8,172	16,630
Insight Molecular Diagnostics, Inc. (x)*	2,330	7,037
Instil Bio, Inc.*	726	15,123
Invivyd, Inc.*	3,402	2,432
Ironwood Pharmaceuticals, Inc., Class A*	33,011	23,675
iTeos Therapeutics, Inc.*	6,271	62,522
Jade Biosciences, Inc.	5,415	54,096
Jasper Therapeutics, Inc.*	2,787	15,468
Kalaris Therapeutics, Inc.*	907	2,422
KalVista Pharmaceuticals, Inc.*	7,919	89,524
Karyopharm Therapeutics, Inc. (x)*	1,425	6,142
Kezar Life Sciences, Inc.*	1,195	5,473
Kiniksa Pharmaceuticals International plc, Class A*	747	20,669
Kodiak Sciences, Inc.*	7,029	26,218
Korro Bio, Inc. (x)*	1,417	17,698
Kyverna Therapeutics, Inc. (x)*	4,913	15,083
Lantern Pharma, Inc.*	1,917	6,058
Larimar Therapeutics, Inc.*	8,887	25,683
Lexeo Therapeutics, Inc.*	5,014	20,156
MacroGenics, Inc.*	12,274	14,852
MAIA Biotechnology, Inc.*	4,673	8,411
MDxHealth SA*	6,702	14,811
MediciNova, Inc.*	9,049	11,854
Medicus Pharma Ltd.*	1,256	3,755
MeiraGTx Holdings plc (x)*	8,976	58,524
Mersana Therapeutics, Inc.*	3,813	1,129
Metagenomi, Inc.*	5,198	7,693
MiMedx Group, Inc.*	24,765	151,314
Mineralys Therapeutics, Inc.*	8,195	110,878
MiNK Therapeutics, Inc.*	124	928
Mirum Pharmaceuticals, Inc.*	36,250	1,844,762
Monopar Therapeutics, Inc.*	838	29,984
Monte Rosa Therapeutics, Inc. (x)*	9,753	43,986
Mural Oncology plc*	3,256	8,042
Neurogene, Inc. (x)*	2,094	31,305
Nkarta, Inc.*	11,746	19,498
Nurix Therapeutics, Inc.*	15,795	179,905
Nuvectis Pharma, Inc.*	2,660	19,870
Ocugen, Inc.*	5,355	5,196
Olema Pharmaceuticals, Inc. (x)*	12,450	53,037
OnKure Therapeutics, Inc., Class A*	1,762	4,211
Organogenesis Holdings, Inc., Class A (x)*	14,289	52,298
ORIC Pharmaceuticals, Inc.*	9,453	95,948
Oruka Therapeutics, Inc. (x)	5,115	57,339
OS Therapies, Inc. (x)*	3,527	6,631
Outlook Therapeutics, Inc. (x)*	4,392	7,027
Ovid therapeutics, Inc.*	3,263	1,076
Palvella Therapeutics, Inc.*	1,419	31,984
PDS Biotechnology Corp. (x)*	9,304	12,374
PepGen, Inc.*	2,989	3,318
Perspective Therapeutics, Inc.*	12,420	42,725
PMV Pharmaceuticals, Inc.*	8,718	9,241

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Praxis Precision Medicines, Inc.*	3,732	$156,931
Precigen, Inc. (x)*	31,366	44,540
Precision BioSciences, Inc.*	1,746	7,333
Prelude Therapeutics, Inc.*	606	491
Prime Medicine, Inc. (x)*	12,167	30,052
Protalix BioTherapeutics, Inc.*	13,944	20,637
Protara Therapeutics, Inc.*	6,697	20,292
Puma Biotechnology, Inc.*	8,862	30,397
Pyxis Oncology, Inc.*	9,541	10,495
Q32 Bio, Inc.*	294	438
Quince Therapeutics, Inc.*	7,357	12,139
Rallybio Corp.*	1,336	452
Rein Therapeutics, Inc.*	3,982	5,575
Renovaro, Inc.*	5,535	1,599
Replimune Group, Inc.*	13,792	128,128
Rezolute, Inc.*	13,987	62,382
Rhythm Pharmaceuticals, Inc.*	21,684	1,370,212
Rigel Pharmaceuticals, Inc.*	3,690	69,114
Sagimet Biosciences, Inc., Class A (x)*	5,135	39,129
Savara, Inc. (x)*	26,409	60,213
Scholar Rock Holding Corp.*	47,872	1,695,626
SELLAS Life Sciences Group, Inc. (x)*	18,780	41,128
Senti Biosciences, Inc.*	1,452	3,064
Sera Prognostics, Inc., Class A*	5,409	14,983
Seres Therapeutics, Inc.*	1,233	13,699
Serina Therapeutics, Inc.*	575	3,542
Shattuck Labs, Inc. (x)*	1,514	1,199
Sionna Therapeutics, Inc.*	1,918	33,277
Skye Bioscience, Inc.*	4,010	16,762
Soleno Therapeutics, Inc.*	14,624	1,225,199
Solid Biosciences, Inc. (x)*	13,732	66,875
Stoke Therapeutics, Inc.*	8,589	97,485
Surrozen, Inc.*	973	8,699
Sutro Biopharma, Inc.*	17,436	12,448
Tango Therapeutics, Inc. (x)*	15,839	81,096
Taysha Gene Therapies, Inc. (x)*	34,735	80,238
Tectonic Therapeutic, Inc.*	2,229	44,290
Tenaya Therapeutics, Inc.*	1,894	1,158
Tevogen Bio Holdings, Inc.*	6,101	7,626
Tonix Pharmaceuticals Holding Corp.*	1,190	42,816
Tourmaline Bio, Inc.*	4,014	64,184
Travere Therapeutics, Inc.*	33,075	489,510
TriSalus Life Sciences, Inc.*	3,151	17,173
TScan Therapeutics, Inc.*	9,055	13,130
TuHURA Biosciences, Inc.*	4,653	10,376
Tyra Biosciences, Inc. (x)*	5,041	48,242
UroGen Pharma Ltd. (x)*	7,739	106,024
Vanda Pharmaceuticals, Inc.*	11,662	55,045
Verastem, Inc. (x)*	9,517	39,496
Verve Therapeutics, Inc.*	14,319	160,802
Vigil Neuroscience, Inc.*	5,880	46,746
Viridian Therapeutics, Inc.*	14,565	203,619
Vistagen Therapeutics, Inc.*	6,446	12,892
Voyager Therapeutics, Inc.*	9,763	30,363
vTv Therapeutics, Inc., Class A*	310	4,569
Werewolf Therapeutics, Inc.*	854	931
Whitehawk Therapeutics, Inc.*	7,688	14,377
X4 Pharmaceuticals, Inc.*	266	505
XBiotech, Inc. (x)*	3,866	11,482
XOMA Royalty Corp.*	1,952	49,190
Y-mAbs Therapeutics, Inc.*	7,703	34,741
Zenas Biopharma, Inc. (x)*	3,392	32,868
Zentalis Pharmaceuticals, Inc.*	11,776	13,660
Zura Bio Ltd., Class A*	9,695	10,180
Zymeworks, Inc.*	10,303	129,303

		15,983,664

Health Care Equipment & Supplies (4.8%)
Accuray, Inc.*	21,125	28,941
AngioDynamics, Inc.*	8,145	80,798
Anteris Technologies Global Corp. (x)*	4,480	16,979
Apyx Medical Corp.*	6,907	15,541
Artivion, Inc.*	47,147	1,466,272
Axogen, Inc.*	9,200	99,820
Beta Bionics, Inc.*	44,945	654,399
Bioventus, Inc., Class A (x)*	9,648	63,870
Butterfly Network, Inc., Class A*	40,160	80,320
Ceribell, Inc. (x)*	36,317	680,217
Cerus Corp.*	38,474	54,248
ClearPoint Neuro, Inc.*	5,461	65,204
CVRx, Inc. (x)*	3,376	19,851
CytoSorbents Corp.*	9,243	11,831
Delcath Systems, Inc.*	6,201	84,334
ElectroCore, Inc.*	1,384	7,308
Electromed, Inc.*	1,475	32,435
Envoy Medical, Inc.*	1,182	1,678
enVVeno Medical Corp.*	3,607	14,392
Femasys, Inc.*	4,686	4,526
FONAR Corp.*	1,241	18,565
Fractyl Health, Inc.*	6,351	10,289
HeartBeam, Inc.*	5,788	7,235
Inogen, Inc.*	5,025	35,326
InspireMD, Inc.*	2,663	6,045
iRadimed Corp.	1,705	101,942
Kestra Medical Technologies Ltd. (x)*	32,303	535,584
Kewaunee Scientific Corp.*	446	26,180
KORU Medical Systems, Inc.*	8,801	31,508
LENSAR, Inc.*	1,943	25,589
Lucid Diagnostics, Inc.*	14,305	16,451
Microbot Medical, Inc.*	7,223	18,202
Modular Medical, Inc.*	9,543	7,110
Monogram Technologies, Inc.*	4,830	13,959
Myomo, Inc.*	6,835	14,764
Neuronetics, Inc. (x)*	7,562	26,391
NeuroPace, Inc.*	47,972	534,408
Odysight.ai, Inc.*	1,000	5,100
OraSure Technologies, Inc.*	15,748	47,244
Orchestra BioMed Holdings, Inc.*	5,265	14,110
Orthofix Medical, Inc.*	8,141	90,772
OrthoPediatrics Corp.*	3,556	76,383
Outset Medical, Inc. (x)*	2,954	56,746
Owlet, Inc.*	2,123	17,833
Precision Optics Corp., Inc.*	1,048	5,104
PROCEPT BioRobotics Corp.*	12,837	739,411
Pro-Dex, Inc.*	440	19,202
Pulmonx Corp.*	8,168	21,155
Pulse Biosciences, Inc. (x)*	3,719	56,120
Retractable Technologies, Inc.*	655	419
Rockwell Medical, Inc.*	6,059	5,138
Sanara Medtech, Inc. (x)*	635	18,028
SANUWAVE Health, Inc.*	1,094	35,949
Semler Scientific, Inc. (x)*	1,755	67,989
Sensus Healthcare, Inc. (x)*	2,971	14,083
SI-BONE, Inc.*	7,966	149,920

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Sight Sciences, Inc.*	8,636	$35,667
Spectral AI, Inc.*	3,419	8,479
Stereotaxis, Inc. (x)*	11,944	25,321
Surmodics, Inc.*	2,929	87,021
Tactile Systems Technology, Inc.*	4,927	49,960
Tela Bio, Inc.*	5,498	10,666
TransMedics Group, Inc.*	3,144	421,327
UFP Technologies, Inc.*	1,852	452,184
Utah Medical Products, Inc.	657	37,396
Vicarious Surgical, Inc., Class A*	609	4,567
Vivani Medical, Inc.*	6,125	7,901
Zimvie, Inc.*	5,777	54,015
Zynex, Inc. (x)*	2,973	7,670

		7,555,392

Health Care Providers & Services (1.6%)
AirSculpt Technologies, Inc. (x)*	2,657	12,833
Aveanna Healthcare Holdings, Inc.*	9,684	50,647
Castle Biosciences, Inc.*	5,957	121,642
Cross Country Healthcare, Inc.*	6,556	85,556
Cryo-Cell International, Inc.	1,052	5,460
DocGo, Inc.*	19,283	30,274
GeneDx Holdings Corp., Class A*	10,309	951,624
InfuSystem Holdings, Inc.*	4,274	26,670
Joint Corp. (The)*	3,119	35,993
ModivCare, Inc. (x)*	448	1,398
Nano-X Imaging Ltd. (x)*	13,473	69,655
National Research Corp.	2,635	44,268
NeueHealth, Inc.*	560	3,864
Nutex Health, Inc.*	717	89,259
Omada Health, Inc. (x)*	29,801	545,358
Oncology Institute, Inc. (The) (x)*	12,298	25,211
P3 Health Partners, Inc.*	375	2,362
Pennant Group, Inc. (The)*	7,105	212,084
Performant Healthcare, Inc.*	14,659	58,636
Prenetics Global Ltd., Class A*	2,075	17,513
Quipt Home Medical Corp.*	7,588	13,583
SBC Medical Group Holdings, Inc.*	1,100	5,104
Sonida Senior Living, Inc. (x)*	1,150	28,693
Talkspace, Inc.*	25,806	71,741
Viemed Healthcare, Inc.*	7,269	50,229

		2,559,657

Health Care Technology (1.0%)
CareCloud, Inc.*	7,166	16,912
Claritev Corp.*	1,455	65,664
Firefly Neuroscience, Inc.*	1,338	3,787
Forian, Inc.*	3,905	7,654
Health Catalyst, Inc.*	14,094	53,134
HealthStream, Inc.	5,134	142,058
iCAD, Inc.*	5,524	21,046
LifeMD, Inc.*	7,724	105,201
OptimizeRx Corp.*	3,624	48,924
Phreesia, Inc.*	32,816	933,943
Simulations Plus, Inc.	3,504	61,145
TruBridge, Inc.*	2,128	49,838

		1,509,306

Life Sciences Tools & Services (1.7%)
Adaptive Biotechnologies Corp.*	159,322	1,856,101
Akoya Biosciences, Inc. (x)*	5,191	6,748
Alpha Teknova, Inc. (x)*	2,304	11,313
Atlantic International Corp.*	1,399	2,840
BioLife Solutions, Inc.*	7,966	171,588
Champions Oncology, Inc.*	1,755	12,934
Codexis, Inc.*	17,123	41,780
Harvard Bioscience, Inc.*	2,056	912
Inotiv, Inc.*	3,512	6,392
Lifecore Biomedical, Inc. (x)*	5,771	46,860
MaxCyte, Inc.*	21,211	46,240
Nautilus Biotechnology, Inc., Class A*	1,699	1,232
Niagen Bioscience, Inc.*	10,934	157,559
OmniAb, Inc.*	20,905	36,375
Personalis, Inc.*	9,721	63,770
Quanterix Corp. (x)*	7,731	51,411
Quantum-Si, Inc. (x)*	29,531	57,881
Rapid Micro Biosystems, Inc., Class A*	5,923	20,434
Seer, Inc., Class A (x)*	10,635	22,759
Standard BioTools, Inc. (x)*	62,518	75,022

		2,690,151

Pharmaceuticals (3.5%)
Aardvark Therapeutics, Inc.*	866	11,708
Aclaris Therapeutics, Inc.*	18,839	26,751
ALT5 Sigma Corp. (x)*	1,852	13,418
Alto Neuroscience, Inc.*	4,120	9,064
Alumis, Inc. (x)*	10,287	30,861
Amylyx Pharmaceuticals, Inc. (x)*	14,284	91,560
AN2 Therapeutics, Inc.*	5,334	5,654
Anebulo Pharmaceuticals, Inc.*	1,571	2,262
Aquestive Therapeutics, Inc. (x)*	18,023	59,656
Atea Pharmaceuticals, Inc.*	16,026	57,694
BioAge Labs, Inc. (x)*	4,947	20,431
Biote Corp., Class A*	6,062	24,369
Cadrenal Therapeutics, Inc.*	264	3,181
Cassava Sciences, Inc.*	8,855	16,028
Collegium Pharmaceutical, Inc.*	6,722	198,770
Contineum Therapeutics, Inc., Class A*	2,881	11,438
CorMedix, Inc.*	13,457	165,790
Cumberland Pharmaceuticals, Inc.*	1,488	4,985
Enliven Therapeutics, Inc.*	6,760	135,606
Esperion Therapeutics, Inc. (x)*	41,783	41,131
Eton Pharmaceuticals, Inc. (x)*	5,216	74,328
Evolus, Inc.*	11,196	103,115
EyePoint Pharmaceuticals, Inc. (x)*	12,993	122,264
Fulcrum Therapeutics, Inc.*	11,173	76,870
Harrow, Inc.*	6,610	201,869
Ikena Oncology, Inc.*	6,638	8,895
Journey Medical Corp.*	2,419	17,368
LENZ Therapeutics, Inc. (x)*	17,700	518,787
Liquidia Corp.*	13,455	167,649
Maze Therapeutics, Inc. (x)*	1,752	21,497
MBX Biosciences, Inc. (x)*	3,350	38,224
MediWound Ltd. (x)*	1,645	31,864
Mind Medicine MindMed, Inc. (x)*	15,774	102,373
Nektar Therapeutics*	156	4,031
Neonc Technologies Holdings, Inc.*	611	2,181
NRX Pharmaceuticals, Inc. (x)*	2,977	9,705
Nutriband, Inc.*	668	5,257
Nuvation Bio, Inc. (x)*	52,201	101,792
Omeros Corp. (x)*	11,836	35,508
Oramed Pharmaceuticals, Inc. (x)*	7,025	15,806
Phathom Pharmaceuticals, Inc. (x)*	8,859	84,958

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Phibro Animal Health Corp., Class A	4,288	$109,516
Pliant Therapeutics, Inc.*	11,562	13,412
Rafael Holdings, Inc., Class B*	9,939	17,194
Rani Therapeutics Holdings, Inc., Class A*	4,548	2,337
Rapport Therapeutics, Inc. (x)*	3,672	41,751
Scilex Holding Co.*	1,044	6,149
scPharmaceuticals, Inc. (x)*	7,339	27,962
SIGA Technologies, Inc.	8,684	56,620
Tarsus Pharmaceuticals, Inc.*	44,841	1,816,509
Telomir Pharmaceuticals, Inc.*	3,635	4,544
Terns Pharmaceuticals, Inc.*	15,150	56,510
Theravance Biopharma, Inc.*	7,958	87,777
Third Harmonic Bio, Inc.*	5,280	28,670
Trevi Therapeutics, Inc.*	15,890	86,918
Tvardi Therapeutics, Inc.*	706	16,471
Ventyx Biosciences, Inc.*	13,557	29,012
Veru, Inc.*	1,737	1,011
WaVe Life Sciences Ltd.*	23,468	152,542
Xeris Biopharma Holdings, Inc.*	31,389	146,587
Zevra Therapeutics, Inc. (x)*	11,377	100,231

		5,476,421

Total Health Care		35,774,591

Industrials (17.8%)
Aerospace & Defense (3.5%)
AerSale Corp.*	6,788	40,796
Astronics Corp.*	6,340	212,263
Byrna Technologies, Inc.*	3,790	117,035
Cadre Holdings, Inc.	5,965	189,985
CPI Aerostructures, Inc.*	2,401	8,404
Ducommun, Inc.*	2,893	239,049
Innovative Solutions and Support, Inc.*	2,796	38,808
Kratos Defense & Security Solutions, Inc.*	36,347	1,688,318
Mercury Systems, Inc.*	18,884	1,017,092
National Presto Industries, Inc.	1,090	106,776
Optex Systems Holdings, Inc.*	1,052	12,088
Park Aerospace Corp.	3,795	56,052
Redwire Corp.*	7,041	114,768
Safe Pro Group, Inc.*	1,244	3,421
Satellogic, Inc., Class A (x)*	14,396	52,114
TAT Technologies Ltd. (x)*	34,867	1,064,838
Virgin Galactic Holdings, Inc. (x)*	8,318	22,708
VirTra, Inc.*	2,411	17,046
Voyager Technologies, Inc., Class A*	13,014	510,800

		5,512,361

Air Freight & Logistics (0.0%)†
Air T, Inc.*	285	6,273
Freightos Ltd.*	5,732	13,929
Radiant Logistics, Inc.*	6,805	41,374

		61,576

Building Products (0.2%)
Alpha Pro Tech Ltd.*	2,064	9,680
Caesarstone Ltd.*	4,061	8,000
Insteel Industries, Inc.	3,921	145,900
Quanex Building Products Corp.	9,944	187,942

		351,522

Commercial Services & Supplies (1.4%)
ACCO Brands Corp.	18,253	65,346
Acme United Corp.	659	27,315
Bridger Aerospace Group Holdings, Inc.*	6,597	12,732
CECO Environmental Corp. (x)*	6,116	173,144
CompX International, Inc.	311	8,263
Ennis, Inc.	5,231	94,890
Enviri Corp.*	15,931	138,281
Interface, Inc., Class A	12,158	254,467
Knightscope, Inc., Class A*	1,349	6,664
LanzaTech Global, Inc. (x)*	4,206	1,141
Liquidity Services, Inc.*	4,874	114,978
Mobile Infrastructure Corp., Class A*	2,775	12,571
NL Industries, Inc.	1,686	10,790
Odyssey Marine Exploration, Inc., Class B*	5,489	6,477
Perma-Fix Environmental Services, Inc. (x)*	3,619	38,072
Quad/Graphics, Inc.	5,920	33,448
Quest Resource Holding Corp.*	3,342	6,751
Team, Inc.*	548	9,974
Virco Mfg. Corp.	2,387	19,048
VSE Corp. (x)	8,352	1,093,945

		2,128,297

Construction & Engineering (5.3%)
Argan, Inc.	9,160	2,019,597
Bowman Consulting Group Ltd., Class A*	2,947	84,726
Concrete Pumping Holdings, Inc.	4,874	29,975
Great Lakes Dredge & Dock Corp.*	13,950	170,051
INNOVATE Corp.*	1,036	5,335
JFB Construction Holdings, Class A*	373	2,467
Limbach Holdings, Inc.*	13,294	1,862,489
Matrix Service Co.*	5,595	75,589
NWPX Infrastructure, Inc.*	2,030	83,250
Orion Group Holdings, Inc.*	7,896	71,617
Primoris Services Corp.	21,733	1,693,870
Southland Holdings, Inc. (x)*	1,837	7,679
Sterling Infrastructure, Inc.*	7,470	1,723,553
Tutor Perini Corp.*	9,329	436,411

		8,266,609

Electrical Equipment (1.3%)
Allient, Inc.	3,020	109,656
American Superconductor Corp.*	8,003	293,630
Amprius Technologies, Inc. (x)*	19,507	82,124
Blink Charging Co. (x)*	2,292	2,154
Broadwind, Inc.*	3,695	6,688
Complete Solaria, Inc.*	12,425	22,862
Energy Vault Holdings, Inc.*	1,147	822
Espey Mfg. & Electronics Corp.	431	19,701
FTC Solar, Inc.*	1,360	6,161
FuelCell Energy, Inc. (x)*	4,475	25,105
Hyliion Holdings Corp. (x)*	27,086	35,754
Ideal Power, Inc.*	1,366	6,188
KULR Technology Group, Inc.*	6,889	49,119
LSI Industries, Inc.	5,595	95,171
NANO Nuclear Energy, Inc. (x)*	5,602	193,213
NeoVolta, Inc. (x)*	5,948	19,628
Powell Industries, Inc.	3,321	698,904

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Power Solutions International, Inc. (x)*	1,371	$88,676
Preformed Line Products Co.	509	81,343
SKYX Platforms Corp.*	14,392	15,040
SolarMax Technology, Inc.*	5,474	5,967
Stem, Inc. (x)*	216	1,346
T1 Energy, Inc. (x)*	23,311	28,673
Thermon Group Holdings, Inc.*	6,994	196,392
Tigo Energy, Inc.*	543	692
TPI Composites, Inc.*	839	721
Ultralife Corp.*	2,146	19,271
Zeo Energy Corp.*	799	2,317

		2,107,318

Ground Transportation (0.2%)
Armlogi Holding Corp.*	1,926	3,120
Covenant Logistics Group, Inc., Class A	3,473	83,734
FTAI Infrastructure, Inc.	20,485	126,392
PAMT Corp.*	1,176	15,135
Proficient Auto Logistics, Inc. (x)*	4,926	35,763
Universal Logistics Holdings, Inc. (x)	1,413	35,862

		300,006

Machinery (1.2%)
374Water, Inc.*	3,216	1,043
3D Systems Corp.*	27,517	42,376
AirJoule Technologies Corp.*	3,934	18,214
Blue Bird Corp.*	6,756	291,589
Columbus McKinnon Corp.	5,939	90,689
Commercial Vehicle Group, Inc.*	6,619	10,988
Douglas Dynamics, Inc.	4,769	140,542
Eastern Co. (The)	1,190	27,156
FreightCar America, Inc.*	2,880	24,826
Gencor Industries, Inc.*	2,124	29,736
Graham Corp.*	2,181	107,981
Hurco Cos., Inc.*	1,177	22,245
Hyster-Yale, Inc.	2,468	98,177
L B Foster Co., Class A*	2,133	46,649
Laser Photonics Corp.*	1,177	3,166
Luxfer Holdings plc	5,617	68,415
Manitowoc Co., Inc. (The)*	7,249	87,133
Mayville Engineering Co., Inc.*	2,989	47,704
Microvast Holdings, Inc.*	41,630	151,117
Miller Industries, Inc.	2,323	103,281
Nauticus Robotics, Inc.*	7,072	6,397
NN, Inc.*	9,934	20,861
Novusterra, Inc. (r)(x)*	957	—
Palladyne AI Corp. (x)*	5,355	46,374
Park-Ohio Holdings Corp.	1,992	35,577
Perma-Pipe International Holdings, Inc.*	1,537	35,151
Richtech Robotics, Inc., Class B (x)*	14,505	28,285
Shyft Group, Inc. (The)	6,820	85,523
Taylor Devices, Inc.*	639	27,733
Titan International, Inc. (x)*	10,196	104,713
Twin Disc, Inc.	2,249	19,859
Wabash National Corp.	8,642	91,865
Xos, Inc.*	972	2,935

		1,918,300

Marine Transportation (0.1%)
Costamare Bulkers Holdings Ltd.*	1,747	15,147
Genco Shipping & Trading Ltd.	8,299	108,468
Himalaya Shipping Ltd. (x)	6,237	35,987
Pangaea Logistics Solutions Ltd. (x)	6,561	30,837
Safe Bulkers, Inc.	12,102	43,688

		234,127

Passenger Airlines (0.1%)
Blade Air Mobility, Inc.*	13,419	54,079
Mesa Air Group, Inc.*	6,423	5,973
Spirit Aviation Holdings, Inc.*	3,284	16,387
Surf Air Mobility, Inc.*	2,681	9,893

		86,332

Professional Services (4.0%)
Asure Software, Inc.*	5,122	49,991
Barrett Business Services, Inc.	5,241	218,497
BGSF, Inc.*	2,027	12,912
BlackSky Technology, Inc., Class A (x)*	5,867	120,743
CRA International, Inc.	11,682	2,188,856
DLH Holdings Corp.*	2,528	14,764
FiscalNote Holdings, Inc. (x)*	1,057	567
Forrester Research, Inc.*	2,506	24,809
Franklin Covey Co.*	2,327	53,102
Heidrick & Struggles International, Inc.	4,297	196,631
HireQuest, Inc.	1,027	10,280
Huron Consulting Group, Inc.*	6,301	866,640
IBEX Holdings Ltd.*	2,088	60,761
Innodata, Inc. (x)*	6,348	325,145
Kelly Services, Inc., Class A	6,376	74,663
Mastech Digital, Inc.*	806	5,779
Mistras Group, Inc.*	3,548	28,419
Nixxy, Inc.*	3,174	6,634
RCM Technologies, Inc.*	1,120	26,398
Resolute Holdings Management, Inc.*	871	27,759
Resources Connection, Inc.	6,789	36,457
Skillsoft Corp. (x)*	921	14,708
Spire Global, Inc. (x)*	5,748	68,401
TrueBlue, Inc.*	5,997	38,861
TTEC Holdings, Inc.*	4,216	20,279
Where Food Comes From, Inc.*	649	7,301
Willdan Group, Inc.*	28,692	1,793,537

		6,292,894

Trading Companies & Distributors (0.5%)
Alta Equipment Group, Inc. (x)	4,376	27,656
BlueLinx Holdings, Inc.*	1,635	121,611
EVI Industries, Inc.	1,145	24,996
Hudson Technologies, Inc.*	8,293	67,339
Karat Packaging, Inc.	1,442	40,607
NPK International, Inc.*	16,867	143,538
Titan Machinery, Inc. (x)*	4,367	86,510
Transcat, Inc.*	1,922	165,215
Willis Lease Finance Corp.	748	106,800

		784,272

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp. (x)*	4,433	43,310

Total Industrials		28,086,924

Information Technology (18.7%)
Communications Equipment (2.0%)
ADTRAN Holdings, Inc.*	15,596	139,896
Applied Optoelectronics, Inc. (x)*	11,261	289,295

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Aviat Networks, Inc.*	2,425	$58,321
BK Technologies Corp.*	570	26,864
Calix, Inc.*	27,787	1,477,991
Clearfield, Inc.*	2,470	107,223
CommScope Holding Co., Inc.*	44,678	369,934
Comtech Telecommunications Corp.*	5,562	13,627
Digi International, Inc.*	7,638	266,261
Franklin Wireless Corp.*	1,953	8,164
Genasys, Inc.*	8,644	14,954
Inseego Corp. (x)*	2,582	21,276
KVH Industries, Inc.*	2,898	15,446
Lantronix, Inc.*	6,389	18,336
NETGEAR, Inc.*	5,816	169,071
Network-1 Technologies, Inc.	316	385
Ribbon Communications, Inc.*	19,617	78,664

		3,075,708

Electronic Equipment, Instruments & Components (4.2%)
908 Devices, Inc. (x)*	5,751	41,005
Aeva Technologies, Inc. (x)*	6,334	239,362
Airgain, Inc.*	1,835	7,615
AmpliTech Group, Inc.*	3,317	7,032
Arlo Technologies, Inc.*	20,838	353,412
Bel Fuse, Inc., Class A	345	30,998
Bel Fuse, Inc., Class B (x)	10,887	1,063,551
Climb Global Solutions, Inc.	820	87,666
Coda Octopus Group, Inc.*	1,065	8,712
Daktronics, Inc. (x)*	8,625	130,410
Evolv Technologies Holdings, Inc. (x)*	24,286	151,545
FARO Technologies, Inc.*	3,981	174,846
Focus Universal, Inc.*	571	2,335
Frequency Electronics, Inc.	1,338	30,386
Identiv, Inc.*	4,616	15,048
Key Tronic Corp.*	111	317
Kimball Electronics, Inc.*	5,108	98,227
LGL Group, Inc. (The)*	588	4,481
LightPath Technologies, Inc., Class A*	7,557	23,276
Lightwave Logic, Inc. (x)*	2,312	2,867
Methode Electronics, Inc.	7,080	67,331
MicroVision, Inc. (x)*	51,279	58,458
M-Tron Industries, Inc.*	510	21,420
Neonode, Inc. (x)*	2,215	56,482
nLight, Inc.*	10,079	198,355
OSI Systems, Inc.*	6,637	1,492,396
Ouster, Inc.*	10,649	258,238
PAR Technology Corp. (x)*	20,262	1,405,575
Powerfleet, Inc. (x)*	26,004	112,077
Red Cat Holdings, Inc. (x)*	15,687	114,201
Research Frontiers, Inc.*	5,313	8,607
RF Industries Ltd.*	1,836	11,879
Richardson Electronics Ltd.	2,591	25,003
ScanSource, Inc.*	4,571	191,114
SmartRent, Inc., Class A*	1,218	1,206
Sono-Tek Corp.*	1,057	4,017
Syntec Optics Holdings, Inc.*	1,674	2,243
Unusual Machines, Inc.*	3,146	26,961
Vishay Precision Group, Inc. (x)*	2,521	70,840
Vuzix Corp. (x)*	13,473	39,341
Wrap Technologies, Inc. (x)*	7,146	11,148

		6,649,983

IT Services (1.5%)
Applied Digital Corp. (x)*	37,075	373,345
Backblaze, Inc., Class A*	11,198	61,589
BigBear.ai Holdings, Inc. (x)*	60,602	411,488
Couchbase, Inc.*	9,019	219,883
Crexendo, Inc.*	2,915	17,694
CSP, Inc.	1,476	19,099
Grid Dynamics Holdings, Inc.*	72,154	833,379
Hackett Group, Inc. (The)	5,276	134,116
Information Services Group, Inc.	7,359	35,323
Rackspace Technology, Inc.*	17,340	22,195
Research Solutions, Inc.*	5,334	15,309
TSS, Inc.*	3,820	110,131
Tucows, Inc., Class A*	1,421	28,008
Unisys Corp.*	13,970	63,284
WidePoint Corp.*	1,512	5,171

		2,350,014

Semiconductors & Semiconductor Equipment (1.9%)
Aehr Test Systems (x)*	5,970	77,192
Aeluma, Inc.*	1,497	24,506
Alpha & Omega Semiconductor Ltd.*	5,187	133,098
Ambarella, Inc.*	7,382	487,692
Amtech Systems, Inc.*	2,841	12,614
Atomera, Inc.*	5,995	30,215
AXT, Inc.*	8,919	18,641
CEVA, Inc.*	4,910	107,922
Credo Technology Group Holding Ltd.*	12,246	1,133,857
Everspin Technologies, Inc.*	4,093	25,745
GCT Semiconductor Holding, Inc.*	6,599	9,832
GSI Technology, Inc.*	4,020	13,507
Ichor Holdings Ltd.*	7,131	140,053
indie Semiconductor, Inc., Class A (x)*	40,609	144,568
inTEST Corp.*	2,460	17,909
Kopin Corp. (x)*	31,214	47,757
Maxeon Solar Technologies Ltd. (x)*	1,228	3,758
Navitas Semiconductor Corp., Class A (x)*	28,071	183,865
NVE Corp.	1,013	74,567
Penguin Solutions, Inc. (x)*	11,179	221,456
QuickLogic Corp. (x)*	3,180	19,589
SkyWater Technology, Inc. (x)*	5,510	54,218

		2,982,561

Software (8.9%)
8x8, Inc.*	27,217	53,345
A10 Networks, Inc.	15,453	299,016
ACCESS Newswire, Inc.*	580	7,134
Agilysys, Inc.*	9,853	1,129,548
Airship AI Holdings, Inc. (x)*	4,179	24,614
Alkami Technology, Inc. (x)*	41,410	1,248,097
Amplitude, Inc., Class A*	48,042	595,721
Arteris, Inc.*	5,916	56,380
AudioEye, Inc. (x)*	1,704	19,852
authID, Inc.*	2,084	11,024
Aware, Inc.*	2,352	4,422
Bit Digital, Inc. (x)*	38,005	83,231
Blend Labs, Inc., Class A*	44,103	145,540
BTCS, Inc. (r)*	650	—
BTCS, Inc. (Nasdaq Stock Exchange)*	2,657	5,845
Cerence, Inc. (x)*	9,166	93,585

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Cipher Mining, Inc. (x)*	55,548	$265,519
Consensus Cloud Solutions, Inc.*	4,069	93,831
Core Scientific, Inc.*	111,841	1,909,126
CoreCard Corp.*	1,181	34,214
CS Disco, Inc.*	5,711	24,957
Daily Journal Corp.*	265	111,896
Digimarc Corp. (x)*	3,277	43,289
Digital Turbine, Inc.*	21,334	125,871
Domo, Inc., Class B*	7,230	101,003
Duos Technologies Group, Inc.*	1,706	12,198
D-Wave Quantum, Inc. (x)*	22,350	327,204
eGain Corp.*	3,781	23,631
Expensify, Inc., Class A*	12,586	32,598
Fatpipe, Inc.*	288	2,834
I3 Verticals, Inc., Class A (x)*	4,835	132,866
Intellicheck, Inc.*	3,519	18,967
Intellinetics, Inc.*	409	5,113
Kaltura, Inc.*	17,477	35,129
Life360, Inc. (x)*	32,433	2,116,253
Mercurity Fintech Holding, Inc. (x)*	6,985	26,892
Mitek Systems, Inc.*	9,326	92,327
Nukkleus, Inc.*	505	5,520
ON24, Inc.*	7,748	42,072
OneSpan, Inc.	7,570	126,343
Ooma, Inc.*	5,329	68,744
Opera Ltd. (ADR)	81,122	1,533,206
Pagaya Technologies Ltd., Class A (x)*	8,804	187,701
Phunware, Inc. (x)*	4,186	13,270
Porch Group, Inc.*	16,874	198,945
Red Violet, Inc.	14,922	734,162
Rekor Systems, Inc.*	22,078	25,611
ReposiTrak, Inc. (x)	2,336	45,902
Rezolve AI plc (x)*	18,926	58,197
Rimini Street, Inc.*	10,324	38,922
Roadzen, Inc.*	7,121	6,979
Silvaco Group, Inc. (x)*	1,621	7,651
SoundThinking, Inc.*	2,065	26,959
SRAX, Inc. (x)*	4,308	—
Synchronoss Technologies, Inc.*	2,208	15,125
Telos Corp.*	11,477	36,382
Terawulf, Inc. (x)*	55,790	244,360
Thumzup Media Corp.*	530	3,715
Upland Software, Inc.*	4,555	8,882
Veea, Inc.*	1,387	2,538
Veritone, Inc. (x)*	7,738	9,750
Viant Technology, Inc., Class A*	33,267	440,122
VirnetX Holding Corp.*	683	7,411
Weave Communications, Inc.*	61,121	508,527
WM Technology, Inc.*	18,691	16,747
Xperi, Inc.*	9,351	73,966
Yext, Inc.*	21,644	183,974
ZenaTech, Inc.*	1,366	5,013

		13,989,768

Technology Hardware, Storage & Peripherals (0.2%)
AstroNova, Inc.*	1,212	14,047
CompoSecure, Inc., Class A (x)*	9,208	129,741
CPI Card Group, Inc.*	1,236	29,318
Eastman Kodak Co. (x)*	13,329	75,309
Foxx Development Holdings, Inc.*	304	1,635
Immersion Corp.	6,204	48,887
One Stop Systems, Inc.*	3,795	13,472
Quantum Corp.*	1,308	13,041
TransAct Technologies, Inc.*	1,793	6,473
Turtle Beach Corp. (x)*	3,217	44,491

		376,414

Total Information Technology		29,424,448

Materials (2.3%)
Chemicals (1.1%)
AdvanSix, Inc.	5,525	131,219
American Vanguard Corp.*	5,456	21,387
Arq, Inc.*	6,620	35,549
ASP Isotopes, Inc. (x)*	11,908	87,643
Aspen Aerogels, Inc.*	13,895	82,258
Core Molding Technologies, Inc.*	1,779	29,514
Flexible Solutions International, Inc.	1,168	5,665
Flotek Industries, Inc.*	3,012	44,457
Ginkgo Bioworks Holdings, Inc., Class A (x)*	7,320	82,350
Hawkins, Inc.	5,818	826,738
Intrepid Potash, Inc.*	2,266	80,964
Koppers Holdings, Inc.	4,062	130,593
Northern Technologies International Corp.	1,548	11,471
Rayonier Advanced Materials, Inc.*	13,489	51,933
Solesence, Inc.*	3,556	15,504
Trinseo plc	6,822	21,285
Valhi, Inc.	444	7,175

		1,665,705

Construction Materials (0.0%)†
Smith-Midland Corp.*	628	21,076

Containers & Packaging (0.1%)
Myers Industries, Inc.	7,782	112,761
Ranpak Holdings Corp., Class A*	9,827	35,082

		147,843

Metals & Mining (1.0%)
5E Advanced Materials, Inc. (x)*	365	1,285
American Battery Technology Co. (x)*	16,850	27,297
American Infrastructure Corp. (r)(x)*	1,723	—
Ampco-Pittsburgh Corp.*	3,305	9,783
Ascent Industries Co.*	1,649	20,794
Caledonia Mining Corp. plc	3,459	66,828
Contango ORE, Inc. (x)*	1,815	35,356
Critical Metals Corp. (x)*	6,759	24,197
Dakota Gold Corp.*	18,025	66,512
Ferroglobe plc	24,939	91,526
Friedman Industries, Inc.	1,305	21,611
Hycroft Mining Holding Corp., Class A*	4,212	13,184
i-80 Gold Corp.*	3,143	1,881
Idaho Strategic Resources, Inc.*	2,605	34,074
Ivanhoe Electric, Inc. (x)*	17,991	163,178
Lifezone Metals Ltd. (x)*	6,011	24,765
Metallus, Inc.*	7,761	119,597
NioCorp Developments Ltd. (x)*	10,819	25,208
Olympic Steel, Inc.	2,072	67,527
Perpetua Resources Corp.*	9,652	117,175
Piedmont Lithium, Inc. (x)*	4,335	25,230
Radius Recycling, Inc.	5,820	172,796
Ramaco Resources, Inc., Class A (x)	7,449	97,880

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Ramaco Resources, Inc., Class B	207	$1,693
ReElement Technologies Corp. (x)*	3,055	—
SunCoke Energy, Inc.	17,804	152,936
Tredegar Corp.*	5,578	49,086
United States Antimony Corp.*	19,124	41,690
US Gold Corp.*	2,275	27,755
US Goldmining, Inc.*	339	2,780
Vox Royalty Corp.	8,056	25,457

		1,529,081

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	3,314	90,273
Magnera Corp. (x)*	6,985	84,379

		174,652

Total Materials		3,538,357

Real Estate (1.6%)
Diversified REITs (0.3%)
Alpine Income Property Trust, Inc. (REIT)	2,643	38,879
CTO Realty Growth, Inc. (REIT)	6,408	110,602
Gladstone Commercial Corp. (REIT)	9,652	138,313
Modiv Industrial, Inc. (REIT), Class C	1,981	27,892
NexPoint Diversified Real Estate Trust (REIT)	7,087	29,695
One Liberty Properties, Inc. (REIT)	3,826	91,288

		436,669

Health Care REITs (0.3%)
Diversified Healthcare Trust (REIT)	45,914	164,372
Global Medical REIT, Inc. (REIT)	13,367	92,633
Strawberry Fields REIT, Inc. (REIT)	1,581	16,664
Universal Health Realty Income Trust (REIT)	2,718	108,639

		382,308

Hotel & Resort REITs (0.1%)
Ashford Hospitality Trust, Inc. (REIT)*	1,110	6,682
Braemar Hotels & Resorts, Inc. (REIT)	12,157	29,785
Chatham Lodging Trust (REIT)	9,707	67,658

		104,125

Industrial REITs (0.1%)
Industrial Logistics Properties Trust (REIT)	11,312	51,469
Plymouth Industrial REIT, Inc. (REIT)	8,667	139,192

		190,661

Office REITs (0.2%)
City Office REIT, Inc. (REIT)	8,074	43,115
Franklin Street Properties Corp. (REIT)	16,703	27,393
NET Lease Office Properties (REIT)*	3,128	101,816
Orion Properties, Inc. (REIT)	11,014	23,460
Peakstone Realty Trust (REIT) (x)	7,691	101,598
Postal Realty Trust, Inc. (REIT), Class A	4,711	69,393

		366,775

Real Estate Management & Development (0.3%)
American Realty Investors, Inc. (x)*	258	3,643
AMREP Corp.*	607	12,705
Comstock Holding Cos., Inc., Class A*	614	6,195
Douglas Elliman, Inc.*	15,285	35,461
FRP Holdings, Inc.*	2,503	67,306
JW Mays, Inc.*	69	2,622
Logistic Properties of The Americas*	516	3,524
Maui Land & Pineapple Co., Inc.*	1,388	25,248
Offerpad Solutions, Inc. (x)*	4,574	4,162
RE/MAX Holdings, Inc., Class A*	3,823	31,272
Real Brokerage, Inc. (The)*	22,186	100,059
Seaport Entertainment Group, Inc. (x)*	1,538	28,684
Star Holdings*	2,704	21,118
Stratus Properties, Inc.*	1,353	25,545
Tejon Ranch Co.*	4,414	74,861
Transcontinental Realty Investors, Inc.*	371	15,808

		458,213

Residential REITs (0.0%)†
Bluerock Homes Trust, Inc. (REIT)	674	8,439
BRT Apartments Corp. (REIT)	2,286	35,753
Clipper Realty, Inc. (REIT)	2,954	10,841

		55,033

Retail REITs (0.2%)
CBL & Associates Properties, Inc. (REIT)	3,898	98,970
FrontView REIT, Inc. (REIT) (x)	3,699	44,388
Whitestone REIT (REIT)	9,493	118,473

		261,831

Specialized REITs (0.1%)
Farmland Partners, Inc. (REIT) (x)	8,730	100,482
Gladstone Land Corp. (REIT) (x)	7,146	72,675
Global Self Storage, Inc. (REIT)	2,068	11,043

		184,200

Total Real Estate		2,439,815

Utilities (0.4%)
Electric Utilities (0.1%)
Genie Energy Ltd., Class B	4,451	119,643

Gas Utilities (0.0%)†
RGC Resources, Inc.	1,706	38,180

Independent Power and Renewable Electricity Producers (0.0%)†
Spruce Power Holding Corp.*	3,458	6,985

Multi-Utilities (0.1%)
Unitil Corp.	3,407	177,675

Water Utilities (0.2%)
Cadiz, Inc. (x)*	11,490	34,355
Consolidated Water Co. Ltd. (x)	3,177	95,374
Global Water Resources, Inc.	2,598	26,474
Pure Cycle Corp.*	4,115	44,113
York Water Co. (The)	3,059	96,664

		296,980

Total Utilities		639,463

Total Common Stocks (98.1%) (Cost $137,864,803)		154,470,035

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	1,755	$—
Icosavax, Inc., CVR *	4,644	1,393
Sanofi Aatd, Inc., CVR (r)*	5,676	2,756

Total Health Care		4,149

Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR (r)*	411	325

Total Industrials		325

Total Rights (0.0%)† (Cost $3,836)		4,474

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Pulse Biosciences, Inc., expiring 6/27/29*	287	587

Total Health Care		587

Information Technology (0.0%)†
Electronic Equipment, Instruments & Components (0.0%)†
M-Tron Industries, Inc., expiring 3/11/28*	439	455

Total Information Technology		455

Total Warrants (0.0%)† (Cost $—)		1,042

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (4.2%)
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 day yield) (xx)	1,600,000	1,600,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	4,616,120	$4,616,120
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	444,277	444,366

Total Investment Companies		6,660,486

Total Short-Term Investments (4.2%) (Cost $6,660,486)		6,660,486

Total Investments in Securities (102.3%) (Cost $144,529,125)		161,136,037
Other Assets Less Liabilities (-2.3%)		(3,643,383)

Net Assets (100%)		$157,492,654

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the market value or fair value, as applicable, of these securities amounted to $168,969 or 0.1% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $17,189,961. This was collateralized by $11,307,865 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 7/15/25 - 2/15/55 and by cash of $6,216,120 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:
ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index	69	9/2025	USD	756,137	11,821

					11,821

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$6,978,001	$—		$—		$6,978,001
Consumer Discretionary	10,648,154	—		—		10,648,154
Consumer Staples	8,864,238	—		—		8,864,238
Energy	3,495,043	—		—		3,495,043
Financials	24,581,001	—		—	(a)	24,581,001
Health Care	35,774,591	—		—		35,774,591
Industrials	28,086,924	—		—	(a)	28,086,924
Information Technology	29,424,448	—	(a)	—	(a)	29,424,448
Materials	3,538,357	—	(a)	—	(a)	3,538,357
Real Estate	2,439,815	—		—		2,439,815
Utilities	639,463	—		—		639,463
Futures	11,821	—		—		11,821
Rights
Health Care	—	1,393		2,756		4,149
Industrials	—	—		325		325
Short-Term Investments
Investment Companies	6,660,486	—		—		6,660,486
Warrants
Health Care	—	587		—		587
Information Technology	455	—		—		455

Total Assets	$161,142,797	$1,980		$3,081		$161,147,858

Total Liabilities	$—	$—		$—		$—

Total	$161,142,797	$1,980		$3,081		$161,147,858

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$11,821	*

Total		$11,821

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(98,196)	$(98,196)

Total	$(98,196)	$(98,196)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$40,935	$40,935

Total	$40,935	$40,935

^	The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$559,000

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$63,238,693
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$69,674,218

During the six months ended June 30, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 4%)*	Net Proceeds of Sales and Redemptions (affiliated 15%)*	Net Realized Gain (Loss)
$ 2,534,117	$10,469,979	$4,861,723

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,929,953
Aggregate gross unrealized depreciation	(21,617,983)

Net unrealized appreciation	$15,311,970

Federal income tax cost of investments in securities and derivative instruments, if applicable	$145,835,888

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $144,529,125)	$161,136,037
Cash	2,864,046
Cash held as collateral at broker for futures	55,200
Receivable for securities sold	191,033
Dividends, interest and other receivables	58,158
Due from Custodian	24,820
Securities lending income receivable	20,091
Receivable for Portfolio shares sold	996
Due from broker for futures variation margin	750
Other assets	1,581

Total assets	164,352,712

LIABILITIES
Payable for return of collateral on securities loaned	6,216,120
Payable for securities purchased	385,290
Payable for Portfolio shares repurchased	84,934
Investment management fees payable	82,072
Administrative fees payable	15,010
Distribution fees payable – Class IB	1,777
Accrued expenses	74,855

Total liabilities	6,860,058

Commitments and contingent liabilities^
NET ASSETS	$157,492,654

Net assets were comprised of:
Paid in capital	$149,029,182
Total distributable earnings (loss)	8,463,472

Net assets	$157,492,654

Class IB
Net asset value, offering and redemption price per share, $8,952,362 / 890,830 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.05

Class K
Net asset value, offering and redemption price per share, $148,540,292 / 14,641,873 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.14

(x)	Includes value of securities on loan of $17,189,961.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $138 foreign withholding tax)	$643,654
Interest	45,368
Securities lending (net)	117,948

Total income	806,970

EXPENSES
Investment management fees	637,863
Administrative fees	93,423
Custodian fees	54,830
Professional fees	29,451
Distribution fees – Class IB	10,472
Printing and mailing expenses	10,283
Trustees’ fees	2,587
Miscellaneous	2,113

Gross expenses	841,022
Less: Waiver from investment manager	(155,299)

Net expenses	685,723

NET INVESTMENT INCOME (LOSS)	121,247

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	678,975
Futures contracts	(98,196)

Net realized gain (loss)	580,779

Change in unrealized appreciation (depreciation) on:
Investments in securities	(5,588,705)
Futures contracts	40,935

Net change in unrealized appreciation (depreciation)	(5,547,770)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(4,966,991)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,845,744)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$121,247	$96,752
Net realized gain (loss)	580,779	18,260,477
Net change in unrealized appreciation (depreciation)	(5,547,770)	11,255,881

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,845,744)	29,613,110

Distributions to shareholders:
Class IB	—	(25,586)
Class K	—	(767,256)

Total distributions to shareholders	—	(792,842)

Tax return of capital:
Class IB	—	(457)
Class K	—	(13,700)

Total tax return of capital	—	(14,157)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 145,868 and 1,060,611 shares, respectively ]	1,455,582	9,594,898
Capital shares issued in reinvestment of dividends [ 0 and 2,441 shares, respectively ]	—	26,043
Capital shares repurchased [ (152,842) and (1,198,234) shares, respectively ]	(1,522,889)	(10,901,979)

Total Class IB transactions	(67,307)	(1,281,038)

Class K
Capital shares sold [ 443,514 and 1,750,219 shares, respectively ]	3,662,777	15,773,683
Capital shares issued in reinvestment of dividends [ 0 and 72,611 shares, respectively ]	—	780,956
Capital shares repurchased [ (1,028,003) and (2,192,922) shares, respectively ]	(9,804,279)	(20,596,188)

Total Class K transactions	(6,141,502)	(4,041,549)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,208,809)	(5,322,587)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,054,553)	23,483,524
NET ASSETS:
Beginning of period	168,547,207	145,063,683

End of period	$157,492,654	$168,547,207

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.37		$8.66	$8.09	$11.27	$13.80	$10.49

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#	(0.02)†	(0.01)†	— #	(0.07)	(0.01)
Net realized and unrealized gain (loss)	(0.32)		1.76	0.63	(2.93)	1.51	5.14

Total from investment operations	(0.32)		1.74	0.62	(2.93)	1.44	5.13

Less distributions:
Dividends from net investment income	—		(0.03)	(0.05)	(0.01)	—	— #
Distributions from net realized gains	—		—	—	(0.24)	(3.97)	(1.82)
Return of capital	—		— #	—	—	—	—

Total dividends and distributions	—		(0.03)	(0.05)	(0.25)	(3.97)	(1.82)

Net asset value, end of period	$10.05		$10.37	$8.66	$8.09	$11.27	$13.80

Total return (b)	(3.09)%		20.06%	7.62%	(26.00)%	10.96%	50.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,952		$9,312	$8,945	$8,138	$11,220	$3,348
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15%		1.15%	1.15%	1.15%	1.15%	1.15%
Before waivers (a)(f)	1.36%		1.38%	1.36%	1.34%	1.30%	1.37%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.07)%		(0.18)%	(0.17)%	(0.02)%	(0.45)%	(0.06)%
Before waivers (a)(f)	(0.28)%		(0.41)%	(0.38)%	(0.21)%	(0.59)%	(0.28)%
Portfolio turnover rate^	42	%(z)	90%	88%	78%	62%	94%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.46		$8.73	$8.16	$11.35	$13.85	$10.52

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		0.01	0.01	0.02	(0.04)	0.02
Net realized and unrealized gain (loss)	(0.33)		1.77	0.63	(2.93)	1.51	5.16

Total from investment operations	(0.32)		1.78	0.64	(2.91)	1.47	5.18

Less distributions:
Dividends from net investment income	—		(0.05)	(0.07)	(0.04)	— #	(0.03)
Distributions from net realized gains	—		—	—	(0.24)	(3.97)	(1.82)
Return of capital	—		— #	—	—	—	—

Total dividends and distributions	—		(0.05)	(0.07)	(0.28)	(3.97)	(1.85)

Net asset value, end of period	$10.14		$10.46	$8.73	$8.16	$11.35	$13.85

Total return (b)	(3.06)%		20.39%	7.82%	(25.71)%	11.13%	50.54%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$148,540		$159,235	$136,119	$143,894	$194,975	$196,267
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90%		0.90%	0.90%	0.90%	0.90%	0.90%
Before waivers (a)(f)	1.11%		1.13%	1.11%	1.09%	1.05%	1.12%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.18%		0.08%	0.07%	0.23%	(0.23)%	0.19%
Before waivers (a)(f)	(0.03)%		(0.16)%	(0.13)%	0.04%	(0.38)%	(0.03)%
Portfolio turnover rate^	42	%(z)	90%	88%	78%	62%	94%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Food, Beverage & Tobacco (1.4%)
Agricultural Products & Services (1.4%)
Archer-Daniels-Midland Co.	5,192	$274,034
Bunge Global SA	1,449	116,325
Wilmar International Ltd.	20,644	46,597

		436,956

Total Food, Beverage & Tobacco		436,956

Energy (63.3%)
Coal & Consumable Fuels (1.1%)
Cameco Corp.	4,708	349,638

Integrated Oil & Gas (44.3%)
BP plc	173,214	869,496
Cenovus Energy, Inc.	14,791	201,268
Chevron Corp.	17,945	2,569,545
Eni SpA	23,821	386,105
Equinor ASA	9,060	229,300
Exxon Mobil Corp.	46,774	5,042,237
Galp Energia SGPS SA	4,512	82,753
Imperial Oil Ltd.	1,927	153,085
Occidental Petroleum Corp.	7,617	319,990
OMV AG	1,593	86,656
Repsol SA (x)	12,516	183,332
Shell plc	64,733	2,268,932
Suncor Energy, Inc.	13,379	501,166
TotalEnergies SE	22,094	1,355,935

		14,249,800

Oil & Gas Exploration & Production (17.9%)
Aker BP ASA	3,417	87,396
ARC Resources Ltd.	6,336	133,583
Canadian Natural Resources Ltd.	22,702	713,527
ConocoPhillips	13,671	1,226,836
Coterra Energy, Inc.	8,263	209,715
Devon Energy Corp.	6,667	212,077
Diamondback Energy, Inc.	2,067	284,006
EOG Resources, Inc.	5,964	713,354
EQT Corp.	6,138	357,968
Expand Energy Corp.	2,265	264,869
Hess Corp.	3,178	440,280
Inpex Corp. (x)	9,533	134,053
Santos Ltd.	35,122	177,065
Texas Pacific Land Corp.	211	222,898
Tourmaline Oil Corp.	3,845	185,509
Whitecap Resources, Inc. (x)	13,343	89,656
Woodside Energy Group Ltd.	20,533	319,331

		5,772,123

Total Energy		20,371,561

Materials (34.3%)
Aluminum (0.3%)
Norsk Hydro ASA	15,208	86,818

Copper (3.1%)
Antofagasta plc	4,264	105,910
First Quantum Minerals Ltd.*	7,668	136,214
Freeport-McMoRan, Inc.	15,541	673,702
Lundin Mining Corp.	7,491	78,774

		994,600

Diversified Metals & Mining (11.3%)
Anglo American plc	12,103	357,183
BHP Group Ltd.	54,892	1,327,674
Boliden AB*	3,074	95,883
Glencore plc	110,884	431,653
Ivanhoe Mines Ltd., Class A*	8,045	60,437
Rio Tinto Ltd.	4,014	283,018
Rio Tinto plc	12,205	711,173
South32 Ltd.	48,801	93,464
Sumitomo Metal Mining Co. Ltd.	2,696	66,649
Teck Resources Ltd., Class B	5,084	205,600

		3,632,734

Fertilizers & Agricultural Chemicals (3.6%)
CF Industries Holdings, Inc.	1,800	165,600
Corteva, Inc.	7,386	550,478
ICL Group Ltd.	8,373	57,398
Nutrien Ltd.	5,283	307,844
Yara International ASA	1,791	66,100

		1,147,420

Forest Products (0.4%)
Svenska Cellulosa AB SCA, Class B	6,570	85,416
West Fraser Timber Co. Ltd.	584	42,826

		128,242

Gold (10.0%)
Agnico Eagle Mines Ltd.	5,442	648,364
Alamos Gold, Inc., Class A	4,547	120,942
Barrick Mining Corp.	18,599	387,209
Evolution Mining Ltd.	21,654	111,020
Franco-Nevada Corp.	2,083	341,984
Kinross Gold Corp.	13,306	207,932
Lundin Gold, Inc.	1,171	61,828
Newmont Corp.	12,190	710,189
Northern Star Resources Ltd.	14,687	179,309
Wheaton Precious Metals Corp.	4,906	441,189

		3,209,966

Paper Products (1.0%)
Holmen AB, Class B (x)	824	32,678
Mondi plc	4,774	77,948
Stora Enso OYJ, Class R	6,298	68,431
UPM-Kymmene OYJ	5,772	157,468

		336,525

Silver (0.3%)
Pan American Silver Corp.	3,916	111,117

Steel (4.3%)
ArcelorMittal SA	5,072	160,537
BlueScope Steel Ltd.	4,743	72,140
Fortescue Ltd.	18,313	184,165
JFE Holdings, Inc. (x)	6,245	72,726
Nippon Steel Corp.	10,481	198,914
Nucor Corp.	2,495	323,202
Reliance, Inc.	572	179,551
Steel Dynamics, Inc.	1,540	197,135

		1,388,370

Total Materials		11,035,792

Total Common Stocks (99.0%) (Cost $25,873,915)		31,844,309

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.8%)
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	251,360	$251,360

Total Short-Term Investments (0.8%) (Cost $251,360)		251,360

Total Investments in Securities (99.8%) (Cost $26,125,275)		32,095,669
Other Assets Less Liabilities (0.2%)		65,530

Net Assets (100%)		$32,161,199

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $443,318. This was collateralized by $226,987 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 7/15/25 - 2/15/55 and by cash of $251,360 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Food, Beverage & Tobacco	$390,359	$46,597	$—	$436,956
Energy	14,191,207	6,180,354	—	20,371,561
Materials	5,952,117	5,083,675	—	11,035,792
Short-Term Investments
Investment Companies	251,360	—	—	251,360

Total Assets	$20,785,043	$11,310,626	$—	$32,095,669

Total Liabilities	$—	$—	$—	$—

Total	$20,785,043	$11,310,626	$—	$32,095,669

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,501,174
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,649,572

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,798,041
Aggregate gross unrealized depreciation	(1,288,536)

Net unrealized appreciation	$5,509,505

Federal income tax cost of investments in securities and derivative instruments, if applicable	$26,586,164

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $26,125,275)	$32,095,669
Cash	244,391
Foreign cash (Cost $35,345)	36,027
Dividends, interest and other receivables	46,438
Receivable for Portfolio shares sold	4,707
Receivable from investment manager	435
Securities lending income receivable	274
Other assets	21,287

Total assets	32,449,228

LIABILITIES
Payable for return of collateral on securities loaned	251,360
Payable for Portfolio shares repurchased	9,055
Distribution fees payable – Class IB	5,209
Accrued expenses	22,405

Total liabilities	288,029

Commitments and contingent liabilities^
NET ASSETS	$32,161,199

Net assets were comprised of:
Paid in capital	$30,903,774
Total distributable earnings (loss)	1,257,425

Net assets	$32,161,199

Class IB
Net asset value, offering and redemption price per share, $25,658,780 / 2,651,663 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.68

Class K
Net asset value, offering and redemption price per share, $6,502,419 / 670,832 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.69

(x)	Includes value of securities on loan of $443,318.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $26,465 foreign withholding tax)	$567,550
Interest	3,742
Securities lending (net)	876

Total income	572,168

EXPENSES
Investment management fees	75,687
Licensing fees	44,631
Distribution fees – Class IB	30,387
Professional fees	25,255
Custodian fees	20,034
Administrative fees	13,718
Printing and mailing expenses	6,144
Trustees’ fees	499
Miscellaneous	5,226

Gross expenses	221,581
Less: Waiver from investment manager	(89,405)
Reimbursement from investment manager	(3,336)

Net expenses	128,840

NET INVESTMENT INCOME (LOSS)	443,328

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(289,794)
Foreign currency transactions	5,879

Net realized gain (loss)	(283,915)

Change in unrealized appreciation (depreciation) on:
Investments in securities	2,263,606
Foreign currency translations	2,548

Net change in unrealized appreciation (depreciation)	2,266,154

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,982,239

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,425,567

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$443,328	$926,262
Net realized gain (loss)	(283,915)	(127,980)
Net change in unrealized appreciation (depreciation)	2,266,154	(2,374,693)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,425,567	(1,576,411)

Distributions to shareholders:
Class IB	—	(730,203)
Class K	—	(198,266)

Total distributions to shareholders	—	(928,469)

Tax return of capital:
Class IB	—	(577)
Class K	—	(157)

Total tax return of capital	—	(734)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 300,313 and 418,881 shares, respectively ]	2,823,672	4,118,799
Capital shares issued in reinvestment of dividends [ 0 and 78,725 shares, respectively ]	—	730,780
Capital shares repurchased [ (283,699) and (695,865) shares, respectively ]	(2,656,995)	(6,910,298)

Total Class IB transactions	166,677	(2,060,719)

Class K
Capital shares sold [ 65,095 and 5,705 shares, respectively ]	602,873	56,912
Capital shares issued in reinvestment of dividends [ 0 and 21,368 shares, respectively ]	—	198,423
Capital shares repurchased [ (43,984) and (115,245) shares, respectively ]	(410,689)	(1,156,919)

Total Class K transactions	192,184	(901,584)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	358,861	(2,962,303)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,784,428	(5,467,917)
NET ASSETS:
Beginning of period	29,376,771	34,844,688

End of period	$32,161,199	$29,376,771

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022		2021		2020
Net asset value, beginning of period	$8.94		$9.76		$10.00		$7.81		$6.22		$7.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.27		0.30		0.36		0.29	(1)	0.21
Net realized and unrealized gain (loss)	0.61		(0.80)		(0.19)		2.17		1.57		(1.41)

Total from investment operations	0.74		(0.53)		0.11		2.53		1.86		(1.20)

Less distributions:
Dividends from net investment income	—		(0.29)		(0.35)		(0.34)		(0.27)		(0.25)
Return of capital	—		—	#	—		—		—		—

Total dividends and distributions	—		(0.29)		(0.35)		(0.34)		(0.27)		(0.25)

Net asset value, end of period	$9.68		$8.94		$9.76		$10.00		$7.81		$6.22

Total return (b)	8.28%		(5.56)%		1.17%		32.35%		30.04%		(15.65)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$25,659		$23,564		$27,642		$33,318		$14,009		$6,214
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90	%(j)	0.90	%(j)	0.90	%(j)	0.90	%(j)	0.92	%(g)	0.90%
Before waivers and reimbursements (a)(f)	1.51%		1.51%		1.28%		1.33%		1.56	%(g)	2.02%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	2.88%		2.72%		3.08%		3.79%		3.89	%(aa)	3.66%
Before waivers and reimbursements (a)(f)	2.27%		2.11%		2.69%		3.37%		3.25	%(aa)	2.54%
Portfolio turnover rate^	5	%(z)	4%		11%		15%		32%		15%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024		2023		2022		2021		2020
Net asset value, beginning of period	$8.95		$9.76		$10.01		$7.81		$6.22		$7.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.30		0.33		0.39		0.31	(1)	0.24
Net realized and unrealized gain (loss)	0.59		(0.80)		(0.20)		2.17		1.57		(1.43)

Total from investment operations	0.74		(0.50)		0.13		2.56		1.88		(1.19)

Less distributions:
Dividends from net investment income	—		(0.31)		(0.38)		(0.36)		(0.29)		(0.26)
Return of capital	—		—	#	—		—		—		—

Total dividends and distributions	—		(0.31)		(0.38)		(0.36)		(0.29)		(0.26)

Net asset value, end of period	$9.69		$8.95		$9.76		$10.01		$7.81		$6.22

Total return (b)	8.27%		(5.21)%		1.32%		32.79%		30.32%		(15.46)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,502		$5,813		$7,203		$8,514		$8,507		$7,283
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65	%(j)	0.65	%(j)	0.65	%(j)	0.65	%(j)	0.66	%(g)	0.65%
Before waivers and reimbursements (a)(f)	1.26%		1.26%		1.04%		1.07%		1.31	%(g)	1.69%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.12%		2.98%		3.29%		4.15%		4.12	%(aa)	4.09%
Before waivers and reimbursements (a)(f)	2.50%		2.36%		2.91%		3.73%		3.48	%(aa)	3.05%
Portfolio turnover rate^	5	%(z)	4%		11%		15%		32%		15%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
#	Per share amount is less than $0.005.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.27 and $0.29 for Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.02%
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.90% for Class IB and 0.65% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.30% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (0.0%)†
Hotels, Resorts & Cruise Lines (0.0%)†
PPHE Hotel Group Ltd.	453	$9,949

Total Consumer Discretionary		9,949

Consumer Staples (0.1%)
Consumer Staples Merchandise Retail (0.1%)
Aeon Co. Ltd.	1,188	36,470

Total Consumer Staples		36,470

Health Care (0.2%)
Health Care Facilities (0.2%)
Chartwell Retirement Residences	5,453	74,442

Total Health Care		74,442

Information Technology (0.4%)
Internet Services & Infrastructure (0.4%)
NEXTDC Ltd.*	12,562	119,881
SUNeVision Holdings Ltd.	12,000	11,557

		131,438

Total Information Technology		131,438

Real Estate (97.6%)
Data Center REITs (7.6%)
Digital Core REIT Management Pte. Ltd. (REIT)	16,920	8,968
Digital Realty Trust, Inc. (REIT)	6,658	1,160,689
Equinix, Inc. (REIT)	1,929	1,534,462
Keppel DC REIT (REIT)	35,272	64,635

		2,768,754

Diversified Real Estate Activities (4.9%)
Allreal Holding AG (Registered)	290	68,055
City Developments Ltd.	8,292	33,846
Heiwa Real Estate Co. Ltd.	790	12,014
Mitsubishi Estate Co. Ltd.	22,127	415,328
Mitsui Fudosan Co. Ltd.	51,605	499,906
New World Development Co. Ltd. (x)*	26,996	19,602
Nomura Real Estate Holdings, Inc.	10,240	60,002
Peach Property Group AG (x)*	638	5,765
Sumitomo Realty & Development Co. Ltd.	6,481	250,545
Sun Hung Kai Properties Ltd.	27,259	312,699
Tokyo Tatemono Co. Ltd.	3,752	66,869
UOL Group Ltd.	8,993	43,710

		1,788,341

Diversified REITs (6.5%)
Activia Properties, Inc. (REIT)	39	33,230
AEW UK REIT plc (REIT)(m)	2,413	3,590
Alexander & Baldwin, Inc. (REIT)	1,426	25,426
American Assets Trust, Inc. (REIT)	1,016	20,066
Argosy Property Ltd. (REIT)	14,861	9,783
British Land Co. plc (The) (REIT)	19,180	99,096
Broadstone Net Lease, Inc. (REIT)	3,706	59,481
Charter Hall Group (REIT)	9,258	116,928
Charter Hall Long Wale REIT (REIT)	13,393	35,964
Covivio SA (REIT)	1,063	67,053
Custodian Property Income REIT plc (REIT)	7,842	8,407
Daiwa House REIT Investment Corp. (REIT) (x)	41	69,327
Essential Properties Realty Trust, Inc. (REIT)	3,881	123,843
Global Net Lease, Inc. (REIT)	3,861	29,151
GPT Group (The) (REIT)	37,872	120,639
Growthpoint Properties Australia Ltd. (REIT)	5,148	7,894
H&R REIT (REIT)	5,114	40,108
Hankyu Hanshin REIT, Inc. (REIT)	12	13,025
Heiwa Real Estate REIT, Inc. (REIT)	19	17,851
Hulic REIT, Inc. (REIT)	24	25,999
Icade (REIT)	902	25,330
KDX Realty Investment Corp. (REIT)	73	79,131
Land Securities Group plc (REIT)	14,642	126,821
LondonMetric Property plc (REIT)	44,253	123,309
Mapletree Pan Asia Commercial Trust (REIT)	44,386	43,985
Merlin Properties SOCIMI SA (REIT)	7,432	97,438
Mirai Corp. (REIT)	35	10,743
Mirvac Group (REIT)	77,670	112,461
Mori Trust REIT, Inc. (REIT)	46	22,041
NIPPON REIT Investment Corp. (REIT)	32	19,644
Nomura Real Estate Master Fund, Inc. (REIT)	81	82,797
NTT UD REIT Investment Corp. (REIT)	25	22,221
OUE REIT (REIT)	44,263	10,443
Schroder REIT Ltd. (REIT)	9,663	7,189
Sekisui House REIT, Inc. (REIT)	77	40,584
SK REITs Co. Ltd. (REIT)	3,173	10,862
Star Asia Investment Corp. (REIT) (x)	48	19,066
Stockland (REIT)	46,131	162,736
Stoneweg Europe Stapled Trust (REIT)	6,013	10,766
Stride Property Group (REIT)	9,472	6,524
Sunlight REIT (REIT)	19,781	5,695
Suntec REIT (REIT)	41,478	36,862
Takara Leben Real Estate Investment Corp. (REIT)	17	10,660
Tokyu REIT, Inc. (REIT)	16	21,644
United Urban Investment Corp. (REIT)	60	64,623
WP Carey, Inc. (REIT)	4,278	266,862

		2,367,298

Health Care REITs (11.2%)
Aedifica SA (REIT)	939	73,058
Alexandria Real Estate Equities, Inc. (REIT)	3,385	245,853
American Healthcare REIT, Inc. (REIT)	3,110	114,261
Assura plc (REIT)	62,824	43,333
CareTrust REIT, Inc. (REIT)	3,691	112,945
Cofinimmo SA (REIT)	753	68,476
Health Care & Medical Investment Corp. (REIT)	6	4,825
Healthcare Realty Trust, Inc. (REIT), Class A	6,476	102,709
HealthCo REIT (REIT) (x)	8,170	3,952
Healthpeak Properties, Inc. (REIT)	13,680	239,537
Life Science REIT plc (REIT)	5,657	3,541
LTC Properties, Inc. (REIT)	889	30,768

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Medical Properties Trust, Inc. (REIT) (x)	10,026	$43,212
National Health Investors, Inc. (REIT)	903	63,318
NorthWest Healthcare Properties REIT (REIT) (x)	4,884	17,861
Omega Healthcare Investors, Inc. (REIT)	5,667	207,696
Parkway Life REIT (REIT)	8,500	27,409
Primary Health Properties plc (REIT)	25,378	34,452
Sabra Health Care REIT, Inc. (REIT)	4,645	85,654
Sila Realty Trust, Inc. (REIT)	1,087	25,729
Target Healthcare REIT plc (REIT)	12,260	17,535
Ventas, Inc. (REIT)	8,612	543,848
Welltower, Inc. (REIT)	12,933	1,988,190

		4,098,162

Hotel & Resort REITs (2.0%)
Apple Hospitality REIT, Inc. (REIT)	4,375	51,056
CapitaLand Ascott Trust (REIT)	51,175	35,619
CDL Hospitality Trusts (REIT)	15,277	9,432
DiamondRock Hospitality Co. (REIT)	4,076	31,222
Far East Hospitality Trust (REIT)	18,469	8,207
Hoshino Resorts REIT, Inc. (REIT)	11	18,409
Host Hotels & Resorts, Inc. (REIT)	13,533	207,867
Invincible Investment Corp. (REIT) (x)	143	61,567
Japan Hotel REIT Investment Corp. (REIT)	96	50,732
Park Hotels & Resorts, Inc. (REIT)	3,876	39,651
Pebblebrook Hotel Trust (REIT)	2,296	22,937
RLJ Lodging Trust (REIT)	2,900	21,112
Ryman Hospitality Properties, Inc. (REIT)	1,149	113,372
Sunstone Hotel Investors, Inc. (REIT)	3,764	32,672
Xenia Hotels & Resorts, Inc. (REIT)	1,986	24,964

		728,819

Industrial REITs (14.0%)
AIMS APAC REIT (REIT)	13,893	14,423
Americold Realty Trust, Inc. (REIT)	5,626	93,560
ARGAN SA (REIT)	324	24,998
CapitaLand Ascendas REIT (REIT)	70,387	148,358
Centuria Industrial REIT (REIT)	12,403	25,469
CRE Logistics REIT, Inc. (REIT)	11	11,534
Dexus Industria REIT (REIT)	6,274	11,232
Dream Industrial REIT (REIT) (x)	5,624	48,693
EastGroup Properties, Inc. (REIT)	1,029	171,967
ESR Kendall Square REIT Co. Ltd. (REIT)	2,350	7,313
ESR-REIT (REIT)	13,924	26,939
First Industrial Realty Trust, Inc. (REIT)	2,526	121,576
Frasers Logistics & Commercial Trust (REIT) (m)	54,769	36,829
GLP J-REIT (REIT)	86	77,457
Goodman Group (REIT)	39,166	882,608
Goodman Property Trust (REIT)	19,038	22,397
Granite REIT (REIT)	1,223	62,131
Industrial & Infrastructure Fund Investment Corp. (REIT) (x)	47	39,655
Innovative Industrial Properties, Inc. (REIT)	543	29,985
Japan Logistics Fund, Inc. (REIT)	51	33,113
LaSalle Logiport REIT (REIT)	33	31,876
Lineage, Inc. (REIT) (x)	1,394	60,667
LXP Industrial Trust (REIT)	5,695	47,041
Mapletree Industrial Trust (REIT)	40,399	64,816
Mapletree Logistics Trust (REIT)	66,766	61,961
Mitsubishi Estate Logistics REIT Investment Corp. (REIT)	26	21,485
Mitsui Fudosan Logistics Park, Inc. (REIT)	59	42,815
Montea NV (REIT)	411	31,517
Nippon Prologis REIT, Inc. (REIT)	131	72,411
Prologis, Inc. (REIT)	18,310	1,924,747
Rexford Industrial Realty, Inc. (REIT)	4,677	166,361
Segro plc (REIT)	26,623	248,353
SOSiLA Logistics REIT, Inc. (REIT)	13	10,373
STAG Industrial, Inc. (REIT)	3,684	133,656
Terreno Realty Corp. (REIT)	1,998	112,028
Tritax Big Box REIT plc (REIT)	48,391	98,042
Warehouse REIT plc (REIT) (m)	7,569	11,740
Warehouses De Pauw CVA (REIT)	3,536	86,220

		5,116,346

Multi-Family Residential REITs (8.4%)
Advance Residence Investment Corp. (REIT)	51	52,982
Altarea SCA (REIT)	124	14,782
Apartment Investment and Management Co. (REIT), Class A	2,579	22,308
AvalonBay Communities, Inc. (REIT)	2,807	571,225
Boardwalk REIT (REIT)	797	40,963
Camden Property Trust (REIT)	2,121	239,016
Canadian Apartment Properties REIT (REIT)	3,172	103,447
Care Property Invest NV (REIT)	730	10,732
Centerspace (REIT)	329	19,803
Comforia Residential REIT, Inc. (REIT)	13	25,882
Daiwa Securities Living Investments Corp. (REIT)	38	25,227
Elme Communities (REIT)	1,719	27,332
Empiric Student Property plc (REIT)	13,119	18,512
Equity Residential (REIT)	7,476	504,555
Essex Property Trust, Inc. (REIT)	1,258	356,517
Home Invest Belgium SA (REIT)	190	4,543
Home REIT plc (REIT) (r)*	17,110	—
Independence Realty Trust, Inc. (REIT)	4,543	80,366
Ingenia Communities Group (REIT)	7,984	28,743
InterRent REIT (REIT)	2,790	27,700
Irish Residential Properties REIT plc (REIT)	10,022	12,042
Killam Apartment REIT (REIT)	2,339	33,683
Mid-America Apartment Communities, Inc. (REIT)	2,297	339,979
NexPoint Residential Trust, Inc. (REIT)	439	14,627
Nippon Accommodations Fund, Inc. (REIT)	46	37,597
Residential Secure Income plc (REIT) (m)	3,640	2,948
Samty Residential Investment Corp. (REIT)	7	4,715
Social Housing REIT plc (REIT) (m)	7,331	7,104
Starts Proceed Investment Corp. (REIT)	4	4,930
UDR, Inc. (REIT)	6,520	266,212
UNITE Group plc (The) (REIT)	8,205	95,450

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Veris Residential, Inc. (REIT)	1,542	$22,960
Xior Student Housing NV (REIT) (m)	717	25,971

		3,042,853

Office REITs (5.2%)
Abacus Group (REIT)	8,244	6,077
Allied Properties REIT (REIT)	2,494	31,428
Brandywine Realty Trust (REIT)	3,363	14,427
BXP, Inc. (REIT)	3,126	210,911
Centuria Office REIT (REIT)	9,767	7,232
Champion REIT (REIT)	34,814	9,225
CLS Holdings plc (REIT)	2,653	2,553
COPT Defense Properties (REIT)	2,226	61,393
Cousins Properties, Inc. (REIT)	3,293	98,889
Cromwell Property Group (REIT)	26,539	5,939
Daiwa Office Investment Corp. (REIT)	10	22,187
Derwent London plc (REIT)	2,098	59,670
Dexus (REIT)	20,803	91,048
Douglas Emmett, Inc. (REIT)	3,164	47,587
Easterly Government Properties, Inc. (REIT), Class A	777	17,249
Empire State Realty Trust, Inc. (REIT), Class A	2,696	21,811
Gecina SA (REIT)	1,009	110,892
Global One Real Estate Investment Corp. (REIT)	19	18,023
Great Portland Estates plc (REIT)	7,647	37,630
Helical plc (REIT)	2,076	6,554
Highwoods Properties, Inc. (REIT)	2,092	65,040
Ichigo Office REIT Investment Corp. (REIT)	18	11,475
Inmobiliaria Colonial SOCIMI SA (REIT)	7,083	50,144
Japan Excellent, Inc. (REIT) (x)	22	20,395
Japan Prime Realty Investment Corp. (REIT) (x)	72	46,298
Japan Real Estate Investment Corp. (REIT)	132	108,071
JBG SMITH Properties (REIT) (x)	1,443	24,964
JR Global REIT (REIT)	3,490	6,698
Keppel REIT (REIT)	46,938	32,670
Kilroy Realty Corp. (REIT) (x)	2,315	79,428
Mori Hills REIT Investment Corp. (REIT)	28	26,016
Nippon Building Fund, Inc. (REIT) (x)	153	141,201
NSI NV (REIT)	290	8,147
One REIT, Inc. (REIT)	4	7,150
Orix JREIT, Inc. (REIT)	52	67,814
Paramount Group, Inc. (REIT)*	3,649	22,259
Piedmont Realty Trust, Inc. (REIT)	2,428	17,700
Precinct Properties Group (REIT)	27,624	20,206
Prosperity REIT (REIT)	24,999	4,395
Regional REIT Ltd. (REIT) (m)	2,470	4,109
Sankei Real Estate, Inc. (REIT)	8	5,111
Shinhan Alpha REIT Co. Ltd. (REIT)	2,270	9,486
SL Green Realty Corp. (REIT) (x)	1,404	86,908
Vornado Realty Trust (REIT)	3,481	133,113
Workspace Group plc (REIT)	2,574	14,857

		1,894,380

Other Specialized REITs (4.7%)
Arena REIT (REIT)	7,705	18,814
Charter Hall Social Infrastructure REIT (REIT)	7,125	13,552
EPR Properties (REIT)	1,472	85,759
Four Corners Property Trust, Inc. (REIT)	1,949	52,448
Gaming and Leisure Properties, Inc. (REIT)	5,208	243,109
Iron Mountain, Inc. (REIT)	5,791	593,983
Safehold, Inc. (REIT)	1,097	17,069
VICI Properties, Inc. (REIT), Class A	21,129	688,805

		1,713,539

Real Estate Development (0.5%)
Henderson Land Development Co. Ltd.	26,000	90,918
Lifestyle Communities Ltd.	1,892	8,716
Sino Land Co. Ltd.	72,333	76,941

		176,575

Real Estate Operating Companies (7.7%)
Abrdn European Logistics Income plc (REIT) (m)	8,208	6,985
Amot Investments Ltd.	4,516	30,582
Aroundtown SA*	14,013	51,369
Atrium Ljungberg AB, Class B	4,522	16,163
Azrieli Group Ltd.	723	66,477
CA Immobilien Anlagen AG	544	15,546
CapitaLand Investment Ltd.	44,810	93,391
Castellum AB (x)	7,898	103,558
Catena AB	831	42,389
Cibus Nordic Real Estate AB publ (x)	1,413	27,929
Citycon OYJ*	1,533	6,869
Corem Property Group AB, Class B	14,845	8,159
Deutsche EuroShop AG	201	4,842
Deutsche Wohnen SE	973	27,622
Dios Fastigheter AB	1,988	14,551
Entra ASA (m)*	871	11,545
Fabege AB	4,060	36,326
Fastighets AB Balder, Class B*	13,447	99,862
FastPartner AB, Class A	925	5,661
Grainger plc	13,864	41,867
Grand City Properties SA*	1,346	17,599
Heba Fastighets AB, Class B	1,457	4,882
Hiag Immobilien Holding AG	83	11,570
Hongkong Land Holdings Ltd.	20,382	117,604
Hufvudstaden AB, Class A	2,001	26,121
Hulic Co. Ltd.	9,191	92,705
Hysan Development Co. Ltd.	11,280	20,261
Intea Fastigheter AB, Class B*	1,153	9,463
Intershop Holding AG	106	18,970
Kennedy-Wilson Holdings, Inc.	2,363	16,068
Kojamo OYJ*	3,006	38,950
LEG Immobilien SE	1,472	130,653
Logistea AB, Class B	3,704	6,068
Melisron Ltd.	476	54,266
Mobimo Holding AG (Registered)	143	58,483
Neobo Fastigheter AB*	1,596	2,888
NP3 Fastigheter AB (x)	621	17,723
Nyfosa AB	3,146	31,324
Pandox AB, Class B	1,981	34,842
Platzer Fastigheter Holding AB, Class B	1,238	10,455
PSP Swiss Property AG (Registered)	901	165,904
Public Property Invest A/S*	2,529	6,009
Sagax AB, Class B	4,209	96,095
Samhallsbyggnadsbolaget i Norden AB (x)*	20,020	11,981

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Sirius Real Estate Ltd. (REIT)	29,208	$39,090
StorageVault Canada, Inc.	4,411	13,248
Swire Properties Ltd.	19,182	47,894
Swiss Prime Site AG (Registered)	1,528	228,781
TAG Immobilien AG	3,305	58,747
VGP NV	265	26,689
Vonovia SE	13,850	487,970
Wallenstam AB, Class B (x)	6,891	35,122
Wharf Real Estate Investment Co. Ltd.	31,064	87,850
Wihlborgs Fastigheter AB	5,321	57,536

		2,795,504

Retail REITs (16.2%)
Acadia Realty Trust (REIT)	2,578	47,873
AEON REIT Investment Corp. (REIT)	33	29,057
Agree Realty Corp. (REIT)	2,136	156,056
Ascencio (REIT)	117	6,636
Brixmor Property Group, Inc. (REIT)	6,008	156,448
BWP Trust (REIT)	10,871	25,185
CapitaLand Integrated Commercial Trust (REIT)	112,087	191,293
Carmila SA (REIT)	1,066	20,895
Charter Hall Retail REIT (REIT)	11,184	28,265
Choice Properties REIT (REIT)	5,458	59,600
Crombie REIT (REIT)	2,132	23,281
Curbline Properties Corp. (REIT)	1,915	43,719
Eurocommercial Properties NV (REIT)	829	26,122
Federal Realty Investment Trust (REIT)	1,679	159,488
First Capital REIT (REIT) (x)	4,181	55,726
Fortune REIT (REIT)	30,391	18,661
Frasers Centrepoint Trust (REIT)	24,798	44,467
Frontier Real Estate Investment Corp. (REIT) (x)	48	27,366
Fukuoka REIT Corp. (REIT)	14	16,760
Getty Realty Corp. (REIT) (x)	1,014	28,027
Hamborner REIT AG (REIT)	1,412	9,913
Hammerson plc (REIT)	9,237	37,911
HomeCo Daily Needs REIT (REIT) (m)	34,768	28,718
Immobiliare Grande Distribuzione SIIQ SpA (REIT)	1,072	3,914
InvenTrust Properties Corp. (REIT)	1,524	41,758
Japan Metropolitan Fund Invest (REIT)	132	93,497
Kimco Realty Corp. (REIT)	13,188	277,212
Kite Realty Group Trust (REIT)	4,314	97,712
Kiwi Property Group Ltd. (REIT)	27,751	15,055
Klepierre SA (REIT)	4,095	161,305
Lendlease Global Commercial REIT (REIT)	32,987	13,490
Link REIT (REIT)	52,737	281,490
LOTTE REIT Co. Ltd. (REIT)	2,950	8,197
Macerich Co. (The) (REIT)	4,961	80,269
Mercialys SA (REIT)	1,839	23,049
NETSTREIT Corp. (REIT) (x)	1,606	27,190
NewRiver REIT plc (REIT)	8,779	8,893
NNN REIT, Inc. (REIT)	3,690	159,334
Phillips Edison & Co., Inc. (REIT)	2,467	86,419
Primaris REIT (REIT)	1,996	21,576
Realty Income Corp. (REIT)	17,629	1,015,607
Regency Centers Corp. (REIT)	3,565	253,935
Region Group (REIT)	22,750	32,940
Retail Estates NV (REIT)	223	16,155
RioCan REIT (REIT)	5,859	76,198
Scentre Group (REIT)	102,777	240,808
Shaftesbury Capital plc (REIT)	28,961	62,055
Simon Property Group, Inc. (REIT)	6,395	1,028,060
SmartCentres REIT (REIT)(x)	2,543	47,788
Starhill Global REIT (REIT)	27,559	11,054
Supermarket Income REIT plc (REIT)	24,263	28,276
Tanger, Inc. (REIT)	2,183	66,756
Unibail-Rodamco-Westfield (REIT)	1,894	181,026
Urban Edge Properties (REIT)	2,485	46,370
Vastned NV (REIT)	199	7,525
Vicinity Ltd. (REIT)	75,724	123,099
Waypoint REIT Ltd. (REIT)	12,477	20,201
Wereldhave NV (REIT)	746	15,009

		5,914,689

Self-Storage REITs (5.3%)
Abacus Storage King (REIT)	9,070	9,163
Big Yellow Group plc (REIT)	3,656	50,786
CubeSmart (REIT)	4,467	189,847
Extra Space Storage, Inc. (REIT)	4,158	613,056
National Storage Affiliates Trust (REIT)	1,389	44,434
National Storage REIT (REIT)	23,931	36,225
Public Storage (REIT)	3,118	914,884
Safestore Holdings plc (REIT)	4,197	40,788
Shurgard Self Storage Ltd. (REIT)	626	27,284

		1,926,467

Single-Family Residential REITs (3.4%)
American Homes 4 Rent (REIT), Class A	6,743	243,220
Equity LifeStyle Properties, Inc. (REIT)	3,741	230,708
Invitation Homes, Inc. (REIT)	12,078	396,158
PRS REIT plc (The) (REIT)	9,967	14,803
Sun Communities, Inc. (REIT)	2,494	315,466
UMH Properties, Inc. (REIT)	1,525	25,605

		1,225,960

Total Real Estate		35,557,687

Total Common Stocks (98.3%) (Cost $33,794,339)		35,809,986

CLOSED END FUND:
Picton Property Income Ltd. (REIT)	10,462	11,546

Total Closed End Funds (0.1%) (Cost $10,448)		11,546

EXCHANGE TRADED FUNDS (ETF):
Investment Funds (1.3%)
iShares U.S. Real Estate ETF (x)	2,959	280,424
Vanguard Global ex-U.S. Real Estate ETF (x)	4,170	192,445

Total Exchange Traded Funds (1.3%) (Cost $461,837)		472,869

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (1.4%)
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	527,695	$527,695

Total Short-Term Investments (1.4%) (Cost $527,695)		527,695

Total Investments in Securities (101.1%) (Cost $34,794,319)		36,822,096
Other Assets Less Liabilities (-1.1%)		(403,152)

Net Assets (100%)		$36,418,944

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the market value or fair value, as applicable, of these securities amounted to $139,539 or 0.4% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $985,412. This was collateralized by $558,408 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 7/15/25 – 11/15/54 and by cash of $527,695 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVA	— Dutch Certification
REIT	— Real Estate Investment Trust
USD	— United States Dollar

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Closed End Fund	$—	$11,546	$—		$11,546
Common Stocks
Consumer Discretionary	—	9,949	—		9,949
Consumer Staples	—	36,470	—		36,470
Health Care	74,442	—	—		74,442
Information Technology	—	131,438	—		131,438
Real Estate	22,943,003	12,614,684	—	(a)	35,557,687
Exchange Traded Funds	472,869	—	—		472,869
Short-Term Investments
Investment Companies	527,695	—	—		527,695

Total Assets	$24,018,009	$12,804,087	$—		$36,822,096

Total Liabilities	$—	$—	$—		$—

Total	$24,018,009	$12,804,087	$—		$36,822,096

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,642,574
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,847,408

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,110,732
Aggregate gross unrealized depreciation	(5,575,455)

Net unrealized appreciation	$1,535,277

Federal income tax cost of investments in securities and derivative instruments, if applicable	$35,286,819

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $34,794,319)	$36,822,096
Cash	153,682
Foreign cash (Cost $41,915)	42,316
Dividends, interest and other receivables	171,545
Receivable for Portfolio shares sold	10,763
Securities lending income receivable	378
Other assets	444

Total assets	37,201,224

LIABILITIES
Payable for return of collateral on securities loaned	527,695
Payable for securities purchased	127,744
Payable for Portfolio shares repurchased	31,660
Distribution fees payable – Class IB	4,098
Administrative fees payable	2,655
Investment management fees payable	2,228
Accrued expenses	86,200

Total liabilities	782,280

Commitments and contingent liabilities^
NET ASSETS	$36,418,944

Net assets were comprised of:
Paid in capital	$34,984,105
Total distributable earnings (loss)	1,434,839

Net assets	$36,418,944

Class IB
Net asset value, offering and redemption price per share, $20,088,739 / 3,349,469 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.00

Class K
Net asset value, offering and redemption price per share, $16,330,205 / 2,700,794 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.05

(x)	Includes value of securities on loan of $985,412.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $30,725 foreign withholding tax)	$753,801
Interest	1,555
Securities lending (net)	1,521

Total income	756,877

EXPENSES
Investment management fees	85,986
Custodian fees	50,534
Professional fees	28,711
Licensing fees	25,098
Distribution fees – Class IB	23,748
Administrative fees	15,589
Printing and mailing expenses	6,286
Trustees’ fees	570
Miscellaneous	4,928

Gross expenses	241,450
Less: Waiver from investment manager	(101,575)
Reimbursement from investment manager	(4,303)

Net expenses	135,572

NET INVESTMENT INCOME (LOSS)	621,305

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(116,702)
Foreign currency transactions	2,856

Net realized gain (loss)	(113,846)

Change in unrealized appreciation (depreciation) on:
Investments in securities	1,661,407
Foreign currency translations	4,104

Net change in unrealized appreciation (depreciation)	1,665,511

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,551,665

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,172,970

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$621,305	$989,082
Net realized and unrealized gain (loss)	(113,846)	(389,455)
Net change in unrealized appreciation (depreciation)	1,665,511	(138,032)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,172,970	461,595

Distributions to shareholders:
Class IB	—	(561,787)
Class K	—	(508,231)

Total distributions to shareholders	—	(1,070,018)

Tax return of capital:
Class IB	—	(29,475)
Class K	—	(26,665)

Total tax return of capital	—	(56,140)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 349,743 and 554,263 shares, respectively ]	2,010,250	3,157,880
Capital shares issued in reinvestment of dividends [ 0 and 100,494 shares, respectively ]	—	591,262
Capital shares repurchased [ (301,123) and (745,157) shares, respectively ]	(1,724,681)	(4,315,985)

Total Class IB transactions	285,569	(566,843)

Class K
Capital shares sold [ 131,862 and 127,872 shares, respectively ]	768,964	728,052
Capital shares issued in reinvestment of dividends [ 0 and 90,324 shares, respectively ]	—	534,896
Capital shares repurchased [ (159,736) and (436,888) shares, respectively ]	(924,049)	(2,603,067)

Total Class K transactions	(155,085)	(1,340,119)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	130,484	(1,906,962)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,303,454	(2,571,525)
NET ASSETS:
Beginning of period	34,115,490	36,687,015

End of period	$36,418,944	$34,115,490

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024	2023	2022	2021		2020
Net asset value, beginning of period	$5.64		$5.77	$5.42	$7.24	$10.40		$11.58

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.15	0.17	0.15	0.22	(cc)	0.22	(aa)
Net realized and unrealized gain (loss)	0.26		(0.10)	0.34	(1.96)	2.28		(1.26)

Total from investment operations	0.36		0.05	0.51	(1.81)	2.50		(1.04)

Less distributions:
Dividends from net investment income	—		(0.17)	(0.16)	(0.01)	(0.41)		(0.14)
Distributions from net realized gains	—		—	—	— #	(2.42)		—
Return of capital	—		(0.01)	—	—	(2.83)		—

Total dividends and distributions	—		(0.18)	(0.16)	(0.01)	(5.66)		(0.14)

Net asset value, end of period	$6.00		$5.64	$5.77	$5.42	$7.24		$10.40

Total return (b)	6.38%		0.83%	9.46%	(24.99)%	25.80%		(8.98)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,089		$18,618	$19,568	$16,950	$19,746		$14,355
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.90%		0.90%	0.90%	0.90%	0.90	%(g)	0.90%
Before waivers and reimbursements (a)(f)	1.52%		1.42%	1.27%	1.57%	1.23	%(g)	1.52%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.51%		2.65%	3.07%	2.40%	1.96	%(dd)	2.31	%(bb)
Before waivers and reimbursements (a)(f)	2.89%		2.13%	2.70%	1.73%	1.62	%(dd)	1.69	%(bb)
Portfolio turnover rate^	5	%(z)	19%	14%	25%	25%		29%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024	2023	2022	2021		2020
Net asset value, beginning of period	$5.68		$5.81	$5.45	$7.29	$10.43		$11.62

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.17	0.18	0.16	0.25	(cc)	0.26	(aa)
Net realized and unrealized gain (loss)	0.26		(0.10)	0.35	(1.97)	2.29		(1.29)

Total from investment operations	0.37		0.07	0.53	(1.81)	2.54		(1.03)

Less distributions:
Dividends from net investment income	—		(0.19)	(0.17)	(0.03)	(0.43)		(0.16)
Distributions from net realized gains	—		—	—	— #	(2.42)		—
Return of capital	—		(0.01)	—	—	(2.83)		—

Total dividends and distributions	—		(0.20)	(0.17)	(0.03)	(5.68)		(0.16)

Net asset value, end of period	$6.05		$5.68	$5.81	$5.45	$7.29		$10.43

Total return (b)	6.51%		1.07%	9.84%	(24.89)%	26.17%		(8.82)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,330		$15,497	$17,119	$16,811	$21,582		$18,158
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%		0.65%	0.65%	0.65%	0.65	%(g)	0.65%
Before waivers and reimbursements (a)(f)	1.27%		1.17%	1.02%	1.32%	0.98	%(g)	1.29%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	3.74%		2.89%	3.30%	2.63%	2.18	%(dd)	2.68	%(bb)
Before waivers and reimbursements (a)(f)	3.13%		2.38%	2.92%	1.97%	2.18	%(dd)	2.04	%(bb)
Portfolio turnover rate^	5	%(z)	19%	14%	25%	25%		29%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.20 and $0.24 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.24% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.18 and $0.20 for Class IB and Class K, respectively.
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.41% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.8%)
Diversified Telecommunication Services (0.1%)
AST SpaceMobile, Inc., Class A*	1,557	$72,759
ATN International, Inc.	1,524	24,765
Bandwidth, Inc., Class A*	3,316	52,724
IDT Corp., Class B	604	41,265
Liberty Latin America Ltd., Class A*	2,960	18,056
Liberty Latin America Ltd., Class C*	22,005	136,871
Lumen Technologies, Inc.*	18,274	80,040
Shenandoah Telecommunications Co.	8,254	112,750

		539,230

Entertainment (2.7%)
AMC Entertainment Holdings, Inc., Class A (x)*	70,037	217,115
CuriosityStream, Inc.	1,026	5,776
Eventbrite, Inc., Class A*	11,703	30,779
Gaia, Inc., Class A*	2,389	10,488
IG Port, Inc. (x)	40,200	610,237
Lionsgate Studios Corp.*	30,820	179,064
Live Nation Entertainment, Inc. (x)*	53,000	8,017,840
Madison Square Garden Entertainment Corp., Class A*	7,000	279,790
Madison Square Garden Sports Corp.*	2,200	459,690
Marcus Corp. (The)	3,717	62,669
Playstudios, Inc.*	12,754	16,708
Playtika Holding Corp.	6,893	32,604
Reservoir Media, Inc.*	2,732	20,954
Sphere Entertainment Co. (x)*	11,417	477,231
Starz Entertainment Corp.	2,053	32,992
Toei Animation Co. Ltd.	11,200	255,491
Vivid Seats, Inc., Class A*	3,550	5,999

		10,715,427

Interactive Media & Services (0.3%)
Angi, Inc., Class A*	7,001	106,835
Bumble, Inc., Class A (x)*	10,610	69,920
Cars.com, Inc.*	9,544	113,096
Getty Images Holdings, Inc. (x)*	17,132	28,439
Nextdoor Holdings, Inc.*	33,368	55,391
Rumble, Inc. (x)*	9,661	86,756
Shutterstock, Inc.	3,851	73,015
Teads Holding Co. (x)*	5,890	14,607
TripAdvisor, Inc. (x)*	9,710	126,716
TrueCar, Inc.*	14,575	27,693
Vimeo, Inc.*	15,080	60,923
Webtoon Entertainment, Inc. (x)*	2,837	25,760
Ziff Davis, Inc.*	6,855	207,501

		996,652

Media (0.5%)
Advantage Solutions, Inc. (x)*	17,736	23,411
Altice USA, Inc., Class A*	35,243	75,420
AMC Networks, Inc., Class A*	5,279	33,099
Boston Omaha Corp., Class A (x)*	3,413	47,918
Cable One, Inc. (x)	835	113,401
EchoStar Corp., Class A (x)*	21,806	604,026
Entravision Communications Corp., Class A	7,700	17,864
EW Scripps Co. (The), Class A*	10,881	31,990
Gannett Co., Inc.*	3,271	11,710
Gray Media, Inc.	14,288	64,725
iHeartMedia, Inc., Class A*	17,876	31,462
Integral Ad Science Holding Corp.*	10,672	88,684
John Wiley & Sons, Inc., Class A	417	18,611
National CineMedia, Inc.	10,531	51,023
Newsmax, Inc., Class B (x)*	1,097	16,598
Nexxen International Ltd.*	5,604	58,338
PubMatic, Inc., Class A*	6,723	83,634
Scholastic Corp.	3,613	75,801
Sinclair, Inc.	6,262	86,541
TechTarget, Inc.*	3,730	28,982
TEGNA, Inc.	26,118	437,738
WideOpenWest, Inc.*	7,784	31,603

		2,032,579

Wireless Telecommunication Services (0.2%)
Spok Holdings, Inc.	3,054	53,995
Telephone and Data Systems, Inc.	15,775	561,274

		615,269

Total Communication Services		14,899,157

Consumer Discretionary (15.2%)
Automobile Components (0.8%)
Adient plc*	13,547	263,625
American Axle & Manufacturing Holdings, Inc.*	18,865	76,969
Cooper-Standard Holdings, Inc.*	2,832	60,888
Dana, Inc.	21,312	365,501
Dorman Products, Inc.*	3,000	368,010
Fox Factory Holding Corp.*	5,147	133,513
Garrett Motion, Inc.	20,358	213,963
Gentherm, Inc.*	4,852	137,263
Goodyear Tire & Rubber Co. (The)*	42,163	437,230
Holley, Inc. (x)*	8,467	16,934
LCI Industries	3,534	322,265
Luminar Technologies, Inc., Class A (x)*	3,693	10,599
Motorcar Parts of America, Inc.*	2,833	31,730
Phinia, Inc.	6,386	284,113
Solid Power, Inc. (x)*	23,023	50,420
Standard Motor Products, Inc.	3,315	101,837
Stoneridge, Inc.*	581	4,090
Strattec Security Corp.*	493	30,670
Visteon Corp.*	4,418	412,199

		3,321,819

Automobiles (0.0%)†
Faraday Future Intelligent Electric, Inc., Class A*	13,611	22,866
Winnebago Industries, Inc.	4,585	132,965

		155,831

Broadline Retail (0.0%)†
1stdibs.com, Inc.*	302	830
Kohl’s Corp. (x)	17,641	149,596
Savers Value Village, Inc.*	563	5,743

		156,169

Distributors (0.0%)†
A-Mark Precious Metals, Inc.	3,179	70,510

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
GigaCloud Technology, Inc., Class A*	4,269	$84,441
Weyco Group, Inc.	766	25,401

		180,352

Diversified Consumer Services (0.4%)
American Public Education, Inc.*	215	6,549
Chegg, Inc.*	1,142	1,382
Graham Holdings Co., Class B	519	491,062
Laureate Education, Inc.*	13,472	314,975
Matthews International Corp., Class A	4,860	116,202
Mister Car Wash, Inc.*	1,881	11,305
Perdoceo Education Corp.	9,923	324,383
Strategic Education, Inc.	3,867	329,198

		1,595,056

Hotels, Restaurants & Leisure (1.3%)
Biglari Holdings, Inc., Class B*	112	32,727
BJ’s Restaurants, Inc.*	1,297	57,846
Bloomin’ Brands, Inc.	5,208	44,841
Carnival Corp.*	32,000	899,840
Cracker Barrel Old Country Store, Inc. (x)	2,606	159,174
Denny’s Corp.*	7,241	29,688
Dine Brands Global, Inc. (x)	2,193	53,356
El Pollo Loco Holdings, Inc.*	4,341	47,794
Full House Resorts, Inc.*	623	2,280
Global Business Travel Group I (x)*	2,174	13,696
Golden Entertainment, Inc.	3,185	93,735
International Game Technology plc	17,998	284,548
Jack in the Box, Inc.	460	8,032
Krispy Kreme, Inc. (x)	10,768	31,335
Marriott Vacations Worldwide Corp.	5,184	374,855
Papa John’s International, Inc.	4,803	235,059
PlayAGS, Inc.*	475	5,933
Portillo’s, Inc., Class A (x)*	9,043	105,532
Potbelly Corp.*	492	6,027
Pursuit Attractions and Hospitality, Inc.*	3,138	90,468
RCI Hospitality Holdings, Inc.	622	23,711
Red Rock Resorts, Inc., Class A	3,552	184,811
Sabre Corp.*	43,454	137,315
Serve Robotics, Inc. (x)*	630	7,207
Six Flags Entertainment Corp. (x)*	3,140	95,550
Target Hospitality Corp.*	5,167	36,789
United Parks & Resorts, Inc. (x)*	346	16,314
Wendy’s Co. (The)	163,800	1,870,596

		4,949,059

Household Durables (1.7%)
Bassett Furniture Industries, Inc.	899	13,665
Beazer Homes USA, Inc.*	4,745	106,146
Century Communities, Inc.	4,309	242,683
Cricut, Inc., Class A	7,430	50,301
Dream Finders Homes, Inc., Class A (x)*	3,619	90,945
Ethan Allen Interiors, Inc.	3,766	104,883
Flexsteel Industries, Inc.	673	24,248
GoPro, Inc., Class A*	546	414
Green Brick Partners, Inc.*	3,366	211,654
Hamilton Beach Brands Holding Co., Class A	1,260	22,541
Helen of Troy Ltd.*	3,705	105,148
Hooker Furnishings Corp.	215	2,275
Hovnanian Enterprises, Inc., Class A*	786	82,176
KB Home	11,221	594,376
La-Z-Boy, Inc.	6,770	251,641
Legacy Housing Corp.*	1,378	31,226
Leggett & Platt, Inc.	21,353	190,469
LGI Homes, Inc.*	3,349	172,540
Lovesac Co. (The)*	716	13,031
M/I Homes, Inc.*	4,249	476,398
Meritage Homes Corp.	11,437	765,936
Purple Innovation, Inc., Class A*	1,879	1,370
Sonos, Inc.*	1,942	20,993
Taylor Morrison Home Corp., Class A*	16,008	983,211
Traeger, Inc.*	5,050	8,636
Tri Pointe Homes, Inc.*	62,266	1,989,399

		6,556,305

Leisure Products (0.3%)
American Outdoor Brands, Inc.*	1,457	15,226
Clarus Corp. (x)	3,731	12,947
Escalade, Inc.	1,476	20,634
Funko, Inc., Class A*	5,019	23,890
JAKKS Pacific, Inc.	1,334	27,721
Johnson Outdoors, Inc., Class A	786	23,792
Latham Group, Inc.*	1,110	7,082
Malibu Boats, Inc., Class A*	3,024	94,772
Marine Products Corp.	628	5,344
MasterCraft Boat Holdings, Inc.*	2,750	51,095
Outdoor Holding Co. (x)*	13,565	17,363
Peloton Interactive, Inc., Class A (x)*	38,419	266,628
Polaris, Inc. (x)	8,590	349,183
Smith & Wesson Brands, Inc.	6,845	59,415
Sturm Ruger & Co., Inc.	1,691	60,707
Topgolf Callaway Brands Corp.*	21,343	171,811

		1,207,610

Specialty Retail (10.3%)
1-800-Flowers.com, Inc., Class A (x)*	2,919	14,362
Academy Sports & Outdoors, Inc.	10,692	479,109
Advance Auto Parts, Inc. (x)	9,644	448,350
American Eagle Outfitters, Inc.	26,152	251,582
America’s Car-Mart, Inc. (x)*	1,244	69,714
Arko Corp.	11,472	48,527
Asbury Automotive Group, Inc.*	3,173	756,887
AutoNation, Inc.*	93,856	18,644,494
BARK, Inc.*	7,089	6,235
Barnes & Noble Education, Inc.*	2,347	27,624
Beyond, Inc.*	8,882	61,108
Buckle, Inc. (The)	310	14,059
Caleres, Inc. (x)	5,392	65,890
Citi Trends, Inc.*	807	26,946
Designer Brands, Inc., Class A (x)	5,024	11,957
EVgo, Inc., Class A*	17,736	64,736
Foot Locker, Inc.*	13,777	337,537
Genesco, Inc.*	1,565	30,815
Group 1 Automotive, Inc.	1,150	502,217
GrowGeneration Corp.*	2,261	2,114
Haverty Furniture Cos., Inc.	2,239	45,564
J Jill, Inc. (x)	1,156	16,924
Lands’ End, Inc.*	2,256	24,162
Leslie’s, Inc. (x)*	1,049	440
MarineMax, Inc.*	2,969	74,641

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Monro, Inc.	4,640	$69,182
National Vision Holdings, Inc.*	12,552	288,822
ODP Corp. (The)*	4,478	81,186
OneWater Marine, Inc., Class A (x)*	1,747	23,392
Penske Automotive Group, Inc.	93,856	16,125,399
Petco Health & Wellness Co., Inc., Class A (x)*	11,581	32,774
RealReal, Inc. (The) (x)*	11,360	54,414
Sally Beauty Holdings, Inc.*	16,481	152,614
Shoe Carnival, Inc.	3,112	58,226
Signet Jewelers Ltd. (x)	6,700	532,985
Sleep Number Corp. (x)*	3,548	23,967
Sonic Automotive, Inc., Class A	1,558	124,531
Stitch Fix, Inc., Class A*	16,572	61,316
Tile Shop Holdings, Inc.*	2,818	17,922
Tilly’s, Inc., Class A*	343	473
Torrid Holdings, Inc.*	3,575	10,546
Upbound Group, Inc.	5,475	137,423
Urban Outfitters, Inc.*	6,634	481,230
Victoria’s Secret & Co.*	7,867	145,697
Winmark Corp.	468	176,721
Zumiez, Inc.*	2,412	31,983

		40,656,797

Textiles, Apparel & Luxury Goods (0.4%)
Capri Holdings Ltd. (x)*	18,718	331,309
Carter’s, Inc.	5,744	173,067
G-III Apparel Group Ltd.*	6,390	143,136
Kontoor Brands, Inc.	1,698	112,017
Lakeland Industries, Inc.	1,363	18,551
Movado Group, Inc.	18,561	283,055
Oxford Industries, Inc. (x)	2,285	91,971
Rocky Brands, Inc.	1,133	25,141
Steven Madden Ltd.	10,181	244,140
Superior Group of Cos., Inc.	1,645	16,944
Vera Bradley, Inc. (x)*	191	422

		1,439,753

Total Consumer Discretionary		60,218,751

Consumer Staples (3.3%)
Beverages (0.1%)
Crimson Wine Group Ltd.*	38,400	211,200
MGP Ingredients, Inc.	2,260	67,732

		278,932

Consumer Staples Distribution & Retail (0.3%)
Andersons, Inc. (The)	5,306	194,996
Grocery Outlet Holding Corp.*	15,194	188,709
HF Foods Group, Inc.*	6,494	20,651
Ingles Markets, Inc., Class A	2,324	147,295
SpartanNash Co.	5,438	144,053
United Natural Foods, Inc.*	9,549	222,587
Village Super Market, Inc., Class A	1,380	53,130
Weis Markets, Inc.	2,603	188,691

		1,160,112

Food Products (0.3%)
Alico, Inc.	1,794	58,628
B&G Foods, Inc. (x)	11,894	50,312
Beyond Meat, Inc. (x)*	10,640	37,134
Calavo Growers, Inc.	312	8,296
Dole plc	11,077	154,967
Fresh Del Monte Produce, Inc.	5,500	178,310
Hain Celestial Group, Inc. (The)*	14,304	21,742
John B Sanfilippo & Son, Inc.	463	29,280
Limoneira Co.	2,499	39,109
Mission Produce, Inc.*	7,685	90,068
Seneca Foods Corp., Class A*	710	72,015
Simply Good Foods Co. (The)*	5,330	168,375
TreeHouse Foods, Inc.*	8,137	158,021
Utz Brands, Inc.	11,417	143,283
WK Kellogg Co.	738	11,764

		1,221,304

Household Products (0.1%)
Central Garden & Pet Co.*	1,821	64,063
Central Garden & Pet Co., Class A*	7,865	246,096
Energizer Holdings, Inc.	2,254	45,441
Oil-Dri Corp. of America	353	20,823
Spectrum Brands Holdings, Inc.	4,157	220,321

		596,744

Personal Care Products (2.4%)
Beauty Health Co. (The)*	3,066	5,856
Edgewell Personal Care Co.	7,589	177,659
Herbalife Ltd.*	4,391	37,850
Honest Co., Inc. (The)*	7,868	40,048
Interparfums, Inc.	70,000	9,191,700
Medifast, Inc.*	1,591	22,354
Nature’s Sunshine Products, Inc.*	1,462	21,623
Nu Skin Enterprises, Inc., Class A	7,764	62,034
Olaplex Holdings, Inc. (x)*	20,405	28,567
USANA Health Sciences, Inc.*	1,842	56,236
Waldencast plc, Class A*	6,440	15,778

		9,659,705

Tobacco (0.1%)
Turning Point Brands, Inc.	320	24,246
Universal Corp.	3,894	226,787

		251,033

Total Consumer Staples		13,167,830

Energy (15.3%)
Energy Equipment & Services (1.6%)
Aris Water Solutions, Inc., Class A	19,400	458,810
Atlas Energy Solutions, Inc. (x)	3,501	46,808
Borr Drilling Ltd.	35,243	64,495
Bristow Group, Inc., Class A*	4,571	150,706
ChampionX Corp.	4,526	112,426
Core Laboratories, Inc. (x)	7,451	85,836
DMC Global, Inc.*	2,267	18,272
Expro Group Holdings NV*	16,607	142,654
Flowco Holdings, Inc., Class A	1,413	25,166
Forum Energy Technologies, Inc.*	1,894	36,876
Geospace Technologies Corp. (x)*	417	5,946
Helix Energy Solutions Group, Inc.*	18,162	113,331
Helmerich & Payne, Inc.	15,736	238,558
Innovex International, Inc.*	6,191	96,703
Liberty Energy, Inc., Class A	25,873	297,022
Mammoth Energy Services, Inc.*	3,693	10,340
Nabors Industries Ltd.(x)*	2,263	63,409

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
National Energy Services Reunited Corp.*	7,719	$46,468
Natural Gas Services Group, Inc.*	1,228	31,695
Noble Corp. plc	20,274	538,275
Oceaneering International, Inc.*	1,786	37,006
Oil States International, Inc.*	9,228	49,462
Patterson-UTI Energy, Inc. (x)	57,479	340,850
ProFrac Holding Corp., Class A (x)*	2,071	16,071
ProPetro Holding Corp.*	12,787	76,338
Ranger Energy Services, Inc., Class A	2,471	29,504
RPC, Inc.	13,517	63,935
SEACOR Marine Holdings, Inc.*	3,636	18,544
Seadrill Ltd.*	6,552	171,990
Select Water Solutions, Inc., Class A	14,658	126,645
Subsea 7 SA (ADR)	99,000	1,838,925
TETRA Technologies, Inc.*	19,966	67,086
Tidewater, Inc.*	443	20,436
Transocean Ltd.*	117,727	304,913
Valaris Ltd.*	10,279	432,849

		6,178,350

Oil, Gas & Consumable Fuels (13.7%)
Aemetis, Inc.*	216	536
Ardmore Shipping Corp.	5,707	54,787
Berry Corp.	12,226	33,866
BKV Corp.*	2,637	63,604
California Resources Corp.	10,538	481,270
Calumet, Inc.*	8,827	139,069
Centrus Energy Corp., Class A (x)*	536	98,185
Clean Energy Fuels Corp.*	27,691	53,997
CNX Resources Corp.*	22,928	772,215
Comstock Resources, Inc.*	3,683	101,909
Core Natural Resources, Inc.	5,600	390,544
Crescent Energy Co., Class A	28,590	245,874
DHT Holdings, Inc.	20,554	222,189
Diversified Energy Co. plc (m)	8,770	128,656
Dorian LPG Ltd.	5,958	145,256
Encore Energy Corp. (x)*	29,058	83,106
Energy Fuels, Inc. (x)*	24,589	141,387
Epsilon Energy Ltd.	2,116	15,616
Evolution Petroleum Corp. (x)	1,421	6,679
Excelerate Energy, Inc., Class A	3,759	110,214
FLEX LNG Ltd. (x)	4,158	91,393
FutureFuel Corp.	4,174	16,195
Gevo, Inc. (x)*	35,998	47,517
Golar LNG Ltd. (x)	16,051	661,141
Granite Ridge Resources, Inc. (x)	8,323	53,018
Green Plains, Inc.*	10,485	63,225
Hallador Energy Co.*	384	6,079
HighPeak Energy, Inc. (x)	2,882	28,244
Infinity Natural Resources, Inc., Class A*	1,839	33,672
International Seaways, Inc.	6,445	235,114
Kinetik Holdings, Inc., Class A	2,000	88,100
Kolibri Global Energy, Inc.*	4,189	28,695
Kosmos Energy Ltd.*	75,957	130,646
Magnolia Oil & Gas Corp., Class A	23,692	532,596
Murphy Oil Corp.	22,034	495,765
NACCO Industries, Inc., Class A	667	29,555
Navigator Holdings Ltd.	5,055	71,528
New Fortress Energy, Inc. (x)*	27,103	89,982
NextNRG, Inc. (x)*	1,760	4,875
Nordic American Tankers Ltd. (x)	32,410	85,238
Northern Oil & Gas, Inc.	15,027	426,015
Par Pacific Holdings, Inc.*	6,180	163,955
PBF Energy, Inc., Class A	13,555	293,737
Peabody Energy Corp.	19,871	266,669
Permian Basin Royalty Trust	25,900	322,714
Prairie Operating Co.*	3,115	9,329
PrairieSky Royalty Ltd.	91,000	1,578,425
PrimeEnergy Resources Corp.*	92	13,467
REX American Resources Corp.*	1,757	85,583
Riley Exploration Permian, Inc.	1,592	41,758
SandRidge Energy, Inc.	5,926	64,119
Scorpio Tankers, Inc.	7,042	275,553
SFL Corp. Ltd. (x)	19,251	160,361
Sitio Royalties Corp., Class A	12,445	228,739
SM Energy Co.	18,456	456,048
Summit Midstream Corp.*	1,490	36,550
Talos Energy, Inc.*	19,957	169,235
Teekay Corp. Ltd.	8,451	69,721
Teekay Tankers Ltd., Class A	3,845	160,413
Texas Pacific Land Corp.	40,670	42,963,381
Ur-Energy, Inc.*	396	416
VAALCO Energy, Inc.	15,268	55,117
Vital Energy, Inc.*	4,912	79,034
Vitesse Energy, Inc. (x)	4,499	99,383
W&T Offshore, Inc.	15,329	25,293
World Kinect Corp. (x)	7,856	222,718

		54,349,270

Total Energy		60,527,620

Financials (16.3%)
Banks (9.4%)
1st Source Corp.	3,072	190,679
ACNB Corp.	1,607	68,844
Amalgamated Financial Corp.	3,731	116,407
Amerant Bancorp, Inc., Class A	3,733	68,053
Ameris Bancorp	10,560	683,232
Ames National Corp.	1,585	28,229
Arrow Financial Corp.	2,678	70,753
Associated Banc-Corp.	26,805	653,774
Atlantic Union Bankshares Corp.	22,944	717,688
Axos Financial, Inc.*	7,379	561,099
Banc of California, Inc.	21,017	295,289
BancFirst Corp.	381	47,099
Bank First Corp.	1,272	149,651
Bank of Hawaii Corp.	1,504	101,565
Bank of Marin Bancorp	2,669	60,960
Bank of NT Butterfield & Son Ltd. (The)	7,050	312,174
Bank7 Corp.	682	28,528
BankFinancial Corp.	839	9,707
BankUnited, Inc.	11,891	423,201
Bankwell Financial Group, Inc.	1,119	40,318
Banner Corp.	5,443	349,168
Bar Harbor Bankshares	2,604	78,016
BayCom Corp.	1,683	46,636
BCB Bancorp, Inc.	2,350	19,787
Berkshire Hills Bancorp, Inc.	6,744	168,870
Blue Foundry Bancorp*	3,343	31,993

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Blue Ridge Bankshares, Inc.*	8,965	$32,184
Bridgewater Bancshares, Inc.*	2,050	32,615
Brookline Bancorp, Inc.	14,512	153,102
Burke & Herbert Financial Services Corp.	2,211	132,063
Business First Bancshares, Inc.	4,418	108,904
BV Financial, Inc.*	1,138	17,332
Byline Bancorp, Inc.	4,796	128,197
C&F Financial Corp.	437	26,976
Cadence Bank	27,152	868,321
California Bancorp*	3,312	52,197
Camden National Corp.	2,765	112,204
Capital Bancorp, Inc.	1,432	48,087
Capital City Bank Group, Inc.	2,381	93,692
Capitol Federal Financial, Inc.	20,418	124,550
Carter Bankshares, Inc.*	3,305	57,309
Cathay General Bancorp	10,762	489,994
CB Financial Services, Inc.	572	16,302
Central Pacific Financial Corp.	4,251	119,156
CF Bankshares, Inc.	457	10,954
Chain Bridge Bancorp, Inc., Class A*	264	6,803
Chemung Financial Corp.	550	26,658
ChoiceOne Financial Services, Inc.	2,174	62,394
Citizens & Northern Corp.	2,339	44,301
Citizens Community Bancorp, Inc.	1,069	14,752
Citizens Financial Services, Inc.	726	42,631
City Holding Co.	925	113,239
Civista Bancshares, Inc.	2,570	59,624
CNB Financial Corp.	3,407	77,884
Colony Bankcorp, Inc.	2,941	48,438
Columbia Financial, Inc.*	4,229	61,363
Community Financial System, Inc.	6,808	387,171
Community Trust Bancorp, Inc.	2,412	127,643
Community West Bancshares	2,404	46,902
ConnectOne Bancorp, Inc.	6,023	139,493
Customers Bancorp, Inc.*	4,448	261,276
CVB Financial Corp.	21,450	424,496
Dime Community Bancshares, Inc.	5,452	146,877
Eagle Bancorp Montana, Inc.	914	15,236
Eagle Bancorp, Inc.	3,944	76,829
Eagle Financial Services, Inc.	468	14,330
Eastern Bankshares, Inc.	31,534	481,524
ECB Bancorp, Inc.*	756	11,673
Enterprise Bancorp, Inc.	1,610	63,820
Enterprise Financial Services Corp.	5,900	325,090
Equity Bancshares, Inc., Class A	2,755	112,404
ESSA Bancorp, Inc.	1,363	26,442
Farmers & Merchants Bancorp, Inc.	2,151	54,377
Farmers National Banc Corp.	5,833	80,437
FB Bancorp, Inc.*	2,708	30,465
FB Financial Corp.	5,690	257,757
Fidelity D&D Bancorp, Inc.	746	34,316
Financial Institutions, Inc.	3,109	79,839
Finward Bancorp	357	9,860
Finwise Bancorp*	377	5,659
First Bancorp (Nasdaq Stock Exchange)	6,473	285,395
First Bancorp (New York Stock Exchange)	12,306	256,334
First Bancorp, Inc. (The)	1,802	45,789
First Bank	3,555	54,996
First Busey Corp.	13,660	312,609
First Business Financial Services, Inc.	1,186	60,083
First Capital, Inc.	430	17,755
First Commonwealth Financial Corp.	16,249	263,721
First Community Bankshares, Inc.	2,653	103,918
First Community Corp.	637	15,530
First Financial Bancorp	15,521	376,539
First Financial Corp.	1,744	94,507
First Foundation, Inc.*	9,873	50,352
First Internet Bancorp	734	19,745
First Interstate BancSystem, Inc., Class A	14,136	407,400
First Merchants Corp.	9,093	348,262
First Mid Bancshares, Inc.	3,600	134,964
First National Corp.	897	17,465
First Savings Financial Group, Inc.	716	17,929
First United Corp.	848	26,296
First Western Financial, Inc.*	923	20,823
Firstsun Capital Bancorp*	1,927	66,963
Five Star Bancorp	1,493	42,610
Flagstar Financial, Inc. (x)	48,834	517,640
Flushing Financial Corp.	4,815	57,202
Franklin Financial Services Corp.	569	19,702
FS Bancorp, Inc.	1,116	43,948
Fulton Financial Corp.	28,367	511,741
FVCBankcorp, Inc.*	2,837	33,477
GBank Financial Holdings, Inc.*	1,235	43,731
German American Bancorp, Inc.	5,599	215,617
Glacier Bancorp, Inc.	14,808	637,929
Great Southern Bancorp, Inc.	1,371	80,587
Greene County Bancorp, Inc.	259	5,755
Guaranty Bancshares, Inc.	1,319	55,978
Hancock Whitney Corp.	14,102	809,455
Hanmi Financial Corp.	4,661	115,033
Hanover Bancorp, Inc.	536	12,269
HarborOne Bancorp, Inc.	6,018	70,290
Hawthorn Bancshares, Inc.	717	20,893
HBT Financial, Inc.	2,085	52,563
Heritage Commerce Corp.	9,767	96,986
Heritage Financial Corp.	5,557	132,479
Hilltop Holdings, Inc.	7,461	226,441
Hingham Institution For Savings (The) (x)	248	61,591
Home Bancorp, Inc.	1,179	61,049
Home BancShares, Inc.	30,311	862,651
HomeStreet, Inc.*	2,767	36,165
HomeTrust Bancshares, Inc.	2,476	92,627
Hope Bancorp, Inc.	19,369	207,829
Horizon Bancorp, Inc.	7,379	113,489
Independent Bank Corp.	3,237	104,911
Independent Bank Corp./MA	6,880	432,649
International Bancshares Corp.	8,038	535,009
Investar Holding Corp.	1,716	33,153
John Marshall Bancorp, Inc.	1,937	35,893
Kearny Financial Corp.	8,894	57,455
Lakeland Financial Corp.	1,998	122,777
Landmark Bancorp, Inc.	505	13,352
LCNB Corp.	1,923	27,941
LINKBANCORP, Inc.	3,194	23,348
Live Oak Bancshares, Inc.	3,231	96,284
MainStreet Bancshares, Inc.	852	16,103

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Mercantile Bank Corp.	2,636	$122,337
Meridian Corp.	976	12,581
Metrocity Bankshares, Inc.	1,734	49,558
Metropolitan Bank Holding Corp.*	1,271	88,970
Mid Penn Bancorp, Inc.	3,106	87,589
Middlefield Banc Corp.	1,244	37,457
Midland States Bancorp, Inc.	3,534	61,209
MidWestOne Financial Group, Inc.	3,195	91,920
MVB Financial Corp.	1,905	42,920
National Bank Holdings Corp., Class A	6,072	228,368
National Bankshares, Inc.	962	26,166
NB Bancorp, Inc.*	5,775	103,142
NBT Bancorp, Inc.	7,870	326,999
Nicolet Bankshares, Inc.	1,578	194,851
Northeast Bank	512	45,563
Northeast Community Bancorp, Inc.	2,148	49,930
Northfield Bancorp, Inc.	5,746	65,964
Northpointe Bancshares, Inc.	1,390	19,057
Northrim Bancorp, Inc.	470	43,832
Northwest Bancshares, Inc.	20,487	261,824
Norwood Financial Corp.	1,150	29,647
Oak Valley Bancorp	1,174	31,980
OceanFirst Financial Corp.	9,624	169,479
OFG Bancorp	7,154	306,191
Ohio Valley Banc Corp.	406	13,085
Old National Bancorp	46,114	984,073
Old Point Financial Corp.	345	13,541
Old Second Bancorp, Inc.	7,290	129,325
OP Bancorp	1,484	19,277
Orange County Bancorp, Inc.	1,315	33,980
Origin Bancorp, Inc.	4,570	163,332
Orrstown Financial Services, Inc.	2,974	94,662
Pacific Premier Bancorp, Inc.	15,204	320,652
Park National Corp.	2,370	396,406
Parke Bancorp, Inc.	1,834	37,359
PCB Bancorp	1,944	40,785
Peapack-Gladstone Financial Corp.	1,809	51,104
Penns Woods Bancorp, Inc.	1,022	31,028
Peoples Bancorp of North Carolina, Inc.	706	20,368
Peoples Bancorp, Inc.	5,641	172,276
Peoples Financial Services Corp.	1,209	59,688
Pioneer Bancorp, Inc.*	1,697	20,415
Plumas Bancorp	877	38,991
Ponce Financial Group, Inc.*	3,122	43,208
Preferred Bank	1,227	106,191
Primis Financial Corp.	3,294	35,740
Princeton Bancorp, Inc.	881	26,906
Provident Bancorp, Inc.*	2,276	28,427
Provident Financial Services, Inc.	17,564	307,897
QCR Holdings, Inc.	2,689	182,583
RBB Bancorp	2,731	47,001
Red River Bancshares, Inc.	734	43,086
Renasant Corp.	15,170	545,058
Republic Bancorp, Inc., Class A	1,417	103,597
Rhinebeck Bancorp, Inc.*	491	5,759
Richmond Mutual Bancorp, Inc.	873	12,047
Riverview Bancorp, Inc.	2,523	13,877
S&T Bancorp, Inc.	6,108	231,005
SB Financial Group, Inc.	777	14,841
Seacoast Banking Corp. of Florida	13,533	373,781
Shore Bancshares, Inc.	4,660	73,255
Sierra Bancorp	2,297	68,198
Simmons First National Corp., Class A	20,090	380,906
SmartFinancial, Inc.	2,109	71,242
Sound Financial Bancorp, Inc.	212	9,752
South Plains Financial, Inc.	2,111	76,080
Southern First Bancshares, Inc.*	1,229	46,739
Southern Missouri Bancorp, Inc.	1,512	82,827
Southern States Bancshares, Inc.	1,326	48,227
Southside Bancshares, Inc.	4,519	132,994
SR Bancorp, Inc.	907	12,245
Stellar Bancorp, Inc.	7,750	216,845
Sterling Bancorp, Inc. (r)*	3,185	—
Stock Yards Bancorp, Inc.	400	31,592
Texas Capital Bancshares, Inc.*	6,436	511,018
Third Coast Bancshares, Inc.*	1,953	63,805
Timberland Bancorp, Inc.	1,332	41,558
Tompkins Financial Corp.	2,102	131,858
Towne Bank	11,289	385,858
TriCo Bancshares	5,007	202,733
Triumph Financial, Inc.*	1,962	108,126
TrustCo Bank Corp.	2,984	99,725
Trustmark Corp.	9,459	344,875
UMB Financial Corp.	10,767	1,132,258
United Bankshares, Inc.	22,774	829,657
United Community Banks, Inc.	19,359	576,705
United Security Bancshares	1,108	9,584
Unity Bancorp, Inc.	808	38,041
Univest Financial Corp.	4,609	138,454
USCB Financial Holdings, Inc.	1,203	19,898
Valley National Bancorp	59,794	533,960
Veritex Holdings, Inc.	8,636	225,400
Virginia National Bankshares Corp.	653	24,161
WaFd, Inc.	12,146	355,635
Washington Trust Bancorp, Inc.	3,269	92,447
WesBanco, Inc.	14,334	453,384
West Bancorp, Inc.	2,690	52,805
Westamerica Bancorp	4,106	198,895
Western New England Bancorp, Inc.	2,371	21,884
WSFS Financial Corp.	9,162	503,910

		37,058,260

Capital Markets (1.7%)
AlTi Global, Inc. (x)*	6,465	26,830
Artisan Partners Asset Management, Inc., Class A	4,508	199,840
Associated Capital Group, Inc., Class A‡	53,000	1,987,500
Bakkt Holdings, Inc., Class A (x)*	100,472	1,401,584
Cohen & Steers, Inc.	378	28,482
Diamond Hill Investment Group, Inc.	326	47,371
DigitalBridge Group, Inc.	27,609	285,753
Donnelley Financial Solutions, Inc.*	1,211	74,658
Fairfax India Holdings Corp. (m)*	5,000	92,950
Federated Hermes, Inc., Class B	7,600	336,832
Forge Global Holdings, Inc. (x)*	1,628	30,997
Galaxy Digital, Inc., Class A*	25,000	547,458
GAMCO Investors, Inc., Class A	36,600	883,890
GCM Grosvenor, Inc., Class A (x)	744	8,601
Hellenic Exchanges – Athens Stock Exchange SA	5,400	38,102

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Marex Group plc	1,613	$63,665
MarketWise, Inc. (x)	250	4,947
Onex Corp.	1,100	89,738
Open Lending Corp.*	15,919	30,883
OTC Markets Group, Inc., Class A	100	5,700
Siebert Financial Corp.*	1,863	8,234
Silvercrest Asset Management Group, Inc., Class A	1,536	24,361
Urbana Corp.	18,400	84,856
Urbana Corp. (Non-Voting)	20,800	97,146
Virtus Investment Partners, Inc.	1,056	191,558
Westwood Holdings Group, Inc.	717	11,185

		6,603,121

Consumer Finance (0.4%)
Atlanticus Holdings Corp.*	804	44,019
Bread Financial Holdings, Inc.	5,975	341,292
Consumer Portfolio Services, Inc.*	1,457	14,322
Encore Capital Group, Inc.*	3,798	147,021
Green Dot Corp., Class A*	8,623	92,956
LendingClub Corp.*	18,123	218,020
LendingTree, Inc.*	147	5,449
Medallion Financial Corp.	2,861	27,265
Navient Corp.	11,946	168,439
Nelnet, Inc., Class A	2,276	275,669
Oportun Financial Corp.*	5,299	37,941
PRA Group, Inc.*	6,326	93,308
PROG Holdings, Inc.	6,517	191,274
Regional Management Corp.	1,217	35,549
Vroom, Inc.*	173	4,932
World Acceptance Corp.*	542	89,495

		1,786,951

Financial Services (1.6%)
Acacia Research Corp.*	5,621	20,123
Alerus Financial Corp.	3,637	78,705
Banco Latinoamericano de Comercio Exterior SA, Class E	4,644	187,153
Better Home & Finance Holding Co.*	689	8,537
Burford Capital Ltd.	11,555	164,774
Cannae Holdings, Inc.	9,248	192,821
Cass Information Systems, Inc.	403	17,510
Compass Diversified Holdings	10,824	67,975
Enact Holdings, Inc.	4,687	174,122
Essent Group Ltd.	16,024	973,138
Federal Agricultural Mortgage Corp., Class C	157	30,502
Finance of America Cos., Inc., Class A*	706	16,464
Flywire Corp.*	1,835	21,469
HA Sustainable Infrastructure Capital, Inc. (x)	19,687	528,793
Jackson Financial, Inc., Class A	11,154	990,364
loanDepot, Inc., Class A*	12,314	15,639
Marqeta, Inc., Class A*	33,551	195,602
Merchants Bancorp	4,157	137,472
Mr Cooper Group, Inc.*	275	41,033
NewtekOne, Inc.	4,524	51,031
NMI Holdings, Inc., Class A*	12,616	532,269
Onity Group, Inc.*	1,007	38,437
Pagseguro Digital Ltd., Class A	11,059	106,609
Paysafe Ltd. (x)*	5,160	65,119
PennyMac Financial Services, Inc.	4,686	466,913
Radian Group, Inc.	22,820	821,976
Repay Holdings Corp., Class A*	12,877	62,067
Security National Financial Corp., Class A*	1,988	19,582
Sezzle, Inc.*	209	37,463
SWK Holdings Corp.	665	9,802
Triller Group, Inc.*	12,245	11,394
Velocity Financial, Inc.*	1,829	33,910
Walker & Dunlop, Inc.	5,271	371,500
Waterstone Financial, Inc.	2,642	36,486

		6,526,754

Insurance (2.3%)
Ambac Financial Group, Inc.*	7,704	54,698
American Coastal Insurance Corp.	2,090	23,241
AMERISAFE, Inc.	1,498	65,508
Citizens, Inc., Class A*	6,843	23,882
CNO Financial Group, Inc.	16,333	630,127
Donegal Group, Inc., Class A	2,808	56,230
eHealth, Inc.*	4,484	19,505
Employers Holdings, Inc.	3,815	179,992
Enstar Group Ltd.*	1,937	651,529
F&G Annuities & Life, Inc.	3,216	102,848
Fairfax Financial Holdings Ltd.	4	7,226
Fidelis Insurance Holdings Ltd.	9,705	160,909
Genworth Financial, Inc., Class A*	67,240	523,127
GoHealth, Inc., Class A*	670	3,719
Goosehead Insurance, Inc., Class A	797	84,091
Greenlight Capital Re Ltd., Class A*	4,641	66,691
Hamilton Insurance Group Ltd., Class B*	7,362	159,166
Heritage Insurance Holdings, Inc.*	879	21,922
Hippo Holdings, Inc.*	1,363	38,069
Horace Mann Educators Corp.	6,622	284,547
Investors Title Co. (x)	211	44,584
James River Group Holdings Ltd.	6,095	35,717
Kestrel Group Ltd.	149	3,951
MBIA, Inc.*	6,796	29,495
Mercury General Corp.	4,350	292,929
NI Holdings, Inc.*	873	11,122
ProAssurance Corp.*	8,132	185,654
Safety Insurance Group, Inc.	2,409	191,251
Selective Insurance Group, Inc.	1,211	104,933
Selectquote, Inc.*	7,163	17,048
SiriusPoint Ltd.*	11,821	241,030
Stewart Information Services Corp.	4,497	292,755
Tiptree, Inc., Class A	2,842	67,014
United Fire Group, Inc.	3,481	99,905
Universal Insurance Holdings, Inc.	3,216	89,180
White Mountains Insurance Group Ltd.	2,294	4,119,382

		8,982,977

Mortgage Real Estate Investment Trusts (REITs) (0.9%)
ACRES Commercial Realty Corp. (REIT)*	860	15,428
Advanced Flower Capital, Inc. (REIT) (x)	3,065	13,731
AG Mortgage Investment Trust, Inc. (REIT)	4,328	32,676

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Angel Oak Mortgage REIT, Inc. (REIT)	1,402	$13,207
Apollo Commercial Real Estate Finance, Inc. (REIT)	12,369	119,732
Arbor Realty Trust, Inc. (REIT) (x)	26,505	283,604
Ares Commercial Real Estate Corp. (REIT) (x)	8,387	40,006
ARMOUR Residential REIT, Inc. (REIT) (x)	13,296	223,506
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	26,769	515,303
BrightSpire Capital, Inc. (REIT), Class A (x)	21,125	106,681
Chicago Atlantic Real Estate Finance, Inc. (REIT)	2,856	39,870
Chimera Investment Corp. (REIT)	13,313	184,651
Claros Mortgage Trust, Inc. (REIT)	15,453	44,041
Dynex Capital, Inc. (REIT) (x)	16,930	206,885
Ellington Financial, Inc. (REIT) (x)	14,728	191,317
Franklin BSP Realty Trust, Inc. (REIT)	12,911	138,019
Invesco Mortgage Capital, Inc. (REIT) (x)	11,298	88,576
KKR Real Estate Finance Trust, Inc. (REIT)	9,172	80,438
Ladder Capital Corp. (REIT)	18,671	200,713
Lument Finance Trust, Inc. (REIT)	4,399	9,722
MFA Financial, Inc. (REIT)	16,525	156,327
New York Mortgage Trust, Inc. (REIT)	14,323	95,964
Nexpoint Real Estate Finance, Inc. (REIT)	1,397	19,265
Orchid Island Capital, Inc. (REIT) (x)	17,011	119,247
PennyMac Mortgage Investment Trust (REIT)	14,194	182,535
Ready Capital Corp. (REIT) (x)	26,558	116,058
Redwood Trust, Inc. (REIT)	21,187	125,215
Rithm Property Trust, Inc. (REIT)	5,221	14,097
Seven Hills Realty Trust (REIT)	1,860	22,450
Sunrise Realty Trust, Inc. (REIT)	1,623	17,204
TPG RE Finance Trust, Inc. (REIT)	11,131	85,931
Two Harbors Investment Corp. (REIT)	9,307	100,236

		3,602,635

Total Financials		64,560,698

Health Care (4.2%)
Biotechnology (1.9%)
4D Molecular Therapeutics, Inc.*	6,335	23,503
89bio, Inc.*	13,288	130,488
Abeona Therapeutics, Inc.*	1,005	5,708
Absci Corp.(x)*	3,276	8,419
Acrivon Therapeutics, Inc.*	278	331
Adverum Biotechnologies, Inc.*	305	656
Agenus, Inc.*	167	763
Agios Pharmaceuticals, Inc.*	9,172	305,061
Akebia Therapeutics, Inc.*	35,711	129,988
Aldeyra Therapeutics, Inc.*	2,162	8,280
Alector, Inc.*	11,039	15,455
Alkermes plc*	6,567	187,882
Allogene Therapeutics, Inc. (x)*	23,989	27,108
Anika Therapeutics, Inc.*	1,724	18,240
Annexon, Inc.*	15,735	37,764
Applied Therapeutics, Inc. (x)*	1,410	439
Arbutus Biopharma Corp. (x)*	1,625	5,021
Arcturus Therapeutics Holdings, Inc. (x)*	2,488	32,369
Arcus Biosciences, Inc.*	2,905	23,647
Artiva Biotherapeutics, Inc. (x)*	220	332
Astria Therapeutics, Inc.*	6,684	35,826
Atossa Therapeutics, Inc.*	365	303
aTyr Pharma, Inc.*	998	5,060
Aura Biosciences, Inc. (x)*	4,547	28,464
Avidity Biosciences, Inc.*	1,497	42,515
Bicara Therapeutics, Inc. (x)*	5,119	47,556
C4 Therapeutics, Inc. (x)*	747	1,068
Cabaletta Bio, Inc.*	191	290
Candel Therapeutics, Inc.*	1,214	6,143
Cardiff Oncology, Inc. (x)*	5,879	18,519
Cargo Therapeutics, Inc.*	4,983	20,530
Caribou Biosciences, Inc. (x)*	1,195	1,506
Cartesian Therapeutics, Inc. (x)*	1,175	12,208
Celcuity, Inc.*	220	2,937
Celldex Therapeutics, Inc.*	10,493	213,533
Century Therapeutics, Inc. (x)*	960	536
Cibus, Inc., Class A (x)*	539	744
Cidara Therapeutics, Inc. (x)*	2,702	131,614
Climb Bio, Inc.*	420	521
Cogent Biosciences, Inc.*	987	7,087
Coherus Oncology, Inc.*	11,956	8,743
Compass Therapeutics, Inc.*	7,611	19,789
Corbus Pharmaceuticals Holdings, Inc.*	150	1,035
CRISPR Therapeutics AG (x)*	10,090	490,778
Cullinan Therapeutics, Inc.*	8,099	60,985
Cytokinetics, Inc.*	16,781	554,444
Day One Biopharmaceuticals, Inc.*	10,822	70,343
Denali Therapeutics, Inc.*	20,051	280,513
Design Therapeutics, Inc. (x)*	4,551	15,337
Dianthus Therapeutics, Inc.*	2,919	54,381
Dyne Therapeutics, Inc.*	10,249	97,570
Editas Medicine, Inc.*	13,120	28,864
Eledon Pharmaceuticals, Inc.*	8,452	22,905
Elevation Oncology, Inc.*	829	304
Emergent BioSolutions, Inc.*	7,859	50,140
Enanta Pharmaceuticals, Inc.*	3,132	23,678
Entrada Therapeutics, Inc.*	4,555	30,610
Erasca, Inc.*	29,049	36,892
Fate Therapeutics, Inc.*	14,769	16,541
Fennec Pharmaceuticals, Inc.*	2,612	21,680
Foghorn Therapeutics, Inc.*	1,449	6,810
Generation Bio Co.*	2,248	720
GRAIL, Inc. (x)*	4,620	237,560
Heron Therapeutics, Inc. (x)*	21,678	44,873
Humacyte, Inc. (x)*	15,208	31,785
Ideaya Biosciences, Inc.*	13,425	282,194
ImmunityBio, Inc. (x)*	6,800	17,952
Inhibikase Therapeutics, Inc.*	7,439	14,506
Inhibrx Biosciences, Inc. (x)*	1,425	20,335
Inovio Pharmaceuticals, Inc. (x)*	346	704
Intellia Therapeutics, Inc.*	16,528	155,033
Invivyd, Inc. (x)*	2,840	2,031
Iovance Biotherapeutics, Inc. (x)*	40,893	70,336
Ironwood Pharmaceuticals, Inc., Class A*	4,808	3,448
iTeos Therapeutics, Inc.*	4,663	46,490

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Jade Biosciences, Inc.	4,081	$40,769
Janux Therapeutics, Inc.*	4,274	98,729
Keros Therapeutics, Inc.*	5,408	72,197
Kodiak Sciences, Inc.*	5,573	20,787
Korro Bio, Inc. (x)*	1,129	14,101
Kura Oncology, Inc.*	12,584	72,610
Kyverna Therapeutics, Inc. (x)*	96	295
Larimar Therapeutics, Inc.*	6,605	19,088
Lexeo Therapeutics, Inc.*	3,684	14,810
MeiraGTx Holdings plc (x)*	1,498	9,767
Mersana Therapeutics, Inc.*	2,409	713
Metsera, Inc. (x)*	1,298	36,928
Monte Rosa Therapeutics, Inc.*	6,884	31,047
Myriad Genetics, Inc.*	14,599	77,521
Neurogene, Inc. (x)*	1,552	23,202
Nkarta, Inc.*	7,802	12,951
Novavax, Inc. (x)*	4,420	27,846
Nurix Therapeutics, Inc.*	12,073	137,511
Olema Pharmaceuticals, Inc. (x)*	9,469	40,338
ORIC Pharmaceuticals, Inc.*	5,290	53,694
Oruka Therapeutics, Inc.	3,821	42,833
Outlook Therapeutics, Inc. (x)*	188	301
Perspective Therapeutics, Inc.*	9,361	32,202
Praxis Precision Medicines, Inc.*	2,620	110,171
Precigen, Inc.*	2,841	4,034
Prelude Therapeutics, Inc.*	680	550
Prime Medicine, Inc. (x)*	9,086	22,442
ProKidney Corp., Class A (x)*	449	266
Protara Therapeutics, Inc.*	4,884	14,799
Prothena Corp. plc*	5,651	34,302
PTC Therapeutics, Inc.*	2,342	114,383
Puma Biotechnology, Inc.*	6,702	22,988
Pyxis Oncology, Inc.*	719	791
Q32 Bio, Inc. (x)*	226	337
REGENXBIO, Inc.*	7,624	62,593
Relay Therapeutics, Inc.*	21,589	74,698
Renovaro, Inc. (x)*	1,879	543
Replimune Group, Inc.*	10,391	96,532
Revolution Medicines, Inc.*	442	16,261
Rezolute, Inc.*	1,388	6,190
Rocket Pharmaceuticals, Inc.*	11,330	27,759
Sage Therapeutics, Inc.*	9,152	83,466
Sana Biotechnology, Inc.*	18,860	51,488
Scholar Rock Holding Corp.*	1,073	38,006
Shattuck Labs, Inc. (x)*	498	394
Skye Bioscience, Inc.*	326	1,363
Solid Biosciences, Inc. (x)*	10,479	51,033
Spyre Therapeutics, Inc.*	2,717	40,674
Sutro Biopharma, Inc.*	1,170	835
Syndax Pharmaceuticals, Inc.*	910	8,522
Tango Therapeutics, Inc. (x)*	11,862	60,733
Tectonic Therapeutic, Inc.*	1,303	25,891
Tenaya Therapeutics, Inc.*	1,565	957
Tevogen Bio Holdings, Inc.*	2,420	3,025
Tonix Pharmaceuticals Holding Corp. (x)*	910	32,742
Tourmaline Bio, Inc.*	3,119	49,873
Travere Therapeutics, Inc.*	982	14,534
TriSalus Life Sciences, Inc.*	1,361	7,417
Tyra Biosciences, Inc.*	3,788	36,251
Upstream Bio, Inc. (x)*	5,520	60,610
UroGen Pharma Ltd. (x)*	1,133	15,522
Vanda Pharmaceuticals, Inc.*	8,709	41,106
Vaxcyte, Inc.*	20,214	657,157
Verastem, Inc. (x)*	3,215	13,342
Verve Therapeutics, Inc.*	11,057	124,170
Vir Biotechnology, Inc.*	14,650	73,836
Viridian Therapeutics, Inc.*	2,396	33,496
Voyager Therapeutics, Inc.*	6,727	20,921
Werewolf Therapeutics, Inc.*	524	571
XBiotech, Inc. (x)*	166	493
Xencor, Inc.*	11,275	88,622
XOMA Royalty Corp.*	466	11,743
Zenas Biopharma, Inc. (x)*	2,509	24,312
Zentalis Pharmaceuticals, Inc.*	1,404	1,629

		7,523,336

Health Care Equipment & Supplies (0.6%)
AngioDynamics, Inc.*	4,948	49,084
Artivion, Inc.*	1,170	36,387
Avanos Medical, Inc.*	7,513	91,959
Beta Bionics, Inc.*	285	4,150
CONMED Corp.	4,995	260,140
Embecta Corp.	8,344	80,853
Enovis Corp.*	9,152	287,007
Fractyl Health, Inc.*	223	361
ICU Medical, Inc.*	988	130,564
Inmode Ltd.*	486	7,018
Inogen, Inc.*	3,903	27,438
Integra LifeSciences Holdings Corp.*	10,748	131,878
Kestra Medical Technologies Ltd.*	334	5,538
LivaNova plc*	8,773	394,960
Lucid Diagnostics, Inc.*	5,053	5,811
Merit Medical Systems, Inc.*	640	59,827
Neogen Corp.*	35,196	168,237
Omnicell, Inc.*	7,568	222,499
OraSure Technologies, Inc.*	12,421	37,263
Orthofix Medical, Inc.*	6,103	68,048
OrthoPediatrics Corp.*	2,134	45,838
Outset Medical, Inc.*	1,279	24,570
QuidelOrtho Corp. (x)*	6,140	176,955
Semler Scientific, Inc. (x)*	1,124	43,544
STAAR Surgical Co. (x)*	1,140	19,129
Tactile Systems Technology, Inc.*	3,841	38,948
Utah Medical Products, Inc.	385	21,914
Varex Imaging Corp.*	6,366	55,193
Zimvie, Inc.*	4,502	42,094

		2,537,207

Health Care Providers & Services (0.7%)
AdaptHealth Corp., Class A*	14,867	140,196
Addus HomeCare Corp.*	1,503	173,131
AirSculpt Technologies, Inc. (x)*	1,145	5,530
AMN Healthcare Services, Inc.*	6,138	126,873
Ardent Health, Inc.*	3,435	46,922
Aveanna Healthcare Holdings, Inc.*	1,661	8,687
Brookdale Senior Living, Inc.*	4,201	29,239
Castle Biosciences, Inc.*	4,555	93,013
Community Health Systems, Inc. (x)*	8,685	29,529
Concentra Group Holdings Parent, Inc.	1,193	24,540
Cross Country Healthcare, Inc.*	5,301	69,178

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
DocGo, Inc.*	13,420	$21,069
Enhabit, Inc.*	7,880	75,963
Fulgent Genetics, Inc.*	3,235	64,312
Innovage Holding Corp.*	1,749	6,454
LifeStance Health Group, Inc.*	9,694	50,118
ModivCare, Inc. (x)*	206	643
Nano-X Imaging Ltd. (x)*	7,749	40,062
National HealthCare Corp.	2,015	215,625
NeoGenomics, Inc.*	19,091	139,555
OPKO Health, Inc. (x)*	57,713	76,181
Owens & Minor, Inc.*	12,110	110,201
PACS Group, Inc.*	483	6,240
Pediatrix Medical Group, Inc.*	13,871	199,049
Performant Healthcare, Inc.*	2,507	10,028
Premier, Inc., Class A	14,645	321,165
Quipt Home Medical Corp.*	708	1,267
RadNet, Inc.*	1,979	112,625
SBC Medical Group Holdings, Inc.*	1,379	6,399
Select Medical Holdings Corp.	17,919	272,011
Sonida Senior Living, Inc. (x)*	233	5,813
Surgery Partners, Inc.*	12,493	277,719
US Physical Therapy, Inc.	895	69,989

		2,829,326

Health Care Technology (0.2%)
Definitive Healthcare Corp., Class A*	6,049	23,591
Evolent Health, Inc., Class A*	12,693	142,923
Health Catalyst, Inc.*	10,673	40,237
HealthStream, Inc.	2,299	63,613
LifeMD, Inc.*	2,005	27,308
Teladoc Health, Inc.*	22,780	198,414
Waystar Holding Corp.*	2,296	93,838

		589,924

Life Sciences Tools & Services (0.2%)
10X Genomics, Inc., Class A (x)*	12,487	144,599
Azenta, Inc.*	5,780	177,908
Codexis, Inc.*	3,238	7,901
CryoPort, Inc.*	5,936	44,283
Cytek Biosciences, Inc.*	18,930	64,362
Fortrea Holdings, Inc.*	14,668	72,460
Harvard Bioscience, Inc. (x)*	1,081	480
Lifecore Biomedical, Inc. (x)*	1,428	11,595
Maravai LifeSciences Holdings, Inc., Class A*	19,381	46,708
MaxCyte, Inc.*	17,325	37,768
Nautilus Biotechnology, Inc., Class A*	1,293	937
OmniAb, Inc. (Earn Out Shares) (r)(x)*	1,612	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	11,878	20,668
Pacific Biosciences of California, Inc. (x)*	44,167	54,767
Personalis, Inc.*	6,339	41,584
Quanterix Corp. (x)*	5,844	38,863
Quantum-Si, Inc. (x)*	22,900	44,884
Standard BioTools, Inc. (x)*	46,998	56,398

		866,165

Pharmaceuticals (0.6%)
Aardvark Therapeutics, Inc.*	281	3,799
Aclaris Therapeutics, Inc.*	13,682	19,428
Alto Neuroscience, Inc. (x)*	248	546
Alumis, Inc. (x)*	6,622	19,866
Amneal Pharmaceuticals, Inc.*	3,250	26,292
Amphastar Pharmaceuticals, Inc.*	5,537	127,129
Amylyx Pharmaceuticals, Inc.*	2,238	14,346
Aquestive Therapeutics, Inc. (x)*	8,057	26,669
Arvinas, Inc.*	9,458	69,611
Atea Pharmaceuticals, Inc.*	13,393	48,215
BioAge Labs, Inc. (x)*	3,682	15,207
Biote Corp., Class A*	2,864	11,513
Esperion Therapeutics, Inc. (x)*	22,418	22,068
EyePoint Pharmaceuticals, Inc. (x)*	9,856	92,745
Fulcrum Therapeutics, Inc.*	7,879	54,208
Indivior plc (x)*	2,590	38,177
Innoviva, Inc.*	1,318	26,479
Ligand Pharmaceuticals, Inc.*	2,733	310,687
Maze Therapeutics, Inc. (x)*	1,224	15,018
MBX Biosciences, Inc.*	2,365	26,985
Mind Medicine MindMed, Inc. (x)*	8,231	53,419
Nektar Therapeutics*	129	3,333
Nuvation Bio, Inc. (x)*	36,679	71,524
Omeros Corp. (x)*	1,485	4,455
Pacira BioSciences, Inc.*	6,871	164,217
Phathom Pharmaceuticals, Inc.*	4,920	47,183
Pliant Therapeutics, Inc.*	2,079	2,412
Prestige Consumer Healthcare, Inc.*	6,516	520,303
Rapport Therapeutics, Inc. (x)*	2,748	31,245
Septerna, Inc. (x)*	3,392	35,853
SIGA Technologies, Inc.	1,760	11,475
Supernus Pharmaceuticals, Inc.*	7,962	250,962
Telomir Pharmaceuticals, Inc.*	197	246
Terns Pharmaceuticals, Inc.*	12,100	45,133
Theravance Biopharma, Inc.*	1,397	15,409
Third Harmonic Bio, Inc.*	4,365	23,702
Tvardi Therapeutics, Inc.*	458	10,685
Ventyx Biosciences, Inc.*	755	1,616
Veru, Inc. (x)*	670	390
WaVe Life Sciences Ltd.*	2,202	14,313

		2,276,863

Total Health Care		16,622,821

Industrials (15.7%)
Aerospace & Defense (0.4%)
AAR Corp.*	4,317	296,966
AerSale Corp.*	5,761	34,624
Astronics Corp.*	457	15,300
Ducommun, Inc.*	2,195	181,373
Intuitive Machines, Inc. (x)*	16,537	179,757
Mercury Systems, Inc.*	6,475	348,744
National Presto Industries, Inc.	847	82,972
Park Aerospace Corp.	1,489	21,993
Satellogic, Inc., Class A (x)*	2,215	8,018
Triumph Group, Inc.*	7,327	188,670
V2X, Inc.*	2,517	122,200

		1,480,617

Air Freight & Logistics (0.1%)
Forward Air Corp. (x)*	2,262	55,510
Hub Group, Inc., Class A	9,584	320,393
Radiant Logistics, Inc.*	4,987	30,321

		406,224

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Building Products (0.6%)
American Woodmark Corp.*	2,399	$128,035
Apogee Enterprises, Inc.	3,400	138,040
Caesarstone Ltd.*	394	776
Gibraltar Industries, Inc.*	4,771	281,489
Insteel Industries, Inc.	1,382	51,424
Janus International Group, Inc.*	13,635	110,989
JELD-WEN Holding, Inc.*	13,575	53,214
Masterbrand, Inc.*	20,467	223,704
Quanex Building Products Corp.	7,599	143,621
Resideo Technologies, Inc.*	23,976	528,911
UFP Industries, Inc.	9,197	913,814

		2,574,017

Commercial Services & Supplies (3.3%)
ABM Industries, Inc.	10,003	472,242
ACCO Brands Corp.	14,278	51,115
Acme United Corp.	403	16,704
BrightView Holdings, Inc.*	9,661	160,856
Cimpress plc*	1,901	89,347
Civeo Corp. (x)	185,000	4,271,650
CoreCivic, Inc.*	14,714	310,024
Deluxe Corp.	7,132	113,470
Ennis, Inc.	3,636	65,957
Enviri Corp.*	12,568	109,090
Healthcare Services Group, Inc.*	6,492	97,575
HNI Corp.	3,224	158,556
Interface, Inc., Class A	8,430	176,440
MillerKnoll, Inc.	11,268	218,825
Mobile Infrastructure Corp., Class A*	1,561	7,071
Montrose Environmental Group, Inc.*	5,194	113,697
NL Industries, Inc.	958	6,131
OPENLANE, Inc.*	101,224	2,474,927
Perma-Fix Environmental Services, Inc.*	2,135	22,460
Pitney Bowes, Inc.	12,931	141,077
Quad/Graphics, Inc.	1,973	11,148
RB Global, Inc.	30,696	3,259,608
Steelcase, Inc., Class A	13,998	145,999
UniFirst Corp.	2,442	459,633
Vestis Corp.	18,509	106,057
Virco Mfg. Corp.	1,445	11,531
VSE Corp.	462	60,513

		13,131,703

Construction & Engineering (0.7%)
Ameresco, Inc., Class A (x)*	5,192	78,866
Arcosa, Inc.	5,659	490,692
Bowman Consulting Group Ltd., Class A*	206	5,923
Concrete Pumping Holdings, Inc.	3,274	20,135
Fluor Corp.*	26,932	1,380,804
Granite Construction, Inc. (x)	996	93,136
Great Lakes Dredge & Dock Corp.*	10,450	127,386
Matrix Service Co.*	3,471	46,893
NWPX Infrastructure, Inc.*	1,539	63,114
Orion Group Holdings, Inc.*	4,832	43,826
Primoris Services Corp.	586	45,673
Southland Holdings, Inc. (x)*	1,774	7,415
Tutor Perini Corp.*	7,167	335,272

		2,739,135

Electrical Equipment (0.6%)
Allient, Inc.	2,142	77,776
Array Technologies, Inc.*	19,078	112,560
Atkore, Inc.	5,547	391,341
Blink Charging Co. (x)*	932	876
Complete Solaria, Inc.*	6,296	11,585
Energy Vault Holdings, Inc.*	811	581
EnerSys	5,948	510,160
Fluence Energy, Inc., Class A*	2,300	15,433
FuelCell Energy, Inc. (x)*	56	314
GrafTech International Ltd. (x)*	403	392
Hyliion Holdings Corp. (x)*	22,146	29,233
LSI Industries, Inc.	1,204	20,480
NANO Nuclear Energy, Inc. (x)*	288	9,933
Net Power, Inc. (x)*	5,646	13,946
NEXTracker, Inc., Class A*	4,583	249,178
Plug Power, Inc. (x)*	146,462	218,228
Power Solutions International, Inc.*	91	5,886
Preformed Line Products Co.	361	57,691
Shoals Technologies Group, Inc., Class A*	22,606	96,076
SolarMax Technology, Inc.*	526	573
Stem, Inc. (x)*	154	959
Sunrun, Inc. (x)*	33,829	276,721
T1 Energy, Inc. (x)*	16,510	20,307
Thermon Group Holdings, Inc.*	4,656	130,741
TPI Composites, Inc.*	605	520

		2,251,490

Ground Transportation (0.3%)
ArcBest Corp.	3,693	284,398
Covenant Logistics Group, Inc., Class A	2,218	53,476
Heartland Express, Inc.	7,474	64,575
Marten Transport Ltd.	8,595	111,649
PAMT Corp.*	820	10,553
Proficient Auto Logistics, Inc. (x)*	3,593	26,085
RXO, Inc.*	24,443	384,244
Universal Logistics Holdings, Inc. (x)	1,049	26,624
Werner Enterprises, Inc.	8,102	221,671

		1,183,275

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	2,600	81,120

Machinery (2.9%)
3D Systems Corp. (x)*	20,952	32,266
AirJoule Technologies Corp.*	2,704	12,520
Alamo Group, Inc.	1,140	248,953
Albany International Corp., Class A	3,395	238,091
Astec Industries, Inc.	3,661	152,627
Atmus Filtration Technologies, Inc.	1,251	45,561
Columbus McKinnon Corp.	4,804	73,357
Douglas Dynamics, Inc.	480	14,146
Eastern Co. (The)	737	16,818
Enpro, Inc.	2,965	567,946
Gencor Industries, Inc.*	1,552	21,728
Greenbrier Cos., Inc. (The)	5,001	230,296
Helios Technologies, Inc.	5,292	176,594
Hillenbrand, Inc.	11,291	226,610
Hillman Solutions Corp.*	31,399	224,189
Hyster-Yale, Inc.	1,888	75,105

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
JBT Marel Corp.	4,359	$524,213
Kennametal, Inc.	12,514	287,322
L B Foster Co., Class A*	1,618	35,386
Luxfer Holdings plc	4,062	49,475
Manitowoc Co., Inc. (The)*	5,564	66,879
Mayville Engineering Co., Inc.*	1,957	31,234
Microvast Holdings, Inc.*	11,454	41,578
Miller Industries, Inc.	1,716	76,293
Oshkosh Corp.	58,000	6,585,320
Palladyne AI Corp.*	4,075	35,290
Park-Ohio Holdings Corp.	1,583	28,272
Proto Labs, Inc.*	3,821	152,993
Shyft Group, Inc. (The)	5,109	64,067
Standex International Corp.	353	55,238
Tennant Co.	2,967	229,883
Terex Corp.	10,609	495,334
Titan International, Inc. (x)*	7,691	78,987
Trinity Industries, Inc.	6,937	187,368
Wabash National Corp.	6,816	72,454
Worthington Enterprises, Inc.	3,427	218,094

		11,672,487

Marine Transportation (2.6%)
Clarkson plc	109,000	4,885,055
Costamare Bulkers Holdings Ltd.*	1,251	10,846
Costamare, Inc.	6,959	63,397
Genco Shipping & Trading Ltd.	6,278	82,053
Golden Ocean Group Ltd. (x)	16,578	121,351
Himalaya Shipping Ltd.	4,292	24,765
Matson, Inc.	5,238	583,251
Pangaea Logistics Solutions Ltd.	5,721	26,889
Safe Bulkers, Inc.	9,800	35,378
Stolt-Nielsen Ltd.	168,400	4,277,080

		10,110,065

Passenger Airlines (0.3%)
Allegiant Travel Co.*	1,948	107,043
Blade Air Mobility, Inc.*	10,678	43,032
Frontier Group Holdings, Inc.*	4,485	16,280
JetBlue Airways Corp. (x)*	51,982	219,884
SkyWest, Inc.*	6,540	673,424
Spirit Aviation Holdings, Inc.*	2,133	10,644
Sun Country Airlines Holdings, Inc.*	3,358	39,456

		1,109,763

Professional Services (3.0%)
Acuren Corp. (x)*	9,854	108,788
Alight, Inc., Class A	68,890	389,917
Asure Software, Inc.*	4,046	39,489
Booz Allen Hamilton Holding Corp.	6,400	666,432
CACI International, Inc., Class A*	12,000	5,720,400
Conduent, Inc.*	26,249	69,297
CRA International, Inc.	3,700	693,269
CSG Systems International, Inc.	486	31,741
First Advantage Corp. (x)*	3,988	66,241
Forrester Research, Inc.*	1,719	17,018
Franklin Covey Co.*	256	5,842
Heidrick & Struggles International, Inc.	3,318	151,832
HireQuest, Inc. (x)	583	5,836
ICF International, Inc.	2,937	248,793
Kelly Services, Inc., Class A	4,995	58,492
Kforce, Inc.	404	16,617
Korn Ferry	4,583	336,071
Mistras Group, Inc.*	2,501	20,033
NV5 Global, Inc.*	9,304	214,829
Resolute Holdings Management, Inc.*	312	9,944
Resources Connection, Inc.	5,355	28,756
Science Applications International Corp.	24,000	2,702,640
Skillsoft Corp.*	631	10,077
TrueBlue, Inc.*	4,481	29,037
TTEC Holdings, Inc.*	3,015	14,502
Willdan Group, Inc.*	724	45,257

		11,701,150

Trading Companies & Distributors (0.8%)
Alta Equipment Group, Inc.	2,516	15,901
BlueLinx Holdings, Inc.*	1,302	96,843
Boise Cascade Co.	6,146	533,596
Custom Truck One Source, Inc. (x)*	9,433	46,599
Distribution Solutions Group, Inc.*	203	5,576
DNOW, Inc.*	17,370	257,597
EVI Industries, Inc.	640	13,971
GATX Corp.	5,326	817,861
GMS, Inc.*	3,449	375,079
Hudson Technologies, Inc.*	6,453	52,398
McGrath RentCorp	904	104,828
MRC Global, Inc.*	13,799	189,184
NPK International, Inc.*	13,293	113,124
Rush Enterprises, Inc., Class A	4,685	241,324
Rush Enterprises, Inc., Class B	791	41,512
Titan Machinery, Inc. (x)*	3,491	69,157
Transcat, Inc.*	719	61,805
Willis Lease Finance Corp.	518	73,960

		3,110,315

Transportation Infrastructure (0.1%)
Braemar plc	132,800	382,805

Total Industrials		61,934,166

Information Technology (3.8%)
Communications Equipment (0.4%)
Applied Optoelectronics, Inc.*	1,809	46,473
Aviat Networks, Inc. (x)*	1,958	47,090
Clearfield, Inc.*	1,105	47,968
CommScope Holding Co., Inc.*	13,379	110,778
Digi International, Inc.*	5,904	205,813
Harmonic, Inc.*	13,427	127,154
Inseego Corp.*	1,536	12,657
NETGEAR, Inc.*	4,580	133,141
NetScout Systems, Inc.*	11,378	282,288
Ribbon Communications, Inc.*	15,289	61,309
Viasat, Inc.*	18,298	267,151

		1,341,822

Electronic Equipment, Instruments & Components (1.2%)
908 Devices, Inc. (x)*	1,190	8,485
Bel Fuse, Inc., Class A	313	28,123
Bel Fuse, Inc., Class B (x)	1,631	159,332
Benchmark Electronics, Inc.	5,750	223,272
CTS Corp.	3,956	168,565
Daktronics, Inc. (x)*	5,523	83,508

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
ePlus, Inc.*	4,245	$306,064
FARO Technologies, Inc.*	1,654	72,644
Insight Enterprises, Inc.*	2,949	407,213
Itron, Inc.*	3,758	494,666
Kimball Electronics, Inc.*	3,811	73,285
Knowles Corp.*	13,153	231,756
Methode Electronics, Inc.	5,658	53,808
MicroVision, Inc. (x)*	14,267	16,264
Neonode, Inc.*	204	5,202
nLight, Inc.*	7,366	144,963
PAR Technology Corp. (x)*	2,676	185,634
PC Connection, Inc.	1,860	122,351
Plexus Corp.*	341	46,141
Powerfleet, Inc. (x)*	19,914	85,829
Richardson Electronics Ltd.	1,820	17,563
Rogers Corp.*	2,860	195,853
Sanmina Corp.*	4,698	459,605
ScanSource, Inc.*	3,615	151,143
SmartRent, Inc., Class A*	1,100	1,089
TTM Technologies, Inc.*	16,147	659,121
Vishay Intertechnology, Inc.	19,718	313,122
Vishay Precision Group, Inc. (x)*	1,961	55,104

		4,769,705

IT Services (0.2%)
Applied Digital Corp. (x)*	6,925	69,735
ASGN, Inc.*	6,929	345,965
BigBear.ai Holdings, Inc. (x)*	35,680	242,267
Fastly, Inc., Class A*	22,043	155,623
Grid Dynamics Holdings, Inc.*	2,131	24,613
Hackett Group, Inc. (The)	264	6,711
Information Services Group, Inc.	4,166	19,997
Rackspace Technology, Inc.*	9,900	12,672
Tucows, Inc., Class A*	807	15,906
Unisys Corp.*	2,687	12,172

		905,661

Semiconductors & Semiconductor Equipment (0.8%)
ACM Research, Inc., Class A*	8,129	210,541
Aehr Test Systems*	880	11,378
Aeluma, Inc.*	955	15,633
Alpha & Omega Semiconductor Ltd.*	4,004	102,743
Axcelis Technologies, Inc.*	4,806	334,930
CEVA, Inc.*	616	13,540
Cohu, Inc.*	7,488	144,069
Diodes, Inc.*	7,439	393,449
Everspin Technologies, Inc.*	196	1,233
FormFactor, Inc.*	3,176	109,286
Ichor Holdings Ltd.*	5,477	107,568
indie Semiconductor, Inc., Class A (x)*	18,333	65,266
Kulicke & Soffa Industries, Inc.	3,542	122,553
MaxLinear, Inc., Class A*	11,403	162,037
Navitas Semiconductor Corp., Class A (x)*	17,451	114,304
Penguin Solutions, Inc. (x)*	8,808	174,486
Photronics, Inc.*	9,966	187,660
Synaptics, Inc.*	5,786	375,049
Ultra Clean Holdings, Inc.*	6,695	151,106
Veeco Instruments, Inc.*	9,191	186,761
Wolfspeed, Inc. (x)*	24,506	9,773

		2,993,365

Software (1.1%)
8x8, Inc.*	20,303	39,794
A10 Networks, Inc.	1,655	32,024
Adeia, Inc.	2,251	31,829
Airship AI Holdings, Inc.*	1,094	6,444
Arteris, Inc.*	3,985	37,977
Bit Digital, Inc.*	29,260	64,079
Blackbaud, Inc.*	1,178	75,639
Box, Inc., Class A*	5,012	171,260
Cerence, Inc.*	4,961	50,652
Cipher Mining, Inc. (x)*	42,615	203,700
Cleanspark, Inc. (x)*	44,651	492,501
Consensus Cloud Solutions, Inc.*	3,196	73,700
Core Scientific, Inc.*	7,494	127,923
CS Disco, Inc.*	1,847	8,071
Daily Journal Corp.*	46	19,424
Digital Turbine, Inc.*	5,960	35,164
Domo, Inc., Class B*	719	10,044
E2open Parent Holdings, Inc.*	29,916	96,629
eGain Corp.*	918	5,737
Expensify, Inc., Class A*	4,229	10,953
Hut 8 Corp. (x)*	15,197	282,664
I3 Verticals, Inc., Class A (x)*	3,529	96,977
MARA Holdings, Inc. (x)*	55,843	875,618
Mercurity Fintech Holding, Inc.*	4,469	17,206
Mitek Systems, Inc.*	5,607	55,509
N-able, Inc.*	11,469	92,899
NCR Voyix Corp.*	22,640	265,567
Olo, Inc., Class A*	7,922	70,506
ON24, Inc.*	5,704	30,973
OneSpan, Inc.	5,011	83,634
Porch Group, Inc.*	2,519	29,699
Rimini Street, Inc.*	6,759	25,481
Riot Platforms, Inc.*	53,202	601,183
Roadzen, Inc.*	1,894	1,856
Silvaco Group, Inc. (x)*	1,618	7,637
Telos Corp.*	8,529	27,037
Terawulf, Inc. (x)*	3,248	14,226
Verint Systems, Inc.*	9,948	195,677
Xperi, Inc.*	7,540	59,641

		4,427,534

Technology Hardware, Storage & Peripherals (0.1%)
CompoSecure, Inc., Class A (x)*	909	12,808
Corsair Gaming, Inc.*	7,581	71,489
Diebold Nixdorf, Inc.*	353	19,556
Eastman Kodak Co. (x)*	10,219	57,737
Immersion Corp.	4,764	37,540
Turtle Beach Corp. (x)*	1,121	15,504
Xerox Holdings Corp. (x)	19,342	101,932

		316,566

Total Information Technology		14,754,653

Materials (4.9%)
Chemicals (0.9%)
AdvanSix, Inc.	4,381	104,049
American Vanguard Corp.*	3,896	15,272
Arq, Inc. (x)*	5,337	28,660
Aspen Aerogels, Inc.*	10,622	62,882
Avient Corp.	14,856	479,997
Cabot Corp.	592	44,400

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Core Molding Technologies, Inc.*	1,200	$19,908
Ecovyst, Inc.*	17,614	144,963
Flotek Industries, Inc.*	1,523	22,479
Ginkgo Bioworks Holdings, Inc., Class A (x)*	5,243	58,984
HB Fuller Co.	8,768	527,395
Innospec, Inc.	3,774	317,356
Intrepid Potash, Inc.*	1,718	61,384
Koppers Holdings, Inc.	3,202	102,944
Kronos Worldwide, Inc.	3,453	21,409
LSB Industries, Inc.*	8,496	66,269
Mativ Holdings, Inc.	8,642	58,938
Minerals Technologies, Inc.	5,158	284,051
Orion SA	8,861	92,952
Perimeter Solutions, Inc.*	22,374	311,446
Quaker Chemical Corp.	2,239	250,634
Rayonier Advanced Materials, Inc.*	10,362	39,894
Stepan Co.	3,461	188,901
Trinseo plc	5,096	15,900
Tronox Holdings plc	19,151	97,096
Valhi, Inc. (x)	375	6,060

		3,424,223

Containers & Packaging (0.2%)
Ardagh Metal Packaging SA	16,510	70,663
Greif, Inc., Class A	4,139	268,993
Greif, Inc., Class B	662	45,685
Myers Industries, Inc.	5,068	73,435
O-I Glass, Inc.*	18,891	278,454
Ranpak Holdings Corp., Class A*	6,995	24,972
TriMas Corp.	5,411	154,809

		917,011

Metals & Mining (3.7%)
Alpha Metallurgical Resources, Inc.*	1,323	148,811
American Battery Technology Co.*	5,176	8,385
Ascent Industries Co.*	1,090	13,745
Caledonia Mining Corp. plc	2,511	48,513
Coeur Mining, Inc.*	51,598	457,158
Commercial Metals Co.	18,246	892,412
Compass Minerals International, Inc.*	1,360	27,322
Constellium SE*	14,452	192,212
Critical Metals Corp.*	2,775	9,935
Ferroglobe plc	18,880	69,290
Friedman Industries, Inc.	817	13,530
Hecla Mining Co.	73,887	442,583
i-80 Gold Corp.*	2,477	1,482
Ivanhoe Electric, Inc.*	1,889	17,133
Kaiser Aluminum Corp.	1,227	98,037
MAC Copper Ltd.*	11,382	137,608
Materion Corp.	2,661	211,204
Mesabi Trust	170,184	4,077,609
Metallus, Inc.*	6,184	95,295
Novagold Resources, Inc.*	2,992	12,237
Olympic Steel, Inc.	1,639	53,415
Piedmont Lithium, Inc. (x)*	411	2,392
Radius Recycling, Inc.	4,472	132,774
Ryerson Holding Corp.	4,290	92,535
Sandstorm Gold Ltd.	651,400	6,123,160
SSR Mining, Inc.*	32,931	419,541
SunCoke Energy, Inc.	13,619	116,987
Tredegar Corp.*	4,338	38,174
Warrior Met Coal, Inc.	8,417	385,751
Wheaton Precious Metals Corp.	2,000	179,600
Worthington Steel, Inc.	5,346	159,471

		14,678,301

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	2,592	70,606
Magnera Corp.*	5,311	64,157
Sylvamo Corp.	4,104	205,610

		340,373

Total Materials		19,359,908

Real Estate (11.3%)
Diversified REITs (0.6%)
Alexander & Baldwin, Inc. (REIT)	11,754	209,574
Alpine Income Property Trust, Inc. (REIT)	2,212	32,539
American Assets Trust, Inc. (REIT)	8,438	166,650
Armada Hoffler Properties, Inc. (REIT)	12,768	87,716
Broadstone Net Lease, Inc. (REIT)	30,606	491,226
CTO Realty Growth, Inc. (REIT)	4,601	79,413
Essential Properties Realty Trust, Inc. (REIT)	31,860	1,016,653
Gladstone Commercial Corp. (REIT)	6,110	87,556
Global Net Lease, Inc. (REIT)	32,436	244,892
Modiv Industrial, Inc. (REIT), Class C	1,278	17,994
NexPoint Diversified Real Estate Trust (REIT)	4,829	20,234
One Liberty Properties, Inc. (REIT)	2,746	65,520

		2,519,967

Health Care REITs (0.8%)
American Healthcare REIT, Inc. (REIT)	16,700	613,558
CareTrust REIT, Inc. (REIT)	27,398	838,379
Community Healthcare Trust, Inc. (REIT)	4,363	72,557
Diversified Healthcare Trust (REIT)	34,726	124,319
Global Medical REIT, Inc. (REIT)	10,462	72,502
LTC Properties, Inc. (REIT)	7,204	249,330
National Health Investors, Inc. (REIT)	5,810	407,397
Sabra Health Care REIT, Inc. (REIT)	38,148	703,449
Sila Realty Trust, Inc. (REIT)	8,921	211,160
Universal Health Realty Income Trust (REIT)	326	13,030

		3,305,681

Hotel & Resort REITs (0.4%)
Apple Hospitality REIT, Inc. (REIT)	36,414	424,951
Braemar Hotels & Resorts, Inc. (REIT)	9,731	23,841
Chatham Lodging Trust (REIT)	7,970	55,551
DiamondRock Hospitality Co. (REIT)	16,535	126,658
Pebblebrook Hotel Trust (REIT)	19,845	198,251
RLJ Lodging Trust (REIT)	24,860	180,981
Service Properties Trust (REIT)	25,102	59,994
Summit Hotel Properties, Inc. (REIT)	17,923	91,228
Sunstone Hotel Investors, Inc. (REIT)	29,494	256,008
Xenia Hotels & Resorts, Inc. (REIT)	14,437	181,473

		1,598,936

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial REITs (0.4%)
Industrial Logistics Properties Trust (REIT)	8,378	$38,120
Innovative Industrial Properties, Inc. (REIT)	4,484	247,606
LXP Industrial Trust (REIT)	47,535	392,639
Plymouth Industrial REIT, Inc. (REIT)	6,779	108,871
Terreno Realty Corp. (REIT)	16,441	921,847

		1,709,083

Office REITs (0.8%)
Brandywine Realty Trust (REIT)	27,836	119,416
City Office REIT, Inc. (REIT)	5,945	31,746
COPT Defense Properties (REIT)	18,375	506,783
Douglas Emmett, Inc. (REIT)	23,761	357,365
Easterly Government Properties, Inc. (REIT), Class A	6,522	144,788
Empire State Realty Trust, Inc. (REIT), Class A	22,912	185,358
Franklin Street Properties Corp. (REIT)	13,546	22,215
Hudson Pacific Properties, Inc. (REIT)*	52,420	143,631
JBG SMITH Properties (REIT)(x)	12,014	207,842
NET Lease Office Properties (REIT)*	2,401	78,153
Paramount Group, Inc. (REIT)*	30,040	183,244
Peakstone Realty Trust (REIT) (x)	6,107	80,674
Piedmont Realty Trust, Inc. (REIT)	20,099	146,522
Postal Realty Trust, Inc. (REIT), Class A	3,275	48,241
SL Green Realty Corp. (REIT) (x)	11,613	718,845

		2,974,823

Real Estate Management & Development (6.3%)
American Realty Investors, Inc. (x)*	237	3,346
Anywhere Real Estate, Inc.*	16,539	59,871
Cushman & Wakefield plc*	23,222	257,068
Douglas Elliman, Inc.*	11,492	26,662
DREAM Unlimited Corp., Class A	199,000	2,952,881
Forestar Group, Inc.*	3,124	62,480
FRP Holdings, Inc.*	2,188	58,835
Howard Hughes Holdings, Inc.*	29,400	1,984,500
Kennedy-Wilson Holdings, Inc.	19,899	135,313
Landbridge Co. LLC, Class A	258,136	17,444,831
Marcus & Millichap, Inc.	3,863	118,633
Newmark Group, Inc., Class A	22,253	270,374
Offerpad Solutions, Inc. (x)*	335	305
RE/MAX Holdings, Inc., Class A*	3,332	27,256
RMR Group, Inc. (The), Class A	2,692	44,014
Seaport Entertainment Group, Inc. (x)*	4,956	92,429
Star Holdings (x)*	440	3,436
Stratus Properties, Inc. (x)*	1,120	21,146
Tejon Ranch Co. (x)*	68,367	1,159,504
Transcontinental Realty Investors, Inc.*	327	13,934

		24,736,818

Residential REITs (0.5%)
Apartment Investment and Management Co. (REIT), Class A	9,492	82,106
BRT Apartments Corp. (REIT)	1,862	29,122
Centerspace (REIT)	2,699	162,453
Clipper Realty, Inc. (REIT)	1,725	6,331
Elme Communities (REIT)	14,276	226,988
Equity LifeStyle Properties, Inc. (REIT)	11,400	703,038
Independence Realty Trust, Inc. (REIT)	37,358	660,863
NexPoint Residential Trust, Inc. (REIT)	2,620	87,298
Veris Residential, Inc. (REIT)	12,986	193,361

		2,151,560

Retail REITs (1.1%)
Acadia Realty Trust (REIT)	21,356	396,581
CBL & Associates Properties, Inc. (REIT)	896	22,749
Curbline Properties Corp. (REIT)	15,736	359,253
FrontView REIT, Inc. (REIT) (x)	2,754	33,048
Getty Realty Corp. (REIT) (x)	8,171	225,846
InvenTrust Properties Corp. (REIT)	12,727	348,720
Kite Realty Group Trust (REIT)	35,579	805,864
Macerich Co. (The) (REIT)	40,956	662,668
NETSTREIT Corp. (REIT) (x)	10,014	169,537
Phillips Edison & Co., Inc. (REIT)	16,884	591,447
Saul Centers, Inc. (REIT)	164	5,599
SITE Centers Corp. (REIT)	8,175	92,459
Tanger, Inc. (REIT)	1,925	58,867
Urban Edge Properties (REIT)	20,629	384,937
Whitestone REIT (REIT)	7,493	93,513

		4,251,088

Specialized REITs (0.4%)
Farmland Partners, Inc. (REIT) (x)	7,028	80,892
Four Corners Property Trust, Inc. (REIT)	15,849	426,497
Gladstone Land Corp. (REIT) (x)	5,057	51,430
PotlatchDeltic Corp. (REIT)	12,044	462,128
Safehold, Inc. (REIT)	9,107	141,705
Smartstop Self Storage REIT, Inc. (REIT)	4,522	163,832
Uniti Group, Inc. (REIT)*	39,290	169,733

		1,496,217

Total Real Estate		44,744,173

Utilities (4.6%)
Electric Utilities (2.5%)
ALLETE, Inc.	9,372	600,464
Genie Energy Ltd., Class B	3,048	81,930
Hawaiian Electric Industries, Inc.*	584,732	6,215,701
MGE Energy, Inc.	2,883	254,973
Oklo, Inc., Class A (x)*	12,654	708,498
Otter Tail Corp.	5,757	443,807
Portland General Electric Co.	17,721	720,004
TXNM Energy, Inc.	14,907	839,562

		9,864,939

Gas Utilities (1.1%)
Brookfield Infrastructure Corp., Class A (x)	19,380	806,208
Chesapeake Utilities Corp.	2,459	295,621
New Jersey Resources Corp.	16,235	727,653
Northwest Natural Holding Co.	6,420	255,002
ONE Gas, Inc.	9,652	693,593
RGC Resources, Inc.	1,254	28,065
Rubis SCA	7,600	245,475
Southwest Gas Holdings, Inc.	10,409	774,325

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Spire, Inc.	9,291	$678,150

		4,504,092

Independent Power and Renewable Electricity Producers (0.2%)
Montauk Renewables, Inc.*	7,884	17,502
Ormat Technologies, Inc.	9,823	822,775

		840,277

Multi-Utilities (0.5%)
Avista Corp.	12,917	490,200
Black Hills Corp.	11,717	657,324
Northwestern Energy Group, Inc.	9,872	506,434
Unitil Corp.	2,577	134,390

		1,788,348

Water Utilities (0.3%)
American States Water Co.	2,162	165,739
California Water Service Group	9,550	434,334
Consolidated Water Co. Ltd.	1,793	53,826
H2O America	5,150	267,646
Middlesex Water Co.	2,429	131,603
Pure Cycle Corp.*	2,954	31,667
York Water Co. (The)	1,975	62,410

		1,147,225

Total Utilities		18,144,881

Total Common Stocks (98.4%) (Cost $273,429,454)		388,934,658

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	237	—
Chinook Therapeutics, Inc., CVR (r)*	6,337	—
Icosavax, Inc., CVR *	3,924	1,177
Sanofi Aatd, Inc., CVR (r)*	1,653	803

Total Rights (0.0%)† (Cost $1,715)		1,980

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Pulse Biosciences, Inc., expiring 6/27/29 (x)* (Cost $—)	168	344

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.3%)
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	5,497,508	5,497,508
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	1,659,065	1,659,397
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.27% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		9,156,905

Total Short-Term Investments (2.3%) (Cost $9,156,876)		9,156,905

Total Investments in Securities (100.7%) (Cost $282,588,045)		398,093,887
Other Assets Less Liabilities (-0.7%)		(2,699,308)

Net Assets (100%)		$395,394,579

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the market value or fair value, as applicable, of these securities amounted to $221,606 or 0.1% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $23,446,524. This was collateralized by $16,467,597 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/15/25 – 2/15/55 and by cash of $7,497,508 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
Associated Capital Group, Inc., Class A	53,000	2,055,570	—	(252,940)	41,155	143,715	1,987,500	5,440	—

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	21	9/2025	USD	2,301,285	31,868

					31,868

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$14,033,429	$865,728	$—		$14,899,157
Consumer Discretionary	60,218,751	—	—		60,218,751
Consumer Staples	12,956,630	211,200	—		13,167,830
Energy	60,527,620	—	—		60,527,620
Financials	64,522,596	38,102	—	(a)	64,560,698
Health Care	16,622,821	—	—	(a)	16,622,821
Industrials	52,389,226	9,544,940	—		61,934,166
Information Technology	14,754,653	—	—		14,754,653
Materials	19,359,908	—	—		19,359,908
Real Estate	44,744,173	—	—		44,744,173
Utilities	17,899,406	245,475	—		18,144,881
Futures	31,868	—	—		31,868
Rights
Health Care	—	1,177	803		1,980
Short-Term Investments
Investment Companies	9,156,905	—	—		9,156,905

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Warrants
Health Care	$—	$344	$—	$344

Total Assets	$387,217,986	$10,906,966	$803	$398,125,755

Total Liabilities	$—	$—	$—	$—

Total	$387,217,986	$10,906,966	$803	$398,125,755

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$31,868	*

Total		$31,868

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(180,929)	$(180,929)

Total	$(180,929)	$(180,929)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$72,779	$72,779

Total	$72,779	$72,779

^	The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$1,222,000

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$58,113,401
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$69,914,915

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

During the six months ended June 30, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 37%)*	Net Proceeds of Sales and Redemptions (affiliated 45%)*	Net Realized Gain (Loss)
$ 21,743,452	$31,480,443	$9,586,483

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$154,990,500
Aggregate gross unrealized depreciation	(42,391,240)

Net unrealized appreciation	$112,599,260

Federal income tax cost of investments in securities and derivative instruments, if applicable	$285,526,495

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $1,576,018)	$1,987,500
Unaffiliated Issuers (Cost $281,012,027)	396,106,387
Cash	4,139,450
Cash held as collateral at broker for futures	159,800
Receivable for securities sold	566,899
Dividends, interest and other receivables	388,377
Due from Custodian	141,950
Receivable for Portfolio shares sold	116,257
Securities lending income receivable	26,427
Due from broker for futures variation margin	2,356
Other assets	4,363

Total assets	403,639,766

LIABILITIES
Payable for return of collateral on securities loaned	7,497,508
Payable for securities purchased	262,055
Investment management fees payable	232,047
Payable for Portfolio shares repurchased	159,887
Distribution fees payable – Class IB	51,680
Administrative fees payable	38,759
Accrued expenses	3,251

Total liabilities	8,245,187

Commitments and contingent liabilities^
NET ASSETS	$395,394,579

Net assets were comprised of:
Paid in capital	$245,235,444
Total distributable earnings (loss)	150,159,135

Net assets	$395,394,579

Class IB
Net asset value, offering and redemption price per share, $254,223,896 / 21,523,005 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.81

Class K
Net asset value, offering and redemption price per share, $141,170,683 / 11,945,288 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.82

(x)	Includes value of securities on loan of $23,446,524.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends ($5,440 of dividend income received from affiliates) (net of $32,493 foreign withholding tax)	$4,765,558
Interest	71,363
Securities lending (net)	212,420

Total income	5,049,341

EXPENSES
Investment management fees	1,612,284
Distribution fees – Class IB	316,530
Administrative fees	251,324
Custodian fees	64,867
Professional fees	34,661
Printing and mailing expenses	19,100
Trustees’ fees	6,922
Miscellaneous	4,252

Gross expenses	2,309,940
Less: Waiver from investment manager	(179,599)

Net expenses	2,130,341

NET INVESTMENT INCOME (LOSS)	2,919,000

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($41,155 realized gain (loss) from affiliates)	16,933,816
Futures contracts	(180,929)
Foreign currency transactions	3,637

Net realized gain (loss)	16,756,524

Change in unrealized appreciation (depreciation) on:
Investments in securities ($143,715 of change in unrealized appreciation (depreciation) from affiliates)	(19,795,319)
Futures contracts	72,779
Foreign currency translations	56

Net change in unrealized appreciation (depreciation)	(19,722,484)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,965,960)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(46,960)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,919,000	$4,943,375
Net realized gain (loss)	16,756,524	45,696,371
Net change in unrealized appreciation (depreciation)	(19,722,484)	25,319,875

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(46,960)	75,959,621

Distributions to shareholders:
Class IB	—	(19,939,314)
Class K	—	(12,610,563)

Total distributions to shareholders	—	(32,549,877)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,033,123 and 1,539,657 shares, respectively ]	12,181,199	18,029,541
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,613,089 shares, respectively ]	—	19,939,314
Capital shares repurchased [ (1,356,240) and (2,622,828) shares, respectively ]	(15,873,434)	(30,173,877)

Total Class IB transactions	(3,692,235)	7,794,978

Class K
Capital shares sold [ 2,383 and 11,661 shares, respectively ]	27,497	136,661
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,020,948 shares, respectively ]	—	12,610,563
Capital shares repurchased [ (1,402,469) and (2,262,413) shares, respectively ]	(16,478,168)	(27,135,138)

Total Class K transactions	(16,450,671)	(14,387,914)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(20,142,906)	(6,592,936)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(20,189,866)	36,816,808
NET ASSETS:
Beginning of period	415,584,445	378,767,637

End of period	$395,394,579	$415,584,445

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023	2022		2021	2020
Net asset value, beginning of period	$11.81		$10.56		$11.08	$12.11		$10.32	$10.62

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.13	(3)	0.09	0.09	(2)	0.03	0.07	(1)
Net realized and unrealized gain (loss)	(0.08)		2.10		0.47	(0.05)		3.87	(0.23	)†

Total from investment operations	—	#	2.23		0.56	0.04		3.90	(0.16)

Less distributions:
Dividends from net investment income	—		(0.17)		(0.12)	(0.05)		(0.15)	(0.13)
Distributions from net realized gains	—		(0.81)		(0.96)	(1.02)		(1.96)	(0.01)

Total dividends and distributions	—		(0.98)		(1.08)	(1.07)		(2.11)	(0.14)

Net asset value, end of period	$11.81		$11.81		$10.56	$11.08		$12.11	$10.32

Total return (b)	0.00%		20.75%		5.79%	0.07%		38.52%	(1.51)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$254,224		$258,054		$225,045	$225,840		$235,844	$162,278
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15%		1.15%		1.15%	1.15%		1.15%	1.15%
Before waivers (a)(f)	1.24%		1.24%		1.29%	1.23%		1.21%	1.27%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.36%		1.15	%(cc)	0.87%	0.80	%(bb)	0.23%	0.86	%(aa)
Before waivers (a)(f)	1.27%		1.06	%(cc)	0.72%	0.72	%(bb)	0.16%	0.74	%(aa)
Portfolio turnover rate^	15	%(z)	23%		15%	20%		22%	23%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024		2023	2022		2021	2020
Net asset value, beginning of period	$11.80		$10.55		$11.07	$12.10		$10.30	$10.60

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.16	(3)	0.12	0.12	(2)	0.06	0.11	(1)
Net realized and unrealized gain (loss)	(0.07)		2.10		0.47	(0.05)		3.88	(0.25	)†

Total from investment operations	0.02		2.26		0.59	0.07		3.94	(0.14)

Less distributions:
Dividends from net investment income	—		(0.20)		(0.15)	(0.08)		(0.18)	(0.15)
Distributions from net realized gains	—		(0.81)		(0.96)	(1.02)		(1.96)	(0.01)

Total dividends and distributions	—		(1.01)		(1.11)	(1.10)		(2.14)	(0.16)

Net asset value, end of period	$11.82		$11.80		$10.55	$11.07		$12.10	$10.30

Total return (b)	0.17%		21.03%		6.04%	0.31%		39.02%	(1.31)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$141,171		$157,530		$153,723	$162,923		$196,357	$192,801
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90%		0.90%		0.90%	0.90%		0.90%	0.90%
Before waivers (a)(f)	0.99%		0.99%		1.04%	0.98%		0.96%	1.01%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.61%		1.39	%(cc)	1.11%	1.03	%(bb)	0.45%	1.29	%(aa)
Before waivers (a)(f)	1.52%		1.30	%(cc)	0.97%	0.96	%(bb)	0.38%	1.19	%(aa)
Portfolio turnover rate^	15	%(z)	23%		15%	20%		22%	23%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market.

(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.03 and $0.07 for Class IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.08 and $0.11 for Class IB and Class K, respectively.
(3)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.11 and $0.14 for Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.51% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.21% lower.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.18% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.0%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	29,767	$861,457
Deutsche Telekom AG (Registered)	19,166	699,197
Koninklijke KPN NV	187,684	914,397
Nippon Telegraph & Telephone Corp.	582,500	622,930
Quebecor, Inc., Class B	20,600	627,039
Singapore Telecommunications Ltd.	263,000	790,137
Swisscom AG (Registered)	532	377,150
Telstra Group Ltd.	184,009	586,151
Verizon Communications, Inc.	42,552	1,841,225

		7,319,683

Entertainment (0.3%)
Electronic Arts, Inc.	7,410	1,183,377

Interactive Media & Services (3.4%)
Alphabet, Inc., Class A	43,770	7,713,587
Meta Platforms, Inc., Class A	6,950	5,129,726

		12,843,313

Media (0.4%)
Comcast Corp., Class A	40,486	1,444,945

Wireless Telecommunication Services (0.9%)
KDDI Corp.	40,800	702,642
SoftBank Corp.	707,000	1,094,830
T-Mobile US, Inc.	6,053	1,442,188

		3,239,660

Total Communication Services		26,030,978

Consumer Discretionary (10.1%)
Automobile Components (0.2%)
Bridgestone Corp.(x)	17,400	712,892

Automobiles (0.8%)
Tesla, Inc.*	9,755	3,098,773

Broadline Retail (3.0%)
Amazon.com, Inc.*	33,811	7,417,795
Dollarama, Inc.	14,022	1,975,694
eBay, Inc.	4,681	348,547
Wesfarmers Ltd.	22,284	1,242,962

		10,984,998

Hotels, Restaurants & Leisure (2.7%)
Aristocrat Leisure Ltd.	17,514	751,204
Booking Holdings, Inc.	311	1,800,454
Chipotle Mexican Grill, Inc.*	15,000	842,250
Lottery Corp. Ltd. (The)	175,394	615,272
McDonald’s Corp.	13,778	4,025,518
Oriental Land Co. Ltd.	16,700	385,478
Restaurant Brands International, Inc.	6,100	404,636
Yum! Brands, Inc.	7,917	1,173,141

		9,997,953

Household Durables (0.1%)
Garmin Ltd.	2,062	430,381

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	10,900	391,402

Specialty Retail (3.0%)
AutoZone, Inc.*	342	1,269,582
Fast Retailing Co. Ltd.	1,400	481,428
Home Depot, Inc. (The)	8,538	3,130,372
Lowe’s Cos., Inc.	6,600	1,464,342
O’Reilly Automotive, Inc.*	13,560	1,222,163
Ross Stores, Inc.	2,774	353,907
TJX Cos., Inc. (The)	21,822	2,694,799
Tractor Supply Co.	8,000	422,160

		11,038,753

Textiles, Apparel & Luxury Goods (0.2%)
adidas AG	2,710	631,905

Total Consumer Discretionary		37,287,057

Consumer Staples (11.0%)
Beverages (2.7%)
Anheuser-Busch InBev SA/NV	7,741	531,062
Coca-Cola Co. (The)	42,234	2,988,055
Diageo plc	33,069	829,769
Keurig Dr Pepper, Inc.	28,287	935,168
Kirin Holdings Co. Ltd.(x)	25,600	359,010
Monster Beverage Corp.*	8,200	513,648
PepsiCo, Inc.	29,253	3,862,566

		10,019,278

Consumer Staples Distribution & Retail (3.4%)
Coles Group Ltd.	35,880	492,125
Costco Wholesale Corp.	4,378	4,333,957
Empire Co. Ltd., Class A	17,221	714,638
George Weston Ltd.	3,500	701,954
Koninklijke Ahold Delhaize NV	31,924	1,334,973
Kroger Co. (The)	8,100	581,013
Loblaw Cos. Ltd.	4,700	777,437
Metro, Inc., Class A	7,900	620,571
Sysco Corp.	5,721	433,309
Tesco plc	105,597	581,675
Walmart, Inc.	13,903	1,359,435
Woolworths Group Ltd.	24,133	494,124

		12,425,211

Food Products (1.4%)
Chocoladefabriken Lindt & Spruengli AG	32	538,408
Danone SA	9,011	736,222
Hershey Co. (The)	4,900	813,155
McCormick & Co., Inc. (Non-Voting)	5,516	418,223
Mondelez International, Inc., Class A	16,235	1,094,889
Nestle SA (Registered)	9,940	987,549
Orkla ASA	62,988	684,910

		5,273,356

Household Products (2.4%)
Church & Dwight Co., Inc.	8,122	780,605
Colgate-Palmolive Co.	30,113	2,737,272
Henkel AG & Co. KGaA (Preference)(q)	11,807	927,111
Kimberly-Clark Corp.	10,800	1,392,336
Procter & Gamble Co. (The)	20,043	3,193,251

		9,030,575

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Personal Care Products (1.1%)
Beiersdorf AG	6,158	$773,257
Kao Corp. (x)	22,500	1,008,871
L’Oreal SA	2,805	1,199,737
Unilever plc (Cboe Europe)	8,484	517,275
Unilever plc (London Stock Exchange)	10,307	626,045

		4,125,185

Total Consumer Staples		40,873,605

Energy (0.8%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	9,330	357,712

Oil, Gas & Consumable Fuels (0.7%)
Cheniere Energy, Inc.	2,843	692,327
Equinor ASA	34,266	867,240
Equinor ASA (ADR)	13,171	331,119
TotalEnergies SE	10,877	667,535

		2,558,221

Total Energy		2,915,933

Financials (20.9%)
Banks (4.3%)
Bank of Montreal	4,363	483,510
Bank of Nova Scotia (The)	34,377	1,900,928
Canadian Imperial Bank of Commerce	18,890	1,340,854
DBS Group Holdings Ltd.	33,660	1,188,888
DNB Bank ASA	29,838	824,738
Intesa Sanpaolo SpA	103,449	596,067
JPMorgan Chase & Co.	7,628	2,211,434
National Bank of Canada (x)	8,646	892,187
Nordea Bank Abp (Aquis Stock Exchange)	37,103	551,126
Nordea Bank Abp (Turquoise Stock Exchange)	33,032	491,592
Oversea-Chinese Banking Corp. Ltd.	76,900	986,425
Royal Bank of Canada	27,007	3,559,351
Sumitomo Mitsui Financial Group, Inc.	16,500	416,381
United Overseas Bank Ltd.	19,800	560,598

		16,004,079

Capital Markets (3.9%)
Ameriprise Financial, Inc.	1,000	533,730
ASX Ltd.	10,412	478,041
Bank of New York Mellon Corp. (The)	12,800	1,166,208
Cboe Global Markets, Inc.	6,955	1,621,976
CME Group, Inc.	9,937	2,738,836
Deutsche Boerse AG	6,178	2,015,105
FactSet Research Systems, Inc.	900	402,552
Intercontinental Exchange, Inc.	11,062	2,029,545
Moody’s Corp.	1,000	501,590
Nasdaq, Inc.	13,500	1,207,170
S&P Global, Inc.	1,887	994,996
TMX Group Ltd.	15,500	656,993

		14,346,742

Consumer Finance (0.2%)
American Express Co.	1,961	625,520

Financial Services (3.5%)
Berkshire Hathaway, Inc., Class B*	3,978	1,932,393
Fiserv, Inc.*	8,100	1,396,521
Jack Henry & Associates, Inc.	2,600	468,442
Mastercard, Inc., Class A	7,265	4,082,494
Visa, Inc., Class A	14,578	5,175,919

		13,055,769

Insurance (9.0%)
Aflac, Inc.	16,100	1,697,906
Allianz SE (Registered)	5,190	2,103,676
Allstate Corp. (The)	3,247	653,654
Aon plc, Class A	2,792	996,074
Chubb Ltd.	7,213	2,089,750
Dai-ichi Life Holdings, Inc.	48,700	370,648
Generali	31,746	1,129,709
Gjensidige Forsikring ASA	24,351	617,025
Great-West Lifeco, Inc.	17,443	663,391
Hannover Rueck SE	2,335	734,937
Hartford Insurance Group, Inc. (The)	11,900	1,509,753
Intact Financial Corp.	5,700	1,325,431
Loews Corp.	12,300	1,127,418
Manulife Financial Corp.	15,852	506,845
Marsh & McLennan Cos., Inc.	10,614	2,320,645
Medibank Pvt Ltd.	185,639	617,001
MS&AD Insurance Group Holdings, Inc.	16,200	363,362
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,258	1,464,492
Poste Italiane SpA (m)(x)	33,001	709,053
Power Corp. of Canada (x)	19,200	749,953
Progressive Corp. (The)	8,778	2,342,497
QBE Insurance Group Ltd.	51,545	793,490
Sampo OYJ, Class A	101,955	1,096,494
Sompo Holdings, Inc.	18,400	555,175
Sun Life Financial, Inc.	15,700	1,044,668
Suncorp Group Ltd.	30,910	439,621
Swiss Re AG	2,383	411,908
Tokio Marine Holdings, Inc.	15,900	674,733
Travelers Cos., Inc. (The)	7,189	1,923,345
Willis Towers Watson plc	1,709	523,809
Zurich Insurance Group AG	2,783	1,945,242

		33,501,705

Total Financials		77,533,815

Health Care (8.2%)
Biotechnology (0.4%)
AbbVie, Inc.	2,633	488,738
Gilead Sciences, Inc.	9,653	1,070,228

		1,558,966

Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	20,405	2,775,284
Becton Dickinson & Co.	4,965	855,221
Boston Scientific Corp.*	22,551	2,422,203
IDEXX Laboratories, Inc.*	1,600	858,144
Medtronic plc	17,130	1,493,222
ResMed, Inc.	1,843	475,494
Stryker Corp.	3,250	1,285,798

		10,165,366

Health Care Providers & Services (1.1%)
Cardinal Health, Inc.	4,269	717,192
Cencora, Inc.	4,777	1,432,384

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Cigna Group (The)	2,780	$919,012
Elevance Health, Inc.	966	375,735
HCA Healthcare, Inc.	1,582	606,064

		4,050,387

Health Care Technology (0.2%)
Veeva Systems, Inc., Class A*	2,283	657,458

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	3,554	419,408
Mettler-Toledo International, Inc.*	600	704,832

		1,124,240

Pharmaceuticals (3.4%)
Bristol-Myers Squibb Co.	21,726	1,005,697
Eli Lilly & Co.	1,706	1,329,878
Johnson & Johnson	22,055	3,368,901
Merck & Co., Inc.	9,405	744,500
Novartis AG (Registered)	18,803	2,279,015
Novo Nordisk A/S, Class B	5,967	414,145
Novo Nordisk A/S (ADR)	4,723	325,981
Roche Holding AG	2,660	866,273
Sanofi SA	7,938	768,710
Zoetis, Inc.	10,600	1,653,070

		12,756,170

Total Health Care		30,312,587

Industrials (14.0%)
Aerospace & Defense (1.4%)
GE Aerospace	11,875	3,056,506
Howmet Aerospace, Inc.	4,865	905,522
Singapore Technologies Engineering Ltd.	145,200	889,586
Thales SA	1,255	368,991

		5,220,605

Air Freight & Logistics (0.4%)
Expeditors International of Washington, Inc.	9,000	1,028,250
United Parcel Service, Inc., Class B	5,500	555,170

		1,583,420

Building Products (1.2%)
Allegion plc	9,400	1,354,728
Geberit AG (Registered)	974	765,992
Trane Technologies plc	5,123	2,240,851

		4,361,571

Commercial Services & Supplies (1.4%)
Brambles Ltd.	35,114	541,243
Cintas Corp.	6,800	1,515,516
Copart, Inc.*	20,400	1,001,028
Republic Services, Inc.	2,974	733,418
Secom Co. Ltd.	35,000	1,259,713

		5,050,918

Construction & Engineering (0.5%)
Stantec, Inc.	6,294	684,841
WSP Global, Inc.	5,245	1,069,876

		1,754,717

Electrical Equipment (0.9%)
ABB Ltd. (Registered)	22,235	1,325,777
Eaton Corp. plc	5,262	1,878,481

		3,204,258

Ground Transportation (0.3%)
Central Japan Railway Co.	17,000	381,542
Union Pacific Corp.	3,636	836,571

		1,218,113

Industrial Conglomerates (0.5%)
Honeywell International, Inc.	4,645	1,081,728
Siemens AG (Registered)	2,503	641,721

		1,723,449

Machinery (3.6%)
Atlas Copco AB, Class A	75,485	1,219,533
Caterpillar, Inc.	5,213	2,023,739
FANUC Corp.	17,000	465,123
GEA Group AG	9,600	671,714
Illinois Tool Works, Inc.	11,300	2,793,925
Kone OYJ, Class B	8,843	582,080
Otis Worldwide Corp.	8,517	843,353
Parker-Hannifin Corp.	1,636	1,142,697
Pentair plc	13,900	1,426,974
Snap-on, Inc.	4,100	1,275,838
Volvo AB, Class B	26,961	756,318

		13,201,294

Marine Transportation (0.1%)
Kuehne + Nagel International AG (Registered)(x)	1,779	384,858

Professional Services (2.9%)
Automatic Data Processing, Inc.	5,929	1,828,504
Booz Allen Hamilton Holding Corp.	5,000	520,650
Broadridge Financial Solutions, Inc.	5,416	1,316,250
Leidos Holdings, Inc.	3,500	552,160
Paychex, Inc.	8,500	1,236,410
RELX plc	10,385	561,218
Thomson Reuters Corp.	8,863	1,782,298
Verisk Analytics, Inc.	5,600	1,744,400
Wolters Kluwer NV	7,972	1,332,998

		10,874,888

Trading Companies & Distributors (0.8%)
Fastenal Co.	41,517	1,743,714
ITOCHU Corp.	9,700	508,963
W.W. Grainger, Inc.	900	936,216

		3,188,893

Total Industrials		51,766,984

Information Technology (20.5%)
Communications Equipment (1.1%)
Cisco Systems, Inc.	27,961	1,939,934
Motorola Solutions, Inc.	4,793	2,015,265

		3,955,199

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	15,405	1,521,244
CDW Corp.	4,900	875,091

		2,396,335

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (1.6%)
Accenture plc, Class A	6,980	$2,086,252
CGI, Inc.	9,559	1,003,880
Fujitsu Ltd.	22,100	539,436
Gartner, Inc.*	1,100	444,642
International Business Machines Corp.	3,737	1,101,593
VeriSign, Inc.	3,000	866,400

		6,042,203

Semiconductors & Semiconductor Equipment (5.9%)
Broadcom, Inc.	13,654	3,763,725
NVIDIA Corp.	106,659	16,851,055
QUALCOMM, Inc.	6,638	1,057,168

		21,671,948

Software (7.0%)
Autodesk, Inc.*	2,355	729,037
Constellation Software, Inc.	370	1,356,698
Fair Isaac Corp.*	400	731,184
Intuit, Inc.	983	774,240
Microsoft Corp.	34,819	17,319,319
Oracle Corp.	9,471	2,070,645
Palo Alto Networks, Inc.*	3,828	783,362
Roper Technologies, Inc.	2,300	1,303,732
Salesforce, Inc.	3,300	899,877

		25,968,094

Technology Hardware, Storage & Peripherals (4.2%)
Apple, Inc.	73,768	15,134,980
Canon, Inc. (x)	19,600	570,150

		15,705,130

Total Information Technology		75,738,909

Materials (2.0%)
Chemicals (1.8%)
Air Liquide SA	2,867	591,480
Ecolab, Inc.	7,590	2,045,050
Givaudan SA (Registered)	280	1,355,448
Mitsubishi Chemical Group Corp.	76,600	403,200
Nitto Denko Corp.	33,000	639,696
Sherwin-Williams Co. (The)	5,051	1,734,311

		6,769,185

Metals & Mining (0.2%)
Franco-Nevada Corp.	2,116	347,401
Rio Tinto Ltd.	5,206	367,063

		714,464

Total Materials		7,483,649

Real Estate (1.1%)
Real Estate Management & Development (0.3%)
Daiwa House Industry Co. Ltd.	10,800	371,537
Swiss Prime Site AG (Registered)	4,939	739,496

		1,111,033

Residential REITs (0.7%)
AvalonBay Communities, Inc. (REIT)	4,795	975,783
Equity Residential (REIT)	9,300	627,657
Essex Property Trust, Inc. (REIT)	1,700	481,780
Mid-America Apartment Communities, Inc. (REIT)	3,300	488,433

		2,573,653

Specialized REITs (0.1%)
SBA Communications Corp. (REIT)	1,622	380,910

Total Real Estate		4,065,596

Utilities (3.7%)
Electric Utilities (1.8%)
Enel SpA	102,593	973,563
Eversource Energy	9,298	591,539
Exelon Corp.	26,699	1,159,271
Hydro One Ltd. (m)	17,164	618,496
Iberdrola SA	70,995	1,362,309
Redeia Corp. SA (x)	31,834	680,604
Terna - Rete Elettrica Nazionale (x)	99,482	1,022,555

		6,408,337

Gas Utilities (0.6%)
Atmos Energy Corp.	8,604	1,325,963
Hong Kong & China Gas Co. Ltd.	708,000	594,363
Osaka Gas Co. Ltd.	15,800	405,190

		2,325,516

Multi-Utilities (1.3%)
Consolidated Edison, Inc.	14,800	1,485,180
E.ON SE	55,801	1,027,044
National Grid plc	71,216	1,037,665
Public Service Enterprise Group, Inc.	8,400	707,112
Sempra	8,259	625,784

		4,882,785

Total Utilities		13,616,638

Total Common Stocks (99.3%) (Cost $246,610,724)		367,625,751

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40 (r)* (Cost $—)	200	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.1%)
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	2,725,535	2,725,535
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	1,287,197	1,287,455

Total Investment Companies		4,012,990

Total Short-Term Investments (1.1%) (Cost $4,013,041)		4,012,990

Total Investments in Securities (100.4%) (Cost $250,623,765)		371,638,741
Other Assets Less Liabilities (-0.4%)		(1,445,585)

Net Assets (100%)		$370,193,156

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the market value or fair value, as applicable, of these securities amounted to $1,327,549 or 0.4% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $5,477,077. This was collateralized by $3,011,733 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 7/15/25 – 11/15/54 and by cash of $2,725,535 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$20,243,544	$5,787,434	$—		$26,030,978
Consumer Discretionary	32,074,514	5,212,543	—		37,287,057
Consumer Staples	28,251,482	12,622,123	—		40,873,605
Energy	1,381,158	1,534,775	—		2,915,933
Financials	55,398,288	22,135,527	—		77,533,815
Health Care	25,984,444	4,328,143	—		30,312,587
Industrials	39,109,614	12,657,370	—		51,766,984
Information Technology	74,629,323	1,109,586	—		75,738,909
Materials	4,126,762	3,356,887	—		7,483,649
Real Estate	2,954,563	1,111,033	—		4,065,596
Utilities	6,513,345	7,103,293	—		13,616,638
Short-Term Investments
Investment Companies	4,012,990	—	—		4,012,990
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$294,680,027	$76,958,714	$—		$371,638,741

Total Liabilities	$—	$—	$—		$—

Total	$294,680,027	$76,958,714	$—		$371,638,741

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$29	$29

Total	$29	$29

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$468,201,000

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$53,150,994
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$72,213,841

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$125,037,492
Aggregate gross unrealized depreciation	(4,034,757)

Net unrealized appreciation	$121,002,735

Federal income tax cost of investments in securities and derivative instruments, if applicable	$250,636,006

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $250,623,765)	$371,638,741
Cash	464,998
Foreign cash (Cost $268,351)	271,295
Dividends, interest and other receivables	1,167,501
Receivable for Portfolio shares sold	108,861
Securities lending income receivable	2,102
Other assets	3,960

Total assets	373,657,458

LIABILITIES
Payable for return of collateral on securities loaned	2,725,535
Payable for Portfolio shares repurchased	375,547
Investment management fees payable	209,846
Distribution fees payable – Class IB	68,533
Administrative fees payable	26,842
Accrued expenses	57,999

Total liabilities	3,464,302

Commitments and contingent liabilities^
NET ASSETS	$370,193,156

Net assets were comprised of:
Paid in capital	$227,039,070
Total distributable earnings (loss)	143,154,086

Net assets	$370,193,156

Class IB
Net asset value, offering and redemption price per share, $338,456,018 / 16,787,487 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.16

Class K
Net asset value, offering and redemption price per share, $31,737,138 / 1,569,769 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.22

(x)	Includes value of securities on loan of $5,477,077.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $283,139 foreign withholding tax)	$3,881,468
Interest	9,807
Securities lending (net)	10,321

Total income	3,901,596

EXPENSES
Investment management fees	1,249,194
Distribution fees – Class IB	407,702
Administrative fees	161,867
Professional fees	34,886
Custodian fees	24,877
Printing and mailing expenses	17,432
Trustees’ fees	5,953
Miscellaneous	8,131

Total expenses	1,910,042

NET INVESTMENT INCOME (LOSS)	1,991,554

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	12,525,256
Forward foreign currency contracts	29
Foreign currency transactions	712

Net realized gain (loss)	12,525,997

Change in unrealized appreciation (depreciation) on:
Investments in securities	13,568,250
Foreign currency translations	105,317

Net change in unrealized appreciation (depreciation)	13,673,567

NET REALIZED AND UNREALIZED GAIN (LOSS)	26,199,564

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,191,118

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,991,554	$3,068,610
Net realized gain (loss)	12,525,997	27,331,810
Net change in unrealized appreciation (depreciation)	13,673,567	24,834,862

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	28,191,118	55,235,282

Distributions to shareholders:
Class IB	—	(22,834,823)
Class K	—	(2,307,771)

Total distributions to shareholders	—	(25,142,594)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 559,055 and 950,039 shares, respectively ]	10,708,493	17,779,803
Capital shares issued in reinvestment of dividends [ 0 and 1,181,723 shares, respectively ]	—	22,834,823
Capital shares repurchased [ (1,549,098) and (2,828,492) shares, respectively ]	(29,446,968)	(53,201,301)

Total Class IB transactions	(18,738,475)	(12,586,675)

Class K
Capital shares sold [ 36,746 and 36,540 shares, respectively ]	713,438	675,086
Capital shares issued in reinvestment of dividends [ 0 and 119,244 shares, respectively ]	—	2,307,771
Capital shares repurchased [ (177,220) and (385,167) shares, respectively ]	(3,373,019)	(7,328,634)

Total Class K transactions	(2,659,581)	(4,345,777)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(21,398,056)	(16,932,452)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,793,062	13,160,236
NET ASSETS:
Beginning of period	363,400,094	350,239,858

End of period	$370,193,156	$363,400,094

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024	2023	2022	2021		2020
Net asset value, beginning of period	$18.65		$17.15	$15.08	$18.15	$15.83		$14.42

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.15	0.18	0.21	0.19	(aa)	0.13
Net realized and unrealized gain (loss)	1.41		2.71	2.30	(2.85)	3.44		1.45

Total from investment operations	1.51		2.86	2.48	(2.64)	3.63		1.58

Less distributions:
Dividends from net investment income	—		(0.18)	(0.22)	(0.19)	(0.23)		(0.09)
Distributions from net realized gains	—		(1.18)	(0.19)	(0.24)	(1.08)		(0.08)

Total dividends and distributions	—		(1.36)	(0.41)	(0.43)	(1.31)		(0.17)

Net asset value, end of period	$20.16		$18.65	$17.15	$15.08	$18.15		$15.83

Total return (b)	8.10%		16.44%	16.49%	(14.52)%	23.08%		10.95%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$338,456		$331,463	$316,924	$296,890	$364,960		$322,433
Ratio of expenses to average net assets:
After waivers (a)(f)	1.09%		1.10%	1.10%	1.10%	1.10	%(g)	1.10%
Before waivers (a)(f)	1.09%		1.10%	1.12%	1.11%	1.11	%(g)	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.09%		0.82%	1.14%	1.32%	1.07	%(bb)	0.90%
Before waivers (a)(f)	1.09%		0.81%	1.13%	1.31%	1.07	%(bb)	0.84%
Portfolio turnover rate^	15	%(z)	28%	30%	31%	39%		53%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024	2023	2022	2021		2020
Net asset value, beginning of period	$18.67		$17.18	$15.09	$18.17	$15.84		$14.42

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.20	0.23	0.25	0.23	(aa)	0.17
Net realized and unrealized gain (loss)	1.42		2.70	2.31	(2.86)	3.45		1.45

Total from investment operations	1.55		2.90	2.54	(2.61)	3.68		1.62

Less distributions:
Dividends from net investment income	—		(0.23)	(0.26)	(0.23)	(0.27)		(0.12)
Distributions from net realized gains	—		(1.18)	(0.19)	(0.24)	(1.08)		(0.08)

Total dividends and distributions	—		(1.41)	(0.45)	(0.47)	(1.35)		(0.20)

Net asset value, end of period	$20.22		$18.67	$17.18	$15.09	$18.17		$15.84

Total return (b)	8.30%		16.62%	16.88%	(14.35)%	23.39%		11.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$31,737		$31,937	$33,315	$32,742	$27,844		$25,765
Ratio of expenses to average net assets:
After waivers (a)(f)	0.84%		0.85%	0.85%	0.85%	0.85	%(g)	0.86%
Before waivers (a)(f)	0.84%		0.85%	0.87%	0.86%	0.86	%(g)	0.94%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.34%		1.08%	1.40%	1.58%	1.32	%(bb)	1.22%
Before waivers (a)(f)	1.34%		1.07%	1.38%	1.56%	1.32	%(bb)	1.13%
Portfolio turnover rate^	15	%(z)	28%	30%	31%	39%		53%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.14 and $0.18 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.29% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.4%)
Diversified Telecommunication Services (0.6%)
Lumen Technologies, Inc.*	9,814	$42,985
Verizon Communications, Inc.	39,210	1,696,617

		1,739,602

Entertainment (1.0%)
Electronic Arts, Inc.	2,284	364,755
Walt Disney Co. (The)	16,760	2,078,408
Warner Bros Discovery, Inc.*	22,062	252,830

		2,695,993

Interactive Media & Services (6.7%)
Alphabet, Inc., Class A	54,079	9,530,342
Alphabet, Inc., Class C	45,867	8,136,347
ZoomInfo Technologies, Inc., Class A*	2,704	27,365

		17,694,054

Media (0.1%)
Cable One, Inc. (x)	49	6,655
John Wiley & Sons, Inc., Class A	342	15,263
New York Times Co. (The), Class A	1,501	84,026
Omnicom Group, Inc.	1,866	134,240
Scholastic Corp.	399	8,371

		248,555

Total Communication Services		22,378,204

Consumer Discretionary (9.0%)
Automobile Components (0.1%)
Aptiv plc*	2,144	146,264
Autoliv, Inc.	657	73,518
BorgWarner, Inc.	2,074	69,437

		289,219

Automobiles (3.3%)
Harley-Davidson, Inc.	1,032	24,355
Lucid Group, Inc. (x)*	10,084	21,277
Rivian Automotive, Inc., Class A*	7,200	98,928
Tesla, Inc.*	26,839	8,525,677

		8,670,237

Broadline Retail (0.0%)†
Kohl’s Corp. (x)	1,117	9,472

Distributors (0.1%)
Genuine Parts Co.	1,295	157,097
LKQ Corp. (x)	2,426	89,786
Pool Corp.	361	105,224

		352,107

Hotels, Restaurants & Leisure (2.7%)
Aramark	2,385	99,860
Booking Holdings, Inc.	304	1,759,929
Choice Hotels International, Inc. (x)	276	35,019
Darden Restaurants, Inc.	1,072	233,664
Domino’s Pizza, Inc.	304	136,982
Hilton Worldwide Holdings, Inc.	2,236	595,536
Marriott International, Inc., Class A	2,160	590,134
McDonald’s Corp.	6,627	1,936,211
Royal Caribbean Cruises Ltd.	2,365	740,576
Starbucks Corp.	10,507	962,756
Vail Resorts, Inc. (x)	366	57,510

		7,148,177

Household Durables (0.2%)
Ethan Allen Interiors, Inc.	235	6,545
Garmin Ltd.	1,425	297,426
La-Z-Boy, Inc.	357	13,270
Meritage Homes Corp.	632	42,325
Mohawk Industries, Inc.*	484	50,742
Newell Brands, Inc.	3,777	20,396
Whirlpool Corp.	528	53,550

		484,254

Leisure Products (0.1%)
Hasbro, Inc.	1,180	87,108
Mattel, Inc.*	2,965	58,470
Topgolf Callaway Brands Corp.*	1,567	12,614

		158,192

Specialty Retail (2.1%)
AutoNation, Inc.*	228	45,292
Best Buy Co., Inc.	1,815	121,841
Buckle, Inc. (The)	355	16,099
CarMax, Inc.*	1,444	97,051
Foot Locker, Inc.*	772	18,914
GameStop Corp., Class A*	3,908	95,316
Gap, Inc. (The)	2,048	44,667
Home Depot, Inc. (The)	9,215	3,378,588
Lowe’s Cos., Inc.	5,185	1,150,396
Signet Jewelers Ltd.	341	27,127
Tractor Supply Co.	5,016	264,694
Ulta Beauty, Inc.*	416	194,613
Williams-Sonoma, Inc.	1,134	185,262

		5,639,860

Textiles, Apparel & Luxury Goods (0.4%)
Capri Holdings Ltd.*	1,033	18,284
Columbia Sportswear Co.	276	16,858
Deckers Outdoor Corp.*	1,437	148,112
Hanesbrands, Inc.*	2,926	13,401
NIKE, Inc., Class B	10,927	776,254
PVH Corp.	484	33,202
Under Armour, Inc., Class A*	2,099	14,336
Under Armour, Inc., Class C*	1,024	6,646
VF Corp.	3,073	36,108
Wolverine World Wide, Inc.	585	10,577

		1,073,778

Total Consumer Discretionary		23,825,296

Consumer Staples (5.1%)
Beverages (1.8%)
Coca-Cola Co. (The)	37,905	2,681,779
Keurig Dr Pepper, Inc.	11,979	396,025
PepsiCo, Inc.	12,703	1,677,304

		4,755,108

Consumer Staples Distribution & Retail (0.4%)
Kroger Co. (The)	5,858	420,194
Sysco Corp.	4,566	345,829
Target Corp.	4,217	416,007
United Natural Foods, Inc.*	460	10,723

		1,192,753

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Food Products (1.0%)
Archer-Daniels-Midland Co.	4,445	$234,607
Bunge Global SA	1,279	102,678
Campbell’s Co. (The)	1,813	55,568
Conagra Brands, Inc.	4,566	93,466
Darling Ingredients, Inc.*	1,502	56,986
General Mills, Inc.	5,066	262,469
Hormel Foods Corp.	2,762	83,551
Ingredion, Inc.	602	81,643
J M Smucker Co. (The)	983	96,531
Kellanova	2,538	201,847
Kraft Heinz Co. (The)	8,275	213,661
Lamb Weston Holdings, Inc.	1,257	65,175
McCormick & Co., Inc. (Non-Voting)	2,364	179,239
Mondelez International, Inc., Class A	11,972	807,392

		2,534,813

Household Products (1.8%)
Church & Dwight Co., Inc.	2,247	215,959
Clorox Co. (The)	1,116	133,998
Colgate-Palmolive Co.	7,189	653,480
Kimberly-Clark Corp.	3,049	393,077
Procter & Gamble Co. (The)	21,740	3,463,617

		4,860,131

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	2,146	173,397

Total Consumer Staples		13,516,202

Energy (1.3%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	9,085	348,319
Core Laboratories, Inc.	556	6,405
Halliburton Co.	7,841	159,800
NOV, Inc.	3,692	45,891
TechnipFMC plc	3,979	137,037

		697,452

Oil, Gas & Consumable Fuels (1.0%)
Cheniere Energy, Inc.	2,066	503,112
HF Sinclair Corp.	1,530	62,853
Marathon Petroleum Corp.	2,907	482,882
ONEOK, Inc.	5,766	470,679
Phillips 66	3,801	453,459
Targa Resources Corp.	2,030	353,382
Valero Energy Corp.	2,883	387,533

		2,713,900

Total Energy		3,411,352

Financials (12.8%)
Banks (1.0%)
Bank of Hawaii Corp.	341	23,028
Cathay General Bancorp	666	30,323
Citizens Financial Group, Inc.	4,118	184,280
Comerica, Inc.	1,188	70,864
Huntington Bancshares, Inc.	13,354	223,813
International Bancshares Corp.	523	34,811
KeyCorp	8,543	148,819
M&T Bank Corp.	1,512	293,313
Old National Bancorp	2,920	62,313
PNC Financial Services Group, Inc. (The)	3,667	683,602
Regions Financial Corp.	8,488	199,638
Truist Financial Corp.	12,218	525,252
Zions Bancorp NA	1,307	67,885

		2,547,941

Capital Markets (4.4%)
Ameriprise Financial, Inc.	894	477,155
Bank of New York Mellon Corp. (The)	6,661	606,884
BlackRock, Inc.‡	1,369	1,436,423
Cboe Global Markets, Inc.	978	228,079
Charles Schwab Corp. (The)	15,986	1,458,563
CME Group, Inc.	3,343	921,398
FactSet Research Systems, Inc.	347	155,206
Franklin Resources, Inc.	2,691	64,180
Intercontinental Exchange, Inc.	5,328	977,528
Invesco Ltd.	3,327	52,467
MarketAxess Holdings, Inc.	336	75,042
Moody’s Corp.	1,502	753,388
Morgan Stanley	11,245	1,583,971
Nasdaq, Inc.	3,965	354,550
Northern Trust Corp.	1,839	233,167
Raymond James Financial, Inc.	1,786	273,919
S&P Global, Inc.	2,910	1,534,414
State Street Corp.	2,646	281,376
T. Rowe Price Group, Inc.	2,023	195,219

		11,662,929

Consumer Finance (0.7%)
Ally Financial, Inc.	2,586	100,725
American Express Co.	5,206	1,660,610
Synchrony Financial	3,632	242,399

		2,003,734

Financial Services (4.2%)
Equitable Holdings, Inc.‡	2,812	157,753
Fidelity National Information Services, Inc.	4,905	399,316
Mastercard, Inc., Class A	7,550	4,242,647
PayPal Holdings, Inc.*	8,746	650,003
Visa, Inc., Class A	15,978	5,672,989
Voya Financial, Inc.	848	60,208
Western Union Co. (The) (x)	3,154	26,557

		11,209,473

Insurance (2.5%)
Allstate Corp. (The)	2,461	495,424
Arthur J Gallagher & Co.	2,361	755,803
Chubb Ltd.	3,523	1,020,684
Hartford Insurance Group, Inc. (The)	2,657	337,094
Lincoln National Corp.	1,536	53,146
Loews Corp.	1,635	149,864
Marsh & McLennan Cos., Inc.	4,559	996,780
Principal Financial Group, Inc.	2,103	167,041
Progressive Corp. (The)	5,425	1,447,715
Prudential Financial, Inc.	3,253	349,502
Travelers Cos., Inc. (The)	2,103	562,637
Willis Towers Watson plc	919	281,673

		6,617,363

Total Financials		34,041,440

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (7.8%)
Biotechnology (2.7%)
AbbVie, Inc.	16,401	$3,044,354
Amgen, Inc.	4,975	1,389,070
Biogen, Inc.*	1,341	168,416
BioMarin Pharmaceutical, Inc.*	1,783	98,011
Gilead Sciences, Inc.	11,586	1,284,540
Vertex Pharmaceuticals, Inc.*	2,389	1,063,583

		7,047,974

Health Care Equipment & Supplies (1.1%)
Align Technology, Inc.*	655	124,011
Becton Dickinson & Co.	2,673	460,424
Cooper Cos., Inc. (The)*	1,797	127,875
Dentsply Sirona, Inc.	1,915	30,410
Dexcom, Inc.*	3,667	320,092
Edwards Lifesciences Corp.*	5,385	421,161
Hologic, Inc.*	2,127	138,595
IDEXX Laboratories, Inc.*	744	399,037
Insulet Corp.*	660	207,359
ResMed, Inc.	1,363	351,654
STERIS plc	922	221,483
Zimmer Biomet Holdings, Inc.	1,876	171,110

		2,973,211

Health Care Providers & Services (1.6%)
Cardinal Health, Inc.	2,255	378,840
Cencora, Inc.	1,719	515,442
Centene Corp.*	4,628	251,208
Cigna Group (The)	2,504	827,772
DaVita, Inc.*	408	58,120
Elevance Health, Inc.	2,092	813,704
HCA Healthcare, Inc.	1,723	660,081
Henry Schein, Inc.*	1,029	75,168
Humana, Inc.	1,126	275,285
Labcorp Holdings, Inc.	765	200,820
Pediatrix Medical Group, Inc.*	946	13,575
Quest Diagnostics, Inc.	1,046	187,893
Select Medical Holdings Corp.	1,036	15,727

		4,273,635

Health Care Technology (0.2%)
Teladoc Health, Inc.*	1,828	15,922
Veeva Systems, Inc., Class A*	1,437	413,827

		429,749

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	2,638	311,310
Bio-Techne Corp.	1,498	77,072
Danaher Corp.	5,968	1,178,919
Illumina, Inc.*	1,458	139,108
IQVIA Holdings, Inc.*	1,645	259,235
Mettler-Toledo International, Inc.*	192	225,546
Waters Corp.*	549	191,623
West Pharmaceutical Services, Inc.	667	145,940

		2,528,753

Pharmaceuticals (1.3%)
Bristol-Myers Squibb Co.	18,812	870,807
Jazz Pharmaceuticals plc*	505	53,591
Merck & Co., Inc.	23,330	1,846,803
Zoetis, Inc.	4,145	646,413

		3,417,614

Total Health Care		20,670,936

Industrials (8.7%)
Aerospace & Defense (0.2%)
Axon Enterprise, Inc.*	673	557,204

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	1,098	105,353
Expeditors International of Washington, Inc.	1,273	145,440
United Parcel Service, Inc., Class B	6,781	684,474

		935,267

Building Products (1.1%)
A.O. Smith Corp.	1,096	71,865
Allegion plc	801	115,440
Builders FirstSource, Inc.*	1,038	121,124
Carrier Global Corp.	7,255	530,993
Fortune Brands Innovations, Inc.	1,101	56,679
Johnson Controls International plc	6,107	645,021
Lennox International, Inc.	290	166,240
Masco Corp.	2,011	129,428
Owens Corning	801	110,154
Trane Technologies plc	2,080	909,813

		2,856,757

Commercial Services & Supplies (0.3%)
Copart, Inc.*	8,563	420,186
Deluxe Corp.	487	7,748
HNI Corp.	507	24,934
Interface, Inc., Class A	393	8,226
Steelcase, Inc., Class A	654	6,821
Tetra Tech, Inc.	2,437	87,635
Veralto Corp.	2,268	228,955

		784,505

Construction & Engineering (0.3%)
EMCOR Group, Inc.	415	221,979
Granite Construction, Inc. (x)	417	38,994
Quanta Services, Inc.	1,382	522,507

		783,480

Electrical Equipment (0.7%)
Acuity, Inc.	290	86,519
Eaton Corp. plc	3,632	1,296,588
Hubbell, Inc., Class B	493	201,346
Rockwell Automation, Inc.	1,055	350,439
Sensata Technologies Holding plc	1,518	45,707

		1,980,599

Ground Transportation (1.0%)
ArcBest Corp.	225	17,327
Avis Budget Group, Inc.*	166	28,062
CSX Corp.	17,676	576,768
JB Hunt Transport Services, Inc.	720	103,392
Knight-Swift Transportation Holdings, Inc., Class A	1,482	65,549
Norfolk Southern Corp.	2,095	536,257
Ryder System, Inc.	375	59,625

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
U-Haul Holding Co.	922	$50,129
Union Pacific Corp.	5,556	1,278,325

		2,715,434

Industrial Conglomerates (0.3%)
3M Co.	5,032	766,072

Machinery (2.9%)
AGCO Corp.	604	62,309
Caterpillar, Inc.	4,437	1,722,488
CNH Industrial NV	8,388	108,708
Cummins, Inc.	1,284	420,510
Deere & Co.	2,385	1,212,749
Dover Corp.	1,282	234,901
Flowserve Corp.	1,275	66,746
Fortive Corp.	3,135	163,427
Graco, Inc.	1,588	136,520
IDEX Corp.	712	125,006
Illinois Tool Works, Inc.	2,569	635,185
Ingersoll Rand, Inc.	3,704	308,099
Lincoln Electric Holdings, Inc.	528	109,465
Middleby Corp. (The)*	496	71,424
PACCAR, Inc.	4,886	464,463
Parker-Hannifin Corp.	1,188	829,782
Pentair plc	1,530	157,070
Snap-on, Inc.	482	149,989
Stanley Black & Decker, Inc.	1,473	99,796
Tennant Co.	204	15,806
Timken Co. (The)	657	47,665
Westinghouse Air Brake Technologies Corp.	1,593	333,495
Xylem, Inc.	2,253	291,448

		7,767,051

Passenger Airlines (0.0%)†
Delta Air Lines, Inc.	1,575	77,458

Professional Services (0.8%)
Automatic Data Processing, Inc.	3,783	1,166,677
Broadridge Financial Solutions, Inc.	1,095	266,118
Exponent, Inc.	512	38,252
Heidrick & Struggles International, Inc.	257	11,760
ICF International, Inc.	170	14,401
Jacobs Solutions, Inc.	1,143	150,247
ManpowerGroup, Inc.	453	18,301
Paycom Software, Inc.	482	111,535
Robert Half, Inc.	1,030	42,281
TransUnion	1,836	161,568

		1,981,140

Trading Companies & Distributors (0.7%)
Air Lease Corp., Class A	938	54,864
Applied Industrial Technologies, Inc.	371	86,239
Fastenal Co.	10,559	443,478
Ferguson Enterprises, Inc.	1,834	399,354
United Rentals, Inc.	605	455,807
W.W. Grainger, Inc.	427	444,182

		1,883,924

Total Industrials		23,088,891

Information Technology (40.5%)
Communications Equipment (1.3%)
Cisco Systems, Inc.	36,884	$2,559,012
F5, Inc.*	526	154,812
Motorola Solutions, Inc.	1,547	650,452

		3,364,276

Electronic Equipment, Instruments & Components (0.7%)
Cognex Corp.	1,716	54,432
Corning, Inc.	7,592	399,263
Flex Ltd.*	3,499	174,670
Itron, Inc.*	393	51,731
Keysight Technologies, Inc.*	1,612	264,142
Ralliant Corp.*	1,045	50,672
TE Connectivity plc	2,783	469,409
Trimble, Inc.*	2,286	173,690
Zebra Technologies Corp., Class A*	468	144,312

		1,782,321

IT Services (2.0%)
Accenture plc, Class A	5,800	1,733,562
Akamai Technologies, Inc.*	1,331	106,161
ASGN, Inc.*	455	22,718
Cognizant Technology Solutions Corp., Class A	4,550	355,036
Gartner, Inc.*	717	289,826
International Business Machines Corp.	8,593	2,533,044
Okta, Inc.*	1,499	149,855
Twilio, Inc., Class A*	1,325	164,777

		5,354,979

Semiconductors & Semiconductor Equipment (17.1%)
Advanced Micro Devices, Inc.*	15,057	2,136,588
Analog Devices, Inc.	4,595	1,093,702
Applied Materials, Inc.	7,515	1,375,771
First Solar, Inc.*	923	152,793
Intel Corp.	40,200	900,480
Lam Research Corp.	11,928	1,161,072
Microchip Technology, Inc.	4,964	349,317
NVIDIA Corp.	226,217	35,740,024
NXP Semiconductors NV	2,348	513,015
ON Semiconductor Corp.*	4,000	209,640
Skyworks Solutions, Inc.	1,447	107,830
Texas Instruments, Inc.	8,436	1,751,482

		45,491,714

Software (18.9%)
Adobe, Inc.*	3,951	1,528,563
ANSYS, Inc.*	810	284,488
Atlassian Corp., Class A*	1,530	310,728
Autodesk, Inc.*	1,987	615,116
Cadence Design Systems, Inc.*	2,540	782,701
Dynatrace, Inc.*	2,793	154,202
Fair Isaac Corp.*	225	411,291
Fortinet, Inc.*	6,056	640,240
Gen Digital, Inc.	4,888	143,707
Guidewire Software, Inc.*	727	171,172
HubSpot, Inc.*	455	253,267
Intuit, Inc.	2,591	2,040,749
Microsoft Corp.	65,476	32,568,417
Oracle Corp.	15,599	3,410,409
PTC, Inc.*	1,114	191,987

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
RingCentral, Inc., Class A*	726	$20,582
Roper Technologies, Inc.	995	564,006
Salesforce, Inc.	8,927	2,434,304
ServiceNow, Inc.*	1,919	1,972,885
Synopsys, Inc.*	1,433	734,670
Teradata Corp.*	818	18,250
Workday, Inc., Class A*	2,003	480,720
Zscaler, Inc.*	938	294,476

		50,026,930

Technology Hardware, Storage & Peripherals (0.5%)
Dell Technologies, Inc., Class C	3,007	368,658
Hewlett Packard Enterprise Co.	12,227	250,042
HP, Inc.	8,789	214,979
NetApp, Inc.	1,880	200,314
Seagate Technology Holdings plc	1,969	284,186
Xerox Holdings Corp. (x)	1,274	6,714

		1,324,893

Total Information Technology		107,345,113

Materials (2.6%)
Chemicals (1.9%)
Air Products and Chemicals, Inc.	2,079	586,403
Albemarle Corp. (x)	1,144	71,694
Axalta Coating Systems Ltd.*	1,983	58,875
Ecolab, Inc.	2,382	641,806
HB Fuller Co.	498	29,955
International Flavors & Fragrances, Inc.	2,409	177,182
Linde plc	4,378	2,054,070
LyondellBasell Industries NV, Class A	2,385	137,996
Minerals Technologies, Inc.	284	15,640
Mosaic Co. (The)	2,863	104,442
PPG Industries, Inc.	2,078	236,373
Sherwin-Williams Co. (The)	2,225	763,976

		4,878,412

Construction Materials (0.3%)
CRH plc	6,322	580,360
Martin Marietta Materials, Inc.	561	307,966

		888,326

Containers & Packaging (0.2%)
Avery Dennison Corp.	749	131,427
Ball Corp.	2,503	140,393
International Paper Co.	4,711	220,616
Sealed Air Corp.	1,373	42,604
Sonoco Products Co.	883	38,464

		573,504

Metals & Mining (0.2%)
Newmont Corp.	10,473	610,157

Total Materials		6,950,399

Real Estate (2.7%)
Health Care REITs (0.5%)
Healthpeak Properties, Inc. (REIT)	6,366	111,469
Ventas, Inc. (REIT)	3,959	250,011
Welltower, Inc. (REIT)	5,999	922,226

		1,283,706

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	6,499	99,825

Industrial REITs (0.3%)
Prologis, Inc. (REIT)	8,567	900,563

Office REITs (0.1%)
BXP, Inc. (REIT)	1,351	91,152
COPT Defense Properties (REIT)	977	26,946

		118,098

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	2,783	389,954
Jones Lang LaSalle, Inc.*	444	113,566

		503,520

Residential REITs (0.2%)
AvalonBay Communities, Inc. (REIT)	1,310	266,585
Equity Residential (REIT)	3,127	211,041
UDR, Inc. (REIT)	2,936	119,877

		597,503

Retail REITs (0.2%)
Federal Realty Investment Trust (REIT)	742	70,483
Macerich Co. (The) (REIT)	2,423	39,204
Simon Property Group, Inc. (REIT)	3,027	486,620

		596,307

Specialized REITs (1.2%)
American Tower Corp. (REIT)	4,346	960,553
Crown Castle, Inc. (REIT)	4,047	415,748
Digital Realty Trust, Inc. (REIT)	3,101	540,597
Equinix, Inc. (REIT)	900	715,923
Iron Mountain, Inc. (REIT)	2,691	276,016
SBA Communications Corp. (REIT)	1,013	237,893

		3,146,730

Total Real Estate		7,246,252

Utilities (1.0%)
Electric Utilities (0.3%)
Eversource Energy	3,403	216,499
Exelon Corp.	9,318	404,587

		621,086

Gas Utilities (0.1%)
Atmos Energy Corp.	1,463	225,463
New Jersey Resources Corp.	908	40,697
UGI Corp.	1,950	71,019

		337,179

Independent Power and Renewable Electricity Producers (0.0%)†
Ormat Technologies, Inc.	542	45,398

Multi-Utilities (0.5%)
Avista Corp.	768	29,146
CMS Energy Corp.	2,802	194,122
Consolidated Edison, Inc.	3,239	325,034
NiSource, Inc.	4,383	176,810
Sempra	6,082	460,833

		1,185,945

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Water Utilities (0.1%)
American Water Works Co., Inc.	1,816	$252,624
Essential Utilities, Inc.	2,367	87,910

		340,534

Total Utilities		2,530,142

Total Common Stocks (99.9%) (Cost $87,307,604)		265,004,227

SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	134,384	134,384

Total Short-Term Investments (0.1%) (Cost $134,384)		134,384

Total Investments in Securities (100.0%) (Cost $87,441,988)		265,138,611
Other Assets Less Liabilities (0.0%)†		(110,775)

Net Assets (100%)		$265,027,836

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $285,927. This was collateralized by $159,798 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.000%, maturing 7/15/25 – 11/15/51 and by cash of $134,384 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
BlackRock, Inc.	1,369	1,496,661	—	(87,232)	40,483	(13,489)	1,436,423	14,489	—
Financial Services
Equitable Holdings, Inc.	2,812	146,651	—	(16,031)	8,617	18,516	157,753	1,468	—

Total		1,643,312	—	(103,263)	49,100	5,027	1,594,176	15,957	—

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$22,378,204	$—	$—	$22,378,204
Consumer Discretionary	23,825,296	—	—	23,825,296
Consumer Staples	13,516,202	—	—	13,516,202
Energy	3,411,352	—	—	3,411,352
Financials	34,041,440	—	—	34,041,440
Health Care	20,670,936	—	—	20,670,936

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Industrials	$23,088,891	$—	$—	$23,088,891
Information Technology	107,345,113	—	—	107,345,113
Materials	6,950,399	—	—	6,950,399
Real Estate	7,246,252	—	—	7,246,252
Utilities	2,530,142	—	—	2,530,142
Short-Term Investments
Investment Companies	134,384	—	—	134,384

Total Assets	$265,138,611	$—	$—	$265,138,611

Total Liabilities	$—	$—	$—	$—

Total	$265,138,611	$—	$—	$265,138,611

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,309,680
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$18,203,180

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$185,292,803
Aggregate gross unrealized depreciation	(7,649,618)

Net unrealized appreciation	$177,643,185

Federal income tax cost of investments in securities and derivative instruments, if applicable	$87,495,426

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $372,958)	$1,594,176
Unaffiliated Issuers (Cost $87,069,030)	263,544,435
Cash	214,064
Dividends, interest and other receivables	156,384
Receivable for Portfolio shares sold	109,516
Securities lending income receivable	128
Other assets	2,664

Total assets	265,621,367

LIABILITIES
Payable for Portfolio shares repurchased	231,060
Payable for return of collateral on securities loaned	134,384
Investment management fees payable	106,108
Distribution fees payable – Class IB	53,054
Administrative fees payable	18,976
Accrued expenses	49,949

Total liabilities	593,531

Commitments and contingent liabilities^
NET ASSETS	$265,027,836

Net assets were comprised of:
Paid in capital	$73,618,452
Total distributable earnings (loss)	191,409,384

Net assets	$265,027,836

Class IB
Net asset value, offering and redemption price per share, $265,027,836 / 11,033,835 shares outstanding (unlimited amount authorized: $0.01 par value)	$24.02

(x)	Includes value of securities on loan of $285,927.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends ($15,957 of dividend income received from affiliates) (net of $319 foreign withholding tax)	$1,716,120
Interest	10,322
Securities lending (net)	559

Total income	1,727,001

EXPENSES
Investment management fees	627,237
Distribution fees – Class IB	313,618
Administrative fees	113,756
Custodian fees	30,370
Professional fees	28,983
Printing and mailing expenses	13,782
Trustees’ fees	4,243
Miscellaneous	2,452

Total expenses	1,134,441

NET INVESTMENT INCOME (LOSS)	592,560

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($49,100 realized gain (loss) from affiliates)	9,489,130
Net change in unrealized appreciation (depreciation) on investments in securities ($5,027 of change in unrealized appreciation (depreciation) from affiliates)	3,375,020

NET REALIZED AND UNREALIZED GAIN (LOSS)	12,864,150

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,456,710

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$592,560	$1,138,615
Net realized gain (loss)	9,489,130	14,981,747
Net change in unrealized appreciation (depreciation)	3,375,020	34,715,074

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,456,710	50,835,436

Distributions to shareholders:
Class IB	—	(13,274,397)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 2,259 shares, respectively ]	—	48,011
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (212,954) shares, respectively ]	—	(4,913,631)
Capital shares repurchased [ 0 and (23,562) shares, respectively ]	—	(489,858)

Total Class IA transactions	—	(5,355,478)

Class IB
Capital shares sold [ 327,808 and 669,668 shares, respectively ]	7,363,565	14,691,276
Capital shares issued in connection with share class combination (Note 1) [ 0 and 217,755 shares, respectively ]	—	4,913,631
Capital shares issued in reinvestment of dividends and distributions [ 0 and 564,457 shares, respectively ]	—	13,274,397
Capital shares repurchased [ (1,053,483) and (1,835,995) shares, respectively ]	(23,344,529)	(40,663,687)

Total Class IB transactions	(15,980,964)	(7,784,383)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(15,980,964)	(13,139,861)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,524,254)	24,421,178
NET ASSETS:
Beginning of period	267,552,090	243,130,912

End of period	$265,027,836	$267,552,090

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$22.75		$19.63	$15.84	$20.60	$16.07	$13.95

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.10	0.12	0.11	0.10	0.12
Net realized and unrealized gain (loss)	1.22		4.19	4.22	(4.66)	4.76	2.64

Total from investment operations	1.27		4.29	4.34	(4.55)	4.86	2.76

Less distributions:
Dividends from net investment income	—		(0.10)	(0.14)	(0.11)	(0.09)	(0.11)
Distributions from net realized gains	—		(1.07)	(0.41)	(0.10)	(0.24)	(0.53)

Total dividends and distributions	—		(1.17)	(0.55)	(0.21)	(0.33)	(0.64)

Net asset value, end of period	$24.02		$22.75	$19.63	$15.84	$20.60	$16.07

Total return (b)	5.58%		21.70%	27.50%	(22.12)%	30.29%	20.01%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$265,028		$267,552	$238,428	$200,319	$274,262	$196,643
Ratio of expenses to average net assets (a)(f)	0.90%		0.90%	0.92%	0.91%	0.90%	0.93%
Ratio of net investment income (loss) to average net assets (a)(f)	0.47%		0.45%	0.65%	0.67%	0.51%	0.81%
Portfolio turnover rate^	1	%(z)	2%	3%	5%	10%	7%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.8%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	341,437	$9,881,187
Verizon Communications, Inc.	200,059	8,656,553

		18,537,740

Entertainment (1.6%)
Electronic Arts, Inc.	10,781	1,721,726
Live Nation Entertainment, Inc.*	7,446	1,126,431
Netflix, Inc.*	20,219	27,075,869
Take-Two Interactive Software, Inc.*	8,111	1,969,756
TKO Group Holdings, Inc., Class A	3,297	599,889
Walt Disney Co. (The)	85,412	10,591,942
Warner Bros Discovery, Inc.*	108,738	1,246,138

		44,331,751

Interactive Media & Services (5.9%)
Alphabet, Inc., Class A	276,512	48,729,710
Alphabet, Inc., Class C	223,050	39,566,839
Match Group, Inc.	11,882	367,035
Meta Platforms, Inc., Class A	103,153	76,136,198

		164,799,782

Media (0.4%)
Charter Communications, Inc., Class A*	4,464	1,824,928
Comcast Corp., Class A	176,942	6,315,060
Fox Corp., Class A	10,588	593,352
Fox Corp., Class B	6,734	347,676
Interpublic Group of Cos., Inc. (The)	17,629	431,558
News Corp., Class A	18,706	555,942
News Corp., Class B	5,606	192,342
Omnicom Group, Inc.	9,184	660,697
Paramount Global, Class B	28,103	362,528

		11,284,083

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.	22,618	5,388,965

Total Communication Services		244,342,321

Consumer Discretionary (9.3%)
Automobile Components (0.0%)†
Aptiv plc*	10,629	725,110

Automobiles (1.7%)
Ford Motor Co.	186,218	2,020,465
General Motors Co.	45,679	2,247,864
Tesla, Inc.*	133,136	42,291,982

		46,560,311

Broadline Retail (3.6%)
Amazon.com, Inc.*	448,907	98,485,707
eBay, Inc.	21,721	1,617,345

		100,103,052

Distributors (0.1%)
Genuine Parts Co.	6,473	785,240
LKQ Corp. (x)	12,334	456,481
Pool Corp.	1,768	515,337

		1,757,058

Hotels, Restaurants & Leisure (1.9%)
Airbnb, Inc., Class A*	20,673	2,735,865
Booking Holdings, Inc.	1,546	8,950,165
Caesars Entertainment, Inc.*	10,586	300,536
Carnival Corp.*	48,835	1,373,240
Chipotle Mexican Grill, Inc.*	63,628	3,572,712
Darden Restaurants, Inc.	5,465	1,191,206
Domino’s Pizza, Inc.	1,642	739,885
DoorDash, Inc., Class A*	16,261	4,008,499
Expedia Group, Inc.	5,690	959,789
Hilton Worldwide Holdings, Inc.	11,246	2,995,260
Las Vegas Sands Corp.	15,813	688,024
Marriott International, Inc., Class A	10,710	2,926,079
McDonald’s Corp.	33,971	9,925,307
MGM Resorts International*	9,507	326,946
Norwegian Cruise Line Holdings Ltd.*	22,469	455,671
Royal Caribbean Cruises Ltd.	11,863	3,714,780
Starbucks Corp.	54,297	4,975,234
Wynn Resorts Ltd.	4,225	395,756
Yum! Brands, Inc.	13,282	1,968,127

		52,203,081

Household Durables (0.2%)
DR Horton, Inc.	13,362	1,722,629
Garmin Ltd.	7,348	1,533,675
Lennar Corp., Class A	10,965	1,212,839
Mohawk Industries, Inc.*	2,610	273,632
NVR, Inc.*	137	1,011,835
PulteGroup, Inc.	9,486	1,000,394

		6,755,004

Leisure Products (0.0%)†
Hasbro, Inc.	6,056	447,054

Specialty Retail (1.5%)
AutoZone, Inc.*	787	2,921,525
Best Buy Co., Inc.	9,493	637,265
CarMax, Inc.*	7,530	506,091
Home Depot, Inc. (The)	47,222	17,313,474
Lowe’s Cos., Inc.	26,592	5,899,967
O’Reilly Automotive, Inc.*	40,437	3,644,587
Ross Stores, Inc.	15,756	2,010,151
TJX Cos., Inc. (The)	53,046	6,550,651
Tractor Supply Co.	25,129	1,326,057
Ulta Beauty, Inc.*	2,182	1,020,783
Williams-Sonoma, Inc.	5,767	942,155

		42,772,706

Textiles, Apparel & Luxury Goods (0.3%)
Deckers Outdoor Corp.*	7,253	747,566
Lululemon Athletica, Inc.*	5,336	1,267,727
NIKE, Inc., Class B	56,418	4,007,935
Ralph Lauren Corp.	1,942	532,652
Tapestry, Inc.	9,571	840,429

		7,396,309

Total Consumer Discretionary		258,719,685

Consumer Staples (4.9%)
Beverages (1.0%)
Brown-Forman Corp., Class B	8,200	220,662
Coca-Cola Co. (The)	184,038	13,020,688

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Constellation Brands, Inc., Class A	7,398	$1,203,507
Keurig Dr Pepper, Inc.	64,916	2,146,123
Molson Coors Beverage Co., Class B	8,418	404,822
Monster Beverage Corp.*	33,258	2,083,281
PepsiCo, Inc.	65,081	8,593,295

		27,672,378

Consumer Staples Distribution & Retail (1.8%)
Costco Wholesale Corp.	21,080	20,867,935
Dollar General Corp.	10,512	1,202,363
Dollar Tree, Inc.*	9,128	904,037
Kroger Co. (The)	29,105	2,087,702
Sysco Corp.	23,327	1,766,787
Target Corp.	21,297	2,100,949
Walgreens Boots Alliance, Inc.	34,705	398,413
Walmart, Inc.	205,269	20,071,203

		49,399,389

Food Products (0.5%)
Archer-Daniels-Midland Co.	22,805	1,203,648
Bunge Global SA	6,135	492,518
Campbell’s Co. (The)	10,020	307,113
Conagra Brands, Inc.	23,352	478,015
General Mills, Inc.	26,300	1,362,603
Hershey Co. (The)	6,890	1,143,395
Hormel Foods Corp.	13,334	403,354
J M Smucker Co. (The)	5,190	509,658
Kellanova	12,427	988,319
Kraft Heinz Co. (The)	41,175	1,063,139
Lamb Weston Holdings, Inc.	6,870	356,210
McCormick & Co., Inc. (Non-Voting)	12,315	933,723
Mondelez International, Inc., Class A	61,842	4,170,624
Tyson Foods, Inc., Class A	13,503	755,358

		14,167,677

Household Products (0.9%)
Church & Dwight Co., Inc.	11,685	1,123,045
Clorox Co. (The)	5,808	697,366
Colgate-Palmolive Co.	38,774	3,524,557
Kimberly-Clark Corp.	15,855	2,044,027
Procter & Gamble Co. (The)	111,391	17,746,814

		25,135,809

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	11,020	890,416
Kenvue, Inc.	91,671	1,918,674

		2,809,090

Tobacco (0.6%)
Altria Group, Inc.	79,836	4,680,785
Philip Morris International, Inc.	73,951	13,468,696

		18,149,481

Total Consumer Staples		137,333,824

Energy (2.7%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	47,214	1,810,185
Halliburton Co.	40,227	819,826
Schlumberger NV	64,622	2,184,224

		4,814,235

Oil, Gas & Consumable Fuels (2.5%)
APA Corp. (x)	16,040	293,372
Chevron Corp.#	77,164	11,049,113
ConocoPhillips	59,978	5,382,426
Coterra Energy, Inc.	36,281	920,812
Devon Energy Corp.	30,635	974,499
Diamondback Energy, Inc.	8,859	1,217,227
EOG Resources, Inc.	25,931	3,101,607
EQT Corp.	28,543	1,664,628
Expand Energy Corp.	10,009	1,170,452
Exxon Mobil Corp.	204,771	22,074,314
Hess Corp.	13,144	1,820,970
Kinder Morgan, Inc.	92,395	2,716,413
Marathon Petroleum Corp.	14,596	2,424,541
Occidental Petroleum Corp.	33,739	1,417,375
ONEOK, Inc.	29,708	2,425,064
Phillips 66	19,235	2,294,735
Targa Resources Corp.	10,408	1,811,825
Texas Pacific Land Corp.	915	966,597
Valero Energy Corp.	14,988	2,014,687
Williams Cos., Inc. (The)	58,288	3,661,069

		69,401,726

Total Energy		74,215,961

Financials (12.6%)
Banks (3.2%)
Bank of America Corp.	311,325	14,731,899
Citigroup, Inc.	88,737	7,553,294
Citizens Financial Group, Inc.	19,983	894,239
Fifth Third Bancorp	31,341	1,289,055
Huntington Bancshares, Inc.	68,530	1,148,563
JPMorgan Chase & Co.	132,036	38,278,557
KeyCorp	46,626	812,225
M&T Bank Corp.	7,497	1,454,343
PNC Financial Services Group, Inc. (The)	18,920	3,527,066
Regions Financial Corp.	43,031	1,012,089
Truist Financial Corp.	62,815	2,700,417
US Bancorp	74,537	3,372,799
Wells Fargo & Co.	154,608	12,387,193

		89,161,739

Capital Markets (3.1%)
Ameriprise Financial, Inc.	4,480	2,391,110
Bank of New York Mellon Corp. (The)	33,678	3,068,403
BlackRock, Inc.‡	6,903	7,242,973
Blackstone, Inc.	34,566	5,170,382
Cboe Global Markets, Inc.	4,879	1,137,832
Charles Schwab Corp. (The)	80,894	7,380,769
CME Group, Inc.	17,223	4,747,003
Coinbase Global, Inc., Class A*	10,052	3,523,125
FactSet Research Systems, Inc.	1,852	828,362
Franklin Resources, Inc. (x)	14,495	345,706
Goldman Sachs Group, Inc. (The)	14,578	10,317,579
Intercontinental Exchange, Inc.	27,154	4,981,944
Invesco Ltd.	19,745	311,379
KKR & Co., Inc.	32,289	4,295,406
MarketAxess Holdings, Inc.	1,833	409,382
Moody’s Corp.	7,398	3,710,763
Morgan Stanley	58,645	8,260,735

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
MSCI, Inc.	3,708	$2,138,552
Nasdaq, Inc.	19,651	1,757,192
Northern Trust Corp.	9,349	1,185,360
Raymond James Financial, Inc.	8,562	1,313,154
S&P Global, Inc.	14,914	7,864,003
State Street Corp.	13,746	1,461,750
T. Rowe Price Group, Inc.	10,219	986,133

		84,828,997

Consumer Finance (0.6%)
American Express Co.	26,296	8,387,898
Capital One Financial Corp.	30,480	6,484,925
Synchrony Financial	18,282	1,220,141

		16,092,964

Financial Services (3.9%)
Apollo Global Management, Inc.	21,422	3,039,139
Berkshire Hathaway, Inc., Class B*	87,122	42,321,254
Corpay, Inc.*	3,303	1,096,001
Fidelity National Information Services, Inc.	24,597	2,002,442
Fiserv, Inc.*	26,342	4,541,624
Global Payments, Inc.	11,363	909,495
Jack Henry & Associates, Inc.	3,543	638,342
Mastercard, Inc., Class A	38,537	21,655,482
PayPal Holdings, Inc.*	46,206	3,434,030
Visa, Inc., Class A	81,290	28,862,015

		108,499,824

Insurance (1.8%)
Aflac, Inc.	22,954	2,420,729
Allstate Corp. (The)	12,663	2,549,189
American International Group, Inc.	27,382	2,343,625
Aon plc, Class A	10,332	3,686,044
Arch Capital Group Ltd.	17,897	1,629,522
Arthur J Gallagher & Co.	12,180	3,899,062
Assurant, Inc.	2,432	480,296
Brown & Brown, Inc.	12,539	1,390,199
Chubb Ltd.	17,627	5,106,894
Cincinnati Financial Corp.	7,595	1,131,047
Erie Indemnity Co., Class A	1,184	410,599
Everest Group Ltd.	2,012	683,778
Globe Life, Inc.	3,837	476,901
Hartford Insurance Group, Inc. (The)	13,624	1,728,477
Loews Corp.	8,352	765,544
Marsh & McLennan Cos., Inc.	23,494	5,136,728
MetLife, Inc.	26,691	2,146,490
Principal Financial Group, Inc.	9,991	793,585
Progressive Corp. (The)	27,807	7,420,576
Prudential Financial, Inc.	16,920	1,817,885
Travelers Cos., Inc. (The)	10,633	2,844,753
W.R. Berkley Corp.	13,942	1,024,319
Willis Towers Watson plc	4,763	1,459,860

		51,346,102

Total Financials		349,929,626

Health Care (8.4%)
Biotechnology (1.4%)
AbbVie, Inc.	83,923	15,577,787
Amgen, Inc.	25,503	7,120,693
Biogen, Inc.*	7,108	892,694
Gilead Sciences, Inc.	58,982	6,539,334
Incyte Corp.*	7,832	533,359
Moderna, Inc.*	16,570	457,166
Regeneron Pharmaceuticals, Inc.	4,911	2,578,275
Vertex Pharmaceuticals, Inc.*	12,157	5,412,297

		39,111,605

Health Care Equipment & Supplies (2.1%)
Abbott Laboratories	82,578	11,231,434
Align Technology, Inc.*	3,342	632,741
Baxter International, Inc.	23,954	725,327
Becton Dickinson & Co.	13,717	2,362,753
Boston Scientific Corp.*	70,515	7,574,016
Cooper Cos., Inc. (The)*	9,766	694,948
Dexcom, Inc.*	18,692	1,631,625
Edwards Lifesciences Corp.*	28,150	2,201,611
GE HealthCare Technologies, Inc.	21,864	1,619,466
Hologic, Inc.*	10,842	706,465
IDEXX Laboratories, Inc.*	3,793	2,034,338
Insulet Corp.*	3,305	1,038,365
Intuitive Surgical, Inc.*	17,070	9,276,009
Medtronic plc	60,686	5,289,999
ResMed, Inc.	6,969	1,798,002
Solventum Corp.*	6,348	481,432
STERIS plc	4,540	1,090,599
Stryker Corp.	16,281	6,441,252
Zimmer Biomet Holdings, Inc.	9,146	834,207

		57,664,589

Health Care Providers & Services (1.6%)
Cardinal Health, Inc.	11,173	1,877,064
Cencora, Inc.	8,248	2,473,163
Centene Corp.*	23,527	1,277,046
Cigna Group (The)	12,692	4,195,721
CVS Health Corp.	60,315	4,160,529
DaVita, Inc.*	2,131	303,561
Elevance Health, Inc.	10,734	4,175,097
HCA Healthcare, Inc.	8,230	3,152,913
Henry Schein, Inc.*	5,946	434,355
Humana, Inc.	5,727	1,400,137
Labcorp Holdings, Inc.	4,055	1,064,478
McKesson Corp.	5,914	4,333,661
Molina Healthcare, Inc.*	2,502	745,346
Quest Diagnostics, Inc.	5,426	974,672
UnitedHealth Group, Inc.	43,099	13,445,595
Universal Health Services, Inc., Class B	2,762	500,336

		44,513,674

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	13,633	1,608,830
Bio-Techne Corp.	7,857	404,243
Charles River Laboratories International, Inc.*	2,227	337,903
Danaher Corp.	30,246	5,974,795
IQVIA Holdings, Inc.*	7,861	1,238,815
Mettler-Toledo International, Inc.*	985	1,157,099
Revvity, Inc.	5,591	540,761
Thermo Fisher Scientific, Inc.	17,935	7,271,925
Waters Corp.*	2,870	1,001,745
West Pharmaceutical Services, Inc.	3,357	734,511

		20,270,627

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (2.6%)
Bristol-Myers Squibb Co.	97,066	$4,493,185
Eli Lilly & Co.	37,373	29,133,375
Johnson & Johnson	114,314	17,461,463
Merck & Co., Inc.	119,301	9,443,867
Pfizer, Inc.	271,092	6,571,270
Viatris, Inc.	53,356	476,469
Zoetis, Inc.	21,048	3,282,436

		70,862,065

Total Health Care		232,422,560

Industrials (7.7%)
Aerospace & Defense (2.0%)
Axon Enterprise, Inc.*	3,482	2,882,887
Boeing Co. (The)*	35,900	7,522,127
GE Aerospace	50,665	13,040,664
General Dynamics Corp.	11,917	3,475,712
Howmet Aerospace, Inc.	19,032	3,542,426
Huntington Ingalls Industries, Inc.	1,983	478,815
L3Harris Technologies, Inc.	8,777	2,201,623
Lockheed Martin Corp.	9,874	4,573,045
Northrop Grumman Corp.	6,391	3,195,372
RTX Corp.	63,356	9,251,243
Textron, Inc.	8,694	698,041
TransDigm Group, Inc.	2,682	4,078,357

		54,940,312

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	5,492	526,957
Expeditors International of Washington, Inc.	6,342	724,573
FedEx Corp.	10,576	2,404,031
United Parcel Service, Inc., Class B	34,987	3,531,588

		7,187,149

Building Products (0.5%)
A.O. Smith Corp.	5,280	346,210
Allegion plc	4,262	614,240
Builders FirstSource, Inc.*	5,107	595,936
Carrier Global Corp.	37,725	2,761,093
Johnson Controls International plc	31,007	3,274,959
Lennox International, Inc.	1,513	867,312
Masco Corp.	10,426	671,017
Trane Technologies plc	10,559	4,618,612

		13,749,379

Commercial Services & Supplies (0.5%)
Cintas Corp.	16,397	3,654,399
Copart, Inc.*	41,937	2,057,849
Republic Services, Inc.	9,704	2,393,103
Rollins, Inc.	13,475	760,259
Veralto Corp.	11,509	1,161,834
Waste Management, Inc.	17,469	3,997,257

		14,024,701

Construction & Engineering (0.1%)
Quanta Services, Inc.	7,040	2,661,683

Electrical Equipment (0.8%)
AMETEK, Inc.	11,041	1,997,980
Eaton Corp. plc	18,591	6,636,801
Emerson Electric Co.	26,513	3,534,978
GE Vernova, Inc.	12,968	6,862,017
Generac Holdings, Inc.*	2,953	422,899
Hubbell, Inc., Class B	2,536	1,035,728
Rockwell Automation, Inc.	5,400	1,793,718

		22,284,121

Ground Transportation (0.8%)
CSX Corp.	89,251	2,912,260
JB Hunt Transport Services, Inc.	3,822	548,839
Norfolk Southern Corp.	10,597	2,712,514
Old Dominion Freight Line, Inc.	8,856	1,437,329
Uber Technologies, Inc.*	99,243	9,259,372
Union Pacific Corp.	28,387	6,531,281

		23,401,595

Industrial Conglomerates (0.4%)
3M Co.	25,459	3,875,878
Honeywell International, Inc.	30,534	7,110,758

		10,986,636

Machinery (1.4%)
Caterpillar, Inc.	22,345	8,674,552
Cummins, Inc.	6,574	2,152,985
Deere & Co.	11,975	6,089,168
Dover Corp.	6,434	1,178,902
Fortive Corp.	16,332	851,387
IDEX Corp.	3,457	606,945
Illinois Tool Works, Inc.	12,759	3,154,663
Ingersoll Rand, Inc.	19,069	1,586,159
Nordson Corp.	2,536	543,642
Otis Worldwide Corp.	18,928	1,874,251
PACCAR, Inc.	25,071	2,383,249
Parker-Hannifin Corp.	6,048	4,224,347
Pentair plc	7,778	798,489
Snap-on, Inc.	2,531	787,597
Stanley Black & Decker, Inc.	7,422	502,841
Westinghouse Air Brake Technologies Corp.	8,169	1,710,180
Xylem, Inc.	11,513	1,489,322

		38,608,679

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	30,695	1,509,580
Southwest Airlines Co. (x)	26,579	862,223
United Airlines Holdings, Inc.*	15,666	1,247,483

		3,619,286

Professional Services (0.6%)
Automatic Data Processing, Inc.	19,236	5,932,382
Broadridge Financial Solutions, Inc.	5,598	1,360,482
Dayforce, Inc.*	7,304	404,569
Equifax, Inc.	5,929	1,537,805
Jacobs Solutions, Inc.	5,766	757,941
Leidos Holdings, Inc.	6,174	974,010
Paychex, Inc.	15,318	2,228,156
Paycom Software, Inc.	2,242	518,799
Verisk Analytics, Inc.	6,561	2,043,751

		15,757,895

Trading Companies & Distributors (0.2%)
Fastenal Co.	54,819	2,302,398
United Rentals, Inc.	3,118	2,349,101

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
W.W. Grainger, Inc.	2,060	$2,142,895

		6,794,394

Total Industrials		214,015,830

Information Technology (29.8%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	48,762	4,988,840
Cisco Systems, Inc.	189,012	13,113,652
F5, Inc.*	2,818	829,394
Juniper Networks, Inc.	16,275	649,861
Motorola Solutions, Inc.	7,856	3,303,134

		22,884,881

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	57,295	5,657,881
CDW Corp.	6,260	1,117,973
Corning, Inc.	36,845	1,937,679
Jabil, Inc.	5,006	1,091,809
Keysight Technologies, Inc.*	8,184	1,341,030
Ralliant Corp.*	5,444	263,980
TE Connectivity plc	14,234	2,400,849
Teledyne Technologies, Inc.*	2,210	1,132,205
Trimble, Inc.*	11,183	849,684
Zebra Technologies Corp., Class A*	2,395	738,522

		16,531,612

IT Services (1.0%)
Accenture plc, Class A	29,706	8,878,826
Akamai Technologies, Inc. (x)*	6,593	525,858
Cognizant Technology Solutions Corp., Class A	23,417	1,827,228
EPAM Systems, Inc.*	2,763	488,554
Gartner, Inc.*	3,674	1,485,104
GoDaddy, Inc., Class A*	6,745	1,214,505
International Business Machines Corp.	44,255	13,045,489
VeriSign, Inc.	3,881	1,120,833

		28,586,397

Semiconductors & Semiconductor Equipment (11.5%)
Advanced Micro Devices, Inc.*	76,939	10,917,644
Analog Devices, Inc.	23,475	5,587,520
Applied Materials, Inc.	38,531	7,053,870
Broadcom, Inc.	223,392	61,578,005
Enphase Energy, Inc.*	6,358	252,095
First Solar, Inc.*	5,037	833,825
Intel Corp.	207,363	4,644,931
KLA Corp.	6,272	5,618,081
Lam Research Corp.	60,615	5,900,264
Microchip Technology, Inc.	25,417	1,788,594
Micron Technology, Inc.	53,296	6,568,732
Monolithic Power Systems, Inc.	2,286	1,671,935
NVIDIA Corp.	1,158,670	183,058,273
NXP Semiconductors NV	12,144	2,653,343
ON Semiconductor Corp.*	19,733	1,034,207
QUALCOMM, Inc.	52,128	8,301,905
Skyworks Solutions, Inc.	7,048	525,217
Teradyne, Inc.	7,836	704,613
Texas Instruments, Inc.	43,162	8,961,294

		317,654,348

Software (10.3%)
Adobe, Inc.*	20,249	7,833,933
ANSYS, Inc.*	4,108	1,442,812
Autodesk, Inc.*	10,082	3,121,085
Cadence Design Systems, Inc.*	12,917	3,980,374
Crowdstrike Holdings, Inc., Class A*	11,807	6,013,423
Fair Isaac Corp.*	1,166	2,131,401
Fortinet, Inc.*	30,395	3,213,359
Gen Digital, Inc.	25,410	747,054
Intuit, Inc.	13,282	10,461,302
Microsoft Corp.	353,125	175,647,906
Oracle Corp.	77,275	16,894,633
Palantir Technologies, Inc., Class A*	101,061	13,776,636
Palo Alto Networks, Inc.*	31,377	6,420,989
PTC, Inc.*	5,650	973,721
Roper Technologies, Inc.	5,129	2,907,322
Salesforce, Inc.	45,536	12,417,212
ServiceNow, Inc.*	9,859	10,135,841
Synopsys, Inc.*	7,388	3,787,680
Tyler Technologies, Inc.*	2,025	1,200,501
Workday, Inc., Class A*	10,262	2,462,880

		285,570,064

Technology Hardware, Storage & Peripherals (5.6%)
Apple, Inc.#	709,611	145,590,889
Dell Technologies, Inc., Class C	14,233	1,744,966
Hewlett Packard Enterprise Co.	61,857	1,264,976
HP, Inc.	44,116	1,079,077
NetApp, Inc.	9,579	1,020,642
Seagate Technology Holdings plc	10,023	1,446,619
Super Micro Computer, Inc. (x)*	24,912	1,220,937
Western Digital Corp.	16,832	1,077,080

		154,445,186

Total Information Technology		825,672,488

Materials (1.7%)
Chemicals (1.1%)
Air Products and Chemicals, Inc.	10,634	2,999,426
Albemarle Corp. (x)	5,839	365,930
CF Industries Holdings, Inc.	7,568	696,256
Corteva, Inc.	32,724	2,438,920
Dow, Inc.	33,186	878,765
DuPont de Nemours, Inc.	19,778	1,356,573
Eastman Chemical Co.	5,837	435,790
Ecolab, Inc.	12,050	3,246,752
International Flavors & Fragrances, Inc.	11,904	875,539
Linde plc	22,364	10,492,742
LyondellBasell Industries NV, Class A (x)	12,157	703,404
Mosaic Co. (The)	14,963	545,850
PPG Industries, Inc.	10,640	1,210,300
Sherwin-Williams Co. (The)	10,902	3,743,311

		29,989,558

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	2,911	1,598,023
Vulcan Materials Co.	6,260	1,632,733

		3,230,756

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (0.2%)
Amcor plc	111,314	$1,022,976
Avery Dennison Corp.	3,752	658,364
Ball Corp.	13,180	739,266
International Paper Co.	25,064	1,173,747
Packaging Corp. of America	4,145	781,125
Smurfit WestRock plc	23,366	1,008,243

		5,383,721

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	68,675	2,977,061
Newmont Corp.	52,879	3,080,730
Nucor Corp.	10,979	1,422,220
Steel Dynamics, Inc.	6,402	819,520

		8,299,531

Total Materials		46,903,566

Real Estate (1.8%)
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	7,569	549,736
Healthpeak Properties, Inc. (REIT)	32,683	572,279
Ventas, Inc. (REIT)	21,259	1,342,506
Welltower, Inc. (REIT)	29,272	4,499,985

		6,964,506

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	33,863	520,136

Industrial REITs (0.2%)
Prologis, Inc. (REIT)	44,314	4,658,288

Office REITs (0.0%)†
BXP, Inc. (REIT)	6,616	446,381

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	14,103	1,976,112
CoStar Group, Inc.*	20,313	1,633,165

		3,609,277

Residential REITs (0.2%)
AvalonBay Communities, Inc. (REIT)	6,682	1,359,787
Camden Property Trust (REIT)	5,030	566,831
Equity Residential (REIT)	16,011	1,080,582
Essex Property Trust, Inc. (REIT)	3,004	851,334
Invitation Homes, Inc. (REIT)	27,910	915,448
Mid-America Apartment Communities, Inc. (REIT)	5,666	838,625
UDR, Inc. (REIT)	14,657	598,445

		6,211,052

Retail REITs (0.2%)
Federal Realty Investment Trust (REIT)	3,637	345,479
Kimco Realty Corp. (REIT)	31,785	668,121
Realty Income Corp. (REIT)	42,185	2,430,278
Regency Centers Corp. (REIT)	7,813	556,520
Simon Property Group, Inc. (REIT)	14,660	2,356,741

		6,357,139

Specialized REITs (0.8%)
American Tower Corp. (REIT)	22,345	4,938,692
Crown Castle, Inc. (REIT)	20,783	2,135,038
Digital Realty Trust, Inc. (REIT)	15,126	2,636,915
Equinix, Inc. (REIT)	4,659	3,706,095
Extra Space Storage, Inc. (REIT)	10,025	1,478,086
Iron Mountain, Inc. (REIT)	14,056	1,441,724
Public Storage (REIT)	7,536	2,211,213
SBA Communications Corp. (REIT)	5,002	1,174,670
VICI Properties, Inc. (REIT), Class A	50,129	1,634,205
Weyerhaeuser Co. (REIT)	35,152	903,055

		22,259,693

Total Real Estate		51,026,472

Utilities (2.2%)
Electric Utilities (1.4%)
Alliant Energy Corp.	12,493	755,452
American Electric Power Co., Inc.	25,498	2,645,672
Constellation Energy Corp.	14,960	4,828,490
Duke Energy Corp.	37,106	4,378,508
Edison International	17,787	917,809
Entergy Corp.	20,681	1,719,005
Evergy, Inc.	11,146	768,294
Eversource Energy	17,449	1,110,105
Exelon Corp.	47,996	2,083,986
FirstEnergy Corp.	24,440	983,954
NextEra Energy, Inc.	97,610	6,776,086
NRG Energy, Inc.	9,462	1,519,408
PG&E Corp.	104,303	1,453,984
Pinnacle West Capital Corp.	5,579	499,153
PPL Corp.	35,300	1,196,317
Southern Co. (The)	52,412	4,812,994
Xcel Energy, Inc.	27,479	1,871,320

		38,320,537

Gas Utilities (0.0%)†
Atmos Energy Corp.	7,588	1,169,387

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	33,316	350,484
Vistra Corp.	16,250	3,149,413

		3,499,897

Multi-Utilities (0.6%)
Ameren Corp.	12,799	1,229,216
CenterPoint Energy, Inc.	30,856	1,133,649
CMS Energy Corp.	14,166	981,421
Consolidated Edison, Inc.	17,208	1,726,823
Dominion Energy, Inc.	40,204	2,272,330
DTE Energy Co.	9,908	1,312,414
NiSource, Inc.	22,136	892,966
Public Service Enterprise Group, Inc.	23,823	2,005,420
Sempra	30,513	2,311,970
WEC Energy Group, Inc.	15,202	1,584,048

		15,450,257

Water Utilities (0.1%)
American Water Works Co., Inc.	9,317	1,296,088

Total Utilities		59,736,166

Total Common Stocks (89.9%) (Cost $557,897,060)		2,494,318,499

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.9%)
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	972,731	$972,731
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	78,634,834	78,650,561

Total Investment Companies		79,623,292

Total Short-Term Investments (2.9%) (Cost $79,622,770)		79,623,292

Total Investments in Securities (92.8%) (Cost $637,519,830)		2,573,941,791
Other Assets Less Liabilities (7.2%)		198,974,858

Net Assets (100%)		$2,772,916,649

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $4,428,240.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $3,230,377. This was collateralized by $2,312,520 of various U.S. Government Treasury Securities, ranging from 0.125% - 4.875%, maturing 11/30/25 - 5/15/54 and by cash of $972,731 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
BlackRock, Inc.	5,053	5,629,904	—	(415,268)	180,979	(93,755)	5,301,860	54,658	—

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	895	9/2025	USD	279,855,313	8,486,539

					8,486,539

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$244,342,321	$—	$—	$244,342,321
Consumer Discretionary	258,719,685	—	—	258,719,685
Consumer Staples	137,333,824	—	—	137,333,824
Energy	74,215,961	—	—	74,215,961
Financials	349,929,626	—	—	349,929,626
Health Care	232,422,560	—	—	232,422,560
Industrials	214,015,830	—	—	214,015,830
Information Technology	825,672,488	—	—	825,672,488
Materials	46,903,566	—	—	46,903,566
Real Estate	51,026,472	—	—	51,026,472
Utilities	59,736,166	—	—	59,736,166
Futures	8,486,539	—	—	8,486,539
Short-Term Investments
Investment Companies	79,623,292	—	—	79,623,292

Total Assets	$2,582,428,330	$—	$—	$2,582,428,330

Total Liabilities	$—	$—	$—	$—

Total	$2,582,428,330	$—	$—	$2,582,428,330

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$8,486,539	*

Total		$8,486,539

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(116,070,108)	$(116,070,108)

Total	$(116,070,108)	$(116,070,108)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$17,539,741	$17,539,741

Total	$17,539,741	$17,539,741

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$234,492,000
Average notional value of contracts — short	647,254,000

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$25,261,789
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$190,268,456

During the six months ended June 30, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 19%)*	Net Proceeds of Sales and Redemptions (affiliated 9%)*	Net Realized Gain (Loss)
$ 4,736,321	$17,507,853	$12,566,369

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,990,917,030
Aggregate gross unrealized depreciation	(38,369,581)

Net unrealized appreciation	$1,952,547,449

Federal income tax cost of investments in securities and derivative instruments, if applicable	$629,880,881

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $910,300)	$5,301,860
Unaffiliated Issuers (Cost $636,609,530)	2,568,639,931
Cash	178,328,805
Cash held as collateral at broker for futures	20,936,400
Dividends, interest and other receivables	2,074,008
Due from broker for futures variation margin	1,342,507
Receivable for Portfolio shares sold	27,883
Securities lending income receivable	420
Other assets	28,649

Total assets	2,776,680,463

LIABILITIES
Payable for Portfolio shares repurchased	1,373,403
Investment management fees payable	983,961
Payable for return of collateral on securities loaned	972,731
Administrative fees payable	264,977
Accrued expenses	168,742

Total liabilities	3,763,814

Commitments and contingent liabilities^
NET ASSETS	$2,772,916,649

Net assets were comprised of:
Paid in capital	$913,862,386
Total distributable earnings (loss)	1,859,054,263

Net assets	$2,772,916,649

Class K
Net asset value, offering and redemption price per share, $2,772,916,649 / 188,297,344 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.73

(x)	Includes value of securities on loan of $3,230,377.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends ($54,658 of dividend income received from affiliates) (net of $4,055 foreign withholding tax)	$17,695,468
Interest	4,084,367
Securities lending (net)	2,156

Total income	21,781,991

EXPENSES
Investment management fees	5,919,206
Administrative fees	1,662,161
Printing and mailing expenses	95,920
Professional fees	83,692
Custodian fees	66,288
Trustees’ fees	44,452
Miscellaneous	34,735

Total expenses	7,906,454

NET INVESTMENT INCOME (LOSS)	13,875,537

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($180,979 realized gain (loss) from affiliates)	132,580,147
Futures contracts	(116,070,108)

Net realized gain (loss)	16,510,039

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(93,755) of change in unrealized appreciation (depreciation) from affiliates)	(2,669,507)
Futures contracts	17,539,741

Net change in unrealized appreciation (depreciation)	14,870,234

NET REALIZED AND UNREALIZED GAIN (LOSS)	31,380,273

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45,255,810

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,875,537	$33,463,865
Net realized gain (loss)	16,510,039	546,452,961
Net change in unrealized appreciation (depreciation)	14,870,234	52,395,163

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	45,255,810	632,311,989

Distributions to shareholders:
Class K	—	(550,894,074)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 6,657,460 and 863,484 shares, respectively ]	85,414,049	14,411,841
Capital shares issued in reinvestment of dividends and distributions [ 0 and 36,305,950 shares, respectively ]	—	550,894,074
Capital shares repurchased [ (12,073,086) and (44,161,881) shares, respectively ]	(170,469,454)	(714,023,422)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(85,055,405)	(148,717,507)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(39,799,595)	(67,299,592)
NET ASSETS:
Beginning of period	2,812,716,244	2,880,015,836

End of period	$2,772,916,649	$2,812,716,244

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class K	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$14.52		$14.35	$12.58	$16.88	$14.94	$15.33

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.19	0.18	0.14	0.12	0.18
Net realized and unrealized gain (loss)	0.14		3.36	2.98	(3.54)	3.98	2.26

Total from investment operations	0.21		3.55	3.16	(3.40)	4.10	2.44

Less distributions:
Dividends from net investment income	—		(0.22)	(0.19)	(0.15)	(0.13)	(0.18)
Distributions from net realized gains	—		(3.16)	(1.20)	(0.75)	(2.03)	(2.65)

Total dividends and distributions	—		(3.38)	(1.39)	(0.90)	(2.16)	(2.83)

Net asset value, end of period	$14.73		$14.52	$14.35	$12.58	$16.88	$14.94

Total return (b)	1.45%		24.18%	25.54%	(20.28)%	27.86%	16.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,772,917		$2,812,716	$2,880,016	$2,537,689	$3,593,669	$3,221,897
Ratio of expenses to average net assets (a)(f)	0.59%		0.59%	0.59%	0.58%	0.57%	0.59%
Ratio of net investment income (loss) to average net assets (a)(f)	1.04%		1.15%	1.26%	0.97%	0.69%	1.15%
Portfolio turnover rate^	1	%(z)	2%	2%	2%	3%	7%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.1%)
Diversified Telecommunication Services (0.4%)
Frontier Communications Parent, Inc.*	20,514	$746,710
Iridium Communications, Inc.	10,119	305,290

		1,052,000

Entertainment (0.1%)
Warner Music Group Corp., Class A	13,420	365,561

Interactive Media & Services (0.1%)
ZoomInfo Technologies, Inc., Class A*	24,948	252,474

Media (0.5%)
EchoStar Corp., Class A (x)*	11,865	328,660
New York Times Co. (The), Class A	14,819	829,568
Nexstar Media Group, Inc., Class A	2,670	461,776

		1,620,004

Total Communication Services		3,290,039

Consumer Discretionary (12.1%)
Automobile Components (0.7%)
Autoliv, Inc.	6,566	734,735
Gentex Corp.	20,324	446,925
Goodyear Tire & Rubber Co. (The)*	26,358	273,332
Lear Corp.	4,969	471,956
Visteon Corp.*	2,477	231,104

		2,158,052

Automobiles (0.2%)
Harley-Davidson, Inc.	10,584	249,782
Thor Industries, Inc.	4,833	429,219

		679,001

Broadline Retail (0.3%)
Macy’s, Inc.	25,438	296,607
Ollie’s Bargain Outlet Holdings, Inc.*	5,613	739,681

		1,036,288

Diversified Consumer Services (1.4%)
Duolingo, Inc., Class A*	3,568	1,462,951
Graham Holdings Co., Class B	322	304,667
Grand Canyon Education, Inc.*	2,592	489,888
H&R Block, Inc.	12,351	677,946
Service Corp. International	13,294	1,082,132

		4,017,584

Hotels, Restaurants & Leisure (3.1%)
Aramark	24,410	1,022,047
Boyd Gaming Corp.	6,178	483,305
Cava Group, Inc.*	7,509	632,483
Choice Hotels International, Inc. (x)	2,026	257,059
Churchill Downs, Inc.	6,692	675,892
Hilton Grand Vacations, Inc.*	5,663	235,184
Hyatt Hotels Corp., Class A	3,848	537,373
Light & Wonder, Inc. (x)*	7,902	760,646
Marriott Vacations Worldwide Corp.	2,847	205,867
Planet Fitness, Inc., Class A*	7,773	847,646
Texas Roadhouse, Inc., Class A	6,071	1,137,766
Travel + Leisure Co.	6,338	327,104
Vail Resorts, Inc. (x)	3,422	537,699
Wendy’s Co. (The)	15,718	179,500
Wingstop, Inc.	2,605	877,208
Wyndham Hotels & Resorts, Inc.	7,202	584,874

		9,301,653

Household Durables (1.6%)
KB Home	6,160	326,295
Somnigroup International, Inc.	19,036	1,295,400
Taylor Morrison Home Corp., Class A*	9,448	580,296
Toll Brothers, Inc.	9,131	1,042,121
TopBuild Corp.*	2,651	858,235
Whirlpool Corp.	5,078	515,011

		4,617,358

Leisure Products (0.5%)
Brunswick Corp.	6,014	332,213
Mattel, Inc.*	30,387	599,232
Polaris, Inc. (x)	4,694	190,811
YETI Holdings, Inc.*	7,754	244,406

		1,366,662

Specialty Retail (3.4%)
Abercrombie & Fitch Co., Class A*	4,587	380,033
AutoNation, Inc.*	2,411	478,945
Bath & Body Works, Inc.	19,559	585,988
Burlington Stores, Inc.*	5,726	1,332,097
Chewy, Inc., Class A*	20,098	856,577
Dick’s Sporting Goods, Inc.	5,303	1,048,986
Five Below, Inc.*	5,036	660,622
Floor & Decor Holdings, Inc., Class A*	9,912	752,916
GameStop Corp., Class A*	37,337	910,649
Gap, Inc. (The)	20,253	441,718
Lithia Motors, Inc., Class A	2,426	819,551
Murphy USA, Inc.	1,655	673,254
Penske Automotive Group, Inc.	1,759	302,214
RH*	1,365	257,999
Valvoline, Inc.*	11,804	447,017

		9,948,566

Textiles, Apparel & Luxury Goods (0.9%)
Capri Holdings Ltd.*	10,914	193,178
Columbia Sportswear Co.	2,863	174,872
Crocs, Inc.*	5,227	529,391
PVH Corp.	4,630	317,618
Skechers USA, Inc., Class A*	11,975	755,623
Under Armour, Inc., Class A*	14,465	98,796
Under Armour, Inc., Class C*	15,454	100,296
VF Corp.	30,499	358,363

		2,528,137

Total Consumer Discretionary		35,653,301

Consumer Staples (4.9%)
Beverages (0.5%)
Boston Beer Co., Inc. (The), Class A*	754	143,871
Celsius Holdings, Inc.*	14,458	670,707
Coca-Cola Consolidated, Inc.	5,456	609,162

		1,423,740

Consumer Staples Distribution & Retail (3.0%)
Albertsons Cos., Inc., Class A	36,669	788,750
BJ’s Wholesale Club Holdings, Inc.*	12,088	1,303,449
Casey’s General Stores, Inc.	3,390	1,729,816

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Maplebear, Inc.*	14,908	$674,438
Performance Food Group Co.*	14,341	1,254,407
Sprouts Farmers Market, Inc.*	9,042	1,488,675
US Foods Holding Corp.*	21,298	1,640,159

		8,879,694

Food Products (0.9%)
Darling Ingredients, Inc.*	14,465	548,802
Flowers Foods, Inc. (x)	17,318	276,742
Ingredion, Inc.	5,941	805,718
Lancaster Colony Corp.	1,729	298,719
Pilgrim’s Pride Corp.	3,883	174,657
Post Holdings, Inc.*	4,187	456,509

		2,561,147

Personal Care Products (0.5%)
BellRing Brands, Inc.*	11,700	677,781
Coty, Inc., Class A*	34,723	161,462
e.l.f. Beauty, Inc.*	5,167	642,981

		1,482,224

Total Consumer Staples		14,346,805

Energy (3.4%)
Energy Equipment & Services (0.5%)
ChampionX Corp.	17,721	440,190
NOV, Inc.	35,424	440,320
Valaris Ltd. (x)*	5,863	246,891
Weatherford International plc	6,527	328,373

		1,455,774

Oil, Gas & Consumable Fuels (2.9%)
Antero Midstream Corp.	30,780	583,281
Antero Resources Corp.*	27,009	1,087,923
Chord Energy Corp.	5,370	520,084
Civitas Resources, Inc.	7,947	218,701
CNX Resources Corp.*	13,613	458,486
DT Midstream, Inc.	9,241	1,015,678
HF Sinclair Corp.	14,636	601,247
Matador Resources Co.	10,611	506,357
Murphy Oil Corp.	12,180	274,050
Ovintiv, Inc.	24,014	913,733
PBF Energy, Inc., Class A	8,888	192,603
Permian Resources Corp.	58,919	802,477
Range Resources Corp.	22,173	901,776
Viper Energy, Inc., Class A	11,909	454,090

		8,530,486

Total Energy		9,986,260

Financials (16.4%)
Banks (6.0%)
Associated Banc-Corp.	14,590	355,850
Bank OZK	9,685	455,776
Cadence Bank	16,742	535,409
Columbia Banking System, Inc.	19,625	458,832
Comerica, Inc.	12,243	730,295
Commerce Bancshares, Inc.	11,217	697,361
Cullen/Frost Bankers, Inc.	5,887	756,715
East West Bancorp, Inc.	12,865	1,299,108
First Financial Bankshares, Inc.	11,705	421,146
First Horizon Corp.	49,086	1,040,623
Flagstar Financial, Inc.	27,943	296,196
FNB Corp.	34,228	499,044
Glacier Bancorp, Inc.	10,645	458,587
Hancock Whitney Corp.	7,967	457,306
Home BancShares, Inc.	16,886	480,576
International Bancshares Corp.	4,779	318,090
Old National Bancorp	29,693	633,649
Pinnacle Financial Partners, Inc.	7,137	787,996
Prosperity Bancshares, Inc.	8,680	609,683
SouthState Corp.	9,146	841,706
Synovus Financial Corp.	13,197	682,945
Texas Capital Bancshares, Inc.*	4,244	336,974
UMB Financial Corp.	6,463	679,649
United Bankshares, Inc.	12,489	454,974
Valley National Bancorp	44,123	394,018
Webster Financial Corp.	15,833	864,482
Western Alliance Bancorp	10,217	796,722
Wintrust Financial Corp.	6,243	774,007
Zions Bancorp NA	13,805	717,032

		17,834,751

Capital Markets (3.5%)
Affiliated Managers Group, Inc.	2,694	530,098
Carlyle Group, Inc. (The)	19,930	1,024,402
Evercore, Inc., Class A	3,317	895,656
Federated Hermes, Inc., Class B	7,781	344,854
Hamilton Lane, Inc., Class A	3,963	563,221
Houlihan Lokey, Inc., Class A	5,324	958,054
Interactive Brokers Group, Inc., Class A	40,260	2,230,807
Janus Henderson Group plc	12,695	493,074
Jefferies Financial Group, Inc.	15,466	845,835
Morningstar, Inc.	2,361	741,189
SEI Investments Co.	9,185	825,364
Stifel Financial Corp.	10,011	1,038,942

		10,491,496

Consumer Finance (0.8%)
Ally Financial, Inc.	26,177	1,019,594
FirstCash Holdings, Inc.	3,783	511,235
SLM Corp.	20,869	684,294

		2,215,123

Financial Services (1.4%)
Equitable Holdings, Inc.‡	8,180	458,898
Essent Group Ltd.	9,442	573,413
Euronet Worldwide, Inc.*	3,840	389,299
MGIC Investment Corp.	22,560	628,071
Shift4 Payments, Inc., Class A (x)*	6,357	630,042
Voya Financial, Inc.	9,254	657,034
Western Union Co. (The)	31,803	267,781
WEX, Inc.*	3,180	467,110

		4,071,648

Insurance (4.1%)
American Financial Group, Inc.	6,614	834,753
Brighthouse Financial, Inc.*	5,426	291,756
CNO Financial Group, Inc.	9,818	378,778
Fidelity National Financial, Inc.	23,940	1,342,076
First American Financial Corp.	9,347	573,812
Hanover Insurance Group, Inc. (The)	3,266	554,795
Kemper Corp.	5,386	347,613

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Kinsale Capital Group, Inc.	2,025	$979,898
Old Republic International Corp.	21,640	831,842
Primerica, Inc.	3,115	852,482
Reinsurance Group of America, Inc.	6,049	1,199,880
RenaissanceRe Holdings Ltd.	4,557	1,106,895
RLI Corp.	7,339	530,023
Ryan Specialty Holdings, Inc., Class A	9,956	676,908
Selective Insurance Group, Inc.	5,453	472,503
Unum Group	15,300	1,235,628

		12,209,642

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Annaly Capital Management, Inc. (REIT)	56,283	1,059,246
Starwood Property Trust, Inc. (REIT) (x)	30,526	612,657

		1,671,903

Total Financials		48,494,563

Health Care (7.7%)
Biotechnology (2.0%)
BioMarin Pharmaceutical, Inc.*	17,509	962,470
Cytokinetics, Inc.*	11,032	364,497
Exelixis, Inc.*	25,887	1,140,970
Halozyme Therapeutics, Inc.*	11,518	599,166
Neurocrine Biosciences, Inc.*	9,108	1,144,784
Roivant Sciences Ltd.*	38,992	439,440
Sarepta Therapeutics, Inc.*	8,958	153,182
United Therapeutics Corp.*	4,105	1,179,572

		5,984,081

Health Care Equipment & Supplies (1.3%)
Dentsply Sirona, Inc.	18,051	286,650
Envista Holdings Corp.*	15,839	309,494
Globus Medical, Inc., Class A*	10,469	617,880
Haemonetics Corp.*	4,640	346,190
Lantheus Holdings, Inc. (x)*	6,404	524,232
LivaNova plc*	5,020	226,000
Masimo Corp.*	4,133	695,253
Penumbra, Inc.*	3,561	913,860

		3,919,559

Health Care Providers & Services (2.3%)
Acadia Healthcare Co., Inc.*	8,384	190,233
Amedisys, Inc.*	2,891	284,445
Chemed Corp.	1,343	653,947
Encompass Health Corp.	9,233	1,132,243
Ensign Group, Inc. (The)	5,168	797,216
HealthEquity, Inc.*	8,035	841,747
Hims & Hers Health, Inc. (x)*	17,890	891,816
Option Care Health, Inc.*	15,668	508,897
Tenet Healthcare Corp.*	8,639	1,520,464

		6,821,008

Health Care Technology (0.3%)
Doximity, Inc., Class A*	12,339	756,874

Life Sciences Tools & Services (1.5%)
Avantor, Inc.*	62,507	841,344
Bio-Rad Laboratories, Inc., Class A*	1,732	417,966
Bruker Corp.	10,223	421,188
Illumina, Inc.*	14,544	1,387,643
Medpace Holdings, Inc.*	2,212	694,259
Repligen Corp.*	4,802	597,273
Sotera Health Co.*	14,119	157,003

		4,516,676

Pharmaceuticals (0.3%)
Jazz Pharmaceuticals plc*	5,544	588,329
Perrigo Co. plc	12,264	327,694

		916,023

Total Health Care		22,914,221

Industrials (20.6%)
Aerospace & Defense (2.0%)
ATI, Inc.*	12,989	1,121,470
BWX Technologies, Inc.	8,364	1,204,918
Curtiss-Wright Corp.	3,466	1,693,314
Hexcel Corp.	7,307	412,773
Woodward, Inc.	5,434	1,331,819

		5,764,294

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	10,813	526,593

Building Products (2.0%)
AAON, Inc.	6,197	457,029
Advanced Drainage Systems, Inc.	6,421	737,516
Carlisle Cos., Inc.	4,010	1,497,334
Fortune Brands Innovations, Inc.	11,257	579,510
Owens Corning	7,861	1,081,045
Simpson Manufacturing Co., Inc.	3,784	587,693
Trex Co., Inc. (x)*	9,723	528,737
UFP Industries, Inc.	5,505	546,977

		6,015,841

Commercial Services & Supplies (1.6%)
Brink’s Co. (The)	4,063	362,785
Clean Harbors, Inc.*	4,677	1,081,229
MSA Safety, Inc.	3,532	591,716
RB Global, Inc.	17,050	1,810,539
Tetra Tech, Inc.	24,333	875,015

		4,721,284

Construction & Engineering (3.0%)
AECOM	12,247	1,382,197
API Group Corp.*	22,403	1,143,673
Comfort Systems USA, Inc.	3,251	1,743,219
EMCOR Group, Inc.	4,198	2,245,468
Fluor Corp.*	15,338	786,379
MasTec, Inc.*	5,642	961,566
Valmont Industries, Inc.	1,841	601,215

		8,863,717

Electrical Equipment (1.4%)
Acuity, Inc.	2,820	841,319
EnerSys	3,627	311,088
NEXTracker, Inc., Class A*	13,175	716,325
nVent Electric plc	15,117	1,107,320
Regal Rexnord Corp.	6,095	883,531
Sensata Technologies Holding plc	13,547	407,900

		4,267,483

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Ground Transportation (1.3%)
Avis Budget Group, Inc.*	1,551	$262,196
Knight-Swift Transportation Holdings, Inc., Class A	14,574	644,608
Landstar System, Inc.	3,058	425,123
Ryder System, Inc.	3,944	627,096
Saia, Inc.*	2,421	663,330
XPO, Inc.*	10,796	1,363,427

		3,985,780

Machinery (4.7%)
AGCO Corp.	5,684	586,361
Chart Industries, Inc.*	4,063	668,973
CNH Industrial NV	80,490	1,043,150
Crane Co.	4,447	844,441
Donaldson Co., Inc.	10,550	731,642
Esab Corp.	5,205	627,463
Flowserve Corp.	12,005	628,462
Graco, Inc.	15,123	1,300,124
ITT, Inc.	7,390	1,158,974
Lincoln Electric Holdings, Inc.	5,168	1,071,430
Middleby Corp. (The)*	4,945	712,080
Mueller Industries, Inc.	10,480	832,846
Oshkosh Corp.	5,892	668,978
RBC Bearings, Inc.*	2,870	1,104,376
Terex Corp.	5,965	278,506
Timken Co. (The)	5,872	426,013
Toro Co. (The)	9,222	651,811
Watts Water Technologies, Inc., Class A	2,500	614,725

		13,950,355

Marine Transportation (0.2%)
Kirby Corp.*	5,256	596,083

Passenger Airlines (0.4%)
Alaska Air Group, Inc.*	11,318	560,015
American Airlines Group, Inc. (x)*	61,419	689,121

		1,249,136

Professional Services (2.1%)
CACI International, Inc., Class A*	2,040	972,468
Concentrix Corp. (x)	4,232	223,682
ExlService Holdings, Inc.*	14,960	655,098
Exponent, Inc.	4,491	335,523
FTI Consulting, Inc.*	3,131	505,657
Genpact Ltd.	14,909	656,145
Insperity, Inc.	3,273	196,773
KBR, Inc.	12,154	582,663
ManpowerGroup, Inc.	4,331	174,972
Maximus, Inc.	5,204	365,321
Parsons Corp.*	4,287	307,678
Paylocity Holding Corp.*	4,003	725,304
Science Applications International Corp.	4,427	498,524

		6,199,808

Trading Companies & Distributors (1.7%)
Applied Industrial Technologies, Inc.	3,579	831,939
Core & Main, Inc., Class A*	17,489	1,055,461
GATX Corp.	3,311	508,437
MSC Industrial Direct Co., Inc., Class A	4,044	343,821
Watsco, Inc.	3,212	1,418,483
WESCO International, Inc.	4,114	761,913

		4,920,054

Total Industrials		61,060,428

Information Technology (10.5%)
Communications Equipment (0.6%)
Ciena Corp.*	13,178	1,071,767
Lumentum Holdings, Inc.*	6,441	612,281

		1,684,048

Electronic Equipment, Instruments & Components (3.0%)
Arrow Electronics, Inc.*	4,774	608,351
Avnet, Inc.	8,014	425,383
Belden, Inc.	3,732	432,166
Cognex Corp.	15,446	489,947
Coherent Corp.*	14,332	1,278,558
Crane NXT Co.	4,482	241,580
Fabrinet*	3,286	968,318
Flex Ltd.*	35,515	1,772,909
IPG Photonics Corp.*	2,309	158,513
Littelfuse, Inc.	2,258	511,956
Novanta, Inc.*	3,250	419,022
TD SYNNEX Corp.	6,901	936,466
Vontier Corp.	13,691	505,198

		8,748,367

IT Services (0.9%)
ASGN, Inc.*	3,992	199,320
Kyndryl Holdings, Inc.*	21,610	906,756
Okta, Inc.*	15,280	1,527,542

		2,633,618

Semiconductors & Semiconductor Equipment (2.3%)
Allegro MicroSystems, Inc.*	11,882	406,246
Amkor Technology, Inc.	10,446	219,261
Cirrus Logic, Inc.*	4,833	503,864
Entegris, Inc.	13,934	1,123,777
Lattice Semiconductor Corp.*	12,658	620,115
MACOM Technology Solutions Holdings, Inc.*	5,468	783,510
MKS, Inc.	6,165	612,554
Onto Innovation, Inc.*	4,473	451,460
Power Integrations, Inc.	5,007	279,891
Rambus, Inc.*	9,783	626,308
Silicon Laboratories, Inc.*	2,988	440,312
Synaptics, Inc.*	3,610	234,000
Universal Display Corp.	4,047	625,100

		6,926,398

Software (3.2%)
Appfolio, Inc., Class A*	2,094	482,206
BILL Holdings, Inc. (x)*	8,756	405,052
Blackbaud, Inc.*	3,561	228,652
Commvault Systems, Inc.*	4,029	702,376
Docusign, Inc.*	18,544	1,444,392
Dolby Laboratories, Inc., Class A	5,480	406,945
Dropbox, Inc., Class A*	18,965	542,399
Dynatrace, Inc.*	27,551	1,521,091
Guidewire Software, Inc.*	7,705	1,814,142
Manhattan Associates, Inc.*	5,577	1,101,290

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Pegasystems, Inc.	8,274	$447,872
Qualys, Inc.*	3,313	473,328

		9,569,745

Technology Hardware, Storage & Peripherals (0.5%)
Pure Storage, Inc., Class A*	28,541	1,643,391

Total Information Technology		31,205,567

Materials (4.9%)
Chemicals (1.3%)
Ashland, Inc.	4,077	204,991
Avient Corp.	8,460	273,343
Axalta Coating Systems Ltd.*	20,079	596,145
Cabot Corp.	5,011	375,825
NewMarket Corp.	681	470,476
Olin Corp.	10,624	213,436
RPM International, Inc.	11,854	1,302,043
Scotts Miracle-Gro Co. (The)	3,975	262,191
Westlake Corp.	3,163	240,167

		3,938,617

Construction Materials (0.4%)
Eagle Materials, Inc.	3,041	614,617
Knife River Corp.*	5,221	426,242

		1,040,859

Containers & Packaging (1.2%)
AptarGroup, Inc.	6,088	952,346
Crown Holdings, Inc.	10,788	1,110,948
Graphic Packaging Holding Co. (x)	27,799	585,725
Greif, Inc., Class A	2,421	157,341
Silgan Holdings, Inc.	7,441	403,153
Sonoco Products Co.	8,823	384,330

		3,593,843

Metals & Mining (1.8%)
Alcoa Corp.	23,799	702,309
Carpenter Technology Corp.	4,593	1,269,413
Cleveland-Cliffs, Inc.*	44,488	338,109
Commercial Metals Co.	10,256	501,621
Reliance, Inc.	4,893	1,535,913
Royal Gold, Inc.	6,036	1,073,442

		5,420,807

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	5,679	488,337

Total Materials		14,482,463

Real Estate (6.2%)
Diversified REITs (0.4%)
WP Carey, Inc. (REIT)	20,119	1,255,023

Health Care REITs (0.6%)
Healthcare Realty Trust, Inc. (REIT), Class A	32,422	514,213
Omega Healthcare Investors, Inc. (REIT)	26,381	966,864
Sabra Health Care REIT, Inc. (REIT)	21,694	400,037

		1,881,114

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)	18,785	192,171

Industrial REITs (0.9%)
EastGroup Properties, Inc. (REIT)	4,756	794,823
First Industrial Realty Trust, Inc. (REIT)	12,088	581,795
Rexford Industrial Realty, Inc. (REIT)	21,346	759,277
STAG Industrial, Inc. (REIT)	16,977	615,926

		2,751,821

Office REITs (0.6%)
COPT Defense Properties (REIT)	10,149	279,910
Cousins Properties, Inc. (REIT)	15,269	458,528
Kilroy Realty Corp. (REIT)	9,559	327,969
Vornado Realty Trust (REIT)	15,468	591,496

		1,657,903

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.*	4,388	1,122,363

Residential REITs (0.9%)
American Homes 4 Rent (REIT), Class A	29,178	1,052,451
Equity LifeStyle Properties, Inc. (REIT)	17,578	1,084,035
Independence Realty Trust, Inc. (REIT)	20,747	367,014

		2,503,500

Retail REITs (0.9%)
Agree Realty Corp. (REIT)	9,852	719,787
Brixmor Property Group, Inc. (REIT)	28,399	739,510
Kite Realty Group Trust (REIT)	19,801	448,493
NNN REIT, Inc. (REIT)	17,223	743,689

		2,651,479

Specialized REITs (1.4%)
CubeSmart (REIT)	20,880	887,400
EPR Properties (REIT)	7,123	414,986
Gaming and Leisure Properties, Inc. (REIT)	25,611	1,195,521
Lamar Advertising Co. (REIT), Class A (x)	8,080	980,589
National Storage Affiliates Trust (REIT)	6,547	209,439
PotlatchDeltic Corp. (REIT)	6,486	248,868
Rayonier, Inc. (REIT)	12,419	275,453

		4,212,256

Total Real Estate		18,227,630

Utilities (2.6%)
Electric Utilities (0.9%)
ALLETE, Inc.	5,281	338,354
IDACORP, Inc.	4,974	574,248
OGE Energy Corp.	18,917	839,536
Portland General Electric Co.	9,903	402,359
TXNM Energy, Inc.	8,550	481,536

		2,636,033

Gas Utilities (1.0%)
National Fuel Gas Co.	8,528	722,407
New Jersey Resources Corp.	9,425	422,428
ONE Gas, Inc.	5,371	385,960
Southwest Gas Holdings, Inc.	5,577	414,873
Spire, Inc.	5,404	394,438
UGI Corp.	19,862	723,374

		3,063,480

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.2%)
Ormat Technologies, Inc.	5,316	$445,268

Multi-Utilities (0.2%)
Black Hills Corp.	6,526	366,109
Northwestern Energy Group, Inc.	5,547	284,561

		650,670

Water Utilities (0.3%)
Essential Utilities, Inc.	23,640	877,990

Total Utilities		7,673,441

Total Common Stocks (90.4%) (Cost $178,617,802)		267,334,718

SHORT-TERM INVESTMENTS:
Investment Companies (6.3%)
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	2,371,729	2,371,729
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	16,362,289	16,365,561

Total Investment Companies		18,737,290

Total Short-Term Investments (6.3%) (Cost $18,736,520)		18,737,290

Total Investments in Securities (96.7%) (Cost $197,354,322)		286,072,008
Other Assets Less Liabilities (3.3%)		9,823,773

Net Assets (100%)		$295,895,781

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $4,759,902. This was collateralized by $2,526,842 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/15/25 – 2/15/55 and by cash of $2,371,729 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	8,180	379,294	32,669	(28,951)	7,488	68,398	458,898	4,096	—

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	90	9/2025	USD	28,129,500	629,468
S&P Midcap 400 Micro E-Mini Index	10	9/2025	USD	312,550	4,552

					634,020

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$3,290,039	$—	$—	$3,290,039
Consumer Discretionary	35,653,301	—	—	35,653,301
Consumer Staples	14,346,805	—	—	14,346,805
Energy	9,986,260	—	—	9,986,260
Financials	48,494,563	—	—	48,494,563
Health Care	22,914,221	—	—	22,914,221
Industrials	61,060,428	—	—	61,060,428
Information Technology	31,205,567	—	—	31,205,567
Materials	14,482,463	—	—	14,482,463
Real Estate	18,227,630	—	—	18,227,630
Utilities	7,673,441	—	—	7,673,441
Futures	634,020	—	—	634,020
Short-Term Investments
Investment Companies	18,737,290	—	—	18,737,290

Total Assets	$286,706,028	$—	$—	$286,706,028

Total Liabilities	$—	$—	$—	$—

Total	$286,706,028	$—	$—	$286,706,028

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$634,020	*

Total		$634,020

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(13,694,030)	$(13,694,030)

Total	$(13,694,030)	$(13,694,030)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$2,233,216	$2,233,216

Total	$2,233,216	$2,233,216

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$24,957,000
Average notional value of contracts — short	47,439,000

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$20,666,244
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$23,064,193

During the six months ended June 30, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 15%)*	Net Proceeds of Sales and Redemptions (affiliated 10%)*	Net Realized Gain (Loss)
$ 3,005,755	$2,375,093	$242,428

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$108,353,833
Aggregate gross unrealized depreciation	(17,653,783)

Net unrealized appreciation	$90,700,050

Federal income tax cost of investments in securities and derivative instruments, if applicable	$196,005,978

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $284,922)	$458,898
Unaffiliated Issuers (Cost $197,069,400)	285,613,110
Cash	10,200,000
Cash held as collateral at broker for futures	2,000,060
Dividends, interest and other receivables	354,468
Receivable for Portfolio shares sold	5,975
Securities lending income receivable	1,320
Other assets	3,136

Total assets	298,636,967

LIABILITIES
Payable for return of collateral on securities loaned	2,371,729
Payable for Portfolio shares repurchased	154,021
Investment management fees payable	97,091
Administrative fees payable	28,714
Due to broker for futures variation margin	7,272
Accrued expenses	82,359

Total liabilities	2,741,186

Commitments and contingent liabilities^
NET ASSETS	$295,895,781

Net assets were comprised of:
Paid in capital	$223,744,319
Total distributable earnings (loss)	72,151,462

Net assets	$295,895,781

Class K
Net asset value, offering and redemption price per share, $295,895,781 / 38,017,930 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.78

(x)	Includes value of securities on loan of $4,759,902.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends ($4,096 of dividend income received from affiliates) (net of $1,568 foreign withholding tax)	$2,437,552
Interest	267,479
Securities lending (net)	4,449

Total income	2,709,480

EXPENSES
Investment management fees	641,884
Administrative fees	177,799
Custodian fees	52,891
Professional fees	33,509
Printing and mailing expenses	14,877
Trustees’ fees	4,827
Miscellaneous	8,632

Gross expenses	934,419
Less: Waiver from investment manager	(78,751)

Net expenses	855,668

NET INVESTMENT INCOME (LOSS)	1,853,812

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($7,488 realized gain (loss) from affiliates)	6,249,333
Futures contracts	(13,694,030)

Net realized gain (loss)	(7,444,697)

Change in unrealized appreciation (depreciation) on:
Investments in securities ($68,398 of change in unrealized appreciation (depreciation) from affiliates)	(7,317,181)
Futures contracts	2,233,216

Net change in unrealized appreciation (depreciation)	(5,083,965)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(12,528,662)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,674,850)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,853,812	$3,730,899
Net realized gain (loss)	(7,444,697)	27,584,344
Net change in unrealized appreciation (depreciation)	(5,083,965)	6,710,624

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(10,674,850)	38,025,867

Distributions to shareholders:
Class K	—	(30,880,470)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 3,683,763 and 1,343,570 shares, respectively ]	25,775,158	11,283,965
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,588,994 shares, respectively ]	—	30,880,470
Capital shares repurchased [ (2,556,947) and (5,691,308) shares, respectively ]	(19,831,352)	(48,386,341)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,943,806	(6,221,906)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,731,044)	923,491
NET ASSETS:
Beginning of period	300,626,825	299,703,334

End of period	$295,895,781	$300,626,825

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class K	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.15		$7.96	$7.11	$8.81	$8.12	$7.95

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.10	0.10	0.07	0.05	0.06
Net realized and unrealized gain (loss)	(0.42)		0.98	1.01	(1.48)	1.85	0.96

Total from investment operations	(0.37)		1.08	1.11	(1.41)	1.90	1.02

Less distributions:
Dividends from net investment income	—		(0.11)	(0.11)	(0.08)	(0.06)	(0.06)
Distributions from net realized gains	—		(0.78)	(0.15)	(0.21)	(1.15)	(0.79)

Total dividends and distributions	—		(0.89)	(0.26)	(0.29)	(1.21)	(0.85)

Net asset value, end of period	$7.78		$8.15	$7.96	$7.11	$8.81	$8.12

Total return (b)	(4.54)%		13.21%	15.70%	(16.00)%	23.86%	13.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$295,896		$300,627	$299,703	$285,662	$313,922	$296,877
Ratio of expenses to average net assets:
After waivers (a)(f)	0.60%		0.60%	0.60%	0.60%	0.60%	0.60%
Before waivers (a)(f)	0.66%		0.65%	0.64%	0.64%	0.62%	0.65%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.30%		1.22%	1.30%	0.96%	0.56%	0.88%
Before waivers (a)(f)	1.24%		1.17%	1.26%	0.92%	0.53%	0.84%
Portfolio turnover rate^	8	%(z)	20%	19%	20%	17%	23%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.4%)
Diversified Telecommunication Services (0.4%)
Anterix, Inc.*	2,963	$76,001
AST SpaceMobile, Inc., Class A*	2,262	105,703
ATN International, Inc.	4,146	67,373
Bandwidth, Inc., Class A*	7,340	116,706
Cogent Communications Holdings, Inc.	14,729	710,085
Globalstar, Inc.*	16,215	381,863
IDT Corp., Class B	5,279	360,661
Liberty Latin America Ltd., Class A*	11,021	67,228
Liberty Latin America Ltd., Class C*	41,913	260,699
Lumen Technologies, Inc.*	307,658	1,347,542
Shenandoah Telecommunications Co.	16,978	231,920

		3,725,781

Entertainment (0.5%)
AMC Entertainment Holdings, Inc., Class A (x)*	139,654	432,927
Atlanta Braves Holdings, Inc., Class A*	2,724	134,048
Atlanta Braves Holdings, Inc., Class C*	15,327	716,844
Cinemark Holdings, Inc.	33,883	1,022,589
CuriosityStream, Inc.	7,412	41,730
Eventbrite, Inc., Class A*	35,403	93,110
Gaia, Inc., Class A*	3,563	15,642
Golden Matrix Group, Inc. (x)*	8,475	14,407
IMAX Corp. (x)*	13,712	383,387
Lionsgate Studios Corp.*	60,722	352,795
LiveOne, Inc.*	1,146	865
Madison Square Garden Entertainment Corp., Class A*	13,048	521,529
Marcus Corp. (The)	7,665	129,232
Playstudios, Inc.*	24,139	31,622
Playtika Holding Corp.	12,892	60,979
Reservoir Media, Inc.*	7,941	60,907
Sphere Entertainment Co. (x)*	9,107	380,673
Starz Entertainment Corp.	4,155	66,771
Vivid Seats, Inc., Class A*	25,360	42,858

		4,502,915

Interactive Media & Services (0.6%)
Angi, Inc., Class A*	14,147	215,883
Arena Group Holdings, Inc. (The)*	2,645	16,399
Bumble, Inc., Class A*	26,754	176,309
Cargurus, Inc., Class A*	27,227	911,288
Cars.com, Inc.*	19,143	226,845
EverQuote, Inc., Class A*	8,306	200,839
fuboTV, Inc. (x)*	108,692	419,551
Getty Images Holdings, Inc. (x)*	43,672	72,496
Grindr, Inc.*	10,569	239,916
MediaAlpha, Inc., Class A*	10,287	112,643
Nextdoor Holdings, Inc.*	66,700	110,722
QuinStreet, Inc.*	18,450	297,045
Rumble, Inc.*	25,757	231,298
Shutterstock, Inc.	8,040	152,438
System1, Inc.*	65	359
Teads Holding Co. (x)*	10,844	26,893
Travelzoo*	1,404	17,873
TripAdvisor, Inc.*	37,964	495,430
TrueCar, Inc.*	28,020	53,238
Vimeo, Inc.*	52,753	213,122
VTEX, Class A*	13,160	86,856
Webtoon Entertainment, Inc. (x)*	7,588	68,899
Yelp, Inc., Class A*	20,411	699,485
Ziff Davis, Inc.*	13,839	418,907
ZipRecruiter, Inc., Class A*	21,301	106,718

		5,571,452

Media (0.7%)
Advantage Solutions, Inc. (x)*	39,903	52,672
Altice USA, Inc., Class A*	84,947	181,787
AMC Networks, Inc., Class A*	12,594	78,964
Boston Omaha Corp., Class A (x)*	7,978	112,011
Cable One, Inc. (x)	1,780	241,742
Cardlytics, Inc.*	711	1,170
EchoStar Corp., Class A (x)*	44,318	1,227,609
Emerald Holding, Inc. (x)	10,478	50,818
Entravision Communications Corp., Class A	25,751	59,742
EW Scripps Co. (The), Class A*	14,874	43,730
Gambling.com Group Ltd.*	6,753	80,293
Gannett Co., Inc.*	46,343	165,908
Gray Media, Inc.	28,642	129,748
Ibotta, Inc., Class A*	4,531	165,835
iHeartMedia, Inc., Class A*	25,642	45,130
Integral Ad Science Holding Corp.*	24,542	203,944
John Wiley & Sons, Inc., Class A	13,017	580,949
Magnite, Inc. (x)*	45,812	1,104,985
National CineMedia, Inc.	19,896	96,396
Newsmax, Inc., Class B (x)*	5,455	82,534
Nexxen International Ltd.*	8,168	85,029
PubMatic, Inc., Class A*	9,784	121,713
Scholastic Corp.	7,913	166,015
Sinclair, Inc.	12,079	166,932
Stagwell, Inc., Class A (x)*	34,925	157,162
TechTarget, Inc.*	9,320	72,416
TEGNA, Inc.	53,113	890,174
Thryv Holdings, Inc.*	12,452	151,416
WideOpenWest, Inc.*	17,475	70,948

		6,587,772

Wireless Telecommunication Services (0.2%)
Gogo, Inc.*	19,380	284,498
Spok Holdings, Inc.	6,131	108,396
Telephone and Data Systems, Inc.	32,232	1,146,815

		1,539,709

Total Communication Services		21,927,629

Consumer Discretionary (9.1%)
Automobile Components (1.1%)
Adient plc*	28,526	555,116
American Axle & Manufacturing Holdings, Inc. (x)*	39,997	163,188
Cooper-Standard Holdings, Inc.*	6,035	129,752
Dana, Inc.	43,204	740,949
Dorman Products, Inc.*	8,943	1,097,038
Fox Factory Holding Corp.*	13,856	359,425
Garrett Motion, Inc.	41,462	435,766
Gentherm, Inc.*	10,218	289,067
Goodyear Tire & Rubber Co. (The)*	88,359	916,283
Holley, Inc. (x)*	25,607	51,214
LCI Industries	8,055	734,535

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Luminar Technologies, Inc., Class A (x)*	17,428	$50,018
Modine Manufacturing Co.*	17,062	1,680,607
Motorcar Parts of America, Inc.*	4,151	46,491
Patrick Industries, Inc.	10,643	982,030
Phinia, Inc.	12,781	568,627
Solid Power, Inc. (x)*	33,893	74,226
Standard Motor Products, Inc.	7,375	226,560
Stoneridge, Inc.*	1,014	7,138
Strattec Security Corp.*	714	44,418
Visteon Corp.*	8,980	837,834
XPEL, Inc. (m)*	7,786	279,517

		10,269,799

Automobiles (0.0%)†
Faraday Future Intelligent Electric, Inc., Class A*	19,785	33,239
Livewire Group, Inc. (x)*	19,112	87,915
Winnebago Industries, Inc.	9,126	264,654

		385,808

Broadline Retail (0.1%)
1stdibs.com, Inc.*	527	1,449
Groupon, Inc. (x)*	8,018	268,202
Kohl’s Corp. (x)	35,653	302,338
Savers Value Village, Inc.*	9,677	98,705

		670,694

Distributors (0.0%)†
A-Mark Precious Metals, Inc.	8,118	180,057
GigaCloud Technology, Inc., Class A (x)*	8,740	172,877
Weyco Group, Inc.	1,872	62,076

		415,010

Diversified Consumer Services (1.2%)
Adtalem Global Education, Inc.*	12,063	1,534,775
American Public Education, Inc.*	5,746	175,023
Carriage Services, Inc., Class A	4,504	206,013
Chegg, Inc.*	1,913	2,315
Coursera, Inc.*	45,267	396,539
European Wax Center, Inc., Class A*	14,108	79,428
Frontdoor, Inc.*	24,625	1,451,397
Graham Holdings Co., Class B	1,054	997,263
KinderCare Learning Cos., Inc.*	9,910	100,091
Laureate Education, Inc.*	41,537	971,135
Lincoln Educational Services Corp.*	10,299	237,392
Matthews International Corp., Class A	9,845	235,394
Mister Car Wash, Inc.*	32,629	196,100
Nerdy, Inc. (x)*	19,763	32,214
OneSpaWorld Holdings Ltd.	30,127	614,290
Perdoceo Education Corp.	20,208	660,599
Strategic Education, Inc.	7,700	655,501
Stride, Inc.*	13,925	2,021,771
Udemy, Inc.*	32,122	225,818
Universal Technical Institute, Inc.*	14,885	504,453
Zspace, Inc. (x)*	1,077	3,511

		11,301,022

Hotels, Restaurants & Leisure (2.1%)
Accel Entertainment, Inc., Class A*	18,436	216,992
Bally’s Corp.*	1,560	14,945
Biglari Holdings, Inc., Class B*	161	47,046
BJ’s Restaurants, Inc.*	7,585	338,291
Bloomin’ Brands, Inc.	27,450	236,344
Brinker International, Inc.*	14,443	2,604,506
Cheesecake Factory, Inc. (The) (x)	15,429	966,781
Cracker Barrel Old Country Store, Inc. (x)	7,301	445,945
Dave & Buster’s Entertainment, Inc. (x)*	9,406	282,932
Denny’s Corp.*	12,333	50,565
Dine Brands Global, Inc. (x)	3,502	85,204
El Pollo Loco Holdings, Inc.*	8,167	89,919
Everi Holdings, Inc.*	28,205	401,639
First Watch Restaurant Group, Inc.*	13,187	211,519
Full House Resorts, Inc.*	1,130	4,136
Genius Sports Ltd.*	72,372	752,669
Global Business Travel Group I (x)*	35,158	221,495
Golden Entertainment, Inc.	6,583	193,738
Hilton Grand Vacations, Inc.*	20,633	856,888
Inspired Entertainment, Inc.*	6,729	54,976
International Game Technology plc	37,767	597,096
Jack in the Box, Inc. (x)	6,383	111,447
Krispy Kreme, Inc. (x)	27,709	80,633
Kura Sushi USA, Inc., Class A*	2,363	203,407
Life Time Group Holdings, Inc.*	44,370	1,345,742
Lindblad Expeditions Holdings, Inc.*	12,756	148,863
Marriott Vacations Worldwide Corp.	10,428	754,049
Monarch Casino & Resort, Inc.	3,990	344,896
Nathan’s Famous, Inc.	840	92,887
ONE Group Hospitality, Inc. (The)*	417	1,689
Papa John’s International, Inc. (x)	10,978	537,263
PlayAGS, Inc.*	13,173	164,531
Portillo’s, Inc., Class A (x)*	18,249	212,966
Potbelly Corp.*	6,001	73,512
Pursuit Attractions and Hospitality, Inc.*	7,148	206,077
RCI Hospitality Holdings, Inc.	1,890	72,047
Red Rock Resorts, Inc., Class A	15,495	806,205
Rush Street Interactive, Inc.*	29,019	432,383
Sabre Corp.*	122,618	387,473
Serve Robotics, Inc. (x)*	8,183	93,613
Shake Shack, Inc., Class A*	12,726	1,789,276
Six Flags Entertainment Corp. (x)*	31,527	959,367
Super Group SGHC Ltd.	52,100	571,537
Sweetgreen, Inc., Class A (x)*	34,330	510,830
Target Hospitality Corp.*	16,056	114,319
United Parks & Resorts, Inc. (x)*	9,308	438,872
Xponential Fitness, Inc., Class A*	6,540	48,985

		19,176,495

Household Durables (1.6%)
Bassett Furniture Industries, Inc.	1,514	23,013
Beazer Homes USA, Inc.*	10,097	225,870
Cavco Industries, Inc.*	2,512	1,091,288
Century Communities, Inc.	9,293	523,382
Champion Homes, Inc.*	17,525	1,097,240
Cricut, Inc., Class A	10,853	73,475
Dream Finders Homes, Inc., Class A (x)*	9,840	247,279
Ethan Allen Interiors, Inc.	7,840	218,344
Flexsteel Industries, Inc.	886	31,923
GoPro, Inc., Class A*	987	748

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Green Brick Partners, Inc.*	10,443	$656,656
Hamilton Beach Brands Holding Co., Class A	1,755	31,397
Helen of Troy Ltd.*	7,752	220,002
Hooker Furnishings Corp.	362	3,830
Hovnanian Enterprises, Inc., Class A*	1,137	118,873
Installed Building Products, Inc.	7,601	1,370,612
KB Home	22,812	1,208,352
La-Z-Boy, Inc.	14,332	532,720
Legacy Housing Corp.*	2,265	51,325
Leggett & Platt, Inc.	43,534	388,323
LGI Homes, Inc.*	7,098	365,689
Lovesac Co. (The)*	3,299	60,042
M/I Homes, Inc.*	8,774	983,741
Meritage Homes Corp.	23,164	1,551,293
Purple Innovation, Inc., Class A*	3,345	2,439
Sonos, Inc.*	40,861	441,707
Taylor Morrison Home Corp., Class A*	32,054	1,968,757
Traeger, Inc.*	12,075	20,648
Tri Pointe Homes, Inc.*	30,216	965,401
United Homes Group, Inc.*	397	1,151

		14,475,520

Leisure Products (0.4%)
Acushnet Holdings Corp. (x)	9,118	663,973
American Outdoor Brands, Inc.*	2,154	22,509
Clarus Corp. (x)	8,706	30,210
Escalade, Inc.	2,626	36,712
Funko, Inc., Class A*	14,117	67,197
JAKKS Pacific, Inc.	3,040	63,171
Johnson Outdoors, Inc., Class A	1,968	59,571
Latham Group, Inc.*	17,094	109,060
Malibu Boats, Inc., Class A*	6,560	205,590
Marine Products Corp.	4,530	38,550
MasterCraft Boat Holdings, Inc. (x)*	5,584	103,751
Outdoor Holding Co. (x)*	33,475	42,848
Peloton Interactive, Inc., Class A (x)*	113,139	785,185
Polaris, Inc. (x)	17,446	709,180
Smith & Wesson Brands, Inc.	13,563	117,727
Sturm Ruger & Co., Inc.	5,220	187,398
Topgolf Callaway Brands Corp.*	40,846	328,810

		3,571,442

Specialty Retail (2.1%)
1-800-Flowers.com, Inc., Class A (x)*	8,528	41,958
Abercrombie & Fitch Co., Class A*	15,766	1,306,213
Academy Sports & Outdoors, Inc.	21,416	959,651
Advance Auto Parts, Inc. (x)	19,621	912,180
American Eagle Outfitters, Inc.	55,681	535,651
America’s Car-Mart, Inc.*	2,271	127,267
Arhaus, Inc., Class A*	17,602	152,609
Arko Corp.	30,268	128,034
Asbury Automotive Group, Inc.*	6,420	1,531,427
BARK, Inc.*	38,084	33,495
Barnes & Noble Education, Inc.*	3,413	40,171
Beyond, Inc.*	12,761	87,796
Boot Barn Holdings, Inc.*	10,081	1,532,312
Buckle, Inc. (The)	10,730	486,605
Build-A-Bear Workshop, Inc.	4,110	211,912
Caleres, Inc. (x)	10,610	129,654
Camping World Holdings, Inc., Class A	19,476	334,792
Citi Trends, Inc.*	1,909	63,741
Designer Brands, Inc., Class A (x)	13,262	31,564
Envela Corp.*	988	6,047
EVgo, Inc., Class A*	42,116	153,723
Foot Locker, Inc.*	27,921	684,064
Genesco, Inc.*	2,358	46,429
Group 1 Automotive, Inc.	4,149	1,811,910
GrowGeneration Corp.*	3,443	3,220
Haverty Furniture Cos., Inc.	4,519	91,962
J Jill, Inc. (x)	2,226	32,589
Lands’ End, Inc.*	4,006	42,904
Leslie’s, Inc. (x)*	4,260	1,789
MarineMax, Inc.*	6,720	168,941
Monro, Inc.	9,985	148,876
National Vision Holdings, Inc.*	26,149	601,688
ODP Corp. (The)*	6,383	115,724
OneWater Marine, Inc., Class A*	2,740	36,689
Petco Health & Wellness Co., Inc., Class A (x)*	32,134	90,939
RealReal, Inc. (The) (x)*	31,757	152,116
Revolve Group, Inc., Class A*	14,004	280,780
Sally Beauty Holdings, Inc.*	31,176	288,690
Shoe Carnival, Inc.	6,234	116,638
Signet Jewelers Ltd. (x)	13,700	1,089,835
Sleep Number Corp.*	4,671	31,553
Sonic Automotive, Inc., Class A	4,871	389,339
Stitch Fix, Inc., Class A*	37,477	138,665
ThredUp, Inc., Class A*	28,659	214,656
Tile Shop Holdings, Inc.*	8,974	57,075
Tilly’s, Inc., Class A (x)*	687	948
Torrid Holdings, Inc.*	9,797	28,901
Upbound Group, Inc.	17,860	448,286
Urban Outfitters, Inc.*	20,712	1,502,448
Victoria’s Secret & Co.*	21,501	398,199
Warby Parker, Inc., Class A*	31,225	684,764
Winmark Corp.	980	370,058
Zumiez, Inc.*	3,798	50,361

		18,927,838

Textiles, Apparel & Luxury Goods (0.5%)
Capri Holdings Ltd.*	37,963	671,945
Carter’s, Inc.	11,631	350,442
Ermenegildo Zegna NV (x)	19,989	170,906
Figs, Inc., Class A*	35,510	200,276
G-III Apparel Group Ltd.*	12,264	274,714
Hanesbrands, Inc.*	114,515	524,479
Kontoor Brands, Inc.	17,852	1,177,696
Lakeland Industries, Inc.	2,010	27,356
Movado Group, Inc.	5,776	88,084
Oxford Industries, Inc. (x)	4,899	197,185
Rocky Brands, Inc.	2,079	46,133
Steven Madden Ltd.	20,877	500,630
Superior Group of Cos., Inc.	4,753	48,956
Vera Bradley, Inc. (x)*	328	725
Wolverine World Wide, Inc.	26,585	480,657

		4,760,184

Total Consumer Discretionary		83,953,812

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (2.0%)
Beverages (0.1%)
MGP Ingredients, Inc.	4,669	$139,930
National Beverage Corp.*	7,787	336,710
Vita Coco Co., Inc. (The)*	12,661	457,062
Zevia PBC, Class A*	14,036	45,196

		978,898

Consumer Staples Distribution & Retail (0.5%)
Andersons, Inc. (The)	10,669	392,086
Chefs’ Warehouse, Inc. (The)*	11,896	759,084
Grocery Outlet Holding Corp.*	30,911	383,915
Guardian Pharmacy Services, Inc., Class A*	3,516	74,926
HF Foods Group, Inc.*	11,584	36,837
Ingles Markets, Inc., Class A	4,757	301,499
Natural Grocers by Vitamin Cottage, Inc.	4,277	167,872
PriceSmart, Inc.	8,430	885,487
SpartanNash Co.	12,063	319,549
Sprouts Farmers Market, Inc.*	332	54,660
United Natural Foods, Inc.*	18,871	439,883
Village Super Market, Inc., Class A	2,765	106,452
Weis Markets, Inc.	5,436	394,056

		4,316,306

Food Products (0.8%)
Alico, Inc.	1,764	57,648
B&G Foods, Inc. (x)	25,623	108,385
Beyond Meat, Inc. (x)*	23,482	81,952
BRC, Inc., Class A (x)*	21,888	28,673
Calavo Growers, Inc.	4,357	115,853
Cal-Maine Foods, Inc.	14,883	1,482,793
Dole plc	23,809	333,088
Forafric Global plc (x)*	1,534	11,965
Fresh Del Monte Produce, Inc.	11,025	357,430
Hain Celestial Group, Inc. (The)*	29,228	44,427
J & J Snack Foods Corp.	5,027	570,112
John B Sanfilippo & Son, Inc.	2,705	171,064
Lancaster Colony Corp.	6,556	1,132,680
Lifeway Foods, Inc.*	3,112	76,711
Limoneira Co.	4,943	77,358
Mama’s Creations, Inc.*	7,445	61,793
Mission Produce, Inc.*	15,693	183,922
Seneca Foods Corp., Class A*	1,421	144,132
Simply Good Foods Co. (The)*	30,585	966,180
SunOpta, Inc.*	31,306	181,575
Tootsie Roll Industries, Inc.	5,337	178,523
TreeHouse Foods, Inc.*	16,607	322,508
Utz Brands, Inc.	22,971	288,286
Vital Farms, Inc.*	11,273	434,236
Westrock Coffee Co. (x)*	14,492	83,039
WK Kellogg Co. (x)	21,258	338,853

		7,833,186

Household Products (0.3%)
Central Garden & Pet Co.*	3,041	106,982
Central Garden & Pet Co., Class A*	16,847	527,143
Energizer Holdings, Inc.	20,067	404,551
Oil-Dri Corp. of America	3,270	192,897
Spectrum Brands Holdings, Inc.	8,343	442,179
WD-40 Co.	4,484	1,022,755

		2,696,507

Personal Care Products (0.2%)
Beauty Health Co. (The)*	44,077	84,187
Edgewell Personal Care Co.	15,308	358,360
FitLife Brands, Inc.*	631	8,216
Herbalife Ltd. (x)*	33,037	284,779
Honest Co., Inc. (The)*	29,527	150,292
Interparfums, Inc.	5,955	781,951
Lifevantage Corp.	2,838	37,121
Medifast, Inc.*	2,503	35,167
Nature’s Sunshine Products, Inc.*	5,144	76,080
Nu Skin Enterprises, Inc., Class A	16,897	135,007
Olaplex Holdings, Inc.*	47,079	65,911
USANA Health Sciences, Inc.*	3,745	114,335
Waldencast plc, Class A (x)*	13,718	33,609

		2,165,015

Tobacco (0.1%)
Ispire Technology, Inc.*	9,255	23,693
Turning Point Brands, Inc.	5,545	420,145
Universal Corp.	7,884	459,164

		903,002

Total Consumer Staples		18,892,914

Energy (4.4%)
Energy Equipment & Services (1.6%)
Archrock, Inc.	54,318	1,348,716
Aris Water Solutions, Inc., Class A	9,808	231,959
Atlas Energy Solutions, Inc. (x)	24,934	333,368
Borr Drilling Ltd.	75,117	137,464
Bristow Group, Inc., Class A*	9,310	306,951
Cactus, Inc., Class A	22,601	988,116
ChampionX Corp.	62,119	1,543,036
Core Laboratories, Inc. (x)	16,123	185,737
DMC Global, Inc.*	5,431	43,774
Energy Services of America Corp.	2,397	23,826
Expro Group Holdings NV*	32,823	281,949
Flowco Holdings, Inc., Class A	6,414	114,233
Forum Energy Technologies, Inc.*	3,278	63,823
Geospace Technologies Corp. (x)*	734	10,467
Helix Energy Solutions Group, Inc.*	48,395	301,985
Helmerich & Payne, Inc.	32,056	485,969
Innovex International, Inc.*	11,458	178,974
Kodiak Gas Services, Inc.	17,638	604,454
Liberty Energy, Inc., Class A	52,703	605,030
Mammoth Energy Services, Inc.*	6,257	17,520
Nabors Industries Ltd. (x)*	4,127	115,638
National Energy Services Reunited Corp.*	12,617	75,954
Natural Gas Services Group, Inc.*	3,942	101,743
Noble Corp. plc	41,325	1,097,179
Oceaneering International, Inc.*	31,772	658,316
Oil States International, Inc.*	13,871	74,348
Patterson-UTI Energy, Inc.	117,770	698,376
ProFrac Holding Corp., Class A (x)*	9,639	74,799
ProPetro Holding Corp.*	19,533	116,612
Ranger Energy Services, Inc., Class A	5,719	68,285
RPC, Inc.	31,051	146,871
SEACOR Marine Holdings, Inc.*	8,110	41,361

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Seadrill Ltd.*	20,975	$550,594
Select Water Solutions, Inc., Class A	30,067	259,779
Solaris Energy Infrastructure, Inc., Class A (x)	11,909	336,906
TETRA Technologies, Inc.*	43,655	146,681
Tidewater, Inc.*	16,742	772,308
Transocean Ltd.*	247,469	640,945
Valaris Ltd. (x)*	21,270	895,680

		14,679,726

Oil, Gas & Consumable Fuels (2.8%)
Aemetis, Inc. (x)*	356	883
Ardmore Shipping Corp.	12,022	115,411
Berry Corp.	18,541	51,359
BKV Corp.*	6,196	149,447
California Resources Corp.	21,558	984,554
Calumet, Inc.*	20,926	329,689
Centrus Energy Corp., Class A (x)*	4,853	888,972
Clean Energy Fuels Corp.*	57,500	112,125
CNX Resources Corp.*	46,614	1,569,959
Comstock Resources, Inc.*	24,261	671,302
Core Natural Resources, Inc.	17,234	1,201,899
Crescent Energy Co., Class A	56,099	482,451
CVR Energy, Inc.	10,736	288,262
Delek US Holdings, Inc.	19,841	420,232
DHT Holdings, Inc.	43,497	470,203
Diversified Energy Co. plc (m)	17,552	257,488
Dorian LPG Ltd.	12,275	299,264
Empire Petroleum Corp. (x)*	3,717	19,626
Encore Energy Corp. (x)*	59,146	169,158
Energy Fuels, Inc. (x)*	66,500	382,375
Epsilon Energy Ltd.	3,897	28,760
Evolution Petroleum Corp. (x)	9,400	44,180
Excelerate Energy, Inc., Class A	7,600	222,832
FLEX LNG Ltd. (x)	10,596	232,900
FutureFuel Corp.	10,021	38,881
Gevo, Inc. (x)*	52,560	69,379
Golar LNG Ltd. (x)	32,928	1,356,304
Granite Ridge Resources, Inc.	17,391	110,781
Green Plains, Inc.*	23,479	141,578
Gulfport Energy Corp.*	4,872	980,100
Hallador Energy Co.*	7,233	114,498
HighPeak Energy, Inc. (x)	7,522	73,716
Infinity Natural Resources, Inc., Class A*	3,317	60,734
International Seaways, Inc.	13,154	479,858
Kinetik Holdings, Inc., Class A	14,170	624,188
Kolibri Global Energy, Inc.*	7,895	54,081
Kosmos Energy Ltd.*	153,808	264,550
Lightbridge Corp.*	3,349	44,776
Magnolia Oil & Gas Corp., Class A	60,366	1,357,028
Murphy Oil Corp.	44,983	1,012,117
NACCO Industries, Inc., Class A	1,173	51,976
Navigator Holdings Ltd.	10,532	149,028
New Fortress Energy, Inc. (x)*	59,912	198,908
NextDecade Corp.*	42,900	382,239
NextNRG, Inc.*	3,767	10,435
Nordic American Tankers Ltd.	66,059	173,735
Northern Oil & Gas, Inc. (x)	31,798	901,473
OPAL Fuels, Inc., Class A*	4,345	10,515
Par Pacific Holdings, Inc.*	18,120	480,724
PBF Energy, Inc., Class A	27,430	594,408
Peabody Energy Corp.	41,638	558,782
Prairie Operating Co. (x)*	4,751	14,229
PrimeEnergy Resources Corp.*	177	25,909
REX American Resources Corp.*	5,233	254,899
Riley Exploration Permian, Inc.	4,657	122,153
Sable Offshore Corp. (x)*	22,382	491,956
SandRidge Energy, Inc.	12,454	134,752
Scorpio Tankers, Inc.	14,705	575,407
SFL Corp. Ltd.	40,097	334,008
Sitio Royalties Corp., Class A	26,460	486,335
SM Energy Co.	38,429	949,581
Summit Midstream Corp.*	2,205	54,089
Talos Energy, Inc.*	43,575	369,516
Teekay Corp. Ltd.	17,556	144,837
Teekay Tankers Ltd., Class A	8,183	341,395
Uranium Energy Corp. (x)*	139,152	946,234
Ur-Energy, Inc.*	4,636	4,868
VAALCO Energy, Inc. (x)	37,328	134,754
Verde Clean Fuels, Inc. (x)*	1,072	3,688
Vital Energy, Inc.*	6,973	112,196
Vitesse Energy, Inc. (x)	9,399	207,624
W&T Offshore, Inc. (x)	52,766	87,064
World Kinect Corp. (x)	19,517	553,307

		26,036,924

Total Energy		40,716,650

Financials (17.5%)
Banks (9.5%)
1st Source Corp.	6,042	375,027
ACNB Corp.	3,160	135,374
Amalgamated Financial Corp.	7,658	238,930
Amerant Bancorp, Inc., Class A	12,151	221,513
Ameris Bancorp	21,365	1,382,315
Ames National Corp.	2,444	43,528
Arrow Financial Corp.	5,281	139,524
Associated Banc-Corp.	54,262	1,323,450
Atlantic Union Bankshares Corp.	46,634	1,458,712
Axos Financial, Inc.*	17,111	1,301,120
Banc of California, Inc.	47,033	660,814
BancFirst Corp.	6,955	859,777
Bancorp, Inc. (The)*	15,364	875,287
Bank First Corp.	3,235	380,598
Bank of Hawaii Corp.	13,124	886,264
Bank of Marin Bancorp	5,888	134,482
Bank of NT Butterfield & Son Ltd. (The)	14,793	655,034
Bank7 Corp.	1,704	71,278
BankFinancial Corp.	2,033	23,522
BankUnited, Inc.	25,124	894,163
Bankwell Financial Group, Inc.	1,924	69,322
Banner Corp.	11,671	748,695
Bar Harbor Bankshares	4,703	140,902
BayCom Corp.	3,139	86,982
BCB Bancorp, Inc.	5,457	45,948
Berkshire Hills Bancorp, Inc.	14,098	353,014
Blue Foundry Bancorp*	6,313	60,415
Blue Ridge Bankshares, Inc.*	16,340	58,661
Bridgewater Bancshares, Inc.*	7,434	118,275
Brookline Bancorp, Inc.	30,221	318,832
Burke & Herbert Financial Services Corp.	4,248	253,733

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Business First Bancshares, Inc.	9,067	$223,502
BV Financial, Inc.*	2,274	34,633
Byline Bancorp, Inc.	11,191	299,135
C&F Financial Corp.	790	48,767
Cadence Bank	59,436	1,900,763
California Bancorp*	7,980	125,765
Camden National Corp.	5,364	217,671
Capital Bancorp, Inc.	3,838	128,880
Capital City Bank Group, Inc.	4,512	177,547
Capitol Federal Financial, Inc.	41,439	252,778
Carter Bankshares, Inc.*	8,117	140,749
Cathay General Bancorp	22,174	1,009,582
CB Financial Services, Inc.	1,109	31,607
Central Pacific Financial Corp.	8,787	246,300
CF Bankshares, Inc.	859	20,590
Chain Bridge Bancorp, Inc., Class A*	622	16,029
Chemung Financial Corp.	1,183	57,340
ChoiceOne Financial Services, Inc.	4,608	132,250
Citizens & Northern Corp.	4,716	89,321
Citizens Community Bancorp, Inc.	2,061	28,442
Citizens Financial Services, Inc.	1,277	74,985
City Holding Co.	5,012	613,569
Civista Bancshares, Inc.	4,629	107,393
CNB Financial Corp.	6,266	143,241
Coastal Financial Corp.*	4,153	402,301
Colony Bankcorp, Inc.	5,129	84,475
Columbia Financial, Inc.*	8,602	124,815
Community Financial System, Inc.	17,518	996,249
Community Trust Bancorp, Inc.	4,792	253,593
Community West Bancshares	5,683	110,875
ConnectOne Bancorp, Inc.	14,719	340,892
Customers Bancorp, Inc.*	9,713	570,542
CVB Financial Corp.	43,503	860,924
Dime Community Bancshares, Inc.	13,074	352,214
Eagle Bancorp Montana, Inc.	1,990	33,173
Eagle Bancorp, Inc.	10,453	203,624
Eagle Financial Services, Inc.	1,131	34,631
Eastern Bankshares, Inc.	65,883	1,006,033
ECB Bancorp, Inc.*	1,593	24,596
Enterprise Bancorp, Inc.	3,147	124,747
Enterprise Financial Services Corp.	12,377	681,973
Equity Bancshares, Inc., Class A	5,346	218,117
Esquire Financial Holdings, Inc.	2,086	197,461
ESSA Bancorp, Inc.	2,197	42,622
Farmers & Merchants Bancorp, Inc.	4,039	102,106
Farmers National Banc Corp.	11,427	157,578
FB Bancorp, Inc.*	4,897	55,091
FB Financial Corp.	12,197	552,524
Fidelity D&D Bancorp, Inc.	1,479	68,034
Financial Institutions, Inc.	6,336	162,708
Finward Bancorp	709	19,583
Finwise Bancorp*	1,901	28,534
First Bancorp (Nasdaq Stock Exchange)	13,433	592,261
First Bancorp (New York Stock Exchange)	55,398	1,153,940
First Bancorp, Inc. (The)	3,146	79,940
First Bank	7,359	113,844
First Busey Corp.	27,733	634,670
First Business Financial Services, Inc.	2,483	125,789
First Capital, Inc.	737	30,431
First Commonwealth Financial Corp.	34,785	564,561
First Community Bankshares, Inc.	5,101	199,806
First Community Corp.	1,761	42,933
First Financial Bancorp	31,170	756,184
First Financial Bankshares, Inc.	43,392	1,561,244
First Financial Corp.	3,327	180,290
First Financial Northwest, Inc. (r)*	250	265
First Foundation, Inc.*	22,947	117,030
First Internet Bancorp	2,400	64,560
First Interstate BancSystem, Inc., Class A	29,118	839,181
First Merchants Corp.	18,973	726,666
First Mid Bancshares, Inc.	7,421	278,213
First National Corp.	1,858	36,175
First Savings Financial Group, Inc.	1,363	34,130
First United Corp.	1,507	46,732
First Western Financial, Inc.*	2,791	62,965
Firstsun Capital Bancorp*	3,681	127,915
Five Star Bancorp	5,158	147,209
Flagstar Financial, Inc.	99,384	1,053,470
Flushing Financial Corp.	11,616	137,998
Franklin Financial Services Corp.	1,069	37,014
FS Bancorp, Inc.	1,991	78,406
Fulton Financial Corp.	60,695	1,094,938
FVCBankcorp, Inc.*	5,163	60,923
GBank Financial Holdings, Inc.*	3,176	112,462
German American Bancorp, Inc.	11,734	451,876
Glacier Bancorp, Inc.	37,229	1,603,825
Great Southern Bancorp, Inc.	2,554	150,124
Greene County Bancorp, Inc.	3,664	81,414
Guaranty Bancshares, Inc.	2,884	122,397
Hancock Whitney Corp.	28,291	1,623,903
Hanmi Financial Corp.	8,900	219,652
Hanover Bancorp, Inc.	1,079	24,698
HarborOne Bancorp, Inc.	12,258	143,173
Hawthorn Bancshares, Inc.	1,304	37,999
HBT Financial, Inc.	4,275	107,773
Heritage Commerce Corp.	19,850	197,110
Heritage Financial Corp.	12,146	289,561
Hilltop Holdings, Inc.	15,859	481,321
Hingham Institution For Savings (The) (x)	625	155,219
Home Bancorp, Inc.	2,312	119,715
Home BancShares, Inc.	61,412	1,747,786
HomeStreet, Inc.*	7,002	91,516
HomeTrust Bancshares, Inc.	4,554	170,365
Hope Bancorp, Inc.	40,751	437,258
Horizon Bancorp, Inc.	13,930	214,243
Independent Bank Corp.	6,698	217,082
Independent Bank Corp./MA	13,703	861,713
International Bancshares Corp.	17,965	1,195,750
Investar Holding Corp.	2,448	47,295
John Marshall Bancorp, Inc.	3,314	61,408
Kearny Financial Corp.	18,355	118,573
Lakeland Financial Corp.	8,230	505,734
Landmark Bancorp, Inc.	1,079	28,529
LCNB Corp.	3,963	57,582
LINKBANCORP, Inc.	6,260	45,761
Live Oak Bancshares, Inc.	11,350	338,230
MainStreet Bancshares, Inc.	1,709	32,300
Mercantile Bank Corp.	5,357	248,618

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Meridian Corp.	2,343	$30,201
Metrocity Bankshares, Inc.	6,365	181,912
Metropolitan Bank Holding Corp.*	3,123	218,610
Mid Penn Bancorp, Inc.	5,888	166,042
Middlefield Banc Corp.	1,974	59,437
Midland States Bancorp, Inc.	8,137	140,933
MidWestOne Financial Group, Inc.	6,523	187,667
MVB Financial Corp.	3,798	85,569
National Bank Holdings Corp., Class A	12,748	479,452
National Bankshares, Inc.	1,935	52,632
NB Bancorp, Inc.*	12,327	220,160
NBT Bancorp, Inc.	16,660	692,223
Nicolet Bankshares, Inc.	4,413	544,917
Northeast Bank	2,388	212,508
Northeast Community Bancorp, Inc.	3,711	86,262
Northfield Bancorp, Inc.	12,474	143,202
Northpointe Bancshares, Inc.	3,127	42,871
Northrim Bancorp, Inc.	1,824	170,106
Northwest Bancshares, Inc.	43,219	552,339
Norwood Financial Corp.	2,264	58,366
Oak Valley Bancorp	2,212	60,255
OceanFirst Financial Corp.	19,115	336,615
OFG Bancorp	15,459	661,645
Ohio Valley Banc Corp.	729	23,496
Old National Bancorp	104,608	2,232,335
Old Point Financial Corp.	1,152	45,216
Old Second Bancorp, Inc.	13,356	236,935
OP Bancorp	3,217	41,789
Orange County Bancorp, Inc.	3,519	90,931
Origin Bancorp, Inc.	9,607	343,354
Orrstown Financial Services, Inc.	6,214	197,792
Pacific Premier Bancorp, Inc.	32,189	678,866
Park National Corp.	4,984	833,624
Parke Bancorp, Inc.	3,552	72,354
Pathward Financial, Inc.	7,702	609,382
Patriot National Bancorp, Inc.*	22,375	34,010
PCB Bancorp	3,293	69,087
Peapack-Gladstone Financial Corp.	5,275	149,019
Penns Woods Bancorp, Inc.	1,865	56,621
Peoples Bancorp of North Carolina, Inc.	1,108	31,966
Peoples Bancorp, Inc.	11,004	336,062
Peoples Financial Services Corp.	2,786	137,545
Pioneer Bancorp, Inc.*	4,523	54,412
Plumas Bancorp	1,589	70,647
Ponce Financial Group, Inc.*	5,850	80,964
Preferred Bank	3,583	310,091
Primis Financial Corp.	7,369	79,954
Princeton Bancorp, Inc.	1,602	48,925
Provident Bancorp, Inc.*	7,569	94,537
Provident Financial Services, Inc.	42,265	740,905
QCR Holdings, Inc.	5,705	387,370
RBB Bancorp	5,497	94,603
Red River Bancshares, Inc.	1,651	96,914
Renasant Corp.	31,235	1,122,274
Republic Bancorp, Inc., Class A	2,431	177,730
Rhinebeck Bancorp, Inc.*	876	10,275
Richmond Mutual Bancorp, Inc.	2,292	31,630
Riverview Bancorp, Inc.	5,497	30,234
S&T Bancorp, Inc.	13,055	493,740
SB Financial Group, Inc.	1,504	28,726
Seacoast Banking Corp. of Florida	27,370	755,959
ServisFirst Bancshares, Inc.	16,985	1,316,507
Shore Bancshares, Inc.	9,456	148,648
Sierra Bancorp	4,125	122,471
Simmons First National Corp., Class A	40,800	773,568
SmartFinancial, Inc.	4,788	161,739
Sound Financial Bancorp, Inc.	457	21,022
South Plains Financial, Inc.	3,686	132,843
Southern First Bancshares, Inc.*	2,119	80,586
Southern Missouri Bancorp, Inc.	2,827	154,863
Southern States Bancshares, Inc.	1,942	70,631
Southside Bancshares, Inc.	9,989	293,976
SR Bancorp, Inc.	2,337	31,550
Stellar Bancorp, Inc.	16,492	461,446
Sterling Bancorp, Inc. (r)(x)*	6,057	—
Stock Yards Bancorp, Inc. (x)	8,435	666,196
Texas Capital Bancshares, Inc.*	15,449	1,226,651
Third Coast Bancshares, Inc.*	4,179	136,528
Timberland Bancorp, Inc.	2,073	64,678
Tompkins Financial Corp.	4,385	275,071
Towne Bank	22,917	783,303
TriCo Bancshares	10,360	419,476
Triumph Financial, Inc.*	7,736	426,331
TrustCo Bank Corp.	5,955	199,016
Trustmark Corp.	19,168	698,865
UMB Financial Corp.	23,825	2,505,437
Union Bankshares, Inc.	812	21,615
United Bankshares, Inc.	45,895	1,671,955
United Community Banks, Inc.	40,172	1,196,724
United Security Bancshares	2,408	20,829
Unity Bancorp, Inc.	2,517	118,500
Univest Financial Corp.	9,434	283,397
USCB Financial Holdings, Inc.	4,044	66,888
Valley National Bancorp	157,164	1,403,475
Veritex Holdings, Inc.	17,698	461,918
Virginia National Bankshares Corp.	1,328	49,136
WaFd, Inc.	26,033	762,246
Washington Trust Bancorp, Inc.	6,091	172,253
WesBanco, Inc.	31,018	981,099
West Bancorp, Inc.	4,871	95,618
Westamerica Bancorp	8,750	423,850
Western New England Bancorp, Inc.	4,711	43,483
WSFS Financial Corp.	19,547	1,075,085

		87,901,664

Capital Markets (1.6%)
Acadian Asset Management, Inc.	9,976	351,554
AlTi Global, Inc. (x)*	17,753	73,675
Artisan Partners Asset Management, Inc., Class A	20,664	916,035
Bakkt Holdings, Inc., Class A*	874	12,192
BGC Group, Inc., Class A	116,138	1,188,092
Cohen & Steers, Inc.	9,272	698,645
Diamond Hill Investment Group, Inc.	710	103,170
DigitalBridge Group, Inc.	54,724	566,393
Donnelley Financial Solutions, Inc.*	8,837	544,801
Forge Global Holdings, Inc. (x)*	3,660	69,686
GCM Grosvenor, Inc., Class A	14,612	168,915
Hamilton Lane, Inc., Class A	372	52,869
Marex Group plc	10,434	411,830
MarketWise, Inc.	430	8,510

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Moelis & Co., Class A	22,922	$1,428,499
Open Lending Corp.*	29,434	57,102
P10, Inc., Class A	14,704	150,275
Patria Investments Ltd., Class A	20,027	281,580
Perella Weinberg Partners, Class A	18,964	368,281
Piper Sandler Cos.	5,703	1,585,092
PJT Partners, Inc., Class A	7,413	1,223,219
Siebert Financial Corp.*	3,146	13,905
Silvercrest Asset Management Group, Inc., Class A	2,817	44,678
StepStone Group, Inc., Class A	20,858	1,157,619
StoneX Group, Inc.*	14,656	1,335,748
Value Line, Inc.	933	36,527
Victory Capital Holdings, Inc., Class A	14,561	927,099
Virtus Investment Partners, Inc.	2,292	415,769
Westwood Holdings Group, Inc.	1,172	18,283
WisdomTree, Inc. (x)	41,108	473,153

		14,683,196

Consumer Finance (1.0%)
Atlanticus Holdings Corp.*	2,162	118,369
Bread Financial Holdings, Inc.	13,368	763,580
Consumer Portfolio Services, Inc.*	3,714	36,509
Dave, Inc.*	3,016	809,525
Encore Capital Group, Inc.*	7,840	303,486
Enova International, Inc.*	8,346	930,746
FirstCash Holdings, Inc.	12,961	1,751,549
Green Dot Corp., Class A*	17,591	189,631
LendingClub Corp.*	38,620	464,599
LendingTree, Inc.*	3,501	129,782
Medallion Financial Corp.	4,310	41,074
Navient Corp.	23,050	325,005
Nelnet, Inc., Class A	4,422	535,593
NerdWallet, Inc., Class A*	9,919	108,811
Oportun Financial Corp.*	7,755	55,526
OppFi, Inc.	5,670	79,323
PRA Group, Inc.*	13,237	195,246
PROG Holdings, Inc.	13,242	388,653
Regional Management Corp.	3,249	94,903
Upstart Holdings, Inc.*	27,504	1,778,959
Vroom, Inc.*	170	4,847
World Acceptance Corp.*	1,110	183,283

		9,288,999

Financial Services (2.4%)
Acacia Research Corp.*	13,529	48,434
Alerus Financial Corp.	5,746	124,343
AvidXchange Holdings, Inc.*	56,823	556,297
Banco Latinoamericano de Comercio Exterior SA, Class E	9,753	393,046
Better Home & Finance Holding Co.*	1,063	13,171
Burford Capital Ltd.	61,757	880,655
Cannae Holdings, Inc.	18,054	376,426
Cantaloupe, Inc.*	17,904	196,765
Cass Information Systems, Inc.	4,270	185,531
Compass Diversified Holdings	23,133	145,275
Enact Holdings, Inc.	9,549	354,745
Essent Group Ltd.	32,923	1,999,414
Evertec, Inc.	20,866	752,219
Federal Agricultural Mortgage Corp., Class C	3,035	589,640
Finance of America Cos., Inc., Class A*	1,048	24,439
Flywire Corp.*	39,713	464,642
HA Sustainable Infrastructure Capital, Inc. (x)	39,985	1,073,997
International Money Express, Inc.*	6,944	70,065
Jackson Financial, Inc., Class A	23,829	2,115,777
loanDepot, Inc., Class A*	18,129	23,024
Marqeta, Inc., Class A*	126,079	735,041
Merchants Bancorp	8,110	268,198
Mr Cooper Group, Inc.*	631	94,151
NCR Atleos Corp.*	24,478	698,357
NewtekOne, Inc.	7,182	81,013
NMI Holdings, Inc., Class A*	26,088	1,100,653
Onity Group, Inc.*	1,611	61,492
Pagseguro Digital Ltd., Class A	60,010	578,496
Payoneer Global, Inc.*	90,023	616,658
Paysafe Ltd. (x)*	10,356	130,693
Paysign, Inc.*	14,452	104,054
PennyMac Financial Services, Inc.	9,352	931,833
Priority Technology Holdings, Inc.*	12,186	94,807
Radian Group, Inc.	47,084	1,695,966
Remitly Global, Inc.*	50,618	950,100
Repay Holdings Corp., Class A (x)*	27,019	130,232
Security National Financial Corp., Class A*	2,959	29,146
Sezzle, Inc. (x)*	4,753	851,975
StoneCo Ltd., Class A*	79,414	1,273,801
SWK Holdings Corp.	1,367	20,150
Triller Group, Inc.*	18,858	17,547
Velocity Financial, Inc.*	5,217	96,723
Walker & Dunlop, Inc.	10,954	772,038
Waterstone Financial, Inc.	5,208	71,922

		21,792,951

Insurance (2.1%)
Ambac Financial Group, Inc.*	11,443	81,245
American Coastal Insurance Corp.	8,592	95,543
AMERISAFE, Inc.	5,863	256,389
Baldwin Insurance Group, Inc. (The), Class A*	23,121	989,810
Bowhead Specialty Holdings, Inc.*	5,191	194,818
Citizens, Inc., Class A*	10,151	35,427
CNO Financial Group, Inc.	32,707	1,261,836
Crawford & Co., Class A	5,644	59,714
Donegal Group, Inc., Class A	6,495	130,062
eHealth, Inc.*	6,587	28,653
Employers Holdings, Inc.	8,426	397,539
Enstar Group Ltd.*	3,987	1,341,067
F&G Annuities & Life, Inc.	7,029	224,787
Fidelis Insurance Holdings Ltd.	19,602	325,001
Genworth Financial, Inc., Class A*	132,429	1,030,298
GoHealth, Inc., Class A*	979	5,433
Goosehead Insurance, Inc., Class A	7,747	817,386
Greenlight Capital Re Ltd., Class A*	8,211	117,992
Hamilton Insurance Group Ltd., Class B*	14,570	315,003
HCI Group, Inc.	2,703	411,397
Heritage Insurance Holdings, Inc.*	8,186	204,159
Hippo Holdings, Inc.*	6,001	167,608
Horace Mann Educators Corp.	13,568	583,017
Investors Title Co.	581	122,765
James River Group Holdings Ltd.	11,975	70,174
Kestrel Group Ltd.	616	16,336

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Kingstone Cos., Inc.*	1,964	$30,265
Kingsway Financial Services, Inc. (x)*	6,725	91,057
Lemonade, Inc. (x)*	18,232	798,744
MBIA, Inc.*	14,977	65,000
Mercury General Corp.	8,541	575,151
NI Holdings, Inc.*	3,666	46,705
Oscar Health, Inc., Class A (x)*	59,952	1,285,371
Palomar Holdings, Inc.*	8,621	1,329,789
ProAssurance Corp.*	16,894	385,690
Root, Inc., Class A*	3,327	425,756
Safety Insurance Group, Inc.	4,958	393,616
Selective Insurance Group, Inc.	19,881	1,722,689
Selectquote, Inc.*	44,554	106,039
SiriusPoint Ltd.*	27,113	552,834
Skyward Specialty Insurance Group, Inc.*	12,223	706,367
Stewart Information Services Corp.	9,144	595,274
Tiptree, Inc., Class A	7,984	188,263
Trupanion, Inc.*	11,942	660,990
United Fire Group, Inc.	6,874	197,284
Universal Insurance Holdings, Inc.	8,293	229,965

		19,670,308

Mortgage Real Estate Investment Trusts (REITs) (0.9%)
ACRES Commercial Realty Corp. (REIT)*	1,401	25,134
Advanced Flower Capital, Inc. (REIT) (x)	5,774	25,868
AG Mortgage Investment Trust, Inc. (REIT)	9,124	68,886
Angel Oak Mortgage REIT, Inc. (REIT)	4,892	46,083
Apollo Commercial Real Estate Finance, Inc. (REIT)	47,518	459,974
Arbor Realty Trust, Inc. (REIT) (x)	60,935	652,004
Ares Commercial Real Estate Corp. (REIT) (x)	20,267	96,674
ARMOUR Residential REIT, Inc. (REIT) (x)	26,985	453,618
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	52,838	1,017,132
BrightSpire Capital, Inc. (REIT), Class A	44,589	225,174
Chicago Atlantic Real Estate Finance, Inc. (REIT)	5,859	81,792
Chimera Investment Corp. (REIT)	26,084	361,785
Claros Mortgage Trust, Inc. (REIT)	33,694	96,028
Dynex Capital, Inc. (REIT) (x)	34,486	421,419
Ellington Financial, Inc. (REIT) (x)	29,889	388,258
Franklin BSP Realty Trust, Inc. (REIT)	25,437	271,922
Invesco Mortgage Capital, Inc. (REIT) (x)	21,792	170,849
KKR Real Estate Finance Trust, Inc. (REIT)	20,012	175,505
Ladder Capital Corp. (REIT)	36,204	389,193
Lument Finance Trust, Inc. (REIT)	7,470	16,509
MFA Financial, Inc. (REIT)	32,554	307,961
New York Mortgage Trust, Inc. (REIT)	25,712	172,270
Nexpoint Real Estate Finance, Inc. (REIT)	4,085	56,332
Orchid Island Capital, Inc. (REIT) (x)	31,616	221,628
PennyMac Mortgage Investment Trust (REIT) (x)	28,585	367,603
Ready Capital Corp. (REIT) (x)	56,949	248,867
Redwood Trust, Inc. (REIT)	43,489	257,020
Rithm Property Trust, Inc. (REIT)	8,353	22,553
Seven Hills Realty Trust (REIT)	3,398	41,014
Sunrise Realty Trust, Inc. (REIT)	3,468	36,761
TPG RE Finance Trust, Inc. (REIT)	22,395	172,889
Two Harbors Investment Corp. (REIT)	35,478	382,098

		7,730,803

Total Financials		161,067,921

Health Care (14.3%)
Biotechnology (6.4%)
4D Molecular Therapeutics, Inc.*	14,279	52,975
89bio, Inc.*	39,656	389,422
Abeona Therapeutics, Inc.*	10,035	56,999
Absci Corp. (x)*	31,652	81,346
ACADIA Pharmaceuticals, Inc.*	41,851	902,726
Acrivon Therapeutics, Inc.*	426	507
Actinium Pharmaceuticals, Inc.*	410	574
Actuate Therapeutics, Inc.*	902	5,511
Acumen Pharmaceuticals, Inc.*	555	644
ADC Therapeutics SA (x)*	33,617	90,094
ADMA Biologics, Inc.*	74,780	1,361,744
Adverum Biotechnologies, Inc.*	530	1,140
Agenus, Inc.*	340	1,554
Agios Pharmaceuticals, Inc.*	18,613	619,068
Akebia Therapeutics, Inc.*	78,651	286,290
Akero Therapeutics, Inc.*	23,198	1,237,845
Aldeyra Therapeutics, Inc.*	18,431	70,591
Alector, Inc.*	25,514	35,720
Alkermes plc*	53,292	1,524,684
Allogene Therapeutics, Inc. (x)*	59,217	66,915
Altimmune, Inc. (x)*	22,795	88,217
ALX Oncology Holdings, Inc.*	1,330	552
Amicus Therapeutics, Inc.*	94,947	544,046
AnaptysBio, Inc.*	6,537	145,121
Anavex Life Sciences Corp. (x)*	26,768	246,801
Anika Therapeutics, Inc.*	4,438	46,954
Annexon, Inc.*	31,487	75,569
Apogee Therapeutics, Inc.*	11,212	486,937
Applied Therapeutics, Inc.*	6,224	1,936
Arbutus Biopharma Corp. (x)*	43,761	135,222
Arcellx, Inc.*	12,642	832,476
Arcturus Therapeutics Holdings, Inc. (x)*	9,404	122,346
Arcus Biosciences, Inc.*	21,027	171,160
Arcutis Biotherapeutics, Inc.*	35,975	504,370
Ardelyx, Inc.*	78,750	308,700
ArriVent Biopharma, Inc. (x)*	7,325	159,465
Arrowhead Pharmaceuticals, Inc.*	40,096	633,517
ARS Pharmaceuticals, Inc. (x)*	17,363	302,984
Artiva Biotherapeutics, Inc. (x)*	877	1,324
Astria Therapeutics, Inc.*	14,153	75,860
Atossa Therapeutics, Inc.*	434	360
aTyr Pharma, Inc.*	27,460	139,222
Aura Biosciences, Inc. (x)*	14,498	90,757
Aurinia Pharmaceuticals, Inc.*	43,279	366,573
Avidity Biosciences, Inc.*	36,863	1,046,909
Avita Medical, Inc. (x)*	6,276	33,200
Beam Therapeutics, Inc.*	30,874	525,167
Benitec Biopharma, Inc.*	2,483	29,051
Bicara Therapeutics, Inc. (x)*	11,612	107,875

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
BioCryst Pharmaceuticals, Inc.*	69,985	$627,066
Biohaven Ltd.*	28,700	404,957
Biomea Fusion, Inc.*	452	814
Black Diamond Therapeutics, Inc.*	287	712
Blueprint Medicines Corp.*	20,855	2,673,194
Bridgebio Pharma, Inc.*	50,724	2,190,262
Bright Minds Biosciences, Inc.*	1,021	26,658
C4 Therapeutics, Inc.*	1,200	1,716
Cabaletta Bio, Inc.*	418	635
CAMP4 Therapeutics Corp.*	334	484
Candel Therapeutics, Inc. (x)*	17,650	89,309
Capricor Therapeutics, Inc. (x)*	13,762	136,657
Cardiff Oncology, Inc. (x)*	13,824	43,546
CareDx, Inc.*	17,477	341,501
Cargo Therapeutics, Inc.*	12,252	50,478
Caribou Biosciences, Inc. (x)*	1,683	2,121
Cartesian Therapeutics, Inc. (x)*	4,967	51,607
Catalyst Pharmaceuticals, Inc.*	37,968	823,906
Celcuity, Inc.*	9,235	123,287
Celldex Therapeutics, Inc.*	21,696	441,514
Century Therapeutics, Inc.*	1,668	932
CervoMed, Inc. (x)*	273	1,716
CG oncology, Inc.*	17,683	459,758
Cibus, Inc., Class A*	916	1,264
Cidara Therapeutics, Inc.*	3,971	193,427
Climb Bio, Inc.*	491	609
Cogent Biosciences, Inc.*	32,152	230,851
Coherus Oncology, Inc.*	42,317	30,946
Compass Therapeutics, Inc. (x)*	30,802	80,085
Corbus Pharmaceuticals Holdings, Inc.*	567	3,912
Corvus Pharmaceuticals, Inc.*	12,029	48,116
Crinetics Pharmaceuticals, Inc.*	29,680	853,597
CRISPR Therapeutics AG (x)*	22,402	1,089,633
Cullinan Therapeutics, Inc.*	15,925	119,915
Cytokinetics, Inc.*	38,575	1,274,518
Day One Biopharmaceuticals, Inc.*	22,217	144,411
Denali Therapeutics, Inc.*	43,499	608,551
Design Therapeutics, Inc.*	9,463	31,890
DiaMedica Therapeutics, Inc.*	5,753	22,437
Dianthus Therapeutics, Inc. (x)*	6,832	127,280
Disc Medicine, Inc.*	8,059	426,805
Dynavax Technologies Corp.*	39,281	389,668
Dyne Therapeutics, Inc.*	30,051	286,086
Editas Medicine, Inc.*	27,408	60,298
Eledon Pharmaceuticals, Inc.*	13,073	35,428
Elevation Oncology, Inc.*	1,325	486
Emergent BioSolutions, Inc.*	11,356	72,451
Enanta Pharmaceuticals, Inc.*	5,140	38,858
Entrada Therapeutics, Inc.*	10,423	70,043
Erasca, Inc.*	77,384	98,278
Fate Therapeutics, Inc.*	34,303	38,419
Fennec Pharmaceuticals, Inc.*	5,733	47,584
Fibrobiologics, Inc.*	1,586	987
Foghorn Therapeutics, Inc.*	10,683	50,210
Galectin Therapeutics, Inc. (x)*	129	272
Generation Bio Co.*	2,543	814
Geron Corp.*	197,850	278,969
Gossamer Bio, Inc.*	42,976	52,860
GRAIL, Inc. (x)*	9,562	491,678
Greenwich Lifesciences, Inc. (x)*	1,876	17,015
Gyre Therapeutics, Inc. (x)*	7,077	52,016
Heron Therapeutics, Inc. (x)*	49,610	102,693
Humacyte, Inc. (x)*	35,416	74,019
Ideaya Biosciences, Inc.*	27,820	584,776
IGM Biosciences, Inc. (x)*	663	743
ImmunityBio, Inc. (x)*	74,982	197,953
Immunome, Inc.*	23,805	221,387
Immunovant, Inc.*	21,598	345,568
Inhibikase Therapeutics, Inc.*	12,226	23,841
Inhibrx Biosciences, Inc.*	5,156	73,576
Inmune Bio, Inc. (x)*	4,030	9,309
Inovio Pharmaceuticals, Inc. (x)*	495	1,007
Intellia Therapeutics, Inc.*	33,552	314,718
Invivyd, Inc.*	4,401	3,147
Iovance Biotherapeutics, Inc. (x)*	83,103	142,937
Ironwood Pharmaceuticals, Inc., Class A*	47,946	34,387
iTeos Therapeutics, Inc.*	12,371	123,339
Jade Biosciences, Inc. (x)	5,968	59,620
Janux Therapeutics, Inc.*	11,995	277,085
Jasper Therapeutics, Inc.*	120	666
KalVista Pharmaceuticals, Inc.*	11,647	131,669
Keros Therapeutics, Inc.*	8,003	106,840
Kiniksa Pharmaceuticals International plc, Class A*	924	25,567
Kodiak Sciences, Inc.*	8,097	30,202
Korro Bio, Inc. (x)*	1,574	19,659
Krystal Biotech, Inc.*	8,290	1,139,543
Kura Oncology, Inc.*	24,694	142,484
Kymera Therapeutics, Inc.*	14,918	651,022
Kyverna Therapeutics, Inc. (x)*	505	1,550
Larimar Therapeutics, Inc.*	14,498	41,899
Lexeo Therapeutics, Inc.*	8,590	34,532
MacroGenics, Inc.*	1,225	1,482
Madrigal Pharmaceuticals, Inc.*	5,519	1,670,270
MannKind Corp.*	93,621	350,143
MeiraGTx Holdings plc*	15,204	99,130
Mersana Therapeutics, Inc.*	6,434	1,904
Metagenomi, Inc.*	384	568
Metsera, Inc. (x)*	5,900	167,855
MiMedx Group, Inc.*	41,737	255,013
Mineralys Therapeutics, Inc.*	12,503	169,166
Mirum Pharmaceuticals, Inc.*	14,121	718,618
Monopar Therapeutics, Inc.*	916	32,774
Monte Rosa Therapeutics, Inc. (x)*	13,195	59,509
Myriad Genetics, Inc.*	30,033	159,475
Neurogene, Inc.*	3,321	49,649
Nkarta, Inc.*	20,918	34,724
Novavax, Inc. (x)*	49,351	310,911
Nurix Therapeutics, Inc.*	23,752	270,535
Nuvalent, Inc., Class A*	14,049	1,071,939
Nuvectis Pharma, Inc.*	2,855	21,327
Ocugen, Inc. (x)*	6,323	6,136
Olema Pharmaceuticals, Inc. (x)*	18,591	79,198
Organogenesis Holdings, Inc., Class A (x)*	25,570	93,586
ORIC Pharmaceuticals, Inc.*	15,724	159,599
Oruka Therapeutics, Inc.	7,176	80,443
Ovid therapeutics, Inc.*	3,483	1,149
Palvella Therapeutics, Inc.*	1,531	34,509
PDL BioPharma, Inc. (r)*	24,135	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
PepGen, Inc.*	1,011	$1,122
Perspective Therapeutics, Inc. (x)*	18,855	64,861
Praxis Precision Medicines, Inc.*	5,928	249,272
Precigen, Inc. (x)*	57,369	81,464
Prelude Therapeutics, Inc.*	616	499
Prime Medicine, Inc. (x)*	41,225	101,826
ProKidney Corp., Class A (x)*	2,041	1,208
Protagonist Therapeutics, Inc.*	19,520	1,078,870
Protalix BioTherapeutics, Inc.*	15,471	22,897
Protara Therapeutics, Inc.*	7,195	21,801
Prothena Corp. plc*	14,401	87,414
PTC Therapeutics, Inc.*	25,858	1,262,905
Puma Biotechnology, Inc.*	10,526	36,104
Pyxis Oncology, Inc.*	1,251	1,376
Recursion Pharmaceuticals, Inc., Class A (x)*	110,914	561,225
REGENXBIO, Inc.*	14,460	118,717
Relay Therapeutics, Inc.*	46,420	160,613
Renovaro, Inc. (x)*	6,765	1,954
Replimune Group, Inc.*	21,085	195,880
Revolution Medicines, Inc.*	1,845	67,878
Rezolute, Inc.*	23,292	103,882
Rhythm Pharmaceuticals, Inc.*	18,273	1,154,671
Rigel Pharmaceuticals, Inc.*	3,982	74,583
Rocket Pharmaceuticals, Inc.*	24,795	60,748
Sage Therapeutics, Inc.*	19,113	174,311
Sana Biotechnology, Inc. (x)*	53,760	146,765
Savara, Inc. (x)*	50,440	115,003
Scholar Rock Holding Corp.*	26,334	932,750
SELLAS Life Sciences Group, Inc. (x)*	18,310	40,099
Shattuck Labs, Inc. (x)*	2,074	1,642
Sionna Therapeutics, Inc. (x)*	3,396	58,921
Skye Bioscience, Inc.*	657	2,746
Soleno Therapeutics, Inc.*	13,135	1,100,450
Solid Biosciences, Inc.*	20,246	98,598
SpringWorks Therapeutics, Inc.*	16,887	793,520
Spyre Therapeutics, Inc. (x)*	15,094	225,957
Stoke Therapeutics, Inc.*	12,976	147,278
Sutro Biopharma, Inc.*	2,061	1,471
Syndax Pharmaceuticals, Inc.*	28,231	264,383
Tango Therapeutics, Inc. (x)*	22,629	115,860
Taysha Gene Therapies, Inc.*	58,148	134,322
Tectonic Therapeutic, Inc.*	4,007	79,619
Tenaya Therapeutics, Inc.*	2,772	1,694
Tevogen Bio Holdings, Inc.*	5,177	6,471
TG Therapeutics, Inc.*	46,934	1,689,155
Tonix Pharmaceuticals Holding Corp. (x)*	1,311	47,170
Tourmaline Bio, Inc.*	8,318	133,005
Travere Therapeutics, Inc.*	27,394	405,431
TriSalus Life Sciences, Inc.*	3,070	16,732
TScan Therapeutics, Inc.*	647	938
TuHURA Biosciences, Inc.*	4,778	10,655
Twist Bioscience Corp.*	19,725	725,683
Tyra Biosciences, Inc. (x)*	11,462	109,691
Upstream Bio, Inc. (x)*	12,698	139,424
UroGen Pharma Ltd.*	11,671	159,893
Vanda Pharmaceuticals, Inc.*	21,969	103,694
Vaxcyte, Inc.*	40,810	1,326,733
Vera Therapeutics, Inc., Class A*	16,168	380,918
Veracyte, Inc.*	25,287	683,508
Verastem, Inc.*	10,552	43,791
Vericel Corp.*	16,787	714,287
Verve Therapeutics, Inc.*	23,814	267,431
Vir Biotechnology, Inc.*	29,835	150,368
Viridian Therapeutics, Inc.*	22,584	315,724
Voyager Therapeutics, Inc. (x)*	14,721	45,782
Werewolf Therapeutics, Inc.*	1,199	1,307
X4 Pharmaceuticals, Inc.*	359	682
XBiotech, Inc. (x)*	344	1,022
Xencor, Inc.*	21,804	171,379
Xenon Pharmaceuticals, Inc.*	24,761	775,019
XOMA Royalty Corp.*	2,458	61,942
Y-mAbs Therapeutics, Inc.*	12,323	55,577
Zenas Biopharma, Inc. (x)*	5,667	54,913
Zentalis Pharmaceuticals, Inc.*	2,415	2,801
Zura Bio Ltd., Class A*	1,099	1,154
Zymeworks, Inc.*	16,915	212,283

		59,449,589

Health Care Equipment & Supplies (2.7%)
Accuray, Inc. (x)*	23,288	31,905
Alphatec Holdings, Inc.*	36,530	405,483
AngioDynamics, Inc.*	13,415	133,077
Anteris Technologies Global Corp. (x)*	4,752	18,010
Artivion, Inc.*	12,581	391,269
AtriCure, Inc.*	15,145	496,302
Avanos Medical, Inc.*	15,533	190,124
Axogen, Inc.*	10,410	112,948
Beta Bionics, Inc. (x)*	6,385	92,966
Bioventus, Inc., Class A*	14,463	95,745
Butterfly Network, Inc., Class A*	68,450	136,900
Ceribell, Inc.*	7,121	133,376
Cerus Corp.*	49,315	69,534
ClearPoint Neuro, Inc.*	8,919	106,493
CONMED Corp.	10,201	531,268
CVRx, Inc.*	3,432	20,180
Delcath Systems, Inc.*	10,088	137,197
Electromed, Inc.*	1,490	32,765
Embecta Corp.	20,212	195,854
Enovis Corp.*	18,661	585,209
Fractyl Health, Inc.*	588	953
Glaukos Corp.*	18,237	1,883,700
Haemonetics Corp.*	16,619	1,239,944
ICU Medical, Inc.*	7,811	1,032,224
Inmode Ltd.*	799	11,538
Inogen, Inc.*	9,219	64,810
Integer Holdings Corp.*	11,232	1,381,199
Integra LifeSciences Holdings Corp.*	22,817	279,965
iRadimed Corp.	2,545	152,165
iRhythm Technologies, Inc.*	10,373	1,597,027
Kestra Medical Technologies Ltd.*	5,642	93,544
KORU Medical Systems, Inc.*	9,139	32,718
Lantheus Holdings, Inc.*	22,175	1,815,245
LeMaitre Vascular, Inc.	7,026	583,509
LENSAR, Inc.*	1,980	26,077
LivaNova plc*	17,997	810,225
Lucid Diagnostics, Inc.*	15,117	17,384
Merit Medical Systems, Inc.*	18,982	1,774,437
Myomo, Inc.*	7,283	15,731
Neogen Corp.*	73,303	350,388
Neuronetics, Inc.*	14,364	50,130
NeuroPace, Inc.*	8,214	91,504

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Novocure Ltd.*	34,557	$615,115
Omnicell, Inc.*	15,091	443,675
OraSure Technologies, Inc.*	20,267	60,801
Orthofix Medical, Inc.*	12,186	135,874
OrthoPediatrics Corp.*	5,427	116,572
Outset Medical, Inc.*	5,449	104,675
PROCEPT BioRobotics Corp.*	17,140	987,264
Pro-Dex, Inc.*	478	20,860
Pulmonx Corp.*	12,554	32,515
Pulse Biosciences, Inc. (x)*	5,759	86,903
QuidelOrtho Corp.*	22,037	635,106
RxSight, Inc.*	12,097	157,261
Sanara Medtech, Inc. (x)*	1,600	45,424
SANUWAVE Health, Inc.*	1,204	39,563
Semler Scientific, Inc. (x)*	3,144	121,799
SI-BONE, Inc.*	12,971	244,114
Sight Sciences, Inc.*	13,362	55,185
STAAR Surgical Co. (x)*	17,222	288,985
Stereotaxis, Inc. (x)*	13,764	29,180
Surmodics, Inc.*	4,462	132,566
Tactile Systems Technology, Inc.*	7,834	79,437
Tandem Diabetes Care, Inc.*	22,251	414,759
TransMedics Group, Inc.*	11,016	1,476,254
Treace Medical Concepts, Inc.*	14,734	86,636
UFP Technologies, Inc. (x)*	2,444	596,727
Utah Medical Products, Inc.	1,101	62,669
Varex Imaging Corp.*	14,269	123,712
Zimvie, Inc.*	9,000	84,150
Zynex, Inc. (x)*	639	1,649

		24,500,452

Health Care Providers & Services (3.0%)
AdaptHealth Corp., Class A*	31,917	300,977
Addus HomeCare Corp.*	5,885	677,893
agilon health, Inc.*	103,614	238,312
AirSculpt Technologies, Inc. (x)*	3,879	18,736
Alignment Healthcare, Inc.*	41,697	583,758
AMN Healthcare Services, Inc.*	12,456	257,466
Ardent Health, Inc.*	9,131	124,729
Astrana Health, Inc.*	14,090	350,559
Aveanna Healthcare Holdings, Inc.*	20,128	105,269
BrightSpring Health Services, Inc.*	27,652	652,311
Brookdale Senior Living, Inc.*	74,935	521,548
Castle Biosciences, Inc.*	8,956	182,881
Clover Health Investments Corp., Class A*	131,800	367,722
Community Health Systems, Inc.*	42,211	143,517
Concentra Group Holdings Parent, Inc.	37,777	777,073
CorVel Corp.*	9,520	978,466
Cross Country Healthcare, Inc.*	8,599	112,217
DocGo, Inc. (x)*	29,268	45,951
Enhabit, Inc.*	16,064	154,857
Ensign Group, Inc. (The)	18,378	2,834,990
Fulgent Genetics, Inc.*	6,476	128,743
GeneDx Holdings Corp., Class A*	6,102	563,276
Guardant Health, Inc.*	38,754	2,016,758
HealthEquity, Inc.*	27,927	2,925,633
Hims & Hers Health, Inc.*	62,271	3,104,209
InfuSystem Holdings, Inc.*	319	1,991
Innovage Holding Corp.*	10,412	38,420
Joint Corp. (The) (x)*	4,449	51,341
LifeStance Health Group, Inc.*	42,387	219,141
ModivCare, Inc. (x)*	618	1,928
Nano-X Imaging Ltd. (x)*	19,254	99,543
National HealthCare Corp.	4,037	431,999
National Research Corp.	4,932	82,858
NeoGenomics, Inc.*	44,320	323,979
Nutex Health, Inc.*	1,197	149,015
Oncology Institute, Inc. (The)*	13,581	27,841
OPKO Health, Inc.*	114,040	150,533
Option Care Health, Inc.*	54,494	1,769,965
Owens & Minor, Inc.*	24,496	222,914
PACS Group, Inc.*	14,497	187,301
Pediatrix Medical Group, Inc.*	29,693	426,095
Pennant Group, Inc. (The)*	10,467	312,440
Performant Healthcare, Inc.*	18,224	72,896
Premier, Inc., Class A	29,909	655,904
Privia Health Group, Inc.*	37,602	864,846
Progyny, Inc.*	23,923	526,306
Quipt Home Medical Corp.*	1,321	2,365
RadNet, Inc.*	21,410	1,218,443
SBC Medical Group Holdings, Inc.*	2,267	10,519
Select Medical Holdings Corp.	36,960	561,053
Sonida Senior Living, Inc. (x)*	2,045	51,023
Surgery Partners, Inc.*	25,480	566,420
Talkspace, Inc.*	41,333	114,906
US Physical Therapy, Inc.	4,887	382,163
Viemed Healthcare, Inc.*	9,067	62,653

		27,754,652

Health Care Technology (0.4%)
Claritev Corp.*	2,709	122,257
Definitive Healthcare Corp., Class A*	24,125	94,088
Evolent Health, Inc., Class A*	38,969	438,791
Health Catalyst, Inc.*	21,069	79,430
HealthStream, Inc.	8,011	221,665
LifeMD, Inc.*	8,644	117,731
OptimizeRx Corp.*	4,908	66,258
Phreesia, Inc.*	18,461	525,400
Schrodinger, Inc. (x)*	18,219	366,566
Simulations Plus, Inc.	5,513	96,202
Teladoc Health, Inc.*	58,356	508,281
TruBridge, Inc.*	3,609	84,523
Waystar Holding Corp.*	29,775	1,216,904

		3,938,096

Life Sciences Tools & Services (0.4%)
10X Genomics, Inc., Class A*	34,386	398,190
Adaptive Biotechnologies Corp.*	48,845	569,044
Akoya Biosciences, Inc. (x)*	1,329	1,728
Alpha Teknova, Inc.*	4,961	24,359
Atlantic International Corp.*	1,614	3,276
Azenta, Inc.*	12,183	374,993
BioLife Solutions, Inc.*	11,912	256,584
Codexis, Inc.*	30,905	75,408
CryoPort, Inc.*	16,131	120,337
Cytek Biosciences, Inc.*	38,961	132,467
Fortrea Holdings, Inc.*	21,069	104,081
Harvard Bioscience, Inc. (x)*	2,443	1,084
Lifecore Biomedical, Inc.*	7,608	61,777
Maravai LifeSciences Holdings, Inc., Class A (x)*	46,997	113,263
MaxCyte, Inc.*	32,655	71,188

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Mesa Laboratories, Inc.	1,691	$159,326
Nautilus Biotechnology, Inc., Class A*	2,104	1,525
Niagen Bioscience, Inc.*	15,483	223,110
OmniAb, Inc. (Earn Out Shares) (r)(x)*	4,550	—
OmniAb, Inc. (Nasdaq Stock Exchange) (x)*	30,543	53,145
Pacific Biosciences of California, Inc. (x)*	88,528	109,775
Personalis, Inc.*	17,064	111,940
Quanterix Corp.*	12,025	79,966
Quantum-Si, Inc. (x)*	66,491	130,322
Standard BioTools, Inc.*	99,763	119,716

		3,296,604

Pharmaceuticals (1.4%)
Aardvark Therapeutics, Inc.*	1,385	18,725
Aclaris Therapeutics, Inc.*	20,064	28,491
Alto Neuroscience, Inc.*	1,073	2,361
Alumis, Inc. (x)*	27,486	82,458
Amneal Pharmaceuticals, Inc.*	48,271	390,512
Amphastar Pharmaceuticals, Inc.*	12,589	289,044
Amylyx Pharmaceuticals, Inc.*	22,263	142,706
ANI Pharmaceuticals, Inc.*	6,121	399,395
Aquestive Therapeutics, Inc. (x)*	23,684	78,394
Arvinas, Inc.*	22,149	163,017
Atea Pharmaceuticals, Inc.*	18,162	65,383
Avadel Pharmaceuticals plc (ADR) (x)*	30,287	268,040
Axsome Therapeutics, Inc.*	13,134	1,371,058
BioAge Labs, Inc.*	5,284	21,823
Biote Corp., Class A*	9,534	38,327
Cassava Sciences, Inc.*	719	1,301
Collegium Pharmaceutical, Inc.*	11,186	330,770
Corcept Therapeutics, Inc.*	586	43,012
CorMedix, Inc. (x)*	20,354	250,761
Edgewise Therapeutics, Inc.*	24,611	322,650
Enliven Therapeutics, Inc.*	11,123	223,127
Esperion Therapeutics, Inc. (x)*	45,816	45,101
Eton Pharmaceuticals, Inc.*	5,404	77,007
Evolus, Inc.*	16,401	151,053
EyePoint Pharmaceuticals, Inc.*	22,117	208,121
Fulcrum Therapeutics, Inc.*	19,268	132,564
Harmony Biosciences Holdings, Inc.*	13,834	437,154
Harrow, Inc.*	10,113	308,851
Indivior plc*	36,792	542,314
Innoviva, Inc.*	20,502	411,885
Journey Medical Corp.*	2,454	17,620
LENZ Therapeutics, Inc. (x)*	5,845	171,317
Ligand Pharmaceuticals, Inc.*	6,222	707,317
Liquidia Corp.*	21,905	272,936
Maze Therapeutics, Inc. (x)*	5,502	67,510
MBX Biosciences, Inc. (x)*	6,373	72,716
MediWound Ltd. (x)*	1,707	33,065
Mind Medicine MindMed, Inc. (x)*	24,758	160,679
Nektar Therapeutics*	223	5,762
Neumora Therapeutics, Inc.*	4,852	3,558
Nuvation Bio, Inc. (x)*	69,840	136,188
Ocular Therapeutix, Inc.*	48,700	451,936
Omeros Corp. (x)*	13,262	39,786
Pacira BioSciences, Inc.*	15,881	379,556
Phathom Pharmaceuticals, Inc.*	14,684	140,820
Phibro Animal Health Corp., Class A	5,955	152,091
Pliant Therapeutics, Inc.*	3,297	3,825
Prestige Consumer Healthcare, Inc.*	16,067	1,282,950
Rapport Therapeutics, Inc. (x)*	7,178	81,614
scPharmaceuticals, Inc. (x)*	7,899	30,095
Septerna, Inc. (x)*	9,440	99,781
SIGA Technologies, Inc. (x)	16,049	104,640
Supernus Pharmaceuticals, Inc.*	17,606	554,941
Tarsus Pharmaceuticals, Inc.*	12,781	517,758
Telomir Pharmaceuticals, Inc.*	436	545
Terns Pharmaceuticals, Inc.*	23,989	89,479
Theravance Biopharma, Inc.*	12,059	133,011
Third Harmonic Bio, Inc.*	7,949	43,163
Trevi Therapeutics, Inc.*	27,222	148,904
Tvardi Therapeutics, Inc.*	763	17,801
Ventyx Biosciences, Inc.*	1,398	2,992
Veru, Inc. (x)*	2,272	1,322
WaVe Life Sciences Ltd.*	34,764	225,966
Xeris Biopharma Holdings, Inc.*	48,069	224,482
Zevra Therapeutics, Inc. (x)*	17,940	158,051

		13,379,582

Total Health Care		132,318,975

Industrials (15.5%)
Aerospace & Defense (1.5%)
AAR Corp.*	11,898	818,463
AeroVironment, Inc.*	9,227	2,629,234
AerSale Corp.*	11,616	69,812
Archer Aviation, Inc., Class A*	178,300	1,934,555
Astronics Corp.*	9,707	324,990
Byrna Technologies, Inc.*	6,319	195,131
Cadre Holdings, Inc.	9,269	295,218
Ducommun, Inc.*	4,565	377,206
Eve Holding, Inc. (x)*	20,557	141,021
Intuitive Machines, Inc.*	35,782	388,950
Kratos Defense & Security Solutions, Inc.*	52,641	2,445,174
Mercury Systems, Inc.*	16,752	902,263
Moog, Inc., Class A	9,199	1,664,743
National Presto Industries, Inc.	1,548	151,642
Park Aerospace Corp.	5,013	74,042
Redwire Corp.*	10,994	179,202
Satellogic, Inc., Class A (x)*	29,332	106,182
Triumph Group, Inc.*	23,826	613,520
V2X, Inc.*	5,593	271,540
VirTra, Inc.*	544	3,846

		13,586,734

Air Freight & Logistics (0.1%)
Forward Air Corp. (x)*	8,699	213,473
Hub Group, Inc., Class A	19,632	656,298
Radiant Logistics, Inc.*	11,244	68,364

		938,135

Building Products (1.2%)
American Woodmark Corp.*	4,828	257,670
Apogee Enterprises, Inc.	6,785	275,471
AZZ, Inc.	9,620	908,898
Caesarstone Ltd.*	720	1,418
CSW Industrials, Inc.	5,374	1,541,424
Gibraltar Industries, Inc.*	9,206	543,154
Griffon Corp.	12,868	931,257
Insteel Industries, Inc.	6,104	227,130

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Janus International Group, Inc.*	45,830	$373,056
JELD-WEN Holding, Inc.*	27,926	109,470
Masterbrand, Inc.*	41,050	448,677
Quanex Building Products Corp.	14,909	281,780
Resideo Technologies, Inc.*	48,634	1,072,866
Tecnoglass, Inc.	7,971	616,637
UFP Industries, Inc.	19,813	1,968,620
Zurn Elkay Water Solutions Corp.	48,597	1,777,192

		11,334,720

Commercial Services & Supplies (1.7%)
ABM Industries, Inc.	19,991	943,775
ACCO Brands Corp.	20,245	72,477
Acme United Corp.	617	25,575
ACV Auctions, Inc., Class A*	54,901	890,494
BrightView Holdings, Inc.*	19,685	327,755
Brink’s Co. (The)	14,164	1,264,704
Casella Waste Systems, Inc., Class A*	20,545	2,370,482
CECO Environmental Corp. (x)*	9,998	283,043
Cimpress plc*	5,498	258,406
CompX International, Inc.	633	16,819
CoreCivic, Inc.*	35,000	737,450
Deluxe Corp.	15,089	240,066
Driven Brands Holdings, Inc.*	20,126	353,413
Ennis, Inc.	6,570	119,180
Enviri Corp.*	25,291	219,526
GEO Group, Inc. (The)*	44,743	1,071,595
Healthcare Services Group, Inc.*	24,057	361,577
HNI Corp.	15,380	756,388
Interface, Inc., Class A	19,514	408,428
LanzaTech Global, Inc. (x)*	5,459	1,480
Liquidity Services, Inc.*	7,438	175,462
MillerKnoll, Inc.	22,852	443,786
Mobile Infrastructure Corp., Class A*	2,489	11,275
Montrose Environmental Group, Inc.*	10,310	225,686
NL Industries, Inc.	3,714	23,770
OPENLANE, Inc.*	35,392	865,334
Perma-Fix Environmental Services, Inc. (x)*	3,771	39,671
Pitney Bowes, Inc.	55,698	607,665
Quad/Graphics, Inc.	11,260	63,619
Quest Resource Holding Corp.*	387	782
Steelcase, Inc., Class A	30,051	313,432
UniFirst Corp.	4,986	938,465
Vestis Corp.	37,593	215,408
Virco Mfg. Corp.	2,712	21,642
VSE Corp.	6,647	870,624

		15,539,254

Construction & Engineering (2.0%)
Ameresco, Inc., Class A*	7,433	112,907
Arcosa, Inc.	15,781	1,368,370
Argan, Inc.	4,339	956,663
Bowman Consulting Group Ltd., Class A*	5,093	146,424
Centuri Holdings, Inc.*	6,011	134,887
Concrete Pumping Holdings, Inc.	6,780	41,697
Construction Partners, Inc., Class A*	15,306	1,626,722
Dycom Industries, Inc.*	9,317	2,276,982
Fluor Corp.*	55,439	2,842,357
Granite Construction, Inc. (x)	14,485	1,354,492
Great Lakes Dredge & Dock Corp.*	22,152	270,033
IES Holdings, Inc.*	2,977	881,877
Limbach Holdings, Inc.*	3,317	464,712
Matrix Service Co.*	6,355	85,856
MYR Group, Inc.*	5,297	961,141
NWPX Infrastructure, Inc.*	2,212	90,714
Orion Group Holdings, Inc.*	9,640	87,435
Primoris Services Corp.	18,004	1,403,232
Southland Holdings, Inc.*	3,849	16,089
Sterling Infrastructure, Inc.*	9,898	2,283,765
Tutor Perini Corp.*	14,240	666,147

		18,072,502

Electrical Equipment (1.5%)
Allient, Inc.	4,288	155,697
American Superconductor Corp.*	12,367	453,745
Amprius Technologies, Inc. (x)*	38,368	161,529
Array Technologies, Inc.*	51,796	305,596
Atkore, Inc.	11,631	820,567
Blink Charging Co. (x)*	3,086	2,901
Bloom Energy Corp., Class A (x)*	66,979	1,602,138
Complete Solaria, Inc.*	12,991	23,903
Energy Vault Holdings, Inc.*	1,419	1,017
EnerSys	12,953	1,110,979
Enovix Corp. (x)*	53,595	554,172
Eos Energy Enterprises, Inc.*	72,658	372,009
Fluence Energy, Inc., Class A (x)*	26,532	178,030
FuelCell Energy, Inc. (x)*	71	398
GrafTech International Ltd. (x)*	5,527	5,376
Hyliion Holdings Corp. (x)*	35,348	46,659
KULR Technology Group, Inc. (x)*	7,555	53,867
LSI Industries, Inc.	8,951	152,257
NANO Nuclear Energy, Inc. (x)*	8,523	293,958
Net Power, Inc.*	8,054	19,893
NEXTracker, Inc., Class A*	46,328	2,518,853
NuScale Power Corp., Class A (x)*	40,438	1,599,727
Plug Power, Inc. (x)*	287,699	428,672
Powell Industries, Inc. (x)	3,146	662,076
Power Solutions International, Inc. (x)*	2,317	149,864
Preformed Line Products Co.	767	122,574
Shoals Technologies Group, Inc., Class A*	55,098	234,167
SKYX Platforms Corp.*	12,865	13,444
SolarMax Technology, Inc.*	456	497
Stem, Inc. (x)*	302	1,881
Sunrun, Inc.*	71,231	582,670
T1 Energy, Inc. (x)*	28,447	34,990
Thermon Group Holdings, Inc.*	11,573	324,970
TPI Composites, Inc.*	1,137	977
Vicor Corp.*	7,374	334,485

		13,324,538

Ground Transportation (0.3%)
ArcBest Corp.	7,592	584,660
Covenant Logistics Group, Inc., Class A	4,570	110,183
FTAI Infrastructure, Inc.	31,728	195,762
Heartland Express, Inc.	16,154	139,570
Hertz Global Holdings, Inc.*	39,126	267,231
Marten Transport Ltd.	20,537	266,776
PAMT Corp.*	2,326	29,936
Proficient Auto Logistics, Inc. (x)*	7,497	54,428
RXO, Inc.*	53,159	835,659

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Logistics Holdings, Inc. (x)	2,548	$64,668
Werner Enterprises, Inc.	18,023	493,109

		3,041,982

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	8,420	262,704

Machinery (3.5%)
374Water, Inc.*	3,488	1,131
3D Systems Corp.*	31,419	48,385
AirJoule Technologies Corp.*	5,312	24,594
Alamo Group, Inc.	3,428	748,607
Albany International Corp., Class A	10,074	706,490
Astec Industries, Inc.	8,141	339,398
Atmus Filtration Technologies, Inc.	26,677	971,576
Blue Bird Corp.*	10,793	465,826
Chart Industries, Inc.*	14,775	2,432,704
Columbus McKinnon Corp.	8,919	136,193
Douglas Dynamics, Inc.	7,323	215,809
Eastern Co. (The)	1,246	28,434
Energy Recovery, Inc.*	17,262	220,608
Enerpac Tool Group Corp., Class A	17,862	724,483
Enpro, Inc.	6,915	1,324,568
ESCO Technologies, Inc.	8,524	1,635,500
Federal Signal Corp.	19,586	2,084,342
Franklin Electric Co., Inc.	13,084	1,174,158
Gencor Industries, Inc.*	3,252	45,528
Gorman-Rupp Co. (The)	7,335	269,341
Graham Corp.*	2,919	144,520
Greenbrier Cos., Inc. (The)	10,232	471,184
Helios Technologies, Inc.	11,146	371,942
Hillenbrand, Inc.	23,584	473,331
Hillman Solutions Corp.*	66,008	471,297
Hyster-Yale, Inc.	3,224	128,251
JBT Marel Corp.	17,041	2,049,351
Kadant, Inc.	3,822	1,213,294
Kennametal, Inc.	26,208	601,736
L B Foster Co., Class A*	2,603	56,928
Lindsay Corp.	3,605	520,021
Luxfer Holdings plc	6,471	78,817
Manitowoc Co., Inc. (The)*	8,320	100,006
Mayville Engineering Co., Inc.*	3,583	57,185
Microvast Holdings, Inc.*	64,908	235,616
Miller Industries, Inc.	3,607	160,367
Mueller Water Products, Inc., Class A	51,327	1,233,901
Omega Flex, Inc.	1,899	61,490
Palladyne AI Corp.*	5,893	51,033
Park-Ohio Holdings Corp.	2,541	45,382
Proto Labs, Inc.*	8,415	336,937
REV Group, Inc.	17,249	820,880
Richtech Robotics, Inc., Class B (x)*	15,785	30,781
Shyft Group, Inc. (The)	10,714	134,353
SPX Technologies, Inc.*	14,855	2,490,886
Standex International Corp.	3,908	611,524
Tennant Co.	6,290	487,349
Terex Corp.	22,038	1,028,954
Titan International, Inc.*	16,568	170,153
Trinity Industries, Inc.	27,450	741,424
Wabash National Corp.	13,414	142,591
Watts Water Technologies, Inc., Class A	8,931	2,196,044
Worthington Enterprises, Inc.	10,355	658,992

		31,974,195

Marine Transportation (0.2%)
Costamare Bulkers Holdings Ltd.*	3,026	26,235
Costamare, Inc.	10,634	96,876
Genco Shipping & Trading Ltd.	13,596	177,699
Golden Ocean Group Ltd. (x)	36,250	265,350
Himalaya Shipping Ltd. (x)	8,234	47,510
Matson, Inc.	10,608	1,181,201
Pangaea Logistics Solutions Ltd.	12,924	60,743
Safe Bulkers, Inc.	25,321	91,409

		1,947,023

Passenger Airlines (0.4%)
Allegiant Travel Co.*	5,237	287,773
Blade Air Mobility, Inc.*	22,462	90,522
Frontier Group Holdings, Inc. (x)*	31,164	113,125
JetBlue Airways Corp.*	105,117	444,645
Joby Aviation, Inc. (x)*	148,392	1,565,536
SkyWest, Inc.*	13,226	1,361,881
Spirit Aviation Holdings, Inc.*	3,366	16,796
Sun Country Airlines Holdings, Inc.*	16,740	196,695
Wheels Up Experience, Inc. (x)*	2,283	2,443

		4,079,416

Professional Services (1.9%)
Acuren Corp. (x)*	33,414	368,890
Alight, Inc., Class A	141,472	800,731
Asure Software, Inc.*	6,259	61,088
Barrett Business Services, Inc.	8,740	364,371
BlackSky Technology, Inc., Class A (x)*	6,495	133,667
CBIZ, Inc.*	17,080	1,224,807
Conduent, Inc.*	55,693	147,029
CRA International, Inc.	2,267	424,768
CSG Systems International, Inc.	9,389	613,196
ExlService Holdings, Inc.*	1,291	56,533
Exponent, Inc.	16,766	1,252,588
First Advantage Corp. (x)*	24,847	412,709
FiscalNote Holdings, Inc. (x)*	1,208	648
Forrester Research, Inc.*	3,414	33,799
Franklin Covey Co.*	2,635	60,131
Heidrick & Struggles International, Inc.	6,813	311,763
HireQuest, Inc.	1,338	13,393
Huron Consulting Group, Inc.*	5,734	788,654
IBEX Holdings Ltd.*	3,838	111,686
ICF International, Inc.	6,187	524,101
Innodata, Inc. (x)*	9,692	496,424
Insperity, Inc.	11,855	712,723
Kelly Services, Inc., Class A	10,094	118,201
Kforce, Inc.	6,058	249,165
Korn Ferry	16,606	1,217,718
Legalzoom.com, Inc.*	37,190	331,363
Maximus, Inc.	18,765	1,317,303
Mistras Group, Inc.*	5,911	47,347
NV5 Global, Inc.*	19,713	455,173
Planet Labs PBC*	70,570	430,477
RCM Technologies, Inc.*	940	22,156
Resolute Holdings Management, Inc.*	1,379	43,949
Resources Connection, Inc.	7,393	39,700

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Skillsoft Corp.*	952	$15,203
Spire Global, Inc. (x)*	6,366	75,755
TriNet Group, Inc.	10,296	753,049
TrueBlue, Inc.*	8,108	52,540
TTEC Holdings, Inc.*	4,880	23,473
Upwork, Inc.*	40,924	550,019
Verra Mobility Corp., Class A*	52,063	1,321,880
Willdan Group, Inc.*	4,434	277,169
WNS Holdings Ltd.*	13,301	841,155

		17,096,494

Trading Companies & Distributors (1.2%)
Alta Equipment Group, Inc. (x)	8,663	54,750
BlueLinx Holdings, Inc.*	2,776	206,479
Boise Cascade Co.	12,522	1,087,160
Custom Truck One Source, Inc. (x)*	21,084	104,155
Distribution Solutions Group, Inc.*	3,857	105,952
DNOW, Inc.*	34,354	509,470
DXP Enterprises, Inc.*	4,230	370,759
EVI Industries, Inc.	1,831	39,971
FTAI Aviation Ltd.	2,595	298,529
GATX Corp.	11,669	1,791,892
Global Industrial Co.	4,533	122,436
GMS, Inc.*	12,483	1,357,526
Herc Holdings, Inc.	10,740	1,414,351
Hudson Technologies, Inc.*	14,794	120,127
Karat Packaging, Inc.	2,891	81,411
McGrath RentCorp	7,955	922,462
MRC Global, Inc.*	29,144	399,564
NPK International, Inc.*	25,623	218,052
Rush Enterprises, Inc., Class A	20,492	1,055,543
Rush Enterprises, Inc., Class B	2,942	154,396
Titan Machinery, Inc.*	7,127	141,186
Transcat, Inc.*	2,965	254,871
Willis Lease Finance Corp.	1,030	147,063
Xometry, Inc., Class A (x)*	13,681	462,281

		11,420,386

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp. (x)*	7,751	75,727

Total Industrials		142,693,810

Information Technology (13.3%)
Communications Equipment (0.7%)
ADTRAN Holdings, Inc.*	25,222	226,241
Applied Optoelectronics, Inc. (x)*	17,579	451,604
Aviat Networks, Inc.*	3,643	87,614
BK Technologies Corp.*	614	28,938
Calix, Inc.*	19,243	1,023,535
Clearfield, Inc.*	4,090	177,547
CommScope Holding Co., Inc.*	71,405	591,233
Digi International, Inc.*	11,896	414,695
Extreme Networks, Inc.*	43,205	775,530
Harmonic, Inc.*	36,346	344,197
Inseego Corp.*	2,760	22,742
NETGEAR, Inc.*	9,958	289,479
NetScout Systems, Inc.*	22,466	557,381
Ribbon Communications, Inc.*	33,056	132,555
Viasat, Inc.*	35,536	518,826
Viavi Solutions, Inc.*	73,012	735,231

		6,377,348

Electronic Equipment, Instruments & Components (3.2%)
908 Devices, Inc. (x)*	8,331	59,400
Advanced Energy Industries, Inc.	12,410	1,644,325
Aeva Technologies, Inc.*	9,948	375,935
Arlo Technologies, Inc.*	32,845	557,051
Badger Meter, Inc.	9,661	2,366,462
Bel Fuse, Inc., Class A	393	35,311
Bel Fuse, Inc., Class B (x)	3,530	344,846
Belden, Inc.	13,176	1,525,781
Benchmark Electronics, Inc.	12,303	477,725
Climb Global Solutions, Inc.	1,523	162,824
CTS Corp.	10,018	426,867
Daktronics, Inc. (x)*	13,078	197,739
ePlus, Inc.*	9,073	654,163
Evolv Technologies Holdings, Inc.*	39,084	243,884
Fabrinet*	11,916	3,511,407
FARO Technologies, Inc.*	6,251	274,544
Frequency Electronics, Inc.	1,477	33,543
Insight Enterprises, Inc.*	9,015	1,244,836
Itron, Inc.*	14,750	1,941,543
Kimball Electronics, Inc.*	5,566	107,034
Knowles Corp.*	29,576	521,129
Lightwave Logic, Inc.*	2,869	3,558
Methode Electronics, Inc.	7,629	72,552
MicroVision, Inc. (x)*	56,039	63,884
Mirion Technologies, Inc., Class A*	69,304	1,492,115
M-Tron Industries, Inc.*	503	21,126
Napco Security Technologies, Inc.	11,646	345,770
Neonode, Inc. (x)*	1,801	45,926
nLight, Inc.*	17,148	337,473
Novanta, Inc.*	11,723	1,511,446
OSI Systems, Inc.*	5,198	1,168,822
Ouster, Inc.*	17,383	421,538
PAR Technology Corp. (x)*	12,776	886,271
PC Connection, Inc.	3,501	230,296
Plexus Corp.*	9,042	1,223,473
Powerfleet, Inc. (x)*	40,671	175,292
Red Cat Holdings, Inc. (x)*	24,486	178,258
Richardson Electronics Ltd.	2,988	28,834
Rogers Corp.*	6,112	418,550
Sanmina Corp.*	17,094	1,672,306
ScanSource, Inc.*	7,261	303,582
SmartRent, Inc., Class A*	1,683	1,666
TTM Technologies, Inc.*	32,647	1,332,651
Vishay Intertechnology, Inc.	41,316	656,098
Vishay Precision Group, Inc. (x)*	3,292	92,505
Vuzix Corp.*	14,655	42,793

		29,433,134

IT Services (0.5%)
Applied Digital Corp. (x)*	59,491	599,074
ASGN, Inc.*	13,979	697,971
Backblaze, Inc., Class A*	16,799	92,395
BigBear.ai Holdings, Inc. (x)*	94,751	643,359
BigCommerce Holdings, Inc.*	24,624	123,120
Couchbase, Inc.*	13,626	332,202
Crexendo, Inc.*	2,842	17,251
CSP, Inc.	1,375	17,793
DigitalOcean Holdings, Inc.*	21,799	622,579
Fastly, Inc., Class A*	44,861	316,719
Grid Dynamics Holdings, Inc.*	21,383	246,974
Hackett Group, Inc. (The)	8,479	215,536

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Information Services Group, Inc.	11,606	$55,709
Rackspace Technology, Inc.*	42,317	54,166
TSS, Inc.*	4,227	121,864
Tucows, Inc., Class A (x)*	2,407	47,442
Unisys Corp.*	22,847	103,497

		4,307,651

Semiconductors & Semiconductor Equipment (2.5%)
ACM Research, Inc., Class A*	17,343	449,184
Aehr Test Systems (x)*	6,856	88,648
Aeluma, Inc.*	1,640	26,847
Alpha & Omega Semiconductor Ltd.*	8,275	212,336
Ambarella, Inc.*	13,309	879,259
Atomera, Inc.*	6,295	31,727
Axcelis Technologies, Inc.*	10,843	755,649
CEVA, Inc.*	7,289	160,212
Cohu, Inc.*	15,430	296,873
Credo Technology Group Holding Ltd.*	47,905	4,435,524
Diodes, Inc.*	14,906	788,378
Everspin Technologies, Inc.*	1,004	6,315
FormFactor, Inc.*	26,006	894,866
Ichor Holdings Ltd.*	11,120	218,397
Impinj, Inc.*	8,537	948,205
indie Semiconductor, Inc., Class A (x)*	61,117	217,576
Kopin Corp.*	34,052	52,100
Kulicke & Soffa Industries, Inc.	17,480	604,808
MaxLinear, Inc., Class A*	26,237	372,828
Navitas Semiconductor Corp., Class A (x)*	43,483	284,814
NVE Corp.	1,255	92,381
PDF Solutions, Inc.*	10,922	233,512
Penguin Solutions, Inc. (x)*	17,738	351,390
Photronics, Inc.*	19,936	375,395
Power Integrations, Inc.	18,910	1,057,069
QuickLogic Corp. (x)*	688	4,238
Rambus, Inc.*	35,289	2,259,202
Rigetti Computing, Inc. (x)*	92,514	1,097,216
Semtech Corp.*	28,514	1,287,122
Silicon Laboratories, Inc.*	10,730	1,581,173
SiTime Corp.*	6,800	1,448,944
SkyWater Technology, Inc. (x)*	6,203	61,037
Synaptics, Inc.*	12,686	822,306
Ultra Clean Holdings, Inc.*	15,085	340,468
Veeco Instruments, Inc.*	18,962	385,308
Wolfspeed, Inc. (x)*	35,353	14,099

		23,135,406

Software (5.8%)
8x8, Inc.*	29,848	58,502
A10 Networks, Inc.	24,016	464,710
ACI Worldwide, Inc.*	35,049	1,609,100
Adeia, Inc.	36,830	520,776
Agilysys, Inc.*	8,274	948,531
Airship AI Holdings, Inc. (x)*	4,592	27,047
Alarm.com Holdings, Inc.*	15,996	904,894
Alkami Technology, Inc.*	21,672	653,194
Amplitude, Inc., Class A*	26,709	331,192
Appian Corp., Class A*	13,042	389,434
Arteris, Inc.*	8,043	76,650
Asana, Inc., Class A*	31,092	419,742
AudioEye, Inc.*	2,897	33,750
AvePoint, Inc.*	43,047	831,238
Bit Digital, Inc. (x)*	62,313	136,465
Bitdeer Technologies Group, Class A (x)*	27,313	313,553
Blackbaud, Inc.*	13,059	838,518
BlackLine, Inc. (x)*	17,279	978,337
Blend Labs, Inc., Class A*	72,790	240,207
Box, Inc., Class A*	45,884	1,567,856
Braze, Inc., Class A*	24,300	682,830
C3.ai, Inc., Class A (x)*	38,750	952,088
Cerence, Inc. (x)*	14,846	151,578
Cipher Mining, Inc. (x)*	86,696	414,407
Cleanspark, Inc. (x)*	90,823	1,001,778
Clear Secure, Inc., Class A (x)	28,804	799,599
Clearwater Analytics Holdings, Inc., Class A*	80,636	1,768,347
Commvault Systems, Inc.*	14,436	2,516,628
Consensus Cloud Solutions, Inc.*	5,029	115,969
Core Scientific, Inc.*	90,354	1,542,343
CoreCard Corp.*	1,062	30,766
CS Disco, Inc.*	12,148	53,087
Daily Journal Corp.*	424	179,034
Digimarc Corp.*	5,514	72,840
Digital Turbine, Inc.*	32,879	193,986
Domo, Inc., Class B*	11,773	164,469
D-Wave Quantum, Inc. (x)*	94,255	1,379,893
E2open Parent Holdings, Inc.*	61,995	200,244
eGain Corp.*	6,845	42,781
EverCommerce, Inc.*	6,315	66,308
Expensify, Inc., Class A*	13,525	35,030
Five9, Inc.*	24,849	658,002
Freshworks, Inc., Class A*	68,389	1,019,680
Hut 8 Corp. (x)*	30,150	560,790
I3 Verticals, Inc., Class A (x)*	7,517	206,567
Intapp, Inc.*	18,025	930,451
InterDigital, Inc. (x)	8,460	1,896,986
Jamf Holding Corp.*	23,696	225,349
Kaltura, Inc.*	25,267	50,787
Life360, Inc.*	5,245	342,236
LiveRamp Holdings, Inc.*	21,395	706,891
MARA Holdings, Inc. (x)*	113,281	1,776,246
Mercurity Fintech Holding, Inc.*	7,153	27,539
Meridianlink, Inc.*	10,073	163,485
Mitek Systems, Inc.*	15,392	152,381
N-able, Inc.*	25,035	202,783
NCR Voyix Corp. (x)*	47,571	558,008
NextNav, Inc. (x)*	28,775	437,380
Olo, Inc., Class A*	35,394	315,007
ON24, Inc.*	10,232	55,560
OneSpan, Inc.	12,134	202,516
Ooma, Inc.*	6,189	79,838
Pagaya Technologies Ltd., Class A*	14,166	302,019
PagerDuty, Inc.*	28,010	427,993
Porch Group, Inc.*	26,199	308,886
Progress Software Corp.	14,089	899,442
PROS Holdings, Inc.*	14,989	234,728
Q2 Holdings, Inc.*	20,461	1,914,945
Qualys, Inc.*	11,994	1,713,583
Rapid7, Inc.*	21,255	491,628
Red Violet, Inc.	3,692	181,646
Rekor Systems, Inc.*	1,046	1,213

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
ReposiTrak, Inc. (x)	3,397	$66,751
Rezolve AI plc (x)*	37,432	115,103
Rimini Street, Inc.*	19,624	73,982
Riot Platforms, Inc. (x)*	108,171	1,222,332
Roadzen, Inc.*	2,262	2,217
Sapiens International Corp. NV	10,874	318,065
SEMrush Holdings, Inc., Class A*	16,029	145,062
Silvaco Group, Inc. (x)*	1,520	7,174
SoundHound AI, Inc., Class A (x)*	119,860	1,286,098
SoundThinking, Inc.*	2,426	31,671
Sprinklr, Inc., Class A*	35,453	299,932
Sprout Social, Inc., Class A*	16,675	348,674
SPS Commerce, Inc.*	12,392	1,686,427
Synchronoss Technologies, Inc.*	2,273	15,570
Telos Corp.*	17,089	54,172
Tenable Holdings, Inc.*	39,927	1,348,734
Terawulf, Inc. (x)*	85,298	373,605
Varonis Systems, Inc.*	35,911	1,822,483
Verint Systems, Inc.*	21,863	430,045
Vertex, Inc., Class A (x)*	20,670	730,374
Viant Technology, Inc., Class A*	3,457	45,736
Weave Communications, Inc.*	13,511	112,412
WM Technology, Inc.*	20,496	18,364
Workiva, Inc., Class A*	16,870	1,154,751
Xperi, Inc.*	10,393	82,209
Yext, Inc.*	37,173	315,971
Zeta Global Holdings Corp., Class A*	60,604	938,756

		53,798,936

Technology Hardware, Storage & Peripherals (0.6%)
CompoSecure, Inc., Class A (x)*	14,447	203,558
Corsair Gaming, Inc.*	15,070	142,110
CPI Card Group, Inc.*	2,767	65,633
Diebold Nixdorf, Inc.*	8,301	459,875
Eastman Kodak Co.*	24,370	137,691
Immersion Corp.	7,327	57,737
IonQ, Inc. (x)*	77,598	3,334,386
Quantum Computing, Inc. (x)*	31,028	594,807
Turtle Beach Corp. (x)*	4,183	57,851
Xerox Holdings Corp. (x)	38,835	204,660

		5,258,308

Total Information Technology		122,310,783

Materials (3.4%)
Chemicals (1.5%)
AdvanSix, Inc.	9,499	225,601
American Vanguard Corp.*	9,271	36,342
Arq, Inc. (x)*	9,775	52,492
ASP Isotopes, Inc. (x)*	20,422	150,306
Aspen Aerogels, Inc.*	23,131	136,936
Avient Corp.	30,247	977,281
Balchem Corp.	10,640	1,693,888
Cabot Corp.	17,590	1,319,250
Chemours Co. (The)	49,176	563,065
Core Molding Technologies, Inc.*	2,705	44,876
Ecovyst, Inc.*	37,125	305,539
Flotek Industries, Inc.*	3,033	44,767
Ginkgo Bioworks Holdings, Inc., Class A (x)*	13,136	147,780
Hawkins, Inc.	6,429	913,561
HB Fuller Co.	17,561	1,056,294
Ingevity Corp.*	11,979	516,175
Innospec, Inc.	8,261	694,667
Intrepid Potash, Inc.*	3,955	141,312
Koppers Holdings, Inc.	6,745	216,852
Kronos Worldwide, Inc.	11,526	71,461
LSB Industries, Inc.*	18,175	141,765
Mativ Holdings, Inc.	12,758	87,010
Minerals Technologies, Inc.	10,523	579,502
Northern Technologies International Corp.	423	3,134
Orion SA	19,011	199,425
Perimeter Solutions, Inc.*	46,504	647,336
PureCycle Technologies, Inc. (x)*	41,170	564,029
Quaker Chemical Corp.	4,583	513,021
Rayonier Advanced Materials, Inc.*	17,268	66,482
Sensient Technologies Corp.	13,812	1,360,758
Solesence, Inc.*	5,909	25,763
Stepan Co.	6,671	364,103
Trinseo plc	7,478	23,331
Tronox Holdings plc	39,080	198,136
Valhi, Inc.	1,508	24,369

		14,106,609

Construction Materials (0.2%)
Knife River Corp.*	18,654	1,522,912
Smith-Midland Corp.*	1,331	44,668
Titan America SA	7,460	93,101
United States Lime & Minerals, Inc.	3,512	350,498

		2,011,179

Containers & Packaging (0.2%)
Ardagh Metal Packaging SA	49,336	211,158
Greif, Inc., Class A	7,601	493,989
Greif, Inc., Class B	1,548	106,828
Myers Industries, Inc.	10,556	152,956
O-I Glass, Inc.*	50,365	742,380
Ranpak Holdings Corp., Class A*	20,153	71,946
TriMas Corp.	11,586	331,476

		2,110,733

Metals & Mining (1.4%)
Alpha Metallurgical Resources, Inc.*	3,850	433,048
American Battery Technology Co.*	17,753	28,760
Ascent Industries Co.*	1,702	21,462
Caledonia Mining Corp. plc	6,009	116,094
Carpenter Technology Corp.	428	118,291
Century Aluminum Co.*	17,774	320,288
Coeur Mining, Inc.*	208,037	1,843,208
Commercial Metals Co.	37,296	1,824,147
Compass Minerals International, Inc.*	12,229	245,681
Constellium SE*	45,978	611,507
Contango ORE, Inc. (x)*	3,779	73,615
Critical Metals Corp.*	24,578	87,989
Dakota Gold Corp.*	29,412	108,530
Ferroglobe plc	37,840	138,873
Friedman Industries, Inc.	1,276	21,131
Hecla Mining Co.	196,354	1,176,161
i-80 Gold Corp.*	4,036	2,415
Idaho Strategic Resources, Inc.*	2,634	34,453
Ivanhoe Electric, Inc. (x)*	27,768	251,856
Kaiser Aluminum Corp.	5,333	426,107
Lifezone Metals Ltd. (x)*	10,283	42,366

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
MAC Copper Ltd.*	22,024	$266,270
Materion Corp.	6,725	533,763
Metallus, Inc.*	12,117	186,723
NioCorp Developments Ltd.*	11,607	27,044
Novagold Resources, Inc.*	82,556	337,654
Olympic Steel, Inc.	3,486	113,609
Perpetua Resources Corp.*	14,701	178,470
Piedmont Lithium, Inc. (x)*	4,494	26,155
Radius Recycling, Inc.	8,312	246,783
Ramaco Resources, Inc., Class A	12,509	164,368
Ramaco Resources, Inc., Class B	258	2,111
Ryerson Holding Corp.	8,407	181,339
SSR Mining, Inc.*	66,661	849,261
SunCoke Energy, Inc.	29,128	250,210
Tredegar Corp.*	9,574	84,251
United States Antimony Corp.*	39,851	86,875
US Gold Corp.*	2,437	29,731
US Goldmining, Inc.*	597	4,895
Vox Royalty Corp.	8,139	25,719
Warrior Met Coal, Inc.	17,015	779,797
Worthington Steel, Inc.	10,936	326,221

		12,627,231

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	5,659	154,151
Magnera Corp.*	11,551	139,536
Sylvamo Corp.	11,334	567,834

		861,521

Total Materials		31,717,273

Real Estate (5.5%)
Diversified REITs (0.6%)
Alexander & Baldwin, Inc. (REIT)	23,888	425,923
Alpine Income Property Trust, Inc. (REIT)	5,809	85,450
American Assets Trust, Inc. (REIT)	16,034	316,672
Armada Hoffler Properties, Inc. (REIT)	26,063	179,053
Broadstone Net Lease, Inc. (REIT)	61,191	982,116
CTO Realty Growth, Inc. (REIT)	9,898	170,839
Essential Properties Realty Trust, Inc. (REIT)	65,097	2,077,245
Gladstone Commercial Corp. (REIT)	17,460	250,202
Global Net Lease, Inc. (REIT)	58,750	443,562
Modiv Industrial, Inc. (REIT), Class C	2,024	28,498
NexPoint Diversified Real Estate Trust (REIT)	15,943	66,801
One Liberty Properties, Inc. (REIT)	6,065	144,711

		5,171,072

Health Care REITs (0.9%)
American Healthcare REIT, Inc. (REIT)	52,271	1,920,437
CareTrust REIT, Inc. (REIT)	61,613	1,885,358
Community Healthcare Trust, Inc. (REIT)	8,906	148,107
Diversified Healthcare Trust (REIT)	71,247	255,064
Global Medical REIT, Inc. (REIT)	20,126	139,473
LTC Properties, Inc. (REIT)	15,017	519,738
National Health Investors, Inc. (REIT)	15,218	1,067,086
Sabra Health Care REIT, Inc. (REIT)	75,554	1,393,216
Sila Realty Trust, Inc. (REIT)	18,214	431,125
Strawberry Fields REIT, Inc. (REIT)	3,336	35,161
Universal Health Realty Income Trust (REIT)	4,846	193,695

		7,988,460

Hotel & Resort REITs (0.6%)
Apple Hospitality REIT, Inc. (REIT)	73,178	853,987
Braemar Hotels & Resorts, Inc. (REIT)	25,649	62,840
Chatham Lodging Trust (REIT)	14,665	102,215
DiamondRock Hospitality Co. (REIT)	68,504	524,741
Pebblebrook Hotel Trust (REIT)	39,588	395,484
RLJ Lodging Trust (REIT)	43,627	317,604
Ryman Hospitality Properties, Inc. (REIT)	19,267	1,901,075
Service Properties Trust (REIT)	60,795	145,300
Summit Hotel Properties, Inc. (REIT)	36,866	187,648
Sunstone Hotel Investors, Inc. (REIT)	64,294	558,072
Xenia Hotels & Resorts, Inc. (REIT)	33,445	420,404

		5,469,370

Industrial REITs (0.4%)
Industrial Logistics Properties Trust (REIT)	24,189	110,060
Innovative Industrial Properties, Inc. (REIT)	9,170	506,367
LXP Industrial Trust (REIT)	95,910	792,217
Plymouth Industrial REIT, Inc. (REIT)	13,393	215,091
Terreno Realty Corp. (REIT)	33,211	1,862,141

		3,485,876

Office REITs (0.6%)
Brandywine Realty Trust (REIT)	59,962	257,237
City Office REIT, Inc. (REIT)	17,945	95,826
COPT Defense Properties (REIT)	36,590	1,009,152
Douglas Emmett, Inc. (REIT)	45,343	681,959
Easterly Government Properties, Inc. (REIT), Class A	12,693	281,785
Empire State Realty Trust, Inc. (REIT), Class A	45,351	366,890
Franklin Street Properties Corp. (REIT)	23,400	38,376
Hudson Pacific Properties, Inc. (REIT)*	105,776	289,826
JBG SMITH Properties (REIT)	24,103	416,982
NET Lease Office Properties (REIT)*	4,435	144,359
Paramount Group, Inc. (REIT)*	59,954	365,719
Peakstone Realty Trust (REIT)	12,541	165,667
Piedmont Realty Trust, Inc. (REIT)	40,257	293,474
Postal Realty Trust, Inc. (REIT), Class A	10,212	150,423
SL Green Realty Corp. (REIT)	23,547	1,457,559

		6,015,234

Real Estate Management & Development (0.5%)
American Realty Investors, Inc. (x)*	916	12,934
Anywhere Real Estate, Inc.*	35,940	130,103
Compass, Inc., Class A*	149,184	936,876
Cushman & Wakefield plc*	62,587	692,838
Douglas Elliman, Inc.*	16,800	38,976
eXp World Holdings, Inc. (x)	26,232	238,711
Forestar Group, Inc.*	6,594	131,880
FRP Holdings, Inc.*	3,850	103,527
Kennedy-Wilson Holdings, Inc.	37,030	251,804
Logistic Properties of The Americas*	887	6,058
Marcus & Millichap, Inc.	8,555	262,724
Maui Land & Pineapple Co., Inc.*	3,433	62,446

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Newmark Group, Inc., Class A	44,866	$545,122
Offerpad Solutions, Inc. (x)*	598	544
RE/MAX Holdings, Inc., Class A*	7,226	59,109
Real Brokerage, Inc. (The)*	30,760	138,728
RMR Group, Inc. (The), Class A	4,984	81,488
Seaport Entertainment Group, Inc. (x)*	1,588	29,616
St Joe Co. (The)	12,582	600,161
Star Holdings (x)*	647	5,053
Stratus Properties, Inc.*	1,903	35,929
Tejon Ranch Co. (x)*	6,818	115,633
Transcontinental Realty Investors, Inc.*	1,018	43,377

		4,523,637

Residential REITs (0.4%)
Apartment Investment and Management Co. (REIT), Class A	43,259	374,190
BRT Apartments Corp. (REIT)	3,909	61,137
Centerspace (REIT)	5,550	334,055
Clipper Realty, Inc. (REIT)	5,310	19,488
Elme Communities (REIT)	25,909	411,953
Independence Realty Trust, Inc. (REIT)	76,289	1,349,552
NexPoint Residential Trust, Inc. (REIT)	8,115	270,392
UMH Properties, Inc. (REIT)	25,093	421,311
Veris Residential, Inc. (REIT)	26,161	389,537

		3,631,615

Retail REITs (1.1%)
Acadia Realty Trust (REIT)	43,507	807,925
Alexander’s, Inc. (REIT) (x)	810	182,509
CBL & Associates Properties, Inc. (REIT)	7,349	186,591
Curbline Properties Corp. (REIT)	31,111	710,264
FrontView REIT, Inc. (REIT)	5,697	68,364
Getty Realty Corp. (REIT) (x)	16,946	468,388
InvenTrust Properties Corp. (REIT)	24,171	662,286
Kite Realty Group Trust (REIT)	71,620	1,622,193
Macerich Co. (The) (REIT)	82,779	1,339,364
NETSTREIT Corp. (REIT) (x)	26,211	443,752
Phillips Edison & Co., Inc. (REIT)	41,457	1,452,239
Saul Centers, Inc. (REIT)	4,136	141,203
SITE Centers Corp. (REIT)	19,520	220,771
Tanger, Inc. (REIT)	36,731	1,123,234
Urban Edge Properties (REIT)	40,617	757,913
Whitestone REIT (REIT)	16,162	201,702

		10,388,698

Specialized REITs (0.4%)
Farmland Partners, Inc. (REIT)	15,041	173,122
Four Corners Property Trust, Inc. (REIT)	32,699	879,930
Gladstone Land Corp. (REIT) (x)	13,404	136,319
Outfront Media, Inc. (REIT)	43,519	710,230
PotlatchDeltic Corp. (REIT)	25,479	977,629
Safehold, Inc. (REIT)	17,915	278,758
Smartstop Self Storage REIT, Inc. (REIT)	9,283	336,323
Uniti Group, Inc. (REIT)*	74,769	323,002

		3,815,313

Total Real Estate		50,489,275

Utilities (2.9%)
Electric Utilities (1.0%)
ALLETE, Inc.	19,022	1,218,740
Genie Energy Ltd., Class B	6,553	176,145
Hawaiian Electric Industries, Inc.*	56,913	604,985
MGE Energy, Inc.	12,053	1,065,967
Oklo, Inc., Class A (x)*	33,542	1,878,017
Otter Tail Corp.	12,352	952,216
Portland General Electric Co.	36,051	1,464,752
TXNM Energy, Inc.	30,392	1,711,677

		9,072,499

Gas Utilities (1.0%)
Brookfield Infrastructure Corp., Class A	39,424	1,640,038
Chesapeake Utilities Corp.	7,390	888,426
New Jersey Resources Corp.	32,736	1,467,228
Northwest Natural Holding Co.	13,202	524,383
ONE Gas, Inc.	19,411	1,394,875
RGC Resources, Inc.	2,880	64,454
Southwest Gas Holdings, Inc.	21,196	1,576,770
Spire, Inc.	18,906	1,379,949

		8,936,123

Independent Power and Renewable Electricity Producers (0.2%)
Montauk Renewables, Inc. (x)*	26,147	58,046
Ormat Technologies, Inc.	19,696	1,649,737

		1,707,783

Multi-Utilities (0.4%)
Avista Corp.	26,364	1,000,514
Black Hills Corp.	23,627	1,325,474
Northwestern Energy Group, Inc.	20,293	1,041,031
Unitil Corp.	5,279	275,300

		3,642,319

Water Utilities (0.3%)
American States Water Co.	12,486	957,177
Cadiz, Inc. (x)*	24,499	73,252
California Water Service Group	19,543	888,816
Consolidated Water Co. Ltd. (x)	4,227	126,894
Global Water Resources, Inc.	4,086	41,636
H2O America	9,933	516,218
Middlesex Water Co.	5,887	318,958
Pure Cycle Corp.*	6,878	73,732
York Water Co. (The)	4,176	131,962

		3,128,645

Total Utilities		26,487,369

Total Common Stocks (90.3%) (Cost $615,210,399)		832,576,411

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	10,401	—
Chinook Therapeutics, Inc., CVR (r)*	20,304	—
Icosavax, Inc., CVR *	6,876	2,063
Sanofi Aatd, Inc., CVR (r)*	11,170	5,424

		7,487

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Rights	Value (Note 1)
Health Care Equipment & Supplies (0.0%)†
Paragon 28, Inc., CVR (r)*	4,470	$302

Total Health Care		7,789

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	5,400	8,100

Total Materials		8,100

Total Rights (0.0%)† (Cost $13,075)		15,889

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Pulse Biosciences, Inc., expiring 6/27/29 (x)* (Cost $—)	436	891

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (7.9%)
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 day yield) (xx)	5,000,000	5,000,000
HSBC U.S. Government Money Market Fund, Intermediary Shares 4.23% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	32,352,104	32,352,104
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	33,755,571	33,762,321

Total Investment Companies		73,114,425

Total Short-Term Investments (7.9%) (Cost $73,114,324)		73,114,425

Total Investments in Securities (98.2%) (Cost $688,337,798)		905,707,616
Other Assets Less Liabilities (1.8%)		16,906,541

Net Assets (100%)		$922,614,157

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the market value or fair value, as applicable, of these securities amounted to $537,005 or 0.1% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $55,164,220. This was collateralized by $17,200,205 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/15/25 – 2/15/55 and by cash of $39,352,104 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	836	9/2025	USD	91,613,060	1,958,711

					1,958,711

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$21,927,629	$—	$—		$21,927,629
Consumer Discretionary	83,953,812	—	—		83,953,812
Consumer Staples	18,892,914	—	—		18,892,914
Energy	40,716,650	—	—		40,716,650
Financials	161,067,656	—	265		161,067,921
Health Care	132,318,975	—	—	(a)	132,318,975
Industrials	142,693,810	—	—		142,693,810
Information Technology	122,310,783	—	—		122,310,783
Materials	31,717,273	—	—		31,717,273
Real Estate	50,489,275	—	—		50,489,275
Utilities	26,487,369	—	—		26,487,369
Futures	1,958,711	—	—		1,958,711
Rights
Health Care	—	2,063	5,726		7,789
Materials	—	8,100	—		8,100
Short-Term Investments
Investment Companies	73,114,425	—	—		73,114,425
Warrants
Health Care	—	891	—		891

Total Assets	$907,649,282	$11,054	$5,991		$907,666,327

Total Liabilities	$—	$—	$—		$—

Total	$907,649,282	$11,054	$5,991		$907,666,327

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$1,958,711	*

Total		$1,958,711

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(41,009,359)	$(41,009,359)

Total	$(41,009,359)	$(41,009,359)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$7,863,736	$7,863,736

Total	$7,863,736	$7,863,736

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$79,585,000
Average notional value of contracts — short	93,467,000

Investment security transactions for the six months ended June 30, 2025 were as follows:

During the six months ended June 30, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 8%)*	Net Proceeds of Sales and Redemptions (affiliated 13%)*	Net Realized Gain (Loss)
$ 5,849,804	$18,256,245	$12,602,533

*	Represents percentage/amount of total Purchases and/or Sales.

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$76,934,097
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$141,932,028

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$346,038,951
Aggregate gross unrealized depreciation	(131,084,413)

Net unrealized appreciation	$214,954,538

Federal income tax cost of investments in securities and derivative instruments, if applicable	$692,711,789

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $688,337,798)	$905,707,616
Cash	46,814,279
Cash held as collateral at broker for futures	8,501,285
Receivable for securities sold	1,287,618
Dividends, interest and other receivables	1,053,142
Due from Custodian	380,932
Due from broker for futures variation margin	99,703
Securities lending income receivable	54,816
Receivable for Portfolio shares sold	6,971
Other assets	9,624

Total assets	963,915,986

LIABILITIES
Payable for return of collateral on securities loaned	39,352,104
Payable for securities purchased	855,666
Payable for Portfolio shares repurchased	576,945
Investment management fees payable	329,816
Administrative fees payable	88,377
Accrued expenses	98,921

Total liabilities	41,301,829

Commitments and contingent liabilities^
NET ASSETS	$922,614,157

Net assets were comprised of:
Paid in capital	$777,788,665
Total distributable earnings (loss)	144,825,492

Net assets	$922,614,157

Class K
Net asset value, offering and redemption price per share, $922,614,157 / 89,189,735 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.34

(x)	Includes value of securities on loan of $55,164,220.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $14,771 foreign withholding tax)	$6,810,523
Interest	1,177,351
Securities lending (net)	268,525

Total income	8,256,399

EXPENSES
Investment management fees	2,083,933
Administrative fees	576,466
Custodian fees	77,020
Professional fees	47,808
Printing and mailing expenses	37,134
Trustees’ fees	16,068
Miscellaneous	15,168

Gross expenses	2,853,597
Less: Waiver from investment manager	(75,907)

Net expenses	2,777,690

NET INVESTMENT INCOME (LOSS)	5,478,709

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	32,743,974
Futures contracts	(41,009,359)

Net realized gain (loss)	(8,265,385)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(57,196,680)
Futures contracts	7,863,736

Net change in unrealized appreciation (depreciation)	(49,332,944)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(57,598,329)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(52,119,620)

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,478,709	$11,070,771
Net realized gain (loss)	(8,265,385)	72,525,564
Net change in unrealized appreciation (depreciation)	(49,332,944)	22,838,120

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(52,119,620)	106,434,455

Distributions to shareholders:
Class K	—	(91,668,955)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 2,362,045 and 9,243,097 shares, respectively ]	21,755,245	100,680,220
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,965,374 shares, respectively ]	—	91,668,955
Capital shares repurchased [ (6,849,447) and (13,513,628) shares, respectively ]	(69,688,618)	(150,909,536)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(47,933,373)	41,439,639

TOTAL INCREASE (DECREASE) IN NET ASSETS	(100,052,993)	56,205,139
NET ASSETS:
Beginning of period	1,022,667,150	966,462,011

End of period	$922,614,157	$1,022,667,150

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class K	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021		2020
Net asset value, beginning of period	$10.92		$10.74	$9.50	$12.62	$13.23		$12.07

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.13	0.11	0.09	0.07	(aa)	0.08
Net realized and unrealized gain (loss)	(0.64)		1.09	1.45	(2.93)	1.77		2.14

Total from investment operations	(0.58)		1.22	1.56	(2.84)	1.84		2.22

Less distributions:
Dividends from net investment income	—		(0.18)	(0.15)	(0.10)	(0.09)		(0.12)
Distributions from net realized gains	—		(0.86)	(0.17)	(0.18)	(2.36)		(0.94)

Total dividends and distributions	—		(1.04)	(0.32)	(0.28)	(2.45)		(1.06)

Net asset value, end of period	$10.34		$10.92	$10.74	$9.50	$12.62		$13.23

Total return (b)	(5.31)%		11.00%	16.52%	(22.53)%	14.23%		18.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$922,614		$1,022,667	$966,462	$945,248	$1,311,458		$1,401,711
Ratio of expenses to average net assets:
After waivers (a)(f)	0.60%		0.60%	0.60%	0.60%	0.60	%(g)	0.60%
Before waivers (a)(f)	0.62%		0.62%	0.61%	0.60%	0.60	%(g)	0.61%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.18%		1.11%	1.09%	0.90%	0.46	%(bb)	0.74%
Before waivers (a)(f)	1.17%		1.10%	1.08%	0.90%	0.46	%(bb)	0.73%
Portfolio turnover rate^	9	%(z)	21%	10%	13%	19%		28%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $0.06.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for class K would have been 0.07% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.2%)
ANZ Group Holdings Ltd.	171,278	$3,287,108
APA Group	72,328	388,914
Aristocrat Leisure Ltd.	32,842	1,408,647
ASX Ltd.	11,122	510,639
BHP Group Ltd.	293,592	7,101,113
BlueScope Steel Ltd.	25,396	386,269
Brambles Ltd.	77,679	1,197,334
CAR Group Ltd.	21,990	541,569
Cochlear Ltd.	3,808	752,923
Coles Group Ltd.	78,044	1,070,440
Commonwealth Bank of Australia	96,791	11,769,129
Computershare Ltd.	30,675	805,329
Evolution Mining Ltd.	115,821	593,813
Fortescue Ltd.	98,587	991,443
Glencore plc	591,346	2,302,013
Goodman Group (REIT)	118,101	2,661,413
Insurance Australia Group Ltd.	139,648	829,941
Lottery Corp. Ltd. (The)	126,875	445,070
Macquarie Group Ltd.	20,794	3,130,301
Medibank Pvt Ltd.	154,801	514,506
National Australia Bank Ltd.	177,137	4,588,696
Northern Star Resources Ltd.	79,070	965,341
Origin Energy Ltd.	100,298	712,260
Pro Medicus Ltd.	3,481	653,124
Qantas Airways Ltd.	42,299	298,992
QBE Insurance Group Ltd.	87,716	1,350,311
REA Group Ltd.	3,077	487,023
Reece Ltd. (x)	11,507	108,677
Rio Tinto Ltd.	21,611	1,523,740
Rio Tinto plc	65,044	3,790,048
Santos Ltd.	187,885	947,209
Scentre Group (REIT)	302,958	709,835
SGH Ltd.	11,725	417,248
Sigma Healthcare Ltd.	267,081	525,580
Sonic Healthcare Ltd.	26,368	464,916
South32 Ltd.	250,207	479,201
Stockland (REIT)	139,141	490,846
Suncorp Group Ltd.	63,046	896,679
Telstra Group Ltd.	235,147	749,048
Transurban Group	180,780	1,663,345
Vicinity Ltd. (REIT)	212,810	345,950
Washington H Soul Pattinson & Co. Ltd. (x)	13,204	365,076
Wesfarmers Ltd.	66,066	3,685,043
Westpac Banking Corp.	197,806	4,408,099
WiseTech Global Ltd.	11,391	817,397
Woodside Energy Group Ltd.	110,541	1,719,143
Woolworths Group Ltd.	71,117	1,456,124

		75,306,865

Austria (0.2%)
Erste Group Bank AG	17,925	1,526,597
Mondi plc	26,345	430,153
OMV AG	8,841	480,930
Verbund AG	3,882	297,918

		2,735,598

Belgium (0.8%)
Ageas SA/NV	8,687	586,854
Anheuser-Busch InBev SA/NV	57,173	3,922,286
D’ieteren Group	1,288	276,737
Elia Group SA/NV, Class B	2,839	326,896
Groupe Bruxelles Lambert NV	5,057	430,683
KBC Group NV	13,369	1,380,471
Lotus Bakeries NV	23	221,349
Sofina SA	964	317,952
Syensqo SA	4,351	335,602
UCB SA	7,146	1,405,323

		9,204,153

Brazil (0.0%)†
Yara International ASA	9,616	354,897

Chile (0.0%)†
Antofagasta plc	22,958	570,233

China (0.5%)
BOC Hong Kong Holdings Ltd.	215,417	935,767
Prosus NV	75,679	4,231,764
SITC International Holdings Co. Ltd.	67,892	217,515
Wharf Holdings Ltd. (The)	68,262	207,831
Wilmar International Ltd.	116,045	261,934
Yangzijiang Shipbuilding Holdings Ltd.	161,500	281,974

		6,136,785

Denmark (2.1%)
AP Moller – Maersk A/S, Class A	166	306,643
AP Moller – Maersk A/S, Class B (x)	260	483,363
Carlsberg A/S, Class B	5,562	788,054
Coloplast A/S, Class B	7,343	697,462
Danske Bank A/S	40,155	1,637,582
Demant A/S*	5,369	223,957
DSV A/S	11,898	2,859,089
Genmab A/S*	3,681	764,241
Novo Nordisk A/S, Class B	187,496	13,013,340
Novonesis Novozymes B	20,514	1,470,757
Orsted A/S (m)*	9,690	416,133
Pandora A/S	4,774	838,159
ROCKWOOL A/S, Class B	5,610	262,531
Tryg A/S	20,474	528,841
Vestas Wind Systems A/S	58,792	882,008

		25,172,160

Finland (1.0%)
Elisa OYJ	8,320	461,410
Fortum OYJ	25,557	478,366
Kesko OYJ, Class B	15,876	391,602
Kone OYJ, Class B	19,787	1,302,457
Metso OYJ	35,482	458,920
Neste OYJ	22,538	305,840
Nokia OYJ	310,041	1,609,128
Nordea Bank Abp	180,717	2,684,361
Orion OYJ, Class B	6,114	459,847
Sampo OYJ, Class A	140,956	1,515,937
Stora Enso OYJ, Class R	33,258	361,362
UPM-Kymmene OYJ	31,074	847,740
Wartsila OYJ Abp	29,282	691,234

		11,568,204

France (8.6%)
Accor SA	11,258	587,876
Aeroports de Paris SA	2,011	252,046

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Air Liquide SA	33,455	$6,901,973
Airbus SE	34,369	7,176,365
Alstom SA*	19,747	460,567
Amundi SA (m)	3,760	304,279
Arkema SA	3,491	257,220
AXA SA	102,334	5,023,082
BioMerieux	2,259	312,400
BNP Paribas SA	58,813	5,287,356
Bollore SE	42,781	268,599
Bouygues SA	11,453	518,057
Bureau Veritas SA	18,399	627,220
Capgemini SE	9,118	1,557,917
Carrefour SA	30,486	429,855
Cie de Saint-Gobain SA	25,811	3,029,461
Cie Generale des Etablissements Michelin SCA	38,034	1,413,060
Covivio SA (REIT)	2,981	188,039
Credit Agricole SA	59,815	1,131,925
Danone SA	37,584	3,070,711
Dassault Aviation SA	1,159	409,846
Dassault Systemes SE	38,976	1,410,869
Edenred SE	14,080	436,034
Eiffage SA	3,994	561,039
Engie SA	106,333	2,495,705
EssilorLuxottica SA	17,180	4,713,239
Eurazeo SE	2,475	176,529
FDJ United (m)	6,084	238,649
Gecina SA (REIT)	2,639	290,033
Getlink SE	17,257	333,174
Hermes International SCA	1,828	4,950,420
Ipsen SA	2,072	246,756
Kering SA	4,334	942,222
Klepierre SA (REIT)	12,526	493,407
Legrand SA	15,268	2,041,291
L’Oreal SA	13,907	5,948,214
LVMH Moet Hennessy Louis Vuitton SE	15,911	8,332,854
Orange SA	108,403	1,649,159
Pernod Ricard SA	11,749	1,170,842
Publicis Groupe SA	13,325	1,501,811
Renault SA	11,100	511,634
Rexel SA	13,022	400,968
Safran SA	20,827	6,768,700
Sartorius Stedim Biotech	1,692	404,199
Societe Generale SA	41,243	2,358,665
Sodexo SA	5,233	321,772
Teleperformance SE	3,219	312,143
Thales SA	5,395	1,586,218
TotalEnergies SE	118,169	7,252,173
Unibail-Rodamco-Westfield (REIT)	7,063	675,074
Veolia Environnement SA	36,413	1,297,504
Vinci SA	28,800	4,244,013

		103,273,164

Germany (9.3%)
adidas AG	9,955	2,321,259
Allianz SE (Registered)	22,336	9,053,509
BASF SE	51,166	2,522,944
Bayer AG (Registered)	57,194	1,720,336
Bayerische Motoren Werke AG	16,877	1,500,165
Bayerische Motoren Werke AG (Preference) (q)	3,140	260,023
Beiersdorf AG	5,734	720,015
Brenntag SE	7,145	473,005
Commerzbank AG	51,390	1,621,123
Continental AG	6,488	566,312
Covestro AG*	10,454	743,783
CTS Eventim AG & Co. KGaA	3,632	450,934
Daimler Truck Holding AG	27,660	1,308,823
Deutsche Bank AG (Registered)	106,380	3,154,061
Deutsche Boerse AG	10,962	3,575,523
Deutsche Lufthansa AG (Registered)	33,645	284,559
Deutsche Post AG	55,889	2,581,369
Deutsche Telekom AG (Registered)	201,889	7,365,135
Dr Ing hc F Porsche AG (Preference) (m)(q)(x)	6,842	338,017
E.ON SE	130,706	2,405,705
Evonik Industries AG	14,698	302,986
Fresenius Medical Care AG	12,019	688,776
Fresenius SE & Co. KGaA	24,593	1,236,411
GEA Group AG	8,246	576,975
Hannover Rueck SE	3,510	1,104,766
Heidelberg Materials AG	7,722	1,814,223
Henkel AG & Co. KGaA	5,882	426,115
Henkel AG & Co. KGaA (Preference) (q)	9,854	773,757
Infineon Technologies AG	76,027	3,234,315
Knorr-Bremse AG	4,279	413,569
LEG Immobilien SE	4,335	384,768
Mercedes-Benz Group AG	42,043	2,460,875
Merck KGaA	7,524	974,919
MTU Aero Engines AG	3,134	1,392,507
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	7,728	5,012,221
Nemetschek SE	3,422	495,806
Porsche Automobil Holding SE (Preference) (q)	8,520	338,117
Rational AG	315	264,191
Rheinmetall AG	2,555	5,408,363
RWE AG	36,809	1,536,215
SAP SE	60,397	18,365,990
Sartorius AG (Preference) (q)	1,555	395,650
Scout24 SE (m)	4,367	602,375
Siemens AG (Registered)	43,958	11,269,988
Siemens Energy AG*	39,298	4,539,303
Siemens Healthineers AG (m)	19,573	1,085,016
Symrise AG, Class A	7,730	811,669
Talanx AG	3,623	469,022
Volkswagen AG (Preference) (q)	12,005	1,267,342
Vonovia SE	41,967	1,478,602
Zalando SE (m)*	12,593	414,608

		112,506,040

Hong Kong (1.7%)
AIA Group Ltd.	618,527	5,547,080
CK Asset Holdings Ltd.	112,005	493,681
CK Infrastructure Holdings Ltd.	33,550	222,030
CLP Holdings Ltd.	94,367	794,611
Futu Holdings Ltd. (ADR)	3,293	406,982
Hang Seng Bank Ltd.	43,915	657,890
Henderson Land Development Co. Ltd.	89,651	313,495
HKT Trust & HKT Ltd.	222,818	332,668

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Hong Kong & China Gas Co. Ltd.	651,709	$547,107
Hong Kong Exchanges & Clearing Ltd.	70,187	3,744,523
Hongkong Land Holdings Ltd.	61,146	352,812
Jardine Matheson Holdings Ltd.	9,160	417,421
Link REIT (REIT)	150,333	802,420
MTR Corp. Ltd.	87,972	316,029
Power Assets Holdings Ltd.	82,699	531,489
Prudential plc	150,171	1,881,163
Sino Land Co. Ltd.	203,952	216,944
Sun Hung Kai Properties Ltd.	83,431	957,071
Swire Pacific Ltd., Class A	20,085	172,067
Techtronic Industries Co. Ltd.	80,296	882,750
WH Group Ltd. (m)	491,535	472,753
Wharf Real Estate Investment Co. Ltd.	98,874	279,620

		20,342,606

Ireland (0.4%)
AerCap Holdings NV	10,647	1,245,699
AIB Group plc	121,082	996,260
Bank of Ireland Group plc	58,120	827,369
Kerry Group plc, Class A	8,960	989,478
Kingspan Group plc	9,003	765,687

		4,824,493

Israel (0.7%)
Azrieli Group Ltd.	2,641	242,828
Bank Hapoalim BM	73,220	1,404,708
Bank Leumi Le-Israel BM	87,429	1,625,391
Check Point Software Technologies Ltd.*	4,932	1,091,205
Elbit Systems Ltd.	1,557	692,452
ICL Group Ltd.	44,184	302,885
Israel Discount Bank Ltd., Class A	71,719	714,571
Mizrahi Tefahot Bank Ltd.	9,346	609,045
Nice Ltd.*	3,593	609,625
Teva Pharmaceutical Industries Ltd. (ADR)*	65,659	1,100,445
Wix.com Ltd.*	3,168	502,001

		8,895,156

Italy (2.9%)
Banca Mediolanum SpA	12,934	222,745
Banco BPM SpA	65,862	768,994
BPER Banca SpA	59,182	537,909
Coca-Cola HBC AG	12,663	661,206
Davide Campari-Milano NV (x)	34,448	231,701
DiaSorin SpA	1,401	149,947
Enel SpA	473,512	4,493,423
Eni SpA	125,397	2,032,509
Ferrari NV	7,258	3,557,472
FinecoBank Banca Fineco SpA	34,474	764,864
Generali	49,926	1,776,660
Infrastrutture Wireless Italiane SpA (m)	16,088	196,710
Intesa Sanpaolo SpA	874,039	5,036,162
Leonardo SpA	23,561	1,326,071
Mediobanca Banca di Credito Finanziario SpA (x)	28,275	657,305
Moncler SpA	13,416	764,725
Nexi SpA (m)	25,504	152,435
Poste Italiane SpA (m)(x)	26,614	571,823
Prysmian SpA	16,359	1,156,976
Recordati Industria Chimica e Farmaceutica SpA	6,864	431,763
Ryanair Holdings plc	49,175	1,391,375
Snam SpA (x)	117,401	711,100
Telecom Italia SpA*	571,671	281,885
Terna – Rete Elettrica Nazionale (x)	81,914	841,977
UniCredit SpA	81,379	5,455,415
Unipol Assicurazioni SpA	20,529	406,865

		34,580,017

Japan (19.7%)
Advantest Corp.	44,620	3,301,456
Aeon Co. Ltd. (x)	41,508	1,274,021
AGC, Inc. (x)	11,386	334,215
Aisin Corp.	29,954	384,188
Ajinomoto Co., Inc.	51,498	1,397,908
ANA Holdings, Inc.	8,912	174,675
Asahi Group Holdings Ltd. (x)	84,116	1,125,889
Asahi Kasei Corp.	72,586	517,661
Asics Corp.	37,900	968,522
Astellas Pharma, Inc.	105,278	1,035,563
Bandai Namco Holdings, Inc.	34,545	1,240,458
Bridgestone Corp. (x)	33,284	1,363,672
Canon, Inc. (x)	54,319	1,580,100
Capcom Co. Ltd.	19,852	680,045
Central Japan Railway Co.	45,025	1,010,526
Chiba Bank Ltd. (The) (x)	33,683	312,142
Chubu Electric Power Co., Inc.	37,539	464,268
Chugai Pharmaceutical Co. Ltd.	39,077	2,041,974
Concordia Financial Group Ltd.	57,501	374,223
Dai Nippon Printing Co. Ltd.	22,116	336,336
Daifuku Co. Ltd. (x)	18,539	479,165
Dai-ichi Life Holdings, Inc.	203,268	1,547,042
Daiichi Sankyo Co. Ltd.	99,324	2,320,928
Daikin Industries Ltd.	15,330	1,812,390
Daito Trust Construction Co. Ltd.	3,537	385,004
Daiwa House Industry Co. Ltd.	32,606	1,121,698
Daiwa Securities Group, Inc.	76,383	543,414
Denso Corp.	110,152	1,491,972
Dentsu Group, Inc. (x)	11,196	248,480
Disco Corp.	5,190	1,536,403
East Japan Railway Co.	52,829	1,140,186
Eisai Co. Ltd.	14,896	429,073
ENEOS Holdings, Inc.	155,322	771,298
FANUC Corp.	55,088	1,507,217
Fast Retailing Co. Ltd.	11,075	3,808,437
Fuji Electric Co. Ltd.	7,630	352,557
FUJIFILM Holdings Corp.	65,192	1,422,404
Fujikura Ltd.	14,600	767,589
Fujitsu Ltd.	100,810	2,460,659
Hankyu Hanshin Holdings, Inc.	12,754	347,180
Hikari Tsushin, Inc.	1,038	306,776
Hitachi Ltd.	264,885	7,734,741
Honda Motor Co. Ltd.	244,312	2,365,842
Hoshizaki Corp. (x)	6,426	222,046
Hoya Corp.	19,857	2,365,521
Hulic Co. Ltd. (x)	25,798	260,210
Idemitsu Kosan Co. Ltd.	49,230	299,130
IHI Corp.	8,500	923,162
Inpex Corp. (x)	51,276	721,044

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Isuzu Motors Ltd.	31,079	$395,057
ITOCHU Corp.	69,160	3,628,853
Japan Airlines Co. Ltd.	8,943	182,673
Japan Exchange Group, Inc.	56,482	572,841
Japan Post Bank Co. Ltd.	101,609	1,097,198
Japan Post Holdings Co. Ltd.	103,159	956,695
Japan Post Insurance Co. Ltd.	11,072	250,726
Japan Tobacco, Inc. (x)	69,900	2,061,978
JFE Holdings, Inc. (x)	33,600	391,286
Kajima Corp.	23,594	616,536
Kansai Electric Power Co., Inc. (The)	55,167	654,702
Kao Corp. (x)	27,089	1,214,636
Kawasaki Kisen Kaisha Ltd. (x)	20,055	284,660
KDDI Corp.	176,408	3,038,032
Keyence Corp.	11,244	4,516,183
Kikkoman Corp.	37,540	348,797
Kirin Holdings Co. Ltd. (x)	45,253	634,620
Kobe Bussan Co. Ltd.	8,563	266,276
Komatsu Ltd.	52,543	1,728,386
Konami Group Corp.	5,699	902,904
Kubota Corp. (x)	56,287	633,989
Kyocera Corp.	74,424	895,899
Kyowa Kirin Co. Ltd. (x)	12,825	219,576
Lasertec Corp. (x)	4,730	637,542
LY Corp.	166,579	613,545
M3, Inc.	24,381	336,158
Makita Corp.	13,794	426,546
Marubeni Corp.	82,208	1,662,942
MatsukiyoCocokara & Co.	19,335	398,435
Meiji Holdings Co. Ltd.	13,860	306,738
Minebea Mitsumi, Inc.	20,322	298,681
Mitsubishi Chemical Group Corp.	77,919	410,143
Mitsubishi Corp.	197,133	3,953,475
Mitsubishi Electric Corp.	108,748	2,349,328
Mitsubishi Estate Co. Ltd.	61,917	1,162,193
Mitsubishi HC Capital, Inc.	49,518	364,667
Mitsubishi Heavy Industries Ltd.	184,800	4,632,672
Mitsubishi UFJ Financial Group, Inc.	663,106	9,131,205
Mitsui & Co. Ltd.	142,790	2,922,136
Mitsui Fudosan Co. Ltd.	153,802	1,489,905
Mitsui OSK Lines Ltd. (x)	19,988	669,020
Mizuho Financial Group, Inc.	138,197	3,831,955
MonotaRO Co. Ltd.	14,999	296,324
MS&AD Insurance Group Holdings, Inc.	74,895	1,679,878
Murata Manufacturing Co. Ltd.	97,204	1,453,959
NEC Corp.	71,465	2,093,753
Nexon Co. Ltd. (x)	19,206	388,108
Nidec Corp.	48,662	947,862
Nintendo Co. Ltd.	63,773	6,146,795
Nippon Building Fund, Inc. (REIT) (x)	429	395,918
Nippon Paint Holdings Co. Ltd. (x)	53,748	432,955
Nippon Sanso Holdings Corp.	9,690	367,602
Nippon Steel Corp.	56,321	1,068,889
Nippon Telegraph & Telephone Corp.	1,739,620	1,860,362
Nippon Yusen KK (x)	25,324	912,336
Nissan Motor Co. Ltd.*	123,226	299,668
Nissin Foods Holdings Co. Ltd.	12,448	258,935
Nitori Holdings Co. Ltd.	4,608	445,425
Nitto Denko Corp.	40,545	785,954
Nomura Holdings, Inc.	174,987	1,156,818
Nomura Research Institute Ltd.	21,996	883,323
NTT Data Group Corp.	15,137	420,353
Obayashi Corp.	38,237	580,306
Obic Co. Ltd.	18,855	734,665
Olympus Corp.	65,428	779,202
Omron Corp.	9,737	263,296
Ono Pharmaceutical Co. Ltd.	21,262	230,183
Oracle Corp.	2,248	268,268
Oriental Land Co. Ltd.	62,958	1,453,230
ORIX Corp.	67,376	1,525,265
Osaka Gas Co. Ltd.	21,181	543,186
Otsuka Corp.	13,250	270,189
Otsuka Holdings Co. Ltd. (x)	25,738	1,278,098
Pan Pacific International Holdings Corp.	22,194	764,279
Panasonic Holdings Corp.	135,660	1,465,360
Rakuten Group, Inc.*	87,146	481,949
Recruit Holdings Co. Ltd.	81,735	4,844,333
Renesas Electronics Corp.	98,030	1,217,844
Resona Holdings, Inc.	117,152	1,083,618
Ricoh Co. Ltd.	30,699	291,097
Sanrio Co. Ltd.	10,300	498,388
SBI Holdings, Inc.	14,970	522,892
SCREEN Holdings Co. Ltd.	4,400	359,321
SCSK Corp.	9,387	283,425
Secom Co. Ltd.	24,400	878,200
Sekisui Chemical Co. Ltd.	21,393	388,032
Sekisui House Ltd.	34,684	766,634
Seven & i Holdings Co. Ltd.	128,943	2,080,029
SG Holdings Co. Ltd. (x)	17,599	196,332
Shimadzu Corp.	13,476	334,268
Shimano, Inc. (x)	4,338	629,741
Shin-Etsu Chemical Co. Ltd.	104,277	3,455,504
Shionogi & Co. Ltd.	44,023	792,998
Shiseido Co. Ltd. (x)	23,692	423,398
SMC Corp.	3,327	1,202,299
SoftBank Corp.	1,666,190	2,580,191
SoftBank Group Corp.	54,777	3,999,723
Sompo Holdings, Inc.	51,872	1,565,111
Sony Group Corp.	355,720	9,213,816
Subaru Corp.	33,296	581,619
Sumitomo Corp.	63,512	1,644,639
Sumitomo Electric Industries Ltd.	41,558	893,177
Sumitomo Metal Mining Co. Ltd. (x)	13,945	344,739
Sumitomo Mitsui Financial Group, Inc.	213,470	5,386,966
Sumitomo Mitsui Trust Group, Inc.	37,664	1,004,077
Sumitomo Realty & Development Co. Ltd.	17,547	678,339
Suntory Beverage & Food Ltd. (x)	8,580	274,670
Suzuki Motor Corp.	91,548	1,108,074
Sysmex Corp.	29,847	521,061
T&D Holdings, Inc.	28,355	624,182
Taisei Corp.	8,723	508,824
Takeda Pharmaceutical Co. Ltd.	92,609	2,845,699
TDK Corp.	113,170	1,332,452
Terumo Corp.	77,524	1,426,607
TIS, Inc.	12,816	430,567
Toho Co. Ltd. (x)	6,505	384,414
Tokio Marine Holdings, Inc.	104,592	4,438,469

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Tokyo Electron Ltd.	25,791	$4,957,431
Tokyo Gas Co. Ltd.	19,078	634,851
Tokyo Metro Co. Ltd. (x)	17,900	208,515
Tokyu Corp.	29,957	356,559
TOPPAN Holdings, Inc.	14,090	384,037
Toray Industries, Inc.	77,398	530,910
Toyota Industries Corp.	9,473	1,072,254
Toyota Motor Corp.	548,140	9,489,344
Toyota Tsusho Corp.	37,146	843,237
Trend Micro, Inc.	7,537	522,181
Unicharm Corp. (x)	65,036	469,914
West Japan Railway Co.	25,194	577,692
Yakult Honsha Co. Ltd.	14,456	272,295
Yamaha Motor Co. Ltd. (x)	53,714	402,655
Yokogawa Electric Corp.	13,248	354,648
Zensho Holdings Co. Ltd.	5,542	336,280
ZOZO, Inc. (x)	23,046	249,176

		237,329,640

Luxembourg (0.1%)
ArcelorMittal SA	27,191	860,636
CVC Capital Partners plc (m)	13,128	268,767
Eurofins Scientific SE	6,777	482,491

		1,611,894

Macau (0.1%)
Galaxy Entertainment Group Ltd.	121,282	538,434
Sands China Ltd.	148,946	310,037

		848,471

Netherlands (3.8%)
ABN AMRO Bank NV (CVA) (m)	25,884	708,589
Adyen NV (m)*	1,458	2,676,476
Aegon Ltd.	76,980	557,492
Akzo Nobel NV	9,943	695,714
Argenx SE*	3,525	1,950,738
ASM International NV	2,728	1,746,188
ASML Holding NV	22,779	18,181,718
ASR Nederland NV	8,411	558,598
BE Semiconductor Industries NV	4,680	700,402
Euronext NV (m)	4,552	778,030
EXOR NV	5,146	518,884
Heineken Holding NV	7,546	562,217
Heineken NV	16,766	1,461,859
IMCD NV	3,559	478,135
ING Groep NV	181,448	3,981,059
JDE Peet’s NV	10,551	301,268
Koninklijke Ahold Delhaize NV	52,573	2,198,457
Koninklijke KPN NV	226,403	1,103,036
Koninklijke Philips NV	47,054	1,131,270
NN Group NV	15,661	1,040,829
Randstad NV (x)	6,513	300,742
Universal Music Group NV	63,637	2,059,934
Wolters Kluwer NV	13,886	2,321,878

		46,013,513

New Zealand (0.3%)
Auckland International Airport Ltd.	96,017	453,293
Contact Energy Ltd.	46,535	255,289
Fisher & Paykel Healthcare Corp. Ltd.	34,126	749,894
Infratil Ltd.	53,543	345,953
Meridian Energy Ltd.	79,197	284,820
Xero Ltd.*	8,466	1,001,827

		3,091,076

Norway (0.5%)
Aker BP ASA	18,398	470,564
DNB Bank ASA	52,135	1,441,039
Equinor ASA	48,777	1,234,499
Gjensidige Forsikring ASA	11,699	296,439
Kongsberg Gruppen ASA	25,607	992,965
Mowi ASA	27,096	523,135
Norsk Hydro ASA	83,148	474,665
Orkla ASA	40,812	443,776
Salmar ASA	3,733	161,773
Telenor ASA	35,340	549,416

		6,588,271

Poland (0.0%)†
InPost SA*	13,271	220,419

Portugal (0.1%)
EDP SA	176,789	766,771
Galp Energia SGPS SA	24,292	445,532
Jeronimo Martins SGPS SA	16,486	417,135

		1,629,438

Singapore (1.6%)
CapitaLand Ascendas REIT (REIT)	209,665	441,921
CapitaLand Integrated Commercial Trust (REIT)	328,942	561,387
CapitaLand Investment Ltd.	128,879	268,604
DBS Group Holdings Ltd.	123,115	4,348,482
Genting Singapore Ltd.	331,669	186,507
Grab Holdings Ltd., Class A*	135,310	680,609
Keppel Ltd.	88,946	519,056
Oversea-Chinese Banking Corp. Ltd.	197,065	2,527,826
Sea Ltd. (ADR)*	22,126	3,538,832
Sembcorp Industries Ltd.	49,900	268,828
Singapore Airlines Ltd.	89,109	488,470
Singapore Exchange Ltd.	49,189	575,645
Singapore Technologies Engineering Ltd.	90,934	557,118
Singapore Telecommunications Ltd.	432,632	1,299,767
STMicroelectronics NV	39,418	1,204,225
United Overseas Bank Ltd.	73,374	2,077,439

		19,544,716

South Africa (0.2%)
Anglo American plc	64,017	1,889,268

South Korea (0.0%)†
Delivery Hero SE (m)*	10,504	284,212

Spain (2.9%)
Acciona SA (x)	1,337	240,648
ACS Actividades de Construccion y Servicios SA (x)	10,351	718,775
Aena SME SA (m)	43,750	1,167,790
Amadeus IT Group SA	26,227	2,208,310
Banco Bilbao Vizcaya Argentaria SA	333,014	5,121,135
Banco de Sabadell SA	315,859	1,005,695
Banco Santander SA	876,410	7,254,444
Bankinter SA (x)	38,994	508,937
CaixaBank SA (x)	225,274	1,951,469

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Cellnex Telecom SA (m)	28,604	$1,110,220
EDP Renovaveis SA	19,227	214,594
Endesa SA (x)	18,492	585,735
Grifols SA*	18,958	231,132
Iberdrola SA	335,266	6,433,354
Industria de Diseno Textil SA	62,787	3,267,550
Redeia Corp. SA (x)	23,626	505,119
Repsol SA (x)	67,384	987,028
Telefonica SA (x)	213,173	1,119,436

		34,631,371

Sweden (2.7%)
AddTech AB, Class B	14,391	489,795
Alfa Laval AB	16,845	708,277
Assa Abloy AB, Class B	58,351	1,820,674
Atlas Copco AB, Class A	156,377	2,526,422
Atlas Copco AB, Class B	90,870	1,291,364
Beijer Ref AB, Class B (x)	21,911	345,888
Boliden AB*	16,647	519,246
Epiroc AB, Class A	38,368	832,985
Epiroc AB, Class B	21,382	409,067
EQT AB (x)	21,677	723,796
Essity AB, Class B	35,401	980,357
Evolution AB (m)	8,514	676,376
Fastighets AB Balder, Class B*	41,111	305,305
H & M Hennes & Mauritz AB, Class B (x)	33,199	466,356
Hexagon AB, Class B	120,870	1,215,739
Holmen AB, Class B	4,707	186,670
Industrivarden AB, Class A	6,567	238,222
Industrivarden AB, Class C (x)	8,677	313,388
Indutrade AB	15,449	421,623
Investment AB Latour, Class B	8,899	234,400
Investor AB, Class B	99,482	2,941,590
L E Lundbergforetagen AB, Class B	4,648	231,690
Lifco AB, Class B	13,251	536,152
Nibe Industrier AB, Class B	88,231	376,205
Saab AB, Class B	18,648	1,039,931
Sagax AB, Class B	13,094	298,947
Sandvik AB	62,073	1,423,082
Securitas AB, Class B	28,225	422,141
Skandinaviska Enskilda Banken AB, Class A	92,384	1,612,172
Skanska AB, Class B	19,812	461,119
SKF AB, Class B	19,859	455,706
Svenska Cellulosa AB SCA, Class B	34,218	444,864
Svenska Handelsbanken AB, Class A	84,915	1,134,935
Swedbank AB, Class A	49,427	1,308,698
Swedish Orphan Biovitrum AB*	10,767	327,987
Tele2 AB, Class B	32,562	475,821
Telefonaktiebolaget LM Ericsson, Class B	161,719	1,383,540
Telia Co. AB	135,588	486,838
Trelleborg AB, Class B	11,192	416,525
Volvo AB, Class B	91,129	2,556,378

		33,040,271

Switzerland (4.4%)
ABB Ltd. (Registered)	92,072	5,489,856
Avolta AG	4,993	270,715
Baloise Holding AG (Registered)	2,400	566,236
Banque Cantonale Vaudoise (Registered)	1,867	215,183
Barry Callebaut AG (Registered) (x)	204	222,139
BKW AG	1,149	250,957
Chocoladefabriken Lindt & Spruengli AG	54	908,564
Chocoladefabriken Lindt & Spruengli AG (Registered)	6	999,685
Cie Financiere Richemont SA (Registered)	31,094	5,856,700
DSM-Firmenich AG	10,827	1,151,146
EMS-Chemie Holding AG (Registered) (x)	399	301,217
Galderma Group AG	6,422	930,783
Geberit AG (Registered)	1,946	1,530,410
Givaudan SA (Registered)	538	2,604,396
Helvetia Holding AG (Registered)	2,161	506,853
Julius Baer Group Ltd.	11,993	810,769
Kuehne + Nagel International AG (Registered) (x)	2,776	600,542
Logitech International SA (Registered)	8,855	797,279
Lonza Group AG (Registered)	4,205	2,994,297
Partners Group Holding AG	1,321	1,723,152
Sandoz Group AG	24,335	1,331,685
Schindler Holding AG	2,304	856,614
Schindler Holding AG (Registered)	1,367	495,321
SGS SA (Registered)	8,981	911,173
SIG Group AG	17,483	323,021
Sika AG (Registered)	8,876	2,409,592
Sonova Holding AG (Registered)	2,950	878,921
Straumann Holding AG (Registered)	6,498	848,028
Swatch Group AG (The) (x)	1,674	272,372
Swiss Life Holding AG (Registered)	1,672	1,691,281
Swiss Prime Site AG (Registered)	4,574	684,846
Swisscom AG (Registered)	1,491	1,057,014
Temenos AG (Registered)	3,185	227,801
UBS Group AG (Registered)	190,232	6,437,367
VAT Group AG (m)	1,572	663,115
Zurich Insurance Group AG	8,465	5,916,805

		53,735,835

United Arab Emirates (0.0%)
NMC Health plc (r)*	3,282	—

United Kingdom (10.2%)
3i Group plc	55,981	3,165,904
Admiral Group plc	15,071	676,472
Ashtead Group plc	24,656	1,580,179
Associated British Foods plc	19,060	538,429
AstraZeneca plc	89,687	12,458,617
Auto Trader Group plc (m)	51,568	583,550
Aviva plc	155,891	1,324,988
BAE Systems plc	175,266	4,538,520
Barclays plc	827,208	3,829,930
Barratt Redrow plc	82,035	513,368
British American Tobacco plc	114,578	5,446,450
BT Group plc	345,551	918,996
Bunzl plc	19,204	611,561
Centrica plc	294,783	653,686
CK Hutchison Holdings Ltd.	156,263	961,471
Coca-Cola Europacific Partners plc	13,325	1,235,494

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Compass Group plc	98,821	$3,346,403
Croda International plc	7,739	310,615
DCC plc	5,670	367,977
Diageo plc	128,147	3,215,470
Entain plc	33,258	411,321
Halma plc	22,103	970,870
Hikma Pharmaceuticals plc	9,116	248,760
HSBC Holdings plc	1,022,200	12,372,737
Imperial Brands plc	44,987	1,776,588
Informa plc	77,243	854,370
InterContinental Hotels Group plc	8,577	977,648
International Consolidated Airlines Group SA (x)	71,889	337,541
Intertek Group plc	9,376	610,036
J Sainsbury plc	104,058	413,936
JD Sports Fashion plc	162,272	197,662
Kingfisher plc	106,549	425,308
Land Securities Group plc (REIT)	40,601	351,662
Legal & General Group plc	330,938	1,156,551
Lloyds Banking Group plc	3,478,959	3,662,726
London Stock Exchange Group plc	27,567	4,024,267
M&G plc	128,661	453,879
Marks & Spencer Group plc	119,498	581,318
Melrose Industries plc	72,489	528,157
National Grid plc	282,305	4,113,376
NatWest Group plc	467,230	3,279,829
Next plc	6,608	1,128,367
Pearson plc	33,767	496,643
Phoenix Group Holdings plc	41,397	374,183
Reckitt Benckiser Group plc	39,294	2,672,574
RELX plc	106,847	5,774,143
Rentokil Initial plc	144,552	698,634
Rolls-Royce Holdings plc	490,351	6,512,725
Sage Group plc (The)	58,032	996,119
Schroders plc	41,380	205,276
Segro plc (REIT)	74,833	698,082
Severn Trent plc	16,003	600,565
Smith & Nephew plc	48,385	739,206
Smiths Group plc	19,303	595,106
Spirax Group plc	4,267	348,790
SSE plc	64,289	1,615,790
Standard Chartered plc	116,660	1,932,810
Tesco plc	384,837	2,119,853
Unilever plc	144,645	8,785,703
United Utilities Group plc	39,457	618,244
Vodafone Group plc	1,140,854	1,218,030
Whitbread plc	9,835	381,105
Wise plc, Class A*	39,544	564,513
WPP plc	62,808	441,930

		123,545,013

United States (9.2%)
Alcon AG	29,091	2,573,808
Amrize Ltd.*	30,404	1,516,656
BP plc	926,414	4,650,395
CSL Ltd.	27,951	4,405,462
CyberArk Software Ltd.*	2,729	1,110,376
Experian plc	52,774	2,717,958
Ferrovial SE	28,202	1,503,562
GSK plc	238,079	4,542,508
Haleon plc	519,732	2,671,008
Holcim AG	30,404	2,256,973
James Hardie Industries plc (CHDI) (x)*	31,200	856,280
Monday.com Ltd.*	2,165	680,849
Nestle SA (Registered)	151,539	15,055,541
Novartis AG (Registered)	109,963	13,328,051
QIAGEN NV*	12,564	605,088
Roche Holding AG (BMV Mexico Stock Exchange)	40,635	13,233,454
Roche Holding AG (OTC US Exchange)	1,864	646,039
Sanofi SA	64,213	6,218,340
Schneider Electric SE	31,630	8,412,983
Shell plc	346,225	12,135,400
Spotify Technology SA*	8,880	6,813,979
Stellantis NV	114,177	1,144,416
Swiss Re AG	17,560	3,035,294
Tenaris SA (x)	23,665	445,322

		110,559,742

Total Common Stocks (90.2%) (Cost $611,400,545)		1,090,033,521

SHORT-TERM INVESTMENTS:
Investment Companies (0.8%)
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 day yield) (xx)	4,000,000	4,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	5,354,047	5,354,047

Total Investment Companies		9,354,047

Total Short-Term Investments (0.8%) (Cost $9,354,047)		9,354,047

Total Investments in Securities (91.0%) (Cost $620,754,592)		1,099,387,568
Other Assets Less Liabilities (9.0%)		108,082,309

Net Assets (100%)		$1,207,469,877

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the market value or fair value, as applicable, of these securities amounted to $13,709,923 or 1.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $23,885,847. This was collateralized by $15,988,227 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/15/25 – 2/15/55 and by cash of $9,354,047 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israel New Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	694	9/2025	USD	43,548,081	(19,064)
FTSE 100 Index	223	9/2025	GBP	26,904,743	(351,698)
MSCI EAFE E-Mini Index	20	9/2025	USD	2,681,700	30,848
SPI 200 Index	77	9/2025	AUD	10,815,856	5,744
TOPIX Index	139	9/2025	JPY	27,562,550	635,837

					301,667

Forward Foreign Currency Contracts outstanding as of June 30, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	8,024,810	USD	5,247,528	HSBC Bank plc	9/19/2025	42,823
EUR	11,804,527	USD	13,668,246	HSBC Bank plc	9/19/2025	311,266
GBP	8,316,889	USD	11,313,140	HSBC Bank plc	9/19/2025	108,956

Total unrealized appreciation						463,045

JPY	1,620,028,180	USD	11,390,793	HSBC Bank plc	9/19/2025	(38,650)
USD	30,966,005	EUR	26,566,739	HSBC Bank plc	9/19/2025	(495,658)

Total unrealized depreciation						(534,308)

Net unrealized depreciation						(71,263)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 5,278,920, CHF 41,009, DKK 33,105, EUR 60,917,634, GBP 14,865,009, HKD 108,144, ILS 64,717, JPY 15,477,579, NOK 46,332, NZD 31,571, SEK 35,568 and SGD 53,268.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$75,306,865	$—		$75,306,865
Austria	—	2,735,598	—		2,735,598
Belgium	—	9,204,153	—		9,204,153
Brazil	—	354,897	—		354,897
Chile	—	570,233	—		570,233
China	—	6,136,785	—		6,136,785
Denmark	—	25,172,160	—		25,172,160
Finland	—	11,568,204	—		11,568,204
France	—	103,273,164	—		103,273,164
Germany	—	112,506,040	—		112,506,040
Hong Kong	824,403	19,518,203	—		20,342,606
Ireland	1,245,699	3,578,794	—		4,824,493
Israel	2,693,651	6,201,505	—		8,895,156
Italy	—	34,580,017	—		34,580,017
Japan	—	237,329,640	—		237,329,640
Luxembourg	—	1,611,894	—		1,611,894
Macau	—	848,471	—		848,471
Netherlands	—	46,013,513	—		46,013,513
New Zealand	—	3,091,076	—		3,091,076
Norway	—	6,588,271	—		6,588,271
Poland	—	220,419	—		220,419
Portugal	—	1,629,438	—		1,629,438
Singapore	4,219,441	15,325,275	—		19,544,716
South Africa	—	1,889,268	—		1,889,268
South Korea	—	284,212	—		284,212
Spain	—	34,631,371	—		34,631,371
Sweden	—	33,040,271	—		33,040,271
Switzerland	—	53,735,835	—		53,735,835
United Arab Emirates	—	—	—	(a)	— (a)
United Kingdom	1,235,494	122,309,519	—		123,545,013
United States	8,605,204	101,954,538	—		110,559,742
Forward Currency Contracts	—	463,045	—		463,045
Futures	672,429	—	—		672,429
Short-Term Investments
Investment Companies	9,354,047	—	—		9,354,047

Total Assets	$28,850,368	$1,071,672,674	$—		$1,100,523,042

Liabilities:
Forward Currency Contracts	$—	$(534,308)	$—		$(534,308)
Futures	(370,762)	—	—		(370,762)

Total Liabilities	$(370,762)	$(534,308)	$—		$(905,070)

Total	$28,479,606	$1,071,138,366	$—		$1,099,617,972

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	$463,045
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	672,429	*

Total		$1,135,474

	Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(534,308)
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	(370,762	)*

Total		$(905,070)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(14,636,220)	$(14,636,220)
Equity contracts	(41,137,734)	—	(41,137,734)

Total	$(41,137,734)	$(14,636,220)	$(55,773,954)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$112,738	$112,738
Equity contracts	1,367,256	—	1,367,256

Total	$1,367,256	$112,738	$1,479,994

^ The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$103,506,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$165,868,000
Average settlement value sold — in USD	196,082,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$463,045	$(463,045)	$—	$—

Total	$463,045	$(463,045)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$534,308	$(463,045)	$—	$71,263

Total	$534,308	$(463,045)	$—	$71,263

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$16,882,812
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$129,436,411

During the six months ended June 30, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 8%)*	Net Proceeds of Sales and Redemptions (affiliated 5%)*	Net Realized Gain (Loss)
$ 1,375,956	$6,213,163	$ (327,009)

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$532,426,391
Aggregate gross unrealized depreciation	(77,963,166)

Net unrealized appreciation	$454,463,225

Federal income tax cost of investments in securities and derivative instruments, if applicable	$645,154,747

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $620,754,592)	$1,099,387,568
Cash	6,110,713
Foreign cash (Cost $92,789,433)	96,952,856
Cash held as collateral at broker for futures	7,446,221
Dividends, interest and other receivables	8,187,746
Unrealized appreciation on forward foreign currency contracts	463,045
Due from broker for futures variation margin	357,917
Receivable for Portfolio shares sold	9,460
Securities lending income receivable	9,087
Other assets	33,960

Total assets	1,218,958,573

LIABILITIES
Payable for return of collateral on securities loaned	9,354,047
Payable for Portfolio shares repurchased	629,289
Unrealized depreciation on forward foreign currency contracts	534,308
Investment management fees payable	458,733
Payable for securities purchased	170,616
Administrative fees payable	117,411
Accrued expenses	224,292

Total liabilities	11,488,696

Commitments and contingent liabilities^
NET ASSETS	$1,207,469,877

Net assets were comprised of:
Paid in capital	$792,910,202
Total distributable earnings (loss)	414,559,675

Net assets	$1,207,469,877

Class K
Net asset value, offering and redemption price per share, $1,207,469,877 / 102,669,547 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.76

(x)	Includes value of securities on loan of $23,885,847.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,361,488 foreign withholding tax)	$21,291,022
Interest	485,764
Securities lending (net)	68,704

Total income	21,845,490

EXPENSES
Investment management fees	2,618,042
Administrative fees	725,042
Custodian fees	251,046
Professional fees	55,450
Printing and mailing expenses	45,027
Trustees’ fees	19,167
Recoupment fees	17,550
Miscellaneous	67,591

Gross expenses	3,798,915
Less: Waiver from investment manager	(17,550)

Net expenses	3,781,365

NET INVESTMENT INCOME (LOSS)	18,064,125

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	35,204,775
Futures contracts	(41,137,734)
Forward foreign currency contracts	(14,636,220)
Foreign currency transactions	(1,036,525)

Net realized gain (loss)	(21,605,704)

Change in unrealized appreciation (depreciation) on:
Investments in securities	141,239,104
Futures contracts	1,367,256
Forward foreign currency contracts	112,738
Foreign currency translations	12,094,586

Net change in unrealized appreciation (depreciation)	154,813,684

NET REALIZED AND UNREALIZED GAIN (LOSS)	133,207,980

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$151,272,105

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,064,125	$26,398,179
Net realized gain (loss)	(21,605,704)	43,250,979
Net change in unrealized appreciation (depreciation)	154,813,684	(29,703,479)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	151,272,105	39,945,679

Distributions to shareholders:
Class K	—	(59,739,329)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 884,636 and 659,582 shares, respectively ]	9,527,121	7,579,534
Capital shares issued in reinvestment of dividends [ 0 and 5,567,459 shares, respectively ]	—	59,739,329
Capital shares repurchased [ (7,803,180) and (15,798,067) shares, respectively ]	(86,405,347)	(175,122,545)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(76,878,226)	(107,803,682)

TOTAL INCREASE (DECREASE) IN NET ASSETS	74,393,879	(127,597,332)
NET ASSETS:
Beginning of period	1,133,075,998	1,260,673,330

End of period	$1,207,469,877	$1,133,075,998

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024	2023	2022		2021		2020
Net asset value, beginning of period	$10.34		$10.58	$9.26	$11.18		$11.03		$10.77

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17		0.24	0.22	0.22		0.23	(cc)	0.16	(aa)
Net realized and unrealized gain (loss)	1.25		0.09	1.36	(1.88)		0.96		0.52

Total from investment operations	1.42		0.33	1.58	(1.66)		1.19		0.68

Less distributions:
Dividends from net investment income	—		(0.34)	(0.26)	(0.26)		(0.32)		(0.22)
Distributions from net realized gains	—		(0.23)	—	—		(0.72)		(0.20)

Total dividends and distributions	—		(0.57)	(0.26)	(0.26)		(1.04)		(0.42)

Net asset value, end of period	$11.76		$10.34	$10.58	$9.26		$11.18		$11.03

Total return (b)	13.73%		2.91%	17.15%	(14.75)%		10.94%		6.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,207,470		$1,133,076	$1,260,673	$1,296,682		$1,593,960		$1,626,702
Ratio of expenses to average net assets:
After waivers (a)(f)	0.65%		0.65%	0.63%	0.67	%(g)	0.68	%(g)	0.63	%(g)
Before waivers (a)(f)	0.65%		0.65%	0.63%	0.67	%(g)	0.68	%(g)	0.63	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.10%		2.13%	2.23%	2.35%		1.97	%(dd)	1.61	%(bb)
Before waivers (a)(f)	3.10%		2.13%	2.23%	2.35%		1.97	%(dd)	1.61	%(bb)
Portfolio turnover rate^	2	%(z)	3%	2%	6%		3%		10%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.04%, 0.06% and 0.03% for the years ended December 31, 2022, 2021 and 2020, respectively.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $0.15.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for the class would have been 0.14% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $0.19.
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for the class would have been 0.33% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (8.8%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	1,014,214	$29,351,353
Verizon Communications, Inc.	590,278	25,541,329

		54,892,682

Entertainment (1.6%)
Electronic Arts, Inc.	33,103	5,286,549
Live Nation Entertainment, Inc. (x)*	22,101	3,343,439
Netflix, Inc.*	59,979	80,319,678
Take-Two Interactive Software, Inc.*	23,495	5,705,761
TKO Group Holdings, Inc., Class A	9,885	1,798,576
Walt Disney Co. (The)	253,485	31,434,675
Warner Bros Discovery, Inc.*	306,726	3,515,080

		131,403,758

Interactive Media & Services (5.9%)
Alphabet, Inc., Class A	817,894	144,137,460
Alphabet, Inc., Class C	660,258	117,123,167
Match Group, Inc.	35,724	1,103,514
Meta Platforms, Inc., Class A	305,345	225,372,091

		487,736,232

Media (0.4%)
Charter Communications, Inc., Class A*	13,430	5,490,318
Comcast Corp., Class A	528,845	18,874,478
Fox Corp., Class A	30,130	1,688,485
Fox Corp., Class B	18,843	972,864
Interpublic Group of Cos., Inc. (The)	56,440	1,381,651
News Corp., Class A	51,419	1,528,173
News Corp., Class B	12,365	424,243
Omnicom Group, Inc.	26,372	1,897,202
Paramount Global, Class B	84,371	1,088,386

		33,345,800

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.	67,239	16,020,364

Total Communication Services		723,398,836

Consumer Discretionary (9.4%)
Automobile Components (0.0%)†
Aptiv plc*	31,732	2,164,757

Automobiles (1.7%)
Ford Motor Co.	555,458	6,026,719
General Motors Co.	138,052	6,793,539
Tesla, Inc.*	394,100	125,189,806

		138,010,064

Broadline Retail (3.6%)
Amazon.com, Inc.*	1,328,824	291,530,697
eBay, Inc.	64,834	4,827,540

		296,358,237

Distributors (0.1%)
Genuine Parts Co.	19,924	2,416,980
LKQ Corp. (x)	37,567	1,390,355
Pool Corp.	4,995	1,455,943

		5,263,278

Hotels, Restaurants & Leisure (1.9%)
Airbnb, Inc., Class A*	60,391	7,992,145
Booking Holdings, Inc.	4,576	26,491,562
Caesars Entertainment, Inc.*	32,791	930,936
Carnival Corp.*	147,656	4,152,087
Chipotle Mexican Grill, Inc.*	189,445	10,637,337
Darden Restaurants, Inc.	16,267	3,545,718
Domino’s Pizza, Inc.	4,799	2,162,429
DoorDash, Inc., Class A*	48,453	11,944,149
Expedia Group, Inc.	17,329	2,923,056
Hilton Worldwide Holdings, Inc.	33,568	8,940,501
Las Vegas Sands Corp.	49,304	2,145,217
Marriott International, Inc., Class A	31,919	8,720,590
McDonald’s Corp.	100,483	29,358,118
MGM Resorts International*	29,882	1,027,642
Norwegian Cruise Line Holdings Ltd.*	64,834	1,314,833
Royal Caribbean Cruises Ltd.	34,536	10,814,603
Starbucks Corp.	159,274	14,594,277
Wynn Resorts Ltd.	11,410	1,068,775
Yum! Brands, Inc.	39,611	5,869,558

		154,633,533

Household Durables (0.2%)
DR Horton, Inc.	40,251	5,189,159
Garmin Ltd.	21,548	4,497,499
Lennar Corp., Class A	32,018	3,541,511
Mohawk Industries, Inc.*	7,860	824,042
NVR, Inc.*	408	3,013,349
PulteGroup, Inc.	28,437	2,998,966

		20,064,526

Leisure Products (0.0%)†
Hasbro, Inc.	18,294	1,350,463

Specialty Retail (1.6%)
AutoZone, Inc.*	2,342	8,694,043
Best Buy Co., Inc.	28,038	1,882,191
CarMax, Inc.*	22,613	1,519,820
Home Depot, Inc. (The)	139,288	51,068,552
Lowe’s Cos., Inc.	79,174	17,566,335
O’Reilly Automotive, Inc.*	120,703	10,878,961
Ross Stores, Inc.	45,583	5,815,479
TJX Cos., Inc. (The)	157,628	19,465,482
Tractor Supply Co.	75,779	3,998,858
Ulta Beauty, Inc.*	6,638	3,105,389
Williams-Sonoma, Inc.	16,912	2,762,914

		126,758,024

Textiles, Apparel & Luxury Goods (0.3%)
Deckers Outdoor Corp.*	22,120	2,279,908
Lululemon Athletica, Inc.*	16,037	3,810,070
NIKE, Inc., Class B	165,214	11,736,803
Ralph Lauren Corp.	5,778	1,584,790
Tapestry, Inc.	28,175	2,474,047

		21,885,618

Total Consumer Discretionary		766,488,500

Consumer Staples (5.0%)
Beverages (1.0%)
Brown-Forman Corp., Class B	28,282	761,069
Coca-Cola Co. (The)	545,952	38,626,104

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

Constellation Brands, Inc., Class A	21,837	$3,552,443
Keurig Dr Pepper, Inc.	187,903	6,212,073
Molson Coors Beverage Co., Class B	24,074	1,157,719
Monster Beverage Corp.*	96,856	6,067,060
PepsiCo, Inc.	192,310	25,392,612

		81,769,080

Consumer Staples Distribution & Retail (1.8%)
Costco Wholesale Corp.	62,243	61,616,836
Dollar General Corp.	30,629	3,503,345
Dollar Tree, Inc.*	27,928	2,765,989
Kroger Co. (The)	86,153	6,179,755
Sysco Corp.	69,018	5,227,423
Target Corp.	65,306	6,442,437
Walgreens Boots Alliance, Inc.	97,986	1,124,879
Walmart, Inc.	608,272	59,476,836

		146,337,500

Food Products (0.5%)
Archer-Daniels-Midland Co.	67,692	3,572,784
Bunge Global SA	18,745	1,504,849
Campbell’s Co. (The)	26,019	797,482
Conagra Brands, Inc.	69,620	1,425,121
General Mills, Inc.	77,792	4,030,404
Hershey Co. (The)	21,119	3,504,698
Hormel Foods Corp.	39,661	1,199,745
J M Smucker Co. (The)	13,895	1,364,489
Kellanova	38,944	3,097,216
Kraft Heinz Co. (The)	120,203	3,103,642
Lamb Weston Holdings, Inc.	20,910	1,084,184
McCormick & Co., Inc. (Non-Voting)	35,382	2,682,663
Mondelez International, Inc., Class A	181,376	12,231,997
Tyson Foods, Inc., Class A	41,297	2,310,154

		41,909,428

Household Products (0.9%)
Church & Dwight Co., Inc.	34,840	3,348,472
Clorox Co. (The)	16,632	1,997,004
Colgate-Palmolive Co.	113,505	10,317,605
Kimberly-Clark Corp.	47,346	6,103,846
Procter & Gamble Co. (The)	330,130	52,596,312

		74,363,239

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	33,470	2,704,376
Kenvue, Inc.	272,307	5,699,386

		8,403,762

Tobacco (0.7%)
Altria Group, Inc.	237,644	13,933,068
Philip Morris International, Inc.	219,195	39,921,985

		53,855,053

Total Consumer Staples		406,638,062

Energy (2.7%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	141,723	5,433,660
Halliburton Co.	117,561	2,395,893
Schlumberger NV	191,290	6,465,602

		14,295,155

Oil, Gas & Consumable Fuels (2.5%)
APA Corp. (x)	48,310	883,590
Chevron Corp.	228,416	32,706,887
ConocoPhillips	178,900	16,054,486
Coterra Energy, Inc.	101,423	2,574,116
Devon Energy Corp.	89,545	2,848,426
Diamondback Energy, Inc.	26,362	3,622,139
EOG Resources, Inc.	76,620	9,164,518
EQT Corp.	83,823	4,888,557
Expand Energy Corp.	29,323	3,429,032
Exxon Mobil Corp.	606,149	65,342,862
Hess Corp.	39,562	5,480,919
Kinder Morgan, Inc.	268,917	7,906,160
Marathon Petroleum Corp.	43,940	7,298,873
Occidental Petroleum Corp.	100,353	4,215,830
ONEOK, Inc.	86,186	7,035,363
Phillips 66	58,725	7,005,893
Targa Resources Corp.	31,138	5,420,503
Texas Pacific Land Corp.	2,562	2,706,471
Valero Energy Corp.	44,788	6,020,403
Williams Cos., Inc. (The)	170,439	10,705,274

		205,310,302

Total Energy		219,605,457

Financials (12.7%)
Banks (3.2%)
Bank of America Corp.	921,562	43,608,314
Citigroup, Inc.	263,204	22,403,924
Citizens Financial Group, Inc.	58,611	2,622,842
Fifth Third Bancorp	95,136	3,912,944
Huntington Bancshares, Inc.	203,722	3,414,381
JPMorgan Chase & Co.	390,846	113,310,164
KeyCorp	146,195	2,546,717
M&T Bank Corp.	23,341	4,527,921
PNC Financial Services Group, Inc. (The)	55,307	10,310,331
Regions Financial Corp.	130,181	3,061,857
Truist Financial Corp.	182,893	7,862,570
US Bancorp	217,748	9,853,097
Wells Fargo & Co.	457,661	36,667,799

		264,102,861

Capital Markets (3.1%)
Ameriprise Financial, Inc.	13,350	7,125,295
Bank of New York Mellon Corp. (The)	100,082	9,118,471
BlackRock, Inc.‡	20,414	21,419,389
Blackstone, Inc.	102,630	15,351,395
Cboe Global Markets, Inc.	14,248	3,322,776
Charles Schwab Corp. (The)	238,948	21,801,616
CME Group, Inc.	50,529	13,926,803
Coinbase Global, Inc., Class A*	29,224	10,242,720
FactSet Research Systems, Inc.	5,379	2,405,919
Franklin Resources, Inc. (x)	45,692	1,089,754
Goldman Sachs Group, Inc. (The)	43,153	30,541,536
Intercontinental Exchange, Inc.	80,565	14,781,261
Invesco Ltd.	69,423	1,094,801
KKR & Co., Inc.	94,655	12,591,955
MarketAxess Holdings, Inc.	5,143	1,148,638
Moody’s Corp.	21,656	10,862,433

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

Morgan Stanley	173,505	$24,439,914
MSCI, Inc.	11,026	6,359,135
Nasdaq, Inc.	59,234	5,296,704
Northern Trust Corp.	27,626	3,502,701
Raymond James Financial, Inc.	25,578	3,922,898
S&P Global, Inc.	44,169	23,289,872
State Street Corp.	39,601	4,211,170
T. Rowe Price Group, Inc.	32,331	3,119,941

		250,967,097

Consumer Finance (0.6%)
American Express Co.	77,821	24,823,342
Capital One Financial Corp.	89,322	19,004,149
Synchrony Financial	53,547	3,573,727

		47,401,218

Financial Services (3.9%)
Apollo Global Management, Inc.	62,376	8,849,283
Berkshire Hathaway, Inc., Class B*	257,892	125,276,197
Corpay, Inc.*	9,654	3,203,390
Fidelity National Information Services, Inc.	75,400	6,138,314
Fiserv, Inc.*	77,974	13,443,497
Global Payments, Inc.	33,618	2,690,785
Jack Henry & Associates, Inc.	9,763	1,759,000
Mastercard, Inc., Class A	114,194	64,170,176
PayPal Holdings, Inc.*	138,286	10,277,416
Visa, Inc., Class A	240,629	85,435,327

		321,243,385

Insurance (1.9%)
Aflac, Inc.	68,752	7,250,586
Allstate Corp. (The)	36,853	7,418,877
American International Group, Inc.	82,408	7,053,301
Aon plc, Class A	30,272	10,799,839
Arch Capital Group Ltd.	53,659	4,885,652
Arthur J Gallagher & Co.	36,332	11,630,600
Assurant, Inc.	6,917	1,366,038
Brown & Brown, Inc.	39,644	4,395,330
Chubb Ltd.	52,253	15,138,739
Cincinnati Financial Corp.	21,195	3,156,359
Erie Indemnity Co., Class A	3,473	1,204,402
Everest Group Ltd.	6,139	2,086,339
Globe Life, Inc.	12,149	1,509,999
Hartford Insurance Group, Inc. (The)	40,314	5,114,637
Loews Corp.	25,094	2,300,116
Marsh & McLennan Cos., Inc.	68,866	15,056,862
MetLife, Inc.	79,304	6,377,628
Principal Financial Group, Inc.	29,316	2,328,570
Progressive Corp. (The)	82,142	21,920,414
Prudential Financial, Inc.	50,672	5,444,200
Travelers Cos., Inc. (The)	31,640	8,464,966
W.R. Berkley Corp.	42,197	3,100,214
Willis Towers Watson plc	14,107	4,323,795

		152,327,463

Total Financials		1,036,042,024

Health Care (8.4%)
Biotechnology (1.4%)
AbbVie, Inc.	248,664	46,157,012
Amgen, Inc.	75,326	21,031,773

Biogen, Inc.*	20,129	2,528,001
Gilead Sciences, Inc.	174,749	19,374,422
Incyte Corp.*	22,865	1,557,106
Moderna, Inc.*	49,402	1,363,001
Regeneron Pharmaceuticals, Inc.	14,646	7,689,150
Vertex Pharmaceuticals, Inc.*	36,007	16,030,316

		115,730,781

Health Care Equipment & Supplies (2.1%)
Abbott Laboratories	244,990	33,321,090
Align Technology, Inc.*	9,313	1,763,230
Baxter International, Inc.	73,955	2,239,357
Becton Dickinson & Co.	39,848	6,863,818
Boston Scientific Corp.*	208,780	22,425,060
Cooper Cos., Inc. (The)*	28,611	2,035,959
Dexcom, Inc.*	55,924	4,881,606
Edwards Lifesciences Corp.*	83,766	6,551,339
GE HealthCare Technologies, Inc.	65,457	4,848,400
Hologic, Inc.*	30,431	1,982,884
IDEXX Laboratories, Inc.*	11,253	6,035,434
Insulet Corp.*	9,454	2,970,258
Intuitive Surgical, Inc.*	50,472	27,426,989
Medtronic plc	179,800	15,673,166
ResMed, Inc.	20,782	5,361,756
Solventum Corp.*	17,855	1,354,123
STERIS plc	13,739	3,300,383
Stryker Corp.	48,154	19,051,167
Zimmer Biomet Holdings, Inc.	26,665	2,432,115

		170,518,134

Health Care Providers & Services (1.6%)
Cardinal Health, Inc.	34,578	5,809,104
Cencora, Inc.	24,565	7,365,815
Centene Corp.*	69,533	3,774,251
Cigna Group (The)	37,570	12,419,891
CVS Health Corp.	176,787	12,194,767
DaVita, Inc.*	6,520	928,774
Elevance Health, Inc.	31,776	12,359,593
HCA Healthcare, Inc.	24,294	9,307,031
Henry Schein, Inc.*	16,690	1,219,205
Humana, Inc.	17,113	4,183,786
Labcorp Holdings, Inc.	11,459	3,008,102
McKesson Corp.	17,573	12,877,143
Molina Healthcare, Inc.*	8,059	2,400,776
Quest Diagnostics, Inc.	15,082	2,709,180
UnitedHealth Group, Inc.	127,578	39,800,509
Universal Health Services, Inc., Class B	8,156	1,477,459

		131,835,386

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	40,836	4,819,056
Bio-Techne Corp.	21,018	1,081,376
Charles River Laboratories International, Inc.*	6,650	1,009,005
Danaher Corp.	89,740	17,727,240
IQVIA Holdings, Inc.*	23,087	3,638,280
Mettler-Toledo International, Inc.*	2,932	3,444,279
Revvity, Inc.	17,319	1,675,094
Thermo Fisher Scientific, Inc.	53,043	21,506,815
Waters Corp.*	8,055	2,811,517
West Pharmaceutical Services, Inc.	9,844	2,153,867

		59,866,529

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

Pharmaceuticals (2.6%)
Bristol-Myers Squibb Co.	284,547	$13,171,681
Eli Lilly & Co.	110,483	86,124,813
Johnson & Johnson	337,592	51,567,178
Merck & Co., Inc.	354,702	28,078,210
Pfizer, Inc.	794,616	19,261,492
Viatris, Inc.	160,296	1,431,443
Zoetis, Inc.	62,639	9,768,552

		209,403,369

Total Health Care		687,354,199

Industrials (7.8%)
Aerospace & Defense (2.0%)
Axon Enterprise, Inc.*	10,401	8,611,404
Boeing Co. (The)*	106,242	22,260,886
GE Aerospace	150,495	38,735,908
General Dynamics Corp.	35,463	10,343,139
Howmet Aerospace, Inc.	56,579	10,531,049
Huntington Ingalls Industries, Inc.	5,907	1,426,304
L3Harris Technologies, Inc.	26,085	6,543,161
Lockheed Martin Corp.	29,375	13,604,738
Northrop Grumman Corp.	18,995	9,497,120
RTX Corp.	186,788	27,274,784
Textron, Inc.	26,434	2,122,386
TransDigm Group, Inc.	7,860	11,952,230

		162,903,109

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	17,210	1,651,299
Expeditors International of Washington, Inc.	19,214	2,195,200
FedEx Corp.	30,703	6,979,099
United Parcel Service, Inc., Class B	102,319	10,328,080

		21,153,678

Building Products (0.5%)
A.O. Smith Corp.	17,958	1,177,506
Allegion plc	12,176	1,754,805
Builders FirstSource, Inc.*	16,739	1,953,274
Carrier Global Corp.	112,561	8,238,340
Johnson Controls International plc	92,200	9,738,164
Lennox International, Inc.	4,487	2,572,128
Masco Corp.	28,463	1,831,879
Trane Technologies plc	31,450	13,756,544

		41,022,640

Commercial Services & Supplies (0.5%)
Cintas Corp.	48,022	10,702,663
Copart, Inc.*	125,506	6,158,579
Republic Services, Inc.	28,188	6,951,443
Rollins, Inc.	40,089	2,261,821
Veralto Corp.	35,399	3,573,529
Waste Management, Inc.	51,214	11,718,788

		41,366,823

Construction & Engineering (0.1%)
Quanta Services, Inc.	21,047	7,957,450

Electrical Equipment (0.8%)
AMETEK, Inc.	32,434	5,869,257
Eaton Corp. plc	55,414	19,782,244
Emerson Electric Co.	78,855	10,513,737

GE Vernova, Inc.	38,686	20,470,697
Generac Holdings, Inc.*	7,520	1,076,939
Hubbell, Inc., Class B	7,473	3,052,048
Rockwell Automation, Inc.	15,932	5,292,132

		66,057,054

Ground Transportation (0.9%)
CSX Corp.	268,679	8,766,996
JB Hunt Transport Services, Inc.	11,537	1,656,713
Norfolk Southern Corp.	31,556	8,077,389
Old Dominion Freight Line, Inc.	26,555	4,309,877
Uber Technologies, Inc.*	292,918	27,329,249
Union Pacific Corp.	84,732	19,495,139

		69,635,363

Industrial Conglomerates (0.4%)
3M Co.	76,060	11,579,374
Honeywell International, Inc.	91,177	21,233,300

		32,812,674

Machinery (1.4%)
Caterpillar, Inc.	66,144	25,677,762
Cummins, Inc.	19,602	6,419,655
Deere & Co.	35,515	18,059,022
Dover Corp.	18,793	3,443,441
Fortive Corp.	46,833	2,441,404
IDEX Corp.	10,436	1,832,249
Illinois Tool Works, Inc.	37,250	9,210,063
Ingersoll Rand, Inc.	55,832	4,644,106
Nordson Corp.	7,769	1,665,441
Otis Worldwide Corp.	56,698	5,614,236
PACCAR, Inc.	72,738	6,914,474
Parker-Hannifin Corp.	18,055	12,610,876
Pentair plc	22,262	2,285,417
Snap-on, Inc.	7,597	2,364,034
Stanley Black & Decker, Inc.	20,469	1,386,775
Westinghouse Air Brake Technologies Corp.	24,455	5,119,654
Xylem, Inc.	34,377	4,447,009

		114,135,618

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	91,038	4,477,249
Southwest Airlines Co.	78,370	2,542,323
United Airlines Holdings, Inc.*	46,753	3,722,941

		10,742,513

Professional Services (0.6%)
Automatic Data Processing, Inc.	57,051	17,594,528
Broadridge Financial Solutions, Inc.	16,566	4,026,035
Dayforce, Inc.*	23,560	1,304,989
Equifax, Inc.	17,554	4,552,981
Jacobs Solutions, Inc.	17,236	2,265,672
Leidos Holdings, Inc.	18,963	2,991,603
Paychex, Inc.	44,468	6,468,315
Paycom Software, Inc.	6,190	1,432,366
Verisk Analytics, Inc.	20,100	6,261,150

		46,897,639

Trading Companies & Distributors (0.2%)
Fastenal Co.	163,812	6,880,104
United Rentals, Inc.	9,035	6,806,969

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

W.W. Grainger, Inc.	6,280	$6,532,707

		20,219,780

Total Industrials		634,904,341

Information Technology (29.9%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	144,846	14,819,194
Cisco Systems, Inc.	558,456	38,745,677
F5, Inc.*	7,903	2,326,011
Juniper Networks, Inc.	46,122	1,841,652
Motorola Solutions, Inc.	23,333	9,810,593

		67,543,127

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	169,816	16,769,330
CDW Corp.	18,140	3,239,623
Corning, Inc.	109,512	5,759,236
Jabil, Inc.	15,183	3,311,412
Keysight Technologies, Inc.*	23,945	3,923,628
Ralliant Corp.*	15,611	756,977
TE Connectivity plc	41,835	7,056,310
Teledyne Technologies, Inc.*	6,581	3,371,512
Trimble, Inc.*	33,539	2,548,293
Zebra Technologies Corp., Class A*	7,095	2,187,814

		48,924,135

IT Services (1.0%)
Accenture plc, Class A	87,704	26,213,849
Akamai Technologies, Inc. (x)*	21,895	1,746,345
Cognizant Technology Solutions Corp., Class A	69,354	5,411,693
EPAM Systems, Inc.*	8,272	1,462,655
Gartner, Inc.*	10,909	4,409,636
GoDaddy, Inc., Class A*	19,901	3,583,374
International Business Machines Corp.	130,708	38,530,104
VeriSign, Inc.	11,500	3,321,200

		84,678,856

Semiconductors & Semiconductor Equipment (11.5%)
Advanced Micro Devices, Inc.*	227,221	32,242,660
Analog Devices, Inc.	69,563	16,557,385
Applied Materials, Inc.	113,956	20,861,925
Broadcom, Inc.	661,272	182,279,627
Enphase Energy, Inc.*	20,412	809,336
First Solar, Inc.*	14,656	2,426,154
Intel Corp.	617,530	13,832,672
KLA Corp.	18,633	16,690,323
Lam Research Corp.	179,993	17,520,519
Microchip Technology, Inc.	74,673	5,254,739
Micron Technology, Inc.	156,227	19,254,978
Monolithic Power Systems, Inc.	6,633	4,851,243
NVIDIA Corp.	3,429,812	541,875,998
NXP Semiconductors NV	35,390	7,732,361
ON Semiconductor Corp.*	59,394	3,112,840
QUALCOMM, Inc.	155,082	24,698,359
Skyworks Solutions, Inc.	20,294	1,512,309
Teradyne, Inc.	23,457	2,109,253
Texas Instruments, Inc.	127,645	26,501,655

		940,124,336

Software (10.4%)
Adobe, Inc.*	59,940	23,189,587
ANSYS, Inc.*	12,474	4,381,118
Autodesk, Inc.*	29,975	9,279,361
Cadence Design Systems, Inc.*	38,457	11,850,525
Crowdstrike Holdings, Inc., Class A*	35,037	17,844,694
Fair Isaac Corp.*	3,495	6,388,720
Fortinet, Inc.*	88,711	9,378,527
Gen Digital, Inc.	75,167	2,209,910
Intuit, Inc.	39,250	30,914,477
Microsoft Corp.	1,045,297	519,941,181
Oracle Corp.	228,741	50,009,645
Palantir Technologies, Inc., Class A*	299,155	40,780,810
Palo Alto Networks, Inc.*	92,839	18,998,573
PTC, Inc.*	16,624	2,864,980
Roper Technologies, Inc.	14,968	8,484,461
Salesforce, Inc.	135,097	36,839,601
ServiceNow, Inc.*	29,124	29,941,802
Synopsys, Inc.*	21,626	11,087,218
Tyler Technologies, Inc.*	6,081	3,605,060
Workday, Inc., Class A*	29,755	7,141,200

		845,131,450

Technology Hardware, Storage & Peripherals (5.6%)
Apple, Inc.	2,100,542	430,968,202
Dell Technologies, Inc., Class C	42,133	5,165,506
Hewlett Packard Enterprise Co.	178,502	3,650,366
HP, Inc.	128,637	3,146,461
NetApp, Inc.	28,928	3,082,279
Seagate Technology Holdings plc	29,086	4,197,982
Super Micro Computer, Inc. (x)*	70,476	3,454,029
Western Digital Corp. (x)	49,970	3,197,580

		456,862,405

Total Information Technology		2,443,264,309

Materials (1.7%)
Chemicals (1.1%)
Air Products and Chemicals, Inc.	30,991	8,741,321
Albemarle Corp.	17,616	1,103,995
CF Industries Holdings, Inc.	22,571	2,076,532
Corteva, Inc.	96,128	7,164,420
Dow, Inc.	98,564	2,609,975
DuPont de Nemours, Inc.	58,984	4,045,713
Eastman Chemical Co.	15,371	1,147,599
Ecolab, Inc.	35,171	9,476,474
International Flavors & Fragrances, Inc.	36,121	2,656,699
Linde plc	66,202	31,060,654
LyondellBasell Industries NV, Class A(x)	37,756	2,184,562
Mosaic Co. (The)	43,295	1,579,402
PPG Industries, Inc.	32,762	3,726,677
Sherwin-Williams Co. (The)	32,453	11,143,062

		88,717,085

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	8,748	4,802,302
Vulcan Materials Co.	18,078	4,715,104

		9,517,406

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

Containers & Packaging (0.2%)
Amcor plc	322,013	$2,959,299
Avery Dennison Corp.	11,232	1,970,879
Ball Corp.	40,391	2,265,531
International Paper Co.	73,596	3,446,501
Packaging Corp. of America	12,479	2,351,668
Smurfit WestRock plc	70,125	3,025,894

		16,019,772

Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	200,562	8,694,363
Newmont Corp.	158,837	9,253,844
Nucor Corp.	33,547	4,345,678
Steel Dynamics, Inc.	20,632	2,641,102

		24,934,987

Total Materials		139,189,250

Real Estate (1.8%)
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	22,351	1,623,353
Healthpeak Properties, Inc. (REIT)	97,703	1,710,779
Ventas, Inc. (REIT)	62,465	3,944,665
Welltower, Inc. (REIT)	87,372	13,431,698

		20,710,495

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	94,741	1,455,222

Industrial REITs (0.2%)
Prologis, Inc. (REIT)	129,963	13,661,711

Office REITs (0.0%)†
BXP, Inc. (REIT)	19,917	1,343,800

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	41,796	5,856,455
CoStar Group, Inc.*	58,079	4,669,552

		10,526,007

Residential REITs (0.2%)
AvalonBay Communities, Inc. (REIT)	19,961	4,062,064
Camden Property Trust (REIT)	15,159	1,708,268
Equity Residential (REIT)	48,141	3,249,036
Essex Property Trust, Inc. (REIT)	8,688	2,462,179
Invitation Homes, Inc. (REIT)	77,240	2,533,472
Mid-America Apartment Communities, Inc. (REIT)	16,231	2,402,350
UDR, Inc. (REIT)	40,047	1,635,119

		18,052,488

Retail REITs (0.2%)
Federal Realty Investment Trust (REIT)	9,805	931,377
Kimco Realty Corp. (REIT)	96,315	2,024,541
Realty Income Corp. (REIT)	127,007	7,316,873
Regency Centers Corp. (REIT)	24,147	1,719,991
Simon Property Group, Inc. (REIT)	42,535	6,837,927

		18,830,709

Specialized REITs (0.8%)
American Tower Corp. (REIT)	65,523	14,481,893
Crown Castle, Inc. (REIT)	61,857	6,354,570

Digital Realty Trust, Inc. (REIT)	44,071	7,682,897
Equinix, Inc. (REIT)	13,648	10,856,574
Extra Space Storage, Inc. (REIT)	30,102	4,438,239
Iron Mountain, Inc. (REIT)	41,560	4,262,809
Public Storage (REIT)	22,493	6,599,896
SBA Communications Corp. (REIT)	15,196	3,568,629
VICI Properties, Inc. (REIT), Class A	148,335	4,835,721
Weyerhaeuser Co. (REIT)	100,156	2,573,008

		65,654,236

Total Real Estate		150,234,668

Utilities (2.1%)
Electric Utilities (1.4%)
Alliant Energy Corp.	37,407	2,262,001
American Electric Power Co., Inc.	74,209	7,699,926
Constellation Energy Corp.	43,866	14,158,190
Duke Energy Corp.	108,810	12,839,580
Edison International	55,914	2,885,163
Entergy Corp.	61,175	5,084,866
Evergy, Inc.	31,895	2,198,522
Eversource Energy	49,527	3,150,908
Exelon Corp.	138,839	6,028,389
FirstEnergy Corp.	71,426	2,875,611
NextEra Energy, Inc.	288,346	20,016,979
NRG Energy, Inc.	28,344	4,551,480
PG&E Corp.	313,986	4,376,965
Pinnacle West Capital Corp.	16,372	1,464,803
PPL Corp.	104,515	3,542,013
Southern Co. (The)	156,057	14,330,714
Xcel Energy, Inc.	82,196	5,597,548

		113,063,658

Gas Utilities (0.0%)†
Atmos Energy Corp. (x)	22,806	3,514,632

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	95,557	1,005,260
Vistra Corp.	48,397	9,379,822

		10,385,082

Multi-Utilities (0.6%)
Ameren Corp.	37,196	3,572,304
CenterPoint Energy, Inc.	91,341	3,355,868
CMS Energy Corp.	41,211	2,855,098
Consolidated Edison, Inc.	49,592	4,976,557
Dominion Energy, Inc.	120,677	6,820,664
DTE Energy Co.	29,460	3,902,272
NiSource, Inc.	66,019	2,663,207
Public Service Enterprise Group, Inc.	70,680	5,949,842
Sempra	91,720	6,949,624
WEC Energy Group, Inc.	44,173	4,602,827

		45,648,263

Water Utilities (0.0%)†
American Water Works Co., Inc.	27,897	3,880,752

Total Utilities		176,492,387

Total Common Stocks (90.3%) (Cost $1,885,931,500)		7,383,612,033

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENTS:
Investment Companies (3.2%)
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	5,645,145	$5,645,145
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	254,242,674	254,293,523

Total Investment Companies		259,938,668

Total Short-Term Investments (3.2%) (Cost $259,935,613)		259,938,668

Total Investments in Securities (93.5%) (Cost $2,145,867,113)		7,643,550,701
Other Assets Less Liabilities (6.5%)		530,829,077

Net Assets (100%)		$8,174,379,778

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $16,759,112. This was collateralized by $11,385,104 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.875%, maturing 11/30/25 – 5/15/54 and by cash of $5,645,145 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
BlackRock, Inc.	20,414	22,740,015	—	(1,687,503)	789,452	(422,575)	21,419,389	221,857	—

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	2,542	9/2025	USD	794,851,625	24,239,289

					24,239,289

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$723,398,836	$—	$—	$723,398,836
Consumer Discretionary	766,488,500	—	—	766,488,500
Consumer Staples	406,638,062	—	—	406,638,062
Energy	219,605,457	—	—	219,605,457
Financials	1,036,042,024	—	—	1,036,042,024
Health Care	687,354,199	—	—	687,354,199
Industrials	634,904,341	—	—	634,904,341
Information Technology	2,443,264,309	—	—	2,443,264,309
Materials	139,189,250	—	—	139,189,250
Real Estate	150,234,668	—	—	150,234,668
Utilities	176,492,387	—	—	176,492,387
Futures	24,239,289	—	—	24,239,289
Short-Term Investments
Investment Companies	259,938,668	—	—	259,938,668

Total Assets	$7,667,789,990	$—	$—	$7,667,789,990

Total Liabilities	$—	$—	$—	$—

Total	$7,667,789,990	$—	$—	$7,667,789,990

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$24,239,289	*

Total		$24,239,289

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(255,358,230)	$(255,358,230)

Total	$(255,358,230)	$(255,358,230)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$48,076,318	$48,076,318

Total	$48,076,318	$48,076,318

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$764,070,000
Average notional value of contracts — short	1,250,371,000

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$46,861,397
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$632,220,123

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,691,567,390
Aggregate gross unrealized depreciation	(146,551,937)

Net unrealized appreciation	$5,545,015,453

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,122,774,537

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $4,237,969)	$21,419,389
Unaffiliated Issuers (Cost $2,141,629,144)	7,622,131,312
Cash	475,000,000
Cash held as collateral at broker for futures	61,194,800
Dividends, interest and other receivables	6,028,371
Due from broker for futures variation margin	3,824,039
Receivable for Portfolio shares sold	567,883
Securities lending income receivable	1,256
Other assets	85,012

Total assets	8,190,252,062

LIABILITIES
Payable for Portfolio shares repurchased	6,528,802
Payable for return of collateral on securities loaned	5,645,145
Investment management fees payable	2,664,772
Administrative fees payable	782,960
Distribution fees payable – Class IB	48,781
Accrued expenses	201,824

Total liabilities	15,872,284

Commitments and contingent liabilities^
NET ASSETS	$8,174,379,778

Net assets were comprised of:
Paid in capital	$2,517,711,305
Total distributable earnings (loss)	5,656,668,473

Net assets	$8,174,379,778

Class IB
Net asset value, offering and redemption price per share, $244,379,393 / 7,807,853 shares outstanding (unlimited amount authorized: $0.01 par value)	$31.30

Class K
Net asset value, offering and redemption price per share, $7,930,000,385 / 249,357,013 shares outstanding (unlimited amount authorized: $0.01 par value)	$31.80

(x)	Includes value of securities on loan of $16,759,112.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends ($221,857 of dividend income received from affiliates) (net of $11,983 foreign withholding tax)	$53,106,860
Interest	11,040,820
Securities lending (net)	6,759

Total income	64,154,439

EXPENSES
Investment management fees	16,124,654
Administrative fees	4,944,458
Distribution fees – Class IB	293,267
Printing and mailing expenses	276,710
Professional fees	191,114
Trustees’ fees	132,946
Custodian fees	80,606
Miscellaneous	86,293

Total expenses	22,130,048

NET INVESTMENT INCOME (LOSS)	42,024,391

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($789,452 realized gain (loss) from affiliates)	428,412,824
Futures contracts	(255,358,230)

Net realized gain (loss)	173,054,594

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(422,575) of change in unrealized appreciation (depreciation) from affiliates)	(48,753,320)
Futures contracts	48,076,318

Net change in unrealized appreciation (depreciation)	(677,002)

NET REALIZED AND UNREALIZED GAIN (LOSS)	172,377,592

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$214,401,983

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$42,024,391	$99,823,511
Net realized gain (loss)	173,054,594	1,376,637,160
Net change in unrealized appreciation (depreciation)	(677,002)	391,132,732

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	214,401,983	1,867,593,403

Distributions to shareholders:
Class IB	—	(40,410,599)
Class K	—	(1,336,934,923)

Total distributions to shareholders	—	(1,377,345,522)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 439,066 and 759,026 shares, respectively ]	12,948,822	24,676,718
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,271,462 shares, respectively ]	—	40,410,599
Capital shares repurchased [ (729,812) and (1,589,598) shares, respectively ]	(21,590,547)	(52,038,400)

Total Class IB transactions	(8,641,725)	13,048,917

Class K
Capital shares sold [ 7,697,809 and 2,769,451 shares, respectively ]	216,895,234	92,277,192
Capital shares issued in reinvestment of dividends and distributions [ 0 and 41,450,186 shares, respectively ]	—	1,336,934,923
Capital shares repurchased [ (21,163,013) and (61,766,538) shares, respectively ]	(634,243,091)	(2,047,190,900)

Total Class K transactions	(417,347,857)	(617,978,785)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(425,989,582)	(604,929,868)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(211,587,599)	(114,681,987)
NET ASSETS:
Beginning of period	8,385,967,377	8,500,649,364

End of period	$8,174,379,778	$8,385,967,377

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024	2023	2022	2021	2020
Net asset value, beginning of period	$30.52		$29.17	$24.92	$33.31	$28.90	$27.26

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.30	0.29	0.22	0.16	0.26
Net realized and unrealized gain (loss)	0.66		6.79	5.94	(6.85)	7.72	4.26

Total from investment operations	0.78		7.09	6.23	(6.63)	7.88	4.52

Less distributions:
Dividends from net investment income	—		(0.36)	(0.32)	(0.23)	(0.18)	(0.28)
Distributions from net realized gains	—		(5.38)	(1.66)	(1.53)	(3.29)	(2.60)

Total dividends and distributions	—		(5.74)	(1.98)	(1.76)	(3.47)	(2.88)

Net asset value, end of period	$31.30		$30.52	$29.17	$24.92	$33.31	$28.90

Total return (b)	2.56%		23.92%	25.27%	(20.01)%	27.63%	17.01%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$244,379		$247,132	$223,348	$195,213	$238,308	$221,395
Ratio of expenses to average net assets (a)(f)	0.80%		0.80%	0.81%	0.80%	0.78%	0.80%
Ratio of net investment income (loss) to average net assets (a)(f)	0.82%		0.92%	1.05%	0.77%	0.48%	0.95%
Portfolio turnover rate^	1	%(z)	2%	2%	3%	3%	6%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024	2023	2022	2021	2020
Net asset value, beginning of period	$30.97		$29.52	$25.20	$33.66	$29.17	$27.48

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.39	0.36	0.29	0.24	0.33
Net realized and unrealized gain (loss)	0.67		6.89	6.01	(6.91)	7.80	4.31

Total from investment operations	0.83		7.28	6.37	(6.62)	8.04	4.64

Less distributions:
Dividends from net investment income	—		(0.45)	(0.39)	(0.31)	(0.26)	(0.35)
Distributions from net realized gains	—		(5.38)	(1.66)	(1.53)	(3.29)	(2.60)

Total dividends and distributions	—		(5.83)	(2.05)	(1.84)	(3.55)	(2.95)

Net asset value, end of period	$31.80		$30.97	$29.52	$25.20	$33.66	$29.17

Total return (b)	2.68%		24.25%	25.55%	(19.80)%	27.92%	17.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,930,000		$8,138,835	$8,277,301	$7,271,965	$10,394,162	$9,303,913
Ratio of expenses to average net assets (a)(f)	0.55%		0.55%	0.56%	0.55%	0.53%	0.55%
Ratio of net investment income (loss) to average net assets (a)(f)	1.07%		1.17%	1.30%	1.01%	0.73%	1.20%
Portfolio turnover rate^	1	%(z)	2%	2%	3%	3%	6%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.1%)
Diversified Telecommunication Services (0.4%)
Frontier Communications Parent, Inc.*	53,588	$1,950,603
Iridium Communications, Inc.	26,186	790,032

		2,740,635

Entertainment (0.1%)
Warner Music Group Corp., Class A	34,815	948,360

Interactive Media & Services (0.1%)
ZoomInfo Technologies, Inc., Class A*	62,983	637,388

Media (0.5%)
EchoStar Corp., Class A (x)*	31,258	865,847
New York Times Co. (The), Class A	38,596	2,160,604
Nexstar Media Group, Inc., Class A	6,933	1,199,062

		4,225,513

Total Communication Services		8,551,896

Consumer Discretionary (12.0%)
Automobile Components (0.7%)
Autoliv, Inc.	17,053	1,908,231
Gentex Corp.	52,753	1,160,038
Goodyear Tire & Rubber Co. (The)*	68,874	714,223
Lear Corp.	12,741	1,210,140
Visteon Corp.*	6,325	590,123

		5,582,755

Automobiles (0.2%)
Harley-Davidson, Inc.	26,836	633,330
Thor Industries, Inc. (x)	12,503	1,110,391

		1,743,721

Broadline Retail (0.3%)
Macy’s, Inc.	66,996	781,173
Ollie’s Bargain Outlet Holdings, Inc.*	14,556	1,918,190

		2,699,363

Diversified Consumer Services (1.4%)
Duolingo, Inc., Class A*	9,359	3,837,377
Graham Holdings Co., Class B	828	783,429
Grand Canyon Education, Inc.*	6,751	1,275,939
H&R Block, Inc.	32,299	1,772,892
Service Corp. International	34,434	2,802,928

		10,472,565

Hotels, Restaurants & Leisure (3.1%)
Aramark	64,395	2,696,219
Boyd Gaming Corp.	14,899	1,165,549
Cava Group, Inc. (x)*	19,446	1,637,936
Choice Hotels International, Inc. (x)	5,228	663,329
Churchill Downs, Inc.	17,384	1,755,784
Hilton Grand Vacations, Inc. (x)*	14,072	584,410
Hyatt Hotels Corp., Class A (x)	10,452	1,459,622
Light & Wonder, Inc.*	20,303	1,954,367
Marriott Vacations Worldwide Corp. (x)	7,268	525,549
Planet Fitness, Inc., Class A*	20,078	2,189,506
Texas Roadhouse, Inc., Class A	15,844	2,969,324
Travel + Leisure Co.	15,992	825,347
Vail Resorts, Inc.	8,809	1,384,158
Wendy’s Co. (The)	41,575	474,786
Wingstop, Inc.	6,680	2,249,423
Wyndham Hotels & Resorts, Inc.	18,461	1,499,218

		24,034,527

Household Durables (1.6%)
KB Home	15,679	830,517
Somnigroup International, Inc.	49,751	3,385,556
Taylor Morrison Home Corp., Class A*	24,515	1,505,711
Toll Brothers, Inc.	23,763	2,712,071
TopBuild Corp.*	6,810	2,204,669
Whirlpool Corp.	13,171	1,335,803

		11,974,327

Leisure Products (0.5%)
Brunswick Corp.	15,677	865,997
Mattel, Inc.*	78,543	1,548,868
Polaris, Inc. (x)	12,141	493,532
YETI Holdings, Inc.*	19,788	623,718

		3,532,115

Specialty Retail (3.4%)
Abercrombie & Fitch Co., Class A*	12,006	994,697
AutoNation, Inc.*	6,169	1,225,472
Bath & Body Works, Inc.	51,794	1,551,748
Burlington Stores, Inc.*	15,037	3,498,208
Chewy, Inc., Class A*	51,960	2,214,535
Dick’s Sporting Goods, Inc.	13,469	2,664,303
Five Below, Inc.*	13,097	1,718,064
Floor & Decor Holdings, Inc., Class A*	25,650	1,948,374
GameStop Corp., Class A (x)*	97,240	2,371,684
Gap, Inc. (The)	52,652	1,148,340
Lithia Motors, Inc., Class A	6,271	2,118,469
Murphy USA, Inc.	4,313	1,754,528
Penske Automotive Group, Inc.	4,374	751,497
RH*	3,586	677,790
Valvoline, Inc.*	30,854	1,168,441

		25,806,150

Textiles, Apparel & Luxury Goods (0.8%)
Capri Holdings Ltd. (x)*	28,161	498,450
Columbia Sportswear Co.	6,942	424,017
Crocs, Inc.*	13,426	1,359,785
PVH Corp.	11,489	788,146
Skechers USA, Inc., Class A*	31,151	1,965,628
Under Armour, Inc., Class A*	41,484	283,336
Under Armour, Inc., Class C*	34,464	223,671
VF Corp.	78,680	924,490

		6,467,523

Total Consumer Discretionary		92,313,046

Consumer Staples (4.9%)
Beverages (0.5%)
Boston Beer Co., Inc. (The), Class A*	1,848	352,617
Celsius Holdings, Inc. (x)*	37,538	1,741,388
Coca-Cola Consolidated, Inc.	14,139	1,578,619

		3,672,624

Consumer Staples Distribution & Retail (3.0%)
Albertsons Cos., Inc., Class A	97,603	2,099,440
BJ’s Wholesale Club Holdings, Inc.*	31,482	3,394,704

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Casey’s General Stores, Inc.	8,892	$4,537,321
Maplebear, Inc.*	38,706	1,751,059
Performance Food Group Co.*	37,244	3,257,733
Sprouts Farmers Market, Inc.*	23,352	3,844,673
US Foods Holding Corp.*	54,953	4,231,931

		23,116,861

Food Products (0.9%)
Darling Ingredients, Inc.*	38,169	1,448,132
Flowers Foods, Inc. (x)	43,182	690,048
Ingredion, Inc.	15,404	2,089,091
Lancaster Colony Corp.	4,518	780,575
Pilgrim’s Pride Corp.	10,027	451,014
Post Holdings, Inc.*	10,857	1,183,739

		6,642,599

Personal Care Products (0.5%)
BellRing Brands, Inc.*	30,692	1,777,988
Coty, Inc., Class A*	85,119	395,803
e.l.f. Beauty, Inc. (x)*	13,423	1,670,358

		3,844,149

Total Consumer Staples		37,276,233

Energy (3.4%)
Energy Equipment & Services (0.5%)
ChampionX Corp.	44,291	1,100,188
NOV, Inc.	92,182	1,145,822
Valaris Ltd.*	15,241	641,799
Weatherford International plc	17,337	872,225

		3,760,034

Oil, Gas & Consumable Fuels (2.9%)
Antero Midstream Corp.	82,637	1,565,971
Antero Resources Corp.*	71,024	2,860,847
Chord Energy Corp.	13,131	1,271,737
Civitas Resources, Inc.	20,126	553,868
CNX Resources Corp.*	36,116	1,216,387
DT Midstream, Inc.	23,855	2,621,903
HF Sinclair Corp.	38,651	1,587,783
Matador Resources Co.	27,831	1,328,095
Murphy Oil Corp.	30,611	688,747
Ovintiv, Inc.	63,180	2,403,999
PBF Energy, Inc., Class A	22,809	494,271
Permian Resources Corp.	157,481	2,144,891
Range Resources Corp.	56,389	2,293,341
Viper Energy, Inc., Class A	31,060	1,184,318

		22,216,158

Total Energy		25,976,192

Financials (16.3%)
Banks (6.0%)
Associated Banc-Corp.	39,086	953,307
Bank OZK	25,434	1,196,924
Cadence Bank	44,590	1,425,988
Columbia Banking System, Inc.	51,060	1,193,783
Comerica, Inc.	31,490	1,878,378
Commerce Bancshares, Inc.	29,377	1,826,368
Cullen/Frost Bankers, Inc.	15,393	1,978,616
East West Bancorp, Inc.	33,497	3,382,527
First Financial Bankshares, Inc.	30,395	1,093,612
First Horizon Corp.	125,829	2,667,575
Flagstar Financial, Inc. (x)	73,205	775,973
FNB Corp.	86,574	1,262,249
Glacier Bancorp, Inc.	27,472	1,183,494
Hancock Whitney Corp.	20,929	1,201,325
Home BancShares, Inc.	44,369	1,262,742
International Bancshares Corp.	12,911	859,356
Old National Bancorp	78,147	1,667,657
Pinnacle Financial Partners, Inc.	18,805	2,076,260
Prosperity Bancshares, Inc.	22,847	1,604,773
SouthState Corp.	23,687	2,179,915
Synovus Financial Corp.	34,405	1,780,459
Texas Capital Bancshares, Inc.*	11,170	886,898
UMB Financial Corp.	16,802	1,766,898
United Bankshares, Inc.	33,837	1,232,682
Valley National Bancorp	114,778	1,024,968
Webster Financial Corp.	40,893	2,232,758
Western Alliance Bancorp	26,468	2,063,975
Wintrust Financial Corp.	16,392	2,032,280
Zions Bancorp NA	36,334	1,887,188

		46,578,928

Capital Markets (3.6%)
Affiliated Managers Group, Inc.	6,672	1,312,849
Carlyle Group, Inc. (The)	52,126	2,679,276
Evercore, Inc., Class A	8,753	2,363,485
Federated Hermes, Inc., Class B	19,893	881,658
Hamilton Lane, Inc., Class A	10,617	1,508,888
Houlihan Lokey, Inc., Class A	13,940	2,508,503
Interactive Brokers Group, Inc., Class A	107,624	5,963,446
Janus Henderson Group plc	32,733	1,271,350
Jefferies Financial Group, Inc.	42,777	2,339,474
Morningstar, Inc.	6,057	1,901,474
SEI Investments Co.	23,600	2,120,696
Stifel Financial Corp.	26,182	2,717,168

		27,568,267

Consumer Finance (0.8%)
Ally Financial, Inc.	69,704	2,714,971
FirstCash Holdings, Inc.	9,905	1,338,561
SLM Corp.	55,415	1,817,058

		5,870,590

Financial Services (1.2%)
Essent Group Ltd.	24,124	1,465,051
Euronet Worldwide, Inc.*	9,850	998,593
MGIC Investment Corp.	57,803	1,609,235
Shift4 Payments, Inc., Class A (x)*	16,377	1,623,124
Voya Financial, Inc.	24,571	1,744,541
Western Union Co. (The)	90,511	762,103
WEX, Inc.*	8,277	1,215,809

		9,418,456

Insurance (4.1%)
American Financial Group, Inc.	17,392	2,195,044
Brighthouse Financial, Inc.*	14,361	772,191
CNO Financial Group, Inc.	26,027	1,004,122
Fidelity National Financial, Inc.	63,140	3,539,628
First American Financial Corp.	24,048	1,476,307
Hanover Insurance Group, Inc. (The)	8,614	1,463,260
Kemper Corp.	13,867	894,976

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Kinsale Capital Group, Inc.	5,304	$2,566,606
Old Republic International Corp.	56,304	2,164,326
Primerica, Inc.	8,101	2,217,001
Reinsurance Group of America, Inc.	15,903	3,154,519
RenaissanceRe Holdings Ltd.	11,684	2,838,043
RLI Corp.	19,692	1,422,156
Ryan Specialty Holdings, Inc., Class A	26,300	1,788,137
Selective Insurance Group, Inc.	14,221	1,232,250
Unum Group	39,434	3,184,690

		31,913,256

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Annaly Capital Management, Inc. (REIT)	146,304	2,753,441
Starwood Property Trust, Inc. (REIT) (x)	78,986	1,585,249

		4,338,690

Total Financials		125,688,187

Health Care (7.7%)
Biotechnology (2.0%)
BioMarin Pharmaceutical, Inc.*	45,681	2,511,085
Cytokinetics, Inc. (x)*	29,017	958,722
Exelixis, Inc.*	65,534	2,888,411
Halozyme Therapeutics, Inc.*	29,805	1,550,456
Neurocrine Biosciences, Inc.*	23,634	2,970,557
Roivant Sciences Ltd. (x)*	97,301	1,096,582
Sarepta Therapeutics, Inc.*	23,167	396,156
United Therapeutics Corp.*	10,759	3,091,599

		15,463,568

Health Care Equipment & Supplies (1.3%)
Dentsply Sirona, Inc.	47,202	749,568
Envista Holdings Corp.*	40,478	790,940
Globus Medical, Inc., Class A*	27,115	1,600,327
Haemonetics Corp.*	12,028	897,409
Lantheus Holdings, Inc.*	16,544	1,354,292
LivaNova plc*	12,834	577,787
Masimo Corp.*	10,875	1,829,392
Penumbra, Inc.*	9,292	2,384,606

		10,184,321

Health Care Providers & Services (2.3%)
Acadia Healthcare Co., Inc.*	22,220	504,172
Amedisys, Inc.*	7,488	736,744
Chemed Corp.	3,456	1,682,830
Encompass Health Corp.	24,148	2,961,269
Ensign Group, Inc. (The)	13,432	2,072,021
HealthEquity, Inc.*	20,912	2,190,741
Hims & Hers Health, Inc. (x)*	46,776	2,331,784
Option Care Health, Inc.*	39,425	1,280,524
Tenet Healthcare Corp.*	22,342	3,932,192

		17,692,277

Health Care Technology (0.3%)
Doximity, Inc., Class A*	31,919	1,957,911

Life Sciences Tools & Services (1.5%)
Avantor, Inc.*	164,883	2,219,325
Bio-Rad Laboratories, Inc., Class A*	4,430	1,069,048
Bruker Corp.	27,325	1,125,790
Illumina, Inc.*	37,885	3,614,608
Medpace Holdings, Inc.*	5,718	1,794,651
Repligen Corp.*	12,518	1,556,989
Sotera Health Co.*	36,420	404,990

		11,785,401

Pharmaceuticals (0.3%)
Jazz Pharmaceuticals plc*	14,589	1,548,185
Perrigo Co. plc	31,795	849,562

		2,397,747

Total Health Care		59,481,225

Industrials (20.6%)
Aerospace & Defense (2.0%)
ATI, Inc.*	34,475	2,976,571
BWX Technologies, Inc.	21,832	3,145,118
Curtiss-Wright Corp.	8,987	4,390,599
Hexcel Corp.	18,691	1,055,855
Woodward, Inc.	14,188	3,477,337

		15,045,480

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	27,442	1,336,425

Building Products (2.0%)
AAON, Inc.	16,339	1,205,001
Advanced Drainage Systems, Inc.	17,269	1,983,518
Carlisle Cos., Inc.	10,320	3,853,488
Fortune Brands Innovations, Inc.	30,073	1,548,158
Owens Corning	20,394	2,804,583
Simpson Manufacturing Co., Inc.	9,990	1,551,547
Trex Co., Inc. (x)*	25,258	1,373,530
UFP Industries, Inc.	14,400	1,430,784

		15,750,609

Commercial Services & Supplies (1.6%)
Brink’s Co. (The)	10,690	954,510
Clean Harbors, Inc.*	12,158	2,810,687
MSA Safety, Inc.	8,998	1,507,435
RB Global, Inc.	44,441	4,719,190
Tetra Tech, Inc.	63,296	2,276,124

		12,267,946

Construction & Engineering (3.0%)
AECOM	32,244	3,639,058
API Group Corp.*	58,197	2,970,957
Comfort Systems USA, Inc.	8,453	4,532,583
EMCOR Group, Inc.	10,738	5,743,649
Fluor Corp.*	39,381	2,019,064
MasTec, Inc.*	14,732	2,510,774
Valmont Industries, Inc.	4,786	1,562,964

		22,979,049

Electrical Equipment (1.4%)
Acuity, Inc.	7,429	2,216,368
EnerSys	9,334	800,577
NEXTracker, Inc., Class A*	34,265	1,862,988
nVent Electric plc	39,478	2,891,764
Regal Rexnord Corp.	15,938	2,310,372
Sensata Technologies Holding plc	34,823	1,048,521

		11,130,590

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Ground Transportation (1.3%)
Avis Budget Group, Inc.*	4,118	$696,148
Knight-Swift Transportation Holdings, Inc., Class A	38,200	1,689,586
Landstar System, Inc.	7,663	1,065,310
Ryder System, Inc.	10,123	1,609,557
Saia, Inc.*	6,354	1,740,933
XPO, Inc.*	28,170	3,557,589

		10,359,123

Machinery (4.7%)
AGCO Corp.	14,652	1,511,500
Chart Industries, Inc.*	10,603	1,745,784
CNH Industrial NV	213,063	2,761,296
Crane Co.	11,579	2,198,736
Donaldson Co., Inc.	26,813	1,859,482
Esab Corp.	13,763	1,659,130
Flowserve Corp.	31,023	1,624,054
Graco, Inc.	38,675	3,324,890
ITT, Inc.	18,876	2,960,323
Lincoln Electric Holdings, Inc.	13,494	2,797,576
Middleby Corp. (The)*	12,774	1,839,456
Mueller Industries, Inc.	26,395	2,097,611
Oshkosh Corp.	15,342	1,741,931
RBC Bearings, Inc.*	7,506	2,888,309
Terex Corp.	15,721	734,013
Timken Co. (The)	15,030	1,090,426
Toro Co. (The)	23,625	1,669,815
Watts Water Technologies, Inc., Class A	6,430	1,581,073

		36,085,405

Marine Transportation (0.2%)
Kirby Corp.*	13,293	1,507,559

Passenger Airlines (0.4%)
Alaska Air Group, Inc.*	29,785	1,473,762
American Airlines Group, Inc. (x)*	164,352	1,844,029

		3,317,791

Professional Services (2.1%)
CACI International, Inc., Class A*	5,272	2,513,162
Concentrix Corp. (x)	11,219	592,980
ExlService Holdings, Inc.*	38,698	1,694,585
Exponent, Inc.	11,418	853,039
FTI Consulting, Inc.*	7,947	1,283,441
Genpact Ltd.	38,514	1,695,001
Insperity, Inc.	8,550	514,026
KBR, Inc.	31,367	1,503,734
ManpowerGroup, Inc.	10,950	442,380
Maximus, Inc.	13,496	947,419
Parsons Corp.*	11,063	793,992
Paylocity Holding Corp.*	10,402	1,884,738
Science Applications International Corp.	11,796	1,328,348

		16,046,845

Trading Companies & Distributors (1.7%)
Applied Industrial Technologies, Inc.	9,310	2,164,109
Core & Main, Inc., Class A*	46,592	2,811,827
GATX Corp.	8,648	1,327,987
MSC Industrial Direct Co., Inc., Class A (x)	10,223	869,159
Watsco, Inc.	8,327	3,677,370
WESCO International, Inc.	10,653	1,972,936

		12,823,388

Total Industrials		158,650,210

Information Technology (10.6%)
Communications Equipment (0.6%)
Ciena Corp.*	34,174	2,779,371
Lumentum Holdings, Inc. (x)*	16,831	1,599,955

		4,379,326

Electronic Equipment, Instruments & Components (3.0%)
Arrow Electronics, Inc.*	12,472	1,589,307
Avnet, Inc.	20,737	1,100,720
Belden, Inc.	9,833	1,138,661
Cognex Corp.	39,883	1,265,089
Coherent Corp.*	37,295	3,327,087
Crane NXT Co.	11,870	639,793
Fabrinet (x)*	8,571	2,525,702
Flex Ltd.*	92,417	4,613,457
IPG Photonics Corp.*	6,025	413,616
Littelfuse, Inc.	5,870	1,330,905
Novanta, Inc.*	8,396	1,082,496
TD SYNNEX Corp.	17,943	2,434,865
Vontier Corp.	36,104	1,332,238

		22,793,936

IT Services (0.9%)
ASGN, Inc.*	10,229	510,734
Kyndryl Holdings, Inc.*	56,058	2,352,194
Okta, Inc.*	39,901	3,988,903

		6,851,831

Semiconductors & Semiconductor Equipment (2.3%)
Allegro MicroSystems, Inc.*	31,514	1,077,464
Amkor Technology, Inc.	26,781	562,133
Cirrus Logic, Inc.*	12,521	1,305,377
Entegris, Inc.	36,311	2,928,482
Lattice Semiconductor Corp.*	32,825	1,608,097
MACOM Technology Solutions Holdings, Inc.*	14,259	2,043,172
MKS, Inc.	16,128	1,602,478
Onto Innovation, Inc.*	11,630	1,173,816
Power Integrations, Inc.	12,413	693,887
Rambus, Inc.*	25,522	1,633,918
Silicon Laboratories, Inc.*	7,880	1,161,197
Synaptics, Inc.*	9,094	589,473
Universal Display Corp.	10,561	1,631,252

		18,010,746

Software (3.2%)
Appfolio, Inc., Class A (x)*	5,609	1,291,640
BILL Holdings, Inc.*	22,787	1,054,127
Blackbaud, Inc.*	9,129	586,173
Commvault Systems, Inc.*	10,532	1,836,043
Docusign, Inc.*	48,369	3,767,461
Dolby Laboratories, Inc., Class A	14,224	1,056,274
Dropbox, Inc., Class A*	48,031	1,373,687
Dynatrace, Inc.*	71,914	3,970,372

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Guidewire Software, Inc.*	20,115	$4,736,077
Manhattan Associates, Inc.*	14,457	2,854,824
Pegasystems, Inc.	21,590	1,168,667
Qualys, Inc.*	8,407	1,201,108

		24,896,453

Technology Hardware, Storage & Peripherals (0.6%)
Pure Storage, Inc., Class A*	74,412	4,284,643

Total Information Technology		81,216,935

Materials (4.9%)
Chemicals (1.3%)
Ashland, Inc.	10,346	520,197
Avient Corp.	21,623	698,639
Axalta Coating Systems Ltd.*	52,339	1,553,945
Cabot Corp.	12,771	957,825
NewMarket Corp.	1,816	1,254,602
Olin Corp.	27,628	555,047
RPM International, Inc.	31,179	3,424,701
Scotts Miracle-Gro Co. (The)	10,005	659,930
Westlake Corp.	7,539	572,436

		10,197,322

Construction Materials (0.4%)
Eagle Materials, Inc.	7,997	1,616,274
Knife River Corp.*	13,494	1,101,650

		2,717,924

Containers & Packaging (1.2%)
AptarGroup, Inc.	15,819	2,474,566
Crown Holdings, Inc.	27,687	2,851,207
Graphic Packaging Holding Co. (x)	73,239	1,543,146
Greif, Inc., Class A	6,129	398,324
Silgan Holdings, Inc.	19,582	1,060,953
Sonoco Products Co.	23,175	1,009,503

		9,337,699

Metals & Mining (1.8%)
Alcoa Corp.	62,670	1,849,392
Carpenter Technology Corp.	11,858	3,277,314
Cleveland-Cliffs, Inc.*	116,216	883,242
Commercial Metals Co.	27,110	1,325,950
Reliance, Inc.	12,355	3,878,234
Royal Gold, Inc.	15,711	2,794,044

		14,008,176

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	14,642	1,259,065

Total Materials		37,520,186

Real Estate (6.2%)
Diversified REITs (0.4%)
WP Carey, Inc. (REIT)	52,462	3,272,580

Health Care REITs (0.6%)
Healthcare Realty Trust, Inc. (REIT), Class A	85,826	1,361,200
Omega Healthcare Investors, Inc. (REIT)	68,191	2,499,200
Sabra Health Care REIT, Inc. (REIT) (x)	57,318	1,056,944

		4,917,344

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)	48,851	499,746

Industrial REITs (0.9%)
EastGroup Properties, Inc. (REIT)	12,338	2,061,927
First Industrial Realty Trust, Inc. (REIT)	31,458	1,514,073
Rexford Industrial Realty, Inc. (REIT)	54,411	1,935,399
STAG Industrial, Inc. (REIT)	43,292	1,570,634

		7,082,033

Office REITs (0.6%)
COPT Defense Properties (REIT)	27,472	757,678
Cousins Properties, Inc. (REIT)	40,468	1,215,254
Kilroy Realty Corp. (REIT)	25,514	875,385
Vornado Realty Trust (REIT)	40,846	1,561,951

		4,410,268

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.*	11,492	2,939,424

Residential REITs (0.9%)
American Homes 4 Rent (REIT), Class A	76,438	2,757,119
Equity LifeStyle Properties, Inc. (REIT)	45,597	2,811,967
Independence Realty Trust, Inc. (REIT)	55,753	986,270

		6,555,356

Retail REITs (0.9%)
Agree Realty Corp. (REIT)	25,136	1,836,436
Brixmor Property Group, Inc. (REIT)	74,614	1,942,949
Kite Realty Group Trust (REIT)	50,787	1,150,326
NNN REIT, Inc. (REIT)	44,546	1,923,496

		6,853,207

Specialized REITs (1.4%)
CubeSmart (REIT)	53,664	2,280,720
EPR Properties (REIT)	18,294	1,065,808
Gaming and Leisure Properties, Inc. (REIT)	66,943	3,124,899
Lamar Advertising Co. (REIT), Class A (x)	21,834	2,649,774
National Storage Affiliates Trust (REIT)	16,517	528,379
PotlatchDeltic Corp. (REIT)	17,548	673,317
Rayonier, Inc. (REIT)	33,514	743,341

		11,066,238

Total Real Estate		47,596,196

Utilities (2.6%)
Electric Utilities (0.9%)
ALLETE, Inc.	13,655	874,876
IDACORP, Inc.	12,869	1,485,726
OGE Energy Corp.	50,609	2,246,027
Portland General Electric Co.	25,027	1,016,847
TXNM Energy, Inc.	22,394	1,261,230

		6,884,706

Gas Utilities (1.0%)
National Fuel Gas Co.	22,507	1,906,568
New Jersey Resources Corp.	24,599	1,102,527
ONE Gas, Inc.	13,588	976,434
Southwest Gas Holdings, Inc.	14,394	1,070,770
Spire, Inc.	14,359	1,048,063

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
UGI Corp.	52,042	$1,895,370

		7,999,732

Independent Power and Renewable Electricity Producers (0.2%)
Ormat Technologies, Inc.	13,694	1,147,009

Multi-Utilities (0.2%)
Black Hills Corp.	17,085	958,469
Northwestern Energy Group, Inc.	15,078	773,501

		1,731,970

Water Utilities (0.3%)
Essential Utilities, Inc.	60,947	2,263,572

Total Utilities		20,026,989

Total Common Stocks (90.3%) (Cost $473,458,558)		694,297,295

SHORT-TERM INVESTMENTS:
Investment Companies (4.7%)
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	3,328,838	3,328,838
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	33,027,398	33,034,004

Total Investment Companies		36,362,842

Total Short-Term Investments (4.7%) (Cost $36,362,633)		36,362,842

Total Investments in Securities (95.0%) (Cost $509,821,191)		730,660,137
Other Assets Less Liabilities (5.0%)		38,454,514

Net Assets (100%)		$769,114,651

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $28,757,684. This was collateralized by $26,092,822 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.000%, maturing 7/15/25 - 5/15/54 and by cash of $3,328,838 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	241	9/2025	USD	75,324,550	1,686,779

					1,686,779

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$8,551,896	$—	$—	$8,551,896
Consumer Discretionary	92,313,046	—	—	92,313,046
Consumer Staples	37,276,233	—	—	37,276,233
Energy	25,976,192	—	—	25,976,192
Financials	125,688,187	—	—	125,688,187

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Health Care	$59,481,225	$—	$—	$59,481,225
Industrials	158,650,210	—	—	158,650,210
Information Technology	81,216,935	—	—	81,216,935
Materials	37,520,186	—	—	37,520,186
Real Estate	47,596,196	—	—	47,596,196
Utilities	20,026,989	—	—	20,026,989
Futures	1,686,779	—	—	1,686,779
Short-Term Investments
Investment Companies	36,362,842	—	—	36,362,842

Total Assets	$732,346,916	$—	$—	$732,346,916

Total Liabilities	$—	$—	$—	$—

Total	$732,346,916	$—	$—	$732,346,916

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$1,686,779	*

Total		$1,686,779

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(31,690,226)	$(31,690,226)

Total	$(31,690,226)	$(31,690,226)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$6,271,327	$6,271,327

Total	$6,271,327	$6,271,327

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$76,726,000
Average notional value of contracts — short	106,024,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$39,165,516
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$104,911,397

During the six months ended June 30, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 26%)*	Net Proceeds of Sales and Redemptions (affiliated 12%)*	Net Realized Gain (Loss)
$ 10,278,070	$12,606,810	$ 1,327,672

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$277,046,903
Aggregate gross unrealized depreciation	(50,073,471)

Net unrealized appreciation	$226,973,432

Federal income tax cost of investments in securities and derivative instruments, if applicable	$505,373,484

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $509,821,191)	$730,660,137
Cash	36,556,130
Cash held as collateral at broker for futures	5,271,100
Dividends, interest and other receivables	906,243
Receivable for Portfolio shares sold	86,756
Securities lending income receivable	5,488
Other assets	8,149

Total assets	773,494,003

LIABILITIES
Payable for return of collateral on securities loaned	3,328,838
Payable for Portfolio shares repurchased	554,363
Investment management fees payable	279,070
Administrative fees payable	74,469
Distribution fees payable – Class IB	59,308
Due to broker for futures variation margin	19,992
Accrued expenses	63,312

Total liabilities	4,379,352

Commitments and contingent liabilities^
NET ASSETS	$769,114,651

Net assets were comprised of:
Paid in capital	$549,313,959
Total distributable earnings (loss)	219,800,692

Net assets	$769,114,651

Class IB
Net asset value, offering and redemption price per share, $293,867,201 / 13,136,528 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.37

Class K
Net asset value, offering and redemption price per share, $475,247,450 / 20,888,530 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.75

(x)	Includes value of securities on loan of $28,757,684.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $4,117 foreign withholding tax)	$6,364,926
Interest	889,056
Securities lending (net)	16,846

Total income	7,270,828

EXPENSES
Investment management fees	1,757,134
Administrative fees	486,371
Distribution fees – Class IB	370,506
Professional fees	45,179
Printing and mailing expenses	32,110
Custodian fees	31,500
Trustees’ fees	13,469
Miscellaneous	14,501

Gross expenses	2,750,770
Less: Waiver from investment manager	(37,978)

Net expenses	2,712,792

NET INVESTMENT INCOME (LOSS)	4,558,036

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	28,697,570
Futures contracts	(31,690,226)

Net realized gain (loss)	(2,992,656)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(36,432,362)
Futures contracts	6,271,327

Net change in unrealized appreciation (depreciation)	(30,161,035)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(33,153,691)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(28,595,655)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,558,036	$9,811,473
Net realized gain (loss)	(2,992,656)	78,111,831
Net change in unrealized appreciation (depreciation)	(30,161,035)	20,222,906

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(28,595,655)	108,146,210

Distributions to shareholders:
Class IB	—	(32,236,449)
Class K	—	(53,032,711)

Total distributions to shareholders	—	(85,269,160)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 363,188 and 525,987 shares, respectively ]	7,912,541	12,713,930
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,318,487 shares, respectively ]	—	32,236,449
Capital shares repurchased [ (1,180,549) and (2,511,652) shares, respectively ]	(26,260,276)	(60,823,677)

Total Class IB transactions	(18,347,735)	(15,873,298)

Class K
Capital shares sold [ 372,319 and 165,657 shares, respectively ]	7,838,551	4,038,109
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,135,267 shares, respectively ]	—	53,032,711
Capital shares repurchased [ (1,829,741) and (2,913,329) shares, respectively ]	(40,679,849)	(72,485,961)

Total Class K transactions	(32,841,298)	(15,415,141)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(51,189,033)	(31,288,439)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(79,784,688)	(8,411,389)
NET ASSETS:
Beginning of period	848,899,339	857,310,728

End of period	$769,114,651	$848,899,339

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024	2023	2022	2021	2020
Net asset value, beginning of period	$23.16		$22.62	$20.34	$24.94	$22.98	$21.77

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.23	0.22	0.15	0.08	0.13
Net realized and unrealized gain (loss)	(0.90)		2.77	2.91	(4.03)	5.25	2.70

Total from investment operations	(0.79)		3.00	3.13	(3.88)	5.33	2.83

Less distributions:
Dividends from net investment income	—		(0.26)	(0.26)	(0.16)	(0.11)	(0.12)
Distributions from net realized gains	—		(2.20)	(0.59)	(0.56)	(3.26)	(1.50)

Total dividends and distributions	—		(2.46)	(0.85)	(0.72)	(3.37)	(1.62)

Net asset value, end of period	$22.37		$23.16	$22.62	$20.34	$24.94	$22.98

Total return (b)	(3.41)%		12.88%	15.44%	(15.50)%	23.63%	13.47%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$293,867		$323,181	$330,710	$319,557	$427,324	$396,119
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%		0.85%	0.85%	0.85%	0.84%	0.85%
Before waivers (a)(f)	0.86%		0.86%	0.86%	0.85%	0.84%	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.01%		0.97%	1.04%	0.70%	0.32%	0.65%
Before waivers (a)(f)	1.00%		0.96%	1.03%	0.70%	0.32%	0.64%
Portfolio turnover rate^	5	%(z)	15%	18%	19%	17%	22%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024	2023	2022	2021	2020
Net asset value, beginning of period	$23.53		$22.94	$20.61	$25.27	$23.23	$21.98

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.30	0.28	0.22	0.15	0.18
Net realized and unrealized gain (loss)	(0.92)		2.81	2.95	(4.10)	5.32	2.74

Total from investment operations	(0.78)		3.11	3.23	(3.88)	5.47	2.92

Less distributions:
Dividends from net investment income	—		(0.32)	(0.31)	(0.22)	(0.17)	(0.17)
Distributions from net realized gains	—		(2.20)	(0.59)	(0.56)	(3.26)	(1.50)

Total dividends and distributions	—		(2.52)	(0.90)	(0.78)	(3.43)	(1.67)

Net asset value, end of period	$22.75		$23.53	$22.94	$20.61	$25.27	$23.23

Total return (b)	(3.31)%		13.17%	15.74%	(15.32)%	24.00%	13.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$475,247		$525,718	$526,601	$521,449	$497,765	$489,812
Ratio of expenses to average net assets:
After waivers (a)(f)	0.60%		0.60%	0.60%	0.60%	0.59%	0.60%
Before waivers (a)(f)	0.61%		0.61%	0.61%	0.60%	0.59%	0.61%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.26%		1.22%	1.29%	0.98%	0.56%	0.88%
Before waivers (a)(f)	1.25%		1.21%	1.28%	0.98%	0.56%	0.88%
Portfolio turnover rate^	5	%(z)	15%	18%	19%	17%	22%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.4%)
Diversified Telecommunication Services (0.4%)
Anterix, Inc.*	14,858	$381,108
AST SpaceMobile, Inc., Class A*	11,301	528,096
ATN International, Inc.	12,388	201,305
Bandwidth, Inc., Class A*	31,344	498,370
Cogent Communications Holdings, Inc.	52,402	2,526,300
Globalstar, Inc.*	57,953	1,364,793
IDT Corp., Class B	18,983	1,296,918
Liberty Latin America Ltd., Class A*	38,177	232,880
Liberty Latin America Ltd., Class C*	142,906	888,875
Lumen Technologies, Inc.*	1,113,157	4,875,628
Shenandoah Telecommunications Co.	58,714	802,033

		13,596,306

Entertainment (0.5%)
AMC Entertainment Holdings, Inc., Class A (x)*	507,075	1,571,932
Atlanta Braves Holdings, Inc., Class A*	9,586	471,727
Atlanta Braves Holdings, Inc., Class C*	52,459	2,453,507
Cinemark Holdings, Inc.	124,412	3,754,754
CuriosityStream, Inc.	36,863	207,539
Eventbrite, Inc., Class A*	91,649	241,037
Gaia, Inc., Class A*	16,640	73,050
Golden Matrix Group, Inc. (x)*	21,703	36,895
IMAX Corp. (x)*	51,182	1,431,049
Lionsgate Studios Corp.*	223,235	1,296,995
LiveOne, Inc.*	6,066	4,579
Madison Square Garden Entertainment Corp., Class A*	46,074	1,841,578
Marcus Corp. (The)	27,413	462,183
Playstudios, Inc.*	101,675	133,194
Playtika Holding Corp.	64,785	306,433
Reservoir Media, Inc.*	22,437	172,092
Sphere Entertainment Co. (x)*	32,474	1,357,413
Starz Entertainment Corp.	14,880	239,122
Vivid Seats, Inc., Class A*	78,427	132,542

		16,187,621

Interactive Media & Services (0.6%)
Angi, Inc., Class A*	50,302	767,609
Arena Group Holdings, Inc. (The)*	12,758	79,100
Bumble, Inc., Class A (x)*	85,680	564,631
Cargurus, Inc., Class A*	96,293	3,222,927
Cars.com, Inc.*	68,322	809,616
EverQuote, Inc., Class A*	31,770	768,199
fuboTV, Inc. (x)*	386,594	1,492,253
Getty Images Holdings, Inc. (x)*	118,834	197,264
Grindr, Inc.*	39,149	888,682
MediaAlpha, Inc., Class A*	38,585	422,506
Nextdoor Holdings, Inc.*	239,081	396,874
QuinStreet, Inc.*	64,125	1,032,413
Rumble, Inc. (x)*	91,506	821,724
Shutterstock, Inc.	28,320	536,947
System1, Inc.*	265	1,465
Teads Holding Co. (x)*	44,896	111,342
Travelzoo*	6,847	87,162
TripAdvisor, Inc. (x)*	135,201	1,764,373
TrueCar, Inc.*	100,496	190,942
Vimeo, Inc.*	183,260	740,370
VTEX, Class A*	65,744	433,910
Webtoon Entertainment, Inc. (x)*	20,948	190,208
Yelp, Inc., Class A*	72,169	2,473,232
Ziff Davis, Inc.*	49,078	1,485,591
ZipRecruiter, Inc., Class A*	77,581	388,681

		19,868,021

Media (0.7%)
Advantage Solutions, Inc. (x)*	120,461	159,009
Altice USA, Inc., Class A*	300,164	642,351
AMC Networks, Inc., Class A*	38,583	241,915
Boston Omaha Corp., Class A (x)*	26,286	369,055
Cable One, Inc. (x)	6,035	819,613
Cardlytics, Inc.*	3,330	5,478
EchoStar Corp., Class A (x)*	157,927	4,374,578
Emerald Holding, Inc. (x)	19,145	92,853
Entravision Communications Corp., Class A	73,253	169,947
EW Scripps Co. (The), Class A*	69,908	205,530
Gambling.com Group Ltd.*	19,934	237,015
Gannett Co., Inc.*	167,530	599,757
Gray Media, Inc.	105,127	476,225
Ibotta, Inc., Class A*	15,258	558,443
iHeartMedia, Inc., Class A*	135,639	238,725
Integral Ad Science Holding Corp.*	88,955	739,216
John Wiley & Sons, Inc., Class A	47,926	2,138,937
Magnite, Inc. (x)*	163,118	3,934,406
National CineMedia, Inc.	75,428	365,449
Newsmax, Inc., Class B*	8,390	126,941
Nexxen International Ltd.*	40,645	423,115
PubMatic, Inc., Class A*	48,771	606,711
Scholastic Corp.	25,237	529,472
Sinclair, Inc.	45,232	625,106
Stagwell, Inc., Class A (x)*	133,665	601,493
TechTarget, Inc.*	30,489	236,900
TEGNA, Inc.	187,716	3,146,120
Thryv Holdings, Inc.*	43,344	527,063
WideOpenWest, Inc.*	60,645	246,219

		23,437,642

Wireless Telecommunication Services (0.2%)
Gogo, Inc.*	78,652	1,154,611
Spok Holdings, Inc.	22,809	403,263
Telephone and Data Systems, Inc.	114,832	4,085,723

		5,643,597

Total Communication Services		78,733,187

Consumer Discretionary (9.1%)
Automobile Components (1.1%)
Adient plc*	98,376	1,914,397
American Axle & Manufacturing Holdings, Inc.*	134,679	549,490
Cooper-Standard Holdings, Inc.*	19,275	414,412
Dana, Inc.	154,267	2,645,679
Dorman Products, Inc.*	32,079	3,935,131
Fox Factory Holding Corp.*	49,229	1,277,000
Garrett Motion, Inc.	147,068	1,545,685

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Gentherm, Inc.*	35,785	$1,012,358
Goodyear Tire & Rubber Co. (The)*	304,820	3,160,983
Holley, Inc. (x)*	54,482	108,964
LCI Industries	28,877	2,633,294
Luminar Technologies, Inc., Class A (x)*	45,785	131,403
Modine Manufacturing Co. (x)*	61,064	6,014,804
Motorcar Parts of America, Inc.*	20,345	227,864
Patrick Industries, Inc.	38,043	3,510,228
Phinia, Inc.	46,106	2,051,256
Solid Power, Inc. (x)*	178,324	390,530
Standard Motor Products, Inc.	24,982	767,447
Stoneridge, Inc.*	4,778	33,637
Strattec Security Corp.*	3,516	218,730
Visteon Corp.*	31,768	2,963,954
XPEL, Inc. (m)*	28,074	1,007,857

		36,515,103

Automobiles (0.0%)†
Faraday Future Intelligent Electric, Inc., Class A*	98,239	165,042
Livewire Group, Inc. (x)*	40,802	187,689
Winnebago Industries, Inc.	32,297	936,613

		1,289,344

Broadline Retail (0.1%)
1stdibs.com, Inc.*	2,435	6,696
Groupon, Inc. (x)*	29,200	976,740
Kohl’s Corp. (x)	126,674	1,074,196
Savers Value Village, Inc. (x)*	26,791	273,268

		2,330,900

Distributors (0.0%)†
A-Mark Precious Metals, Inc.	22,386	496,521
GigaCloud Technology, Inc., Class A (x)*	30,826	609,738
Weyco Group, Inc.	6,830	226,483

		1,332,742

Diversified Consumer Services (1.2%)
Adtalem Global Education, Inc.*	43,006	5,471,653
American Public Education, Inc.*	20,343	619,648
Carriage Services, Inc., Class A	16,557	757,317
Chegg, Inc.*	8,809	10,659
Coursera, Inc.*	160,162	1,403,019
European Wax Center, Inc., Class A*	34,493	194,196
Frontdoor, Inc.*	86,730	5,111,866
Graham Holdings Co., Class B	3,746	3,544,353
KinderCare Learning Cos., Inc.*	36,501	368,660
Laureate Education, Inc.*	150,392	3,516,165
Lincoln Educational Services Corp.*	34,349	791,745
Matthews International Corp., Class A (x)	35,308	844,214
Mister Car Wash, Inc.*	113,244	680,596
Nerdy, Inc. (x)*	72,459	118,108
OneSpaWorld Holdings Ltd.	112,107	2,285,862
Perdoceo Education Corp.	71,850	2,348,777
Strategic Education, Inc.	27,979	2,381,852
Stride, Inc.*	49,795	7,229,736
Udemy, Inc.*	112,866	793,448
Universal Technical Institute, Inc.*	52,634	1,783,766
Zspace, Inc.(x)*	2,748	8,959

		40,264,599

Hotels, Restaurants & Leisure (2.1%)
Accel Entertainment, Inc., Class A*	63,093	742,605
Bally’s Corp.*	7,366	70,566
Biglari Holdings, Inc., Class B*	810	236,690
BJ’s Restaurants, Inc.*	24,986	1,114,376
Bloomin’ Brands, Inc.	97,591	840,259
Brinker International, Inc.*	51,609	9,306,651
Cheesecake Factory, Inc. (The) (x)	54,303	3,402,626
Cracker Barrel Old Country Store, Inc. (x)	25,757	1,573,238
Dave & Buster’s Entertainment, Inc. (x)*	31,796	956,424
Denny’s Corp.*	57,432	235,471
Dine Brands Global, Inc. (x)	17,755	431,979
El Pollo Loco Holdings, Inc.*	30,018	330,498
Everi Holdings, Inc.*	98,355	1,400,575
First Watch Restaurant Group, Inc.*	47,538	762,510
Full House Resorts, Inc.*	4,861	17,791
Genius Sports Ltd.*	257,518	2,678,187
Global Business Travel Group I (x)*	112,603	709,399
Golden Entertainment, Inc.	22,975	676,154
Hilton Grand Vacations, Inc. (x)*	71,973	2,989,039
Inspired Entertainment, Inc.*	28,720	234,642
International Game Technology plc	131,001	2,071,126
Jack in the Box, Inc. (x)	22,640	395,294
Krispy Kreme, Inc. (x)	89,755	261,187
Kura Sushi USA, Inc., Class A (x)*	7,356	633,204
Life Time Group Holdings, Inc.*	158,136	4,796,265
Lindblad Expeditions Holdings, Inc.*	42,740	498,776
Marriott Vacations Worldwide Corp.	37,181	2,688,558
Monarch Casino & Resort, Inc.	15,210	1,314,752
Nathan’s Famous, Inc.	3,018	333,730
ONE Group Hospitality, Inc. (The) (x)*	2,151	8,712
Papa John’s International, Inc.	38,123	1,865,740
PlayAGS, Inc.*	47,664	595,323
Portillo’s, Inc., Class A (x)*	66,385	774,713
Potbelly Corp.*	30,340	371,665
Pursuit Attractions and Hospitality, Inc.*	24,407	703,654
RCI Hospitality Holdings, Inc.	9,441	359,891
Red Rock Resorts, Inc., Class A	56,696	2,949,893
Rush Street Interactive, Inc.*	103,188	1,537,501
Sabre Corp.*	425,078	1,343,246
Serve Robotics, Inc.(x)*	41,143	470,676
Shake Shack, Inc., Class A*	45,297	6,368,758
Six Flags Entertainment Corp. (x)*	111,757	3,400,766
Super Group SGHC Ltd.	185,548	2,035,462
Sweetgreen, Inc., Class A (x)*	120,756	1,796,849
Target Hospitality Corp.*	40,262	286,665
United Parks & Resorts, Inc.*	31,890	1,503,614
Xponential Fitness, Inc., Class A*	32,608	244,234

		68,319,934

Household Durables (1.6%)
Bassett Furniture Industries, Inc.	6,743	102,494
Beazer Homes USA, Inc.*	33,855	757,336
Cavco Industries, Inc.*	8,899	3,865,993
Century Communities, Inc.	31,383	1,767,491

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Champion Homes, Inc.*	62,925	$3,939,734
Cricut, Inc., Class A	53,239	360,428
Dream Finders Homes, Inc., Class A (x)*	34,906	877,188
Ethan Allen Interiors, Inc.	26,348	733,792
Flexsteel Industries, Inc.	4,414	159,036
GoPro, Inc., Class A*	5,028	3,808
Green Brick Partners, Inc.*	36,676	2,306,187
Hamilton Beach Brands Holding Co., Class A	9,577	171,332
Helen of Troy Ltd.*	27,502	780,507
Hooker Furnishings Corp.	1,701	17,997
Hovnanian Enterprises, Inc., Class A*	5,870	613,708
Installed Building Products, Inc.	27,310	4,924,539
KB Home	80,735	4,276,533
La-Z-Boy, Inc.	48,581	1,805,756
Legacy Housing Corp.*	10,136	229,682
Leggett & Platt, Inc.	154,507	1,378,202
LGI Homes, Inc.*	24,312	1,252,554
Lovesac Co. (The)*	16,699	303,922
M/I Homes, Inc.*	31,012	3,477,065
Meritage Homes Corp.	82,558	5,528,909
Purple Innovation, Inc., Class A*	14,062	10,254
Sonos, Inc.*	137,312	1,484,343
Taylor Morrison Home Corp., Class A*	114,894	7,056,789
Traeger, Inc.*	41,969	71,767
Tri Pointe Homes, Inc.*	104,747	3,346,667
United Homes Group, Inc.*	689	1,998

		51,606,011

Leisure Products (0.4%)
Acushnet Holdings Corp. (x)	32,407	2,359,878
American Outdoor Brands, Inc.*	10,271	107,332
Clarus Corp. (x)	35,111	121,835
Escalade, Inc.	11,574	161,804
Funko, Inc., Class A*	37,937	180,580
JAKKS Pacific, Inc.	10,651	221,328
Johnson Outdoors, Inc., Class A	5,960	180,409
Latham Group, Inc.*	53,484	341,228
Malibu Boats, Inc., Class A*	21,993	689,261
Marine Products Corp.	10,495	89,312
MasterCraft Boat Holdings, Inc.*	19,325	359,058
Outdoor Holding Co. (x)*	115,508	147,850
Peloton Interactive, Inc., Class A (x)*	429,680	2,981,979
Polaris, Inc. (x)	61,664	2,506,642
Smith & Wesson Brands, Inc.	52,116	452,367
Sturm Ruger & Co., Inc.	18,284	656,396
Topgolf Callaway Brands Corp.*	154,191	1,241,238

		12,798,497

Specialty Retail (2.1%)
1-800-Flowers.com, Inc., Class A (x)*	29,659	145,922
Abercrombie & Fitch Co., Class A*	54,962	4,553,602
Academy Sports & Outdoors, Inc.	77,464	3,471,162
Advance Auto Parts, Inc. (x)	69,823	3,246,071
American Eagle Outfitters, Inc.	190,923	1,836,679
America’s Car-Mart, Inc. (x)*	8,812	493,825
Arhaus, Inc., Class A*	58,755	509,406
Arko Corp. (x)	92,329	390,552
Asbury Automotive Group, Inc.*	22,900	5,462,566
BARK, Inc.*	118,757	104,447
Barnes & Noble Education, Inc.*	16,981	199,866
Beyond, Inc.*	64,055	440,698
Boot Barn Holdings, Inc.*	35,844	5,448,288
Buckle, Inc. (The)	36,687	1,663,755
Build-A-Bear Workshop, Inc.	14,466	745,867
Caleres, Inc. (x)	37,948	463,725
Camping World Holdings, Inc., Class A	70,150	1,205,879
Citi Trends, Inc.*	5,818	194,263
Designer Brands, Inc., Class A (x)	39,870	94,891
EVgo, Inc., Class A*	149,085	544,160
Foot Locker, Inc.*	99,756	2,444,022
Genesco, Inc.*	12,590	247,897
Group 1 Automotive, Inc.	14,718	6,427,498
GrowGeneration Corp.*	16,158	15,109
Haverty Furniture Cos., Inc.	16,841	342,714
J Jill, Inc. (x)	8,620	126,197
Lands’ End, Inc.*	14,133	151,364
Leslie’s, Inc. (x)*	19,264	8,089
MarineMax, Inc.*	22,399	563,111
Monro, Inc.	34,527	514,798
National Vision Holdings, Inc.*	90,638	2,085,580
ODP Corp. (The)*	32,432	587,992
OneWater Marine, Inc., Class A (x)*	14,394	192,736
Petco Health & Wellness Co., Inc., Class A (x)*	89,559	253,452
RealReal, Inc. (The)*	112,180	537,342
Revolve Group, Inc., Class A*	47,221	946,781
Sally Beauty Holdings, Inc.*	118,755	1,099,671
Shoe Carnival, Inc.	20,847	390,047
Signet Jewelers Ltd. (x)	48,684	3,872,812
Sleep Number Corp. (x)*	25,738	173,860
Sonic Automotive, Inc., Class A	17,186	1,373,677
Stitch Fix, Inc., Class A*	125,393	463,954
ThredUp, Inc., Class A*	106,171	795,221
Tile Shop Holdings, Inc. (x)*	31,637	201,211
Tilly’s, Inc., Class A (x)*	3,621	4,997
Torrid Holdings, Inc. (x)*	27,206	80,258
Upbound Group, Inc.	61,250	1,537,375
Urban Outfitters, Inc.*	73,759	5,350,478
Victoria’s Secret & Co.*	80,043	1,482,396
Warby Parker, Inc., Class A*	114,578	2,512,696
Winmark Corp.	3,439	1,298,601
Zumiez, Inc.*	18,802	249,315

		67,546,875

Textiles, Apparel & Luxury Goods (0.5%)
Capri Holdings Ltd. (x)*	135,237	2,393,695
Carter’s, Inc.	41,278	1,243,706
Ermenegildo Zegna NV (x)	70,433	602,202
Figs, Inc., Class A*	104,396	588,793
G-III Apparel Group Ltd.*	45,480	1,018,752
Hanesbrands, Inc.*	411,334	1,883,910
Kontoor Brands, Inc.	64,094	4,228,281
Lakeland Industries, Inc.	9,964	135,610
Movado Group, Inc.	17,050	260,013
Oxford Industries, Inc. (x)	16,536	665,574
Rocky Brands, Inc.	8,767	194,540
Steven Madden Ltd.	81,216	1,947,560
Superior Group of Cos., Inc.	15,438	159,011
Vera Bradley, Inc. (x)*	1,551	3,428

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Wolverine World Wide, Inc.	94,093	$1,701,201

		17,026,276

Total Consumer Discretionary		299,030,281

Consumer Staples (2.0%)
Beverages (0.1%)
MGP Ingredients, Inc.	16,125	483,266
National Beverage Corp.*	27,657	1,195,889
Vita Coco Co., Inc. (The)*	46,790	1,689,119
Zevia PBC, Class A*	35,321	113,733

		3,482,007

Consumer Staples Distribution & Retail (0.5%)
Andersons, Inc. (The)	38,003	1,396,610
Chefs’ Warehouse, Inc. (The)*	42,539	2,714,414
Grocery Outlet Holding Corp.*	109,812	1,363,865
Guardian Pharmacy Services, Inc., Class A (x)*	14,591	310,934
HF Foods Group, Inc.*	48,544	154,370
Ingles Markets, Inc., Class A	17,124	1,085,319
Natural Grocers by Vitamin Cottage, Inc.	14,921	585,649
PriceSmart, Inc.	29,814	3,131,663
SpartanNash Co.	39,122	1,036,342
Sprouts Farmers Market, Inc.*	1,660	273,302
United Natural Foods, Inc.*	70,001	1,631,723
Village Super Market, Inc., Class A	10,042	386,617
Weis Markets, Inc.	19,424	1,408,046

		15,478,854

Food Products (0.8%)
Alico, Inc.	6,648	217,257
B&G Foods, Inc. (x)	89,935	380,425
Beyond Meat, Inc. (x)*	84,718	295,666
BRC, Inc., Class A (x)*	62,798	82,265
Calavo Growers, Inc.	19,918	529,620
Cal-Maine Foods, Inc.	53,526	5,332,795
Dole plc	79,485	1,111,995
Forafric Global plc (x)*	6,009	46,870
Fresh Del Monte Produce, Inc.	39,354	1,275,857
Hain Celestial Group, Inc. (The)*	104,552	158,919
J & J Snack Foods Corp.	18,009	2,042,401
John B Sanfilippo & Son, Inc.	9,122	576,875
Lancaster Colony Corp.	23,322	4,029,342
Lifeway Foods, Inc.*	6,509	160,447
Limoneira Co.	19,119	299,212
Mama’s Creations, Inc. (x)*	38,542	319,899
Mission Produce, Inc.*	55,678	652,546
Seneca Foods Corp., Class A*	5,489	556,749
Simply Good Foods Co. (The)*	109,104	3,446,595
SunOpta, Inc.*	111,633	647,471
Tootsie Roll Industries, Inc.	17,672	591,128
TreeHouse Foods, Inc.*	58,451	1,135,119
Utz Brands, Inc.	83,396	1,046,620
Vital Farms, Inc.*	40,178	1,547,657
Westrock Coffee Co. (x)*	43,585	249,742
WK Kellogg Co. (x)	73,002	1,163,652

		27,897,124

Household Products (0.3%)
Central Garden & Pet Co.*	10,842	381,421
Central Garden & Pet Co., Class A*	59,513	1,862,162
Energizer Holdings, Inc.	77,586	1,564,134
Oil-Dri Corp. of America	11,748	693,015
Spectrum Brands Holdings, Inc.	29,624	1,570,072
WD-40 Co.	15,859	3,617,279

		9,688,083

Personal Care Products (0.2%)
Beauty Health Co. (The)*	129,061	246,506
Edgewell Personal Care Co.	54,685	1,280,176
FitLife Brands, Inc.*	2,580	33,592
Herbalife Ltd. (x)*	117,490	1,012,764
Honest Co., Inc. (The)*	108,836	553,975
Interparfums, Inc.	21,433	2,814,367
Lifevantage Corp.	9,088	118,871
Medifast, Inc.*	13,678	192,176
Nature’s Sunshine Products, Inc.*	17,120	253,205
Nu Skin Enterprises, Inc., Class A	57,083	456,093
Olaplex Holdings, Inc. (x)*	164,306	230,028
USANA Health Sciences, Inc.*	12,922	394,509
Waldencast plc, Class A (x)*	43,957	107,695

		7,693,957

Tobacco (0.1%)
Ispire Technology, Inc. (x)*	24,528	62,792
Turning Point Brands, Inc.	19,952	1,511,763
Universal Corp.	28,471	1,658,151

		3,232,706

Total Consumer Staples		67,472,731

Energy (4.4%)
Energy Equipment & Services (1.6%)
Archrock, Inc.	193,003	4,792,264
Aris Water Solutions, Inc., Class A	36,028	852,062
Atlas Energy Solutions, Inc. (x)	90,209	1,206,094
Borr Drilling Ltd. (x)	262,960	481,217
Bristow Group, Inc., Class A*	33,032	1,089,065
Cactus, Inc., Class A	79,686	3,483,872
ChampionX Corp.	223,274	5,546,126
Core Laboratories, Inc. (x)	56,056	645,765
DMC Global, Inc.*	23,670	190,780
Energy Services of America Corp.	11,933	118,614
Expro Group Holdings NV*	119,528	1,026,746
Flowco Holdings, Inc., Class A	21,469	382,363
Forum Energy Technologies, Inc.*	12,619	245,692
Geospace Technologies Corp. (x)*	3,370	48,056
Helix Energy Solutions Group, Inc.*	167,626	1,045,986
Helmerich & Payne, Inc.	112,916	1,711,807
Innovex International, Inc.*	44,688	698,027
Kodiak Gas Services, Inc.	62,763	2,150,888
Liberty Energy, Inc., Class A	184,315	2,115,936
Mammoth Energy Services, Inc.*	24,737	69,264
Nabors Industries Ltd. (x)*	16,244	455,157
National Energy Services Reunited Corp.*	61,935	372,849
Natural Gas Services Group, Inc.*	12,309	317,695
Noble Corp. plc	147,370	3,912,674
Oceaneering International, Inc.*	111,140	2,302,821
Oil States International, Inc.*	67,058	359,431

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Patterson-UTI Energy, Inc. (x)	415,777	$2,465,558
ProFrac Holding Corp., Class A (x)*	14,923	115,802
ProPetro Holding Corp.*	94,865	566,344
Ranger Energy Services, Inc., Class A	20,230	241,546
RPC, Inc. (x)	104,247	493,088
SEACOR Marine Holdings, Inc.*	23,985	122,323
Seadrill Ltd.*	73,603	1,932,079
Select Water Solutions, Inc., Class A	107,693	930,468
Solaris Energy Infrastructure, Inc., Class A (x)	42,481	1,201,787
TETRA Technologies, Inc.*	144,098	484,169
Tidewater, Inc.*	58,870	2,715,673
Transocean Ltd.*	864,957	2,240,239
Valaris Ltd. (x)*	74,374	3,131,889

		52,262,216

Oil, Gas & Consumable Fuels (2.8%)
Aemetis, Inc. (x)*	1,663	4,124
Ardmore Shipping Corp.	40,848	392,141
Berry Corp.	86,841	240,550
BKV Corp.*	19,514	470,678
California Resources Corp.	76,410	3,489,645
Calumet, Inc.*	72,308	1,139,213
Centrus Energy Corp., Class A (x)*	17,230	3,156,191
Clean Energy Fuels Corp.*	209,716	408,946
CNX Resources Corp.*	166,109	5,594,551
Comstock Resources, Inc.*	86,725	2,399,681
Core Natural Resources, Inc.	61,675	4,301,214
Crescent Energy Co., Class A	208,355	1,791,853
CVR Energy, Inc.	36,516	980,455
Delek US Holdings, Inc.	71,174	1,507,465
DHT Holdings, Inc.	148,960	1,610,258
Diversified Energy Co. plc (m)	63,774	935,565
Dorian LPG Ltd.	43,232	1,053,996
Empire Petroleum Corp. (x)*	15,080	79,622
Encore Energy Corp. (x)*	216,402	618,910
Energy Fuels, Inc. (x)*	241,945	1,391,184
Epsilon Energy Ltd.	18,249	134,678
Evolution Petroleum Corp. (x)	35,253	165,689
Excelerate Energy, Inc., Class A	27,100	794,572
FLEX LNG Ltd. (x)	35,912	789,346
FutureFuel Corp.	29,530	114,576
Gevo, Inc.*	262,494	346,492
Golar LNG Ltd. (x)	116,406	4,794,763
Granite Ridge Resources, Inc. (x)	61,021	388,704
Green Plains, Inc.*	74,302	448,041
Gulfport Energy Corp.*	17,733	3,567,348
Hallador Energy Co.*	36,309	574,771
HighPeak Energy, Inc. (x)	20,789	203,732
Infinity Natural Resources, Inc., Class A*	16,711	305,978
International Seaways, Inc.	47,167	1,720,652
Kinetik Holdings, Inc., Class A	51,411	2,264,655
Kolibri Global Energy, Inc.*	38,992	267,095
Kosmos Energy Ltd.*	542,428	932,976
Lightbridge Corp.*	16,797	224,576
Magnolia Oil & Gas Corp., Class A	216,274	4,861,840
Murphy Oil Corp.	158,698	3,570,705
NACCO Industries, Inc., Class A	4,787	212,112
Navigator Holdings Ltd.	36,130	511,239
New Fortress Energy, Inc. (x)*	196,599	652,709
NextDecade Corp.*	155,575	1,386,173
NextNRG, Inc. (x)*	12,689	35,149
Nordic American Tankers Ltd. (x)	234,842	617,634
Northern Oil & Gas, Inc. (x)	108,839	3,085,586
OPAL Fuels, Inc., Class A*	20,449	49,487
Par Pacific Holdings, Inc.*	62,216	1,650,590
PBF Energy, Inc., Class A	98,118	2,126,217
Peabody Energy Corp.	142,236	1,908,807
Prairie Operating Co. (x)*	23,685	70,937
PrimeEnergy Resources Corp.*	641	93,830
REX American Resources Corp.*	17,311	843,219
Riley Exploration Permian, Inc.	15,139	397,096
Sable Offshore Corp. (x)*	79,747	1,752,839
SandRidge Energy, Inc.	41,556	449,636
Scorpio Tankers, Inc.	50,818	1,988,508
SFL Corp. Ltd. (x)	142,002	1,182,877
Sitio Royalties Corp., Class A	91,526	1,682,248
SM Energy Co.	133,204	3,291,471
Summit Midstream Corp.*	10,745	263,575
Talos Energy, Inc.*	143,282	1,215,031
Teekay Corp. Ltd.	61,746	509,404
Teekay Tankers Ltd., Class A	27,932	1,165,323
Uranium Energy Corp. (x)*	495,528	3,369,590
Ur-Energy, Inc.*	21,703	22,788
VAALCO Energy, Inc. (x)	120,754	435,922
Verde Clean Fuels, Inc. (x)*	4,626	15,913
Vital Energy, Inc.*	35,293	567,864
Vitesse Energy, Inc. (x)	33,798	746,598
W&T Offshore, Inc. (x)	110,919	183,016
World Kinect Corp. (x)	64,944	1,841,162

		92,361,981

Total Energy		144,624,197

Financials (17.5%)
Banks (9.6%)
1st Source Corp.	22,411	1,391,051
ACNB Corp.	11,670	499,943
Amalgamated Financial Corp.	27,349	853,289
Amerant Bancorp, Inc., Class A	44,296	807,516
Ameris Bancorp	77,124	4,989,923
Ames National Corp.	11,527	205,296
Arrow Financial Corp.	19,381	512,046
Associated Banc-Corp.	195,910	4,778,245
Atlantic Union Bankshares Corp.	166,095	5,195,452
Axos Financial, Inc.*	61,298	4,661,100
Banc of California, Inc.	161,801	2,273,304
BancFirst Corp.	24,486	3,026,959
Bancorp, Inc. (The)*	53,163	3,028,696
Bank First Corp.	11,146	1,311,327
Bank of Hawaii Corp.	46,632	3,149,059
Bank of Marin Bancorp	18,276	417,424
Bank of NT Butterfield & Son Ltd. (The)	51,854	2,296,095
Bank7 Corp.	5,328	222,870
BankFinancial Corp.	7,555	87,411
BankUnited, Inc.	86,822	3,089,995
Bankwell Financial Group, Inc.	7,468	269,072
Banner Corp.	39,962	2,563,562
Bar Harbor Bankshares	17,637	528,405
BayCom Corp.	12,351	342,246
BCB Bancorp, Inc.	18,122	152,587

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Berkshire Hills Bancorp, Inc.	48,224	$1,207,529
Blue Foundry Bancorp*	22,764	217,851
Blue Ridge Bankshares, Inc.*	67,345	241,769
Bridgewater Bancshares, Inc.*	23,322	371,053
Brookline Bancorp, Inc.	104,813	1,105,777
Burke & Herbert Financial Services Corp.	15,859	947,258
Business First Bancshares, Inc.	32,693	805,882
BV Financial, Inc.*	8,686	132,288
Byline Bancorp, Inc.	35,112	938,544
C&F Financial Corp.	3,251	200,684
Cadence Bank	203,568	6,510,105
California Bancorp*	28,206	444,527
Camden National Corp.	20,208	820,041
Capital Bancorp, Inc.	13,624	457,494
Capital City Bank Group, Inc.	16,267	640,106
Capitol Federal Financial, Inc.	147,275	898,377
Carter Bankshares, Inc.*	27,896	483,717
Cathay General Bancorp	77,161	3,513,140
CB Financial Services, Inc.	4,569	130,216
Central Pacific Financial Corp.	30,267	848,384
CF Bankshares, Inc.	3,592	86,100
Chain Bridge Bancorp, Inc., Class A*	2,125	54,761
Chemung Financial Corp.	3,855	186,852
ChoiceOne Financial Services, Inc.	16,256	466,547
Citizens & Northern Corp.	18,456	349,557
Citizens Community Bancorp, Inc.	8,082	111,532
Citizens Financial Services, Inc. (x)	5,507	323,371
City Holding Co.	16,879	2,066,327
Civista Bancshares, Inc.	18,095	419,804
CNB Financial Corp.	23,992	548,457
Coastal Financial Corp.*	15,100	1,462,737
Colony Bankcorp, Inc.	19,211	316,405
Columbia Financial, Inc.*	31,471	456,644
Community Financial System, Inc.	61,724	3,510,244
Community Trust Bancorp, Inc.	18,812	995,531
Community West Bancshares	19,609	382,572
ConnectOne Bancorp, Inc.	56,346	1,304,973
Customers Bancorp, Inc.*	34,475	2,025,061
CVB Financial Corp.	154,244	3,052,489
Dime Community Bancshares, Inc.	47,331	1,275,097
Eagle Bancorp Montana, Inc.	7,144	119,090
Eagle Bancorp, Inc.	35,084	683,436
Eagle Financial Services, Inc.	3,963	121,347
Eastern Bankshares, Inc.	232,046	3,543,342
ECB Bancorp, Inc.*	6,280	96,963
Enterprise Bancorp, Inc.	11,728	464,898
Enterprise Financial Services Corp.	43,408	2,391,781
Equity Bancshares, Inc., Class A	19,736	805,229
Esquire Financial Holdings, Inc.	8,644	818,241
ESSA Bancorp, Inc.	10,401	201,779
Farmers & Merchants Bancorp, Inc.	14,808	374,346
Farmers National Banc Corp.	42,971	592,570
FB Bancorp, Inc.*	20,253	227,846
FB Financial Corp.	42,305	1,916,416
Fidelity D&D Bancorp, Inc.	6,036	277,656
Financial Institutions, Inc.	24,017	616,757
Finward Bancorp	2,882	79,601
Finwise Bancorp*	7,914	118,789
First Bancorp (Nasdaq Stock Exchange)	46,614	2,055,211
First Bancorp (New York Stock Exchange)	186,553	3,885,899
First Bancorp, Inc. (The)	12,867	326,950
First Bank	24,516	379,263
First Busey Corp.	100,212	2,293,352
First Business Financial Services, Inc.	9,159	463,995
First Capital, Inc.	3,136	129,485
First Commonwealth Financial Corp.	120,550	1,956,526
First Community Bankshares, Inc.	19,255	754,218
First Community Corp.	6,892	168,027
First Financial Bancorp	111,185	2,697,348
First Financial Bankshares, Inc.	156,757	5,640,117
First Financial Corp.	13,322	721,919
First Foundation, Inc.*	74,143	378,129
First Internet Bancorp	10,086	271,313
First Interstate BancSystem, Inc., Class A	103,581	2,985,204
First Merchants Corp.	68,915	2,639,444
First Mid Bancshares, Inc.	26,617	997,871
First National Corp.	7,740	150,698
First Savings Financial Group, Inc.	5,432	136,017
First United Corp.	6,163	191,115
First Western Financial, Inc.*	9,057	204,326
Firstsun Capital Bancorp*	13,926	483,928
Five Star Bancorp	19,687	561,867
Flagstar Financial, Inc. (x)	354,066	3,753,100
Flushing Financial Corp.	38,351	455,610
Franklin Financial Services Corp.	4,331	149,961
FS Bancorp, Inc.	7,746	305,037
Fulton Financial Corp.	202,052	3,645,018
FVCBankcorp, Inc.*	18,153	214,205
GBank Financial Holdings, Inc.*	9,578	339,157
German American Bancorp, Inc.	41,774	1,608,717
Glacier Bancorp, Inc.	133,935	5,769,920
Great Southern Bancorp, Inc.	10,175	598,086
Greene County Bancorp, Inc.	7,958	176,827
Guaranty Bancshares, Inc.	10,227	434,034
Hancock Whitney Corp.	102,223	5,867,600
Hanmi Financial Corp.	35,037	864,713
Hanover Bancorp, Inc.	4,436	101,540
HarborOne Bancorp, Inc.	43,795	511,526
Hawthorn Bancshares, Inc.	5,355	156,045
HBT Financial, Inc.	15,126	381,326
Heritage Commerce Corp.	69,383	688,973
Heritage Financial Corp.	40,128	956,652
Hilltop Holdings, Inc.	54,231	1,645,911
Hingham Institution For Savings (The) (x)	1,862	462,428
Home Bancorp, Inc.	8,314	430,499
Home BancShares, Inc.	221,823	6,313,083
HomeStreet, Inc.*	22,933	299,734
HomeTrust Bancshares, Inc.	18,407	688,606
Hope Bancorp, Inc.	141,826	1,521,793
Horizon Bancorp, Inc.	52,379	805,589
Independent Bank Corp.	23,534	762,737
Independent Bank Corp./MA	49,423	3,107,965
International Bancshares Corp.	64,107	4,266,962
Investar Holding Corp.	11,604	224,189
John Marshall Bancorp, Inc.	15,758	291,996
Kearny Financial Corp.	63,545	410,501
Lakeland Financial Corp.	29,754	1,828,383
Landmark Bancorp, Inc.	4,200	111,048

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
LCNB Corp.	15,169	$220,406
LINKBANCORP, Inc.	22,620	165,352
Live Oak Bancshares, Inc.	41,586	1,239,263
MainStreet Bancshares, Inc.	6,873	129,900
Mercantile Bank Corp.	18,365	852,320
Meridian Corp.	8,984	115,804
Metrocity Bankshares, Inc.	22,820	652,196
Metropolitan Bank Holding Corp.*	11,825	827,750
Mid Penn Bancorp, Inc. (x)	24,658	695,356
Middlefield Banc Corp.	9,137	275,115
Midland States Bancorp, Inc.	25,018	433,312
MidWestOne Financial Group, Inc.	24,071	692,523
MVB Financial Corp.	14,562	328,082
National Bank Holdings Corp., Class A	44,225	1,663,302
National Bankshares, Inc.	6,717	182,702
NB Bancorp, Inc.*	42,832	764,980
NBT Bancorp, Inc.	59,195	2,459,552
Nicolet Bankshares, Inc.	15,949	1,969,383
Northeast Bank	8,742	777,951
Northeast Community Bancorp, Inc.	14,536	337,889
Northfield Bancorp, Inc.	44,869	515,096
Northpointe Bancshares, Inc.	10,989	150,659
Northrim Bancorp, Inc.	6,604	615,889
Northwest Bancshares, Inc.	148,347	1,895,875
Norwood Financial Corp.	8,883	229,004
Oak Valley Bancorp	7,933	216,095
OceanFirst Financial Corp.	68,664	1,209,173
OFG Bancorp	52,175	2,233,090
Ohio Valley Banc Corp.	2,967	95,626
Old National Bancorp	375,467	8,012,466
Old Point Financial Corp.	4,547	178,470
Old Second Bancorp, Inc.	50,725	899,861
OP Bancorp	12,376	160,764
Orange County Bancorp, Inc.	12,052	311,424
Origin Bancorp, Inc.	35,001	1,250,936
Orrstown Financial Services, Inc.	21,609	687,814
Pacific Premier Bancorp, Inc.	111,555	2,352,695
Park National Corp.	17,403	2,910,826
Parke Bancorp, Inc.	12,397	252,527
Pathward Financial, Inc.	28,033	2,217,971
Patriot National Bancorp, Inc.*	47,286	71,875
PCB Bancorp	12,687	266,173
Peapack-Gladstone Financial Corp.	19,453	549,547
Penns Woods Bancorp, Inc.	7,757	235,503
Peoples Bancorp of North Carolina, Inc.	5,723	165,109
Peoples Bancorp, Inc.	41,447	1,265,791
Peoples Financial Services Corp.	10,796	532,999
Pioneer Bancorp, Inc.*	14,314	172,197
Plumas Bancorp	6,381	283,699
Ponce Financial Group, Inc.*	23,196	321,033
Preferred Bank	11,651	1,008,336
Primis Financial Corp.	23,879	259,087
Princeton Bancorp, Inc.	6,869	209,779
Provident Bancorp, Inc.*	17,669	220,686
Provident Financial Services, Inc.	141,134	2,474,079
QCR Holdings, Inc.	19,558	1,327,988
RBB Bancorp	19,636	337,936
Red River Bancshares, Inc.	5,487	322,087
Renasant Corp.	109,917	3,949,318
Republic Bancorp, Inc., Class A	9,778	714,870
Rhinebeck Bancorp, Inc.*	2,492	29,231
Richmond Mutual Bancorp, Inc.	7,843	108,233
Riverview Bancorp, Inc.	19,398	106,689
S&T Bancorp, Inc.	44,366	1,677,922
SB Financial Group, Inc.	5,913	112,938
Seacoast Banking Corp. of Florida	98,344	2,716,261
ServisFirst Bancshares, Inc.	60,139	4,661,374
Shore Bancshares, Inc.	37,621	591,402
Sierra Bancorp	15,461	459,037
Simmons First National Corp., Class A	146,408	2,775,896
SmartFinancial, Inc.	18,509	625,234
Sound Financial Bancorp, Inc.	1,890	86,940
South Plains Financial, Inc.	14,708	530,076
Southern First Bancshares, Inc.*	9,067	344,818
Southern Missouri Bancorp, Inc.	11,047	605,155
Southern States Bancshares, Inc.	9,988	363,264
Southside Bancshares, Inc.	33,719	992,350
SR Bancorp, Inc.	7,944	107,244
Stellar Bancorp, Inc.	57,192	1,600,232
Sterling Bancorp, Inc. (r)*	29,695	—
Stock Yards Bancorp, Inc. (x)	30,859	2,437,244
Texas Capital Bancshares, Inc.*	53,608	4,256,475
Third Coast Bancshares, Inc.*	14,996	489,919
Timberland Bancorp, Inc.	8,761	273,343
Tompkins Financial Corp.	15,819	992,326
Towne Bank	83,892	2,867,429
TriCo Bancshares	37,246	1,508,091
Triumph Financial, Inc.*	26,289	1,448,787
TrustCo Bank Corp.	21,414	715,656
Trustmark Corp.	69,600	2,537,616
UMB Financial Corp.	85,030	8,941,755
Union Bankshares, Inc.	3,230	85,983
United Bankshares, Inc.	164,989	6,010,549
United Community Banks, Inc.	139,819	4,165,208
United Security Bancshares	8,683	75,108
Unity Bancorp, Inc.	8,609	405,312
Univest Financial Corp.	34,642	1,040,646
USCB Financial Holdings, Inc.	12,177	201,408
Valley National Bancorp	567,515	5,067,909
Veritex Holdings, Inc.	61,140	1,595,754
Virginia National Bankshares Corp.	5,493	203,241
WaFd, Inc.	88,800	2,600,064
Washington Trust Bancorp, Inc.	23,242	657,284
WesBanco, Inc.	110,921	3,508,431
West Bancorp, Inc.	18,758	368,220
Westamerica Bancorp	29,900	1,448,356
Western New England Bancorp, Inc.	18,775	173,293
WSFS Financial Corp.	67,669	3,721,795

		313,193,445

Capital Markets (1.6%)
Acadian Asset Management, Inc.	32,595	1,148,648
AlTi Global, Inc. (x)*	46,942	194,809
Artisan Partners Asset Management, Inc., Class A	73,341	3,251,207
Bakkt Holdings, Inc., Class A*	4,386	61,185
BGC Group, Inc., Class A	418,308	4,279,291
Cohen & Steers, Inc.	32,580	2,454,903
Diamond Hill Investment Group, Inc.	3,121	453,512
DigitalBridge Group, Inc.	200,082	2,070,849
Donnelley Financial Solutions, Inc.*	31,078	1,915,959

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Forge Global Holdings, Inc. (x)*	11,774	$224,177
GCM Grosvenor, Inc., Class A (x)	52,915	611,697
Hamilton Lane, Inc., Class A	1,857	263,917
Marex Group plc	37,333	1,473,533
MarketWise, Inc. (x)	1,834	36,295
Moelis & Co., Class A	75,540	4,707,653
Open Lending Corp.*	118,519	229,927
P10, Inc., Class A	48,074	491,316
Patria Investments Ltd., Class A	70,871	996,446
Perella Weinberg Partners, Class A	71,730	1,392,997
Piper Sandler Cos.	20,523	5,704,163
PJT Partners, Inc., Class A	27,131	4,476,886
Siebert Financial Corp.*	14,997	66,287
Silvercrest Asset Management Group, Inc., Class A	12,300	195,078
StepStone Group, Inc., Class A	73,799	4,095,844
StoneX Group, Inc.*	52,933	4,824,314
Value Line, Inc.	1,070	41,890
Victory Capital Holdings, Inc., Class A	51,954	3,307,911
Virtus Investment Partners, Inc.	7,749	1,405,669
Westwood Holdings Group, Inc.	5,427	84,661
WisdomTree, Inc. (x)	143,132	1,647,449

		52,108,473

Consumer Finance (1.0%)
Atlanticus Holdings Corp.*	6,716	367,701
Bread Financial Holdings, Inc.	39,420	2,251,671
Consumer Portfolio Services, Inc.*	11,897	116,948
Dave, Inc.*	10,827	2,906,075
Encore Capital Group, Inc.*	27,278	1,055,931
Enova International, Inc.*	28,937	3,227,054
FirstCash Holdings, Inc.	46,178	6,240,495
Green Dot Corp., Class A*	64,626	696,668
LendingClub Corp.*	132,884	1,598,595
LendingTree, Inc.*	13,075	484,690
Medallion Financial Corp.	23,091	220,057
Navient Corp.	86,577	1,220,736
Nelnet, Inc., Class A	16,552	2,004,778
NerdWallet, Inc., Class A*	48,454	531,540
Oportun Financial Corp.*	38,461	275,381
OppFi, Inc. (x)	28,464	398,211
PRA Group, Inc.*	47,085	694,504
PROG Holdings, Inc.	47,488	1,393,773
Regional Management Corp.	11,350	331,534
Upstart Holdings, Inc. (x)*	98,146	6,348,083
Vroom, Inc.*	849	24,205
World Acceptance Corp.*	4,003	660,975

		33,049,605

Financial Services (2.4%)
Acacia Research Corp.*	42,918	153,646
Alerus Financial Corp.	26,356	570,344
AvidXchange Holdings, Inc.*	199,364	1,951,774
Banco Latinoamericano de Comercio Exterior SA, Class E	34,136	1,375,681
Better Home & Finance Holding Co.*	5,163	63,970
Burford Capital Ltd.	224,961	3,207,944
Cannae Holdings, Inc.	67,100	1,399,035
Cantaloupe, Inc.*	62,470	686,545
Cass Information Systems, Inc.	15,765	684,989
Compass Diversified Holdings	79,753	500,849
Enact Holdings, Inc.	34,626	1,286,356
Essent Group Ltd.	116,061	7,048,384
Evertec, Inc.	75,277	2,713,736
Federal Agricultural Mortgage Corp., Class C	10,994	2,135,914
Finance of America Cos., Inc., Class A*	5,221	121,754
Flywire Corp.*	137,265	1,606,000
HA Sustainable Infrastructure Capital, Inc. (x)	142,916	3,838,724
International Money Express, Inc.*	34,814	351,273
Jackson Financial, Inc., Class A	84,115	7,468,571
loanDepot, Inc., Class A*	87,734	111,422
Marqeta, Inc., Class A*	450,414	2,625,914
Merchants Bancorp	30,078	994,679
Mr Cooper Group, Inc.*	3,152	470,310
NCR Atleos Corp.*	85,625	2,442,881
NewtekOne, Inc.	28,526	321,773
NMI Holdings, Inc., Class A*	92,033	3,882,872
Onity Group, Inc.*	7,435	283,794
Pagseguro Digital Ltd., Class A	207,753	2,002,739
Payoneer Global, Inc.*	324,780	2,224,743
Paysafe Ltd. (x)*	37,290	470,600
Paysign, Inc.*	42,393	305,230
PennyMac Financial Services, Inc.	34,101	3,397,824
Priority Technology Holdings, Inc.*	30,430	236,745
Radian Group, Inc.	165,539	5,962,715
Remitly Global, Inc.*	181,236	3,401,800
Repay Holdings Corp., Class A*	92,467	445,691
Security National Financial Corp., Class A*	13,997	137,870
Sezzle, Inc. (x)*	17,234	3,089,194
StoneCo Ltd., Class A*	283,107	4,541,036
SWK Holdings Corp. (x)	4,613	67,996
Triller Group, Inc.*	86,804	80,771
Velocity Financial, Inc.*	12,844	238,128
Walker & Dunlop, Inc.	38,504	2,713,762
Waterstone Financial, Inc.	18,158	250,762

		77,866,740

Insurance (2.1%)
Ambac Financial Group, Inc.*	57,631	409,180
American Coastal Insurance Corp.	30,170	335,490
AMERISAFE, Inc.	22,175	969,713
Baldwin Insurance Group, Inc. (The), Class A (x)*	82,093	3,514,401
Bowhead Specialty Holdings, Inc.*	18,437	691,941
Citizens, Inc., Class A*	48,267	168,452
CNO Financial Group, Inc.	117,668	4,539,632
Crawford & Co., Class A	19,393	205,178
Donegal Group, Inc., Class A	20,358	407,669
eHealth, Inc.*	32,400	140,940
Employers Holdings, Inc.	27,666	1,305,282
Enstar Group Ltd.*	14,018	4,715,095
F&G Annuities & Life, Inc.	24,886	795,854
Fidelis Insurance Holdings Ltd.	70,742	1,172,902
Genworth Financial, Inc., Class A*	484,481	3,769,262
GoHealth, Inc., Class A*	4,864	26,995
Goosehead Insurance, Inc., Class A	27,865	2,940,036
Greenlight Capital Re Ltd., Class A*	31,622	454,408

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Hamilton Insurance Group Ltd., Class B*	53,405	$1,154,616
HCI Group, Inc.	10,134	1,542,395
Heritage Insurance Holdings, Inc.*	26,319	656,396
Hippo Holdings, Inc. (x)*	21,123	589,965
Horace Mann Educators Corp.	45,906	1,972,581
Investors Title Co. (x)	1,653	349,279
James River Group Holdings Ltd.	45,028	263,864
Kestrel Group Ltd.	2,555	67,759
Kingstone Cos., Inc.*	9,876	152,189
Kingsway Financial Services, Inc. (x)*	20,508	277,678
Lemonade, Inc. (x)*	64,932	2,844,671
MBIA, Inc. (x)*	51,379	222,985
Mercury General Corp.	31,616	2,129,021
NI Holdings, Inc.*	9,304	118,533
Oscar Health, Inc., Class A (x)*	213,564	4,578,812
Palomar Holdings, Inc.*	30,861	4,760,309
ProAssurance Corp.*	59,244	1,352,541
Root, Inc., Class A (x)*	12,438	1,591,691
Safety Insurance Group, Inc.	17,457	1,385,911
Selective Insurance Group, Inc.	71,174	6,167,227
Selectquote, Inc.*	156,584	372,670
SiriusPoint Ltd.*	81,181	1,655,281
Skyward Specialty Insurance Group, Inc.*	42,375	2,448,851
Stewart Information Services Corp.	32,798	2,135,150
Tiptree, Inc., Class A	28,085	662,244
Trupanion, Inc.*	43,279	2,395,493
United Fire Group, Inc.	25,523	732,510
Universal Insurance Holdings, Inc.	30,616	848,982

		69,992,034

Mortgage Real Estate Investment Trusts (REITs) (0.8%)
ACRES Commercial Realty Corp. (REIT)*	6,552	117,543
Advanced Flower Capital, Inc. (REIT) (x)	19,093	85,537
AG Mortgage Investment Trust, Inc. (REIT)	33,074	249,709
Angel Oak Mortgage REIT, Inc. (REIT)	12,425	117,043
Apollo Commercial Real Estate Finance, Inc. (REIT)	164,253	1,589,969
Arbor Realty Trust, Inc. (REIT) (x)	203,356	2,175,909
Ares Commercial Real Estate Corp. (REIT) (x)	65,970	314,677
ARMOUR Residential REIT, Inc. (REIT) (x)	96,401	1,620,501
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	193,208	3,719,254
BrightSpire Capital, Inc. (REIT), Class A (x)	152,465	769,948
Chicago Atlantic Real Estate Finance, Inc. (REIT)	21,210	296,091
Chimera Investment Corp. (REIT)	93,770	1,300,590
Claros Mortgage Trust, Inc. (REIT)	111,273	317,128
Dynex Capital, Inc. (REIT) (x)	123,986	1,515,109
Ellington Financial, Inc. (REIT) (x)	107,830	1,400,712
Franklin BSP Realty Trust, Inc. (REIT)	95,391	1,019,730
Invesco Mortgage Capital, Inc. (REIT) (x)	78,663	616,718
KKR Real Estate Finance Trust, Inc. (REIT)	69,357	608,261
Ladder Capital Corp. (REIT)	134,853	1,449,670
Lument Finance Trust, Inc. (REIT)	28,800	63,648
MFA Financial, Inc. (REIT)	122,204	1,156,050
New York Mortgage Trust, Inc. (REIT)	100,993	676,653
Nexpoint Real Estate Finance, Inc. (REIT)	9,478	130,702
Orchid Island Capital, Inc. (REIT) (x)	124,355	871,728
PennyMac Mortgage Investment Trust (REIT) (x)	102,821	1,322,278
Ready Capital Corp. (REIT) (x)	190,746	833,560
Redwood Trust, Inc. (REIT)	155,410	918,473
Rithm Property Trust, Inc. (REIT)	37,917	102,376
Seven Hills Realty Trust (REIT)	14,004	169,028
Sunrise Realty Trust, Inc. (REIT)	10,927	115,826
TPG RE Finance Trust, Inc. (REIT)	79,943	617,160
Two Harbors Investment Corp. (REIT)	123,683	1,332,066

		27,593,647

Total Financials		573,803,944

Health Care (14.4%)
Biotechnology (6.5%)
4D Molecular Therapeutics, Inc.*	44,997	166,939
89bio, Inc.*	145,178	1,425,648
Abeona Therapeutics, Inc.*	50,057	284,324
Absci Corp. (x)*	126,354	324,730
ACADIA Pharmaceuticals, Inc.*	144,917	3,125,860
Acrivon Therapeutics, Inc.*	1,716	2,042
Actinium Pharmaceuticals, Inc.*	2,445	3,423
Actuate Therapeutics, Inc.*	4,393	26,841
Acumen Pharmaceuticals, Inc.*	2,143	2,486
ADC Therapeutics SA (x)*	83,927	224,924
ADMA Biologics, Inc.*	270,017	4,917,010
Adverum Biotechnologies, Inc.*	2,464	5,298
Agenus, Inc.*	1,594	7,285
Agios Pharmaceuticals, Inc.*	65,794	2,188,308
Akebia Therapeutics, Inc.*	291,341	1,060,481
Akero Therapeutics, Inc.*	81,466	4,347,026
Aldeyra Therapeutics, Inc.*	59,566	228,138
Alector, Inc.*	98,133	137,386
Alkermes plc*	189,025	5,408,005
Allogene Therapeutics, Inc. (x)*	175,020	197,773
Altimmune, Inc. (x)*	89,923	348,002
ALX Oncology Holdings, Inc.*	6,227	2,585
Amicus Therapeutics, Inc.*	325,841	1,867,069
AnaptysBio, Inc.*	22,905	508,491
Anavex Life Sciences Corp. (x)*	97,389	897,927
Anika Therapeutics, Inc.*	15,878	167,989
Annexon, Inc.*	114,466	274,718
Apogee Therapeutics, Inc.*	37,302	1,620,026
Applied Therapeutics, Inc. (x)*	27,991	8,708
Arbutus Biopharma Corp. (x)*	176,112	544,186
Arcellx, Inc.*	42,788	2,817,590
Arcturus Therapeutics Holdings, Inc. (x)*	29,355	381,909
Arcus Biosciences, Inc.*	79,773	649,352
Arcutis Biotherapeutics, Inc.*	125,138	1,754,435
Ardelyx, Inc.*	273,858	1,073,523

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
ArriVent Biopharma, Inc. (x)*	27,267	$593,603
Arrowhead Pharmaceuticals, Inc.*	140,849	2,225,414
ARS Pharmaceuticals, Inc. (x)*	63,870	1,114,531
Artiva Biotherapeutics, Inc. (x)*	4,180	6,312
Astria Therapeutics, Inc.*	52,216	279,878
Atossa Therapeutics, Inc.*	2,788	2,314
aTyr Pharma, Inc.*	90,856	460,640
Aura Biosciences, Inc. (x)*	46,294	289,800
Aurinia Pharmaceuticals, Inc.*	139,427	1,180,947
Avidity Biosciences, Inc.*	133,299	3,785,692
Avita Medical, Inc. (x)*	29,822	157,758
Beam Therapeutics, Inc. (x)*	111,346	1,893,995
Benitec Biopharma, Inc.*	12,134	141,968
Bicara Therapeutics, Inc. (x)*	39,503	366,983
BioCryst Pharmaceuticals, Inc.*	244,162	2,187,692
Biohaven Ltd.*	105,393	1,487,095
Biomea Fusion, Inc.*	2,131	3,836
Black Diamond Therapeutics, Inc.*	1,320	3,274
Blueprint Medicines Corp.*	74,533	9,553,640
Bridgebio Pharma, Inc. (x)*	182,035	7,860,271
Bright Minds Biosciences, Inc.*	4,978	129,976
C4 Therapeutics, Inc.*	5,591	7,995
Cabaletta Bio, Inc.*	1,944	2,955
CAMP4 Therapeutics Corp. (x)*	1,464	2,123
Candel Therapeutics, Inc. (x)*	45,474	230,098
Capricor Therapeutics, Inc. (x)*	46,219	458,955
Cardiff Oncology, Inc. (x)*	74,770	235,525
CareDx, Inc.*	63,542	1,241,611
Cargo Therapeutics, Inc.*	40,907	168,537
Caribou Biosciences, Inc. (x)*	8,725	10,993
Cartesian Therapeutics, Inc. (x)*	11,397	118,415
Catalyst Pharmaceuticals, Inc.*	134,993	2,929,348
Celcuity, Inc. (x)*	34,510	460,708
Celldex Therapeutics, Inc.*	76,621	1,559,237
Century Therapeutics, Inc. (x)*	7,288	4,072
CervoMed, Inc.*	1,237	7,775
CG oncology, Inc. (x)*	65,059	1,691,534
Cibus, Inc., Class A*	4,042	5,578
Cidara Therapeutics, Inc. (x)*	11,832	576,337
Climb Bio, Inc.*	2,483	3,079
Cogent Biosciences, Inc.*	123,249	884,928
Coherus Oncology, Inc.*	134,653	98,472
Compass Therapeutics, Inc. (x)*	107,502	279,505
Corbus Pharmaceuticals Holdings, Inc.*	2,649	18,278
Corvus Pharmaceuticals, Inc.*	59,857	239,428
Crinetics Pharmaceuticals, Inc.*	105,510	3,034,468
CRISPR Therapeutics AG (x)*	72,970	3,549,261
Cullinan Therapeutics, Inc.*	58,977	444,097
Cytokinetics, Inc.*	135,982	4,492,845
Day One Biopharmaceuticals, Inc.*	83,009	539,558
Denali Therapeutics, Inc.*	154,196	2,157,202
Design Therapeutics, Inc. (x)*	39,341	132,579
DiaMedica Therapeutics, Inc.*	27,366	106,727
Dianthus Therapeutics, Inc. (x)*	23,157	431,415
Disc Medicine, Inc. (x)*	28,715	1,520,746
Dynavax Technologies Corp.*	124,069	1,230,764
Dyne Therapeutics, Inc.*	109,282	1,040,365
Editas Medicine, Inc.*	101,390	223,058
Eledon Pharmaceuticals, Inc.*	63,733	172,716
Elevation Oncology, Inc.*	6,138	2,253
Emergent BioSolutions, Inc.*	56,682	361,631
Enanta Pharmaceuticals, Inc.*	24,754	187,140
Entrada Therapeutics, Inc.*	33,821	227,277
Erasca, Inc.*	210,096	266,822
Fate Therapeutics, Inc.*	122,221	136,888
Fennec Pharmaceuticals, Inc.*	27,008	224,166
Fibrobiologics, Inc.*	7,189	4,473
Foghorn Therapeutics, Inc.*	36,498	171,541
Galectin Therapeutics, Inc. (x)*	3,887	8,202
Generation Bio Co.*	11,935	3,820
Geron Corp.*	708,935	999,598
Gossamer Bio, Inc.*	211,999	260,759
GRAIL, Inc. (x)*	33,441	1,719,536
Greenwich Lifesciences, Inc. (x)*	6,644	60,261
Gyre Therapeutics, Inc. (x)*	15,190	111,646
Heron Therapeutics, Inc. (x)*	175,959	364,235
Humacyte, Inc. (x)*	144,365	301,723
Ideaya Biosciences, Inc.*	97,850	2,056,807
IGM Biosciences, Inc. (x)*	4,137	4,633
ImmunityBio, Inc. (x)*	267,053	705,020
Immunome, Inc.*	84,804	788,677
Immunovant, Inc. (x)*	79,337	1,269,392
Inhibikase Therapeutics, Inc.*	57,804	112,718
Inhibrx Biosciences, Inc. (x)*	11,515	164,319
Inmune Bio, Inc. (x)*	19,376	44,759
Inovio Pharmaceuticals, Inc. (x)*	2,470	5,026
Intellia Therapeutics, Inc.*	121,277	1,137,578
Invivyd, Inc.*	20,073	14,352
Iovance Biotherapeutics, Inc. (x)*	301,266	518,178
Ironwood Pharmaceuticals, Inc., Class A*	162,335	116,427
iTeos Therapeutics, Inc.*	34,704	345,999
Jade Biosciences, Inc. (x)	29,349	293,197
Janux Therapeutics, Inc.*	45,753	1,056,894
Jasper Therapeutics, Inc.*	553	3,069
KalVista Pharmaceuticals, Inc.*	44,285	500,642
Keros Therapeutics, Inc.*	40,105	535,402
Kiniksa Pharmaceuticals International plc, Class A*	4,604	127,393
Kodiak Sciences, Inc.*	39,649	147,891
Korro Bio, Inc. (x)*	7,329	91,539
Krystal Biotech, Inc.*	28,877	3,969,432
Kura Oncology, Inc.*	91,785	529,599
Kymera Therapeutics, Inc.*	54,659	2,385,319
Kyverna Therapeutics, Inc. (x)*	2,464	7,564
Larimar Therapeutics, Inc.*	51,019	147,445
Lexeo Therapeutics, Inc.*	27,336	109,891
MacroGenics, Inc.*	6,367	7,704
Madrigal Pharmaceuticals, Inc.*	19,673	5,953,837
MannKind Corp.*	351,095	1,313,095
MeiraGTx Holdings plc (x)*	49,619	323,516
Mersana Therapeutics, Inc.*	31,944	9,455
Metagenomi, Inc.*	1,637	2,423
Metsera, Inc. (x)*	20,692	588,687
MiMedx Group, Inc.*	141,017	861,614
Mineralys Therapeutics, Inc.*	45,461	615,087
Mirum Pharmaceuticals, Inc.*	50,639	2,577,019
Monopar Therapeutics, Inc.*	4,488	160,581
Monte Rosa Therapeutics, Inc. (x)*	53,764	242,476
Myriad Genetics, Inc.*	106,866	567,458
Neurogene, Inc. (x)*	11,896	177,845
Nkarta, Inc.*	64,171	106,524

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Novavax, Inc. (x)*	174,852	$1,101,568
Nurix Therapeutics, Inc.*	87,238	993,641
Nuvalent, Inc., Class A*	50,013	3,815,992
Nuvectis Pharma, Inc.*	13,916	103,953
Ocugen, Inc. (x)*	34,364	33,347
Olema Pharmaceuticals, Inc. (x)*	68,483	291,738
Organogenesis Holdings, Inc., Class A (x)*	83,010	303,817
ORIC Pharmaceuticals, Inc.*	52,983	537,777
Oruka Therapeutics, Inc.	27,449	307,703
Outlook Therapeutics, Inc. (x)*	854	1,366
Ovid therapeutics, Inc.*	16,225	5,353
Palvella Therapeutics, Inc.*	7,529	169,704
PepGen, Inc.*	4,264	4,733
Perspective Therapeutics, Inc.*	72,033	247,794
Praxis Precision Medicines, Inc.*	21,050	885,152
Precigen, Inc. (x)*	180,370	256,125
Prelude Therapeutics, Inc.*	3,757	3,041
Prime Medicine, Inc. (x)*	69,142	170,781
ProKidney Corp., Class A (x)*	10,864	6,433
Protagonist Therapeutics, Inc.*	67,819	3,748,356
Protalix BioTherapeutics, Inc.*	75,469	111,694
Protara Therapeutics, Inc.*	35,142	106,480
Prothena Corp. plc*	45,005	273,180
PTC Therapeutics, Inc.*	90,479	4,418,994
Puma Biotechnology, Inc.*	48,715	167,092
Pyxis Oncology, Inc.*	5,250	5,775
Q32 Bio, Inc.*	1,790	2,667
Recursion Pharmaceuticals, Inc., Class A (x)*	395,056	1,998,983
REGENXBIO, Inc.*	55,787	458,011
Relay Therapeutics, Inc.*	149,820	518,377
Renovaro, Inc.*	29,943	8,651
Replimune Group, Inc.*	76,134	707,285
Revolution Medicines, Inc.*	9,214	338,983
Rezolute, Inc.*	75,605	337,198
Rhythm Pharmaceuticals, Inc.*	63,268	3,997,905
Rigel Pharmaceuticals, Inc.*	20,758	388,797
Rocket Pharmaceuticals, Inc.*	92,367	226,299
Sage Therapeutics, Inc.*	66,031	602,203
Sana Biotechnology, Inc. (x)*	151,711	414,171
Savara, Inc. (x)*	145,617	332,007
Scholar Rock Holding Corp.*	94,608	3,351,015
SELLAS Life Sciences Group, Inc. (x)*	91,213	199,756
Shattuck Labs, Inc. (x)*	10,575	8,373
Sionna Therapeutics, Inc. (x)*	10,210	177,144
Skye Bioscience, Inc.*	3,054	12,766
Soleno Therapeutics, Inc.*	46,794	3,920,401
Solid Biosciences, Inc. (x)*	75,133	365,898
SpringWorks Therapeutics, Inc.*	84,768	3,983,248
Spyre Therapeutics, Inc.*	57,873	866,359
Stoke Therapeutics, Inc. (x)*	47,548	539,670
Sutro Biopharma, Inc.*	9,349	6,674
Syndax Pharmaceuticals, Inc.*	99,064	927,734
Tango Therapeutics, Inc. (x)*	87,459	447,790
Taysha Gene Therapies, Inc. (x)*	195,456	451,503
Tectonic Therapeutic, Inc.*	11,435	227,213
Tenaya Therapeutics, Inc.*	13,854	8,468
Tevogen Bio Holdings, Inc. (x)*	24,665	30,831
TG Therapeutics, Inc.*	169,141	6,087,385
Tonix Pharmaceuticals Holding Corp.*	6,549	235,633
Tourmaline Bio, Inc.*	22,547	360,527
Travere Therapeutics, Inc.*	102,854	1,522,239
TriSalus Life Sciences, Inc.*	13,760	74,992
TScan Therapeutics, Inc.*	2,995	4,343
TuHURA Biosciences, Inc.*	22,646	50,501
Twist Bioscience Corp.*	69,008	2,538,804
Tyra Biosciences, Inc. (x)*	27,685	264,945
Upstream Bio, Inc. (x)*	39,855	437,608
UroGen Pharma Ltd. (x)*	43,075	590,128
Vanda Pharmaceuticals, Inc.*	69,184	326,548
Vaxcyte, Inc.*	146,473	4,761,837
Vera Therapeutics, Inc., Class A*	59,892	1,411,056
Veracyte, Inc.*	91,774	2,480,651
Verastem, Inc. (x)*	53,400	221,610
Vericel Corp.*	58,680	2,496,834
Verve Therapeutics, Inc.*	80,558	904,666
Vir Biotechnology, Inc.*	103,794	523,122
Viridian Therapeutics, Inc.*	81,304	1,136,630
Voyager Therapeutics, Inc. (x)*	56,024	174,235
Werewolf Therapeutics, Inc.*	5,898	6,429
X4 Pharmaceuticals, Inc.*	1,431	2,719
XBiotech, Inc. (x)*	1,579	4,690
Xencor, Inc.*	81,762	642,649
Xenon Pharmaceuticals, Inc.*	87,756	2,746,763
XOMA Royalty Corp.*	10,449	263,315
Y-mAbs Therapeutics, Inc.*	44,914	202,562
Zenas Biopharma, Inc. (x)*	19,554	189,478
Zentalis Pharmaceuticals, Inc.*	11,579	13,432
Zura Bio Ltd., Class A*	4,153	4,361
Zymeworks, Inc.*	58,511	734,313

		212,488,771

Health Care Equipment & Supplies (2.7%)
Accuray, Inc. (x)*	108,458	148,587
Alphatec Holdings, Inc.*	135,261	1,501,397
AngioDynamics, Inc.*	45,894	455,268
Anteris Technologies Global Corp. (x)*	23,321	88,387
Artivion, Inc.*	44,750	1,391,725
AtriCure, Inc.*	56,449	1,849,834
Avanos Medical, Inc.*	52,146	638,267
Axogen, Inc.*	50,700	550,095
Beta Bionics, Inc.*	15,184	221,079
Bioventus, Inc., Class A (x)*	53,285	352,747
Butterfly Network, Inc., Class A*	221,850	443,700
Ceribell, Inc. (x)*	28,560	534,929
Cerus Corp.*	217,515	306,696
ClearPoint Neuro, Inc.*	28,496	340,242
CONMED Corp.	36,478	1,899,774
CVRx, Inc. (x)*	16,021	94,203
Delcath Systems, Inc.*	33,492	455,491
Electromed, Inc.*	7,279	160,065
Embecta Corp.	68,902	667,660
Enovis Corp.*	66,149	2,074,433
Fractyl Health, Inc.*	2,803	4,541
Glaukos Corp.*	65,093	6,723,456
Haemonetics Corp.*	58,707	4,380,129
ICU Medical, Inc.*	28,137	3,718,305
Inmode Ltd.*	3,993	57,659
Inogen, Inc.*	28,312	199,033
Integer Holdings Corp.*	40,137	4,935,647

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Integra LifeSciences Holdings Corp.*	78,748	$966,238
iRadimed Corp.	9,072	542,415
iRhythm Technologies, Inc.*	37,156	5,720,538
Kestra Medical Technologies Ltd.*	14,441	239,432
KORU Medical Systems, Inc.*	42,991	153,908
Lantheus Holdings, Inc.*	78,615	6,435,424
LeMaitre Vascular, Inc.	24,214	2,010,973
LENSAR, Inc.*	9,944	130,962
LivaNova plc*	63,654	2,865,703
Lucid Diagnostics, Inc.*	74,272	85,413
Merit Medical Systems, Inc.*	68,015	6,358,042
Myomo, Inc.*	36,214	78,222
Neogen Corp.*	253,998	1,214,110
Neuronetics, Inc.*	41,673	145,439
NeuroPace, Inc.*	26,109	290,854
Novocure Ltd.*	118,599	2,111,062
Omnicell, Inc.*	54,284	1,595,950
OraSure Technologies, Inc.*	81,864	245,592
Orthofix Medical, Inc.*	44,818	499,721
OrthoPediatrics Corp.*	19,749	424,209
Outset Medical, Inc.*	15,221	292,395
PROCEPT BioRobotics Corp.*	61,163	3,522,989
Pro-Dex, Inc.*	2,354	102,729
Pulmonx Corp.*	42,962	111,272
Pulse Biosciences, Inc. (x)*	21,334	321,930
QuidelOrtho Corp. (x)*	78,366	2,258,508
RxSight, Inc.*	42,584	553,592
Sanara Medtech, Inc. (x)*	3,962	112,481
SANUWAVE Health, Inc.*	5,960	195,846
Semler Scientific, Inc. (x)*	9,774	378,645
SI-BONE, Inc.*	44,688	841,028
Sight Sciences, Inc. (x)*	48,221	199,153
STAAR Surgical Co. (x)*	57,432	963,709
Stereotaxis, Inc. (x)*	63,157	133,893
Surmodics, Inc.*	15,885	471,943
Tactile Systems Technology, Inc.*	27,251	276,325
Tandem Diabetes Care, Inc.*	77,910	1,452,242
TransMedics Group, Inc.*	38,721	5,189,001
Treace Medical Concepts, Inc.*	59,163	347,878
UFP Technologies, Inc. (x)*	8,757	2,138,109
Utah Medical Products, Inc.	3,437	195,634
Varex Imaging Corp.*	47,968	415,883
Zimvie, Inc.*	33,913	317,087
Zynex, Inc. (x)*	3,131	8,078

		87,107,906

Health Care Providers & Services (3.0%)
AdaptHealth Corp., Class A*	108,563	1,023,749
Addus HomeCare Corp.*	21,069	2,426,938
agilon health, Inc.*	366,763	843,555
AirSculpt Technologies, Inc. (x)*	14,813	71,547
Alignment Healthcare, Inc.*	148,499	2,078,986
AMN Healthcare Services, Inc.*	44,121	911,981
Ardent Health, Inc.*	28,763	392,903
Astrana Health, Inc.*	47,713	1,187,099
Aveanna Healthcare Holdings, Inc.*	55,578	290,673
BrightSpring Health Services, Inc. (x)*	98,621	2,326,469
Brookdale Senior Living, Inc.*	266,365	1,853,900
Castle Biosciences, Inc.*	33,023	674,330
Clover Health Investments Corp., Class A*	468,563	1,307,291
Community Health Systems, Inc. (x)*	154,151	524,113
Concentra Group Holdings Parent, Inc.	135,804	2,793,488
CorVel Corp.*	33,725	3,466,255
Cross Country Healthcare, Inc.*	37,195	485,395
DocGo, Inc.*	104,443	163,975
Enhabit, Inc.*	57,437	553,693
Ensign Group, Inc. (The)	65,327	10,077,343
Fulgent Genetics, Inc.*	23,654	470,242
GeneDx Holdings Corp., Class A*	21,889	2,020,574
Guardant Health, Inc.*	139,264	7,247,299
HealthEquity, Inc.*	99,462	10,419,639
Hims & Hers Health, Inc. (x)*	222,083	11,070,838
InfuSystem Holdings, Inc.*	1,493	9,316
Innovage Holding Corp.*	17,679	65,235
Joint Corp. (The)*	16,337	188,529
LifeStance Health Group, Inc.*	156,275	807,942
ModivCare, Inc. (x)*	2,937	9,163
Nano-X Imaging Ltd. (x)*	74,549	385,418
National HealthCare Corp.	14,775	1,581,073
National Research Corp.	15,035	252,588
NeoGenomics, Inc.*	152,337	1,113,583
Nutex Health, Inc.*	3,987	496,342
Oncology Institute, Inc. (The)*	67,231	137,824
OPKO Health, Inc. (x)*	417,887	551,611
Option Care Health, Inc.*	192,065	6,238,271
Owens & Minor, Inc.*	90,129	820,174
PACS Group, Inc.*	51,157	660,948
Pediatrix Medical Group, Inc.*	100,360	1,440,166
Pennant Group, Inc. (The)*	39,796	1,187,911
Performant Healthcare, Inc.*	80,008	320,032
Premier, Inc., Class A	106,123	2,327,277
Privia Health Group, Inc.*	133,800	3,077,400
Progyny, Inc.*	79,949	1,758,878
Quipt Home Medical Corp.*	6,323	11,318
RadNet, Inc.*	77,546	4,413,143
SBC Medical Group Holdings, Inc.*	6,537	30,332
Select Medical Holdings Corp.	130,172	1,976,011
Sonida Senior Living, Inc. (x)*	6,470	161,426
Surgery Partners, Inc.*	90,842	2,019,418
Talkspace, Inc.*	147,478	409,989
US Physical Therapy, Inc.	17,415	1,361,853
Viemed Healthcare, Inc.*	39,687	274,237

		98,769,683

Health Care Technology (0.4%)
Claritev Corp.*	7,981	360,182
Definitive Healthcare Corp., Class A*	43,349	169,061
Evolent Health, Inc., Class A*	137,443	1,547,608
Health Catalyst, Inc.*	79,397	299,327
HealthStream, Inc.	28,359	784,693
LifeMD, Inc.*	43,866	597,455
OptimizeRx Corp.*	21,294	287,469
Phreesia, Inc.*	65,237	1,856,645
Schrodinger, Inc. (x)*	66,157	1,331,079
Simulations Plus, Inc.	19,013	331,777
Teladoc Health, Inc.*	205,025	1,785,768
TruBridge, Inc.*	11,435	267,808
Waystar Holding Corp.*	106,435	4,349,998

		13,968,870

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Life Sciences Tools & Services (0.4%)
10X Genomics, Inc., Class A (x)*	122,152	$1,414,520
Adaptive Biotechnologies Corp.*	173,984	2,026,914
Akoya Biosciences, Inc. (x)*	4,515	5,869
Alpha Teknova, Inc.*	12,121	59,514
Azenta, Inc.*	41,413	1,274,692
BioLife Solutions, Inc.*	44,233	952,779
Codexis, Inc.*	92,542	225,802
CryoPort, Inc.*	56,047	418,111
Cytek Biosciences, Inc.*	141,488	481,059
Fortrea Holdings, Inc.*	105,331	520,335
Harvard Bioscience, Inc.*	11,160	4,953
Lifecore Biomedical, Inc. (x)*	32,407	263,145
Maravai LifeSciences Holdings, Inc., Class A (x)*	142,240	342,798
MaxCyte, Inc.*	125,926	274,519
Mesa Laboratories, Inc.	6,013	566,545
Nautilus Biotechnology, Inc., Class A*	9,379	6,799
Niagen Bioscience, Inc.*	60,954	878,347
OmniAb, Inc. (Earn Out Shares) (r)(x)*	14,714	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	107,275	186,659
Pacific Biosciences of California, Inc. (x)*	316,453	392,402
Personalis, Inc.*	45,688	299,713
Quanterix Corp. (x)*	40,961	272,391
Quantum-Si, Inc. (x)*	163,026	319,531
Standard BioTools, Inc.*	342,276	410,731

		11,598,128

Pharmaceuticals (1.4%)
Aardvark Therapeutics, Inc.*	4,164	56,297
Aclaris Therapeutics, Inc.*	97,881	138,991
Alto Neuroscience, Inc.*	4,683	10,303
Alumis, Inc. (x)*	54,886	164,658
Amneal Pharmaceuticals, Inc.*	177,045	1,432,294
Amphastar Pharmaceuticals, Inc.*	44,067	1,011,778
Amylyx Pharmaceuticals, Inc.*	73,177	469,065
ANI Pharmaceuticals, Inc.*	21,205	1,383,626
Aquestive Therapeutics, Inc. (x)*	99,072	327,928
Arvinas, Inc.*	74,778	550,366
Atea Pharmaceuticals, Inc.*	90,075	324,270
Avadel Pharmaceuticals plc (ADR) (x)*	104,523	925,029
Axsome Therapeutics, Inc.*	47,153	4,922,302
BioAge Labs, Inc. (x)*	26,245	108,392
Biote Corp., Class A*	31,330	125,947
Cassava Sciences, Inc.*	3,251	5,884
Collegium Pharmaceutical, Inc.*	37,341	1,104,173
Corcept Therapeutics, Inc.*	2,925	214,695
CorMedix, Inc.*	74,953	923,421
Edgewise Therapeutics, Inc.*	85,626	1,122,557
Enliven Therapeutics, Inc.*	37,839	759,050
Esperion Therapeutics, Inc. (x)*	241,978	238,203
Eton Pharmaceuticals, Inc.*	27,058	385,576
Evolus, Inc.*	62,675	577,237
EyePoint Pharmaceuticals, Inc. (x)*	71,509	672,900
Fulcrum Therapeutics, Inc.*	63,705	438,290
Harmony Biosciences Holdings, Inc.*	50,890	1,608,124
Harrow, Inc.*	36,363	1,110,526
Indivior plc (x)*	126,710	1,867,705
Innoviva, Inc.*	72,603	1,458,594
Journey Medical Corp.*	11,653	83,669
LENZ Therapeutics, Inc. (x)*	20,679	606,101
Ligand Pharmaceuticals, Inc.*	22,176	2,520,968
Liquidia Corp.*	75,772	944,119
Maze Therapeutics, Inc. (x)*	9,391	115,228
MBX Biosciences, Inc. (x)*	18,216	207,845
MediWound Ltd. (x)*	9,255	179,269
Mind Medicine MindMed, Inc. (x)*	89,777	582,653
Nektar Therapeutics*	1,028	26,564
Neumora Therapeutics, Inc. (x)*	23,220	17,027
Nuvation Bio, Inc. (x)*	289,254	564,045
Ocular Therapeutix, Inc.*	164,365	1,525,307
Omeros Corp. (x)*	66,017	198,051
Pacira BioSciences, Inc.*	53,348	1,275,017
Phathom Pharmaceuticals, Inc. (x)*	48,932	469,258
Phibro Animal Health Corp., Class A	23,775	607,213
Pliant Therapeutics, Inc.*	15,417	17,884
Prestige Consumer Healthcare, Inc.*	57,669	4,604,870
Rapport Therapeutics, Inc.*	18,756	213,256
scPharmaceuticals, Inc. (x)*	43,784	166,817
Septerna, Inc. (x)*	24,642	260,466
SIGA Technologies, Inc.	48,917	318,939
Supernus Pharmaceuticals, Inc.*	62,754	1,978,006
Tarsus Pharmaceuticals, Inc.*	45,192	1,830,728
Telomir Pharmaceuticals, Inc.*	1,767	2,209
Terns Pharmaceuticals, Inc.*	80,669	300,895
Theravance Biopharma, Inc.*	43,122	475,636
Third Harmonic Bio, Inc.*	30,213	164,057
Trevi Therapeutics, Inc.*	89,253	488,214
Tvardi Therapeutics, Inc.*	3,756	87,627
Ventyx Biosciences, Inc.*	6,609	14,143
Veru, Inc. (x)*	10,502	6,110
WaVe Life Sciences Ltd.*	130,169	846,099
Xeris Biopharma Holdings, Inc.*	174,829	816,451
Zevra Therapeutics, Inc. (x)*	64,223	565,805

		47,518,727

Total Health Care		471,452,085

Industrials (15.5%)
Aerospace & Defense (1.5%)
AAR Corp.*	41,617	2,862,833
AeroVironment, Inc.*	32,895	9,373,430
AerSale Corp.*	36,648	220,255
Archer Aviation, Inc., Class A (x)*	635,238	6,892,332
Astronics Corp.*	35,353	1,183,619
Byrna Technologies, Inc.*	20,595	635,974
Cadre Holdings, Inc.	33,105	1,054,394
Ducommun, Inc.*	16,025	1,324,146
Eve Holding, Inc. (x)*	58,828	403,560
Intuitive Machines, Inc. (x)*	127,596	1,386,969
Kratos Defense & Security Solutions, Inc. (x)*	191,860	8,911,897
Mercury Systems, Inc.*	60,544	3,260,900
Moog, Inc., Class A	32,810	5,937,626
National Presto Industries, Inc.	5,965	584,331
Park Aerospace Corp.	21,407	316,181
Redwire Corp.*	39,224	639,351
Satellogic, Inc., Class A (x)*	79,266	286,943
Triumph Group, Inc.*	86,588	2,229,641

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
V2X, Inc.*	19,868	$964,591
VirTra, Inc.*	2,539	17,951

		48,486,924

Air Freight & Logistics (0.1%)
Forward Air Corp. (x)*	28,939	710,163
Hub Group, Inc., Class A	69,747	2,331,642
Radiant Logistics, Inc.*	41,187	250,417

		3,292,222

Building Products (1.2%)
American Woodmark Corp.*	17,515	934,776
Apogee Enterprises, Inc.	24,780	1,006,068
AZZ, Inc.	34,507	3,260,221
Caesarstone Ltd.*	3,308	6,517
CSW Industrials, Inc.	19,003	5,450,630
Gibraltar Industries, Inc.*	34,886	2,058,274
Griffon Corp.	45,849	3,318,092
Insteel Industries, Inc.	22,266	828,518
Janus International Group, Inc.*	159,602	1,299,160
JELD-WEN Holding, Inc.*	98,180	384,866
Masterbrand, Inc.*	147,493	1,612,098
Quanex Building Products Corp.	54,879	1,037,213
Resideo Technologies, Inc.*	173,376	3,824,675
Tecnoglass, Inc.	28,435	2,199,732
UFP Industries, Inc.	70,288	6,983,816
Zurn Elkay Water Solutions Corp.	174,400	6,377,808

		40,582,464

Commercial Services & Supplies (1.7%)
ABM Industries, Inc.	72,343	3,415,313
ACCO Brands Corp.	109,015	390,274
Acme United Corp.	2,896	120,039
ACV Auctions, Inc., Class A*	195,484	3,170,750
BrightView Holdings, Inc.*	69,506	1,157,275
Brink’s Co. (The)	50,502	4,509,324
Casella Waste Systems, Inc., Class A*	72,973	8,419,625
CECO Environmental Corp. (x)*	33,674	953,311
Cimpress plc*	17,706	832,182
CompX International, Inc.	1,414	37,570
CoreCivic, Inc.*	125,435	2,642,915
Deluxe Corp.	51,519	819,667
Driven Brands Holdings, Inc. (x)*	69,667	1,223,353
Ennis, Inc.	28,774	521,960
Enviri Corp.*	88,797	770,758
GEO Group, Inc. (The)*	159,413	3,817,941
Healthcare Services Group, Inc.*	85,489	1,284,900
HNI Corp.	54,464	2,678,540
Interface, Inc., Class A	68,196	1,427,342
LanzaTech Global, Inc. (x)*	25,040	6,791
Liquidity Services, Inc.*	26,984	636,553
MillerKnoll, Inc.	79,265	1,539,326
Mobile Infrastructure Corp., Class A*	10,687	48,412
Montrose Environmental Group, Inc.*	38,382	840,182
NL Industries, Inc.	8,051	51,526
OPENLANE, Inc.*	124,611	3,046,739
Perma-Fix Environmental Services, Inc. (x)*	20,585	216,554
Pitney Bowes, Inc.	191,239	2,086,418
Quad/Graphics, Inc.	34,881	197,078
Quest Resource Holding Corp.*	1,577	3,186
Steelcase, Inc., Class A	100,407	1,047,245
UniFirst Corp.	17,529	3,299,308
Vestis Corp.	133,499	764,949
Virco Mfg. Corp.	12,536	100,037
VSE Corp. (x)	23,667	3,099,904

		55,177,247

Construction & Engineering (2.0%)
Ameresco, Inc., Class A (x)*	37,592	571,023
Arcosa, Inc.	56,496	4,898,768
Argan, Inc.	15,454	3,407,298
Bowman Consulting Group Ltd., Class A*	15,930	457,988
Centuri Holdings, Inc.*	19,453	436,525
Concrete Pumping Holdings, Inc.	29,164	179,359
Construction Partners, Inc., Class A*	54,678	5,811,178
Dycom Industries, Inc.*	32,655	7,980,555
Fluor Corp.*	195,046	10,000,008
Granite Construction, Inc. (x)	51,268	4,794,071
Great Lakes Dredge & Dock Corp.*	76,768	935,802
IES Holdings, Inc.*	10,523	3,117,228
Limbach Holdings, Inc.*	12,388	1,735,559
Matrix Service Co.*	31,963	431,820
MYR Group, Inc.*	18,013	3,268,459
NWPX Infrastructure, Inc.*	11,684	479,161
Orion Group Holdings, Inc.*	44,813	406,454
Primoris Services Corp.	63,147	4,921,677
Southland Holdings, Inc. (x)*	7,787	32,550
Sterling Infrastructure, Inc.*	34,732	8,013,714
Tutor Perini Corp.*	51,935	2,429,519

		64,308,716

Electrical Equipment (1.4%)
Allient, Inc.	17,264	626,856
American Superconductor Corp.*	44,461	1,631,274
Amprius Technologies, Inc. (x)*	107,019	450,550
Array Technologies, Inc.*	177,306	1,046,105
Atkore, Inc.	40,380	2,848,809
Blink Charging Co. (x)*	14,447	13,579
Bloom Energy Corp., Class A (x)*	238,527	5,705,566
Complete Solaria, Inc.*	63,707	117,221
Energy Vault Holdings, Inc.*	6,531	4,681
EnerSys	45,891	3,936,071
Enovix Corp. (x)*	191,469	1,979,789
Eos Energy Enterprises, Inc.*	258,616	1,324,114
Fluence Energy, Inc., Class A (x)*	87,998	590,467
FuelCell Energy, Inc. (x)*	374	2,098
GrafTech International Ltd. (x)*	25,916	25,206
Hyliion Holdings Corp. (x)*	161,829	213,614
KULR Technology Group, Inc. (x)*	37,985	270,833
LSI Industries, Inc.	31,824	541,326
NANO Nuclear Energy, Inc. (x)*	31,225	1,076,950
Net Power, Inc. (x)*	38,666	95,505
NEXTracker, Inc., Class A*	165,312	8,988,013
NuScale Power Corp., Class A (x)*	142,456	5,635,559
Plug Power, Inc. (x)*	1,061,036	1,580,944
Powell Industries, Inc.	11,126	2,341,467
Power Solutions International, Inc.*	7,567	489,434
Preformed Line Products Co.	2,797	446,989

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Shoals Technologies Group, Inc., Class A*	194,796	$827,883
SKYX Platforms Corp.*	61,479	64,246
SolarMax Technology, Inc.*	2,545	2,774
Stem, Inc. (x)*	1,357	8,454
Sunrun, Inc. (x)*	244,964	2,003,805
T1 Energy, Inc. (x)*	132,279	162,703
Thermon Group Holdings, Inc.*	39,488	1,108,823
TPI Composites, Inc.*	5,277	4,535
Vicor Corp.*	27,147	1,231,388

		47,397,631

Ground Transportation (0.3%)
ArcBest Corp.	27,002	2,079,424
Covenant Logistics Group, Inc., Class A	18,784	452,882
FTAI Infrastructure, Inc.	112,253	692,601
Heartland Express, Inc.	56,577	488,825
Hertz Global Holdings, Inc.*	138,349	944,924
Marten Transport Ltd.	65,903	856,080
PAMT Corp.*	6,775	87,194
Proficient Auto Logistics, Inc. (x)*	27,798	201,814
RXO, Inc.*	189,423	2,977,730
Universal Logistics Holdings, Inc. (x)	7,967	202,202
Werner Enterprises, Inc.	69,679	1,906,417

		10,890,093

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	28,638	893,506

Machinery (3.5%)
374Water, Inc. (x)*	14,352	4,654
3D Systems Corp. (x)*	148,766	229,100
AirJoule Technologies Corp.*	19,147	88,651
Alamo Group, Inc.	12,063	2,634,318
Albany International Corp., Class A	35,215	2,469,628
Astec Industries, Inc.	27,100	1,129,799
Atmus Filtration Technologies, Inc.	97,552	3,552,844
Blue Bird Corp.*	37,425	1,615,263
Chart Industries, Inc.*	52,726	8,681,336
Columbus McKinnon Corp.	32,955	503,223
Douglas Dynamics, Inc.	26,293	774,855
Eastern Co. (The)	6,815	155,518
Energy Recovery, Inc.*	62,237	795,389
Enerpac Tool Group Corp., Class A	63,305	2,567,651
Enpro, Inc.	24,612	4,714,429
ESCO Technologies, Inc.	30,291	5,811,934
Federal Signal Corp.	70,012	7,450,677
Franklin Electric Co., Inc.	46,548	4,177,218
Gencor Industries, Inc.*	12,254	171,556
Gorman-Rupp Co. (The)	24,096	884,805
Graham Corp.*	11,875	587,931
Greenbrier Cos., Inc. (The)	35,719	1,644,860
Helios Technologies, Inc.	38,708	1,291,686
Hillenbrand, Inc.	81,758	1,640,883
Hillman Solutions Corp.*	228,793	1,633,582
Hyster-Yale, Inc.	14,087	560,381
JBT Marel Corp.	60,799	7,311,688
Kadant, Inc.	13,648	4,332,558
Kennametal, Inc.	90,644	2,081,186
L B Foster Co., Class A*	12,107	264,780
Lindsay Corp.	12,784	1,844,092
Luxfer Holdings plc	30,251	368,457
Manitowoc Co., Inc. (The)*	40,062	481,545
Mayville Engineering Co., Inc.*	16,781	267,825
Microvast Holdings, Inc.*	230,392	836,323
Miller Industries, Inc.	12,912	574,068
Mueller Water Products, Inc., Class A	182,107	4,377,852
Omega Flex, Inc.	3,834	124,145
Palladyne AI Corp.*	29,571	256,085
Park-Ohio Holdings Corp.	10,361	185,047
Proto Labs, Inc.*	27,817	1,113,793
REV Group, Inc.	59,782	2,845,025
Richtech Robotics, Inc., Class B (x)*	80,118	156,230
Shyft Group, Inc. (The)	39,297	492,784
SPX Technologies, Inc.*	53,021	8,890,561
Standex International Corp.	13,740	2,150,035
Tennant Co.	22,069	1,709,906
Terex Corp.	76,336	3,564,128
Titan International, Inc. (x)*	57,475	590,268
Trinity Industries, Inc.	95,149	2,569,974
Wabash National Corp.	47,514	505,074
Watts Water Technologies, Inc., Class A	31,891	7,841,678
Worthington Enterprises, Inc.	36,636	2,331,515

		113,838,793

Marine Transportation (0.2%)
Costamare Bulkers Holdings Ltd.*	10,130	87,827
Costamare, Inc.	50,653	461,449
Genco Shipping & Trading Ltd.	46,444	607,023
Golden Ocean Group Ltd.	119,917	877,793
Himalaya Shipping Ltd. (x)	33,890	195,545
Matson, Inc.	37,868	4,216,602
Pangaea Logistics Solutions Ltd.	38,569	181,274
Safe Bulkers, Inc.	68,864	248,599

		6,876,112

Passenger Airlines (0.4%)
Allegiant Travel Co.*	17,051	936,952
Blade Air Mobility, Inc.*	69,831	281,419
Frontier Group Holdings, Inc. (x)*	98,610	357,954
JetBlue Airways Corp. (x)*	375,320	1,587,604
Joby Aviation, Inc. (x)*	537,422	5,669,802
SkyWest, Inc.*	47,310	4,871,511
Spirit Aviation Holdings, Inc.*	15,904	79,361
Sun Country Airlines Holdings, Inc.*	59,682	701,263
Wheels Up Experience, Inc. (x)*	10,011	10,712

		14,496,578

Professional Services (1.9%)
Acuren Corp. (x)*	117,065	1,292,398
Alight, Inc., Class A	501,478	2,838,366
Asure Software, Inc.*	27,318	266,624
Barrett Business Services, Inc.	29,141	1,214,888
BlackSky Technology, Inc., Class A (x)*	32,645	671,834
CBIZ, Inc.*	60,948	4,370,581
Conduent, Inc.*	184,551	487,215
CRA International, Inc.	7,793	1,460,174
CSG Systems International, Inc.	32,935	2,150,985
ExlService Holdings, Inc.*	6,448	282,358
Exponent, Inc.	58,845	4,396,310

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
First Advantage Corp. (x)*	92,021	$1,528,469
FiscalNote Holdings, Inc. (x)*	5,957	3,195
Forrester Research, Inc.*	13,950	138,105
Franklin Covey Co.*	12,569	286,825
Heidrick & Struggles International, Inc.	24,113	1,103,411
HireQuest, Inc.	5,706	57,117
Huron Consulting Group, Inc.*	19,926	2,740,622
IBEX Holdings Ltd.*	11,748	341,867
ICF International, Inc.	21,371	1,810,337
Innodata, Inc. (x)*	35,366	1,811,447
Insperity, Inc.	41,801	2,513,076
Kelly Services, Inc., Class A	37,492	439,031
Kforce, Inc.	21,241	873,642
Korn Ferry	60,203	4,414,686
Legalzoom.com, Inc.*	129,689	1,155,529
Maximus, Inc.	65,987	4,632,287
Mistras Group, Inc.*	20,197	161,778
NV5 Global, Inc.*	67,789	1,565,248
Planet Labs PBC*	250,735	1,529,484
RCM Technologies, Inc.*	4,528	106,725
Resolute Holdings Management, Inc.*	4,207	134,077
Resources Connection, Inc.	39,412	211,642
Skillsoft Corp.*	4,494	71,769
Spire Global, Inc. (x)*	32,018	381,014
TriNet Group, Inc.	34,939	2,555,439
TrueBlue, Inc.*	34,069	220,767
TTEC Holdings, Inc.*	22,848	109,899
Upwork, Inc.*	145,014	1,948,988
Verra Mobility Corp., Class A*	186,588	4,737,469
Willdan Group, Inc.*	16,169	1,010,724
WNS Holdings Ltd.*	47,264	2,988,975

		61,015,377

Trading Companies & Distributors (1.3%)
Alta Equipment Group, Inc. (x)	25,128	158,809
BlueLinx Holdings, Inc.*	9,108	677,453
Boise Cascade Co.	44,429	3,857,326
Custom Truck One Source, Inc. (x)*	69,075	341,230
Distribution Solutions Group, Inc.*	11,984	329,200
DNOW, Inc.*	125,464	1,860,631
DXP Enterprises, Inc.*	15,160	1,328,774
EVI Industries, Inc.	6,220	135,783
FTAI Aviation Ltd.	12,961	1,491,033
GATX Corp.	41,739	6,409,441
Global Industrial Co.	16,380	442,424
GMS, Inc.*	45,036	4,897,665
Herc Holdings, Inc.	38,098	5,017,126
Hudson Technologies, Inc.*	46,297	375,932
Karat Packaging, Inc.	7,805	219,789
McGrath RentCorp	28,411	3,294,539
MRC Global, Inc.*	100,379	1,376,196
NPK International, Inc.*	94,296	802,459
Rush Enterprises, Inc., Class A	73,080	3,764,351
Rush Enterprises, Inc., Class B	10,384	544,952
Titan Machinery, Inc. (x)*	24,122	477,857
Transcat, Inc.*	10,538	905,846
Willis Lease Finance Corp.	4,164	594,536
Xometry, Inc., Class A (x)*	51,044	1,724,777

		41,028,129

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp. (x)*	23,908	233,581

Total Industrials		508,517,373

Information Technology (13.3%)
Communications Equipment (0.7%)
ADTRAN Holdings, Inc.*	88,562	794,401
Applied Optoelectronics, Inc. (x)*	62,652	1,609,530
Aviat Networks, Inc. (x)*	13,391	322,054
BK Technologies Corp.*	3,039	143,228
Calix, Inc.*	68,663	3,652,185
Clearfield, Inc.*	14,023	608,738
CommScope Holding Co., Inc.*	249,906	2,069,222
Digi International, Inc.*	42,283	1,473,985
Extreme Networks, Inc.*	154,052	2,765,233
Harmonic, Inc.*	131,311	1,243,515
Inseego Corp.*	13,543	111,594
NETGEAR, Inc.*	32,456	943,496
NetScout Systems, Inc.*	81,925	2,032,559
Ribbon Communications, Inc.*	110,603	443,518
Viasat, Inc.*	132,406	1,933,128
Viavi Solutions, Inc.*	256,337	2,581,314

		22,727,700

Electronic Equipment, Instruments & Components (3.2%)
908 Devices, Inc. (x)*	30,619	218,313
Advanced Energy Industries, Inc.	43,867	5,812,378
Aeva Technologies, Inc. (x)*	35,394	1,337,539
Arlo Technologies, Inc.*	115,811	1,964,155
Badger Meter, Inc.	34,514	8,454,204
Bel Fuse, Inc., Class A	1,692	152,026
Bel Fuse, Inc., Class B (x)	12,346	1,206,081
Belden, Inc.	46,380	5,370,804
Benchmark Electronics, Inc.	41,551	1,613,425
Climb Global Solutions, Inc.	4,539	485,264
CTS Corp.	34,808	1,483,169
Daktronics, Inc.*	48,760	737,251
ePlus, Inc.*	31,027	2,237,047
Evolv Technologies Holdings, Inc. (x)*	135,976	848,490
Fabrinet (x)*	42,089	12,402,787
FARO Technologies, Inc.*	22,490	987,761
Frequency Electronics, Inc.	7,289	165,533
Insight Enterprises, Inc.*	32,395	4,473,264
Itron, Inc.*	52,887	6,961,516
Kimball Electronics, Inc.*	29,210	561,708
Knowles Corp.*	101,237	1,783,796
Lightwave Logic, Inc.*	14,083	17,463
Methode Electronics, Inc.	38,671	367,761
MicroVision, Inc. (x)*	282,073	321,563
Mirion Technologies, Inc., Class A*	244,822	5,271,018
M-Tron Industries, Inc.*	2,496	104,832
Napco Security Technologies, Inc.	41,813	1,241,428
Neonode, Inc. (x)*	8,936	227,868
nLight, Inc.*	55,959	1,101,273
Novanta, Inc.*	41,768	5,385,148
OSI Systems, Inc.*	18,691	4,202,858
Ouster, Inc.*	59,171	1,434,897
PAR Technology Corp. (x)*	46,715	3,240,620
PC Connection, Inc.	13,247	871,388
Plexus Corp.*	31,431	4,252,929

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Powerfleet, Inc. (x)*	145,078	$625,286
Red Cat Holdings, Inc. (x)*	87,323	635,711
Richardson Electronics Ltd.	13,267	128,027
Rogers Corp.*	21,867	1,497,452
Sanmina Corp.*	61,023	5,969,880
ScanSource, Inc.*	25,833	1,080,078
SmartRent, Inc., Class A*	7,874	7,795
TTM Technologies, Inc.*	117,537	4,797,860
Vishay Intertechnology, Inc.	141,941	2,254,023
Vishay Precision Group, Inc. (x)*	14,257	400,622
Vuzix Corp.*	73,036	213,265

		104,907,556

IT Services (0.5%)
Applied Digital Corp. (x)*	206,676	2,081,227
ASGN, Inc.*	50,274	2,510,181
Backblaze, Inc., Class A*	61,757	339,664
BigBear.ai Holdings, Inc. (x)*	337,867	2,294,117
BigCommerce Holdings, Inc.*	78,889	394,445
Couchbase, Inc.*	50,139	1,222,389
Crexendo, Inc.*	14,012	85,053
CSP, Inc.	6,496	84,058
DigitalOcean Holdings, Inc.*	75,689	2,161,678
Fastly, Inc., Class A*	160,124	1,130,475
Grid Dynamics Holdings, Inc.*	77,596	896,234
Hackett Group, Inc. (The)	29,677	754,389
Information Services Group, Inc.	38,737	185,938
Rackspace Technology, Inc.*	108,296	138,619
TSS, Inc.*	21,199	611,167
Tucows, Inc., Class A (x)*	8,402	165,603
Unisys Corp.*	77,716	352,053

		15,407,290

Semiconductors & Semiconductor Equipment (2.5%)
ACM Research, Inc., Class A*	58,774	1,522,247
Aehr Test Systems (x)*	32,121	415,325
Aeluma, Inc. (x)*	8,146	133,350
Alpha & Omega Semiconductor Ltd.*	28,824	739,624
Ambarella, Inc.*	47,508	3,138,616
Atomera, Inc.*	31,262	157,560
Axcelis Technologies, Inc.*	37,492	2,612,817
CEVA, Inc.*	27,111	595,900
Cohu, Inc.*	53,443	1,028,243
Credo Technology Group Holding Ltd.*	170,734	15,808,261
Diodes, Inc.*	53,665	2,838,342
Everspin Technologies, Inc.*	4,555	28,651
FormFactor, Inc.*	91,010	3,131,654
Ichor Holdings Ltd.*	40,250	790,510
Impinj, Inc.*	30,257	3,360,645
indie Semiconductor, Inc., Class A (x)*	224,548	799,391
Kopin Corp.*	169,402	259,185
Kulicke & Soffa Industries, Inc.	61,373	2,123,506
MaxLinear, Inc., Class A*	95,142	1,351,968
Navitas Semiconductor Corp., Class A (x)*	155,685	1,019,737
NVE Corp.	5,546	408,241
PDF Solutions, Inc.*	35,989	769,445
Penguin Solutions, Inc. (x)*	62,500	1,238,125
Photronics, Inc.*	71,751	1,351,071
Power Integrations, Inc.	65,892	3,683,363
QuickLogic Corp. (x)*	3,364	20,722
Rambus, Inc.*	125,753	8,050,707
Rigetti Computing, Inc. (x)*	329,802	3,911,452
Semtech Corp.*	101,586	4,585,592
Silicon Laboratories, Inc.*	37,596	5,540,147
SiTime Corp.*	24,593	5,240,276
SkyWater Technology, Inc.*	29,425	289,542
Synaptics, Inc.*	45,634	2,957,996
Ultra Clean Holdings, Inc.*	51,457	1,161,384
Veeco Instruments, Inc.*	66,435	1,349,959
Wolfspeed, Inc. (x)*	179,229	71,477

		82,485,031

Software (5.8%)
8x8, Inc.*	155,861	305,488
A10 Networks, Inc.	85,614	1,656,631
ACI Worldwide, Inc.*	123,422	5,666,304
Adeia, Inc.	126,665	1,791,043
Agilysys, Inc.*	30,129	3,453,989
Airship AI Holdings, Inc. (x)*	23,179	136,524
Alarm.com Holdings, Inc.*	55,121	3,118,195
Alkami Technology, Inc.*	79,564	2,398,059
Amplitude, Inc., Class A*	101,527	1,258,935
Appian Corp., Class A*	46,889	1,400,106
Arteris, Inc.*	32,653	311,183
Asana, Inc., Class A*	108,970	1,471,095
AudioEye, Inc. (x)*	8,655	100,831
AvePoint, Inc.*	155,484	3,002,396
Bit Digital, Inc. (x)*	212,120	464,543
Bitdeer Technologies Group, Class A*	94,436	1,084,125
Blackbaud, Inc.*	44,723	2,871,664
BlackLine, Inc.*	61,530	3,483,829
Blend Labs, Inc., Class A*	247,206	815,780
Box, Inc., Class A*	163,953	5,602,274
Braze, Inc., Class A*	89,004	2,501,012
C3.ai, Inc., Class A (x)*	141,110	3,467,073
Cerence, Inc. (x)*	51,526	526,080
Cipher Mining, Inc. (x)*	309,268	1,478,301
Cleanspark, Inc. (x)*	324,649	3,580,878
Clear Secure, Inc., Class A	97,602	2,709,431
Clearwater Analytics Holdings, Inc., Class A*	287,078	6,295,621
Commvault Systems, Inc.*	51,541	8,985,142
Consensus Cloud Solutions, Inc.*	22,613	521,456
Core Scientific, Inc.*	321,797	5,493,075
CoreCard Corp.*	5,197	150,557
CS Disco, Inc.*	36,151	157,980
Daily Journal Corp.*	1,478	624,085
Digimarc Corp. (x)*	17,623	232,800
Digital Turbine, Inc.*	119,231	703,463
Domo, Inc., Class B*	39,443	551,019
D-Wave Quantum, Inc. (x)*	335,628	4,913,594
E2open Parent Holdings, Inc.*	214,922	694,198
eGain Corp.*	18,759	117,244
EverCommerce, Inc. (x)*	19,944	209,412
Expensify, Inc., Class A*	66,695	172,740
Five9, Inc.*	87,952	2,328,969
Freshworks, Inc., Class A*	238,248	3,552,278
Hut 8 Corp. (x)*	110,091	2,047,693
I3 Verticals, Inc., Class A (x)*	26,489	727,918

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Intapp, Inc.*	64,747	$3,342,240
InterDigital, Inc. (x)	30,179	6,767,037
Jamf Holding Corp.*	80,618	766,677
Kaltura, Inc.*	100,996	203,002
Life360, Inc. (x)*	18,805	1,227,026
LiveRamp Holdings, Inc.*	74,810	2,471,722
MARA Holdings, Inc. (x)*	404,482	6,342,278
Mercurity Fintech Holding, Inc.*	34,238	131,816
Meridianlink, Inc.*	38,073	617,925
Mitek Systems, Inc.*	52,867	523,383
N-able, Inc.*	83,073	672,891
NCR Voyix Corp.*	164,084	1,924,705
NextNav, Inc. (x)*	102,481	1,557,711
Olo, Inc., Class A*	134,841	1,200,085
ON24, Inc.*	40,927	222,234
OneSpan, Inc.	42,090	702,482
Ooma, Inc.*	28,867	372,384
Pagaya Technologies Ltd., Class A (x)*	49,038	1,045,490
PagerDuty, Inc.*	98,935	1,511,727
Porch Group, Inc.*	94,709	1,116,619
Progress Software Corp.	49,709	3,173,423
PROS Holdings, Inc.*	51,005	798,738
Q2 Holdings, Inc.*	72,572	6,792,013
Qualys, Inc.*	42,547	6,078,690
Rapid7, Inc.*	74,400	1,720,872
Red Violet, Inc.	13,102	644,618
Rekor Systems, Inc.*	4,805	5,574
ReposiTrak, Inc. (x)	13,518	265,629
Rezolve AI plc (x)*	103,835	319,293
Rimini Street, Inc.*	62,434	235,376
Riot Platforms, Inc. (x)*	385,480	4,355,924
Roadzen, Inc.*	9,714	9,520
Sapiens International Corp. NV	36,491	1,067,362
SEMrush Holdings, Inc., Class A*	53,443	483,659
Silvaco Group, Inc. (x)*	7,055	33,300
SoundHound AI, Inc., Class A (x)*	427,200	4,583,856
SoundThinking, Inc.*	11,012	143,762
Sprinklr, Inc., Class A*	129,557	1,096,052
Sprout Social, Inc., Class A*	60,323	1,261,354
SPS Commerce, Inc.*	44,334	6,033,414
Synchronoss Technologies, Inc.*	10,645	72,918
Telos Corp.*	66,492	210,780
Tenable Holdings, Inc.*	138,886	4,691,569
Terawulf, Inc. (x)*	311,508	1,364,405
Varonis Systems, Inc.*	128,352	6,513,864
Verint Systems, Inc.*	72,848	1,432,920
Vertex, Inc., Class A*	75,718	2,675,496
Viant Technology, Inc., Class A*	17,881	236,566
Weave Communications, Inc.*	67,882	564,778
WM Technology, Inc.*	91,551	82,030
Workiva, Inc., Class A*	58,656	4,015,003
Xperi, Inc.*	51,861	410,220
Yext, Inc.*	120,255	1,022,167
Zeta Global Holdings Corp., Class A*	219,323	3,397,313

		191,646,905

Technology Hardware, Storage & Peripherals (0.6%)
CompoSecure, Inc., Class A (x)*	51,444	724,846
Corsair Gaming, Inc.*	55,180	520,347
CPI Card Group, Inc.*	7,269	172,421
Diebold Nixdorf, Inc.*	29,983	1,661,058
Eastman Kodak Co. (x)*	74,940	423,411
Immersion Corp.	36,399	286,824
IonQ, Inc. (x)*	276,391	11,876,521
Quantum Computing, Inc. (x)*	100,779	1,931,934
Turtle Beach Corp. (x)*	17,406	240,725
Xerox Holdings Corp. (x)	134,901	710,928

		18,549,015

Total Information Technology		435,723,497

Materials (3.4%)
Chemicals (1.5%)
AdvanSix, Inc.	30,661	728,199
American Vanguard Corp.*	30,429	119,282
Arq, Inc. (x)*	33,798	181,495
ASP Isotopes, Inc. (x)*	64,971	478,187
Aspen Aerogels, Inc.*	77,003	455,858
Avient Corp.	107,455	3,471,871
Balchem Corp.	38,092	6,064,246
Cabot Corp.	63,218	4,741,350
Chemours Co. (The)	174,856	2,002,101
Core Molding Technologies, Inc.*	10,261	170,230
Ecovyst, Inc.*	126,770	1,043,317
Flotek Industries, Inc.*	15,209	224,485
Ginkgo Bioworks Holdings, Inc., Class A (x)*	40,163	451,834
Hawkins, Inc.	22,731	3,230,075
HB Fuller Co.	63,752	3,834,683
Ingevity Corp.*	42,399	1,826,973
Innospec, Inc.	29,022	2,440,460
Intrepid Potash, Inc.*	13,175	470,743
Koppers Holdings, Inc.	23,113	743,083
Kronos Worldwide, Inc.	24,017	148,905
LSB Industries, Inc.*	61,499	479,692
Mativ Holdings, Inc.	62,998	429,646
Minerals Technologies, Inc.	37,449	2,062,316
Northern Technologies International Corp.	1,997	14,798
Orion SA	65,704	689,235
Perimeter Solutions, Inc.*	162,242	2,258,409
PureCycle Technologies, Inc. (x)*	151,336	2,073,303
Quaker Chemical Corp.	16,351	1,830,331
Rayonier Advanced Materials, Inc.*	76,030	292,715
Sensient Technologies Corp.	49,053	4,832,702
Solesence, Inc.*	18,053	78,711
Stepan Co.	24,867	1,357,241
Trinseo plc	36,398	113,562
Tronox Holdings plc	137,436	696,800
Valhi, Inc. (x)	3,234	52,261

		50,089,099

Construction Materials (0.2%)
Knife River Corp.*	66,717	5,446,776
Smith-Midland Corp.*	3,969	133,200
Titan America SA	25,854	322,658
United States Lime & Minerals, Inc.	12,613	1,258,777

		7,161,411

Containers & Packaging (0.2%)
Ardagh Metal Packaging SA	164,396	703,615
Greif, Inc., Class A	29,022	1,886,140

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Greif, Inc., Class B	5,889	$406,400
Myers Industries, Inc.	44,290	641,762
O-I Glass, Inc.*	180,340	2,658,211
Ranpak Holdings Corp., Class A*	57,844	206,503
TriMas Corp.	38,967	1,114,846

		7,617,477

Metals & Mining (1.4%)
Alpha Metallurgical Resources, Inc.*	13,656	1,536,027
American Battery Technology Co.*	88,117	142,750
Ascent Industries Co.*	7,675	96,782
Caledonia Mining Corp. plc	18,608	359,507
Carpenter Technology Corp.	2,138	590,900
Century Aluminum Co.*	61,417	1,106,734
Coeur Mining, Inc.*	746,072	6,610,198
Commercial Metals Co.	132,635	6,487,178
Compass Minerals International, Inc.*	40,099	805,589
Constellium SE*	165,962	2,207,295
Contango ORE, Inc.*	10,229	199,261
Critical Metals Corp. (x)*	35,105	125,676
Dakota Gold Corp.*	99,038	365,450
Ferroglobe plc	134,502	493,622
Friedman Industries, Inc.	5,690	94,226
Hecla Mining Co.	700,598	4,196,582
i-80 Gold Corp.*	18,876	11,295
Idaho Strategic Resources, Inc.*	13,156	172,080
Ivanhoe Electric, Inc. (x)*	100,309	909,803
Kaiser Aluminum Corp.	18,601	1,486,220
Lifezone Metals Ltd. (x)*	35,054	144,422
MAC Copper Ltd.*	82,845	1,001,596
Materion Corp.	23,970	1,902,499
Metallus, Inc.*	43,702	673,448
NioCorp Developments Ltd.*	57,575	134,150
Novagold Resources, Inc.*	289,128	1,182,534
Olympic Steel, Inc.	11,679	380,619
Perpetua Resources Corp.*	53,932	654,734
Piedmont Lithium, Inc. (x)*	25,773	149,999
Radius Recycling, Inc.	32,415	962,401
Ramaco Resources, Inc., Class A (x)	41,100	540,054
Ramaco Resources, Inc., Class B	1,221	9,988
Ryerson Holding Corp.	31,377	676,802
SSR Mining, Inc.*	238,478	3,038,210
SunCoke Energy, Inc.	99,697	856,397
Tredegar Corp.*	30,697	270,134
United States Antimony Corp.*	105,811	230,668
US Gold Corp.*	12,167	148,437
US Goldmining, Inc.*	2,994	24,551
Vox Royalty Corp.	38,338	121,148
Warrior Met Coal, Inc.	61,015	2,796,317
Worthington Steel, Inc.	38,981	1,162,803

		45,059,086

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	18,714	509,769
Magnera Corp.*	38,359	463,377
Sylvamo Corp.	40,495	2,028,800

		3,001,946

Total Materials		112,929,019

Real Estate (5.5%)
Diversified REITs (0.6%)
Alexander & Baldwin, Inc. (REIT)	85,913	1,531,829
Alpine Income Property Trust, Inc. (REIT)	14,322	210,677
American Assets Trust, Inc. (REIT)	61,290	1,210,478
Armada Hoffler Properties, Inc. (REIT)	95,121	653,481
Broadstone Net Lease, Inc. (REIT)	223,698	3,590,353
CTO Realty Growth, Inc. (REIT)	35,998	621,325
Essential Properties Realty Trust, Inc. (REIT)	231,573	7,389,494
Gladstone Commercial Corp. (REIT)	54,314	778,320
Global Net Lease, Inc. (REIT)	233,757	1,764,865
Modiv Industrial, Inc. (REIT), Class C	9,468	133,309
NexPoint Diversified Real Estate Trust (REIT)	40,443	169,456
One Liberty Properties, Inc. (REIT)	20,839	497,219

		18,550,806

Health Care REITs (0.9%)
American Healthcare REIT, Inc. (REIT)	186,363	6,846,977
CareTrust REIT, Inc. (REIT)	220,183	6,737,600
Community Healthcare Trust, Inc. (REIT)	31,334	521,084
Diversified Healthcare Trust (REIT)	253,761	908,464
Global Medical REIT, Inc. (REIT)	75,330	522,037
LTC Properties, Inc. (REIT)	53,542	1,853,089
National Health Investors, Inc. (REIT)	54,089	3,792,721
Sabra Health Care REIT, Inc. (REIT)	278,367	5,133,087
Sila Realty Trust, Inc. (REIT)	64,600	1,529,082
Strawberry Fields REIT, Inc. (REIT)	9,849	103,808
Universal Health Realty Income Trust (REIT)	15,174	606,505

		28,554,454

Hotel & Resort REITs (0.6%)
Apple Hospitality REIT, Inc. (REIT)	265,405	3,097,276
Braemar Hotels & Resorts, Inc. (REIT)	68,867	168,724
Chatham Lodging Trust (REIT)	56,844	396,203
DiamondRock Hospitality Co. (REIT)	247,404	1,895,115
Pebblebrook Hotel Trust (REIT)	139,025	1,388,860
RLJ Lodging Trust (REIT)	174,727	1,272,013
Ryman Hospitality Properties, Inc. (REIT)	68,788	6,787,312
Service Properties Trust (REIT)	191,709	458,184
Summit Hotel Properties, Inc. (REIT)	128,345	653,276
Sunstone Hotel Investors, Inc. (REIT)	228,877	1,986,652
Xenia Hotels & Resorts, Inc. (REIT)	121,022	1,521,246

		19,624,861

Industrial REITs (0.4%)
Industrial Logistics Properties Trust (REIT)	64,477	293,370
Innovative Industrial Properties, Inc. (REIT)	32,809	1,811,713
LXP Industrial Trust (REIT)	341,663	2,822,137
Plymouth Industrial REIT, Inc. (REIT)	48,821	784,065
Terreno Realty Corp. (REIT)	119,186	6,682,759

		12,394,044

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Office REITs (0.6%)
Brandywine Realty Trust (REIT)	204,021	$875,250
City Office REIT, Inc. (REIT)	45,185	241,288
COPT Defense Properties (REIT)	133,645	3,685,929
Douglas Emmett, Inc. (REIT)	147,731	2,221,874
Easterly Government Properties, Inc. (REIT), Class A	46,374	1,029,503
Empire State Realty Trust, Inc. (REIT), Class A	162,386	1,313,703
Franklin Street Properties Corp. (REIT)	98,012	160,740
Hudson Pacific Properties, Inc. (REIT)*	378,341	1,036,654
JBG SMITH Properties (REIT) (x)	87,312	1,510,498
NET Lease Office Properties (REIT)*	18,099	589,122
Paramount Group, Inc. (REIT)*	219,302	1,337,742
Peakstone Realty Trust (REIT) (x)	42,511	561,570
Piedmont Realty Trust, Inc. (REIT)	143,733	1,047,814
Postal Realty Trust, Inc. (REIT), Class A	25,972	382,568
SL Green Realty Corp. (REIT) (x)	84,178	5,210,618

		21,204,873

Real Estate Management & Development (0.5%)
American Realty Investors, Inc. (x)*	1,937	27,350
Anywhere Real Estate, Inc.*	125,038	452,638
Compass, Inc., Class A*	531,559	3,338,190
Cushman & Wakefield plc*	188,369	2,085,245
Douglas Elliman, Inc.*	82,683	191,825
eXp World Holdings, Inc. (x)	92,219	839,193
Forestar Group, Inc.*	21,998	439,960
FRP Holdings, Inc.*	15,026	404,049
Kennedy-Wilson Holdings, Inc.	140,646	956,393
Marcus & Millichap, Inc.	28,288	868,724
Maui Land & Pineapple Co., Inc.*	8,767	159,472
Newmark Group, Inc., Class A	160,571	1,950,938
Offerpad Solutions, Inc. (x)*	2,550	2,320
RE/MAX Holdings, Inc., Class A*	20,819	170,299
Real Brokerage, Inc. (The)*	121,424	547,622
RMR Group, Inc. (The), Class A	17,999	294,284
Seaport Entertainment Group, Inc. (x)*	7,475	139,409
St Joe Co. (The)	44,574	2,126,180
Star Holdings (x)*	3,159	24,672
Stratus Properties, Inc. (x)*	6,484	122,418
Tejon Ranch Co. (x)*	24,548	416,334
Transcontinental Realty Investors, Inc.*	1,627	69,326

		15,626,841

Residential REITs (0.4%)
Apartment Investment and Management Co. (REIT), Class A	158,098	1,367,548
BRT Apartments Corp. (REIT)	14,012	219,148
Centerspace (REIT)	19,792	1,191,280
Clipper Realty, Inc. (REIT)	13,165	48,316
Elme Communities (REIT)	102,458	1,629,082
Independence Realty Trust, Inc. (REIT)	272,009	4,811,839
NexPoint Residential Trust, Inc. (REIT)	26,045	867,819
UMH Properties, Inc. (REIT)	91,430	1,535,110
Veris Residential, Inc. (REIT)	93,576	1,393,347

		13,063,489

Retail REITs (1.1%)
Acadia Realty Trust (REIT)	155,724	2,891,795
Alexander’s, Inc. (REIT) (x)	2,513	566,229
CBL & Associates Properties, Inc. (REIT)	22,893	581,253
Curbline Properties Corp. (REIT)	114,155	2,606,159
FrontView REIT, Inc. (REIT) (x)	20,341	244,092
Getty Realty Corp. (REIT) (x)	60,950	1,684,658
InvenTrust Properties Corp. (REIT)	92,904	2,545,570
Kite Realty Group Trust (REIT)	258,787	5,861,526
Macerich Co. (The) (REIT)	297,353	4,811,171
NETSTREIT Corp. (REIT) (x)	97,232	1,646,138
Phillips Edison & Co., Inc. (REIT)	147,874	5,180,026
Saul Centers, Inc. (REIT)	13,709	468,025
SITE Centers Corp. (REIT)	58,877	665,899
Tanger, Inc. (REIT)	131,055	4,007,662
Urban Edge Properties (REIT)	148,344	2,768,099
Whitestone REIT (REIT)	55,242	689,420

		37,217,722

Specialized REITs (0.4%)
Farmland Partners, Inc. (REIT) (x)	50,965	586,607
Four Corners Property Trust, Inc. (REIT)	117,884	3,172,259
Gladstone Land Corp. (REIT) (x)	40,825	415,190
Outfront Media, Inc. (REIT)	165,878	2,707,129
PotlatchDeltic Corp. (REIT)	91,521	3,511,661
Safehold, Inc. (REIT)	65,759	1,023,210
Smartstop Self Storage REIT, Inc. (REIT)	32,790	1,187,982
Uniti Group, Inc. (REIT)*	282,992	1,222,525

		13,826,563

Total Real Estate		180,063,653

Utilities (2.9%)
Electric Utilities (1.0%)
ALLETE, Inc.	68,347	4,378,992
Genie Energy Ltd., Class B	24,559	660,146
Hawaiian Electric Industries, Inc.*	202,395	2,151,459
MGE Energy, Inc.	42,973	3,800,532
Oklo, Inc., Class A (x)*	119,636	6,698,420
Otter Tail Corp.	45,249	3,488,245
Portland General Electric Co.	128,301	5,212,870
TXNM Energy, Inc.	108,094	6,087,854

		32,478,518

Gas Utilities (1.0%)
Brookfield Infrastructure Corp., Class A (x)	140,448	5,842,637
Chesapeake Utilities Corp.	26,606	3,198,573
New Jersey Resources Corp.	117,730	5,276,658
Northwest Natural Holding Co.	47,324	1,879,709
ONE Gas, Inc.	69,924	5,024,739
RGC Resources, Inc.	8,957	200,458
Southwest Gas Holdings, Inc.	75,274	5,599,633
Spire, Inc.	67,405	4,919,891

		31,942,298

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.2%)
Montauk Renewables, Inc.*	80,237	$178,126
Ormat Technologies, Inc.	71,081	5,953,745

		6,131,871

Multi-Utilities (0.4%)
Avista Corp.	94,184	3,574,283
Black Hills Corp.	85,020	4,769,622
Northwestern Energy Group, Inc.	72,335	3,710,785
Unitil Corp.	18,832	982,089

		13,036,779

Water Utilities (0.3%)
American States Water Co.	44,928	3,444,180
Cadiz, Inc. (x)*	62,207	185,999
California Water Service Group	69,391	3,155,903
Consolidated Water Co. Ltd. (x)	17,046	511,721
Global Water Resources, Inc.	13,097	133,458
H2O America	37,382	1,942,743
Middlesex Water Co.	20,941	1,134,583
Pure Cycle Corp.*	22,979	246,335
York Water Co. (The)	16,248	513,437

		11,268,359

Total Utilities		94,857,825

Total Common Stocks (90.4%) (Cost $2,323,367,654)		2,967,207,792

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	23,102	—
Chinook Therapeutics, Inc., CVR (r)*	68,139	—
Icosavax, Inc., CVR *	31,364	9,410
Sanofi Aatd, Inc., CVR (r)*	38,335	18,615

Total Rights (0.0%)† (Cost $25,908)		28,025

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Pulse Biosciences, Inc., expiring 6/27/29 (x)* (Cost $—)	1,855	3,793

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (7.6%)
Allspring Government Money Market Fund, Select Shares 4.26% (7 day yield) (xx)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 day yield) (xx)	5,000,000	5,000,000
HSBC U.S. Government Money Market Fund, Intermediary Shares 4.23% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	86,135,618	86,135,618
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	124,304,793	124,329,654
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.23% (7 day yield) (xx)	10,000,000	10,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 4.24% (7 day yield) (xx)	10,000,000	10,000,000

Total Investment Companies		247,465,272

Total Short-Term Investments (7.6%) (Cost $247,420,613)		247,465,272

Total Investments in Securities (98.0%) (Cost $2,570,814,175)		3,214,704,882
Other Assets Less Liabilities (2.0%)		66,855,052

Net Assets (100%)		$3,281,559,934

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the market value or fair value, as applicable, of these securities amounted to $1,943,422 or 0.1% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $281,513,242. This was collateralized by $161,137,022 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 7/15/25 - 2/15/55 and by cash of $123,135,618 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	2,952	9/2025	USD	323,494,920	6,733,063

					6,733,063

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$78,733,187	$—	$—		$78,733,187
Consumer Discretionary	299,030,281	—	—		299,030,281
Consumer Staples	67,472,731	—	—		67,472,731
Energy	144,624,197	—	—		144,624,197
Financials	573,803,944	—	—	(a)	573,803,944
Health Care	471,452,085	—	—	(a)	471,452,085
Industrials	508,517,373	—	—		508,517,373
Information Technology	435,723,497	—	—		435,723,497
Materials	112,929,019	—	—		112,929,019
Real Estate	180,063,653	—	—		180,063,653
Utilities	94,857,825	—	—		94,857,825
Futures	6,733,063	—	—		6,733,063
Rights
Health Care	—	9,410	18,615		28,025
Short-Term Investments
Investment Companies	247,465,272	—	—		247,465,272
Warrants
Health Care	—	3,793	—		3,793

Total Assets	$3,221,406,127	$13,203	$18,615		$3,221,437,945

Total Liabilities	$—	$—	$–		$—

Total	$3,221,406,127	$13,203	$18,615		$3,221,437,945

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$6,733,063	*

Total		$6,733,063

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(98,904,294)	$(98,904,294)

Total	$(98,904,294)	$(98,904,294)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$26,244,189	$26,244,189

Total	$26,244,189	$26,244,189

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$309,576,000
Average notional value of contracts — short	12,607,000

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$305,471,688
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$382,502,013

During the six months ended June 30, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 10%)*	Net Proceeds of Sales and Redemptions (affiliated 25%)*	Net Realized Gain (Loss)
$ 30,708,755	$94,543,342	$62,961,352

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,180,581,573
Aggregate gross unrealized depreciation	(530,932,115)

Net unrealized appreciation	$649,649,458

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,571,788,487

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $2,570,814,175)	$3,214,704,882
Cash	158,013,160
Cash held as collateral at broker for futures	29,941,600
Receivable for securities sold	4,139,279
Dividends, interest and other receivables	3,797,938
Due from Custodian	2,178,296
Due from broker for futures variation margin	417,925
Securities lending income receivable	199,783
Receivable for Portfolio shares sold	34,711
Other assets	34,727

Total assets	3,413,462,301

LIABILITIES
Payable for return of collateral on securities loaned	123,135,618
Payable for securities purchased	4,573,354
Payable for Portfolio shares repurchased	2,525,441
Investment management fees payable	1,169,456
Administrative fees payable	316,935
Distribution fees payable – Class IB	75,649
Accrued expenses	105,914

Total liabilities	131,902,367

Commitments and contingent liabilities^
NET ASSETS	$3,281,559,934

Net assets were comprised of:
Paid in capital	$2,704,091,967
Total distributable earnings (loss)	577,467,967

Net assets	$3,281,559,934

Class IB
Net asset value, offering and redemption price per share, $375,681,720 / 20,042,838 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.74

Class K
Net asset value, offering and redemption price per share, $2,905,878,214 / 153,044,153 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.99

(x)	Includes value of securities on loan of $281,513,242.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $51,931 foreign withholding tax)	$23,982,798
Interest	3,885,804
Securities lending (net)	1,038,718

Total income	28,907,320

EXPENSES
Investment management fees	7,067,086
Administrative fees	1,998,494
Distribution fees – Class IB	467,062
Printing and mailing expenses	115,904
Professional fees	95,777
Custodian fees	82,028
Trustees’ fees	54,978
Miscellaneous	38,045

Total expenses	9,919,374

NET INVESTMENT INCOME (LOSS)	18,987,946

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	89,441,314
Futures contracts	(98,904,294)

Net realized gain (loss)	(9,462,980)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(165,894,423)
Futures contracts	26,244,189

Net change in unrealized appreciation (depreciation)	(139,650,234)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(149,113,214)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(130,125,268)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,987,946	$37,224,798
Net realized gain (loss)	(9,462,980)	213,567,670
Net change in unrealized appreciation (depreciation)	(139,650,234)	106,553,743

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(130,125,268)	357,346,211

Distributions to shareholders:
Class IB	—	(32,679,243)
Class K	—	(243,788,991)

Total distributions to shareholders	—	(276,468,234)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 515,368 and 502,472 shares, respectively ]	9,245,484	10,022,343
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,584,072 shares, respectively ]	—	32,679,243
Capital shares repurchased [ (1,504,441) and (3,571,222) shares, respectively ]	(27,938,848)	(71,711,624)

Total Class IB transactions	(18,693,364)	(29,010,038)

Class K
Capital shares sold [ 15,265,111 and 14,606,607 shares, respectively ]	258,248,101	286,221,520
Capital shares issued in reinvestment of dividends and distributions [ 0 and 11,678,213 shares, respectively ]	—	243,788,991
Capital shares repurchased [ (15,223,424) and (20,679,474) shares, respectively ]	(277,847,976)	(415,021,828)

Total Class K transactions	(19,599,875)	114,988,683

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(38,293,239)	85,978,645

TOTAL INCREASE (DECREASE) IN NET ASSETS	(168,418,507)	166,856,622
NET ASSETS:
Beginning of period	3,449,978,441	3,283,121,819

End of period	$3,281,559,934	$3,449,978,441

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024	2023	2022	2021		2020
Net asset value, beginning of period	$19.62		$19.15	$16.86	$22.34	$23.34		$20.63

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.18	0.16	0.12	0.06	(aa)	0.10
Net realized and unrealized gain (loss)	(0.97)		1.91	2.53	(5.11)	3.11		3.82

Total from investment operations	(0.88)		2.09	2.69	(4.99)	3.17		3.92

Less distributions:
Dividends from net investment income	—		(0.28)	(0.23)	(0.14)	(0.10)		(0.15)
Distributions from net realized gains	—		(1.34)	(0.17)	(0.35)	(4.07)		(1.06)

Total dividends and distributions	—		(1.62)	(0.40)	(0.49)	(4.17)		(1.21)

Net asset value, end of period	$18.74		$19.62	$19.15	$16.86	$22.34		$23.34

Total return (b)	(4.49)%		10.65%	15.99%	(22.40)%	13.92%		19.31%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$375,682		$412,674	$431,108	$411,368	$581,771		$593,742
Ratio of expenses to average net assets (a)(f)	0.84%		0.84%	0.84%	0.83%	0.82	%(g)	0.83%
Ratio of net investment income (loss) to average net assets (a)(f)	0.96%		0.88%	0.91%	0.67%	0.25	%(bb)	0.52%
Portfolio turnover rate^	10	%(z)	18%	11%	15%	19%		32%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024	2023	2022	2021		2020
Net asset value, beginning of period	$19.85		$19.35	$17.03	$22.56	$23.53		$20.78

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.23	0.21	0.17	0.13	(aa)	0.15
Net realized and unrealized gain (loss)	(0.97)		1.94	2.55	(5.17)	3.13		3.86

Total from investment operations	(0.86)		2.17	2.76	(5.00)	3.26		4.01

Less distributions:
Dividends from net investment income	—		(0.33)	(0.27)	(0.18)	(0.16)		(0.20)
Distributions from net realized gains	—		(1.34)	(0.17)	(0.35)	(4.07)		(1.06)

Total dividends and distributions	—		(1.67)	(0.44)	(0.53)	(4.23)		(1.26)

Net asset value, end of period	$18.99		$19.85	$19.35	$17.03	$22.56		$23.53

Total return (b)	(4.33)%		10.94%	16.27%	(22.20)%	14.20%		19.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,905,878		$3,037,304	$2,852,014	$2,777,777	$3,830,106		$4,104,427
Ratio of expenses to average net assets (a)(f)	0.59%		0.59%	0.59%	0.58%	0.57	%(g)	0.58%
Ratio of net investment income (loss) to average net assets (a)(f)	1.21%		1.14%	1.15%	0.93%	0.50	(bb)	0.77%
Portfolio turnover rate^	10	%(z)	18%	11%	15%	19%		32%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.05 and $0.11 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.07% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.2%)
ANZ Group Holdings Ltd.	268,512	$5,153,189
APA Group	112,045	602,476
Aristocrat Leisure Ltd.	51,017	2,188,203
ASX Ltd.	17,898	821,743
BHP Group Ltd.	460,766	11,144,553
BlueScope Steel Ltd.	37,323	567,677
Brambles Ltd.	128,034	1,973,500
CAR Group Ltd.	33,175	817,033
Cochlear Ltd.	5,894	1,165,370
Coles Group Ltd.	120,090	1,647,136
Commonwealth Bank of Australia	151,906	18,470,739
Computershare Ltd.	46,404	1,218,272
Evolution Mining Ltd.	177,287	908,948
Fortescue Ltd.	157,194	1,580,826
Glencore plc	930,749	3,623,253
Goodman Group (REIT)	185,010	4,169,211
Insurance Australia Group Ltd.	209,775	1,246,713
Lottery Corp. Ltd. (The)	211,582	742,217
Macquarie Group Ltd.	32,867	4,947,754
Medibank Pvt Ltd.	247,691	823,240
National Australia Bank Ltd.	277,996	7,201,426
Northern Star Resources Ltd.	121,043	1,477,776
Origin Energy Ltd.	151,373	1,074,966
Pro Medicus Ltd.	5,301	994,602
Qantas Airways Ltd.	61,812	436,920
QBE Insurance Group Ltd.	139,738	2,151,145
REA Group Ltd.	4,693	742,801
Reece Ltd. (x)	21,243	200,628
Rio Tinto Ltd.	32,785	2,311,592
Rio Tinto plc	102,445	5,969,367
Santos Ltd.	298,205	1,503,379
Scentre Group (REIT)	495,753	1,161,556
SGH Ltd.	17,495	622,580
Sigma Healthcare Ltd.	423,374	833,144
Sonic Healthcare Ltd.	39,977	704,868
South32 Ltd.	421,977	808,177
Stockland (REIT)	229,177	808,464
Suncorp Group Ltd.	97,649	1,388,825
Telstra Group Ltd.	364,341	1,160,589
Transurban Group	280,428	2,580,200
Vicinity Ltd. (REIT)	394,424	641,188
Washington H Soul Pattinson & Co. Ltd. (x)	23,296	644,108
Wesfarmers Ltd.	102,749	5,731,156
Westpac Banking Corp.	310,736	6,924,739
WiseTech Global Ltd.	18,424	1,322,071
Woodside Energy Group Ltd.	172,356	2,680,495
Woolworths Group Ltd.	111,209	2,277,009

		118,165,824

Austria (0.2%)
Erste Group Bank AG	28,318	2,411,725
Mondi plc	37,419	610,965
OMV AG	12,773	694,822
Verbund AG	6,520	500,367

		4,217,879

Belgium (0.8%)
Ageas SA/NV	12,482	843,227
Anheuser-Busch InBev SA/NV	90,617	6,216,671
D’ieteren Group	2,008	431,435
Elia Group SA/NV, Class B	4,348	500,649
Groupe Bruxelles Lambert NV	7,528	641,128
KBC Group NV	21,083	2,177,012
Lotus Bakeries NV	37	356,082
Sofina SA	1,357	447,574
Syensqo SA	6,266	483,310
UCB SA	11,280	2,218,311

		14,315,399

Brazil (0.0%)†
Yara International ASA	13,919	513,708

Chile (0.0%)†
Antofagasta plc	36,512	906,889

China (0.5%)
BOC Hong Kong Holdings Ltd.	336,500	1,461,748
Prosus NV	118,770	6,641,296
SITC International Holdings Co. Ltd.	111,000	355,627
Wharf Holdings Ltd. (The)	71,095	216,456
Wilmar International Ltd.	170,200	384,172
Yangzijiang Shipbuilding Holdings Ltd.	252,500	440,857

		9,500,156

Denmark (2.1%)
AP Moller – Maersk A/S, Class A (x)	258	476,590
AP Moller – Maersk A/S, Class B (x)	379	704,594
Carlsberg A/S, Class B	8,805	1,247,540
Coloplast A/S, Class B (x)	11,573	1,099,241
Danske Bank A/S	62,153	2,534,694
Demant A/S*	7,470	311,596
DSV A/S	18,552	4,458,045
Genmab A/S*	5,820	1,208,336
Novo Nordisk A/S, Class B	292,347	20,290,624
Novonesis Novozymes B	32,178	2,307,011
Orsted A/S (m)*	16,643	714,726
Pandora A/S	7,338	1,288,314
ROCKWOOL A/S, Class B	8,090	378,587
Tryg A/S	31,381	810,568
Vestas Wind Systems A/S	94,802	1,422,236

		39,252,702

Finland (1.0%)
Elisa OYJ	13,391	742,637
Fortum OYJ	40,890	765,364
Kesko OYJ, Class B	24,073	593,791
Kone OYJ, Class B	30,262	1,991,961
Metso OYJ	60,055	776,745
Neste OYJ	35,712	484,611
Nokia OYJ	493,890	2,563,313
Nordea Bank Abp	281,375	4,179,530
Orion OYJ, Class B	9,717	730,836
Sampo OYJ, Class A	217,955	2,344,037
Stora Enso OYJ, Class R	55,736	605,594
UPM-Kymmene OYJ	50,344	1,373,451
Wartsila OYJ Abp	43,835	1,034,774

		18,186,644

France (8.5%)
Accor SA	18,655	974,137
Aeroports de Paris SA	3,476	435,661

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Air Liquide SA	52,504	$10,831,899
Airbus SE	53,939	11,262,648
Alstom SA*	32,211	751,270
Amundi SA (m)	5,296	428,580
Arkema SA	5,072	373,709
AXA SA	160,836	7,894,663
BioMerieux	3,678	508,635
BNP Paribas SA	92,383	8,305,337
Bollore SE	65,112	408,804
Bouygues SA	17,167	776,520
Bureau Veritas SA	27,589	940,505
Capgemini SE	14,793	2,527,556
Carrefour SA	52,433	739,308
Cie de Saint-Gobain SA	40,771	4,785,331
Cie Generale des Etablissements Michelin SCA	60,177	2,235,729
Covivio SA (REIT)	4,327	272,944
Credit Agricole SA	95,232	1,802,148
Danone SA	58,601	4,787,855
Dassault Aviation SA	1,926	681,073
Dassault Systemes SE	60,006	2,172,121
Edenred SE	22,816	706,573
Eiffage SA	5,907	829,759
Engie SA	165,795	3,891,317
EssilorLuxottica SA	26,994	7,405,657
Eurazeo SE	3,382	241,221
FDJ United (m)	8,409	329,849
Gecina SA (REIT)	4,388	482,253
Getlink SE	25,479	491,913
Hermes International SCA	2,875	7,785,808
Ipsen SA	3,511	418,128
Kering SA	6,547	1,423,334
Klepierre SA (REIT)	20,548	809,399
Legrand SA	23,801	3,182,130
L’Oreal SA	21,826	9,335,278
LVMH Moet Hennessy Louis Vuitton SE	24,970	13,077,203
Orange SA	169,024	2,571,400
Pernod Ricard SA	18,738	1,867,327
Publicis Groupe SA	20,776	2,341,585
Renault SA	18,465	851,111
Rexel SA	20,113	619,312
Safran SA	32,686	10,622,832
Sartorius Stedim Biotech	2,826	675,098
Societe Generale SA	65,383	3,739,219
Sodexo SA	7,489	460,491
Teleperformance SE	5,148	499,196
Thales SA	8,344	2,453,272
TotalEnergies SE	185,455	11,381,595
Unibail-Rodamco-Westfield (REIT)	10,598	1,012,945
Veolia Environnement SA	57,496	2,048,754
Vinci SA	44,819	6,604,597

		162,054,989

Germany (9.3%)
adidas AG	15,522	3,619,345
Allianz SE (Registered)	35,054	14,208,529
BASF SE	81,017	3,994,866
Bayer AG (Registered)	89,764	2,700,007
Bayerische Motoren Werke AG	25,776	2,291,180
Bayerische Motoren Werke AG (Preference) (q)	4,504	372,976
Beiersdorf AG	8,709	1,093,585
Brenntag SE	10,331	683,920
Commerzbank AG	81,923	2,584,302
Continental AG	10,026	875,130
Covestro AG*	16,693	1,187,677
CTS Eventim AG & Co. KGaA	5,603	695,646
Daimler Truck Holding AG	42,333	2,003,124
Deutsche Bank AG (Registered)	170,009	5,040,597
Deutsche Boerse AG	17,011	5,548,552
Deutsche Lufthansa AG (Registered)	50,025	423,095
Deutsche Post AG	87,771	4,053,916
Deutsche Telekom AG (Registered)	316,847	11,558,931
Dr Ing hc F Porsche AG (Preference) (m)(q)(x)	10,947	540,817
E.ON SE	203,798	3,750,998
Evonik Industries AG	24,597	507,046
Fresenius Medical Care AG	20,216	1,158,524
Fresenius SE & Co. KGaA	37,826	1,901,699
GEA Group AG	13,099	916,540
Hannover Rueck SE	5,631	1,772,347
Heidelberg Materials AG	12,298	2,889,318
Henkel AG & Co. KGaA	9,673	700,750
Henkel AG & Co. KGaA (Preference) (q)	15,764	1,237,823
Infineon Technologies AG	119,901	5,100,788
Knorr-Bremse AG	6,704	647,947
LEG Immobilien SE	6,468	574,090
Mercedes-Benz Group AG	65,555	3,837,087
Merck KGaA	11,712	1,517,577
MTU Aero Engines AG	4,897	2,175,848
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	12,125	7,864,024
Nemetschek SE	5,200	753,417
Porsche Automobil Holding SE (Preference) (q)	13,795	547,456
Rational AG	466	390,834
Rheinmetall AG	4,058	8,589,878
RWE AG	56,201	2,345,536
SAP SE	94,788	28,823,874
Sartorius AG (Preference) (q)	2,314	588,768
Scout24 SE (m)	7,188	991,498
Siemens AG (Registered)	68,988	17,687,200
Siemens Energy AG*	61,673	7,123,834
Siemens Healthineers AG (m)	30,567	1,694,461
Symrise AG, Class A	11,583	1,216,244
Talanx AG	6,122	792,534
Volkswagen AG (Preference) (q)	18,309	1,932,842
Vonovia SE	66,927	2,358,004
Zalando SE (m)*	20,807	685,043

		176,550,024

Hong Kong (1.7%)
AIA Group Ltd.	970,812	8,706,446
CK Asset Holdings Ltd.	184,652	813,885
CK Infrastructure Holdings Ltd.	53,000	350,748
CLP Holdings Ltd.	151,500	1,275,696
Futu Holdings Ltd. (ADR)	5,253	649,218
Hang Seng Bank Ltd.	67,800	1,015,711
Henderson Land Development Co. Ltd.	127,025	444,186
HKT Trust & HKT Ltd.	362,013	540,487

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Hong Kong & China Gas Co. Ltd.	999,722	$839,262
Hong Kong Exchanges & Clearing Ltd.	109,358	5,834,321
Hongkong Land Holdings Ltd.	101,800	587,386
Jardine Matheson Holdings Ltd.	15,400	701,778
Link REIT (REIT)	229,380	1,224,342
MTR Corp. Ltd.	134,000	481,379
Power Assets Holdings Ltd.	117,500	755,148
Prudential plc	236,852	2,966,999
Sino Land Co. Ltd.	405,172	430,982
Sun Hung Kai Properties Ltd.	135,000	1,548,640
Swire Pacific Ltd., Class A	33,500	286,992
Techtronic Industries Co. Ltd.	130,000	1,429,181
WH Group Ltd. (m)	796,603	766,164
Wharf Real Estate Investment Co. Ltd.	150,900	426,752

		32,075,703

Ireland (0.4%)
AerCap Holdings NV	16,747	1,959,399
AIB Group plc	192,162	1,581,105
Bank of Ireland Group plc	94,192	1,340,873
Kerry Group plc, Class A	14,356	1,585,374
Kingspan Group plc	14,281	1,214,570

		7,681,321

Israel (0.7%)
Azrieli Group Ltd.	3,713	341,394
Bank Hapoalim BM	113,223	2,172,155
Bank Leumi Le-Israel BM	136,644	2,540,346
Check Point Software Technologies Ltd.*	7,782	1,721,767
Elbit Systems Ltd.	2,395	1,065,140
ICL Group Ltd.	74,932	513,666
Israel Discount Bank Ltd., Class A	115,835	1,154,120
Mizrahi Tefahot Bank Ltd.	14,559	948,758
Nice Ltd.*	5,963	1,011,743
Teva Pharmaceutical Industries Ltd. (ADR)*	105,056	1,760,738
Wix.com Ltd.*	4,659	738,265

		13,968,092

Italy (2.8%)
Banca Mediolanum SpA	14,155	243,772
Banco BPM SpA	104,913	1,224,947
BPER Banca SpA	88,754	806,691
Coca-Cola HBC AG	20,085	1,048,750
Davide Campari-Milano NV (x)	60,150	404,575
DiaSorin SpA	1,954	209,134
Enel SpA	735,890	6,983,276
Eni SpA	199,697	3,236,807
Ferrari NV	11,399	5,587,163
FinecoBank Banca Fineco SpA	56,839	1,261,069
Generali	76,918	2,737,194
Infrastrutture Wireless Italiane SpA (m)	27,783	339,706
Intesa Sanpaolo SpA	1,373,688	7,915,111
Leonardo SpA	36,331	2,044,798
Mediobanca Banca di Credito Finanziario SpA (x)	42,971	998,940
Moncler SpA	22,026	1,255,504
Nexi SpA (m)	53,438	319,394
Poste Italiane SpA (m)(x)	42,245	907,668
Prysmian SpA	25,203	1,782,460
Recordati Industria Chimica e Farmaceutica SpA	9,973	627,327
Ryanair Holdings plc	72,733	2,057,934
Snam SpA (x)	187,408	1,135,134
Telecom Italia SpA*	1,055,769	520,589
Terna - Rete Elettrica Nazionale (x)	127,948	1,315,151
UniCredit SpA	127,256	8,530,878
Unipol Assicurazioni SpA	33,905	671,963

		54,165,935

Japan (19.6%)
Advantest Corp.	69,200	5,120,142
Aeon Co. Ltd. (x)	67,400	2,068,734
AGC, Inc. (x)	16,800	493,133
Aisin Corp.	45,100	578,450
Ajinomoto Co., Inc.	83,900	2,277,456
ANA Holdings, Inc.	16,700	327,320
Asahi Group Holdings Ltd. (x)	133,500	1,786,891
Asahi Kasei Corp.	113,100	806,595
Asics Corp.	60,500	1,546,057
Astellas Pharma, Inc.	168,800	1,660,395
Bandai Namco Holdings, Inc.	55,200	1,982,148
Bridgestone Corp. (x)	51,600	2,114,093
Canon, Inc. (x)	84,700	2,463,861
Capcom Co. Ltd.	30,000	1,027,673
Central Japan Railway Co.	70,400	1,580,034
Chiba Bank Ltd. (The) (x)	48,400	448,525
Chubu Electric Power Co., Inc.	57,900	716,086
Chugai Pharmaceutical Co. Ltd.	61,000	3,187,563
Concordia Financial Group Ltd.	94,800	616,969
Dai Nippon Printing Co. Ltd.	32,400	492,733
Daifuku Co. Ltd.	28,200	728,866
Dai-ichi Life Holdings, Inc.	324,600	2,470,481
Daiichi Sankyo Co. Ltd.	154,800	3,617,249
Daikin Industries Ltd.	23,800	2,813,756
Daito Trust Construction Co. Ltd.	5,900	642,217
Daiwa House Industry Co. Ltd.	49,700	1,709,759
Daiwa Securities Group, Inc.	123,400	877,909
Denso Corp.	175,700	2,379,798
Dentsu Group, Inc. (x)	17,181	381,310
Disco Corp.	8,400	2,486,664
East Japan Railway Co.	82,227	1,774,671
Eisai Co. Ltd.	23,000	662,505
ENEOS Holdings, Inc.	248,290	1,232,958
FANUC Corp.	84,800	2,320,142
Fast Retailing Co. Ltd.	17,500	6,017,847
Fuji Electric Co. Ltd.	13,400	619,170
FUJIFILM Holdings Corp.	101,300	2,210,233
Fujikura Ltd.	22,700	1,193,443
Fujitsu Ltd.	160,800	3,924,947
Hankyu Hanshin Holdings, Inc.	20,300	552,592
Hikari Tsushin, Inc.	1,500	443,318
Hitachi Ltd.	415,800	12,141,516
Honda Motor Co. Ltd.	389,000	3,766,956
Hoshizaki Corp. (x)	11,000	380,098
Hoya Corp.	31,400	3,740,613
Hulic Co. Ltd. (x)	39,300	396,398
Idemitsu Kosan Co. Ltd.	67,385	409,443
IHI Corp.	13,600	1,477,060
Inpex Corp. (x)	82,800	1,164,335

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Isuzu Motors Ltd.	47,000	$597,434
ITOCHU Corp.	107,600	5,645,815
Japan Airlines Co. Ltd.	10,938	223,424
Japan Exchange Group, Inc.	86,900	881,341
Japan Post Bank Co. Ltd.	165,100	1,782,789
Japan Post Holdings Co. Ltd.	164,300	1,523,715
Japan Post Insurance Co. Ltd.	15,400	348,734
Japan Tobacco, Inc. (x)	107,900	3,182,939
JFE Holdings, Inc. (x)	54,000	628,853
Kajima Corp.	38,700	1,011,271
Kansai Electric Power Co., Inc. (The)	83,000	985,014
Kao Corp. (x)	42,800	1,919,097
Kawasaki Kisen Kaisha Ltd. (x)	33,100	469,820
KDDI Corp.	281,900	4,854,776
Keyence Corp.	17,640	7,085,154
Kikkoman Corp.	60,300	560,268
Kirin Holdings Co. Ltd. (x)	71,600	1,004,105
Kobe Bussan Co. Ltd.	13,300	413,579
Komatsu Ltd.	83,900	2,759,865
Konami Group Corp.	9,000	1,425,888
Kubota Corp. (x)	85,600	964,155
Kyocera Corp.	113,300	1,363,880
Kyowa Kirin Co. Ltd.	18,800	321,874
Lasertec Corp. (x)	7,300	983,945
LY Corp.	253,200	932,588
M3, Inc.	36,500	503,252
Makita Corp.	20,500	633,912
Marubeni Corp.	127,300	2,575,083
MatsukiyoCocokara & Co.	29,000	597,601
Meiji Holdings Co. Ltd.	21,744	481,220
Minebea Mitsumi, Inc.	30,300	445,331
Mitsubishi Chemical Group Corp.	120,300	633,224
Mitsubishi Corp.	310,400	6,225,028
Mitsubishi Electric Corp.	171,500	3,704,986
Mitsubishi Estate Co. Ltd.	95,800	1,798,183
Mitsubishi HC Capital, Inc.	73,600	542,015
Mitsubishi Heavy Industries Ltd.	290,890	7,292,197
Mitsubishi UFJ Financial Group, Inc.	1,040,700	14,330,809
Mitsui & Co. Ltd.	222,900	4,561,552
Mitsui Fudosan Co. Ltd.	236,800	2,293,920
Mitsui OSK Lines Ltd. (x)	32,100	1,074,421
Mizuho Financial Group, Inc.	216,743	6,009,894
MonotaRO Co. Ltd.	25,500	503,785
MS&AD Insurance Group Holdings, Inc.	116,840	2,620,695
Murata Manufacturing Co. Ltd.	149,500	2,236,193
NEC Corp.	111,300	3,260,822
Nexon Co. Ltd. (x)	28,900	584,001
Nidec Corp.	75,000	1,460,887
Nintendo Co. Ltd.	100,200	9,657,831
Nippon Building Fund, Inc. (REIT) (x)	707	652,479
Nippon Paint Holdings Co. Ltd. (x)	93,800	755,585
Nippon Sanso Holdings Corp.	14,800	561,456
Nippon Steel Corp.	88,808	1,685,443
Nippon Telegraph & Telephone Corp.	2,709,100	2,897,131
Nippon Yusen KK	41,100	1,480,690
Nissan Motor Co. Ltd.*	197,400	480,049
Nissin Foods Holdings Co. Ltd.	15,800	328,662
Nitori Holdings Co. Ltd.	7,000	676,643
Nitto Denko Corp.	63,400	1,228,993
Nomura Holdings, Inc.	275,200	1,819,315
Nomura Research Institute Ltd.	34,898	1,401,445
NTT Data Group Corp.	23,880	663,144
Obayashi Corp.	63,000	956,123
Obic Co. Ltd.	29,300	1,141,643
Olympus Corp.	101,700	1,211,177
Omron Corp.	16,500	446,172
Ono Pharmaceutical Co. Ltd.	38,800	420,049
Oracle Corp.	3,400	405,743
Oriental Land Co. Ltd.	96,700	2,232,081
ORIX Corp.	105,600	2,390,584
Osaka Gas Co. Ltd.	34,300	879,622
Otsuka Corp.	21,300	434,342
Otsuka Holdings Co. Ltd. (x)	40,500	2,011,149
Pan Pacific International Holdings Corp.	36,000	1,239,707
Panasonic Holdings Corp.	208,900	2,256,477
Rakuten Group, Inc.*	146,900	812,410
Recruit Holdings Co. Ltd.	127,800	7,574,549
Renesas Electronics Corp.	155,200	1,928,078
Resona Holdings, Inc.	186,805	1,727,886
Ricoh Co. Ltd.	49,800	472,219
Sanrio Co. Ltd.	16,400	793,550
SBI Holdings, Inc.	24,520	856,467
SCREEN Holdings Co. Ltd.	6,800	555,314
SCSK Corp.	13,600	410,630
Secom Co. Ltd.	36,700	1,320,899
Sekisui Chemical Co. Ltd.	34,200	620,328
Sekisui House Ltd.	53,300	1,178,111
Seven & i Holdings Co. Ltd.	200,900	3,240,795
SG Holdings Co. Ltd. (x)	25,300	282,243
Shimadzu Corp.	22,800	565,547
Shimano, Inc. (x)	6,900	1,001,663
Shin-Etsu Chemical Co. Ltd.	163,500	5,418,020
Shionogi & Co. Ltd.	69,000	1,242,915
Shiseido Co. Ltd. (x)	33,900	605,824
SMC Corp.	5,200	1,879,157
SoftBank Corp.	2,598,600	4,024,081
SoftBank Group Corp.	86,700	6,330,686
Sompo Holdings, Inc.	80,175	2,419,085
Sony Group Corp.	558,200	14,458,429
Subaru Corp.	54,900	959,001
Sumitomo Corp.	101,000	2,615,388
Sumitomo Electric Industries Ltd.	63,900	1,373,359
Sumitomo Metal Mining Co. Ltd. (x)	23,299	575,983
Sumitomo Mitsui Financial Group, Inc.	334,991	8,453,577
Sumitomo Mitsui Trust Group, Inc.	58,236	1,552,502
Sumitomo Realty & Development Co. Ltd.	27,200	1,051,508
Suntory Beverage & Food Ltd. (x)	13,200	422,569
Suzuki Motor Corp.	146,500	1,773,199
Sysmex Corp.	45,000	785,598
T&D Holdings, Inc.	45,500	1,001,597
Taisei Corp.	13,400	781,640
Takeda Pharmaceutical Co. Ltd.	145,763	4,479,020
TDK Corp.	177,600	2,091,044
Terumo Corp.	119,300	2,195,375
TIS, Inc.	17,600	591,291
Toho Co. Ltd.	11,200	661,866
Tokio Marine Holdings, Inc.	166,800	7,078,329
Tokyo Electron Ltd.	40,600	7,803,951
Tokyo Gas Co. Ltd.	30,600	1,018,265

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Tokyo Metro Co. Ltd. (x)	28,100	$327,334
Tokyu Corp.	46,300	551,079
TOPPAN Holdings, Inc.	23,700	645,967
Toray Industries, Inc.	133,900	918,485
Toyota Industries Corp.	15,200	1,720,496
Toyota Motor Corp.	860,250	14,892,561
Toyota Tsusho Corp.	56,600	1,284,854
Trend Micro, Inc.	11,200	775,962
Unicharm Corp. (x)	100,600	726,880
West Japan Railway Co.	40,500	928,655
Yakult Honsha Co. Ltd.	24,000	452,068
Yamaha Motor Co. Ltd. (x)	79,300	594,454
Yokogawa Electric Corp.	18,600	497,920
Zensho Holdings Co. Ltd.	8,400	509,699
ZOZO, Inc. (x)	33,400	361,125

		372,555,668

Luxembourg (0.1%)
ArcelorMittal SA	40,900	1,294,547
CVC Capital Partners plc (m)	20,576	421,248
Eurofins Scientific SE	10,490	746,838

		2,462,633

Macau (0.1%)
Galaxy Entertainment Group Ltd.	211,000	936,738
Sands China Ltd.	225,600	469,596

		1,406,334

Netherlands (3.8%)
ABN AMRO Bank NV (CVA) (m)	39,885	1,091,874
Adyen NV (m)*	2,319	4,257,028
Aegon Ltd.	121,036	876,547
Akzo Nobel NV	15,944	1,115,605
Argenx SE*	5,488	3,037,064
ASM International NV	4,254	2,722,977
ASML Holding NV	35,749	28,534,098
ASR Nederland NV	13,042	866,156
BE Semiconductor Industries NV	7,083	1,060,032
Euronext NV (m)	7,261	1,241,054
EXOR NV	7,970	803,635
Heineken Holding NV	11,272	839,824
Heineken NV	26,121	2,277,539
IMCD NV	5,703	766,171
ING Groep NV	284,839	6,249,509
JDE Peet’s NV	16,537	472,189
Koninklijke Ahold Delhaize NV	82,870	3,465,394
Koninklijke KPN NV	340,891	1,660,821
Koninklijke Philips NV	76,282	1,833,969
NN Group NV	25,224	1,676,386
Randstad NV (x)	9,266	427,864
Universal Music Group NV	100,271	3,245,779
Wolters Kluwer NV	21,629	3,616,585

		72,138,100

New Zealand (0.3%)
Auckland International Airport Ltd.	156,826	740,370
Contact Energy Ltd.	64,571	354,233
Fisher & Paykel Healthcare Corp. Ltd.	53,725	1,180,568
Infratil Ltd.	86,890	561,416
Meridian Energy Ltd.	123,596	444,494
Xero Ltd.*	13,038	1,542,857

		4,823,938

Norway (0.5%)
Aker BP ASA	26,960	689,554
DNB Bank ASA	82,630	2,283,937
Equinor ASA	77,044	1,949,910
Gjensidige Forsikring ASA	18,661	472,848
Kongsberg Gruppen ASA	40,705	1,578,422
Mowi ASA	40,421	780,396
Norsk Hydro ASA	137,654	785,822
Orkla ASA	67,226	730,993
Salmar ASA	5,312	230,201
Telenor ASA	57,319	891,113

		10,393,196

Poland (0.0%)†
InPost SA*	20,677	343,426

Portugal (0.1%)
EDP SA	286,724	1,243,583
Galp Energia SGPS SA	36,247	664,795
Jeronimo Martins SGPS SA	26,261	664,465

		2,572,843

Singapore (1.6%)
CapitaLand Ascendas REIT (REIT)	333,466	702,862
CapitaLand Integrated Commercial Trust (REIT)	528,395	901,783
CapitaLand Investment Ltd.	242,800	506,032
DBS Group Holdings Ltd.	196,010	6,923,169
Genting Singapore Ltd.	600,241	337,532
Grab Holdings Ltd., Class A*	211,426	1,063,473
Keppel Ltd.	129,400	755,130
Oversea-Chinese Banking Corp. Ltd.	307,406	3,943,210
Sea Ltd. (ADR)*	34,720	5,553,117
Sembcorp Industries Ltd.	71,400	384,656
Singapore Airlines Ltd.	145,200	795,945
Singapore Exchange Ltd.	74,700	874,193
Singapore Technologies Engineering Ltd.	133,900	820,355
Singapore Telecommunications Ltd.	681,800	2,048,349
STMicroelectronics NV	60,627	1,852,163
United Overseas Bank Ltd.	114,675	3,246,795

		30,708,764

South Africa (0.2%)
Anglo American plc	103,667	3,059,418

South Korea (0.0%)†
Delivery Hero SE (m)*	18,045	488,253

Spain (2.9%)
Acciona SA (x)	2,485	447,277
ACS Actividades de Construccion y Servicios SA (x)	16,717	1,160,831
Aena SME SA (m)	67,820	1,810,275
Amadeus IT Group SA	40,550	3,414,304
Banco Bilbao Vizcaya Argentaria SA	523,154	8,045,134
Banco de Sabadell SA	478,759	1,524,368
Banco Santander SA	1,375,446	11,385,192
Bankinter SA (x)	56,024	731,208
CaixaBank SA	357,821	3,099,676

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Cellnex Telecom SA (m)	45,341	$1,759,841
EDP Renovaveis SA	29,341	327,477
Endesa SA (x)	30,211	956,936
Grifols SA*	25,498	310,866
Iberdrola SA	526,170	10,096,574
Industria de Diseno Textil SA	98,536	5,127,994
Redeia Corp. SA (x)	38,534	823,849
Repsol SA (x)	108,200	1,584,893
Telefonica SA (x)	340,588	1,788,530

		54,395,225

Sweden (2.7%)
AddTech AB, Class B	23,540	801,180
Alfa Laval AB	25,105	1,055,583
Assa Abloy AB, Class B	90,841	2,834,430
Atlas Copco AB, Class A	242,644	3,920,149
Atlas Copco AB, Class B	138,383	1,966,577
Beijer Ref AB, Class B (x)	33,362	526,653
Boliden AB*	24,793	773,332
Epiroc AB, Class A	61,682	1,339,142
Epiroc AB, Class B	37,034	708,511
EQT AB (x)	35,179	1,174,629
Essity AB, Class B	56,133	1,554,487
Evolution AB (m)	13,353	1,060,799
Fastighets AB Balder, Class B*	62,734	465,885
H & M Hennes & Mauritz AB, Class B (x)	51,107	717,915
Hexagon AB, Class B	191,201	1,923,145
Holmen AB, Class B	6,300	249,845
Industrivarden AB, Class C (x)	11,697	422,461
Industrivarden AB, Class A	11,793	427,798
Indutrade AB	26,407	720,681
Investment AB Latour, Class B	12,494	329,092
Investor AB, Class B	158,223	4,678,507
L E Lundbergforetagen AB, Class B	6,766	337,267
Lifco AB, Class B	21,913	886,628
Nibe Industrier AB, Class B	130,867	557,999
Saab AB, Class B	29,582	1,649,681
Sagax AB, Class B	18,372	419,448
Sandvik AB	96,785	2,218,887
Securitas AB, Class B	45,540	681,110
Skandinaviska Enskilda Banken AB, Class A	140,834	2,457,662
Skanska AB, Class B	32,292	751,588
SKF AB, Class B	33,123	760,076
Svenska Cellulosa AB SCA, Class B	58,991	766,935
Svenska Handelsbanken AB, Class A	133,680	1,786,705
Swedbank AB, Class A	78,816	2,086,842
Swedish Orphan Biovitrum AB*	19,030	579,696
Tele2 AB, Class B	49,864	728,651
Telefonaktiebolaget LM Ericsson, Class B	245,866	2,103,436
Telia Co. AB	207,274	744,231
Trelleborg AB, Class B	16,961	631,226
Volvo AB, Class B	144,193	4,044,945

		51,843,814

Switzerland (4.4%)
ABB Ltd. (Registered)	143,547	8,559,088
Avolta AG	7,138	387,015
Baloise Holding AG (Registered)	3,835	904,798
Banque Cantonale Vaudoise (Registered)	2,868	330,555
Barry Callebaut AG (Registered) (x)	376	409,432
BKW AG	2,066	451,242
Chocoladefabriken Lindt & Spruengli AG	85	1,430,147
Chocoladefabriken Lindt & Spruengli AG (Registered)	10	1,666,142
Cie Financiere Richemont SA (Registered)	48,798	9,191,330
DSM-Firmenich AG	16,457	1,749,737
EMS-Chemie Holding AG (Registered) (x)	667	503,539
Galderma Group AG (x)	10,911	1,581,404
Geberit AG (Registered)	3,031	2,383,697
Givaudan SA (Registered)	838	4,056,661
Helvetia Holding AG (Registered)	3,214	753,829
Julius Baer Group Ltd.	19,134	1,293,525
Kuehne + Nagel International AG (Registered) (x)	4,149	897,569
Logitech International SA (Registered)	13,407	1,207,128
Lonza Group AG (Registered)	6,556	4,668,397
Partners Group Holding AG	2,050	2,674,082
Sandoz Group AG	37,519	2,053,154
Schindler Holding AG	3,825	1,422,112
Schindler Holding AG (Registered)	2,157	781,571
SGS SA (Registered)	14,607	1,481,963
SIG Group AG	29,724	549,189
Sika AG (Registered)	13,839	3,756,910
Sonova Holding AG (Registered)	4,447	1,324,936
Straumann Holding AG (Registered)	10,185	1,329,204
Swatch Group AG (The) (x)	2,647	430,686
Swiss Life Holding AG (Registered)	2,580	2,609,752
Swiss Prime Site AG (Registered)	7,146	1,069,941
Swisscom AG (Registered)	2,291	1,624,157
Temenos AG (Registered)	5,371	384,151
UBS Group AG (Registered)	298,553	10,102,903
VAT Group AG (m)	2,370	999,734
Zurich Insurance Group AG	13,286	9,286,553

		84,306,233

United Arab Emirates (0.0%)
NMC Health plc (r)*	12,466	—

United Kingdom (10.2%)
3i Group plc	87,714	4,960,506
Admiral Group plc	22,922	1,028,869
Ashtead Group plc	39,656	2,541,515
Associated British Foods plc	30,856	871,655
AstraZeneca plc	140,756	19,552,723
Auto Trader Group plc (m)	77,013	871,489
Aviva plc	247,265	2,101,616
BAE Systems plc	273,446	7,080,896
Barclays plc	1,296,549	6,002,955
Barratt Redrow plc	123,770	774,542
British American Tobacco plc	179,819	8,547,673
BT Group plc	545,844	1,451,677
Bunzl plc	28,927	921,194
Centrica plc	446,481	990,079
CK Hutchison Holdings Ltd.	236,652	1,456,097
Coca-Cola Europacific Partners plc	20,581	1,908,270

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Compass Group plc	153,502	$5,198,081
Croda International plc	10,907	437,766
DCC plc	9,033	586,232
Diageo plc	201,262	5,050,075
Entain plc	58,288	720,881
Halma plc	34,932	1,534,381
Hikma Pharmaceuticals plc	14,071	383,973
HSBC Holdings plc	1,604,252	19,417,911
Imperial Brands plc	72,360	2,857,579
Informa plc	117,997	1,305,143
InterContinental Hotels Group plc	13,708	1,562,504
International Consolidated Airlines Group SA (x)	101,475	476,456
Intertek Group plc	14,591	949,343
J Sainsbury plc	156,102	620,964
JD Sports Fashion plc	193,843	236,118
Kingfisher plc	174,695	697,324
Land Securities Group plc (REIT)	65,818	570,077
Legal & General Group plc	535,615	1,871,850
Lloyds Banking Group plc	5,459,788	5,748,188
London Stock Exchange Group plc	43,264	6,315,736
M&G plc	223,370	787,985
Marks & Spencer Group plc	184,559	897,819
Melrose Industries plc	120,390	877,165
National Grid plc	444,530	6,477,104
NatWest Group plc	717,489	5,036,581
Next plc	10,772	1,839,402
Pearson plc	55,917	822,424
Phoenix Group Holdings plc	60,488	546,745
Reckitt Benckiser Group plc	61,395	4,175,769
RELX plc	167,687	9,062,012
Rentokil Initial plc	235,635	1,138,848
Rolls-Royce Holdings plc	769,564	10,221,165
Sage Group plc (The)	89,802	1,541,450
Schroders plc	57,151	283,512
Segro plc (REIT)	120,551	1,124,564
Severn Trent plc	24,674	925,972
Smith & Nephew plc	77,891	1,189,987
Smiths Group plc	30,442	938,518
Spirax Group plc	7,107	580,935
SSE plc	100,423	2,523,954
Standard Chartered plc	186,162	3,084,311
Tesco plc	610,765	3,364,365
Unilever plc	227,075	13,792,482
United Utilities Group plc	62,365	977,185
Vodafone Group plc	1,806,818	1,929,044
Whitbread plc	15,621	605,312
Wise plc, Class A*	62,529	892,636
WPP plc	93,173	655,584

		193,895,168

United States (9.1%)
Alcon AG	46,104	4,079,023
Amrize Ltd.*	47,082	2,348,611
BP plc	1,453,941	7,298,466
CSL Ltd.	43,902	6,919,559
CyberArk Software Ltd.*	4,364	1,775,624
Experian plc	83,347	4,292,523
Ferrovial SE	45,708	2,436,877
GSK plc	373,648	7,129,142
Haleon plc	819,197	4,210,019
Holcim AG	47,082	3,495,028
James Hardie Industries plc (CHDI)*	51,578	1,415,551
Monday.com Ltd.*	3,781	1,189,049
Nestle SA (Registered)	237,827	23,628,335
Novartis AG (Registered)	172,577	20,917,172
QIAGEN NV*	19,471	937,733
Roche Holding AG (BMV Mexico Stock Exchange)	63,774	20,769,049
Roche Holding AG (OTC US Exchange)	3,038	1,052,933
Sanofi SA	100,778	9,759,268
Schneider Electric SE	49,640	13,203,302
Shell plc	543,370	19,045,454
Spotify Technology SA*	13,936	10,693,650
Stellantis NV	185,396	1,858,257
Swiss Re AG	27,379	4,732,535
Tenaris SA	39,285	739,255

		173,926,415

Total Common Stocks (89.8%) (Cost $1,007,032,813)		1,710,874,693

SHORT-TERM INVESTMENTS:
Investment Companies (0.8%)
Allspring Government Money Market Fund, Select Shares 4.26% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 day yield) (xx)	3,000,000	3,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	10,357,433	10,357,433

Total Investment Companies		15,357,433

Total Short-Term Investments (0.8%) (Cost $15,357,433)		15,357,433

Total Investments in Securities (90.6%) (Cost $1,022,390,246)		1,726,232,126
Other Assets Less Liabilities (9.4%)		178,313,095

Net Assets (100%)		$1,904,545,221

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the market value or fair value, as applicable, of these securities amounted to $21,719,501 or 1.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)	At June 30, 2025, the Portfolio had loaned securities with a total value of $41,572,973. This was collateralized by $28,682,859 of various U.S. Government Treasury Securities, ranging from

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

0.000% – 6.250%, maturing 7/15/25 – 2/15/55 and by cash of $15,357,433 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israel New Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,185	9/2025	USD	74,358,035	(30,944)
FTSE 100 Index	382	9/2025	GBP	46,087,945	(595,233)
SPI 200 Index	132	9/2025	AUD	18,541,468	9,870
TOPIX Index	237	9/2025	JPY	46,995,139	1,092,982

					476,675

Forward Foreign Currency Contracts outstanding as of June 30, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	24,584,785	USD	16,076,311	HSBC Bank plc	9/19/2025	131,191
GBP	21,980,193	USD	29,898,799	HSBC Bank plc	9/19/2025	287,953
JPY	1,861,932,127	USD	12,991,929	HSBC Bank plc	9/19/2025	55,326

Total unrealized appreciation						474,470

JPY	3,452,157,488	USD	24,272,918	HSBC Bank plc	9/19/2025	(82,359)
USD	64,492,079	EUR	55,329,844	HSBC Bank plc	9/19/2025	(1,032,295)

Total unrealized depreciation						(1,114,654)

Net unrealized depreciation						(640,184)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 1,364,218, CHF 2,057, DKK 2,032, EUR 139,524,662, GBP 14,628,521, HKD 21,542, ILS 2,074, JPY 7,982,490, NOK 1,970, NZD 2,041, SEK 1,720 and SGD 15,649.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$118,165,824	$—		$118,165,824
Austria	—	4,217,879	—		4,217,879
Belgium	—	14,315,399	—		14,315,399
Brazil	—	513,708	—		513,708
Chile	—	906,889	—		906,889
China	—	9,500,156	—		9,500,156
Denmark	—	39,252,702	—		39,252,702
Finland	—	18,186,644	—		18,186,644
France	—	162,054,989	—		162,054,989
Germany	—	176,550,024	—		176,550,024
Hong Kong	1,350,996	30,724,707	—		32,075,703
Ireland	1,959,399	5,721,922	—		7,681,321
Israel	4,220,770	9,747,322	—		13,968,092
Italy	—	54,165,935	—		54,165,935
Japan	—	372,555,668	—		372,555,668
Luxembourg	—	2,462,633	—		2,462,633
Macau	—	1,406,334	—		1,406,334
Netherlands	—	72,138,100	—		72,138,100
New Zealand	—	4,823,938	—		4,823,938
Norway	—	10,393,196	—		10,393,196
Poland	—	343,426	—		343,426
Portugal	—	2,572,843	—		2,572,843
Singapore	6,616,590	24,092,174	—		30,708,764
South Africa	—	3,059,418	—		3,059,418
South Korea	—	488,253	—		488,253
Spain	—	54,395,225	—		54,395,225
Sweden	—	51,843,814	—		51,843,814
Switzerland	—	84,306,233	—		84,306,233
United Arab Emirates	—	—	—	(a)	— (a)
United Kingdom	1,908,270	191,986,898	—		193,895,168
United States	13,658,323	160,268,092	—		173,926,415
Forward Currency Contracts	—	474,470	—		474,470
Futures	1,102,852	—	—		1,102,852
Short-Term Investments
Investment Companies	15,357,433	—	—		15,357,433

Total Assets	$46,174,633	$1,681,634,815	$—		$1,727,809,448

Liabilities:
Forward Currency Contracts	$—	$(1,114,654)	$—		$(1,114,654)
Futures	(626,177)	—	—		(626,177)

Total Liabilities	$(626,177)	$(1,114,654)	$—		$(1,740,831)

Total	$45,548,456	$1,680,520,161	$—		$1,726,068,617

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	$474,470
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	1,102,852	*

Total		$1,577,322

	Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(1,114,654)
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	(626,177	)*

Total		$(1,740,831)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(15,756,629)	$(15,756,629)
Equity contracts	(42,267,326)	—	(42,267,326)

Total	$(42,267,326)	$(15,756,629)	$(58,023,955)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(316,189)	$(316,189)
Equity contracts	2,040,935	—	2,040,935

Total	$2,040,935	$(316,189)	$1,724,746

^ The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$165,081,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$193,824,000
Average settlement value sold — in USD	221,995,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$474,470	$(474,470)	$—	$—

Total	$474,470	$(474,470)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$1,114,654	$(474,470)	$—	$640,184

Total	$1,114,654	$(474,470)	$—	$640,184

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$35,164,520
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$196,747,818

During the six months ended June 30, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 17%)*	Net Proceeds of Sales and Redemptions (affiliated 10%)*	Net Realized Gain (Loss)
$ 5,999,300	$20,449,142		$(33,205)

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$770,312,247
Aggregate gross unrealized depreciation	(101,180,587)

Net unrealized appreciation	$669,131,660

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,056,936,957

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $1,022,390,246)	$1,726,232,126
Cash	8,097,214
Foreign cash (Cost $153,966,648)	163,548,976
Cash held as collateral at broker for futures	12,333,870
Dividends, interest and other receivables	12,686,730
Due from broker for futures variation margin	619,755
Unrealized appreciation on forward foreign currency contracts	474,470
Receivable for Portfolio shares sold	22,694
Securities lending income receivable	16,148
Other assets	41,726

Total assets	1,924,073,709

LIABILITIES
Payable for return of collateral on securities loaned	15,357,433
Payable for Portfolio shares repurchased	1,685,298
Unrealized depreciation on forward foreign currency contracts	1,114,654
Investment management fees payable	699,682
Payable for securities purchased	372,278
Administrative fees payable	186,529
Distribution fees payable – Class IB	17,633
Accrued expenses	94,981

Total liabilities	19,528,488

Commitments and contingent liabilities^
NET ASSETS	$1,904,545,221

Net assets were comprised of:
Paid in capital	$1,245,151,343
Total distributable earnings (loss)	659,393,878

Net assets	$1,904,545,221

Class IB
Net asset value, offering and redemption price per share, $87,106,913 / 5,471,092 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.92

Class K
Net asset value, offering and redemption price per share, $1,817,438,308 / 113,146,249 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.06

(x)	Includes value of securities on loan of $41,572,973.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3,748,113 foreign withholding tax)	$33,326,147
Interest	705,079
Securities lending (net)	126,243

Total income	34,157,469

EXPENSES
Investment management fees	4,099,886
Administrative fees	1,135,709
Custodian fees	111,278
Distribution fees – Class IB	105,602
Professional fees	69,009
Printing and mailing expenses	67,693
Trustees’ fees	29,879
Miscellaneous	74,169

Total expenses	5,693,225

NET INVESTMENT INCOME (LOSS)	28,464,244

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	39,840,979
Futures contracts	(42,267,326)
Forward foreign currency contracts	(15,756,629)
Foreign currency transactions	561,294

Net realized gain (loss)	(17,621,682)

Change in unrealized appreciation (depreciation) on:
Investments in securities	236,632,225
Futures contracts	2,040,935
Forward foreign currency contracts	(316,189)
Foreign currency translations	17,153,829

Net change in unrealized appreciation (depreciation)	255,510,800

NET REALIZED AND UNREALIZED GAIN (LOSS)	237,889,118

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$266,353,362

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$28,464,244	$41,072,667
Net realized gain (loss)	(17,621,682)	37,950,543
Net change in unrealized appreciation (depreciation)	255,510,800	(19,324,558)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	266,353,362	59,698,652

Distributions to shareholders:
Class IB	—	(3,530,431)
Class K	—	(75,942,326)

Total distributions to shareholders	—	(79,472,757)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 240,369 and 423,180 shares, respectively ]	3,550,491	6,172,374
Capital shares issued in reinvestment of dividends [ 0 and 246,350 shares, respectively ]	—	3,530,431
Capital shares repurchased [ (787,288) and (958,083) shares, respectively ]	(11,668,072)	(14,106,296)

Total Class IB transactions	(8,117,581)	(4,403,491)

Class K
Capital shares sold [ 4,910,403 and 1,944,935 shares, respectively ]	71,321,864	29,270,534
Capital shares issued in reinvestment of dividends [ 0 and 5,260,840 shares, respectively ]	—	75,942,326
Capital shares repurchased [ (11,940,778) and (19,099,890) shares, respectively ]	(179,220,340)	(280,278,036)

Total Class K transactions	(107,898,476)	(175,065,176)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(116,016,057)	(179,468,667)

TOTAL INCREASE (DECREASE) IN NET ASSETS	150,337,305	(199,242,772)
NET ASSETS:
Beginning of period	1,754,207,916	1,953,450,688

End of period	$1,904,545,221	$1,754,207,916

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024	2023	2022		2021		2020
Net asset value, beginning of period	$13.80		$14.02	$12.27	$14.70		$14.30		$13.68

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21		0.28	0.26	0.25		0.27	(cc)	0.17	(aa)
Net realized and unrealized gain (loss)	1.91		0.12	1.80	(2.45)		1.22		0.72

Total from investment operations	2.12		0.40	2.06	(2.20)		1.49		0.89

Less distributions:
Dividends from net investment income	—		(0.39)	(0.31)	(0.14)		(0.48)		(0.21)
Distributions from net realized gains	—		(0.23)	—	(0.09)		(0.61)		(0.06)

Total dividends and distributions	—		(0.62)	(0.31)	(0.23)		(1.09)		(0.27)

Net asset value, end of period	$15.92		$13.80	$14.02	$12.27		$14.70		$14.30

Total return (b)	15.36%		2.66%	16.86%	(14.94)%		10.59%		6.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$87,107		$83,051	$88,412	$86,300		$108,731		$111,399
Ratio of expenses to average net assets (a)(f)	0.86%		0.87%	0.87%	0.91	%(g)	0.91	%(g)	0.89	%(g)
Ratio of net investment income (loss) to average net assets (a)(f)	2.85%		1.92%	1.98%	1.96%		1.74	%(dd)	1.33	%(bb)
Portfolio turnover rate^	2	%(z)	2%	2%	8%		3%		18%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024	2023	2022		2021		2020
Net asset value, beginning of period	$13.91		$14.12	$12.35	$14.80		$14.38		$13.75

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23		0.32	0.30	0.28		0.31	(cc)	0.20	(aa)
Net realized and unrealized gain (loss)	1.92		0.12	1.81	(2.47)		1.23		0.73

Total from investment operations	2.15		0.44	2.11	(2.19)		1.54		0.93

Less distributions:
Dividends from net investment income	—		(0.42)	(0.34)	(0.17)		(0.51)		(0.24)
Distributions from net realized gains	—		(0.23)	—	(0.09)		(0.61)		(0.06)

Total dividends and distributions	—		(0.65)	(0.34)	(0.26)		(1.12)		(0.30)

Net asset value, end of period	$16.06		$13.91	$14.12	$12.35		$14.80		$14.38

Total return (b)	15.46%		2.97%	17.19%	(14.77)%		10.92%		6.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,817,438		$1,671,156	$1,865,039	$1,897,124		$2,287,419		$2,327,622
Ratio of expenses to average net assets (a)(f)	0.61%		0.62%	0.62%	0.66	%(g)	0.66	%(g)	0.64	%(g)
Ratio of net investment income (loss) to average net assets (a)(f)	3.14%		2.17%	2.25%	2.20%		1.98	%(dd)	1.59	%(bb)
Portfolio turnover rate^	2	%(z)	2%	2%	8%		3%		18%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Interest Expense of 0.08%, 0.06% and 0.03% for the years ended December 31, 2022, 2021 and 2020, respectively for each class.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.15 and $0.18 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.14% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.22 and $0.25 for Class IB and Class K respectively.
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.33% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.1%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	48,335	$1,398,815
BT Group plc	56,474	150,193
Cellnex Telecom SA (m)	4,675	181,453
Deutsche Telekom AG (Registered)	32,995	1,203,694
Elisa OYJ	1,345	74,591
HKT Trust & HKT Ltd.	35,818	53,476
Infrastrutture Wireless Italiane SpA (m)	2,643	32,316
Koninklijke KPN NV	36,762	179,105
Nippon Telegraph & Telephone Corp.	282,466	302,071
Orange SA	17,603	267,798
Singapore Telecommunications Ltd.	70,209	210,931
Swisscom AG (Registered)	245	173,688
Telecom Italia SpA*	101,441	50,020
Telefonica SA (x)	34,839	182,950
Telenor ASA	5,821	90,497
Telia Co. AB	22,302	80,077
Telstra Group Ltd.	38,055	121,222
Verizon Communications, Inc.	28,346	1,226,531

		5,979,428

Entertainment (1.1%)
Bollore SE	6,690	42,003
Capcom Co. Ltd.	3,268	111,948
CTS Eventim AG & Co. KGaA	590	73,252
Electronic Arts, Inc.	1,597	255,041
Konami Group Corp.	915	144,965
Live Nation Entertainment, Inc. (x)*	1,056	159,752
Netflix, Inc.*	2,880	3,856,694
Nexon Co. Ltd. (x)	3,062	61,876
Nintendo Co. Ltd.	10,463	1,008,482
Sea Ltd. (ADR)*	3,617	578,503
Spotify Technology SA*	1,451	1,113,410
Take-Two Interactive Software, Inc.*	1,105	268,349
TKO Group Holdings, Inc., Class A	448	81,514
Toho Co. Ltd.	1,080	63,823
Universal Music Group NV	10,401	336,681
Walt Disney Co. (The)	12,173	1,509,574
Warner Bros Discovery, Inc.*	15,031	172,255

		9,838,122

Interactive Media & Services (2.7%)
Alphabet, Inc., Class A	39,276	6,921,609
Alphabet, Inc., Class C	31,832	5,646,679
Auto Trader Group plc (m)	8,311	94,048
CAR Group Ltd.	3,570	87,922
LY Corp.	27,062	99,675
Match Group, Inc.	1,691	52,235
Meta Platforms, Inc., Class A	14,745	10,883,137
REA Group Ltd.	500	79,139
Scout24 SE (m)	709	97,798

		23,962,242

Media (0.3%)
Charter Communications, Inc., Class A*	650	265,726
Comcast Corp., Class A	25,396	906,383
Dentsu Group, Inc. (x)	1,893	42,013
Fox Corp., Class A	1,467	82,211
Fox Corp., Class B	888	45,847
Informa plc	12,687	140,329
Interpublic Group of Cos., Inc. (The)	2,508	61,396
News Corp., Class A	2,546	75,667
News Corp., Class B	752	25,801
Omnicom Group, Inc.	1,323	95,177
Paramount Global, Class B	4,006	51,677
Publicis Groupe SA	2,164	243,896
WPP plc	10,198	71,755

		2,107,878

Wireless Telecommunication Services (0.3%)
KDDI Corp.	28,966	498,842
SoftBank Corp.	270,620	419,071
SoftBank Group Corp.	9,073	662,495
Tele2 AB, Class B	5,175	75,621
T-Mobile US, Inc.	3,229	769,341
Vodafone Group plc	188,550	201,305

		2,626,675

Total Communication Services		44,514,345

Consumer Discretionary (6.2%)
Automobile Components (0.1%)
Aisin Corp.	4,937	63,322
Aptiv plc*	1,545	105,400
Bridgestone Corp. (x)	5,401	221,283
Cie Generale des Etablissements Michelin SCA	6,338	235,473
Continental AG	1,040	90,777
Denso Corp.	17,924	242,775
Sumitomo Electric Industries Ltd.	6,721	144,450

		1,103,480

Automobiles (1.3%)
Bayerische Motoren Werke AG	2,741	243,642
Bayerische Motoren Werke AG (Preference) (q)	529	43,806
Dr Ing hc F Porsche AG (Preference) (m)(q)	1,076	53,158
Ferrari NV	1,192	584,253
Ford Motor Co.	26,210	284,379
General Motors Co.	6,700	329,707
Honda Motor Co. Ltd.	39,977	387,125
Isuzu Motors Ltd.	5,101	64,841
Mercedes-Benz Group AG	6,828	399,659
Nissan Motor Co. Ltd.*	21,113	51,344
Porsche Automobil Holding SE (Preference) (q)	1,448	57,464
Renault SA	1,817	83,751
Stellantis NV	19,060	191,042
Subaru Corp.	5,593	97,699
Suzuki Motor Corp.	14,815	179,317
Tesla, Inc.*	18,843	5,985,667
Toyota Motor Corp.	89,590	1,550,973
Volkswagen AG (Preference) (q)	1,949	205,752
Yamaha Motor Co. Ltd. (x)	8,706	65,262

		10,858,841

Broadline Retail (1.8%)
Amazon.com, Inc.*	63,510	13,933,459
eBay, Inc.	3,225	240,133
Next plc	1,103	188,346
Pan Pacific International Holdings Corp.	3,600	123,971
Prosus NV	12,372	691,809

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Rakuten Group, Inc.*	14,289	$79,023
Wesfarmers Ltd.	10,729	598,444

		15,855,185

Distributors (0.0%)†
D’ieteren Group	203	43,616
Genuine Parts Co.	936	113,546
LKQ Corp.	1,750	64,768
Pool Corp.	256	74,619

		296,549

Diversified Consumer Services (0.0%)†
Pearson plc	5,645	83,026

Hotels, Restaurants & Leisure (1.1%)
Accor SA	1,802	94,098
Airbnb, Inc., Class A*	2,915	385,771
Amadeus IT Group SA	4,259	358,607
Aristocrat Leisure Ltd.	5,322	228,269
Booking Holdings, Inc.	223	1,291,000
Caesars Entertainment, Inc.*	1,431	40,626
Carnival Corp.*	7,055	198,387
Chipotle Mexican Grill, Inc.*	9,126	512,425
Compass Group plc	16,049	543,472
Darden Restaurants, Inc.	789	171,978
Delivery Hero SE (m)*	1,805	48,839
Domino’s Pizza, Inc.	233	104,990
DoorDash, Inc., Class A*	2,284	563,029
Entain plc	5,743	71,027
Evolution AB (m)	1,402	111,379
Expedia Group, Inc.	830	140,004
FDJ United (m)	1,051	41,226
Galaxy Entertainment Group Ltd.	20,292	90,087
Genting Singapore Ltd.	56,791	31,935
Hilton Worldwide Holdings, Inc.	1,620	431,471
InterContinental Hotels Group plc	1,402	159,807
Las Vegas Sands Corp.	2,314	100,682
Lottery Corp. Ltd. (The)	21,039	73,803
Marriott International, Inc., Class A	1,541	421,017
McDonald’s Corp.	4,825	1,409,720
MGM Resorts International*	1,506	51,791
Norwegian Cruise Line Holdings Ltd.*	2,961	60,049
Oriental Land Co. Ltd.	10,238	236,319
Royal Caribbean Cruises Ltd.	1,667	522,004
Sands China Ltd.	23,149	48,186
Sodexo SA	836	51,405
Starbucks Corp.	7,648	700,786
Whitbread plc	1,669	64,674
Wynn Resorts Ltd.	603	56,483
Yum! Brands, Inc.	1,879	278,430
Zensho Holdings Co. Ltd.	881	53,458

		9,747,234

Household Durables (0.3%)
Barratt Redrow plc	12,981	81,234
DR Horton, Inc.	1,910	246,237
Garmin Ltd.	1,034	215,816
Lennar Corp., Class A	1,572	173,879
Mohawk Industries, Inc.*	353	37,009
NVR, Inc.*	20	147,713
Panasonic Holdings Corp.	22,036	238,026
PulteGroup, Inc.	1,363	143,742
Sekisui House Ltd.	5,634	124,531
Sony Group Corp.	58,165	1,506,583

		2,914,770

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	5,659	203,206
Hasbro, Inc.	883	65,183
Shimano, Inc. (x)	696	101,038

		369,427

Specialty Retail (0.9%)
AutoZone, Inc.*	113	419,482
Avolta AG	831	45,056
Best Buy Co., Inc.	1,310	87,940
CarMax, Inc.*	1,036	69,630
Fast Retailing Co. Ltd.	1,795	617,259
H & M Hennes & Mauritz AB, Class B (x)	5,354	75,209
Home Depot, Inc. (The)	6,689	2,452,455
Industria de Diseno Textil SA	10,313	536,707
JD Sports Fashion plc	24,491	29,832
Kingfisher plc	16,856	67,283
Lowe’s Cos., Inc.	3,802	843,550
Nitori Holdings Co. Ltd.	730	70,564
O’Reilly Automotive, Inc.*	5,805	523,205
Ross Stores, Inc.	2,222	283,483
Sanrio Co. Ltd.	1,700	82,258
TJX Cos., Inc. (The)	7,569	934,696
Tractor Supply Co.	3,597	189,814
Ulta Beauty, Inc.*	312	145,960
Williams-Sonoma, Inc.	829	135,434
Zalando SE (m)*	2,122	69,864
ZOZO, Inc.	3,834	41,454

		7,721,135

Textiles, Apparel & Luxury Goods (0.6%)
adidas AG	1,617	377,044
Asics Corp.	6,252	159,768
Cie Financiere Richemont SA (Registered)	5,082	957,219
Deckers Outdoor Corp.*	1,022	105,338
Hermes International SCA	299	809,724
Kering SA	704	153,051
Lululemon Athletica, Inc.*	754	179,135
LVMH Moet Hennessy Louis Vuitton SE	2,600	1,361,663
Moncler SpA	2,208	125,858
NIKE, Inc., Class B	7,954	565,052
Pandora A/S	775	136,065
Ralph Lauren Corp.	269	73,781
Swatch Group AG (The) (x)	274	44,582
Tapestry, Inc.	1,394	122,407

		5,170,687

Total Consumer Discretionary		54,120,334

Consumer Staples (3.8%)
Beverages (0.7%)
Anheuser-Busch InBev SA/NV	9,346	641,171
Asahi Group Holdings Ltd. (x)	13,661	182,852
Brown-Forman Corp., Class B	1,226	32,992
Carlsberg A/S, Class B	903	127,942
Coca-Cola Co. (The)	26,070	1,844,453
Coca-Cola Europacific Partners plc	2,178	201,944
Coca-Cola HBC AG	2,107	110,018
Constellation Brands, Inc., Class A	1,046	170,163
Davide Campari-Milano NV (x)	5,820	39,146
Diageo plc	21,040	527,937

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Heineken Holding NV	1,225	$91,269
Heineken NV	2,723	237,423
Keurig Dr Pepper, Inc.	8,039	265,769
Kirin Holdings Co. Ltd. (x)	7,382	103,524
Molson Coors Beverage Co., Class B	1,159	55,736
Monster Beverage Corp.*	4,715	295,348
PepsiCo, Inc.	9,235	1,219,389
Pernod Ricard SA	1,908	190,141
Suntory Beverage & Food Ltd. (x)	1,335	42,737

		6,379,954

Consumer Staples Distribution & Retail (1.0%)
Aeon Co. Ltd. (x)	6,156	188,949
Carrefour SA	5,127	72,291
Coles Group Ltd.	12,679	173,903
Costco Wholesale Corp.	2,989	2,958,931
Dollar General Corp.	1,481	169,397
Dollar Tree, Inc.*	1,361	134,793
J Sainsbury plc	16,617	66,101
Jeronimo Martins SGPS SA	2,677	67,734
Kesko OYJ, Class B	2,582	63,688
Kobe Bussan Co. Ltd.	1,386	43,099
Koninklijke Ahold Delhaize NV	8,631	360,925
Kroger Co. (The)	4,483	321,566
Marks & Spencer Group plc	19,561	95,158
MatsukiyoCocokara & Co.	3,184	65,612
Seven & i Holdings Co. Ltd.	20,886	336,920
Sysco Corp.	3,294	249,488
Target Corp.	3,085	304,335
Tesco plc	63,609	350,387
Walgreens Boots Alliance, Inc.	4,829	55,437
Walmart, Inc.	29,290	2,863,976
Woolworths Group Ltd.	11,549	236,466

		9,179,156

Food Products (0.7%)
Ajinomoto Co., Inc.	8,550	232,089
Archer-Daniels-Midland Co.	3,222	170,057
Associated British Foods plc	3,112	87,911
Barry Callebaut AG (Registered) (x)	34	37,023
Bunge Global SA	899	72,172
Campbell’s Co. (The)	1,325	40,611
Chocoladefabriken Lindt & Spruengli AG	9	151,427
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	166,614
Conagra Brands, Inc.	3,214	65,791
Danone SA	6,104	498,713
General Mills, Inc.	3,712	192,319
Hershey Co. (The)	995	165,120
Hormel Foods Corp.	1,959	59,260
J M Smucker Co. (The)	717	70,410
JDE Peet’s NV	1,615	46,114
Kellanova	1,810	143,949
Kerry Group plc, Class A	1,560	172,275
Kikkoman Corp.	6,405	59,511
Kraft Heinz Co. (The)	5,874	151,667
Lamb Weston Holdings, Inc.	960	49,776
Lotus Bakeries NV	4	38,496
McCormick & Co., Inc. (Non-Voting)	1,700	128,894
Meiji Holdings Co. Ltd.	2,273	50,304
Mondelez International, Inc., Class A	8,710	587,402
Mowi ASA	4,399	84,930
Nestle SA (Registered)	24,767	2,460,625
Nissin Foods Holdings Co. Ltd.	1,876	39,023
Orkla ASA	6,626	72,049
Salmar ASA	632	27,388
Tyson Foods, Inc., Class A	1,927	107,796
WH Group Ltd. (m)	79,058	76,037
Wilmar International Ltd.	18,116	40,891
Yakult Honsha Co. Ltd.	2,456	46,262

		6,392,906

Household Products (0.5%)
Church & Dwight Co., Inc.	1,656	159,158
Clorox Co. (The)	829	99,538
Colgate-Palmolive Co.	5,464	496,678
Essity AB, Class B	5,694	157,684
Henkel AG & Co. KGaA	982	71,140
Henkel AG & Co. KGaA (Preference) (q)	1,600	125,635
Kimberly-Clark Corp.	2,233	287,878
Procter & Gamble Co. (The)	15,789	2,515,504
Reckitt Benckiser Group plc	6,447	438,491
Unicharm Corp.	10,528	76,070

		4,427,776

Personal Care Products (0.4%)
Beiersdorf AG	938	117,784
Estee Lauder Cos., Inc. (The), Class A	1,577	127,422
Kao Corp. (x)	4,444	199,263
Kenvue, Inc.	12,910	270,207
L’Oreal SA	2,273	972,193
Shiseido Co. Ltd. (x)	3,743	66,891
Unilever plc	23,647	1,436,313

		3,190,073

Tobacco (0.5%)
Altria Group, Inc.	11,412	669,086
British American Tobacco plc	18,727	890,185
Imperial Brands plc	7,395	292,037
Japan Tobacco, Inc. (x)	11,330	334,223
Philip Morris International, Inc.	10,469	1,906,719

		4,092,250

Total Consumer Staples		33,662,115

Energy (1.9%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	6,667	255,613
Halliburton Co.	5,845	119,121
Schlumberger NV	9,433	318,835
Tenaris SA	3,847	72,392

		765,961

Oil, Gas & Consumable Fuels (1.8%)
Aker BP ASA	2,987	76,398
APA Corp. (x)	2,491	45,560
BP plc	151,457	760,281
Chevron Corp.	11,253	1,611,317
ConocoPhillips	8,591	770,956
Coterra Energy, Inc.	4,959	125,859
Devon Energy Corp.	4,423	140,696
Diamondback Energy, Inc.	1,258	172,849
ENEOS Holdings, Inc.	25,842	128,326
Eni SpA	20,824	337,528
EOG Resources, Inc.	3,787	452,963
EQT Corp.	4,018	234,330

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Equinor ASA	7,920	$200,448
Expand Energy Corp.	1,416	165,587
Exxon Mobil Corp.	29,310	3,159,618
Galp Energia SGPS SA	3,944	72,336
Hess Corp.	1,861	257,823
Idemitsu Kosan Co. Ltd.	7,737	47,011
Inpex Corp. (x)	8,301	116,729
Kinder Morgan, Inc.	13,016	382,670
Marathon Petroleum Corp.	2,128	353,482
Neste OYJ	3,999	54,266
Occidental Petroleum Corp.	4,549	191,104
OMV AG	1,392	75,722
ONEOK, Inc.	4,178	341,050
Phillips 66	2,781	331,773
Repsol SA (x)	10,941	160,262
Santos Ltd.	30,701	154,777
Shell plc	56,584	1,983,304
Targa Resources Corp.	1,468	255,549
Texas Pacific Land Corp.	127	134,162
TotalEnergies SE	19,313	1,185,262
Valero Energy Corp.	2,132	286,583
Williams Cos., Inc. (The)	8,208	515,545
Woodside Energy Group Ltd.	17,950	279,160

		15,561,286

Total Energy		16,327,247

Financials (10.5%)
Banks (4.2%)
ABN AMRO Bank NV (CVA) (m)	4,331	118,564
AIB Group plc	19,810	162,996
ANZ Group Holdings Ltd.	28,093	539,151
Banco Bilbao Vizcaya Argentaria SA	54,485	837,878
Banco BPM SpA (x)	10,742	125,422
Banco de Sabadell SA	50,930	162,161
Banco Santander SA	143,238	1,185,646
Bank Hapoalim BM	11,862	227,569
Bank Leumi Le-Israel BM	14,177	263,564
Bank of America Corp.	44,586	2,109,809
Bank of Ireland Group plc	9,312	132,561
Bankinter SA	6,373	83,178
Banque Cantonale Vaudoise (Registered)	285	32,848
Barclays plc	135,225	626,085
BNP Paribas SA	9,621	864,939
BOC Hong Kong Holdings Ltd.	35,204	152,925
BPER Banca SpA	9,407	85,501
CaixaBank SA (x)	37,306	323,169
Chiba Bank Ltd. (The) (x)	5,355	49,625
Citigroup, Inc.	12,639	1,075,832
Citizens Financial Group, Inc.	2,943	131,699
Commerzbank AG	8,399	264,951
Commonwealth Bank of Australia	15,819	1,923,483
Concordia Financial Group Ltd.	9,709	63,187
Credit Agricole SA	10,011	189,446
Danske Bank A/S	6,520	265,896
DBS Group Holdings Ltd.	20,148	711,637
DNB Bank ASA	8,466	234,005
Erste Group Bank AG	2,911	247,918
Fifth Third Bancorp	4,510	185,496
FinecoBank Banca Fineco SpA	5,781	128,261
Hang Seng Bank Ltd.	7,084	106,125
HSBC Holdings plc	167,062	2,022,123
Huntington Bancshares, Inc.	9,789	164,064
ING Groep NV	29,760	652,949
Intesa Sanpaolo SpA	143,063	824,321
Israel Discount Bank Ltd., Class A	11,622	115,796
Japan Post Bank Co. Ltd.	17,079	184,423
JPMorgan Chase & Co.	18,827	5,458,136
KBC Group NV	2,171	224,175
KeyCorp	6,707	116,836
Lloyds Banking Group plc	568,688	598,728
M&T Bank Corp.	1,117	216,687
Mediobanca Banca di Credito Finanziario SpA (x)	4,726	109,865
Mitsubishi UFJ Financial Group, Inc.	108,336	1,491,825
Mizrahi Tefahot Bank Ltd.	1,470	95,795
Mizuho Financial Group, Inc.	22,571	625,853
National Australia Bank Ltd.	28,960	750,203
NatWest Group plc	76,375	536,132
Nordea Bank Abp	29,704	441,222
Oversea-Chinese Banking Corp. Ltd.	31,841	408,436
PNC Financial Services Group, Inc. (The)	2,666	496,996
Regions Financial Corp.	6,121	143,966
Resona Holdings, Inc.	19,606	181,349
Skandinaviska Enskilda Banken AB, Class A	15,001	261,779
Societe Generale SA	6,810	389,460
Standard Chartered plc	19,084	316,181
Sumitomo Mitsui Financial Group, Inc.	34,897	880,634
Sumitomo Mitsui Trust Group, Inc.	6,068	161,766
Svenska Handelsbanken AB, Class A	13,788	184,284
Swedbank AB, Class A	8,026	212,508
Truist Financial Corp.	8,861	380,934
UniCredit SpA	13,178	883,415
United Overseas Bank Ltd.	11,517	326,081
US Bancorp	10,504	475,306
Wells Fargo & Co.	22,145	1,774,257
Westpac Banking Corp.	32,367	721,297

		36,439,309

Capital Markets (2.0%)
3i Group plc	9,203	520,459
Ameriprise Financial, Inc.	648	345,857
Amundi SA (m)	583	47,179
ASX Ltd.	1,837	84,341
Bank of New York Mellon Corp. (The)	4,832	440,244
Blackrock, Inc.	980	1,028,265
Blackstone, Inc.	4,928	737,130
Cboe Global Markets, Inc.	705	164,413
Charles Schwab Corp. (The)	11,475	1,046,979
CME Group, Inc.	2,426	668,654
Coinbase Global, Inc., Class A*	1,413	495,242
CVC Capital Partners plc (m)	2,010	41,150
Daiwa Securities Group, Inc.	12,650	89,996
Deutsche Bank AG (Registered)	17,499	518,828
Deutsche Boerse AG	1,780	580,590
EQT AB (x)	3,520	117,533
Euronext NV (m)	739	126,310
FactSet Research Systems, Inc.	256	114,504
Franklin Resources, Inc. (x)	2,087	49,775
Futu Holdings Ltd. (ADR)	616	76,131
Goldman Sachs Group, Inc. (The)	2,101	1,486,983
Hong Kong Exchanges & Clearing Ltd.	11,370	606,597
Intercontinental Exchange, Inc.	3,869	709,845
Invesco Ltd.	3,017	47,578

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Japan Exchange Group, Inc.	9,352	$94,848
Julius Baer Group Ltd.	1,947	131,624
KKR & Co., Inc.	4,545	604,621
London Stock Exchange Group plc	4,507	657,938
Macquarie Group Ltd.	3,423	515,294
MarketAxess Holdings, Inc.	254	56,728
Moody’s Corp.	1,042	522,657
Morgan Stanley	8,332	1,173,646
MSCI, Inc.	523	301,635
Nasdaq, Inc.	2,786	249,124
Nomura Holdings, Inc.	28,373	187,571
Northern Trust Corp.	1,320	167,363
Partners Group Holding AG	215	280,453
Raymond James Financial, Inc.	1,242	190,486
S&P Global, Inc.	2,121	1,118,382
SBI Holdings, Inc.	2,566	89,629
Schroders plc	6,852	33,991
Singapore Exchange Ltd.	8,150	95,377
State Street Corp.	1,942	206,512
T. Rowe Price Group, Inc.	1,499	144,654
UBS Group AG (Registered)	31,091	1,052,106

		18,019,222

Consumer Finance (0.2%)
American Express Co.	3,737	1,192,028
Capital One Financial Corp.	4,289	912,528
Synchrony Financial	2,618	174,726

		2,279,282

Financial Services (2.0%)
Adyen NV (m)*	238	436,901
Apollo Global Management, Inc.	3,010	427,029
Banca Mediolanum SpA	2,114	36,407
Berkshire Hathaway, Inc., Class B*	12,342	5,995,373
Corpay, Inc.*	469	155,624
Edenred SE	2,283	70,701
Eurazeo SE	380	27,103
EXOR NV	836	84,296
Fidelity National Information Services, Inc.	3,567	290,389
Fiserv, Inc.*	3,831	660,503
Global Payments, Inc.	1,667	133,427
Groupe Bruxelles Lambert NV	785	66,855
Industrivarden AB, Class A	1,127	40,883
Industrivarden AB, Class C (x)	1,463	52,839
Infratil Ltd.	8,694	56,174
Investor AB, Class B	16,365	483,898
Jack Henry & Associates, Inc.	491	88,463
L E Lundbergforetagen AB, Class B	718	35,790
M&G plc	21,592	76,170
Mastercard, Inc., Class A	5,484	3,081,679
Mitsubishi HC Capital, Inc.	8,281	60,984
Nexi SpA (m)	4,652	27,805
ORIX Corp.	11,013	249,313
PayPal Holdings, Inc.*	6,661	495,046
Sofina SA	146	48,155
Visa, Inc., Class A	11,604	4,120,000
Washington H Soul Pattinson & Co. Ltd. (x)	2,260	62,486
Wise plc, Class A*	6,298	89,907

		17,454,200

Insurance (2.1%)
Admiral Group plc	2,461	110,464
Aegon Ltd.	12,499	90,518
Aflac, Inc.	3,333	351,498
Ageas SA/NV	1,410	95,253
AIA Group Ltd.	101,157	907,197
Allianz SE (Registered)	3,650	1,479,464
Allstate Corp. (The)	1,784	359,137
American International Group, Inc.	3,995	341,932
Aon plc, Class A	1,456	519,443
Arch Capital Group Ltd.	2,524	229,810
Arthur J Gallagher & Co.	1,713	548,366
ASR Nederland NV	1,398	92,845
Assurant, Inc.	345	68,134
Aviva plc	25,317	215,181
AXA SA	16,754	822,373
Baloise Holding AG (Registered)	390	92,013
Brown & Brown, Inc.	1,598	177,170
Chubb Ltd.	2,509	726,907
Cincinnati Financial Corp.	1,047	155,919
Dai-ichi Life Holdings, Inc.	33,272	253,228
Erie Indemnity Co., Class A	168	58,261
Everest Group Ltd.	289	98,217
Generali	8,160	290,381
Gjensidige Forsikring ASA	1,891	47,916
Globe Life, Inc.	565	70,224
Hannover Rueck SE	570	179,406
Hartford Insurance Group, Inc. (The)	1,937	245,747
Helvetia Holding AG (Registered)	351	82,325
Insurance Australia Group Ltd.	22,359	132,882
Japan Post Holdings Co. Ltd.	16,881	156,554
Japan Post Insurance Co. Ltd.	1,810	40,988
Legal & General Group plc	55,510	193,995
Loews Corp.	1,190	109,075
Marsh & McLennan Cos., Inc.	3,307	723,042
Medibank Pvt Ltd.	26,033	86,525
MetLife, Inc.	3,898	313,477
MS&AD Insurance Group Holdings, Inc.	12,118	271,804
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,265	820,453
NN Group NV	2,543	169,008
Phoenix Group Holdings plc	6,638	60,000
Poste Italiane SpA (m)(x)	4,321	92,840
Principal Financial Group, Inc.	1,417	112,552
Progressive Corp. (The)	3,945	1,052,763
Prudential Financial, Inc.	2,384	256,137
Prudential plc	24,667	308,999
QBE Insurance Group Ltd.	14,275	219,751
Sampo OYJ, Class A	22,889	246,164
Sompo Holdings, Inc.	8,419	254,023
Suncorp Group Ltd.	10,237	145,597
Swiss Life Holding AG (Registered)	272	275,137
Swiss Re AG	2,852	492,976
T&D Holdings, Inc.	4,602	101,304
Talanx AG	610	78,969
Tokio Marine Holdings, Inc.	17,415	739,023
Travelers Cos., Inc. (The)	1,527	408,534
Tryg A/S	3,205	82,785
Unipol Assicurazioni SpA	3,391	67,206
W.R. Berkley Corp.	2,022	148,556
Willis Towers Watson plc	672	205,968
Zurich Insurance Group AG	1,384	967,378

		18,043,794

Total Financials		92,235,807

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (6.1%)
Biotechnology (0.8%)
AbbVie, Inc.	11,887	$2,206,465
Amgen, Inc.	3,617	1,009,903
Argenx SE*	577	319,312
Biogen, Inc.*	986	123,832
CSL Ltd.	4,579	721,713
Genmab A/S*	606	125,816
Gilead Sciences, Inc.	8,392	930,421
Grifols SA*	2,820	34,381
Incyte Corp.*	1,082	73,684
Moderna, Inc.*	2,280	62,905
Regeneron Pharmaceuticals, Inc.	708	371,700
Swedish Orphan Biovitrum AB*	1,851	56,386
Vertex Pharmaceuticals, Inc.*	1,729	769,751

		6,806,269

Health Care Equipment & Supplies (1.3%)
Abbott Laboratories	11,679	1,588,461
Alcon AG	4,724	417,953
Align Technology, Inc.*	473	89,553
Baxter International, Inc.	3,438	104,103
Becton Dickinson & Co.	1,933	332,959
BioMerieux	392	54,210
Boston Scientific Corp.*	9,924	1,065,937
Cochlear Ltd.	618	122,192
Coloplast A/S, Class B	1,192	113,220
Cooper Cos., Inc. (The)*	1,344	95,639
Demant A/S*	808	33,704
Dexcom, Inc.*	2,631	229,660
DiaSorin SpA	212	22,690
Edwards Lifesciences Corp.*	3,971	310,572
EssilorLuxottica SA	2,811	771,183
Fisher & Paykel Healthcare Corp. Ltd.	5,542	121,781
GE HealthCare Technologies, Inc.	3,079	228,061
Hologic, Inc.*	1,511	98,457
Hoya Corp.	3,297	392,764
IDEXX Laboratories, Inc.*	551	295,523
Insulet Corp.*	472	148,293
Intuitive Surgical, Inc.*	2,402	1,305,271
Koninklijke Philips NV	7,866	189,114
Medtronic plc	8,634	752,626
Olympus Corp.	10,814	128,787
ResMed, Inc.	989	255,162
Siemens Healthineers AG (m)	3,199	177,334
Smith & Nephew plc	7,866	120,174
Solventum Corp.*	931	70,607
Sonova Holding AG (Registered)	479	142,713
STERIS plc	662	159,026
Straumann Holding AG (Registered) (x)	1,055	137,684
Stryker Corp.	2,312	914,697
Sysmex Corp.	4,727	82,523
Terumo Corp.	12,620	232,235
Zimmer Biomet Holdings, Inc.	1,340	122,221

		11,427,089

Health Care Providers & Services (0.8%)
Cardinal Health, Inc.	1,627	273,336
Cencora, Inc.	1,162	348,426
Centene Corp.*	3,339	181,241
Cigna Group (The)	1,844	609,590
CVS Health Corp.	8,489	585,571
DaVita, Inc.*	296	42,165
Elevance Health, Inc.	1,562	607,555
Fresenius Medical Care AG	2,080	119,199
Fresenius SE & Co. KGaA	3,993	200,748
HCA Healthcare, Inc.	1,204	461,252
Henry Schein, Inc.*	840	61,362
Humana, Inc.	812	198,518
Labcorp Holdings, Inc.	562	147,531
McKesson Corp.	844	618,466
Molina Healthcare, Inc.*	374	111,415
Quest Diagnostics, Inc.	747	134,184
Sigma Healthcare Ltd.	43,648	85,893
Sonic Healthcare Ltd.	4,314	76,064
UnitedHealth Group, Inc.	6,197	1,933,278
Universal Health Services, Inc., Class B	395	71,554

		6,867,348

Health Care Technology (0.0%)†
M3, Inc.	4,209	58,032
Pro Medicus Ltd.	543	101,881

		159,913

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	1,921	226,697
Bio-Techne Corp.	1,064	54,743
Charles River Laboratories International, Inc.*	344	52,195
Danaher Corp.	4,309	851,200
Eurofins Scientific SE	1,119	79,668
IQVIA Holdings, Inc.*	1,126	177,446
Lonza Group AG (Registered)	683	486,351
Mettler-Toledo International, Inc.*	141	165,635
QIAGEN NV*	2,043	98,392
Revvity, Inc.	819	79,214
Sartorius AG (Preference) (q)	248	63,100
Sartorius Stedim Biotech	276	65,933
Thermo Fisher Scientific, Inc.	2,576	1,044,465
Waters Corp.*	400	139,616
West Pharmaceutical Services, Inc.	488	106,774

		3,691,429

Pharmaceuticals (2.8%)
Astellas Pharma, Inc.	17,082	168,027
AstraZeneca plc	14,658	2,036,175
Bayer AG (Registered)	9,287	279,343
Bristol-Myers Squibb Co.	13,664	632,507
Chugai Pharmaceutical Co. Ltd.	6,317	330,096
Daiichi Sankyo Co. Ltd.	16,247	379,648
Eisai Co. Ltd.	2,530	72,876
Eli Lilly & Co.	5,305	4,135,407
Galderma Group AG	1,012	146,676
GSK plc	38,923	742,644
Haleon plc	85,326	438,508
Hikma Pharmaceuticals plc	1,573	42,924
Ipsen SA	357	42,515
Johnson & Johnson	16,211	2,476,230
Kyowa Kirin Co. Ltd.	2,269	38,847
Merck & Co., Inc.	17,033	1,348,332
Merck KGaA	1,222	158,340
Novartis AG (Registered)	17,972	2,178,294
Novo Nordisk A/S, Class B	30,444	2,112,995
Ono Pharmaceutical Co. Ltd.	3,562	38,562
Orion OYJ, Class B	1,025	77,092
Otsuka Holdings Co. Ltd.	4,211	209,110
Pfizer, Inc.	38,158	924,950

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Recordati Industria Chimica e Farmaceutica SpA	1,087	$68,375
Roche Holding AG (BMV Mexico Stock Exchange)	6,641	2,162,751
Roche Holding AG (OTC US Exchange)	303	105,016
Sandoz Group AG	3,951	216,211
Sanofi SA	10,495	1,016,328
Shionogi & Co. Ltd.	7,115	128,164
Takeda Pharmaceutical Co. Ltd.	15,013	461,321
Teva Pharmaceutical Industries Ltd. (ADR)*	10,842	181,712
UCB SA	1,195	235,007
Viatris, Inc.	8,037	71,770
Zoetis, Inc.	3,015	470,189

		24,126,942

Total Health Care		53,078,990

Industrials (7.4%)
Aerospace & Defense (1.6%)
Airbus SE	5,617	1,172,849
Axon Enterprise, Inc.*	488	404,035
BAE Systems plc	28,485	737,620
Boeing Co. (The)*	5,051	1,058,336
Dassault Aviation SA	185	65,420
Elbit Systems Ltd.	254	112,963
GE Aerospace	7,227	1,860,157
General Dynamics Corp.	1,709	498,447
Howmet Aerospace, Inc.	2,727	507,576
Huntington Ingalls Industries, Inc.	263	63,504
Kongsberg Gruppen ASA	4,150	160,925
L3Harris Technologies, Inc.	1,268	318,065
Leonardo SpA	3,826	215,337
Lockheed Martin Corp.	1,411	653,491
Melrose Industries plc	12,055	87,833
MTU Aero Engines AG	509	226,160
Northrop Grumman Corp.	916	457,982
Rheinmetall AG	423	895,396
Rolls-Royce Holdings plc	80,143	1,064,440
RTX Corp.	8,970	1,309,799
Saab AB, Class B	3,028	168,861
Safran SA	3,404	1,106,288
Singapore Technologies Engineering Ltd.	15,034	92,108
Textron, Inc.	1,229	98,676
Thales SA	876	257,558
TransDigm Group, Inc.	378	574,802

		14,168,628

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	799	76,664
Deutsche Post AG	9,076	419,197
DSV A/S	1,932	464,260
Expeditors International of Washington, Inc.	943	107,738
FedEx Corp.	1,492	339,146
InPost SA*	2,127	35,328
SG Holdings Co. Ltd. (x)	2,991	33,367
United Parcel Service, Inc., Class B	4,925	497,129

		1,972,829

Building Products (0.4%)
A.O. Smith Corp.	795	52,128
AGC, Inc. (x)	1,870	54,890
Allegion plc	585	84,310
Assa Abloy AB, Class B	9,475	295,640
Builders FirstSource, Inc.*	775	90,435
Carrier Global Corp.	5,438	398,007
Cie de Saint-Gobain SA	4,247	498,474
Daikin Industries Ltd.	2,503	295,917
Geberit AG (Registered)	316	248,515
Johnson Controls International plc	4,425	467,369
Kingspan Group plc	1,463	124,425
Lennox International, Inc.	216	123,820
Masco Corp.	1,427	91,842
Nibe Industrier AB, Class B	14,326	61,084
ROCKWOOL A/S, Class B	893	41,790
Trane Technologies plc	1,510	660,489

		3,589,135

Commercial Services & Supplies (0.3%)
Brambles Ltd.	12,976	200,011
Cintas Corp.	2,310	514,830
Copart, Inc.*	5,904	289,709
Dai Nippon Printing Co. Ltd.	3,758	57,151
Rentokil Initial plc	23,864	115,337
Republic Services, Inc.	1,367	337,116
Rollins, Inc.	1,891	106,690
Secom Co. Ltd.	3,926	141,304
Securitas AB, Class B	4,649	69,532
TOPPAN Holdings, Inc.	2,263	61,680
Veralto Corp.	1,665	168,082
Waste Management, Inc.	2,459	562,668

		2,624,110

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA (x)	1,669	115,896
Bouygues SA	1,791	81,013
Eiffage SA	648	91,025
Ferrovial SE	4,828	257,400
Kajima Corp.	3,951	103,244
Obayashi Corp.	6,158	93,457
Quanta Services, Inc.	994	375,811
Skanska AB, Class B	3,217	74,875
Taisei Corp.	1,458	85,047
Vinci SA	4,681	689,799

		1,967,567

Electrical Equipment (0.9%)
ABB Ltd. (Registered)	14,951	891,464
AMETEK, Inc.	1,557	281,755
Eaton Corp. plc	2,661	949,950
Emerson Electric Co.	3,797	506,254
Fuji Electric Co. Ltd.	1,256	58,036
Fujikura Ltd.	2,400	126,179
GE Vernova, Inc.	1,858	983,161
Generac Holdings, Inc.*	401	57,427
Hubbell, Inc., Class B	361	147,436
Legrand SA	2,530	338,254
Mitsubishi Electric Corp.	18,001	388,883
Nidec Corp.	7,904	153,958
Prysmian SpA	2,656	187,843
Rockwell Automation, Inc.	761	252,781
Schneider Electric SE	5,169	1,374,856
Siemens Energy AG*	6,424	742,035
Vestas Wind Systems A/S	9,546	143,211

		7,583,483

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Ground Transportation (0.5%)
Central Japan Railway Co.	7,336	$164,647
CSX Corp.	12,985	423,701
East Japan Railway Co.	8,566	184,876
Grab Holdings Ltd., Class A*	22,429	112,818
Hankyu Hanshin Holdings, Inc.	2,123	57,791
JB Hunt Transport Services, Inc.	535	76,826
MTR Corp. Ltd.	14,557	52,294
Norfolk Southern Corp.	1,525	390,354
Old Dominion Freight Line, Inc.	1,265	205,309
Tokyo Metro Co. Ltd. (x)	2,700	31,452
Tokyu Corp.	4,702	55,965
Uber Technologies, Inc.*	14,066	1,312,358
Union Pacific Corp.	4,069	936,196
West Japan Railway Co.	4,239	97,199

		4,101,786

Industrial Conglomerates (0.6%)
3M Co.	3,656	556,589
CK Hutchison Holdings Ltd.	25,419	156,401
DCC plc	936	60,745
Hikari Tsushin, Inc.	186	54,971
Hitachi Ltd.	43,325	1,265,106
Honeywell International, Inc.	4,378	1,019,549
Investment AB Latour, Class B	1,400	36,876
Jardine Matheson Holdings Ltd.	1,478	71,033
Keppel Ltd.	14,265	83,245
Lifco AB, Class B	2,204	89,177
Sekisui Chemical Co. Ltd.	3,533	64,083
Siemens AG (Registered)	7,184	1,841,840
Smiths Group plc	3,173	97,823
Swire Pacific Ltd., Class A	3,581	30,678

		5,428,116

Machinery (1.3%)
Alfa Laval AB	2,735	114,998
Alstom SA*	3,272	76,314
Atlas Copco AB, Class A	25,395	410,281
Atlas Copco AB, Class B	14,756	209,699
Caterpillar, Inc.	3,218	1,249,260
Cummins, Inc.	926	303,265
Daifuku Co. Ltd. (x)	3,054	78,935
Daimler Truck Holding AG	4,491	212,506
Deere & Co.	1,705	866,975
Dover Corp.	924	169,305
Epiroc AB, Class A	6,230	135,256
Epiroc AB, Class B	3,686	70,518
FANUC Corp.	8,979	245,667
Fortive Corp.	2,297	119,743
GEA Group AG	1,385	96,909
Hoshizaki Corp. (x)	1,049	36,248
IDEX Corp.	510	89,541
IHI Corp.	1,400	152,050
Illinois Tool Works, Inc.	1,798	444,556
Indutrade AB	2,583	70,493
Ingersoll Rand, Inc.	2,713	225,667
Knorr-Bremse AG	686	66,302
Komatsu Ltd.	8,526	280,460
Kone OYJ, Class B	3,213	211,492
Kubota Corp. (x)	9,209	103,726
Makita Corp.	2,283	70,596
Metso OYJ	5,877	76,012
Minebea Mitsumi, Inc.	3,400	49,971
Mitsubishi Heavy Industries Ltd.	30,291	759,352
Nordson Corp.	365	78,245
Otis Worldwide Corp.	2,670	264,383
PACCAR, Inc.	3,531	335,657
Parker-Hannifin Corp.	867	605,573
Pentair plc	1,113	114,261
Rational AG	48	40,258
Sandvik AB	10,080	231,093
Schindler Holding AG	385	143,141
Schindler Holding AG (Registered)	222	80,440
SKF AB, Class B	3,225	74,004
SMC Corp.	522	188,638
Snap-on, Inc.	353	109,847
Spirax Group plc	696	56,892
Stanley Black & Decker, Inc.	1,038	70,325
Techtronic Industries Co. Ltd.	14,032	154,264
Toyota Industries Corp.	1,536	173,861
Trelleborg AB, Class B	1,913	71,195
VAT Group AG (m)	255	107,566
Volvo AB, Class B	15,018	421,289
Wartsila OYJ Abp	4,754	112,223
Westinghouse Air Brake Technologies Corp.	1,150	240,753
Xylem, Inc.	1,636	211,633
Yangzijiang Shipbuilding Holdings Ltd.	24,000	41,903

		10,923,541

Marine Transportation (0.1%)
AP Moller - Maersk A/S, Class A	28	51,723
AP Moller - Maersk A/S, Class B	40	74,363
Kawasaki Kisen Kaisha Ltd. (x)	3,277	46,514
Kuehne + Nagel International AG (Registered) (x)	457	98,864
Mitsui OSK Lines Ltd. (x)	3,247	108,681
Nippon Yusen KK (x)	4,182	150,663
SITC International Holdings Co. Ltd.	12,260	39,279

		570,087

Passenger Airlines (0.1%)
ANA Holdings, Inc.	1,543	30,243
Delta Air Lines, Inc.	4,320	212,458
Deutsche Lufthansa AG (Registered)	5,664	47,904
International Consolidated Airlines Group SA (x)	11,749	55,165
Japan Airlines Co. Ltd.	1,412	28,842
Qantas Airways Ltd.	7,009	49,543
Ryanair Holdings plc	8,038	227,430
Singapore Airlines Ltd.	14,560	79,814
Southwest Airlines Co.	3,991	129,468
United Airlines Holdings, Inc.*	2,214	176,301

		1,037,168

Professional Services (0.6%)
Automatic Data Processing, Inc.	2,740	845,016
Broadridge Financial Solutions, Inc.	788	191,508
Bureau Veritas SA	3,003	102,372
Computershare Ltd.	4,973	130,559
Dayforce, Inc.*	1,071	59,323
Equifax, Inc.	835	216,574
Experian plc	8,681	447,087
Intertek Group plc	1,547	100,653
Jacobs Solutions, Inc.	825	108,446
Leidos Holdings, Inc.	883	139,302
Paychex, Inc.	2,158	313,903

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Paycom Software, Inc.	317	$73,354
Randstad NV (x)	1,026	47,376
Recruit Holdings Co. Ltd.	13,325	789,756
RELX plc	17,463	943,722
SGS SA (Registered)	1,523	154,517
Teleperformance SE	509	49,357
Verisk Analytics, Inc.	951	296,237
Wolters Kluwer NV	2,255	377,059

		5,386,121

Trading Companies & Distributors (0.5%)
AddTech AB, Class B	2,457	83,624
AerCap Holdings NV	1,740	203,580
Ashtead Group plc	4,084	261,740
Beijer Ref AB, Class B (x)	3,639	57,445
Brenntag SE	1,160	76,793
Bunzl plc	3,097	98,625
Fastenal Co.	7,722	324,324
IMCD NV	559	75,099
ITOCHU Corp.	11,227	589,085
Marubeni Corp.	13,378	270,616
Mitsubishi Corp.	32,351	648,795
Mitsui & Co. Ltd.	23,336	477,561
MonotaRO Co. Ltd.	2,407	47,553
Reece Ltd.	2,137	20,183
Rexel SA	2,114	65,093
SGH Ltd.	1,924	68,468
Sumitomo Corp.	10,269	265,915
Toyota Tsusho Corp.	6,005	136,317
United Rentals, Inc.	440	331,496
W.W. Grainger, Inc.	298	309,992

		4,412,304

Transportation Infrastructure (0.1%)
Aena SME SA (m)	7,090	189,249
Aeroports de Paris SA	327	40,984
Auckland International Airport Ltd.	15,957	75,332
Getlink SE	2,763	53,344
Transurban Group	29,385	270,370

		629,279

Total Industrials		64,394,154

Information Technology (15.1%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	6,956	711,668
Cisco Systems, Inc.	26,818	1,860,633
F5, Inc.*	388	114,196
Juniper Networks, Inc.	2,229	89,004
Motorola Solutions, Inc.	1,125	473,018
Nokia OYJ	50,345	261,293
Telefonaktiebolaget LM Ericsson, Class B	26,261	224,668

		3,734,480

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	8,155	805,306
CDW Corp.	897	160,195
Corning, Inc.	5,191	272,995
Halma plc	3,589	157,646
Hexagon AB, Class B	19,626	197,403
Jabil, Inc.	738	160,958
Keyence Corp.	1,873	752,295
Keysight Technologies, Inc.*	1,164	190,733
Kyocera Corp.	12,094	145,585
Murata Manufacturing Co. Ltd.	15,796	236,274
Omron Corp.	1,620	43,806
Ralliant Corp.*	766	37,127
Shimadzu Corp.	2,190	54,322
TDK Corp.	18,405	216,699
TE Connectivity plc	2,009	338,858
Teledyne Technologies, Inc.*	314	160,865
Trimble, Inc.*	1,655	125,747
Yokogawa Electric Corp.	2,119	56,725
Zebra Technologies Corp., Class A*	346	106,693

		4,220,232

IT Services (0.6%)
Accenture plc, Class A	4,212	1,258,925
Akamai Technologies, Inc.*	1,012	80,717
Capgemini SE	1,539	262,956
Cognizant Technology Solutions Corp., Class A	3,330	259,840
EPAM Systems, Inc.*	382	67,545
Fujitsu Ltd.	16,634	406,017
Gartner, Inc.*	517	208,982
GoDaddy, Inc., Class A*	951	171,237
International Business Machines Corp.	6,226	1,835,300
NEC Corp.	11,585	339,413
Nomura Research Institute Ltd.	3,539	142,120
NTT Data Group Corp.	2,648	73,535
Obic Co. Ltd.	3,025	117,866
Otsuka Corp.	2,116	43,149
SCSK Corp.	1,514	45,713
TIS, Inc.	2,049	68,838
VeriSign, Inc.	548	158,262
Wix.com Ltd.*	500	79,230

		5,619,645

Semiconductors & Semiconductor Equipment (5.9%)
Advanced Micro Devices, Inc.*	10,911	1,548,271
Advantest Corp.	7,278	538,503
Analog Devices, Inc.	3,340	794,987
Applied Materials, Inc.	5,472	1,001,759
ASM International NV	443	283,563
ASML Holding NV	3,723	2,971,620
BE Semiconductor Industries NV	767	114,788
Broadcom, Inc.	31,562	8,700,065
Disco Corp.	839	248,370
Enphase Energy, Inc.*	892	35,368
First Solar, Inc.*	721	119,354
Infineon Technologies AG	12,347	525,262
Intel Corp.	29,156	653,094
KLA Corp.	895	801,687
Lam Research Corp.	8,643	841,310
Lasertec Corp.	734	98,934
Microchip Technology, Inc.	3,621	254,810
Micron Technology, Inc.	7,502	924,622
Monolithic Power Systems, Inc.	322	235,504
NVIDIA Corp.	164,902	26,052,867
NXP Semiconductors NV	1,711	373,836
ON Semiconductor Corp.*	2,838	148,740
QUALCOMM, Inc.	7,447	1,186,009
Renesas Electronics Corp.	15,930	197,901
SCREEN Holdings Co. Ltd.	754	61,575
Skyworks Solutions, Inc.	1,082	80,631
STMicroelectronics NV	6,400	195,521
Teradyne, Inc.	1,097	98,642

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Texas Instruments, Inc.	6,130	$1,272,711
Tokyo Electron Ltd.	4,196	806,536

		51,166,840

Software (5.1%)
Adobe, Inc.*	2,931	1,133,945
ANSYS, Inc.*	589	206,869
Autodesk, Inc.*	1,448	448,257
Cadence Design Systems, Inc.*	1,847	569,153
Check Point Software Technologies Ltd.*	820	181,425
Crowdstrike Holdings, Inc., Class A*	1,659	844,945
CyberArk Software Ltd.*	444	180,655
Dassault Systemes SE	6,336	229,353
Fair Isaac Corp.*	164	299,785
Fortinet, Inc.*	4,283	452,799
Gen Digital, Inc.	3,652	107,369
Intuit, Inc.	1,885	1,484,683
Microsoft Corp.	50,056	24,898,355
Monday.com Ltd.*	384	120,760
Nemetschek SE	546	79,109
Nice Ltd.*	598	101,463
Oracle Corp.	380	45,348
Oracle Corp. (Moscow Stock Exchange)	10,923	2,388,095
Palantir Technologies, Inc., Class A*	13,802	1,881,489
Palo Alto Networks, Inc.*	4,458	912,285
PTC, Inc.*	810	139,595
Roper Technologies, Inc.	722	409,258
Sage Group plc (The)	9,340	160,321
Salesforce, Inc.	6,444	1,757,214
SAP SE	9,870	3,001,347
ServiceNow, Inc.*	1,387	1,425,947
Synopsys, Inc.*	1,041	533,700
Temenos AG (Registered)	533	38,122
Trend Micro, Inc.	1,236	85,633
Tyler Technologies, Inc.*	288	170,738
WiseTech Global Ltd.	1,898	136,197
Workday, Inc., Class A*	1,441	345,840
Xero Ltd.*	1,375	162,711

		44,932,765

Technology Hardware, Storage & Peripherals (2.6%)
Apple, Inc.	101,150	20,752,945
Canon, Inc. (x)	8,811	256,305
Dell Technologies, Inc., Class C	2,101	257,583
FUJIFILM Holdings Corp.	10,597	231,213
Hewlett Packard Enterprise Co.	8,915	182,312
HP, Inc.	6,315	154,465
Logitech International SA (Registered)	1,438	129,473
NetApp, Inc.	1,369	145,867
Ricoh Co. Ltd.	5,111	48,464
Seagate Technology Holdings plc	1,426	205,815
Super Micro Computer, Inc. (x)*	3,391	166,193
Western Digital Corp. (x)	2,342	149,865

		22,680,500

Total Information Technology		132,354,462

Materials (1.9%)
Chemicals (1.0%)
Air Liquide SA	5,468	1,128,082
Air Products and Chemicals, Inc.	1,498	422,526
Akzo Nobel NV	1,614	112,932
Albemarle Corp.	792	49,635
Arkema SA	539	39,714
Asahi Kasei Corp.	11,645	83,049
BASF SE	8,438	416,069
CF Industries Holdings, Inc.	1,172	107,824
Corteva, Inc.	4,616	344,030
Covestro AG*	1,697	120,738
Croda International plc	1,254	50,331
Dow, Inc.	4,739	125,489
DSM-Firmenich AG	1,758	186,914
DuPont de Nemours, Inc.	2,815	193,081
Eastman Chemical Co.	775	57,861
Ecolab, Inc.	1,697	457,240
EMS-Chemie Holding AG (Registered)	66	49,825
Evonik Industries AG	2,573	53,040
Givaudan SA (Registered)	87	421,157
ICL Group Ltd.	7,319	50,172
International Flavors & Fragrances, Inc.	1,730	127,242
Linde plc	3,206	1,504,191
LyondellBasell Industries NV, Class A (x)	1,745	100,966
Mitsubishi Chemical Group Corp.	12,862	67,702
Mosaic Co. (The)	2,139	78,031
Nippon Paint Holdings Co. Ltd. (x)	8,970	72,256
Nippon Sanso Holdings Corp.	1,632	61,912
Nitto Denko Corp.	6,640	128,715
Novonesis Novozymes B	3,331	238,817
PPG Industries, Inc.	1,562	177,677
Sherwin-Williams Co. (The)	1,560	535,642
Shin-Etsu Chemical Co. Ltd.	17,009	563,640
Sika AG (Registered)	1,441	391,192
Syensqo SA	691	53,298
Symrise AG, Class A	1,255	131,778
Toray Industries, Inc.	13,156	90,243
Yara International ASA	1,565	57,759

		8,850,770

Construction Materials (0.2%)
Amrize Ltd.*	4,928	245,825
Heidelberg Materials AG	1,265	297,202
Holcim AG	4,928	365,819
James Hardie Industries plc (CHDI)*	4,063	111,508
Martin Marietta Materials, Inc.	412	226,172
Vulcan Materials Co.	889	231,869

		1,478,395

Containers & Packaging (0.1%)
Amcor plc	9,732	89,437
Avery Dennison Corp.	541	94,929
Ball Corp.	2,009	112,685
International Paper Co.	3,550	166,247
Packaging Corp. of America	600	113,070
SIG Group AG	2,891	53,415
Smurfit WestRock plc	3,329	143,646

		773,429

Metals & Mining (0.6%)
Anglo American plc	10,562	311,705
Antofagasta plc	3,728	92,596
ArcelorMittal SA	4,434	140,343
BHP Group Ltd.	47,984	1,160,590
BlueScope Steel Ltd.	4,146	63,060
Boliden AB*	2,687	83,812

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Evolution Mining Ltd.	18,928	$97,044
Fortescue Ltd.	16,008	160,985
Freeport-McMoRan, Inc.	9,676	419,455
Glencore plc	96,945	377,391
JFE Holdings, Inc. (x)	5,481	63,829
Newmont Corp.	7,666	446,621
Nippon Steel Corp.	9,192	174,450
Norsk Hydro ASA	13,293	75,885
Northern Star Resources Ltd.	12,838	156,735
Nucor Corp.	1,581	204,803
Rio Tinto Ltd.	3,509	247,411
Rio Tinto plc	10,671	621,788
South32 Ltd.	42,658	81,699
Steel Dynamics, Inc.	953	121,994
Sumitomo Metal Mining Co. Ltd. (x)	2,341	57,873

		5,160,069

Paper & Forest Products (0.0%)†
Holmen AB, Class B (x)	721	28,594
Mondi plc	4,173	68,135
Stora Enso OYJ, Class R	5,506	59,825
Svenska Cellulosa AB SCA, Class B	5,743	74,664
UPM-Kymmene OYJ	5,045	137,634

		368,852

Total Materials		16,631,515

Real Estate (1.2%)
Diversified REITs (0.0%)†
Covivio SA (REIT)	528	33,306
Land Securities Group plc (REIT)	6,690	57,945
Stockland (REIT)	22,685	80,025

		171,276

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	1,037	75,317
Healthpeak Properties, Inc. (REIT)	4,710	82,472
Ventas, Inc. (REIT)	2,943	185,850
Welltower, Inc. (REIT)	4,102	630,601

		974,240

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	4,707	72,300

Industrial REITs (0.1%)
CapitaLand Ascendas REIT (REIT)	35,319	74,444
Goodman Group (REIT)	19,204	432,763
Prologis, Inc. (REIT)	6,241	656,054
Segro plc (REIT)	12,154	113,379

		1,276,640

Office REITs (0.0%)†
BXP, Inc. (REIT)	980	66,120
Gecina SA (REIT)	435	47,808
Nippon Building Fund, Inc. (REIT) (x)	72	66,448

		180,376

Real Estate Management & Development (0.3%)
Azrieli Group Ltd.	401	36,870
CapitaLand Investment Ltd.	21,867	45,574
CBRE Group, Inc., Class A*	1,990	278,839
CK Asset Holdings Ltd.	18,396	81,084
CoStar Group, Inc.*	2,838	228,175
Daito Trust Construction Co. Ltd.	568	61,827
Daiwa House Industry Co. Ltd.	5,305	182,500
Fastighets AB Balder, Class B*	6,787	50,403
Henderson Land Development Co. Ltd.	14,204	49,669
Hongkong Land Holdings Ltd.	10,454	60,320
Hulic Co. Ltd. (x)	4,327	43,644
LEG Immobilien SE	730	64,794
Mitsubishi Estate Co. Ltd.	10,052	188,678
Mitsui Fudosan Co. Ltd.	25,019	242,363
Sagax AB, Class B	2,078	47,442
Sino Land Co. Ltd.	34,859	37,080
Sumitomo Realty & Development Co. Ltd.	2,958	114,351
Sun Hung Kai Properties Ltd.	13,696	157,112
Swiss Prime Site AG (Registered)	758	113,492
Vonovia SE	7,303	257,303
Wharf Holdings Ltd. (The)	9,900	30,142
Wharf Real Estate Investment Co. Ltd.	15,963	45,144

		2,416,806

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	957	194,750
Camden Property Trust (REIT)	718	80,911
Equity Residential (REIT)	2,301	155,295
Essex Property Trust, Inc. (REIT)	433	122,712
Invitation Homes, Inc. (REIT)	3,836	125,821
Mid-America Apartment Communities, Inc. (REIT)	787	116,484
UDR, Inc. (REIT)	2,027	82,762

		878,735

Retail REITs (0.2%)
CapitaLand Integrated Commercial Trust (REIT)	55,167	94,150
Federal Realty Investment Trust (REIT)	519	49,300
Kimco Realty Corp. (REIT)	4,575	96,166
Klepierre SA (REIT)	2,034	80,121
Link REIT (REIT)	24,560	131,092
Realty Income Corp. (REIT)	5,893	339,496
Regency Centers Corp. (REIT)	1,099	78,282
Scentre Group (REIT)	49,236	115,361
Simon Property Group, Inc. (REIT)	2,065	331,969
Unibail-Rodamco-Westfield (REIT)	1,149	109,820
Vicinity Ltd. (REIT)	36,664	59,602

		1,485,359

Specialized REITs (0.4%)
American Tower Corp. (REIT)	3,146	695,329
Crown Castle, Inc. (REIT)	2,926	300,588
Digital Realty Trust, Inc. (REIT)	2,131	371,497
Equinix, Inc. (REIT)	655	521,033
Extra Space Storage, Inc. (REIT)	1,427	210,397
Iron Mountain, Inc. (REIT)	1,978	202,883
Public Storage (REIT)	1,061	311,319
SBA Communications Corp. (REIT)	724	170,024
VICI Properties, Inc. (REIT), Class A	7,098	231,395
Weyerhaeuser Co. (REIT)	4,886	125,521

		3,139,986

Total Real Estate		10,595,718

Utilities (1.7%)
Electric Utilities (1.0%)
Acciona SA	233	41,938
Alliant Energy Corp.	1,728	104,492

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
American Electric Power Co., Inc.	3,590	$372,498
BKW AG	200	43,683
Chubu Electric Power Co., Inc.	6,115	75,628
CK Infrastructure Holdings Ltd.	5,785	38,284
CLP Holdings Ltd.	15,457	130,155
Constellation Energy Corp.	2,106	679,733
Contact Energy Ltd.	7,589	41,633
Duke Energy Corp.	5,225	616,550
Edison International	2,607	134,521
EDP SA	29,663	128,655
Elia Group SA/NV, Class B	464	53,427
Endesa SA (x)	3,002	95,089
Enel SpA	76,910	729,842
Entergy Corp.	2,887	239,967
Evergy, Inc.	1,549	106,773
Eversource Energy	2,470	157,141
Exelon Corp.	6,769	293,910
FirstEnergy Corp.	3,454	139,058
Fortum OYJ	4,241	79,381
Iberdrola SA	54,795	1,051,451
Kansai Electric Power Co., Inc. (The)	8,913	105,776
NextEra Energy, Inc.	13,847	961,259
NRG Energy, Inc.	1,364	219,031
Origin Energy Ltd.	16,285	115,647
PG&E Corp.	14,770	205,894
Pinnacle West Capital Corp.	766	68,534
Power Assets Holdings Ltd.	13,127	84,364
PPL Corp.	4,971	168,467
Redeia Corp. SA	3,836	82,013
Southern Co. (The)	7,378	677,522
SSE plc	10,458	262,843
Terna - Rete Elettrica Nazionale (x)	13,300	136,708
Verbund AG	644	49,423
Xcel Energy, Inc.	3,867	263,343

		8,754,633

Gas Utilities (0.1%)
APA Group	12,331	66,305
Atmos Energy Corp.	1,069	164,744
Hong Kong & China Gas Co. Ltd.	106,086	89,059
Osaka Gas Co. Ltd.	3,475	89,116
Snam SpA (x)	19,061	115,453
Tokyo Gas Co. Ltd.	3,129	104,122

		628,799

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	4,788	50,370
EDP Renovaveis SA	2,982	33,282
Meridian Energy Ltd.	12,362	44,458
Orsted A/S (m)*	1,590	68,282
RWE AG	5,977	249,448
Vistra Corp.	2,291	444,019

		889,859

Multi-Utilities (0.5%)
Ameren Corp.	1,817	174,505
CenterPoint Energy, Inc.	4,388	161,215
Centrica plc	47,512	105,358
CMS Energy Corp.	2,012	139,391
Consolidated Edison, Inc.	2,333	234,116
Dominion Energy, Inc.	5,656	319,677
DTE Energy Co.	1,395	184,782
E.ON SE	21,227	390,693
Engie SA	17,269	405,315
National Grid plc	47,678	694,701
NiSource, Inc.	3,164	127,636
Public Service Enterprise Group, Inc.	3,355	282,424
Sembcorp Industries Ltd.	8,500	45,792
Sempra	4,265	323,159
Veolia Environnement SA	5,951	212,052
WEC Energy Group, Inc.	2,139	222,884

		4,023,700

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,312	182,513
Severn Trent plc	2,624	98,474
United Utilities Group plc	6,446	101,001

		381,988

Total Utilities		14,678,979

Total Common Stocks (60.9%) (Cost $377,460,275)		532,593,666

EXCHANGE TRADED FUNDS (ETF):
Equity (4.5%)
SPDR S&P MidCap 400 ETF Trust (x)	70,048	39,680,791

Total Exchange Traded Funds (4.5%) (Cost $30,974,480)		39,680,791

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (16.0%)
U.S. Treasury Bonds 6.125%, 11/15/27	$1,896,100	1,999,502
5.250%, 11/15/28	1,649,300	1,727,422
U.S. Treasury Notes 4.625%, 6/30/26	4,013,200	4,037,048
1.500%, 8/15/26	5,643,000	5,490,834
0.875%, 9/30/26	6,709,700	6,462,719
2.000%, 11/15/26	3,908,200	3,810,459
1.500%, 1/31/27	990,600	955,424
2.250%, 2/15/27	1,962,300	1,914,177
1.875%, 2/28/27	497,800	482,457
2.375%, 5/15/27	2,289,900	2,232,917
2.250%, 8/15/27	5,527,100	5,360,193
2.250%, 11/15/27	3,255,500	3,147,497
3.875%, 12/31/27	994,200	998,280
2.750%, 2/15/28	2,037,000	1,987,938
3.625%, 3/31/28	1,835,600	1,832,173
3.500%, 4/30/28	1,531,500	1,522,930
2.875%, 5/15/28	881,000	861,149
3.625%, 5/31/28	846,000	844,015
4.000%, 6/30/28	517,500	521,867
2.875%, 8/15/28	137,000	133,611
4.375%, 8/31/28	1,527,100	1,557,164
4.625%, 9/30/28	845,400	868,736
4.875%, 10/31/28	2,155,600	2,233,061
3.125%, 11/15/28	2,244,400	2,202,250
4.375%, 11/30/28	1,598,200	1,631,405
3.750%, 12/31/28	1,383,100	1,383,987
4.000%, 1/31/29	2,162,700	2,181,920
2.625%, 2/15/29	5,503,000	5,298,349
4.250%, 2/28/29	7,281,500	7,409,507
4.625%, 4/30/29	5,290,200	5,455,486
2.375%, 5/15/29	2,513,800	2,390,902

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
4.500%, 5/31/29	$5,037,900	$5,174,868
4.250%, 6/30/29	8,765,200	8,927,685
1.625%, 8/15/29	2,297,000	2,114,618
3.500%, 9/30/29	2,715,000	2,687,269
1.750%, 11/15/29	2,344,000	2,157,846
1.500%, 2/15/30	2,437,400	2,205,120
0.625%, 5/15/30	1,850,800	1,591,686
0.625%, 8/15/30	1,789,100	1,525,240
4.625%, 9/30/30	1,781,400	1,848,132
0.875%, 11/15/30	1,929,000	1,653,522
4.375%, 11/30/30	3,221,300	3,303,834
3.750%, 12/31/30	2,020,300	2,010,118
1.625%, 5/15/31	1,207,500	1,064,527
1.250%, 8/15/31	1,243,400	1,063,546
1.375%, 11/15/31	1,598,700	1,367,873
1.875%, 2/15/32	2,614,500	2,296,757
2.875%, 5/15/32	860,100	802,530
2.750%, 8/15/32	945,400	872,150
4.125%, 11/15/32	887,100	893,078
3.500%, 2/15/33	666,500	642,587
3.375%, 5/15/33	1,044,200	995,498
3.875%, 8/15/33	1,267,700	1,248,645
4.500%, 11/15/33	1,711,200	1,758,086
4.000%, 2/15/34	3,947,000	3,907,358
4.375%, 5/15/34	4,317,100	4,385,856
3.875%, 8/15/34	2,807,800	2,742,431
4.625%, 2/15/35	1,489,600	1,537,572
4.250%, 5/15/35	355,500	356,111

Total U.S. Treasury Obligations		140,069,922

Total Long-Term Debt Securities (16.0%) (Cost $141,160,179)		140,069,922

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (19.9%)
BlackRock Liquidity FedFund, Institutional Shares 4.22% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 day yield) (xx)	7,000,000	7,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	12,901,742	12,901,742
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	148,415,262	148,444,945
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 4.23% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		174,346,687

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (0.2%)
U.S. Treasury Bills 2.78%, 7/3/25 (p)	$1,396,700	1,396,377

Total Short-Term Investments (20.1%) (Cost $175,763,455)		175,743,064

Total Investments in Securities (101.5%) (Cost $725,358,389)		888,087,443
Other Assets Less Liabilities (-1.5%)		(12,980,336)

Net Assets (100%)		$875,107,107

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the market value or fair value, as applicable, of these securities amounted to $2,239,298 or 0.3% of net assets.

(p)	Yield to maturity.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $33,453,753. This was collateralized by $8,373,277 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/15/25 – 2/15/55 and by cash of $25,901,742 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	335	9/2025	EUR	21,021,048	(58,030)
FTSE 100 Index	2	9/2025	GBP	241,298	(3,162)
MSCI EAFE E-Mini Index	7	9/2025	USD	938,595	12,368
Russell 2000 E-Mini Index	371	9/2025	USD	40,656,035	902,598
S&P 500 E-Mini Index	230	9/2025	USD	71,918,125	2,547,777
S&P 500 Micro E-Mini Index	30	9/2025	USD	938,062	29,823
SPI 200 Index	27	9/2025	AUD	3,792,573	(1,762)
TOPIX Index	44	9/2025	JPY	8,724,836	204,026

					3,633,638

Short Contracts
U.S. Treasury 2 Year Note	(5)	9/2025	USD	(1,040,117)	(4,147)
U.S. Treasury 5 Year Note	(2)	9/2025	USD	(218,000)	(3,112)
U.S. Treasury 10 Year Note	(8)	9/2025	USD	(897,000)	(12,691)

					(19,950)

					3,613,688

Forward Foreign Currency Contracts outstanding as of June 30, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CHF	2,916,831	USD	3,592,373	Goldman Sachs International	7/9/2025	86,977
EUR	864,930	USD	989,527	Deutsche Bank AG	7/9/2025	29,786
EUR	5,700,958	USD	6,532,095	Goldman Sachs International	7/9/2025	186,438
EUR	22,796,616	USD	26,000,475	Morgan Stanley	7/9/2025	865,155
EUR	10,793,097	USD	12,488,639	UBS AG	7/9/2025	230,940
GBP	11,730,000	USD	15,679,256	Citibank NA	7/16/2025	422,993
GBP	225,218	USD	300,990	JPMorgan Chase Bank	7/16/2025	8,176
GBP	6,111,566	USD	8,278,743	Morgan Stanley	7/16/2025	110,853
AUD	13,328,745	USD	8,715,426	Morgan Stanley	8/21/2025	66,119
AUD	11,575,009	USD	7,554,244	UBS AG	8/21/2025	71,865
NZD	5,118,652	USD	3,103,475	Goldman Sachs International	8/21/2025	21,998
JPY	756,091,879	USD	5,185,175	Morgan Stanley	8/27/2025	99,586
NOK	145,704,451	USD	14,381,565	UBS AG	9/4/2025	79,851

Total unrealized appreciation						2,280,737

USD	15,087,316	CHF	12,309,666	Bank of America	7/9/2025	(440,350)
USD	3,566,990	CHF	2,915,576	Deutsche Bank AG	7/9/2025	(110,778)
USD	17,191,497	EUR	15,425,215	JPMorgan Chase Bank	7/9/2025	(986,995)
USD	7,117,948	GBP	5,260,276	Barclays Bank plc	7/16/2025	(103,048)
USD	299,690	GBP	225,218	JPMorgan Chase Bank	7/16/2025	(9,476)
USD	15,534,994	GBP	11,447,486	Morgan Stanley	7/16/2025	(179,437)
USD	9,180,595	AUD	14,091,121	JPMorgan Chase Bank	8/21/2025	(103,237)
USD	3,621,232	NZD	5,974,718	JPMorgan Chase Bank	8/21/2025	(26,958)
USD	5,391,523	SEK	50,986,552	Morgan Stanley	9/4/2025	(20,912)

Total unrealized depreciation						(1,981,191)

Net unrealized appreciation						299,546

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$36,503,324	$8,011,021	$—	$44,514,345
Consumer Discretionary	36,733,262	17,387,072	—	54,120,334
Consumer Staples	19,681,131	13,980,984	—	33,662,115
Energy	10,623,045	5,704,202	—	16,327,247
Financials	49,885,110	42,350,697	—	92,235,807
Health Care	33,240,015	19,838,975	—	53,078,990
Industrials	30,791,588	33,602,566	—	64,394,154
Information Technology	117,760,507	14,593,955	—	132,354,462
Materials	6,652,363	9,979,152	—	16,631,515
Real Estate	7,189,662	3,406,056	—	10,595,718
Utilities	8,420,128	6,258,851	—	14,678,979
Exchange Traded Fund	39,680,791	—	—	39,680,791
Forward Currency Contracts	—	2,280,737	—	2,280,737
Futures	3,696,592	—	—	3,696,592
Short-Term Investments
Investment Companies	174,346,687	—	—	174,346,687
U.S. Treasury Obligations	—	1,396,377	—	1,396,377
U.S. Treasury Obligations	—	140,069,922	—	140,069,922

Total Assets	$575,204,205	$318,860,567	$—	$894,064,772

Liabilities:
Forward Currency Contracts	$—	$(1,981,191)	$—	$(1,981,191)
Futures	(82,904)	—	—	(82,904)

Total Liabilities	$(82,904)	$(1,981,191)	$—	$(2,064,095)

Total	$575,121,301	$316,879,376	$—	$892,000,677

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	$2,280,737
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	3,696,592	*

Total		$5,977,329

	Liability Derivatives
Interest rate contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(19,950	)*
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(1,981,191)
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	(62,954	)*

Total		$(2,064,095)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(519,573)	$—	$(519,573)
Foreign exchange contracts	—	(330,509)	(330,509)
Equity contracts	(6,335,870)	—	(6,335,870)

Total	$(6,855,443)	$(330,509)	$(7,185,952)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(162,416)	$—	$(162,416)
Foreign exchange contracts	—	887,543	887,543
Equity contracts	6,869,732	—	6,869,732

Total	$6,707,316	$887,543	$7,594,859

^ The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$129,132,000
Average notional value of contracts — short	13,896,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$112,945,000
Average settlement value sold — in USD	96,478,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Citibank NA	$422,993	$—	$—	$422,993
Deutsche Bank AG	29,786	(29,786)	—	—
Goldman Sachs International	295,413	—	—	295,413
JPMorgan Chase Bank	8,176	(8,176)	—	—
Morgan Stanley	1,141,713	(200,349)	—	941,364
UBS AG	382,656	—	—	382,656

Total	$2,280,737	$(238,311)	$—	$2,042,426

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$440,350	$—	$—	$440,350
Barclays Bank plc	103,048	—	—	103,048
Deutsche Bank AG	110,778	(29,786)	—	80,992
JPMorgan Chase Bank	1,126,666	(8,176)	—	1,118,490
Morgan Stanley	200,349	(200,349)	—	—

Total	$1,981,191	$(238,311)	$—	$1,742,880

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$14,905,022
Long-term U.S. government debt securities	15,707,678

$30,612,700

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,966,859
Long-term U.S. government debt securities	13,562,375

$18,529,234

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$196,749,455
Aggregate gross unrealized depreciation	(27,031,901)

Net unrealized appreciation	$169,717,554

Federal income tax cost of investments in securities and derivative instruments, if applicable	$722,283,123

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $725,358,389)	$888,087,443
Cash	299,999
Foreign cash (Cost $300,907)	305,890
Cash held as collateral at broker for futures	6,975,960
Due from broker for futures variation margin	4,102,925
Dividends, interest and other receivables	2,329,626
Unrealized appreciation on forward foreign currency contracts	2,280,737
Receivable for securities sold	1,546,241
Receivable for Portfolio shares sold	173,071
Securities lending income receivable	7,444
Other assets	9,461

Total assets	906,118,797

LIABILITIES
Payable for return of collateral on securities loaned	25,901,742
Payable for securities purchased	2,205,664
Unrealized depreciation on forward foreign currency contracts	1,981,191
Investment management fees payable	500,896
Distribution fees payable – Class IB	175,019
Payable for Portfolio shares repurchased	102,940
Administrative fees payable	84,124
Accrued expenses	60,114

Total liabilities	31,011,690

Commitments and contingent liabilities^
NET ASSETS	$875,107,107

Net assets were comprised of:
Paid in capital	$712,155,289
Total distributable earnings (loss)	162,951,818

Net assets	$875,107,107

Class IB
Net asset value, offering and redemption price per share, $875,107,107 / 62,247,152 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.06

(x)	Includes value of securities on loan of $33,453,753.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $374,335 foreign withholding tax)	$8,335,064
Interest	2,600,027
Securities lending (net)	35,525

Total income	10,970,616

EXPENSES
Investment management fees	2,955,539
Distribution fees – Class IB	989,202
Administrative fees	493,250
Custodian fees	46,994
Professional fees	42,414
Printing and mailing expenses	32,320
Trustees’ fees	12,810
Miscellaneous	11,018

Gross expenses	4,583,547
Less: Waiver from investment manager	(143,385)

Net expenses	4,440,162

NET INVESTMENT INCOME (LOSS)	6,530,454

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(613,679)
Futures contracts	(6,855,443)
Forward foreign currency contracts	(330,509)
Foreign currency transactions	(850,742)

Net realized gain (loss)	(8,650,373)

Change in unrealized appreciation (depreciation) on:
Investments in securities	48,999,327
Futures contracts	6,707,316
Forward foreign currency contracts	887,543
Foreign currency translations	203,421

Net change in unrealized appreciation (depreciation)	56,797,607

NET REALIZED AND UNREALIZED GAIN (LOSS)	48,147,234

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$54,677,688

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,530,454	$8,956,333
Net realized gain (loss)	(8,650,373)	16,667,483
Net change in unrealized appreciation (depreciation)	56,797,607	56,180,574

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	54,677,688	81,804,390

Distributions to shareholders:
Class IB	—	(23,781,629)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 6,932,897 and 12,844,552 shares, respectively ]	92,294,591	167,115,882
Capital shares issued in reinvestment of dividends [ 0 and 1,758,815 shares, respectively ]	—	23,781,629
Capital shares repurchased [ (1,785,567) and (3,082,907) shares, respectively ]	(23,697,608)	(40,308,764)

Total Class IB transactions	68,596,983	150,588,747

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	68,596,983	150,588,747

TOTAL INCREASE (DECREASE) IN NET ASSETS	123,274,671	208,611,508
NET ASSETS:
Beginning of period	751,832,436	543,220,928

End of period	$875,107,107	$751,832,436

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023		2022		2021		2020
Net asset value, beginning of period	$13.17		$11.92		$10.30		$12.40		$11.06		$10.92

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.18		0.16		0.08		0.01	(x)	—	(x)#
Net realized and unrealized gain (loss)	0.78		1.51		1.57		(2.11)		1.91		0.28

Total from investment operations	0.89		1.69		1.73		(2.03)		1.92		0.28

Less distributions:
Dividends from net investment income	—		(0.22)		(0.11)		(0.02)		(0.02)		(0.06)
Distributions from net realized gains	—		(0.22)		—		(0.05)		(0.56)		(0.08)

Total dividends and distributions	—		(0.44)		(0.11)		(0.07)		(0.58)		(0.14)

Net asset value, end of period	$14.06		$13.17		$11.92		$10.30		$12.40		$11.06

Total return (b)	6.76%		14.06%		16.81%		(16.42)%		17.37%		2.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$875,107		$751,832		$543,221		$384,186		$418,591		$283,047
Ratio of expenses to average net assets:
After waivers (a)(f)	1.12	%(j)	1.12	%(j)	1.12	%(j)	1.16	%(k)	1.10	%(o)	1.11	%(o)
Before Waivers (a)(f)	1.16%		1.17%		1.17%		1.19%		1.15%		1.18%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.65%		1.36%		1.45%		0.77%		0.06	%(x)	0.03	%(x)
Before Waivers (a)(f)	1.61%		1.31%		1.39%		0.74%		0.01	%(x)	(0.04	)%(x)
Portfolio turnover rate^	3	%(z)	8%		6%		31%		7%		22%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.4%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	57,974	$1,677,767
BT Group plc	64,560	171,698
Cellnex Telecom SA(m)	5,345	207,458
Deutsche Telekom AG (Registered)	37,734	1,376,578
Elisa OYJ	1,537	85,239
HKT Trust & HKT Ltd.	41,391	61,797
Infrastrutture Wireless Italiane SpA(m)	3,020	36,926
Koninklijke KPN NV	42,033	204,785
Nippon Telegraph & Telephone Corp.	322,966	345,382
Orange SA	20,127	306,197
Singapore Telecommunications Ltd.	80,303	241,256
Swisscom AG (Registered)	280	198,500
Telecom Italia SpA*	115,939	57,168
Telefonica SA	39,836	209,191
Telenor ASA	6,654	103,447
Telia Co. AB	25,494	91,538
Telstra Group Ltd.	43,505	138,583
Verizon Communications, Inc.	34,000	1,471,180

		6,984,690

Entertainment (1.2%)
Bollore SE	7,646	48,005
Capcom Co. Ltd.	3,792	129,898
CTS Eventim AG & Co. KGaA	674	83,681
Electronic Arts, Inc.	1,915	305,826
Konami Group Corp.	1,070	169,522
Live Nation Entertainment, Inc.(x)*	1,266	191,521
Netflix, Inc.*	3,455	4,626,694
Nexon Co. Ltd.(x)	3,591	72,566
Nintendo Co. Ltd.	11,964	1,153,157
Sea Ltd. (ADR)*	4,136	661,512
Spotify Technology SA*	1,660	1,273,784
Take-Two Interactive Software, Inc.*	1,326	322,019
TKO Group Holdings, Inc., Class A	538	97,889
Toho Co. Ltd.(x)	1,192	70,441
Universal Music Group NV	11,893	384,977
Walt Disney Co. (The)	14,601	1,810,670
Warner Bros Discovery, Inc.*	18,030	206,624

		11,608,786

Interactive Media & Services (3.0%)
Alphabet, Inc., Class A	47,110	8,302,195
Alphabet, Inc., Class C	38,181	6,772,928
Auto Trader Group plc(m)	9,501	107,514
CAR Group Ltd.	4,081	100,507
LY Corp.	30,887	113,763
Match Group, Inc.	2,028	62,645
Meta Platforms, Inc., Class A	17,687	13,054,598
REA Group Ltd.	571	90,377
Scout24 SE(m)	810	111,730

		28,716,257

Media (0.2%)
Charter Communications, Inc., Class A*	780	318,872
Comcast Corp., Class A	30,461	1,087,153
Dentsu Group, Inc.(x)	2,124	47,139
Fox Corp., Class A	1,759	98,574
Fox Corp., Class B	1,065	54,986
Informa plc	14,503	160,415
Interpublic Group of Cos., Inc. (The)	3,009	73,660
News Corp., Class A	3,053	90,735
News Corp., Class B	902	30,948
Omnicom Group, Inc.	1,587	114,169
Paramount Global, Class B	4,805	61,985
Publicis Groupe SA	2,474	278,835
WPP plc	11,657	82,021

		2,499,492

Wireless Telecommunication Services (0.3%)
KDDI Corp.	33,203	571,810
SoftBank Corp.	309,486	479,257
SoftBank Group Corp.	10,283	750,847
Tele2 AB, Class B	5,915	86,434
T-Mobile US, Inc.	3,873	922,781
Vodafone Group plc	215,591	230,175

		3,041,304

Total Communication Services		52,850,529

Consumer Discretionary (6.6%)
Automobile Components (0.1%)
Aisin Corp.	5,704	73,159
Aptiv plc*	1,853	126,412
Bridgestone Corp.(x)	6,185	253,404
Cie Generale des Etablissements Michelin SCA	7,247	269,245
Continental AG	1,189	103,783
Denso Corp.	20,465	277,192
Sumitomo Electric Industries Ltd.	7,715	165,813

		1,269,008

Automobiles (1.3%)
Bayerische Motoren Werke AG	3,133	278,486
Bayerische Motoren Werke AG (Preference)(q)	605	50,100
Dr Ing hc F Porsche AG (Preference)(m)(q)	1,230	60,766
Ferrari NV	1,363	668,068
Ford Motor Co.	31,438	341,102
General Motors Co.	8,036	395,452
Honda Motor Co. Ltd.	45,631	441,876
Isuzu Motors Ltd.	5,801	73,739
Mercedes-Benz Group AG	7,806	456,903
Nissan Motor Co. Ltd.*	24,049	58,484
Porsche Automobil Holding SE (Preference)(q)	1,655	65,679
Renault SA	2,077	95,735
Stellantis NV	21,794	218,445
Subaru Corp.	6,350	110,923
Suzuki Motor Corp.	16,950	205,158
Tesla, Inc.*	22,601	7,179,434
Toyota Motor Corp.	102,402	1,772,773
Volkswagen AG (Preference)(q)	2,229	235,311
Yamaha Motor Co. Ltd.(x)	9,944	74,543

		12,782,977

Broadline Retail (2.0%)
Amazon.com, Inc.*	76,177	16,712,472

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
eBay, Inc.	3,869	$288,086
Next plc	1,262	215,496
Pan Pacific International Holdings Corp.	4,161	143,290
Prosus NV	14,145	790,950
Rakuten Group, Inc.*	16,266	89,957
Wesfarmers Ltd.	12,267	684,231

		18,924,482

Distributors (0.0%)†
D’ieteren Group	232	49,847
Genuine Parts Co.	1,123	136,231
LKQ Corp.	2,100	77,721
Pool Corp.	307	89,484

		353,283

Diversified Consumer Services (0.0%)†
Pearson plc	6,453	94,910

Hotels, Restaurants & Leisure (1.2%)
Accor SA	2,060	107,570
Airbnb, Inc., Class A*	3,496	462,661
Amadeus IT Group SA	4,870	410,053
Aristocrat Leisure Ltd.	6,085	260,996
Booking Holdings, Inc.	267	1,545,727
Caesars Entertainment, Inc.*	1,716	48,717
Carnival Corp.*	8,462	237,951
Chipotle Mexican Grill, Inc.*	10,946	614,618
Compass Group plc	18,349	621,357
Darden Restaurants, Inc.	946	206,200
Delivery Hero SE(m)*	2,063	55,820
Domino’s Pizza, Inc.	279	125,717
DoorDash, Inc., Class A*	2,740	675,437
Entain plc	6,565	81,193
Evolution AB(m)	1,602	127,267
Expedia Group, Inc.	996	168,005
FDJ United(m)	1,201	47,110
Galaxy Entertainment Group Ltd.	23,312	103,494
Genting Singapore Ltd.	65,446	36,802
Hilton Worldwide Holdings, Inc.	1,943	517,499
InterContinental Hotels Group plc	1,603	182,718
Las Vegas Sands Corp.	2,775	120,740
Lottery Corp. Ltd. (The)	24,050	84,366
Marriott International, Inc., Class A	1,848	504,892
McDonald’s Corp.	5,788	1,691,080
MGM Resorts International*	1,807	62,143
Norwegian Cruise Line Holdings Ltd.*	3,551	72,014
Oriental Land Co. Ltd.	11,713	270,366
Royal Caribbean Cruises Ltd.	2,000	626,280
Sands China Ltd.	26,276	54,695
Sodexo SA	956	58,784
Starbucks Corp.	9,174	840,614
Whitbread plc	1,907	73,896
Wynn Resorts Ltd.	723	67,723
Yum! Brands, Inc.	2,254	333,998
Zensho Holdings Co. Ltd.	1,027	62,317

		11,560,820

Household Durables (0.4%)
Barratt Redrow plc	14,839	92,861
DR Horton, Inc.	2,291	295,356
Garmin Ltd.	1,241	259,022
Lennar Corp., Class A	1,886	208,610
Mohawk Industries, Inc.*	423	44,347
NVR, Inc.*	24	177,256
Panasonic Holdings Corp.	25,250	272,743
PulteGroup, Inc.	1,635	172,427
Sekisui House Ltd.	6,459	142,766
Sony Group Corp.	66,442	1,720,973

		3,386,361

Leisure Products (0.0%)†
Bandai Namco Holdings, Inc.	6,430	230,892
Hasbro, Inc.	1,059	78,175
Shimano, Inc.(x)	807	117,151

		426,218

Specialty Retail (1.0%)
AutoZone, Inc.*	136	504,863
Avolta AG	950	51,508
Best Buy Co., Inc.	1,571	105,461
CarMax, Inc.*	1,242	83,475
Fast Retailing Co. Ltd.	2,034	699,446
H & M Hennes & Mauritz AB, Class B	6,121	85,983
Home Depot, Inc. (The)	8,023	2,941,553
Industria de Diseno Textil SA	11,792	613,677
JD Sports Fashion plc	27,989	34,093
Kingfisher plc	19,267	76,907
Lowe’s Cos., Inc.	4,560	1,011,727
Nitori Holdings Co. Ltd.	853	82,454
O’Reilly Automotive, Inc.*	6,960	627,305
Ross Stores, Inc.	2,665	340,001
Sanrio Co. Ltd.	1,900	91,936
TJX Cos., Inc. (The)	9,079	1,121,166
Tractor Supply Co.	4,314	227,650
Ulta Beauty, Inc.*	375	175,432
Williams-Sonoma, Inc.	994	162,390
Zalando SE(m)*	2,426	79,873
ZOZO, Inc.(x)	4,423	47,822

		9,164,722

Textiles, Apparel & Luxury Goods (0.6%)
adidas AG	1,849	431,141
Asics Corp.	7,180	183,482
Cie Financiere Richemont SA (Registered)	5,812	1,094,717
Deckers Outdoor Corp.*	1,226	126,364
Hermes International SCA	342	926,173
Kering SA	804	174,792
Lululemon Athletica, Inc.*	905	215,010
LVMH Moet Hennessy Louis Vuitton SE	2,974	1,557,533
Moncler SpA	2,524	143,870
NIKE, Inc., Class B	9,540	677,722
Pandora A/S	886	155,553
Ralph Lauren Corp.	322	88,318
Swatch Group AG (The)(x)	313	50,927
Tapestry, Inc.	1,672	146,818

		5,972,420

Total Consumer Discretionary		63,935,201

Consumer Staples (4.1%)
Beverages (0.8%)
Anheuser-Busch InBev SA/NV	10,686	733,100

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Asahi Group Holdings Ltd.(x)	15,599	$208,792
Brown-Forman Corp., Class B	1,471	39,585
Carlsberg A/S, Class B	1,032	146,219
Coca-Cola Co. (The)	31,271	2,212,423
Coca-Cola Europacific Partners plc	2,490	230,873
Coca-Cola HBC AG	2,409	125,787
Constellation Brands, Inc., Class A	1,255	204,164
Davide Campari-Milano NV(x)	6,651	44,735
Diageo plc	24,055	603,589
Heineken Holding NV	1,401	104,382
Heineken NV	3,113	271,428
Keurig Dr Pepper, Inc.	9,643	318,798
Kirin Holdings Co. Ltd.(x)	8,379	117,506
Molson Coors Beverage Co., Class B	1,391	66,893
Monster Beverage Corp.*	5,655	354,229
PepsiCo, Inc.	11,077	1,462,607
Pernod Ricard SA	2,181	217,347
Suntory Beverage & Food Ltd.(x)	1,481	47,411

		7,509,868

Consumer Staples Distribution & Retail (1.1%)
Aeon Co. Ltd.(x)	7,069	216,971
Carrefour SA	5,861	82,640
Coles Group Ltd.	14,497	198,839
Costco Wholesale Corp.	3,585	3,548,935
Dollar General Corp.	1,776	203,139
Dollar Tree, Inc.*	1,633	161,732
J Sainsbury plc	18,994	75,557
Jeronimo Martins SGPS SA	3,060	77,425
Kesko OYJ, Class B	2,951	72,790
Kobe Bussan Co. Ltd.	1,603	49,847
Koninklijke Ahold Delhaize NV	9,869	412,694
Kroger Co. (The)	5,377	385,692
Marks & Spencer Group plc	22,361	108,779
MatsukiyoCocokara & Co.	3,544	73,031
Seven & i Holdings Co. Ltd.	23,894	385,443
Sysco Corp.	3,951	299,249
Target Corp.	3,701	365,104
Tesco plc	72,730	400,629
Walgreens Boots Alliance, Inc.	5,793	66,504
Walmart, Inc.	35,132	3,435,207
Woolworths Group Ltd.	13,204	270,353

		10,890,560

Food Products (0.8%)
Ajinomoto Co., Inc.	9,751	264,690
Archer-Daniels-Midland Co.	3,865	203,995
Associated British Foods plc	3,557	100,482
Barry Callebaut AG (Registered)(x)	39	42,468
Bunge Global SA	1,078	86,542
Campbell’s Co. (The)	1,589	48,703
Chocoladefabriken Lindt & Spruengli AG	10	168,253
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	166,614
Conagra Brands, Inc.	3,855	78,912
Danone SA	6,979	570,202
General Mills, Inc.	4,452	230,658
Hershey Co. (The)	1,193	197,978
Hormel Foods Corp.	2,350	71,087
J M Smucker Co. (The)	859	84,354
JDE Peet’s NV	1,846	52,710
Kellanova	2,171	172,660
Kerry Group plc, Class A	1,784	197,012
Kikkoman Corp.	7,332	68,124
Kraft Heinz Co. (The)	7,045	181,902
Lamb Weston Holdings, Inc.	1,152	59,731
Lotus Bakeries NV	4	38,495
McCormick & Co., Inc. (Non-Voting)	2,039	154,597
Meiji Holdings Co. Ltd.	2,556	56,567
Mondelez International, Inc., Class A	10,447	704,546
Mowi ASA	5,029	97,093
Nestle SA (Registered)	28,324	2,814,016
Nissin Foods Holdings Co. Ltd.	2,096	43,600
Orkla ASA	7,575	82,368
Salmar ASA	723	31,332
Tyson Foods, Inc., Class A	2,311	129,277
WH Group Ltd.(m)	89,880	86,446
Wilmar International Ltd.	20,473	46,211
Yakult Honsha Co. Ltd.	2,734	51,498

		7,383,123

Household Products (0.5%)
Church & Dwight Co., Inc.	1,987	190,970
Clorox Co. (The)	995	119,470
Colgate-Palmolive Co.	6,554	595,759
Essity AB, Class B	6,511	180,309
Henkel AG & Co. KGaA	1,123	81,354
Henkel AG & Co. KGaA (Preference)(q)	1,829	143,617
Kimberly-Clark Corp.	2,679	345,377
Procter & Gamble Co. (The)	18,938	3,017,202
Reckitt Benckiser Group plc	7,371	501,337
Unicharm Corp.	12,109	87,493

		5,262,888

Personal Care Products (0.4%)
Beiersdorf AG	1,072	134,610
Estee Lauder Cos., Inc. (The), Class A	1,891	152,793
Kao Corp.(x)	5,065	227,108
Kenvue, Inc.	15,485	324,101
L’Oreal SA	2,599	1,111,628
Shiseido Co. Ltd.(x)	4,363	77,971
Unilever plc	27,042	1,642,525

		3,670,736

Tobacco (0.5%)
Altria Group, Inc.	13,688	802,527
British American Tobacco plc	21,416	1,018,007
Imperial Brands plc	8,455	333,898
Japan Tobacco, Inc.(x)	12,989	383,162
Philip Morris International, Inc.	12,558	2,287,188

		4,824,782

Total Consumer Staples		39,541,957

Energy (2.0%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	7,997	306,605
Halliburton Co.	7,011	142,884
Schlumberger NV	11,314	382,413
Tenaris SA	4,397	82,742

		914,644

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Oil, Gas & Consumable Fuels (1.9%)
Aker BP ASA	3,415	$87,345
APA Corp.(x)	2,988	54,650
BP plc	173,133	869,090
Chevron Corp.	13,498	1,932,779
ConocoPhillips	10,304	924,681
Coterra Energy, Inc.	5,948	150,960
Devon Energy Corp.	5,305	168,752
Diamondback Energy, Inc.	1,509	207,337
ENEOS Holdings, Inc.	29,490	146,441
Eni SpA	23,810	385,927
EOG Resources, Inc.	4,543	543,388
EQT Corp.	4,819	281,044
Equinor ASA	9,056	229,199
Expand Energy Corp.	1,698	198,564
Exxon Mobil Corp.	35,157	3,789,925
Galp Energia SGPS SA	4,508	82,680
Hess Corp.	2,232	309,221
Idemitsu Kosan Co. Ltd.	8,847	53,756
Inpex Corp.(x)	9,493	133,491
Kinder Morgan, Inc.	15,613	459,022
Marathon Petroleum Corp.	2,552	423,913
Neste OYJ	4,571	62,028
Occidental Petroleum Corp.	5,457	229,249
OMV AG	1,591	86,547
ONEOK, Inc.	5,011	409,048
Phillips 66	3,335	397,865
Repsol SA(x)	12,508	183,215
Santos Ltd.	35,097	176,939
Shell plc	64,713	2,268,231
Targa Resources Corp.	1,761	306,555
Texas Pacific Land Corp.	152	160,571
TotalEnergies SE	22,086	1,355,444
Valero Energy Corp.	2,557	343,712
Williams Cos., Inc. (The)	9,845	618,364
Woodside Energy Group Ltd.	20,523	319,175

		18,349,108

Total Energy		19,263,752

Financials (11.1%)
Banks (4.4%)
ABN AMRO Bank NV (CVA)(m)	4,951	135,536
AIB Group plc	22,646	186,331
ANZ Group Holdings Ltd.	32,120	616,436
Banco Bilbao Vizcaya Argentaria SA	62,307	958,166
Banco BPM SpA(x)	12,280	143,379
Banco de Sabadell SA	58,233	185,414
Banco Santander SA	163,804	1,355,880
Bank Hapoalim BM	13,563	260,203
Bank Leumi Le-Israel BM	16,210	301,360
Bank of America Corp.	53,479	2,530,626
Bank of Ireland Group plc	10,646	151,551
Bankinter SA(x)	7,285	95,081
Banque Cantonale Vaudoise (Registered)	325	37,458
Barclays plc	154,611	715,841
BNP Paribas SA	11,003	989,182
BOC Hong Kong Holdings Ltd.	39,938	173,490
BPER Banca SpA	10,753	97,735
CaixaBank SA	42,656	369,514
Chiba Bank Ltd. (The)(x)	6,084	56,381
Citigroup, Inc.	15,160	1,290,419
Citizens Financial Group, Inc.	3,530	157,967
Commerzbank AG	9,604	302,963
Commonwealth Bank of Australia	18,091	2,199,743
Concordia Financial Group Ltd.	11,099	72,233
Credit Agricole SA	11,447	216,620
Danske Bank A/S	7,455	304,026
DBS Group Holdings Ltd.	23,234	820,636
DNB Bank ASA	9,680	267,560
Erste Group Bank AG	3,328	283,432
Fifth Third Bancorp	5,410	222,513
FinecoBank Banca Fineco SpA	6,609	146,632
Hang Seng Bank Ltd.	8,124	121,706
HSBC Holdings plc	191,061	2,312,608
Huntington Bancshares, Inc.	11,741	196,779
ING Groep NV	34,026	746,547
Intesa Sanpaolo SpA	163,601	942,660
Israel Discount Bank Ltd., Class A	13,286	132,375
Japan Post Bank Co. Ltd.	19,477	210,317
JPMorgan Chase & Co.	22,583	6,547,037
KBC Group NV	2,482	256,289
KeyCorp	8,045	140,144
Lloyds Banking Group plc	650,174	684,518
M&T Bank Corp.	1,340	259,947
Mediobanca Banca di Credito Finanziario SpA(x)	5,403	125,603
Mitsubishi UFJ Financial Group, Inc.	123,982	1,707,276
Mizrahi Tefahot Bank Ltd.	1,680	109,480
Mizuho Financial Group, Inc.	25,809	715,637
National Australia Bank Ltd.	33,107	857,630
NatWest Group plc	87,322	612,977
Nordea Bank Abp	33,961	504,455
Oversea-Chinese Banking Corp. Ltd.	37,088	475,741
PNC Financial Services Group, Inc. (The)	3,198	596,171
Regions Financial Corp.	7,341	172,660
Resona Holdings, Inc.	22,485	207,979
Skandinaviska Enskilda Banken AB, Class A	17,152	299,316
Societe Generale SA	7,786	445,277
Standard Chartered plc	21,821	361,528
Sumitomo Mitsui Financial Group, Inc.	39,934	1,007,744
Sumitomo Mitsui Trust Group, Inc.	6,919	184,452
Svenska Handelsbanken AB, Class A	15,765	210,708
Swedbank AB, Class A	9,177	242,983
Truist Financial Corp.	10,628	456,898
UniCredit SpA	15,019	1,006,831
United Overseas Bank Ltd.	13,475	381,518
US Bancorp	12,599	570,105
Wells Fargo & Co.	26,563	2,128,228
Westpac Banking Corp.	37,008	824,722

		42,401,154

Capital Markets (2.2%)
3i Group plc	10,522	595,053
Ameriprise Financial, Inc.	777	414,708
Amundi SA(m)	666	53,896
ASX Ltd.	2,100	96,416
Bank of New York Mellon Corp. (The)	5,796	528,074
Blackrock, Inc.	1,176	1,233,918
Blackstone, Inc.	5,911	884,167

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Cboe Global Markets, Inc.	845	$197,062
Charles Schwab Corp. (The)	13,763	1,255,736
CME Group, Inc.	2,910	802,054
Coinbase Global, Inc., Class A*	1,695	594,080
CVC Capital Partners plc(m)	2,297	47,026
Daiwa Securities Group, Inc.	14,416	102,560
Deutsche Bank AG (Registered)	20,007	593,188
Deutsche Boerse AG	2,035	663,765
EQT AB(x)	4,024	134,362
Euronext NV(m)	845	144,428
FactSet Research Systems, Inc.	307	137,315
Franklin Resources, Inc.(x)	2,504	59,720
Futu Holdings Ltd. (ADR)	697	86,142
Goldman Sachs Group, Inc. (The)	2,520	1,783,530
Hong Kong Exchanges & Clearing Ltd.	13,036	695,479
Intercontinental Exchange, Inc.	4,640	851,301
Invesco Ltd.	3,618	57,056
Japan Exchange Group, Inc.	10,676	108,276
Julius Baer Group Ltd.	2,226	150,485
KKR & Co., Inc.	5,452	725,280
London Stock Exchange Group plc	5,152	752,096
Macquarie Group Ltd.	3,914	589,208
MarketAxess Holdings, Inc.	305	68,119
Moody’s Corp.	1,250	626,987
Morgan Stanley	9,994	1,407,755
MSCI, Inc.	627	361,616
Nasdaq, Inc.	3,342	298,842
Nomura Holdings, Inc.	32,530	215,052
Northern Trust Corp.	1,583	200,709
Partners Group Holding AG	245	319,585
Raymond James Financial, Inc.	1,489	228,368
S&P Global, Inc.	2,544	1,341,426
SBI Holdings, Inc.	2,903	101,400
Schroders plc	7,831	38,848
Singapore Exchange Ltd.	9,136	106,916
State Street Corp.	2,330	247,772
T. Rowe Price Group, Inc.	1,798	173,507
UBS Group AG (Registered)	35,555	1,203,166

		21,276,449

Consumer Finance (0.3%)
American Express Co.	4,482	1,429,668
Capital One Financial Corp.	5,144	1,094,437
Synchrony Financial	3,140	209,564

		2,733,669

Financial Services (2.1%)
Adyen NV(m)*	272	499,315
Apollo Global Management, Inc.	3,610	512,151
Banca Mediolanum SpA	2,416	41,607
Berkshire Hathaway, Inc., Class B*	14,804	7,191,339
Corpay, Inc.*	563	186,815
Edenred SE	2,610	80,827
Eurazeo SE	434	30,955
EXOR NV	955	96,295
Fidelity National Information Services, Inc.	4,278	348,272
Fiserv, Inc.*	4,595	792,224
Global Payments, Inc.	2,000	160,080
Groupe Bruxelles Lambert NV	897	76,394
Industrivarden AB, Class A	1,288	46,723
Industrivarden AB, Class C(x)	1,673	60,424
Infratil Ltd.	9,937	64,205
Investor AB, Class B	18,710	553,237
Jack Henry & Associates, Inc.	589	106,120
L E Lundbergforetagen AB, Class B	821	40,925
M&G plc	24,681	87,067
Mastercard, Inc., Class A	6,577	3,695,879
Mitsubishi HC Capital, Inc.	9,480	69,814
Nexi SpA(m)	5,316	31,773
ORIX Corp.	12,601	285,263
PayPal Holdings, Inc.*	7,990	593,817
Sofina SA	167	55,081
Visa, Inc., Class A	13,919	4,941,941
Washington H Soul Pattinson & Co. Ltd.(x)	2,583	71,417
Wise plc, Class A*	7,200	102,784

		20,822,744

Insurance (2.1%)
Admiral Group plc	2,814	126,308
Aegon Ltd.	14,288	103,474
Aflac, Inc.	3,998	421,629
Ageas SA/NV	1,612	108,899
AIA Group Ltd.	115,624	1,036,940
Allianz SE (Registered)	4,175	1,692,264
Allstate Corp. (The)	2,140	430,803
American International Group, Inc.	4,792	410,147
Aon plc, Class A	1,747	623,260
Arch Capital Group Ltd.	3,028	275,699
Arthur J Gallagher & Co.	2,054	657,526
ASR Nederland NV	1,599	106,194
Assurant, Inc.	414	81,761
Aviva plc	28,946	246,025
AXA SA	19,152	940,079
Baloise Holding AG (Registered)	445	104,990
Brown & Brown, Inc.	1,917	212,538
Chubb Ltd.	3,010	872,057
Cincinnati Financial Corp.	1,256	187,043
Dai-ichi Life Holdings, Inc.	37,985	289,098
Erie Indemnity Co., Class A	201	69,705
Everest Group Ltd.	347	117,928
Generali	9,330	332,016
Gjensidige Forsikring ASA	2,161	54,757
Globe Life, Inc.	678	84,269
Hannover Rueck SE	652	205,216
Hartford Insurance Group, Inc. (The)	2,323	294,719
Helvetia Holding AG (Registered)	401	94,053
Insurance Australia Group Ltd.	25,560	151,905
Japan Post Holdings Co. Ltd.	19,302	179,006
Japan Post Insurance Co. Ltd.	2,041	46,219
Legal & General Group plc	63,470	221,813
Loews Corp.	1,427	130,799
Marsh & McLennan Cos., Inc.	3,967	867,345
Medibank Pvt Ltd.	29,759	98,909
MetLife, Inc.	4,676	376,044
MS&AD Insurance Group Holdings, Inc.	13,911	312,021
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,446	937,846
NN Group NV	2,907	193,199

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Phoenix Group Holdings plc	7,588	$68,587
Poste Italiane SpA(m)	4,940	106,140
Principal Financial Group, Inc.	1,699	134,952
Progressive Corp. (The)	4,731	1,262,515
Prudential Financial, Inc.	2,859	307,171
Prudential plc	28,203	353,293
QBE Insurance Group Ltd.	16,322	251,263
Sampo OYJ, Class A	26,170	281,450
Sompo Holdings, Inc.	9,600	289,657
Suncorp Group Ltd.	11,703	166,447
Swiss Life Holding AG (Registered)	311	314,586
Swiss Re AG	3,260	563,500
T&D Holdings, Inc.	5,317	117,044
Talanx AG	698	90,361
Tokio Marine Holdings, Inc.	19,872	843,289
Travelers Cos., Inc. (The)	1,831	489,866
Tryg A/S	3,663	94,615
Unipol Assicurazioni SpA	3,876	76,818
W.R. Berkley Corp.	2,425	178,165
Willis Towers Watson plc	806	247,039
Zurich Insurance Group AG	1,582	1,105,775

		21,037,036

Total Financials		108,271,052

Health Care (6.4%)
Biotechnology (0.8%)
AbbVie, Inc.	14,258	2,646,570
Amgen, Inc.	4,339	1,211,492
Argenx SE*	660	365,245
Biogen, Inc.*	1,182	148,447
CSL Ltd.	5,234	824,950
Genmab A/S*	693	143,879
Gilead Sciences, Inc.	10,065	1,115,907
Grifols SA*	3,223	39,294
Incyte Corp.*	1,297	88,326
Moderna, Inc.*	2,735	75,459
Regeneron Pharmaceuticals, Inc.	850	446,250
Swedish Orphan Biovitrum AB*	2,116	64,458
Vertex Pharmaceuticals, Inc.*	2,074	923,345

		8,093,622

Health Care Equipment & Supplies (1.4%)
Abbott Laboratories	14,008	1,905,228
Alcon AG	5,402	477,939
Align Technology, Inc.*	567	107,350
Baxter International, Inc.	4,124	124,875
Becton Dickinson & Co.	2,319	399,448
BioMerieux	448	61,955
Boston Scientific Corp.*	11,903	1,278,501
Cochlear Ltd.	707	139,789
Coloplast A/S, Class B	1,363	129,462
Cooper Cos., Inc. (The)*	1,612	114,710
Demant A/S*	924	38,543
Dexcom, Inc.*	3,155	275,400
DiaSorin SpA	242	25,901
Edwards Lifesciences Corp.*	4,763	372,514
EssilorLuxottica SA	3,215	882,018
Fisher & Paykel Healthcare Corp. Ltd.	6,335	139,207
GE HealthCare Technologies, Inc.	3,693	273,540
Hologic, Inc.*	1,812	118,070
Hoya Corp.	3,712	442,202
IDEXX Laboratories, Inc.*	661	354,521
Insulet Corp.*	567	178,140
Intuitive Surgical, Inc.*	2,881	1,565,564
Koninklijke Philips NV	8,994	216,233
Medtronic plc	10,356	902,733
Olympus Corp.	12,323	146,758
ResMed, Inc.	1,186	305,988
Siemens Healthineers AG(m)	3,658	202,779
Smith & Nephew plc	8,993	137,391
Solventum Corp.*	1,116	84,637
Sonova Holding AG (Registered)	548	163,271
STERIS plc	794	190,735
Straumann Holding AG (Registered)	1,206	157,390
Stryker Corp.	2,774	1,097,478
Sysmex Corp.	5,466	95,424
Terumo Corp.	14,401	265,009
Zimmer Biomet Holdings, Inc.	1,608	146,666

		13,517,369

Health Care Providers & Services (0.8%)
Cardinal Health, Inc.	1,951	327,768
Cencora, Inc.	1,394	417,991
Centene Corp.*	4,005	217,391
Cigna Group (The)	2,211	730,912
CVS Health Corp.	10,183	702,423
DaVita, Inc.*	355	50,570
Elevance Health, Inc.	1,873	728,522
Fresenius Medical Care AG	2,378	136,277
Fresenius SE & Co. KGaA	4,566	229,555
HCA Healthcare, Inc.	1,444	553,196
Henry Schein, Inc.*	1,007	73,561
Humana, Inc.	974	238,124
Labcorp Holdings, Inc.	674	176,932
McKesson Corp.	1,012	741,573
Molina Healthcare, Inc.*	448	133,459
NMC Health plc(r)*	907	—
Quest Diagnostics, Inc.	896	160,949
Sigma Healthcare Ltd.	49,897	98,191
Sonic Healthcare Ltd.	4,931	86,943
UnitedHealth Group, Inc.	7,433	2,318,873
Universal Health Services, Inc., Class B	474	85,865

		8,209,075

Health Care Technology (0.0%)†
M3, Inc.	4,804	66,236
Pro Medicus Ltd.	621	116,515

		182,751

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	2,304	271,895
Bio-Techne Corp.	1,277	65,702
Charles River Laboratories International, Inc.*	413	62,664
Danaher Corp.	5,169	1,021,084
Eurofins Scientific SE	1,279	91,059
IQVIA Holdings, Inc.*	1,351	212,904
Lonza Group AG (Registered)	781	556,134
Mettler-Toledo International, Inc.*	169	198,528
QIAGEN NV*	2,335	112,455
Revvity, Inc.	983	95,076
Sartorius AG (Preference)(q)	283	72,006

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Sartorius Stedim Biotech	316	$75,489
Thermo Fisher Scientific, Inc.	3,089	1,252,466
Waters Corp.*	480	167,539
West Pharmaceutical Services, Inc.	585	127,998

		4,382,999

Pharmaceuticals (2.9%)
Astellas Pharma, Inc.	19,586	192,657
AstraZeneca plc	16,764	2,328,724
Bayer AG (Registered)	10,619	319,408
Bristol-Myers Squibb Co.	16,390	758,693
Chugai Pharmaceutical Co. Ltd.	7,257	379,215
Daiichi Sankyo Co. Ltd.	18,575	434,047
Eisai Co. Ltd.	2,797	80,566
Eli Lilly & Co.	6,364	4,960,929
Galderma Group AG	1,157	167,692
GSK plc	44,493	848,919
Haleon plc	97,552	501,339
Hikma Pharmaceuticals plc	1,798	49,064
Ipsen SA	407	48,470
Johnson & Johnson	19,445	2,970,224
Kyowa Kirin Co. Ltd.(x)	2,520	43,145
Merck & Co., Inc.	20,431	1,617,318
Merck KGaA	1,397	181,016
Novartis AG (Registered)	20,553	2,491,124
Novo Nordisk A/S, Class B	34,819	2,416,646
Ono Pharmaceutical Co. Ltd.	4,086	44,235
Orion OYJ, Class B	1,171	88,073
Otsuka Holdings Co. Ltd.(x)	4,806	238,656
Pfizer, Inc.	45,769	1,109,441
Recordati Industria Chimica e Farmaceutica SpA	1,243	78,188
Roche Holding AG (BMV Mexico Stock Exchange)	7,595	2,473,436
Roche Holding AG (OTC US Exchange)	346	119,919
Sandoz Group AG	4,518	247,239
Sanofi SA	12,002	1,162,265
Shionogi & Co. Ltd.	8,159	146,970
Takeda Pharmaceutical Co. Ltd.	17,155	527,141
Teva Pharmaceutical Industries Ltd. (ADR)*	12,397	207,774
UCB SA	1,367	268,833
Viatris, Inc.	9,640	86,085
Zoetis, Inc.	3,617	564,071

		28,151,522

Total Health Care		62,537,338

Industrials (7.8%)
Aerospace & Defense (1.7%)
Airbus SE	6,424	1,341,353
Axon Enterprise, Inc.*	585	484,345
BAE Systems plc	32,562	843,194
Boeing Co. (The)*	6,058	1,269,333
Dassault Aviation SA	212	74,968
Elbit Systems Ltd.	290	128,973
GE Aerospace	8,668	2,231,057
General Dynamics Corp.	2,049	597,611
Howmet Aerospace, Inc.	3,271	608,831
Huntington Ingalls Industries, Inc.	316	76,301
Kongsberg Gruppen ASA	4,730	183,416
L3Harris Technologies, Inc.	1,521	381,528
Leonardo SpA	4,374	246,179
Lockheed Martin Corp.	1,692	783,633
Melrose Industries plc	13,780	100,402
MTU Aero Engines AG	582	258,596
Northrop Grumman Corp.	1,099	549,478
Rheinmetall AG	483	1,022,403
Rolls-Royce Holdings plc	91,649	1,217,260
RTX Corp.	10,759	1,571,029
Saab AB, Class B	3,461	193,007
Safran SA	3,893	1,265,211
Singapore Technologies Engineering Ltd.	16,639	101,941
Textron, Inc.	1,475	118,428
Thales SA	1,002	294,604
TransDigm Group, Inc.	453	688,850

		16,631,931

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	959	92,016
Deutsche Post AG	10,378	479,333
DSV A/S	2,209	530,822
Expeditors International of Washington, Inc.	1,131	129,217
FedEx Corp.	1,790	406,885
InPost SA*	2,431	40,377
SG Holdings Co. Ltd.(x)	3,412	38,064
United Parcel Service, Inc., Class B	5,907	596,252

		2,312,966

Building Products (0.4%)
A.O. Smith Corp.	954	62,554
AGC, Inc.(x)	2,085	61,201
Allegion plc	702	101,172
Assa Abloy AB, Class B	10,834	338,044
Builders FirstSource, Inc.*	929	108,405
Carrier Global Corp.	6,522	477,345
Cie de Saint-Gobain SA	4,855	569,836
Daikin Industries Ltd.	2,811	332,331
Geberit AG (Registered)	361	283,904
Johnson Controls International plc	5,308	560,631
Kingspan Group plc	1,672	142,200
Lennox International, Inc.	259	148,469
Masco Corp.	1,712	110,184
Nibe Industrier AB, Class B	16,375	69,821
ROCKWOOL A/S, Class B	1,020	47,733
Trane Technologies plc	1,811	792,150

		4,205,980

Commercial Services & Supplies (0.3%)
Brambles Ltd.	14,838	228,711
Cintas Corp.	2,770	617,350
Copart, Inc.*	7,082	347,514
Dai Nippon Printing Co. Ltd.	4,236	64,420
Rentokil Initial plc	27,282	131,857
Republic Services, Inc.	1,639	404,194
Rollins, Inc.	2,268	127,960
Secom Co. Ltd.	4,575	164,662
Securitas AB, Class B	5,314	79,478
TOPPAN Holdings, Inc.	2,547	69,421
Veralto Corp.	1,997	201,597
Waste Management, Inc.	2,950	675,019

		3,112,183

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA(x)	1,908	$132,492
Bouygues SA	2,047	92,593
Eiffage SA	741	104,089
Ferrovial SE	5,520	294,293
Kajima Corp.	4,525	118,243
Obayashi Corp.	7,020	106,539
Quanta Services, Inc.	1,192	450,671
Skanska AB, Class B	3,677	85,581
Taisei Corp.	1,656	96,597
Vinci SA	5,352	788,679

		2,269,777

Electrical Equipment (0.9%)
ABB Ltd. (Registered)	17,098	1,019,480
AMETEK, Inc.	1,868	338,033
Eaton Corp. plc	3,192	1,139,512
Emerson Electric Co.	4,554	607,185
Fuji Electric Co. Ltd.	1,432	66,168
Fujikura Ltd.	2,680	140,900
GE Vernova, Inc.	2,228	1,178,946
Generac Holdings, Inc.*	481	68,884
Hubbell, Inc., Class B	433	176,842
Legrand SA	2,893	386,786
Mitsubishi Electric Corp.	20,569	444,361
Nidec Corp.	8,996	175,229
Prysmian SpA	3,037	214,789
Rockwell Automation, Inc.	913	303,271
Schneider Electric SE	5,912	1,572,480
Siemens Energy AG*	7,345	848,419
Vestas Wind Systems A/S	10,913	163,719

		8,845,004

Ground Transportation (0.5%)
Central Japan Railway Co.	8,333	187,023
CSX Corp.	15,575	508,212
East Japan Railway Co.	9,772	210,905
Grab Holdings Ltd., Class A*	25,642	128,979
Hankyu Hanshin Holdings, Inc.	2,426	66,039
JB Hunt Transport Services, Inc.	642	92,191
MTR Corp. Ltd.	16,585	59,580
Norfolk Southern Corp.	1,829	468,169
Old Dominion Freight Line, Inc.	1,517	246,209
Tokyo Metro Co. Ltd.(x)	3,096	36,065
Tokyu Corp.	5,360	63,797
Uber Technologies, Inc.*	16,872	1,574,158
Union Pacific Corp.	4,880	1,122,790
West Japan Railway Co.	4,868	111,622

		4,875,739

Industrial Conglomerates (0.7%)
3M Co.	4,385	667,572
CK Hutchison Holdings Ltd.	29,073	178,883
DCC plc	1,069	69,377
Hikari Tsushin, Inc.	188	55,563
Hitachi Ltd.	49,514	1,445,827
Honeywell International, Inc.	5,252	1,223,086
Investment AB Latour, Class B	1,600	42,144
Jardine Matheson Holdings Ltd. (London Stock Exchange)	1,609	73,322
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	100	4,806
Keppel Ltd.	15,522	90,581
Lifco AB, Class B	2,519	101,922
Sekisui Chemical Co. Ltd.	4,126	74,839
Siemens AG (Registered)	8,216	2,106,425
Smiths Group plc	3,627	111,819
Swire Pacific Ltd., Class A	3,792	32,486

		6,278,652

Machinery (1.3%)
Alfa Laval AB	3,127	131,480
Alstom SA*	3,740	87,230
Atlas Copco AB, Class A	29,035	469,088
Atlas Copco AB, Class B	16,871	239,756
Caterpillar, Inc.	3,860	1,498,491
Cummins, Inc.	1,110	363,525
Daifuku Co. Ltd.(x)	3,440	88,911
Daimler Truck Holding AG	5,135	242,979
Deere & Co.	2,046	1,040,371
Dover Corp.	1,108	203,019
Epiroc AB, Class A	7,122	154,621
Epiroc AB, Class B	4,214	80,620
FANUC Corp.	10,178	278,472
Fortive Corp.	2,756	143,670
GEA Group AG	1,583	110,763
Hoshizaki Corp.(x)	1,158	40,014
IDEX Corp.	612	107,449
IHI Corp.	1,600	173,772
Illinois Tool Works, Inc.	2,157	533,318
Indutrade AB	2,952	80,564
Ingersoll Rand, Inc.	3,254	270,668
Knorr-Bremse AG	784	75,774
Komatsu Ltd.	9,728	320,000
Kone OYJ, Class B	3,674	241,837
Kubota Corp.(x)	10,525	118,548
Makita Corp.	2,536	78,420
Metso OYJ	6,718	86,890
Minebea Mitsumi, Inc.	3,968	58,319
Mitsubishi Heavy Industries Ltd.	34,657	868,802
Nordson Corp.	438	93,894
Otis Worldwide Corp.	3,202	317,062
PACCAR, Inc.	4,235	402,579
Parker-Hannifin Corp.	1,040	726,409
Pentair plc	1,334	136,948
Rational AG	55	46,128
Sandvik AB	11,525	264,221
Schindler Holding AG	440	163,589
Schindler Holding AG (Registered)	254	92,035
SKF AB, Class B	3,686	84,583
SMC Corp.	610	220,440
Snap-on, Inc.	423	131,629
Spirax Group plc	795	64,984
Stanley Black & Decker, Inc.	1,245	84,349
Techtronic Industries Co. Ltd.	15,646	172,007
Toyota Industries Corp.	1,736	196,499
Trelleborg AB, Class B	2,187	81,392
VAT Group AG(m)	292	123,174
Volvo AB, Class B	17,171	481,686
Wartsila OYJ Abp	5,435	128,299
Westinghouse Air Brake Technologies Corp.	1,380	288,903

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Xylem, Inc.	1,962	$253,804
Yangzijiang Shipbuilding Holdings Ltd.	27,530	48,067

		12,790,052

Marine Transportation (0.1%)
AP Moller - Maersk A/S, Class A	32	59,112
AP Moller - Maersk A/S, Class B	46	85,518
Kawasaki Kisen Kaisha Ltd.(x)	3,757	53,327
Kuehne + Nagel International AG (Registered)(x)	522	112,926
Mitsui OSK Lines Ltd.(x)	3,770	126,186
Nippon Yusen KK(x)	4,767	171,738
SITC International Holdings Co. Ltd.	14,319	45,876

		654,683

Passenger Airlines (0.1%)
ANA Holdings, Inc.	1,703	33,379
Delta Air Lines, Inc.	5,182	254,851
Deutsche Lufthansa AG (Registered)	6,474	54,755
International Consolidated Airlines Group SA(x)	13,429	63,053
Japan Airlines Co. Ltd.	1,537	31,395
Qantas Airways Ltd.	8,011	56,626
Ryanair Holdings plc	9,190	260,025
Singapore Airlines Ltd.	15,867	86,979
Southwest Airlines Co.	4,787	155,290
United Airlines Holdings, Inc.*	2,656	211,497

		1,207,850

Professional Services (0.7%)
Automatic Data Processing, Inc.	3,286	1,013,402
Broadridge Financial Solutions, Inc.	945	229,663
Bureau Veritas SA	3,433	117,031
Computershare Ltd.	5,686	149,278
Dayforce, Inc.*	1,284	71,121
Equifax, Inc.	1,001	259,629
Experian plc	9,925	511,156
Intertek Group plc	1,768	115,032
Jacobs Solutions, Inc.	990	130,136
Leidos Holdings, Inc.	1,059	167,068
Paychex, Inc.	2,588	376,451
Paycom Software, Inc.	380	87,932
Randstad NV(x)	1,173	54,164
Recruit Holdings Co. Ltd.	15,245	903,553
RELX plc	19,970	1,079,203
SGS SA (Registered)	1,741	176,634
Teleperformance SE	582	56,436
Verisk Analytics, Inc.	1,140	355,110
Wolters Kluwer NV	2,578	431,067

		6,284,066

Trading Companies & Distributors (0.5%)
AddTech AB, Class B	2,809	95,604
AerCap Holdings NV	1,990	232,830
Ashtead Group plc	4,669	299,232
Beijer Ref AB, Class B(x)	4,159	65,654
Brenntag SE	1,326	87,782
Bunzl plc	3,540	112,733
Fastenal Co.	9,262	389,004
IMCD NV	639	85,847
ITOCHU Corp.	12,868	675,189
Marubeni Corp.	15,244	308,363
Mitsubishi Corp.	36,938	740,786
Mitsui & Co. Ltd.	26,698	546,363
MonotaRO Co. Ltd.	2,671	52,769
Reece Ltd.(x)	2,443	23,073
Rexel SA	2,417	74,423
SGH Ltd.	2,199	78,254
Sumitomo Corp.	11,816	305,975
Toyota Tsusho Corp.	6,892	156,452
United Rentals, Inc.	527	397,042
W.W. Grainger, Inc.	358	372,406

		5,099,781

Transportation Infrastructure (0.1%)
Aena SME SA(m)	8,110	216,475
Aeroports de Paris SA	374	46,875
Auckland International Airport Ltd.	18,240	86,111
Getlink SE	3,158	60,970
Transurban Group	33,599	309,142

		719,573

Total Industrials		75,288,237

Information Technology (16.3%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	8,343	853,572
Cisco Systems, Inc.	32,167	2,231,747
F5, Inc.*	466	137,153
Juniper Networks, Inc.	2,674	106,773
Motorola Solutions, Inc.	1,350	567,621
Nokia OYJ	57,564	298,760
Telefonaktiebolaget LM Ericsson, Class B	30,025	256,870

		4,452,496

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	9,781	965,874
CDW Corp.	1,076	192,163
Corning, Inc.	6,226	327,425
Halma plc	4,103	180,223
Hexagon AB, Class B	22,440	225,707
Jabil, Inc.	885	193,019
Keyence Corp.	2,073	832,626
Keysight Technologies, Inc.*	1,396	228,749
Kyocera Corp.	13,883	167,121
Murata Manufacturing Co. Ltd.	18,082	270,467
Omron Corp.	1,868	50,512
Ralliant Corp.*	919	44,546
Shimadzu Corp.	2,524	62,607
TDK Corp.	21,016	247,440
TE Connectivity plc	2,410	406,495
Teledyne Technologies, Inc.*	376	192,629
Trimble, Inc.*	1,985	150,820
Yokogawa Electric Corp.	2,433	65,131
Zebra Technologies Corp., Class A*	415	127,969

		4,931,523

IT Services (0.7%)
Accenture plc, Class A	5,052	1,509,992
Akamai Technologies, Inc.*	1,213	96,749
Capgemini SE	1,759	300,546
Cognizant Technology Solutions Corp., Class A	3,995	311,730

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EPAM Systems, Inc.*	458	$80,984
Fujitsu Ltd.	19,062	465,282
Gartner, Inc.*	620	250,616
GoDaddy, Inc., Class A*	1,140	205,268
International Business Machines Corp.	7,468	2,201,417
NEC Corp.	13,285	389,218
Nomura Research Institute Ltd.	4,126	165,693
NTT Data Group Corp.	3,026	84,032
Obic Co. Ltd.	3,449	134,387
Otsuka Corp.	2,429	49,531
SCSK Corp.	1,667	50,332
TIS, Inc.	2,265	76,095
VeriSign, Inc.	657	189,742
Wix.com Ltd.*	571	90,481

		6,652,095

Semiconductors & Semiconductor Equipment (6.3%)
Advanced Micro Devices, Inc.*	13,088	1,857,187
Advantest Corp.	8,265	611,531
Analog Devices, Inc.	4,007	953,746
Applied Materials, Inc.	6,564	1,201,671
ASM International NV	507	324,530
ASML Holding NV	4,258	3,398,646
BE Semiconductor Industries NV	877	131,250
Broadcom, Inc.	37,857	10,435,282
Disco Corp.	981	290,407
Enphase Energy, Inc.*	1,070	42,425
First Solar, Inc.*	865	143,192
Infineon Technologies AG	14,116	600,518
Intel Corp.	34,971	783,350
KLA Corp.	1,073	961,129
Lam Research Corp.	10,367	1,009,124
Lasertec Corp.	854	115,108
Microchip Technology, Inc.	4,344	305,687
Micron Technology, Inc.	8,999	1,109,127
Monolithic Power Systems, Inc.	386	282,313
NVIDIA Corp.	197,791	31,249,000
NXP Semiconductors NV	2,053	448,560
ON Semiconductor Corp.*	3,404	178,404
QUALCOMM, Inc.	8,933	1,422,670
Renesas Electronics Corp.	18,242	226,624
SCREEN Holdings Co. Ltd.	866	70,721
Skyworks Solutions, Inc.	1,298	96,727
STMicroelectronics NV	7,318	223,566
Teradyne, Inc.	1,315	118,245
Texas Instruments, Inc.	7,352	1,526,422
Tokyo Electron Ltd.	4,875	937,051

		61,054,213

Software (5.5%)
Adobe, Inc.*	3,516	1,360,270
ANSYS, Inc.*	706	247,961
Autodesk, Inc.*	1,736	537,414
Cadence Design Systems, Inc.*	2,215	682,552
Check Point Software Technologies Ltd.*	937	207,311
Crowdstrike Holdings, Inc., Class A*	1,989	1,013,018
CyberArk Software Ltd.*	508	206,695
Dassault Systemes SE	7,244	262,221
Fair Isaac Corp.*	197	360,108
Fortinet, Inc.*	5,138	543,189
Gen Digital, Inc.	4,380	128,772
Intuit, Inc.	2,261	1,780,831
Microsoft Corp.	60,040	29,864,496
Monday.com Ltd.*	439	138,057
Nemetschek SE	624	90,410
Nice Ltd.*	683	115,885
Oracle Corp.	410	48,928
Oracle Corp. (Moscow Stock Exchange)	13,102	2,864,490
Palantir Technologies, Inc., Class A*	16,555	2,256,778
Palo Alto Networks, Inc.*	5,347	1,094,210
PTC, Inc.*	972	167,515
Roper Technologies, Inc.	866	490,883
Sage Group plc (The)	10,678	183,288
Salesforce, Inc.	7,729	2,107,621
SAP SE	11,288	3,432,543
ServiceNow, Inc.*	1,664	1,710,725
Synopsys, Inc.*	1,248	639,825
Temenos AG (Registered)	609	43,558
Trend Micro, Inc.	1,351	93,600
Tyler Technologies, Inc.*	346	205,123
WiseTech Global Ltd.	2,169	155,643
Workday, Inc., Class A*	1,728	414,720
Xero Ltd.*	1,572	186,023

		53,634,663

Technology Hardware, Storage & Peripherals (2.8%)
Apple, Inc.	121,324	24,892,045
Canon, Inc.(x)	10,050	292,347
Dell Technologies, Inc., Class C	2,520	308,952
FUJIFILM Holdings Corp.	12,131	264,683
Hewlett Packard Enterprise Co.	10,693	218,672
HP, Inc.	7,574	185,260
Logitech International SA (Registered)	1,644	148,021
NetApp, Inc.	1,642	174,955
Ricoh Co. Ltd.	5,830	55,282
Seagate Technology Holdings plc	1,710	246,804
Super Micro Computer, Inc.(x)*	4,067	199,324
Western Digital Corp.	2,809	179,748

		27,166,093

Total Information Technology		157,891,083

Materials (2.0%)
Chemicals (1.1%)
Air Liquide SA	6,253	1,290,032
Air Products and Chemicals, Inc.	1,797	506,862
Akzo Nobel NV	1,846	129,165
Albemarle Corp.(x)	950	59,537
Arkema SA	616	45,387
Asahi Kasei Corp.	13,270	94,638
BASF SE	9,648	475,733
CF Industries Holdings, Inc.	1,405	129,260
Corteva, Inc.	5,537	412,673
Covestro AG*	1,940	138,027
Croda International plc	1,433	57,515
Dow, Inc.	5,684	150,512
DSM-Firmenich AG	2,010	213,707
DuPont de Nemours, Inc.	3,376	231,560
Eastman Chemical Co.	930	69,434
Ecolab, Inc.	2,035	548,310

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EMS-Chemie Holding AG (Registered)(x)	76	$57,375
Evonik Industries AG	2,941	60,626
Givaudan SA (Registered)	100	484,088
ICL Group Ltd.	8,366	57,350
International Flavors & Fragrances, Inc.	2,075	152,616
Linde plc	3,846	1,804,466
LyondellBasell Industries NV, Class A(x)	2,093	121,101
Mitsubishi Chemical Group Corp.	14,648	77,103
Mosaic Co. (The)	2,565	93,571
Nippon Paint Holdings Co. Ltd.(x)	10,205	82,204
Nippon Sanso Holdings Corp.	1,846	70,030
Nitto Denko Corp.	7,632	147,944
Novonesis Novozymes B	3,809	273,087
PPG Industries, Inc.	1,874	213,168
Sherwin-Williams Co. (The)	1,871	642,427
Shin-Etsu Chemical Co. Ltd.	19,439	644,165
Sika AG (Registered)	1,648	447,387
Syensqo SA	789	60,857
Symrise AG, Class A	1,435	150,679
Toray Industries, Inc.	14,979	102,748
Yara International ASA	1,789	66,027

		10,361,371

Construction Materials (0.2%)
Amrize Ltd.*	5,634	281,043
Heidelberg Materials AG	1,446	339,726
Holcim AG	5,634	418,228
James Hardie Industries plc (CHDI)(x)*	4,645	127,482
Martin Marietta Materials, Inc.	494	271,186
Vulcan Materials Co.	1,067	278,295

		1,715,960

Containers & Packaging (0.1%)
Amcor plc	11,673	107,275
Avery Dennison Corp.	649	113,880
Ball Corp.	2,410	135,177
International Paper Co.	4,258	199,402
Packaging Corp. of America	720	135,684
SIG Group AG	3,304	61,045
Smurfit WestRock plc	3,993	172,298

		924,761

Metals & Mining (0.6%)
Anglo American plc	12,041	355,354
Antofagasta plc	4,261	105,835
ArcelorMittal SA	5,069	160,442
BHP Group Ltd.	54,874	1,327,238
BlueScope Steel Ltd.	4,739	72,079
Boliden AB*	3,071	95,789
Evolution Mining Ltd.	21,638	110,938
Fortescue Ltd.	18,303	184,065
Freeport-McMoRan, Inc.	11,606	503,120
Glencore plc	110,838	431,474
JFE Holdings, Inc.(x)	6,233	72,586
Newmont Corp.	9,195	535,701
Nippon Steel Corp.	10,408	197,528
Norsk Hydro ASA	15,196	86,749
Northern Star Resources Ltd.	14,679	179,211
Nucor Corp.	1,896	245,608
Rio Tinto Ltd.	4,012	282,877
Rio Tinto plc	12,201	710,940
South32 Ltd.	48,764	93,394
Steel Dynamics, Inc.	1,144	146,443
Sumitomo Metal Mining Co. Ltd.(x)	2,634	65,116

		5,962,487

Paper & Forest Products (0.0%)†
Holmen AB, Class B	823	32,638
Mondi plc	4,770	77,883
Stora Enso OYJ, Class R	6,293	68,376
Svenska Cellulosa AB SCA, Class B	6,564	85,338
UPM-Kymmene OYJ	5,768	157,359

		421,594

Total Materials		19,386,173

Real Estate (1.3%)
Diversified REITs (0.0%)†
Covivio SA (REIT)	603	38,037
Land Securities Group plc (REIT)	7,647	66,234
Stockland (REIT)	25,932	91,480

		195,751

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	1,244	90,352
Healthpeak Properties, Inc. (REIT)	5,650	98,931
Ventas, Inc. (REIT)	3,531	222,983
Welltower, Inc. (REIT)	4,921	756,505

		1,168,771

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	5,646	86,723

Industrial REITs (0.2%)
CapitaLand Ascendas REIT (REIT)	40,862	86,127
Goodman Group (REIT)	21,956	494,780
Prologis, Inc. (REIT)	7,486	786,928
Segro plc (REIT)	13,894	129,610

		1,497,445

Office REITs (0.0%)†
BXP, Inc. (REIT)	1,175	79,277
Gecina SA (REIT)	497	54,622
Nippon Building Fund, Inc. (REIT)(x)	83	76,599

		210,498

Real Estate Management & Development (0.3%)
Azrieli Group Ltd.	459	42,203
CapitaLand Investment Ltd.	25,042	52,191
CBRE Group, Inc., Class A*	2,387	334,466
CK Asset Holdings Ltd.	21,014	92,623
CoStar Group, Inc.*	3,404	273,682
Daito Trust Construction Co. Ltd.	624	67,923
Daiwa House Industry Co. Ltd.	6,074	208,955
Fastighets AB Balder, Class B*	7,758	57,614
Henderson Land Development Co. Ltd.	15,479	54,128
Hongkong Land Holdings Ltd.	11,958	68,998
Hulic Co. Ltd.	5,010	50,533
LEG Immobilien SE	834	74,025

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Mitsubishi Estate Co. Ltd.	11,531	$216,439
Mitsui Fudosan Co. Ltd.	28,568	276,743
Sagax AB, Class B	2,375	54,223
Sino Land Co. Ltd.	39,234	41,733
Sumitomo Realty & Development Co. Ltd.	3,298	127,495
Sun Hung Kai Properties Ltd.	15,441	177,130
Swiss Prime Site AG (Registered)	867	129,812
Vonovia SE	8,349	294,156
Wharf Holdings Ltd. (The)	11,399	34,705
Wharf Real Estate Investment Co. Ltd.	17,797	50,331

		2,780,108

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	1,147	233,414
Camden Property Trust (REIT)	862	97,139
Equity Residential (REIT)	2,760	186,272
Essex Property Trust, Inc. (REIT)	519	147,085
Invitation Homes, Inc. (REIT)	4,601	150,913
Mid-America Apartment Communities, Inc. (REIT)	944	139,721
UDR, Inc. (REIT)	2,432	99,299

		1,053,843

Retail REITs (0.2%)
CapitaLand Integrated Commercial Trust (REIT)	63,504	108,379
Federal Realty Investment Trust (REIT)	623	59,179
Kimco Realty Corp. (REIT)	5,488	115,358
Klepierre SA (REIT)	2,325	91,583
Link REIT (REIT)	28,106	150,019
Realty Income Corp. (REIT)	7,069	407,245
Regency Centers Corp. (REIT)	1,318	93,881
Scentre Group (REIT)	56,287	131,881
Simon Property Group, Inc. (REIT)	2,477	398,202
Unibail-Rodamco-Westfield (REIT)	1,314	125,591
Vicinity Ltd. (REIT)	41,907	68,125

		1,749,443

Specialized REITs (0.4%)
American Tower Corp. (REIT)	3,774	834,130
Crown Castle, Inc. (REIT)	3,510	360,582
Digital Realty Trust, Inc. (REIT)	2,556	445,588
Equinix, Inc. (REIT)	786	625,240
Extra Space Storage, Inc. (REIT)	1,712	252,417
Iron Mountain, Inc. (REIT)	2,372	243,296
Public Storage (REIT)	1,273	373,524
SBA Communications Corp. (REIT)	868	203,841
VICI Properties, Inc. (REIT), Class A	8,514	277,556
Weyerhaeuser Co. (REIT)	5,860	150,543

		3,766,717

Total Real Estate		12,509,299

Utilities (1.8%)
Electric Utilities (1.1%)
Acciona SA	267	48,058
Alliant Energy Corp.	2,072	125,294
American Electric Power Co., Inc.	4,306	446,791
BKW AG	228	49,798
Chubu Electric Power Co., Inc.	6,966	86,153
CK Infrastructure Holdings Ltd.	6,713	44,426
CLP Holdings Ltd.	17,501	147,366
Constellation Energy Corp.	2,527	815,615
Contact Energy Ltd.	8,674	47,585
Duke Energy Corp.	6,267	739,506
Edison International	3,127	161,353
EDP SA	33,911	147,079
Elia Group SA/NV, Class B	530	61,027
Endesa SA(x)	3,432	108,709
Enel SpA	87,923	834,351
Entergy Corp.	3,463	287,845
Evergy, Inc.	1,857	128,003
Eversource Energy	2,962	188,442
Exelon Corp.	8,119	352,527
FirstEnergy Corp.	4,143	166,797
Fortum OYJ	4,848	90,743
Iberdrola SA	62,663	1,202,428
Kansai Electric Power Co., Inc. (The)	10,200	121,050
NextEra Energy, Inc.	16,608	1,152,927
NRG Energy, Inc.	1,636	262,709
Origin Energy Ltd.	18,617	132,207
PG&E Corp.	17,716	246,961
Pinnacle West Capital Corp.	918	82,133
Power Assets Holdings Ltd.	14,763	94,879
PPL Corp.	5,963	202,086
Redeia Corp. SA	4,385	93,750
Southern Co. (The)	8,849	812,604
SSE plc	11,958	300,543
Terna - Rete Elettrica Nazionale(x)	15,205	156,289
Verbund AG	736	56,483
Xcel Energy, Inc.	4,638	315,848

		10,310,365

Gas Utilities (0.1%)
APA Group	14,095	75,790
Atmos Energy Corp.	1,282	197,569
Hong Kong & China Gas Co. Ltd.	121,321	101,848
Osaka Gas Co. Ltd.	3,976	101,964
Snam SpA(x)	21,792	131,995
Tokyo Gas Co. Ltd.	3,530	117,467

		726,633

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	5,743	60,416
EDP Renovaveis SA	3,408	38,037
Meridian Energy Ltd.	14,129	50,813
Orsted A/S(m)*	1,817	78,030
RWE AG	6,834	285,216
Vistra Corp.	2,748	532,590

		1,045,102

Multi-Utilities (0.5%)
Ameren Corp.	2,180	209,367
CenterPoint Energy, Inc.	5,264	193,399
Centrica plc	54,315	120,444
CMS Energy Corp.	2,413	167,173
Consolidated Edison, Inc.	2,798	280,779
Dominion Energy, Inc.	6,784	383,432
DTE Energy Co.	1,674	221,738
E.ON SE	24,269	446,682
Engie SA	19,744	463,405
National Grid plc	54,513	794,292

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
NiSource, Inc.	3,795	$153,090
Public Service Enterprise Group, Inc.	4,024	338,740
Sembcorp Industries Ltd.	9,525	51,315
Sempra	5,116	387,639
Veolia Environnement SA	6,804	242,447
WEC Energy Group, Inc.	2,566	267,377

		4,721,319

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,574	218,959
Severn Trent plc	3,000	112,585
United Utilities Group plc	7,369	115,463

		447,007

Total Utilities		17,250,426

Total Common Stocks (64.8%) (Cost $296,411,337)		628,725,047

EXCHANGE TRADED FUNDS (ETF):
Equity (3.9%)
SPDR S&P MidCap 400 ETF Trust(x)	67,778	38,394,882

Total Exchange Traded Funds (3.9%) (Cost $23,462,977)		38,394,882

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (1.9%)
FHLB
3.250%, 11/16/28	$745,000	734,839
4.750%, 12/8/28	1,290,000	1,328,962
FHLMC
6.750%, 3/15/31	1,000,000	1,140,389
6.250%, 7/15/32	2,282,000	2,584,848
FNMA
1.875%, 9/24/26	1,297,000	1,265,347
0.750%, 10/8/27	5,000,000	4,674,234
7.250%, 5/15/30	1,600,000	1,841,006
Tennessee Valley Authority
3.875%, 3/15/28	5,000,000	5,016,291

Total U.S. Government Agency Securities		18,585,916

U.S. Treasury Obligations (25.9%)
U.S. Treasury Bonds
6.125%, 11/15/27	4,431,200	4,672,852
5.250%, 11/15/28	7,983,800	8,361,967
U.S. Treasury Notes
0.875%, 9/30/26	4,785,700	4,609,541
2.000%, 11/15/26	9,961,400	9,712,272
1.250%, 12/31/26	4,064,300	3,911,881
1.500%, 1/31/27	3,846,200	3,709,622
2.250%, 2/15/27	4,750,400	4,633,901
1.875%, 2/28/27	2,319,900	2,248,398
2.375%, 5/15/27	10,030,500	9,780,898
3.250%, 6/30/27	7,648,500	7,578,697
2.250%, 8/15/27	5,434,100	5,270,001
4.125%, 10/31/27	2,266,200	2,286,542
2.250%, 11/15/27#	12,465,600	12,052,046
3.875%, 12/31/27	4,047,600	4,064,210
4.000%, 2/29/28	4,072,800	4,102,729
3.500%, 4/30/28	4,241,900	4,218,164
3.625%, 5/31/28	2,970,400	2,963,430
4.000%, 6/30/28	6,503,900	6,558,782
4.375%, 8/31/28	8,076,800	8,235,808
4.625%, 9/30/28	2,842,100	2,920,551
3.125%, 11/15/28	588,400	577,350
4.375%, 11/30/28	2,428,400	2,478,853
3.750%, 12/31/28	4,964,900	4,968,083
4.000%, 1/31/29	4,838,800	4,881,802
2.625%, 2/15/29	1,585,100	1,526,152
4.250%, 2/28/29	1,811,900	1,843,753
4.125%, 3/31/29	5,376,600	5,448,749
4.625%, 4/30/29	4,178,200	4,308,743
2.375%, 5/15/29	4,216,300	4,010,168
4.500%, 5/31/29	4,628,800	4,754,646
4.250%, 6/30/29	3,041,400	3,097,780
1.625%, 8/15/29	6,028,100	5,549,469
3.500%, 9/30/29	3,657,000	3,619,648
1.750%, 11/15/29	5,128,200	4,720,933
1.500%, 2/15/30	4,655,300	4,211,657
0.625%, 5/15/30	5,588,700	4,806,275
0.625%, 8/15/30	3,253,500	2,773,667
4.625%, 9/30/30	2,346,000	2,433,882
0.875%, 11/15/30	4,056,200	3,476,940
4.375%, 11/30/30	5,245,800	5,380,205
3.750%, 12/31/30	3,412,000	3,394,804
1.625%, 5/15/31	3,247,100	2,862,629
1.250%, 8/15/31	15,571,900	13,319,470
1.375%, 11/15/31	2,185,600	1,870,034
1.875%, 2/15/32	2,338,400	2,054,211
2.875%, 5/15/32	4,249,400	3,964,971
2.750%, 8/15/32	2,982,400	2,751,322
4.125%, 11/15/32	3,018,500	3,038,841
3.500%, 2/15/33	3,262,300	3,145,255
3.375%, 5/15/33	4,686,500	4,467,919
3.875%, 8/15/33	4,592,500	4,523,470
4.500%, 11/15/33	3,472,000	3,567,132
4.000%, 2/15/34	3,123,500	3,092,129
4.375%, 5/15/34	3,554,200	3,610,806
3.875%, 8/15/34	2,389,500	2,333,870
4.625%, 2/15/35	5,141,500	5,307,080
4.250%, 5/15/35	910,300	911,865

Total U.S. Treasury Obligations		250,976,855

Total Long-Term Debt Securities (27.8%) (Cost $273,694,359)		269,562,771

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.5%)
Allspring Government Money Market Fund, Select Shares 4.26% (7 day yield) (xx)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 day yield) (xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	3,789,468	3,789,468

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	3,074,983	$3,075,599

Total Investment Companies		14,865,067

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (1.1%)
U.S. Treasury Bills
2.78%, 7/3/25(p)	$10,468,100	10,465,674

Total Short-Term Investments (2.6%) (Cost $25,330,664)		25,330,741

Total Investments in Securities (99.1%) (Cost $618,899,337)		962,013,441
Other Assets Less Liabilities (0.9%)		8,494,077

Net Assets (100%)		$970,507,518

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $10,175,827.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the market value or fair value, as applicable, of these securities amounted to $2,559,482 or 0.3% of net assets.

(p)	Yield to maturity.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $32,826,444. This was collateralized by $21,944,557 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/15/25 – 2/15/55 and by cash of $11,789,468 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:
ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CHDI	—	Clearing House Electronic Subregister System (CHESS) Depository Interest
CHF	—	Swiss Franc
CVA	—	Dutch Certification
EUR	—	European Currency Unit
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
USD	—	United States Dollar

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	80	9/2025	EUR	5,019,952	(13,867)
MSCI EAFE E-Mini Index	9	9/2025	USD	1,206,765	15,263
Russell 2000 E-Mini Index	370	9/2025	USD	40,546,450	900,203
SPI 200 Index	3	9/2025	AUD	421,397	(197)
TOPIX Index	11	9/2025	JPY	2,181,209	45,945

					947,347

Short Contracts
FTSE 100 Index	(33)	9/2025	GBP	(3,981,419)	52,144
S&P 500 E-Mini Index	(24)	9/2025	USD	(7,504,500)	(182,209)
U.S. Treasury 2 Year Note	(58)	9/2025	USD	(12,065,360)	(48,072)
U.S. Treasury 5 Year Note	(10)	9/2025	USD	(1,090,000)	(15,559)
U.S. Treasury 10 Year Note	(94)	9/2025	USD	(10,539,750)	(149,076)

					(342,772)

					604,575

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CHF	2,887,705	USD	3,556,502	Goldman Sachs Bank USA	7/9/2025	86,109
CHF	2,390,522	USD	2,903,927	JPMorgan Chase Bank	7/9/2025	111,527
EUR	4,066,389	USD	4,659,224	Goldman Sachs Bank USA	7/9/2025	132,983
EUR	6,693,223	USD	7,569,568	JPMorgan Chase Bank	7/9/2025	318,342
EUR	9,080,828	USD	10,357,057	Morgan Stanley	7/9/2025	344,627
EUR	10,623,887	USD	12,292,847	UBS AG	7/9/2025	227,319
GBP	12,060,405	USD	16,120,902	Citibank NA	7/16/2025	434,908
GBP	5,778,417	USD	7,827,459	Morgan Stanley	7/16/2025	104,810
AUD	8,812,194	USD	5,762,135	Morgan Stanley	8/21/2025	43,714
AUD	12,461,863	USD	8,133,036	UBS AG	8/21/2025	77,371
NZD	4,843,402	USD	2,936,589	Goldman Sachs Bank USA	8/21/2025	20,815
NOK	137,767,172	USD	13,598,126	UBS AG	9/4/2025	75,501

Total unrealized appreciation						1,978,026

USD	20,468,506	CHF	16,700,152	Bank of America	7/9/2025	(597,409)
USD	3,544,429	CHF	2,898,964	Deutsche Bank AG	7/9/2025	(112,384)
USD	16,166,138	EUR	14,505,203	JPMorgan Chase Bank	7/9/2025	(928,128)
USD	7,331,797	GBP	5,418,314	Barclays Bank plc	7/16/2025	(106,144)
USD	4,385,931	GBP	3,302,365	Citibank NA	7/16/2025	(147,359)
USD	15,270,513	GBP	11,252,594	Morgan Stanley	7/16/2025	(176,382)
USD	9,091,225	AUD	13,953,948	JPMorgan Chase Bank	8/21/2025	(102,232)
USD	3,523,558	NZD	5,813,564	JPMorgan Chase Bank	8/21/2025	(26,231)
USD	713,745	JPY	103,864,122	JPMorgan Chase Bank	8/27/2025	(12,221)
USD	6,177,273	SEK	58,417,237	Morgan Stanley	9/4/2025	(23,960)

Total unrealized depreciation						(2,232,450)

Net unrealized depreciation						(254,424)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$43,691,715	$9,158,814	$—		$52,850,529
Consumer Discretionary	44,058,858	19,876,343	—		63,935,201
Consumer Staples	23,595,463	15,946,494	—		39,541,957
Energy	12,741,502	6,522,250	—		19,263,752
Financials	59,830,025	48,441,027	—		108,271,052
Health Care	39,860,394	22,676,944	—	(a)	62,537,338
Industrials	36,986,890	38,301,347	—		75,288,237
Information Technology	141,216,119	16,674,964	—		157,891,083
Materials	7,979,566	11,406,607	—		19,386,173

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Real Estate	$8,624,272	$3,885,027	$—	$12,509,299
Utilities	10,099,709	7,150,717	—	17,250,426
Exchange Traded Fund	38,394,882	—	—	38,394,882
Forward Currency Contracts	—	1,978,026	—	1,978,026
Futures	1,013,555	—	—	1,013,555
Short-Term Investments
Investment Companies	14,865,067	—	—	14,865,067
U.S. Treasury Obligations	—	10,465,674	—	10,465,674
U.S. Government Agency Securities	—	18,585,916	—	18,585,916
U.S. Treasury Obligations	—	250,976,855	—	250,976,855

Total Assets	$482,958,017	$482,047,005	$—	$965,005,022

Liabilities:
Forward Currency Contracts	$—	$(2,232,450)	$—	$(2,232,450)
Futures	(408,980)	—	—	(408,980)

Total Liabilities	$(408,980)	$(2,232,450)	$—	$(2,641,430)

Total	$482,549,037	$479,814,555	$—	$962,363,592

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	$1,978,026
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	1,013,555	*

Total		$2,991,581

	Liability Derivatives
Interest rate contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(212,707	)*
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(2,232,450)
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	(196,273	)*

Total		$(2,641,430)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(418,481)	$—	$(418,481)
Foreign exchange contracts	—	(2,397,315)	(2,397,315)
Equity contracts	(8,181,078)	—	(8,181,078)

Total	$(8,599,559)	$(2,397,315)	$(10,996,874)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(359,681)	$—	$(359,681)
Foreign exchange contracts	—	(66,009)	(66,009)
Equity contracts	1,990,788	—	1,990,788

Total	$1,631,107	$(66,009)	$1,565,098

^ The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$51,376,000
Average notional value of contracts — short	42,106,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$103,306,000
Average settlement value sold — in USD	116,295,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Citibank NA	$434,908	$(147,359)	$—	$287,549
Goldman Sachs Bank USA	239,907	—	—	239,907
JPMorgan Chase Bank	429,869	(429,869)	—	—
Morgan Stanley	493,151	(200,342)	—	292,809
UBS AG	380,191	—	—	380,191

Total	$1,978,026	$(777,570)	$—	$1,200,456

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$597,409	$—	$—	$597,409
Barclays Bank plc	106,144	—	—	106,144
Citibank NA	147,359	(147,359)	—	—
Deutsche Bank AG	112,384	—	—	112,384
JPMorgan Chase Bank	1,068,812	(429,869)	—	638,943
Morgan Stanley	200,342	(200,342)	—	—

Total	$2,232,450	$(777,570)	$—	$1,454,880

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$16,288,013
Long-term U.S. government debt securities	30,894,967

$47,182,980

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$62,445,973
Long-term U.S. government debt securities	26,901,055

$89,347,028

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$373,272,962
Aggregate gross unrealized depreciation	(29,808,707)

Net unrealized appreciation	$343,464,255

Federal income tax cost of investments in securities and derivative instruments, if applicable	$618,899,337

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $618,899,337)	$962,013,441
Cash	18,712,999
Foreign cash (Cost $797,573)	814,991
Dividends, interest and other receivables	3,137,862
Receivable for securities sold	2,282,506
Unrealized appreciation on forward foreign currency contracts	1,978,026
Receivable for Portfolio shares sold	216,673
Securities lending income receivable	10,256
Other assets	11,756

Total assets	989,178,510

LIABILITIES
Payable for return of collateral on securities loaned	11,789,468
Payable for securities purchased	3,347,704
Unrealized depreciation on forward foreign currency contracts	2,232,450
Investment management fees payable	575,022
Payable for Portfolio shares repurchased	370,680
Distribution fees payable – Class IB	195,475
Administrative fees payable	93,636
Due to broker for futures variation margin	7,058
Accrued expenses	59,499

Total liabilities	18,670,992

Commitments and contingent liabilities^
NET ASSETS	$970,507,518

Net assets were comprised of:
Paid in capital	$714,822,940
Total distributable earnings (loss)	255,684,578

Net assets	$970,507,518

Class IB
Net asset value, offering and redemption price per share, $970,507,518 / 69,530,060 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.96

(x)	Includes value of securities on loan of $32,826,444.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $473,729 foreign withholding tax)	$7,033,880
Interest	4,865,298
Securities lending (net)	40,416

Total income	11,939,594

EXPENSES
Investment management fees	3,421,224
Distribution fees – Class IB	1,155,451
Administrative fees	575,935
Custodian fees	53,891
Professional fees	47,597
Printing and mailing expenses	37,115
Trustees’ fees	15,345
Miscellaneous	13,387

Gross expenses	5,319,945
Less: Waiver from investment manager	(50,653)

Net expenses	5,269,292

NET INVESTMENT INCOME (LOSS)	6,670,302

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	16,797,837
Futures contracts	(8,599,559)
Forward foreign currency contracts	(2,397,315)
Foreign currency transactions	(1,095,885)

Net realized gain (loss)	4,705,078

Change in unrealized appreciation (depreciation) on:
Investments in securities	45,811,099
Futures contracts	1,631,107
Forward foreign currency contracts	(66,009)
Foreign currency translations	147,706

Net change in unrealized appreciation (depreciation)	47,523,903

NET REALIZED AND UNREALIZED GAIN (LOSS)	52,228,981

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$58,899,283

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,670,302	$10,774,816
Net realized gain (loss)	4,705,078	19,309,464
Net change in unrealized appreciation (depreciation)	47,523,903	76,323,051

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	58,899,283	106,407,331

Distributions to shareholders:
Class IB	—	(19,775,154)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 3,159,811 and 6,280,636 shares, respectively ]	41,884,059	80,782,909
Capital shares issued in reinvestment of dividends [ 0 and 1,474,463 shares, respectively ]	—	19,775,154
Capital shares repurchased [ (4,799,622) and (9,086,898) shares, respectively ]	(63,383,110)	(116,995,066)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(21,499,051)	(16,437,003)

TOTAL INCREASE (DECREASE) IN NET ASSETS	37,400,232	70,195,174
NET ASSETS:
Beginning of period	933,107,286	862,912,112

End of period	$970,507,518	$933,107,286

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023		2022		2021		2020
Net asset value, beginning of period	$13.11		$11.90		$10.44		$13.59		$12.07		$11.82

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.15		0.11		0.08		0.05		0.06
Net realized and unrealized gain (loss)	0.76		1.34		1.45		(2.23)		1.74		0.38

Total from investment operations	0.85		1.49		1.56		(2.15)		1.79		0.44

Less distributions:
Dividends from net investment income	—		(0.21)		(0.10)		—		(0.07)		(0.12)
Distributions from net realized gains	—		(0.07)		—		(1.00)		(0.20)		(0.07)

Total dividends and distributions	—		(0.28)		(0.10)		(1.00)		(0.27)		(0.19)

Net asset value, end of period	$13.96		$13.11		$11.90		$10.44		$13.59		$12.07

Total return (b)	6.48%		12.49%		15.00%		(15.59)%		14.94%		3.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$970,508		$933,107		$862,912		$766,732		$927,861		$803,733
Ratio of expenses to average net assets:
After waivers (a)(f)	1.14	%(j)	1.14	%(j)	1.14	%(j)	1.15	%(k)	1.14	%(k)	1.17	%(o)
Before waivers (a)(f)	1.15%		1.16%		1.16%		1.16%		1.14%		1.17%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.44%		1.18%		1.01%		0.70%		0.41%		0.56%
Before waivers (a)(f)	1.43%		1.16%		0.99%		0.69%		0.41%		0.56%
Portfolio turnover rate^	5	%(z)	14%		14%		14%		31%		17%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.16% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (4.5%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	74,598	$2,158,866
BT Group plc	86,911	231,141
Cellnex Telecom SA(m)	7,192	279,146
Deutsche Telekom AG (Registered)	50,790	1,852,876
Elisa OYJ	2,069	114,742
HKT Trust & HKT Ltd.	55,377	82,678
Infrastrutture Wireless Italiane SpA (m)	4,067	49,728
Koninklijke KPN NV	56,558	275,551
Nippon Telegraph & Telephone Corp.	434,546	464,707
Orange SA	27,082	412,005
Singapore Telecommunications Ltd.	108,129	324,855
Swisscom AG (Registered)	377	267,266
Telecom Italia SpA*	156,098	76,970
Telefonica SA (x)	53,601	281,475
Telenor ASA	8,958	139,266
Telia Co. AB	34,322	123,235
Telstra Group Ltd.	58,567	186,562
Verizon Communications, Inc.	43,749	1,893,019

		9,214,088

Entertainment (1.0%)
Bollore SE	10,295	64,637
Capcom Co. Ltd.	5,071	173,711
CTS Eventim AG & Co. KGaA	908	112,734
Electronic Arts, Inc.	2,465	393,660
Konami Group Corp.	1,441	228,301
Live Nation Entertainment, Inc. (x)*	1,630	246,586
Netflix, Inc.*	4,445	5,952,433
Nexon Co. Ltd. (x)	4,834	97,684
Nintendo Co. Ltd.	16,038	1,545,831
Sea Ltd. (ADR)*	5,565	890,066
Spotify Technology SA*	2,234	1,714,238
Take-Two Interactive Software, Inc.*	1,706	414,302
TKO Group Holdings, Inc., Class A	692	125,909
Toho Co. Ltd. (x)	1,605	94,848
Universal Music Group NV	16,001	517,953
Walt Disney Co. (The)	18,787	2,329,776
Warner Bros Discovery, Inc.*	23,200	265,872

		15,168,541

Interactive Media & Services (2.4%)
Alphabet, Inc., Class A	60,619	10,682,886
Alphabet, Inc., Class C	49,129	8,714,993
Auto Trader Group plc (m)	12,791	144,745
CAR Group Ltd.	5,495	135,331
LY Corp.	41,644	153,384
Match Group, Inc.	2,609	80,592
Meta Platforms, Inc., Class A	22,758	16,797,452
REA Group Ltd.	769	121,716
Scout24 SE (m)	1,091	150,490

		36,981,589

Media (0.2%)
Charter Communications, Inc., Class A*	1,003	410,036
Comcast Corp., Class A	39,196	1,398,905
Dentsu Group, Inc. (x)	2,860	63,474

Fox Corp., Class A	2,264	126,874
Fox Corp., Class B	1,371	70,785
Informa plc	19,525	215,962
Interpublic Group of Cos., Inc. (The)	3,871	94,762
News Corp., Class A	3,929	116,770
News Corp., Class B	1,161	39,834
Omnicom Group, Inc.	2,042	146,902
Paramount Global, Class B	6,183	79,761
Publicis Groupe SA	3,329	375,199
WPP plc	15,694	110,426

		3,249,690

Wireless Telecommunication Services (0.3%)
KDDI Corp.	44,628	768,567
SoftBank Corp.	416,398	644,816
SoftBank Group Corp.	13,909	1,015,611
Tele2 AB, Class B	7,964	116,376
T-Mobile US, Inc.	4,983	1,187,250
Vodafone Group plc	290,092	309,716

		4,042,336

Total Communication Services		68,656,244

Consumer Discretionary (5.5%)
Automobile Components (0.1%)
Aisin Corp.	7,645	98,054
Aptiv plc*	2,384	162,637
Bridgestone Corp. (x)	8,292	339,730
Cie Generale des Etablissements Michelin SCA	9,751	362,274
Continental AG	1,600	139,658
Denso Corp.	27,548	373,129
Sumitomo Electric Industries Ltd.	10,352	222,488

		1,697,970

Automobiles (1.1%)
Bayerische Motoren Werke AG	4,216	374,752
Bayerische Motoren Werke AG (Preference) (q)	814	67,407
Dr Ing hc F Porsche AG (Preference) (m)(q)	1,657	81,861
Ferrari NV	1,833	898,436
Ford Motor Co.	40,453	438,915
General Motors Co.	10,340	508,831
Honda Motor Co. Ltd.	61,394	594,521
Isuzu Motors Ltd.	7,780	98,894
Mercedes-Benz Group AG	10,504	614,824
Nissan Motor Co. Ltd.*	32,373	78,727
Porsche Automobil Holding SE (Preference) (q)	2,228	88,418
Renault SA	2,796	128,876
Stellantis NV	29,325	293,930
Subaru Corp.	8,514	148,724
Suzuki Motor Corp.	22,850	276,571
Tesla, Inc.*	29,082	9,238,188
Toyota Motor Corp.	137,877	2,386,913
Volkswagen AG (Preference) (q)	2,999	316,598
Yamaha Motor Co. Ltd. (x)	13,453	100,847

		16,736,233

Broadline Retail (1.6%)
Amazon.com, Inc.*	98,021	21,504,827
eBay, Inc.	4,978	370,662

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

Next plc	1,697	$289,776
Pan Pacific International Holdings Corp.	5,567	191,707
Prosus NV	19,033	1,064,274
Rakuten Group, Inc.*	21,930	121,281
Wesfarmers Ltd.	16,505	920,619

		24,463,146

Distributors (0.0%)†
D’ieteren Group	312	67,036
Genuine Parts Co.	1,445	175,293
LKQ Corp.	2,702	100,001
Pool Corp.	395	115,134

		457,464

Diversified Consumer Services (0.0%)†
Pearson plc	8,688	127,783

Hotels, Restaurants & Leisure (1.0%)
Accor SA	2,774	144,854
Airbnb, Inc., Class A*	4,499	595,398
Amadeus IT Group SA	6,552	551,678
Aristocrat Leisure Ltd.	8,188	351,197
Booking Holdings, Inc.	344	1,991,499
Caesars Entertainment, Inc.*	2,208	62,685
Carnival Corp.*	10,889	306,199
Chipotle Mexican Grill, Inc.*	14,085	790,873
Compass Group plc	24,689	836,050
Darden Restaurants, Inc.	1,217	265,269
Delivery Hero SE (m)*	2,778	75,166
Domino’s Pizza, Inc.	359	161,765
DoorDash, Inc., Class A*	3,526	869,194
Entain plc	8,838	109,305
Evolution AB (m)	2,157	171,358
Expedia Group, Inc.	1,282	216,248
FDJ United (m)	1,617	63,428
Galaxy Entertainment Group Ltd.	31,385	139,334
Genting Singapore Ltd.	87,763	49,352
Hilton Worldwide Holdings, Inc.	2,500	665,850
InterContinental Hotels Group plc	2,156	245,751
Las Vegas Sands Corp.	3,571	155,374
Lottery Corp. Ltd. (The)	32,380	113,587
Marriott International, Inc., Class A	2,378	649,693
McDonald’s Corp.	7,447	2,175,790
MGM Resorts International*	2,325	79,957
Norwegian Cruise Line Holdings Ltd.*	4,570	92,680
Oriental Land Co. Ltd.	15,699	362,373
Royal Caribbean Cruises Ltd.	2,573	805,709
Sands China Ltd.	35,237	73,347
Sodexo SA	1,287	79,136
Starbucks Corp.	11,805	1,081,692
Whitbread plc	2,568	99,510
Wynn Resorts Ltd.	931	87,207
Yum! Brands, Inc.	2,900	429,722
Zensho Holdings Co. Ltd.	1,383	83,918

		15,032,148

Household Durables (0.3%)
Barratt Redrow plc	19,978	125,021
DR Horton, Inc.	2,947	379,927
Garmin Ltd.	1,596	333,117
Lennar Corp., Class A	2,427	268,450

Mohawk Industries, Inc.*	544	57,033
NVR, Inc.*	31	228,955
Panasonic Holdings Corp.	33,955	366,772
PulteGroup, Inc.	2,104	221,888
Sekisui House Ltd.	8,661	191,438
Sony Group Corp.	89,438	2,316,612

		4,489,213

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	8,622	309,603
Hasbro, Inc.	1,363	100,617
Shimano, Inc. (x)	1,086	157,653

		567,873

Specialty Retail (0.8%)
AutoZone, Inc.*	174	645,928
Avolta AG	1,279	69,346
Best Buy Co., Inc.	2,022	135,737
CarMax, Inc.*	1,598	107,401
Fast Retailing Co. Ltd.	2,739	941,879
H & M Hennes & Mauritz AB, Class B	8,241	115,764
Home Depot, Inc. (The)	10,323	3,784,825
Industria de Diseno Textil SA	15,865	825,643
JD Sports Fashion plc	37,685	45,904
Kingfisher plc	25,941	103,548
Lowe’s Cos., Inc.	5,868	1,301,933
Nitori Holdings Co. Ltd.	1,149	111,066
O’Reilly Automotive, Inc.*	8,955	807,114
Ross Stores, Inc.	3,429	437,472
Sanrio Co. Ltd.	2,600	125,807
TJX Cos., Inc. (The)	11,683	1,442,734
Tractor Supply Co.	5,552	292,979
Ulta Beauty, Inc.*	482	225,489
Williams-Sonoma, Inc.	1,279	208,950
Zalando SE (m)*	3,266	107,529
ZOZO, Inc. (x)	5,920	64,008

		11,901,056

Textiles, Apparel & Luxury Goods (0.5%)
adidas AG	2,487	579,907
Asics Corp.	9,662	246,909
Cie Financiere Richemont SA (Registered)	7,822	1,473,310
Deckers Outdoor Corp.*	1,577	162,541
Hermes International SCA	461	1,248,437
Kering SA	1,083	235,447
Lululemon Athletica, Inc.*	1,164	276,543
LVMH Moet Hennessy Louis Vuitton SE	4,003	2,096,438
Moncler SpA	3,398	193,689
NIKE, Inc., Class B	12,276	872,087
Pandora A/S	1,193	209,452
Ralph Lauren Corp.	414	113,552
Swatch Group AG (The) (x)	421	68,500
Tapestry, Inc.	2,151	188,879

		7,965,691

Total Consumer Discretionary		83,438,577

Consumer Staples (3.4%)
Beverages (0.6%)
Anheuser-Busch InBev SA/NV	14,378	986,386

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

Asahi Group Holdings Ltd. (x)	21,032	$281,512
Brown-Forman Corp., Class B	1,893	50,941
Carlsberg A/S, Class B	1,390	196,943
Coca-Cola Co. (The)	40,237	2,846,768
Coca-Cola Europacific Partners plc	3,351	310,705
Coca-Cola HBC AG	3,243	169,335
Constellation Brands, Inc., Class A	1,615	262,728
Davide Campari-Milano NV (x)	8,955	60,232
Diageo plc	32,366	812,129
Heineken Holding NV	1,886	140,517
Heineken NV	4,189	365,247
Keurig Dr Pepper, Inc.	12,408	410,208
Kirin Holdings Co. Ltd. (x)	11,347	159,128
Molson Coors Beverage Co., Class B	1,789	86,033
Monster Beverage Corp.*	7,277	455,831
PepsiCo, Inc.	14,253	1,881,966
Pernod Ricard SA	2,935	292,486
Suntory Beverage & Food Ltd. (x)	1,995	63,866

		9,832,961

Consumer Staples Distribution & Retail (0.9%)
Aeon Co. Ltd. (x)	9,482	291,035
Carrefour SA	7,890	111,249
Coles Group Ltd.	19,507	267,555
Costco Wholesale Corp.	4,613	4,566,593
Dollar General Corp.	2,286	261,473
Dollar Tree, Inc.*	2,101	208,083
J Sainsbury plc	25,573	101,728
Jeronimo Martins SGPS SA	4,120	104,246
Kesko OYJ, Class B	3,973	97,999
Kobe Bussan Co. Ltd.	2,159	67,137
Koninklijke Ahold Delhaize NV	13,278	555,249
Kroger Co. (The)	6,918	496,228
Marks & Spencer Group plc	30,105	146,451
MatsukiyoCocokara & Co.	4,871	100,376
Seven & i Holdings Co. Ltd.	32,165	518,866
Sysco Corp.	5,084	385,062
Target Corp.	4,762	469,771
Tesco plc	97,857	539,040
Walgreens Boots Alliance, Inc.	7,454	85,572
Walmart, Inc.	45,206	4,420,243
Woolworths Group Ltd.	17,767	363,780

		14,157,736

Food Products (0.7%)
Ajinomoto Co., Inc.	13,128	356,358
Archer-Daniels-Midland Co.	4,973	262,475
Associated British Foods plc	4,789	135,285
Barry Callebaut AG (Registered) (x)	52	56,624
Bunge Global SA	1,387	111,348
Campbell’s Co. (The)	2,045	62,679
Chocoladefabriken Lindt & Spruengli AG	14	235,554
Chocoladefabriken Lindt & Spruengli AG (Registered)	2	333,228
Conagra Brands, Inc.	4,960	101,531
Danone SA	9,390	767,188
General Mills, Inc.	5,729	296,819
Hershey Co. (The)	1,535	254,733
Hormel Foods Corp.	3,024	91,476
J M Smucker Co. (The)	1,106	108,609
JDE Peet’s NV	2,485	70,955

Kellanova	2,794	222,207
Kerry Group plc, Class A	2,400	265,039
Kikkoman Corp.	9,836	91,390
Kraft Heinz Co. (The)	9,066	234,084
Lamb Weston Holdings, Inc.	1,482	76,842
Lotus Bakeries NV	6	57,743
McCormick & Co., Inc. (Non-Voting)	2,624	198,952
Meiji Holdings Co. Ltd.	3,441	76,153
Mondelez International, Inc., Class A	13,443	906,596
Mowi ASA	6,771	130,726
Nestle SA (Registered)	38,125	3,787,754
Nissin Foods Holdings Co. Ltd.	2,821	58,681
Orkla ASA	10,198	110,890
Salmar ASA	973	42,166
Tyson Foods, Inc., Class A	2,974	166,366
WH Group Ltd. (m)	121,158	116,528
Wilmar International Ltd.	27,563	62,215
Yakult Honsha Co. Ltd.	3,781	71,219

		9,920,413

Household Products (0.5%)
Church & Dwight Co., Inc.	2,556	245,657
Clorox Co. (The)	1,280	153,690
Colgate-Palmolive Co.	8,434	766,651
Essity AB, Class B	8,761	242,618
Henkel AG & Co. KGaA	1,512	109,535
Henkel AG & Co. KGaA (Preference) (q)	2,462	193,321
Kimberly-Clark Corp.	3,447	444,387
Procter & Gamble Co. (The)	24,369	3,882,469
Reckitt Benckiser Group plc	9,917	674,503
Unicharm Corp.	16,234	117,298

		6,830,129

Personal Care Products (0.3%)
Beiersdorf AG	1,443	181,197
Estee Lauder Cos., Inc. (The), Class A	2,434	196,667
Kao Corp. (x)	6,784	304,186
Kenvue, Inc.	19,925	417,030
L’Oreal SA	3,499	1,496,570
Shiseido Co. Ltd. (x)	5,839	104,348
Unilever plc	36,399	2,210,867

		4,910,865

Tobacco (0.4%)
Altria Group, Inc.	17,613	1,032,650
British American Tobacco plc	28,823	1,370,097
Imperial Brands plc	11,377	449,291
Japan Tobacco, Inc. (x)	17,417	513,783
Philip Morris International, Inc.	16,159	2,943,039

		6,308,860

Total Consumer Staples		51,960,964

Energy (1.7%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	10,290	394,519
Halliburton Co.	9,021	183,848
Schlumberger NV	14,558	492,060
Tenaris SA (x)	5,920	111,401

		1,181,828

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

Oil, Gas & Consumable Fuels (1.6%)
Aker BP ASA	4,597	$117,577
APA Corp. (x)	3,845	70,325
BP plc	233,020	1,169,709
Chevron Corp.	17,369	2,487,067
ConocoPhillips	13,259	1,189,863
Coterra Energy, Inc.	7,653	194,233
Devon Energy Corp.	6,827	217,167
Diamondback Energy, Inc.	1,942	266,831
ENEOS Holdings, Inc.	39,664	196,964
Eni SpA	32,036	519,258
EOG Resources, Inc.	5,845	699,121
EQT Corp.	6,201	361,642
Equinor ASA	12,185	308,391
Expand Energy Corp.	2,185	255,514
Exxon Mobil Corp.	45,238	4,876,656
Galp Energia SGPS SA	6,070	111,328
Hess Corp.	2,872	397,887
Idemitsu Kosan Co. Ltd.	11,888	72,234
Inpex Corp. (x)	12,846	180,641
Kinder Morgan, Inc.	20,089	590,617
Marathon Petroleum Corp.	3,284	545,505
Neste OYJ	6,154	83,510
Occidental Petroleum Corp.	7,021	294,952
OMV AG	2,142	116,520
ONEOK, Inc.	6,448	526,350
Phillips 66	4,292	512,036
Repsol SA (x)	16,838	246,640
Santos Ltd.	47,248	238,197
Shell plc	87,104	3,053,049
Targa Resources Corp.	2,266	394,465
Texas Pacific Land Corp.	196	207,052
TotalEnergies SE	29,728	1,824,443
Valero Energy Corp.	3,290	442,242
Williams Cos., Inc. (The)	12,668	795,677
Woodside Energy Group Ltd.	27,616	429,486

		23,993,149

Total Energy		25,174,977

Financials (9.3%)
Banks (3.7%)
ABN AMRO Bank NV (CVA) (m)	6,666	182,485
AIB Group plc	30,486	250,838
ANZ Group Holdings Ltd.	43,217	829,406
Banco Bilbao Vizcaya Argentaria SA	83,857	1,289,564
Banco BPM SpA	16,532	193,025
Banco de Sabadell SA	78,355	249,482
Banco Santander SA	220,478	1,824,997
Bank Hapoalim BM	18,250	350,122
Bank Leumi Le-Israel BM	21,811	405,488
Bank of America Corp.	68,812	3,256,184
Bank of Ireland Group plc	14,331	204,009
Bankinter SA (x)	9,807	127,998
Banque Cantonale Vaudoise (Registered)	438	50,482
Barclays plc	208,034	963,187
BNP Paribas SA	14,808	1,331,256
BOC Hong Kong Holdings Ltd.	53,595	232,815
BPER Banca SpA	14,477	131,582
CaixaBank SA	57,392	497,167
Chiba Bank Ltd. (The) (x)	8,190	75,897

Citigroup, Inc.	19,507	1,660,436
Citizens Financial Group, Inc.	4,543	203,299
Commerzbank AG	12,922	407,631
Commonwealth Bank of Australia	24,351	2,960,916
Concordia Financial Group Ltd.	14,977	97,472
Credit Agricole SA	15,402	291,464
Danske Bank A/S	10,032	409,120
DBS Group Holdings Ltd.	30,587	1,080,348
DNB Bank ASA	13,025	360,018
Erste Group Bank AG	4,478	381,372
Fifth Third Bancorp	6,961	286,306
FinecoBank Banca Fineco SpA	8,897	197,395
Hang Seng Bank Ltd.	11,002	164,821
HSBC Holdings plc	257,169	3,112,781
Huntington Bancshares, Inc.	15,108	253,210
ING Groep NV	45,783	1,004,502
Intesa Sanpaolo SpA	220,191	1,268,728
Israel Discount Bank Ltd., Class A	17,887	178,217
Japan Post Bank Co. Ltd.	26,252	283,475
JPMorgan Chase & Co.	29,058	8,424,205
KBC Group NV	3,340	344,885
KeyCorp	10,352	180,332
Lloyds Banking Group plc	874,834	921,045
M&T Bank Corp.	1,724	334,439
Mediobanca Banca di Credito Finanziario SpA (x)	7,273	169,074
Mitsubishi UFJ Financial Group, Inc.	166,792	2,296,785
Mizrahi Tefahot Bank Ltd.	2,262	147,406
Mizuho Financial Group, Inc.	34,711	962,474
National Australia Bank Ltd.	44,548	1,154,006
NatWest Group plc	117,491	824,755
Nordea Bank Abp	45,695	678,751
Oversea-Chinese Banking Corp. Ltd.	49,585	636,045
PNC Financial Services Group, Inc. (The)	4,115	767,118
Regions Financial Corp.	9,447	222,193
Resona Holdings, Inc.	30,203	279,368
Skandinaviska Enskilda Banken AB, Class A	23,080	402,764
Societe Generale SA	10,476	599,117
Standard Chartered plc	29,359	486,417
Sumitomo Mitsui Financial Group, Inc.	53,694	1,354,981
Sumitomo Mitsui Trust Group, Inc.	9,315	248,327
Svenska Handelsbanken AB, Class A	21,213	283,523
Swedbank AB, Class A	12,348	326,943
Truist Financial Corp.	13,676	587,931
UniCredit SpA	20,226	1,355,893
United Overseas Bank Ltd.	18,142	513,655
US Bancorp	16,212	733,593
Wells Fargo & Co.	34,179	2,738,422
Westpac Banking Corp.	49,795	1,109,680

		56,131,622

Capital Markets (1.8%)
3i Group plc	14,158	800,680
Ameriprise Financial, Inc.	1,000	533,730
Amundi SA (m)	896	72,509
ASX Ltd.	2,827	129,795
Bank of New York Mellon Corp. (The)	7,458	679,498
Blackrock, Inc.	1,513	1,587,515

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

Blackstone, Inc.	7,606	$1,137,706
Cboe Global Markets, Inc.	1,088	253,733
Charles Schwab Corp. (The)	17,710	1,615,860
CME Group, Inc.	3,745	1,032,197
Coinbase Global, Inc., Class A*	2,181	764,419
CVC Capital Partners plc (m)	3,092	63,302
Daiwa Securities Group, Inc.	19,440	138,303
Deutsche Bank AG (Registered)	26,920	798,151
Deutsche Boerse AG	2,739	893,392
EQT AB (x)	5,417	180,874
Euronext NV (m)	1,137	194,337
FactSet Research Systems, Inc.	395	176,676
Franklin Resources, Inc. (x)	3,221	76,821
Futu Holdings Ltd. (ADR)	904	111,725
Goldman Sachs Group, Inc. (The)	3,243	2,295,233
Hong Kong Exchanges & Clearing Ltd.	17,481	932,623
Intercontinental Exchange, Inc.	5,971	1,095,499
Invesco Ltd.	4,656	73,425
Japan Exchange Group, Inc.	14,438	146,430
Julius Baer Group Ltd.	2,997	202,608
KKR & Co., Inc.	7,015	933,205
London Stock Exchange Group plc	6,933	1,012,089
Macquarie Group Ltd.	5,266	792,737
MarketAxess Holdings, Inc.	392	87,549
Moody’s Corp.	1,609	807,058
Morgan Stanley	12,859	1,811,319
MSCI, Inc.	807	465,429
Nasdaq, Inc.	4,301	384,595
Nomura Holdings, Inc.	43,721	289,034
Northern Trust Corp.	2,037	258,271
Partners Group Holding AG	330	430,462
Raymond James Financial, Inc.	1,917	294,010
S&P Global, Inc.	3,274	1,726,348
SBI Holdings, Inc.	4,009	140,032
Schroders plc	10,543	52,301
Singapore Exchange Ltd.	12,300	143,943
State Street Corp.	2,998	318,807
T. Rowe Price Group, Inc.	2,314	223,301
UBS Group AG (Registered)	47,856	1,619,426

		27,776,957

Consumer Finance (0.2%)
American Express Co.	5,768	1,839,877
Capital One Financial Corp.	6,620	1,408,471
Synchrony Financial	4,040	269,630

		3,517,978

Financial Services (1.8%)
Adyen NV (m)*	366	671,872
Apollo Global Management, Inc.	4,645	658,986
Banca Mediolanum SpA	3,253	56,022
Berkshire Hathaway, Inc., Class B*	19,049	9,253,433
Corpay, Inc.*	724	240,238
Edenred SE	3,514	108,823
Eurazeo SE	585	41,725
EXOR NV	1,286	129,671
Fidelity National Information Services, Inc.	5,505	448,162
Fiserv, Inc.*	5,912	1,019,288
Global Payments, Inc.	2,573	205,943
Groupe Bruxelles Lambert NV	1,208	102,880
Industrivarden AB, Class A	1,734	62,902

Industrivarden AB, Class C (x)	2,252	81,336
Infratil Ltd.	13,379	86,445
Investor AB, Class B	25,174	744,372
Jack Henry & Associates, Inc.	758	136,569
L E Lundbergforetagen AB, Class B	1,106	55,131
M&G plc	33,230	117,226
Mastercard, Inc., Class A	8,464	4,756,260
Mitsubishi HC Capital, Inc.	12,828	94,469
Nexi SpA (m)	7,158	42,783
ORIX Corp.	16,960	383,942
PayPal Holdings, Inc.*	10,281	764,084
Sofina SA	224	73,881
Visa, Inc., Class A	17,910	6,358,945
Washington H Soul Pattinson & Co. Ltd. (x)	3,477	96,135
Wise plc, Class A*	9,693	138,373

		26,929,896

Insurance (1.8%)
Admiral Group plc	3,788	170,027
Aegon Ltd.	19,236	139,308
Aflac, Inc.	5,144	542,486
Ageas SA/NV	2,171	146,663
AIA Group Ltd.	155,655	1,395,947
Allianz SE (Registered)	5,619	2,277,564
Allstate Corp. (The)	2,754	554,408
American International Group, Inc.	6,166	527,748
Aon plc, Class A	2,248	801,996
Arch Capital Group Ltd.	3,896	354,731
Arthur J Gallagher & Co.	2,643	846,077
ASR Nederland NV	2,152	142,920
Assurant, Inc.	533	105,262
Aviva plc	38,949	331,045
AXA SA	25,776	1,265,220
Baloise Holding AG (Registered)	600	141,559
Brown & Brown, Inc.	2,466	273,405
Chubb Ltd.	3,873	1,122,086
Cincinnati Financial Corp.	1,616	240,655
Dai-ichi Life Holdings, Inc.	51,146	389,264
Erie Indemnity Co., Class A	259	89,819
Everest Group Ltd.	447	151,913
Generali	12,554	446,745
Gjensidige Forsikring ASA	2,909	73,711
Globe Life, Inc.	872	108,381
Hannover Rueck SE	877	276,034
Hartford Insurance Group, Inc. (The)	2,989	379,214
Helvetia Holding AG (Registered)	540	126,654
Insurance Australia Group Ltd.	34,409	204,496
Japan Post Holdings Co. Ltd.	25,902	240,215
Japan Post Insurance Co. Ltd.	2,749	62,251
Legal & General Group plc	85,403	298,464
Loews Corp.	1,836	168,288
Marsh & McLennan Cos., Inc.	5,104	1,115,939
Medibank Pvt Ltd.	40,065	133,162
MetLife, Inc.	6,016	483,807
MS&AD Insurance Group Holdings, Inc.	18,759	420,760
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,946	1,262,135
NN Group NV	3,913	260,058

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

Phoenix Group Holdings plc	10,215	$92,332
Poste Italiane SpA (m)(x)	6,651	142,902
Principal Financial Group, Inc.	2,187	173,713
Progressive Corp. (The)	6,088	1,624,644
Prudential Financial, Inc.	3,679	395,272
Prudential plc	37,949	475,380
QBE Insurance Group Ltd.	21,962	338,086
Sampo OYJ, Class A	35,215	378,726
Sompo Holdings, Inc.	12,990	391,942
Suncorp Group Ltd.	15,755	224,077
Swiss Life Holding AG (Registered)	418	422,820
Swiss Re AG	4,387	758,305
T&D Holdings, Inc.	7,124	156,822
Talanx AG	939	121,560
Tokio Marine Holdings, Inc.	26,742	1,134,824
Travelers Cos., Inc. (The)	2,356	630,324
Tryg A/S	4,932	127,393
Unipol Assicurazioni SpA	5,219	103,435
W.R. Berkley Corp.	3,120	229,226
Willis Towers Watson plc	1,037	317,840
Zurich Insurance Group AG	2,130	1,488,812

		27,798,852

Total Financials		142,155,305

Health Care (5.4%)
Biotechnology (0.7%)
AbbVie, Inc.	18,346	3,405,385
Amgen, Inc.	5,583	1,558,830
Argenx SE*	888	491,420
Biogen, Inc.*	1,521	191,022
CSL Ltd.	7,044	1,110,231
Genmab A/S*	933	193,708
Gilead Sciences, Inc.	12,952	1,435,988
Grifols SA*	4,339	52,900
Incyte Corp.*	1,669	113,659
Moderna, Inc.*	3,519	97,089
Regeneron Pharmaceuticals, Inc.	1,093	573,825
Swedish Orphan Biovitrum AB*	2,848	86,756
Vertex Pharmaceuticals, Inc.*	2,669	1,188,239

		10,499,052

Health Care Equipment & Supplies (1.2%)
Abbott Laboratories	18,025	2,451,580
Alcon AG	7,268	643,032
Align Technology, Inc.*	729	138,022
Baxter International, Inc.	5,306	160,666
Becton Dickinson & Co.	2,984	513,994
BioMerieux	603	83,390
Boston Scientific Corp.*	15,317	1,645,199
Cochlear Ltd.	951	188,033
Coloplast A/S, Class B	1,835	174,294
Cooper Cos., Inc. (The)*	2,074	147,586
Demant A/S*	1,244	51,891
Dexcom, Inc.*	4,060	354,397
DiaSorin SpA	326	34,891
Edwards Lifesciences Corp.*	6,129	479,349
EssilorLuxottica SA	4,327	1,187,089
Fisher & Paykel Healthcare Corp. Ltd.	8,529	187,419
GE HealthCare Technologies, Inc.	4,752	351,981
Hologic, Inc.*	2,332	151,953

Hoya Corp.	4,997	595,282
IDEXX Laboratories, Inc.*	851	456,425
Insulet Corp.*	729	229,037
Intuitive Surgical, Inc.*	3,706	2,013,877
Koninklijke Philips NV	12,102	290,956
Medtronic plc	13,326	1,161,627
Olympus Corp.	16,552	197,123
ResMed, Inc.	1,526	393,708
Siemens Healthineers AG (m)	4,921	272,792
Smith & Nephew plc	12,106	184,951
Solventum Corp.*	1,436	108,906
Sonova Holding AG (Registered)	737	219,581
STERIS plc	1,021	245,265
Straumann Holding AG (Registered)	1,624	211,942
Stryker Corp.	3,569	1,412,003
Sysmex Corp.	7,325	127,878
Terumo Corp.	19,418	357,333
Zimmer Biomet Holdings, Inc.	2,069	188,713

		17,612,165

Health Care Providers & Services (0.7%)
Cardinal Health, Inc.	2,510	421,680
Cencora, Inc.	1,794	537,931
Centene Corp.*	5,154	279,759
Cigna Group (The)	2,845	940,500
CVS Health Corp.	13,103	903,845
DaVita, Inc.*	457	65,100
Elevance Health, Inc.	2,410	937,394
Fresenius Medical Care AG	3,201	183,441
Fresenius SE & Co. KGaA	6,144	308,889
HCA Healthcare, Inc.	1,858	711,800
Henry Schein, Inc.*	1,296	94,673
Humana, Inc.	1,254	306,578
Labcorp Holdings, Inc.	867	227,596
McKesson Corp.	1,302	954,080
Molina Healthcare, Inc.*	577	171,888
NMC Health plc (r)*	3,800	—
Quest Diagnostics, Inc.	1,154	207,293
Sigma Healthcare Ltd.	67,176	132,193
Sonic Healthcare Ltd.	6,639	117,058
UnitedHealth Group, Inc.	9,564	2,983,681
Universal Health Services, Inc., Class B	610	110,501

		10,595,880

Health Care Technology (0.0%)†
M3, Inc.	6,433	88,696
Pro Medicus Ltd.	836	156,855

		245,551

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	2,965	349,900
Bio-Techne Corp.	1,643	84,532
Charles River Laboratories International, Inc.*	531	80,569
Danaher Corp.	6,651	1,313,839
Eurofins Scientific SE	1,723	122,669
IQVIA Holdings, Inc.*	1,739	274,049
Lonza Group AG (Registered)	1,051	748,396
Mettler-Toledo International, Inc.*	217	254,914
QIAGEN NV*	3,144	151,417
Revvity, Inc.	1,265	122,351
Sartorius AG (Preference) (q)	381	96,941

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

Sartorius Stedim Biotech	425	$101,527
Thermo Fisher Scientific, Inc.	3,975	1,611,703
Waters Corp.*	617	215,358
West Pharmaceutical Services, Inc.	753	164,756

		5,692,921

Pharmaceuticals (2.4%)
Astellas Pharma, Inc.	26,365	259,338
AstraZeneca plc	22,564	3,134,414
Bayer AG (Registered)	14,288	429,768
Bristol-Myers Squibb Co.	21,089	976,210
Chugai Pharmaceutical Co. Ltd.	9,736	508,756
Daiichi Sankyo Co. Ltd.	24,942	582,826
Eisai Co. Ltd.	3,866	111,358
Eli Lilly & Co.	8,188	6,382,792
Galderma Group AG	1,557	225,666
GSK plc	59,884	1,142,577
Haleon plc	131,259	674,566
Hikma Pharmaceuticals plc	2,421	66,065
Ipsen SA	549	65,381
Johnson & Johnson	25,021	3,821,958
Kyowa Kirin Co. Ltd. (x)	3,393	58,091
Merck & Co., Inc.	26,289	2,081,037
Merck KGaA	1,880	243,600
Novartis AG (Registered)	27,665	3,353,133
Novo Nordisk A/S, Class B	46,865	3,252,710
Ono Pharmaceutical Co. Ltd.	5,466	59,175
Orion OYJ, Class B	1,577	118,610
Otsuka Holdings Co. Ltd. (x)	6,436	319,599
Pfizer, Inc.	58,893	1,427,566
Recordati Industria Chimica e Farmaceutica SpA	1,673	105,236
Roche Holding AG (BMV Mexico Stock Exchange)	10,223	3,329,288
Roche Holding AG (OTC US Exchange)	466	161,510
Sandoz Group AG	6,079	332,661
Sanofi SA	16,154	1,564,342
Shionogi & Co. Ltd.	11,049	199,029
Takeda Pharmaceutical Co. Ltd.	23,127	710,649
Teva Pharmaceutical Industries Ltd. (ADR)*	16,681	279,574
UCB SA	1,839	361,655
Viatris, Inc.	12,404	110,768
Zoetis, Inc.	4,654	725,791

		37,175,699

Total Health Care		81,821,268

Industrials (6.5%)
Aerospace & Defense (1.4%)
Airbus SE	8,646	1,805,314
Axon Enterprise, Inc.*	753	623,439
BAE Systems plc	43,825	1,134,850
Boeing Co. (The)*	7,795	1,633,286
Dassault Aviation SA	285	100,782
Elbit Systems Ltd.	390	173,447
GE Aerospace	11,154	2,870,928
General Dynamics Corp.	2,637	769,107
Howmet Aerospace, Inc.	4,209	783,421
Huntington Ingalls Industries, Inc.	407	98,274
Kongsberg Gruppen ASA	6,375	247,204
L3Harris Technologies, Inc.	1,957	490,894

Leonardo SpA	5,886	331,279
Lockheed Martin Corp.	2,177	1,008,256
Melrose Industries plc	18,552	135,170
MTU Aero Engines AG	783	347,905
Northrop Grumman Corp.	1,414	706,972
Rheinmetall AG	650	1,375,905
Rolls-Royce Holdings plc	123,358	1,638,412
RTX Corp.	13,844	2,021,501
Saab AB, Class B	4,660	259,871
Safran SA	5,239	1,702,656
Singapore Technologies Engineering Ltd.	22,401	137,242
Textron, Inc.	1,897	152,310
Thales SA	1,348	396,334
TransDigm Group, Inc.	583	886,533

		21,831,292

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	1,234	118,402
Deutsche Post AG	13,963	644,915
DSV A/S	2,973	714,412
Expeditors International of Washington, Inc.	1,455	166,234
FedEx Corp.	2,303	523,495
InPost SA*	3,273	54,361
SG Holdings Co. Ltd. (x)	4,694	52,366
United Parcel Service, Inc., Class B	7,601	767,245

		3,041,430

Building Products (0.4%)
A.O. Smith Corp.	1,227	80,455
AGC, Inc. (x)	2,807	82,394
Allegion plc	903	130,140
Assa Abloy AB, Class B	14,577	454,833
Builders FirstSource, Inc.*	1,196	139,561
Carrier Global Corp.	8,392	614,211
Cie de Saint-Gobain SA	6,533	766,784
Daikin Industries Ltd.	3,885	459,304
Geberit AG (Registered)	486	382,209
Johnson Controls International plc	6,830	721,385
Kingspan Group plc	2,251	191,443
Lennox International, Inc.	333	190,889
Masco Corp.	2,203	141,785
Nibe Industrier AB, Class B	22,047	94,006
ROCKWOOL A/S, Class B	1,374	64,299
Trane Technologies plc	2,331	1,019,603

		5,533,301

Commercial Services & Supplies (0.3%)
Brambles Ltd.	19,965	307,738
Cintas Corp.	3,565	794,532
Copart, Inc.*	9,112	447,126
Dai Nippon Printing Co. Ltd.	5,769	87,734
Rentokil Initial plc	36,727	177,505
Republic Services, Inc.	2,109	520,100
Rollins, Inc.	2,919	164,690
Secom Co. Ltd.	6,125	220,450
Securitas AB, Class B	7,155	107,012
TOPPAN Holdings, Inc.	3,429	93,461
Veralto Corp.	2,570	259,441
Waste Management, Inc.	3,796	868,601

		4,048,390

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA (x)	2,569	$178,392
Bouygues SA	2,757	124,708
Eiffage SA	998	140,190
Ferrovial SE	7,428	396,016
Kajima Corp.	6,188	161,699
Obayashi Corp.	9,417	142,918
Quanta Services, Inc.	1,534	579,975
Skanska AB, Class B	4,951	115,233
Taisei Corp.	2,265	132,120
Vinci SA	7,201	1,061,150

		3,032,401

Electrical Equipment (0.8%)
ABB Ltd. (Registered)	23,011	1,372,047
AMETEK, Inc.	2,404	435,028
Eaton Corp. plc	4,107	1,466,158
Emerson Electric Co.	5,860	781,314
Fuji Electric Co. Ltd.	1,927	89,040
Fujikura Ltd.	3,708	194,946
GE Vernova, Inc.	2,867	1,517,073
Generac Holdings, Inc.*	620	88,790
Hubbell, Inc., Class B	558	227,893
Legrand SA	3,892	520,350
Mitsubishi Electric Corp.	27,688	598,155
Nidec Corp.	12,177	237,190
Prysmian SpA	4,087	289,049
Rockwell Automation, Inc.	1,175	390,300
Schneider Electric SE	7,957	2,116,412
Siemens Energy AG*	9,883	1,141,583
Vestas Wind Systems A/S	14,691	220,397

		11,685,725

Ground Transportation (0.4%)
Central Japan Railway Co.	11,283	253,232
CSX Corp.	20,041	653,938
East Japan Railway Co.	13,221	285,343
Grab Holdings Ltd., Class A*	34,519	173,631
Hankyu Hanshin Holdings, Inc.	3,267	88,932
JB Hunt Transport Services, Inc.	826	118,614
MTR Corp. Ltd.	22,828	82,007
Norfolk Southern Corp.	2,353	602,297
Old Dominion Freight Line, Inc.	1,952	316,810
Tokyo Metro Co. Ltd. (x)	4,268	49,717
Tokyu Corp.	7,320	87,125
Uber Technologies, Inc.*	21,710	2,025,543
Union Pacific Corp.	6,280	1,444,902
West Japan Railway Co.	6,520	149,502

		6,331,593

Industrial Conglomerates (0.5%)
3M Co.	5,642	858,938
CK Hutchison Holdings Ltd.	38,967	239,760
DCC plc	1,440	93,454
Hikari Tsushin, Inc.	254	75,069
Hitachi Ltd.	66,626	1,945,504
Honeywell International, Inc.	6,758	1,573,803
Investment AB Latour, Class B	2,154	56,736
Jardine Matheson Holdings Ltd. (London Stock Exchange)	2,201	100,300
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	100	4,806

Keppel Ltd.	20,897	121,947
Lifco AB, Class B	3,391	137,204
Sekisui Chemical Co. Ltd.	5,521	100,141
Siemens AG (Registered)	11,059	2,835,316
Smiths Group plc	4,883	150,542
Swire Pacific Ltd., Class A	5,279	45,225

		8,338,745

Machinery (1.1%)
Alfa Laval AB	4,209	176,975
Alstom SA*	5,035	117,433
Atlas Copco AB, Class A	39,067	631,165
Atlas Copco AB, Class B	22,702	322,621
Caterpillar, Inc.	4,967	1,928,239
Cummins, Inc.	1,429	467,997
Daifuku Co. Ltd. (x)	4,732	122,305
Daimler Truck Holding AG	6,910	326,969
Deere & Co.	2,632	1,338,346
Dover Corp.	1,426	261,286
Epiroc AB, Class A	9,588	208,160
Epiroc AB, Class B	5,673	108,532
FANUC Corp.	13,768	376,695
Fortive Corp.	3,546	184,853
GEA Group AG	2,131	149,107
Hoshizaki Corp. (x)	1,559	53,870
IDEX Corp.	787	138,174
IHI Corp.	2,100	228,075
Illinois Tool Works, Inc.	2,776	686,366
Indutrade AB	3,975	108,483
Ingersoll Rand, Inc.	4,187	348,275
Knorr-Bremse AG	1,055	101,967
Komatsu Ltd.	13,162	432,960
Kone OYJ, Class B	4,943	325,367
Kubota Corp. (x)	14,236	160,347
Makita Corp.	3,415	105,600
Metso OYJ	9,045	116,987
Minebea Mitsumi, Inc.	5,308	78,014
Mitsubishi Heavy Industries Ltd.	46,585	1,167,820
Nordson Corp.	564	120,905
Otis Worldwide Corp.	4,121	408,061
PACCAR, Inc.	5,450	518,077
Parker-Hannifin Corp.	1,338	934,553
Pentair plc	1,717	176,267
Rational AG	74	62,064
Sandvik AB	15,508	355,535
Schindler Holding AG	592	220,102
Schindler Holding AG (Registered)	342	123,921
SKF AB, Class B	4,963	113,886
SMC Corp.	821	296,690
Snap-on, Inc.	544	169,282
Spirax Group plc	1,071	87,545
Stanley Black & Decker, Inc.	1,602	108,535
Techtronic Industries Co. Ltd.	21,217	233,253
Toyota Industries Corp.	2,337	264,526
Trelleborg AB, Class B	2,944	109,565
VAT Group AG (m)	393	165,779
Volvo AB, Class B	23,103	648,092
Wartsila OYJ Abp	7,317	172,726
Westinghouse Air Brake Technologies Corp.	1,776	371,806
Xylem, Inc.	2,525	326,634
Yangzijiang Shipbuilding Holdings Ltd.	38,063	66,457

		16,827,249

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

Marine Transportation (0.1%)
AP Moller - Maersk A/S, Class A	43	$79,432
AP Moller - Maersk A/S, Class B (x)	62	115,263
Kawasaki Kisen Kaisha Ltd. (x)	5,128	72,787
Kuehne + Nagel International AG (Registered) (x)	703	152,083
Mitsui OSK Lines Ltd. (x)	5,041	168,728
Nippon Yusen KK (x)	6,383	229,957
SITC International Holdings Co. Ltd.	19,277	61,760

		880,010

Passenger Airlines (0.1%)
ANA Holdings, Inc.	2,293	44,943
Delta Air Lines, Inc.	6,668	327,932
Deutsche Lufthansa AG (Registered)	8,716	73,717
International Consolidated Airlines Group SA (x)	18,080	84,891
Japan Airlines Co. Ltd.	2,069	42,262
Qantas Airways Ltd.	10,786	76,241
Ryanair Holdings plc	12,366	349,888
Singapore Airlines Ltd.	21,362	117,101
Southwest Airlines Co.	6,159	199,798
United Airlines Holdings, Inc.*	3,418	272,175

		1,588,948

Professional Services (0.5%)
Automatic Data Processing, Inc.	4,228	1,303,915
Broadridge Financial Solutions, Inc.	1,216	295,524
Bureau Veritas SA	4,622	157,563
Computershare Ltd.	7,654	200,945
Dayforce, Inc.*	1,652	91,504
Equifax, Inc.	1,289	334,328
Experian plc	13,354	687,755
Intertek Group plc	2,380	154,851
Jacobs Solutions, Inc.	1,274	167,467
Leidos Holdings, Inc.	1,363	215,027
Paychex, Inc.	3,330	484,382
Paycom Software, Inc.	489	113,155
Randstad NV (x)	1,579	72,911
Recruit Holdings Co. Ltd.	20,521	1,216,255
RELX plc	26,879	1,452,574
SGS SA (Registered)	2,343	237,711
Teleperformance SE	784	76,024
Verisk Analytics, Inc.	1,468	457,282
Wolters Kluwer NV	3,469	580,052

		8,299,225

Trading Companies & Distributors (0.4%)
AddTech AB, Class B	3,781	128,686
AerCap Holdings NV	2,677	313,209
Ashtead Group plc	6,283	402,671
Beijer Ref AB, Class B (x)	5,599	88,386
Brenntag SE	1,785	118,168
Bunzl plc	4,766	151,775
Fastenal Co.	11,918	500,556
IMCD NV	860	115,537
ITOCHU Corp.	17,255	905,377
Marubeni Corp.	20,554	415,776
Mitsubishi Corp.	49,756	997,849
Mitsui & Co. Ltd.	35,913	734,944
MonotaRO Co. Ltd.	3,696	73,019

Reece Ltd. (x)	3,289	31,063
Rexel SA	3,254	100,196
SGH Ltd.	2,960	105,335
Sumitomo Corp.	15,839	410,150
Toyota Tsusho Corp.	9,244	209,844
United Rentals, Inc.	679	511,559
W.W. Grainger, Inc.	461	479,551

		6,793,651

Transportation Infrastructure (0.1%)
Aena SME SA (m)	10,910	291,214
Aeroports de Paris SA	504	63,168
Auckland International Airport Ltd.	24,558	115,938
Getlink SE	4,251	82,072
Transurban Group	45,208	415,956

		968,348

Total Industrials		99,200,308

Information Technology (13.4%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	10,735	1,098,298
Cisco Systems, Inc.	41,390	2,871,638
F5, Inc.*	599	176,298
Juniper Networks, Inc.	3,441	137,399
Motorola Solutions, Inc.	1,737	730,339
Nokia OYJ	77,455	401,995
Telefonaktiebolaget LM Ericsson, Class B	40,402	345,648

		5,761,615

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	12,586	1,242,868
CDW Corp.	1,385	247,347
Corning, Inc.	8,012	421,351
Halma plc	5,523	242,597
Hexagon AB, Class B	30,195	303,709
Jabil, Inc.	1,138	248,198
Keyence Corp.	2,791	1,121,013
Keysight Technologies, Inc.*	1,797	294,456
Kyocera Corp.	18,721	225,359
Murata Manufacturing Co. Ltd.	24,240	362,577
Omron Corp.	2,515	68,007
Ralliant Corp.*	1,182	57,315
Shimadzu Corp.	3,398	84,286
TDK Corp.	28,290	333,084
TE Connectivity plc	3,101	523,046
Teledyne Technologies, Inc.*	484	247,958
Trimble, Inc.*	2,554	194,053
Yokogawa Electric Corp.	3,276	87,698
Zebra Technologies Corp., Class A*	534	164,664

		6,469,586

IT Services (0.6%)
Accenture plc, Class A	6,500	1,942,785
Akamai Technologies, Inc.*	1,561	124,505
Capgemini SE	2,367	404,430
Cognizant Technology Solutions Corp., Class A	5,140	401,074
EPAM Systems, Inc.*	589	104,147
Fujitsu Ltd.	25,559	623,866
Gartner, Inc.*	798	322,568
GoDaddy, Inc., Class A*	1,467	264,148

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

International Business Machines Corp.	9,609	$2,832,541
NEC Corp.	17,817	521,995
Nomura Research Institute Ltd.	5,520	221,674
NTT Data Group Corp.	4,055	112,607
Obic Co. Ltd.	4,744	184,845
Otsuka Corp.	3,271	66,701
SCSK Corp.	2,244	67,754
TIS, Inc.	3,050	102,468
VeriSign, Inc.	845	244,036
Wix.com Ltd.*	769	121,856

		8,664,000

Semiconductors & Semiconductor Equipment (5.2%)
Advanced Micro Devices, Inc.*	16,841	2,389,738
Advantest Corp.	11,192	828,102
Analog Devices, Inc.	5,156	1,227,231
Applied Materials, Inc.	8,446	1,546,209
ASM International NV	682	436,547
ASML Holding NV	5,731	4,574,363
BE Semiconductor Industries NV	1,181	176,747
Broadcom, Inc.	48,713	13,427,738
Disco Corp.	1,321	391,058
Enphase Energy, Inc.*	1,377	54,598
First Solar, Inc.*	1,113	184,246
Infineon Technologies AG	18,994	808,036
Intel Corp.	44,999	1,007,978
KLA Corp.	1,381	1,237,017
Lam Research Corp.	13,340	1,298,516
Lasertec Corp.	1,149	154,870
Microchip Technology, Inc.	5,589	393,298
Micron Technology, Inc.	11,579	1,427,112
Monolithic Power Systems, Inc.	497	363,496
NVIDIA Corp.	254,508	40,209,719
NXP Semiconductors NV	2,641	577,032
ON Semiconductor Corp.*	4,380	229,556
QUALCOMM, Inc.	11,494	1,830,534
Renesas Electronics Corp.	24,455	303,809
SCREEN Holdings Co. Ltd.	1,166	95,220
Skyworks Solutions, Inc.	1,670	124,448
STMicroelectronics NV	9,847	300,827
Teradyne, Inc.	1,692	152,145
Texas Instruments, Inc.	9,460	1,964,085
Tokyo Electron Ltd.	6,528	1,254,783

		78,969,058

Software (4.5%)
Adobe, Inc.*	4,524	1,750,245
ANSYS, Inc.*	909	319,259
Autodesk, Inc.*	2,234	691,579
Cadence Design Systems, Inc.*	2,850	878,227
Check Point Software Technologies Ltd.*	1,261	278,996
Crowdstrike Holdings, Inc., Class A*	2,560	1,303,834
CyberArk Software Ltd.*	683	277,899
Dassault Systemes SE	9,748	352,862
Fair Isaac Corp.*	254	464,302
Fortinet, Inc.*	6,611	698,915
Gen Digital, Inc.	5,636	165,698
Intuit, Inc.	2,909	2,291,216
Microsoft Corp.	77,257	38,428,404
Monday.com Ltd.*	591	185,858

Nemetschek SE	840	121,706
Nice Ltd.*	920	156,097
Oracle Corp.	552	65,873
Oracle Corp. (Moscow Stock Exchange)	16,859	3,685,883
Palantir Technologies, Inc., Class A*	21,302	2,903,889
Palo Alto Networks, Inc.*	6,881	1,408,128
PTC, Inc.*	1,250	215,425
Roper Technologies, Inc.	1,114	631,460
Sage Group plc (The)	14,374	246,729
Salesforce, Inc.	9,945	2,711,902
SAP SE	15,194	4,620,310
ServiceNow, Inc.*	2,141	2,201,119
Synopsys, Inc.*	1,606	823,364
Temenos AG (Registered)	820	58,649
Trend Micro, Inc.	1,819	126,024
Tyler Technologies, Inc.*	445	263,814
WiseTech Global Ltd.	2,920	209,534
Workday, Inc., Class A*	2,224	533,760
Xero Ltd.*	2,116	250,398

		69,321,358

Technology Hardware, Storage & Peripherals (2.3%)
Apple, Inc.	156,115	32,030,115
Canon, Inc.	13,595	395,469
Dell Technologies, Inc., Class C	3,242	397,469
FUJIFILM Holdings Corp.	16,262	354,815
Hewlett Packard Enterprise Co.	13,760	281,392
HP, Inc.	9,746	238,387
Logitech International SA (Registered)	2,213	199,252
NetApp, Inc.	2,113	225,140
Ricoh Co. Ltd.	7,880	74,721
Seagate Technology Holdings plc	2,200	317,526
Super Micro Computer, Inc. (x)*	5,233	256,469
Western Digital Corp.	3,615	231,324

		35,002,079

Total Information Technology		204,187,696

Materials (1.7%)
Chemicals (0.9%)
Air Liquide SA	8,416	1,736,273
Air Products and Chemicals, Inc.	2,312	652,123
Akzo Nobel NV	2,485	173,876
Albemarle Corp. (x)	1,222	76,583
Arkema SA	830	61,155
Asahi Kasei Corp.	17,900	127,657
BASF SE	12,981	640,080
CF Industries Holdings, Inc.	1,808	166,336
Corteva, Inc.	7,125	531,026
Covestro AG*	2,612	185,839
Croda International plc	1,930	77,463
Dow, Inc.	7,314	193,675
DSM-Firmenich AG	2,705	287,600
DuPont de Nemours, Inc.	4,344	297,955
Eastman Chemical Co.	1,197	89,368
Ecolab, Inc.	2,619	705,663
EMS-Chemie Holding AG (Registered) (x)	102	77,003
Evonik Industries AG	3,960	81,632
Givaudan SA (Registered)	134	648,679

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

ICL Group Ltd.	11,263	$77,209
International Flavors & Fragrances, Inc.	2,671	196,452
Linde plc	4,948	2,321,503
LyondellBasell Industries NV, Class A (x)	2,694	155,875
Mitsubishi Chemical Group Corp.	19,751	103,963
Mosaic Co. (The)	3,301	120,420
Nippon Paint Holdings Co. Ltd. (x)	13,805	111,203
Nippon Sanso Holdings Corp.	2,485	94,271
Nitto Denko Corp.	10,240	198,500
Novonesis Novozymes B	5,125	367,438
PPG Industries, Inc.	2,411	274,251
Sherwin-Williams Co. (The)	2,408	826,811
Shin-Etsu Chemical Co. Ltd.	26,232	869,269
Sika AG (Registered)	2,217	601,855
Syensqo SA	1,063	81,992
Symrise AG, Class A	1,932	202,865
Toray Industries, Inc.	20,197	138,541
Yara International ASA	2,409	88,909

		13,641,313

Construction Materials (0.2%)
Amrize Ltd.*	7,581	378,166
Heidelberg Materials AG	1,946	457,197
Holcim AG	7,581	562,759
James Hardie Industries plc (CHDI) (x)*	6,254	171,640
Martin Marietta Materials, Inc.	635	348,590
Vulcan Materials Co.	1,372	357,845

		2,276,197

Containers & Packaging (0.1%)
Amcor plc	15,020	138,034
Avery Dennison Corp.	835	146,517
Ball Corp.	3,101	173,935
International Paper Co.	5,479	256,582
Packaging Corp. of America	927	174,693
SIG Group AG	4,449	82,201
Smurfit WestRock plc	5,138	221,705

		1,193,667

Metals & Mining (0.5%)
Anglo American plc	16,216	478,566
Antofagasta plc	5,737	142,496
ArcelorMittal SA	6,824	215,990
BHP Group Ltd.	73,859	1,786,428
BlueScope Steel Ltd.	6,381	97,054
Boliden AB*	4,135	128,977
Evolution Mining Ltd.	29,131	149,354
Fortescue Ltd.	24,628	247,672
Freeport-McMoRan, Inc.	14,934	647,389
Glencore plc	149,131	580,542
JFE Holdings, Inc. (x)	8,357	97,321
Newmont Corp.	11,831	689,274
Nippon Steel Corp.	14,078	267,179
Norsk Hydro ASA	20,459	116,794
Northern Star Resources Ltd.	19,752	241,146
Nucor Corp.	2,440	316,078
Rio Tinto Ltd.	5,399	380,671
Rio Tinto plc	16,417	956,602
South32 Ltd.	65,652	125,738

Steel Dynamics, Inc.	1,471	188,303
Sumitomo Metal Mining Co. Ltd. (x)	3,546	87,662

		7,941,236

Paper & Forest Products (0.0%)†
Holmen AB, Class B	1,109	43,981
Mondi plc	6,421	104,840
Stora Enso OYJ, Class R	8,472	92,052
Svenska Cellulosa AB SCA, Class B	8,838	114,902
UPM-Kymmene OYJ	7,765	211,839

		567,614

Total Materials		25,620,027

Real Estate (1.1%)
Diversified REITs (0.0%)†
Covivio SA (REIT)	812	51,220
Land Securities Group plc (REIT)	10,295	89,169
Stockland (REIT)	34,912	123,159

		263,548

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	1,601	116,280
Healthpeak Properties, Inc. (REIT)	7,270	127,298
Ventas, Inc. (REIT)	4,543	286,890
Welltower, Inc. (REIT)	6,331	973,265

		1,503,733

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	7,265	111,590

Industrial REITs (0.1%)
CapitaLand Ascendas REIT (REIT)	54,665	115,220
Goodman Group (REIT)	29,542	665,730
Prologis, Inc. (REIT)	9,632	1,012,516
Segro plc (REIT)	18,704	174,481

		1,967,947

Office REITs (0.0%)†
BXP, Inc. (REIT)	1,512	102,015
Gecina SA (REIT)	670	73,635
Nippon Building Fund, Inc. (REIT) (x)	111	102,440

		278,090

Real Estate Management & Development (0.3%)
Azrieli Group Ltd.	617	56,730
CapitaLand Investment Ltd.	33,918	70,690
CBRE Group, Inc., Class A*	3,072	430,449
CK Asset Holdings Ltd.	28,118	123,935
CoStar Group, Inc.*	4,380	352,152
Daito Trust Construction Co. Ltd.	840	91,434
Daiwa House Industry Co. Ltd.	8,142	280,098
Fastighets AB Balder, Class B*	10,445	77,568
Henderson Land Development Co. Ltd.	20,839	72,871
Hongkong Land Holdings Ltd.	16,030	92,493
Hulic Co. Ltd. (x)	6,710	67,680
LEG Immobilien SE	1,123	99,676
Mitsubishi Estate Co. Ltd.	15,455	290,093
Mitsui Fudosan Co. Ltd.	38,423	372,210
Sagax AB, Class B	3,197	72,990
Sino Land Co. Ltd.	52,205	55,531

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

Sumitomo Realty & Development Co. Ltd.	4,540	$175,509
Sun Hung Kai Properties Ltd.	21,288	244,203
Swiss Prime Site AG (Registered)	1,167	174,730
Vonovia SE	11,235	395,837
Wharf Holdings Ltd. (The)	15,346	46,723
Wharf Real Estate Investment Co. Ltd.	23,960	67,760

		3,711,362

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	1,476	300,366
Camden Property Trust (REIT)	1,109	124,974
Equity Residential (REIT)	3,551	239,657
Essex Property Trust, Inc. (REIT)	668	189,311
Invitation Homes, Inc. (REIT)	5,921	194,209
Mid-America Apartment Communities, Inc. (REIT)	1,215	179,832
UDR, Inc. (REIT)	3,129	127,757

		1,356,106

Retail REITs (0.2%)
CapitaLand Integrated Commercial Trust (REIT)	85,580	146,055
Federal Realty Investment Trust (REIT)	801	76,087
Kimco Realty Corp. (REIT)	7,062	148,443
Klepierre SA (REIT)	3,130	123,293
Link REIT (REIT)	37,801	201,767
Realty Income Corp. (REIT)	9,095	523,963
Regency Centers Corp. (REIT)	1,696	120,806
Scentre Group (REIT)	75,774	177,539
Simon Property Group, Inc. (REIT)	3,187	512,342
Unibail-Rodamco-Westfield (REIT)	1,769	169,079
Vicinity Ltd. (REIT)	56,421	91,720

		2,291,094

Specialized REITs (0.3%)
American Tower Corp. (REIT)	4,856	1,073,273
Crown Castle, Inc. (REIT)	4,516	463,929
Digital Realty Trust, Inc. (REIT)	3,289	573,371
Equinix, Inc. (REIT)	1,012	805,016
Extra Space Storage, Inc. (REIT)	2,203	324,810
Iron Mountain, Inc. (REIT)	3,053	313,146
Public Storage (REIT)	1,638	480,622
SBA Communications Corp. (REIT)	1,117	262,316
VICI Properties, Inc. (REIT), Class A	10,955	357,133
Weyerhaeuser Co. (REIT)	7,540	193,703

		4,847,319

Total Real Estate		16,330,789

Utilities (1.5%)
Electric Utilities (0.9%)
Acciona SA	359	64,617
Alliant Energy Corp.	2,667	161,273
American Electric Power Co., Inc.	5,541	574,934
BKW AG	307	67,053
Chubu Electric Power Co., Inc.	9,344	115,563
CK Infrastructure Holdings Ltd.	9,037	59,806
CLP Holdings Ltd.	23,562	198,402
Constellation Energy Corp.	3,251	1,049,293

Contact Energy Ltd.	11,678	64,065
Duke Energy Corp.	8,064	951,552
Edison International	4,023	207,587
EDP SA	45,651	197,998
Elia Group SA/NV, Class B	714	82,213
Endesa SA (x)	4,621	146,370
Enel SpA	118,309	1,122,701
Entergy Corp.	4,456	370,383
Evergy, Inc.	2,390	164,743
Eversource Energy	3,812	242,519
Exelon Corp.	10,447	453,609
FirstEnergy Corp.	5,330	214,586
Fortum OYJ	6,527	122,170
Iberdrola SA	84,342	1,618,422
Kansai Electric Power Co., Inc. (The)	13,797	163,738
NextEra Energy, Inc.	21,371	1,483,575
NRG Energy, Inc.	2,105	338,021
Origin Energy Ltd.	25,062	177,976
PG&E Corp.	22,796	317,776
Pinnacle West Capital Corp.	1,182	105,754
Power Assets Holdings Ltd.	20,375	130,946
PPL Corp.	7,673	260,038
Redeia Corp. SA (x)	5,904	126,226
Southern Co. (The)	11,387	1,045,668
SSE plc	16,090	404,393
Terna - Rete Elettrica Nazionale (x)	20,469	210,397
Verbund AG	991	76,053
Xcel Energy, Inc.	5,968	406,421

		13,496,841

Gas Utilities (0.1%)
APA Group	18,977	102,041
Atmos Energy Corp.	1,650	254,281
Hong Kong & China Gas Co. Ltd.	162,641	136,536
Osaka Gas Co. Ltd.	5,318	136,380
Snam SpA (x)	29,336	177,689
Tokyo Gas Co. Ltd.	4,821	160,427

		967,354

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	7,389	77,732
EDP Renovaveis SA	4,588	51,207
Meridian Energy Ltd.	19,023	68,413
Orsted A/S (m)*	2,446	105,043
RWE AG	9,196	383,793
Vistra Corp.	3,536	685,312

		1,371,500

Multi-Utilities (0.4%)
Ameren Corp.	2,805	269,392
CenterPoint Energy, Inc.	6,773	248,840
Centrica plc	73,123	162,151
CMS Energy Corp.	3,105	215,114
Consolidated Edison, Inc.	3,601	361,360
Dominion Energy, Inc.	8,730	493,420
DTE Energy Co.	2,154	285,319
E.ON SE	32,653	600,994
Engie SA	26,564	623,474
National Grid plc	73,349	1,068,745
NiSource, Inc.	4,884	197,021
Public Service Enterprise Group, Inc.	5,178	435,884

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

Sembcorp Industries Ltd.	12,824	$69,087
Sempra	6,582	498,718
Veolia Environnement SA	9,156	326,256
WEC Energy Group, Inc.	3,301	343,964

		6,199,739

Water Utilities (0.0%)†
American Water Works Co., Inc.	2,025	281,698
Severn Trent plc	4,039	151,577
United Utilities Group plc	9,920	155,434

		588,709

Total Utilities		22,624,143

Total Common Stocks (54.0%) (Cost $319,794,511)		821,170,298

EXCHANGE TRADED FUNDS (ETF):
Equity (4.1%)
SPDR S&P MidCap 400 ETF Trust (x)	109,787	62,192,140

Total Exchange Traded Funds (4.1%) (Cost $55,273,908)		62,192,140

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (2.5%)
FHLB
3.250%, 11/16/28	$5,940,000	5,858,981
4.750%, 12/8/28	3,125,000	3,219,385
FHLMC
6.750%, 3/15/31	2,759,000	3,146,333
6.250%, 7/15/32	5,522,000	6,254,834
FNMA
1.875%, 9/24/26	8,398,000	8,193,046
7.250%, 5/15/30	10,000,000	11,506,291

Total U.S. Government Agency Securities		38,178,870

U.S. Treasury Obligations (36.4%)
U.S. Treasury Bonds
6.125%, 11/15/27	18,708,100	19,728,333
5.250%, 11/15/28	8,782,400	9,198,394
U.S. Treasury Notes
2.000%, 11/15/26#	36,573,500	35,658,822
1.250%, 12/31/26	8,201,200	7,893,639
1.500%, 1/31/27	6,580,200	6,346,538
2.250%, 2/15/27	12,890,700	12,574,568
1.875%, 2/28/27	6,847,700	6,636,647
2.375%, 5/15/27	26,341,100	25,685,620
2.250%, 8/15/27	24,314,100	23,579,863
2.250%, 11/15/27	24,429,600	23,619,133
3.875%, 12/31/27	9,807,700	9,847,948
2.750%, 2/15/28	5,963,500	5,819,866
4.000%, 2/29/28	9,855,300	9,927,721
3.500%, 4/30/28	18,603,400	18,499,301
2.875%, 5/15/28	8,942,200	8,740,715
3.625%, 5/31/28	7,186,600	7,169,737
4.000%, 6/30/28	4,387,500	4,424,523
2.875%, 8/15/28	1,412,600	1,377,656
4.375%, 8/31/28	7,191,400	7,332,977
4.625%, 9/30/28	6,018,300	6,184,425

4.875%, 10/31/28	1,409,600	1,460,254
3.125%, 11/15/28	3,406,400	3,342,427
4.375%, 11/30/28	6,858,800	7,001,301
3.750%, 12/31/28	9,966,000	9,972,389
4.000%, 1/31/29	10,533,900	10,627,514
2.625%, 2/15/29	7,103,500	6,839,329
4.250%, 2/28/29	9,177,000	9,338,330
4.125%, 3/31/29	8,120,500	8,229,470
4.625%, 4/30/29	9,507,600	9,804,655
2.375%, 5/15/29	9,798,200	9,319,173
4.500%, 5/31/29	8,577,000	8,810,187
4.250%, 6/30/29	5,912,400	6,022,001
1.625%, 8/15/29	14,741,600	13,571,117
3.500%, 9/30/29	5,904,300	5,843,995
1.750%, 11/15/29	9,426,900	8,678,243
1.500%, 2/15/30	9,471,600	8,568,972
0.625%, 5/15/30	8,669,500	7,455,760
0.625%, 8/15/30	15,094,900	12,868,672
4.625%, 9/30/30	6,341,800	6,579,366
0.875%, 11/15/30	8,067,900	6,915,735
4.375%, 11/30/30	4,812,800	4,936,111
3.750%, 12/31/30	6,164,200	6,133,133
1.625%, 5/15/31	13,136,200	11,580,816
1.250%, 8/15/31	7,053,800	6,033,488
1.375%, 11/15/31	9,648,000	8,254,982
1.875%, 2/15/32	11,983,700	10,527,307
2.875%, 5/15/32	11,419,200	10,654,868
2.750%, 8/15/32	10,241,500	9,447,983
4.125%, 11/15/32	9,730,200	9,795,769
3.500%, 2/15/33	9,499,900	9,159,061
3.375%, 5/15/33	7,338,500	6,996,229
3.875%, 8/15/33	9,333,000	9,192,716
4.500%, 11/15/33	2,487,200	2,555,349
4.000%, 2/15/34	7,649,700	7,572,869
4.375%, 5/15/34	8,995,400	9,138,664
3.875%, 8/15/34	11,358,100	11,093,670
4.625%, 2/15/35	6,018,400	6,212,220
4.250%, 5/15/35	1,973,500	1,976,892

Total U.S. Treasury Obligations		552,757,443

Total Long-Term Debt Securities (38.9%) (Cost $603,553,667)		590,936,313

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.9%)
Allspring Government Money Market Fund, Select Shares 4.26% (7 day yield) (xx)	5,000,000	5,000,000
BlackRock Liquidity FedFund, Institutional Shares 4.22% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	33,320,648	33,320,648
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.23% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		44,320,648

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)

U.S. Treasury Obligations (1.0%)
U.S. Treasury Bills 2.78%, 7/3/25 (p)	$15,563,300	$15,559,694

Total Short-Term Investments (3.9%) (Cost $59,880,344)		59,880,342

Total Investments in Securities (100.9%) (Cost $1,038,502,430)		1,534,179,093
Other Assets Less Liabilities (-0.9%)		(14,221,856)

Net Assets (100%)		$1,519,957,237

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $14,624,861.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the market value or fair value, as applicable, of these securities amounted to $3,444,997 or 0.2% of net assets.

(p)	Yield to maturity.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $58,547,362. This was collateralized by $16,933,481 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/15/25 – 2/15/55 and by cash of $44,320,648 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS) Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
EUR	— European Currency Unit
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	110	9/2025	USD	6,902,434	(19,067)
MSCI EAFE E-Mini Index	13	9/2025	USD	1,743,105	21,773
Russell 2000 E-Mini Index	582	9/2025	USD	63,778,470	1,415,994
SPI 200 Index	5	9/2025	AUD	702,328	(328)
TOPIX Index	15	9/2025	JPY	2,974,376	63,669

					1,482,041

Short Contracts
FTSE 100 Index	(44)	9/2025	GBP	(5,308,559)	69,525
S&P 500 E-Mini Index	(8)	9/2025	USD	(2,501,500)	(60,736)
U.S. Treasury 2 Year Note	(130)	9/2025	USD	(27,043,047)	(107,779)
U.S. Treasury 5 Year Note	(27)	9/2025	USD	(2,943,000)	(42,010)
U.S. Treasury 10 Year Note	(211)	9/2025	USD	(23,658,375)	(334,637)

					(475,637)

					1,006,404

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CHF	3,879,575	USD	4,778,090	Goldman Sachs Bank USA	7/9/2025	115,686
CHF	3,556,261	USD	4,320,028	JPMorgan Chase Bank	7/9/2025	165,913
EUR	5,725,930	USD	6,560,708	Goldman Sachs Bank USA	7/9/2025	187,255
EUR	10,325,088	USD	11,676,954	JPMorgan Chase Bank	7/9/2025	491,080
EUR	10,855,058	USD	12,380,639	Morgan Stanley	7/9/2025	411,960
EUR	14,140,856	USD	16,362,314	UBS AG	7/9/2025	302,572
GBP	15,390,156	USD	20,571,714	Citibank NA	7/16/2025	554,981
GBP	7,741,620	USD	10,486,819	Morgan Stanley	7/16/2025	140,419
AUD	11,966,894	USD	7,824,937	Morgan Stanley	8/21/2025	59,364
AUD	16,841,869	USD	10,991,576	UBS AG	8/21/2025	104,565
NZD	6,619,858	USD	4,013,666	Goldman Sachs Bank USA	8/21/2025	28,450
NOK	189,494,486	USD	18,703,802	UBS AG	9/4/2025	103,849

Total unrealized appreciation						2,666,094

USD	27,638,587	CHF	22,550,185	Bank of America	7/9/2025	(806,680)
USD	5,107,652	CHF	4,176,781	Deutsche Bank AG	7/9/2025	(161,026)
USD	21,639,433	EUR	19,416,163	JPMorgan Chase Bank	7/9/2025	(1,242,360)
USD	9,843,217	GBP	7,274,293	Barclays Bank plc	7/16/2025	(142,502)
USD	4,697,647	GBP	3,532,456	Citibank NA	7/16/2025	(151,499)
USD	20,538,811	GBP	15,134,718	Morgan Stanley	7/16/2025	(237,233)
USD	12,235,458	AUD	18,779,972	JPMorgan Chase Bank	8/21/2025	(137,589)
USD	4,804,044	NZD	7,926,254	JPMorgan Chase Bank	8/21/2025	(35,764)
USD	1,106,376	JPY	161,329,598	Morgan Stanley	8/27/2025	(21,249)
USD	8,317,797	SEK	78,659,743	Morgan Stanley	9/4/2025	(32,263)

Total unrealized depreciation						(2,968,165)

Net unrealized depreciation						(302,071)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$56,332,529	$12,323,715	$—		$68,656,244
Consumer Discretionary	56,691,443	26,747,134	—		83,438,577
Consumer Staples	30,375,162	21,585,802	—		51,960,964
Energy	16,395,629	8,779,348	—		25,174,977
Financials	76,988,717	65,166,588	—		142,155,305
Health Care	51,300,291	30,520,977	—	(a)	81,821,268
Industrials	47,623,143	51,577,165	—		99,200,308
Information Technology	181,748,582	22,439,114	—		204,187,696
Materials	10,266,986	15,353,041	—		25,620,027
Real Estate	11,097,521	5,233,268	—		16,330,789
Utilities	12,995,787	9,628,356	—		22,624,143
Exchange Traded Fund	62,192,140	—	—		62,192,140
Forward Currency Contracts	—	2,666,094	—		2,666,094

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Futures	$1,570,961	$—	$—	$1,570,961
Short-Term Investments
Investment Companies	44,320,648	—	—	44,320,648
U.S. Treasury Obligations	—	15,559,694	—	15,559,694
U.S. Government Agency Securities	—	38,178,870	—	38,178,870
U.S. Treasury Obligations	—	552,757,443	—	552,757,443

Total Assets	$659,899,539	$878,516,609	$—	$1,538,416,148

Liabilities:
Forward Currency Contracts	$—	$(2,968,165)	$—	$(2,968,165)
Futures	(564,557)	—	—	(564,557)

Total Liabilities	$(564,557)	$(2,968,165)	$—	$(3,532,722)

Total	$659,334,982	$875,548,444	$—	$1,534,883,426

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	$2,666,094
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	1,570,961	*

Total		$4,237,055

	Liability Derivatives
Interest rate contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(484,426	)*
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(2,968,165)
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	(80,131	)*

Total		$(3,532,722)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(817,375)	$—	$(817,375)
Foreign exchange contracts	—	(3,202,972)	(3,202,972)
Equity contracts	(16,268,903)	—	(16,268,903)

Total	$(17,086,278)	$(3,202,972)	$(20,289,250)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(787,757)	$—	$(787,757)
Foreign exchange contracts	—	(368,292)	(368,292)
Equity contracts	4,995,707	—	4,995,707

Total	$4,207,950	$(368,292)	$3,839,658

^ The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$90,192,000
Average notional value of contracts — short	70,732,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$143,251,000
Average settlement value sold — in USD	164,605,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Citibank NA	$554,981	$(151,499)	$—	$403,482
Goldman Sachs Bank USA	331,391	—	—	331,391
JPMorgan Chase Bank	656,993	(656,993)	—	—
Morgan Stanley	611,743	(290,745)	—	320,998
UBS AG	510,986	—	—	510,986

Total	$2,666,094	$(1,099,237)	$—	$1,566,857

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$806,681	$—	$—	$806,681
Barclays Bank plc	142,502	—	—	142,502
Citibank NA	151,499	(151,499)	—	—
Deutsche Bank AG	161,026	—	—	161,026
JPMorgan Chase Bank	1,415,712	(656,993)	—	758,719
Morgan Stanley	290,745	(290,745)	—	—

Total	$2,968,165	$(1,099,237)	$—	$1,868,928

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$20,585,810
Long-term U.S. government debt securities	49,479,592

$70,065,402

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$118,370,600
Long-term U.S. government debt securities	105,539,569

$223,910,169

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$545,487,956
Aggregate gross unrealized depreciation	(52,306,431)

Net unrealized appreciation	$493,181,525

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,041,701,901

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $1,038,502,430)	$1,534,179,093
Cash	33,680,424
Foreign cash (Cost $675,922)	688,637
Dividends, interest and other receivables	7,052,767
Unrealized appreciation on forward foreign currency contracts	2,666,094
Receivable for Portfolio shares sold	364,120
Securities lending income receivable	16,134
Due from broker for futures variation margin	8,179
Other assets	23,591

Total assets	1,578,679,039

LIABILITIES
Payable for return of collateral on securities loaned	44,320,648
Payable for securities purchased	8,561,103
Unrealized depreciation on forward foreign currency contracts	2,968,165
Payable for Portfolio shares repurchased	1,474,758
Investment management fees payable	891,554
Distribution fees payable – Class IB	307,422
Administrative fees payable	146,771
Accrued expenses	51,381

Total liabilities	58,721,802

Commitments and contingent liabilities^
NET ASSETS	$1,519,957,237

Net assets were comprised of:
Paid in capital	$1,206,612,807
Total distributable earnings (loss)	313,344,430

Net assets	$1,519,957,237

Class IB
Net asset value, offering and redemption price per share, $1,519,957,237 / 113,585,152 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.38

(x)	Includes value of securities on loan of $58,547,362.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest	$9,825,005
Dividends (net of $653,605 foreign withholding tax)	9,382,443
Securities lending (net)	60,885

Total income	19,268,333

EXPENSES
Investment management fees	5,435,676
Distribution fees – Class IB	1,876,357
Administrative fees	934,886
Custodian fees	70,988
Printing and mailing expenses	57,042
Professional fees	56,475
Trustees’ fees	25,329
Miscellaneous	20,121

Total expenses	8,476,874

NET INVESTMENT INCOME (LOSS)	10,791,459

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	32,621,773
Futures contracts	(17,086,278)
Forward foreign currency contracts	(3,202,972)
Foreign currency transactions	(1,370,973)

Net realized gain (loss)	10,961,550

Change in unrealized appreciation (depreciation) on:
Investments in securities	60,165,512
Futures contracts	4,207,950
Forward foreign currency contracts	(368,292)
Foreign currency translations	307,348

Net change in unrealized appreciation (depreciation)	64,312,518

NET REALIZED AND UNREALIZED GAIN (LOSS)	75,274,068

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$86,065,527

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,791,459	$20,141,421
Net realized gain (loss)	10,961,550	123,009,871
Net change in unrealized appreciation (depreciation)	64,312,518	25,831,230

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	86,065,527	168,982,522

Distributions to shareholders:
Class IB	—	(122,195,544)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 3,228,794 and 9,712,388 shares, respectively ]	41,525,314	126,168,307
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,394,527 shares, respectively ]	—	122,195,544
Capital shares repurchased [ (16,640,240) and (24,079,841) shares, respectively ]	(210,693,275)	(313,451,522)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(169,167,961)	(65,087,671)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(83,102,434)	(18,300,693)
NET ASSETS:
Beginning of period	1,603,059,671	1,621,360,364

End of period	$1,519,957,237	$1,603,059,671

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023		2022		2021		2020
Net asset value, beginning of period	$12.62		$12.29		$11.02		$13.41		$12.50		$13.38

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.16		0.12		0.09		0.08	(aa)	0.10
Net realized and unrealized gain (loss)	0.67		1.18		1.30		(2.06)		1.42		0.45

Total from investment operations	0.76		1.34		1.42		(1.97)		1.50		0.55

Less distributions:
Dividends from net investment income	—		(0.22)		(0.12)		(0.07)		(0.19)		(0.10)
Distributions from net realized gains	—		(0.79)		(0.03)		(0.35)		(0.39)		(1.33)
Return of capital	—		—		—		—		(0.01)		—

Total dividends and distributions	—		(1.01)		(0.15)		(0.42)		(0.59)		(1.43)

Net asset value, end of period	$13.38		$12.62		$12.29		$11.02		$13.41		$12.50

Total return (b)	6.02%		10.75%		12.96%		(14.63)%		12.04%		4.43%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,519,957		$1,603,060		$1,621,360		$1,584,799		$2,365,665		$2,355,365
Ratio of expenses to average net assets (a)(f)	1.13	%(j)	1.13	%(j)	1.13	%(k)	1.12	%(o)	1.10	%(jj)	1.11	%(o)
Ratio of net investment income (loss) to average net assets (a)(f)	1.44%		1.22%		1.01%		0.73%		0.62	%(bb)	0.76%
Portfolio turnover rate^	5	%(z)	19%		12%		24%		19%		11%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.14% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.13% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class IB.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.11% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $0.07.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratio for class IB would have been 0.11% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (5.1%)
ACM Auto Trust,
Series 2024-2A A 6.060%, 2/20/29§	$959,123	$961,774
Series 2025-1A A 5.380%, 6/20/29§	687,385	687,936
Affirm Asset Securitization Trust,
Series 2024-X1 A 6.270%, 5/15/29§	93,429	93,476
Series 2024-X2 A 5.220%, 12/17/29§	725,929	725,873
Amur Equipment Finance Receivables XI LLC,
Series 2022-2A A2 5.300%, 6/21/28§	191,372	191,734
Brex Commercial Charge Card Master Trust,
Series 2024-1 A1 6.050%, 7/15/27§	1,478,000	1,485,837
Carvana Auto Receivables Trust,
Series 2021-N1 C 1.300%, 1/10/28	388,620	376,968
Series 2021-N2 B 0.750%, 3/10/28	84,130	81,045
Series 2021-N3 C 1.020%, 6/12/28	155,727	148,904
Series 2024-P3 A2 4.610%, 11/10/27	905,519	905,346
CPS Auto Receivables Trust,
Series 2024-C A 5.880%, 2/15/28§	417,522	418,635
Enterprise Fleet Financing LLC,
Series 2023-2 A2 5.560%, 4/22/30§	1,161,970	1,168,978
Equify ABS LLC,
Series 2024-1A A 5.430%, 4/18/33§	980,449	980,867
First Investors Auto Owner Trust,
Series 2021-2A C 1.470%, 11/15/27§	2,457,129	2,421,789
Flagship Credit Auto Trust,
Series 2024-3 A 4.880%, 11/15/28§	599,844	600,815
Ford Credit Auto Owner Trust,
Series 2021-1 C 1.910%, 10/17/33§	1,168,000	1,137,573
GLS Auto Receivables Issuer Trust,
Series 2024-3A A2 5.350%, 8/16/27§	793,537	794,295
GLS Auto Select Receivables Trust,
Series 2024-2A A2 5.580%, 6/17/30§	1,603,551	1,616,966
Go Mortgage LLC, 1.433%, 8/15/26 (l)	712,675	703,681
2.435%, 8/15/26 (l)	876,000	867,695
2.638%, 8/15/26 (l)	98,000	96,207
Goldentree Loan Management US CLO Ltd.,
Series 2020-7A ARR 5.369%, 4/20/34 (l)§	2,550,000	2,547,529
Hardee’s Funding LLC,
Series 2018-1A A23 5.710%, 6/20/48§	1,315,434	1,301,798
HFX Funding Issuer LLC, 3.622%, 3/15/35 (l)	27,030	26,893
LAD Auto Receivables Trust,
Series 2022-1A A 5.210%, 6/15/27§	118,314	118,393
Lendbuzz Securitization Trust,
Series 2025-1A A1 4.576%, 2/15/26§	272,304	272,311
Series 2025-1A A2 5.100%, 10/15/30§	2,061,000	2,067,513
Lobel Automobile Receivables Trust,
Series 2025-1 A 5.060%, 11/15/27§	1,741,223	1,742,350
Marlette Funding Trust,
Series 2024-1A A 5.950%, 7/17/34§	125,043	125,232
Mission Lane Credit Card Master Trust,
Series 2024-A A1 6.200%, 8/15/29§	1,026,000	1,032,048
Series 2024-B A 5.880%, 1/15/30§	2,373,000	2,391,942
Nelnet Student Loan Trust,
Series 2021-CA AFX 1.320%, 4/20/62§	1,175,663	1,098,825
NMEF Funding LLC,
Series 2024-A A2 5.150%, 12/15/31§	1,729,790	1,731,523
Oportun Funding Trust,
Series 2024-3 A 5.260%, 8/15/29§	721,766	721,987
Series 2025-1 A 4.960%, 8/16/32§	1,081,282	1,079,199
Oportun Issuance Trust,
Series 2024-2 A 5.860%, 2/9/32§	266,321	266,575
Pagaya AI Debt Grantor Trust,
Series 2024-5 A 6.278%, 10/15/31§	501,696	504,690
Series 2024-9 B 5.306%, 3/15/32§	1,804,076	1,806,388
Series 2025-1 A 4.991%, 7/15/32 (l)§	262,535	262,757
Pagaya AI Debt Trust,
Series 2024-2 A 6.319%, 8/15/31§	425,481	429,520
Series 2024-3 A 6.258%, 10/15/31§	526,350	529,471
Prestige Auto Receivables Trust,
Series 2025-1A A2 4.870%, 12/15/27§	1,746,000	1,746,719
Prosper Marketplace Issuance Trust,
Series 2024-1A A 6.120%, 8/15/29§	277,057	277,438
Research-Driven Pagaya Motor Asset Trust VII,
Series 2022-3A A 5.380%, 11/25/30§	185,011	185,067
Research-Driven Pagaya Motor Trust,
Series 2024-1A A 7.090%, 6/25/32§	534,559	539,074

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Santander Bank Auto Credit-Linked Notes,
Series 2022-C B 6.451%, 12/15/32§	$54,852	$54,890
Santander Drive Auto Receivables Trust,
Series 2024-4 A2 5.410%, 7/15/27	525,837	526,220
Tesla Auto Lease Trust,
Series 2024-A A3 5.300%, 6/21/27§	759,000	760,654
Tricolor Auto Securitization Trust,
Series 2024-2A A 6.360%, 12/15/27§	246,330	246,961
Series 2025-1A A 4.940%, 2/15/29§	1,730,799	1,732,158
Wheels Fleet Lease Funding LLC,
Series 2024-1A A1 5.490%, 2/18/39§	1,942,521	1,961,503

Total Asset-Backed Securities		44,554,022

Collateralized Mortgage Obligations (3.7%)
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3 6.534%, 4/25/47 (l)§	247,246	250,624
Connecticut Avenue Securities,
Series 2025-R01 1A1 5.256%, 1/25/45 (l)§	2,206,859	2,203,416
Connecticut Avenue Securities Trust,
Series 2022-R05 2M1 6.205%, 4/25/42 (l)§	199,231	200,011
Series 2023-R02 1M1 6.605%, 1/25/43 (l)§	781,259	797,335
Series 2023-R05 1M1 6.206%, 6/25/43 (l)§	1,235,119	1,247,022
Series 2024-R02 1M1 5.405%, 2/25/44 (l)§	519,689	519,523
Series 2024-R03 2M1 5.456%, 3/25/44 (l)§	1,018,277	1,018,274
Series 2024-R04 1M1 5.405%, 5/25/44 (l)§	877,389	877,117
Series 2024-R05 2M1 5.305%, 7/25/44 (l)§	390,715	390,351
Series 2024-R06 1M1 5.355%, 9/25/44 (l)§	673,672	673,673
Series 2025-R02 1A1 5.306%, 2/25/45 (l)§	570,732	571,087
Series 2025-R03 2M1 5.905%, 3/25/45 (l)§	1,720,789	1,728,945
Series 2025-R04 1A1 5.305%, 5/25/45 (l)§	640,202	640,416
Series 2025-R04 1M1 5.505%, 5/25/45 (l)§	1,047,144	1,049,078
FHLMC,
Series 3305 FT 4.818%, 7/15/34 (l)	30,984	30,729
Series 3349 FE 4.908%, 7/15/37 (l)	624,492	619,796
Series 3807 FM 4.918%, 2/15/41 (l)	20,963	20,806
Series 3927 FH 4.868%, 9/15/41 (l)	24,113	23,873
Series 4087 FB 4.888%, 7/15/42 (l)	592,901	585,967
Series 4286 VF 4.868%, 12/15/43 (l)	482,388	476,080
Series 4350 KF 4.814%, 1/15/39 (l)	181,384	176,701
Series 4457 BA 3.000%, 7/15/39	1,972,703	1,885,668
Series 4459 CA 5.000%, 12/15/34	155,108	157,265
Series 4483 A 3.000%, 12/15/29	42,224	41,633
FHLMC STACR REMIC Trust,
Series 2021-HQA2 M2 6.355%, 12/25/33 (l)§	1,003,237	1,027,064
Series 2022-DNA7 M1A 6.805%, 3/25/52 (l)§	1,106,843	1,121,391
Series 2023-DNA1 M1A 6.406%, 3/25/43 (l)§	868,496	881,254
Series 2023-DNA2 M1A 6.406%, 4/25/43 (l)§	575,853	584,854
Series 2023-HQA2 M1A 6.305%, 6/25/43 (l)§	691,067	694,881
Series 2024-DNA3 A1 5.355%, 10/25/44 (l)§	1,546,720	1,546,715
Series 2024-HQA1 M1 5.555%, 3/25/44 (l)§	1,185,378	1,188,000
Series 2024-HQA2 M1 5.505%, 8/25/44 (l)§	1,701,300	1,701,828
Series 2025-DNA1 A1 5.255%, 1/25/45 (l)§	1,310,932	1,308,887
Series 2025-DNA2 A1 5.405%, 5/25/45 (l)§	620,299	620,529
Series 2025-DNA2 M1 5.505%, 5/25/45 (l)§	649,837	651,294
Series 2025-HQA1 A1 5.255%, 2/25/45 (l)§	1,631,559	1,629,014
FNMA,
Series 2006-42 CF 4.870%, 6/25/36 (l)	28,055	27,876
Series 2007-109 GF 5.100%, 12/25/37 (l)	47,862	47,790
Series 2010-39 FT 5.370%, 10/25/35 (l)	1,011,452	1,018,672
Series 2011-53 FT 5.000%, 6/25/41 (l)	99,542	99,062
Series 2011-86 KF 4.970%, 9/25/41 (l)	104,850	104,189
Series 2011-86 NF 4.970%, 9/25/41 (l)	41,197	41,014
Series 2012-65 FA 4.870%, 6/25/42 (l)	21,664	21,393
Series 2013-121 FA 4.820%, 12/25/43 (l)	325,093	321,989
Series 2014-49 AF 4.784%, 8/25/44 (l)	965,155	943,085
Series 2016-C02 1M2 10.420%, 9/25/28 (l)	85,068	86,800

Total Collateralized Mortgage Obligations		31,852,971

Commercial Mortgage-Backed Securities (1.4%)
BBCMS Mortgage Trust,
Series 2020-BID A 6.566%, 10/15/37 (l)§	3,190,000	3,190,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
BFLD Mortgage Trust,
Series 2021-FPM A 6.026%, 6/15/38 (l)§	$4,795,000	$4,795,000
CLNY Trust,
Series 2019-IKPR D 6.701%, 11/15/38 (l)§	1,232,000	1,176,558
GS Mortgage Securities Trust,
Series 2011-GC5 AS 5.209%, 8/10/44 (l)§	1,772,191	1,705,950
Series 2011-GC5 D 5.295%, 8/10/44 (l)§	49,051	37,154
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5 B 3.649%, 3/10/46 (l)§	1,033,347	956,120

Total Commercial Mortgage-Backed Securities		11,860,782

Corporate Bonds (8.3%)
Consumer Discretionary (0.8%)
Automobiles (0.5%)
BMW US Capital LLC 4.600%, 8/13/27§	1,419,000	1,425,223
Hyundai Capital America 5.950%, 9/21/26§	1,420,000	1,440,573
Mercedes-Benz Finance North America LLC 4.750%, 8/1/27§	1,403,000	1,412,148

		4,277,944

Hotels, Restaurants & Leisure (0.3%)
McDonald’s Corp. 5.000%, 5/17/29	880,000	903,138
Starbucks Corp. 4.850%, 2/8/27	1,415,000	1,426,522

		2,329,660

Total Consumer Discretionary		6,607,604

Consumer Staples (0.7%)
Beverages (0.2%)
Keurig Dr Pepper, Inc. 5.050%, 3/15/29	1,409,000	1,439,689

Food Products (0.2%)
Campbell’s Co. (The) 5.300%, 3/20/26	1,401,000	1,409,547

Tobacco (0.3%)
Altria Group, Inc. 4.875%, 2/4/28	1,403,000	1,420,119
Philip Morris International, Inc. 4.875%, 2/13/26	1,517,000	1,519,991

		2,940,110

Total Consumer Staples		5,789,346

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Continental Resources, Inc. 4.375%, 1/15/28	1,426,000	1,404,101
Kinder Morgan, Inc. 5.150%, 6/1/30	1,355,000	1,381,554

Total Energy		2,785,655

Financials (4.5%)
Banks (2.7%)
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.862%, 9/14/26 (k)	1,600,000	1,603,467
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.552%, 3/14/28 (k)	400,000	406,465
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28 (k)	600,000	595,908
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.365%, 7/15/28 (k)	400,000	407,160
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26 (k)§	424,000	425,319
Bank of Montreal
Series f2f
(SOFR + 0.88%), 4.567%, 9/10/27 (k)	1,466,000	1,470,657
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.05%), 7.325%, 11/2/26 (k)	986,000	994,377
(SOFR + 1.49%), 5.674%, 3/12/28 (k)	372,000	378,562
CaixaBank SA
(SOFR + 1.14%), 4.634%, 7/3/29 (k)§	1,297,000	1,299,241
Citigroup, Inc.
(SOFR + 1.14%), 4.643%, 5/7/28 (k)	1,299,000	1,300,653
HSBC Holdings plc
(SOFR + 2.11%), 4.755%, 6/9/28 (k)	1,051,000	1,054,171
ING Groep NV
(SOFR + 1.01%), 4.858%, 3/25/29 (k)	1,374,000	1,385,469
JPMorgan Chase & Co.
(SOFR + 1.19%), 5.040%, 1/23/28 (k)	1,396,000	1,408,189
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 5.087%, 11/26/28 (k)	568,000	574,852
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.871%, 3/6/29 (k)	810,000	836,738
Morgan Stanley Bank NA
(SOFR + 0.87%), 5.504%, 5/26/28 (k)	467,000	476,646
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.472%, 11/10/26 (k)	520,000	525,069
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.847%, 3/2/27 (k)	691,000	696,752
Santander Holdings USA, Inc.
(SOFR + 1.61%), 5.473%, 3/20/29 (k)	1,375,000	1,396,202

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Santander UK Group Holdings plc
(SOFR + 2.75%), 6.833%, 11/21/26 (k)	$1,509,000	$1,521,339
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.519%, 1/19/28 (k)§	1,392,000	1,411,190
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.187%, 7/6/27 (k)§	502,000	509,766
Sumitomo Mitsui Trust Bank Ltd. 4.450%, 9/10/27§	270,000	270,717
Toronto-Dominion Bank (The) 4.568%, 12/17/26	1,429,000	1,434,063
Wells Fargo Bank NA 4.811%, 1/15/26	1,396,000	1,397,328

		23,780,300

Capital Markets (0.6%)
Deutsche Bank AG
(SOFR + 3.19%), 6.119%, 7/14/26 (k)	589,000	589,342
(SOFR + 2.52%), 7.146%, 7/13/27 (k)	542,000	555,672
(SOFR + 1.21%), 5.373%, 1/10/29 (k)	231,000	234,792
Goldman Sachs Group, Inc. (The)
(SOFR + 1.32%), 4.937%, 4/23/28 (k)	724,000	729,574
Morgan Stanley
(SOFR + 1.01%), 5.652%, 4/13/28 (k)	942,000	962,802
Nomura Holdings, Inc. 5.709%, 1/9/26	912,000	916,187
UBS Group AG
(SOFR + 3.34%), 6.373%, 7/15/26 (k)§	910,000	910,000

		4,898,369

Consumer Finance (0.8%)
Ally Financial, Inc.
(United States SOFR Compounded Index + 1.96%), 5.737%, 5/15/29 (k)	812,000	825,139
American Express Co.
(United States SOFR Compounded Index + 0.75%), 5.645%, 4/23/27 (k)	661,000	667,161
(SOFR + 0.97%), 5.389%, 7/28/27 (k)	749,000	756,225
General Motors Financial Co., Inc. 5.400%, 5/8/27	497,000	504,191
5.000%, 7/15/27	783,000	787,733
Harley-Davidson Financial Services, Inc. 3.050%, 2/14/27§	608,000	588,116
6.500%, 3/10/28§	538,000	555,015
John Deere Capital Corp.
Series I 4.550%, 6/5/30	1,303,000	1,313,681
Synchrony Financial 3.950%, 12/1/27	895,000	879,224

		6,876,485

Financial Services (0.2%)
Nationwide Building Society
(SOFR + 1.29%), 2.972%, 2/16/28 (k)§	1,611,000	1,572,841

Insurance (0.2%)
Athene Global Funding 5.620%, 5/8/26§	1,410,000	1,422,283

Total Financials		38,550,278

Health Care (0.3%)
Health Care Providers & Services (0.2%)
Cencora, Inc. 4.625%, 12/15/27	1,436,000	1,446,789
Elevance Health, Inc. 5.150%, 6/15/29	316,000	324,824

		1,771,613

Pharmaceuticals (0.1%)
Bristol-Myers Squibb Co. 4.950%, 2/20/26	713,000	716,648

Total Health Care		2,488,261

Industrials (0.9%)
Aerospace & Defense (0.2%)
Boeing Co. (The) 3.250%, 2/1/28 (x)	1,743,000	1,690,332

Commercial Services & Supplies (0.1%)
Republic Services, Inc. 4.750%, 7/15/30	1,375,000	1,399,195

Industrial Conglomerates (0.2%)
Honeywell International, Inc. 4.650%, 7/30/27	1,403,000	1,416,442

Passenger Airlines (0.1%)
AS Mileage Plan IP Ltd. 5.021%, 10/20/29§	877,000	866,153

Trading Companies & Distributors (0.3%)
Aircastle Ltd. 5.950%, 2/15/29§	297,000	306,799
Aviation Capital Group LLC 1.950%, 1/30/26§	1,884,000	1,854,858
1.950%, 9/20/26§	623,000	602,699

		2,764,356

Total Industrials		8,136,478

Information Technology (0.4%)
IT Services (0.2%)
International Business Machines Corp. 4.650%, 2/10/28	1,403,000	1,418,766

Semiconductors & Semiconductor Equipment (0.1%)
Broadcom, Inc. 5.050%, 7/12/27	530,000	537,350
4.150%, 2/15/28	212,000	211,188

		748,538

Technology Hardware, Storage & Peripherals (0.1%)
Dell International LLC 4.350%, 2/1/30	1,407,000	1,393,594

Total Information Technology		3,560,898

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Materials (0.2%)
Metals & Mining (0.2%)
Glencore Funding LLC 5.338%, 4/4/27§	$502,000	$508,499
4.907%, 4/1/28§	686,000	692,640
5.186%, 4/1/30§	291,000	296,340

Total Materials		1,497,479

Real Estate (0.0%)†
Specialized REITs (0.0%)†
American Tower Corp. (REIT) 5.200%, 2/15/29	296,000	302,781

Total Real Estate		302,781

Utilities (0.2%)
Electric Utilities (0.2%)
Pacific Gas and Electric Co. 5.550%, 5/15/29	217,000	219,971
Vistra Operations Co. LLC 5.050%, 12/30/26§	200,000	200,977
Xcel Energy, Inc. 4.750%, 3/21/28	1,374,000	1,387,356

Total Utilities		1,808,304

Total Corporate Bonds		71,527,084

Mortgage-Backed Securities (0.4%)
FHLMC UMBS 3.500%, 10/1/49	595,274	545,837
3.500%, 11/1/49	3,081,972	2,822,092

Total Mortgage-Backed Securities		3,367,929

Municipal Bonds (0.0%)†
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A 4.839%, 1/1/41	18,000	16,845
Bay Area Toll Authority 6.263%, 4/1/49	7,000	7,361
Central Puget Sound Regional Transit Authority 5.491%, 11/1/39	6,000	6,113
City of Chicago, International Airport, Revenue Bonds, Series 2010B 6.395%, 1/1/40	6,000	6,615
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE 6.011%, 6/15/42	6,000	6,177
City of New York, General Obligation Bonds, Series 2009-A1
Series A-2 5.206%, 10/1/31	6,000	6,070
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG 5.724%, 6/15/42	8,000	7,993
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E 5.456%, 12/1/39	7,000	7,105
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E 6.750%, 8/1/49	6,000	6,706
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B 6.731%, 7/1/43	6,000	6,424
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A 6.637%, 4/1/57	36,000	38,870
Los Angeles Community College District 6.600%, 8/1/42	31,000	33,633
Massachusetts Clean Water Trust (The) 5.192%, 8/1/40	30,000	30,226
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A 6.668%, 11/15/39	8,000	8,651
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1 6.548%, 11/15/31	6,000	6,356
6.648%, 11/15/39	6,000	6,440
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D 7.462%, 10/1/46	9,000	10,409
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B 6.561%, 12/15/40	31,000	33,770
North Texas Tollway Authority 6.718%, 1/1/49	8,000	8,806
Ohio State University (The) 4.910%, 6/1/40	6,000	5,840
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B 5.511%, 12/1/45	9,000	8,925
5.561%, 12/1/49	7,000	6,910
San Diego County Water Authority 6.138%, 5/1/49	6,000	6,153
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1 6.918%, 4/1/40	1,000	1,116
7.043%, 4/1/50	6,000	6,801
State of California, Various Purposes, General Obligation Bonds, Series 2009 7.350%, 11/1/39	6,000	6,974

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
State of Georgia, General Obligation Bonds, Series 2009H 4.503%, 11/1/25	$1,000	$1,001
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D 5.500%, 3/15/30	4,613	4,699
5.600%, 3/15/40	6,000	6,103
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E 5.770%, 3/15/39	8,000	8,255

Total Municipal Bonds		317,347

U.S. Government Agency Securities (33.6%)
FFCB 4.000%, 1/13/26	50,000,000	49,927,415
4.125%, 1/22/26	20,000,000	19,984,326
4.625%, 3/5/26	12,279,000	12,313,985
4.375%, 6/23/26	30,892,000	30,999,467
4.500%, 8/14/26	10,000,000	10,059,380
4.250%, 1/28/28	25,000,000	25,276,838
FHLB 1.875%, 9/11/26	20,000,000	19,548,356
4.125%, 1/15/27	2,400,000	2,412,425
4.750%, 4/9/27	10,695,000	10,879,549
4.125%, 9/10/27	41,475,000	41,717,973
4.000%, 6/30/28	40,000,000	40,454,796
5.500%, 7/15/36	12,000	13,061
FHLMC 0.375%, 7/21/25	12,900,000	12,871,521
0.375%, 9/23/25	3,000,000	2,973,216
FNMA 0.750%, 10/8/27	5,000,000	4,674,234
6.250%, 5/15/29	5,000,000	5,443,759

Total U.S. Government Agency Securities		289,550,301

U.S. Treasury Obligations (18.1%)
U.S. Treasury Notes 5.000%, 10/31/25	38,808,900	38,886,328
4.875%, 11/30/25	14,762,900	14,792,764
4.250%, 12/31/25	3,310,600	3,310,208
4.250%, 1/31/26	22,480,500	22,476,995
4.625%, 2/28/26	18,816,900	18,867,600
4.500%, 3/31/26	15,214,800	15,255,690
4.625%, 6/30/26	4,662,500	4,690,206
4.375%, 7/31/26	17,358,500	17,430,255
4.000%, 2/29/28	2,727,000	2,747,039
4.625%, 9/30/28	4,286,400	4,404,719
4.875%, 10/31/28	7,281,100	7,542,744
3.875%, 4/30/30	5,943,400	5,966,659

Total U.S. Treasury Obligations		156,371,207

Total Long-Term Debt Securities (70.6%) (Cost $607,545,239)		609,401,643

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.0%)†
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	60,150	60,150

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (28.4%)
U.S. Treasury Bills 2.78%, 7/3/25 (p)	$4,791,700	4,790,590
3.78%, 7/10/25 (p)	24,164,800	24,139,466
3.90%, 7/17/25 (p)	21,916,500	21,876,198
4.00%, 7/24/25 (p)	35,602,100	35,507,423
4.23%, 8/14/25 (p)	11,271,600	11,212,379
4.24%, 8/21/25 (p)	17,586,100	17,479,097
4.22%, 9/11/25 (p)	74,384,800	73,753,660
4.22%, 10/21/25 (p)	28,463,900	28,091,991
4.18%, 12/18/25 (p)	28,648,700	28,091,511

Total U.S. Treasury Obligations		244,942,315

Total Short-Term Investments (28.4%) (Cost $245,003,128)		245,002,465

Total Investments in Securities (99.0%) (Cost $852,548,367)		854,404,108
Other Assets Less Liabilities (1.0%)		8,594,900

Net Assets (100%)		$862,999,008

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, the market value of these securities amounted to $96,375,825 or 11.2% of net assets.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2025.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2025.

(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $58,996. This was collateralized by cash of $60,150 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CLO	— Collateralized Loan Obligation
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	521	9/2025	USD	108,380,211	326,315

					326,315

Short Contracts
U.S. Treasury 5 Year Note	(234)	9/2025	USD	(25,506,000)	(364,087)
U.S. Treasury 10 Year Note	(39)	9/2025	USD	(4,372,875)	(78,359)
U.S. Treasury Ultra Bond	(4)	9/2025	USD	(476,500)	(12,928)

					(455,374)

					(129,059)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$44,554,022	$—	$44,554,022
Collateralized Mortgage Obligations	—	31,852,971	—	31,852,971
Commercial Mortgage-Backed Securities	—	11,860,782	—	11,860,782
Corporate Bonds
Consumer Discretionary	—	6,607,604	—	6,607,604
Consumer Staples	—	5,789,346	—	5,789,346
Energy	—	2,785,655	—	2,785,655
Financials	—	38,550,278	—	38,550,278
Health Care	—	2,488,261	—	2,488,261
Industrials	—	8,136,478	—	8,136,478
Information Technology	—	3,560,898	—	3,560,898
Materials	—	1,497,479	—	1,497,479
Real Estate	—	302,781	—	302,781
Utilities	—	1,808,304	—	1,808,304
Futures	326,315	—	—	326,315
Mortgage-Backed Securities	—	3,367,929	—	3,367,929
Municipal Bonds	—	317,347	—	317,347
Short-Term Investments
Investment Companies	60,150	—	—	60,150
U.S. Treasury Obligations	—	244,942,315	—	244,942,315
U.S. Government Agency Securities	—	289,550,301	—	289,550,301
U.S. Treasury Obligations	—	156,371,207	—	156,371,207

Total Assets	$386,465	$854,343,958	$—	$854,730,423

Liabilities:
Futures	$(455,374)	$—	$—	$(455,374)

Total Liabilities	$(455,374)	$—	$—	$(455,374)

Total	$(68,909)	$854,343,958	$—	$854,275,049

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$ 326,315*

Total		$326,315

	Liability Derivatives
Interest rate contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$ (455,374)*

Total		$(455,374)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$257,612	$257,612

Total	$257,612	$257,612

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$(331,576)	$(331,576)

Total	$(331,576)	$(331,576)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$75,753,000
Average notional value of contracts — short	34,866,000

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$78,168,793
Long-term U.S. government debt securities	5,880,736

$84,049,529

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$182,895,120
Long-term U.S. government debt securities	50,394,979

$233,290,099

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,491,655
Aggregate gross unrealized depreciation	(3,142,964)

Net unrealized appreciation	$1,348,691

Federal income tax cost of investments in securities and derivative instruments, if applicable	$852,926,358

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $852,548,367)	$854,404,108
Cash	4,262,186
Cash held as collateral at broker for futures	626,904
Dividends, interest and other receivables	6,028,785
Receivable for Portfolio shares sold	43,164
Receivable for securities sold	3,454
Securities lending income receivable	151
Other assets	9,735

Total assets	865,378,487

LIABILITIES
Payable for securities purchased	1,297,000
Payable for Portfolio shares repurchased	522,334
Investment management fees payable	283,968
Distribution fees payable – Class IB	75,713
Administrative fees payable	63,629
Payable for return of collateral on securities loaned	60,150
Due to broker for futures variation margin	20,143
Accrued expenses	56,542

Total liabilities	2,379,479

Commitments and contingent liabilities^
NET ASSETS	$862,999,008

Net assets were comprised of:
Paid in capital	$857,797,360
Total distributable earnings (loss)	5,201,648

Net assets	$862,999,008

Class IB
Net asset value, offering and redemption price per share, $366,996,195 / 36,640,383 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.02

Class K
Net asset value, offering and redemption price per share, $496,002,813 / 49,149,062 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.09

(x)	Includes value of securities on loan of $58,996.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest	$19,252,989
Dividends	20,257
Securities lending (net)	2,164

Total income	19,275,410

EXPENSES
Investment management fees	2,000,113
Distribution fees – Class IB	469,773
Administrative fees	406,226
Professional fees	51,334
Printing and mailing expenses	36,330
Custodian fees	21,401
Trustees’ fees	15,076
Miscellaneous	17,153

Gross expenses	3,017,406
Less: Waiver from investment manager	(218,497)

Net expenses	2,798,909

NET INVESTMENT INCOME (LOSS)	16,476,501

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	626,606
Futures contracts	257,612

Net realized gain (loss)	884,218

Change in unrealized appreciation (depreciation) on:
Investments in securities	3,622,239
Futures contracts	(331,576)

Net change in unrealized appreciation (depreciation)	3,290,663

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,174,881

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,651,382

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,476,501	$33,887,922
Net realized gain (loss)	884,218	611,793
Net change in unrealized appreciation (depreciation)	3,290,663	7,151,812

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	20,651,382	41,651,527

Distributions to shareholders:
Class IB	—	(13,928,789)
Class K	—	(21,205,119)

Total distributions to shareholders	—	(35,133,908)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,342,413 and 6,658,447 shares, respectively ]	23,204,533	66,170,812
Capital shares issued in reinvestment of dividends [ 0 and 1,425,263 shares, respectively ]	—	13,928,789
Capital shares repurchased [ (5,348,132) and (10,623,114) shares, respectively ]	(52,989,545)	(105,338,472)

Total Class IB transactions	(29,785,012)	(25,238,871)

Class K
Capital shares sold [ 1,687,161 and 9,865,779 shares, respectively ]	16,902,334	98,390,402
Capital shares issued in reinvestment of dividends [ 0 and 2,156,486 shares, respectively ]	—	21,205,119
Capital shares repurchased [ (9,184,084) and (6,831,045) shares, respectively ]	(91,639,044)	(68,273,663)

Total Class K transactions	(74,736,710)	51,321,858

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(104,521,722)	26,082,987

TOTAL INCREASE (DECREASE) IN NET ASSETS	(83,870,340)	32,600,606

NET ASSETS:
Beginning of period	946,869,348	914,268,742

End of period	$862,999,008	$946,869,348

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.80		$9.73	$9.57	$9.80	$9.88	$9.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17		0.34	0.23	0.04	0.02	0.09
Net realized and unrealized gain (loss)	0.05		0.09	0.19	(0.22)	(0.06)	— #

Total from investment operations	0.22		0.43	0.42	(0.18)	(0.04)	0.09

Less distributions:
Dividends from net investment income	—		(0.36)	(0.26)	(0.05)	(0.04)	(0.09)

Net asset value, end of period	$10.02		$9.80	$9.73	$9.57	$9.80	$9.88

Total return (b)	2.24%		4.44%	4.35%	(1.83)%	(0.42)%	0.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$366,996		$388,412	$410,524	$462,874	$472,296	$512,688
Ratio of expenses to average net assets:
After waivers (a)(f)	0.77%		0.77%	0.77%	0.77%	0.79%	0.80%
Before waivers (a)(f)	0.82%		0.82%	0.82%	0.81%	0.80%	0.81%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.53%		3.47%	2.33%	0.47%	0.19%	0.87%
Before waivers (a)(f)	3.48%		3.42%	2.28%	0.43%	0.18%	0.86%
Portfolio turnover rate^	13	%(z)	41%	51%	50%	77%	65%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.86		$9.79	$9.63	$9.86	$9.93	$9.93

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19		0.37	0.25	0.07	0.04	0.11
Net realized and unrealized gain (loss)	0.04		0.09	0.19	(0.23)	(0.05)	0.01

Total from investment operations	0.23		0.46	0.44	(0.16)	(0.01)	0.12

Less distributions:
Dividends from net investment income	—		(0.39)	(0.28)	(0.07)	(0.06)	(0.12)

Net asset value, end of period	$10.09		$9.86	$9.79	$9.63	$9.86	$9.93

Total return (b)	2.33%		4.67%	4.58%	(1.57)%	(0.09)%	1.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$496,003		$558,457	$503,744	$549,239	$711,060	$1,074,104
Ratio of expenses to average net assets:
After waivers (a)(f)	0.52%		0.52%	0.52%	0.52%	0.54%	0.55%
Before waivers (a)(f)	0.57%		0.57%	0.57%	0.56%	0.55%	0.56%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.78%		3.72%	2.58%	0.68%	0.45%	1.12%
Before waivers (a)(f)	3.73%		3.67%	2.53%	0.64%	0.44%	1.11%
Portfolio turnover rate^	13	%(z)	41%	51%	50%	77%	65%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.6%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	4,730	$121,325
ATN International, Inc.	6,450	104,813
Bandwidth, Inc., Class A*	7,400	117,660
Cogent Communications Holdings, Inc.	15,982	770,492
Globalstar, Inc.*	16,206	381,651
IDT Corp., Class B	5,200	355,264
Liberty Latin America Ltd., Class A*	15,260	93,086
Liberty Latin America Ltd., Class C*	48,523	301,813
Lumen Technologies, Inc.*	353,130	1,546,709
Shenandoah Telecommunications Co.	24,728	337,784

		4,130,597

Entertainment (0.9%)
AMC Entertainment Holdings, Inc., Class A (x)*	145,060	449,686
Atlanta Braves Holdings, Inc., Class A*	4,420	217,508
Atlanta Braves Holdings, Inc., Class C*	19,160	896,114
Cinemark Holdings, Inc.	40,640	1,226,515
CuriosityStream, Inc.	8,200	46,166
Eventbrite, Inc., Class A*	48,100	126,503
Gaia, Inc., Class A*	600	2,634
Golden Matrix Group, Inc. (x)*	5,780	9,826
IMAX Corp. (x)*	16,240	454,070
Lionsgate Studios Corp.*	72,050	418,611
Madison Square Garden Entertainment Corp., Class A*	14,221	568,413
Marcus Corp. (The)	3,270	55,132
Playstudios, Inc.*	15,440	20,226
Reservoir Media, Inc.*	4,160	31,907
Sphere Entertainment Co. (x)*	10,111	422,640
Starz Entertainment Corp.	4,803	77,184
TKO Group Holdings, Inc., Class A	63,930	11,632,064
Vivid Seats, Inc., Class A*	47,750	80,698

		16,735,897

Interactive Media & Services (1.0%)
Angi, Inc., Class A*	15,800	241,108
Arena Group Holdings, Inc. (The)*	2,500	15,500
Bumble, Inc., Class A*	31,400	206,926
Cargurus, Inc., Class A*	30,564	1,022,977
Cars.com, Inc.*	24,620	291,747
EverQuote, Inc., Class A*	9,000	217,620
fuboTV, Inc.*	116,682	450,393
Getty Images Holdings, Inc.*	31,390	52,107
Grindr, Inc.*	12,980	294,646
MediaAlpha, Inc., Class A*	18,760	205,422
Nextdoor Holdings, Inc.*	55,050	91,383
QuinStreet, Inc.*	19,950	321,195
Reddit, Inc., Class A*	81,114	12,213,335
Rumble, Inc. (x)*	28,700	257,726
Shutterstock, Inc.	6,900	130,824
Teads Holding Co. (x)*	9,700	24,056
Travelzoo*	1,000	12,730
TripAdvisor, Inc.*	42,400	553,320
TrueCar, Inc.*	43,110	81,909
Vimeo, Inc.*	52,100	210,484
VTEX, Class A*	7,500	49,500
Webtoon Entertainment, Inc. (x)*	6,500	59,020
Yelp, Inc., Class A*	22,710	778,272
Ziff Davis, Inc.*	15,500	469,185
ZipRecruiter, Inc., Class A*	29,100	145,791

		18,397,176

Media (0.4%)
Advantage Solutions, Inc. (x)*	44,160	58,291
Altice USA, Inc., Class A*	95,200	203,728
AMC Networks, Inc., Class A*	26,110	163,710
Boston Omaha Corp., Class A*	7,510	105,440
Cable One, Inc.	2,160	293,350
EchoStar Corp., Class A*	49,366	1,367,438
Emerald Holding, Inc. (x)	5,870	28,469
Entravision Communications Corp., Class A	8,210	19,047
EW Scripps Co. (The), Class A*	38,625	113,557
Gambling.com Group Ltd.*	7,940	94,407
Gannett Co., Inc.*	23,070	82,591
Gray Media, Inc.	34,230	155,062
Ibotta, Inc., Class A*	5,670	207,522
iHeartMedia, Inc., Class A (x)*	53,250	93,720
Integral Ad Science Holding Corp.*	25,000	207,750
John Wiley & Sons, Inc., Class A	14,310	638,655
Magnite, Inc.*	48,238	1,163,501
National CineMedia, Inc.	6,500	31,492
Newsmax, Inc., Class B*	14,500	219,385
Nexxen International Ltd.*	3,300	34,353
PubMatic, Inc., Class A*	15,200	189,088
Scholastic Corp.	10,170	213,367
Sinclair, Inc.	14,720	203,430
Stagwell, Inc., Class A (x)*	41,500	186,750
TechTarget, Inc.*	17,500	135,975
TEGNA, Inc.	60,030	1,006,103
Thryv Holdings, Inc.*	8,380	101,901
WideOpenWest, Inc.*	16,450	66,787

		7,384,869

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	25,100	368,468
Spok Holdings, Inc.	7,540	133,307
Telephone and Data Systems, Inc.	34,000	1,209,720

		1,711,495

Total Communication Services		48,360,034

Consumer Discretionary (13.1%)
Automobile Components (0.6%)
Adient plc*	30,670	596,838
American Axle & Manufacturing Holdings, Inc.*	47,100	192,168
Cooper-Standard Holdings, Inc.*	6,310	135,665
Dana, Inc.	47,000	806,050
Dorman Products, Inc.*	10,060	1,234,060
Fox Factory Holding Corp.*	16,800	435,792
Garrett Motion, Inc.	46,250	486,088
Gentherm, Inc.*	10,230	289,407
Goodyear Tire & Rubber Co. (The)*	103,516	1,073,461
Holley, Inc. (x)*	22,960	45,920

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
LCI Industries	8,050	$734,079
Luminar Technologies, Inc., Class A (x)*	32,353	92,853
Modine Manufacturing Co.*	19,300	1,901,050
Motorcar Parts of America, Inc.*	2,060	23,072
Patrick Industries, Inc.	11,925	1,100,320
Phinia, Inc.	13,400	596,166
Solid Power, Inc. (x)*	64,590	141,452
Standard Motor Products, Inc.	9,700	297,984
Visteon Corp.*	10,100	942,330
XPEL, Inc. (m)*	7,900	283,610

		11,408,365

Automobiles (0.0%)†
Livewire Group, Inc. (x)*	2,300	10,580
Winnebago Industries, Inc.	11,380	330,020

		340,600

Broadline Retail (0.8%)
Groupon, Inc. (x)*	7,650	255,892
Kohl’s Corp.	39,700	336,656
Ollie’s Bargain Outlet Holdings, Inc.*	110,356	14,542,714
Savers Value Village, Inc.*	15,360	156,672

		15,291,934

Distributors (0.0%)†
A-Mark Precious Metals, Inc.	5,340	118,441
GigaCloud Technology, Inc., Class A (x)*	15,270	302,041
Weyco Group, Inc.	420	13,927

		434,409

Diversified Consumer Services (1.6%)
Adtalem Global Education, Inc.*	13,593	1,729,437
American Public Education, Inc.*	4,060	123,668
Carriage Services, Inc., Class A	7,040	322,010
Coursera, Inc.*	49,050	429,678
Duolingo, Inc., Class A*	39,850	16,339,297
European Wax Center, Inc., Class A*	30,920	174,080
Frontdoor, Inc.*	26,610	1,568,393
Graham Holdings Co., Class B	1,090	1,031,325
KinderCare Learning Cos., Inc.*	20,850	210,585
Laureate Education, Inc.*	48,800	1,140,944
Lincoln Educational Services Corp.*	9,370	215,979
Matthews International Corp., Class A	11,064	264,540
Mister Car Wash, Inc.*	35,770	214,978
Nerdy, Inc. (x)*	45,180	73,643
OneSpaWorld Holdings Ltd.	34,580	705,086
Perdoceo Education Corp.	23,770	777,041
Strategic Education, Inc.	8,431	717,731
Stride, Inc.*	15,020	2,180,754
Udemy, Inc.*	26,300	184,889
Universal Technical Institute, Inc.*	14,400	488,016
Zspace, Inc. (x)*	1,200	3,912

		28,895,986

Hotels, Restaurants & Leisure (4.1%)
Accel Entertainment, Inc., Class A*	19,860	233,752
Bally’s Corp.*	1,000	9,580
Biglari Holdings, Inc., Class B*	670	195,781
BJ’s Restaurants, Inc.*	6,700	298,820
Bloomin’ Brands, Inc.	30,970	266,652
Brinker International, Inc.*	16,140	2,910,526
Cava Group, Inc.*	159,595	13,442,687
Cheesecake Factory, Inc. (The) (x)	16,830	1,054,568
Cracker Barrel Old Country Store, Inc. (x)	8,485	518,264
Dave & Buster’s Entertainment, Inc. (x)*	13,460	404,877
Denny’s Corp. (x)*	25,242	103,492
Dine Brands Global, Inc. (x)	6,920	168,364
DraftKings, Inc., Class A*	295,405	12,669,920
El Pollo Loco Holdings, Inc.*	5,010	55,160
Everi Holdings, Inc.*	26,600	378,784
First Watch Restaurant Group, Inc.*	13,820	221,673
Genius Sports Ltd.*	80,700	839,280
Global Business Travel Group I (x)*	47,940	302,022
Golden Entertainment, Inc.	6,400	188,352
Hilton Grand Vacations, Inc.*	23,760	986,753
Inspired Entertainment, Inc.*	1,610	13,154
International Game Technology plc	43,468	687,229
Jack in the Box, Inc. (x)	7,550	131,823
Krispy Kreme, Inc. (x)	32,583	94,817
Kura Sushi USA, Inc., Class A (x)*	3,790	326,243
Life Time Group Holdings, Inc.*	49,440	1,499,515
Lindblad Expeditions Holdings, Inc.*	13,360	155,911
Marriott Vacations Worldwide Corp.	11,700	846,027
Monarch Casino & Resort, Inc.	4,900	423,556
Nathan’s Famous, Inc.	500	55,290
Papa John’s International, Inc. (x)	13,066	639,450
PlayAGS, Inc.*	14,330	178,982
Portillo’s, Inc., Class A (x)*	20,630	240,752
Potbelly Corp.*	5,570	68,232
Pursuit Attractions and Hospitality, Inc.*	6,280	181,052
RCI Hospitality Holdings, Inc.	2,720	103,686
Red Rock Resorts, Inc., Class A	18,260	950,068
Rush Street Interactive, Inc.*	27,410	408,409
Sabre Corp.*	118,700	375,092
Shake Shack, Inc., Class A*	14,070	1,978,242
Six Flags Entertainment Corp. (x)*	34,835	1,060,029
Super Group SGHC Ltd.	56,770	622,767
Sweetgreen, Inc., Class A (x)*	36,291	540,010
Target Hospitality Corp.*	14,580	103,810
United Parks & Resorts, Inc. (x)*	10,110	476,686
Viking Holdings Ltd.*	247,668	13,198,228
Wingstop, Inc.	50,269	16,927,583
Xponential Fitness, Inc., Class A*	11,200	83,888

		77,619,838

Household Durables (1.9%)
Bassett Furniture Industries, Inc.	300	4,560
Beazer Homes USA, Inc.*	11,200	250,544
Cavco Industries, Inc.*	2,990	1,298,946
Century Communities, Inc.	10,350	582,912
Champion Homes, Inc.*	160,349	10,039,451
Cricut, Inc., Class A	20,330	137,634
Dream Finders Homes, Inc., Class A (x)*	9,020	226,673
Ethan Allen Interiors, Inc.	8,510	237,003
Flexsteel Industries, Inc.	630	22,699
Green Brick Partners, Inc.*	12,010	755,189

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Hamilton Beach Brands Holding Co., Class A	740	$13,239
Helen of Troy Ltd.*	9,033	256,356
Hovnanian Enterprises, Inc., Class A*	320	33,456
Installed Building Products, Inc.	8,830	1,592,226
KB Home	24,009	1,271,757
La-Z-Boy, Inc.	16,360	608,101
Legacy Housing Corp.*	5,160	116,925
Leggett & Platt, Inc.	48,600	433,512
LGI Homes, Inc.*	7,040	362,701
M/I Homes, Inc.*	10,040	1,125,685
Meritage Homes Corp.	26,540	1,777,384
SharkNinja, Inc.*	115,513	11,434,632
Sonos, Inc.*	38,758	418,974
Taylor Morrison Home Corp., Class A*	36,800	2,260,256
Traeger, Inc.*	15,350	26,248
Tri Pointe Homes, Inc.*	33,530	1,071,283

		36,358,346

Leisure Products (0.2%)
Acushnet Holdings Corp. (x)	10,290	749,318
Clarus Corp. (x)	5,410	18,773
Escalade, Inc.	340	4,753
Funko, Inc., Class A*	8,080	38,461
JAKKS Pacific, Inc.	4,210	87,484
Johnson Outdoors, Inc., Class A	2,450	74,161
Latham Group, Inc.*	15,860	101,187
Malibu Boats, Inc., Class A*	9,700	303,998
Marine Products Corp.	2,250	19,147
MasterCraft Boat Holdings, Inc.*	5,840	108,507
Outdoor Holding Co.*	18,420	23,578
Peloton Interactive, Inc., Class A (x)*	129,190	896,579
Polaris, Inc. (x)	19,400	788,610
Smith & Wesson Brands, Inc.	11,000	95,480
Sturm Ruger & Co., Inc.	8,300	297,970
Topgolf Callaway Brands Corp.*	54,400	437,920

		4,045,926

Specialty Retail (2.3%)
1-800-Flowers.com, Inc., Class A (x)*	14,810	72,865
Abercrombie & Fitch Co., Class A*	18,720	1,550,952
Academy Sports & Outdoors, Inc.	23,430	1,049,898
Advance Auto Parts, Inc. (x)	21,900	1,018,131
American Eagle Outfitters, Inc.	69,100	664,742
America’s Car-Mart, Inc.*	2,940	164,758
Arhaus, Inc., Class A*	18,470	160,135
Arko Corp.	27,380	115,817
Asbury Automotive Group, Inc.*	6,910	1,648,311
BARK, Inc.*	19,330	17,001
Barnes & Noble Education, Inc.*	3,200	37,664
Beyond, Inc.*	16,500	113,520
Boot Barn Holdings, Inc.*	10,850	1,649,200
Buckle, Inc. (The)	11,600	526,060
Build-A-Bear Workshop, Inc.	3,570	184,069
Burlington Stores, Inc.*	23,308	5,422,373
Caleres, Inc. (x)	15,400	188,188
Camping World Holdings, Inc., Class A	16,900	290,511
Citi Trends, Inc.*	1,580	52,756
Designer Brands, Inc., Class A (x)	26,970	64,189
Foot Locker, Inc.*	30,200	739,900
Genesco, Inc.*	4,200	82,698
Group 1 Automotive, Inc.	4,717	2,059,961
Haverty Furniture Cos., Inc.	6,800	138,380
J Jill, Inc.	4,190	61,342
Lands’ End, Inc.*	10,810	115,775
MarineMax, Inc.*	6,500	163,410
Monro, Inc.	14,850	221,413
Murphy USA, Inc.	26,900	10,942,920
National Vision Holdings, Inc.*	25,561	588,159
ODP Corp. (The)*	13,020	236,053
OneWater Marine, Inc., Class A*	2,850	38,161
Petco Health & Wellness Co., Inc., Class A*	74,160	209,873
RealReal, Inc. (The) (x)*	36,380	174,260
Revolve Group, Inc., Class A*	14,400	288,720
RH*	29,702	5,613,975
Sally Beauty Holdings, Inc.*	39,980	370,215
Shoe Carnival, Inc.	2,490	46,588
Signet Jewelers Ltd. (x)	14,850	1,181,318
Sleep Number Corp.*	9,570	64,645
Sonic Automotive, Inc., Class A	6,020	481,179
ThredUp, Inc., Class A*	28,270	211,742
Tile Shop Holdings, Inc.*	3,350	21,306
Torrid Holdings, Inc.*	17,190	50,710
Upbound Group, Inc.	20,530	515,303
Urban Outfitters, Inc.*	22,980	1,666,969
Victoria’s Secret & Co.*	29,980	555,230
Warby Parker, Inc., Class A*	35,800	785,094
Winmark Corp.	1,100	415,371
Zumiez, Inc.*	9,480	125,705

		43,157,515

Textiles, Apparel & Luxury Goods (1.6%)
Birkenstock Holding plc*	244,597	12,029,280
Capri Holdings Ltd.*	42,400	750,480
Carter’s, Inc.	13,000	391,690
Ermenegildo Zegna NV (x)	22,500	192,375
Figs, Inc., Class A*	46,400	261,696
G-III Apparel Group Ltd.*	11,540	258,496
Hanesbrands, Inc.*	134,980	618,208
Kontoor Brands, Inc.	20,040	1,322,039
Movado Group, Inc.	7,660	116,815
On Holding AG, Class A*	225,991	11,762,832
Oxford Industries, Inc. (x)	5,580	224,595
Rocky Brands, Inc.	740	16,421
Steven Madden Ltd.	28,043	672,471
Superior Group of Cos., Inc.	1,130	11,639
Wolverine World Wide, Inc.	29,400	531,552

		29,160,589

Total Consumer Discretionary		246,713,508

Consumer Staples (2.5%)
Beverages (1.0%)
Celsius Holdings, Inc.*	381,200	17,683,868
MGP Ingredients, Inc.	5,400	161,838
National Beverage Corp.*	8,430	364,513
Vita Coco Co., Inc. (The)*	15,000	541,500
Zevia PBC, Class A*	6,850	22,057

		18,773,776

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples Distribution & Retail (0.2%)
Andersons, Inc. (The)	13,600	$499,800
Chefs’ Warehouse, Inc. (The)*	14,200	906,102
Grocery Outlet Holding Corp.*	34,500	428,490
Guardian Pharmacy Services, Inc., Class A*	4,100	87,371
HF Foods Group, Inc.*	9,920	31,546
Ingles Markets, Inc., Class A	6,200	392,956
Natural Grocers by Vitamin Cottage, Inc.	2,310	90,667
PriceSmart, Inc.	9,000	945,360
SpartanNash Co.	13,800	365,562
United Natural Foods, Inc.*	21,300	496,503
Village Super Market, Inc., Class A	2,000	77,000
Weis Markets, Inc.	5,800	420,442

		4,741,799

Food Products (0.5%)
Alico, Inc.	1,960	64,053
B&G Foods, Inc. (x)	27,870	117,890
Beyond Meat, Inc. (x)*	53,510	186,750
BRC, Inc., Class A (x)*	39,800	52,138
Calavo Growers, Inc.	6,440	171,240
Cal-Maine Foods, Inc.	15,870	1,581,128
Dole plc	27,430	383,746
Forafric Global plc (x)*	1,020	7,956
Fresh Del Monte Produce, Inc.	12,400	402,008
Hain Celestial Group, Inc. (The)*	70,300	106,856
J & J Snack Foods Corp.	5,610	636,230
John B Sanfilippo & Son, Inc.	3,000	189,720
Lancaster Colony Corp.	7,080	1,223,212
Lifeway Foods, Inc.*	3,170	78,141
Limoneira Co.	3,470	54,305
Mama’s Creations, Inc.*	11,200	92,960
Mission Produce, Inc.*	18,670	218,812
Seneca Foods Corp., Class A*	1,140	115,630
Simply Good Foods Co. (The)*	33,823	1,068,469
SunOpta, Inc.*	35,600	206,480
Tootsie Roll Industries, Inc.	6,400	214,080
TreeHouse Foods, Inc.*	15,950	309,749
Utz Brands, Inc.	23,600	296,180
Vital Farms, Inc.*	12,270	472,640
Westrock Coffee Co. (x)*	14,420	82,627
WK Kellogg Co. (x)	25,060	399,456

		8,732,456

Household Products (0.2%)
Central Garden & Pet Co.*	4,480	157,606
Central Garden & Pet Co., Class A*	18,707	585,342
Energizer Holdings, Inc.	24,100	485,856
Oil-Dri Corp. of America	3,520	207,645
Spectrum Brands Holdings, Inc.	9,300	492,900
WD-40 Co.	4,910	1,119,922

		3,049,271

Personal Care Products (0.5%)
Beauty Health Co. (The)*	82,610	157,785
BellRing Brands, Inc.*	127,041	7,359,485
Edgewell Personal Care Co.	17,480	409,207
FitLife Brands, Inc.*	200	2,604
Herbalife Ltd. (x)*	36,100	311,182
Honest Co., Inc. (The)*	29,990	152,649
Interparfums, Inc.	6,640	871,898
Lifevantage Corp.	1,000	13,080
Medifast, Inc.*	9,820	137,971
Nature’s Sunshine Products, Inc.*	4,650	68,774
Nu Skin Enterprises, Inc., Class A	19,900	159,001
Olaplex Holdings, Inc. (x)*	35,690	49,966
USANA Health Sciences, Inc.*	3,770	115,098
Waldencast plc, Class A (x)*	4,700	11,515

		9,820,215

Tobacco (0.1%)
Ispire Technology, Inc.*	5,660	14,490
Turning Point Brands, Inc.	6,310	478,109
Universal Corp.	8,980	522,995

		1,015,594

Total Consumer Staples		46,133,111

Energy (2.8%)
Energy Equipment & Services (1.3%)
Archrock, Inc.	58,980	1,464,473
Aris Water Solutions, Inc., Class A	7,830	185,179
Atlas Energy Solutions, Inc. (x)	25,950	346,952
Borr Drilling Ltd.	80,000	146,400
Bristow Group, Inc., Class A*	7,973	262,870
Cactus, Inc., Class A	24,400	1,066,768
ChampionX Corp.	69,280	1,720,915
Core Laboratories, Inc. (x)	17,980	207,130
DMC Global, Inc.*	13,020	104,941
Energy Services of America Corp.	2,000	19,880
Expro Group Holdings NV*	36,183	310,812
Flowco Holdings, Inc., Class A	7,900	140,699
Forum Energy Technologies, Inc.*	2,550	49,649
Helix Energy Solutions Group, Inc.*	55,600	346,944
Helmerich & Payne, Inc.	36,280	550,005
Innovex International, Inc.*	9,570	149,483
Kodiak Gas Services, Inc.	19,620	672,377
Liberty Energy, Inc., Class A	56,890	653,097
Mammoth Energy Services, Inc.*	4,760	13,328
Nabors Industries Ltd. (x)*	9,300	260,586
National Energy Services Reunited Corp.*	6,100	36,722
Natural Gas Services Group, Inc.*	2,560	66,074
Noble Corp. plc	45,821	1,216,548
Oceaneering International, Inc.*	37,440	775,757
Oil States International, Inc.*	36,610	196,230
Patterson-UTI Energy, Inc.	130,827	775,804
ProFrac Holding Corp., Class A (x)*	39,130	303,649
ProPetro Holding Corp.*	33,200	198,204
Ranger Energy Services, Inc., Class A	6,800	81,192
RPC, Inc.	32,795	155,120
SEACOR Marine Holdings, Inc.*	6,280	32,028
Seadrill Ltd.*	23,180	608,475
Select Water Solutions, Inc., Class A	34,860	301,190
Solaris Energy Infrastructure, Inc., Class A	10,810	305,815
TechnipFMC plc	223,351	7,692,208
TETRA Technologies, Inc.*	51,890	174,350
Tidewater, Inc.*	17,460	805,430
Transocean Ltd. (x)*	278,620	721,626
Valaris Ltd.*	22,170	933,579

		24,052,489

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Oil, Gas & Consumable Fuels (1.5%)
Ardmore Shipping Corp.	15,370	$147,552
Berry Corp.	18,660	51,688
BKV Corp.*	5,200	125,424
California Resources Corp.	23,720	1,083,292
Calumet, Inc.*	25,100	395,451
Centrus Energy Corp., Class A (x)*	5,390	987,340
Clean Energy Fuels Corp.*	30,290	59,065
CNX Resources Corp.*	52,990	1,784,703
Comstock Resources, Inc.*	27,000	747,090
Core Natural Resources, Inc.	19,351	1,349,539
Crescent Energy Co., Class A	58,598	503,943
CVR Energy, Inc.	10,800	289,980
Delek US Holdings, Inc.	25,680	543,902
DHT Holdings, Inc.	51,900	561,039
Diversified Energy Co. plc (m)	17,950	263,326
Dorian LPG Ltd.	14,715	358,752
Empire Petroleum Corp. (x)*	1,752	9,251
Encore Energy Corp. (x)*	54,640	156,270
Energy Fuels, Inc. (x)*	75,800	435,850
Epsilon Energy Ltd.	2,600	19,188
Evolution Petroleum Corp. (x)	7,090	33,323
Excelerate Energy, Inc., Class A	8,340	244,529
FLEX LNG Ltd. (x)	10,400	228,592
FutureFuel Corp.	22,010	85,399
Golar LNG Ltd.	37,320	1,537,211
Granite Ridge Resources, Inc. (x)	18,360	116,953
Green Plains, Inc.*	22,100	133,263
Gulfport Energy Corp.*	5,550	1,116,493
Hallador Energy Co.*	11,570	183,153
HighPeak Energy, Inc. (x)	16,490	161,602
International Seaways, Inc.	14,415	525,859
Kinetik Holdings, Inc., Class A	16,110	709,646
Kosmos Energy Ltd.*	170,060	292,503
Magnolia Oil & Gas Corp., Class A	67,840	1,525,043
Murphy Oil Corp.	51,720	1,163,700
NACCO Industries, Inc., Class A	670	29,688
New Fortress Energy, Inc. (x)*	79,800	264,936
NextDecade Corp.*	43,400	386,694
NextNRG, Inc. (x)*	900	2,493
Nordic American Tankers Ltd.	46,190	121,480
Northern Oil & Gas, Inc. (x)	32,100	910,035
OPAL Fuels, Inc., Class A*	1,900	4,598
Par Pacific Holdings, Inc.*	21,190	562,171
PBF Energy, Inc., Class A	33,524	726,465
Peabody Energy Corp.	48,900	656,238
Prairie Operating Co.*	9,500	28,453
PrimeEnergy Resources Corp.*	1,350	197,613
REX American Resources Corp.*	6,800	331,228
Riley Exploration Permian, Inc.	4,070	106,756
Sable Offshore Corp. (x)*	24,880	546,862
SandRidge Energy, Inc.	11,790	127,568
Scorpio Tankers, Inc.	17,790	696,123
SFL Corp. Ltd.	47,800	398,174
Sitio Royalties Corp., Class A	30,957	568,990
SM Energy Co.	41,250	1,019,288
Talos Energy, Inc.*	46,750	396,440
Teekay Corp. Ltd.	17,320	142,890
Teekay Tankers Ltd., Class A	9,170	382,572
Uranium Energy Corp.*	155,040	1,054,272
VAALCO Energy, Inc. (x)	30,910	111,585
Verde Clean Fuels, Inc.*	270	929
Vital Energy, Inc.*	10,930	175,864
Vitesse Energy, Inc. (x)	10,750	237,467
W&T Offshore, Inc. (x)	119,930	197,884
World Kinect Corp. (x)	22,260	631,071

		28,946,741

Total Energy		52,999,230

Financials (14.7%)
Banks (5.2%)
1st Source Corp.	6,535	405,627
ACNB Corp.	1,850	79,254
Amalgamated Financial Corp.	10,010	312,312
Amerant Bancorp, Inc., Class A	20,800	379,184
Ameris Bancorp	24,920	1,612,324
Ames National Corp.	1,280	22,797
Arrow Financial Corp.	4,365	115,323
Associated Banc-Corp.	58,680	1,431,205
Atlantic Union Bankshares Corp.	49,606	1,551,676
Axos Financial, Inc.*	18,880	1,435,635
Banc of California, Inc.	51,210	719,501
BancFirst Corp.	7,610	940,748
Bancorp, Inc. (The)*	18,080	1,030,018
Bank First Corp.	3,580	421,187
Bank of Hawaii Corp.	15,040	1,015,651
Bank of Marin Bancorp	5,260	120,138
Bank of NT Butterfield & Son Ltd. (The)	18,080	800,582
Bank7 Corp.	1,720	71,948
BankFinancial Corp.	260	3,008
BankUnited, Inc.	29,700	1,057,023
Bankwell Financial Group, Inc.	1,230	44,317
Banner Corp.	13,700	878,855
Bar Harbor Bankshares	2,290	68,608
BayCom Corp.	2,560	70,938
BCB Bancorp, Inc.	4,110	34,606
Berkshire Hills Bancorp, Inc.	20,950	524,588
Blue Foundry Bancorp*	3,920	37,514
Blue Ridge Bankshares, Inc.*	2,520	9,047
Bridgewater Bancshares, Inc.*	6,750	107,393
Brookline Bancorp, Inc.	35,832	378,028
Burke & Herbert Financial Services Corp.	4,444	265,440
Business First Bancshares, Inc.	8,360	206,074
BV Financial, Inc.*	460	7,006
Byline Bancorp, Inc.	16,360	437,303
C&F Financial Corp.	120	7,408
Cadence Bank	67,753	2,166,741
California Bancorp*	4,590	72,338
Camden National Corp.	5,055	205,132
Capital Bancorp, Inc.	2,700	90,666
Capital City Bank Group, Inc.	5,250	206,588
Capitol Federal Financial, Inc.	60,600	369,660
Carter Bankshares, Inc.*	6,680	115,831
Cathay General Bancorp	25,091	1,142,393
CB Financial Services, Inc.	160	4,560
Central Pacific Financial Corp.	8,730	244,702
CF Bankshares, Inc.	110	2,637
Chain Bridge Bancorp, Inc., Class A*	180	4,639
Chemung Financial Corp.	830	40,230
ChoiceOne Financial Services, Inc.	3,130	89,831

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Citizens & Northern Corp.	5,970	$113,072
Citizens Community Bancorp, Inc.	270	3,726
Citizens Financial Services, Inc.	680	39,930
City Holding Co.	5,540	678,207
Civista Bancshares, Inc.	5,330	123,656
CNB Financial Corp.	4,080	93,269
Coastal Financial Corp.*	4,290	415,572
Colony Bankcorp, Inc.	4,550	74,938
Columbia Financial, Inc.*	13,410	194,579
Community Financial System, Inc.	19,366	1,101,344
Community Trust Bancorp, Inc.	6,100	322,812
Community West Bancshares	3,550	69,261
ConnectOne Bancorp, Inc.	18,338	424,708
Customers Bancorp, Inc.*	10,800	634,392
CVB Financial Corp.	51,335	1,015,920
Dime Community Bancshares, Inc.	15,719	423,470
Eagle Bancorp Montana, Inc.	470	7,835
Eagle Bancorp, Inc.	12,230	238,240
Eagle Financial Services, Inc.	270	8,267
Eastern Bankshares, Inc.	78,334	1,196,160
ECB Bancorp, Inc.*	200	3,088
Enterprise Bancorp, Inc.	2,550	101,082
Enterprise Financial Services Corp.	12,634	696,133
Equity Bancshares, Inc., Class A	9,000	367,200
Esquire Financial Holdings, Inc.	2,550	241,383
ESSA Bancorp, Inc.	1,300	25,220
Farmers & Merchants Bancorp, Inc.	2,490	62,947
Farmers National Banc Corp.	13,030	179,684
FB Bancorp, Inc.*	870	9,787
FB Financial Corp.	12,814	580,474
Fidelity D&D Bancorp, Inc.	630	28,980
Financial Institutions, Inc.	7,240	185,923
Finward Bancorp	80	2,210
Finwise Bancorp*	210	3,152
First Bancorp (Nasdaq Stock Exchange)	17,188	757,819
First Bancorp (New York Stock Exchange)	63,740	1,327,704
First Bancorp, Inc. (The)	4,340	110,279
First Bank	3,890	60,178
First Busey Corp.	29,935	685,062
First Business Financial Services, Inc.	1,800	91,188
First Capital, Inc.	70	2,890
First Commonwealth Financial Corp.	36,600	594,018
First Community Bankshares, Inc.	9,440	369,765
First Community Corp.	290	7,070
First Financial Bancorp	35,765	867,659
First Financial Bankshares, Inc.	48,240	1,735,675
First Financial Corp.	3,690	199,961
First Financial Northwest, Inc. (r)*	970	1,028
First Foundation, Inc.*	37,760	192,576
First Internet Bancorp	1,930	51,917
First Interstate BancSystem, Inc., Class A	30,784	887,195
First Merchants Corp.	20,730	793,959
First Mid Bancshares, Inc.	7,700	288,673
First National Corp.	260	5,062
First Savings Financial Group, Inc.	200	5,008
First United Corp.	210	6,512
First Western Financial, Inc.*	1,700	38,352
Firstsun Capital Bancorp*	840	29,190
Five Star Bancorp	6,550	186,937
Flagstar Financial, Inc.	110,693	1,173,346
Flushing Financial Corp.	16,910	200,891
Franklin Financial Services Corp.	170	5,886
FS Bancorp, Inc.	1,170	46,075
Fulton Financial Corp.	68,260	1,231,410
FVCBankcorp, Inc.*	2,065	24,367
GBank Financial Holdings, Inc.*	1,250	44,263
German American Bancorp, Inc.	13,210	508,717
Glacier Bancorp, Inc.	42,400	1,826,592
Great Southern Bancorp, Inc.	2,340	137,545
Greene County Bancorp, Inc.	3,200	71,104
Guaranty Bancshares, Inc.	2,960	125,622
Hancock Whitney Corp.	31,972	1,835,193
Hanmi Financial Corp.	13,010	321,087
Hanover Bancorp, Inc.	130	2,976
HarborOne Bancorp, Inc.	17,090	199,611
Hawthorn Bancshares, Inc.	190	5,537
HBT Financial, Inc.	3,880	97,815
Heritage Commerce Corp.	34,910	346,656
Heritage Financial Corp.	15,266	363,941
Hilltop Holdings, Inc.	17,399	528,060
Hingham Institution For Savings (The) (x)	1,520	377,492
Home Bancorp, Inc.	2,600	134,628
Home BancShares, Inc.	71,075	2,022,795
HomeStreet, Inc.*	15,560	203,369
HomeTrust Bancshares, Inc.	8,350	312,373
Hope Bancorp, Inc.	44,585	478,397
Horizon Bancorp, Inc.	17,900	275,302
Independent Bank Corp.	6,600	213,906
Independent Bank Corp./MA	15,885	998,928
International Bancshares Corp.	20,600	1,371,136
Investar Holding Corp.	1,400	27,048
John Marshall Bancorp, Inc.	1,710	31,686
Kearny Financial Corp.	32,165	207,786
Lakeland Financial Corp.	10,455	642,460
Landmark Bancorp, Inc.	170	4,495
LCNB Corp.	2,130	30,949
LINKBANCORP, Inc.	2,000	14,620
Live Oak Bancshares, Inc.	12,400	369,520
MainStreet Bancshares, Inc.	260	4,914
Mercantile Bank Corp.	5,840	271,034
Meridian Corp.	420	5,414
Metrocity Bankshares, Inc.	6,660	190,343
Metropolitan Bank Holding Corp.*	3,540	247,800
Mid Penn Bancorp, Inc.	6,350	179,070
Middlefield Banc Corp.	940	28,303
Midland States Bancorp, Inc.	10,170	176,144
MidWestOne Financial Group, Inc.	6,750	194,198
MVB Financial Corp.	2,520	56,776
National Bank Holdings Corp., Class A	14,100	530,301
National Bankshares, Inc.	1,120	30,464
NB Bancorp, Inc.*	14,870	265,578
NBT Bancorp, Inc.	18,655	775,115
Nicolet Bankshares, Inc.	4,800	592,704
Northeast Bank	2,440	217,136
Northeast Community Bancorp, Inc.	3,880	90,191
Northfield Bancorp, Inc.	16,890	193,897
Northpointe Bancshares, Inc.	900	12,339

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Northrim Bancorp, Inc.	1,900	$177,194
Northwest Bancshares, Inc.	55,750	712,485
Norwood Financial Corp.	1,540	39,701
Oak Valley Bancorp	1,110	30,236
OceanFirst Financial Corp.	24,343	428,680
OFG Bancorp	17,560	751,568
Ohio Valley Banc Corp.	100	3,223
Old National Bancorp	116,786	2,492,213
Old Point Financial Corp.	240	9,420
Old Second Bancorp, Inc.	25,450	451,483
OP Bancorp	670	8,703
Orange County Bancorp, Inc.	2,240	57,882
Origin Bancorp, Inc.	10,870	388,494
Orrstown Financial Services, Inc.	6,950	221,219
Pacific Premier Bancorp, Inc.	38,550	813,020
Park National Corp.	5,220	873,097
Parke Bancorp, Inc.	1,760	35,851
Pathward Financial, Inc.	8,340	659,861
Patriot National Bancorp, Inc.*	12,780	19,426
PCB Bancorp	2,110	44,268
Peapack-Gladstone Financial Corp.	6,090	172,043
Penns Woods Bancorp, Inc.	270	8,197
Peoples Bancorp of North Carolina, Inc.	450	12,983
Peoples Bancorp, Inc.	13,004	397,142
Peoples Financial Services Corp.	1,320	65,168
Pioneer Bancorp, Inc.*	1,540	18,526
Plumas Bancorp	850	37,791
Ponce Financial Group, Inc.*	4,030	55,775
Preferred Bank	4,900	424,071
Primis Financial Corp.	7,690	83,437
Princeton Bancorp, Inc.	920	28,097
Provident Bancorp, Inc.*	4,760	59,452
Provident Financial Services, Inc.	48,105	843,281
QCR Holdings, Inc.	5,800	393,820
RBB Bancorp	4,520	77,789
Red River Bancshares, Inc.	1,200	70,440
Renasant Corp.	37,300	1,340,189
Republic Bancorp, Inc., Class A	3,180	232,490
Rhinebeck Bancorp, Inc.*	240	2,815
Richmond Mutual Bancorp, Inc.	580	8,004
Riverview Bancorp, Inc.	1,310	7,205
S&T Bancorp, Inc.	14,209	537,384
SB Financial Group, Inc.	260	4,966
Seacoast Banking Corp. of Florida	31,385	866,854
ServisFirst Bancshares, Inc.	19,300	1,495,943
Shore Bancshares, Inc.	7,105	111,691
Sierra Bancorp	4,610	136,871
Simmons First National Corp., Class A	49,819	944,568
SmartFinancial, Inc.	5,360	181,061
Sound Financial Bancorp, Inc.	60	2,760
South Plains Financial, Inc.	3,620	130,465
Southern First Bancshares, Inc.*	1,690	64,271
Southern Missouri Bancorp, Inc.	3,250	178,035
Southside Bancshares, Inc.	14,736	433,680
SR Bancorp, Inc.	710	9,585
Stellar Bancorp, Inc.	17,384	486,404
Sterling Bancorp, Inc. (r)*	1,320	—
Stock Yards Bancorp, Inc.	9,010	711,610
Texas Capital Bancshares, Inc.*	17,070	1,355,358
Third Coast Bancshares, Inc.*	3,800	124,146
Timberland Bancorp, Inc.	1,260	39,312
Tompkins Financial Corp.	4,561	286,112
Towne Bank	28,909	988,110
TriCo Bancshares	10,782	436,563
Triumph Financial, Inc.*	9,000	495,990
TrustCo Bank Corp.	6,930	231,601
Trustmark Corp.	23,320	850,247
UMB Financial Corp.	26,480	2,784,637
Union Bankshares, Inc.	100	2,662
United Bankshares, Inc.	51,582	1,879,132
United Community Banks, Inc.	45,700	1,361,403
United Security Bancshares	270	2,335
Unity Bancorp, Inc.	2,260	106,401
Univest Financial Corp.	11,100	333,444
USCB Financial Holdings, Inc.	2,670	44,162
Valley National Bancorp	188,239	1,680,974
Veritex Holdings, Inc.	17,824	465,206
Virginia National Bankshares Corp.	890	32,930
WaFd, Inc.	29,008	849,354
Washington Trust Bancorp, Inc.	11,160	315,605
WesBanco, Inc.	33,598	1,062,705
West Bancorp, Inc.	6,010	117,976
Westamerica Bancorp	9,650	467,446
Western New England Bancorp, Inc.	840	7,753
WSFS Financial Corp.	22,811	1,254,605

		97,624,873

Capital Markets (3.3%)
Acadian Asset Management, Inc.	12,108	426,686
AlTi Global, Inc. (x)*	9,060	37,599
Artisan Partners Asset Management, Inc., Class A	22,740	1,008,064
Bakkt Holdings, Inc., Class A*	3,800	53,010
BGC Group, Inc., Class A	133,260	1,363,250
Cohen & Steers, Inc.	9,166	690,658
Diamond Hill Investment Group, Inc.	1,360	197,622
DigitalBridge Group, Inc.	60,275	623,846
Donnelley Financial Solutions, Inc.*	9,220	568,413
Forge Global Holdings, Inc. (x)*	4,706	89,602
GCM Grosvenor, Inc., Class A	10,360	119,762
Jefferies Financial Group, Inc.	181,535	9,928,149
Marex Group plc	11,600	457,852
MarketWise, Inc.	785	15,535
Moelis & Co., Class A	26,090	1,625,929
Open Lending Corp.*	46,160	89,550
P10, Inc., Class A (x)	19,850	202,867
Patria Investments Ltd., Class A	20,850	293,151
Perella Weinberg Partners, Class A	18,370	356,745
Piper Sandler Cos.	6,460	1,795,492
PJT Partners, Inc., Class A	97,278	16,051,843
Siebert Financial Corp.*	1,700	7,514
Silvercrest Asset Management Group, Inc., Class A	2,600	41,236
StepStone Group, Inc., Class A	23,330	1,294,815
Stifel Financial Corp.	103,330	10,723,587
StoneX Group, Inc.*	15,803	1,440,286
TPG, Inc., Class A	206,666	10,839,632
Value Line, Inc.	510	19,967
Victory Capital Holdings, Inc., Class A	16,110	1,025,724

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Virtus Investment Partners, Inc.	2,585	$468,919
Westwood Holdings Group, Inc.	400	6,240
WisdomTree, Inc. (x)	53,000	610,030

		62,473,575

Consumer Finance (0.6%)
Atlanticus Holdings Corp.*	2,900	158,775
Bread Financial Holdings, Inc.	18,200	1,039,584
Consumer Portfolio Services, Inc.*	2,850	28,015
Dave, Inc.*	3,400	912,594
Encore Capital Group, Inc.*	7,180	277,938
Enova International, Inc.*	8,820	983,606
FirstCash Holdings, Inc.	14,954	2,020,884
Green Dot Corp., Class A*	17,660	190,375
LendingClub Corp.*	38,200	459,546
LendingTree, Inc.*	3,600	133,452
Medallion Financial Corp.	1,870	17,821
Navient Corp.	35,497	500,508
Nelnet, Inc., Class A	5,530	669,794
NerdWallet, Inc., Class A*	9,600	105,312
OppFi, Inc. (x)	11,320	158,367
PRA Group, Inc.*	17,960	264,910
PROG Holdings, Inc.	17,760	521,256
Regional Management Corp.	2,230	65,138
Upstart Holdings, Inc. (x)*	30,640	1,981,795
World Acceptance Corp.*	820	135,398

		10,625,068

Financial Services (2.4%)
Acacia Research Corp.*	15,010	53,736
Alerus Financial Corp.	3,160	68,382
AvidXchange Holdings, Inc.*	66,390	649,958
Banco Latinoamericano de Comercio Exterior SA, Class E	10,240	412,672
Better Home & Finance Holding Co.*	1,000	12,390
Burford Capital Ltd.	76,550	1,091,603
Cannae Holdings, Inc.	17,720	369,462
Cantaloupe, Inc.*	15,310	168,257
Cass Information Systems, Inc.	4,653	202,173
Chime Financial, Inc., Class A*	233,775	8,067,575
Compass Diversified Holdings	22,320	140,170
Enact Holdings, Inc.	9,390	348,839
Essent Group Ltd.	39,040	2,370,899
Evertec, Inc.	22,336	805,213
Federal Agricultural Mortgage Corp., Class C	3,020	586,726
Finance of America Cos., Inc., Class A*	700	16,324
Flywire Corp.*	46,137	539,803
HA Sustainable Infrastructure Capital, Inc. (x)	42,950	1,153,637
International Money Express, Inc.*	11,320	114,219
Jackson Financial, Inc., Class A	26,460	2,349,383
loanDepot, Inc., Class A*	7,800	9,906
Marqeta, Inc., Class A*	140,060	816,550
Merchants Bancorp	9,410	311,189
NCR Atleos Corp.*	27,560	786,287
NewtekOne, Inc.	12,300	138,744
NMI Holdings, Inc., Class A*	26,520	1,118,879
Onity Group, Inc.*	1,790	68,324
Pagseguro Digital Ltd., Class A	76,150	734,086
Payoneer Global, Inc.*	98,700	676,095
Paysafe Ltd.*	13,804	174,206
Paysign, Inc.*	16,730	120,456
PennyMac Financial Services, Inc.	10,610	1,057,180
Priority Technology Holdings, Inc.*	13,010	101,218
Radian Group, Inc.	53,106	1,912,878
Remitly Global, Inc.*	54,186	1,017,071
Repay Holdings Corp., Class A*	31,500	151,830
Security National Financial Corp., Class A*	500	4,925
Sezzle, Inc.*	4,980	892,665
Shift4 Payments, Inc., Class A (x)*	137,011	13,579,160
StoneCo Ltd., Class A*	97,940	1,570,958
SWK Holdings Corp.	1,010	14,887
Triller Group, Inc.*	4,700	4,373
Velocity Financial, Inc.*	4,810	89,177
Walker & Dunlop, Inc.	11,370	801,358
Waterstone Financial, Inc.	4,770	65,874

		45,739,697

Insurance (2.7%)
Ambac Financial Group, Inc.*	19,430	137,953
American Coastal Insurance Corp.	11,560	128,547
AMERISAFE, Inc.	8,790	384,387
Baldwin Insurance Group, Inc. (The), Class A*	24,350	1,042,423
Bowhead Specialty Holdings, Inc.*	5,700	213,921
Citizens, Inc., Class A*	1,800	6,282
CNO Financial Group, Inc.	36,610	1,412,414
Crawford & Co., Class A	9,150	96,807
Donegal Group, Inc., Class A	6,660	133,366
eHealth, Inc.*	2,400	10,440
Employers Holdings, Inc.	8,781	414,288
Enstar Group Ltd.*	4,250	1,429,530
F&G Annuities & Life, Inc.	6,980	223,220
Fidelis Insurance Holdings Ltd.	22,060	365,755
Genworth Financial, Inc., Class A*	160,038	1,245,096
GoHealth, Inc., Class A*	2,710	15,040
Goosehead Insurance, Inc., Class A	8,260	871,513
Greenlight Capital Re Ltd., Class A*	8,176	117,489
Hamilton Insurance Group Ltd., Class B*	14,860	321,273
HCI Group, Inc.	2,800	426,160
Heritage Insurance Holdings, Inc.*	8,190	204,259
Hippo Holdings, Inc.*	5,675	158,503
Horace Mann Educators Corp.	13,360	574,079
Investors Title Co.	1,130	238,769
James River Group Holdings Ltd.	28,410	166,483
Kestrel Group Ltd.	829	21,985
Kingstone Cos., Inc.*	2,300	35,443
Kingsway Financial Services, Inc.*	4,480	60,659
Kinsale Capital Group, Inc.	32,907	15,923,697
Lemonade, Inc. (x)*	19,000	832,390
MBIA, Inc.*	25,900	112,406
Mercury General Corp.	9,700	653,198
NI Holdings, Inc.*	4,820	61,407
Oscar Health, Inc., Class A (x)*	74,280	1,592,563
Palomar Holdings, Inc.*	9,480	1,462,290
ProAssurance Corp.*	18,100	413,223
Root, Inc., Class A*	3,880	496,524
Ryan Specialty Holdings, Inc., Class A	192,496	13,087,803

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Safety Insurance Group, Inc.	5,424	$430,611
Selective Insurance Group, Inc.	21,440	1,857,776
Selectquote, Inc.*	21,449	51,049
SiriusPoint Ltd.*	36,000	734,040
Skyward Specialty Insurance Group, Inc.*	14,190	820,040
Stewart Information Services Corp.	9,490	617,799
Tiptree, Inc., Class A	8,570	202,081
Trupanion, Inc.*	13,560	750,546
United Fire Group, Inc.	7,190	206,353
Universal Insurance Holdings, Inc.	8,450	234,318

		50,996,198

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
ACRES Commercial Realty Corp. (REIT)*	400	7,176
Advanced Flower Capital, Inc. (REIT) (x)	12,840	57,523
AG Mortgage Investment Trust, Inc. (REIT)	10,320	77,916
Angel Oak Mortgage REIT, Inc. (REIT)	6,460	60,853
Apollo Commercial Real Estate Finance, Inc. (REIT)	52,888	511,956
Arbor Realty Trust, Inc. (REIT) (x)	62,990	673,993
Ares Commercial Real Estate Corp. (REIT) (x)	38,980	185,935
ARMOUR Residential REIT, Inc. (REIT) (x)	35,587	598,217
Blackstone Mortgage Trust, Inc. (REIT), Class A	56,900	1,095,325
BrightSpire Capital, Inc. (REIT), Class A	47,630	240,531
Chicago Atlantic Real Estate Finance, Inc. (REIT)	8,550	119,358
Chimera Investment Corp. (REIT)	31,866	441,981
Claros Mortgage Trust, Inc. (REIT)	59,700	170,145
Dynex Capital, Inc. (REIT) (x)	38,410	469,370
Ellington Financial, Inc. (REIT) (x)	27,810	361,252
Franklin BSP Realty Trust, Inc. (REIT)	30,600	327,114
Invesco Mortgage Capital, Inc. (REIT) (x)	23,989	188,074
KKR Real Estate Finance Trust, Inc. (REIT)	18,800	164,876
Ladder Capital Corp. (REIT)	37,467	402,770
Lument Finance Trust, Inc. (REIT)	1,400	3,094
MFA Financial, Inc. (REIT)	38,105	360,473
New York Mortgage Trust, Inc. (REIT)	25,860	173,262
Nexpoint Real Estate Finance, Inc. (REIT)	3,760	51,850
Orchid Island Capital, Inc. (REIT) (x)	54,210	380,012
PennyMac Mortgage Investment Trust (REIT) (x)	28,873	371,307
Ready Capital Corp. (REIT) (x)	66,972	292,668
Redwood Trust, Inc. (REIT)	57,300	338,643
Rithm Property Trust, Inc. (REIT)	1,900	5,130
Seven Hills Realty Trust (REIT)	2,180	26,313
Sunrise Realty Trust, Inc. (REIT)	5,546	58,788
TPG RE Finance Trust, Inc. (REIT)	21,380	165,054
Two Harbors Investment Corp. (REIT)	31,505	339,309

		8,720,268

Total Financials		276,179,679

Health Care (17.7%)
Biotechnology (9.3%)
4D Molecular Therapeutics, Inc.*	28,400	105,364
89bio, Inc.*	40,150	394,273
Abeona Therapeutics, Inc.*	8,960	50,893
Absci Corp. (x)*	55,020	141,401
ACADIA Pharmaceuticals, Inc.*	45,320	977,552
Actuate Therapeutics, Inc.*	940	5,743
ADC Therapeutics SA (x)*	16,530	44,300
ADMA Biologics, Inc.*	80,740	1,470,275
Agios Pharmaceuticals, Inc.*	20,370	677,506
Akebia Therapeutics, Inc.*	78,660	286,322
Akero Therapeutics, Inc.*	136,802	7,299,755
Aldeyra Therapeutics, Inc.*	35,440	135,735
Alector, Inc.*	36,880	51,632
Alkermes plc*	57,620	1,648,508
Allogene Therapeutics, Inc. (x)*	106,637	120,500
Altimmune, Inc. (x)*	23,570	91,216
Amicus Therapeutics, Inc.*	105,789	606,171
AnaptysBio, Inc.*	7,730	171,606
Anavex Life Sciences Corp. (x)*	38,020	350,544
Anika Therapeutics, Inc.*	7,250	76,705
Annexon, Inc.*	49,280	118,272
Apogee Therapeutics, Inc.*	120,315	5,225,280
Arbutus Biopharma Corp. (x)*	30,630	94,647
Arcellx, Inc.*	13,330	877,781
Arcturus Therapeutics Holdings, Inc. (x)*	10,200	132,702
Arcus Biosciences, Inc.*	20,000	162,800
Arcutis Biotherapeutics, Inc.*	40,580	568,932
Ardelyx, Inc.*	81,640	320,029
ArriVent Biopharma, Inc.*	10,580	230,327
Arrowhead Pharmaceuticals, Inc.*	45,610	720,638
ARS Pharmaceuticals, Inc. (x)*	313,382	5,468,516
Ascendis Pharma A/S (ADR)*	27,149	4,685,917
Astria Therapeutics, Inc. (x)*	22,800	122,208
aTyr Pharma, Inc.*	27,600	139,932
Aura Biosciences, Inc. (x)*	15,780	98,783
Aurinia Pharmaceuticals, Inc.*	48,800	413,336
Avidity Biosciences, Inc.*	41,670	1,183,428
Avita Medical, Inc. (x)*	8,730	46,182
Beam Therapeutics, Inc.*	32,820	558,268
Benitec Biopharma, Inc.*	1,040	12,168
Bicara Therapeutics, Inc. (x)*	20,250	188,123
BioCryst Pharmaceuticals, Inc.*	77,400	693,504
Biohaven Ltd.*	28,680	404,675
Blueprint Medicines Corp.*	49,049	6,287,101
Bridgebio Pharma, Inc.*	225,531	9,738,429
Bright Minds Biosciences, Inc.*	190	4,961
Candel Therapeutics, Inc. (x)*	25,630	129,688
Capricor Therapeutics, Inc. (x)*	27,700	275,061
Cardiff Oncology, Inc. (x)*	18,550	58,433
CareDx, Inc.*	16,490	322,215
Cargo Therapeutics, Inc.*	24,320	100,198
Cartesian Therapeutics, Inc. (x)*	4,437	46,100

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Catalyst Pharmaceuticals, Inc.*	42,700	$926,590
Celcuity, Inc.*	8,260	110,271
Celldex Therapeutics, Inc.*	22,630	460,520
CG oncology, Inc.*	176,727	4,594,902
Cidara Therapeutics, Inc.*	6,120	298,105
Cogent Biosciences, Inc.*	34,760	249,577
Coherus Oncology, Inc.*	79,950	58,467
Compass Therapeutics, Inc. (x)*	67,450	175,370
Corvus Pharmaceuticals, Inc.*	8,560	34,240
Crinetics Pharmaceuticals, Inc.*	32,630	938,439
CRISPR Therapeutics AG (x)*	30,140	1,466,010
Cullinan Therapeutics, Inc.*	19,420	146,233
Cytokinetics, Inc.*	130,864	4,323,747
Day One Biopharmaceuticals, Inc.*	23,590	153,335
Denali Therapeutics, Inc.*	271,125	3,793,039
Design Therapeutics, Inc.*	13,910	46,877
DiaMedica Therapeutics, Inc.*	1,340	5,226
Dianthus Therapeutics, Inc. (x)*	9,130	170,092
Disc Medicine, Inc.*	8,190	433,742
Dynavax Technologies Corp.*	47,500	471,200
Dyne Therapeutics, Inc.*	30,830	293,502
Editas Medicine, Inc.*	79,080	173,976
Eledon Pharmaceuticals, Inc.*	2,330	6,314
Emergent BioSolutions, Inc.*	9,540	60,865
Enanta Pharmaceuticals, Inc.*	11,810	89,284
Entrada Therapeutics, Inc.*	7,110	47,779
Erasca, Inc.*	77,210	98,057
Fate Therapeutics, Inc.*	78,160	87,539
Fennec Pharmaceuticals, Inc.*	4,970	41,251
Foghorn Therapeutics, Inc.*	7,520	35,344
Geron Corp.*	219,980	310,172
Gossamer Bio, Inc.*	13,210	16,248
GRAIL, Inc.*	11,110	571,276
Greenwich Lifesciences, Inc. (x)*	740	6,712
Gyre Therapeutics, Inc. (x)*	7,540	55,419
Halozyme Therapeutics, Inc.*	130,810	6,804,736
Heron Therapeutics, Inc. (x)*	77,480	160,384
Humacyte, Inc. (x)*	48,130	100,592
Ideaya Biosciences, Inc.*	28,550	600,121
ImmunityBio, Inc. (x)*	83,760	221,126
Immunome, Inc.*	19,640	182,652
Immunovant, Inc.*	20,090	321,440
Inhibikase Therapeutics, Inc.*	1,440	2,808
Inhibrx Biosciences, Inc.*	7,100	101,317
Inmune Bio, Inc. (x)*	9,660	22,315
Insmed, Inc.*	133,661	13,451,643
Intellia Therapeutics, Inc.*	36,800	345,184
Iovance Biotherapeutics, Inc. (x)*	95,920	164,982
Ironwood Pharmaceuticals, Inc., Class A*	77,280	55,425
iTeos Therapeutics, Inc.*	16,330	162,810
Jade Biosciences, Inc. (x)	5,893	58,871
Janux Therapeutics, Inc.*	10,710	247,401
KalVista Pharmaceuticals, Inc.*	13,410	151,600
Keros Therapeutics, Inc.*	11,260	150,321
Kodiak Sciences, Inc.*	28,440	106,081
Korro Bio, Inc. (x)*	2,940	36,721
Krystal Biotech, Inc.*	9,480	1,303,121
Kura Oncology, Inc.*	26,400	152,328
Kymera Therapeutics, Inc.*	16,900	737,516
Larimar Therapeutics, Inc.*	28,980	83,752
Legend Biotech Corp. (ADR)*	127,425	4,522,313
Lexeo Therapeutics, Inc.*	10,500	42,210
Madrigal Pharmaceuticals, Inc.*	6,700	2,027,688
MannKind Corp.*	96,800	362,032
MeiraGTx Holdings plc*	17,720	115,534
Merus NV*	89,255	4,694,813
Metsera, Inc. (x)*	106,908	3,041,533
MiMedx Group, Inc.*	49,500	302,445
Mineralys Therapeutics, Inc.*	9,480	128,264
Mirum Pharmaceuticals, Inc.*	14,990	762,841
Monopar Therapeutics, Inc. (x)*	280	10,018
Monte Rosa Therapeutics, Inc.*	24,740	111,577
MoonLake Immunotherapeutics, Class A*	91,647	4,325,738
Myriad Genetics, Inc.*	29,370	155,955
Natera, Inc.*	65,028	10,985,830
Neurocrine Biosciences, Inc.*	78,144	9,821,919
Neurogene, Inc.*	2,930	43,804
Newamsterdam Pharma Co. NV (x)*	188,952	3,421,921
Nkarta, Inc.*	33,350	55,361
Novavax, Inc. (x)*	53,960	339,948
Nurix Therapeutics, Inc.*	23,120	263,337
Nuvalent, Inc., Class A*	15,650	1,194,095
Nuvectis Pharma, Inc.*	980	7,321
Olema Pharmaceuticals, Inc. (x)*	25,230	107,480
Organogenesis Holdings, Inc., Class A (x)*	28,100	102,846
ORIC Pharmaceuticals, Inc.*	23,780	241,367
Oruka Therapeutics, Inc.	1,630	18,272
Palvella Therapeutics, Inc.*	880	19,835
PDL BioPharma, Inc. (r)*	73,900	—
Perspective Therapeutics, Inc. (x)*	34,730	119,471
Praxis Precision Medicines, Inc.*	6,590	277,110
Precigen, Inc. (x)*	80,190	113,870
Prime Medicine, Inc.*	55,030	135,924
Protagonist Therapeutics, Inc.*	20,800	1,149,616
Protalix BioTherapeutics, Inc.*	5,860	8,673
Protara Therapeutics, Inc.*	2,510	7,605
Prothena Corp. plc*	36,340	220,584
PTC Therapeutics, Inc.*	26,570	1,297,679
Puma Biotechnology, Inc.*	6,900	23,667
Recursion Pharmaceuticals, Inc., Class A (x)*	123,655	625,694
REGENXBIO, Inc.*	18,700	153,527
Relay Therapeutics, Inc.*	37,500	129,750
Replimune Group, Inc.*	18,280	169,821
Rezolute, Inc.*	8,070	35,992
Rhythm Pharmaceuticals, Inc.*	19,690	1,244,211
Rigel Pharmaceuticals, Inc.*	7,629	142,891
Rocket Pharmaceuticals, Inc.*	74,790	183,235
Sage Therapeutics, Inc.*	19,000	173,280
Sana Biotechnology, Inc. (x)*	59,540	162,544
Savara, Inc. (x)*	49,430	112,700
Scholar Rock Holding Corp.*	28,140	996,719
SELLAS Life Sciences Group, Inc.*	24,980	54,706
Sionna Therapeutics, Inc. (x)*	1,310	22,729
Soleno Therapeutics, Inc.*	14,630	1,225,701
Solid Biosciences, Inc.*	29,750	144,883
Spyre Therapeutics, Inc. (x)*	13,230	198,053
Stoke Therapeutics, Inc.*	14,010	159,014
Syndax Pharmaceuticals, Inc.*	31,390	293,967

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Tango Therapeutics, Inc. (x)*	29,230	$149,658
Taysha Gene Therapies, Inc.*	60,470	139,686
Tectonic Therapeutic, Inc.*	1,720	34,176
Tevogen Bio Holdings, Inc.*	10,910	13,638
TG Therapeutics, Inc.*	52,890	1,903,511
Tonix Pharmaceuticals Holding Corp. (x)*	5,360	192,853
Tourmaline Bio, Inc.*	8,590	137,354
Travere Therapeutics, Inc.*	30,180	446,664
TriSalus Life Sciences, Inc.*	580	3,161
TuHURA Biosciences, Inc.*	2,570	5,731
Twist Bioscience Corp.*	20,373	749,523
Tyra Biosciences, Inc. (x)*	12,060	115,414
Ultragenyx Pharmaceutical, Inc.*	121,668	4,423,848
Upstream Bio, Inc. (x)*	10,140	111,337
UroGen Pharma Ltd.*	13,930	190,841
Vanda Pharmaceuticals, Inc.*	35,543	167,763
Vaxcyte, Inc.*	45,180	1,468,802
Vera Therapeutics, Inc., Class A*	18,740	441,514
Veracyte, Inc.*	28,100	759,543
Verastem, Inc. (x)*	40,190	166,789
Vericel Corp.*	16,440	699,522
Verve Therapeutics, Inc.*	24,320	273,114
Vir Biotechnology, Inc.*	33,400	168,336
Viridian Therapeutics, Inc.*	23,900	334,122
Voyager Therapeutics, Inc.*	28,520	88,697
Xencor, Inc.*	24,440	192,098
Xenon Pharmaceuticals, Inc.*	134,410	4,207,033
XOMA Royalty Corp.*	2,000	50,400
Y-mAbs Therapeutics, Inc.*	22,460	101,295
Zenas Biopharma, Inc. (x)*	7,410	71,803
Zymeworks, Inc.*	20,200	253,510

		175,481,251

Health Care Equipment & Supplies (3.6%)
Accuray, Inc. (x)*	27,820	38,113
Alphatec Holdings, Inc.*	34,340	381,174
AngioDynamics, Inc.*	21,340	211,693
Anteris Technologies Global Corp.*	2,300	8,717
Artivion, Inc.*	16,300	506,930
AtriCure, Inc.*	304,722	9,985,740
Avanos Medical, Inc.*	17,200	210,528
Axogen, Inc.*	16,580	179,893
Beta Bionics, Inc. (x)*	10,900	158,704
Bioventus, Inc., Class A*	6,920	45,810
Butterfly Network, Inc., Class A*	31,100	62,200
Ceribell, Inc.*	7,200	134,856
Cerus Corp.*	81,590	115,042
ClearPoint Neuro, Inc.*	3,200	38,208
CONMED Corp.	10,111	526,581
CVRx, Inc.*	11,480	67,502
Delcath Systems, Inc.*	5,300	72,080
Electromed, Inc.*	600	13,194
Embecta Corp.	20,900	202,521
Enovis Corp.*	20,800	652,288
Glaukos Corp.*	115,162	11,895,083
Haemonetics Corp.*	18,070	1,348,203
ICU Medical, Inc.*	8,190	1,082,308
Inogen, Inc.*	20,320	142,850
Integer Holdings Corp.*	12,370	1,521,139
Integra LifeSciences Holdings Corp.*	26,180	321,229
iRadimed Corp.	3,650	218,233
iRhythm Technologies, Inc.*	11,606	1,786,860
Kestra Medical Technologies Ltd.*	2,800	46,424
KORU Medical Systems, Inc.*	1,800	6,444
Lantheus Holdings, Inc.*	25,240	2,066,146
LeMaitre Vascular, Inc.	7,200	597,960
LENSAR, Inc.*	1,100	14,487
LivaNova plc*	20,032	901,841
Lucid Diagnostics, Inc.*	11,100	12,765
Masimo Corp.*	71,539	12,034,290
Merit Medical Systems, Inc.*	21,345	1,995,331
Myomo, Inc.*	6,000	12,960
Neogen Corp.*	84,112	402,055
Neuronetics, Inc.*	6,000	20,940
NeuroPace, Inc.*	4,170	46,454
Novocure Ltd.*	40,680	724,104
Omnicell, Inc.*	18,100	532,140
OraSure Technologies, Inc.*	56,720	170,160
Orthofix Medical, Inc.*	22,485	250,708
OrthoPediatrics Corp.*	7,160	153,797
Outset Medical, Inc.*	4,000	76,840
PROCEPT BioRobotics Corp.*	185,201	10,667,578
Pro-Dex, Inc.*	500	21,820
Pulmonx Corp.*	26,110	67,625
Pulse Biosciences, Inc. (x)*	9,090	137,168
QuidelOrtho Corp.*	24,700	711,854
RxSight, Inc.*	13,000	169,000
Sanara Medtech, Inc. (x)*	930	26,403
SANUWAVE Health, Inc.*	1,100	36,146
Semler Scientific, Inc.*	5,930	229,728
SI-BONE, Inc.*	14,950	281,359
Sight Sciences, Inc.*	9,100	37,583
STAAR Surgical Co. (x)*	19,100	320,498
Stereotaxis, Inc. (x)*	5,390	11,427
Surmodics, Inc.*	4,240	125,970
Tactile Systems Technology, Inc.*	14,080	142,771
Tandem Diabetes Care, Inc.*	24,740	461,154
TransMedics Group, Inc.*	11,900	1,594,719
Treace Medical Concepts, Inc.*	25,310	148,823
UFP Technologies, Inc. (x)*	2,700	659,232
Utah Medical Products, Inc.	2,050	116,686
Varex Imaging Corp.*	12,160	105,427
Zimvie, Inc.*	8,070	75,454

		68,141,950

Health Care Providers & Services (2.5%)
AdaptHealth Corp., Class A*	32,575	307,182
Addus HomeCare Corp.*	6,900	794,811
agilon health, Inc.*	117,850	271,055
AirSculpt Technologies, Inc. (x)*	15,690	75,783
Alignment Healthcare, Inc.*	46,490	650,860
AMN Healthcare Services, Inc.*	16,300	336,921
Ardent Health, Inc.*	7,100	96,986
Astrana Health, Inc.*	14,500	360,760
Aveanna Healthcare Holdings, Inc.*	20,510	107,267
BrightSpring Health Services, Inc.*	446,992	10,544,541
Brookdale Senior Living, Inc.*	83,580	581,717
Castle Biosciences, Inc.*	9,250	188,885
Clover Health Investments Corp., Class A*	147,000	410,130
Community Health Systems, Inc.*	59,400	201,960

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Concentra Group Holdings Parent, Inc.	39,959	$821,957
CorVel Corp.*	10,600	1,089,468
Cross Country Healthcare, Inc.*	10,380	135,459
DocGo, Inc. (x)*	59,520	93,446
Encompass Health Corp.	61,600	7,554,008
Enhabit, Inc.*	18,670	179,979
Ensign Group, Inc. (The)	20,460	3,156,160
Fulgent Genetics, Inc.*	7,810	155,263
GeneDx Holdings Corp., Class A*	6,860	633,247
Guardant Health, Inc.*	42,620	2,217,945
HealthEquity, Inc.*	30,290	3,173,180
Hims & Hers Health, Inc.*	69,370	3,458,094
Innovage Holding Corp.*	5,900	21,771
Joint Corp. (The)*	10,680	123,247
LifeStance Health Group, Inc.*	52,350	270,649
Nano-X Imaging Ltd. (x)*	41,400	214,038
National HealthCare Corp.	4,020	430,180
National Research Corp.	6,680	112,224
NeoGenomics, Inc.*	43,800	320,178
Oncology Institute, Inc. (The)*	19,000	38,950
OPKO Health, Inc.*	116,780	154,150
Option Care Health, Inc.*	60,020	1,949,450
Owens & Minor, Inc.*	32,050	291,655
PACS Group, Inc.*	14,820	191,474
Pediatrix Medical Group, Inc.*	30,200	433,370
Pennant Group, Inc. (The)*	12,610	376,409
Performant Healthcare, Inc.*	6,470	25,880
Premier, Inc., Class A	33,300	730,269
Privia Health Group, Inc.*	41,867	962,941
Progyny, Inc.*	29,100	640,200
RadNet, Inc.*	25,260	1,437,547
SBC Medical Group Holdings, Inc.*	1,000	4,640
Select Medical Holdings Corp.	39,319	596,862
Sonida Senior Living, Inc.*	900	22,455
Surgery Partners, Inc.*	29,100	646,893
Talkspace, Inc.*	28,740	79,897
US Physical Therapy, Inc.	6,200	484,840
Viemed Healthcare, Inc.*	6,900	47,679

		48,204,912

Health Care Technology (0.8%)
Claritev Corp.*	1,200	54,156
Definitive Healthcare Corp., Class A*	43,170	168,363
Evolent Health, Inc., Class A*	42,230	475,510
Health Catalyst, Inc.*	30,120	113,552
HealthStream, Inc.	7,430	205,588
LifeMD, Inc.*	16,030	218,329
OptimizeRx Corp.*	11,000	148,500
Phreesia, Inc.*	18,900	537,894
Schrodinger, Inc.*	17,800	358,136
Simulations Plus, Inc.	6,300	109,935
Teladoc Health, Inc.*	64,030	557,701
TruBridge, Inc.*	1,300	30,446
Waystar Holding Corp.*	284,572	11,630,458

		14,608,568

Life Sciences Tools & Services (0.7%)
10X Genomics, Inc., Class A*	38,500	445,830
Adaptive Biotechnologies Corp.*	54,430	634,109
Alpha Teknova, Inc.*	2,500	12,275
Azenta, Inc.*	14,900	458,622
BioLife Solutions, Inc.*	12,300	264,942
Codexis, Inc.*	40,840	99,650
CryoPort, Inc.*	25,170	187,768
Cytek Biosciences, Inc.*	37,342	126,963
Lifecore Biomedical, Inc.*	2,190	17,783
Maravai LifeSciences Holdings, Inc., Class A (x)*	79,090	190,607
MaxCyte, Inc.*	29,330	63,939
Mesa Laboratories, Inc.	2,300	216,706
Niagen Bioscience, Inc.*	17,850	257,218
OmniAb, Inc. (Earn Out Shares) (r)(x)*	4,966	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	56,484	98,282
Pacific Biosciences of California, Inc. (x)*	130,370	161,659
Personalis, Inc.*	10,400	68,224
Quanterix Corp.*	13,980	92,967
Quantum-Si, Inc. (x)*	101,760	199,450
Repligen Corp.*	72,015	8,957,226
Standard BioTools, Inc.*	115,250	138,300

		12,692,520

Pharmaceuticals (0.8%)
Aardvark Therapeutics, Inc.*	500	6,760
Aclaris Therapeutics, Inc.*	7,600	10,792
Alumis, Inc. (x)*	31,082	93,246
Amneal Pharmaceuticals, Inc.*	60,790	491,791
Amphastar Pharmaceuticals, Inc.*	16,400	376,544
Amylyx Pharmaceuticals, Inc.*	11,500	73,715
ANI Pharmaceuticals, Inc.*	6,100	398,025
Aquestive Therapeutics, Inc. (x)*	30,160	99,830
Arvinas, Inc.*	24,540	180,614
Atea Pharmaceuticals, Inc.*	45,730	164,628
Avadel Pharmaceuticals plc (ADR) (x)*	35,310	312,493
Axsome Therapeutics, Inc.*	13,920	1,453,109
BioAge Labs, Inc.*	4,000	16,520
Biote Corp., Class A*	5,300	21,306
Collegium Pharmaceutical, Inc.*	10,700	316,399
CorMedix, Inc. (x)*	20,440	251,821
Edgewise Therapeutics, Inc.*	27,730	363,540
Enliven Therapeutics, Inc.*	13,450	269,807
Esperion Therapeutics, Inc. (x)*	117,030	115,204
Eton Pharmaceuticals, Inc.*	4,800	68,400
Evolus, Inc.*	25,280	232,829
EyePoint Pharmaceuticals, Inc.*	19,120	179,919
Fulcrum Therapeutics, Inc.*	28,210	194,085
Harmony Biosciences Holdings, Inc.*	15,940	503,704
Harrow, Inc.*	11,060	337,772
Indivior plc (x)*	44,200	651,508
Innoviva, Inc.*	20,000	401,800
Journey Medical Corp.*	1,100	7,898
LENZ Therapeutics, Inc. (x)*	5,588	163,784
Ligand Pharmaceuticals, Inc.*	6,550	744,604
Liquidia Corp.*	22,020	274,369
Maze Therapeutics, Inc. (x)*	4,800	58,896
MBX Biosciences, Inc.*	2,700	30,807
MediWound Ltd. (x)*	1,250	24,213
Mind Medicine MindMed, Inc. (x)*	27,500	178,475
Nuvation Bio, Inc. (x)*	67,409	131,448

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Ocular Therapeutix, Inc.*	59,440	$551,603
Omeros Corp. (x)*	28,600	85,800
Pacira BioSciences, Inc.*	16,500	394,350
Phathom Pharmaceuticals, Inc.*	19,610	188,060
Phibro Animal Health Corp., Class A	5,300	135,362
Prestige Consumer Healthcare, Inc.*	18,560	1,482,016
Rapport Therapeutics, Inc.*	5,100	57,987
scPharmaceuticals, Inc. (x)*	9,470	36,081
Septerna, Inc. (x)*	8,300	87,731
SIGA Technologies, Inc.	29,780	194,166
Supernus Pharmaceuticals, Inc.*	17,900	564,208
Tarsus Pharmaceuticals, Inc.*	13,810	559,443
Terns Pharmaceuticals, Inc.*	40,270	150,207
Theravance Biopharma, Inc.*	18,300	201,849
Third Harmonic Bio, Inc.*	5,570	30,245
Trevi Therapeutics, Inc.*	53,500	292,645
Tvardi Therapeutics, Inc.*	800	18,664
WaVe Life Sciences Ltd.*	33,450	217,425
Xeris Biopharma Holdings, Inc.*	54,450	254,281
Zevra Therapeutics, Inc.*	19,760	174,086

		14,876,864

Total Health Care		334,006,065

Industrials (19.5%)
Aerospace & Defense (4.5%)
AAR Corp.*	13,000	894,270
AeroVironment, Inc.*	10,000	2,849,500
AerSale Corp.*	13,700	82,337
Archer Aviation, Inc., Class A*	198,580	2,154,593
Astronics Corp.*	10,400	348,192
BWX Technologies, Inc.	111,598	16,076,808
Byrna Technologies, Inc.*	6,150	189,912
Cadre Holdings, Inc.	12,930	411,820
Curtiss-Wright Corp.	26,624	13,007,155
Ducommun, Inc.*	4,930	407,366
Eve Holding, Inc. (x)*	10,240	70,246
Intuitive Machines, Inc.*	39,850	433,170
Kratos Defense & Security Solutions, Inc. (x)*	53,970	2,506,907
Loar Holdings, Inc.*	147,430	12,704,043
Mercury Systems, Inc.*	20,940	1,127,828
Moog, Inc., Class A	88,707	16,053,306
National Presto Industries, Inc.	760	74,450
Park Aerospace Corp.	3,000	44,310
Redwire Corp.*	21,050	343,115
Satellogic, Inc., Class A (x)*	13,460	48,725
StandardAero, Inc.*	412,465	13,054,517
Triumph Group, Inc.*	24,000	618,000
V2X, Inc.*	5,970	289,844

		83,790,414

Air Freight & Logistics (0.1%)
Forward Air Corp. (x)*	12,200	299,388
Hub Group, Inc., Class A	21,760	727,437
Radiant Logistics, Inc.*	5,990	36,419

		1,063,244

Building Products (2.7%)
American Woodmark Corp.*	5,100	272,187
Apogee Enterprises, Inc.	8,230	334,138
Armstrong World Industries, Inc.	85,567	13,899,503
AZEK Co., Inc. (The), Class A*	203,033	11,034,844
AZZ, Inc.	10,610	1,002,433
CSW Industrials, Inc.	6,220	1,784,083
Gibraltar Industries, Inc.*	10,370	611,830
Griffon Corp.	13,880	1,004,496
Insteel Industries, Inc.	6,800	253,028
Janus International Group, Inc.*	54,200	441,188
JELD-WEN Holding, Inc.*	31,717	124,331
Lennox International, Inc.	24,225	13,886,739
Masterbrand, Inc.*	49,750	543,767
Quanex Building Products Corp.	16,780	317,142
Resideo Technologies, Inc.*	53,370	1,177,342
Tecnoglass, Inc.	8,580	663,749
UFP Industries, Inc.	22,004	2,186,317
Zurn Elkay Water Solutions Corp.	54,770	2,002,939

		51,540,056

Commercial Services & Supplies (0.9%)
ABM Industries, Inc.	23,150	1,092,911
ACCO Brands Corp.	17,360	62,149
Acme United Corp.	150	6,217
ACV Auctions, Inc., Class A*	56,530	916,917
BrightView Holdings, Inc.*	21,830	363,469
Brink’s Co. (The)	15,326	1,368,459
Casella Waste Systems, Inc., Class A*	22,687	2,617,626
CECO Environmental Corp. (x)*	11,060	313,109
Cimpress plc*	6,700	314,900
CompX International, Inc.	490	13,019
CoreCivic, Inc.*	40,740	858,392
Deluxe Corp.	16,600	264,106
Driven Brands Holdings, Inc.*	22,890	401,948
Ennis, Inc.	9,120	165,437
Enviri Corp.*	28,440	246,859
GEO Group, Inc. (The)*	53,880	1,290,426
Healthcare Services Group, Inc.*	34,350	516,280
HNI Corp.	17,200	845,896
Interface, Inc., Class A	18,510	387,414
Liquidity Services, Inc.*	7,790	183,766
MillerKnoll, Inc.	29,440	571,725
Mobile Infrastructure Corp., Class A*	290	1,314
Montrose Environmental Group, Inc.*	12,150	265,963
NL Industries, Inc.	1,470	9,408
OPENLANE, Inc.*	35,644	871,496
Perma-Fix Environmental Services, Inc.*	3,160	33,243
Pitney Bowes, Inc.	64,600	704,786
Quad/Graphics, Inc.	7,240	40,906
Steelcase, Inc., Class A	31,120	324,582
UniFirst Corp.	5,700	1,072,854
Vestis Corp.	42,020	240,775
Virco Mfg. Corp.	3,960	31,601
VSE Corp.	7,400	969,252

		17,367,205

Construction & Engineering (3.2%)
Ameresco, Inc., Class A*	8,160	123,950
Arcosa, Inc.	17,630	1,528,697
Argan, Inc.	4,720	1,040,666

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Bowman Consulting Group Ltd., Class A*	5,770	$165,888
Centuri Holdings, Inc.*	14,440	324,034
Comfort Systems USA, Inc.	44,671	23,953,037
Concrete Pumping Holdings, Inc.	9,960	61,254
Construction Partners, Inc., Class A*	16,580	1,762,122
Dycom Industries, Inc.*	10,220	2,497,666
Fluor Corp.*	61,350	3,145,414
Granite Construction, Inc. (x)	181,282	16,951,680
Great Lakes Dredge & Dock Corp.*	38,830	473,338
IES Holdings, Inc.*	3,050	903,501
Limbach Holdings, Inc.*	3,650	511,365
Matrix Service Co.*	6,150	83,086
MYR Group, Inc.*	5,290	959,871
NWPX Infrastructure, Inc.*	1,730	70,947
Orion Group Holdings, Inc.*	7,520	68,206
Primoris Services Corp.	20,420	1,591,535
Southland Holdings, Inc.*	1,800	7,524
Sterling Infrastructure, Inc.*	10,870	2,508,035
Tutor Perini Corp.*	15,460	723,219

		59,455,035

Electrical Equipment (0.8%)
Allient, Inc.	2,960	107,478
American Superconductor Corp.*	13,040	478,438
Amprius Technologies, Inc. (x)*	65,440	275,502
Array Technologies, Inc.*	58,600	345,740
Atkore, Inc.	14,010	988,405
Bloom Energy Corp., Class A (x)*	75,990	1,817,681
Complete Solaria, Inc.*	14,100	25,944
EnerSys	13,470	1,155,322
Enovix Corp. (x)*	64,820	670,239
Eos Energy Enterprises, Inc.*	81,000	414,720
Fluence Energy, Inc., Class A (x)*	6,800	45,628
Hyliion Holdings Corp. (x)*	46,210	60,997
KULR Technology Group, Inc. (x)*	28,900	206,057
LSI Industries, Inc.	9,190	156,322
NANO Nuclear Energy, Inc.*	8,800	303,512
Net Power, Inc.*	34,120	84,276
NEXTracker, Inc., Class A*	54,140	2,943,592
NuScale Power Corp., Class A (x)*	46,150	1,825,694
Plug Power, Inc. (x)*	289,440	431,266
Powell Industries, Inc.	3,450	726,052
Preformed Line Products Co.	610	97,484
Shoals Technologies Group, Inc., Class A*	60,200	255,850
SKYX Platforms Corp.*	5,100	5,329
Sunrun, Inc.*	83,510	683,112
T1 Energy, Inc. (x)*	40,160	49,397
Thermon Group Holdings, Inc.*	12,820	359,986
Vicor Corp.*	7,600	344,736

		14,858,759

Ground Transportation (0.2%)
ArcBest Corp.	9,485	730,440
Covenant Logistics Group, Inc., Class A	4,340	104,637
FTAI Infrastructure, Inc.	36,040	222,367
Heartland Express, Inc.	8,320	71,885
Hertz Global Holdings, Inc.*	44,000	300,520
Marten Transport Ltd.	26,949	350,067
PAMT Corp.*	1,400	18,018
Proficient Auto Logistics, Inc. (x)*	4,200	30,492
RXO, Inc.*	57,890	910,031
Universal Logistics Holdings, Inc. (x)	2,630	66,749
Werner Enterprises, Inc.	22,747	622,358

		3,427,564

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	9,680	302,016

Machinery (3.3%)
3D Systems Corp. (x)*	89,310	137,538
Alamo Group, Inc.	3,760	821,109
Albany International Corp., Class A	11,350	795,976
Astec Industries, Inc.	11,400	475,266
Atmus Filtration Technologies, Inc.	30,639	1,115,872
Blue Bird Corp.*	12,280	530,005
Chart Industries, Inc.*	16,440	2,706,846
Columbus McKinnon Corp.	9,300	142,011
Crane Co.	70,487	13,384,777
Douglas Dynamics, Inc.	5,760	169,747
Eastern Co. (The)	440	10,041
Energy Recovery, Inc.*	18,990	242,692
Enerpac Tool Group Corp., Class A	19,740	800,654
Enpro, Inc.	7,810	1,496,006
ESCO Technologies, Inc.	9,584	1,838,882
Federal Signal Corp.	21,870	2,327,405
Franklin Electric Co., Inc.	15,780	1,416,097
Gencor Industries, Inc.*	1,420	19,880
Gorman-Rupp Co. (The)	8,100	297,432
Graham Corp.*	2,590	128,231
Greenbrier Cos., Inc. (The)	11,947	550,159
Helios Technologies, Inc.	12,000	400,440
Hillenbrand, Inc.	27,341	548,734
Hillman Solutions Corp.*	68,330	487,876
Hyster-Yale, Inc.	4,150	165,087
ITT, Inc.	86,528	13,570,186
JBT Marel Corp.	19,036	2,289,269
Kadant, Inc.	4,316	1,370,114
Kennametal, Inc.	28,200	647,472
L B Foster Co., Class A*	1,230	26,900
Lindsay Corp.	3,510	506,318
Luxfer Holdings plc	8,030	97,805
Manitowoc Co., Inc. (The)*	7,340	88,227
Mayville Engineering Co., Inc.*	3,720	59,371
Microvast Holdings, Inc.*	72,500	263,175
Miller Industries, Inc.	4,050	180,063
Mueller Water Products, Inc., Class A	57,820	1,389,993
Omega Flex, Inc.	1,810	58,608
Park-Ohio Holdings Corp.	1,650	29,469
Proto Labs, Inc.*	11,470	459,259
REV Group, Inc.	19,620	933,716
Shyft Group, Inc. (The)	9,550	119,757
SPX Technologies, Inc.*	16,640	2,790,195
Standex International Corp.	4,520	707,290
Tennant Co.	6,900	534,612
Terex Corp.	24,780	1,156,978
Titan International, Inc.*	17,870	183,525
Trinity Industries, Inc.	29,140	787,071
Wabash National Corp.	19,000	201,970
Watts Water Technologies, Inc., Class A	10,012	2,461,851

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Worthington Enterprises, Inc.	11,699	$744,524

		62,666,481

Marine Transportation (0.8%)
Costamare Bulkers Holdings Ltd.*	2,372	20,565
Costamare, Inc.	11,860	108,045
Genco Shipping & Trading Ltd.	15,680	204,938
Golden Ocean Group Ltd. (x)	44,700	327,204
Himalaya Shipping Ltd. (x)	5,190	29,946
Kirby Corp.*	109,786	12,450,830
Matson, Inc.	12,180	1,356,243
Pangaea Logistics Solutions Ltd.	14,280	67,116
Safe Bulkers, Inc.	25,610	92,452

		14,657,339

Passenger Airlines (0.2%)
Allegiant Travel Co.*	6,490	356,626
Blade Air Mobility, Inc.*	24,410	98,372
Frontier Group Holdings, Inc. (x)*	45,400	164,802
JetBlue Airways Corp.*	113,480	480,020
Joby Aviation, Inc. (x)*	168,120	1,773,666
SkyWest, Inc.*	14,500	1,493,065
Sun Country Airlines Holdings, Inc.*	14,550	170,963

		4,537,514

Professional Services (1.4%)
Acuren Corp. (x)*	37,700	416,208
Alight, Inc., Class A	154,280	873,225
Asure Software, Inc.*	6,900	67,344
Barrett Business Services, Inc.	9,840	410,229
BlackSky Technology, Inc., Class A (x)*	2,279	46,902
CBIZ, Inc.*	18,366	1,317,026
Conduent, Inc.*	70,940	187,281
CRA International, Inc.	2,700	505,899
CSG Systems International, Inc.	9,352	610,779
Exponent, Inc.	18,870	1,409,778
First Advantage Corp.*	28,800	478,368
Forrester Research, Inc.*	6,820	67,518
Franklin Covey Co.*	4,730	107,939
FTI Consulting, Inc.*	48,556	7,841,794
Heidrick & Struggles International, Inc.	6,500	297,440
HireQuest, Inc.	670	6,707
Huron Consulting Group, Inc.*	5,989	823,727
IBEX Holdings Ltd.*	5,100	148,410
ICF International, Inc.	6,780	574,334
Innodata, Inc.*	9,990	511,688
Insperity, Inc.	13,130	789,376
Kelly Services, Inc., Class A	5,900	69,089
Kforce, Inc.	6,990	287,499
Korn Ferry	18,450	1,352,938
Legalzoom.com, Inc.*	48,720	434,095
Maximus, Inc.	20,483	1,437,906
Mistras Group, Inc.*	6,250	50,062
NV5 Global, Inc.*	20,000	461,800
Planet Labs PBC*	78,670	479,887
RCM Technologies, Inc.*	400	9,428
Resolute Holdings Management, Inc. (x)*	1,074	34,228
Resources Connection, Inc.	13,210	70,938
Skillsoft Corp.*	600	9,582
Spire Global, Inc. (x)*	16,720	198,968
TriNet Group, Inc.	11,930	872,560
TrueBlue, Inc.*	16,270	105,430
TTEC Holdings, Inc.*	22,010	105,868
Upwork, Inc.*	46,700	627,648
Verra Mobility Corp., Class A*	56,210	1,427,172
Willdan Group, Inc.*	4,570	285,671
WNS Holdings Ltd.*	14,750	932,790

		26,745,531

Trading Companies & Distributors (1.4%)
Alta Equipment Group, Inc. (x)	12,860	81,275
Applied Industrial Technologies, Inc.	62,772	14,591,351
BlueLinx Holdings, Inc.*	2,730	203,057
Boise Cascade Co.	13,550	1,176,411
Custom Truck One Source, Inc. (x)*	34,270	169,294
Distribution Solutions Group, Inc.*	3,876	106,474
DNOW, Inc.*	37,300	553,159
DXP Enterprises, Inc.*	4,790	419,844
EVI Industries, Inc.	970	21,175
GATX Corp.	13,010	1,997,816
Global Industrial Co.	6,010	162,330
GMS, Inc.*	13,490	1,467,037
Herc Holdings, Inc.	11,580	1,524,970
Hudson Technologies, Inc.*	21,490	174,499
Karat Packaging, Inc.	3,240	91,238
McGrath RentCorp	8,790	1,019,288
MRC Global, Inc.*	30,200	414,042
NPK International, Inc.*	27,260	231,983
Rush Enterprises, Inc., Class A	22,955	1,182,412
Rush Enterprises, Inc., Class B	2,690	141,171
Titan Machinery, Inc.*	9,560	189,384
Transcat, Inc.*	4,350	373,926
Willis Lease Finance Corp.	640	91,379
Xometry, Inc., Class A (x)*	15,430	521,380

		26,904,895

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp. (x)*	5,070	49,534

Total Industrials		367,365,587

Information Technology (18.6%)
Communications Equipment (0.4%)
ADTRAN Holdings, Inc.*	35,830	321,395
Applied Optoelectronics, Inc. (x)*	19,570	502,753
Aviat Networks, Inc.*	5,850	140,692
BK Technologies Corp.*	610	28,749
Calix, Inc.*	20,020	1,064,864
Clearfield, Inc.*	6,180	268,274
CommScope Holding Co., Inc.*	79,970	662,152
Digi International, Inc.*	12,400	432,264
Extreme Networks, Inc.*	43,410	779,209
Harmonic, Inc.*	34,400	325,768
Inseego Corp.*	1,270	10,465
NETGEAR, Inc.*	11,170	324,712
NetScout Systems, Inc.*	24,180	599,906
Ribbon Communications, Inc.*	31,060	124,551
Viasat, Inc.*	46,350	676,710
Viavi Solutions, Inc.*	81,870	824,431

		7,086,895

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (3.3%)
908 Devices, Inc. (x)*	19,400	$138,322
Advanced Energy Industries, Inc.	13,920	1,844,400
Aeva Technologies, Inc.*	8,353	315,660
Arlo Technologies, Inc.*	33,330	565,277
Badger Meter, Inc.	10,790	2,643,011
Bel Fuse, Inc., Class A	400	35,940
Bel Fuse, Inc., Class B (x)	3,900	380,991
Belden, Inc.	14,738	1,706,660
Benchmark Electronics, Inc.	13,189	512,129
Celestica, Inc.*	96,653	15,088,500
Climb Global Solutions, Inc.	1,320	141,121
Coherent Corp.*	156,740	13,982,775
CTS Corp.	11,962	509,701
Daktronics, Inc.*	10,320	156,038
ePlus, Inc.*	9,900	713,790
Evolv Technologies Holdings, Inc.*	47,470	296,213
Fabrinet*	12,910	3,804,319
FARO Technologies, Inc.*	5,845	256,712
Frequency Electronics, Inc.	2,300	52,233
Insight Enterprises, Inc.*	10,095	1,393,968
Itron, Inc.*	16,370	2,154,783
Kimball Electronics, Inc.*	7,460	143,456
Knowles Corp.*	33,000	581,460
Methode Electronics, Inc.	12,840	122,108
MicroVision, Inc. (x)*	80,940	92,272
Mirion Technologies, Inc., Class A*	76,840	1,654,365
M-Tron Industries, Inc.*	700	29,400
Napco Security Technologies, Inc.	12,370	367,265
nLight, Inc.*	13,200	259,776
Novanta, Inc.*	13,180	1,699,297
OSI Systems, Inc.*	6,000	1,349,160
Ouster, Inc.*	20,050	486,213
PAR Technology Corp. (x)*	14,580	1,011,415
PC Connection, Inc.	4,260	280,223
Plexus Corp.*	9,995	1,352,423
Powerfleet, Inc. (x)*	45,310	195,286
Red Cat Holdings, Inc. (x)*	27,300	198,744
Richardson Electronics Ltd.	2,290	22,099
Rogers Corp.*	7,200	493,056
Sanmina Corp.*	20,080	1,964,426
ScanSource, Inc.*	9,400	393,014
TTM Technologies, Inc.*	36,680	1,497,278
Vishay Intertechnology, Inc.	49,470	785,584
Vishay Precision Group, Inc. (x)*	2,210	62,101
Vuzix Corp.*	18,900	55,188

		61,788,152

IT Services (0.2%)
Applied Digital Corp. (x)*	69,590	700,771
ASGN, Inc.*	14,003	699,170
Backblaze, Inc., Class A*	14,490	79,695
BigBear.ai Holdings, Inc. (x)*	105,400	715,666
BigCommerce Holdings, Inc.*	39,900	199,500
Couchbase, Inc.*	14,200	346,196
Crexendo, Inc.*	1,700	10,319
CSP, Inc.	400	5,176
DigitalOcean Holdings, Inc.*	23,020	657,451
Fastly, Inc., Class A*	40,600	286,636
Grid Dynamics Holdings, Inc.*	18,570	214,483
Hackett Group, Inc. (The)	14,040	356,897
Information Services Group, Inc.	8,700	41,760
Rackspace Technology, Inc.*	104,120	133,274
Tucows, Inc., Class A*	3,160	62,284
Unisys Corp.*	41,880	189,716

		4,698,994

Semiconductors & Semiconductor Equipment (3.9%)
ACM Research, Inc., Class A*	17,240	446,516
Aehr Test Systems (x)*	860	11,120
Aeluma, Inc.*	4,900	80,213
Alpha & Omega Semiconductor Ltd.*	11,900	305,354
Ambarella, Inc.*	13,900	918,304
Atomera, Inc.*	3,700	18,648
Axcelis Technologies, Inc.*	12,500	871,125
CEVA, Inc.*	7,570	166,389
Cohu, Inc.*	17,387	334,526
Credo Technology Group Holding Ltd.*	266,719	24,695,512
Diodes, Inc.*	17,300	914,997
FormFactor, Inc.*	29,140	1,002,707
Ichor Holdings Ltd.*	15,240	299,314
Impinj, Inc.*	9,500	1,055,165
indie Semiconductor, Inc., Class A (x)*	51,720	184,123
Kulicke & Soffa Industries, Inc.	18,980	656,708
MACOM Technology Solutions Holdings, Inc.*	106,397	15,245,626
MaxLinear, Inc., Class A*	27,656	392,992
Navitas Semiconductor Corp., Class A (x)*	40,730	266,782
NVE Corp.	840	61,832
PDF Solutions, Inc.*	11,600	248,008
Penguin Solutions, Inc. (x)*	18,530	367,079
Photronics, Inc.*	22,740	428,194
Power Integrations, Inc.	21,160	1,182,844
Rambus, Inc.*	39,268	2,513,937
Rigetti Computing, Inc. (x)*	103,110	1,222,885
Semtech Corp.*	298,294	13,464,991
Silicon Laboratories, Inc.*	11,754	1,732,069
SiTime Corp.*	7,120	1,517,130
SkyWater Technology, Inc. (x)*	14,010	137,858
Synaptics, Inc.*	14,902	965,948
Ultra Clean Holdings, Inc.*	18,200	410,774
Veeco Instruments, Inc.*	21,239	431,576
Wolfspeed, Inc. (x)*	253,500	101,096

		72,652,342

Software (10.5%)
8x8, Inc.*	67,470	132,241
A10 Networks, Inc.	23,000	445,050
ACI Worldwide, Inc.*	36,731	1,686,320
Adeia, Inc.	39,331	556,140
Agilysys, Inc.*	9,430	1,081,055
Airship AI Holdings, Inc. (x)*	35,750	210,567
Alarm.com Holdings, Inc.*	17,719	1,002,364
Alkami Technology, Inc.*	24,860	749,280
Amplitude, Inc., Class A*	27,670	343,108
Appian Corp., Class A*	16,800	501,648
Arteris, Inc.*	10,300	98,159
Asana, Inc., Class A*	29,600	399,600
AudioEye, Inc.*	4,610	53,707
AvePoint, Inc.*	48,410	934,797

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Bit Digital, Inc.*	77,500	$169,725
Bitdeer Technologies Group, Class A (x)*	32,700	375,396
Blackbaud, Inc.*	13,910	893,161
BlackLine, Inc. (x)*	20,900	1,183,358
Blend Labs, Inc., Class A*	88,200	291,060
Box, Inc., Class A*	48,910	1,671,255
Braze, Inc., Class A*	24,749	695,447
C3.ai, Inc., Class A*	40,400	992,628
Cerence, Inc. (x)*	22,660	231,359
Cipher Mining, Inc. (x)*	96,570	461,605
Cleanspark, Inc. (x)*	99,060	1,092,632
Clear Secure, Inc., Class A	31,970	887,487
Clearwater Analytics Holdings, Inc., Class A*	566,277	12,418,455
Commvault Systems, Inc.*	16,100	2,806,713
Consensus Cloud Solutions, Inc.*	7,070	163,034
Core Scientific, Inc.*	100,530	1,716,047
CoreCard Corp.*	700	20,279
CS Disco, Inc.*	19,090	83,423
CyberArk Software Ltd.*	34,657	14,101,240
Daily Journal Corp.*	510	215,348
Digimarc Corp.*	9,350	123,514
Digital Turbine, Inc.*	33,800	199,420
Domo, Inc., Class B*	9,230	128,943
D-Wave Quantum, Inc.*	104,904	1,535,795
E2open Parent Holdings, Inc.*	73,640	237,857
eGain Corp.*	4,310	26,937
EverCommerce, Inc.*	18,300	192,150
Expensify, Inc., Class A*	5,100	13,209
Five9, Inc.*	27,800	736,144
Freshworks, Inc., Class A*	77,880	1,161,191
Gitlab, Inc., Class A*	195,124	8,802,044
Guidewire Software, Inc.*	85,541	20,140,628
HubSpot, Inc.*	20,741	11,545,063
Hut 8 Corp. (x)*	30,640	569,904
I3 Verticals, Inc., Class A (x)*	5,600	153,888
Intapp, Inc.*	19,475	1,005,299
InterDigital, Inc. (x)	9,140	2,049,462
Jamf Holding Corp.*	26,790	254,773
Kaltura, Inc.*	13,450	27,035
Klaviyo, Inc., Class A*	395,840	13,292,307
Life360, Inc.*	4,500	293,625
LiveRamp Holdings, Inc.*	24,757	817,971
MARA Holdings, Inc. (x)*	122,356	1,918,542
Mercurity Fintech Holding, Inc.*	3,200	12,320
Meridianlink, Inc.*	15,500	251,565
Mitek Systems, Inc.*	15,000	148,500
Monday.com Ltd.*	45,642	14,353,496
N-able, Inc.*	24,800	200,880
NCR Voyix Corp. (x)*	55,580	651,953
NextNav, Inc. (x)*	28,660	435,632
Nutanix, Inc., Class A*	197,293	15,081,077
Olo, Inc., Class A*	38,590	343,451
ON24, Inc.*	18,710	101,595
OneSpan, Inc.	9,480	158,221
Ooma, Inc.*	5,810	74,949
Pagaya Technologies Ltd., Class A*	17,000	362,440
PagerDuty, Inc.*	32,300	493,544
Porch Group, Inc.*	28,310	333,775
Procore Technologies, Inc.*	195,209	13,356,200
Progress Software Corp.	15,950	1,018,248
PROS Holdings, Inc.*	19,550	306,153
Q2 Holdings, Inc.*	22,630	2,117,942
Qualys, Inc.*	13,860	1,980,178
Rapid7, Inc.*	23,800	550,494
Red Violet, Inc.	4,010	197,292
ReposiTrak, Inc. (x)	2,470	48,535
Rezolve AI plc (x)*	63,900	196,493
Rimini Street, Inc.*	26,990	101,752
Riot Platforms, Inc. (x)*	120,390	1,360,407
SailPoint, Inc. (x)*	430,922	9,850,877
Samsara, Inc., Class A*	193,057	7,679,807
Sapiens International Corp. NV	11,450	334,913
SEMrush Holdings, Inc., Class A*	19,510	176,565
Silvaco Group, Inc.*	1,900	8,968
SoundHound AI, Inc., Class A (x)*	133,420	1,431,597
SoundThinking, Inc.*	2,980	38,904
Sprinklr, Inc., Class A*	47,520	402,019
Sprout Social, Inc., Class A*	17,700	370,107
SPS Commerce, Inc.*	13,680	1,861,711
Synchronoss Technologies, Inc.*	700	4,795
Telos Corp.*	14,210	45,046
Tenable Holdings, Inc.*	45,050	1,521,789
Terawulf, Inc. (x)*	83,000	363,540
Varonis Systems, Inc.*	38,420	1,949,815
Verint Systems, Inc.*	23,121	454,790
Vertex, Inc., Class A (x)*	23,730	838,500
Viant Technology, Inc., Class A*	9,970	131,903
Weave Communications, Inc.*	14,380	119,642
WM Technology, Inc.*	22,350	20,026
Workiva, Inc., Class A*	17,530	1,199,929
Xperi, Inc.*	14,012	110,835
Yext, Inc.*	56,900	483,650
Zeta Global Holdings Corp., Class A*	67,090	1,039,224

		198,565,433

Technology Hardware, Storage & Peripherals (0.3%)
CompoSecure, Inc., Class A (x)*	15,430	217,409
Corsair Gaming, Inc.*	24,600	231,978
CPI Card Group, Inc.*	940	22,297
Diebold Nixdorf, Inc.*	9,100	504,140
Eastman Kodak Co.*	13,370	75,540
Immersion Corp.	18,490	145,701
IonQ, Inc. (x)*	86,420	3,713,467
Quantum Computing, Inc.*	41,990	804,948
Turtle Beach Corp. (x)*	10,820	149,641
Xerox Holdings Corp. (x)	41,600	219,232

		6,084,353

Total Information Technology		350,876,169

Materials (1.9%)
Chemicals (0.8%)
AdvanSix, Inc.	8,300	197,125
American Vanguard Corp.*	9,870	38,690
Arq, Inc. (x)*	4,170	22,393
ASP Isotopes, Inc. (x)*	31,420	231,251
Aspen Aerogels, Inc.*	35,840	212,173
Avient Corp.	31,984	1,033,403
Balchem Corp.	12,083	1,923,614
Cabot Corp.	20,210	1,515,750

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Chemours Co. (The)	54,870	$628,262
Core Molding Technologies, Inc.*	1,270	21,069
Ecovyst, Inc.*	44,450	365,824
Flotek Industries, Inc.*	5,920	87,379
Ginkgo Bioworks Holdings, Inc., Class A (x)*	10,530	118,463
Hawkins, Inc.	7,200	1,023,120
HB Fuller Co.	20,920	1,258,338
Ingevity Corp.*	11,151	480,497
Innospec, Inc.	9,192	772,955
Intrepid Potash, Inc.*	3,670	131,129
Koppers Holdings, Inc.	7,660	246,269
Kronos Worldwide, Inc.	14,070	87,234
LSB Industries, Inc.*	18,330	142,974
Mativ Holdings, Inc.	23,118	157,665
Minerals Technologies, Inc.	12,120	667,448
Orion SA	20,100	210,849
Perimeter Solutions, Inc.*	44,400	618,048
PureCycle Technologies, Inc. (x)*	42,310	579,647
Quaker Chemical Corp.	5,500	615,670
Rayonier Advanced Materials, Inc.*	28,090	108,147
Sensient Technologies Corp.	14,910	1,468,933
Solesence, Inc.*	2,120	9,243
Stepan Co.	8,200	447,556
Trinseo plc	2,920	9,110
Tronox Holdings plc	33,520	169,946
Valhi, Inc.	2,300	37,168

		15,637,342

Construction Materials (0.1%)
Knife River Corp.*	21,080	1,720,971
Smith-Midland Corp.*	680	22,821
Titan America SA	2,100	26,208
United States Lime & Minerals, Inc.	3,750	374,250

		2,144,250

Containers & Packaging (0.1%)
Ardagh Metal Packaging SA	42,850	183,398
Greif, Inc., Class A	8,570	556,965
Greif, Inc., Class B	1,920	132,499
Myers Industries, Inc.	14,760	213,872
O-I Glass, Inc.*	56,700	835,758
Ranpak Holdings Corp., Class A*	34,230	122,201
TriMas Corp.	13,530	387,093

		2,431,786

Metals & Mining (0.8%)
Alpha Metallurgical Resources, Inc.*	4,250	478,040
American Battery Technology Co.*	8,500	13,770
Ascent Industries Co.*	900	11,349
Caledonia Mining Corp. plc	2,820	54,483
Century Aluminum Co.*	24,620	443,653
Coeur Mining, Inc.*	225,171	1,995,015
Commercial Metals Co.	41,585	2,033,922
Compass Minerals International, Inc.*	15,167	304,705
Constellium SE*	49,200	654,360
Contango ORE, Inc.*	2,260	44,025
Critical Metals Corp.*	60,680	217,234
Dakota Gold Corp.*	10,480	38,671
Ferroglobe plc	10,700	39,269
Friedman Industries, Inc.	300	4,968
Hecla Mining Co.	219,421	1,314,332
Idaho Strategic Resources, Inc.*	3,000	39,240
Ivanhoe Electric, Inc. (x)*	43,070	390,645
Kaiser Aluminum Corp.	5,690	454,631
Lifezone Metals Ltd.*	2,140	8,817
MAC Copper Ltd.*	20,580	248,812
Materion Corp.	7,700	611,149
Metallus, Inc.*	17,200	265,052
NioCorp Developments Ltd.*	7,700	17,941
Novagold Resources, Inc.*	82,400	337,016
Olympic Steel, Inc.	5,170	168,490
Perpetua Resources Corp.*	15,070	182,950
Piedmont Lithium, Inc.*	14,710	85,612
Radius Recycling, Inc.	11,210	332,825
Ramaco Resources, Inc., Class A	16,330	214,576
Ryerson Holding Corp.	9,830	212,033
SSR Mining, Inc.*	77,530	987,732
SunCoke Energy, Inc.	32,100	275,739
Tredegar Corp.*	3,710	32,648
United States Antimony Corp.*	37,900	82,622
US Gold Corp.*	4,200	51,240
US Goldmining, Inc.*	300	2,460
Vox Royalty Corp.	3,300	10,428
Warrior Met Coal, Inc.	18,800	861,604
Worthington Steel, Inc.	11,699	348,981

		13,871,039

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	6,040	164,530
Magnera Corp.*	8,000	96,640
Sylvamo Corp.	12,900	646,290

		907,460

Total Materials		34,991,877

Real Estate (3.0%)
Diversified REITs (0.3%)
Alexander & Baldwin, Inc. (REIT)	27,154	484,156
Alpine Income Property Trust, Inc. (REIT)	3,530	51,926
American Assets Trust, Inc. (REIT)	19,996	394,921
Armada Hoffler Properties, Inc. (REIT)	23,300	160,071
Broadstone Net Lease, Inc. (REIT)	73,000	1,171,650
CTO Realty Growth, Inc. (REIT)	10,480	180,885
Essential Properties Realty Trust, Inc. (REIT)	72,350	2,308,688
Gladstone Commercial Corp. (REIT)	20,570	294,768
Global Net Lease, Inc. (REIT)	72,432	546,862
Modiv Industrial, Inc. (REIT), Class C	500	7,040
NexPoint Diversified Real Estate Trust (REIT)	7,485	31,362
One Liberty Properties, Inc. (REIT)	2,200	52,492

		5,684,821

Health Care REITs (0.5%)
American Healthcare REIT, Inc. (REIT)	60,526	2,223,725
CareTrust REIT, Inc. (REIT)	67,400	2,062,440
Community Healthcare Trust, Inc. (REIT)	9,750	162,143
Diversified Healthcare Trust (REIT)	85,850	307,343

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Global Medical REIT, Inc. (REIT)	29,700	$205,821
LTC Properties, Inc. (REIT)	14,809	512,539
National Health Investors, Inc. (REIT)	16,850	1,181,522
Sabra Health Care REIT, Inc. (REIT)	84,943	1,566,349
Sila Realty Trust, Inc. (REIT)	20,300	480,501
Strawberry Fields REIT, Inc. (REIT)	1,550	16,337
Universal Health Realty Income Trust (REIT)	6,530	261,004

		8,979,724

Hotel & Resort REITs (0.3%)
Apple Hospitality REIT, Inc. (REIT)	84,100	981,447
Braemar Hotels & Resorts, Inc. (REIT)	6,140	15,043
Chatham Lodging Trust (REIT)	20,340	141,770
DiamondRock Hospitality Co. (REIT)	74,678	572,033
Pebblebrook Hotel Trust (REIT)	37,408	373,706
RLJ Lodging Trust (REIT)	58,587	426,513
Ryman Hospitality Properties, Inc. (REIT)	21,596	2,130,877
Service Properties Trust (REIT)	62,330	148,969
Summit Hotel Properties, Inc. (REIT)	22,100	112,489
Sunstone Hotel Investors, Inc. (REIT)	72,914	632,894
Xenia Hotels & Resorts, Inc. (REIT)	42,701	536,752

		6,072,493

Industrial REITs (0.2%)
Industrial Logistics Properties Trust (REIT)	11,880	54,054
Innovative Industrial Properties, Inc. (REIT)	10,310	569,318
LXP Industrial Trust (REIT)	105,545	871,802
Plymouth Industrial REIT, Inc. (REIT)	16,450	264,187
Terreno Realty Corp. (REIT)	37,270	2,089,729

		3,849,090

Office REITs (0.4%)
Brandywine Realty Trust (REIT)	68,000	291,720
City Office REIT, Inc. (REIT)	11,440	61,090
COPT Defense Properties (REIT)	39,120	1,078,929
Douglas Emmett, Inc. (REIT)	54,200	815,168
Easterly Government Properties, Inc. (REIT), Class A	14,640	325,008
Empire State Realty Trust, Inc. (REIT), Class A	57,300	463,557
Franklin Street Properties Corp. (REIT)	25,550	41,902
Hudson Pacific Properties, Inc. (REIT)*	114,700	314,278
JBG SMITH Properties (REIT) (x)	31,680	548,064
NET Lease Office Properties (REIT)*	3,500	113,925
Paramount Group, Inc. (REIT)*	74,800	456,280
Peakstone Realty Trust (REIT)	20,610	272,258
Piedmont Realty Trust, Inc. (REIT)	42,500	309,825
Postal Realty Trust, Inc. (REIT), Class A	7,160	105,467
SL Green Realty Corp. (REIT)	25,260	1,563,594

		6,761,065

Real Estate Management & Development (0.3%)
American Realty Investors, Inc.*	200	2,824
Anywhere Real Estate, Inc.*	46,240	167,389
Compass, Inc., Class A*	166,080	1,042,982
Cushman & Wakefield plc*	87,480	968,404
Douglas Elliman, Inc.*	5,400	12,528
eXp World Holdings, Inc. (x)	30,940	281,554
Forestar Group, Inc.*	8,880	177,600
FRP Holdings, Inc.*	2,980	80,132
Kennedy-Wilson Holdings, Inc.	44,526	302,777
Logistic Properties of The Americas*	300	2,049
Marcus & Millichap, Inc.	10,000	307,100
Maui Land & Pineapple Co., Inc.*	1,020	18,554
Newmark Group, Inc., Class A	51,130	621,229
RE/MAX Holdings, Inc., Class A*	11,330	92,679
Real Brokerage, Inc. (The)*	36,050	162,586
RMR Group, Inc. (The), Class A	8,330	136,196
Seaport Entertainment Group, Inc. (x)*	900	16,785
St Joe Co. (The)	12,830	611,991
Stratus Properties, Inc.*	340	6,419
Tejon Ranch Co. (x)*	5,840	99,046
Transcontinental Realty Investors, Inc.*	150	6,392

		5,117,216

Residential REITs (0.2%)
Apartment Investment and Management Co. (REIT), Class A	50,500	436,825
BRT Apartments Corp. (REIT)	1,780	27,839
Centerspace (REIT)	5,632	338,990
Clipper Realty, Inc. (REIT)	4,700	17,249
Elme Communities (REIT)	32,300	513,570
Independence Realty Trust, Inc. (REIT)	84,588	1,496,362
NexPoint Residential Trust, Inc. (REIT)	8,700	289,884
UMH Properties, Inc. (REIT)	28,440	477,508
Veris Residential, Inc. (REIT)	30,070	447,742

		4,045,969

Retail REITs (0.6%)
Acadia Realty Trust (REIT)	48,086	892,957
Alexander’s, Inc. (REIT) (x)	210	47,317
CBL & Associates Properties, Inc. (REIT)	9,700	246,283
Curbline Properties Corp. (REIT)	38,150	870,964
FrontView REIT, Inc. (REIT)	5,400	64,800
Getty Realty Corp. (REIT) (x)	16,254	449,261
InvenTrust Properties Corp. (REIT)	28,140	771,036
Kite Realty Group Trust (REIT)	82,040	1,858,206
Macerich Co. (The) (REIT)	89,600	1,449,728
NETSTREIT Corp. (REIT) (x)	29,380	497,403
Phillips Edison & Co., Inc. (REIT)	46,008	1,611,660
Saul Centers, Inc. (REIT)	3,440	117,442
SITE Centers Corp. (REIT)	19,075	215,738
Tanger, Inc. (REIT)	40,670	1,243,689
Urban Edge Properties (REIT)	48,300	901,278
Whitestone REIT (REIT)	18,120	226,138

		11,463,900

Specialized REITs (0.2%)
Farmland Partners, Inc. (REIT) (x)	17,340	199,583
Four Corners Property Trust, Inc. (REIT)	35,030	942,657

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Gladstone Land Corp. (REIT) (x)	16,390	$166,686
Outfront Media, Inc. (REIT)	48,520	791,847
PotlatchDeltic Corp. (REIT)	28,573	1,096,346
Safehold, Inc. (REIT)	18,269	284,266
Smartstop Self Storage REIT, Inc. (REIT)	10,300	373,169
Uniti Group, Inc. (REIT)*	85,300	368,496

		4,223,050

Total Real Estate		56,197,328

Utilities (2.3%)
Electric Utilities (1.3%)
ALLETE, Inc.	20,940	1,341,626
Genie Energy Ltd., Class B	7,980	214,503
Hawaiian Electric Industries, Inc.*	61,650	655,340
MGE Energy, Inc.	13,110	1,159,448
NRG Energy, Inc.	88,990	14,290,014
Oklo, Inc., Class A (x)*	37,400	2,094,026
Otter Tail Corp.	15,380	1,185,644
Portland General Electric Co.	42,600	1,730,838
TXNM Energy, Inc.	32,700	1,841,664

		24,513,103

Gas Utilities (0.5%)
Brookfield Infrastructure Corp., Class A	47,429	1,973,046
Chesapeake Utilities Corp.	8,340	1,002,635
New Jersey Resources Corp.	36,210	1,622,932
Northwest Natural Holding Co.	14,500	575,940
ONE Gas, Inc.	21,780	1,565,111
RGC Resources, Inc.	1,730	38,717
Southwest Gas Holdings, Inc.	23,550	1,751,885
Spire, Inc.	20,670	1,508,703

		10,038,969

Independent Power and Renewable Electricity Producers (0.1%)
Montauk Renewables, Inc.*	37,360	82,939
Ormat Technologies, Inc.	22,220	1,861,147

		1,944,086

Multi-Utilities (0.2%)
Avista Corp.	27,470	1,042,487
Black Hills Corp.	26,500	1,486,650
Northwestern Energy Group, Inc.	22,101	1,133,781
Unitil Corp.	5,800	302,470

		3,965,388

Water Utilities (0.2%)
American States Water Co.	13,500	1,034,910
Cadiz, Inc.*	21,960	65,660
California Water Service Group	20,430	929,156
Consolidated Water Co. Ltd. (x)	11,820	354,837
Global Water Resources, Inc.	3,220	32,812
H2O America	11,900	618,443
Middlesex Water Co.	6,000	325,080
Pure Cycle Corp.*	3,950	42,344
York Water Co. (The)	4,360	137,776

		3,541,018

Total Utilities		44,002,564

Total Common Stocks (98.7%) (Cost $1,459,825,203)		1,857,825,152

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	1,252	$—
Cartesian Therapeutics, Inc. (x)*	5,920	799
Chinook Therapeutics, Inc., CVR*	19,340	—
Sanofi Aatd, Inc., CVR (r)*	10,800	5,245

		6,044

Health Care Equipment & Supplies (0.0%)†
Paragon 28, Inc., CVR (r)*	18,460	1,246

Pharmaceuticals (0.0%)†
Rain Oncology, Inc., CVR (r)(x)*	21,290	798

Total Health Care		8,088

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	26,500	39,750

Total Materials		39,750

Total Rights (0.0%)† (Cost $36,310)		47,838

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (3.3%)
Allspring Government Money Market Fund, Select Shares 4.26% (7 day yield) (xx)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 day yield) (xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	36,695,065	36,695,065
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 4.23% (7 day yield) (xx)	10,000,000	10,000,000

Total Investment Companies		61,695,065

Total Short-Term Investments (3.3%) (Cost $61,695,065)		61,695,065

Total Investments in Securities (102.0%) (Cost $1,521,556,578)		1,919,568,055
Other Assets Less Liabilities (-2.0%)		(37,084,846)

Net Assets (100%)		$1,882,483,209

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the market value or fair value, as applicable, of these securities amounted to $546,936 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2025.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $99,107,917. This was collateralized by $39,560,891 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/15/25 – 2/15/55 and by cash of $61,695,065 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	83	9/2025	USD	9,095,555	192,387

					192,387

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$48,360,034	$—	$—		$48,360,034
Consumer Discretionary	246,713,508	—	—		246,713,508
Consumer Staples	46,133,111	—	—		46,133,111
Energy	52,999,230	—	—		52,999,230
Financials	276,178,651	—	1,028		276,179,679
Health Care	334,006,065	—	—	(a)	334,006,065
Industrials	367,365,587	—	—		367,365,587
Information Technology	350,876,169	—	—		350,876,169
Materials	34,991,877	—	—		34,991,877
Real Estate	56,197,328	—	—		56,197,328
Utilities	44,002,564	—	—		44,002,564
Futures	192,387	—	—		192,387
Rights
Health Care	—	799	7,289		8,088
Materials	—	39,750	—		39,750
Short-Term Investments
Investment Companies	61,695,065	—	—		61,695,065

Total Assets	$1,919,711,576	$40,549	$8,317		$1,919,760,442

Total Liabilities	$—	$—	$—		$—

Total	$1,919,711,576	$40,549	$8,317		$1,919,760,442

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$192,387	*

Total		$192,387

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(112,040)	$(112,040)

Total	$(112,040)	$(112,040)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$354,463	$354,463

Total	$354,463	$354,463

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$6,531,000

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$473,255,426
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$531,575,338

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$578,515,705
Aggregate gross unrealized depreciation	(192,988,844)

Net unrealized appreciation	$385,526,861

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,534,233,581

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $1,521,556,578)	$1,919,568,055
Cash	20,631,500
Cash held as collateral at broker for futures	845,356
Receivable for securities sold	4,862,420
Dividends, interest and other receivables	1,018,854
Due from Custodian	827,664
Receivable for Portfolio shares sold	386,344
Securities lending income receivable	101,801
Other assets	19,163

Total assets	1,948,261,157

LIABILITIES
Payable for return of collateral on securities loaned	61,695,065
Payable for securities purchased	1,327,748
Payable for Portfolio shares repurchased	1,326,328
Investment management fees payable	779,024
Distribution fees payable – Class IB	275,718
Administrative fees payable	180,051
Due to broker for futures variation margin	90,568
Accrued expenses	103,446

Total liabilities	65,777,948

Commitments and contingent liabilities^
NET ASSETS	$1,882,483,209

Net assets were comprised of:
Paid in capital	$1,363,576,559
Total distributable earnings (loss)	518,906,650

Net assets	$1,882,483,209

Class IB
Net asset value, offering and redemption price per share, $1,374,734,414 / 93,478,671 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.71

Class K
Net asset value, offering and redemption price per share, $507,748,795 / 29,292,218 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.33

(x)	Includes value of securities on loan of $99,107,917.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $15,233 foreign withholding tax)	$7,834,708
Interest	549,834
Securities lending (net)	335,148

Total income	8,719,690

EXPENSES
Investment management fees	4,680,550
Distribution fees – Class IB	1,671,730
Administrative fees	1,129,463
Custodian fees	90,971
Printing and mailing expenses	67,382
Professional fees	65,260
Trustees’ fees	31,020
Miscellaneous	18,249

Total expenses	7,754,625

NET INVESTMENT INCOME (LOSS)	965,065

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	102,674,865
Futures contracts	(112,040)

Net realized gain (loss)	102,562,825

Change in unrealized appreciation (depreciation) on:
Investments in securities	(131,426,747)
Futures contracts	354,463

Net change in unrealized appreciation (depreciation)	(131,072,284)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(28,509,459)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(27,544,394)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$965,065	$1,007,021
Net realized gain (loss)	102,562,825	203,288,730
Net change in unrealized appreciation (depreciation)	(131,072,284)	51,897,170

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(27,544,394)	256,192,921

Distributions to shareholders:
Class IB	—	(142,125,332)
Class K	—	(43,850,565)

Total distributions to shareholders	—	(185,975,897)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 522,172 shares, respectively ]	—	8,972,985
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (30,941,309) shares, respectively ]	—	(533,660,871)
Capital shares repurchased [ 0 and (2,424,286) shares, respectively ]	—	(41,320,512)

Total Class IA transactions	—	(566,008,398)

Class IB
Capital shares sold [ 2,509,252 and 4,603,574 shares, respectively ]	34,900,536	72,164,952
Capital shares issued in connection with share class combination (Note 1) [ 0 and 35,722,484 shares, respectively ]	—	533,660,871
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,004,645 shares, respectively ]	—	142,125,332
Capital shares repurchased [ (6,500,293) and (10,104,675) shares, respectively ]	(92,156,763)	(158,135,390)

Total Class IB transactions	(57,256,227)	589,815,765

Class K
Capital shares sold [ 2,380,248 and 792,157 shares, respectively ]	35,079,258	13,865,479
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,361,525 shares, respectively ]	—	43,850,565
Capital shares repurchased [ (2,016,592) and (4,857,846) shares, respectively ]	(33,538,936)	(88,820,598)

Total Class K transactions	1,540,322	(31,104,554)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(55,715,905)	(7,297,187)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(83,260,299)	62,919,837

NET ASSETS:
Beginning of period	1,965,743,508	1,902,823,671

End of period	$1,882,483,209	$1,965,743,508

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024	2023	2022	2021		2020
Net asset value, beginning of period	$14.95		$14.45	$12.33	$18.07	$19.52		$16.53

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#	— #	0.02	0.01	(0.05	)(aa)	(0.03)
Net realized and unrealized gain (loss)	(0.24)		2.09	2.16	(5.13)	2.48		5.86

Total from investment operations	(0.24)		2.09	2.18	(5.12)	2.43		5.83

Less distributions:
Dividends from net investment income	—		(0.05)	(0.04)	(0.02)	—		(0.02)
Distributions from net realized gains	—		(1.54)	(0.02)	(0.60)	(3.88)		(2.82)

Total dividends and distributions	—		(1.59)	(0.06)	(0.62)	(3.88)		(2.84)

Net asset value, end of period	$14.71		$14.95	$14.45	$12.33	$18.07		$19.52

Total return (b)	(1.61)%		13.93%	17.70%	(28.42)%	12.90%		36.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,374,734		$1,456,766	$841,466	$745,413	$1,009,287		$976,317
Ratio of expenses to average net assets (a)(f)	0.92%		0.92%	0.93%	0.91%	0.90%		0.92%
Ratio of net investment income (loss) to average net assets (a)(f)	0.04%		(0.01)%	0.16%	0.09%	(0.25	)%(bb)	(0.19)%
Portfolio turnover rate^	26	%(z)	51%	38%	42%	44%		56%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024	2023	2022	2021		2020
Net asset value, beginning of period	$17.59		$16.76	$14.29	$20.82	$21.89		$18.26

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02		0.04	0.06	0.06	—	(aa)	0.01
Net realized and unrealized gain (loss)	(0.28)		2.42	2.50	(5.93)	2.81		6.50

Total from investment operations	(0.26)		2.46	2.56	(5.87)	2.81		6.51

Less distributions:
Dividends from net investment income	—		(0.09)	(0.07)	(0.06)	—		(0.06)
Distributions from net realized gains	—		(1.54)	(0.02)	(0.60)	(3.88)		(2.82)

Total dividends and distributions	—		(1.63)	(0.09)	(0.66)	(3.88)		(2.88)

Net asset value, end of period	$17.33		$17.59	$16.76	$14.29	$20.82		$21.89

Total return (b)	(1.48)%		14.20%	17.97%	(28.28)%	13.25%		36.39%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$507,749		$508,978	$513,536	$513,527	$647,127		$711,849
Ratio of expenses to average net assets (a)(f)	0.67%		0.67%	0.68%	0.66%	0.65%		0.67%
Ratio of net investment income (loss) to average net assets (a)(f)	0.29%		0.23%	0.41%	0.35%	(0.01	)%(bb)	0.05%
Portfolio turnover rate^	26	%(z)	51%	38%	42%	44%		56%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $(0.06) and $(0.01) for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.05% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (3.6%)
Automobile Components (2.1%)
Aptiv plc*	5,319	$362,862

Textiles, Apparel & Luxury Goods (1.5%)
On Holding AG, Class A*	4,996	260,042

Total Consumer Discretionary		622,904

Consumer Staples (4.0%)
Beverages (1.5%)
Primo Brands Corp.	8,735	258,731

Household Products (2.5%)
Procter & Gamble Co. (The)	2,733	435,421

Total Consumer Staples		694,152

Financials (15.8%)
Capital Markets (7.2%)
Intercontinental Exchange, Inc.	3,087	566,372
Jefferies Financial Group, Inc.	5,740	313,921
LPL Financial Holdings, Inc.	989	370,845

		1,251,138

Financial Services (5.1%)
Fiserv, Inc.*	1,605	276,718
Visa, Inc., Class A	1,730	614,237

		890,955

Insurance (3.5%)
Aflac, Inc.	2,427	255,951
Reinsurance Group of America, Inc.	1,747	346,535

		602,486

Total Financials		2,744,579

Health Care (16.4%)
Biotechnology (2.1%)
AbbVie, Inc.	1,985	368,456

Health Care Equipment & Supplies (8.8%)
Alcon AG	4,453	393,111
Becton Dickinson & Co.	1,123	193,437
GE HealthCare Technologies, Inc.	5,696	421,903
Hologic, Inc.*	3,448	224,671
Stryker Corp.	721	285,249

		1,518,371

Health Care Providers & Services (1.0%)
UnitedHealth Group, Inc.	556	173,455

Life Sciences Tools & Services (1.3%)
Danaher Corp.	1,099	217,097

Pharmaceuticals (3.2%)
Eli Lilly & Co.	340	265,040
Johnson & Johnson	1,947	297,404

		562,444

Total Health Care		2,839,823

Industrials (13.5%)
Commercial Services & Supplies (5.0%)
Tetra Tech, Inc.	9,803	352,516
Veralto Corp.	5,057	510,504

		863,020

Construction & Engineering (2.8%)
AECOM	4,397	496,246

Electrical Equipment (5.7%)
Emerson Electric Co.	2,946	392,790
Rockwell Automation, Inc.	1,783	592,259

		985,049

Total Industrials		2,344,315

Information Technology (40.8%)
Electronic Equipment, Instruments & Components (8.4%)
Flex Ltd.*	12,794	638,676
TE Connectivity plc	2,674	451,024
Zebra Technologies Corp., Class A*	1,205	371,574

		1,461,274

IT Services (1.0%)
Accenture plc, Class A	547	163,493

Semiconductors & Semiconductor Equipment (15.6%)
Broadcom, Inc.	2,776	765,204
Monolithic Power Systems, Inc.	461	337,166
NVIDIA Corp.	5,573	880,478
NXP Semiconductors NV	1,363	297,802
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,830	414,477

		2,695,127

Software (13.7%)
Cadence Design Systems, Inc.*	685	211,083
Microsoft Corp.	1,733	862,012
Palo Alto Networks, Inc.*	2,213	452,868
Salesforce, Inc.	1,808	493,023
ServiceNow, Inc.*	350	359,828

		2,378,814

Technology Hardware, Storage & Peripherals (2.1%)
Apple, Inc.	1,806	370,537

Total Information Technology		7,069,245

Utilities (2.6%)
Electric Utilities (2.6%)
NextEra Energy, Inc.	6,625	459,908

Total Utilities		459,908

Total Common Stocks (96.7%) (Cost $14,586,395)		16,774,926

SHORT-TERM INVESTMENTS:
Investment Companies (1.7%)
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	298,593	298,653

Total Short-Term Investments (1.7%) (Cost $298,681)		298,653

Total Investments in Securities (98.4%) (Cost $14,885,076)		17,073,579
Other Assets Less Liabilities (1.6%)		271,057

Net Assets (100%)		$17,344,636

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$622,904	$—	$—	$622,904
Consumer Staples	694,152	—	—	694,152
Financials	2,744,579	—	—	2,744,579
Health Care	2,839,823	—	—	2,839,823
Industrials	2,344,315	—	—	2,344,315
Information Technology	7,069,245	—	—	7,069,245
Utilities	459,908	—	—	459,908
Short-Term Investments
Investment Companies	298,653	—	—	298,653

Total Assets	$17,073,579	$—	$—	$17,073,579

Total Liabilities	$—	$—	$—	$—

Total	$17,073,579	$—	$—	$17,073,579

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$6,259,271
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,757,283

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,078,336
Aggregate gross unrealized depreciation	(892,188)

Net unrealized appreciation	$2,186,148

Federal income tax cost of investments in securities and derivative instruments, if applicable	$14,887,431

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $14,885,076)	$17,073,579
Cash	300,001
Dividends, interest and other receivables	8,562
Receivable for Portfolio shares sold	5,525
Securities lending income receivable	5
Other assets	183

Total assets	17,387,855

LIABILITIES
Investment management fees payable	2,095
Administrative fees payable	1,257
Distribution fees payable – Class IB	1,210
Payable for Portfolio shares repurchased	295
Accrued expenses	38,362

Total liabilities	43,219

Commitments and contingent liabilities^
NET ASSETS	$17,344,636

Net assets were comprised of:
Paid in capital	$14,871,666
Total distributable earnings (loss)	2,472,970

Net assets	$17,344,636

Class IB
Net asset value, offering and redemption price per share, $5,800,639 / 504,974 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.49

Class K
Net asset value, offering and redemption price per share, $11,543,997 / 1,003,396 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.50

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,295 foreign withholding tax)	$89,969
Interest	7,311
Securities lending (net)	75

Total income	97,355

EXPENSES
Investment management fees	52,656
Professional fees	27,205
Custodian fees	9,372
Administrative fees	7,344
Distribution fees – Class IB	6,640
Printing and mailing expenses	5,665
Trustees’ fees	269
Miscellaneous	1,090

Gross expenses	110,241
Less: Waiver from investment manager	(42,837)

Net expenses	67,404

NET INVESTMENT INCOME (LOSS)	29,951

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	668,117
Net change in unrealized appreciation (depreciation) on investments in securities	(423,517)

NET REALIZED AND UNREALIZED GAIN (LOSS)	244,600

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$274,551

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$29,951	$50,334
Net realized gain (loss)	668,117	265,770
Net change in unrealized appreciation (depreciation)	(423,517)	1,245,896

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	274,551	1,562,000

Distributions to shareholders:
Class IB	—	(7,096)
Class K	—	(43,506)

Total distributions to shareholders	—	(50,602)

Tax return of capital:
Class IB	—	(68)
Class K	—	(420)

Total tax return of capital	—	(488)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 129,983 and 194,841 shares, respectively ]	1,413,831	2,180,521
Capital shares issued in reinvestment of dividends [ 0 and 616 shares, respectively ]	—	7,164
Capital shares repurchased [ (75,149) and (133,586) shares, respectively ]	(826,462)	(1,540,745)

Total Class IB transactions	587,369	646,940

Class K
Capital shares issued in reinvestment of dividends [ 0 and 3,779 shares, respectively ]	—	43,926

Total Class K transactions	—	43,926

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	587,369	690,866

TOTAL INCREASE (DECREASE) IN NET ASSETS	861,920	2,201,776
NET ASSETS:
Beginning of period	16,482,716	14,280,940

End of period	$17,344,636	$16,482,716

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,		February 15, 2022* to December 31, 2022
Class IB			2024	2023
Net asset value, beginning of period	$11.34		$10.29	$8.56	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		0.01	0.03	0.01
Net realized and unrealized gain (loss)	0.14		1.06	1.73	(1.43)

Total from investment operations	0.15		1.07	1.76	(1.42)

Less distributions:
Dividends from net investment income	—		(0.02)	(0.03)	(0.02)
Return of capital	—		— #	—	—

Total dividends and distributions	—		(0.02)	(0.03)	(0.02)

Net asset value, end of period	$11.49		$11.34	$10.29	$8.56

Total return (b)	1.32%		10.36%	20.56%	(14.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,801		$5,103	$3,995	$495
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%		1.00%	1.00%	1.00%
Before waivers and reimbursements (a)(f)	1.53%		1.63%	2.09%	3.36%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.20%		0.13%	0.30%	0.09	%(l)
Before waivers and reimbursements (a)(f)	(0.32)%		(0.50)%	(0.79)%	(2.27	)%(l)
Portfolio turnover rate^	36	%(z)	38%	20%	22	%(z)

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,		February 15, 2022* to December 31, 2022
Class K			2024	2023
Net asset value, beginning of period	$11.34		$10.29	$8.56	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02		0.04	0.05	0.02
Net realized and unrealized gain (loss)	0.14		1.05	1.73	(1.42)

Total from investment operations	0.16		1.09	1.78	(1.40)

Less distributions:
Dividends from net investment income	—		(0.04)	(0.05)	(0.04)
Return of capital	—		— #	—	—

Total dividends and distributions	—		(0.04)	(0.05)	(0.04)

Net asset value, end of period	$11.50		$11.34	$10.29	$8.56

Total return (b)	1.41%		10.62%	20.84%	(14.02)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,544		$11,379	$10,286	$8,515
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.75%		0.75%	0.75%	0.75%
Before waivers and reimbursements (a)(f)	1.28%		1.39%	1.70%	2.76%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.45%		0.39%	0.55%	0.29	%(l)
Before waivers and reimbursements (a)(f)	(0.08)%		(0.25)%	(0.41)%	(1.72	)%(l)
Portfolio turnover rate^	36	%(z)	38%	20%	22	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.5%)
Media (1.5%)
Interpublic Group of Cos., Inc. (The)	185,686	$4,545,593
Omnicom Group, Inc.	59,621	4,289,135

Total Communication Services		8,834,728

Consumer Discretionary (3.2%)
Automobile Components (1.6%)
BorgWarner, Inc.	110,453	3,697,967
Cie Generale des Etablissements Michelin SCA	87,728	3,259,318
Gentex Corp.	124,875	2,746,001

		9,703,286

Hotels, Restaurants & Leisure (0.5%)
Sodexo SA	52,141	3,206,098

Household Durables (1.1%)
Mohawk Industries, Inc.*	42,830	4,490,297
PulteGroup, Inc.	19,922	2,100,974

		6,591,271

Total Consumer Discretionary		19,500,655

Consumer Staples (10.4%)
Beverages (1.6%)
Heineken NV	48,438	4,223,399
Pernod Ricard SA	52,711	5,252,892

		9,476,291

Consumer Staples Distribution & Retail (0.8%)
Koninklijke Ahold Delhaize NV	107,423	4,492,132

Food Products (2.2%)
Conagra Brands, Inc.	278,484	5,700,567
General Mills, Inc.	89,783	4,651,657
Mondelez International, Inc., Class A	44,806	3,021,717

		13,373,941

Household Products (3.1%)
Henkel AG & Co. KGaA (Preference) (q)	57,427	4,509,291
Kimberly-Clark Corp.	64,395	8,301,804
Reckitt Benckiser Group plc	86,395	5,876,139

		18,687,234

Personal Care Products (2.7%)
Estee Lauder Cos., Inc. (The), Class A	78,951	6,379,241
Kenvue, Inc.	481,849	10,085,100

		16,464,341

Total Consumer Staples		62,493,939

Energy (3.5%)
Energy Equipment & Services (1.4%)
Baker Hughes Co.	222,879	8,545,181

Oil, Gas & Consumable Fuels (2.1%)
Coterra Energy, Inc.	200,536	5,089,604
Diamondback Energy, Inc.	26,159	3,594,246
Occidental Petroleum Corp.	90,916	3,819,381

		12,503,231

Total Energy		21,048,412

Financials (16.7%)
Banks (8.5%)
Commerce Bancshares, Inc.	151,744	9,433,925
First Hawaiian, Inc.	61,975	1,546,896
PNC Financial Services Group, Inc. (The)	44,155	8,231,375
Prosperity Bancshares, Inc.	74,039	5,200,499
Truist Financial Corp.	274,981	11,821,433
US Bancorp	261,643	11,839,346
Westamerica Bancorp	68,651	3,325,454

		51,398,928

Capital Markets (3.8%)
Bank of New York Mellon Corp. (The)	44,437	4,048,655
Northern Trust Corp.	83,421	10,576,949
Raymond James Financial, Inc.	21,041	3,227,058
T. Rowe Price Group, Inc.	49,863	4,811,780

		22,664,442

Insurance (4.4%)
Allstate Corp. (The)	17,167	3,455,889
Hanover Insurance Group, Inc. (The)	20,201	3,431,544
Reinsurance Group of America, Inc.	42,730	8,475,923
Willis Towers Watson plc	35,905	11,004,882

		26,368,238

Total Financials		100,431,608

Health Care (15.4%)
Health Care Equipment & Supplies (7.6%)
Becton Dickinson & Co.	49,045	8,448,001
Envista Holdings Corp. (x)*	209,016	4,084,173
GE HealthCare Technologies, Inc.	85,550	6,336,688
Hologic, Inc.*	75,369	4,911,044
Medtronic plc	68,352	5,958,244
Zimmer Biomet Holdings, Inc.	176,436	16,092,728

		45,830,878

Health Care Providers & Services (6.3%)
Cencora, Inc.	7,803	2,339,729
Centene Corp.*	88,106	4,782,394
Henry Schein, Inc.*	167,720	12,251,946
Labcorp Holdings, Inc.	39,675	10,415,084
Quest Diagnostics, Inc.	26,803	4,814,623
Universal Health Services, Inc., Class B	19,313	3,498,550

		38,102,326

Life Sciences Tools & Services (1.5%)
ICON plc*	19,666	2,860,420
IQVIA Holdings, Inc.*	31,595	4,979,056
QIAGEN NV (x)*	22,598	1,086,060

		8,925,536

Total Health Care		92,858,740

Industrials (17.4%)
Aerospace & Defense (2.0%)
Hexcel Corp.	66,814	3,774,323
L3Harris Technologies, Inc.	33,997	8,527,807

		12,302,130

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Building Products (0.6%)
A.O. Smith Corp.	54,450	$3,570,287

Commercial Services & Supplies (0.8%)
ABM Industries, Inc.	82,844	3,911,065
Republic Services, Inc.	3,624	893,715

		4,804,780

Construction & Engineering (0.5%)
Vinci SA	20,058	2,955,778

Electrical Equipment (1.1%)
Emerson Electric Co.	26,828	3,576,977
Legrand SA	22,259	2,975,969

		6,552,946

Ground Transportation (3.1%)
CSX Corp.	286,783	9,357,729
Norfolk Southern Corp.	36,399	9,317,052

		18,674,781

Machinery (4.8%)
Cummins, Inc.	20,035	6,561,462
Dover Corp.	8,716	1,597,033
Fortive Corp.	25,132	1,310,131
Gates Industrial Corp. plc*	62,524	1,439,928
Oshkosh Corp.	83,825	9,517,490
Timken Co. (The)	65,291	4,736,862
Toro Co. (The)	48,295	3,413,491

		28,576,397

Passenger Airlines (1.0%)
Southwest Airlines Co.	180,814	5,865,606

Trading Companies & Distributors (3.5%)
Ashtead Group plc	46,956	3,009,364
Bunzl plc	266,280	8,479,815
MSC Industrial Direct Co., Inc., Class A	113,658	9,663,203

		21,152,382

Total Industrials		104,455,087

Information Technology (6.0%)
Communications Equipment (0.5%)
F5, Inc.*	10,180	2,996,178

Electronic Equipment, Instruments & Components (0.9%)
Ralliant Corp.*	8,377	406,217
TE Connectivity plc	28,022	4,726,470

		5,132,687

IT Services (1.9%)
Amdocs Ltd.	71,014	6,479,318
Cognizant Technology Solutions Corp., Class A	65,375	5,101,211

		11,580,529

Semiconductors & Semiconductor Equipment (1.7%)
Analog Devices, Inc.	5,363	1,276,501
NXP Semiconductors NV	15,422	3,369,553
Teradyne, Inc.	65,327	5,874,204

		10,520,258

Technology Hardware, Storage & Peripherals (1.0%)
HP, Inc.	250,868	6,136,231

Total Information Technology		36,365,883

Materials (5.4%)
Chemicals (1.2%)
Akzo Nobel NV	44,691	3,127,039
PPG Industries, Inc.	36,673	4,171,554

		7,298,593

Construction Materials (0.7%)
Eagle Materials, Inc.	22,148	4,476,332

Containers & Packaging (2.5%)
Graphic Packaging Holding Co. (x)	384,814	8,108,031
Packaging Corp. of America	36,904	6,954,559

		15,062,590

Metals & Mining (1.0%)
Reliance, Inc.	18,519	5,813,114

Total Materials		32,650,629

Real Estate (9.1%)
Health Care REITs (1.6%)
Healthpeak Properties, Inc. (REIT)	284,298	4,978,058
Ventas, Inc. (REIT)	73,229	4,624,412

		9,602,470

Residential REITs (1.7%)
Equity Residential (REIT)	120,842	8,155,627
Essex Property Trust, Inc. (REIT)	7,501	2,125,783

		10,281,410

Retail REITs (2.2%)
Agree Realty Corp. (REIT)	29,203	2,133,571
Realty Income Corp. (REIT)	164,187	9,458,813
Regency Centers Corp. (REIT)	23,174	1,650,684

		13,243,068

Specialized REITs (3.6%)
American Tower Corp. (REIT)	26,753	5,912,948
Public Storage (REIT)	23,059	6,765,972
VICI Properties, Inc. (REIT), Class A	266,414	8,685,096

		21,364,016

Total Real Estate		54,490,964

Utilities (8.0%)
Electric Utilities (4.7%)
Duke Energy Corp.	12,845	1,515,710
Evergy, Inc.	123,852	8,537,118
Eversource Energy	131,915	8,392,432
PPL Corp.	44,875	1,520,814
Xcel Energy, Inc.	122,020	8,309,562

		28,275,636

Gas Utilities (2.0%)
ONE Gas, Inc.	77,343	5,557,868
Spire, Inc.	85,698	6,255,097

		11,812,965

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (1.3%)
Northwestern Energy Group, Inc.	153,279	$7,863,213

Total Utilities		47,951,814

Total Common Stocks (96.6%)
(Cost $569,508,086)		581,082,459

MASTER LIMITED PARTNERSHIP:
Energy (2.1%)
Oil, Gas & Consumable Fuels (2.1%)
Enterprise Products Partners LP
(Cost $10,337,149)	408,122	12,655,863

SHORT-TERM INVESTMENTS:
Investment Companies (1.1%)
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	6,701,507	6,701,507

Total Short-Term Investments (1.1%)
(Cost $6,701,507)		6,701,507

Total Investments in Securities (99.8%)
(Cost $586,546,742)		600,439,829
Other Assets Less Liabilities (0.2%)		1,293,913

Net Assets (100%)		$601,733,742

*	Non-income producing.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $7,806,451. This was collateralized by $1,275,131 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.875%, maturing 11/30/25 – 5/15/54 and by cash of $6,701,507 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

EUR	— European Currency Unit
GBP	— British Pound
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Forward Foreign Currency Contracts outstanding as of June 30, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	7,141,431	EUR	6,155,822	Goldman Sachs & Co. LLC	9/26/2025	(151,916)
USD	7,144,071	EUR	6,155,822	JPMorgan Chase Bank	9/26/2025	(149,275)
USD	7,135,299	EUR	6,155,822	Morgan Stanley	9/26/2025	(158,047)
USD	7,140,877	EUR	6,155,822	UBS AG	9/26/2025	(152,470)
USD	5,081,365	GBP	3,786,430	Bank of America	9/26/2025	(119,032)
USD	4,637,671	GBP	3,462,271	Citibank NA	9/26/2025	(117,516)
USD	4,638,664	GBP	3,462,271	Goldman Sachs & Co. LLC	9/26/2025	(116,523)

Net unrealized depreciation						(964,779)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$8,834,728	$—	$—	$8,834,728
Consumer Discretionary	13,035,239	6,465,416	—	19,500,655
Consumer Staples	38,140,086	24,353,853	—	62,493,939
Energy	21,048,412	—	—	21,048,412
Financials	100,431,608	—	—	100,431,608
Health Care	92,858,740	—	—	92,858,740
Industrials	87,034,161	17,420,926	—	104,455,087
Information Technology	36,365,883	—	—	36,365,883
Materials	29,523,590	3,127,039	—	32,650,629
Real Estate	54,490,964	—	—	54,490,964
Utilities	47,951,814	—	—	47,951,814
Master Limited Partnerships
Energy	12,655,863	—	—	12,655,863
Short-Term Investments
Investment Companies	6,701,507	—	—	6,701,507

Total Assets	$549,072,595	$51,367,234	$—	$600,439,829

Liabilities:
Forward Currency Contracts	$—	$(964,779)	$—	$(964,779)

Total Liabilities	$—	$(964,779)	$—	$(964,779)

Total	$549,072,595	$50,402,455	$—	$599,475,050

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	$(964,779)

Total		$(964,779)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(3,367,855)	$(3,367,855)

Total	$(3,367,855)	$(3,367,855)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(1,526,007)	$(1,526,007)

Total	$(1,526,007)	$(1,526,007)

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$3,267,000
Average settlement value sold — in USD	46,075,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$119,032	$—	$—	$119,032
Citibank NA	117,516	—	—	117,516
Goldman Sachs & Co. LLC	268,438	—	—	268,438
JPMorgan Chase Bank	149,275	—	—	149,275
Morgan Stanley	158,048	—	—	158,048
UBS AG	152,470	—	—	152,470

Total	$964,779	$—	$—	$964,779

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$245,245,869
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$258,568,268

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59,443,080
Aggregate gross unrealized depreciation	(46,344,489)

Net unrealized appreciation	$13,098,591

Federal income tax cost of investments in securities and derivative instruments, if applicable	$586,376,459

For the six months ended June 30, 2025, the Portfolio incurred approximately $10,655 as brokerage commissions with Bernstein Institutional Services LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $586,546,742)	$600,439,829
Cash	6,603,769
Foreign cash (Cost $292)	295
Receivable for securities sold	2,333,905
Dividends, interest and other receivables	1,552,404
Receivable for Portfolio shares sold	259,093
Securities lending income receivable	458
Other assets	6,869

Total assets	611,196,622

LIABILITIES
Payable for return of collateral on securities loaned	6,701,507
Payable for securities purchased	1,113,765
Unrealized depreciation on forward foreign currency contracts	964,779
Investment management fees payable	303,993
Payable for Portfolio shares repurchased	165,122
Distribution fees payable – Class IB	107,212
Administrative fees payable	44,146
Accrued expenses	62,356

Total liabilities	9,462,880

Commitments and contingent liabilities^
NET ASSETS	$601,733,742

Net assets were comprised of:
Paid in capital	$552,528,972
Total distributable earnings (loss)	49,204,770

Net assets	$601,733,742

Class IB
Net asset value, offering and redemption price per share, $527,186,242 / 23,726,474 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.22

Class K
Net asset value, offering and redemption price per share, $74,547,500 / 3,351,982 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.24

(x)	Includes value of securities on loan of $7,806,451.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $126,160 foreign withholding tax)	$8,684,212
Interest	170,713
Securities lending (net)	1,945

Total income	8,856,870

EXPENSES
Investment management fees	2,680,984
Distribution fees – Class IB	649,603
Administrative fees	270,501
Professional fees	39,916
Custodian fees	30,795
Printing and mailing expenses	25,680
Trustees’ fees	10,006
Miscellaneous	10,568

Gross expenses	3,718,053
Less: Waiver from investment manager	(837,120)

Net expenses	2,880,933

NET INVESTMENT INCOME (LOSS)	5,975,937

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	23,196,401
Forward foreign currency contracts	(3,367,855)
Foreign currency transactions	(3,912)

Net realized gain (loss)	19,824,634

Change in unrealized appreciation (depreciation) on:
Investments in securities	(9,587,022)
Forward foreign currency contracts	(1,526,007)
Foreign currency translations	9,771

Net change in unrealized appreciation (depreciation)	(11,103,258)

NET REALIZED AND UNREALIZED GAIN (LOSS)	8,721,376

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,697,313

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,975,937	$11,135,924
Net realized gain (loss)	19,824,634	44,651,410
Net change in unrealized appreciation (depreciation)	(11,103,258)	(6,367,932)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,697,313	49,419,402

Distributions to shareholders:
Class IB	—	(39,241,974)
Class K	—	(5,917,311)

Total distributions to shareholders	—	(45,159,285)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 730,245 and 1,497,651 shares, respectively ]	15,930,844	33,747,744
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,756,086 shares, respectively ]	—	39,241,974
Capital shares repurchased [ (1,454,258) and (3,110,224) shares, respectively ]	(31,768,869)	(70,474,924)

Total Class IB transactions	(15,838,025)	2,514,794

Class K
Capital shares sold [ 189,324 and 44,000 shares, respectively ]	3,813,272	992,773
Capital shares issued in reinvestment of dividends and distributions [ 0 and 264,917 shares, respectively ]	—	5,917,311
Capital shares repurchased [ (409,809) and (348,746) shares, respectively ]	(8,939,673)	(7,932,782)

Total Class K transactions	(5,126,401)	(1,022,698)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(20,964,426)	1,492,096

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,267,113)	5,752,213
NET ASSETS:
Beginning of period	608,000,855	602,248,642

End of period	$601,733,742	$608,000,855

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022		2021		2020
Net asset value, beginning of period	$21.70		$21.57		$21.50		$25.00		$23.11		$23.11

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21		0.40		0.39		0.41	(1)	0.34		0.30
Net realized and unrealized gain (loss)	0.31		1.45		0.87		(0.76)		4.88		—	#

Total from investment operations	0.52		1.85		1.26		(0.35)		5.22		0.30

Less distributions:
Dividends from net investment income	—		(0.42)		(0.33)		(0.70)		(0.30)		(0.25)
Distributions from net realized gains	—		(1.30)		(0.86)		(2.45)		(3.03)		(0.04)
Return of capital	—		—		—		—		—		(0.01)

Total dividends and distributions	—		(1.72)		(1.19)		(3.15)		(3.33)		(0.30)

Net asset value, end of period	$22.22		$21.70		$21.57		$21.50		$25.00		$23.11

Total return (b)	2.40%		8.37%		5.98%		(1.47)%		23.02%		1.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$527,186		$530,512		$524,357		$510,935		$525,686		$439,396
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00	%(j)	1.00	%(j)	1.00	%(j)	1.00	%(j)	1.00	%(j)	0.99	%(j)
Before waivers (a)(f)	1.28%		1.29%		1.29%		1.28%		1.28%		1.30%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.97%		1.79%		1.82%		1.71	%(aa)	1.28%		1.45%
Before waivers (a)(f)	1.69%		1.50%		1.52%		1.43	%(aa)	1.00%		1.14%
Portfolio turnover rate^	41	%(z)	58%		49%		75%		51%		101%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,								June 8, 2020* to December 31, 2020
Class K			2024		2023		2022		2021
Net asset value, beginning of period	$21.69		$21.56		$21.49		$24.99		$23.09		$20.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24		0.46		0.44		0.48	(1)	0.39		0.18
Net realized and unrealized gain (loss)	0.31		1.45		0.87		(0.77)		4.91		2.57

Total from investment operations	0.55		1.91		1.31		(0.29)		5.30		2.75

Less distributions:
Dividends from net investment income	—		(0.48)		(0.38)		(0.76)		(0.37)		(0.29)
Distributions from net realized gains	—		(1.30)		(0.86)		(2.45)		(3.03)		(0.04)
Return of capital	—		—		—		—		—		(0.02)

Total dividends and distributions	—		(1.78)		(1.24)		(3.21)		(3.40)		(0.35)

Net asset value, end of period	$22.24		$21.69		$21.56		$21.49		$24.99		$23.09

Total return (b)	2.54%		8.62%		6.23%		(1.24)%		23.35%		13.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$74,548		$77,489		$77,891		$80,988		$79,617		$101,002
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75	%(j)	0.75	%(j)	0.75	%(j)	0.75	%(j)	0.75	%(j)	0.75	%(j)
Before waivers (a)(f)	1.03%		1.04%		1.04%		1.03%		1.03%		1.06%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.22%		2.04%		2.06%		1.98	%(aa)	1.48%		1.57	%(l)
Before waivers (a)(f)	1.94%		1.75%		1.77%		1.70	%(aa)	1.20%		1.25	%(l)
Portfolio turnover rate^	41	%(z)	58%		49%		75%		51%		101%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.37 and $0.44 for Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IB and 0.75% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.17% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (61.7%)
iShares Core MSCI EAFE ETF	457,800	$38,217,144
iShares Core S&P 500 ETF	30,800	19,123,720
iShares Core S&P Mid-Cap ETF	80,200	4,974,004
iShares Russell 2000 ETF (x)	25,000	5,394,750
SPDR Portfolio S&P 500 ETF	263,600	19,161,084
Vanguard S&P 500 ETF	33,700	19,142,611

Total Equity		106,013,313

Fixed Income (37.9%)
Vanguard Intermediate-Term Corporate Bond ETF (x)	785,000	65,092,200

Total Exchange Traded Funds (99.6%) (Cost $148,093,741)		171,105,513

SHORT-TERM INVESTMENTS:
Investment Companies (1.2%)
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	1,288,508	$1,288,508
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	701,019	701,160

Total Investment Companies		1,989,668

Total Short-Term Investments (1.2%) (Cost $1,989,697)		1,989,668

Total Investments in Securities (100.8%) (Cost $150,083,438)		173,095,181
Other Assets Less Liabilities (-0.8%)		(1,379,230)

Net Assets (100%)		$171,715,951

(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $5,861,012. This was collateralized by $4,697,344 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.875%, maturing 11/30/25 – 5/15/54 and by cash of $1,288,508 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$171,105,513	$—	$—	$171,105,513
Short-Term Investments
Investment Companies	1,989,668	—	—	1,989,668

Total Assets	$173,095,181	$—	$—	$173,095,181

Total Liabilities	$—	$—	$—	$—

Total	$173,095,181	$—	$—	$173,095,181

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$133,116,097
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$126,070,507

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,248,319
Aggregate gross unrealized depreciation	(948,635)

Net unrealized appreciation	$21,299,684

Federal income tax cost of investments in securities and derivative instruments, if applicable	$151,795,497

For the six months ended June 30, 2025, the Portfolio incurred approximately $2,172 as brokerage commissions with Bernstein Institutional Services LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $150,083,438)	$173,095,181
Cash	299,999
Dividends, interest and other receivables	62,148
Securities lending income receivable	4,292
Other assets	1,910

Total assets	173,463,530

LIABILITIES
Payable for return of collateral on securities loaned	1,288,508
Payable for securities purchased	149,265
Payable for Portfolio shares repurchased	129,070
Investment management fees payable	92,786
Distribution fees payable – Class IB	34,463
Administrative fees payable	16,677
Accrued expenses	36,810

Total liabilities	1,747,579

Commitments and contingent liabilities^
NET ASSETS	$171,715,951

Net assets were comprised of:
Paid in capital	$150,104,089
Total distributable earnings (loss)	21,611,862

Net assets	$171,715,951

Class IB
Net asset value, offering and redemption price per share, $171,715,951 / 13,478,199 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.74

(x)	Includes value of securities on loan of $5,861,012.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends	$2,348,391
Interest	6,240
Securities lending (net)	51,644

Total income	2,406,275

EXPENSES
Investment management fees	644,141
Distribution fees – Class IB	201,294
Administrative fees	100,498
Professional fees	28,849
Printing and mailing expenses	10,641
Custodian fees	5,907
Trustees’ fees	2,641
Miscellaneous	2,145

Gross expenses	996,116
Less: Waiver from investment manager	(106,717)

Net expenses	889,399

NET INVESTMENT INCOME (LOSS)	1,516,876

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(1,255,549)

Net change in unrealized appreciation (depreciation) on investments in securities	7,176,024

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,920,475

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,437,351

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,516,876	$2,414,611
Net realized gain (loss)	(1,255,549)	3,715,201
Net change in unrealized appreciation (depreciation)	7,176,024	7,638,620

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,437,351	13,768,432

Distributions to shareholders:
Class IB	—	(6,086,732)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 764,069 and 2,904,096 shares, respectively ]	9,340,413	35,202,921
Capital shares issued in reinvestment of dividends [ 0 and 487,772 shares, respectively ]	—	6,086,732
Capital shares repurchased [ (370,949) and (854,142) shares, respectively ]	(4,552,800)	(10,489,243)

Total Class IB transactions	4,787,613	30,800,410

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,787,613	30,800,410

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,224,964	38,482,110
NET ASSETS:
Beginning of period	159,490,987	121,008,877

End of period	$171,715,951	$159,490,987

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022		2021		2020
Net asset value, beginning of period	$12.19		$11.47		$10.07		$12.60		$11.69		$11.37

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.21		0.20		0.14		0.12		0.10
Net realized and unrealized gain (loss)	0.44		1.00		1.37		(2.32)		0.98		0.32

Total from investment operations	0.55		1.21		1.57		(2.18)		1.10		0.42

Less distributions:
Dividends from net investment income	—		(0.19)		(0.17)		(0.15)		(0.09)		(0.09)
Distributions from net realized gains	—		(0.30)		—		(0.20)		(0.10)		(0.01)

Total dividends and distributions	—		(0.49)		(0.17)		(0.35)		(0.19)		(0.10)

Net asset value, end of period	$12.74		$12.19		$11.47		$10.07		$12.60		$11.69

Total return (b)	4.51%		10.43%		15.62%		(17.28)%		9.36%		3.71%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$171,716		$159,491		$121,009		$82,790		$81,197		$53,403
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10	%(j)	1.10	%(j)	1.10	%(j)	1.13	%(k)	1.14	%(o)	1.13	%(o)
Before waivers (a)(f)	1.24%		1.25%		1.27%		1.28%		1.29%		1.35%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	1.88%		1.67%		1.83%		1.25%		0.96%		0.92%
Before waivers (a)(f)(x)	1.75%		1.53%		1.66%		1.11%		0.81%		0.70%
Portfolio turnover rate^	77	%(z)	94%		71%		248%		87%		134%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.0%)
Entertainment (1.7%)
Netflix, Inc.*	9,168	$12,277,144

Interactive Media & Services (7.4%)
Alphabet, Inc., Class C	115,924	20,563,758
Meta Platforms, Inc., Class A	37,730	27,848,136
Pinterest, Inc., Class A*	85,713	3,073,668

		51,485,562

Media (0.9%)
Charter Communications, Inc., Class A*	15,779	6,450,613

Total Communication Services		70,213,319

Consumer Discretionary (10.7%)
Broadline Retail (2.8%)
Amazon.com, Inc.*	87,603	19,219,222

Hotels, Restaurants & Leisure (6.5%)
Aramark	181,556	7,601,750
Booking Holdings, Inc.	840	4,862,962
Chipotle Mexican Grill, Inc.*	90,609	5,087,695
Marriott International, Inc., Class A	25,822	7,054,829
Royal Caribbean Cruises Ltd.	51,961	16,271,067
Yum! Brands, Inc.	33,117	4,907,277

		45,785,580

Specialty Retail (1.4%)
Burlington Stores, Inc.*	21,091	4,906,610
Tractor Supply Co.	93,320	4,924,497

		9,831,107

Total Consumer Discretionary		74,835,909

Consumer Staples (4.9%)
Food Products (1.0%)
Mondelez International, Inc., Class A	107,000	7,216,080

Household Products (0.8%)
Church & Dwight Co., Inc.	58,485	5,620,993

Tobacco (3.1%)
Philip Morris International, Inc.	117,985	21,488,608

Total Consumer Staples		34,325,681

Energy (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
ConocoPhillips	37,778	3,390,198

Total Energy		3,390,198

Financials (14.6%)
Banks (3.3%)
JPMorgan Chase & Co.	55,018	15,950,268
Truist Financial Corp.	171,000	7,351,290

		23,301,558

Capital Markets (2.0%)
KKR & Co., Inc.	76,814	10,218,566
S&P Global, Inc.	6,617	3,489,078

		13,707,644

Consumer Finance (0.8%)
Capital One Financial Corp.	27,031	$5,751,116

Financial Services (5.2%)
Mastercard, Inc., Class A	26,585	14,939,175
Toast, Inc., Class A*	212,457	9,409,721
Visa, Inc., Class A	34,403	12,214,785

		36,563,681

Insurance (3.3%)
Arch Capital Group Ltd.	45,468	4,139,861
Marsh & McLennan Cos., Inc.	41,557	9,086,022
Progressive Corp. (The)	35,425	9,453,516

		22,679,399

Total Financials		102,003,398

Health Care (6.7%)
Biotechnology (1.7%)
Amgen, Inc.	25,921	7,237,402
Regeneron Pharmaceuticals, Inc.	8,314	4,364,850

		11,602,252

Health Care Equipment & Supplies (0.9%)
Abbott Laboratories	47,876	6,511,615

Health Care Providers & Services (1.1%)
Elevance Health, Inc.	7,380	2,870,525
UnitedHealth Group, Inc.	15,946	4,974,674

		7,845,199

Life Sciences Tools & Services (1.3%)
Danaher Corp.	22,091	4,363,856
Mettler-Toledo International, Inc.*	3,879	4,556,739

		8,920,595

Pharmaceuticals (1.7%)
Bristol-Myers Squibb Co.	107,364	4,969,879
Royalty Pharma plc, Class A	184,460	6,646,094

		11,615,973

Total Health Care		46,495,634

Industrials (12.0%)
Aerospace & Defense (5.5%)
ATI, Inc.*	130,491	11,266,593
GE Aerospace	58,819	15,139,422
TransDigm Group, Inc.	7,772	11,818,414

		38,224,429

Air Freight & Logistics (0.9%)
FedEx Corp.	28,989	6,589,490

Building Products (1.1%)
Carrier Global Corp.	103,911	7,605,246

Commercial Services & Supplies (0.5%)
Waste Connections, Inc.	18,500	3,454,320

Electrical Equipment (1.1%)
GE Vernova, Inc.	14,463	7,653,096

Ground Transportation (0.3%)
Saia, Inc.*	8,695	2,382,343

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (0.8%)
Ingersoll Rand, Inc.	68,954	$5,735,594

Professional Services (0.8%)
Dayforce, Inc.*	96,795	5,361,475

Trading Companies & Distributors (1.0%)
FTAI Aviation Ltd.	61,993	7,131,675

Total Industrials		84,137,668

Information Technology (26.8%)
IT Services (0.8%)
Accenture plc, Class A	19,456	5,815,204

Semiconductors & Semiconductor Equipment (14.5%)
Broadcom, Inc.	164,920	45,460,198
KLA Corp.	13,744	12,311,051
Micron Technology, Inc.	139,243	17,161,700
NVIDIA Corp.	167,280	26,428,567

		101,361,516

Software (9.7%)
Atlassian Corp., Class A*	42,970	8,726,777
Microsoft Corp.	67,832	33,740,315
Salesforce, Inc.	53,277	14,528,105
ServiceNow, Inc.*	10,744	11,045,692

		68,040,889

Technology Hardware, Storage & Peripherals (1.8%)
Apple, Inc.	59,377	12,182,379

Total Information Technology		187,399,988

Materials (2.5%)
Chemicals (2.5%)
Air Products and Chemicals, Inc.	18,683	5,269,727
Corteva, Inc.	69,558	5,184,158
Linde plc	15,211	7,136,697

Total Materials		17,590,582

Real Estate (1.2%)
Health Care REITs (1.2%)
Welltower, Inc. (REIT)	55,510	8,533,552

Total Real Estate		8,533,552

Utilities (7.0%)
Electric Utilities (2.8%)
Constellation Energy Corp.	60,491	19,524,075

Gas Utilities (2.1%)
Atmos Energy Corp.	94,500	14,563,395

Multi-Utilities (2.1%)
NiSource, Inc.	370,000	14,925,800

Total Utilities		49,013,270

Total Common Stocks (96.9%) (Cost $331,589,606)		677,939,199

SHORT-TERM INVESTMENTS:
Investment Companies (1.5%)
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	10,902,342	10,904,522

Total Short-Term Investments (1.5%)
(Cost $10,904,407)		10,904,522

Total Investments in Securities (98.4%)
(Cost $342,494,013)		688,843,721
Other Assets Less Liabilities (1.6%)		10,860,863

Net Assets (100%)		$699,704,584

*	Non-income producing.

Glossary:

REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$70,213,319	$—	$—	$70,213,319
Consumer Discretionary	74,835,909	—	—	74,835,909
Consumer Staples	34,325,681	—	—	34,325,681
Energy	3,390,198	—	—	3,390,198
Financials	102,003,398	—	—	102,003,398
Health Care	46,495,634	—	—	46,495,634
Industrials	84,137,668	—	—	84,137,668
Information Technology	187,399,988	—	—	187,399,988
Materials	17,590,582	—	—	17,590,582
Real Estate	8,533,552	—	—	8,533,552
Utilities	49,013,270	—	—	49,013,270
Short-Term Investments
Investment Companies	10,904,522	—	—	10,904,522

Total Assets	$688,843,721	$—	$—	$688,843,721

Total Liabilities	$—	$—	$—	$—

Total	$688,843,721	$—	$—	$688,843,721

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$22,487,010
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$66,251,972

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$351,105,587
Aggregate gross unrealized depreciation	(10,252,106)

Net unrealized appreciation	$340,853,481

Federal income tax cost of investments in securities and derivative instruments, if applicable	$347,990,240

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $342,494,013)	$688,843,721
Cash	11,312,000
Dividends, interest and other receivables	399,188
Receivable for Portfolio shares sold	62,336
Other assets	6,914

Total assets	700,624,159

LIABILITIES
Investment management fees payable	325,081
Payable for Portfolio shares repurchased	310,344
Distribution fees payable – Class IB	139,299
Administrative fees payable	49,766
Trustees’ fees payable	857
Accrued expenses	94,228

Total liabilities	919,575

Commitments and contingent liabilities^
NET ASSETS	$699,704,584

Net assets were comprised of:
Paid in capital	$328,285,074
Total distributable earnings (loss)	371,419,510

Net assets	$699,704,584

Class IB
Net asset value, offering and redemption price per share, $699,704,584 / 18,682,946 shares outstanding (unlimited amount authorized: $0.01 par value)	$37.45

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,726 foreign withholding tax)	$3,612,192
Interest	199,308
Securities lending (net)	828

Total income	3,812,328

EXPENSES
Investment management fees	2,104,442
Distribution fees – Class IB	809,400
Administrative fees	293,518
Professional fees	36,896
Printing and mailing expenses	27,218
Custodian fees	18,170
Trustees’ fees	10,737
Miscellaneous	6,230

Gross expenses	3,306,611
Less: Waiver from investment manager	(74,284)
Voluntary waiver from investment manager	(154,989)

Net expenses	3,077,338

NET INVESTMENT INCOME (LOSS)	734,990

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	26,441,387
Net change in unrealized appreciation (depreciation) on investments in securities	38,694,003

NET REALIZED AND UNREALIZED GAIN (LOSS)	65,135,390

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$65,870,380

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$734,990	$1,994,325
Net realized gain (loss)	26,441,387	58,307,503
Net change in unrealized appreciation (depreciation)	38,694,003	101,542,526

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	65,870,380	161,844,354

Distributions to shareholders:
Class IB	—	(84,355,270)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 17,757 shares, respectively ]	—	574,791
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (2,695,513) shares, respectively ]	—	(92,743,259)
Capital shares repurchased [ 0 and (178,453) shares, respectively ]	—	(5,732,244)

Total Class IA transactions	—	(97,900,712)

Class IB
Capital shares sold [ 319,267 and 438,928 shares, respectively ]	10,871,758	14,977,448
Capital shares issued in connection with share class combination (Note 1) [ 0 and 2,690,338 shares, respectively ]	—	92,743,259
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,394,757 shares, respectively ]	—	84,355,270
Capital shares repurchased [ (1,222,000) and (2,166,935) shares, respectively ]	(41,597,502)	(74,311,882)

Total Class IB transactions	(30,725,744)	117,764,095

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(30,725,744)	19,863,383

TOTAL INCREASE (DECREASE) IN NET ASSETS	35,144,636	97,352,467
NET ASSETS:
Beginning of period	664,559,948	567,207,481

End of period	$699,704,584	$664,559,948

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022	2021	2020
Net asset value, beginning of period	$33.93		$29.73		$25.47		$35.80	$30.55	$26.22

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.11	(1)	0.09	(2)	0.05	(0.04)	0.02
Net realized and unrealized gain (loss)	3.48		8.83		5.68		(6.79)	7.04	6.03

Total from investment operations	3.52		8.94		5.77		(6.74)	7.00	6.05

Less distributions:
Dividends from net investment income	—		(0.57)		(0.10)		(0.05)	—	(0.03)
Distributions from net realized gains	—		(4.17)		(1.41)		(3.54)	(1.75)	(1.69)

Total dividends and distributions	—		(4.74)		(1.51)		(3.59)	(1.75)	(1.72)

Net asset value, end of period	$37.45		$33.93		$29.73		$25.47	$35.80	$30.55

Total return (b)	10.37%		29.87%		22.98%		(18.97)%	23.06%	23.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$699,705		$664,560		$482,458		$428,260	$562,690	$493,082
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95	%(i)	0.96	%(r)	0.97%		0.97%	0.97%	0.97%
Before waivers (a)(f)	1.02%		1.02%		1.03%		1.02%	1.02%	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.23%		0.32	%(aa)	0.33	%(bb)	0.17%	(0.11)%	0.06%
Before waivers (a)(f)	0.16%		0.26	%(aa)	0.27	%(bb)	0.11%	(0.15)%	— %‡‡
Portfolio turnover rate^	3	%(z)	25%		33%		25%	20%	42%

Class K	January 1, 2020 to June 7, 2020‡

Net asset value, beginning of period	$26.11

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05
Net realized and unrealized gain (loss)	0.95

Total from investment operations	1.00

Net asset value, end of period	$27.11

Total return (b)	3.79%

Ratios/Supplemental Data:
Ratio of expenses to average net assets:
After waivers (a)(f)	0.72%
Before waivers (a)(f)	0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.44%
Before waivers (a)(f)	0.37%
Portfolio turnover rate^	0.42%
‡	After the close of business on June 7, 2020 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
‡‡	Amount is less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $0.08 for Class IB.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $0.07 for Class IB.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(i)	Includes voluntary waiver from investment manager of 0.05%.
(r)	Includes voluntary waiver from investment manager of 0.02%.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.10% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.08% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (13.8%)
Entertainment (4.5%)
Netflix, Inc.*	15,553	$20,827,489

Interactive Media & Services (9.3%)
Alphabet, Inc., Class A	58,400	10,291,832
Meta Platforms, Inc., Class A	43,503	32,109,129

		42,400,961

Total Communication Services		63,228,450

Consumer Discretionary (12.5%)
Automobiles (1.9%)
Tesla, Inc.*	27,700	8,799,182

Broadline Retail (8.4%)
Amazon.com, Inc.*	176,620	38,748,662

Hotels, Restaurants & Leisure (2.2%)
Airbnb, Inc., Class A*	39,900	5,280,366
Starbucks Corp.	51,700	4,737,271

		10,017,637

Total Consumer Discretionary		57,565,481

Consumer Staples (1.4%)
Beverages (1.4%)
Monster Beverage Corp.*	104,620	6,553,397

Total Consumer Staples		6,553,397

Financials (9.3%)
Capital Markets (1.5%)
S&P Global, Inc.	12,932	6,818,914

Financial Services (6.5%)
PayPal Holdings, Inc.*	102,800	7,640,096
Visa, Inc., Class A	62,861	22,318,798

		29,958,894

Insurance (1.3%)
Marsh & McLennan Cos., Inc.	26,096	5,705,630

Total Financials		42,483,438

Health Care (8.9%)
Health Care Equipment & Supplies (3.9%)
Intuitive Surgical, Inc.*	18,500	10,053,085
Stryker Corp.	19,700	7,793,911

		17,846,996

Health Care Providers & Services (1.1%)
UnitedHealth Group, Inc.	16,245	5,067,953

Life Sciences Tools & Services (0.9%)
Thermo Fisher Scientific, Inc.	10,697	4,337,205

Pharmaceuticals (3.0%)
Eli Lilly & Co.	8,800	6,859,864
Novo Nordisk A/S (ADR)	51,500	3,554,530
Zoetis, Inc.	20,100	3,134,595

		13,548,989

Total Health Care		40,801,143

Industrials (9.6%)
Aerospace & Defense (1.0%)
Airbus SE (ADR)	86,600	4,534,376

Electrical Equipment (2.3%)
Eaton Corp. plc	28,960	10,338,430

Ground Transportation (3.1%)
Uber Technologies, Inc.*	81,180	7,574,094
Union Pacific Corp.	28,400	6,534,272

		14,108,366

Industrial Conglomerates (1.3%)
Honeywell International, Inc.	26,100	6,078,168

Trading Companies & Distributors (1.9%)
W.W. Grainger, Inc.	8,540	8,883,650

Total Industrials		43,942,990

Information Technology (39.4%)
IT Services (1.2%)
Accenture plc, Class A	18,500	5,529,465

Semiconductors & Semiconductor Equipment (15.4%)
ASML Holding NV (Registered) (ADR)	10,140	8,126,094
Broadcom, Inc.	22,257	6,135,142
Marvell Technology, Inc.	28,400	2,198,160
NVIDIA Corp.	311,200	49,166,488
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	22,600	5,118,674

		70,744,558

Software (18.1%)
Intuit, Inc.	13,300	10,475,479
Microsoft Corp.	74,227	36,921,252
Palo Alto Networks, Inc.*	53,300	10,907,312
Salesforce, Inc.	34,460	9,396,897
Synopsys, Inc.*	15,123	7,753,260
Workday, Inc., Class A*	31,090	7,461,600

		82,915,800

Technology Hardware, Storage & Peripherals (4.7%)
Apple, Inc.	105,034	21,549,826

Total Information Technology		180,739,649

Materials (2.4%)
Chemicals (2.4%)
Linde plc	9,100	4,269,538
Sherwin-Williams Co. (The)	20,100	6,901,536

Total Materials		11,171,074

Real Estate (1.4%)
Specialized REITs (1.4%)
Equinix, Inc. (REIT)	8,200	6,522,854

Total Real Estate		6,522,854

Total Investments in Securities (98.7%) (Cost $180,531,364)		453,008,476
Other Assets Less Liabilities (1.3%)		5,790,253

Net Assets (100%)		$458,798,729

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$63,228,450	$—	$—	$63,228,450
Consumer Discretionary	57,565,481	—	—	57,565,481
Consumer Staples	6,553,397	—	—	6,553,397
Financials	42,483,438	—	—	42,483,438
Health Care	40,801,143	—	—	40,801,143
Industrials	43,942,990	—	—	43,942,990
Information Technology	180,739,649	—	—	180,739,649
Materials	11,171,074	—	—	11,171,074
Real Estate	6,522,854	—	—	6,522,854

Total Assets	$453,008,476	$—	$—	$453,008,476

Total Liabilities	$—	$—	$—	$—

Total	$453,008,476	$—	$—	$453,008,476

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$37,655,073
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$67,149,065

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$279,662,330
Aggregate gross unrealized depreciation	(7,214,516)

Net unrealized appreciation	$272,447,814

Federal income tax cost of investments in securities and derivative instruments, if applicable	$180,560,662

For the six months ended June 30, 2025, the Portfolio incurred approximately $244 as brokerage commissions with Bernstein Institutional Services LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $180,531,364)	$453,008,476
Cash	6,253,842
Dividends, interest and other receivables	73,756
Receivable for Portfolio shares sold	39,395
Securities lending income receivable	283
Other assets	4,605

Total assets	459,380,357

LIABILITIES
Investment management fees payable	230,407
Payable for Portfolio shares repurchased	191,607
Distribution fees payable – Class IB	90,338
Administrative fees payable	32,814
Accrued expenses	36,462

Total liabilities	581,628

Commitments and contingent liabilities^
NET ASSETS	$458,798,729

Net assets were comprised of:
Paid in capital	$153,578,327
Total distributable earnings (loss)	305,220,402

Net assets	$458,798,729

Class IB
Net asset value, offering and redemption price per share, $451,555,772 / 24,611,936 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.35

Class K
Net asset value, offering and redemption price per share, $7,242,957 / 359,670 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.14

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $27,899 foreign withholding tax)	$1,330,845
Interest	86,527
Securities lending (net)	908

Total income	1,418,280

EXPENSES
Investment management fees	1,409,645
Distribution fees – Class IB	533,004
Administrative fees	196,617
Professional fees	33,096
Printing and mailing expenses	20,051
Custodian fees	14,183
Trustees’ fees	7,294
Miscellaneous	4,584

Gross expenses	2,218,474
Less: Waiver from investment manager	(58,389)

Net expenses	2,160,085

NET INVESTMENT INCOME (LOSS)	(741,805)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	25,983,954
Net change in unrealized appreciation (depreciation) on investments in securities	(2,385,656)

NET REALIZED AND UNREALIZED GAIN (LOSS)	23,598,298

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,856,493

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(741,805)	$(1,364,885)
Net realized gain (loss)	25,983,954	36,465,608
Net change in unrealized appreciation (depreciation)	(2,385,656)	69,059,275

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	22,856,493	104,159,998

Distributions to shareholders:
Class IB	—	(30,281,773)
Class K	—	(510,012)

Total distributions to shareholders	—	(30,791,785)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 32,964 shares, respectively ]	—	535,486
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (1,015,080) shares, respectively ]	—	(18,377,252)
Capital shares repurchased [ 0 and (96,941) shares, respectively ]	—	(1,646,141)

Total Class IA transactions	—	(19,487,907)

Class IB
Capital shares sold [ 631,027 and 1,208,623 shares, respectively ]	10,626,012	20,373,444
Capital shares issued in connection with share class combination (Note 1) [ 0 and 1,069,324 shares, respectively ]	—	18,377,252
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,684,773 shares, respectively ]	—	30,281,773
Capital shares repurchased [ (1,886,745) and (3,995,356) shares, respectively ]	(32,167,074)	(67,824,185)

Total Class IB transactions	(21,541,062)	1,208,284

Class K
Capital shares sold [ 15,086 and 224,927 shares, respectively ]	282,094	3,978,943
Capital shares issued in reinvestment of dividends and distributions [ 0 and 25,902 shares, respectively ]	—	510,012
Capital shares repurchased [ (94,603) and (327,945) shares, respectively ]	(1,807,768)	(6,071,700)

Total Class K transactions	(1,525,674)	(1,582,745)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(23,066,736)	(19,862,368)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(210,243)	53,505,845
NET ASSETS:
Beginning of period	459,008,972	405,503,127

End of period	$458,798,729	$459,008,972

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.42		$14.69	$10.40	$17.82	$15.64	$13.02

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03)		(0.05)	(0.04)	(0.04)	(0.07)	(0.03	)(1)
Net realized and unrealized gain (loss)	0.96		4.02	4.79	(5.61)	3.44	4.01

Total from investment operations	0.93		3.97	4.75	(5.65)	3.37	3.98

Less distributions:
Distributions from net realized gains	—		(1.24)	(0.46)	(1.77)	(1.19)	(1.36)

Net asset value, end of period	$18.35		$17.42	$14.69	$10.40	$17.82	$15.64

Total return (b)	5.34%		26.79%	45.91%	(32.13)%	21.67%	30.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$451,556		$450,622	$380,553	$289,321	$455,081	$409,150
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%	1.00%	1.00%	1.00%	1.03%
Before waivers (a)(f)	1.03%		1.03%	1.03%	1.03%	1.02%	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.35)%		(0.31)%	(0.28)%	(0.30)%	(0.40)%	(0.19	)%(bb)
Before waivers (a)(f)	(0.37)%		(0.34)%	(0.31)%	(0.33)%	(0.42)%	(0.19	)%(bb)
Portfolio turnover rate^	9	%(z)	15%	10%	28%	16%	20%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024	2023	2022	2021	2020
Net asset value, beginning of period	$19.10		$15.98	$11.26	$19.03	$16.59	$13.71

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)		(0.01)	— #	(0.01)	(0.03)	0.01	(1)
Net realized and unrealized gain (loss)	1.05		4.37	5.18	(5.99)	3.66	4.23

Total from investment operations	1.04		4.36	5.18	(6.00)	3.63	4.24

Less distributions:
Distributions from net realized gains	—		(1.24)	(0.46)	(1.77)	(1.19)	(1.36)

Net asset value, end of period	$20.14		$19.10	$15.98	$11.26	$19.03	$16.59

Total return (b)	5.45%		27.07%	46.23%	(31.92)%	22.00%	31.19%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,243		$8,387	$8,248	$4,045	$8,180	$7,490
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%		0.75%	0.75%	0.75%	0.75%	0.78%
Before waivers (a)(f)	0.78%		0.78%	0.79%	0.78%	0.77%	0.78%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.10)%		(0.06)%	(0.03)%	(0.05)%	(0.15)%	0.07	%(bb)
Before waivers (a)(f)	(0.13)%		(0.08)%	(0.07)%	(0.09)%	(0.17)%	0.07	%(bb)
Portfolio turnover rate^	9	%(z)	15%	10%	28%	16%	20%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.01 and $0.04 for Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.05% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.0%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	34,615	$1,001,758
Verizon Communications, Inc.	20,278	877,429

		1,879,187

Entertainment (1.2%)
Electronic Arts, Inc.	1,092	174,392
Live Nation Entertainment, Inc.*	23,945	3,622,400
Netflix, Inc.*	2,053	2,749,234
Take-Two Interactive Software, Inc.*	799	194,037
TKO Group Holdings, Inc., Class A	307	55,859
Walt Disney Co. (The)	8,674	1,075,663
Warner Bros Discovery, Inc.*	10,866	124,524

		7,996,109

Interactive Media & Services (3.2%)
Alphabet, Inc., Class A	28,080	4,948,538
Alphabet, Inc., Class C	22,651	4,018,061
Match Group, Inc.	1,119	34,566
Meta Platforms, Inc., Class A	10,475	7,731,493
Reddit, Inc., Class A*	26,500	3,990,105

		20,722,763

Media (0.2%)
Charter Communications, Inc., Class A*	451	184,373
Comcast Corp., Class A	17,969	641,314
Fox Corp., Class A	1,012	56,712
Fox Corp., Class B	676	34,902
Interpublic Group of Cos., Inc. (The)	1,754	42,938
News Corp., Class A	1,902	56,528
News Corp., Class B	511	17,532
Omnicom Group, Inc.	938	67,480
Paramount Global, Class B	3,140	40,506

		1,142,285

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	2,293	546,330

Total Communication Services		32,286,674

Consumer Discretionary (9.2%)
Automobile Components (0.0%)†
Aptiv plc*	1,111	75,792

Automobiles (0.7%)
Ford Motor Co.	18,947	205,575
General Motors Co.	4,639	228,285
Tesla, Inc.*	13,520	4,294,763

		4,728,623

Broadline Retail (4.1%)
Amazon.com, Inc.*	45,587	10,001,332
eBay, Inc.	2,213	164,780
Global-e Online Ltd.*	75,617	2,536,194
MercadoLibre, Inc.*	5,145	13,447,127

		26,149,433

Distributors (0.0%)†
Genuine Parts Co.	655	79,458
LKQ Corp.(x)	1,237	45,781
Pool Corp.(x)	179	52,175

		177,414

Hotels, Restaurants & Leisure (1.3%)
Airbnb, Inc., Class A*	2,107	278,840
Booking Holdings, Inc.	157	908,911
Caesars Entertainment, Inc.*	872	24,756
Carnival Corp.*	5,100	143,412
Chipotle Mexican Grill, Inc.*	6,451	362,224
Darden Restaurants, Inc.	570	124,243
Domino’s Pizza, Inc.	168	75,701
DoorDash, Inc., Class A*	1,651	406,988
Expedia Group, Inc.	17,256	2,910,742
Hilton Worldwide Holdings, Inc.	1,140	303,628
Las Vegas Sands Corp.	1,733	75,403
Marriott International, Inc., Class A	1,085	296,433
McDonald’s Corp.	3,450	1,007,987
MGM Resorts International*	1,035	35,594
Norwegian Cruise Line Holdings Ltd.*	1,998	40,519
Royal Caribbean Cruises Ltd.	1,205	377,334
Starbucks Corp.	5,450	499,383
Wynn Resorts Ltd.	444	41,589
Yum! Brands, Inc.	1,358	201,228

		8,114,915

Household Durables (0.1%)
DR Horton, Inc.	1,320	170,174
Garmin Ltd.	748	156,122
Lennar Corp., Class A	1,137	125,764
Mohawk Industries, Inc.*	219	22,960
NVR, Inc.*	13	96,014
PulteGroup, Inc.	978	103,140

		674,174

Leisure Products (0.0%)†
Hasbro, Inc.	618	45,621

Specialty Retail (2.3%)
AutoZone, Inc.*	79	293,266
Best Buy Co., Inc.	892	59,880
Burlington Stores, Inc.*	21,651	5,036,889
CarMax, Inc.*	766	51,483
Home Depot, Inc. (The)	4,795	1,758,039
Lowe’s Cos., Inc.	25,640	5,688,747
O’Reilly Automotive, Inc.*	4,098	369,353
Ross Stores, Inc.	1,606	204,893
TJX Cos., Inc. (The)	5,387	665,241
Tractor Supply Co.	2,600	137,202
Ulta Beauty, Inc.*	216	101,049
Williams-Sonoma, Inc.	596	97,368

		14,463,410

Textiles, Apparel & Luxury Goods (0.7%)
Crocs, Inc.*	37,885	3,836,993
Deckers Outdoor Corp.*	739	76,168
Lululemon Athletica, Inc.*	545	129,481
NIKE, Inc., Class B(x)	5,750	408,480

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Ralph Lauren Corp.	189	$51,839
Tapestry, Inc.	980	86,054

		4,589,015

Total Consumer Discretionary		59,018,397

Consumer Staples (6.5%)
Beverages (1.2%)
Brown-Forman Corp., Class B	929	24,999
Coca-Cola Co. (The)	18,689	1,322,247
Constellation Brands, Inc., Class A	9,486	1,543,182
Keurig Dr Pepper, Inc.	6,611	218,560
Molson Coors Beverage Co., Class B	890	42,800
Monster Beverage Corp.*	61,548	3,855,367
PepsiCo, Inc.	6,606	872,256

		7,879,411

Consumer Staples Distribution & Retail (3.9%)
Casey’s General Stores, Inc.	18,360	9,368,557
Costco Wholesale Corp.	2,141	2,119,462
Dollar General Corp.	1,053	120,442
Dollar Tree, Inc.*	984	97,455
Grocery Outlet Holding Corp.*	71,600	889,272
Kroger Co. (The)	2,956	212,034
Performance Food Group Co.*	109,477	9,575,953
Sysco Corp.	2,381	180,337
Target Corp.	2,153	212,394
Walgreens Boots Alliance, Inc.	3,505	40,237
Walmart, Inc.	20,845	2,038,224

		24,854,367

Food Products (0.2%)
Archer-Daniels-Midland Co.	2,329	122,925
Bunge Global SA	673	54,028
Campbell’s Co. (The)	1,027	31,478
Conagra Brands, Inc.	2,295	46,979
General Mills, Inc.	2,683	139,006
Hershey Co. (The)	719	119,318
Hormel Foods Corp.	1,261	38,145
J M Smucker Co. (The)	542	53,224
Kellanova	1,299	103,309
Kraft Heinz Co. (The)	4,246	109,632
Lamb Weston Holdings, Inc.	623	32,303
McCormick & Co., Inc. (Non-Voting)	1,229	93,183
Mondelez International, Inc., Class A	6,296	424,602
Tyson Foods, Inc., Class A	1,356	75,855

		1,443,987

Household Products (0.9%)
Church & Dwight Co., Inc.	1,197	115,043
Clorox Co. (The)	587	70,481
Colgate-Palmolive Co.	36,750	3,340,575
Kimberly-Clark Corp.	1,614	208,077
Procter & Gamble Co. (The)	11,312	1,802,228

		5,536,404

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	1,114	90,011
Kenvue, Inc.	9,332	195,319

		285,330

Tobacco (0.3%)
Altria Group, Inc.	8,093	474,493
Philip Morris International, Inc.	7,510	1,367,796

		1,842,289

Total Consumer Staples		41,841,788

Energy (3.1%)
Energy Equipment & Services (0.9%)
Baker Hughes Co.	133,395	5,114,364
Halliburton Co.	4,163	84,842
Schlumberger NV	6,562	221,796

		5,421,002

Oil, Gas & Consumable Fuels (2.2%)
APA Corp.	1,661	30,380
Chevron Corp.	7,836	1,122,037
ConocoPhillips	6,091	546,606
Coterra Energy, Inc.	3,504	88,932
Devon Energy Corp.	3,140	99,883
Diamondback Energy, Inc.	20,110	2,763,114
EOG Resources, Inc.	2,633	314,933
EQT Corp.	2,904	169,361
Expand Energy Corp.	33,420	3,908,135
Exxon Mobil Corp.	20,795	2,241,701
Hess Corp.	1,345	186,336
Kinder Morgan, Inc.	9,409	276,625
Marathon Petroleum Corp.	1,482	246,175
Occidental Petroleum Corp.	3,289	138,171
ONEOK, Inc.	3,020	246,523
Phillips 66	1,950	232,635
Targa Resources Corp.	1,061	184,699
Texas Pacific Land Corp.	91	96,131
Valero Energy Corp.	1,486	199,748
Venture Global, Inc., Class A(x)	58,800	916,104
Williams Cos., Inc. (The)	5,933	372,651

		14,380,880

Total Energy		19,801,882

Financials (8.8%)
Banks (1.4%)
Bank of America Corp.	31,615	1,496,022
Citigroup, Inc.	9,011	767,016
Citizens Financial Group, Inc.	2,095	93,751
Fifth Third Bancorp	3,261	134,125
Huntington Bancshares, Inc.	7,076	118,594
JPMorgan Chase & Co.	13,408	3,887,113
KeyCorp	4,823	84,017
M&T Bank Corp.	766	148,596
PNC Financial Services Group, Inc. (The)	1,927	359,231
Regions Financial Corp.	4,374	102,877
Truist Financial Corp.	6,217	267,269
US Bancorp	7,593	343,583
Wells Fargo & Co.	15,701	1,257,964

		9,060,158

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Capital Markets (3.8%)
Ameriprise Financial, Inc.	453	$241,780
Bank of New York Mellon Corp. (The)	3,411	310,776
BlackRock, Inc.‡	699	733,425
Blackstone, Inc.	3,509	524,876
Cboe Global Markets, Inc.	510	118,937
Charles Schwab Corp. (The)	68,411	6,241,820
CME Group, Inc.	1,754	483,437
Coinbase Global, Inc., Class A*	1,022	358,201
FactSet Research Systems, Inc.	177	79,169
Franklin Resources, Inc.	1,448	34,535
Goldman Sachs Group, Inc. (The)	1,480	1,047,470
Intercontinental Exchange, Inc.	29,255	5,367,415
Invesco Ltd.	2,338	36,870
KKR & Co., Inc.	43,372	5,769,777
MarketAxess Holdings, Inc.	175	39,084
Moody’s Corp.	753	377,697
Morgan Stanley	5,952	838,399
MSCI, Inc.	378	218,008
Nasdaq, Inc.	2,014	180,092
Northern Trust Corp.	954	120,958
Raymond James Financial, Inc.	898	137,726
S&P Global, Inc.	1,514	798,317
State Street Corp.	1,405	149,408
T. Rowe Price Group, Inc.	1,084	104,606

		24,312,783

Consumer Finance (0.3%)
American Express Co.	2,669	851,358
Capital One Financial Corp.	3,100	659,556
Synchrony Financial	1,842	122,935

		1,633,849

Financial Services (2.5%)
Apollo Global Management, Inc.	2,176	308,709
Berkshire Hathaway, Inc., Class B*	8,847	4,297,607
Chime Financial, Inc., Class A*	26,115	901,229
Corpay, Inc.*	331	109,833
Fidelity National Information Services, Inc.	2,578	209,875
Fiserv, Inc.*	2,675	461,197
Global Payments, Inc.	1,205	96,448
Jack Henry & Associates, Inc.	355	63,960
Mastercard, Inc., Class A	3,914	2,199,433
PayPal Holdings, Inc.*	4,685	348,189
Shift4 Payments, Inc., Class A(x)*	39,700	3,934,667
Visa, Inc., Class A	8,255	2,930,938

		15,862,085

Insurance (0.8%)
Aflac, Inc.	2,319	244,562
Allstate Corp. (The)	1,290	259,690
American International Group, Inc.	2,779	237,855
Aon plc, Class A	1,053	375,668
Arch Capital Group Ltd.	1,825	166,166
Arthur J Gallagher & Co.	1,238	396,309
Assurant, Inc.	258	50,952
Brown & Brown, Inc.	1,359	150,672
Chubb Ltd.	1,788	518,019
Cincinnati Financial Corp.	749	111,541
Erie Indemnity Co., Class A	126	43,695
Everest Group Ltd.	198	67,290
Globe Life, Inc.	387	48,100
Hartford Insurance Group, Inc. (The)	1,341	170,133
Loews Corp.	831	76,169
Marsh & McLennan Cos., Inc.	2,391	522,768
MetLife, Inc.	2,699	217,054
Principal Financial Group, Inc.	1,018	80,860
Progressive Corp. (The)	2,817	751,745
Prudential Financial, Inc.	1,724	185,227
Travelers Cos., Inc. (The)	1,104	295,364
W.R. Berkley Corp.	1,461	107,340
Willis Towers Watson plc	486	148,959

		5,226,138

Total Financials		56,095,013

Health Care (8.6%)
Biotechnology (1.6%)
AbbVie, Inc.	8,522	1,581,854
Amgen, Inc.	2,584	721,479
Argenx SE (ADR)*	6,000	3,307,320
Biogen, Inc.*	712	89,420
Caris Life Sciences, Inc.(r)*	17,370	394,507
Caris Life Sciences, Inc. (Nasdaq Stock Exchange)(x)*	12,464	333,038
Gilead Sciences, Inc.	5,982	663,224
Incyte Corp.*	814	55,433
Moderna, Inc.*	1,689	46,600
Regeneron Pharmaceuticals, Inc.	498	261,450
TG Therapeutics, Inc.*	44,900	1,615,951
Ultragenyx Pharmaceutical, Inc.*	11,570	420,685
Vertex Pharmaceuticals, Inc.*	1,233	548,932

		10,039,893

Health Care Equipment & Supplies (1.9%)
Abbott Laboratories	8,374	1,138,948
Align Technology, Inc.*	328	62,100
Baxter International, Inc.	2,479	75,064
Becton Dickinson & Co.	1,398	240,805
Boston Scientific Corp.*	7,174	770,559
Cooper Cos., Inc. (The)*	922	65,609
Dexcom, Inc.*	1,902	166,026
Edwards Lifesciences Corp.*	2,871	224,541
GE HealthCare Technologies, Inc.	2,226	164,880
Hologic, Inc.*	1,045	68,092
IDEXX Laboratories, Inc.*	384	205,955
Insulet Corp.*	18,621	5,850,346
Intuitive Surgical, Inc.*	1,736	943,360
Medtronic plc	6,158	536,793
Penumbra, Inc.*	3,100	795,553
ResMed, Inc.	715	184,470
Solventum Corp.*	637	48,310
STERIS plc	478	114,825
Stryker Corp.	1,652	653,581
Zimmer Biomet Holdings, Inc.	940	85,737

		12,395,554

Health Care Providers & Services (2.2%)
Cardinal Health, Inc.	1,130	189,840
Cencora, Inc.	840	251,874

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Centene Corp.*	2,414	$131,032
Cigna Group (The)	1,289	426,118
CVS Health Corp.	6,137	423,330
DaVita, Inc.*	190	27,066
Elevance Health, Inc.	1,091	424,355
HCA Healthcare, Inc.	836	320,272
HealthEquity, Inc.*	46,611	4,882,968
Henry Schein, Inc.*	563	41,127
Humana, Inc.	587	143,510
Labcorp Holdings, Inc.	406	106,579
McKesson Corp.	599	438,935
Molina Healthcare, Inc.*	262	78,050
Quest Diagnostics, Inc.	540	97,000
Surgery Partners, Inc.(x)*	149,022	3,312,759
UnitedHealth Group, Inc.	9,377	2,925,343
Universal Health Services, Inc., Class B	296	53,620

		14,273,778

Health Care Technology (0.5%)
Doximity, Inc., Class A*	48,199	2,956,527

Life Sciences Tools & Services (1.3%)
Agilent Technologies, Inc.	1,389	163,916
Bio-Techne Corp.	744	38,279
Charles River Laboratories International, Inc.*	21,837	3,313,328
Danaher Corp.	3,069	606,250
ICON plc*	12,200	1,774,490
IQVIA Holdings, Inc.*	814	128,278
Mettler-Toledo International, Inc.*	100	117,472
Revvity, Inc.	538	52,035
Sartorius AG (Preference)(q)	5,400	1,373,961
Thermo Fisher Scientific, Inc.	1,821	738,343
Waters Corp.*	289	100,873
West Pharmaceutical Services, Inc.	353	77,236

		8,484,461

Pharmaceuticals (1.1%)
Bristol-Myers Squibb Co.	9,878	457,253
Eli Lilly & Co.	3,795	2,958,316
Johnson & Johnson	11,609	1,773,275
Merck & Co., Inc.	12,115	959,023
Pfizer, Inc.	27,584	668,636
Viatris, Inc.	5,780	51,616
Zoetis, Inc.	2,135	332,953

		7,201,072

Total Health Care		55,351,285

Industrials (11.3%)
Aerospace & Defense (2.1%)
Axon Enterprise, Inc.*	353	292,263
Boeing Co. (The)*	3,651	764,994
GE Aerospace	5,145	1,324,271
General Dynamics Corp.	1,209	352,617
Howmet Aerospace, Inc.	1,928	358,859
Huntington Ingalls Industries, Inc.	197	47,568
L3Harris Technologies, Inc.	31,172	7,819,184
Lockheed Martin Corp.	1,001	463,603
Northrop Grumman Corp.	647	323,487
RTX Corp.	6,433	939,347
Textron, Inc.	879	70,575
TransDigm Group, Inc.	273	415,135

		13,171,903

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	594	56,994
Expeditors International of Washington, Inc.	660	75,405
FedEx Corp.	1,046	237,766
GXO Logistics, Inc.*	54,902	2,673,727
United Parcel Service, Inc., Class B	3,560	359,347

		3,403,239

Building Products (0.7%)
A.O. Smith Corp.	539	35,342
Allegion plc	409	58,945
Builders FirstSource, Inc.*	543	63,363
Carrier Global Corp.	3,828	280,171
Johnson Controls International plc	3,141	331,752
Lennox International, Inc.	156	89,426
Masco Corp.	1,006	64,746
Trane Technologies plc	1,070	468,029
Trex Co., Inc.*	51,588	2,805,356

		4,197,130

Commercial Services & Supplies (2.7%)
Cintas Corp.	1,670	372,193
Clean Harbors, Inc.*	11,800	2,727,924
Copart, Inc.*	143,084	7,021,132
Republic Services, Inc.	988	243,650
Rollins, Inc.	1,350	76,167
Veralto Corp.	1,180	119,121
Waste Connections, Inc.	33,800	6,311,136
Waste Management, Inc.	1,778	406,842

		17,278,165

Construction & Engineering (1.2%)
Comfort Systems USA, Inc.	6,500	3,485,365
Quanta Services, Inc.	718	271,461
WillScot Holdings Corp.	154,949	4,245,603

		8,002,429

Electrical Equipment (1.1%)
AMETEK, Inc.	1,126	203,761
Eaton Corp. plc	1,888	673,997
Emerson Electric Co.	2,745	365,991
GE Vernova, Inc.	1,317	696,890
Generac Holdings, Inc.*	309	44,252
Hubbell, Inc., Class B	253	103,328
Rockwell Automation, Inc.	550	182,693
Vertiv Holdings Co., Class A	37,041	4,756,435

		7,027,347

Ground Transportation (0.6%)
CSX Corp.	9,063	295,726
JB Hunt Transport Services, Inc.	369	52,988
Norfolk Southern Corp.	1,072	274,400
Old Dominion Freight Line, Inc.	914	148,342
Saia, Inc.*	4,200	1,150,758
Uber Technologies, Inc.*	10,058	938,411
Union Pacific Corp.	2,883	663,321

		3,523,946

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Industrial Conglomerates (0.2%)
3M Co.	2,578	$392,475
Honeywell International, Inc.	3,101	722,161

		1,114,636

Machinery (0.6%)
Brain Corp.(r)*	52,300	189,457
Caterpillar, Inc.	2,269	880,848
Cummins, Inc.	669	219,098
Deere & Co.	1,215	617,815
Dover Corp.	668	122,398
Fortive Corp.	1,642	85,597
IDEX Corp.	342	60,045
Illinois Tool Works, Inc.	1,300	321,425
Ingersoll Rand, Inc.	1,961	163,116
Nordson Corp.	270	57,880
Otis Worldwide Corp.	1,930	191,109
PACCAR, Inc.	2,553	242,688
Parker-Hannifin Corp.	613	428,162
Pentair plc	771	79,151
Snap-on, Inc.	255	79,351
Stanley Black & Decker, Inc.	715	48,441
Westinghouse Air Brake Technologies Corp.	832	174,179
Xylem, Inc.	1,183	153,033

		4,113,793

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	3,123	153,589
Southwest Airlines Co.	2,654	86,096
United Airlines Holdings, Inc.*	1,601	127,488

		367,173

Professional Services (1.0%)
Automatic Data Processing, Inc.	1,951	601,688
Broadridge Financial Solutions, Inc.	570	138,527
Dayforce, Inc.*	787	43,592
Equifax, Inc.	604	156,659
Jacobs Solutions, Inc.	581	76,372
Leidos Holdings, Inc.	638	100,651
Paychex, Inc.	1,560	226,918
Paycom Software, Inc.	227	52,528
Paylocity Holding Corp.*	14,000	2,536,660
Verisk Analytics, Inc.	8,163	2,542,775

		6,476,370

Trading Companies & Distributors (0.5%)
Fastenal Co.	5,582	234,444
United Rentals, Inc.	3,918	2,951,821
W.W. Grainger, Inc.	209	217,410

		3,403,675

Total Industrials		72,079,806

Information Technology (32.2%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	4,948	506,230
Cisco Systems, Inc.	19,194	1,331,680
F5, Inc.*	266	78,289
Juniper Networks, Inc.	1,537	61,372
Motorola Solutions, Inc.	813	341,834

		2,319,405

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	5,815	574,231
CDW Corp.	649	115,905
Coherent Corp.*	18,500	1,650,385
Corning, Inc.	3,752	197,318
Jabil, Inc.	532	116,029
Keysight Technologies, Inc.*	842	137,970
Ralliant Corp.*	547	26,540
TE Connectivity plc	1,406	237,150
Teledyne Technologies, Inc.*	227	116,295
Trimble, Inc.*	1,132	86,009
Zebra Technologies Corp., Class A*	244	75,240

		3,333,072

IT Services (1.6%)
Accenture plc, Class A	3,015	901,153
Akamai Technologies, Inc.*	680	54,237
Cognizant Technology Solutions Corp., Class A	2,408	187,896
EPAM Systems, Inc.*	264	46,681
Gartner, Inc.*	374	151,178
GoDaddy, Inc., Class A*	687	123,701
International Business Machines Corp.	4,474	1,318,846
Shopify, Inc., Class A*	63,447	7,318,611
VeriSign, Inc.	386	111,477

		10,213,780

Semiconductors & Semiconductor Equipment (9.2%)
Advanced Micro Devices, Inc.*	7,809	1,108,097
Analog Devices, Inc.	2,382	566,964
Applied Materials, Inc.	3,902	714,339
Broadcom, Inc.	22,686	6,253,396
Enphase Energy, Inc.*	662	26,248
First Solar, Inc.*	511	84,591
Intel Corp.	21,076	472,102
KLA Corp.	636	569,691
Lam Research Corp.	35,845	3,489,152
Lattice Semiconductor Corp.*	13,300	651,567
Microchip Technology, Inc.	2,618	184,229
Micron Technology, Inc.	5,423	668,385
Monolithic Power Systems, Inc.	233	170,412
NVIDIA Corp.	254,032	40,134,516
NXP Semiconductors NV	1,237	270,272
ON Semiconductor Corp.*	2,051	107,493
Qorvo, Inc.*	17,600	1,494,416
QUALCOMM, Inc.	5,294	843,122
Skyworks Solutions, Inc.	705	52,537
Teradyne, Inc.	756	67,979
Texas Instruments, Inc.	4,383	909,998

		58,839,506

Software (16.2%)
Adobe, Inc.*	3,716	1,437,646
ANSYS, Inc.*	426	149,620
AppLovin Corp., Class A*	17,400	6,091,392
Autodesk, Inc.*	11,521	3,566,556
Cadence Design Systems, Inc.*	1,310	403,676
Crowdstrike Holdings, Inc., Class A*	1,199	610,663
CyberArk Software Ltd.*	5,600	2,278,528
Databricks(r)*	15,491	1,355,966
Datadog, Inc., Class A*	7,246	973,355

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Docusign, Inc.*	61,035	$4,754,016
Fair Isaac Corp.*	119	217,527
Fortinet, Inc.*	70,208	7,422,390
Gen Digital, Inc.	2,640	77,616
Gitlab, Inc., Class A*	8,738	394,171
HubSpot, Inc.*	10,655	5,930,893
Intuit, Inc.	1,349	1,062,513
Klaviyo, Inc., Class A*	24,691	829,124
Microsoft Corp.	73,460	36,539,739
Oracle Corp.	7,847	1,715,590
Palantir Technologies, Inc., Class A*	10,263	1,399,052
Palo Alto Networks, Inc.*	3,185	651,778
PTC, Inc.*	582	100,302
Roper Technologies, Inc.	522	295,890
Rubrik, Inc., Class A*	13,400	1,200,506
SailPoint, Inc.(x)*	82,091	1,876,600
Salesforce, Inc.	4,622	1,260,373
SentinelOne, Inc., Class A*	116,438	2,128,487
ServiceNow, Inc.*	14,379	14,782,762
Sprout Social, Inc., Class A*	46,766	977,877
Synopsys, Inc.*	752	385,535
Tyler Technologies, Inc.*	208	123,311
Varonis Systems, Inc.*	52,600	2,669,450
Workday, Inc., Class A*	1,042	250,080

		103,912,984

Technology Hardware, Storage & Peripherals (4.3%)
Apple, Inc.	130,911	26,859,010
Dell Technologies, Inc., Class C	1,429	175,195
Hewlett Packard Enterprise Co.	6,393	130,737
HP, Inc.	4,512	110,364
NetApp, Inc.	990	105,485
Seagate Technology Holdings plc	1,030	148,660
Super Micro Computer, Inc.*	2,414	118,310
Western Digital Corp.	1,662	106,351

		27,754,112

Total Information Technology		206,372,859

Materials (1.1%)
Chemicals (0.5%)
Air Products and Chemicals, Inc.	1,083	305,471
Albemarle Corp.(x)	623	39,043
CF Industries Holdings, Inc.	750	69,000
Corteva, Inc.	3,235	241,104
Dow, Inc.	3,366	89,132
DuPont de Nemours, Inc.	2,035	139,581
Eastman Chemical Co.	518	38,674
Ecolab, Inc.	1,227	330,603
International Flavors & Fragrances, Inc.	1,245	91,570
Linde plc	2,271	1,065,508
LyondellBasell Industries NV, Class A	1,248	72,209
Mosaic Co. (The)	1,512	55,158
PPG Industries, Inc.	1,129	128,424
Sherwin-Williams Co. (The)	1,106	379,756

		3,045,233

Construction Materials (0.4%)
Martin Marietta Materials, Inc.	297	163,041
Vulcan Materials Co.	10,243	2,671,579

		2,834,620

Containers & Packaging (0.1%)
Amcor plc	10,956	100,686
Avery Dennison Corp.	361	63,345
Ball Corp.	1,338	75,048
International Paper Co.	2,566	120,166
Packaging Corp. of America	434	81,787
Smurfit WestRock plc	2,407	103,862

		544,894

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	6,995	303,233
Newmont Corp.	5,370	312,856
Nucor Corp.	1,082	140,162
Steel Dynamics, Inc.	670	85,767

		842,018

Total Materials		7,266,765

Real Estate (2.4%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	720	52,294
Healthpeak Properties, Inc. (REIT)	3,332	58,343
Ventas, Inc. (REIT)	2,128	134,383
Welltower, Inc. (REIT)	2,965	455,810

		700,830

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	3,206	49,244

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	4,511	474,196

Office REITs (0.0%)†
BXP, Inc. (REIT)	654	44,125

Real Estate Management & Development (1.1%)
CBRE Group, Inc., Class A*	50,229	7,038,088
CoStar Group, Inc.*	2,051	164,900

		7,202,988

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	692	140,822
Camden Property Trust (REIT)	514	57,923
Equity Residential (REIT)	1,663	112,236
Essex Property Trust, Inc. (REIT)	303	85,871
Invitation Homes, Inc. (REIT)	2,738	89,806
Mid-America Apartment Communities, Inc. (REIT)	551	81,554
UDR, Inc. (REIT)	1,409	57,529

		625,741

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	379	36,001
Kimco Realty Corp. (REIT)	3,179	66,822
Realty Income Corp. (REIT)	4,260	245,419
Regency Centers Corp. (REIT)	821	58,480
Simon Property Group, Inc. (REIT)	1,493	240,015

		646,737

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Specialized REITs (0.9%)
American Tower Corp. (REIT)	2,275	$502,821
Crown Castle, Inc. (REIT)	2,115	217,274
Digital Realty Trust, Inc. (REIT)	1,540	268,468
Equinix, Inc. (REIT)	474	377,053
Extra Space Storage, Inc. (REIT)	1,032	152,158
Iron Mountain, Inc. (REIT)	1,430	146,675
Public Storage (REIT)	767	225,053
SBA Communications Corp. (REIT)	14,072	3,304,668
VICI Properties, Inc. (REIT), Class A	5,131	167,271
Weyerhaeuser Co. (REIT)	3,520	90,429

		5,451,870

Total Real Estate		15,195,731

Utilities (1.0%)
Electric Utilities (0.6%)
Alliant Energy Corp.	1,222	73,894
American Electric Power Co., Inc.	2,595	269,257
Constellation Energy Corp.	1,523	491,564
Duke Energy Corp.	3,777	445,686
Edison International	1,852	95,563
Entergy Corp.	2,087	173,471
Evergy, Inc.	1,093	75,341
Eversource Energy	1,750	111,335
Exelon Corp.	4,893	212,454
FirstEnergy Corp.	2,497	100,529
NextEra Energy, Inc.	9,912	688,091
NRG Energy, Inc.	925	148,537
PG&E Corp.	10,677	148,837
Pinnacle West Capital Corp.	563	50,372
PPL Corp.	3,594	121,801
Southern Co. (The)	5,333	489,729
Xcel Energy, Inc.	2,795	190,340

		3,886,801

Gas Utilities (0.0%)†
Atmos Energy Corp.	760	117,124

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	3,611	37,988
Vistra Corp.	1,656	320,949

		358,937

Multi-Utilities (0.3%)
Ameren Corp.	1,314	126,197
CenterPoint Energy, Inc.	3,172	116,539
CMS Energy Corp.	1,447	100,248
Consolidated Edison, Inc.	1,686	169,190
Dominion Energy, Inc.	4,089	231,110
DTE Energy Co.	1,001	132,592
NiSource, Inc.	2,287	92,258
Public Service Enterprise Group, Inc.	2,425	204,137
Sempra	3,083	233,599
WEC Energy Group, Inc.	1,546	161,093

		1,566,963

Water Utilities (0.0%)†
American Water Works Co., Inc.	949	132,015

Total Utilities		6,061,840

Total Common Stocks (89.2%) (Cost $353,183,978)		571,372,040

PREFERRED STOCK:
Information Technology (0.0%)†
Software (0.0%)†
DataRobot, Inc. 0.000% (r)*	22,891	70,390

Total Preferred Stock (0.0%)† (Cost $300,834)		70,390

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.5%)
Communication Services (0.5%)
Entertainment (0.5%)
Live Nation Entertainment, Inc. 3.125%, 1/15/29	$1,955,000	3,002,880

Total Communication Services		3,002,880

Total Long-Term Debt Securities (0.5%) (Cost $2,047,544)		3,002,880

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (8.9%)
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	1,876,657	1,876,657
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	55,512,013	55,523,115

Total Investment Companies		57,399,772

Total Short-Term Investments (8.9%) (Cost $57,412,002)		57,399,772

Total Investments in Securities (98.6%) (Cost $412,944,358)		631,845,082
Other Assets Less Liabilities (1.4%)		8,697,452

Net Assets (100%)		$640,542,534

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $4,294,279. This was collateralized by $2,477,922 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.000%, maturing 7/15/25 – 2/15/54 and by cash of $1,876,657 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
BlackRock, Inc.	699	815,988	—	(91,272)	351	8,358	733,425	7,747	—

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	198	9/2025	USD	61,912,125	1,874,671

					1,874,671

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$32,286,674	$—	$—	$32,286,674
Consumer Discretionary	59,018,397	—	—	59,018,397
Consumer Staples	41,841,788	—	—	41,841,788
Energy	19,801,882	—	—	19,801,882
Financials	56,095,013	—	—	56,095,013
Health Care	53,582,817	1,373,961	394,507	55,351,285
Industrials	71,890,349	—	189,457	72,079,806
Information Technology	205,016,893	—	1,355,966	206,372,859
Materials	7,266,765	—	—	7,266,765
Real Estate	15,195,731	—	—	15,195,731
Utilities	6,061,840	—	—	6,061,840
Convertible Bonds
Communication Services	—	3,002,880	—	3,002,880
Futures	1,874,671	—	—	1,874,671
Preferred Stocks
Information Technology	—	—	70,390	70,390
Short-Term Investments
Investment Companies	57,399,772	—	—	57,399,772

Total Assets	$627,332,592	$4,376,841	$2,010,320	$633,719,753

Total Liabilities	$—	$—	$—	$—

Total	$627,332,592	$4,376,841	$2,010,320	$633,719,753

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$1,874,671	*

Total		$1,874,671

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(21,178,292)	$(21,178,292)

Total	$(21,178,292)	$(21,178,292)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$4,037,861	$4,037,861

Total	$4,037,861	$4,037,861

^ The Portfolio held futures contracts and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$63,331,000
Average notional value of contracts — short	97,773,000

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$53,232,619
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$106,004,129

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$254,491,622
Aggregate gross unrealized depreciation	(32,028,452)

Net unrealized appreciation	$222,463,170

Federal income tax cost of investments in securities and derivative instruments, if applicable	$411,256,583

For the six months ended June 30, 2025, the Portfolio incurred approximately $28 as brokerage commissions with Bernstein Institutional Services LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $456,192)	$733,425
Unaffiliated Issuers (Cost $412,488,166)	631,111,657
Cash	5,999,622
Foreign cash (Cost $67)	74
Cash held as collateral at broker for futures	4,762,200
Dividends, interest and other receivables	387,560
Due from broker for futures variation margin	297,560
Receivable for Portfolio shares sold	26,511
Securities lending income receivable	12,500
Other assets	6,655

Total assets	643,337,764

LIABILITIES
Payable for return of collateral on securities loaned	1,876,657
Payable for Portfolio shares repurchased	375,197
Investment management fees payable	327,540
Administrative fees payable	61,256
Distribution fees payable – Class IB	47,118
Trustees’ fees payable	22
Accrued expenses	107,440

Total liabilities	2,795,230

Commitments and contingent liabilities^
NET ASSETS	$640,542,534

Net assets were comprised of:
Paid in capital	$471,452,157
Total distributable earnings (loss)	169,090,377

Net assets	$640,542,534

Class IB
Net asset value, offering and redemption price per share, $234,937,088 / 19,062,408 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.32

Class K
Net asset value, offering and redemption price per share, $405,605,446 / 32,906,717 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.33

(x)	Includes value of securities on loan of $4,294,279.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends ($7,747 of dividend income received from affiliates) (net of $3,373 foreign withholding tax)	$3,616,371
Interest	261,009
Securities lending (net)	20,093

Total income	3,897,473

EXPENSES
Investment management fees	2,211,819
Administrative fees	393,527
Distribution fees – Class IB	291,188
Custodian fees	51,416
Professional fees	40,742
Printing and mailing expenses	27,093
Trustees’ fees	10,847
Miscellaneous	6,942

Gross expenses	3,033,574
Less: Waiver from investment manager	(214,668)

Net expenses	2,818,906

NET INVESTMENT INCOME (LOSS)	1,078,567

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($351 realized gain (loss) from affiliates)	16,926,840
Futures contracts	(21,178,292)
Foreign currency transactions	(304)

Net realized gain (loss)	(4,251,756)

Change in unrealized appreciation (depreciation) on:
Investments in securities ($8,358 of change in unrealized appreciation (depreciation) from affiliates)	344,980
Futures contracts	4,037,861
Foreign currency translations	733

Net change in unrealized appreciation (depreciation)	4,383,574

NET REALIZED AND UNREALIZED GAIN (LOSS)	131,818

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,210,385

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,078,567	$2,911,631
Net realized gain (loss)	(4,251,756)	37,679,361
Net change in unrealized appreciation (depreciation)	4,383,574	96,738,493

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,210,385	137,329,485

Distributions to shareholders:
Class IB	—	(774,001)
Class K	—	(2,275,955)

Total distributions to shareholders	—	(3,049,956)

Tax return of capital:
Class IB	—	(810)
Class K	—	(2,382)

Total tax return of capital	—	(3,192)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 102,832 shares, respectively ]	—	1,113,384
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (1,473,134) shares, respectively ]	—	(16,457,259)
Capital shares repurchased [ 0 and (327,048) shares, respectively ]	—	(3,575,037)

Total Class IA transactions	—	(18,918,912)

Class IB
Capital shares sold [ 388,442 and 850,391 shares, respectively ]	4,604,048	9,477,410
Capital shares issued in connection with share class combination (Note 1) [ 0 and 1,479,347 shares, respectively ]	—	16,457,259
Capital shares issued in reinvestment of dividends [ 0 and 61,099 shares, respectively ]	—	774,811
Capital shares repurchased [ (1,943,804) and (4,261,785) shares, respectively ]	(23,114,678)	(47,575,237)

Total Class IB transactions	(18,510,630)	(20,865,757)

Class K
Capital shares sold [ 18,093 and 249,593 shares, respectively ]	212,595	2,834,794
Capital shares issued in reinvestment of dividends [ 0 and 179,628 shares, respectively ]	—	2,278,337
Capital shares repurchased [ (2,014,105) and (5,745,252) shares, respectively ]	(23,872,545)	(65,624,375)

Total Class K transactions	(23,659,950)	(60,511,244)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(42,170,580)	(100,295,913)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(40,960,195)	33,980,424
NET ASSETS:
Beginning of period	681,502,729	647,522,305

End of period	$640,542,534	$681,502,729

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$12.28		$10.06	$8.12	$11.21	$9.33	$7.31

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01		0.03	0.05	0.03	(0.02)	— #
Net realized and unrealized gain (loss)	0.03		2.23	1.95	(3.06)	2.35	2.62

Total from investment operations	0.04		2.26	2.00	(3.03)	2.33	2.62

Less distributions:
Dividends from net investment income	—		(0.04)	(0.06)	(0.03)	(0.05)	— #
Distributions from net realized gains	—		—	—	(0.03)	(0.40)	(0.60)
Return of capital	—		— #	—	—	—	—

Total dividends and distributions	—		(0.04)	(0.06)	(0.06)	(0.45)	(0.60)

Net asset value, end of period	$12.32		$12.28	$10.06	$8.12	$11.21	$9.33

Total return (b)	0.33%		22.43%	24.58%	(27.06)%	25.06%	36.15%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$234,937		$253,260	$226,281	$203,847	$318,296	$273,952
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%		1.05%	1.05%	1.05%	1.05%	1.05%
Before waivers (a)(f)	1.12%		1.12%	1.12%	1.11%	1.11%	1.14%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.18%		0.27%	0.55%	0.38%	(0.19)%	0.03%
Before waivers (a)(f)	0.12%		0.21%	0.48%	0.32%	(0.26)%	(0.06)%
Portfolio turnover rate^	9	%(z)	10%	11%	15%	17%	30%

Class K	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,			October 26, 2021** to December 31, 2021
			2024	2023	2022
Net asset value, beginning of period	$12.27		$10.05	$8.11	$11.19	$11.30

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.06	0.07	0.06	0.01 †
Net realized and unrealized gain (loss)	0.03		2.23	1.95	(3.06)	0.18

Total from investment operations	0.06		2.29	2.02	(3.00)	0.19

Less distributions:
Dividends from net investment income	—		(0.07)	(0.08)	(0.05)	(0.07)
Distributions from net realized gains	—		—	—	(0.03)	(0.23)
Return of capital	—		— #	—	—	—

Total dividends and distributions	—		(0.07)	(0.08)	(0.08)	(0.30)

Net asset value, end of period	$12.33		$12.27	$10.05	$8.11	$11.19

Total return (b)	0.49%		22.72%	24.89%	(26.83)%	1.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$405,605		$428,243	$404,091	$372,573	$514,679
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%		0.80%	0.80%	0.80%	0.80%
Before waivers (a)(f)	0.87%		0.87%	0.87%	0.86%	0.84%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.43%		0.53%	0.80%	0.64%	0.33%
Before waivers (a)(f)	0.37%		0.46%	0.73%	0.58%	0.29%
Portfolio turnover rate^	9	%(z)	10%	11%	15%	17%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

**	Resumed operations
#	Per share amount is less than $0.005.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (9.2%)
Diversified Telecommunication Services (0.7%)
AST SpaceMobile, Inc., Class A*	21,600	$1,009,368
AT&T, Inc.	880,078	25,469,457
Cogent Communications Holdings, Inc.	4,300	207,303
Frontier Communications Parent, Inc.*	37,900	1,379,560
Globalstar, Inc.*	5,033	118,527
Iridium Communications, Inc.	11,300	340,921
Liberty Global Ltd., Class A*	21,600	216,216
Liberty Global Ltd., Class C*	19,900	205,169
Lumen Technologies, Inc.*	135,700	594,366
Verizon Communications, Inc.	541,694	23,439,100

		52,979,987

Entertainment (1.9%)
Electronic Arts, Inc.	32,700	5,222,190
Liberty Media Corp.-Liberty Formula One, Class A*	2,995	284,405
Liberty Media Corp.-Liberty Formula One, Class C*	31,379	3,279,106
Liberty Media Corp.-Liberty Live, Class C*	4,634	376,096
Live Nation Entertainment, Inc.*	20,800	3,146,624
Madison Square Garden Sports Corp.*	400	83,580
Netflix, Inc.*	53,200	71,241,716
Playtika Holding Corp.	43,142	204,062
ROBLOX Corp., Class A*	68,100	7,164,120
Roku, Inc.*	18,500	1,625,965
Spotify Technology SA*	19,260	14,778,968
Take-Two Interactive Software, Inc.*	22,111	5,369,656
TKO Group Holdings, Inc., Class A	10,800	1,965,060
Walt Disney Co. (The)	231,939	28,762,755
Warner Bros Discovery, Inc.*	314,246	3,601,259

		147,105,562

Interactive Media & Services (5.9%)
Alphabet, Inc., Class A	729,240	128,513,965
Alphabet, Inc., Class C	593,800	105,334,182
Angi, Inc., Class A*	2,756	42,057
Cargurus, Inc., Class A*	6,900	230,943
Grindr, Inc.*	17,500	397,250
IAC, Inc.*	5,250	196,035
Match Group, Inc.	44,698	1,380,721
Meta Platforms, Inc., Class A	273,887	202,153,256
Pinterest, Inc., Class A*	90,600	3,248,916
Reddit, Inc., Class A*	14,600	2,198,322
TripAdvisor, Inc.*	17,100	223,155
Trump Media & Technology Group Corp.*	33,200	598,928
Yelp, Inc., Class A*	8,100	277,587
Ziff Davis, Inc.*	3,800	115,026

		444,910,343

Media (0.5%)
Cable One, Inc.	500	67,905
Charter Communications, Inc., Class A*	11,379	4,651,849
Comcast Corp., Class A	464,648	16,583,287

DoubleVerify Holdings, Inc.*	19,700	294,909
Fox Corp., Class A	26,708	1,496,716
Fox Corp., Class B	18,600	960,318
Interpublic Group of Cos., Inc. (The)	61,700	1,510,416
John Wiley & Sons, Inc., Class A	800	35,704
Liberty Broadband Corp., Class A*	1,000	97,820
Liberty Broadband Corp., Class C*	14,628	1,439,103
New York Times Co. (The), Class A	20,500	1,147,590
News Corp., Class A	66,861	1,987,109
News Corp., Class B	13,800	473,478
Nexstar Media Group, Inc., Class A	6,272	1,084,743
Omnicom Group, Inc.	27,400	1,971,156
Paramount Global, Class B	95,316	1,229,576
Sirius XM Holdings, Inc. (x)	43,290	994,371
TEGNA, Inc.	17,800	298,328
Trade Desk, Inc. (The), Class A*	61,660	4,438,903

		40,763,281

Wireless Telecommunication Services (0.2%)
Millicom International Cellular SA	7,000	262,290
Telephone and Data Systems, Inc.	9,400	334,452
T-Mobile US, Inc.	57,003	13,581,535

		14,178,277

Total Communication Services		699,937,450

Consumer Discretionary (10.5%)
Automobile Components (0.1%)
Adient plc*	15,253	296,824
Aptiv plc*	30,800	2,101,176
BorgWarner, Inc.	35,360	1,183,853
Dana, Inc.	19,100	327,565
Dorman Products, Inc.*	2,600	318,942
Fox Factory Holding Corp.*	6,900	178,986
Gentex Corp.	38,800	853,212
Goodyear Tire & Rubber Co. (The)*	39,400	408,578
LCI Industries	3,100	282,689
Lear Corp.	10,600	1,006,788
Modine Manufacturing Co.*	6,600	650,100
Phinia, Inc.	7,072	314,633
QuantumScape Corp., Class A (x)*	33,400	224,448
Visteon Corp.*	900	83,970

		8,231,764

Automobiles (1.7%)
Ford Motor Co.	504,036	5,468,791
General Motors Co.	127,200	6,259,512
Rivian Automotive, Inc., Class A (x)*	95,884	1,317,446
Tesla, Inc.*	352,227	111,888,429

		124,934,178

Broadline Retail (3.6%)
Amazon.com, Inc.*	1,203,475	264,030,380
Coupang, Inc., Class A*	161,600	4,841,536
eBay, Inc.	62,770	4,673,854
Etsy, Inc.*	20,900	1,048,344
Ollie’s Bargain Outlet Holdings, Inc.*	10,100	1,330,978

		275,925,092

Distributors (0.1%)
Genuine Parts Co.	21,500	2,608,165
LKQ Corp. (x)	37,900	1,402,679

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

Pool Corp. (x)	4,400	$1,282,512

		5,293,356

Diversified Consumer Services (0.1%)
ADT, Inc.	18,814	159,355
Adtalem Global Education, Inc.*	4,700	597,981
Bright Horizons Family Solutions, Inc.*	7,500	926,925
Coursera, Inc.*	13,100	114,756
Duolingo, Inc., Class A*	4,800	1,968,096
Graham Holdings Co., Class B	400	378,468
Grand Canyon Education, Inc.*	2,800	529,200
H&R Block, Inc.	25,450	1,396,950
Matthews International Corp., Class A	7,100	169,761
Mister Car Wash, Inc.*	8,900	53,489
Service Corp. International	23,900	1,945,460
Strategic Education, Inc.	2,600	221,338
Stride, Inc.*	5,500	798,545

		9,260,324

Hotels, Restaurants & Leisure (2.3%)
Airbnb, Inc., Class A*	55,000	7,278,700
Aramark	35,100	1,469,637
Booking Holdings, Inc.	4,080	23,620,099
Boyd Gaming Corp.	9,100	711,893
Brinker International, Inc.*	5,800	1,045,914
Caesars Entertainment, Inc.*	33,000	936,870
Carnival Corp.*	141,160	3,969,419
Cava Group, Inc.*	10,400	875,992
Chipotle Mexican Grill, Inc.*	168,300	9,450,045
Churchill Downs, Inc.	13,200	1,333,200
Darden Restaurants, Inc.	15,350	3,345,839
Domino’s Pizza, Inc.	5,100	2,298,060
DoorDash, Inc., Class A*	44,998	11,092,457
DraftKings, Inc., Class A*	61,700	2,646,313
Dutch Bros, Inc., Class A*	14,500	991,365
Expedia Group, Inc.	16,287	2,747,291
Flutter Entertainment plc, Class DI*	22,000	6,286,720
Hilton Worldwide Holdings, Inc.	29,087	7,747,032
Hyatt Hotels Corp., Class A	7,100	991,515
Las Vegas Sands Corp.	40,200	1,749,102
Light & Wonder, Inc.*	15,800	1,520,908
Marriott International, Inc., Class A	30,205	8,252,308
McDonald’s Corp.	89,721	26,213,785
MGM Resorts International*	33,500	1,152,065
Norwegian Cruise Line Holdings Ltd.*	55,300	1,121,484
Papa John’s International, Inc.	5,200	254,488
Planet Fitness, Inc., Class A*	12,600	1,374,030
Red Rock Resorts, Inc., Class A	6,100	317,383
Restaurant Brands International, Inc. (x)	40,600	2,691,374
Royal Caribbean Cruises Ltd.	30,850	9,660,369
Shake Shack, Inc., Class A*	4,800	674,880
Starbucks Corp.	145,600	13,341,328
Texas Roadhouse, Inc., Class A	8,400	1,574,244
Travel + Leisure Co.	5,470	282,307
Vail Resorts, Inc. (x)	6,500	1,021,345
Viking Holdings Ltd.*	25,500	1,358,895
Wingstop, Inc.	4,000	1,346,960
Wyndham Hotels & Resorts, Inc.	14,570	1,183,230
Wynn Resorts Ltd.	15,800	1,479,986

Yum! Brands, Inc.	37,440	5,547,859

		170,956,691

Household Durables (0.4%)
Champion Homes, Inc.*	7,600	475,836
DR Horton, Inc.	38,000	4,898,960
Garmin Ltd.	21,900	4,570,968
Helen of Troy Ltd.*	1,700	48,246
Installed Building Products, Inc.	2,700	486,864
Leggett & Platt, Inc.	10,100	90,092
Lennar Corp., Class A	31,389	3,471,937
Lennar Corp., Class B	1,300	136,825
LGI Homes, Inc. (x)*	200	10,304
M/I Homes, Inc.*	900	100,908
Meritage Homes Corp.	11,000	736,670
Mohawk Industries, Inc.*	7,200	754,848
Newell Brands, Inc.	26,190	141,426
NVR, Inc.*	400	2,954,264
PulteGroup, Inc.	24,900	2,625,954
SharkNinja, Inc.*	9,100	900,809
Somnigroup International, Inc.	25,500	1,735,275
Sonos, Inc.*	13,700	148,097
Taylor Morrison Home Corp., Class A*	14,900	915,158
Toll Brothers, Inc.	15,300	1,746,189
TopBuild Corp.*	4,711	1,525,139
Tri Pointe Homes, Inc.*	5,000	159,750
Whirlpool Corp.	6,700	679,514

		29,314,033

Leisure Products (0.1%)
Acushnet Holdings Corp. (x)	6,600	480,612
Hasbro, Inc.	22,600	1,668,332
Mattel, Inc.*	54,800	1,080,656
Peloton Interactive, Inc., Class A*	44,903	311,627
Polaris, Inc. (x)	2,600	105,690
Topgolf Callaway Brands Corp.*	16,300	131,215
YETI Holdings, Inc.*	12,900	406,608

		4,184,740

Specialty Retail (1.8%)
Advance Auto Parts, Inc. (x)	8,500	395,165
American Eagle Outfitters, Inc.	25,800	248,196
Asbury Automotive Group, Inc.*	1,600	381,664
AutoNation, Inc.*	2,700	536,355
AutoZone, Inc.*	2,090	7,758,561
Bath & Body Works, Inc.	41,190	1,234,052
Best Buy Co., Inc.	31,110	2,088,414
Boot Barn Holdings, Inc.*	3,700	562,400
Burlington Stores, Inc.*	10,000	2,326,400
CarMax, Inc.*	18,150	1,219,861
Carvana Co.*	16,100	5,425,056
Chewy, Inc., Class A*	26,200	1,116,644
Dick’s Sporting Goods, Inc.	8,300	1,641,823
Five Below, Inc.*	8,200	1,075,676
Floor & Decor Holdings, Inc., Class A*	16,700	1,268,532
Foot Locker, Inc.*	12,100	296,450
GameStop Corp., Class A*	51,500	1,256,085
Gap, Inc. (The)	25,700	560,517
Group 1 Automotive, Inc.	1,900	829,749
Home Depot, Inc. (The)	124,940	45,808,002

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

Lithia Motors, Inc., Class A	4,300	$1,452,626
Lowe’s Cos., Inc.	69,963	15,522,691
Monro, Inc.	1,800	26,838
Murphy USA, Inc.	2,555	1,039,374
O’Reilly Automotive, Inc.*	111,750	10,072,027
Penske Automotive Group, Inc.	2,000	343,620
RH (x)*	2,000	378,020
Ross Stores, Inc.	43,420	5,539,524
TJX Cos., Inc. (The)	143,600	17,733,164
Tractor Supply Co.	72,000	3,799,440
Ulta Beauty, Inc.*	5,700	2,666,574
Upbound Group, Inc.	9,600	240,960
Urban Outfitters, Inc.*	8,000	580,320
Valvoline, Inc.*	11,388	431,264
Victoria’s Secret & Co.*	13,730	254,280
Wayfair, Inc., Class A*	11,800	603,452
Williams-Sonoma, Inc.	15,600	2,548,572

		139,262,348

Textiles, Apparel & Luxury Goods (0.3%)
Amer Sports, Inc.*	18,700	724,812
Capri Holdings Ltd.*	15,600	276,120
Carter’s, Inc.	4,180	125,943
Columbia Sportswear Co.	700	42,756
Crocs, Inc.*	9,300	941,904
Deckers Outdoor Corp.*	20,000	2,061,400
Kontoor Brands, Inc.	7,400	488,178
Lululemon Athletica, Inc.*	13,200	3,136,056
NIKE, Inc., Class B	145,120	10,309,325
On Holding AG, Class A*	27,600	1,436,580
PVH Corp.	6,981	478,896
Ralph Lauren Corp.	6,470	1,774,592
Skechers USA, Inc., Class A*	20,300	1,280,930
Tapestry, Inc.	29,927	2,627,890
Under Armour, Inc., Class A*	44,900	306,667

		26,012,049

Total Consumer Discretionary		793,374,575

Consumer Staples (5.1%)
Beverages (1.0%)
Celsius Holdings, Inc.*	22,800	1,057,692
Coca-Cola Co. (The)	487,840	34,514,680
Coca-Cola Consolidated, Inc.	7,000	781,550
Constellation Brands, Inc., Class A	16,400	2,667,952
Keurig Dr Pepper, Inc.	154,510	5,108,101
Molson Coors Beverage Co., Class B	20,650	993,058
Monster Beverage Corp.*	86,300	5,405,832
PepsiCo, Inc.	174,290	23,013,252
Primo Brands Corp.	30,800	912,296

		74,454,413

Consumer Staples Distribution & Retail (1.9%)
Albertsons Cos., Inc., Class A	61,400	1,320,714
BJ’s Wholesale Club Holdings, Inc.*	20,700	2,232,081
Casey’s General Stores, Inc.	5,200	2,653,404
Costco Wholesale Corp.	55,650	55,090,161
Dollar General Corp.	27,100	3,099,698
Dollar Tree, Inc.*	27,923	2,765,494
Kroger Co. (The)	76,120	5,460,088
Maplebear, Inc.*	23,600	1,067,664
Performance Food Group Co.*	23,132	2,023,356

Sprouts Farmers Market, Inc.*	12,500	2,058,000
Sysco Corp.	63,450	4,805,703
Target Corp.	60,160	5,934,784
US Foods Holding Corp.*	30,600	2,356,506
Walgreens Boots Alliance, Inc.	114,980	1,319,970
Walmart, Inc.	550,060	53,784,867

		145,972,490

Food Products (0.6%)
Archer-Daniels-Midland Co.	67,660	3,571,095
Bunge Global SA	22,080	1,772,582
Campbell’s Co. (The)	31,300	959,345
Conagra Brands, Inc.	77,592	1,588,308
Darling Ingredients, Inc.*	28,800	1,092,672
General Mills, Inc.	76,300	3,953,103
Hershey Co. (The)	18,650	3,094,967
Hormel Foods Corp.	44,500	1,346,125
Ingredion, Inc.	8,200	1,112,084
J M Smucker Co. (The)	12,403	1,217,975
Kellanova	32,300	2,568,819
Kraft Heinz Co. (The)	118,536	3,060,600
Lamb Weston Holdings, Inc.	22,050	1,143,293
McCormick & Co., Inc. (Non-Voting)	31,800	2,411,076
Mondelez International, Inc., Class A	162,510	10,959,674
Post Holdings, Inc.*	9,400	1,024,882
Tyson Foods, Inc., Class A	39,200	2,192,848

		43,069,448

Household Products (0.9%)
Church & Dwight Co., Inc.	33,700	3,238,907
Clorox Co. (The)	16,250	1,951,138
Colgate-Palmolive Co.	102,520	9,319,068
Kimberly-Clark Corp.	44,400	5,724,048
Procter & Gamble Co. (The)	294,645	46,942,841

		67,176,002

Personal Care Products (0.1%)
BellRing Brands, Inc.*	19,717	1,142,206
e.l.f. Beauty, Inc.*	6,900	858,636
Estee Lauder Cos., Inc. (The), Class A	34,800	2,811,840
Kenvue, Inc.	250,956	5,252,509

		10,065,191

Tobacco (0.6%)
Altria Group, Inc.	216,490	12,692,808
Philip Morris International, Inc.	197,030	35,885,074

		48,577,882

Total Consumer Staples		389,315,426

Energy (3.1%)
Energy Equipment & Services (0.3%)
Archrock, Inc.	12,600	312,858
Baker Hughes Co.	130,084	4,987,421
Cactus, Inc., Class A	4,300	187,996
ChampionX Corp.	31,995	794,756
Halliburton Co.	125,730	2,562,377
Helmerich & Payne, Inc.	3,900	59,124
Innovex International, Inc. (x)*	1,000	15,620
Kodiak Gas Services, Inc.	12,000	411,240

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

Liberty Energy, Inc., Class A	21,863	$250,987
Noble Corp. plc (x)	13,200	350,460
NOV, Inc.	59,880	744,308
Oceaneering International, Inc.*	14,000	290,080
Patterson-UTI Energy, Inc.	51,000	302,430
Schlumberger NV	170,655	5,768,139
TechnipFMC plc	64,700	2,228,268
Valaris Ltd. (x)*	9,900	416,889
Weatherford International plc	7,900	397,449

		20,080,402

Oil, Gas & Consumable Fuels (2.8%)
Antero Midstream Corp.	54,300	1,028,985
Antero Resources Corp.*	37,300	1,502,444
APA Corp.	56,117	1,026,380
California Resources Corp.	8,300	379,061
Centrus Energy Corp., Class A (x)*	3,300	604,494
Cheniere Energy, Inc.	28,700	6,989,024
Chevron Corp.	204,640	29,302,402
Chord Energy Corp.	7,345	711,363
Civitas Resources, Inc.	12,000	330,240
Clean Energy Fuels Corp.*	52,500	102,375
CNX Resources Corp.*	19,600	660,128
Comstock Resources, Inc.*	20,800	575,536
ConocoPhillips	158,786	14,249,456
Core Natural Resources, Inc.	4,700	327,778
Coterra Energy, Inc.	110,235	2,797,764
CVR Energy, Inc.	11,200	300,720
Devon Energy Corp.	89,694	2,853,166
Diamondback Energy, Inc.	24,141	3,316,973
DT Midstream, Inc.	17,200	1,890,452
EOG Resources, Inc.	74,100	8,863,101
EQT Corp.	71,997	4,198,865
Excelerate Energy, Inc., Class A	4,700	137,804
Expand Energy Corp.	27,545	3,221,112
Exxon Mobil Corp.#	543,612	58,601,374
Gulfport Energy Corp.*	1,900	382,223
Hess Corp.	36,320	5,031,773
HF Sinclair Corp.	23,686	973,021
HighPeak Energy, Inc. (x)	400	3,920
Kinder Morgan, Inc.	254,071	7,469,688
Kinetik Holdings, Inc., Class A	7,100	312,755
Kosmos Energy Ltd.*	28,800	49,536
Marathon Petroleum Corp.	39,133	6,500,383
Matador Resources Co.	18,200	868,504
Northern Oil & Gas, Inc. (x)	23,700	671,895
Occidental Petroleum Corp.	87,535	3,677,345
ONEOK, Inc.	77,013	6,286,571
Ovintiv, Inc.	45,700	1,738,885
PBF Energy, Inc., Class A	14,700	318,549
Permian Resources Corp.	86,200	1,174,044
Phillips 66	53,488	6,381,118
Range Resources Corp.	38,900	1,582,063
Scorpio Tankers, Inc.	6,900	269,997
SM Energy Co.	23,900	590,569
Targa Resources Corp.	27,800	4,839,424
Texas Pacific Land Corp.	2,500	2,640,975
Uranium Energy Corp.*	87,200	592,960
Valero Energy Corp.	39,130	5,259,855
Viper Energy, Inc., Class A	16,500	629,145
Williams Cos., Inc. (The)	152,779	9,596,049

World Kinect Corp. (x)	10,700	303,345

		212,115,589

Total Energy		232,195,991

Financials (14.5%)
Banks (3.8%)
Ameris Bancorp	6,900	446,430
Associated Banc-Corp.	8,200	199,998
Atlantic Union Bankshares Corp.	22,500	703,800
Axos Financial, Inc.*	3,800	288,952
Banc of California, Inc.	26,300	369,515
BancFirst Corp.	3,600	445,032
Bancorp, Inc. (The)*	7,100	404,487
Bank of America Corp.	855,946	40,503,365
Bank of Hawaii Corp.	7,100	479,463
Bank of NT Butterfield & Son Ltd. (The)	900	39,852
Bank OZK	17,300	814,138
BankUnited, Inc.	13,600	484,024
Banner Corp.	1,100	70,565
Berkshire Hills Bancorp, Inc.	300	7,512
BOK Financial Corp.	4,050	395,401
Brookline Bancorp, Inc.	5,500	58,025
Cadence Bank	29,750	951,405
Cathay General Bancorp	8,930	406,583
Citigroup, Inc.	232,384	19,780,526
Citizens Financial Group, Inc.	62,178	2,782,465
City Holding Co.	1,430	175,061
Columbia Banking System, Inc.	29,226	683,304
Columbia Financial, Inc.*	6,000	87,060
Comerica, Inc.	23,900	1,425,635
Commerce Bancshares, Inc.	19,396	1,205,849
Community Financial System, Inc.	7,000	398,090
Cullen/Frost Bankers, Inc.	7,800	1,002,612
CVB Financial Corp.	20,700	409,653
Dime Community Bancshares, Inc.	297	8,001
East West Bancorp, Inc.	18,200	1,837,836
Eastern Bankshares, Inc.	32,000	488,640
Enterprise Financial Services Corp.	100	5,510
FB Financial Corp.	2,500	113,250
Fifth Third Bancorp	94,245	3,876,297
First Bancorp	24,700	514,501
First Busey Corp.	1,833	41,948
First Citizens BancShares, Inc., Class A	1,272	2,488,630
First Commonwealth Financial Corp.	3,500	56,805
First Financial Bancorp	12,300	298,398
First Financial Bankshares, Inc.	18,000	647,640
First Financial Corp.	5,300	287,207
First Hawaiian, Inc.	9,300	232,128
First Horizon Corp.	63,050	1,336,660
First Interstate BancSystem, Inc., Class A	16,896	486,943
First Merchants Corp.	7,800	298,740
Flagstar Financial, Inc.	55,100	584,060
FNB Corp.	46,456	677,328
Fulton Financial Corp.	28,500	514,140
Glacier Bancorp, Inc.	20,100	865,908
Hancock Whitney Corp.	8,124	466,318
Hilltop Holdings, Inc.	8,700	264,045

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

Home BancShares, Inc.	27,800	$791,188
HomeStreet, Inc.*	900	11,763
Hope Bancorp, Inc.	3,383	36,300
Huntington Bancshares, Inc.	196,424	3,292,066
Independent Bank Corp.	5,000	314,425
International Bancshares Corp.	6,800	452,608
JPMorgan Chase & Co.	348,425	101,011,892
Kearny Financial Corp.	9,432	60,931
KeyCorp	147,802	2,574,711
Live Oak Bancshares, Inc.	3,400	101,320
M&T Bank Corp.	20,412	3,959,724
NBT Bancorp, Inc.	2,600	108,030
NU Holdings Ltd., Class A*	437,000	5,995,640
OceanFirst Financial Corp.	3,200	56,352
Old National Bancorp	46,300	988,042
Pacific Premier Bancorp, Inc.	14,300	301,587
Park National Corp.	1,500	250,890
Pinnacle Financial Partners, Inc.	10,056	1,110,283
PNC Financial Services Group, Inc. (The)	49,618	9,249,788
Popular, Inc.	8,750	964,337
Prosperity Bancshares, Inc.	13,412	942,059
Provident Financial Services, Inc.	5,800	101,674
Regions Financial Corp.	121,200	2,850,624
Renasant Corp.	300	10,779
S&T Bancorp, Inc.	4,200	158,844
ServisFirst Bancshares, Inc.	6,300	488,313
Simmons First National Corp., Class A	14,600	276,816
SouthState Corp.	14,557	1,339,681
Synovus Financial Corp.	23,113	1,196,098
TFS Financial Corp.	26,400	341,880
Tompkins Financial Corp.	2,639	165,544
Towne Bank	8,879	303,484
Truist Financial Corp.	164,360	7,065,836
Trustmark Corp.	850	30,991
UMB Financial Corp.	6,715	706,149
United Bankshares, Inc.	20,400	743,172
United Community Banks, Inc.	14,900	443,871
US Bancorp	197,590	8,940,947
Valley National Bancorp	46,100	411,673
WaFd, Inc.	9,500	278,160
Webster Financial Corp.	22,688	1,238,765
Wells Fargo & Co.	408,873	32,758,905
WesBanco, Inc.	4,600	145,498
Western Alliance Bancorp	14,200	1,107,316
Wintrust Financial Corp.	11,500	1,425,770
WSFS Financial Corp.	8,990	494,450
Zions Bancorp NA	28,300	1,469,902

		288,478,813

Capital Markets (3.6%)
Acadian Asset Management, Inc.	600	21,144
Affiliated Managers Group, Inc.	4,640	913,013
Ameriprise Financial, Inc.	12,360	6,596,903
Ares Management Corp., Class A	24,481	4,240,109
Artisan Partners Asset Management, Inc., Class A	10,105	447,955
Bank of New York Mellon Corp. (The)	91,050	8,295,565
BGC Group, Inc., Class A	24,600	251,658
Blackrock, Inc.	19,163	20,106,778

Blackstone, Inc.	93,900	14,045,562
Blue Owl Capital, Inc., Class A	62,400	1,198,704
Brookfield Asset Management Ltd., Class A (x)	48,000	2,653,440
Carlyle Group, Inc. (The)	32,000	1,644,800
Cboe Global Markets, Inc.	14,300	3,334,903
Charles Schwab Corp. (The)	214,575	19,577,823
CME Group, Inc.	46,865	12,916,931
Cohen & Steers, Inc.	5,200	391,820
Coinbase Global, Inc., Class A*	27,100	9,498,279
DigitalBridge Group, Inc.	18,075	187,076
Evercore, Inc., Class A	4,800	1,296,096
FactSet Research Systems, Inc.	4,900	2,191,672
Franklin Resources, Inc.	54,890	1,309,126
Freedom Holding Corp.*	1,500	219,075
Goldman Sachs Group, Inc. (The)	38,800	27,460,700
Hamilton Lane, Inc., Class A	5,100	724,812
Houlihan Lokey, Inc., Class A	6,600	1,187,670
Interactive Brokers Group, Inc., Class A	56,160	3,111,826
Intercontinental Exchange, Inc.	71,616	13,139,388
Invesco Ltd.	66,200	1,043,974
Janus Henderson Group plc	16,100	625,324
Jefferies Financial Group, Inc.	24,488	1,339,249
KKR & Co., Inc.	85,391	11,359,565
Lazard, Inc.	12,500	599,750
LPL Financial Holdings, Inc.	10,600	3,974,682
Marex Group plc	9,900	390,753
MarketAxess Holdings, Inc.	5,660	1,264,104
Moelis & Co., Class A	8,800	548,416
Moody’s Corp.	19,550	9,806,085
Morgan Stanley	147,387	20,760,933
Morningstar, Inc.	3,200	1,004,576
MSCI, Inc.	10,134	5,844,683
Nasdaq, Inc.	52,300	4,676,666
Northern Trust Corp.	26,650	3,378,953
Piper Sandler Cos.	1,800	500,292
Raymond James Financial, Inc.	25,100	3,849,587
Robinhood Markets, Inc., Class A*	92,800	8,688,864
S&P Global, Inc.	38,534	20,318,593
SEI Investments Co.	16,150	1,451,239
State Street Corp.	36,150	3,844,191
StepStone Group, Inc., Class A	4,400	244,200
Stifel Financial Corp.	15,508	1,609,420
StoneX Group, Inc.*	2,550	232,407
T. Rowe Price Group, Inc.	31,280	3,018,520
TPG, Inc., Class A	16,200	849,690
Tradeweb Markets, Inc., Class A	15,000	2,196,000
Victory Capital Holdings, Inc., Class A	5,500	350,185
Virtu Financial, Inc., Class A	6,900	309,051
XP, Inc., Class A	49,000	989,800

		272,032,580

Consumer Finance (0.7%)
Ally Financial, Inc.	37,869	1,474,998
American Express Co.	68,856	21,963,687
Bread Financial Holdings, Inc.	8,100	462,672
Capital One Financial Corp.	78,878	16,782,083
Credit Acceptance Corp.*	1,600	815,088
Dave, Inc.*	2,600	697,866
Enova International, Inc.*	4,900	546,448

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

FirstCash Holdings, Inc.	4,572	$617,860
Navient Corp.	25,584	360,734
Nelnet, Inc., Class A	4,000	484,480
OneMain Holdings, Inc.	17,900	1,020,300
SLM Corp.	32,084	1,052,034
SoFi Technologies, Inc.*	123,000	2,239,830
Synchrony Financial	55,052	3,674,171
Upstart Holdings, Inc.*	10,100	653,268

		52,845,519

Financial Services (4.1%)
Affirm Holdings, Inc., Class A*	34,000	2,350,760
Apollo Global Management, Inc.	51,686	7,332,693
Berkshire Hathaway, Inc., Class B*	232,036	112,716,128
Block, Inc., Class A*	73,324	4,980,899
Burford Capital Ltd.	17,600	250,976
Corebridge Financial, Inc.	37,700	1,338,350
Corpay, Inc.*	8,800	2,920,016
Enact Holdings, Inc.	10,900	404,935
Essent Group Ltd.	17,600	1,068,848
Euronet Worldwide, Inc.*	4,700	476,486
Evertec, Inc.	2,500	90,125
Fidelity National Information Services, Inc.	66,069	5,378,677
Fiserv, Inc.*	69,202	11,931,117
Flywire Corp.*	14,600	170,820
Global Payments, Inc.	32,476	2,599,379
Jack Henry & Associates, Inc.	11,430	2,059,343
Jackson Financial, Inc., Class A	11,800	1,047,722
Marqeta, Inc., Class A*	66,800	389,444
Mastercard, Inc., Class A	102,100	57,374,074
MGIC Investment Corp.	42,500	1,183,200
Mr Cooper Group, Inc.*	10,400	1,551,784
NCR Atleos Corp.*	3,300	94,149
NMI Holdings, Inc., Class A*	4,700	198,293
Payoneer Global, Inc.*	56,500	387,025
PayPal Holdings, Inc.*	127,053	9,442,579
PennyMac Financial Services, Inc.	3,833	381,920
Radian Group, Inc.	26,500	954,530
Remitly Global, Inc.*	22,900	429,833
Sezzle, Inc. (x)*	3,800	681,150
Shift4 Payments, Inc., Class A (x)*	7,800	773,058
Toast, Inc., Class A*	52,200	2,311,938
Visa, Inc., Class A	213,712	75,878,446
Voya Financial, Inc.	14,900	1,057,900
Walker & Dunlop, Inc.	3,700	260,776
Western Union Co. (The) (x)	82,460	694,313
WEX, Inc.*	7,600	1,116,364

		312,278,050

Insurance (2.2%)
Aflac, Inc.	61,100	6,443,606
Allstate Corp. (The)	33,740	6,792,199
American Financial Group, Inc.	12,030	1,518,306
American International Group, Inc.	80,136	6,858,840
Aon plc, Class A	26,319	9,389,566
Arch Capital Group Ltd.	48,300	4,397,715
Arthur J Gallagher & Co.	32,300	10,339,876
Assurant, Inc.	9,000	1,777,410
Assured Guaranty Ltd.	4,800	418,080
Axis Capital Holdings Ltd.	10,270	1,066,231

Baldwin Insurance Group, Inc. (The), Class A*	11,200	479,472
Brighthouse Financial, Inc.*	1,932	103,884
Brown & Brown, Inc.	32,900	3,647,623
Chubb Ltd.	46,651	13,515,728
Cincinnati Financial Corp.	20,320	3,026,054
CNA Financial Corp.	6,900	321,057
CNO Financial Group, Inc.	7,400	285,492
Employers Holdings, Inc.	600	28,308
Enstar Group Ltd.*	1,400	470,904
Everest Group Ltd.	6,100	2,073,085
F&G Annuities & Life, Inc.	9,536	304,961
Fidelity National Financial, Inc.	33,580	1,882,495
First American Financial Corp.	17,600	1,080,464
Genworth Financial, Inc., Class A*	71,100	553,158
Globe Life, Inc.	10,605	1,318,096
Goosehead Insurance, Inc., Class A	600	63,306
Hanover Insurance Group, Inc. (The)	6,190	1,051,495
Hartford Insurance Group, Inc. (The)	36,910	4,682,772
Kemper Corp.	1,782	115,010
Kinsale Capital Group, Inc.	3,800	1,838,820
Lemonade, Inc. (x)*	14,300	626,483
Lincoln National Corp.	30,350	1,050,110
Loews Corp.	25,392	2,327,431
Markel Group, Inc.*	1,760	3,515,354
Marsh & McLennan Cos., Inc.	62,450	13,654,068
MBIA, Inc. (x)*	3,100	13,454
Mercury General Corp.	7,600	511,784
MetLife, Inc.	70,560	5,674,435
Old Republic International Corp.	30,794	1,183,721
Oscar Health, Inc., Class A*	32,200	690,368
Palomar Holdings, Inc.*	1,700	262,225
Primerica, Inc.	5,900	1,614,653
Principal Financial Group, Inc.	30,800	2,446,444
ProAssurance Corp.*	600	13,698
Progressive Corp. (The)	74,100	19,774,326
Prudential Financial, Inc.	48,931	5,257,147
Reinsurance Group of America, Inc.	9,310	1,846,732
RenaissanceRe Holdings Ltd.	6,560	1,593,424
RLI Corp.	10,560	762,643
Ryan Specialty Holdings, Inc., Class A	12,600	856,674
Selective Insurance Group, Inc.	8,800	762,520
Travelers Cos., Inc. (The)	30,570	8,178,698
Trupanion, Inc.*	1,000	55,350
Unum Group	23,800	1,922,088
W.R. Berkley Corp.	39,300	2,887,371
White Mountains Insurance Group Ltd.	500	897,860
Willis Towers Watson plc	13,100	4,015,150

		168,238,224

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT) (x)	103,900	954,841
Annaly Capital Management, Inc. (REIT)	69,288	1,304,000
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,900	28,072
Arbor Realty Trust, Inc. (REIT) (x)	34,900	373,430

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	6,800	$130,900
Claros Mortgage Trust, Inc. (REIT)	2,700	7,695
Rithm Capital Corp. (REIT)	66,550	751,350
Starwood Property Trust, Inc. (REIT) (x)	57,200	1,148,004

		4,698,292

Total Financials		1,098,571,478

Health Care (9.5%)
Biotechnology (1.9%)
AbbVie, Inc.	224,530	41,677,259
ACADIA Pharmaceuticals, Inc.*	17,100	368,847
ADMA Biologics, Inc.*	29,900	544,479
Agios Pharmaceuticals, Inc.*	2,300	76,498
Akero Therapeutics, Inc.*	6,600	352,176
Alector, Inc.*	1,800	2,520
Alkermes plc*	20,700	592,227
Allogene Therapeutics, Inc. (x)*	24,600	27,798
Alnylam Pharmaceuticals, Inc.*	17,300	5,641,357
Amgen, Inc.	69,468	19,396,160
Amicus Therapeutics, Inc.*	51,600	295,668
AnaptysBio, Inc.*	6,600	146,520
Anavex Life Sciences Corp. (x)*	23,900	220,358
Apellis Pharmaceuticals, Inc.*	14,000	242,340
Arcellx, Inc.*	4,900	322,665
Arcturus Therapeutics Holdings, Inc.*	400	5,204
Arcus Biosciences, Inc.*	6,200	50,468
Arrowhead Pharmaceuticals, Inc.*	22,200	350,760
Avidity Biosciences, Inc.*	14,500	411,800
Beam Therapeutics, Inc.*	7,300	124,173
BioCryst Pharmaceuticals, Inc.*	35,300	316,288
Biogen, Inc.*	20,560	2,582,130
Biohaven Ltd.*	9,700	136,867
BioMarin Pharmaceutical, Inc.*	28,200	1,550,154
Blueprint Medicines Corp.*	8,700	1,115,166
Bridgebio Pharma, Inc.*	13,444	580,512
Crinetics Pharmaceuticals, Inc.*	500	14,380
Cytokinetics, Inc.*	12,600	416,304
Denali Therapeutics, Inc.*	14,300	200,057
Dyne Therapeutics, Inc.*	10,800	102,816
Editas Medicine, Inc.*	11,500	25,300
Exact Sciences Corp.*	26,700	1,418,838
Exelixis, Inc.*	38,900	1,714,518
Fate Therapeutics, Inc.*	12,600	14,112
Gilead Sciences, Inc.	161,591	17,915,594
GRAIL, Inc. (x)*	4,016	206,503
Halozyme Therapeutics, Inc.*	17,900	931,158
Ideaya Biosciences, Inc.*	13,500	283,770
ImmunityBio, Inc. (x)*	71,300	188,232
Immunovant, Inc.*	15,700	251,200
Incyte Corp.*	27,700	1,886,370
Insmed, Inc.*	21,200	2,133,568
Ionis Pharmaceuticals, Inc.*	24,800	979,848
Ironwood Pharmaceuticals, Inc., Class A*	4,000	2,869
Kodiak Sciences, Inc.*	3,500	13,055
Krystal Biotech, Inc.*	3,200	439,872
Kura Oncology, Inc.*	12,500	72,125
Madrigal Pharmaceuticals, Inc.*	2,400	726,336

Moderna, Inc.*	44,417	1,225,465
Myriad Genetics, Inc.*	11,500	61,065
Natera, Inc.*	16,300	2,753,722
Neurocrine Biosciences, Inc.*	14,500	1,822,505
Nkarta, Inc.*	800	1,328
Novavax, Inc. (x)*	12,200	76,860
Nuvalent, Inc., Class A*	4,800	366,240
Organogenesis Holdings, Inc., Class A (x)*	25,100	91,866
PDL BioPharma, Inc. (r)*	46,000	—
Prothena Corp. plc*	3,300	20,031
PTC Therapeutics, Inc.*	8,000	390,720
Recursion Pharmaceuticals, Inc., Class A (x)*	1,000	5,060
Regeneron Pharmaceuticals, Inc.	14,100	7,402,500
REGENXBIO, Inc.*	7,400	60,754
Relay Therapeutics, Inc.*	22,001	76,123
Replimune Group, Inc.*	1,100	10,219
Revolution Medicines, Inc.*	20,724	762,436
Rocket Pharmaceuticals, Inc.*	8,900	21,805
Roivant Sciences Ltd.*	31,600	356,132
Sage Therapeutics, Inc.*	8,600	78,432
Sana Biotechnology, Inc. (x)*	14,595	39,844
Sarepta Therapeutics, Inc.*	12,700	217,170
Stoke Therapeutics, Inc.*	500	5,675
TG Therapeutics, Inc.*	18,300	658,617
Twist Bioscience Corp.*	6,900	253,851
Ultragenyx Pharmaceutical, Inc.*	10,000	363,600
United Therapeutics Corp.*	7,100	2,040,185
Vaxcyte, Inc.*	14,700	477,897
Veracyte, Inc.*	7,700	208,131
Vericel Corp.*	3,600	153,180
Vertex Pharmaceuticals, Inc.*	33,000	14,691,600
Vir Biotechnology, Inc.*	10,700	53,928
Xencor, Inc.*	8,900	69,954
Y-mAbs Therapeutics, Inc.*	200	902

		141,885,016

Health Care Equipment & Supplies (2.2%)
Abbott Laboratories	220,912	30,046,241
Align Technology, Inc.*	11,300	2,139,429
AtriCure, Inc.*	1,800	58,986
Avanos Medical, Inc.*	7,975	97,614
Baxter International, Inc.	80,080	2,424,822
Becton Dickinson & Co.	39,313	6,771,664
Boston Scientific Corp.*	186,200	19,999,742
CONMED Corp.	4,500	234,360
Cooper Cos., Inc. (The)*	27,600	1,964,016
Dexcom, Inc.*	55,200	4,818,408
Edwards Lifesciences Corp.*	74,700	5,842,287
Embecta Corp.	2,602	25,213
Enovis Corp.*	4,333	135,883
Envista Holdings Corp.*	21,763	425,249
GE HealthCare Technologies, Inc.	60,015	4,445,311
Glaukos Corp.*	6,800	702,372
Globus Medical, Inc., Class A*	19,837	1,170,780
Haemonetics Corp.*	600	44,766
Hologic, Inc.*	30,600	1,993,896
ICU Medical, Inc.*	1,700	224,655
IDEXX Laboratories, Inc.*	11,200	6,007,008
Inogen, Inc.*	3,600	25,308
Insulet Corp.*	9,100	2,859,038

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

Integer Holdings Corp.*	3,500	$430,395
Integra LifeSciences Holdings Corp.*	6,500	79,755
Intuitive Surgical, Inc.*	45,400	24,670,814
iRhythm Technologies, Inc.*	4,000	615,840
Lantheus Holdings, Inc.*	8,700	712,182
LivaNova plc*	5,100	229,602
Masimo Corp.*	5,700	958,854
Medtronic plc	164,985	14,381,743
Merit Medical Systems, Inc.*	7,800	729,144
Neogen Corp.*	32,700	156,306
Novocure Ltd.*	17,900	318,620
Omnicell, Inc.*	7,900	232,260
Penumbra, Inc.*	6,300	1,616,769
PROCEPT BioRobotics Corp.*	5,700	328,320
QuidelOrtho Corp.*	7,797	224,710
ResMed, Inc.	19,100	4,927,800
Solventum Corp.*	19,607	1,486,995
STAAR Surgical Co. (x)*	3,500	58,730
STERIS plc	12,709	3,052,956
Stryker Corp.	43,170	17,079,347
Teleflex, Inc.	7,700	911,372
TransMedics Group, Inc.*	4,400	589,644
Varex Imaging Corp.*	2,624	22,750
Zimmer Biomet Holdings, Inc.	26,000	2,371,460
Zimvie, Inc.*	1,480	13,838

		168,657,254

Health Care Providers & Services (1.8%)
AdaptHealth Corp., Class A*	16,900	159,367
Addus HomeCare Corp.*	200	23,038
Amedisys, Inc.*	2,800	275,492
AMN Healthcare Services, Inc.*	200	4,134
Astrana Health, Inc.*	7,300	181,624
Aveanna Healthcare Holdings, Inc.*	7,400	38,702
BrightSpring Health Services, Inc.*	26,000	613,340
Brookdale Senior Living, Inc.*	36,435	253,588
Cardinal Health, Inc.	32,900	5,527,200
Castle Biosciences, Inc.*	200	4,084
Cencora, Inc.	23,400	7,016,490
Centene Corp.*	64,400	3,495,632
Chemed Corp.	2,100	1,022,553
Cigna Group (The)	33,576	11,099,554
Concentra Group Holdings Parent, Inc.	10,974	225,735
CorVel Corp.*	3,900	400,842
CVS Health Corp.	163,334	11,266,779
DaVita, Inc.*	8,300	1,182,335
Elevance Health, Inc.	28,380	11,038,685
Encompass Health Corp.	12,700	1,557,401
Enhabit, Inc.*	9,250	89,170
Ensign Group, Inc. (The)	5,800	894,708
Fulgent Genetics, Inc.*	300	5,964
Guardant Health, Inc.*	14,800	770,192
HCA Healthcare, Inc.	21,900	8,389,890
HealthEquity, Inc.*	13,100	1,372,356
Henry Schein, Inc.*	19,200	1,402,560
Hims & Hers Health, Inc.*	26,800	1,335,980
Humana, Inc.	16,600	4,058,368
Innovage Holding Corp.*	1,200	4,428
Labcorp Holdings, Inc.	11,435	3,001,802
LifeStance Health Group, Inc.*	27,100	140,107

McKesson Corp.	16,180	11,856,380
Molina Healthcare, Inc.*	7,200	2,144,880
National Research Corp.	100	1,680
NeoGenomics, Inc.*	17,900	130,849
OPKO Health, Inc.*	104,600	138,072
Option Care Health, Inc.*	23,425	760,844
PACS Group, Inc.*	9,400	121,448
Pediatrix Medical Group, Inc.*	10,340	148,379
Pennant Group, Inc. (The)*	2,100	62,685
Premier, Inc., Class A	3,600	78,948
Privia Health Group, Inc.*	14,200	326,600
Progyny, Inc.*	8,900	195,800
Quest Diagnostics, Inc.	16,230	2,915,395
RadNet, Inc.*	8,000	455,280
Select Medical Holdings Corp.	13,600	206,448
Surgery Partners, Inc. (x)*	798	17,740
Tenet Healthcare Corp.*	14,000	2,464,000
UnitedHealth Group, Inc.	114,157	35,613,559
Universal Health Services, Inc., Class B	7,980	1,445,577

		135,936,664

Health Care Technology (0.1%)
Certara, Inc.*	16,330	191,061
Definitive Healthcare Corp., Class A*	12,000	46,800
Doximity, Inc., Class A*	13,800	846,492
Evolent Health, Inc., Class A*	7,400	83,324
Phreesia, Inc.*	6,100	173,606
Schrodinger, Inc. (x)*	14,100	283,692
Teladoc Health, Inc.*	24,260	211,305
Veeva Systems, Inc., Class A*	19,700	5,673,206
Waystar Holding Corp.*	15,000	613,050

		8,122,536

Life Sciences Tools & Services (0.9%)
10X Genomics, Inc., Class A*	13,900	160,962
Agilent Technologies, Inc.	37,430	4,417,114
Avantor, Inc.*	96,094	1,293,425
Azenta, Inc.*	7,987	245,840
Bio-Rad Laboratories, Inc., Class A*	800	193,056
Bio-Techne Corp.	25,800	1,327,410
Bruker Corp.	14,400	593,280
Charles River Laboratories International, Inc.*	9,050	1,373,157
Codexis, Inc.*	600	1,464
CryoPort, Inc.*	3,300	24,618
Danaher Corp.	80,060	15,815,052
Fortrea Holdings, Inc.*	235	1,161
Illumina, Inc.*	24,100	2,299,381
IQVIA Holdings, Inc.*	23,380	3,684,454
Maravai LifeSciences Holdings, Inc., Class A (x)*	11,581	27,910
Medpace Holdings, Inc.*	4,500	1,412,370
Mettler-Toledo International, Inc.*	2,900	3,406,688
OmniAb, Inc. (Earn Out Shares) (r)*	1,744	—
OmniAb, Inc. (Nasdaq Stock Exchange) (x)*	11,270	19,610
Pacific Biosciences of California, Inc. (x)*	3,200	3,968
QIAGEN NV*	33,885	1,628,513

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

Repligen Corp.*	9,700	$1,206,486
Revvity, Inc.	18,600	1,798,992
Sotera Health Co.*	33,931	377,313
Tempus AI, Inc., Class A*	10,300	654,462
Thermo Fisher Scientific, Inc.	47,350	19,198,531
Waters Corp.*	7,800	2,722,512
West Pharmaceutical Services, Inc.	10,800	2,363,040

		66,250,769

Pharmaceuticals (2.6%)
Amneal Pharmaceuticals, Inc.*	20,200	163,418
Amphastar Pharmaceuticals, Inc.*	5,200	119,392
Arvinas, Inc.*	5,200	38,272
Atea Pharmaceuticals, Inc.*	12,500	45,000
Axsome Therapeutics, Inc.*	4,700	490,633
Bristol-Myers Squibb Co.	264,444	12,241,113
Corcept Therapeutics, Inc.*	11,200	822,080
Elanco Animal Health, Inc.*	74,632	1,065,745
Eli Lilly & Co.	100,488	78,333,411
Harmony Biosciences Holdings, Inc.*	9,200	290,720
Innoviva, Inc.*	6,818	136,973
Jazz Pharmaceuticals plc*	7,800	827,736
Johnson & Johnson	301,888	46,113,392
Ligand Pharmaceuticals, Inc.*	2,300	261,464
Merck & Co., Inc.	316,090	25,021,684
Organon & Co.	2,300	22,264
Pacira BioSciences, Inc.*	7,400	176,860
Perrigo Co. plc	13,700	366,064
Pfizer, Inc.	724,017	17,550,172
Phibro Animal Health Corp., Class A	1,200	30,648
Prestige Consumer Healthcare, Inc.*	5,900	471,115
Royalty Pharma plc, Class A	54,600	1,967,238
Theravance Biopharma, Inc.*	13,700	151,111
Viatris, Inc.	184,274	1,645,567
Zoetis, Inc.	59,200	9,232,240

		197,584,312

Total Health Care		718,436,551

Industrials (9.7%)
Aerospace & Defense (2.2%)
AAR Corp.*	1,800	123,822
AeroVironment, Inc.*	3,600	1,025,820
Archer Aviation, Inc., Class A*	67,700	734,545
ATI, Inc.*	19,000	1,640,460
Axon Enterprise, Inc.*	9,900	8,196,606
Boeing Co. (The)*	90,900	19,046,277
BWX Technologies, Inc.	12,200	1,757,532
Curtiss-Wright Corp.	5,900	2,882,445
GE Aerospace	131,945	33,961,324
General Dynamics Corp.	31,670	9,236,872
HEICO Corp.	6,941	2,276,648
HEICO Corp., Class A	11,245	2,909,644
Howmet Aerospace, Inc.	52,629	9,795,836
Huntington Ingalls Industries, Inc.	6,200	1,497,052
Karman Holdings, Inc.*	8,500	428,145
Kratos Defense & Security Solutions, Inc. (x)*	18,900	877,905
L3Harris Technologies, Inc.	23,391	5,867,398
Leonardo DRS, Inc.	11,500	534,520

Loar Holdings, Inc.*	7,000	603,190
Lockheed Martin Corp.	26,160	12,115,742
Moog, Inc., Class A	3,000	542,910
Northrop Grumman Corp.	17,050	8,524,659
Rocket Lab Corp.*	45,900	1,641,843
RTX Corp.	167,867	24,511,939
StandardAero, Inc.*	19,500	617,175
Textron, Inc.	25,900	2,079,511
TransDigm Group, Inc.	7,250	11,024,640
V2X, Inc.*	1,600	77,680
Woodward, Inc.	7,430	1,821,019

		166,353,159

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	20,430	1,960,258
Expeditors International of Washington, Inc.	19,400	2,216,450
FedEx Corp.	28,450	6,466,970
GXO Logistics, Inc.*	14,900	725,630
Hub Group, Inc., Class A	4,900	163,807
United Parcel Service, Inc., Class B	93,650	9,453,031

		20,986,146

Building Products (0.7%)
A.O. Smith Corp.	21,900	1,435,983
AAON, Inc. (x)	8,700	641,625
Advanced Drainage Systems, Inc.	9,900	1,137,114
Allegion plc	14,212	2,048,233
Apogee Enterprises, Inc.	2,100	85,260
Armstrong World Industries, Inc.	6,500	1,055,860
AZEK Co., Inc. (The), Class A*	24,200	1,315,270
AZZ, Inc.	1,400	132,272
Builders FirstSource, Inc.*	17,490	2,040,908
Carlisle Cos., Inc.	6,100	2,277,740
Carrier Global Corp.	101,071	7,397,387
CSW Industrials, Inc.	2,100	602,343
Fortune Brands Innovations, Inc.	16,450	846,846
Gibraltar Industries, Inc.*	1,900	112,100
Johnson Controls International plc	86,971	9,185,877
Lennox International, Inc.	4,910	2,814,608
Masco Corp.	32,100	2,065,956
Masterbrand, Inc.*	11,450	125,149
Owens Corning	14,070	1,934,906
Resideo Technologies, Inc.*	6,350	140,081
Simpson Manufacturing Co., Inc.	6,100	947,391
Trane Technologies plc	28,012	12,252,729
Trex Co., Inc.*	20,500	1,114,790
UFP Industries, Inc.	11,500	1,142,640
Zurn Elkay Water Solutions Corp.	14,900	544,893

		53,397,961

Commercial Services & Supplies (0.6%)
ABM Industries, Inc.	700	33,047
Brink’s Co. (The)	1,400	125,006
Casella Waste Systems, Inc., Class A*	6,200	715,356
Cimpress plc*	1,700	79,900
Cintas Corp.	44,100	9,828,567
Clean Harbors, Inc.*	7,100	1,641,378
Copart, Inc.*	111,400	5,466,398
CoreCivic, Inc.*	4,100	86,387
Deluxe Corp.	1,400	22,274
Driven Brands Holdings, Inc.*	8,331	146,292

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

HNI Corp.	2,500	$122,950
MillerKnoll, Inc.	9,100	176,722
MSA Safety, Inc.	5,900	988,427
OPENLANE, Inc.*	1,700	41,565
RB Global, Inc.	26,748	2,840,370
Republic Services, Inc.	26,335	6,494,474
Rollins, Inc.	35,450	2,000,089
Tetra Tech, Inc.	46,500	1,672,140
UniFirst Corp.	500	94,110
Veralto Corp.	32,486	3,279,462
Vestis Corp.	16,250	93,113
Waste Management, Inc.	46,450	10,628,689

		46,576,716

Construction & Engineering (0.3%)
AECOM	18,202	2,054,278
Ameresco, Inc., Class A (x)*	5,000	75,950
API Group Corp.*	29,700	1,516,185
Arcosa, Inc.	1,180	102,318
Comfort Systems USA, Inc.	5,400	2,895,534
Construction Partners, Inc., Class A*	5,800	616,424
Dycom Industries, Inc.*	3,900	953,121
EMCOR Group, Inc.	5,500	2,941,895
Fluor Corp.*	22,300	1,143,321
IES Holdings, Inc.*	2,200	651,706
MasTec, Inc.*	8,900	1,516,827
Quanta Services, Inc.	19,450	7,353,656
Sterling Infrastructure, Inc.*	3,800	876,774
Valmont Industries, Inc.	3,100	1,012,367
WillScot Holdings Corp.	22,700	621,980

		24,332,336

Electrical Equipment (1.0%)
Acuity, Inc.	4,100	1,223,194
AMETEK, Inc.	30,875	5,587,140
Eaton Corp. plc	49,997	17,848,429
Emerson Electric Co.	72,410	9,654,426
EnerSys	400	34,308
GE Vernova, Inc.	34,511	18,261,496
Generac Holdings, Inc.*	7,800	1,117,038
Hubbell, Inc., Class B	7,200	2,940,552
NEXTracker, Inc., Class A*	17,700	962,349
NuScale Power Corp., Class A (x)*	15,700	621,092
nVent Electric plc	26,353	1,930,357
Regal Rexnord Corp.	8,522	1,235,349
Rockwell Automation, Inc.	15,600	5,181,852
Sunrun, Inc.*	29,300	239,674
Vertiv Holdings Co., Class A	48,500	6,227,885

		73,065,141

Ground Transportation (0.9%)
ArcBest Corp.	500	38,505
CSX Corp.	244,250	7,969,877
Heartland Express, Inc.	9,600	82,944
Hertz Global Holdings, Inc.*	3,300	22,539
JB Hunt Transport Services, Inc.	12,450	1,787,820
Knight-Swift Transportation Holdings, Inc., Class A	30,935	1,368,255
Landstar System, Inc.	6,250	868,875
Lyft, Inc., Class A*	48,300	761,208
Norfolk Southern Corp.	29,370	7,517,839
Old Dominion Freight Line, Inc.	26,750	4,341,525

RXO, Inc.*	5,100	80,172
Ryder System, Inc.	5,400	858,600
Saia, Inc.*	3,800	1,041,162
Schneider National, Inc., Class B	1,195	28,859
Uber Technologies, Inc.*	252,589	23,566,554
U-Haul Holding Co.	12,600	685,062
Union Pacific Corp.	75,020	17,260,602
XPO, Inc.*	17,800	2,247,962

		70,528,360

Industrial Conglomerates (0.4%)
3M Co.	69,930	10,646,143
Brookfield Business Corp., Class A	400	12,480
Honeywell International, Inc.	80,800	18,816,704

		29,475,327

Machinery (1.8%)
AGCO Corp.	12,400	1,279,184
Alamo Group, Inc.	800	174,704
Albany International Corp., Class A	1,100	77,143
Allison Transmission Holdings, Inc.	10,500	997,395
Caterpillar, Inc.	58,110	22,558,883
Chart Industries, Inc.*	6,500	1,070,225
CNH Industrial NV	144,100	1,867,536
Crane Co.	7,900	1,500,131
Cummins, Inc.	18,260	5,980,150
Deere & Co.	30,640	15,580,134
Donaldson Co., Inc.	18,700	1,296,845
Dover Corp.	18,190	3,332,954
Enerpac Tool Group Corp., Class A	3,000	121,680
Esab Corp.	6,033	727,278
ESCO Technologies, Inc.	3,300	633,171
Federal Signal Corp.	6,400	681,088
Flowserve Corp.	26,640	1,394,604
Fortive Corp.	47,530	2,477,739
Franklin Electric Co., Inc.	700	62,818
Gates Industrial Corp. plc*	30,000	690,900
Graco, Inc.	22,380	1,924,009
Hillenbrand, Inc.	5,900	118,413
Hillman Solutions Corp.*	9,200	65,688
IDEX Corp.	12,240	2,148,977
Illinois Tool Works, Inc.	37,610	9,299,073
Ingersoll Rand, Inc.	54,866	4,563,754
ITT, Inc.	12,825	2,011,345
JBT Marel Corp.	6,100	733,586
Kennametal, Inc.	7,400	169,904
Lincoln Electric Holdings, Inc.	6,760	1,401,483
Middleby Corp. (The)*	9,700	1,396,800
Mueller Industries, Inc.	17,000	1,350,990
Nordson Corp.	8,660	1,856,444
Oshkosh Corp.	11,600	1,317,064
Otis Worldwide Corp.	54,574	5,403,918
PACCAR, Inc.	68,145	6,477,864
Parker-Hannifin Corp.	16,210	11,322,199
Pentair plc	21,587	2,216,121
RBC Bearings, Inc.*	3,900	1,500,720
Snap-on, Inc.	7,300	2,271,614
SPX Technologies, Inc.*	4,900	821,632
Standex International Corp.	500	78,240
Stanley Black & Decker, Inc.	21,835	1,479,321
Tennant Co.	1,100	85,228
Terex Corp.	1,600	74,704

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

Toro Co. (The)	15,880	$1,122,398
Trinity Industries, Inc.	5,140	138,831
Watts Water Technologies, Inc., Class A	4,000	983,560
Westinghouse Air Brake Technologies Corp.	21,787	4,561,108
Worthington Enterprises, Inc.	2,100	133,644
Xylem, Inc.	30,954	4,004,209

		133,537,403

Marine Transportation (0.0%)†
Costamare Bulkers Holdings Ltd.*	740	6,416
Costamare, Inc.	3,700	33,707
Golden Ocean Group Ltd. (x)	12,800	93,696
Kirby Corp.*	7,450	844,904

		978,723

Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	16,500	816,420
Allegiant Travel Co.*	2,200	120,890
American Airlines Group, Inc. (x)*	105,200	1,180,344
Delta Air Lines, Inc.	89,150	4,384,397
Joby Aviation, Inc.*	69,100	729,005
SkyWest, Inc.*	600	61,782
Southwest Airlines Co.	76,800	2,491,392
United Airlines Holdings, Inc.*	43,540	3,467,090

		13,251,320

Professional Services (0.8%)
Amentum Holdings, Inc.*	2,919	68,918
Automatic Data Processing, Inc.	51,150	15,774,660
Booz Allen Hamilton Holding Corp.	16,800	1,749,384
Broadridge Financial Solutions, Inc.	15,509	3,769,152
CACI International, Inc., Class A*	3,800	1,811,460
CBIZ, Inc.*	1,220	87,486
Conduent, Inc.*	1,586	4,187
Dayforce, Inc.*	20,100	1,113,339
Dun & Bradstreet Holdings, Inc.	61,100	555,399
Equifax, Inc.	15,820	4,103,233
ExlService Holdings, Inc.*	22,500	985,275
Exponent, Inc.	900	67,239
First Advantage Corp.*	4,000	66,440
FTI Consulting, Inc.*	4,800	775,200
Genpact Ltd.	30,000	1,320,300
Huron Consulting Group, Inc.*	800	110,032
Jacobs Solutions, Inc.	18,400	2,418,680
KBR, Inc.	18,700	896,478
Korn Ferry	1,400	102,662
Leidos Holdings, Inc.	18,348	2,894,580
ManpowerGroup, Inc.	1,480	59,792
Maximus, Inc.	1,900	133,380
Parsons Corp.*	8,600	617,222
Paychex, Inc.	42,810	6,227,143
Paycom Software, Inc.	6,500	1,504,100
Paylocity Holding Corp.*	5,700	1,032,783
Resources Connection, Inc.	13,850	74,375
Robert Half, Inc.	19,260	790,623
Science Applications International Corp.	9,001	1,013,603
SS&C Technologies Holdings, Inc.	30,200	2,500,560
TransUnion	30,305	2,666,840

Verisk Analytics, Inc.	18,800	5,856,200

		61,150,725

Trading Companies & Distributors (0.5%)
Air Lease Corp., Class A	21,000	1,228,290
Applied Industrial Technologies, Inc.	4,300	999,535
Boise Cascade Co.	2,000	173,640
Core & Main, Inc., Class A*	23,100	1,394,085
Distribution Solutions Group, Inc. (x)*	600	16,482
Fastenal Co.	155,800	6,543,600
Ferguson Enterprises, Inc.	24,300	5,291,325
FTAI Aviation Ltd.	14,400	1,656,576
GATX Corp.	5,000	767,800
McGrath RentCorp	1,000	115,960
MSC Industrial Direct Co., Inc., Class A	1,600	136,032
QXO, Inc.*	74,700	1,609,038
SiteOne Landscape Supply, Inc.*	6,700	810,298
United Rentals, Inc.	8,822	6,646,495
W.W. Grainger, Inc.	5,750	5,981,380
Watsco, Inc.	5,210	2,300,840
WESCO International, Inc.	8,586	1,590,127

		37,261,503

Total Industrials		730,894,820

Information Technology (30.5%)
Communications Equipment (0.9%)
Arista Networks, Inc.*	130,600	13,361,686
Calix, Inc.*	1,500	79,785
Ciena Corp.*	21,000	1,707,930
Cisco Systems, Inc.	499,370	34,646,291
F5, Inc.*	7,800	2,295,696
Juniper Networks, Inc.	51,600	2,060,388
Lumentum Holdings, Inc.*	8,600	817,516
Motorola Solutions, Inc.	22,021	9,258,950
NetScout Systems, Inc.*	1,300	32,253
Ubiquiti, Inc.	1,217	500,978
Viavi Solutions, Inc.*	9,550	96,168

		64,857,641

Electronic Equipment, Instruments & Components (0.7%)
Advanced Energy Industries, Inc.	3,600	477,000
Aeva Technologies, Inc.*	2,220	83,894
Amphenol Corp., Class A	149,660	14,778,925
Arrow Electronics, Inc.*	9,300	1,185,099
Avnet, Inc.	2,320	123,146
Badger Meter, Inc.	4,400	1,077,780
Belden, Inc.	2,000	231,600
CDW Corp.	19,151	3,420,177
Cognex Corp.	30,400	964,288
Coherent Corp.*	21,857	1,949,863
Corning, Inc.	105,290	5,537,201
Crane NXT Co. (x)	5,500	296,450
Fabrinet*	5,100	1,502,868
Flex Ltd.*	47,800	2,386,176
Ingram Micro Holding Corp.	11,300	235,492
IPG Photonics Corp.*	1,100	75,515
Itron, Inc.*	4,010	527,836
Jabil, Inc.	13,700	2,987,970

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

Keysight Technologies, Inc.*	23,015	$3,771,238
Littelfuse, Inc.	3,100	702,863
MicroVision, Inc. (x)*	33,100	37,734
Plexus Corp.*	200	27,062
Ralliant Corp.*	15,843	768,243
Rogers Corp.*	200	13,696
Sanmina Corp.*	6,800	665,244
TD SYNNEX Corp.	8,766	1,189,546
Teledyne Technologies, Inc.*	6,346	3,251,119
Trimble, Inc.*	32,400	2,461,752
Vishay Intertechnology, Inc.	5,000	79,400
Vontier Corp.	23,452	865,379
Zebra Technologies Corp., Class A*	7,100	2,189,356

		53,863,912

IT Services (1.4%)
Accenture plc, Class A	79,500	23,761,755
Akamai Technologies, Inc. (x)*	22,100	1,762,696
Amdocs Ltd.	16,610	1,515,497
ASGN, Inc.*	4,300	214,699
Cloudflare, Inc., Class A*	41,600	8,146,528
Cognizant Technology Solutions Corp., Class A	64,900	5,064,147
DXC Technology Co.*	21,096	322,558
EPAM Systems, Inc.*	8,800	1,556,016
Fastly, Inc., Class A*	13,300	93,898
Gartner, Inc.*	10,378	4,194,995
Globant SA*	6,398	581,194
GoDaddy, Inc., Class A*	17,800	3,205,068
International Business Machines Corp.	117,131	34,527,876
Kyndryl Holdings, Inc.*	32,800	1,376,288
MongoDB, Inc.*	10,100	2,120,899
Okta, Inc.*	22,800	2,279,316
Rackspace Technology, Inc.*	9,900	12,672
Snowflake, Inc., Class A*	41,222	9,224,247
Twilio, Inc., Class A*	20,100	2,499,636
VeriSign, Inc.	10,950	3,162,360

		105,622,345

Semiconductors & Semiconductor Equipment (11.1%)
Advanced Micro Devices, Inc.*	202,053	28,671,321
Allegro MicroSystems, Inc.*	17,900	612,001
Ambarella, Inc.*	1,700	112,311
Amkor Technology, Inc.	17,400	365,226
Analog Devices, Inc.	64,134	15,265,175
Applied Materials, Inc.	104,620	19,152,783
Astera Labs, Inc.*	18,000	1,627,560
Broadcom, Inc.	579,400	159,711,610
Cirrus Logic, Inc.*	7,400	771,487
Credo Technology Group Holding Ltd.*	17,000	1,574,030
Diodes, Inc.*	5,900	312,051
Enphase Energy, Inc.*	20,100	796,965
Entegris, Inc.	22,073	1,780,187
First Solar, Inc.*	14,600	2,416,884
FormFactor, Inc.*	10,300	354,423
GLOBALFOUNDRIES, Inc.*	15,300	584,460
Impinj, Inc.*	4,100	455,387
Intel Corp.	551,890	12,362,336
KLA Corp.	16,680	14,940,943
Kulicke & Soffa Industries, Inc.	7,500	259,500

Lam Research Corp.	160,450	15,618,203
Lattice Semiconductor Corp.*	23,300	1,141,467
MACOM Technology Solutions Holdings, Inc.*	6,700	960,043
Marvell Technology, Inc.	115,861	8,967,641
Microchip Technology, Inc.	73,840	5,196,121
Micron Technology, Inc.	140,150	17,273,488
MKS, Inc.	9,500	943,920
Monolithic Power Systems, Inc.	5,900	4,315,142
NVIDIA Corp.	2,936,179	463,886,920
ON Semiconductor Corp.*	56,700	2,971,647
Onto Innovation, Inc.*	7,900	797,347
Power Integrations, Inc.	1,900	106,210
Qorvo, Inc.*	17,127	1,454,254
QUALCOMM, Inc.	137,905	21,962,750
Rambus, Inc.*	16,700	1,069,134
Silicon Laboratories, Inc.*	4,000	589,440
Skyworks Solutions, Inc.	24,900	1,855,548
Synaptics, Inc.*	5,900	382,438
Teradyne, Inc.	21,410	1,925,187
Texas Instruments, Inc.	115,390	23,957,272
Universal Display Corp.	7,600	1,173,896

		838,674,708

Software (11.1%)
8x8, Inc.*	18,300	35,868
ACI Worldwide, Inc.*	13,200	606,012
Adobe, Inc.*	53,420	20,667,130
Alarm.com Holdings, Inc.*	2,300	130,111
Alkami Technology, Inc.*	1,500	45,210
ANSYS, Inc.*	11,500	4,039,030
Appfolio, Inc., Class A*	2,500	575,700
Appian Corp., Class A*	3,700	110,482
AppLovin Corp., Class A*	29,900	10,467,392
Atlassian Corp., Class A*	22,400	4,549,216
Aurora Innovation, Inc., Class A*	90,400	473,696
Autodesk, Inc.*	28,650	8,869,180
AvePoint, Inc.*	14,000	270,340
Bentley Systems, Inc., Class B	28,300	1,527,351
BILL Holdings, Inc.*	14,700	680,022
Blackbaud, Inc.*	7,500	481,575
BlackLine, Inc.*	3,500	198,170
Box, Inc., Class A*	9,300	317,781
C3.ai, Inc., Class A*	24,900	611,793
Cadence Design Systems, Inc.*	34,530	10,640,419
CCC Intelligent Solutions Holdings, Inc.*	65,000	611,650
Cerence, Inc. (x)*	1,600	16,336
Cleanspark, Inc. (x)*	35,900	395,977
Clearwater Analytics Holdings, Inc., Class A*	20,000	438,600
Commvault Systems, Inc.*	5,300	923,949
Confluent, Inc., Class A*	33,200	827,676
Consensus Cloud Solutions, Inc.*	2,166	49,948
Core Scientific, Inc.*	39,100	667,437
Crowdstrike Holdings, Inc., Class A*	30,200	15,381,162
Datadog, Inc., Class A*	40,700	5,467,231
Docusign, Inc.*	25,400	1,978,406
Dolby Laboratories, Inc., Class A	5,900	438,134
Domo, Inc., Class B*	800	11,176
Dropbox, Inc., Class A*	41,200	1,178,320
Dynatrace, Inc.*	39,500	2,180,795

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

Elastic NV*	10,000	$843,300
Fair Isaac Corp.*	3,000	5,483,880
Five9, Inc.*	11,500	304,520
Fortinet, Inc.*	85,300	9,017,916
Freshworks, Inc., Class A*	24,200	360,822
Gen Digital, Inc.	87,016	2,558,270
Gitlab, Inc., Class A (x)*	12,700	572,897
Guidewire Software, Inc.*	11,700	2,754,765
HubSpot, Inc.*	6,500	3,618,095
Informatica, Inc., Class A*	16,900	411,515
Intapp, Inc.*	6,500	335,530
InterDigital, Inc. (x)	3,300	739,959
Intuit, Inc.	34,850	27,448,906
Jamf Holding Corp.*	2,000	19,020
Life360, Inc.*	9,800	639,450
LiveRamp Holdings, Inc.*	1,900	62,776
Manhattan Associates, Inc.*	9,200	1,816,724
MARA Holdings, Inc. (x)*	43,200	677,376
Microsoft Corp.	930,478	462,829,062
MicroStrategy, Inc., Class A*	31,300	12,652,399
N-able, Inc.*	9,750	78,975
nCino, Inc.*	12,100	338,437
NCR Voyix Corp.*	15,200	178,296
Nutanix, Inc., Class A*	34,600	2,644,824
Oracle Corp.	207,721	45,414,042
Palantir Technologies, Inc., Class A*	274,000	37,351,680
Palo Alto Networks, Inc.*	84,900	17,373,936
Pegasystems, Inc.	11,600	627,908
Procore Technologies, Inc.*	14,500	992,090
PTC, Inc.*	16,150	2,783,291
Q2 Holdings, Inc.*	6,700	627,053
Qualys, Inc.*	5,500	785,785
Roper Technologies, Inc.	13,950	7,907,418
Rubrik, Inc., Class A*	12,200	1,092,998
SailPoint, Inc.*	22,000	502,920
Salesforce, Inc.	118,751	32,382,210
Samsara, Inc., Class A*	33,700	1,340,586
SentinelOne, Inc., Class A*	33,300	608,724
ServiceNow, Inc.*	26,400	27,141,312
SPS Commerce, Inc.*	6,400	870,976
Synopsys, Inc.*	19,520	10,007,514
Tenable Holdings, Inc.*	4,300	145,254
Tyler Technologies, Inc.*	6,000	3,557,040
UiPath, Inc., Class A*	57,700	738,560
Unity Software, Inc.*	42,396	1,025,983
Varonis Systems, Inc.*	15,600	791,700
Verint Systems, Inc.*	1,400	27,538
Workday, Inc., Class A*	28,480	6,835,200
Workiva, Inc., Class A*	4,000	273,800
Yext, Inc.*	7,100	60,350
Zeta Global Holdings Corp., Class A*	23,700	367,113
Zoom Communications, Inc., Class A*	39,100	3,049,018
Zscaler, Inc.*	12,100	3,798,674

		840,731,662

Technology Hardware, Storage & Peripherals (5.3%)
Apple, Inc.	1,849,401	379,441,603
Corsair Gaming, Inc.*	4,303	40,577
Dell Technologies, Inc., Class C	39,900	4,891,740
Hewlett Packard Enterprise Co.	190,732	3,900,470

HP, Inc.	127,468	3,117,867
IonQ, Inc. (x)*	26,000	1,117,220
NetApp, Inc.	25,450	2,711,698
Pure Storage, Inc., Class A*	43,200	2,487,456
Sandisk Corp.*	16,900	766,415
Super Micro Computer, Inc.*	69,000	3,381,690
Western Digital Corp.	44,778	2,865,344

		404,722,080

Total Information Technology		2,308,472,348

Materials (2.2%)
Chemicals (1.2%)
Air Products and Chemicals, Inc.	28,980	8,174,099
Albemarle Corp. (x)	18,276	1,145,357
Ashland, Inc.	264	13,274
Avient Corp.	6,700	216,477
Axalta Coating Systems Ltd.*	32,258	957,740
Balchem Corp.	5,700	907,440
Celanese Corp.	13,800	763,554
CF Industries Holdings, Inc.	23,410	2,153,720
Chemours Co. (The) (x)	4,600	52,670
Corteva, Inc.	88,390	6,587,706
Dow, Inc.	95,756	2,535,619
DuPont de Nemours, Inc.	60,232	4,131,313
Eastman Chemical Co.	17,028	1,271,310
Ecolab, Inc.	31,588	8,511,071
Element Solutions, Inc.	38,300	867,495
FMC Corp.	16,000	668,000
Huntsman Corp.	5,000	52,100
International Flavors & Fragrances, Inc.	39,447	2,901,327
Linde plc	58,900	27,634,702
LyondellBasell Industries NV, Class A	39,300	2,273,898
Mosaic Co. (The)	56,130	2,047,622
NewMarket Corp.	300	207,258
Olin Corp.	2,500	50,225
PPG Industries, Inc.	28,500	3,241,875
RPM International, Inc.	18,150	1,993,596
Sherwin-Williams Co. (The)	30,400	10,438,144
Westlake Corp.	7,900	599,847

		90,397,439

Construction Materials (0.2%)
CRH plc	88,300	8,105,940
Eagle Materials, Inc.	6,100	1,232,871
Knife River Corp.*	7,900	644,956
Martin Marietta Materials, Inc.	8,130	4,463,045
Vulcan Materials Co.	17,500	4,564,350

		19,011,162

Containers & Packaging (0.3%)
Amcor plc	324,679	2,983,800
AptarGroup, Inc.	10,000	1,564,300
Avery Dennison Corp.	11,350	1,991,584
Ball Corp.	45,100	2,529,659
Crown Holdings, Inc.	17,450	1,797,001
Graphic Packaging Holding Co. (x)	56,100	1,182,027
International Paper Co.	68,250	3,196,147
Packaging Corp. of America	13,000	2,449,850
Sealed Air Corp.	18,460	572,814

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

Silgan Holdings, Inc.	11,200	$606,816
Smurfit WestRock plc	69,232	2,987,361
Sonoco Products Co.	6,360	277,042

		22,138,401

Metals & Mining (0.5%)
Alcoa Corp.	32,900	970,879
Anglogold Ashanti plc (x)	63,200	2,880,024
Carpenter Technology Corp.	6,700	1,851,746
Coeur Mining, Inc.*	78,600	696,396
Commercial Metals Co.	21,300	1,041,783
Freeport-McMoRan, Inc.	183,894	7,971,805
Newmont Corp.	146,408	8,529,730
Nucor Corp.	32,620	4,225,595
Reliance, Inc.	7,600	2,385,640
Royal Gold, Inc.	8,600	1,529,424
Southern Copper Corp.	13,459	1,361,647
Steel Dynamics, Inc.	21,100	2,701,011

		36,145,680

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	8,900	765,311

Total Materials		168,457,993

Real Estate (2.5%)
Diversified REITs (0.0%)†
American Assets Trust, Inc. (REIT)	3,100	61,225
Broadstone Net Lease, Inc. (REIT)	5,600	89,880
Essential Properties Realty Trust, Inc. (REIT)	21,500	686,065
WP Carey, Inc. (REIT)	29,921	1,866,472

		2,703,642

Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	25,080	1,821,560
American Healthcare REIT, Inc. (REIT)	19,500	716,430
CareTrust REIT, Inc. (REIT)	24,200	740,520
Diversified Healthcare Trust (REIT)	22,690	81,230
Healthcare Realty Trust, Inc. (REIT), Class A	58,041	920,530
Healthpeak Properties, Inc. (REIT)	110,518	1,935,170
LTC Properties, Inc. (REIT)	2,400	83,064
National Health Investors, Inc. (REIT)	300	21,036
Omega Healthcare Investors, Inc. (REIT)	44,440	1,628,726
Sabra Health Care REIT, Inc. (REIT)	3,157	58,215
Ventas, Inc. (REIT)	53,479	3,377,199
Welltower, Inc. (REIT)	81,317	12,500,863

		23,884,543

Hotel & Resort REITs (0.1%)
Apple Hospitality REIT, Inc. (REIT)	43,500	507,645
DiamondRock Hospitality Co. (REIT)	14,300	109,538
Host Hotels & Resorts, Inc. (REIT)	115,813	1,778,888
Park Hotels & Resorts, Inc. (REIT)	12,535	128,233
RLJ Lodging Trust (REIT)	15,000	109,200
Ryman Hospitality Properties, Inc. (REIT)	10,751	1,060,801
Service Properties Trust (REIT)	11,300	27,007

Sunstone Hotel Investors, Inc. (REIT)	8,400	72,912
Xenia Hotels & Resorts, Inc. (REIT)	5,100	64,107

		3,858,331

Industrial REITs (0.3%)
Americold Realty Trust, Inc. (REIT)	37,100	616,973
EastGroup Properties, Inc. (REIT)	6,800	1,136,416
First Industrial Realty Trust, Inc. (REIT)	20,000	962,600
Innovative Industrial Properties, Inc. (REIT)	1,300	71,786
Lineage, Inc. (REIT) (x)	8,697	378,493
LXP Industrial Trust (REIT)	11,700	96,642
Prologis, Inc. (REIT)	120,463	12,663,071
Rexford Industrial Realty, Inc. (REIT)	29,300	1,042,201
STAG Industrial, Inc. (REIT)	27,800	1,008,584
Terreno Realty Corp. (REIT)	11,600	650,412

		18,627,178

Office REITs (0.1%)
Brandywine Realty Trust (REIT)	11,500	49,335
BXP, Inc. (REIT)	20,970	1,414,846
Cousins Properties, Inc. (REIT)	20,961	629,459
Easterly Government Properties, Inc. (REIT), Class A	3,280	72,816
Hudson Pacific Properties, Inc. (REIT)*	24,500	67,130
JBG SMITH Properties (REIT)	9,600	166,080
NET Lease Office Properties (REIT)*	2,014	65,555
Paramount Group, Inc. (REIT)*	22,800	139,080
Piedmont Realty Trust, Inc. (REIT)	25,100	182,979
SL Green Realty Corp. (REIT)	2,200	136,180
Vornado Realty Trust (REIT)	25,900	990,416

		3,913,876

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	37,350	5,233,482
Compass, Inc., Class A*	95,300	598,484
CoStar Group, Inc.*	53,050	4,265,220
Cushman & Wakefield plc*	1,700	18,819
eXp World Holdings, Inc. (x)	11,270	102,557
Howard Hughes Holdings, Inc.*	5,800	391,500
Jones Lang LaSalle, Inc.*	6,600	1,688,148
Kennedy-Wilson Holdings, Inc.	19,700	133,960
Marcus & Millichap, Inc.	1,100	33,781
Newmark Group, Inc., Class A	15,219	184,911
RMR Group, Inc. (The), Class A	271	4,431
Seaport Entertainment Group, Inc.*	854	15,927
St Joe Co. (The)	5,100	243,270
Zillow Group, Inc., Class C*	27,124	1,900,036

		14,814,526

Residential REITs (0.3%)
American Homes 4 Rent (REIT), Class A	47,500	1,713,325
AvalonBay Communities, Inc. (REIT)	20,249	4,120,671
Camden Property Trust (REIT)	15,680	1,766,979
Elme Communities (REIT)	11,170	177,603
Equity LifeStyle Properties, Inc. (REIT)	27,500	1,695,925
Equity Residential (REIT)	49,687	3,353,376

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

Essex Property Trust, Inc. (REIT)	8,677	$2,459,062
Independence Realty Trust, Inc. (REIT)	11,400	201,666
Invitation Homes, Inc. (REIT)	77,996	2,558,269
Mid-America Apartment Communities, Inc. (REIT)	14,938	2,210,973
Sun Communities, Inc. (REIT)	18,600	2,352,714
UDR, Inc. (REIT)	52,936	2,161,377
Veris Residential, Inc. (REIT)	5,300	78,917

		24,850,857

Retail REITs (0.3%)
Acadia Realty Trust (REIT)	9,000	167,130
Agree Realty Corp. (REIT)	13,200	964,392
Brixmor Property Group, Inc. (REIT)	45,300	1,179,612
Curbline Properties Corp. (REIT)	6,200	141,546
Federal Realty Investment Trust (REIT)	12,380	1,175,976
Getty Realty Corp. (REIT) (x)	3,100	85,684
InvenTrust Properties Corp. (REIT)	1,900	52,060
Kimco Realty Corp. (REIT)	99,485	2,091,175
Kite Realty Group Trust (REIT)	34,998	792,705
Macerich Co. (The) (REIT)	10,822	175,100
NNN REIT, Inc. (REIT)	27,190	1,174,064
Phillips Edison & Co., Inc. (REIT)	3,700	129,611
Realty Income Corp. (REIT)	119,341	6,875,235
Regency Centers Corp. (REIT)	26,006	1,852,407
Simon Property Group, Inc. (REIT)	42,159	6,777,481
SITE Centers Corp. (REIT)	3,100	35,061
Tanger, Inc. (REIT)	5,300	162,074
Urban Edge Properties (REIT)	8,910	166,261

		23,997,574

Specialized REITs (0.9%)
American Tower Corp. (REIT)	60,800	13,438,016
Crown Castle, Inc. (REIT)	56,850	5,840,201
CubeSmart (REIT)	39,700	1,687,250
Digital Realty Trust, Inc. (REIT)	44,972	7,839,969
EPR Properties (REIT)	1,700	99,042
Equinix, Inc. (REIT)	12,661	10,071,446
Extra Space Storage, Inc. (REIT)	28,741	4,237,573
Gaming and Leisure Properties, Inc. (REIT)	36,886	1,721,838
Iron Mountain, Inc. (REIT)	39,355	4,036,642
Lamar Advertising Co. (REIT), Class A (x)	13,639	1,655,229
National Storage Affiliates Trust (REIT)	3,000	95,970
PotlatchDeltic Corp. (REIT)	151	5,794
Public Storage (REIT)	21,802	6,397,143
Rayonier, Inc. (REIT)	3,401	75,434
Safehold, Inc. (REIT)	3,000	46,680
SBA Communications Corp. (REIT)	15,300	3,593,052
Uniti Group, Inc. (REIT)*	33,900	146,448
VICI Properties, Inc. (REIT), Class A	148,900	4,854,140
Weyerhaeuser Co. (REIT)	111,535	2,865,334

		68,707,201

Total Real Estate		185,357,728

Utilities (2.3%)
Electric Utilities (1.4%)
Alliant Energy Corp.	34,700	2,098,309
American Electric Power Co., Inc.	72,170	7,488,359
Constellation Energy Corp.	39,952	12,894,908
Duke Energy Corp.	99,885	11,786,430
Edison International	51,360	2,650,176
Entergy Corp.	57,000	4,737,840
Evergy, Inc.	28,409	1,958,232
Eversource Energy	44,958	2,860,228
Exelon Corp.	132,456	5,751,240
FirstEnergy Corp.	73,504	2,959,271
IDACORP, Inc. (x)	6,850	790,833
NextEra Energy, Inc.	257,900	17,903,418
NRG Energy, Inc.	27,421	4,403,264
OGE Energy Corp.	25,400	1,127,252
Oklo, Inc., Class A (x)*	12,700	711,073
PG&E Corp.	288,900	4,027,266
Pinnacle West Capital Corp.	15,000	1,342,050
Portland General Electric Co.	4,000	162,520
PPL Corp.	100,450	3,404,250
Southern Co. (The)	141,650	13,007,719
TXNM Energy, Inc.	11,600	653,312
Xcel Energy, Inc.	75,680	5,153,808

		107,871,758

Gas Utilities (0.1%)
Atmos Energy Corp. (x)	21,100	3,251,721
Brookfield Infrastructure Corp., Class A	15,161	630,698
National Fuel Gas Co.	13,700	1,160,527
New Jersey Resources Corp.	9,400	421,308
ONE Gas, Inc.	900	64,674
Southwest Gas Holdings, Inc.	8,000	595,120
Spire, Inc.	2,800	204,372
UGI Corp.	39,575	1,441,321

		7,769,741

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	103,695	1,090,872
Ormat Technologies, Inc.	7,600	636,576
Talen Energy Corp.*	5,700	1,657,389
Vistra Corp.	42,215	8,181,689

		11,566,526

Multi-Utilities (0.6%)
Ameren Corp.	34,400	3,303,776
Black Hills Corp.	9,100	510,510
CenterPoint Energy, Inc.	83,150	3,054,931
CMS Energy Corp.	38,000	2,632,640
Consolidated Edison, Inc.	44,500	4,465,575
Dominion Energy, Inc.	106,454	6,016,780
DTE Energy Co.	26,400	3,496,944
NiSource, Inc.	61,600	2,484,944
Public Service Enterprise Group, Inc.	67,800	5,707,404
Sempra	82,980	6,287,394
WEC Energy Group, Inc.	40,898	4,261,572

		42,222,470

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

Water Utilities (0.1%)
American Water Works Co., Inc.	27,900	$3,881,169
Essential Utilities, Inc.	42,062	1,562,183

		5,443,352

Total Utilities		174,873,847

Total Common Stocks (99.1%) (Cost $1,682,905,349)		7,499,888,207

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Chinook Therapeutics, Inc., CVR *	13,100	—
Mirati Therapeutics, Inc., CVR (r)*	7,300	2,737

Total Rights (0.0%)† (Cost $3,832)		2,737

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	19,829,146	19,829,146

State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.27% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		22,829,146

Total Short-Term Investments (0.3%) (Cost $22,829,146)		22,829,146

Total Investments in Securities (99.4%) (Cost $1,705,738,327)		7,522,720,090
Other Assets Less Liabilities (0.6%)		48,904,029

Net Assets (100%)		$7,571,624,119

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $32,986,800.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $31,559,064. This was collateralized by $9,141,332 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/15/25 – 2/15/55 and by cash of $22,829,146 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	32	9/2025	USD	3,506,720	41,716
S&P 500 E-Mini Index	214	9/2025	USD	66,915,125	1,352,107

					1,393,823

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$699,937,450	$—	$—		$699,937,450
Consumer Discretionary	793,374,575	—	—		793,374,575
Consumer Staples	389,315,426	—	—		389,315,426
Energy	232,195,991	—	—		232,195,991
Financials	1,098,571,478	—	—		1,098,571,478
Health Care	718,436,551	—	—	(a)	718,436,551
Industrials	730,894,820	—	—		730,894,820
Information Technology	2,308,472,348	—	—		2,308,472,348
Materials	168,457,993	—	—		168,457,993
Real Estate	185,357,728	—	—		185,357,728
Utilities	174,873,847	—	—		174,873,847
Futures	1,393,823	—	—		1,393,823
Rights
Health Care	—	—	2,737		2,737
Short-Term Investments
Investment Companies	22,829,146	—	—		22,829,146

Total Assets	$7,524,111,176	$—	$2,737		$7,524,113,913

Total Liabilities	$—	$—	$—		$—

Total	$7,524,111,176	$—	$2,737		$7,524,113,913

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$1,393,823	*

Total		$1,393,823

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,370,769)	$(1,370,769)

Total	$(1,370,769)	$(1,370,769)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$2,193,633	$2,193,633

Total	$2,193,633	$2,193,633

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$139,701,029
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$489,331,486

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,029,591,567
Aggregate gross unrealized depreciation	(231,647,728)

Net unrealized appreciation	$5,797,943,839

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,726,170,074

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $1,705,738,327)	$7,522,720,090
Cash	73,976,278
Dividends, interest and other receivables	4,183,841
Receivable for Portfolio shares sold	596,733
Due from broker for futures variation margin	325,643
Receivable for securities sold	186,873
Securities lending income receivable	9,139
Other assets	77,407

Total assets	7,602,076,004

LIABILITIES
Payable for return of collateral on securities loaned	22,829,146
Payable for Portfolio shares repurchased	3,379,033
Investment management fees payable	1,904,999
Distribution fees payable - Class IA	1,081,010
Administrative fees payable	541,192
Distribution fees payable - Class IB	432,094
Trustees’ fees payable	4,225
Accrued expenses	280,186

Total liabilities	30,451,885

Commitments and contingent liabilities^
NET ASSETS	$7,571,624,119

Net assets were comprised of:
Paid in capital	$1,341,278,314
Total distributable earnings (loss)	6,230,345,805

Net assets	$7,571,624,119

Class IA
Net asset value, offering and redemption price per share, $5,407,771,254 / 103,669,683 shares outstanding (unlimited amount authorized: $0.01 par value)	$52.16

Class IB
Net asset value, offering and redemption price per share, $2,163,852,865 / 41,849,689 shares outstanding (unlimited amount authorized: $0.01 par value)	$51.71

(x)	Includes value of securities on loan of $31,559,064.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,927 foreign withholding tax)	$48,659,084
Interest	950,576
Securities lending (net)	46,048

Total income	49,655,708

EXPENSES
Investment management fees	11,129,388
Distribution fees - Class IA	6,435,319
Administrative fees	3,261,110
Distribution fees - Class IB	2,555,272
Printing and mailing expenses	252,936
Professional fees	176,125
Trustees’ fees	120,783
Custodian fees	82,825
Recoupment fees	35,135
Miscellaneous	258,865

Gross expenses	24,307,758
Less: Waiver from investment manager	(206,445)

Net expenses	24,101,313

NET INVESTMENT INCOME (LOSS)	25,554,395

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	309,161,349
Futures contracts	(1,370,769)

Net realized gain (loss)	307,790,580

Change in unrealized appreciation (depreciation) on:
Investments in securities	56,826,428
Futures contracts	2,193,633

Net change in unrealized appreciation (depreciation)	59,020,061

NET REALIZED AND UNREALIZED GAIN (LOSS)	366,810,641

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$392,365,036

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$25,554,395	$50,708,847
Net realized gain (loss)	307,790,580	521,782,945
Net change in unrealized appreciation (depreciation)	59,020,061	917,399,356

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	392,365,036	1,489,891,148

Distributions to shareholders:
Class IA	—	(386,572,303)
Class IB	—	(153,205,630)

Total distributions to shareholders	—	(539,777,933)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 449,575 and 927,345 shares, respectively ]	21,676,368	44,636,766
Capital shares issued in reinvestment of dividends and distributions [ 0 and 7,571,714 shares, respectively ]	—	386,572,303
Capital shares repurchased [ (5,788,998) and (11,431,042) shares, respectively ]	(282,004,113)	(558,453,800)

Total Class IA transactions	(260,327,745)	(127,244,731)

Class IB
Capital shares sold [ 1,011,949 and 1,982,019 shares, respectively ]	48,989,223	95,704,399
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,027,210 shares, respectively ]	—	153,205,630
Capital shares repurchased [ (2,509,241) and (5,353,159) shares, respectively ]	(121,532,290)	(257,689,822)

Total Class IB transactions	(72,543,067)	(8,779,793)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(332,870,812)	(136,024,524)

TOTAL INCREASE (DECREASE) IN NET ASSETS	59,494,224	814,088,691
NET ASSETS:
Beginning of period	7,512,129,895	6,698,041,204

End of period	$7,571,624,119	$7,512,129,895

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$49.43		$43.14	$36.26	$48.10	$41.35	$36.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17		0.34	0.35	0.36	0.30	0.40
Net realized and unrealized gain (loss)	2.56		9.70	8.71	(9.64)	9.93	6.73

Total from investment operations	2.73		10.04	9.06	(9.28)	10.23	7.13

Less distributions:
Dividends from net investment income	—		(0.38)	(0.46)	(0.32)	(0.33)	(0.42)
Distributions from net realized gains	—		(3.37)	(1.72)	(2.24)	(3.15)	(2.03)

Total dividends and distributions	—		(3.75)	(2.18)	(2.56)	(3.48)	(2.45)

Net asset value, end of period	$52.16		$49.43	$43.14	$36.26	$48.10	$41.35

Total return (b)	5.52%		23.07%	25.12%	(19.46)%	24.93%	19.77%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,407,771		$5,388,310	$4,828,771	$4,220,653	$5,655,827	$4,920,389
Ratio of expenses to average net assets:
After waivers (a)(f)	0.67%		0.67%	0.68%	0.68%	0.68%	0.69%
Before waivers (a)(f)	0.68%		0.68%	0.70%	0.68%	0.68%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.71%		0.70%	0.88%	0.87%	0.65%	1.10%
Before waivers (a)(f)	0.70%		0.69%	0.86%	0.87%	0.65%	1.10%
Portfolio turnover rate^	2	%(z)	2%	2%	3%	3%	4%

Class IB	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$49.00		$42.78	$35.97	$47.75	$41.07	$36.44

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17		0.34	0.35	0.35	0.30	0.40
Net realized and unrealized gain (loss)	2.54		9.63	8.64	(9.57)	9.86	6.68

Total from investment operations	2.71		9.97	8.99	(9.22)	10.16	7.08

Less distributions:
Dividends from net investment income	—		(0.38)	(0.46)	(0.32)	(0.33)	(0.42)
Distributions from net realized gains	—		(3.37)	(1.72)	(2.24)	(3.15)	(2.03)

Total dividends and distributions	—		(3.75)	(2.18)	(2.56)	(3.48)	(2.45)

Net asset value, end of period	$51.71		$49.00	$42.78	$35.97	$47.75	$41.07

Total return (b)	5.53%		23.10%	25.13%	(19.47)%	24.93%	19.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,163,853		$2,123,819	$1,869,271	$1,580,746	$2,088,870	$1,790,054
Ratio of expenses to average net assets:
After waivers (a)(f)	0.67%		0.67%	0.68%	0.68%	0.68%	0.69%
Before waivers (a)(f)	0.68%		0.68%	0.70%	0.68%	0.68%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.71%		0.70%	0.88%	0.87%	0.65%	1.10%
Before waivers (a)(f)	0.71%		0.69%	0.86%	0.87%	0.65%	1.10%
Portfolio turnover rate^	2	%(z)	2%	2%	3%	3%	4%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.0%)†
American Airlines Pass-Through Trust,
Series 2017-2 AA 3.350%, 10/15/29	$217,401	$204,832
Delta Air Lines Pass-Through Trust,
Series 2020-1 AA 2.000%, 6/10/28	350,515	330,788
United Airlines Pass-Through Trust,
Series 2020-1 A 5.875%, 10/15/27	1,905,993	1,940,205

Total Asset-Backed Securities		2,475,825

Corporate Bonds (31.1%)
Communication Services (1.8%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
3.800%, 2/15/27 (x)	1,000,000	992,378
2.300%, 6/1/27	500,000	481,790
1.650%, 2/1/28	185,000	173,452
4.100%, 2/15/28	453,000	451,018
4.350%, 3/1/29	1,665,000	1,665,441
4.300%, 2/15/30	5,159,000	5,136,572
5.400%, 2/15/34	3,000,000	3,068,468
Bell Canada
5.100%, 5/11/33	500,000	499,199
5.200%, 2/15/34	2,000,000	2,001,093
British Telecommunications plc
5.125%, 12/4/28	500,000	510,260
9.625%, 12/15/30 (e)	2,000,000	2,456,847
Deutsche Telekom International Finance BV
8.750%, 6/15/30 (e)	2,500,000	2,946,132
Telefonica Emisiones SA
4.103%, 3/8/27	440,000	437,718
TELUS Corp.
2.800%, 2/16/27	400,000	390,063
Verizon Communications, Inc.
2.100%, 3/22/28	750,000	710,082
4.329%, 9/21/28	7,238,000	7,262,001
3.875%, 2/8/29	140,000	138,020
4.016%, 12/3/29	1,500,000	1,479,345
3.150%, 3/22/30	375,000	354,922
1.500%, 9/18/30	600,000	516,927
1.680%, 10/30/30	1,957,000	1,692,514
2.550%, 3/21/31	1,220,000	1,092,980
5.050%, 5/9/33	325,000	329,201

		34,786,423

Entertainment (0.2%)
Electronic Arts, Inc.
1.850%, 2/15/31	295,000	255,177
Netflix, Inc.
4.900%, 8/15/34	1,385,000	1,411,331
Take-Two Interactive Software, Inc.
4.950%, 3/28/28	500,000	507,552
5.400%, 6/12/29	95,000	97,792
Tencent Music Entertainment Group
2.000%, 9/3/30	215,000	189,985
TWDC Enterprises 18 Corp.
1.850%, 7/30/26	465,000	453,651
2.950%, 6/15/27	1,000,000	981,180
Walt Disney Co. (The)
3.375%, 11/15/26 (x)	300,000	297,199
2.200%, 1/13/28	700,000	670,633
2.000%, 9/1/29	500,000	459,006
2.650%, 1/13/31 (x)	1,250,000	1,149,845
Warnermedia Holdings, Inc.
3.755%, 3/15/27	1,840,000	1,773,300
4.279%, 3/15/32	1,145,000	961,800

		9,208,451

Interactive Media & Services (0.2%)
Alphabet, Inc.
1.998%, 8/15/26	500,000	489,010
0.800%, 8/15/27 (x)	1,000,000	938,620
1.100%, 8/15/30	650,000	560,940
4.500%, 5/15/35	500,000	491,826
Baidu, Inc.
1.625%, 2/23/27	290,000	278,188
4.375%, 3/29/28	290,000	290,510
4.875%, 11/14/28	315,000	320,516
2.375%, 10/9/30	200,000	181,186
2.375%, 8/23/31	500,000	445,920
Meta Platforms, Inc.
4.600%, 5/15/28	500,000	508,779
4.800%, 5/15/30 (x)	350,000	360,056
4.950%, 5/15/33 (x)	2,750,000	2,815,904
4.750%, 8/15/34	410,000	410,923
Weibo Corp.
3.375%, 7/8/30	500,000	464,890

		8,557,268

Media (0.4%)
Charter Communications Operating LLC
2.250%, 1/15/29	585,000	538,773
6.100%, 6/1/29	3,235,000	3,380,284
Comcast Corp.
4.150%, 10/15/28	5,025,000	5,007,998
4.550%, 1/15/29	350,000	353,391
5.100%, 6/1/29 (x)	295,000	304,499
3.400%, 4/1/30	2,500,000	2,395,633
4.650%, 2/15/33 (x)	750,000	744,077
4.800%, 5/15/33	500,000	498,223
5.300%, 5/15/35	350,000	356,220
Fox Corp.
4.709%, 1/25/29	730,000	735,655
3.500%, 4/8/30	2,000,000	1,908,953
6.500%, 10/13/33	450,000	485,776
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	250,000	251,346
2.400%, 3/1/31	1,750,000	1,555,601
5.375%, 6/15/33	350,000	354,879
Paramount Global
3.375%, 2/15/28	570,000	550,923

		19,422,231

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Wireless Telecommunication Services (0.3%)
America Movil SAB de CV
3.625%, 4/22/29	$500,000	$483,613
2.875%, 5/7/30	1,450,000	1,337,625
4.700%, 7/21/32	405,000	398,925
Rogers Communications, Inc.
2.900%, 11/15/26 (x)	500,000	489,071
3.200%, 3/15/27	500,000	490,311
3.800%, 3/15/32	625,000	580,551
5.300%, 2/15/34	2,000,000	2,000,333
T-Mobile USA, Inc.
3.750%, 4/15/27	2,500,000	2,473,946
2.050%, 2/15/28	700,000	660,895
4.950%, 3/15/28	305,000	309,708
4.800%, 7/15/28 (x)	625,000	632,799
2.400%, 3/15/29	340,000	316,367
3.875%, 4/15/30	3,000,000	2,912,483
5.125%, 5/15/32	500,000	509,678
5.200%, 1/15/33	2,610,000	2,648,968
5.750%, 1/15/34	2,000,000	2,086,555

		18,331,828

Total Communication Services		90,306,201

Consumer Discretionary (1.4%)
Automobile Components (0.0%)†
Aptiv Swiss Holdings Ltd.
4.350%, 3/15/29	105,000	103,435
5.150%, 9/13/34	400,000	385,657
BorgWarner, Inc.
2.650%, 7/1/27 (x)	300,000	289,947
5.400%, 8/15/34	75,000	75,927
Lear Corp.
4.250%, 5/15/29	125,000	122,582
Magna International, Inc.
2.450%, 6/15/30	300,000	271,295
5.500%, 3/21/33	500,000	511,849
5.875%, 6/1/35 (x)	90,000	92,068

		1,852,760

Automobiles (0.2%)
Ford Motor Co.
3.250%, 2/12/32	2,500,000	2,106,175
6.100%, 8/19/32 (x)	2,500,000	2,490,100
General Motors Co.
6.800%, 10/1/27	405,000	421,204
5.000%, 10/1/28	750,000	756,095
5.400%, 10/15/29	500,000	510,095
6.250%, 4/15/35	500,000	512,718
Honda Motor Co. Ltd.
2.534%, 3/10/27	165,000	160,065
2.967%, 3/10/32	200,000	178,965
5.337%, 7/8/35	750,000	751,375
Toyota Motor Corp.
5.275%, 7/13/26	240,000	242,140
5.118%, 7/13/28	500,000	513,373
3.669%, 7/20/28	355,000	351,387
2.760%, 7/2/29	250,000	236,315
2.362%, 3/25/31	600,000	537,139
5.123%, 7/13/33	500,000	513,540

		10,280,686

Broadline Retail (0.3%)
Alibaba Group Holding Ltd.
3.400%, 12/6/27 (x)	1,780,000	1,745,183
4.875%, 5/26/30§	1,000,000	1,019,750
2.125%, 2/9/31 (x)	490,000	432,425
Amazon.com, Inc.
3.300%, 4/13/27	1,300,000	1,285,116
1.200%, 6/3/27	340,000	322,557
3.150%, 8/22/27	4,000,000	3,934,438
4.550%, 12/1/27	1,000,000	1,012,308
3.600%, 4/13/32	1,650,000	1,574,722
4.700%, 12/1/32	1,000,000	1,014,838
eBay, Inc.
3.600%, 6/5/27	750,000	740,791
2.700%, 3/11/30	700,000	648,252
2.600%, 5/10/31	1,000,000	895,796
JD.com, Inc.
3.375%, 1/14/30	320,000	305,968

		14,932,144

Distributors (0.0%)†
Genuine Parts Co.
1.875%, 11/1/30	285,000	246,395
6.875%, 11/1/33	1,000,000	1,112,584

		1,358,979

Diversified Consumer Services (0.0%)†
Leland Stanford Junior University (The)
1.289%, 6/1/27	35,000	33,266
4.679%, 3/1/35	250,000	248,356
Yale University
Series 2020 1.482%, 4/15/30	500,000	442,752

		724,374

Hotels, Restaurants & Leisure (0.3%)
Booking Holdings, Inc.
4.625%, 4/13/30	1,500,000	1,517,285
Darden Restaurants, Inc.
6.300%, 10/10/33	290,000	310,233
Expedia Group, Inc.
4.625%, 8/1/27	840,000	842,449
3.250%, 2/15/30	1,500,000	1,414,575
2.950%, 3/15/31	185,000	168,415
5.400%, 2/15/35	160,000	160,672
Hyatt Hotels Corp.
5.750%, 1/30/27	320,000	326,570
4.375%, 9/15/28	950,000	946,475
5.250%, 6/30/29	275,000	279,518
Las Vegas Sands Corp.
6.000%, 8/15/29	250,000	256,811
Marriott International, Inc.
5.000%, 10/15/27	165,000	167,578
5.550%, 10/15/28	585,000	606,021
4.900%, 4/15/29	185,000	187,986
Series AA 4.650%, 12/1/28	500,000	503,139
Series FF 4.625%, 6/15/30	725,000	726,004
Series X 4.000%, 4/15/28	500,000	495,217

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
McDonald’s Corp.
3.500%, 3/1/27	$775,000	$765,967
3.800%, 4/1/28	1,100,000	1,089,868
4.800%, 8/14/28	500,000	509,231
5.000%, 5/17/29	320,000	328,414
2.625%, 9/1/29	290,000	272,359
2.125%, 3/1/30	220,000	199,677
4.600%, 9/9/32 (x)	350,000	350,106
4.950%, 8/14/33	500,000	509,026
4.950%, 3/3/35 (x)	500,000	499,053
Starbucks Corp.
2.000%, 3/12/27	350,000	336,955
3.500%, 3/1/28	750,000	735,447
4.000%, 11/15/28	800,000	793,350
2.250%, 3/12/30	350,000	316,813
3.000%, 2/14/32	220,000	198,530
4.800%, 2/15/33	355,000	355,341
5.400%, 5/15/35	290,000	295,129

		16,464,214

Household Durables (0.1%)
DR Horton, Inc.
1.300%, 10/15/26	275,000	264,396
1.400%, 10/15/27 (x)	750,000	704,626
Leggett & Platt, Inc.
3.500%, 11/15/27 (x)	500,000	484,818
4.400%, 3/15/29 (x)	350,000	339,366
Mohawk Industries, Inc.
5.850%, 9/18/28	125,000	129,775
3.625%, 5/15/30	350,000	333,448
NVR, Inc.
3.000%, 5/15/30	1,320,000	1,229,143
PulteGroup, Inc.
5.000%, 1/15/27	424,000	427,178
Toll Brothers Finance Corp.
5.600%, 6/15/35	355,000	357,021

		4,269,771

Leisure Products (0.0%)†
Hasbro, Inc.
3.550%, 11/19/26	250,000	246,449
3.500%, 9/15/27	290,000	283,314
3.900%, 11/19/29	500,000	481,959

		1,011,722

Specialty Retail (0.4%)
AutoNation, Inc.
3.800%, 11/15/27	500,000	491,648
1.950%, 8/1/28	225,000	208,184
2.400%, 8/1/31	150,000	128,978
3.850%, 3/1/32	300,000	275,703
AutoZone, Inc.
5.050%, 7/15/26	375,000	377,613
4.500%, 2/1/28	280,000	281,801
3.750%, 4/18/29	500,000	488,689
5.100%, 7/15/29	385,000	394,383
4.750%, 8/1/32 (x)	330,000	328,536
5.200%, 8/1/33	500,000	505,646
Best Buy Co., Inc.
4.450%, 10/1/28	1,000,000	1,001,495
1.950%, 10/1/30	375,000	327,870
Home Depot, Inc. (The)
2.125%, 9/15/26	625,000	610,615
2.875%, 4/15/27	335,000	328,267
2.800%, 9/14/27	750,000	730,730
0.900%, 3/15/28 (x)	700,000	644,766
3.900%, 12/6/28 (x)	290,000	288,833
4.900%, 4/15/29	585,000	599,868
2.950%, 6/15/29	455,000	435,072
4.750%, 6/25/29	340,000	346,561
3.250%, 4/15/32	435,000	402,414
4.500%, 9/15/32	440,000	441,454
4.950%, 6/25/34	3,000,000	3,031,523
Lowe’s Cos., Inc.
3.350%, 4/1/27	180,000	177,261
3.100%, 5/3/27	750,000	735,143
1.300%, 4/15/28	655,000	605,389
1.700%, 9/15/28	250,000	231,235
3.650%, 4/5/29	680,000	663,569
1.700%, 10/15/30	655,000	569,458
2.625%, 4/1/31	1,750,000	1,575,228
3.750%, 4/1/32	500,000	470,723
5.000%, 4/15/33	415,000	418,779
O’Reilly Automotive, Inc.
4.350%, 6/1/28	800,000	802,293
4.700%, 6/15/32	250,000	247,745
5.000%, 8/19/34	500,000	496,570
TJX Cos., Inc. (The)
2.250%, 9/15/26	500,000	489,736
1.150%, 5/15/28	300,000	277,044
Tractor Supply Co.
1.750%, 11/1/30	280,000	242,485
5.250%, 5/15/33	75,000	76,443

		20,749,750

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc.
2.375%, 11/1/26	1,000,000	977,950
2.850%, 3/27/30	1,000,000	940,180
Ralph Lauren Corp.
2.950%, 6/15/30	130,000	121,400

		2,039,530

Total Consumer Discretionary		73,683,930

Consumer Staples (1.9%)
Beverages (0.5%)
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29	3,470,000	3,526,672
Brown-Forman Corp.
4.750%, 4/15/33	800,000	796,138
Coca-Cola Co. (The)
2.900%, 5/25/27 (x)	500,000	490,388
1.450%, 6/1/27	300,000	286,182
1.500%, 3/5/28	730,000	685,571
1.000%, 3/15/28	440,000	408,001
2.125%, 9/6/29	750,000	695,186
1.650%, 6/1/30	1,010,000	895,038
2.000%, 3/5/31 (x)	835,000	741,005
4.650%, 8/14/34 (x)	280,000	281,249
Coca-Cola Consolidated, Inc.
5.250%, 6/1/29	125,000	128,745

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Coca-Cola Femsa SAB de CV
2.750%, 1/22/30	$1,295,000	$1,204,143
5.100%, 5/6/35	500,000	496,870
Constellation Brands, Inc.
3.500%, 5/9/27	300,000	294,919
4.350%, 5/9/27	500,000	499,720
4.650%, 11/15/28	310,000	312,186
3.150%, 8/1/29	750,000	712,065
2.250%, 8/1/31	475,000	411,695
4.750%, 5/9/32	500,000	494,960
4.900%, 5/1/33 (x)	250,000	247,359
Diageo Capital plc
3.875%, 5/18/28 (x)	400,000	397,392
2.375%, 10/24/29	410,000	379,793
2.000%, 4/29/30	245,000	220,339
5.625%, 10/5/33	1,500,000	1,573,937
Keurig Dr Pepper, Inc.
2.550%, 9/15/26	200,000	195,858
3.950%, 4/15/29 (x)	500,000	491,823
2.250%, 3/15/31	210,000	185,260
4.050%, 4/15/32	335,000	321,809
5.150%, 5/15/35	750,000	743,972
Molson Coors Beverage Co.
3.000%, 7/15/26	680,000	669,848
Pepsico Singapore Financing I Pte. Ltd.
4.700%, 2/16/34	2,000,000	1,985,348
PepsiCo, Inc.
2.375%, 10/6/26	670,000	656,457
2.625%, 3/19/27	350,000	341,917
3.600%, 2/18/28 (x)	500,000	495,208
4.450%, 5/15/28	300,000	304,031
2.625%, 7/29/29 (x)	375,000	353,715
2.750%, 3/19/30	350,000	327,733
1.625%, 5/1/30	190,000	168,395
1.950%, 10/21/31 (x)	3,130,000	2,716,052
3.900%, 7/18/32 (x)	200,000	193,005
4.450%, 2/15/33	300,000	300,102
4.800%, 7/17/34	200,000	200,945

		26,831,031

Consumer Staples Distribution & Retail (0.4%)
Costco Wholesale Corp.
3.000%, 5/18/27	2,500,000	2,460,449
Dollar General Corp.
3.875%, 4/15/27	500,000	495,091
4.625%, 11/1/27	400,000	401,907
5.200%, 7/5/28	415,000	422,830
Dollar Tree, Inc.
2.650%, 12/1/31	500,000	441,170
Kroger Co. (The)
2.650%, 10/15/26	600,000	587,408
4.500%, 1/15/29	350,000	352,544
1.700%, 1/15/31	625,000	538,589
5.000%, 9/15/34	2,340,000	2,317,007
Sysco Corp.
2.400%, 2/15/30	115,000	105,056
5.950%, 4/1/30	2,000,000	2,115,922
2.450%, 12/14/31	180,000	157,384
Target Corp.
1.950%, 1/15/27	400,000	387,419
3.375%, 4/15/29 (x)	750,000	729,475
4.500%, 9/15/32	500,000	497,113
4.400%, 1/15/33	85,000	83,692
Walmart, Inc.
3.050%, 7/8/26 (x)	415,000	410,653
1.050%, 9/17/26	500,000	482,786
3.950%, 9/9/27	440,000	440,282
3.900%, 4/15/28	315,000	315,184
1.500%, 9/22/28	475,000	439,565
2.375%, 9/24/29	19,000	17,779
4.000%, 4/15/30	250,000	250,075
1.800%, 9/22/31	210,000	182,722
4.150%, 9/9/32	470,000	463,826
4.100%, 4/15/33	2,335,000	2,282,473
4.900%, 4/28/35 (x)	180,000	181,494

		17,559,895

Food Products (0.4%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26	500,000	490,913
2.900%, 3/1/32	340,000	306,504
Bunge Ltd. Finance Corp.
3.250%, 8/15/26	215,000	212,224
3.750%, 9/25/27	225,000	222,810
2.750%, 5/14/31	750,000	678,519
4.650%, 9/17/34	200,000	193,629
Campbell’s Co. (The)
5.400%, 3/21/34	750,000	760,556
Conagra Brands, Inc.
5.300%, 10/1/26	295,000	297,855
4.850%, 11/1/28	885,000	892,659
Flowers Foods, Inc.
3.500%, 10/1/26	535,000	527,082
2.400%, 3/15/31	160,000	139,332
General Mills, Inc.
4.200%, 4/17/28	375,000	374,139
2.250%, 10/14/31 (x)	875,000	759,807
4.950%, 3/29/33	180,000	179,502
Hershey Co. (The)
4.250%, 5/4/28	350,000	352,476
2.450%, 11/15/29	200,000	185,980
1.700%, 6/1/30	390,000	345,326
4.500%, 5/4/33 (x)	355,000	351,193
5.100%, 2/24/35	200,000	202,920
Hormel Foods Corp.
1.700%, 6/3/28	535,000	499,745
1.800%, 6/11/30 (x)	415,000	368,925
Ingredion, Inc.
3.200%, 10/1/26	200,000	196,677
J M Smucker Co. (The)
3.375%, 12/15/27	850,000	834,195
2.375%, 3/15/30	185,000	168,180
JBS USA Holding Lux Sarl
5.125%, 2/1/28	2,500,000	2,538,554
Kellanova
3.400%, 11/15/27	650,000	639,375
4.300%, 5/15/28	500,000	502,639
5.250%, 3/1/33	180,000	183,607
McCormick & Co., Inc.
3.400%, 8/15/27	750,000	736,736
1.850%, 2/15/31	165,000	142,950
4.950%, 4/15/33	290,000	292,280
4.700%, 10/15/34	165,000	159,349

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Mondelez International, Inc.
2.625%, 3/17/27	$400,000	$389,600
2.750%, 4/13/30	835,000	774,003
3.000%, 3/17/32	400,000	360,071
4.750%, 8/28/34	125,000	122,991
5.125%, 5/6/35	500,000	501,533
Tyson Foods, Inc.
3.550%, 6/2/27	975,000	960,953
4.350%, 3/1/29	325,000	322,939
Unilever Capital Corp.
2.000%, 7/28/26	250,000	244,328
3.500%, 3/22/28	1,000,000	986,509
4.875%, 9/8/28	200,000	204,725
2.125%, 9/6/29 (x)	500,000	460,549
1.375%, 9/14/30	210,000	182,420
1.750%, 8/12/31	345,000	298,440
4.625%, 8/12/34	220,000	218,071

		20,763,770

Household Products (0.2%)
Church & Dwight Co., Inc.
2.300%, 12/15/31	210,000	182,726
Clorox Co. (The)
3.100%, 10/1/27	500,000	487,775
3.900%, 5/15/28	500,000	495,482
4.400%, 5/1/29	500,000	501,306
1.800%, 5/15/30	140,000	123,556
4.600%, 5/1/32	500,000	498,984
Colgate-Palmolive Co.
3.100%, 8/15/27	250,000	245,463
4.600%, 3/1/28	355,000	361,253
Kimberly-Clark Corp.
1.050%, 9/15/27	250,000	234,731
3.950%, 11/1/28	375,000	373,987
3.200%, 4/25/29	750,000	727,327
2.000%, 11/2/31	750,000	661,641
4.500%, 2/16/33	100,000	99,906
Procter & Gamble Co. (The)
2.450%, 11/3/26	500,000	490,305
1.900%, 2/1/27	600,000	581,122
2.850%, 8/11/27	1,000,000	978,122
3.950%, 1/26/28 (x)	250,000	251,233
1.200%, 10/29/30	500,000	431,399
1.950%, 4/23/31 (x)	1,000,000	886,836
2.300%, 2/1/32 (x)	600,000	537,132
4.050%, 1/26/33 (x)	250,000	246,563

		9,396,849

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The)
3.150%, 3/15/27 (x)	500,000	491,675
4.375%, 5/15/28	225,000	225,518
1.950%, 3/15/31	585,000	508,981
4.650%, 5/15/33	250,000	245,881
Haleon US Capital LLC
3.375%, 3/24/27	550,000	541,857
3.375%, 3/24/29	500,000	482,988
3.625%, 3/24/32	610,000	570,096

		3,066,996

Tobacco (0.3%)
Altria Group, Inc.
2.625%, 9/16/26	430,000	421,498
3.400%, 5/6/30	2,240,000	2,125,049
6.875%, 11/1/33	1,000,000	1,117,487
BAT Capital Corp.
3.215%, 9/6/26	750,000	739,186
2.259%, 3/25/28	350,000	330,749
3.462%, 9/6/29	750,000	719,714
4.906%, 4/2/30	1,500,000	1,518,944
6.343%, 8/2/30	500,000	537,259
4.742%, 3/16/32	500,000	496,227
7.750%, 10/19/32	110,000	126,980
6.421%, 8/2/33	500,000	544,119
BAT International Finance plc
4.448%, 3/16/28	500,000	500,624
5.931%, 2/2/29	390,000	408,644
Philip Morris International, Inc.
3.125%, 8/17/27	1,000,000	977,927
4.875%, 2/15/28 (x)	1,500,000	1,523,543
5.250%, 9/7/28	500,000	514,863
5.125%, 2/15/30	1,500,000	1,541,002
2.100%, 5/1/30	120,000	107,990
1.750%, 11/1/30	300,000	260,973
5.375%, 2/15/33	1,500,000	1,547,253
5.625%, 9/7/33	500,000	523,482
4.900%, 11/1/34	500,000	497,231
4.875%, 4/30/35	375,000	369,539

		17,450,283

Total Consumer Staples		95,068,824

Energy (1.7%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC
2.061%, 12/15/26	500,000	484,437
3.337%, 12/15/27	1,250,000	1,224,234
3.138%, 11/7/29	215,000	204,749
4.486%, 5/1/30	145,000	145,142
Halliburton Co.
2.920%, 3/1/30 (x)	2,000,000	1,860,887
Helmerich & Payne, Inc.
2.900%, 9/29/31	105,000	87,316

		4,006,765

Oil, Gas & Consumable Fuels (1.6%)
Boardwalk Pipelines LP
4.800%, 5/3/29	415,000	419,056
BP Capital Markets America, Inc.
4.234%, 11/6/28	1,250,000	1,249,767
4.970%, 10/17/29	500,000	512,476
1.749%, 8/10/30	3,300,000	2,896,373
2.721%, 1/12/32	625,000	556,323
4.812%, 2/13/33	215,000	214,689
4.893%, 9/11/33	1,000,000	996,755
5.227%, 11/17/34	1,000,000	1,015,631
BP Capital Markets plc
3.279%, 9/19/27	1,250,000	1,225,329
Canadian Natural Resources Ltd.
3.850%, 6/1/27	1,300,000	1,287,206
2.950%, 7/15/30 (x)	350,000	320,699
5.400%, 12/15/34§	250,000	247,559

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	$2,500,000	$2,522,458
Cheniere Energy Partners LP
5.950%, 6/30/33	925,000	962,729
Chevron Corp.
1.995%, 5/11/27	250,000	241,354
2.236%, 5/11/30	1,325,000	1,207,674
Chevron USA, Inc.
1.018%, 8/12/27	310,000	291,623
4.819%, 4/15/32	500,000	508,791
CNOOC Finance 2013 Ltd.
2.875%, 9/30/29	600,000	570,474
CNOOC Finance 2015 USA LLC
4.375%, 5/2/28	200,000	198,474
Coterra Energy, Inc.
4.375%, 3/15/29	350,000	346,245
Devon Energy Corp.
5.200%, 9/15/34 (x)	1,000,000	969,768
Diamondback Energy, Inc.
3.250%, 12/1/26	765,000	753,139
5.150%, 1/30/30	375,000	383,108
Enbridge, Inc.
1.600%, 10/4/26	270,000	260,713
4.250%, 12/1/26 (x)	500,000	499,175
3.125%, 11/15/29	750,000	707,121
5.700%, 3/8/33	275,000	284,859
5.550%, 6/20/35	335,000	340,445
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 7.200%, 6/27/54 (k)	2,000,000	2,050,000
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.500%, 1/15/84 (k)	355,000	395,381
Energy Transfer LP
3.900%, 7/15/26	500,000	496,985
4.950%, 5/15/28	300,000	303,558
4.950%, 6/15/28	375,000	379,783
5.250%, 4/15/29	1,000,000	1,023,226
4.150%, 9/15/29	750,000	737,128
6.400%, 12/1/30	460,000	495,419
6.550%, 12/1/33	1,500,000	1,626,607
5.550%, 5/15/34	1,000,000	1,009,945
5.600%, 9/1/34	1,000,000	1,013,699
Enterprise Products Operating LLC
4.150%, 10/16/28	600,000	599,128
3.125%, 7/31/29	750,000	716,640
2.800%, 1/31/30	755,000	707,008
5.350%, 1/31/33	500,000	516,375
4.850%, 1/31/34	1,000,000	993,452
(CME Term SOFR 3 Month + 2.83%), 5.375%, 2/15/78 (k)	500,000	491,250
Series E (CME Term SOFR 3 Month + 3.29%), 5.250%, 8/16/77 (k)	750,000	739,688
EOG Resources, Inc.
5.000%, 7/15/32	500,000	505,943
EQT Corp.
5.700%, 4/1/28	375,000	385,170
5.750%, 2/1/34	2,000,000	2,066,271
Equinor ASA
3.625%, 9/10/28	600,000	591,952
2.375%, 5/22/30	375,000	343,731
5.125%, 6/3/35	500,000	506,885
Exxon Mobil Corp.
2.275%, 8/16/26	500,000	490,383
HF Sinclair Corp.
6.250%, 1/15/35 (x)	750,000	758,186
Kinder Morgan, Inc.
1.750%, 11/15/26	1,715,000	1,656,433
4.300%, 3/1/28	1,250,000	1,249,472
5.100%, 8/1/29	235,000	239,487
5.400%, 2/1/34 (x)	2,000,000	2,023,114
Marathon Petroleum Corp.
3.800%, 4/1/28	300,000	295,629
MPLX LP
4.125%, 3/1/27	2,085,000	2,072,643
2.650%, 8/15/30	455,000	410,483
Occidental Petroleum Corp.
5.200%, 8/1/29	320,000	321,119
5.375%, 1/1/32	2,000,000	1,984,282
5.550%, 10/1/34	1,000,000	977,564
ONEOK, Inc.
5.550%, 11/1/26	290,000	293,367
4.000%, 7/13/27	225,000	223,368
5.650%, 11/1/28	190,000	196,613
4.350%, 3/15/29	500,000	495,387
3.400%, 9/1/29	500,000	477,061
3.100%, 3/15/30	350,000	326,701
3.250%, 6/1/30	250,000	233,218
5.800%, 11/1/30	310,000	323,440
5.050%, 11/1/34	2,000,000	1,938,635
Ovintiv, Inc.
5.650%, 5/15/28	420,000	431,123
Phillips 66
3.900%, 3/15/28	500,000	494,717
Phillips 66 Co.
3.550%, 10/1/26	300,000	296,849
4.950%, 12/1/27	500,000	507,152
Pioneer Natural Resources Co.
1.900%, 8/15/30	1,000,000	885,931
2.150%, 1/15/31	260,000	230,666
Plains All American Pipeline LP
4.500%, 12/15/26 (x)	500,000	500,704
3.550%, 12/15/29	2,500,000	2,386,363
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	500,000	502,908
4.500%, 5/15/30	1,225,000	1,220,598
Shell Finance US, Inc.
2.750%, 4/6/30 (x)	415,000	388,872
South Bow USA Infrastructure Holdings LLC
5.584%, 10/1/34§	1,000,000	986,506
Spectra Energy Partners LP
3.375%, 10/15/26	315,000	310,600
Targa Resources Corp.
5.200%, 7/1/27	1,040,000	1,053,284
6.500%, 3/30/34	2,000,000	2,143,487
TC PipeLines LP
3.900%, 5/25/27	200,000	197,691

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
TotalEnergies Capital International SA
3.455%, 2/19/29 (x)	$750,000	$733,005
TotalEnergies Capital SA
3.883%, 10/11/28	250,000	248,749
4.724%, 9/10/34	250,000	247,962
TransCanada PipeLines Ltd.
4.250%, 5/15/28	1,750,000	1,744,033
Transcontinental Gas Pipe Line Co. LLC
4.000%, 3/15/28	500,000	494,975
3.250%, 5/15/30	250,000	235,484
Valero Energy Corp.
2.150%, 9/15/27	750,000	714,891
4.350%, 6/1/28	240,000	239,888
4.000%, 4/1/29	765,000	749,775
Valero Energy Partners LP
4.500%, 3/15/28	500,000	498,509
Western Midstream Operating LP
6.350%, 1/15/29	415,000	434,112
6.150%, 4/1/33	415,000	430,247
5.450%, 11/15/34	1,000,000	979,601
Williams Cos., Inc. (The)
3.750%, 6/15/27	500,000	493,882
5.300%, 8/15/28	500,000	513,366
2.600%, 3/15/31	1,165,000	1,041,664
4.650%, 8/15/32	750,000	734,538
5.650%, 3/15/33	500,000	518,309
5.150%, 3/15/34	750,000	748,858

		82,011,121

Total Energy		86,017,886

Financials (12.9%)
Banks (7.3%)
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.70%), 6.138%, 9/14/28 (k)	600,000	620,088
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34 (k)	500,000	565,629
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 6.033%, 3/13/35 (k)(x)	1,000,000	1,037,073
Banco Santander SA
4.250%, 4/11/27	1,000,000	997,357
5.294%, 8/18/27	435,000	441,927
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.722%, 9/14/27 (k)	485,000	468,348
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28 (k)	200,000	198,636
4.379%, 4/12/28	1,200,000	1,196,296
5.588%, 8/8/28	500,000	516,183
3.306%, 6/27/29	800,000	766,544
3.490%, 5/28/30	200,000	189,647
2.749%, 12/3/30	1,745,000	1,553,352
2.958%, 3/25/31	480,000	437,429
5.439%, 7/15/31	500,000	519,336
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.225%, 11/22/32 (k)	600,000	537,133
6.921%, 8/8/33	295,000	319,206
6.938%, 11/7/33	1,250,000	1,408,700
6.350%, 3/14/34	600,000	627,680
6.033%, 1/17/35	325,000	341,562
Bank of America Corp.
(SOFR + 0.96%), 1.734%, 7/22/27 (k)	2,410,000	2,342,451
(SOFR + 1.34%), 5.933%, 9/15/27 (k)	1,000,000	1,017,776
(CME Term SOFR 3 Month + 1.84%), 3.824%, 1/20/28 (k)	1,000,000	990,861
(SOFR + 1.05%), 2.551%, 2/4/28 (k)	800,000	777,539
(CME Term SOFR 3 Month + 1.77%), 3.705%, 4/24/28 (k)	1,500,000	1,482,453
(SOFR + 1.58%), 4.376%, 4/27/28 (k)	1,250,000	1,249,740
(CME Term SOFR 3 Month + 1.30%), 3.419%, 12/20/28 (k)	4,450,000	4,348,976
(CME Term SOFR 3 Month + 1.33%), 3.970%, 3/5/29 (k)	2,000,000	1,973,586
(SOFR + 1.63%), 5.202%, 4/25/29 (k)	1,000,000	1,021,799
(SOFR + 1.06%), 2.087%, 6/14/29 (k)	2,150,000	2,009,642
(CME Term SOFR 3 Month + 1.57%), 4.271%, 7/23/29 (k)	2,250,000	2,239,398
(SOFR + 1.57%), 5.819%, 9/15/29 (k)	1,000,000	1,040,953
(CME Term SOFR 3 Month + 1.44%), 3.194%, 7/23/30 (k)	1,300,000	1,235,807
(CME Term SOFR 3 Month + 1.25%), 2.496%, 2/13/31 (k)	2,500,000	2,281,233
(SOFR + 1.53%), 1.898%, 7/23/31 (k)	1,000,000	876,663
(SOFR + 1.37%), 1.922%, 10/24/31 (k)	1,500,000	1,305,886
(SOFR + 1.32%), 2.687%, 4/22/32 (k)	2,000,000	1,792,317
(SOFR + 1.22%), 2.299%, 7/21/32 (k)	1,500,000	1,306,150
(SOFR + 1.21%), 2.572%, 10/20/32 (k)	1,350,000	1,187,245
(SOFR + 1.33%), 2.972%, 2/4/33 (k)	490,000	438,193
(SOFR + 1.83%), 4.571%, 4/27/33 (k)	1,000,000	983,022
(SOFR + 2.16%), 5.015%, 7/22/33 (k)	1,000,000	1,008,431
(SOFR + 1.91%), 5.288%, 4/25/34 (k)	1,000,000	1,019,315
(SOFR + 1.84%), 5.872%, 9/15/34 (k)	1,750,000	1,840,682
(SOFR + 1.65%), 5.468%, 1/23/35 (k)	2,000,000	2,048,442
(SOFR + 1.91%), 5.425%, 8/15/35 (k)	500,000	498,224

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.74%), 5.518%, 10/25/35 (k)	$500,000	$498,449
(SOFR + 1.31%), 5.511%, 1/24/36 (k)	375,000	385,695
(SOFR + 1.70%), 5.744%, 2/12/36 (k)	675,000	683,433
(SOFR + 1.64%), 5.464%, 5/9/36 (k)	500,000	512,196
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36 (k)	1,750,000	1,478,656
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.846%, 3/8/37 (k)	1,400,000	1,277,969
Series N (SOFR + 1.22%), 2.651%, 3/11/32 (k)	500,000	447,713
Bank of America NA
5.526%, 8/18/26	750,000	760,438
Bank of Montreal
1.250%, 9/15/26	500,000	482,323
2.650%, 3/8/27	265,000	258,713
5.203%, 2/1/28 (x)	500,000	511,533
5.717%, 9/25/28	500,000	520,689
5.511%, 6/4/31 (x)	500,000	520,942
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.40%), 3.088%, 1/10/37 (k)	750,000	649,541
Series H 4.700%, 9/14/27 (x)	500,000	504,842
Bank of Nova Scotia (The)
2.700%, 8/3/26 (x)	750,000	737,609
1.300%, 9/15/26 (x)	500,000	482,618
1.950%, 2/2/27	175,000	168,946
2.951%, 3/11/27	500,000	489,770
5.250%, 6/12/28 (x)	200,000	205,775
5.450%, 8/1/29	295,000	306,737
4.850%, 2/1/30	125,000	127,131
2.150%, 8/1/31	500,000	436,163
2.450%, 2/2/32	250,000	217,103
Series 2 (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.625%, 10/27/81 (k)	2,250,000	2,103,446
BankUnited, Inc.
5.125%, 6/11/30	750,000	740,625
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.279%, 11/24/27 (k)	735,000	712,258
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 5.501%, 8/9/28 (k)	690,000	702,938
(SOFR + 1.34%), 4.837%, 9/10/28 (k)	305,000	307,046
4.972%, 5/16/29	1,000,000	1,009,224
(SOFR + 1.74%), 5.690%, 3/12/30 (k)	2,000,000	2,064,453
5.088%, 6/20/30	2,000,000	2,003,953
(SOFR + 1.56%), 4.942%, 9/10/30 (k)	285,000	287,002
(SOFR + 1.23%), 5.367%, 2/25/31 (k)	1,000,000	1,018,477
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32 (k)	1,000,000	885,570
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.894%, 11/24/32 (k)	675,000	597,145
(SOFR + 2.98%), 6.224%, 5/9/34 (k)	450,000	475,688
(SOFR + 3.57%), 7.119%, 6/27/34 (k)	935,000	1,019,620
(SOFR + 2.62%), 6.692%, 9/13/34 (k)	1,350,000	1,471,283
(SOFR + 1.91%), 5.335%, 9/10/35 (k)	460,000	456,024
(SOFR + 1.59%), 5.785%, 2/25/36 (k)	1,250,000	1,273,142
BPCE SA
3.375%, 12/2/26	500,000	494,095
Canadian Imperial Bank of Commerce
5.615%, 7/17/26	200,000	202,446
5.926%, 10/2/26 (x)	500,000	509,343
3.450%, 4/7/27 (x)	225,000	221,792
(SOFR + 0.93%), 4.508%, 9/11/27 (k)	190,000	190,090
5.001%, 4/28/28	500,000	509,184
5.986%, 10/3/28	500,000	524,228
5.260%, 4/8/29	500,000	513,748
(SOFR + 1.34%), 4.631%, 9/11/30 (k)	160,000	159,876
3.600%, 4/7/32	225,000	208,401
6.092%, 10/3/33 (x)	250,000	267,637
Capital One NA
3.450%, 7/27/26	840,000	830,338
4.650%, 9/13/28	625,000	627,628
2.700%, 2/6/30	250,000	229,906
Citibank NA
5.803%, 9/29/28	1,000,000	1,045,226
4.914%, 5/29/30	715,000	727,905
5.570%, 4/30/34	1,500,000	1,560,193
Citigroup, Inc.
4.450%, 9/29/27	1,250,000	1,249,686
(SOFR + 1.28%), 3.070%, 2/24/28 (k)	1,000,000	976,738
(SOFR + 1.89%), 4.658%, 5/24/28 (k)	715,000	717,168
(CME Term SOFR 3 Month + 1.41%), 3.520%, 10/27/28 (k)	2,500,000	2,444,228
(CME Term SOFR 3 Month + 1.45%), 4.075%, 4/23/29 (k)	2,000,000	1,976,538
(CME Term SOFR 3 Month + 1.60%), 3.980%, 3/20/30 (k)	1,750,000	1,710,682
(SOFR + 1.42%), 2.976%, 11/5/30 (k)	1,250,000	1,168,366
(SOFR + 1.15%), 2.666%, 1/29/31 (k)	1,500,000	1,373,710
(SOFR + 2.11%), 2.572%, 6/3/31 (k)	2,000,000	1,806,850

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.17%), 2.561%, 5/1/32 (k)	$835,000	$739,317
(SOFR + 1.18%), 2.520%, 11/3/32 (k)	895,000	781,384
(SOFR + 1.35%), 3.057%, 1/25/33 (k)	800,000	714,658
(SOFR + 1.94%), 3.785%, 3/17/33 (k)	1,500,000	1,399,386
(SOFR + 2.09%), 4.910%, 5/24/33 (k)	500,000	496,730
(SOFR + 2.66%), 6.174%, 5/25/34 (k)	715,000	746,405
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.28%), 5.592%, 11/19/34 (k)	3,000,000	3,041,935
(SOFR + 2.06%), 5.827%, 2/13/35 (k)	3,000,000	3,045,162
(SOFR + 1.45%), 5.449%, 6/11/35 (k)	1,000,000	1,018,493
(SOFR + 1.83%), 6.020%, 1/24/36 (k)	320,000	327,794
(SOFR + 1.47%), 5.333%, 3/27/36 (k)	750,000	753,223
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.73%), 5.411%, 9/19/39 (k)	500,000	484,700
Citizens Bank NA
(SOFR + 2.00%), 4.575%, 8/9/28 (k)	500,000	500,843
Citizens Financial Group, Inc.
2.850%, 7/27/26	500,000	490,570
2.500%, 2/6/30	150,000	135,903
3.250%, 4/30/30	470,000	439,219
(SOFR + 1.91%), 5.718%, 7/23/32 (k)	300,000	309,717
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.641%, 5/21/37 (k)(x)	500,000	494,000
Comerica Bank
(SOFR + 2.61%), 5.332%, 8/25/33 (k)	250,000	242,161
Comerica, Inc.
4.000%, 2/1/29	450,000	439,450
Cooperatieve Rabobank UA
3.750%, 7/21/26	815,000	808,658
4.494%, 10/17/29	1,200,000	1,213,409
Fifth Third Bancorp
(SOFR + 0.69%), 1.707%, 11/1/27 (k)(x)	310,000	299,145
3.950%, 3/14/28	750,000	742,088
(SOFR + 1.36%), 4.055%, 4/25/28 (k)	290,000	287,784
(SOFR + 2.34%), 6.339%, 7/27/29 (k)	105,000	110,524
(United States SOFR Compounded Index + 2.13%), 4.772%, 7/28/30 (k)	500,000	502,373
(SOFR + 1.66%), 4.337%, 4/25/33 (k)	250,000	237,684
Fifth Third Bank NA
2.250%, 2/1/27	300,000	290,593
First Citizens BancShares, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.97%), 6.254%, 3/12/40 (k)	500,000	497,582
HSBC Holdings plc
(SOFR + 1.57%), 5.887%, 8/14/27 (k)	1,750,000	1,773,596
(CME Term SOFR 3 Month + 1.81%), 4.041%, 3/13/28 (k)	1,250,000	1,238,763
(SOFR + 2.11%), 4.755%, 6/9/28 (k)	1,000,000	1,003,017
(SOFR + 2.61%), 5.210%, 8/11/28 (k)	495,000	501,789
(SOFR + 1.97%), 6.161%, 3/9/29 (k)	380,000	394,806
(CME Term SOFR 3 Month + 1.80%), 4.583%, 6/19/29 (k)	1,120,000	1,121,434
(SOFR + 1.29%), 2.206%, 8/17/29 (k)	450,000	418,489
(CME Term SOFR 3 Month + 1.87%), 3.973%, 5/22/30 (k)	1,165,000	1,132,690
(SOFR + 1.29%), 5.286%, 11/19/30 (k)	2,000,000	2,039,387
(SOFR + 2.39%), 2.848%, 6/4/31 (k)	5,715,000	5,213,384
(SOFR + 1.52%), 5.733%, 5/17/32 (k)	370,000	383,767
(SOFR + 1.19%), 2.804%, 5/24/32 (k)	595,000	527,778
(SOFR + 1.41%), 2.871%, 11/22/32 (k)	790,000	697,647
(SOFR + 2.53%), 4.762%, 3/29/33 (k)	420,000	410,056
(SOFR + 2.87%), 5.402%, 8/11/33 (k)	490,000	502,518
(SOFR + 2.39%), 6.254%, 3/9/34 (k)	750,000	800,779
(SOFR + 2.98%), 6.547%, 6/20/34 (k)	1,000,000	1,059,923
(SOFR + 3.02%), 7.399%, 11/13/34 (k)	1,000,000	1,115,758
(SOFR + 1.78%), 5.719%, 3/4/35 (k)	750,000	777,158
(SOFR + 1.90%), 5.874%, 11/18/35 (k)(x)	2,000,000	2,021,394
(SOFR + 1.56%), 5.450%, 3/3/36 (k)	460,000	461,200
(SOFR + 1.88%), 5.790%, 5/13/36 (k)	500,000	513,563
Huntington Bancshares, Inc.
(SOFR + 1.97%), 4.443%, 8/4/28 (k)	250,000	249,673
(SOFR + 2.02%), 6.208%, 8/21/29 (k)	500,000	523,181
2.550%, 2/4/30	500,000	456,026
(SOFR + 1.28%), 5.272%, 1/15/31 (k)	1,000,000	1,023,921
(SOFR + 2.05%), 5.023%, 5/17/33 (k)	420,000	413,962
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36 (k)	500,000	419,500

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Huntington National Bank (The)
(United States SOFR Compounded Index + 1.65%), 4.552%, 5/17/28 (k)	$250,000	$250,860
Industrial & Commercial Bank of China Ltd.
3.538%, 11/8/27	500,000	492,895
ING Groep NV
3.950%, 3/29/27 (x)	1,250,000	1,242,444
(SOFR + 1.56%), 6.083%, 9/11/27 (k)	250,000	254,594
(SOFR + 1.83%), 4.017%, 3/28/28 (k)	500,000	496,412
4.050%, 4/9/29 (x)	560,000	552,129
(SOFR + 1.44%), 5.335%, 3/19/30 (k)	1,000,000	1,023,940
(SOFR + 1.32%), 2.727%, 4/1/32 (k)	265,000	237,769
(SOFR + 2.09%), 6.114%, 9/11/34 (k)	315,000	333,659
(SOFR + 1.77%), 5.550%, 3/19/35 (k)	750,000	765,826
(SOFR + 1.61%), 5.525%, 3/25/36 (k)	425,000	432,354
JPMorgan Chase & Co.
(SOFR + 0.77%), 1.470%, 9/22/27 (k)	925,000	892,024
(SOFR + 1.17%), 2.947%, 2/24/28 (k)	300,000	293,167
(SOFR + 1.56%), 4.323%, 4/26/28 (k)	1,000,000	999,049
(CME Term SOFR 3 Month + 1.64%), 3.540%, 5/1/28 (k)	2,750,000	2,709,342
(SOFR + 1.89%), 2.182%, 6/1/28 (k)	1,750,000	1,680,392
(CME Term SOFR 3 Month + 1.21%), 3.509%, 1/23/29 (k)	4,750,000	4,651,029
(CME Term SOFR 3 Month + 1.38%), 4.005%, 4/23/29 (k)	1,500,000	1,485,407
(SOFR + 1.02%), 2.069%, 6/1/29 (k)	1,110,000	1,040,482
(CME Term SOFR 3 Month + 1.52%), 4.203%, 7/23/29 (k)	1,500,000	1,492,137
(SOFR + 1.45%), 5.299%, 7/24/29 (k)	1,250,000	1,281,649
(SOFR + 1.57%), 6.087%, 10/23/29 (k)	865,000	909,039
(CME Term SOFR 3 Month + 1.59%), 4.452%, 12/5/29 (k)	1,000,000	1,000,746
(SOFR + 1.16%), 5.581%, 4/22/30 (k)	2,435,000	2,526,440
(CME Term SOFR 3 Month + 1.42%), 3.702%, 5/6/30 (k)	625,000	606,903
(SOFR + 1.75%), 4.565%, 6/14/30 (k)(x)	555,000	556,834
(SOFR + 1.13%), 4.995%, 7/22/30 (k)	500,000	507,558
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30 (k)	1,735,000	1,615,627
(CME Term SOFR 3 Month + 2.52%), 2.956%, 5/13/31 (k)	815,000	751,767
(CME Term SOFR 3 Month + 1.11%), 1.764%, 11/19/31 (k)	1,250,000	1,078,923
(SOFR + 1.07%), 1.953%, 2/4/32 (k)	750,000	647,835
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32 (k)	1,155,000	1,029,974
(SOFR + 1.18%), 2.545%, 11/8/32 (k)	2,750,000	2,418,539
(SOFR + 1.26%), 2.963%, 1/25/33 (k)	700,000	627,768
(SOFR + 1.80%), 4.586%, 4/26/33 (k)	835,000	822,592
(SOFR + 2.58%), 5.717%, 9/14/33 (k)	960,000	997,969
(SOFR + 1.85%), 5.350%, 6/1/34 (k)	965,000	991,287
(SOFR + 1.81%), 6.254%, 10/23/34 (k)	800,000	865,896
(SOFR + 1.62%), 5.336%, 1/23/35 (k)	4,000,000	4,088,476
(SOFR + 1.49%), 5.766%, 4/22/35 (k)	2,000,000	2,100,131
(SOFR + 1.46%), 5.294%, 7/22/35 (k)	2,000,000	2,035,642
(SOFR + 1.34%), 4.946%, 10/22/35 (k)	375,000	370,652
(SOFR + 1.32%), 5.502%, 1/24/36 (k)	665,000	682,311
KeyBank NA
4.390%, 12/14/27	100,000	100,046
4.900%, 8/8/32	500,000	481,562
5.000%, 1/26/33	500,000	491,521
KeyCorp
2.250%, 4/6/27	750,000	723,130
Korea Development Bank (The)
0.800%, 7/19/26	500,000	482,015
1.000%, 9/9/26	400,000	385,472
1.375%, 4/25/27	500,000	475,755
4.375%, 2/15/28	525,000	528,281
1.625%, 1/19/31	500,000	437,055
2.000%, 10/25/31	500,000	439,695
4.250%, 9/8/32	500,000	489,425
5.625%, 10/23/33	400,000	426,648
Kreditanstalt fuer Wiederaufbau
4.625%, 8/7/26	1,250,000	1,258,830
4.375%, 3/1/27	5,000,000	5,041,029
3.000%, 5/20/27 (x)	1,575,000	1,552,264
4.000%, 6/28/27	1,000,000	1,004,192
3.750%, 2/15/28	1,420,000	1,421,503
2.875%, 4/3/28	1,750,000	1,711,390
3.875%, 5/15/28	1,000,000	1,004,260
3.875%, 6/15/28	735,000	738,027
4.000%, 3/15/29 (x)	5,000,000	5,038,856
1.750%, 9/14/29	525,000	483,315
4.625%, 3/18/30	1,000,000	1,033,850
0.750%, 9/30/30	400,000	341,553
4.125%, 7/15/33	1,200,000	1,194,381
4.375%, 2/28/34	1,500,000	1,515,123
Landwirtschaftliche Rentenbank
1.750%, 7/27/26	500,000	488,562
4.625%, 4/17/29	450,000	462,627

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
0.875%, 9/3/30 (x)	$750,000	$646,187
5.000%, 10/24/33 (x)	750,000	788,255
Lloyds Banking Group plc
3.750%, 1/11/27 (x)	1,385,000	1,372,652
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.985%, 8/7/27 (k)	220,000	223,294
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.80%), 3.750%, 3/18/28 (k)	400,000	394,724
4.375%, 3/22/28	1,350,000	1,347,876
4.550%, 8/16/28	850,000	851,593
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.871%, 3/6/29 (k)	500,000	516,505
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.679%, 1/5/35 (k)	1,000,000	1,023,144
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.068%, 6/13/36 (k)	1,210,000	1,242,408
M&T Bank Corp.
(United States SOFR Compounded Index + 1.78%), 4.553%, 8/16/28 (k)	335,000	335,565
(SOFR + 2.26%), 6.082%, 3/13/32 (k)	1,000,000	1,058,033
(SOFR + 1.61%), 5.385%, 1/16/36 (k)	125,000	124,314
Manufacturers & Traders Trust Co.
3.400%, 8/17/27	330,000	321,924
4.700%, 1/27/28	500,000	504,210
Mitsubishi UFJ Financial Group, Inc.
2.757%, 9/13/26	1,250,000	1,227,309
3.677%, 2/22/27	1,000,000	990,514
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.538%, 7/20/27 (k)	500,000	485,027
3.287%, 7/25/27	1,000,000	981,963
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.640%, 10/13/27 (k)	1,500,000	1,447,576
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.341%, 1/19/28 (k)	600,000	580,979
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.017%, 7/20/28 (k)	400,000	404,709
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.354%, 9/13/28 (k)	400,000	408,061
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.422%, 2/22/29 (k)	205,000	209,971
3.741%, 3/7/29	750,000	735,509
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.242%, 4/19/29 (k)	215,000	219,559
3.195%, 7/18/29	1,000,000	956,750
2.559%, 2/25/30 (x)	1,000,000	917,051
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 5.258%, 4/17/30 (k)(x)	500,000	512,139
2.048%, 7/17/30	460,000	408,041
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.852%, 1/19/33 (k)	500,000	441,825
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.133%, 7/20/33 (k)	400,000	404,599
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.472%, 9/13/33 (k)	600,000	617,486
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.63%), 5.441%, 2/22/34 (k)(x)	200,000	205,737
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.97%), 5.406%, 4/19/34 (k)(x)	290,000	297,242
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 5.426%, 4/17/35 (k)	1,000,000	1,019,666
Series 8NC7 (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.475%, 2/22/31 (k)	205,000	212,132
Mizuho Financial Group, Inc.
2.839%, 9/13/26 (x)	850,000	835,084
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.554%, 7/9/27 (k)	750,000	728,082
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.667%, 5/27/29 (k)	500,000	516,863
(CME Term SOFR 3 Month + 1.53%), 4.254%, 9/11/29 (k)(x)	1,000,000	992,664
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 3.261%, 5/22/30 (k)	500,000	476,166
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.382%, 7/10/30 (k)	300,000	308,394
(CME Term SOFR 3 Month + 1.39%), 3.153%, 7/16/30 (k)	750,000	709,261
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.739%, 5/27/31 (k)	500,000	522,458
(CME Term SOFR 3 Month + 1.77%), 2.201%, 7/10/31 (k)	500,000	443,977
(CME Term SOFR 3 Month + 1.53%), 1.979%, 9/8/31 (k)	300,000	262,027
2.564%, 9/13/31	310,000	269,972
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.260%, 7/9/32 (k)	750,000	649,123
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 5.594%, 7/10/35 (k)(x)	1,000,000	1,027,787
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.323%, 7/8/36 (k)	500,000	500,899

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
National Australia Bank Ltd.
2.500%, 7/12/26	$1,500,000	$1,474,801
3.905%, 6/9/27	500,000	498,455
4.944%, 1/12/28	300,000	306,232
4.900%, 6/13/28	500,000	511,854
National Bank of Canada
(SOFR + 1.04%), 5.600%, 7/2/27 (k)(x)	400,000	404,334
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.073%, 5/22/28 (k)	295,000	287,556
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.516%, 9/30/28 (k)	200,000	204,115
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.808%, 9/13/29 (k)	730,000	757,093
4.445%, 5/8/30	750,000	743,545
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.016%, 3/2/34 (k)	200,000	211,310
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.778%, 3/1/35 (k)	1,000,000	1,034,596
Oesterreichische Kontrollbank AG
3.625%, 9/9/27	409,000	407,218
4.250%, 3/1/28	545,000	550,919
4.125%, 1/18/29	1,000,000	1,009,285
PNC Bank NA
3.100%, 10/25/27	500,000	487,325
2.700%, 10/22/29	395,000	367,244
PNC Financial Services Group, Inc. (The)
2.600%, 7/23/26	350,000	344,331
1.150%, 8/13/26	500,000	483,412
3.150%, 5/19/27	750,000	735,342
(United States SOFR Compounded Index + 1.73%), 6.615%, 10/20/27 (k)	355,000	364,776
3.450%, 4/23/29	750,000	729,267
(SOFR + 1.84%), 5.582%, 6/12/29 (k)	440,000	455,236
2.550%, 1/22/30 (x)	750,000	694,440
(SOFR + 1.20%), 5.492%, 5/14/30 (k)	250,000	258,921
(SOFR + 0.98%), 2.307%, 4/23/32 (k)	1,000,000	875,750
(United States SOFR Compounded Index + 1.85%), 4.626%, 6/6/33 (k)	500,000	484,738
(SOFR + 1.93%), 5.068%, 1/24/34 (k)	210,000	210,692
(SOFR + 1.95%), 5.939%, 8/18/34 (k)	750,000	791,760
(SOFR + 2.28%), 6.875%, 10/20/34 (k)	400,000	447,167
(SOFR + 1.90%), 5.676%, 1/22/35 (k)	1,000,000	1,034,972
(SOFR + 1.60%), 5.401%, 7/23/35 (k)	2,000,000	2,036,695
(SOFR + 1.39%), 5.575%, 1/29/36 (k)	125,000	128,622
Regions Financial Corp.
1.800%, 8/12/28	500,000	461,543
(SOFR + 1.49%), 5.722%, 6/6/30 (k)	180,000	185,737
(SOFR + 2.06%), 5.502%, 9/6/35 (k)	165,000	164,982
Royal Bank of Canada
1.150%, 7/14/26	750,000	726,752
5.200%, 7/20/26	500,000	504,523
1.400%, 11/2/26 (x)	500,000	482,556
2.050%, 1/21/27 (x)	500,000	483,719
3.625%, 5/4/27	500,000	494,972
4.240%, 8/3/27	500,000	500,621
(United States SOFR Compounded Index + 0.72%), 4.510%, 10/18/27 (k)	320,000	320,344
4.900%, 1/12/28	500,000	508,539
5.200%, 8/1/28	500,000	514,428
(United States SOFR Compounded Index + 0.86%), 4.522%, 10/18/28 (k)(x)	320,000	321,040
(SOFR + 1.10%), 4.969%, 8/2/30 (k)	280,000	283,475
(United States SOFR Compounded Index + 1.08%), 4.650%, 10/18/30 (k)(x)	400,000	400,252
2.300%, 11/3/31	500,000	436,073
5.000%, 5/2/33	500,000	506,044
5.150%, 2/1/34	3,000,000	3,057,806
Santander Holdings USA, Inc.
4.400%, 7/13/27	485,000	483,884
(SOFR + 1.25%), 2.490%, 1/6/28 (k)	260,000	251,208
(SOFR + 2.36%), 6.499%, 3/9/29 (k)	125,000	130,209
(SOFR + 2.70%), 6.565%, 6/12/29 (k)	500,000	523,909
(SOFR + 1.94%), 5.353%, 9/6/30 (k)	1,000,000	1,017,106
Santander UK Group Holdings plc
(SOFR + 1.22%), 2.469%, 1/11/28 (k)	500,000	484,307
3.823%, 11/3/28	750,000	734,167
(SOFR + 2.60%), 6.534%, 1/10/29 (k)	235,000	245,284
(SOFR + 1.48%), 2.896%, 3/15/32 (k)	500,000	445,053
Sumitomo Mitsui Financial Group, Inc.
1.402%, 9/17/26	1,000,000	965,691
3.010%, 10/19/26 (x)	1,000,000	983,349
2.174%, 1/14/27	220,000	213,088
3.364%, 7/12/27	750,000	737,495
3.352%, 10/18/27	750,000	735,073
5.800%, 7/13/28	500,000	520,444
4.306%, 10/16/28	750,000	751,495
2.472%, 1/14/29	500,000	468,244
3.040%, 7/16/29	1,000,000	947,218
2.724%, 9/27/29	350,000	327,888

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
5.710%, 1/13/30	$320,000	$335,393
2.750%, 1/15/30 (x)	400,000	370,892
2.130%, 7/8/30	750,000	669,215
5.852%, 7/13/30	500,000	529,079
1.710%, 1/12/31	500,000	428,103
2.222%, 9/17/31	1,000,000	866,388
5.766%, 1/13/33	1,500,000	1,573,852
5.776%, 7/13/33	500,000	524,593
5.808%, 9/14/33	200,000	211,001
5.632%, 1/15/35	1,000,000	1,033,772
(SOFR + 1.50%), 5.246%, 7/8/36 (k)	750,000	750,000
Synovus Bank
5.625%, 2/15/28	250,000	252,500
Toronto-Dominion Bank (The)
5.532%, 7/17/26 (x)	400,000	404,904
1.250%, 9/10/26	750,000	723,312
5.264%, 12/11/26 (x)	260,000	263,426
1.950%, 1/12/27	500,000	483,280
2.800%, 3/10/27 (x)	500,000	488,009
4.108%, 6/8/27	500,000	498,670
4.693%, 9/15/27	400,000	403,487
5.523%, 7/17/28	400,000	414,655
2.000%, 9/10/31	500,000	434,145
(USD Swap Semi 5 Year + 2.21%), 3.625%, 9/15/31 (k)	1,000,000	988,179
2.450%, 1/12/32	500,000	436,847
3.200%, 3/10/32	500,000	453,707
4.456%, 6/8/32	265,000	259,920
Truist Bank
3.800%, 10/30/26	300,000	297,079
2.250%, 3/11/30	535,000	480,184
Truist Financial Corp.
(SOFR + 1.37%), 4.123%, 6/6/28 (k)	315,000	313,640
(SOFR + 1.44%), 4.873%, 1/26/29 (k)	205,000	207,200
3.875%, 3/19/29	750,000	732,277
(SOFR + 0.86%), 1.887%, 6/7/29 (k)	375,000	348,597
1.950%, 6/5/30	335,000	295,678
(SOFR + 2.24%), 4.916%, 7/28/33 (k)	500,000	486,060
(SOFR + 1.85%), 5.122%, 1/26/34 (k)	205,000	204,959
(SOFR + 2.36%), 5.867%, 6/8/34 (k)	500,000	520,274
(SOFR + 1.92%), 5.711%, 1/24/35 (k)	2,000,000	2,069,202
US Bancorp
(SOFR + 0.73%), 2.215%, 1/27/28 (k)	400,000	386,554
3.900%, 4/26/28	650,000	645,490
(SOFR + 1.66%), 4.548%, 7/22/28 (k)	500,000	501,152
(SOFR + 1.23%), 4.653%, 2/1/29 (k)	500,000	502,738
(SOFR + 2.02%), 5.775%, 6/12/29 (k)	500,000	518,211
1.375%, 7/22/30	600,000	517,524
(SOFR + 1.25%), 5.100%, 7/23/30 (k)	415,000	423,647
(SOFR + 1.02%), 2.677%, 1/27/33 (k)	400,000	349,626
(SOFR + 2.11%), 4.967%, 7/22/33 (k)	350,000	345,715
(SOFR + 1.60%), 4.839%, 2/1/34 (k)	500,000	492,809
(SOFR + 2.26%), 5.836%, 6/12/34 (k)	750,000	787,444
(SOFR + 1.86%), 5.678%, 1/23/35 (k)	2,000,000	2,074,519
(SOFR + 1.41%), 5.424%, 2/12/36 (k)(x)	190,000	193,171
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.95%), 2.491%, 11/3/36 (k)	1,000,000	848,307
Webster Financial Corp.
4.100%, 3/25/29	500,000	486,057
Wells Fargo & Co.
3.000%, 10/23/26	1,500,000	1,474,241
(SOFR + 1.51%), 3.526%, 3/24/28 (k)	710,000	699,698
(CME Term SOFR 3 Month + 1.57%), 3.584%, 5/22/28 (k)	8,035,000	7,906,099
(SOFR + 2.10%), 2.393%, 6/2/28 (k)	1,010,000	972,931
(SOFR + 1.98%), 4.808%, 7/25/28 (k)	665,000	670,309
(SOFR + 1.74%), 5.574%, 7/25/29 (k)	435,000	448,201
(CME Term SOFR 3 Month + 1.43%), 2.879%, 10/30/30 (k)	1,250,000	1,166,230
(CME Term SOFR 3 Month + 1.26%), 2.572%, 2/11/31 (k)	2,625,000	2,400,014
(SOFR + 1.50%), 3.350%, 3/2/33 (k)	2,135,000	1,942,470
(SOFR + 2.10%), 4.897%, 7/25/33 (k)	625,000	622,699
(SOFR + 2.02%), 5.389%, 4/24/34 (k)	325,000	331,548
(SOFR + 1.99%), 5.557%, 7/25/34 (k)	600,000	618,141
(SOFR + 2.06%), 6.491%, 10/23/34 (k)	1,430,000	1,559,926
(SOFR + 1.78%), 5.499%, 1/23/35 (k)	2,000,000	2,050,579
(SOFR + 1.38%), 5.211%, 12/3/35 (k)	285,000	285,985
(SOFR + 1.74%), 5.605%, 4/23/36 (k)	665,000	686,527
Wells Fargo Bank NA
5.450%, 8/7/26	1,250,000	1,265,520
5.254%, 12/11/26	600,000	608,596
Westpac Banking Corp.
3.350%, 3/8/27	1,250,000	1,236,448
4.043%, 8/26/27	1,500,000	1,499,860
1.953%, 11/20/28	500,000	465,891
5.050%, 4/16/29	500,000	515,218
2.650%, 1/16/30	350,000	327,611
2.150%, 6/3/31	500,000	443,296

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
6.820%, 11/17/33	$1,250,000	$1,371,429
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 2.668%, 11/15/35 (k)	2,000,000	1,760,671
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 5.618%, 11/20/35 (k)	1,400,000	1,404,354
Wintrust Financial Corp.
4.850%, 6/6/29	250,000	241,160
Zions Bancorp NA
3.250%, 10/29/29	500,000	458,760
(SOFR + 2.83%), 6.816%, 11/19/35 (k)(x)	250,000	258,262

		369,320,599

Capital Markets (2.7%)
Affiliated Managers Group, Inc.
3.300%, 6/15/30	210,000	197,027
5.500%, 8/20/34	250,000	249,556
Ameriprise Financial, Inc.
2.875%, 9/15/26	500,000	492,486
4.500%, 5/13/32	90,000	89,093
Apollo Debt Solutions BDC
6.700%, 7/29/31	400,000	414,744
Ares Capital Corp.
2.150%, 7/15/26	285,000	277,681
7.000%, 1/15/27	110,000	113,430
2.875%, 6/15/27	500,000	483,052
2.875%, 6/15/28	500,000	471,153
5.950%, 7/15/29	315,000	321,768
5.500%, 9/1/30	250,000	248,991
3.200%, 11/15/31	500,000	434,647
Ares Strategic Income Fund
6.350%, 8/15/29 (x)	500,000	511,770
Bain Capital Specialty Finance, Inc.
2.550%, 10/13/26	500,000	484,700
Bank of New York Mellon Corp. (The)
1.050%, 10/15/26	1,000,000	960,804
2.050%, 1/26/27 (x)	400,000	387,277
3.250%, 5/16/27	700,000	690,473
3.850%, 4/28/28	850,000	846,112
(SOFR + 1.15%), 3.992%, 6/13/28 (k)	500,000	497,893
(SOFR + 1.17%), 4.543%, 2/1/29 (k)	250,000	251,857
3.850%, 4/26/29	500,000	492,475
(SOFR + 1.76%), 4.596%, 7/26/30 (k)	145,000	146,195
1.650%, 1/28/31	500,000	434,733
1.800%, 7/28/31	750,000	647,181
2.500%, 1/26/32	200,000	175,855
(SOFR + 1.23%), 5.060%, 7/22/32 (k)	300,000	306,067
(SOFR + 1.42%), 4.289%, 6/13/33 (k)	500,000	484,919
(SOFR + 1.85%), 6.474%, 10/25/34 (k)	1,000,000	1,099,704
(SOFR + 1.42%), 5.188%, 3/14/35 (k)	1,000,000	1,010,715
(SOFR + 1.35%), 5.316%, 6/6/36 (k)	140,000	142,799
Series J 1.900%, 1/25/29	500,000	462,319
(SOFR + 1.61%), 4.967%, 4/26/34 (k)	350,000	350,943
BGC Group, Inc.
8.000%, 5/25/28	500,000	534,132
6.600%, 6/10/29	185,000	191,587
BlackRock Funding, Inc.
5.000%, 3/14/34	1,000,000	1,021,046
BlackRock TCP Capital Corp.
6.950%, 5/30/29	235,000	241,955
BlackRock, Inc.
3.200%, 3/15/27	347,000	342,116
3.250%, 4/30/29	445,000	430,772
4.750%, 5/25/33	900,000	908,222
Blackstone Private Credit Fund
2.625%, 12/15/26	1,000,000	966,105
3.250%, 3/15/27	500,000	485,927
4.000%, 1/15/29	250,000	239,850
6.000%, 11/22/34	500,000	487,782
Blackstone Secured Lending Fund
2.125%, 2/15/27 (x)	500,000	477,711
2.850%, 9/30/28 (x)	500,000	465,197
Blue Owl Capital Corp.
3.400%, 7/15/26	500,000	491,897
2.875%, 6/11/28	750,000	697,596
Blue Owl Credit Income Corp.
4.700%, 2/8/27	300,000	298,075
7.950%, 6/13/28	500,000	534,165
6.600%, 9/15/29	185,000	190,282
Brookfield Finance, Inc.
3.900%, 1/25/28	500,000	494,222
4.350%, 4/15/30	2,000,000	1,974,265
2.724%, 4/15/31	230,000	207,277
Cboe Global Markets, Inc.
3.650%, 1/12/27	650,000	643,714
3.000%, 3/16/32	500,000	449,209
Charles Schwab Corp. (The)
5.875%, 8/24/26	335,000	340,483
3.200%, 3/2/27	500,000	492,387
2.450%, 3/3/27	210,000	204,233
3.300%, 4/1/27	455,000	448,314
2.000%, 3/20/28	1,200,000	1,134,086
(SOFR + 2.21%), 5.643%, 5/19/29 (k)	500,000	517,942
3.250%, 5/22/29	500,000	482,666
(SOFR + 1.88%), 6.196%, 11/17/29 (k)	280,000	296,936
2.300%, 5/13/31	750,000	664,069
2.900%, 3/3/32	280,000	250,829
(SOFR + 2.50%), 5.853%, 5/19/34 (k)	250,000	264,663
(SOFR + 2.01%), 6.136%, 8/24/34 (k)	500,000	539,204
CI Financial Corp.
3.200%, 12/17/30	565,000	498,230
CME Group, Inc.
3.750%, 6/15/28	350,000	347,425
2.650%, 3/15/32	355,000	317,448

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG
(SOFR + 2.52%), 7.146%, 7/13/27 (k)	$495,000	$507,487
5.371%, 9/9/27	500,000	512,206
(SOFR + 1.22%), 2.311%, 11/16/27 (k)	510,000	494,287
(SOFR + 1.32%), 2.552%, 1/7/28 (k)	1,000,000	970,319
(SOFR + 3.18%), 6.720%, 1/18/29 (k)	150,000	157,350
5.414%, 5/10/29	280,000	289,637
(SOFR + 3.04%), 3.547%, 9/18/31 (k)	2,355,000	2,200,502
(SOFR + 3.65%), 7.079%, 2/10/34 (k)	225,000	239,123
(SOFR + 2.05%), 5.403%, 9/11/35 (k)	220,000	218,417
Eaton Vance Corp.
3.500%, 4/6/27	250,000	246,463
Franklin Resources, Inc.
1.600%, 10/30/30	600,000	516,147
FS KKR Capital Corp.
2.625%, 1/15/27	500,000	479,985
3.250%, 7/15/27	500,000	479,460
3.125%, 10/12/28	300,000	274,926
Goldman Sachs Group, Inc. (The)
3.500%, 11/16/26	1,815,000	1,793,870
(SOFR + 0.82%), 1.542%, 9/10/27 (k)	1,250,000	1,206,104
(SOFR + 0.91%), 1.948%, 10/21/27 (k)	1,060,000	1,025,045
(SOFR + 1.11%), 2.640%, 2/24/28 (k)	455,000	441,770
(SOFR + 1.85%), 3.615%, 3/15/28 (k)	1,000,000	985,038
(CME Term SOFR 3 Month + 1.77%), 3.691%, 6/5/28 (k)	1,000,000	985,091
(CME Term SOFR 3 Month + 1.56%), 4.223%, 5/1/29 (k)	2,000,000	1,987,112
2.600%, 2/7/30	6,515,000	6,011,267
(SOFR + 1.27%), 5.727%, 4/25/30 (k)	300,000	311,554
(SOFR + 1.21%), 5.049%, 7/23/30 (k)	345,000	350,138
(SOFR + 1.09%), 1.992%, 1/27/32 (k)	570,000	493,001
(SOFR + 1.28%), 2.615%, 4/22/32 (k)	1,070,000	950,576
(SOFR + 1.25%), 2.383%, 7/21/32 (k)	2,140,000	1,867,904
(SOFR + 1.26%), 2.650%, 10/21/32 (k)	720,000	634,745
(SOFR + 1.41%), 3.102%, 2/24/33 (k)	1,000,000	897,002
(SOFR + 1.95%), 6.561%, 10/24/34 (k)	3,000,000	3,306,771
(SOFR + 1.55%), 5.851%, 4/25/35 (k)	1,000,000	1,043,558
(SOFR + 1.55%), 5.330%, 7/23/35 (k)	1,500,000	1,513,461
(SOFR + 1.42%), 5.016%, 10/23/35 (k)	1,790,000	1,765,077
(SOFR + 1.38%), 5.536%, 1/28/36 (k)	525,000	537,922
Golub Capital BDC, Inc.
2.050%, 2/15/27 (x)	500,000	476,240
Hercules Capital, Inc.
3.375%, 1/20/27	335,000	324,443
HPS Corporate Lending Fund
6.250%, 9/30/29	500,000	508,889
Intercontinental Exchange, Inc.
4.000%, 9/15/27	600,000	596,856
3.750%, 9/21/28	535,000	526,428
4.350%, 6/15/29	250,000	250,508
5.250%, 6/15/31	275,000	284,963
Jefferies Financial Group, Inc.
4.850%, 1/15/27	665,000	670,334
5.875%, 7/21/28	270,000	279,804
2.625%, 10/15/31	1,500,000	1,304,607
Lazard Group LLC
4.500%, 9/19/28	350,000	348,364
4.375%, 3/11/29	500,000	494,799
LPL Holdings, Inc.
5.650%, 3/15/35	500,000	501,635
Main Street Capital Corp.
3.000%, 7/14/26	325,000	317,718
6.500%, 6/4/27	65,000	66,444
Moody’s Corp.
2.000%, 8/19/31	1,250,000	1,084,435
4.250%, 8/8/32	250,000	243,646
Morgan Stanley
3.125%, 7/27/26	3,000,000	2,962,188
3.625%, 1/20/27	4,000,000	3,962,485
(SOFR + 0.86%), 1.512%, 7/20/27 (k)	2,000,000	1,939,140
(SOFR + 1.00%), 2.475%, 1/21/28 (k)	1,035,000	1,004,116
(SOFR + 1.61%), 4.210%, 4/20/28 (k)	870,000	867,796
(SOFR + 2.24%), 6.296%, 10/18/28 (k)	1,000,000	1,040,583
(CME Term SOFR 3 Month + 1.40%), 3.772%, 1/24/29 (k)	1,800,000	1,771,773
(SOFR + 1.73%), 5.123%, 2/1/29 (k)	500,000	508,536
(SOFR + 1.59%), 5.164%, 4/20/29 (k)	765,000	779,309
(SOFR + 1.63%), 5.449%, 7/20/29 (k)	430,000	441,311
(CME Term SOFR 3 Month + 1.89%), 4.431%, 1/23/30 (k)	950,000	947,178
(SOFR + 1.26%), 5.656%, 4/18/30 (k)	665,000	689,057
(SOFR + 1.22%), 5.042%, 7/19/30 (k)	225,000	228,461
(SOFR + 1.14%), 2.699%, 1/22/31 (k)	4,140,000	3,810,988
(SOFR + 3.12%), 3.622%, 4/1/31 (k)	2,000,000	1,913,736
(SOFR + 1.18%), 2.239%, 7/21/32 (k)	2,000,000	1,729,225

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.20%), 2.511%, 10/20/32 (k)	$925,000	$808,817
(SOFR + 1.29%), 2.943%, 1/21/33 (k)	820,000	730,741
(SOFR + 2.08%), 4.889%, 7/20/33 (k)	750,000	748,183
(SOFR + 2.56%), 6.342%, 10/18/33 (k)	925,000	1,003,408
(SOFR + 1.87%), 5.250%, 4/21/34 (k)(x)	910,000	924,751
(SOFR + 1.88%), 5.424%, 7/21/34 (k)	560,000	571,911
(SOFR + 1.73%), 5.466%, 1/18/35 (k)	2,000,000	2,043,932
(SOFR + 1.58%), 5.831%, 4/19/35 (k)	1,500,000	1,571,233
(SOFR + 1.42%), 5.587%, 1/18/36 (k)	625,000	640,122
(SOFR + 1.76%), 5.664%, 4/17/36 (k)	400,000	414,293
(SOFR + 1.36%), 2.484%, 9/16/36 (k)	1,250,000	1,062,144
(SOFR + 2.62%), 5.297%, 4/20/37 (k)	785,000	780,205
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.948%, 1/19/38 (k)	500,000	512,622
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.942%, 2/7/39 (k)	3,000,000	3,074,458
Morgan Stanley Direct Lending Fund
6.150%, 5/17/29	115,000	117,557
Nasdaq, Inc.
5.350%, 6/28/28	225,000	231,509
1.650%, 1/15/31	750,000	646,830
5.550%, 2/15/34 (x)	2,000,000	2,080,871
Nomura Holdings, Inc.
2.329%, 1/22/27	500,000	483,582
5.386%, 7/6/27	500,000	508,450
5.842%, 1/18/28 (x)	200,000	206,238
6.070%, 7/12/28	500,000	521,020
2.710%, 1/22/29	500,000	468,731
3.103%, 1/16/30	750,000	700,095
2.679%, 7/16/30	1,000,000	906,136
2.608%, 7/14/31	685,000	602,397
2.999%, 1/22/32	500,000	441,950
6.181%, 1/18/33	200,000	212,651
6.087%, 7/12/33	500,000	529,233
Northern Trust Corp.
4.000%, 5/10/27	335,000	334,360
3.650%, 8/3/28	500,000	492,932
3.150%, 5/3/29	500,000	481,730
1.950%, 5/1/30	560,000	502,603
3.375%, 5/8/32	468,000	453,998
Oaktree Specialty Lending Corp.
2.700%, 1/15/27	500,000	479,044
7.100%, 2/15/29	500,000	514,851
Oaktree Strategic Credit Fund
6.500%, 7/23/29	120,000	122,639
S&P Global, Inc.
2.450%, 3/1/27	235,000	228,554
2.700%, 3/1/29	500,000	473,405
1.250%, 8/15/30	975,000	839,897
2.900%, 3/1/32	350,000	317,588
5.250%, 9/15/33 (x)	635,000	659,056
Sixth Street Lending Partners
6.500%, 3/11/29	355,000	366,208
Sixth Street Specialty Lending, Inc.
2.500%, 8/1/26	310,000	302,334
6.950%, 8/14/28	355,000	373,799
Stifel Financial Corp.
4.000%, 5/15/30	500,000	479,240
UBS AG
1.250%, 8/7/26	600,000	580,106
5.000%, 7/9/27	500,000	507,488
7.500%, 2/15/28	400,000	431,108
5.650%, 9/11/28	500,000	520,410

		135,325,168

Consumer Finance (1.6%)
AerCap Ireland Capital DAC
2.450%, 10/29/26	795,000	774,725
3.650%, 7/21/27	1,000,000	983,782
4.625%, 10/15/27	500,000	501,457
3.875%, 1/23/28	500,000	491,489
5.750%, 6/6/28	210,000	217,255
3.000%, 10/29/28	390,000	371,381
4.625%, 9/10/29	1,500,000	1,498,958
6.150%, 9/30/30	365,000	388,970
4.950%, 9/10/34	335,000	326,915
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.950%, 3/10/55 (k)	2,000,000	2,082,434
Ally Financial, Inc.
4.750%, 6/9/27	500,000	502,514
2.200%, 11/2/28	250,000	229,488
(SOFR + 3.26%), 6.992%, 6/13/29 (k)	625,000	657,229
(SOFR + 2.29%), 6.184%, 7/26/35 (k)	1,000,000	1,016,536
American Express Co.
1.650%, 11/4/26 (x)	1,460,000	1,411,080
2.550%, 3/4/27	335,000	326,116
3.300%, 5/3/27	1,150,000	1,131,842
(SOFR + 0.97%), 5.389%, 7/28/27 (k)	500,000	504,823
(SOFR + 0.93%), 5.043%, 7/26/28 (k)	375,000	380,087
4.050%, 5/3/29	335,000	334,490
(United States SOFR Compounded Index + 1.28%), 5.282%, 7/27/29 (k)	500,000	514,046
(United States SOFR Compounded Index + 1.09%), 5.532%, 4/25/30 (k)	500,000	518,961
(SOFR + 1.94%), 6.489%, 10/30/31 (k)	335,000	364,749
(SOFR + 2.26%), 4.989%, 5/26/33 (k)	265,000	264,949
(SOFR + 1.84%), 5.043%, 5/1/34 (k)	750,000	754,739

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.42%), 5.284%, 7/26/35 (k)	$1,500,000	$1,517,156
(United States SOFR Compounded Index + 1.32%), 5.442%, 1/30/36 (k)	185,000	188,629
(SOFR + 1.79%), 5.667%, 4/25/36 (k)	135,000	139,725
American Honda Finance Corp.
5.250%, 7/7/26	300,000	302,390
1.300%, 9/9/26	415,000	400,226
2.300%, 9/9/26	720,000	702,609
2.350%, 1/8/27	500,000	485,275
4.700%, 1/12/28	350,000	352,850
5.125%, 7/7/28	500,000	510,048
4.600%, 4/17/30	500,000	499,713
5.850%, 10/4/30	440,000	464,512
1.800%, 1/13/31	350,000	300,395
5.050%, 7/10/31	500,000	506,153
4.900%, 1/10/34	1,000,000	988,744
5.200%, 3/5/35	500,000	495,571
Andrew W Mellon Foundation (The)
Series 2020 0.947%, 8/1/27	300,000	281,527
Capital One Financial Corp.
4.100%, 2/9/27	565,000	562,128
3.750%, 3/9/27	1,150,000	1,140,136
3.650%, 5/11/27	500,000	493,972
3.800%, 1/31/28	1,000,000	986,035
(SOFR + 2.06%), 4.927%, 5/10/28 (k)	500,000	503,065
(SOFR + 2.64%), 6.312%, 6/8/29 (k)	335,000	351,400
(SOFR + 1.79%), 3.273%, 3/1/30 (k)	500,000	476,656
(SOFR + 2.60%), 5.247%, 7/26/30 (k)	500,000	509,798
(SOFR + 1.56%), 5.463%, 7/26/30 (k)	200,000	205,502
(SOFR + 3.07%), 7.624%, 10/30/31 (k)	715,000	807,263
(SOFR + 1.34%), 2.359%, 7/29/32 (k)	1,000,000	845,959
(SOFR + 1.27%), 2.618%, 11/2/32 (k)(x)	1,000,000	871,438
(SOFR + 2.37%), 5.268%, 5/10/33 (k)	500,000	504,412
(SOFR + 2.60%), 5.817%, 2/1/34 (k)	500,000	513,011
(SOFR + 2.86%), 6.377%, 6/8/34 (k)	335,000	355,580
(United States SOFR Compounded Index + 3.37%), 7.964%, 11/2/34 (k)	1,000,000	1,161,219
(SOFR + 2.04%), 6.183%, 1/30/36 (k)	200,000	202,968
Caterpillar Financial Services Corp.
2.400%, 8/9/26	250,000	245,250
1.150%, 9/14/26	400,000	386,382
1.700%, 1/8/27	355,000	342,475
3.600%, 8/12/27	500,000	494,682
4.700%, 11/15/29	2,000,000	2,032,352
Ford Motor Credit Co. LLC
5.800%, 3/8/29	2,000,000	2,001,700
6.050%, 3/5/31	3,000,000	2,989,740
6.054%, 11/5/31	1,000,000	992,960
7.122%, 11/7/33	2,805,000	2,904,465
6.125%, 3/8/34	3,000,000	2,914,200
General Motors Financial Co., Inc.
4.000%, 10/6/26 (x)	750,000	744,593
4.350%, 1/17/27	835,000	828,970
2.350%, 2/26/27	500,000	481,670
5.000%, 4/9/27	450,000	452,482
3.850%, 1/5/28	500,000	489,393
6.000%, 1/9/28	200,000	205,658
2.400%, 4/10/28	600,000	563,484
5.800%, 6/23/28	500,000	513,990
2.400%, 10/15/28 (x)	500,000	464,362
5.650%, 1/17/29 (x)	350,000	357,529
4.300%, 4/6/29 (x)	500,000	488,896
5.850%, 4/6/30	295,000	304,787
2.350%, 1/8/31	500,000	432,556
2.700%, 6/10/31	750,000	655,124
5.600%, 6/18/31	155,000	157,836
6.400%, 1/9/33	700,000	735,892
6.100%, 1/7/34	1,000,000	1,027,750
5.450%, 9/6/34	220,000	214,933
5.900%, 1/7/35	500,000	501,652
John Deere Capital Corp.
5.150%, 9/8/26	500,000	505,625
2.350%, 3/8/27	250,000	243,137
1.750%, 3/9/27	175,000	168,326
2.800%, 9/8/27 (x)	400,000	389,227
3.050%, 1/6/28	500,000	488,207
4.750%, 1/20/28	530,000	538,037
4.900%, 3/3/28	300,000	306,335
4.950%, 7/14/28	785,000	803,493
3.450%, 3/7/29 (x)	270,000	263,396
4.850%, 6/11/29	500,000	511,835
2.800%, 7/18/29	325,000	307,041
4.850%, 10/11/29	500,000	513,323
2.450%, 1/9/30	290,000	268,704
4.700%, 6/10/30	415,000	421,709
4.350%, 9/15/32	375,000	369,644
5.100%, 4/11/34 (x)	1,000,000	1,020,205
Series I 5.150%, 9/8/33	500,000	515,595
Series MTN1 5.050%, 6/12/34	1,000,000	1,017,693
PACCAR Financial Corp.
5.050%, 8/10/26	220,000	222,211
2.000%, 2/4/27	350,000	339,152
4.600%, 1/10/28	100,000	101,436
4.950%, 8/10/28	500,000	512,470
Synchrony Financial
3.700%, 8/4/26	500,000	494,840
3.950%, 12/1/27	1,500,000	1,473,560
5.150%, 3/19/29	250,000	251,446
2.875%, 10/28/31 (x)	250,000	216,398
Toyota Motor Credit Corp.
5.000%, 8/14/26	1,000,000	1,008,296
1.150%, 8/13/27	590,000	554,183

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
3.050%, 1/11/28	$500,000	$486,388
4.625%, 1/12/28	320,000	323,566
1.900%, 4/6/28	600,000	564,835
5.250%, 9/11/28	750,000	773,582
3.650%, 1/8/29	500,000	491,822
5.050%, 5/16/29	500,000	513,014
4.450%, 6/29/29	500,000	502,084
2.150%, 2/13/30	500,000	454,415
4.550%, 5/17/30	750,000	754,464
1.650%, 1/10/31	550,000	474,265
2.400%, 1/13/32	500,000	436,871
4.700%, 1/12/33	350,000	350,787
4.800%, 1/5/34	1,500,000	1,497,767
5.350%, 1/9/35	300,000	307,554

		81,857,781

Financial Services (0.5%)
Block Financial LLC
2.500%, 7/15/28	350,000	329,542
3.875%, 8/15/30	230,000	218,105
Corebridge Financial, Inc.
6.050%, 9/15/33	1,165,000	1,223,089
Fidelity National Information Services, Inc.
1.650%, 3/1/28	215,000	200,591
5.100%, 7/15/32	500,000	509,084
Fiserv, Inc.
3.200%, 7/1/26	250,000	247,182
2.250%, 6/1/27 (x)	1,000,000	962,491
5.375%, 8/21/28	500,000	514,131
4.200%, 10/1/28	465,000	462,102
3.500%, 7/1/29	890,000	856,111
2.650%, 6/1/30 (x)	1,500,000	1,374,299
5.600%, 3/2/33	225,000	232,941
5.625%, 8/21/33	500,000	518,052
5.150%, 8/12/34	500,000	500,909
Global Payments, Inc.
2.150%, 1/15/27	500,000	483,583
4.950%, 8/15/27 (x)	315,000	318,222
4.450%, 6/1/28	500,000	498,550
5.300%, 8/15/29	300,000	305,324
2.900%, 5/15/30	235,000	215,299
2.900%, 11/15/31	500,000	441,476
5.400%, 8/15/32 (x)	500,000	509,067
HA Sustainable Infrastructure Capital, Inc.
6.375%, 7/1/34	125,000	124,660
Jackson Financial, Inc.
5.170%, 6/8/27	280,000	283,504
5.670%, 6/8/32	250,000	254,679
Mastercard, Inc.
2.950%, 11/21/26	1,150,000	1,132,717
3.500%, 2/26/28	140,000	138,208
4.875%, 3/9/28	355,000	363,044
2.950%, 6/1/29	700,000	671,489
2.000%, 11/18/31	500,000	434,230
National Rural Utilities Cooperative Finance Corp.
3.050%, 4/25/27	350,000	343,442
3.400%, 2/7/28	500,000	490,037
4.800%, 3/15/28	145,000	147,149
5.050%, 9/15/28	1,250,000	1,277,226
3.900%, 11/1/28	250,000	246,715
5.150%, 6/15/29	500,000	514,443
5.800%, 1/15/33 (x)	165,000	175,352
5.000%, 8/15/34	600,000	600,227
ORIX Corp.
3.700%, 7/18/27	400,000	394,576
5.000%, 9/13/27	200,000	202,590
2.250%, 3/9/31	350,000	307,745
4.000%, 4/13/32 (x)	250,000	236,248
5.200%, 9/13/32	200,000	202,934
5.400%, 2/25/35 (x)	200,000	202,476
PayPal Holdings, Inc.
2.650%, 10/1/26	335,000	328,813
3.900%, 6/1/27	180,000	179,210
2.300%, 6/1/30 (x)	1,000,000	907,957
4.400%, 6/1/32	500,000	492,804
Private Export Funding Corp.
4.500%, 2/7/27§	625,000	628,411
Shell International Finance BV
2.500%, 9/12/26	1,000,000	982,616
Synchrony Bank
5.625%, 8/23/27	250,000	254,832
Visa, Inc.
0.750%, 8/15/27	465,000	435,447
2.750%, 9/15/27	300,000	292,694
Voya Financial, Inc.
5.000%, 9/20/34	110,000	107,421
Western Union Co. (The)
2.750%, 3/15/31	350,000	306,500
Woodside Finance Ltd.
5.100%, 9/12/34	1,000,000	961,520
6.000%, 5/19/35	500,000	510,846

		26,052,912

Insurance (0.8%)
Alleghany Corp.
3.625%, 5/15/30	500,000	484,817
Allstate Corp. (The)
3.280%, 12/15/26	500,000	492,353
5.050%, 6/24/29	125,000	128,235
1.450%, 12/15/30	300,000	255,617
5.250%, 3/30/33 (x)	390,000	399,108
American International Group, Inc.
5.125%, 3/27/33	665,000	674,519
5.450%, 5/7/35	125,000	127,552
American National Group, Inc.
6.000%, 7/15/35	500,000	500,502
Aon Corp.
2.850%, 5/28/27	180,000	175,395
4.500%, 12/15/28	650,000	653,180
3.750%, 5/2/29	350,000	342,142
2.800%, 5/15/30	500,000	462,144
2.050%, 8/23/31	750,000	645,992
2.600%, 12/2/31	355,000	314,055
5.000%, 9/12/32	500,000	507,492
Aon North America, Inc.
5.450%, 3/1/34	750,000	770,142
Arch Capital Finance LLC
4.011%, 12/15/26	500,000	497,493
Arthur J Gallagher & Co.
5.500%, 3/2/33	315,000	324,973

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Assurant, Inc.
4.900%, 3/27/28	$250,000	$251,573
2.650%, 1/15/32	500,000	425,232
Assured Guaranty US Holdings, Inc.
6.125%, 9/15/28	185,000	194,450
Athene Holding Ltd.
4.125%, 1/12/28	750,000	742,346
AXIS Specialty Finance LLC
3.900%, 7/15/29	250,000	243,146
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.900%, 1/15/40 (k)	200,000	192,250
AXIS Specialty Finance plc
4.000%, 12/6/27	500,000	494,303
Berkshire Hathaway Finance Corp.
2.300%, 3/15/27 (x)	500,000	487,256
1.850%, 3/12/30	165,000	149,500
1.450%, 10/15/30 (x)	395,000	345,315
2.875%, 3/15/32	500,000	459,846
Brighthouse Financial, Inc.
3.700%, 6/22/27	2,000,000	1,965,294
5.625%, 5/15/30	145,000	148,516
Brown & Brown, Inc.
4.500%, 3/15/29	300,000	299,253
4.200%, 3/17/32	325,000	310,971
5.550%, 6/23/35	250,000	253,997
Chubb INA Holdings LLC
4.650%, 8/15/29	400,000	406,885
1.375%, 9/15/30	1,665,000	1,448,362
CNA Financial Corp.
3.450%, 8/15/27 (x)	500,000	489,817
3.900%, 5/1/29 (x)	210,000	205,162
2.050%, 8/15/30	170,000	149,399
Enstar Group Ltd.
4.950%, 6/1/29	350,000	351,596
F&G Annuities & Life, Inc.
6.500%, 6/4/29	85,000	87,694
6.250%, 10/4/34	315,000	312,695
Fairfax Financial Holdings Ltd.
4.850%, 4/17/28	250,000	252,044
4.625%, 4/29/30	750,000	746,207
3.375%, 3/3/31	355,000	329,412
5.625%, 8/16/32	250,000	256,453
6.000%, 12/7/33	500,000	518,796
Fidelity National Financial, Inc.
4.500%, 8/15/28	475,000	473,529
3.400%, 6/15/30	300,000	280,131
First American Financial Corp.
4.000%, 5/15/30 (x)	180,000	172,278
2.400%, 8/15/31	315,000	269,516
5.450%, 9/30/34	100,000	97,904
Globe Life, Inc.
4.550%, 9/15/28	500,000	501,560
2.150%, 8/15/30	500,000	441,450
4.800%, 6/15/32	150,000	147,527
Hartford Insurance Group, Inc. (The)
2.800%, 8/19/29	535,000	503,301
Kemper Corp.
2.400%, 9/30/30 (x)	500,000	439,103
3.800%, 2/23/32	500,000	454,393
Lincoln National Corp.
3.625%, 12/12/26	500,000	493,916
3.400%, 3/1/32	750,000	674,172
Loews Corp.
3.200%, 5/15/30	60,000	56,765
Manulife Financial Corp.
2.484%, 5/19/27	350,000	339,372
(USD ICE Swap Rate 5 Year + 1.65%), 4.061%, 2/24/32 (k)	750,000	741,286
3.703%, 3/16/32	500,000	472,205
Markel Group, Inc.
3.500%, 11/1/27	350,000	343,471
3.350%, 9/17/29	90,000	86,598
Marsh & McLennan Cos., Inc.
4.375%, 3/15/29 (x)	700,000	701,404
2.375%, 12/15/31	340,000	297,250
5.400%, 9/15/33	1,350,000	1,398,137
Mercury General Corp.
4.400%, 3/15/27	300,000	296,259
MetLife, Inc.
5.375%, 7/15/33	200,000	207,881
Old Republic International Corp.
3.875%, 8/26/26	500,000	495,902
PartnerRe Finance B LLC
3.700%, 7/2/29	350,000	339,324
Principal Financial Group, Inc.
3.100%, 11/15/26	350,000	343,907
3.700%, 5/15/29	375,000	365,577
2.125%, 6/15/30	750,000	667,582
5.375%, 3/15/33	140,000	143,809
Progressive Corp. (The)
2.500%, 3/15/27	290,000	282,427
3.000%, 3/15/32	350,000	319,252
Prudential Financial, Inc.
3.878%, 3/27/28	650,000	646,998
2.100%, 3/10/30	235,000	213,688
4.500%, 9/15/47	1,075,000	1,053,500
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.125%, 3/1/52 (k)	175,000	169,272
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.000%, 9/1/52 (k)	350,000	353,734
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.500%, 3/15/54 (k)	750,000	770,625
Prudential Funding Asia plc
3.125%, 4/14/30	1,500,000	1,415,955
3.625%, 3/24/32	500,000	465,045
Reinsurance Group of America, Inc.
3.900%, 5/15/29 (x)	175,000	170,980
3.150%, 6/15/30 (x)	175,000	163,404
RenaissanceRe Finance, Inc.
3.450%, 7/1/27	195,000	191,861
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29	500,000	483,445
Unum Group
4.000%, 6/15/29	180,000	176,692
Willis North America, Inc.
4.650%, 6/15/27	200,000	201,181

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
4.500%, 9/15/28	$500,000	$501,012
2.950%, 9/15/29	540,000	507,994
5.350%, 5/15/33	500,000	511,167

		41,117,222

Total Financials		653,673,682

Health Care (2.6%)
Biotechnology (0.4%)
AbbVie, Inc.
2.950%, 11/21/26	1,430,000	1,405,168
3.200%, 11/21/29	1,790,000	1,707,321
5.050%, 3/15/34	4,000,000	4,073,198
5.200%, 3/15/35	500,000	508,965
Amgen, Inc.
2.600%, 8/19/26	1,150,000	1,128,828
2.200%, 2/21/27	705,000	681,805
3.200%, 11/2/27	1,250,000	1,214,525
5.150%, 3/2/28	800,000	815,850
1.650%, 8/15/28 (x)	600,000	554,228
3.000%, 2/22/29 (x)	290,000	276,823
4.050%, 8/18/29	500,000	493,132
2.450%, 2/21/30	950,000	868,039
5.250%, 3/2/30	600,000	617,632
3.350%, 2/22/32	290,000	268,125
4.200%, 3/1/33 (x)	500,000	480,174
5.250%, 3/2/33	730,000	746,491
Biogen, Inc.
2.250%, 5/1/30	735,000	661,811
5.750%, 5/15/35	140,000	143,911
Gilead Sciences, Inc.
1.200%, 10/1/27	235,000	220,495
1.650%, 10/1/30	2,790,000	2,434,699
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30	850,000	736,019

		20,037,239

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories
3.750%, 11/30/26	978,000	975,323
1.150%, 1/30/28	170,000	158,944
1.400%, 6/30/30	160,000	140,445
Baxter International, Inc.
2.600%, 8/15/26	500,000	490,188
1.915%, 2/1/27	500,000	481,196
2.272%, 12/1/28	500,000	464,683
Becton Dickinson & Co.
3.700%, 6/6/27	1,467,000	1,449,515
4.693%, 2/13/28	375,000	378,224
2.823%, 5/20/30	355,000	327,782
1.957%, 2/11/31	665,000	577,068
4.298%, 8/22/32	105,000	101,568
DH Europe Finance II Sarl
2.600%, 11/15/29	315,000	293,710
Edwards Lifesciences Corp.
4.300%, 6/15/28	750,000	748,216
GE HealthCare Technologies, Inc.
4.800%, 8/14/29	1,000,000	1,013,078
5.500%, 6/15/35	250,000	255,967
Smith & Nephew plc
2.032%, 10/14/30	500,000	437,068
Solventum Corp.
5.600%, 3/23/34	1,000,000	1,027,585
STERIS Irish FinCo. UnLtd. Co.
2.700%, 3/15/31	430,000	386,081
Stryker Corp.
3.650%, 3/7/28	600,000	591,591
1.950%, 6/15/30	500,000	445,186
4.625%, 9/11/34	500,000	491,556
5.200%, 2/10/35	235,000	239,287
Zimmer Biomet Holdings, Inc.
2.600%, 11/24/31	500,000	440,719
5.500%, 2/19/35	500,000	511,616

		12,426,596

Health Care Providers & Services (0.9%)
Advocate Health & Hospitals Corp.
3.829%, 8/15/28	100,000	98,789
Series 2020 2.211%, 6/15/30	150,000	135,821
Banner Health
2.338%, 1/1/30	190,000	174,294
Baylor Scott & White Holdings
Series 2021 1.777%, 11/15/30	50,000	43,868
Bon Secours Mercy Health, Inc.
Series 2018 4.302%, 7/1/28	125,000	125,253
Cardinal Health, Inc.
3.410%, 6/15/27	1,250,000	1,230,041
5.350%, 11/15/34	750,000	763,862
Cencora, Inc.
3.450%, 12/15/27	400,000	391,978
2.800%, 5/15/30	750,000	695,620
2.700%, 3/15/31	600,000	541,594
Cigna Group (The)
4.375%, 10/15/28	1,340,000	1,341,086
2.400%, 3/15/30	2,350,000	2,141,930
2.375%, 3/15/31	450,000	399,361
5.400%, 3/15/33	500,000	515,635
CommonSpirit Health
6.073%, 11/1/27 (x)	390,000	403,727
3.347%, 10/1/29	185,000	176,672
2.782%, 10/1/30	340,000	310,670
CVS Health Corp.
3.000%, 8/15/26	250,000	246,028
1.300%, 8/21/27 (x)	1,500,000	1,403,912
4.300%, 3/25/28	2,587,000	2,573,285
5.000%, 1/30/29	180,000	182,463
5.400%, 6/1/29	335,000	343,939
3.250%, 8/15/29	335,000	318,224
5.125%, 2/21/30	400,000	407,204
1.750%, 8/21/30	2,000,000	1,726,545
5.250%, 1/30/31	180,000	183,893
5.550%, 6/1/31	2,000,000	2,075,839
5.250%, 2/21/33	400,000	401,843
5.300%, 6/1/33	195,000	196,173
Elevance Health, Inc.
3.650%, 12/1/27	715,000	705,565
5.150%, 6/15/29	310,000	318,656
2.875%, 9/15/29	200,000	187,870

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
2.250%, 5/15/30	$165,000	$148,834
2.550%, 3/15/31	750,000	673,097
4.100%, 5/15/32	1,000,000	958,595
4.750%, 2/15/33	500,000	496,322
HCA, Inc.
4.500%, 2/15/27	820,000	819,720
3.125%, 3/15/27 (x)	235,000	230,047
5.200%, 6/1/28	2,500,000	2,551,853
3.375%, 3/15/29 (x)	335,000	321,347
4.125%, 6/15/29	525,000	514,727
2.375%, 7/15/31	750,000	650,891
3.625%, 3/15/32	500,000	459,868
5.450%, 9/15/34	1,000,000	1,006,729
5.750%, 3/1/35	200,000	205,401
Humana, Inc.
1.350%, 2/3/27	540,000	516,026
3.950%, 3/15/27	375,000	373,521
5.750%, 3/1/28 (x)	200,000	206,096
3.700%, 3/23/29	625,000	605,233
3.125%, 8/15/29	625,000	587,816
5.375%, 4/15/31	750,000	763,727
5.875%, 3/1/33	200,000	205,958
Kaiser Foundation Hospitals
3.150%, 5/1/27 (x)	375,000	368,049
McKesson Corp.
1.300%, 8/15/26	1,665,000	1,612,426
5.250%, 5/30/35	750,000	761,404
Providence St Joseph Health Obligated Group
Series H 2.746%, 10/1/26 (x)	400,000	390,938
Quest Diagnostics, Inc.
6.400%, 11/30/33	140,000	153,263
Sutter Health
Series 20A 2.294%, 8/15/30 (x)	415,000	373,841
UnitedHealth Group, Inc.
3.450%, 1/15/27 (x)	750,000	738,196
3.700%, 5/15/27 (x)	350,000	346,626
2.950%, 10/15/27	1,000,000	972,337
5.250%, 2/15/28	715,000	733,133
3.875%, 12/15/28	250,000	246,413
4.250%, 1/15/29	500,000	498,173
4.000%, 5/15/29	390,000	385,264
2.875%, 8/15/29	770,000	726,369
2.000%, 5/15/30	395,000	352,826
2.300%, 5/15/31	750,000	661,308
4.950%, 1/15/32	500,000	505,621
4.200%, 5/15/32	315,000	304,318
4.500%, 4/15/33	500,000	485,509
5.150%, 7/15/34 (x)	2,000,000	2,017,786
5.300%, 6/15/35	205,000	207,977
Universal Health Services, Inc.
1.650%, 9/1/26	625,000	603,391
5.050%, 10/15/34	245,000	233,888

		46,736,504

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
2.750%, 9/15/29	175,000	163,620
2.100%, 6/4/30	290,000	259,591
2.300%, 3/12/31	750,000	662,385
4.750%, 9/9/34	300,000	293,989
Illumina, Inc.
2.550%, 3/23/31	225,000	197,601
Revvity, Inc.
3.300%, 9/15/29	625,000	591,657
2.550%, 3/15/31	415,000	364,424
2.250%, 9/15/31	355,000	303,588
Thermo Fisher Scientific, Inc.
4.953%, 8/10/26	500,000	503,589
1.750%, 10/15/28	890,000	823,491
4.977%, 8/10/30	500,000	513,092
5.086%, 8/10/33	700,000	715,093

		5,392,120

Pharmaceuticals (0.9%)
Astrazeneca Finance LLC
4.875%, 3/3/28	500,000	510,952
1.750%, 5/28/28	400,000	374,719
4.900%, 3/3/30	500,000	512,329
2.250%, 5/28/31	325,000	290,210
4.875%, 3/3/33	500,000	508,431
5.000%, 2/26/34	3,000,000	3,054,671
Bristol-Myers Squibb Co.
1.125%, 11/13/27 (x)	600,000	561,550
3.900%, 2/20/28	2,750,000	2,735,195
3.400%, 7/26/29	773,000	748,328
1.450%, 11/13/30	355,000	306,468
5.900%, 11/15/33	665,000	713,998
5.200%, 2/22/34 (x)	3,000,000	3,068,476
Eli Lilly & Co.
3.375%, 3/15/29	258,000	251,862
4.750%, 2/12/30	1,000,000	1,021,879
4.700%, 2/9/34	2,000,000	1,987,989
4.600%, 8/14/34	355,000	350,716
5.100%, 2/12/35	1,000,000	1,019,168
GlaxoSmithKline Capital, Inc.
3.875%, 5/15/28	500,000	497,718
Johnson & Johnson
2.950%, 3/3/27	500,000	492,056
0.950%, 9/1/27 (x)	625,000	587,548
4.700%, 3/1/30	1,000,000	1,023,042
1.300%, 9/1/30	705,000	613,252
4.900%, 6/1/31	2,315,000	2,393,221
Merck & Co., Inc.
1.700%, 6/10/27	600,000	574,361
4.050%, 5/17/28	250,000	250,876
1.900%, 12/10/28	300,000	279,597
3.400%, 3/7/29	750,000	729,705
4.300%, 5/17/30	500,000	502,712
1.450%, 6/24/30	895,000	780,808
2.150%, 12/10/31	570,000	496,330
4.500%, 5/17/33	295,000	293,749
Novartis Capital Corp.
2.000%, 2/14/27 (x)	750,000	728,072
3.100%, 5/17/27 (x)	1,000,000	984,218
4.200%, 9/18/34	1,250,000	1,201,635
Pfizer Investment Enterprises Pte. Ltd.
4.450%, 5/19/28	2,000,000	2,012,124
4.650%, 5/19/30 (x)	1,500,000	1,517,996

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
4.750%, 5/19/33	$1,195,000	$1,191,522
Pfizer, Inc.
3.600%, 9/15/28	1,350,000	1,335,205
3.450%, 3/15/29 (x)	1,000,000	976,425
1.700%, 5/28/30 (x)	250,000	221,182
1.750%, 8/18/31	490,000	422,750
Royalty Pharma plc
1.750%, 9/2/27 (x)	455,000	430,489
5.150%, 9/2/29 (x)	390,000	397,285
2.200%, 9/2/30	415,000	367,122
Sanofi SA
3.625%, 6/19/28	750,000	740,763
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	2,450,000	2,416,592
Takeda Pharmaceutical Co. Ltd.
5.000%, 11/26/28	1,000,000	1,017,914
2.050%, 3/31/30	470,000	420,659
Viatris, Inc.
2.300%, 6/22/27	375,000	357,677
2.700%, 6/22/30	885,000	787,590
Zoetis, Inc.
3.000%, 9/12/27	500,000	487,523
3.900%, 8/20/28 (x)	350,000	347,275
2.000%, 5/15/30	500,000	448,449

		46,342,383

Total Health Care		130,934,842

Industrials (1.9%)
Aerospace & Defense (0.4%)
Boeing Co. (The)
2.700%, 2/1/27	365,000	354,740
5.040%, 5/1/27	1,500,000	1,511,042
3.250%, 2/1/28 (x)	600,000	581,870
3.450%, 11/1/28 (x)	300,000	289,127
3.200%, 3/1/29	500,000	475,126
2.950%, 2/1/30	750,000	694,610
5.150%, 5/1/30	1,000,000	1,017,809
6.388%, 5/1/31	190,000	204,110
6.528%, 5/1/34	2,000,000	2,172,742
Embraer Netherlands Finance BV
5.980%, 2/11/35	110,000	112,975
General Dynamics Corp.
2.125%, 8/15/26	750,000	733,361
3.750%, 5/15/28	805,000	799,864
Hexcel Corp.
5.875%, 2/26/35	70,000	71,063
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28	1,000,000	930,032
L3Harris Technologies, Inc.
3.850%, 12/15/26	245,000	243,323
5.400%, 1/15/27	335,000	340,679
4.400%, 6/15/28	1,750,000	1,753,151
5.400%, 7/31/33	750,000	770,415
Leidos, Inc.
4.375%, 5/15/30	95,000	93,535
5.750%, 3/15/33	375,000	390,329
Lockheed Martin Corp.
4.450%, 5/15/28	480,000	484,933
4.750%, 2/15/34	2,000,000	1,988,163
Northrop Grumman Corp.
3.250%, 1/15/28	1,500,000	1,463,828
RTX Corp.
3.500%, 3/15/27	715,000	705,900
3.125%, 5/4/27	1,250,000	1,225,968
6.000%, 3/15/31	625,000	670,434
1.900%, 9/1/31	1,520,000	1,300,147
2.375%, 3/15/32	750,000	652,037
5.150%, 2/27/33	290,000	296,187
Textron, Inc.
3.650%, 3/15/27	250,000	246,742

		22,574,242

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.
4.200%, 4/15/28	500,000	496,779
FedEx Corp.
3.100%, 8/5/29 (x)§	750,000	709,184
GXO Logistics, Inc.
6.250%, 5/6/29	155,000	161,804
United Parcel Service, Inc.
3.050%, 11/15/27	750,000	733,027
3.400%, 3/15/29	310,000	301,952
2.500%, 9/1/29	150,000	140,111
4.875%, 3/3/33	290,000	294,708
5.250%, 5/14/35	290,000	295,521

		3,133,086

Building Products (0.2%)
Carrier Global Corp.
2.493%, 2/15/27	830,000	807,811
2.722%, 2/15/30	1,570,000	1,458,231
CRH America Finance, Inc.
5.500%, 1/9/35	1,000,000	1,026,032
Fortune Brands Innovations, Inc.
3.250%, 9/15/29	350,000	331,307
4.000%, 3/25/32	500,000	468,846
5.875%, 6/1/33	315,000	329,847
Johnson Controls International plc
5.500%, 4/19/29	250,000	259,135
1.750%, 9/15/30	265,000	231,936
2.000%, 9/16/31	585,000	501,011
Lennox International, Inc.
1.700%, 8/1/27	100,000	94,397
5.500%, 9/15/28	250,000	257,300
Masco Corp.
1.500%, 2/15/28	375,000	347,932
2.000%, 10/1/30	500,000	432,682
2.000%, 2/15/31	500,000	428,544
Owens Corning
3.400%, 8/15/26	285,000	281,967
3.950%, 8/15/29	250,000	244,483
Trane Technologies Financing Ltd.
3.800%, 3/21/29	500,000	491,089
5.250%, 3/3/33	135,000	138,890

		8,131,440

Commercial Services & Supplies (0.3%)
Cintas Corp. No. 2
3.700%, 4/1/27	600,000	595,269
4.000%, 5/1/32 (x)	500,000	482,725

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
RELX Capital, Inc.
4.000%, 3/18/29	$750,000	$743,466
3.000%, 5/22/30	250,000	235,139
4.750%, 5/20/32	105,000	105,391
Republic Services, Inc.
3.375%, 11/15/27	275,000	270,107
3.950%, 5/15/28	750,000	745,828
4.875%, 4/1/29	555,000	566,418
5.000%, 11/15/29	500,000	512,961
5.150%, 3/15/35	355,000	361,003
Waste Connections, Inc.
3.500%, 5/1/29 (x)	750,000	733,324
5.000%, 3/1/34	1,000,000	1,009,286
Waste Management, Inc.
3.150%, 11/15/27	750,000	734,209
1.150%, 3/15/28	195,000	180,598
4.875%, 2/15/29 (x)	500,000	511,611
2.000%, 6/1/29 (x)	250,000	230,476
4.625%, 2/15/30	500,000	505,878
4.150%, 4/15/32	1,000,000	977,148
4.625%, 2/15/33	500,000	500,496
4.875%, 2/15/34 (x)	2,000,000	2,020,675
4.950%, 3/15/35	500,000	499,369

		12,521,377

Construction & Engineering (0.0%)†
Quanta Services, Inc.
2.900%, 10/1/30	1,000,000	920,086
5.250%, 8/9/34	175,000	177,050

		1,097,136

Electrical Equipment (0.1%)
Eaton Corp.
3.103%, 9/15/27	500,000	490,406
4.350%, 5/18/28	310,000	312,084
Emerson Electric Co.
0.875%, 10/15/26	665,000	638,503
1.800%, 10/15/27 (x)	235,000	223,551
2.000%, 12/21/28	600,000	558,938
2.200%, 12/21/31 (x)	600,000	526,908
Hubbell, Inc.
3.150%, 8/15/27 (x)	150,000	146,268
3.500%, 2/15/28	500,000	491,549
2.300%, 3/15/31	290,000	256,690
Regal Rexnord Corp.
6.400%, 4/15/33	2,000,000	2,106,778
Rockwell Automation, Inc.
3.500%, 3/1/29	300,000	292,303
1.750%, 8/15/31	200,000	171,509

		6,215,487

Ground Transportation (0.2%)
Burlington Northern Santa Fe LLC
3.250%, 6/15/27 (x)	400,000	393,970
Canadian National Railway Co.
3.850%, 8/5/32	500,000	475,680
4.375%, 9/18/34 (x)	260,000	249,671
Canadian Pacific Railway Co.
1.750%, 12/2/26	290,000	279,729
2.875%, 11/15/29	310,000	290,996
2.050%, 3/5/30	180,000	161,989
2.450%, 12/2/31	335,000	293,608
5.200%, 3/30/35 (x)	500,000	506,933
CSX Corp.
2.600%, 11/1/26	750,000	733,350
3.250%, 6/1/27	550,000	540,769
Norfolk Southern Corp.
3.150%, 6/1/27	365,000	357,945
2.550%, 11/1/29	500,000	464,187
5.050%, 8/1/30	355,000	366,025
5.100%, 5/1/35	100,000	100,495
Ryder System, Inc.
1.750%, 9/1/26	310,000	300,514
2.900%, 12/1/26	220,000	215,160
2.850%, 3/1/27	145,000	141,242
4.300%, 6/15/27	250,000	250,093
5.650%, 3/1/28	750,000	774,560
5.250%, 6/1/28	355,000	363,372
4.950%, 9/1/29	300,000	304,842
Uber Technologies, Inc.
4.800%, 9/15/34	1,000,000	981,137
Union Pacific Corp.
2.150%, 2/5/27	500,000	484,948
3.700%, 3/1/29	530,000	520,109
2.400%, 2/5/30	430,000	396,054
2.375%, 5/20/31	470,000	421,513
2.800%, 2/14/32	350,000	315,617

		10,684,508

Industrial Conglomerates (0.2%)
3M Co.
2.250%, 9/19/26	500,000	487,736
2.875%, 10/15/27	500,000	485,783
3.625%, 9/14/28	500,000	490,770
2.375%, 8/26/29	750,000	694,470
5.150%, 3/15/35	500,000	501,864
Honeywell International, Inc.
4.250%, 1/15/29	475,000	475,883
2.700%, 8/15/29 (x)	295,000	277,527
4.700%, 2/1/30	600,000	608,202
1.950%, 6/1/30	1,000,000	892,227
1.750%, 9/1/31 (x)	960,000	818,624
4.750%, 2/1/32	600,000	603,829
5.000%, 3/1/35	500,000	502,078
Pentair Finance Sarl
4.500%, 7/1/29	250,000	249,404
5.900%, 7/15/32	500,000	522,160

		7,610,557

Machinery (0.2%)
Caterpillar, Inc.
2.600%, 9/19/29	350,000	328,398
1.900%, 3/12/31	350,000	307,585
CNH Industrial Capital LLC
1.450%, 7/15/26	500,000	484,245
CNH Industrial NV
3.850%, 11/15/27	655,000	647,247
Cummins, Inc.
5.300%, 5/9/35	500,000	506,758
Deere & Co.
5.450%, 1/16/35	500,000	520,950
Dover Corp.
2.950%, 11/4/29 (x)	105,000	98,832

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
IDEX Corp.
3.000%, 5/1/30	$250,000	$232,194
Illinois Tool Works, Inc.
2.650%, 11/15/26	950,000	932,780
Ingersoll Rand, Inc.
5.176%, 6/15/29	350,000	359,051
Kennametal, Inc.
4.625%, 6/15/28	250,000	250,570
nVent Finance Sarl
2.750%, 11/15/31 (x)	500,000	431,250
5.650%, 5/15/33	500,000	507,597
Oshkosh Corp.
4.600%, 5/15/28	250,000	250,271
Otis Worldwide Corp.
2.293%, 4/5/27	800,000	773,692
5.250%, 8/16/28	185,000	190,320
2.565%, 2/15/30	925,000	853,020
Parker-Hannifin Corp.
4.250%, 9/15/27	355,000	355,713
3.250%, 6/14/29	270,000	259,013
4.500%, 9/15/29	250,000	252,183
Stanley Black & Decker, Inc.
6.000%, 3/6/28	500,000	519,217
4.250%, 11/15/28	350,000	347,642
3.000%, 5/15/32	285,000	249,689
Westinghouse Air Brake Technologies Corp.
3.450%, 11/15/26	500,000	493,142
4.700%, 9/15/28 (e)	750,000	753,568
5.500%, 5/29/35	350,000	355,137
Xylem, Inc.
3.250%, 11/1/26	570,000	561,297
1.950%, 1/30/28	350,000	330,427

		12,151,788

Passenger Airlines (0.0%)†
Southwest Airlines Co.
3.000%, 11/15/26	250,000	244,743
5.125%, 6/15/27	850,000	855,292
3.450%, 11/16/27	250,000	243,263
2.625%, 2/10/30	350,000	317,903

		1,661,201

Professional Services (0.1%)
Automatic Data Processing, Inc.
1.700%, 5/15/28	485,000	455,937
4.450%, 9/9/34	1,000,000	976,791
Broadridge Financial Solutions, Inc.
2.900%, 12/1/29	500,000	467,376
2.600%, 5/1/31	1,000,000	890,029
Equifax, Inc.
5.100%, 12/15/27	565,000	573,456
5.100%, 6/1/28	750,000	764,212
Verisk Analytics, Inc.
4.125%, 3/15/29	500,000	496,296

		4,624,097

Trading Companies & Distributors (0.1%)
Air Lease Corp.
1.875%, 8/15/26	375,000	364,482
2.200%, 1/15/27	750,000	725,711
5.850%, 12/15/27	500,000	516,865
5.300%, 2/1/28	250,000	255,327
2.100%, 9/1/28	455,000	424,163
3.000%, 2/1/30	250,000	233,711
3.125%, 12/1/30	350,000	323,233
5.200%, 7/15/31	250,000	254,662
2.875%, 1/15/32	750,000	666,899

		3,765,053

Total Industrials		94,169,972

Information Technology (2.3%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
4.750%, 2/24/30	1,000,000	1,019,815
5.050%, 2/26/34	3,000,000	3,065,059
5.100%, 2/24/35	400,000	408,600
Juniper Networks, Inc.
3.750%, 8/15/29	500,000	485,062
2.000%, 12/10/30	320,000	277,084
Motorola Solutions, Inc.
4.600%, 2/23/28	550,000	553,607
4.600%, 5/23/29	350,000	351,262
5.600%, 6/1/32	500,000	518,156

		6,678,645

Electronic Equipment, Instruments & Components (0.2%)
Allegion US Holding Co., Inc.
3.550%, 10/1/27	500,000	489,824
5.411%, 7/1/32	200,000	205,548
Amphenol Corp.
2.200%, 9/15/31	440,000	384,721
Avnet, Inc.
6.250%, 3/15/28	500,000	519,565
3.000%, 5/15/31	500,000	446,521
5.500%, 6/1/32	100,000	100,700
CDW LLC
2.670%, 12/1/26	715,000	697,078
3.276%, 12/1/28	535,000	511,749
3.569%, 12/1/31	750,000	689,663
5.550%, 8/22/34	175,000	175,309
Flex Ltd.
4.875%, 6/15/29	350,000	351,451
4.875%, 5/12/30	665,000	666,935
Jabil, Inc.
4.250%, 5/15/27	375,000	373,723
3.950%, 1/12/28 (x)	270,000	267,079
5.450%, 2/1/29	315,000	322,827
3.600%, 1/15/30	150,000	143,312
Keysight Technologies, Inc.
4.600%, 4/6/27	465,000	466,488
3.000%, 10/30/29	250,000	233,836
4.950%, 10/15/34	85,000	83,911
Teledyne Technologies, Inc.
2.250%, 4/1/28	500,000	474,338
Trimble, Inc.
4.900%, 6/15/28	450,000	456,545
Tyco Electronics Group SA
3.125%, 8/15/27	365,000	357,036
2.500%, 2/4/32	85,000	74,707
5.000%, 5/9/35	290,000	288,111

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Vontier Corp.
2.400%, 4/1/28	$500,000	$470,540

		9,251,517

IT Services (0.2%)
Accenture Capital, Inc.
4.500%, 10/4/34	1,500,000	1,455,172
Amdocs Ltd.
2.538%, 6/15/30	500,000	451,892
DXC Technology Co.
1.800%, 9/15/26	750,000	723,767
2.375%, 9/15/28 (x)	750,000	696,824
Genpact Luxembourg Sarl
6.000%, 6/4/29	125,000	129,267
International Business Machines Corp.
3.300%, 1/27/27 (x)	1,095,000	1,080,640
2.200%, 2/9/27	185,000	179,256
1.700%, 5/15/27	405,000	386,881
4.150%, 7/27/27	500,000	499,505
4.500%, 2/6/28	500,000	504,419
1.950%, 5/15/30	220,000	195,965
2.720%, 2/9/32	380,000	338,007
4.400%, 7/27/32	500,000	492,903
4.750%, 2/6/33	500,000	501,726
5.200%, 2/10/35 (x)	1,000,000	1,011,093

		8,647,317

Semiconductors & Semiconductor Equipment (0.8%)
Advanced Micro Devices, Inc.
3.924%, 6/1/32	65,000	62,629
Analog Devices, Inc.
3.500%, 12/5/26 (x)	500,000	495,672
3.450%, 6/15/27	500,000	494,786
1.700%, 10/1/28	340,000	314,752
2.100%, 10/1/31	435,000	379,482
Applied Materials, Inc.
4.800%, 6/15/29	135,000	137,955
1.750%, 6/1/30	585,000	519,465
Broadcom, Inc.
3.459%, 9/15/26	260,000	257,389
1.950%, 2/15/28§	515,000	485,328
4.110%, 9/15/28 (x)	1,942,000	1,932,910
4.000%, 4/15/29§	250,000	246,600
5.050%, 7/12/29	325,000	332,560
5.000%, 4/15/30	4,500,000	4,592,877
2.450%, 2/15/31§	1,250,000	1,117,226
5.150%, 11/15/31	1,000,000	1,025,630
4.150%, 4/15/32§	200,000	192,487
4.800%, 10/15/34	1,405,000	1,385,306
Intel Corp.
3.150%, 5/11/27	1,000,000	978,926
3.750%, 8/5/27 (x)	500,000	492,970
4.875%, 2/10/28	375,000	379,691
2.450%, 11/15/29	1,605,000	1,463,912
5.125%, 2/10/30 (x)	355,000	362,383
3.900%, 3/25/30	1,000,000	967,086
2.000%, 8/12/31	750,000	641,683
4.150%, 8/5/32	500,000	473,311
5.200%, 2/10/33 (x)	335,000	337,358
KLA Corp.
4.100%, 3/15/29	625,000	624,287
4.650%, 7/15/32	440,000	441,946
Lam Research Corp.
4.000%, 3/15/29	530,000	525,797
Marvell Technology, Inc.
2.450%, 4/15/28	335,000	317,800
4.875%, 6/22/28 (x)	350,000	353,472
2.950%, 4/15/31	290,000	263,535
5.950%, 9/15/33	470,000	496,034
Micron Technology, Inc.
5.375%, 4/15/28 (x)	500,000	513,369
5.327%, 2/6/29	350,000	357,949
6.750%, 11/1/29	500,000	540,099
2.703%, 4/15/32 (x)	220,000	191,039
5.875%, 2/9/33	315,000	327,782
5.800%, 1/15/35 (x)	750,000	774,976
NVIDIA Corp.
3.200%, 9/16/26	850,000	841,934
1.550%, 6/15/28	1,000,000	934,556
2.000%, 6/15/31 (x)	1,000,000	886,565
NXP BV
3.150%, 5/1/27	165,000	161,352
4.400%, 6/1/27	115,000	115,187
5.550%, 12/1/28	335,000	345,633
4.300%, 6/18/29	750,000	742,215
3.400%, 5/1/30 (x)	1,215,000	1,150,702
2.500%, 5/11/31	500,000	441,063
QUALCOMM, Inc.
3.250%, 5/20/27	1,500,000	1,480,544
2.150%, 5/20/30	500,000	453,569
4.250%, 5/20/32	260,000	256,873
5.000%, 5/20/35	315,000	317,059
Texas Instruments, Inc.
1.125%, 9/15/26	335,000	323,659
2.900%, 11/3/27	355,000	346,205
4.600%, 2/15/28	55,000	55,807
2.250%, 9/4/29 (x)	320,000	296,648
1.900%, 9/15/31	600,000	521,622
3.650%, 8/16/32	140,000	132,449
4.900%, 3/14/33 (x)	650,000	664,480
5.100%, 5/23/35	350,000	356,546
TSMC Arizona Corp.
3.875%, 4/22/27 (x)	460,000	457,222
4.125%, 4/22/29	500,000	496,695
4.250%, 4/22/32 (x)	345,000	341,029

		37,918,073

Software (0.6%)
Adobe, Inc.
2.150%, 2/1/27	465,000	451,859
5.300%, 1/17/35	750,000	783,936
AppLovin Corp.
5.125%, 12/1/29	1,000,000	1,012,790
5.375%, 12/1/31	1,000,000	1,015,480
Autodesk, Inc.
3.500%, 6/15/27	1,000,000	986,808
2.850%, 1/15/30	195,000	182,211
Fortinet, Inc.
2.200%, 3/15/31	125,000	109,906

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Intuit, Inc.
5.250%, 9/15/26	$500,000	$505,797
1.350%, 7/15/27 (x)	165,000	156,460
5.125%, 9/15/28	500,000	515,660
5.200%, 9/15/33	650,000	672,486
Microsoft Corp.
2.400%, 8/8/26	3,260,000	3,204,222
3.400%, 9/15/26	600,000	595,996
3.300%, 2/6/27	1,000,000	989,719
3.400%, 6/15/27	310,000	308,552
1.350%, 9/15/30	180,000	157,687
Oracle Corp.
2.650%, 7/15/26	2,805,000	2,753,838
3.250%, 11/15/27	1,000,000	976,988
4.500%, 5/6/28	610,000	613,109
6.150%, 11/9/29	295,000	314,181
2.950%, 4/1/30	5,000,000	4,663,110
4.650%, 5/6/30	1,000,000	1,008,140
4.900%, 2/6/33	525,000	525,033
4.700%, 9/27/34	500,000	484,626
Roper Technologies, Inc.
3.800%, 12/15/26	285,000	282,446
1.400%, 9/15/27	375,000	352,575
2.950%, 9/15/29	210,000	198,247
2.000%, 6/30/30	440,000	389,914
Salesforce, Inc.
3.700%, 4/11/28	375,000	371,920
1.500%, 7/15/28	650,000	604,000
1.950%, 7/15/31	1,200,000	1,051,286
ServiceNow, Inc.
1.400%, 9/1/30	2,000,000	1,725,982
Synopsys, Inc.
4.850%, 4/1/30	750,000	760,453
5.000%, 4/1/32	500,000	505,732
VMware LLC
1.400%, 8/15/26	310,000	299,628
3.900%, 8/21/27	2,050,000	2,031,308
1.800%, 8/15/28 (x)	405,000	374,592

		31,936,677

Technology Hardware, Storage & Peripherals (0.4%)
Apple, Inc.
2.450%, 8/4/26	1,675,000	1,645,447
2.050%, 9/11/26	750,000	732,679
3.350%, 2/9/27	1,500,000	1,483,817
3.200%, 5/11/27	923,000	910,683
3.000%, 6/20/27 (x)	2,060,000	2,022,677
1.200%, 2/8/28	1,000,000	933,034
4.000%, 5/10/28	355,000	355,864
1.400%, 8/5/28	1,000,000	925,941
3.250%, 8/8/29 (x)	750,000	728,005
2.200%, 9/11/29	750,000	695,795
4.150%, 5/10/30	225,000	227,178
1.650%, 5/11/30	440,000	391,586
3.350%, 8/8/32	750,000	707,468
4.300%, 5/10/33	500,000	501,157
4.750%, 5/12/35	1,000,000	1,005,822
Dell International LLC
4.900%, 10/1/26	1,300,000	1,305,985
5.250%, 2/1/28	250,000	255,953
5.300%, 10/1/29	1,500,000	1,542,801
5.500%, 4/1/35	500,000	504,252
Hewlett Packard Enterprise Co.
5.250%, 7/1/28	500,000	511,450
4.850%, 10/15/31	500,000	496,562
5.000%, 10/15/34	1,000,000	970,292
HP, Inc.
4.750%, 1/15/28	500,000	505,325
2.650%, 6/17/31	750,000	660,739
4.200%, 4/15/32	500,000	477,786
6.100%, 4/25/35	355,000	366,679
NetApp, Inc.
2.375%, 6/22/27	300,000	288,303
2.700%, 6/22/30	300,000	273,879
5.700%, 3/17/35	250,000	256,347
Teledyne FLIR LLC
2.500%, 8/1/30	250,000	226,099
Western Digital Corp.
2.850%, 2/1/29	500,000	462,300

		22,371,905

Total Information Technology		116,804,134

Materials (0.8%)
Chemicals (0.3%)
Air Products and Chemicals, Inc.
1.850%, 5/15/27 (x)	195,000	187,272
2.050%, 5/15/30 (x)	125,000	112,845
4.800%, 3/3/33	500,000	503,594
Albemarle Corp.
4.650%, 6/1/27 (x)	250,000	249,045
5.050%, 6/1/32 (x)	250,000	240,061
Cabot Corp.
4.000%, 7/1/29	500,000	487,514
5.000%, 6/30/32	200,000	199,719
Dow Chemical Co. (The)
4.800%, 11/30/28	500,000	506,800
5.350%, 3/15/35	1,000,000	993,259
DuPont de Nemours, Inc.
4.725%, 11/15/28	1,000,000	1,014,510
Eastman Chemical Co.
5.000%, 8/1/29	125,000	126,616
5.750%, 3/8/33	750,000	780,123
Ecolab, Inc.
2.700%, 11/1/26	215,000	210,775
1.650%, 2/1/27	1,000,000	962,663
EIDP, Inc.
4.800%, 5/15/33	500,000	496,610
FMC Corp.
3.200%, 10/1/26	350,000	343,645
5.650%, 5/18/33 (x)	500,000	491,904
Huntsman International LLC
5.700%, 10/15/34 (x)	210,000	194,886
International Flavors & Fragrances, Inc.
4.450%, 9/26/28	385,000	383,532
Linde, Inc.
1.100%, 8/10/30	500,000	429,563
LYB International Finance III LLC
2.250%, 10/1/30 (x)	270,000	239,158
5.625%, 5/15/33	500,000	510,266
6.150%, 5/15/35	60,000	61,924

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Mosaic Co. (The)
4.050%, 11/15/27	$750,000	$744,299
5.375%, 11/15/28	105,000	107,629
NewMarket Corp.
2.700%, 3/18/31	500,000	446,860
Nutrien Ltd.
4.000%, 12/15/26 (x)	500,000	496,860
4.900%, 3/27/28	235,000	238,048
4.200%, 4/1/29	280,000	277,001
2.950%, 5/13/30	500,000	464,028
PPG Industries, Inc.
2.800%, 8/15/29	250,000	235,098
RPM International, Inc.
3.750%, 3/15/27	350,000	345,668
4.550%, 3/1/29	500,000	497,272
2.950%, 1/15/32	470,000	413,571
Sherwin-Williams Co. (The)
3.450%, 6/1/27	750,000	739,469
2.950%, 8/15/29	500,000	471,264
Westlake Corp.
3.600%, 8/15/26	500,000	495,223
3.375%, 6/15/30	280,000	264,213

		15,962,787

Construction Materials (0.0%)†
Eagle Materials, Inc.
2.500%, 7/1/31	375,000	331,721
Martin Marietta Materials, Inc.
3.450%, 6/1/27	321,000	315,277
3.500%, 12/15/27 (x)	500,000	490,206
2.400%, 7/15/31	250,000	220,288
Series CB 2.500%, 3/15/30	235,000	215,710
Vulcan Materials Co.
3.900%, 4/1/27	130,000	128,955

		1,702,157

Containers & Packaging (0.1%)
Amcor Finance USA, Inc.
5.625%, 5/26/33 (x)	320,000	331,480
Amcor Flexibles North America, Inc.
3.100%, 9/15/26	500,000	490,656
2.630%, 6/19/30	220,000	199,195
2.690%, 5/25/31 (x)	490,000	438,706
5.500%, 3/17/35§	350,000	354,780
Avery Dennison Corp.
4.875%, 12/6/28	300,000	304,319
5.750%, 3/15/33 (x)	250,000	260,692
Berry Global, Inc.
1.650%, 1/15/27	500,000	478,730
5.500%, 4/15/28	250,000	255,655
Packaging Corp. of America
3.400%, 12/15/27	360,000	352,201
5.700%, 12/1/33 (x)	280,000	292,174
Sonoco Products Co.
2.250%, 2/1/27	415,000	400,268
5.000%, 9/1/34	290,000	281,233
WRKCo., Inc.
4.000%, 3/15/28	500,000	495,061
3.900%, 6/1/28	175,000	172,596

		5,107,746

Metals & Mining (0.3%)
AngloGold Ashanti Holdings plc
3.375%, 11/1/28	385,000	367,527
3.750%, 10/1/30	200,000	187,500
BHP Billiton Finance USA Ltd.
5.250%, 9/8/26	500,000	505,648
4.750%, 2/28/28	500,000	507,781
5.100%, 9/8/28	500,000	512,423
5.250%, 9/8/30	500,000	517,473
4.900%, 2/28/33	530,000	531,495
5.250%, 9/8/33	500,000	511,251
5.300%, 2/21/35	200,000	203,662
Freeport-McMoRan, Inc.
4.625%, 8/1/30	1,500,000	1,488,058
Kinross Gold Corp.
6.250%, 7/15/33	500,000	535,820
Nucor Corp.
4.300%, 5/23/27	500,000	501,578
3.950%, 5/1/28	1,350,000	1,342,934
Reliance, Inc.
2.150%, 8/15/30	275,000	243,259
Rio Tinto Finance USA plc
5.000%, 3/14/32	500,000	508,234
5.000%, 3/9/33	750,000	760,027
5.250%, 3/14/35	915,000	929,008
Steel Dynamics, Inc.
1.650%, 10/15/27	190,000	178,858
Vale Overseas Ltd.
3.750%, 7/8/30	1,190,000	1,123,170
6.125%, 6/12/33	375,000	391,620

		11,847,326

Paper & Forest Products (0.1%)
Celulosa Arauco y Constitucion SA
3.875%, 11/2/27	500,000	487,875
Suzano Austria GmbH
2.500%, 9/15/28	210,000	194,662
6.000%, 1/15/29	1,000,000	1,027,500
5.000%, 1/15/30	2,000,000	1,985,000
Suzano International Finance BV
5.500%, 1/17/27	625,000	631,931

		4,326,968

Total Materials		38,946,984

Real Estate (1.3%)
Diversified REITs (0.2%)
Digital Realty Trust LP (REIT)
3.700%, 8/15/27	1,500,000	1,480,710
5.550%, 1/15/28	500,000	511,863
GLP Capital LP (REIT)
5.750%, 6/1/28	385,000	393,994
3.250%, 1/15/32	250,000	220,109
Simon Property Group LP (REIT)
3.250%, 11/30/26	500,000	493,001
3.375%, 6/15/27	1,750,000	1,721,241
3.375%, 12/1/27 (x)	750,000	736,425
1.750%, 2/1/28	500,000	470,893
2.450%, 9/13/29	750,000	694,929
2.650%, 7/15/30	500,000	459,111
4.750%, 9/26/34	120,000	116,668

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
VICI Properties LP (REIT)
5.625%, 4/1/35	$165,000	$166,336
WP Carey, Inc. (REIT)
4.250%, 10/1/26	400,000	398,875
3.850%, 7/15/29	250,000	243,138

		8,107,293

Health Care REITs (0.1%)
DOC DR LLC (REIT)
4.300%, 3/15/27	250,000	249,340
Healthcare Realty Holdings LP (REIT)
3.500%, 8/1/26	425,000	419,534
Healthpeak OP LLC (REIT)
3.250%, 7/15/26	175,000	173,030
1.350%, 2/1/27	1,000,000	953,258
2.125%, 12/1/28	795,000	737,015
3.500%, 7/15/29	200,000	192,886
5.250%, 12/15/32	375,000	380,309
5.375%, 2/15/35	75,000	75,719
National Health Investors, Inc. (REIT)
3.000%, 2/1/31	150,000	133,027
Sabra Health Care LP (REIT)
3.900%, 10/15/29	750,000	711,600
Ventas Realty LP (REIT)
3.250%, 10/15/26	800,000	787,587
Welltower OP LLC (REIT)
2.700%, 2/15/27	250,000	244,176
4.250%, 4/15/28	1,225,000	1,225,381
2.050%, 1/15/29 (x)	1,165,000	1,078,989
5.125%, 7/1/35	355,000	356,403

		7,718,254

Industrial REITs (0.1%)
Prologis LP (REIT)
3.250%, 10/1/26	300,000	296,412
2.125%, 4/15/27 (x)	500,000	482,711
3.375%, 12/15/27	680,000	667,823
4.875%, 6/15/28	500,000	509,325
4.000%, 9/15/28 (x)	300,000	297,972
4.375%, 2/1/29	155,000	155,953
2.875%, 11/15/29	185,000	174,151
1.750%, 7/1/30	200,000	175,684
2.250%, 1/15/32	500,000	433,153
5.000%, 3/15/34	750,000	751,309
Rexford Industrial Realty LP (REIT)
2.125%, 12/1/30	250,000	217,581
2.150%, 9/1/31	200,000	171,295

		4,333,369

Office REITs (0.1%)
Boston Properties LP (REIT)
3.400%, 6/21/29 (x)	750,000	710,555
3.250%, 1/30/31 (x)	1,500,000	1,373,360
COPT Defense Properties LP (REIT)
2.000%, 1/15/29	425,000	386,401
Kilroy Realty LP (REIT)
4.750%, 12/15/28 (x)	350,000	347,181
Piedmont Operating Partnership LP (REIT)
9.250%, 7/20/28 (x)	250,000	278,356
6.875%, 7/15/29	175,000	184,265
3.150%, 8/15/30	500,000	448,102

		3,728,220

Real Estate Management & Development (0.0%)†
CBRE Services, Inc.
2.500%, 4/1/31	250,000	220,823

Residential REITs (0.2%)
American Homes 4 Rent LP (REIT)
4.250%, 2/15/28	500,000	496,480
2.375%, 7/15/31	160,000	138,854
3.625%, 4/15/32	350,000	322,786
AvalonBay Communities, Inc. (REIT)
2.900%, 10/15/26	250,000	245,497
3.350%, 5/15/27	175,000	172,470
1.900%, 12/1/28	1,250,000	1,159,132
5.300%, 12/7/33	145,000	148,933
Camden Property Trust (REIT)
4.100%, 10/15/28	215,000	213,384
ERP Operating LP (REIT)
3.250%, 8/1/27	355,000	347,784
4.150%, 12/1/28	300,000	299,462
1.850%, 8/1/31 (x)	200,000	172,335
4.650%, 9/15/34	320,000	309,415
Essex Portfolio LP (REIT)
1.700%, 3/1/28 (x)	625,000	582,274
4.000%, 3/1/29	500,000	491,744
Invitation Homes Operating Partnership LP (REIT)
2.300%, 11/15/28	375,000	350,828
5.450%, 8/15/30	300,000	310,085
4.150%, 4/15/32	250,000	236,719
5.500%, 8/15/33	500,000	507,522
Mid-America Apartments LP(REIT)
1.100%, 9/15/26	165,000	158,898
3.600%, 6/1/27	500,000	494,798
3.950%, 3/15/29	750,000	740,250
Store Capital LLC (REIT)
4.500%, 3/15/28	275,000	272,183
4.625%, 3/15/29 (x)	250,000	245,341
2.750%, 11/18/30	250,000	220,248
2.700%, 12/1/31	500,000	423,158
Sun Communities Operating LP (REIT)
2.300%, 11/1/28	310,000	289,773
2.700%, 7/15/31	185,000	163,480
4.200%, 4/15/32	250,000	237,153
Tanger Properties LP (REIT)
3.125%, 9/1/26	500,000	490,869
2.750%, 9/1/31	200,000	175,293
UDR, Inc. (REIT)
2.950%, 9/1/26	125,000	122,791
3.500%, 7/1/27	350,000	344,629
3.200%, 1/15/30 (x)	1,000,000	946,286
3.000%, 8/15/31	150,000	136,325

		11,967,179

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Retail REITs (0.2%)
Agree LP (REIT)
2.000%, 6/15/28	$320,000	$299,807
5.600%, 6/15/35	70,000	71,044
Brixmor Operating Partnership LP (REIT)
3.900%, 3/15/27	250,000	247,595
2.250%, 4/1/28	175,000	165,366
4.125%, 5/15/29	375,000	368,574
4.050%, 7/1/30	375,000	363,893
2.500%, 8/16/31	250,000	217,944
Federal Realty OP LP (REIT)
3.250%, 7/15/27	500,000	487,387
5.375%, 5/1/28	500,000	511,885
3.200%, 6/15/29 (x)	500,000	474,557
Kimco Realty OP LLC (REIT)
1.900%, 3/1/28	200,000	189,197
Kite Realty Group LP (REIT)
4.000%, 10/1/26	250,000	247,888
NNN REIT, Inc. (REIT)
3.600%, 12/15/26	250,000	247,071
4.300%, 10/15/28	665,000	662,222
Realty Income Corp. (REIT)
4.125%, 10/15/26	725,000	723,126
3.950%, 8/15/27	320,000	318,002
2.100%, 3/15/28	500,000	473,077
2.200%, 6/15/28	500,000	471,196
4.700%, 12/15/28	350,000	354,508
3.250%, 6/15/29	350,000	335,258
4.000%, 7/15/29	225,000	221,959
4.850%, 3/15/30	155,000	157,656
5.625%, 10/13/32 (x)	250,000	261,441
5.125%, 2/15/34	2,000,000	2,017,376
Regency Centers LP (REIT)
3.600%, 2/1/27 (x)	360,000	356,557
4.125%, 3/15/28 (x)	500,000	497,433
2.950%, 9/15/29	250,000	236,284

		10,978,303

Specialized REITs (0.4%)
American Tower Corp. (REIT)
1.450%, 9/15/26	500,000	482,804
2.750%, 1/15/27	350,000	341,610
3.650%, 3/15/27	400,000	395,045
1.500%, 1/31/28	350,000	325,715
5.500%, 3/15/28	500,000	513,763
5.250%, 7/15/28	355,000	363,969
5.800%, 11/15/28	415,000	432,653
3.950%, 3/15/29	500,000	489,815
2.900%, 1/15/30	240,000	223,584
2.100%, 6/15/30	250,000	221,742
1.875%, 10/15/30	1,000,000	868,094
2.700%, 4/15/31	600,000	537,800
2.300%, 9/15/31	355,000	307,114
5.650%, 3/15/33	250,000	259,941
5.350%, 3/15/35	500,000	509,120
Crown Castle, Inc. (REIT)
1.050%, 7/15/26	750,000	722,423
2.900%, 3/15/27	970,000	943,067
3.650%, 9/1/27	750,000	736,565
5.000%, 1/11/28	180,000	181,696
4.800%, 9/1/28	415,000	417,160
5.600%, 6/1/29	250,000	257,613
CubeSmart LP (REIT)
3.125%, 9/1/26	250,000	245,823
2.250%, 12/15/28	500,000	465,332
4.375%, 2/15/29	150,000	148,918
Equinix, Inc. (REIT)
2.900%, 11/18/26 (x)	455,000	445,590
1.800%, 7/15/27 (x)	215,000	204,778
1.550%, 3/15/28	375,000	349,226
2.000%, 5/15/28	350,000	327,505
3.200%, 11/18/29	455,000	431,759
2.500%, 5/15/31	750,000	662,590
3.900%, 4/15/32	500,000	472,997
Extra Space Storage LP (REIT)
3.500%, 7/1/26	500,000	494,885
3.875%, 12/15/27	400,000	395,165
5.700%, 4/1/28	330,000	340,780
3.900%, 4/1/29	165,000	161,320
4.000%, 6/15/29	500,000	490,457
5.500%, 7/1/30	355,000	368,072
2.400%, 10/15/31	350,000	304,014
Public Storage Operating Co. (REIT)
1.500%, 11/9/26	250,000	241,250
3.094%, 9/15/27	300,000	293,518
1.850%, 5/1/28	280,000	262,831
1.950%, 11/9/28	415,000	386,098
5.125%, 1/15/29	295,000	303,735
3.385%, 5/1/29	320,000	309,938
2.300%, 5/1/31	280,000	248,403
2.250%, 11/9/31	310,000	270,676
5.100%, 8/1/33	95,000	97,568

		18,254,521

Total Real Estate		65,307,962

Utilities (2.5%)
Electric Utilities (1.8%)
AEP Texas, Inc.
4.700%, 5/15/32	250,000	245,612
AEP Transmission Co. LLC
3.100%, 12/1/26	250,000	246,254
Alabama Power Co.
3.750%, 9/1/27	500,000	497,522
Series 20-A 1.450%, 9/15/30	500,000	432,412
American Electric Power Co., Inc.
3.200%, 11/13/27	400,000	390,194
2.300%, 3/1/30	150,000	135,289
5.625%, 3/1/33 (x)	190,000	197,114
Series J 4.300%, 12/1/28	500,000	499,419
Appalachian Power Co.
Series AA 2.700%, 4/1/31	500,000	449,118
Series BB 4.500%, 8/1/32	85,000	82,715
Arizona Public Service Co.
2.950%, 9/15/27	350,000	338,866
2.600%, 8/15/29	250,000	232,820
Atlantic City Electric Co.
4.000%, 10/15/28	350,000	347,789

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
2.300%, 3/15/31	$250,000	$221,053
Avangrid, Inc.
3.800%, 6/1/29	750,000	731,264
Baltimore Gas & Electric Co.
2.400%, 8/15/26	700,000	685,570
2.250%, 6/15/31	500,000	443,433
5.450%, 6/1/35	1,000,000	1,020,854
CenterPoint Energy Houston Electric LLC
4.950%, 4/1/33	200,000	200,562
Series AE 2.350%, 4/1/31	275,000	243,372
Series AG 3.000%, 3/1/32	200,000	180,682
Series Z 2.400%, 9/1/26	250,000	244,397
Commonwealth Edison Co.
3.700%, 8/15/28	220,000	217,209
Series 122 2.950%, 8/15/27	500,000	487,333
Connecticut Light & Power Co. (The)
4.950%, 8/15/34	125,000	124,957
Series A 3.200%, 3/15/27	250,000	246,041
2.050%, 7/1/31	500,000	434,959
DTE Electric Co.
5.250%, 5/15/35	105,000	106,809
Series A 1.900%, 4/1/28	320,000	301,811
3.000%, 3/1/32	250,000	226,388
Duke Energy Carolinas LLC
3.950%, 11/15/28	500,000	499,045
2.450%, 8/15/29	300,000	279,748
2.550%, 4/15/31 (x)	375,000	339,119
2.850%, 3/15/32	220,000	196,883
4.950%, 1/15/33	500,000	506,607
Duke Energy Corp.
3.150%, 8/15/27	750,000	734,459
4.300%, 3/15/28	375,000	375,207
3.400%, 6/15/29	310,000	298,069
2.450%, 6/1/30	250,000	226,520
2.550%, 6/15/31	750,000	666,996
4.500%, 8/15/32 (x)	355,000	345,649
5.750%, 9/15/33	500,000	526,610
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.59%), 6.450%, 9/1/54 (k)	500,000	515,000
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.250%, 1/15/82 (k)	280,000	267,400
Duke Energy Florida LLC
3.200%, 1/15/27	650,000	641,363
3.800%, 7/15/28	750,000	742,230
1.750%, 6/15/30 (x)	215,000	189,253
2.400%, 12/15/31	390,000	344,666
5.875%, 11/15/33	225,000	239,491
Duke Energy Ohio, Inc.
5.250%, 4/1/33	35,000	35,928
5.300%, 6/15/35	165,000	167,079
Duke Energy Progress LLC
3.450%, 3/15/29	350,000	340,221
2.000%, 8/15/31	500,000	432,962
5.100%, 3/15/34	500,000	506,705
Edison International
5.750%, 6/15/27	40,000	40,249
4.125%, 3/15/28	500,000	482,341
5.250%, 11/15/28	285,000	281,644
6.950%, 11/15/29	100,000	103,693
5.250%, 3/15/32 (x)	500,000	470,448
Emera US Finance LP
2.639%, 6/15/31	335,000	293,075
Enel Americas SA
4.000%, 10/25/26 (x)	165,000	163,350
Enel Chile SA
4.875%, 6/12/28	750,000	750,446
Entergy Corp.
2.950%, 9/1/26	300,000	295,064
1.900%, 6/15/28	1,165,000	1,087,977
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.125%, 12/1/54 (k)	500,000	517,339
Entergy Louisiana LLC
2.400%, 10/1/26	500,000	489,023
5.350%, 3/15/34	500,000	511,796
5.150%, 9/15/34 (x)	1,000,000	1,004,674
Evergy Kansas Central, Inc.
2.550%, 7/1/26	350,000	343,777
5.900%, 11/15/33	300,000	317,615
Evergy Metro, Inc.
4.950%, 4/15/33	315,000	314,292
Evergy, Inc.
2.900%, 9/15/29	500,000	469,235
Eversource Energy
2.900%, 3/1/27	200,000	195,194
4.600%, 7/1/27	350,000	351,355
2.550%, 3/15/31	500,000	444,364
3.375%, 3/1/32	200,000	182,119
5.125%, 5/15/33	500,000	499,040
5.950%, 7/15/34	1,000,000	1,047,809
Series R 1.650%, 8/15/30	250,000	216,761
Series U 1.400%, 8/15/26	250,000	241,451
Exelon Corp.
2.750%, 3/15/27 (x)	500,000	487,428
5.150%, 3/15/28	150,000	153,271
3.350%, 3/15/32	500,000	458,987
5.300%, 3/15/33	300,000	306,962
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.500%, 3/15/55 (k)	500,000	508,125
Florida Power & Light Co.
5.050%, 4/1/28	585,000	598,796
4.400%, 5/15/28 (x)	375,000	378,105
4.625%, 5/15/30	500,000	506,813
4.800%, 5/15/33	500,000	500,493
Series A 3.300%, 5/30/27	250,000	246,127
Fortis, Inc.
3.055%, 10/4/26	750,000	736,682

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Georgia Power Co.
3.250%, 3/30/27	$500,000	$492,975
4.650%, 5/16/28	500,000	507,234
4.850%, 3/15/31	500,000	510,775
4.700%, 5/15/32	250,000	249,638
4.950%, 5/17/33	500,000	501,316
Series B 2.650%, 9/15/29	350,000	327,446
Indiana Michigan Power Co.
3.850%, 5/15/28	1,250,000	1,235,702
Interstate Power & Light Co.
4.100%, 9/26/28	450,000	446,265
3.600%, 4/1/29	500,000	485,075
2.300%, 6/1/30	125,000	112,425
5.600%, 6/29/35	1,125,000	1,151,831
ITC Holdings Corp.
3.350%, 11/15/27	400,000	390,631
MidAmerican Energy Co.
3.100%, 5/1/27	1,000,000	983,532
3.650%, 4/15/29	850,000	832,809
Mississippi Power Co.
3.950%, 3/30/28	250,000	248,727
NextEra Energy Capital Holdings, Inc.
1.875%, 1/15/27	400,000	385,656
3.550%, 5/1/27	1,500,000	1,479,003
4.625%, 7/15/27	500,000	503,157
4.900%, 2/28/28	500,000	506,546
1.900%, 6/15/28	750,000	700,202
3.500%, 4/1/29	500,000	484,038
5.000%, 2/28/30	500,000	511,244
2.250%, 6/1/30	2,500,000	2,246,779
2.440%, 1/15/32	400,000	346,241
5.000%, 7/15/32	150,000	151,691
5.050%, 2/28/33	500,000	503,607
5.250%, 3/15/34	500,000	504,436
5.450%, 3/15/35	500,000	508,183
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.750%, 6/15/54 (k)	1,000,000	1,037,051
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.375%, 8/15/55 (k)	500,000	510,926
5.650%, 5/1/79	500,000	493,891
Northern States Power Co.
2.250%, 4/1/31	300,000	269,353
NSTAR Electric Co.
3.200%, 5/15/27	500,000	491,344
3.250%, 5/15/29	500,000	481,060
1.950%, 8/15/31	500,000	431,152
5.200%, 3/1/35	85,000	85,453
Ohio Power Co.
Series Q 1.625%, 1/15/31	235,000	199,166
Oklahoma Gas & Electric Co.
3.800%, 8/15/28	350,000	345,870
5.400%, 1/15/33	350,000	361,693
Oncor Electric Delivery Co. LLC
4.300%, 5/15/28	500,000	501,319
3.700%, 11/15/28	1,250,000	1,227,949
2.750%, 5/15/30	185,000	171,339
4.150%, 6/1/32	95,000	91,323
4.550%, 9/15/32	180,000	177,724
Pacific Gas and Electric Co.
5.450%, 6/15/27 (x)	500,000	506,103
2.100%, 8/1/27	750,000	710,305
3.000%, 6/15/28	520,000	493,554
6.100%, 1/15/29	500,000	517,710
4.200%, 3/1/29	350,000	340,453
4.550%, 7/1/30	3,500,000	3,409,662
3.250%, 6/1/31	1,085,000	971,622
6.150%, 1/15/33	85,000	87,392
6.400%, 6/15/33	500,000	520,211
5.800%, 5/15/34	500,000	498,796
5.700%, 3/1/35	500,000	495,781
PacifiCorp
5.450%, 2/15/34	2,000,000	2,023,562
PECO Energy Co.
4.900%, 6/15/33	210,000	212,684
PPL Capital Funding, Inc.
5.250%, 9/1/34	115,000	115,616
PPL Electric Utilities Corp.
4.850%, 2/15/34	1,000,000	998,970
Public Service Co. of Colorado
3.700%, 6/15/28	350,000	345,732
Public Service Co. of New Hampshire
Series V 2.200%, 6/15/31	290,000	255,042
Public Service Co. of Oklahoma
5.250%, 1/15/33	200,000	201,887
Series J 2.200%, 8/15/31	250,000	215,599
Public Service Electric & Gas Co.
2.250%, 9/15/26	450,000	439,575
3.700%, 5/1/28	500,000	494,601
3.650%, 9/1/28	300,000	295,159
3.200%, 5/15/29	250,000	241,559
2.450%, 1/15/30	165,000	152,134
1.900%, 8/15/31	235,000	202,935
5.200%, 8/1/33	500,000	512,805
Series Q 5.050%, 3/1/35	115,000	116,079
Southern California Edison Co.
5.300%, 3/1/28	310,000	314,045
2.850%, 8/1/29	660,000	609,030
2.250%, 6/1/30	655,000	575,699
5.450%, 6/1/31	750,000	762,434
2.750%, 2/1/32	315,000	270,616
Series D 4.700%, 6/1/27	500,000	501,574
Series G 2.500%, 6/1/31	500,000	432,866
Southern Co. (The)
5.113%, 8/1/27 (e)	500,000	507,213
4.850%, 6/15/28	500,000	508,142
5.500%, 3/15/29	200,000	207,985
5.700%, 10/15/32	310,000	325,172
Series 2025 (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.07%), 6.375%, 3/15/55 (k)	500,000	514,003

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series 21-B 1.750%, 3/15/28	$210,000	$196,679
Southwestern Electric Power Co.
Series K 2.750%, 10/1/26	500,000	488,519
Series M 4.100%, 9/15/28	750,000	742,506
System Energy Resources, Inc.
5.300%, 12/15/34	185,000	182,844
Tampa Electric Co.
2.400%, 3/15/31	140,000	125,463
5.150%, 3/1/35	350,000	351,446
Tucson Electric Power Co.
1.500%, 8/1/30	225,000	193,867
Union Electric Co.
2.950%, 6/15/27	500,000	489,762
3.500%, 3/15/29	500,000	487,379
5.250%, 4/15/35	160,000	161,471
Virginia Electric and Power Co.
2.300%, 11/15/31	500,000	436,281
5.000%, 4/1/33	500,000	503,283
5.300%, 8/15/33	500,000	508,554
5.050%, 8/15/34	105,000	105,039
5.150%, 3/15/35	250,000	250,469
Series A 3.500%, 3/15/27 (x)	750,000	741,546
3.800%, 4/1/28	500,000	496,934
2.875%, 7/15/29	175,000	165,829
Series B 2.950%, 11/15/26	500,000	491,090
3.750%, 5/15/27	390,000	387,141
Wisconsin Electric Power Co.
1.700%, 6/15/28	310,000	289,929
4.600%, 10/1/34	500,000	492,758
Wisconsin Power & Light Co.
3.050%, 10/15/27	350,000	340,256
1.950%, 9/16/31	250,000	213,807
Xcel Energy, Inc.
3.350%, 12/1/26	500,000	492,523
1.750%, 3/15/27	415,000	396,722
4.000%, 6/15/28	500,000	495,241
2.600%, 12/1/29	350,000	323,332
2.350%, 11/15/31	500,000	431,866
5.450%, 8/15/33	250,000	254,443

		91,950,011

Gas Utilities (0.2%)
Atmos Energy Corp.
3.000%, 6/15/27	310,000	303,599
2.625%, 9/15/29	800,000	748,861
CenterPoint Energy Resources Corp.
5.250%, 3/1/28	1,000,000	1,023,672
4.000%, 4/1/28	500,000	495,534
4.400%, 7/1/32	100,000	97,159
National Fuel Gas Co.
5.500%, 10/1/26	250,000	252,440
3.950%, 9/15/27	300,000	295,512
4.750%, 9/1/28	300,000	299,755
Piedmont Natural Gas Co., Inc.
3.500%, 6/1/29	500,000	484,626
2.500%, 3/15/31	380,000	337,305
5.100%, 2/15/35	500,000	500,951
Southern California Gas Co.
2.950%, 4/15/27 (x)	280,000	274,164
5.450%, 6/15/35	1,000,000	1,019,763
Southwest Gas Corp.
5.450%, 3/23/28	335,000	342,119
2.200%, 6/15/30 (x)	500,000	448,551
4.050%, 3/15/32	150,000	141,760
Spire Missouri, Inc.
Series 2034 5.150%, 8/15/34	220,000	223,222

		7,288,993

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)
5.450%, 6/1/28	500,000	510,289
Constellation Energy Generation LLC
5.600%, 3/1/28 (x)	310,000	320,236
5.800%, 3/1/33	355,000	374,121

		1,204,646

Multi-Utilities (0.5%)
Ameren Corp.
1.950%, 3/15/27	500,000	481,585
1.750%, 3/15/28	375,000	349,757
5.375%, 3/15/35	250,000	250,301
Ameren Illinois Co.
3.800%, 5/15/28	350,000	347,113
1.550%, 11/15/30	210,000	181,436
Black Hills Corp.
5.950%, 3/15/28	200,000	207,010
3.050%, 10/15/29	250,000	233,377
2.500%, 6/15/30	315,000	283,094
CMS Energy Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.96%), 6.500%, 6/1/55 (k)	1,000,000	1,000,165
Consolidated Edison Co. of New York, Inc.
3.800%, 5/15/28	550,000	545,023
2.400%, 6/15/31 (x)	750,000	670,617
5.200%, 3/1/33	500,000	514,110
Series B 3.125%, 11/15/27	300,000	293,317
Series D 4.000%, 12/1/28	500,000	496,739
Consumers Energy Co.
4.650%, 3/1/28	500,000	505,805
3.800%, 11/15/28	750,000	740,955
4.900%, 2/15/29	500,000	511,963
4.700%, 1/15/30	115,000	116,581
3.600%, 8/15/32	335,000	311,092
5.050%, 5/15/35	175,000	176,226
Dominion Energy, Inc.
4.250%, 6/1/28	500,000	499,089
5.450%, 3/15/35	250,000	251,786
Series A 4.350%, 8/15/32	250,000	239,906
Series C 2.250%, 8/15/31	455,000	396,960

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series D 2.850%, 8/15/26	$450,000	$441,329
DTE Energy Co.
2.850%, 10/1/26	750,000	736,704
4.950%, 7/1/27	130,000	131,379
4.875%, 6/1/28	415,000	421,115
2.950%, 3/1/30	250,000	232,923
5.200%, 4/1/30	500,000	512,616
5.850%, 6/1/34	1,000,000	1,043,905
Series C 3.400%, 6/15/29	164,000	157,286
NiSource, Inc.
3.490%, 5/15/27	1,250,000	1,230,848
5.250%, 3/30/28	450,000	460,181
5.200%, 7/1/29	175,000	179,537
2.950%, 9/1/29	350,000	330,088
5.400%, 6/30/33	210,000	215,028
5.350%, 7/15/35	250,000	251,792
Public Service Enterprise Group, Inc.
1.600%, 8/15/30	500,000	431,389
2.450%, 11/15/31	500,000	438,684
6.125%, 10/15/33	500,000	531,949
5.400%, 3/15/35	115,000	116,234
Puget Energy, Inc.
2.379%, 6/15/28	625,000	589,415
4.224%, 3/15/32 (x)	355,000	330,915
San Diego Gas & Electric Co.
4.950%, 8/15/28	500,000	510,214
Series VVV 1.700%, 10/1/30	235,000	204,301
Series XXX 3.000%, 3/15/32	500,000	449,055
Sempra
5.400%, 8/1/26	500,000	504,409
3.250%, 6/15/27	500,000	489,431
3.700%, 4/1/29	445,000	433,237
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.125%, 4/1/52 (k)	40,000	38,466
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.400%, 10/1/54 (k)	1,000,000	947,500
Southern Co. Gas Capital Corp.
5.150%, 9/15/32	250,000	253,175
5.750%, 9/15/33	360,000	375,797
4.950%, 9/15/34	500,000	493,280
WEC Energy Group, Inc.
5.600%, 9/12/26	125,000	126,570
5.150%, 10/1/27	355,000	361,101
1.375%, 10/15/27	500,000	468,443
4.750%, 1/15/28	250,000	252,663
2.200%, 12/15/28	500,000	465,300
1.800%, 10/15/30	172,000	150,561

		24,910,827

Water Utilities (0.0%)†
American Water Capital Corp.
3.750%, 9/1/28	750,000	739,270
3.450%, 6/1/29	500,000	483,207
2.300%, 6/1/31	400,000	351,057
Essential Utilities, Inc.
3.566%, 5/1/29	300,000	289,382

		1,862,916

Total Utilities		127,217,393

Total Corporate Bonds		1,572,131,810

Foreign Government Securities (2.1%)
Canada Government Bond
3.750%, 4/26/28 (x)	780,000	777,160
4.625%, 4/30/29 (x)	2,335,000	2,394,415
4.000%, 3/18/30	1,500,000	1,510,705
Export Development Canada
3.000%, 5/25/27	1,000,000	982,948
3.875%, 2/14/28	750,000	751,811
4.125%, 2/13/29	1,500,000	1,517,187
4.000%, 6/20/30	1,000,000	1,005,725
4.750%, 6/5/34	295,000	304,438
Export-Import Bank of Korea
1.125%, 12/29/26	550,000	526,026
1.625%, 1/18/27	364,000	350,237
2.375%, 4/21/27	1,500,000	1,453,470
4.250%, 9/15/27	323,000	323,527
5.000%, 1/11/28	220,000	224,598
4.875%, 1/14/30 (x)	1,000,000	1,027,850
1.375%, 2/9/31	750,000	645,405
2.125%, 1/18/32	356,000	306,722
5.125%, 1/11/33	260,000	267,795
5.125%, 9/18/33	345,000	356,102
5.250%, 1/14/35	200,000	209,026
Italian Republic Government Bond
2.875%, 10/17/29	1,000,000	939,306
Japan Bank for International Cooperation
1.875%, 7/21/26	1,500,000	1,465,714
2.250%, 11/4/26	1,000,000	976,203
4.625%, 7/22/27	360,000	364,544
2.750%, 11/16/27	475,000	462,512
4.625%, 7/19/28	200,000	203,115
3.500%, 10/31/28	2,000,000	1,973,967
2.125%, 2/16/29	750,000	701,231
2.000%, 10/17/29	430,000	396,275
1.250%, 1/21/31	600,000	515,352
4.375%, 1/24/31	1,000,000	1,011,448
1.875%, 4/15/31	1,200,000	1,052,125
Japan International Cooperation Agency
2.750%, 4/27/27	690,000	671,788
3.250%, 5/25/27	750,000	736,843
3.375%, 6/12/28	500,000	500,398
4.750%, 5/21/29	200,000	204,679
1.750%, 4/28/31	595,000	518,267
Oriental Republic of Uruguay
4.375%, 10/27/27	2,500,000	2,506,015
Province of Alberta
3.300%, 3/15/28	1,250,000	1,230,680
4.500%, 6/26/29	500,000	509,641
1.300%, 7/22/30	1,100,000	961,403
4.500%, 1/24/34 (x)	1,500,000	1,489,019
Province of British Columbia
0.900%, 7/20/26	500,000	483,977
4.700%, 1/24/28	1,500,000	1,527,285

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
4.900%, 4/24/29	$500,000	$514,994
1.300%, 1/29/31	400,000	341,787
4.200%, 7/6/33 (x)	680,000	664,430
4.750%, 6/12/34	1,000,000	1,011,315
4.800%, 6/11/35	1,485,000	1,503,716
Province of Manitoba
1.500%, 10/25/28 (x)	585,000	542,118
4.300%, 7/27/33 (x)	500,000	489,174
4.900%, 5/31/34	1,000,000	1,017,743
Province of New Brunswick
3.625%, 2/24/28	600,000	596,820
Province of Ontario
3.100%, 5/19/27	400,000	392,888
4.200%, 1/18/29 (x)	1,000,000	1,007,786
2.000%, 10/2/29	1,250,000	1,151,146
4.700%, 1/15/30	1,000,000	1,027,439
1.125%, 10/7/30	1,000,000	887,460
1.600%, 2/25/31	1,000,000	874,015
1.800%, 10/14/31	1,500,000	1,297,278
4.850%, 6/11/35	1,000,000	1,017,826
Province of Quebec
2.750%, 4/12/27 (x)	1,750,000	1,710,972
4.500%, 4/3/29	2,500,000	2,540,260
1.350%, 5/28/30	1,000,000	879,579
1.900%, 4/21/31 (x)	1,250,000	1,106,066
4.250%, 9/5/34 (x)	1,000,000	974,420
Republic of Chile
2.750%, 1/31/27	200,000	194,800
2.450%, 1/31/31	325,000	290,062
Republic of Indonesia
4.150%, 9/20/27	200,000	199,575
3.500%, 1/11/28	1,000,000	983,750
4.550%, 1/11/28	400,000	402,640
4.100%, 4/24/28	800,000	800,000
4.750%, 2/11/29	2,500,000	2,545,500
2.150%, 7/28/31	1,250,000	1,087,000
3.550%, 3/31/32	200,000	186,400
4.650%, 9/20/32	200,000	198,300
4.850%, 1/11/33	400,000	401,750
4.700%, 2/10/34	2,000,000	1,968,750
Republic of Korea
2.750%, 1/19/27	1,750,000	1,715,228
3.500%, 9/20/28	1,000,000	981,940
2.500%, 6/19/29	505,000	475,821
1.750%, 10/15/31	210,000	182,958
Republic of Panama
3.160%, 1/23/30	1,500,000	1,354,500
7.500%, 3/1/31	1,500,000	1,596,000
Republic of Peru
2.783%, 1/23/31	2,240,000	2,007,040
3.000%, 1/15/34	2,000,000	1,681,000
Republic of Philippines
5.170%, 10/13/27	200,000	203,800
3.000%, 2/1/28	1,150,000	1,110,900
4.625%, 7/17/28	240,000	241,500
3.750%, 1/14/29	975,000	957,450
2.457%, 5/5/30	3,360,000	3,066,000
5.250%, 5/14/34	2,000,000	2,037,500
5.500%, 2/4/35	500,000	520,000
4.750%, 3/5/35	1,000,000	978,750
Republic of Poland
4.625%, 3/18/29	500,000	506,875
5.125%, 9/18/34	2,000,000	2,004,000
5.375%, 2/12/35	1,050,000	1,069,950
State of Israel Government Bond
3.250%, 1/17/28	750,000	722,578
5.375%, 3/12/29	500,000	509,531
2.500%, 1/15/30	515,000	465,110
4.500%, 1/17/33	220,000	209,053
5.500%, 3/12/34	1,250,000	1,263,281
5.625%, 2/19/35 (x)	660,000	671,199
Svensk Exportkredit AB
2.250%, 3/22/27	500,000	486,522
4.125%, 6/14/28	500,000	503,990
4.875%, 10/4/30	600,000	623,715
United Mexican States
4.150%, 3/28/27	2,745,000	2,734,020
3.750%, 1/11/28	855,000	842,175
4.500%, 4/22/29	455,000	449,881
3.250%, 4/16/30	2,500,000	2,307,500
6.000%, 5/13/30	1,000,000	1,037,250
3.500%, 2/12/34	2,000,000	1,688,000

Total Foreign Government Securities		104,349,710

Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839%, 1/1/41	2,000	1,872
Central Puget Sound Regional Transit Authority
5.491%, 11/1/39	4,000	4,076
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.395%, 1/1/40	4,000	4,410
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	4,000	4,118
City of New York, General Obligation Bonds, Series 2009-A1
Series A-2 5.206%, 10/1/31	4,000	4,046
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	2,000	1,998
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.750%, 8/1/49	4,000	4,471
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	204,000	218,428

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Florida State Board of Administration Finance Corp. Revenue Bonds, Series 2020A
2.154%, 7/1/30	$500,000	$447,375
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
7.055%, 4/1/57	3,000	3,327
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Revenue Bonds, Series B
4.053%, 7/1/26	1,000,000	995,614
New Jersey Economic Development Authority, NATL-RE
7.425%, 2/15/29	1,000,000	1,056,132
Ohio State University (The)
4.910%, 6/1/40	4,000	3,893
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	1,000	992
5.561%, 12/1/49	3,000	2,961
Regents of the University of California Medical Center Pooled Revenue, Series 2022
4.132%, 5/15/32	250,000	245,172
San Diego County Water Authority
6.138%, 5/1/49	4,000	4,102
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
7.043%, 4/1/50	4,000	4,534
State Board of Administration Finance Corp.
1.705%, 7/1/27	500,000	476,176
State of California Federally Taxable General Obligation Bonds Various Purpose
3.500%, 4/1/28	250,000	247,164
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	2,000	2,064
State of Wisconsin
3.154%, 5/1/27	1,300,000	1,282,348
University of California
1.316%, 5/15/27	250,000	238,513
1.614%, 5/15/30	125,000	111,621

Total Municipal Bonds		5,365,407

Supranational (2.5%)
African Development Bank
0.875%, 7/22/26	1,159,000	1,121,837
4.375%, 3/14/28 (x)	800,000	812,782
3.500%, 9/18/29	2,000,000	1,975,072
4.000%, 3/18/30	750,000	755,030
4.500%, 6/12/35	1,195,000	1,212,217
Asian Development Bank
1.750%, 8/14/26	1,000,000	976,560
2.625%, 1/12/27	2,500,000	2,453,465
1.500%, 1/20/27	2,000,000	1,929,243
2.500%, 11/2/27	2,500,000	2,428,534
4.375%, 1/14/28	2,000,000	2,028,688
2.750%, 1/19/28	1,000,000	975,979
3.750%, 4/25/28	1,040,000	1,040,069
1.250%, 6/9/28	500,000	465,417
4.500%, 8/25/28	1,531,000	1,564,019
3.125%, 9/26/28	400,000	392,361
4.375%, 3/6/29	1,000,000	1,020,495
1.875%, 3/15/29	1,000,000	934,945
1.750%, 9/19/29	500,000	460,179
1.875%, 1/24/30	1,000,000	919,154
0.750%, 10/8/30	1,000,000	852,028
1.500%, 3/4/31	600,000	526,694
3.125%, 4/27/32	500,000	472,538
3.875%, 9/28/32	400,000	395,032
4.000%, 1/12/33	85,000	84,431
3.875%, 6/14/33	500,000	491,956
4.375%, 3/22/35	500,000	504,354
Asian Infrastructure Investment Bank (The)
3.750%, 9/14/27	400,000	400,032
4.500%, 1/16/30	3,000,000	3,081,480
4.250%, 3/13/34	500,000	498,405
4.500%, 5/21/35	140,000	142,359
Corp. Andina de Fomento
2.250%, 2/8/27	650,000	627,234
6.000%, 4/26/27	440,000	453,711
4.125%, 1/7/28	1,000,000	999,733
5.000%, 1/22/30	1,000,000	1,030,256
Council of Europe Development Bank
0.875%, 9/22/26	750,000	723,031
3.625%, 1/26/28	500,000	497,915
European Bank for Reconstruction & Development
4.375%, 3/9/28	1,400,000	1,421,543
4.250%, 3/13/34	1,500,000	1,489,793
European Investment Bank
0.750%, 10/26/26 (x)	1,111,000	1,066,281
1.375%, 3/15/27	2,500,000	2,399,994
4.375%, 3/19/27	1,500,000	1,513,406
2.375%, 5/24/27	1,000,000	973,795
0.625%, 10/21/27 (x)	980,000	913,177
3.875%, 3/15/28	800,000	802,613
3.875%, 6/15/28	1,500,000	1,505,344
4.500%, 10/16/28 (x)	750,000	767,322
4.000%, 2/15/29	2,000,000	2,015,236
1.750%, 3/15/29 (x)	800,000	744,792
4.750%, 6/15/29	833,000	859,262
1.625%, 10/9/29	410,000	375,405
4.500%, 3/14/30	2,000,000	2,057,762
3.625%, 7/15/30	960,000	949,661
0.750%, 9/23/30	750,000	640,779
1.250%, 2/14/31	1,475,000	1,280,527

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
1.625%, 5/13/31	$750,000	$661,137
4.375%, 10/10/31	250,000	254,949
4.250%, 8/16/32	2,592,000	2,623,261
3.750%, 2/14/33	815,000	798,346
4.125%, 2/13/34	3,500,000	3,482,551
4.625%, 2/12/35	570,000	586,067
Inter-American Development Bank
2.000%, 7/23/26	1,000,000	979,726
1.500%, 1/13/27	1,500,000	1,441,329
0.625%, 9/16/27	1,000,000	934,170
4.000%, 1/12/28	800,000	804,854
1.125%, 7/20/28	1,250,000	1,150,755
3.125%, 9/18/28	750,000	735,103
2.250%, 6/18/29	1,000,000	942,676
3.500%, 9/14/29	800,000	790,054
4.500%, 2/15/30	2,000,000	2,054,284
1.125%, 1/13/31	3,800,000	3,277,622
3.625%, 9/17/31	800,000	777,004
4.500%, 9/13/33	800,000	820,145
4.375%, 7/17/34	1,000,000	1,008,239
Inter-American Investment Corp.
4.125%, 2/15/28	750,000	755,331
4.250%, 2/14/29	2,000,000	2,021,187
International Bank for Reconstruction & Development
1.875%, 10/27/26	2,000,000	1,947,779
3.125%, 6/15/27	1,200,000	1,184,436
0.750%, 11/24/27	1,855,000	1,728,170
1.375%, 4/20/28	2,000,000	1,874,908
4.625%, 8/1/28	1,000,000	1,025,049
1.125%, 9/13/28	2,400,000	2,210,559
3.875%, 10/16/29	2,000,000	2,004,070
1.750%, 10/23/29	1,350,000	1,239,760
3.875%, 2/14/30	1,030,000	1,030,960
4.125%, 3/20/30	2,000,000	2,024,122
4.000%, 7/25/30	2,475,000	2,490,528
0.750%, 8/26/30	1,685,000	1,441,374
1.250%, 2/10/31	8,500,000	7,358,588
1.625%, 11/3/31	1,667,000	1,457,171
4.625%, 1/15/32	3,000,000	3,093,750
2.500%, 3/29/32	2,000,000	1,819,240
3.875%, 8/28/34	1,476,000	1,433,359
International Finance Corp.
0.750%, 10/8/26	1,000,000	961,117
4.500%, 7/13/28	450,000	459,508
4.250%, 7/2/29	1,400,000	1,422,045
0.750%, 8/27/30	750,000	641,508
Nordic Investment Bank
3.375%, 9/8/27	643,000	637,795
4.375%, 3/14/28	400,000	406,288
4.250%, 2/28/29	2,000,000	2,030,246

Total Supranational		125,845,047

U.S. Government Agency Securities (1.4%)
FFCB
4.250%, 1/14/28	1,000,000	1,011,417
1.040%, 1/25/29	10,000,000	9,061,503
4.000%, 4/1/30	2,000,000	2,013,226
1.380%, 1/14/31	15,000,000	12,993,754
FHLB
3.625%, 9/4/26	1,000,000	996,309
4.000%, 10/9/26	5,000,000	5,004,365
4.625%, 11/17/26	2,000,000	2,019,620
4.000%, 3/10/27	5,000,000	5,016,231
3.875%, 6/4/27	800,000	800,410
4.600%, 6/9/28	500,000	500,114
3.250%, 11/16/28 (x)	5,000,000	4,931,802
5.500%, 7/15/36	3,000	3,265
FHLMC
4.550%, 2/11/28	1,000,000	1,000,124
FNMA
1.875%, 9/24/26	7,000,000	6,829,164
0.875%, 12/18/26	5,000,000	4,784,165
0.750%, 10/8/27	9,000,000	8,413,621
0.875%, 8/5/30	5,000,000	4,320,722
Tennessee Valley Authority
4.375%, 8/1/34	730,000	724,337
4.875%, 5/15/35	835,000	851,324
Series A 2.875%, 2/1/27	1,000,000	985,668

Total U.S. Government Agency Securities		72,261,141

U.S. Treasury Obligations (54.4%)
U.S. Treasury Notes
4.500%, 7/15/26	20,000,000	20,104,266
0.625%, 7/31/26	13,000,000	12,540,450
1.500%, 8/15/26	106,500,000	103,628,185
0.750%, 8/31/26	35,000,000	33,729,927
0.875%, 9/30/26	12,000,000	11,558,286
3.500%, 9/30/26	25,000,000	24,874,255
4.625%, 10/15/26	10,000,000	10,089,348
4.125%, 10/31/26	20,000,000	20,057,166
2.000%, 11/15/26	48,000,000	46,799,554
4.250%, 12/31/26	15,000,000	15,088,222
4.125%, 1/31/27	20,000,000	20,092,590
2.250%, 2/15/27	39,000,000	38,043,564
4.125%, 2/15/27	25,000,000	25,118,070
4.125%, 2/28/27	20,000,000	20,105,452
4.250%, 3/15/27	15,000,000	15,113,133
3.875%, 3/31/27	15,000,000	15,024,564
3.750%, 4/30/27	20,000,000	19,997,562
3.875%, 5/31/27	15,000,000	15,034,179
4.375%, 7/15/27	20,000,000	20,246,160
2.250%, 8/15/27	25,000,000	24,245,050
3.375%, 9/15/27	25,000,000	24,826,327
0.375%, 9/30/27	17,000,000	15,783,538
3.875%, 10/15/27	15,000,000	15,051,025
4.125%, 10/31/27	15,000,000	15,134,645
2.250%, 11/15/27	14,000,000	13,535,542
4.125%, 11/15/27	20,000,000	20,184,414
0.625%, 11/30/27	36,500,000	33,924,436
3.875%, 11/30/27	10,000,000	10,036,669
4.000%, 12/15/27	10,000,000	10,070,514
0.625%, 12/31/27	42,000,000	38,928,792
3.875%, 12/31/27	15,000,000	15,061,555
3.500%, 1/31/28	15,000,000	14,921,964
2.750%, 2/15/28	23,500,000	22,933,991
4.250%, 2/15/28	20,000,000	20,268,668
4.000%, 2/29/28	15,000,000	15,110,226
3.875%, 3/15/28	15,000,000	15,070,519
3.625%, 3/31/28	17,500,000	17,467,328

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 4/30/28	$29,000,000	$28,837,725
2.875%, 5/15/28	60,000,000	58,648,086
1.250%, 5/31/28	81,000,000	75,549,210
3.625%, 5/31/28	16,000,000	15,962,458
4.000%, 6/30/28	25,000,000	25,210,958
4.125%, 7/31/28	20,000,000	20,239,130
2.875%, 8/15/28	49,000,000	47,787,882
1.125%, 8/31/28	10,000,000	9,230,668
4.375%, 8/31/28	25,000,000	25,492,175
4.625%, 9/30/28	20,000,000	20,552,066
4.875%, 10/31/28	25,000,000	25,898,368
3.125%, 11/15/28	77,500,000	76,044,534
4.375%, 11/30/28	15,000,000	15,311,646
3.750%, 12/31/28	38,000,000	38,024,362
1.750%, 1/31/29	10,000,000	9,340,803
4.000%, 1/31/29	25,000,000	25,222,172
2.625%, 2/15/29	64,000,000	61,619,910
4.250%, 2/28/29	35,000,000	35,615,293
4.125%, 3/31/29	50,000,000	50,670,955
4.625%, 4/30/29	10,000,000	10,312,439
2.375%, 5/15/29	69,000,000	65,626,638
4.500%, 5/31/29	25,000,000	25,679,687
4.250%, 6/30/29	20,000,000	20,370,750
4.000%, 7/31/29	10,000,000	10,092,809
3.625%, 8/31/29	17,000,000	16,915,371
3.500%, 9/30/29	10,000,000	9,897,862
4.000%, 10/31/29	15,000,000	15,139,843
4.125%, 10/31/29	20,000,000	20,285,506
4.125%, 11/30/29	20,000,000	20,294,482
3.875%, 12/31/29	15,000,000	15,060,656
4.375%, 12/31/29	15,000,000	15,371,101
3.500%, 1/31/30	15,000,000	14,821,584
1.500%, 2/15/30	17,500,000	15,832,278
4.000%, 2/28/30	10,000,000	10,097,364
3.625%, 3/31/30	15,000,000	14,890,950
4.000%, 3/31/30	20,000,000	20,185,208
3.500%, 4/30/30	15,000,000	14,803,115
3.750%, 5/31/30	13,000,000	12,969,980
3.750%, 6/30/30	15,000,000	14,958,467
3.875%, 6/30/30	12,000,000	12,044,120
4.000%, 7/31/30	15,000,000	15,129,239
0.625%, 8/15/30	35,000,000	29,838,126
4.125%, 8/31/30	15,000,000	15,214,224
4.625%, 9/30/30	10,000,000	10,374,603
4.875%, 10/31/30	15,000,000	15,742,796
0.875%, 11/15/30	15,000,000	12,857,872
4.375%, 11/30/30	7,500,000	7,692,161
3.750%, 12/31/30	20,000,000	19,899,202
4.000%, 1/31/31	18,500,000	18,628,499
1.125%, 2/15/31	21,300,000	18,422,253
4.125%, 3/31/31	15,000,000	15,189,677
4.625%, 4/30/31	15,000,000	15,574,769
1.625%, 5/15/31	40,000,000	35,263,824
4.625%, 5/31/31	10,000,000	10,381,207
4.250%, 6/30/31	12,000,000	12,222,162
4.125%, 7/31/31	15,000,000	15,173,167
1.250%, 8/15/31	45,000,000	38,490,880
3.750%, 8/31/31	15,000,000	14,859,690
3.625%, 9/30/31	15,000,000	14,748,930
1.375%, 11/15/31	41,000,000	35,080,252
4.125%, 11/30/31	15,000,000	15,150,811
4.500%, 12/31/31	10,000,000	10,310,417
1.875%, 2/15/32	40,000,000	35,138,752
4.125%, 2/29/32	15,000,000	15,138,864
4.125%, 3/31/32	10,000,000	10,090,371
4.000%, 4/30/32	10,000,000	10,013,709
2.875%, 5/15/32	22,000,000	20,527,454
4.125%, 5/31/32	18,000,000	18,151,391
4.000%, 6/30/32	12,000,000	12,007,240
2.750%, 8/15/32	40,000,000	36,900,780
4.125%, 11/15/32	17,000,000	17,114,558
3.500%, 2/15/33	32,000,000	30,851,898
3.375%, 5/15/33	37,000,000	35,274,302
3.875%, 8/15/33	35,000,000	34,473,915
4.500%, 11/15/33	36,000,000	36,986,389
4.000%, 2/15/34	18,000,000	17,819,215
4.375%, 5/15/34	27,500,000	27,937,976
3.875%, 8/15/34	33,000,000	32,231,720
4.250%, 11/15/34	32,000,000	32,117,536
4.625%, 2/15/35	38,000,000	39,223,775
4.250%, 5/15/35	20,000,000	20,034,376

Total U.S. Treasury Obligations		2,748,987,729

Total Long-Term Debt Securities (91.6%) (Cost $4,728,722,992)		4,631,416,669

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)†
Financial Services (0.0%)†
FHLMC,
Series Z (0.00%, 7.88% Floor), 8.375% (k)(y)*	17,000	242,250
FNMA,
Series S (0.00%, 7.75% Floor), 8.250% (k)(y)*	22,000	330,000

Total Preferred Stocks (0.0%)† (Cost $18,166)		572,250

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (7.1%)
Schwab Intermediate-Term U.S. Treasury ETF (x)	1,000,000	25,030,000
Schwab Short-Term U.S. Treasury ETF	1,200,000	29,256,000
Vanguard Intermediate-Term Treasury ETF	2,400,000	143,544,000
Vanguard Short-Term Treasury ETF	2,750,000	161,645,000

Total Exchange Traded Funds (7.1%) (Cost $370,188,130)		359,475,000

SHORT-TERM INVESTMENTS:
Investment Companies (1.0%)
Allspring Government Money Market Fund, Select Shares 4.26% (7 day yield) (xx)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 day yield) (xx)	5,000,000	5,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	36,446,516	$36,446,516
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 4.23% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		52,446,516

Total Short-Term Investments (1.0%) (Cost $52,446,516)		52,446,516

Total Investments in Securities (99.7%) (Cost $5,151,375,804)		5,043,910,435
Other Assets Less Liabilities (0.3%)		13,753,753

Net Assets (100%)		$5,057,664,188

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, the market value of these securities amounted to $5,987,831 or 0.1% of net assets.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2025. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2025.
(x)	All or a portion of security is on loan at June 30, 2025.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2025.

(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $55,077,555. This was collateralized by $3,683,572 of various U.S. Government Treasury Securities, ranging from 0.250% – 4.750%, maturing 7/31/25 – 5/15/54 and by cash of $52,446,516 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CME	—	Chicago Mercantile Exchange
Floor	—	The minimum dividend yield an investor can expect to receive
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
NATL-RE	—	Insured by National Public Finance Guarantee Corp.
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$2,475,825	$—	$2,475,825
Corporate Bonds
Communication Services	—	90,306,201	—	90,306,201
Consumer Discretionary	—	73,683,930	—	73,683,930
Consumer Staples	—	95,068,824	—	95,068,824
Energy	—	86,017,886	—	86,017,886
Financials	—	653,673,682	—	653,673,682
Health Care	—	130,934,842	—	130,934,842
Industrials	—	94,169,972	—	94,169,972
Information Technology	—	116,804,134	—	116,804,134
Materials	—	38,946,984	—	38,946,984
Real Estate	—	65,307,962	—	65,307,962
Utilities	—	127,217,393	—	127,217,393
Exchange Traded Funds	359,475,000	—	—	359,475,000
Foreign Government Securities	—	104,349,710	—	104,349,710
Municipal Bonds	—	5,365,407	—	5,365,407
Preferred Stocks
Financials	572,250	—	—	572,250
Short-Term Investments
Investment Companies	52,446,516	—	—	52,446,516
Supranational	—	125,845,047	—	125,845,047
U.S. Government Agency Securities	—	72,261,141	—	72,261,141
U.S. Treasury Obligations	—	2,748,987,729	—	2,748,987,729

Total Assets	$412,493,766	$4,631,416,669	$—	$5,043,910,435

Total	$412,493,766	$4,631,416,669	$—	$5,043,910,435

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$112,100,385
Long-term U.S. government debt securities	297,035,339

$409,135,724

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$286,881,608
Long-term U.S. government debt securities	506,511,309

$793,392,917

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,799,481
Aggregate gross unrealized depreciation	(141,692,367)

Net unrealized depreciation	$(107,892,886)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,151,803,321

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $5,151,375,804)	$5,043,910,435
Cash	28,981,303
Foreign cash (Cost $476)	419
Dividends, interest and other receivables	39,925,360
Receivable for securities sold	14,795,599
Receivable for Portfolio shares sold	2,999,670
Due from Custodian	2,040,579
Securities lending income receivable	11,329
Other assets	55,868

Total assets	5,132,720,562

LIABILITIES
Payable for return of collateral on securities loaned	52,446,516
Payable for securities purchased	17,587,405
Payable for Portfolio shares repurchased	2,972,768
Investment management fees payable	1,065,682
Administrative fees payable	367,724
Distribution fees payable – Class IB	301,779
Accrued expenses	314,500

Total liabilities	75,056,374

Commitments and contingent liabilities^
NET ASSETS	$5,057,664,188

Net assets were comprised of:
Paid in capital	$5,247,269,650
Total distributable earnings (loss)	(189,605,462)

Net assets	$5,057,664,188

Class IB
Net asset value, offering and redemption price per share, $1,478,924,896 / 154,524,606 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.57

Class K
Net asset value, offering and redemption price per share, $3,578,739,292 / 374,137,160 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.57

(x)	Includes value of securities on loan of $55,077,555.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest	$80,276,629
Dividends	6,432,505
Securities lending (net)	123,449

Total income	86,832,583

EXPENSES
Investment management fees	8,146,150
Administrative fees	2,312,883
Distribution fees – Class IB	1,847,176
Printing and mailing expenses	182,168
Professional fees	137,327
Trustees’ fees	85,460
Custodian fees	64,343
Miscellaneous	111,835

Gross expenses	12,887,342
Less: Waiver from investment manager	(521,426)
Voluntary waiver from investment manager	(909,075)

Net expenses	11,456,841

NET INVESTMENT INCOME (LOSS)	75,375,742

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(21,395,584)

Change in unrealized appreciation (depreciation) on:
Investments in securities	147,184,612
Foreign currency translations	51

Net change in unrealized appreciation (depreciation)	147,184,663

NET REALIZED AND UNREALIZED GAIN (LOSS)	125,789,079

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$201,164,821

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$75,375,742	$141,629,430
Net realized gain (loss)	(21,395,584)	(24,757,669)
Net change in unrealized appreciation (depreciation)	147,184,663	21,230,829

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	201,164,821	138,102,590

Distributions to shareholders:
Class IB	—	(37,096,401)
Class K	—	(104,291,592)

Total distributions to shareholders	—	(141,387,993)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 261,455 shares, respectively ]	—	3,123,261
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (5,151,822) shares, respectively ]	—	(47,609,236)
Capital shares repurchased [ 0 and (342,338) shares, respectively ]	—	(2,394,864)

Total Class IA transactions	—	(46,880,839)

Class IB
Capital shares sold [ 6,259,497 and 15,506,290 shares, respectively ]	58,659,467	144,354,206
Capital shares issued in connection with share class combination (Note 1) [ 0 and 5,141,908 shares, respectively ]	—	47,609,236
Capital shares issued in reinvestment of dividends [ 0 and 4,013,966 shares, respectively ]	—	37,096,401
Capital shares repurchased [ (14,413,535) and (20,263,749) shares, respectively ]	(135,280,737)	(188,810,741)

Total Class IB transactions	(76,621,270)	40,249,102

Class K
Capital shares sold [ 15,967,940 and 72,719,457 shares, respectively ]	150,492,642	673,123,680
Capital shares issued in reinvestment of dividends [ 0 and 11,306,618 shares, respectively ]	—	104,291,592
Capital shares repurchased [ (56,631,569) and (53,326,374) shares, respectively ]	(530,784,625)	(496,612,558)

Total Class K transactions	(380,291,983)	280,802,714

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(456,913,253)	274,170,977

TOTAL INCREASE (DECREASE) IN NET ASSETS	(255,748,432)	270,885,574
NET ASSETS:
Beginning of period	5,313,412,620	5,042,527,046

End of period	$5,057,664,188	$5,313,412,620

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023	2022	2021	2020
Net asset value, beginning of period	$9.21		$9.22		$9.01	$10.07	$10.49	$10.10

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.23		0.19	0.14	0.12	0.16
Net realized and unrealized gain (loss)	0.23		(0.01)		0.22	(1.03)	(0.34)	0.46

Total from investment operations	0.36		0.22		0.41	(0.89)	(0.22)	0.62

Less distributions:
Dividends from net investment income	—		(0.23)		(0.20)	(0.15)	(0.15)	(0.16)
Distributions from net realized gains	—		—		—	(0.02)	(0.05)	(0.07)

Total dividends and distributions	—		(0.23)		(0.20)	(0.17)	(0.20)	(0.23)

Net asset value, end of period	$9.57		$9.21		$9.22	$9.01	$10.07	$10.49

Total return (b)	3.91%		2.41%		4.51%	(8.76)%	(2.08)%	6.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,478,925		$1,498,765		$1,459,781	$1,493,043	$1,847,383	$1,907,400
Ratio of expenses to average net assets:
After waivers (a)(f)	0.63	%(i)	0.64	%(r)	0.64%	0.65%	0.65%	0.67%
Before waivers (a)(f)	0.68%		0.68%		0.69%	0.68%	0.66%	0.67%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.78%		2.50%		2.05%	1.50%	1.18%	1.51%
Before waivers (a)(f)	2.72%		2.46%		2.00%	1.47%	1.17%	1.51%
Portfolio turnover rate^	8	%(z)	19%		21%	18%	24%	39%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024		2023	2022	2021	2020
Net asset value, beginning of period	$9.20		$9.21		$8.99	$10.05	$10.47	$10.08

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.26		0.21	0.16	0.15	0.19
Net realized and unrealized gain (loss)	0.23		(0.01)		0.23	(1.02)	(0.35)	0.45

Total from investment operations	0.37		0.25		0.44	(0.86)	(0.20)	0.64

Less distributions:
Dividends from net investment income	—		(0.26)		(0.22)	(0.18)	(0.17)	(0.18)
Distributions from net realized gains	—		—		—	(0.02)	(0.05)	(0.07)

Total dividends and distributions	—		(0.26)		(0.22)	(0.20)	(0.22)	(0.25)

Net asset value, end of period	$9.57		$9.20		$9.21	$8.99	$10.05	$10.47

Total return (b)	4.02%		2.67%		4.89%	(8.55)%	(1.86)%	6.36%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,578,739		$3,814,647		$3,536,068	$3,546,880	$4,808,382	$5,968,469
Ratio of expenses to average net assets:
After waivers (a)(f)	0.38	%(i)	0.39	%(r)	0.39%	0.40%	0.40%	0.42%
Before waivers (a)(f)	0.43%		0.43%		0.44%	0.43%	0.41%	0.42%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.03%		2.76%		2.30%	1.74%	1.43%	1.76%
Before waivers (a)(f)	2.97%		2.71%		2.26%	1.71%	1.42%	1.76%
Portfolio turnover rate^	8	%(z)	19%		21%	18%	24%	39%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds ("indirect expenses"), if applicable.
(i)	Includes voluntary waiver from investment manager of 0.04%.
(r)	Includes voluntary waiver from investment manager of 0.01%.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (8.3%)
AASET Trust,
Series 2025-1A A
5.943%, 2/16/50§	$243,877	$248,278
Affirm Asset Securitization Trust,
Series 2023-B A
6.820%, 9/15/28§	270,000	271,438
Series 2024-A 1A
5.610%, 2/15/29§	525,000	527,539
Series 2024-A A
5.610%, 2/15/29§	150,000	150,725
American Credit Acceptance Receivables Trust,
Series 2023-3 C
6.440%, 10/12/29§	326,452	328,323
Series 2023-4 B
6.630%, 2/14/28§	98,265	98,382
Series 2025-2 C
5.110%, 3/12/31§	255,000	255,779
AmeriCredit Automobile Receivables Trust,
Series 2021-3 C
1.410%, 8/18/27	425,000	417,270
Series 2022-1 B
2.770%, 4/19/27	463,720	461,736
Series 2022-2 A3
4.380%, 4/18/28	29,370	29,356
Series 2023-1 B
5.570%, 3/20/28	450,000	454,633
Series 2024-1 A3
5.430%, 1/18/29	360,000	363,407
Applebee’s Funding LLC,
Series 2025-1A A2
6.720%, 6/7/55§	1,000,000	995,178
Aqua Finance Trust,
Series 2021-A A
1.540%, 7/17/46§	123,949	114,361
AutoNation Finance Trust,
Series 2025-1A A3
4.620%, 11/13/29§	180,000	181,336
Auxilior Term Funding LLC,
Series 2023-1A A2
6.180%, 12/15/28§	68,359	68,783
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-3A A
5.440%, 2/22/28§	940,000	951,766
Series 2024-1A A
5.360%, 6/20/30§	120,000	123,064
Series 2025-2A A
5.120%, 8/20/31§	100,000	101,811
BHG Securitization Trust,
Series 2024-1CON A
5.810%, 4/17/35§	67,894	69,123
BMW Vehicle Lease Trust,
Series 2024-2 A3
4.180%, 10/25/27	300,000	298,554
Series 2025-1 A3
4.430%, 6/26/28	135,000	135,778
BofA Auto Trust,
Series 2025-1A A3
4.350%, 11/20/29§	125,000	125,586
Bridgecrest Lending Auto Securitization Trust,
Series 2023-1 A3
6.510%, 11/15/27	345,554	346,294
Series 2024-3 B
5.370%, 10/16/28	175,000	175,683
Series 2025-2 A3
4.780%, 12/15/28	345,000	345,417
CarMax Auto Owner Trust,
Series 2021-4 A3
0.560%, 9/15/26	13,228	13,204
Series 2023-2 A3
5.050%, 1/18/28	428,529	430,225
Series 2024-4 A3
4.600%, 10/15/29	665,000	669,375
Series 2025-2 A3
4.480%, 3/15/30	240,000	241,884
CarMax Select Receivables Trust,
Series 2025-A A3
4.770%, 9/17/29	380,000	381,688
Carvana Auto Receivables Trust,
Series 2023-P1 A3
5.980%, 12/10/27§	283,692	284,893
Series 2024-P2 A3
5.330%, 7/10/29	195,000	196,716
Series 2024-P4 A3
4.640%, 1/10/30	120,000	120,119
Series 2025-P2 A4
4.750%, 6/10/31	500,000	505,782
Chesapeake Funding II LLC,
Series 2023-1A A1
5.650%, 5/15/35§	186,569	187,306
Series 2024-1A A1
5.520%, 5/15/36§	138,701	140,095
Citizens Auto Receivables Trust,
Series 2024-1 A3
5.110%, 4/17/28§	150,000	150,809
Cologix Data Centers US Issuer LLC,
Series 2021-1A A2
3.300%, 12/26/51§	6,270,000	6,070,119
Compass Datacenters Issuer II LLC,
Series 2024-2A A1
5.022%, 8/25/49§	195,000	194,823
Compass Datacenters Issuer III LLC,
Series 2025-1A A2
5.656%, 2/25/50§	120,000	121,192
Consolidated Communications LLC,
Series 2025-1A B
6.506%, 5/20/55§	2,000,000	2,063,202

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Credit Acceptance Auto Loan Trust,
Series 2023-1A A
6.480%, 3/15/33§	$318,570	$319,893
Series 2023-2A B
6.610%, 7/15/33§	435,000	439,955
Series 2023-3A C
7.620%, 12/15/33§	100,000	103,458
Series 2025-1A A
5.020%, 3/15/35§	365,000	367,008
Crockett Partners Equipment Co. IIA LLC,
Series 2024-1C A
6.050%, 1/20/31§	291,667	294,866
CyrusOne Data Centers Issuer I LLC,
Series 2025-1A A2
5.910%, 2/20/50§	350,000	356,424
Dell Equipment Finance Trust,
Series 2023-3 A3
5.930%, 4/23/29§	567,895	571,023
DLLMT LLC,
Series 2023-1A A3
5.340%, 3/22/27§	460,086	461,870
Drive Auto Receivables Trust,
Series 2024-2 B
4.520%, 7/16/29	420,000	418,527
DT Auto Owner Trust,
Series 2023-2A B
5.410%, 2/15/29§	151,199	151,267
Enterprise Fleet Financing LLC,
Series 2022-3 A2
4.380%, 7/20/29§	28,312	28,288
Series 2023-2 A2
5.560%, 4/22/30§	186,064	187,186
Series 2024-1 A3
5.160%, 9/20/30§	150,000	152,805
Series 2024-3 A4
5.060%, 3/20/31§	245,000	248,934
Series 2025-1 A3
4.820%, 2/20/29§	175,000	177,409
Exeter Automobile Receivables Trust,
Series 2023-2A B
5.610%, 9/15/27	44,104	44,127
Series 2024-4A C
5.480%, 8/15/30	200,000	201,978
Series 2025-2A A3
4.740%, 1/16/29	630,000	630,914
Exeter Select Automobile Receivables Trust,
Series 2025-1 A3
4.690%, 4/15/30	105,000	105,227
Flagship Credit Auto Trust,
Series 2022-4 A3
6.320%, 6/15/27§	85,289	85,368
Series 2023-2 C
5.810%, 5/15/29§	460,000	462,885
Flexential Issuer,
Series 2021-1A C
6.930%, 11/27/51§	6,300,000	6,185,388
Ford Credit Auto Lease Trust,
Series 2025-A A3
4.720%, 6/15/28	220,000	221,554
Ford Credit Auto Owner Trust,
Series 2021-1 A
1.370%, 10/17/33§	275,000	268,348
Frontier Issuer LLC,
Series 2023-1 A2
6.600%, 8/20/53§	605,000	614,597
Series 2024-1 A2
6.190%, 6/20/54§	170,000	174,365
GECU Auto Receivables Trust,
Series 2023-1A A3
5.630%, 8/15/28§	340,000	341,640
GLS Auto Receivables Issuer Trust,
Series 2024-2A B
5.770%, 11/15/28§	395,000	399,326
Series 2024-3A B
5.080%, 1/16/29§	205,000	205,425
Series 2024-4A A3
4.750%, 7/17/28§	135,000	135,189
Series 2025-2A C
5.110%, 1/15/31§	150,000	151,538
GLS Auto Select Receivables Trust,
Series 2024-2A A2
5.580%, 6/17/30§	74,114	74,734
Series 2024-3A A2
5.590%, 10/15/29§	247,013	249,421
Series 2024-4A A2
4.430%, 12/17/29§	182,182	182,190
Series 2025-1A A2
4.710%, 4/15/30§	233,049	233,537
Series 2025-3A A2
4.460%, 10/15/30§	180,000	180,000
GM Financial Automobile Leasing Trust,
Series 2025-1 A3
4.660%, 2/21/28	295,000	296,838
GM Financial Revolving Receivables Trust,
Series 2021-1 A
1.170%, 6/12/34§	195,000	187,752
GreenSky Home Improvement Issuer Trust,
Series 2024-2 A4
5.150%, 10/27/59§	67,741	68,191
GreenSky Home Improvement Trust,
Series 2024-1 A3
5.550%, 6/25/59§	195,000	201,077
Hertz Vehicle Financing III LLC,
Series 2023-3A A
5.940%, 2/25/28§	630,000	639,933

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2024-1A A
5.440%, 1/25/29§	$375,000	$379,037
Hertz Vehicle Financing LLC,
Series 2022-2A A
2.330%, 6/26/28§	400,000	384,087
Hilton Grand Vacations Trust,
Series 2022-2A C
5.570%, 1/25/37§	38,827	38,925
Huntington Auto Trust,
Series 2024-1A A3
5.230%, 1/16/29§	270,000	272,248
Hyundai Auto Receivables Trust,
Series 2025-B A3
4.360%, 12/17/29	175,000	176,167
LAD Auto Receivables Trust,
Series 2023-4A B
6.390%, 10/16/28§	190,000	191,493
Series 2024-1A A4
5.170%, 9/15/28§	125,000	125,806
Series 2024-2A A3
5.610%, 8/15/28§	235,000	236,406
Series 2024-3A A3
4.520%, 3/15/29§	180,000	180,239
Series 2025-1A A3
4.690%, 7/16/29§	470,000	471,260
M&T Bank Auto Receivables Trust,
Series 2025-1A A3
4.730%, 6/17/30§	150,000	151,148
M&T Equipment Notes,
Series 2023-1A A3
5.740%, 7/15/30§	269,851	271,234
Merchants Fleet Funding LLC,
Series 2023-1A A
7.210%, 5/20/36§	319,483	321,837
Mercury Financial Credit Card Master Trust,
Series 2024-2A A
6.560%, 7/20/29§	355,000	359,379
Mission Lane Credit Card Master Trust,
Series 2024-B A
5.880%, 1/15/30§	330,000	332,634
MVW LLC,
Series 2024-1A A
5.320%, 2/20/43§	109,125	110,944
Navient Private Education Refi Loan Trust,
Series 2019-GA A
2.400%, 10/15/68§	39,208	37,714
Series 2021-EA A
0.970%, 12/16/69§	713,324	631,353
New Economy Assets – Phase 1 Sponsor LLC,
Series 2021-1 A1
1.910%, 10/20/61§	695,000	653,443
Octane Receivables Trust,
Series 2024-2A A2
5.800%, 7/20/32§	316,999	320,201
OHA Credit Funding 2 Ltd.,
Series 2019-2A D1R2
6.969%, 1/21/38 (l)§	2,850,000	2,859,966
OneMain Financial Issuance Trust,
Series 2022-S1 A
4.130%, 5/14/35§	691,722	689,187
OWN Equipment Fund I LLC,
Series 2024-2M A
5.700%, 12/20/32§	441,123	445,609
PenFed Auto Receivables Owner Trust,
Series 2024-A A3
4.700%, 6/15/29§	190,000	190,374
Post Road Equipment Finance LLC,
Series 2024-1A A2
5.590%, 11/15/29§	68,740	69,135
Prestige Auto Receivables Trust,
Series 2021-1A C
1.530%, 2/15/28§	93,777	93,127
Series 2023-1A C
5.650%, 2/15/28§	350,000	350,308
Regional Management Issuance Trust,
Series 2024-1 A
5.830%, 7/15/36§	150,000	153,319
Republic Finance Issuance Trust,
Series 2024-A A
5.910%, 8/20/32§	235,000	238,020
Santander Drive Auto Receivables Trust,
Series 2022-3 B
4.130%, 8/16/27	21,387	21,380
Series 2022-4 B
4.420%, 11/15/27	133,046	132,919
Series 2023-1 C
5.090%, 5/15/30	115,000	115,665
Series 2023-3 C
5.770%, 11/15/30	155,000	158,086
Series 2023-4 B
5.770%, 12/15/28	325,000	329,231
Series 2023-5 B
6.160%, 12/17/29	495,000	503,235
Series 2024-3 A3
5.630%, 1/16/29	360,000	361,875
Series 2024-4 A3
4.850%, 1/16/29	265,000	265,586
Series 2025-2 A3
4.670%, 8/15/29	340,000	342,094
SBNA Auto Lease Trust,
Series 2024-A A3
5.390%, 11/20/26§	167,936	168,376
Series 2024-B A3
5.560%, 11/22/27§	265,000	266,804
Series 2024-C A3
4.560%, 2/22/28§	105,000	105,228
SCF Equipment Leasing LLC,
Series 2022-1A A3
2.920%, 7/20/29§	67,164	66,862

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2024-1A A3
5.520%, 1/20/32§	$190,000	$193,757
SCF Equipment Trust LLC,
Series 2025-1A A3
5.110%, 11/21/33§	325,000	330,259
SEB Funding LLC,
Series 2024-1A A2
7.386%, 4/30/54§	240,000	245,447
SFS Auto Receivables Securitization Trust,
Series 2023-1A A3
5.470%, 10/20/28§	348,816	351,086
Series 2024-3A A3
4.550%, 6/20/30§	145,000	145,338
Series 2025-1A A3
4.750%, 7/22/30§	145,000	146,531
Series 2025-2A A3
4.440%, 12/20/30§	495,000	498,635
Sierra Timeshare Receivables Funding LLC,
Series 2024-2A A
5.140%, 6/20/41§	233,881	235,580
SMB Private Education Loan Trust,
Series 2021-D A1A
1.340%, 3/17/53§	149,979	140,305
SoFi Consumer Loan Program Trust,
Series 2025-2 A
4.820%, 6/25/34§	190,000	190,248
SoFi Professional Loan Program Trust,
Series 2020-A A2FX
2.540%, 5/15/46§	40,247	38,711
Stream Innovations Issuer Trust,
Series 2024-1A A
6.270%, 7/15/44§	70,589	73,875
TRTX Issuer Ltd.,
Series 2025-FL6 C
6.710%, 9/18/42 (l)§	4,060,000	4,032,240
USB Auto Owner Trust,
Series 2025-1A A3
4.490%, 6/17/30§	70,000	70,468
Volofin Finance DAC,
Series 2024-1A A
5.935%, 6/15/37§	304,586	307,551
VStrong Auto Receivables Trust,
Series 2024-A B
5.770%, 7/15/30§	48,000	48,626
Westlake Automobile Receivables Trust,
Series 2023-3A C
6.020%, 9/15/28§	615,000	623,701
Series 2024-2A A3
5.560%, 2/15/28§	200,000	201,193
Series 2024-3A A3
4.710%, 4/17/28§	265,000	265,946
Series 2025-1A A3
4.750%, 8/15/28§	475,000	477,246
Wheels Fleet Lease Funding LLC,
Series 2023-1A A
5.800%, 4/18/38§	360,147	362,074
Series 2024-1A A1
5.490%, 2/18/39§	228,532	230,765
Series 2024-2A A1
4.870%, 6/21/39§	251,306	252,439
Series 2024-3A A1
4.800%, 9/19/39§	215,000	216,115
World Omni Auto Receivables Trust,
Series 2024-C A3
4.430%, 12/17/29	280,000	279,960
Zayo Issuer LLC,
Series 2025-2A A2
5.953%, 6/20/55§	635,000	654,337
Ziply Fiber Issuer LLC,
Series 2024-1A A2
6.640%, 4/20/54§	745,000	765,245

Total Asset-Backed Securities		61,181,106

Collateralized Mortgage Obligations (0.8%)
FHLMC STACR REMIC Trust,
Series 2022-DNA2 B1
9.055%, 2/25/42 (l)§	1,380,000	1,445,121
Series 2022-DNA6 M2
10.055%, 9/25/42 (l)§	3,700,000	4,036,497
GNMA,
Series 2016-149 IP
4.000%, 10/20/46 IO	2,135,917	423,163
Series 2022-120 EI
5.500%, 2/20/47 IO	1,361,983	212,576

Total Collateralized Mortgage Obligations		6,117,357

Commercial Mortgage-Backed Securities (4.3%)
ALA Trust,
Series 2025-OANA A
6.043%, 6/15/40 (l)§	150,000	150,609
BANK,
Series 2020-BN27 A5
2.144%, 4/15/63	250,000	216,876
Series 2021-BN34 A5
2.438%, 6/15/63	660,000	568,097
Series 2021-BN37 A5
2.618%, 11/15/64 (l)	755,000	659,776
BANK5,
Series 2023-5YR3 A3
6.724%, 9/15/56 (l)	385,000	407,519
Series 2023-5YR4 A3
6.500%, 12/15/56	142,826	150,466
BANK5 Trust,
Series 2024-5YR6 A3
6.225%, 5/15/57	740,000	777,745
BBCMS Mortgage Trust,
Series 2020-BID A
6.566%, 10/15/37 (l)§	215,000	215,000
Series 2021-C12 A5
2.689%, 11/15/54	755,000	665,626

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2024-5C25 A3
5.946%, 3/15/57	$400,000	$416,277
Benchmark Mortgage Trust,
Series 2021-B28 A5
2.224%, 8/15/54	780,000	674,341
Series 2023-V2 A3
5.812%, 5/15/55 (l)	470,000	484,554
BPR Trust,
Series 2021-NRD A
5.837%, 12/15/38 (l)§	420,000	417,616
BX Trust,
Series 2024-VLT4 A
5.803%, 7/15/29 (l)§	420,000	419,870
CFCRE Commercial Mortgage Trust,
Series 2016-C4 D
5.004%, 5/10/58 (l)§	1,300,000	1,245,700
Commercial Mortgage Trust,
Series 2024-CBM A2
5.867%, 12/10/41 (l)§	100,000	101,567
CSMC LLC,
Series 2014-USA A1
3.304%, 9/15/37§	272,399	251,414
Series 2014-USA A2
3.953%, 9/15/37§	575,000	530,504
DC Commercial Mortgage Trust,
Series 2023-DC A
6.314%, 9/12/40§	295,000	308,622
DROP Mortgage Trust,
Series 2021-FILE A
5.576%, 10/15/43(l)§	420,000	394,841
FHLMC MSCR Trust,
Series 2025-MN10 M2
7.155%, 2/25/45 (l)§	1,960,000	1,940,421
FHLMC Multifamily Structured Pass-Through Certificates,
Series K-1512 X1
1.047%, 4/25/34 IO (l)	5,101,772	267,898
Series K738 A2
1.545%, 1/25/27	250,000	240,853
Series K-F107 AS
4.562%, 3/25/28 (l)	634,373	631,667
GNMA,
Series 2024-67 EI
0.671%, 10/16/65 IO (l)	743,053	43,008
GS Mortgage Securities Corp. Trust,
Series 2012-BWTR A
2.954%, 11/5/34§	293,326	242,480
Series 2013-PEMB A
3.668%, 3/5/33 (l)§	140,000	120,579
Hudsons Bay Simon JV Trust,
Series 2015-HB7 A7
3.914%, 8/5/34§	21,017	20,678
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2025-BMS A
5.912%, 1/15/42 (l)§	320,000	318,399
Morgan Stanley Capital I Trust,
Series 2020-HR8 A4
2.041%, 7/15/53	275,000	242,242
Series 2021-L7 A5
2.574%, 10/15/54	775,000	681,269
Multifamily Connecticut Avenue Securities Trust,
Series 2019-01 M10
7.670%, 10/25/49 (l)§	3,389,640	3,440,501
Series 2023-01 M10
10.805%, 11/25/53 (l)§	6,280,000	7,008,660
SCOTT Trust,
Series 2023-SFS A
5.910%, 3/10/40§	480,000	492,492
SPGN Mortgage Trust,
Series 2022-TFLM A
5.862%, 2/15/39 (l)§	760,000	757,553
TCO Commercial Mortgage Trust,
Series 2024-DPM A
5.555%, 12/15/39 (l)§	270,000	269,915
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31 B
4.482%, 11/15/48 (l)	2,890,000	2,854,520
Series 2020-C57 A4
2.118%, 8/15/53	355,000	315,249
Series 2020-C58 A4
2.092%, 7/15/53	100,000	87,162
Series 2021-C60 A4
2.342%, 8/15/54	1,540,000	1,341,865
Series 2021-C61 A4
2.658%, 11/15/54	1,100,000	965,264
Series 2022-C62 A4
4.000%, 4/15/55 (l)	715,000	673,628

Total Commercial Mortgage-Backed Securities		32,013,323

Corporate Bonds (30.3%)
Communication Services (1.3%)
Diversified Telecommunication Services (0.4%)
CCO Holdings LLC
6.375%, 9/1/29§	149,000	152,040
4.750%, 2/1/32§	434,000	410,356
4.500%, 5/1/32	436,000	404,407
4.500%, 6/1/33§	526,000	478,865
Level 3 Financing, Inc.
4.500%, 4/1/30§	296,000	267,880
6.875%, 6/30/33 (x)§	210,000	213,675
Windstream Escrow LLC
7.750%, 8/15/28	285	4
Windstream Services LLC
8.250%, 10/1/31§	189,000	197,346
Zayo Group Holdings, Inc.
4.000%, 3/1/27 (x)§	494,000	463,125
6.125%, 3/1/28§	231,000	197,997

		2,785,695

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Entertainment (0.0%)†
Live Nation Entertainment, Inc.
6.500%, 5/15/27§	$150,000	$152,063
Take-Two Interactive Software, Inc.
4.950%, 3/28/28	360,000	365,437

		517,500

Media (0.8%)
Charter Communications Operating LLC
6.100%, 6/1/29	395,000	412,739
Cox Communications, Inc.
5.950%, 9/1/54§	775,000	717,214
CSC Holdings LLC
11.750%, 1/31/29§	496,000	471,200
Gray Media, Inc.
10.500%, 7/15/29§	106,000	113,462
4.750%, 10/15/30§	450,000	334,687
5.375%, 11/15/31§	150,000	111,806
McGraw-Hill Education, Inc.
8.000%, 8/1/29§	425,000	432,098
Neptune Bidco US, Inc.
9.290%, 4/15/29§	477,000	463,048
Nexstar Media, Inc.
5.625%, 7/15/27§	212,000	211,205
Outfront Media Capital LLC
5.000%, 8/15/27 (x)§	327,000	324,956
Sinclair Television Group, Inc.
5.500%, 3/1/30§	222,000	179,654
Sirius XM Radio LLC
3.125%, 9/1/26§	262,000	257,224
3.875%, 9/1/31§	474,000	421,210
Stagwell Global LLC
5.625%, 8/15/29 (x)§	386,000	368,066
TEGNA, Inc.
4.750%, 3/15/26§	191,000	189,927
Univision Communications, Inc.
8.500%, 7/31/31§	482,000	482,000
VZ Secured Financing BV
5.000%, 1/15/32§	330,000	292,463

		5,782,959

Wireless Telecommunication Services (0.1%)
SoftBank Corp.
4.699%, 7/9/30§	420,000	421,142

Total Communication Services		9,507,296

Consumer Discretionary (3.2%)
Automobile Components (0.2%)
Clarios Global LP
8.500%, 5/15/27§	232,000	233,109
6.750%, 5/15/28§	451,000	463,700
6.750%, 2/15/30§	140,000	145,252
Denso Corp.
1.239%, 9/16/26§	565,000	544,074
Forvia SE
8.000%, 6/15/30§	220,000	224,400

		1,610,535

Automobiles (0.7%)
General Motors Co.
5.625%, 4/15/30	540,000	550,978
Honda Motor Co. Ltd.
4.688%, 7/8/30	1,015,000	1,016,146
Hyundai Capital America
4.875%, 11/1/27§	205,000	205,821
5.150%, 3/27/30§	710,000	717,808
5.400%, 6/23/32§	240,000	242,876
Mercedes-Benz Finance North America LLC
4.650%, 4/1/27§	910,000	913,293
4.900%, 11/15/27§	220,000	222,413
Nissan Motor Acceptance Co. LLC
5.550%, 9/13/29§	365,000	351,997
Stellantis Finance US, Inc.
6.450%, 3/18/35§	335,000	335,046
Volkswagen Group of America Finance LLC
5.250%, 3/22/29§	670,000	677,217

		5,233,595

Broadline Retail (0.2%)
Getty Images, Inc.
9.750%, 3/1/27§	562,000	553,862
K2016470219 South Africa Ltd.
3.000%, 12/31/22 (h)(r)§	245,575	—
Saks Global Enterprises LLC
11.000%, 12/15/29§	1,840,000	690,000

		1,243,862

Distributors (0.3%)
Genuine Parts Co.
4.950%, 8/15/29	435,000	441,153
LKQ Corp.
5.750%, 6/15/28	360,000	370,285
RB Global Holdings, Inc.
6.750%, 3/15/28§	374,000	383,683
7.750%, 3/15/31§	196,000	206,266
Resideo Funding, Inc.
6.500%, 7/15/32§	192,000	196,700
Velocity Vehicle Group LLC
8.000%, 6/1/29§	150,000	149,578
Windsor Holdings III LLC
8.500%, 6/15/30§	339,000	362,730

		2,110,395

Diversified Consumer Services (0.1%)
Matthews International Corp.
8.625%, 10/1/27 (x)§	273,000	284,065
Service Corp. International
5.750%, 10/15/32	202,000	203,735
Wand NewCo 3, Inc.
7.625%, 1/30/32§	262,000	275,438

		763,238

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Hotels, Restaurants & Leisure (1.0%)
1011778 BC ULC
3.875%, 1/15/28§	$294,000	$286,289
5.625%, 9/15/29§	207,000	208,811
Caesars Entertainment, Inc.
7.000%, 2/15/30§	797,000	824,895
Carnival Corp.
7.000%, 8/15/29§	283,000	298,051
6.125%, 2/15/33§	300,000	305,625
CEC Entertainment LLC
6.750%, 5/1/26§	89,000	88,086
Churchill Downs, Inc.
5.750%, 4/1/30§	301,000	301,063
Flutter Treasury DAC
6.375%, 4/29/29§	200,000	205,362
Great Canadian Gaming Corp.
8.750%, 11/15/29§	303,000	296,182
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	120,000	120,152
3.625%, 2/15/32§	259,000	234,592
5.875%, 3/15/33§	185,000	188,469
Hyatt Hotels Corp.
5.250%, 6/30/29	355,000	360,832
5.750%, 3/30/32	200,000	204,197
Las Vegas Sands Corp.
5.625%, 6/15/28	525,000	535,096
Marriott International, Inc.
5.350%, 3/15/35	250,000	251,079
NCL Corp. Ltd.
6.750%, 2/1/32§	222,000	227,141
Ontario Gaming GTA LP
8.000%, 8/1/30§	324,000	324,810
Royal Caribbean Cruises Ltd.
5.375%, 7/15/27§	261,000	262,421
6.000%, 2/1/33§	496,000	505,275
Sabre GLBL, Inc.
11.125%, 7/15/30§	160,000	167,002
Scientific Games Holdings LP
6.625%, 3/1/30§	267,000	257,166
Six Flags Entertainment Corp.
6.625%, 5/1/32§	208,000	213,404
Station Casinos LLC
4.500%, 2/15/28§	182,000	178,360
4.625%, 12/1/31§	180,000	168,604
Voyager Parent LLC
9.250%, 7/1/32§	168,000	174,537
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	207,000	202,572

		7,390,073

Household Durables (0.2%)
Lennar Corp.
5.200%, 7/30/30	375,000	381,175
M.D.C. Holdings, Inc.
3.966%, 8/6/61	360,000	251,021
Newell Brands, Inc.
8.500%, 6/1/28§	180,000	189,225
6.625%, 5/15/32	266,000	252,309
Toll Brothers Finance Corp.
5.600%, 6/15/35	320,000	321,821
Whirlpool Corp.
6.500%, 6/15/33	150,000	150,420

		1,545,971

Specialty Retail (0.2%)
Cougar JV Subsidiary LLC
8.000%, 5/15/32§	119,000	126,803
eG Global Finance plc
12.000%, 11/30/28§	400,000	441,500
Global Auto Holdings Ltd.
8.375%, 1/15/29§	200,000	184,710
LBM Acquisition LLC
6.250%, 1/15/29§	204,000	176,970
LCM Investments Holdings II LLC
4.875%, 5/1/29§	250,000	242,812
White Cap Buyer LLC
6.875%, 10/15/28 (x)§	227,000	226,485

		1,399,280

Textiles, Apparel & Luxury Goods (0.3%)
Champ Acquisition Corp.
8.375%, 12/1/31§	180,000	192,154
Crocs, Inc.
4.125%, 8/15/31§	178,000	160,430
Hanesbrands, Inc.
9.000%, 2/15/31§	304,000	321,860
PVH Corp.
5.500%, 6/13/30	790,000	795,561
Ralph Lauren Corp.
5.000%, 6/15/32	380,000	385,614
S&S Holdings LLC
8.375%, 10/1/31§	346,000	330,430

		2,186,049

Total Consumer Discretionary		23,482,998

Consumer Staples (1.3%)
Beverages (0.2%)
Bacardi-Martini BV
5.550%, 2/1/30§	850,000	871,853
Primo Water Holdings, Inc.
4.375%, 4/30/29 (x)§	203,000	196,908
Suntory Holdings Ltd.
5.124%, 6/11/29§	240,000	245,409

		1,314,170

Consumer Staples Distribution & Retail (0.3%)
Performance Food Group, Inc.
6.125%, 9/15/32§	159,000	162,861
Sysco Corp.
5.100%, 9/23/30	405,000	414,672
Target Corp.
4.350%, 6/15/28	245,000	246,381
5.000%, 4/15/35	615,000	613,890
United Natural Foods, Inc.
6.750%, 10/15/28§	146,000	143,627
US Foods, Inc.
4.625%, 6/1/30§	166,000	161,656

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
7.250%, 1/15/32§	$177,000	$185,699
Walmart, Inc.
4.900%, 4/28/35(x)	485,000	489,026

		2,417,812

Food Products (0.5%)
Darling Ingredients, Inc.
6.000%, 6/15/30§	398,000	402,895
Fiesta Purchaser, Inc.
7.875%, 3/1/31§	123,000	130,481
9.625%, 9/15/32§	219,000	229,676
General Mills, Inc.
4.875%, 1/30/30	285,000	289,389
JBS USA Holding Lux Sarl
6.250%, 3/1/56§	1,015,000	1,016,494
Kraft Heinz Foods Co.
5.400%, 3/15/35	485,000	490,915
Post Holdings, Inc.
5.500%, 12/15/29§	84,000	83,580
6.250%, 2/15/32§	123,000	126,075
6.250%, 10/15/34 (x)§	226,000	227,130
Sigma Holdco BV
7.875%, 5/15/26§	219,000	219,088
Simmons Foods, Inc.
4.625%, 3/1/29§	180,000	170,163
Viking Baked Goods Acquisition Corp.
8.625%, 11/1/31§	468,000	458,954

		3,844,840

Household Products (0.0%)†
Energizer Holdings, Inc.
4.750%, 6/15/28 (x)§	247,000	240,410

Personal Care Products (0.1%)
Herbalife Nutrition Ltd.
7.875%, 9/1/25§	53,000	53,024
Opal Bidco SAS
6.500%, 3/31/32§	200,000	203,754
Prestige Brands, Inc.
3.750%, 4/1/31§	202,000	186,147

		442,925

Tobacco (0.2%)
Imperial Brands Finance plc
4.500%, 6/30/28§	505,000	504,777
5.500%, 2/1/30§	585,000	602,537

		1,107,314

Total Consumer Staples		9,367,471

Energy (2.8%)
Energy Equipment & Services (0.2%)
Aris Water Holdings LLC
7.250%, 4/1/30§	362,000	371,821
Helmerich & Payne, Inc.
5.500%, 12/1/34§	465,000	421,809
Transocean, Inc.
8.750%, 2/15/30§	188,000	192,948
8.500%, 5/15/31§	150,000	133,830

		1,120,408

Oil, Gas & Consumable Fuels (2.6%)
APA Corp.
6.750%, 2/15/55§	450,000	422,965
Ascent Resources Utica Holdings LLC
6.625%, 10/15/32§	193,000	196,619
Baytex Energy Corp.
8.500%, 4/30/30§	96,000	95,974
Blue Racer Midstream LLC
6.625%, 7/15/26§	255,000	255,107
7.250%, 7/15/32§	182,000	192,829
Chevron USA, Inc.
4.687%, 4/15/30	735,000	747,798
Chord Energy Corp.
6.750%, 3/15/33§	228,000	231,420
Crescent Energy Finance LLC
7.625%, 4/1/32§	384,000	373,920
Delek Logistics Partners LP
8.625%, 3/15/29§	403,000	416,561
7.375%, 6/30/33§	151,000	150,295
Enbridge, Inc.
4.900%, 6/20/30	225,000	227,212
Encino Acquisition Partners Holdings LLC
8.500%, 5/1/28§	230,000	236,325
Energy Transfer LP
7.500%, 7/1/38	170,000	194,219
Enterprise Products Operating LLC
4.600%, 1/15/31	670,000	674,501
EOG Resources, Inc.
5.000%, 7/15/32	595,000	602,072
Genesis Energy LP
7.750%, 2/1/28	277,000	280,144
7.875%, 5/15/32	477,000	495,751
Kinder Morgan, Inc.
5.150%, 6/1/30	235,000	239,605
4.800%, 2/1/33	244,000	239,524
Kinetik Holdings LP
5.875%, 6/15/30§	394,000	397,214
Marathon Petroleum Corp.
5.150%, 3/1/30	440,000	448,632
NFE Financing LLC
12.000%, 11/15/29§	2,876,400	1,359,099
NGL Energy Operating LLC
8.375%, 2/15/32§	509,000	509,127
NuStar Logistics LP
6.000%, 6/1/26	165,000	165,289
Permian Resources Operating LLC
5.875%, 7/1/29§	144,000	144,540
6.250%, 2/1/33§	204,000	205,020
Petroleos Mexicanos
5.350%, 2/12/28	8,310,000	7,984,664
Summit Midstream Holdings LLC
8.625%, 10/31/29§	610,000	622,273
Sunoco LP
7.250%, 5/1/32§	228,000	239,227
6.250%, 7/1/33§	212,000	214,650

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Targa Resources Corp.
6.125%, 5/15/55	$595,000	$577,750
Williams Cos., Inc. (The)
4.625%, 6/30/30	265,000	265,049

		19,405,375

Total Energy		20,525,783

Financials (11.8%)
Banks (4.5%)
ABN AMRO Bank NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.339%, 9/18/27 (k)§	400,000	408,525
ANZ New Zealand Int’l Ltd.
5.355%, 8/14/28§	285,000	293,903
Bank of America NA
5.526%, 8/18/26	510,000	517,098
Bank of Montreal
(United States SOFR Compounded Index + 0.67%), 5.004%, 1/27/29 (k)(x)	295,000	299,935
Bank of New Zealand
2.285%, 1/27/27§	605,000	587,635
Banque Federative du Credit Mutuel SA
5.194%, 2/16/28§	275,000	279,812
Barclays plc
(SOFR + 1.23%), 5.367%, 2/25/31 (k)	370,000	376,836
BNP Paribas SA
(SOFR + 1.28%), 5.283%, 11/19/30 (k)§	230,000	234,335
(SOFR + 1.68%), 5.085%, 5/9/31 (k)§	480,000	484,137
Canadian Imperial Bank of Commerce
5.237%, 6/28/27	330,000	336,036
(SOFR + 1.03%), 4.857%, 3/30/29 (k)	745,000	751,550
Citibank NA
(SOFR + 0.71%), 4.876%, 11/19/27 (k)	750,000	754,199
4.914%, 5/29/30	510,000	519,205
Citigroup, Inc.
(SOFR + 1.14%), 4.643%, 5/7/28 (k)	1,010,000	1,011,285
Citizens Financial Group, Inc.
(SOFR + 1.26%), 5.253%, 3/5/31 (k)	305,000	308,952
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.641%, 5/21/37 (k)	235,000	232,180
Comerica, Inc.
(SOFR + 2.16%), 5.982%, 1/30/30 (k)	185,000	189,286
Commonwealth Bank of Australia
4.423%, 3/14/28	590,000	595,465
Cooperatieve Rabobank UA (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.990%, 5/27/31 (k)§	995,000	1,007,380
Credit Agricole SA
(SOFR + 1.13%), 5.230%, 1/9/29 (k)§	690,000	701,251
(SOFR + 1.46%), 5.222%, 5/27/31 (k)§	375,000	381,941
Danske Bank A/S (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.019%, 3/4/31 (k)§	510,000	515,189
DNB Bank ASA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.127%, 9/16/26 (k)§	350,000	347,407
(SOFR + 1.05%), 4.853%, 11/5/30 (k)§	230,000	232,149
Federation des Caisses Desjardins du Quebec 5.700%, 3/14/28§	295,000	305,213
Fifth Third Bank NA (SOFR + 0.81%), 4.967%, 1/28/28 (k)	250,000	252,068
HSBC Holdings plc (SOFR + 1.04%), 5.130%, 11/19/28 (k)	200,000	202,321
(SOFR + 1.57%), 5.240%, 5/13/31 (k)	505,000	512,747
(SOFR + 1.56%), 5.450%, 3/3/36 (k)	520,000	521,357
HSBC USA, Inc. 4.650%, 6/3/28	260,000	261,532
Huntington Bancshares, Inc.
(SOFR + 2.02%), 6.208%, 8/21/29 (k)	295,000	308,676
(SOFR + 1.28%), 5.272%, 1/15/31 (k)	155,000	158,708
ING Groep NV (SOFR + 1.01%), 4.858%, 3/25/29 (k)	380,000	383,172
JPMorgan Chase & Co. (SOFR + 1.34%), 4.946%, 10/22/35 (k)	670,000	662,232
KBC Group NV (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.932%, 10/16/30 (k)§	235,000	237,329
Lloyds Banking Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 4.818%, 6/13/29 (k)	470,000	473,673

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
M&T Bank Corp.
(SOFR + 1.40%), 5.179%, 7/8/31 (k)	$295,000	$299,703
(SOFR + 1.61%), 5.385%, 1/16/36 (k)	475,000	472,393
Mizuho Financial Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.711%, 7/8/31 (k)	720,000	719,651
National Australia Bank Ltd. 4.534%, 6/13/30	700,000	709,092
National Bank of Canada 4.500%, 10/10/29	510,000	507,533
NatWest Group plc
(USD Swap Semi 5 Year + 5.72%), 8.000%, 8/10/25 (k)(y)	1,870,000	1,874,675
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.115%, 5/23/31 (k)	720,000	731,002
NatWest Markets plc 4.789%, 3/21/28§	530,000	535,256
Royal Bank of Canada (SOFR + 1.03%), 5.153%, 2/4/31 (k)	690,000	702,361
Santander Holdings USA, Inc. (SOFR + 1.88%), 5.741%, 3/20/31 (k)	280,000	287,163
Santander UK Group Holdings plc (United States SOFR Compounded Index + 1.52%), 5.694%, 4/15/31 (k)	485,000	499,975
Societe Generale SA (SOFR + 1.65%), 5.512%, 5/22/31 (k)§	900,000	917,479
Standard Chartered plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.244%, 5/13/31 (k)§	665,000	673,918
Sumitomo Mitsui Financial Group, Inc. (SOFR + 1.19%), 4.660%, 7/8/31 (k)	690,000	690,000
Sumitomo Mitsui Trust Bank Ltd. 5.200%, 3/7/27§	415,000	421,078
Svenska Handelsbanken AB 4.375%, 5/23/28§	520,000	523,998
Swedbank AB
6.136%, 9/12/26§	380,000	387,854
5.407%, 3/14/29§	360,000	372,192
Toronto-Dominion Bank (The)
4.574%, 6/2/28	1,425,000	1,433,685
5.298%, 1/30/32	130,000	133,286
Truist Financial Corp.
(SOFR + 2.45%), 7.161%, 10/30/29 (k)	20,000	21,584
(SOFR + 1.31%), 5.071%, 5/20/31 (k)	620,000	628,861
UniCredit SpA (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.569%, 9/22/26 (k)§	350,000	348,099
US Bank NA (SOFR + 0.69%), 4.507%, 10/22/27 (k)	760,000	760,747
Wells Fargo & Co.
(SOFR + 1.74%), 5.605%, 4/23/36 (k)	325,000	335,521
Series BB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.900%, 3/15/26 (k)(y)	1,700,000	1,678,750
Westpac Banking Corp. 4.354%, 7/1/30	1,020,000	1,021,292

		33,331,867

Capital Markets (3.2%)
Antares Holdings LP
3.750%, 7/15/27§	375,000	360,762
6.350%, 10/23/29§	260,000	262,548
Apollo Debt Solutions BDC
6.550%, 3/15/32§	280,000	286,147
Ares Capital Corp.
5.800%, 3/8/32	295,000	293,105
Ares Strategic Income Fund
5.700%, 3/15/28	300,000	302,151
Aretec Group, Inc.
10.000%, 8/15/30§	161,000	176,941
Bain Capital Specialty Finance, Inc.
2.550%, 10/13/26	325,000	315,055
5.950%, 3/15/30	105,000	104,167
Bank of New York Mellon Corp. (The)
(SOFR + 1.03%), 4.947%, 4/26/27 (k)	315,000	316,587
(SOFR + 0.89%), 4.942%, 2/11/31 (k)	740,000	754,759
BGC Group, Inc. 6.150%, 4/2/30§	155,000	156,728
Blackstone Secured Lending Fund
5.350%, 4/13/28	120,000	120,635
5.300%, 6/30/30	235,000	232,560
Blue Owl Capital Corp.
3.750%, 7/22/25	260,000	259,854
Blue Owl Capital Corp. II 8.450%, 11/15/26	230,000	238,850
Blue Owl Credit Income Corp. 7.950%, 6/13/28	270,000	288,449

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Blue Owl Technology Finance Corp.
4.750%, 12/15/25§	$125,000	$124,623
6.750%, 4/4/29	335,000	341,477
Cantor Fitzgerald LP
7.200%, 12/12/28§	275,000	291,465
Charles Schwab Corp. (The) Series I (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.000%, 6/1/26 (k)(y)	3,150,000	3,110,033
Deutsche Bank AG (SOFR + 1.72%), 5.297%, 5/9/31 (k)	615,000	624,018
FS KKR Capital Corp.
7.875%, 1/15/29	275,000	290,045
6.125%, 1/15/30	295,000	292,809
Goldman Sachs Bank USA (SOFR + 0.75%), 5.414%, 5/21/27 (k)	420,000	423,403
Goldman Sachs Group, Inc. (The)
(SOFR + 1.08%), 5.798%, 8/10/26 (k)	655,000	655,718
(SOFR + 1.21%), 5.049%, 7/23/30 (k)	465,000	471,925
(SOFR + 1.58%), 5.218%, 4/23/31 (k)	280,000	286,018
Golub Capital BDC, Inc. 2.500%, 8/24/26	3,500,000	3,404,286
Hercules Capital, Inc.
3.375%, 1/20/27	310,000	300,231
6.000%, 6/16/30	110,000	109,635
HPS Corporate Lending Fund
5.450%, 1/14/28	435,000	436,045
6.250%, 9/30/29	10,000	10,178
Jefferies Financial Group, Inc. 5.875%, 7/21/28	295,000	305,712
LPL Holdings, Inc. 5.150%, 6/15/30	430,000	434,626
Main Street Capital Corp.
3.000%, 7/14/26	215,000	210,182
6.500%, 6/4/27	245,000	250,444
Marex Group plc
5.829%, 5/8/28	325,000	328,656
6.404%, 11/4/29	335,000	344,529
Morgan Stanley
(SOFR + 1.10%), 4.654%, 10/18/30 (k)	750,000	749,159
(SOFR + 1.11%), 5.230%, 1/15/31 (k)	595,000	609,876
Morgan Stanley Direct Lending Fund 6.000%, 5/19/30	200,000	200,758
MSCI, Inc. 3.250%, 8/15/33§	430,000	376,205
MSD Investment Corp. 6.250%, 5/31/30§	135,000	133,432
New Mountain Finance Corp.
6.200%, 10/15/27	155,000	156,727
6.875%, 2/1/29	150,000	152,566
Nomura Holdings, Inc. 4.904%, 7/1/30	250,000	250,659
Sixth Street Lending Partners 6.500%, 3/11/29	350,000	361,050
State Street Corp. 4.834%, 4/24/30	310,000	315,997
UBS AG 5.000%, 7/9/27	425,000	431,365
UBS Group AG (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.10%), 3.875%, 6/2/26 (k)(y)§	2,350,000	2,291,250

		23,544,400

Consumer Finance (1.0%)
AerCap Ireland Capital DAC 5.375%, 12/15/31	160,000	163,346
Ally Financial, Inc. (United States SOFR Compounded Index + 1.96%), 5.737%, 5/15/29 (k)	240,000	243,884
American Express Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.550%, 9/15/26 (k)(y)	530,000	518,392
(SOFR + 1.44%), 5.016%, 4/25/31 (k)	300,000	305,400
Avolon Holdings Funding Ltd.
5.500%, 1/15/26§	390,000	390,542
4.950%, 1/15/28§	530,000	531,664
Bread Financial Holdings, Inc. 9.750%, 3/15/29§	51,000	54,922
Capital One Financial Corp. (SOFR + 2.44%), 7.149%, 10/29/27 (k)	335,000	346,037
(SOFR + 2.64%), 6.312%, 6/8/29 (k)	35,000	36,713
Enova International, Inc. 9.125%, 8/1/29§	273,000	287,333
Ford Motor Credit Co. LLC 6.532%, 3/19/32	225,000	228,141
General Motors Financial Co., Inc.
6.050%, 10/10/25	435,000	436,365
5.050%, 4/4/28	280,000	281,595
5.450%, 7/15/30	460,000	466,471
GGAM Finance Ltd.
8.000%, 2/15/27§	172,000	177,282
8.000%, 6/15/28§	240,000	253,846
John Deere Capital Corp. Series I 4.550%, 6/5/30	520,000	524,262

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Macquarie Airfinance Holdings Ltd. 5.200%, 3/27/28§	$300,000	$303,051
Mitsubishi HC Finance America LLC 5.150%, 10/24/29§	555,000	565,058
PACCAR Financial Corp. 4.550%, 5/8/30	360,000	363,698
Synchrony Financial
(United States SOFR Compounded Index + 2.13%), 5.935%, 8/2/30 (k)	285,000	292,059
(SOFR + 1.68%), 5.450%, 3/6/31 (k)	185,000	186,310
Toyota Motor Credit Corp.
4.800%, 5/15/30	215,000	218,234

		7,174,605

Financial Services (0.8%)
Armor Holdco, Inc. 8.500%, 11/15/29§	410,000	393,551
Atlas Warehouse Lending Co. LP 6.250%, 1/15/30§	250,000	252,490
Enact Holdings, Inc. 6.250%, 5/28/29	625,000	648,532
Freedom Mortgage Corp.
6.625%, 1/15/27§	1,850,000	1,855,069
12.000%, 10/1/28§	228,000	244,660
Freedom Mortgage Holdings LLC
9.250%, 2/1/29§	237,000	245,888
8.375%, 4/1/32§	159,000	160,283
Nationwide Building Society 5.127%, 7/29/29 (x)§	620,000	634,267
Rocket Cos., Inc. 6.375%, 8/1/33§	197,000	201,373
Shift4 Payments LLC 6.750%, 8/15/32 (x)§	481,000	498,080
Synchrony Bank 5.400%, 8/22/25	465,000	464,769
Western Union Co. (The) 1.350%, 3/15/26	175,000	170,646

		5,769,608

Insurance (2.3%)
Acrisure LLC 8.250%, 2/1/29§	330,000	341,104
Alliant Holdings Intermediate LLC 6.750%, 10/15/27§	152,000	152,328
American International Group, Inc. 4.850%, 5/7/30	190,000	192,475
American National Global Funding
5.550%, 1/28/30§	455,000	464,227
5.250%, 6/3/30§	240,000	241,001
American National Group, Inc. 6.000%, 7/15/35	775,000	775,778
Ardonagh Group Finance Ltd. 8.875%, 2/15/32§	200,000	209,604
Arthur J Gallagher & Co. 3.050%, 3/9/52	525,000	332,025
Athene Global Funding
4.830%, 5/9/28§	510,000	512,318
5.380%, 1/7/30§	470,000	479,953
Belrose Funding Trust II 6.792%, 5/15/55§	425,000	430,951
Brighthouse Financial Global Funding 5.550%, 4/9/27§	610,000	619,614
BroadStreet Partners, Inc. 5.875%, 4/15/29§	250,000	246,875
Corebridge Global Funding
5.200%, 6/24/29§	425,000	434,454
4.850%, 6/6/30§	270,000	272,388
F&G Global Funding
5.150%, 7/7/25§	485,000	485,041
5.875%, 6/10/27§	260,000	266,184
Fairfax Financial Holdings Ltd. 6.500%, 5/20/55§	410,000	419,543
Fortitude Group Holdings LLC 6.250%, 4/1/30§	170,000	174,868
GA Global Funding Trust
2.250%, 1/6/27§	575,000	555,380
5.500%, 4/1/32§	460,000	467,104
HUB International Ltd. 7.250%, 6/15/30§	308,000	321,891
Jackson National Life Global Funding 4.700%, 6/5/28§	570,000	573,442
Lincoln Financial Global Funding 4.625%, 5/28/28§	400,000	402,585
MassMutual Global Funding II
4.950%, 1/10/30§	750,000	764,530
4.550%, 5/7/30§	230,000	231,261
Mutual of Omaha Cos. Global Funding 5.000%, 4/1/30§	390,000	397,360
New York Life Global Funding 5.000%, 6/6/29§	570,000	585,187
NLG Global Funding 5.400%, 1/23/30§	585,000	602,052
Northwestern Mutual Global Funding 4.900%, 6/12/28§	580,000	591,357
Pacific Life Global Funding II 4.850%, 2/10/30§	595,000	603,999
Panther Escrow Issuer LLC 7.125%, 6/1/31§	165,000	171,394
Pricoa Global Funding I 4.700%, 5/28/30§	435,000	439,441
Principal Life Global Funding II 4.600%, 8/19/27§	270,000	271,026

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Protective Life Global Funding
4.772%, 12/9/29§	$515,000	$520,111
4.803%, 6/5/30§	200,000	202,394
RGA Global Funding 5.250%, 1/9/30§	245,000	251,111
Sammons Financial Group Global Funding 4.950%, 6/12/30§	675,000	682,078
SBL Holdings, Inc. 7.200%, 10/30/34§	455,000	432,816
SiriusPoint Ltd. 7.000%, 4/5/29	415,000	436,126
Trustage Financial Group, Inc. 4.625%, 4/15/32§	290,000	274,284
Western-Southern Global Funding 4.900%, 5/1/30§	140,000	141,358

		16,969,018

Mortgage Real Estate Investment Trusts (REITs) (0.0%)†
Ladder Capital Finance Holdings LLLP (REIT) 5.500%, 8/1/30	225,000	226,458
Starwood Property Trust, Inc. (REIT) 6.500%, 7/1/30§	138,000	142,110

		368,568

Total Financials		87,158,066

Health Care (1.3%)
Biotechnology (0.1%)
Biogen, Inc. 6.450%, 5/15/55	415,000	426,153

Health Care Equipment & Supplies (0.2%)
Medline Borrower LP 5.250%, 10/1/29§	206,000	204,412
Neogen Food Safety Corp. 8.625%, 7/20/30§	381,000	394,030
Varex Imaging Corp. 7.875%, 10/15/27§	208,000	210,165
Zimmer Biomet Holdings, Inc. 5.050%, 2/19/30	555,000	567,153

		1,375,760

Health Care Providers & Services (0.6%)
AdaptHealth LLC 5.125%, 3/1/30§	250,000	236,852
Cardinal Health, Inc. 5.000%, 11/15/29	825,000	839,880
HealthEquity, Inc. 4.500%, 10/1/29§	370,000	358,870
Heartland Dental LLC 10.500%, 4/30/28§	428,000	451,736
McKesson Corp. 5.250%, 5/30/35	845,000	857,849
Star Parent, Inc. 9.000%, 10/1/30§	258,000	271,571
Surgery Center Holdings, Inc. 7.250%, 4/15/32 (x)§	365,000	372,085
Tenet Healthcare Corp. 6.250%, 2/1/27	318,000	318,165
UnitedHealth Group, Inc. 5.950%, 6/15/55	185,000	186,852
Universal Health Services, Inc. 4.625%, 10/15/29	230,000	227,197
US Acute Care Solutions LLC 9.750%, 5/15/29§	466,000	479,398

		4,600,455

Health Care Technology (0.2%)
IQVIA, Inc.
5.700%, 5/15/28	750,000	767,682
6.250%, 2/1/29	293,000	305,656
6.250%, 6/1/32§	384,000	394,280

		1,467,618

Life Sciences Tools & Services (0.0%)†
Illumina, Inc. 4.650%, 9/9/26	320,000	320,354

Pharmaceuticals (0.2%)
1261229 BC Ltd. 10.000%, 4/15/32§	200,000	201,722
Cheplapharm Arzneimittel GmbH 5.500%, 1/15/28§	405,000	389,813
Eli Lilly & Co. 4.750%, 2/12/30	290,000	296,345
GlaxoSmithKline Capital, Inc. 4.500%, 4/15/30	575,000	579,026

		1,466,906

Total Health Care		9,657,246

Industrials (2.7%)
Aerospace & Defense (0.1%)
Goat Holdco LLC 6.750%, 2/1/32§	187,000	190,093
Northrop Grumman Corp. 4.650%, 7/15/30	185,000	186,433
Rolls-Royce plc 5.750%, 10/15/27§	200,000	205,364

		581,890

Building Products (0.2%)
Advanced Drainage Systems, Inc. 6.375%, 6/15/30§	158,000	161,556
AmeriTex HoldCo Intermediate LLC 10.250%, 10/15/28§	367,000	389,130
Camelot Return Merger Sub, Inc. 8.750%, 8/1/28§	258,000	237,038
EMRLD Borrower LP 6.625%, 12/15/30§	364,000	371,375

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
New Enterprise Stone & Lime Co., Inc. 5.250%, 7/15/28§	$152,000	$151,930
Standard Industries, Inc. 4.375%, 7/15/30§	278,000	263,057

		1,574,086

Commercial Services & Supplies (0.6%)
ACCO Brands Corp. 4.250%, 3/15/29§	180,000	158,175
ADT Security Corp. (The) 4.875%, 7/15/32§	214,000	204,473
Allied Universal Holdco LLC 6.000%, 6/1/29§	48,000	46,680
6.875%, 6/15/30§	384,000	389,326
7.875%, 2/15/31§	246,000	256,148
Aramark Services, Inc. 5.000%, 2/1/28§	256,000	254,454
Clarivate Science Holdings Corp. 4.875%, 7/1/29§	328,000	307,798
Element Fleet Management Corp. 5.037%, 3/25/30§	360,000	362,728
Garda World Security Corp. 6.000%, 6/1/29§	305,000	297,528
8.250%, 8/1/32§	118,000	120,807
8.375%, 11/15/32§	484,000	497,513
Madison IAQ LLC 5.875%, 6/30/29 (x)§	244,000	239,474
Raven Acquisition Holdings LLC 6.875%, 11/15/31§	370,000	368,960
Veritiv Operating Co. 10.500%, 11/30/30§	434,000	469,874
Waste Pro USA, Inc. 7.000%, 2/1/33§	86,000	89,335
Williams Scotsman, Inc. 7.375%, 10/1/31§	362,000	379,738

		4,443,011

Construction & Engineering (0.1%)
Arcosa, Inc. 6.875%, 8/15/32§	200,000	207,250
Brand Industrial Services, Inc. 10.375%, 8/1/30 (x)§	279,000	258,236
Dycom Industries, Inc. 4.500%, 4/15/29§	242,000	234,706
Pike Corp. 8.625%, 1/31/31§	196,000	213,295
Weekley Homes LLC 4.875%, 9/15/28§	196,000	189,242

		1,102,729

Electrical Equipment (0.1%)
Eaton Capital ULC 4.450%, 5/9/30	200,000	200,897
EnerSys 6.625%, 1/15/32§	198,000	202,425

		403,322

Ground Transportation (0.3%)
Beacon Mobility Corp. 7.250%, 8/1/30§	91,000	92,877
EquipmentShare.com, Inc. 9.000%, 5/15/28§	196,000	206,547
Genesee & Wyoming, Inc. 6.250%, 4/15/32§	150,000	152,736
JB Hunt Transport Services, Inc. 4.900%, 3/15/30	410,000	415,701
NESCO Holdings II, Inc. 5.500%, 4/15/29§	383,000	372,981
RXO, Inc. 7.500%, 11/15/27§	234,000	240,094
Ryder System, Inc. 3.350%, 9/1/25	160,000	159,637
5.000%, 3/15/30	215,000	217,849
Star Leasing Co. LLC 7.625%, 2/15/30§	136,000	134,810
Watco Cos. LLC 7.125%, 8/1/32§	217,000	226,524
XPO, Inc. 7.125%, 6/1/31§	222,000	231,788

		2,451,544

Industrial Conglomerates (0.1%)
3M Co. 4.800%, 3/15/30	435,000	441,246
Siemens Funding BV 4.600%, 5/28/30§	345,000	348,213

		789,459

Machinery (0.6%)
ATS Corp. 4.125%, 12/15/28 (x)§	316,000	302,175
Caterpillar, Inc. 5.200%, 5/15/35	445,000	452,953
Chart Industries, Inc. 7.500%, 1/1/30§	542,000	565,713
CNH Industrial Capital LLC
4.750%, 3/21/28	255,000	256,587
Cummins, Inc.
5.300%, 5/9/35	720,000	729,731
Daimler Truck Finance North America LLC
5.625%, 1/13/35§	810,000	822,370
Enpro, Inc.
6.125%, 6/1/33§	146,000	149,298
Hillenbrand, Inc.
6.250%, 2/15/29 (x)	290,000	294,915
3.750%, 3/1/31	90,000	80,640
Husky Injection Molding Systems Ltd.
9.000%, 2/15/29§	242,000	252,002
Terex Corp.
6.250%, 10/15/32§	230,000	230,432
Weir Group, Inc.
5.350%, 5/6/30§	325,000	328,808
Westinghouse Air Brake Technologies Corp.
4.900%, 5/29/30	170,000	172,169

		4,637,793

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Passenger Airlines (0.0%)†
Delta Air Lines, Inc.
5.250%, 7/10/30	$205,000	$206,228

Professional Services (0.2%)
Automatic Data Processing, Inc.
4.750%, 5/8/32	510,000	517,198
CACI International, Inc.
6.375%, 6/15/33§	195,000	201,041
Equifax, Inc.
5.100%, 6/1/28	295,000	300,590
VT Topco, Inc.
8.500%, 8/15/30§	223,000	237,058

		1,255,887

Trading Companies & Distributors (0.4%)
Aircastle Ltd.
2.850%, 1/26/28§	430,000	409,389
6.500%, 7/18/28§	190,000	197,838
Aviation Capital Group LLC
5.125%, 4/10/30§	315,000	317,822
GATX Corp.
5.400%, 3/15/27	200,000	202,876
Mitsubishi Corp.
5.000%, 7/2/29§	310,000	316,840
QXO Building Products, Inc.
6.750%, 4/30/32§	154,000	158,235
United Rentals North America, Inc.
6.000%, 12/15/29§	230,000	235,463
6.125%, 3/15/34§	140,000	144,491
WESCO Distribution, Inc.
7.250%, 6/15/28§	314,000	317,925
6.625%, 3/15/32§	216,000	223,545
6.375%, 3/15/33§	189,000	194,959

		2,719,383

Total Industrials		20,165,332

Information Technology (2.2%)
Communications Equipment (0.1%)
CommScope LLC
8.250%, 3/1/27§	212,000	210,448
4.750%, 9/1/29§	222,000	216,752
Motorola Solutions, Inc.
4.850%, 8/15/30	315,000	318,213

		745,413

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp.
4.375%, 6/12/28	550,000	553,487
Arrow Electronics, Inc.
5.150%, 8/21/29	440,000	446,379
CDW LLC
3.276%, 12/1/28	490,000	468,705
Flex Ltd.
6.000%, 1/15/28	290,000	299,541
Tyco Electronics Group SA
4.625%, 2/1/30	540,000	545,303
Zebra Technologies Corp.
6.500%, 6/1/32§	184,000	189,213

		2,502,628

IT Services (0.4%)
Ahead DB Holdings LLC
6.625%, 5/1/28 (x)§	327,000	327,298
CGI, Inc.
4.950%, 3/14/30§	645,000	650,750
DXC Technology Co.
2.375%, 9/15/28	790,000	733,987
Fortress Intermediate 3, Inc.
7.500%, 6/1/31§	185,000	193,861
ION Trading Technologies Sarl
5.750%, 5/15/28§	400,000	386,328
Unisys Corp.
10.625%, 1/15/31§	328,000	338,355

		2,630,579

Semiconductors & Semiconductor Equipment (0.5%)
Analog Devices, Inc.
4.250%, 6/15/28	765,000	768,197
Microchip Technology, Inc.
5.050%, 2/15/30	325,000	328,918
Micron Technology, Inc.
6.750%, 11/1/29	415,000	448,282
5.800%, 1/15/35	505,000	521,817
QUALCOMM, Inc.
5.000%, 5/20/35	855,000	860,588
Texas Instruments, Inc.
5.100%, 5/23/35	865,000	881,179

		3,808,981

Software (0.8%)
AthenaHealth Group, Inc.
6.500%, 2/15/30§	470,000	460,600
Camelot Finance SA
4.500%, 11/1/26§	70,000	68,673
Capstone Borrower, Inc.
8.000%, 6/15/30§	335,000	349,100
Central Parent, Inc.
7.250%, 6/15/29§	168,000	136,959
Cloud Software Group, Inc.
6.500%, 3/31/29§	194,000	195,106
9.000%, 9/30/29§	617,000	636,910
Ellucian Holdings, Inc.
6.500%, 12/1/29§	117,000	119,665
Gen Digital, Inc.
7.125%, 9/30/30§	267,000	277,013
6.250%, 4/1/33§	268,000	275,450
Helios Software Holdings, Inc.
4.625%, 5/1/28§	334,000	316,047
McAfee Corp.
7.375%, 2/15/30§	480,000	453,264
NCR Voyix Corp.
5.000%, 10/1/28§	242,000	238,561
5.125%, 4/15/29§	114,000	112,263
Open Text Corp.
6.900%, 12/1/27§	250,000	258,807
Open Text Holdings, Inc.
4.125%, 12/1/31§	324,000	298,181
Rocket Software, Inc.
9.000%, 11/28/28§	168,000	172,892
6.500%, 2/15/29§	223,000	216,547

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
SS&C Technologies, Inc.
5.500%, 9/30/27§	$275,000	$274,860
6.500%, 6/1/32§	250,000	259,467
UKG, Inc.
6.875%, 2/1/31§	154,000	159,211
ZoomInfo Technologies LLC
3.875%, 2/1/29§	605,000	569,003

		5,848,579

Technology Hardware, Storage & Peripherals (0.1%)
Dell International LLC
5.000%, 4/1/30	205,000	208,150
4.850%, 2/1/35	276,000	266,066

		474,216

Total Information Technology		16,010,396

Materials (1.6%)
Chemicals (0.8%)
Avient Corp.
7.125%, 8/1/30§	208,000	214,985
Axalta Coating Systems LLC
4.750%, 6/15/27§	300,000	297,309
Celanese US Holdings LLC
6.750%, 4/15/33	418,000	420,612
7.200%, 11/15/33 (e)(x)	72,000	76,190
Eastman Chemical Co.
5.000%, 8/1/29	245,000	248,167
Ecolab, Inc.
4.300%, 6/15/28	135,000	135,822
HB Fuller Co.
4.250%, 10/15/28	255,000	246,100
Illuminate Buyer LLC
9.000%, 7/1/28§	670,000	673,290
INEOS Quattro Finance 2 plc
9.625%, 3/15/29 (x)§	400,000	403,920
LYB International Finance III LLC
5.500%, 3/1/34	445,000	443,630
Maxam Prill Sarl
7.750%, 7/15/30§	200,000	200,355
Minerals Technologies, Inc.
5.000%, 7/1/28§	458,000	448,840
NOVA Chemicals Corp.
8.500%, 11/15/28§	355,000	374,365
9.000%, 2/15/30§	96,000	103,393
Nufarm Australia Ltd.
5.000%, 1/27/30§	328,000	303,561
Olympus Water US Holding Corp.
6.250%, 10/1/29 (x)§	200,000	190,676
7.250%, 6/15/31§	398,000	406,000
WR Grace Holdings LLC
5.625%, 8/15/29§	641,000	579,028

		5,766,243

Containers & Packaging (0.7%)
Amcor Flexibles North America, Inc.
4.800%, 3/17/28§	350,000	352,132
Amcor Group Finance plc
5.450%, 5/23/29	520,000	533,967
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§	410,000	374,342
Ardagh Packaging Finance plc
4.125%, 8/15/26§	200,000	187,000
Clydesdale Acquisition Holdings, Inc.
8.750%, 4/15/30§	525,000	536,812
6.750%, 4/15/32§	154,000	157,319
Graphic Packaging International LLC
6.375%, 7/15/32§	151,000	154,210
LABL, Inc.
10.500%, 7/15/27§	128,000	122,560
5.875%, 11/1/28 (x)§	333,000	291,375
8.625%, 10/1/31 (x)§	258,000	220,590
Mauser Packaging Solutions Holding Co.
7.875%, 4/15/27§	302,000	307,219
9.250%, 4/15/27§	622,000	617,335
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27§	288,000	288,199
7.250%, 5/15/31§	211,000	216,275
Sealed Air Corp.
6.125%, 2/1/28§	150,000	152,091
Toucan FinCo Ltd.
9.500%, 5/15/30§	292,000	298,570
Trivium Packaging Finance BV
8.250%, 7/15/30§	292,000	307,695
12.250%, 1/15/31 (x)§	200,000	213,800

		5,331,491

Metals & Mining (0.1%)
Glencore Funding LLC
5.186%, 4/1/30§	255,000	259,680
Kaiser Aluminum Corp.
4.500%, 6/1/31§	233,000	217,312
Novelis Corp.
6.875%, 1/30/30§	97,000	100,375

		577,367

Paper & Forest Products (0.0%)†
Magnera Corp.
7.250%, 11/15/31§	373,000	351,045

Total Materials		12,026,146

Real Estate (0.8%)
Diversified REITs (0.2%)
Trust Fibra Uno (REIT)
7.700%, 1/23/32§	1,050,000	1,094,625
VICI Properties LP (REIT)
4.250%, 12/1/26§	190,000	188,786
4.750%, 4/1/28	225,000	226,810

		1,510,221

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care REITs (0.1%)
Omega Healthcare Investors, Inc. (REIT)
5.200%, 7/1/30	$515,000	$516,447

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts LP (REIT)
5.700%, 6/15/32	745,000	754,739
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§	183,000	182,627
Pebblebrook Hotel LP (REIT)
6.375%, 10/15/29§	162,000	162,625

		1,099,991

Office REITs (0.1%)
Cousins Properties LP (REIT)
5.250%, 7/15/30	440,000	447,208

Real Estate Management & Development (0.1%)
CBRE Services, Inc.
5.500%, 6/15/35	205,000	205,990
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§	244,000	245,666
Greystar Real Estate Partners LLC
7.750%, 9/1/30§	180,000	191,020

		642,676

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)
5.000%, 8/1/35	520,000	516,617

Retail REITs (0.0%)†
Kite Realty Group LP (REIT)
5.200%, 8/15/32	220,000	221,866

Specialized REITs (0.1%)
Extra Space Storage LP (REIT)
5.700%, 4/1/28	135,000	139,410
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§	266,000	263,917
Public Storage Operating Co. (REIT)
4.375%, 7/1/30	570,000	568,658

		971,985

Total Real Estate		5,927,011

Utilities (1.3%)
Electric Utilities (0.6%)
Alliant Energy Finance LLC
5.400%, 6/6/27§	310,000	313,366
American Electric Power Co., Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 3.875%, 2/15/62 (k)	395,000	377,208
Capital Power US Holdings, Inc.
5.257%, 6/1/28§	190,000	192,443
CenterPoint Energy Houston Electric LLC
4.800%, 3/15/30	330,000	335,295
Edison International
4.700%, 8/15/25	435,000	434,970
Entergy Arkansas LLC
5.450%, 6/1/34	220,000	226,366
Entergy Corp.
0.900%, 9/15/25	145,000	144,013
New England Power Co.
2.807%, 10/6/50§	130,000	78,562
NSTAR Electric Co.
4.850%, 3/1/30	190,000	192,559
Pacific Gas and Electric Co.
5.000%, 6/4/28	150,000	150,411
6.150%, 3/1/55	450,000	421,300
Public Service Co. of Colorado
5.850%, 5/15/55	350,000	346,297
Public Service Co. of New Hampshire
4.400%, 7/1/28	290,000	291,447
Southwestern Public Service Co.
5.300%, 5/15/35	680,000	675,579
Series 8
3.150%, 5/1/50	75,000	48,547
Wisconsin Public Service Corp.
4.550%, 12/1/29	175,000	176,905
Xcel Energy, Inc.
4.750%, 3/21/28	125,000	126,215

		4,531,483

Gas Utilities (0.0%)†
Atmos Energy Corp.
5.200%, 8/15/35	315,000	318,861

Independent Power and Renewable Electricity Producers (0.2%)
FIEMEX Energia – Banco Actinver SA Institucion de Banca Multiple
7.250%, 1/31/41§	884,883	894,638
PSEG Power LLC
5.200%, 5/15/30§	340,000	346,599

		1,241,237

Multi-Utilities (0.5%)
Ameren Corp.
5.000%, 1/15/29	190,000	193,097
5.375%, 3/15/35	390,000	390,469
CenterPoint Energy, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.59%), 6.700%, 5/15/55 (k)	440,000	443,850

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Dominion Energy, Inc.
4.600%, 5/15/28		$420,000	$422,656
5.450%, 3/15/35		565,000	569,036
DTE Energy Co.
4.950%, 7/1/27		310,000	313,288
NiSource, Inc.
5.850%, 4/1/55		1,015,000	1,005,638

			3,338,034

Water Utilities (0.0%)†
Essential Utilities, Inc.
4.800%, 8/15/27		300,000	303,089

Total Utilities			9,732,704

Total Corporate Bonds			223,560,449

Foreign Government Securities (12.4%)
Japan Government Bond
2.400%, 3/20/55	JPY	2,820,000,000	17,963,037
Mex Bonos Desarr Fix Rt Series M
8.000%, 7/31/53	MXN	768,300,000	33,611,099
Notas do Tesouro Nacional
10.000%, 1/1/35	BRL	98,050,000	14,732,013
Republic of Panama
3.870%, 7/23/60		$3,285,000	1,875,735
4.500%, 1/19/63		2,780,000	1,775,030
U.K. Treasury Bonds
4.375%, 7/31/54 (m)	GBP	18,070,000	21,489,007

Total Foreign Government Securities			91,445,921

Mortgage-Backed Securities (25.0%)
FHLMC UMBS
4.000%, 6/1/38		$6,079	5,904
4.000%, 8/1/48		90,139	85,142
4.000%, 11/1/48		5,012	4,731
4.000%, 2/1/49		40,363	38,100
4.000%, 7/1/49		187,616	176,863
4.000%, 12/1/49		5,055	4,764
2.500%, 5/1/50		311,072	260,748
2.500%, 6/1/50		323,991	271,577
2.000%, 11/1/50		235,744	188,432
2.500%, 3/1/52		3,286,970	2,737,753
2.500%, 4/1/52		13,006,860	10,835,994
3.000%, 6/1/52		1,213,318	1,052,270
4.000%, 10/1/52		2,889,416	2,694,925
5.000%, 6/1/53		3,055,681	3,003,607
6.000%, 8/1/54		2,997,101	3,048,954
4.500%, 12/1/54		2,780,299	2,660,485
FNMA UMBS
4.000%, 10/1/48		226,916	214,337
3.500%, 8/1/49		1,752,112	1,598,934
3.000%, 8/1/50		683,748	598,975
2.500%, 9/1/50		173,383	145,117
3.500%, 1/1/51		2,250,264	2,050,020
2.000%, 2/1/52		18,123,380	14,407,507
2.000%, 3/1/52		1,030,012	818,469
3.000%, 3/1/52		2,391,192	2,080,525
2.500%, 5/1/52		2,574,180	2,142,454
3.000%, 5/1/52		3,013,367	2,622,809
6.500%, 1/1/54		1,249,774	1,291,175
6.500%, 2/1/54		772,276	797,859
5.500%, 6/1/55		4,380,031	4,382,727
FNMA/FHLMC UMBS, 30 Year, Single Family
5.000%, 7/25/55 TBA		1,000,000	980,391
GNMA
3.500%, 12/20/49		443,735	407,049
3.000%, 5/20/52		2,822,648	2,498,279
3.000%, 6/20/52		2,726,655	2,414,169
5.500%, 4/20/53		1,740,300	1,751,635
6.000%, 10/20/53		7,119,256	7,263,402
6.000%, 11/20/53		13,187,406	13,454,416
6.000%, 12/20/53		3,721,857	3,797,214
6.000%, 2/20/54		2,529,826	2,577,886
6.000%, 4/20/54		3,119,816	3,173,966
6.000%, 5/20/54		5,262,832	5,357,467
6.000%, 6/20/54		4,769,194	4,851,971
6.000%, 7/20/54		11,254,274	11,435,542
6.000%, 8/20/54		9,511,673	9,658,186
6.000%, 9/20/54		10,690,242	10,848,228
6.000%, 10/20/54		11,692,139	11,857,623
6.000%, 11/20/54		8,434,614	8,557,948
6.000%, 12/20/54		4,785,929	4,857,032
6.000%, 1/20/55		9,319,928	9,458,391
6.000%, 2/20/55		9,195,112	9,332,439

Total Mortgage-Backed Securities			184,754,391

U.S. Treasury Obligations (13.2%)
U.S. Treasury Bonds
1.750%, 8/15/41		15,095,000	10,028,928
2.000%, 11/15/41		5,505,000	3,788,633
3.250%, 5/15/42		1,800,000	1,490,625
3.375%, 8/15/42		3,370,000	2,830,882
3.875%, 2/15/43		270,000	241,945
3.875%, 5/15/43		1,575,000	1,408,395
4.375%, 8/15/43		1,095,000	1,045,212
4.750%, 11/15/43		1,105,000	1,105,014
4.125%, 8/15/44		1,560,000	1,431,300
4.625%, 11/15/44		5,000	4,901
4.750%, 2/15/45		900,000	896,483
5.000%, 5/15/45		660,000	678,769
2.375%, 5/15/51		7,255,000	4,608,330
4.750%, 11/15/53		1,060,000	1,052,056
4.250%, 8/15/54		1,265,000	1,157,475
4.500%, 11/15/54		2,100,000	2,004,936
4.625%, 2/15/55		4,015,000	3,915,884
4.750%, 5/15/55		1,910,000	1,902,313
U.S. Treasury Inflation Linked Bonds
2.375%, 2/15/55 TIPS		37,208,292	36,111,511
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 4.338%, 1/31/27 (k)		7,780,000	7,774,371
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 4.400%, 4/30/27 (k)		13,270,000	13,265,989

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
4.250%, 5/15/35		$290,000	$290,498

Total U.S. Treasury Obligations			97,034,450

Total Long-Term Debt Securities (94.3%) (Cost $715,523,791)			696,106,997

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (1.6%)
Arab Republic of Egypt
28.63%, 10/14/25 (p)	EGP	640,000,000	11,912,903

	Number of Shares		Value (Note 1)
Investment Companies (0.4%)
BlackRock Liquidity FedFund, Institutional Shares 4.22% (7 day yield) (xx)		700,000	700,000
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 day yield) (xx)		1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)		1,606,908	1,606,908

Total Investment Companies			3,306,908

	Principal Amount		Value (Note 1)
U.S. Treasury Obligations (0.1%)
U.S. Treasury Bills
4.00%, 7/24/25 (p)		$260,000	259,308

Total Short-Term Investments (2.1%) (Cost $15,194,115)			15,479,119

Total Investments in Securities (96.4%) (Cost $730,717,906)			711,586,116
Other Assets Less Liabilities (3.6%)			26,928,297

Net Assets (100%)			$738,514,413

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, the market value of these securities amounted to $193,473,713 or 26.2% of net assets.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2025. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2025.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2025.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the market value or fair value, as applicable, of these securities amounted to $21,489,007 or 2.9% of net assets.

(p)	Yield to maturity.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2025.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2025.

(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $3,235,910. This was collateralized by cash of $3,306,908 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
COP	— Colombian Peso
EGP	— Egyptian Pound
EUR	— European Currency Unit
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
IO	— Interest Only
JPY	— Japanese Yen
KRW	— Korean (South) Won
MXN	— Mexican Peso
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SEK	— Swedish Krona
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk
TBA	— To Be Announced; Security is subject to delayed
delivery
TIPS	— Treasury Inflation Protected Security
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Long Gilt	382	9/2025	GBP	48,780,494	942,933
U.S. Treasury 5 Year Note	83	9/2025	USD	9,047,000	85,417
U.S. Treasury 10 Year Note	550	9/2025	USD	61,668,750	296,972
U.S. Treasury 10 Year Ultra Note	422	9/2025	USD	48,220,094	744,509
U.S. Treasury Ultra Bond	691	9/2025	USD	82,315,375	3,160,373

					5,230,204

Short Contracts
Canada 10 Year Bond	(583)	9/2025	CAD	(52,231,320)	(30,756)
Euro-Bund	(768)	9/2025	EUR	(117,742,228)	684,611
Euro-Buxl	(147)	9/2025	EUR	(20,560,858)	321,618
Japan 10 Year Bond	(61)	9/2025	JPY	(58,888,372)	(164,363)

					811,110

					6,041,314

Forward Foreign Currency Contracts outstanding as of June 30, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
KRW	71,400,000,000	USD	50,183,587	Citibank NA**	7/8/2025	2,740,806
NZD	30,220,000	USD	18,306,823	Morgan Stanley	7/16/2025	122,395
BRL	90,390,000	USD	15,514,891	HSBC Bank plc**	7/18/2025	1,054,142
CAD	31,250,000	USD	22,729,124	Citibank NA	7/28/2025	252,982
COP	27,680,000,000	USD	6,597,545	JPMorgan Chase Bank**	7/30/2025	150,950
EUR	10,860,000	USD	12,430,302	JPMorgan Chase Bank	8/5/2025	393,431
ZAR	201,400,000	USD	11,199,416	HSBC Bank plc	8/7/2025	144,266
AUD	27,980,000	USD	18,347,709	JPMorgan Chase Bank	9/12/2025	95,331
AUD	28,550,000	USD	18,623,451	Morgan Stanley	9/12/2025	195,305
SEK	321,500,000	USD	33,879,330	HSBC Bank plc	9/12/2025	267,154
JPY	2,588,000,000	USD	18,110,567	Citibank NA	9/26/2025	38,598
JPY	42,000,000	USD	293,647	Morgan Stanley	9/26/2025	891

Total unrealized appreciation						5,456,251

USD	52,235,071	KRW	71,400,000,000	Citibank NA**	7/8/2025	(689,323)
USD	18,070,230	NZD	30,220,000	Morgan Stanley	7/16/2025	(358,987)
USD	15,000,249	BRL	90,390,000	HSBC Bank plc**	7/18/2025	(1,568,785)
USD	15,290,974	CAD	21,090,000	Citibank NA	7/28/2025	(219,189)
USD	7,137,198	CAD	9,820,000	Goldman Sachs Bank USA	7/28/2025	(84,698)
USD	246,513	CAD	340,000	HSBC Bank plc	7/28/2025	(3,532)
USD	31,642,624	MXN	624,900,000	Citibank NA	7/29/2025	(1,557,545)
USD	298,681	MXN	5,700,000	Standard Chartered Bank	7/29/2025	(4,153)
USD	6,386,710	COP	27,680,000,000	JPMorgan Chase Bank**	7/30/2025	(361,785)
USD	12,309,376	EUR	10,860,000	JPMorgan Chase Bank	8/5/2025	(514,357)
USD	10,856,378	EUR	9,550,000	Standard Chartered Bank	8/5/2025	(420,477)
USD	11,265,494	ZAR	201,400,000	HSBC Bank plc	8/7/2025	(78,188)
USD	48,353,402	SEK	460,600,000	HSBC Bank plc	9/12/2025	(566,878)
USD	18,105,507	CHF	14,710,000	UBS AG	9/22/2025	(628,659)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	18,147,731	JPY	2,630,000,000	Citibank NA	9/26/2025	(295,973)
USD	19,748,333	GBP	14,530,000	HSBC Bank plc	9/30/2025	(208,171)

Total unrealized depreciation						(7,560,700)

Net unrealized depreciation						(2,104,449)

**	Non-deliverable forward.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$61,181,106	$—		$61,181,106
Collateralized Mortgage Obligations	—	6,117,357	—		6,117,357
Commercial Mortgage-Backed Securities	—	32,013,323	—		32,013,323
Corporate Bonds
Communication Services	—	9,507,296	—		9,507,296
Consumer Discretionary	—	23,482,998	—	(a)	23,482,998
Consumer Staples	—	9,367,471	—		9,367,471
Energy	—	20,525,783	—		20,525,783
Financials	—	87,158,066	—		87,158,066
Health Care	—	9,657,246	—		9,657,246
Industrials	—	20,165,332	—		20,165,332
Information Technology	—	16,010,396	—		16,010,396
Materials	—	12,026,146	—		12,026,146
Real Estate	—	5,927,011	—		5,927,011
Utilities	—	9,732,704	—		9,732,704
Foreign Government Securities	—	91,445,921	—		91,445,921
Forward Currency Contracts	—	5,456,251	—		5,456,251
Futures	6,236,433	—	—		6,236,433
Mortgage-Backed Securities	—	184,754,391	—		184,754,391
Short-Term Investments
Foreign Government Treasury Bills	—	11,912,903	—		11,912,903
Investment Companies	3,306,908	—	—		3,306,908
U.S. Treasury Obligations	—	259,308	—		259,308
U.S. Treasury Obligations	—	97,034,450	—		97,034,450

Total Assets	$9,543,341	$713,735,459	$—		$723,278,800

Liabilities:
Forward Currency Contracts	$—	$(7,560,700)	$—		$(7,560,700)
Futures	(195,119)	—	—		(195,119)

Total Liabilities	$(195,119)	$(7,560,700)	$—		$(7,755,819)

Total	$9,348,222	$706,174,759	$—		$715,522,981

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$6,236,433	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	5,456,251

Total		$11,692,684

	Liability Derivatives
Interest rate contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(195,119	)*
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(7,560,700)

Total		$(7,755,819)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(1,760,575)	$—	$—	$(1,760,575)
Foreign exchange contracts	—	(808,796)	—	(808,796)
Credit contracts	—	—	386,467	386,467

Total	$(1,760,575)	$(808,796)	$386,467	$(2,182,904)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$6,543,038	$—	$6,543,038
Foreign exchange contracts	—	(688,902)	(688,902)

Total	$6,543,038	$(688,902)	$5,854,136

^ The Portfolio held forward foreign currency contracts, futures contracts and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$207,119,000
Average notional value of contracts — short	154,801,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$232,324,000
Average settlement value sold — in USD	262,830,000

Credit index swaps
Average notional value — sell protection	$17,250,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Citibank NA	$3,032,386	$(2,762,030)	$(270,356)	$—
HSBC Bank plc	1,465,562	(1,465,562)	—	—
JPMorgan Chase Bank	639,712	(639,712)	—	—
Morgan Stanley	318,591	(318,591)	—	—

Total	$5,456,251	$(5,185,895)	$(270,356)	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Citibank NA	$2,762,030	$(2,762,030)	$—	$—
Goldman Sachs Bank USA	84,698	—	—	84,698
HSBC Bank plc	2,425,554	(1,465,562)	(320,000)	639,992
JPMorgan Chase Bank	876,142	(639,712)	(160,000)	76,430
Morgan Stanley	358,987	(318,591)	—	40,396
Standard Chartered Bank	424,630	—	—	424,630
UBS AG	628,659	—	—	628,659

Total	$7,560,700	$(5,185,895)	$(480,000)	$1,894,805

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$454,165,685
Long-term U.S. government debt securities	167,857,488

$622,023,173

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$409,264,764
Long-term U.S. government debt securities	218,653,848

$627,918,612

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,996,989
Aggregate gross unrealized depreciation	(32,637,467)

Net unrealized depreciation	$(13,640,478)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$729,163,459

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $730,717,906)	$711,586,116
Cash	14,283,182
Foreign cash (Cost $585)	621
Cash held as collateral at broker for futures	360,000
Due from broker for futures variation margin	16,889,101
Dividends, interest and other receivables	7,836,885
Unrealized appreciation on forward foreign currency contracts	5,456,251
Receivable for securities sold	3,537,637
Receivable for Portfolio shares sold	158,456
Securities lending income receivable	4,797
Other assets	8,153

Total assets	760,121,199

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	7,560,700
Payable for securities purchased	7,511,544
Payable for return of collateral on securities loaned	3,306,908
Payable for return of cash collateral on forward foreign currency contracts	1,310,000
Payable for forward settling transactions	968,438
Payable for Portfolio shares repurchased	341,920
Investment management fees payable	293,174
Administrative fees payable	71,463
Distribution fees payable - Class IB	39,129
Distribution fees payable - Class IA	27,798
Accrued expenses	175,712

Total liabilities	21,606,786

Commitments and contingent liabilities^
NET ASSETS	$738,514,413

Net assets were comprised of:
Paid in capital	$849,913,953
Total distributable earnings (loss)	(111,399,540)

Net assets	$738,514,413

Class IA
Net asset value, offering and redemption price per share, $137,197,453 / 39,278,706 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.49

Class IB
Net asset value, offering and redemption price per share, $193,037,152 / 55,487,373 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.48

Class K
Net asset value, offering and redemption price per share, $408,279,808 / 116,249,423 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.51

(x)	Includes value of securities on loan of $3,235,910.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest (net of $251,903 foreign withholding tax)	$21,538,486
Securities lending (net)	19,264

Total income	21,557,750

EXPENSES
Investment management fees	2,177,223
Administrative fees	452,154
Distribution fees – Class IB	233,805
Distribution fees – Class IA	166,859
Custodian fees	124,014
Professional fees	57,310
Printing and mailing expenses	30,209
Trustees’ fees	12,035
Miscellaneous	21,983

Gross expenses	3,275,592
Less: Waiver from investment manager	(406,598)

Net expenses	2,868,994

NET INVESTMENT INCOME (LOSS)	18,688,756

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(14,583,479)
Futures contracts	(1,760,575)
Forward foreign currency contracts	(808,796)
Foreign currency transactions	(324,803)
Swaps	386,467

Net realized gain (loss)	(17,091,186)

Change in unrealized appreciation (depreciation) on:
Investments in securities	33,745,241
Futures contracts	6,543,038
Forward foreign currency contracts	(688,902)
Foreign currency translations	314,255

Net change in unrealized appreciation (depreciation)	39,913,632

NET REALIZED AND UNREALIZED GAIN (LOSS)	22,822,446

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$41,511,202

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,688,756	$36,305,920
Net realized gain (loss)	(17,091,186)	4,866,391
Net change in unrealized appreciation (depreciation)	39,913,632	(44,969,112)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	41,511,202	(3,796,801)

Distributions to shareholders:
Class IA	—	(6,840,928)
Class IB	—	(9,565,538)
Class K	—	(22,408,188)

Total distributions to shareholders	—	(38,814,654)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,631,083 and 3,495,493 shares, respectively ]	5,530,222	12,084,635
Capital shares issued in reinvestment of dividends [ 0 and 2,018,869 shares, respectively ]	—	6,840,928
Capital shares repurchased [ (2,731,890) and (5,117,207) shares, respectively ]	(9,256,592)	(17,808,893)

Total Class IA transactions	(3,726,370)	1,116,670

Class IB
Capital shares sold [ 3,675,408 and 7,780,370 shares, respectively ]	12,401,197	26,947,064
Capital shares issued in reinvestment of dividends [ 0 and 2,834,801 shares, respectively ]	—	9,565,538
Capital shares repurchased [ (4,467,814) and (8,058,436) shares, respectively ]	(15,070,579)	(27,863,162)

Total Class IB transactions	(2,669,382)	8,649,440

Class K
Capital shares sold [ 3,712,370 and 12,474,535 shares, respectively ]	12,749,120	43,538,506
Capital shares issued in reinvestment of dividends [ 0 and 6,589,647 shares, respectively ]	—	22,408,188
Capital shares repurchased [ (12,794,008) and (17,525,190) shares, respectively ]	(43,456,174)	(61,498,237)

Total Class K transactions	(30,707,054)	4,448,457

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(37,102,806)	14,214,567

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,408,396	(28,396,888)
NET ASSETS:
Beginning of period	734,106,017	762,502,905

End of period	$738,514,413	$734,106,017

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023		2022		2021		2020
Net asset value, beginning of period	$3.30		$3.50		$3.43		$4.04		$4.21		$3.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.16		0.14		0.10		0.07		0.06
Net realized and unrealized gain (loss)	0.11		(0.18)		0.01		(0.62)		(0.14)		0.52

Total from investment operations	0.19		(0.02)		0.15		(0.52)		(0.07)		0.58

Less distributions:
Dividends from net investment income	—		(0.18)		(0.08)		(0.09)		(0.06)		(0.09)
Distributions from net realized gains	—		—		—		—	#	(0.04)		(0.16)

Total dividends and distributions	—		(0.18)		(0.08)		(0.09)		(0.10)		(0.25)

Net asset value, end of period	$3.49		$3.30		$3.50		$3.43		$4.04		$4.21

Total return (b)	5.76%		(0.73)%		4.50%		(12.86)%		(1.76)%		14.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$137,197		$133,348		$139,982		$137,580		$157,063		$124,147
Ratio of expenses to average net assets:
After waivers (a)(f)	0.93	%(j)	0.93	%(j)	0.93	%(j)	0.95	%(k)	1.01	%(m)(o)	0.82	%(n)
Before waivers (a)(f)	1.04%		1.04%		1.09%		1.04%		1.10%		1.07%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	5.01%		4.68%		4.18%		2.65%		1.65%		1.50	%(x)
Before waivers (a)(f)	4.90%		4.57%		4.02%		2.56%		1.56%		1.25	%(x)
Portfolio turnover rate^	90	%(z)	125%		145%		187%		200%		237	%(h)

Class IB	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023		2022		2021		2020
Net asset value, beginning of period	$3.29		$3.49		$3.42		$4.03		$4.19		$3.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.16		0.14		0.10		0.07		0.06
Net realized and unrealized gain (loss)	0.11		(0.18)		0.01		(0.62)		(0.13)		0.51

Total from investment operations	0.19		(0.02)		0.15		(0.52)		(0.06)		0.57

Less distributions:
Dividends from net investment income	—		(0.18)		(0.08)		(0.09)		(0.06)		(0.09)
Distributions from net realized gains	—		—		—		—	#	(0.04)		(0.16)

Total dividends and distributions	—		(0.18)		(0.08)		(0.09)		(0.10)		(0.25)

Net asset value, end of period	$3.48		$3.29		$3.49		$3.42		$4.03		$4.19

Total return (b)	5.78%		(0.72)%		4.51%		(12.89)%		(1.53)%		14.64%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$193,037		$185,113		$187,375		$182,542		$100,338		$56,600
Ratio of expenses to average net assets:
After waivers (a)(f)	0.93	%(j)	0.93	%(j)	0.93	%(j)	0.94	%(k)	1.00	%(m)(o)	0.83	%(n)
Before waivers (a)(f)	1.04%		1.04%		1.09%		1.04%		1.09%		1.08%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	5.01%		4.68%		4.18%		2.81%		1.61%		1.53	%(x)
Before waivers (a)(f)	4.90%		4.57%		4.02%		2.72%		1.52%		1.28	%(x)
Portfolio turnover rate^	90	%(z)	125%		145%		187%		200%		237	%(h)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023		2022		2021		2020
Net asset value, beginning of period	$3.32		$3.52		$3.44		$4.06		$4.22		$3.89

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.17		0.15		0.11		0.07		0.07
Net realized and unrealized gain (loss)	0.10		(0.18)		0.02		(0.63)		(0.12)		0.52

Total from investment operations	0.19		(0.01)		0.17		(0.52)		(0.05)		0.59

Less distributions:
Dividends from net investment income	—		(0.19)		(0.09)		(0.10)		(0.07)		(0.10)
Distributions from net realized gains	—		—		—		—	#	(0.04)		(0.16)

Total dividends and distributions	—		(0.19)		(0.09)		(0.10)		(0.11)		(0.26)

Net asset value, end of period	$3.51		$3.32		$3.52		$3.44		$4.06		$4.22

Total return (b)	5.72%		(0.47)%		5.03%		(12.83)%		(1.29)%		15.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$408,280		$415,645		$435,145		$429,225		$513,183		$15,840
Ratio of expenses to average net assets:
After waivers (a)(f)	0.68	%(j)	0.68	%(j)	0.68	%(j)	0.70	%(k)	0.73	%(m)(o)	0.58	%(n)
Before waivers (a)(f)	0.79%		0.79%		0.84%		0.79%		0.81%		0.83%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	5.26%		4.93%		4.43%		2.90%		1.75%		1.78	%(x)
Before waivers (a)(f)	5.14%		4.82%		4.27%		2.81%		1.67%		1.53	%(x)
Portfolio turnover rate^	90	%(z)	125%		145%		187%		200%		237	%(h)
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds ("indirect expenses"), if applicable.
(h)	Change in investment strategy resulted in higher portfolio turnover.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.93% for Class IA, 0.93% for Class IB and 0.68% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class IA, 0.95% for Class IB and 0.70% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.01% for Class IA, 1.00% for Class IB and 0.73% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IA, 1.00% for Class IB and 0.75% for Class K.
(o)	Includes extraordinary expenses of 0.06%, 0.05%and0.03%for Class IA, Class IB and Class K, respectively.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (5.9%)
Ambev SA	343,191	$839,485
B3 SA – Brasil Bolsa Balcao	52,265	139,871
Banco Bradesco SA	15,196	40,471
Banco Bradesco SA (Preference) (q)*	48,381	149,691
Banco Bradesco SA (ADR)	176,013	543,880
Banco BTG Pactual SA	11,079	86,155
Banco do Brasil SA	15,588	63,607
BB Seguridade Participacoes SA	7,812	51,576
Centrais Eletricas Brasileiras SA	10,350	76,752
Cia de Saneamento Basico do Estado de Sao Paulo	3,896	85,771
Cia Energetica de Minas Gerais (Preference)(q)	13,635	27,229
Embraer SA	6,169	87,634
Equatorial Energia SA	9,398	62,808
Gerdau SA (Preference) (q)	12,862	37,877
Itau Unibanco Holding SA (Preference)(q)	48,549	329,462
Itau Unibanco Holding SA (ADR)	80,597	547,254
Itausa SA (Preference) (q)	56,835	114,547
Klabin SA	8,800	30,029
Localiza Rent a Car SA	8,299	62,306
Natura & Co. Holding SA*	6,494	13,208
NU Holdings Ltd., Class A*	27,657	379,454
Petroleo Brasileiro SA – Petrobras	34,166	213,809
Petroleo Brasileiro SA – Petrobras (Preference)(q)	41,223	238,016
Petroleo Brasileiro SA – Petrobras (ADR)	27,229	340,635
PRIO SA*	6,935	54,019
Raia Drogasil SA	11,123	31,016
Rede D’Or Sao Luiz SA (m)*	7,027	45,772
Rumo SA	12,965	44,266
Suzano SA*	7,853	74,091
Telefonica Brasil SA	9,600	54,758
TIM SA	7,269	29,287
TOTVS SA	3,956	30,807
Vale SA	31,464	305,195
Vibra Energia SA	10,611	42,459
WEG SA	14,388	113,184
XP, Inc., Class A	49,478	999,456

		6,385,837

Chile (0.7%)
Banco de Chile	462,284	69,916
Banco de Credito e Inversiones SA	655	27,659
Banco Santander Chile	707,561	44,438
Cencosud SA	11,427	38,882
Empresas Copec SA	4,090	27,851
Enel Chile SA	382,107	28,292
Falabella SA	6,082	32,316
Latam Airlines Group SA	1,771,009	35,853
Sociedad Quimica y Minera de Chile SA (Preference), Class B (q)*	1,224	43,619
Sociedad Quimica y Minera de Chile SA (ADR)*	13,016	459,074

		807,900

China (27.4%)
360 Security Technology, Inc., Class A	6,600	9,395
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,900	9,410
AAC Technologies Holdings, Inc.	8,075	41,867
Agricultural Bank of China Ltd., Class H	242,452	172,960
Agricultural Bank of China Ltd., Class A	31,100	25,521
Aier Eye Hospital Group Co. Ltd., Class A	6,500	11,321
Air China Ltd., Class A*	9,800	10,791
Airtac International Group	1,516	45,202
Akeso, Inc.(m)*	5,275	61,788
Alibaba Group Holding Ltd.	147,132	2,057,987
Alibaba Health Information Technology Ltd. (x)*	40,386	24,386
Aluminum Corp. of China Ltd., Class A	13,700	13,460
Aluminum Corp. of China Ltd., Class H	27,304	18,365
Anhui Conch Cement Co. Ltd., Class H	10,537	26,792
Anhui Gujing Distillery Co. Ltd., Class A	300	5,575
ANTA Sports Products Ltd.	10,667	128,412
Autohome, Inc. (ADR)	529	13,643
Avary Holding Shenzhen Co. Ltd., Class A	2,200	9,834
AviChina Industry & Technology Co. Ltd., Class H	20,991	11,846
Baidu, Inc., Class A*	20,542	218,375
Baidu, Inc. (ADR) (x)*	4,850	415,936
Bank of Beijing Co. Ltd., Class A	20,300	19,350
Bank of Chengdu Co. Ltd., Class A	6,200	17,392
Bank of China Ltd., Class A	29,700	23,294
Bank of China Ltd., Class H	613,761	356,531
Bank of Communications Co. Ltd., Class A	19,500	21,771
Bank of Communications Co. Ltd., Class H	71,634	66,615
Bank of Hangzhou Co. Ltd., Class A	5,900	13,849
Bank of Jiangsu Co. Ltd., Class A	14,100	23,495
Bank of Nanjing Co. Ltd., Class A	9,600	15,568
Bank of Ningbo Co. Ltd., Class A	6,500	24,819
Bank of Shanghai Co. Ltd., Class A	12,700	18,805
Baoshan Iron & Steel Co. Ltd., Class A	12,500	11,496
Beijing Enterprises Holdings Ltd.	4,062	16,714
Beijing Enterprises Water Group Ltd.	36,959	11,158
Beijing Kingsoft Office Software, Inc., Class A*	346	13,523
Beijing Tong Ren Tang Co. Ltd., Class A	2,200	11,071
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A*	1,869	15,911
Beijing-Shanghai High Speed Railway Co. Ltd., Class A*	22,500	18,055
BeOne Medicines Ltd.*	6,598	124,228
Bilibili, Inc., Class Z*	2,013	43,004
BOC Aviation Ltd. (m)	87,300	722,871
Bosideng International Holdings Ltd.	26,968	15,940
BYD Co. Ltd., Class A	801	37,103
BYD Co. Ltd., Class H	84,102	1,312,428

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
BYD Electronic International Co. Ltd.	6,850	$27,749
C&D International Investment Group Ltd.	5,493	11,112
Cambricon Technologies Corp. Ltd., Class A*	217	18,216
CGN Power Co. Ltd., Class H (m)	115,031	39,125
Changchun High-Tech Industry Group Co. Ltd., Class A*	900	12,457
Chaozhou Three-Circle Group Co. Ltd., Class A	3,400	15,848
China CITIC Bank Corp. Ltd., Class H	77,354	73,708
China Construction Bank Corp., Class H	830,394	837,804
China CSSC Holdings Ltd., Class A	3,800	17,257
China Eastern Airlines Corp. Ltd., Class A*	18,500	10,405
China Energy Engineering Corp. Ltd., Class A	32,000	9,959
China Everbright Bank Co. Ltd., Class A	27,100	15,695
China Everbright Bank Co. Ltd., Class H	38,342	19,147
China Feihe Ltd. (m)	25,661	18,666
China Galaxy Securities Co. Ltd., Class A	10,500	25,131
China Galaxy Securities Co. Ltd., Class H	25,162	28,303
China Gas Holdings Ltd.	20,606	19,241
China Hongqiao Group Ltd. (x)	24,646	56,451
China International Capital Corp. Ltd., Class A	1,900	9,376
China International Capital Corp. Ltd., Class H (m)	12,618	28,451
China Jushi Co. Ltd., Class A	7,600	12,091
China Life Insurance Co. Ltd., Class H	65,859	158,063
China Life Insurance Co. Ltd., Class A	3,100	17,820
China Literature Ltd. (m)*	2,830	10,761
China Longyuan Power Group Corp. Ltd., Class H	27,731	24,976
China Mengniu Dairy Co. Ltd.	27,275	55,940
China Merchants Bank Co. Ltd., Class A	10,000	64,127
China Merchants Bank Co. Ltd., Class H	33,441	233,662
China Merchants Energy Shipping Co. Ltd., Class A	13,300	11,619
China Merchants Port Holdings Co. Ltd.	10,365	18,882
China Merchants Securities Co. Ltd., Class A	5,400	13,256
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	7,000	8,567
China Minsheng Banking Corp. Ltd., Class H	40,320	22,857
China Minsheng Banking Corp. Ltd., Class A	23,300	15,446
China National Building Material Co. Ltd., Class H	28,033	13,392
China National Nuclear Power Co. Ltd., Class A	12,300	15,998
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	4,200	14,595
China Oilfield Services Ltd., Class H	14,287	11,721
China Overseas Land & Investment Ltd.	30,956	53,710
China Pacific Insurance Group Co. Ltd., Class A	3,300	17,275
China Pacific Insurance Group Co. Ltd., Class H	21,306	72,875
China Petroleum & Chemical Corp., Class A	21,700	17,080
China Petroleum & Chemical Corp., Class H	222,383	116,433
China Power International Development Ltd. (x)	42,899	16,340
China Railway Group Ltd., Class H	27,671	13,254
China Railway Group Ltd., Class A	15,300	11,979
China Resources Beer Holdings Co. Ltd.	13,811	43,984
China Resources Gas Group Ltd.	6,220	15,887
China Resources Land Ltd.	27,662	93,734
China Resources Microelectronics Ltd., Class A	1,732	11,399
China Resources Mixc Lifestyle Services Ltd. (m)	5,604	27,092
China Resources Pharmaceutical Group Ltd. (m)	1,242	810
China Resources Power Holdings Co. Ltd.	16,587	40,020
China Ruyi Holdings Ltd.*	48,798	15,727
China Shenhua Energy Co. Ltd., Class A	3,400	19,236
China Shenhua Energy Co. Ltd., Class H	30,762	119,326
China Southern Airlines Co. Ltd., Class A*	12,300	10,128
China State Construction Engineering Corp. Ltd., Class A*	18,400	14,817
China State Construction International Holdings Ltd.	13,950	21,041
China Taiping Insurance Holdings Co. Ltd.	11,196	21,822
China Tower Corp. Ltd., Class H (m)	36,279	51,854
China United Network Communications Ltd., Class A	23,100	17,215
China Vanke Co. Ltd., Class A*	13,400	12,006
China Vanke Co. Ltd., Class H (x)*	14,016	8,731
China Yangtze Power Co. Ltd., Class A	12,200	51,316
Chongqing Brewery Co. Ltd., Class A	800	6,152
Chongqing Changan Automobile Co. Ltd., Class A*	8,450	15,047
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,834	5,014
Chow Tai Fook Jewellery Group Ltd.	17,069	29,181
CITIC Ltd.	47,016	64,565
CITIC Securities Co. Ltd., Class A	5,200	20,044
CITIC Securities Co. Ltd., Class H	13,770	41,573
CMOC Group Ltd., Class A	16,500	19,389
CMOC Group Ltd., Class H	27,294	27,746
CNGR Advanced Material Co. Ltd., Class A	560	2,570
CNPC Capital Co. Ltd., Class A	19,400	19,764

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Contemporary Amperex Technology Co. Ltd., Class A	2,059	$72,475
Contemporary Amperex Technology Co. Ltd., Class H (x)*	734	30,782
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	6,000	8,650
COSCO SHIPPING Holdings Co. Ltd., Class A	9,000	18,891
COSCO SHIPPING Holdings Co. Ltd., Class H	22,544	39,172
CRRC Corp. Ltd., Class H	32,579	19,672
CRRC Corp. Ltd., Class A	15,200	14,934
CSC Financial Co. Ltd., Class A	3,400	11,412
CSPC Pharmaceutical Group Ltd.	76,349	74,891
Daqin Railway Co. Ltd., Class A	12,800	11,790
Dongfang Electric Corp. Ltd., Class A	4,300	10,046
East Money Information Co. Ltd., Class A	8,200	26,469
ENN Energy Holdings Ltd.	6,393	51,063
ENN Natural Gas Co. Ltd., Class A	5,100	13,452
Eve Energy Co. Ltd., Class A	2,400	15,343
Everbright Securities Co. Ltd., Class A	6,500	16,310
Far East Horizon Ltd.	16,103	13,990
Flat Glass Group Co. Ltd., Class A	1,700	3,609
Focus Media Information Technology Co. Ltd., Class A	11,600	11,818
Foshan Haitian Flavouring & Food Co. Ltd., Class A	3,700	20,092
Fosun International Ltd.	17,382	10,341
Foxconn Industrial Internet Co. Ltd., Class A	8,000	23,870
Fuyao Glass Industry Group Co. Ltd., Class H(m)	4,201	29,996
Fuyao Glass Industry Group Co. Ltd., Class A	1,800	14,321
Ganfeng Lithium Group Co. Ltd., Class A	3,080	14,516
GCL Technology Holdings Ltd. (x)*	173,521	22,105
GD Power Development Co. Ltd., Class A	22,100	14,928
Geely Automobile Holdings Ltd.	48,576	98,762
Genscript Biotech Corp. (x)*	8,779	16,552
GF Securities Co. Ltd., Class A	8,300	19,471
Giant Biogene Holding Co. Ltd. (m)	2,673	19,648
GoerTek, Inc., Class A	5,500	17,900
Goneo Group Co. Ltd., Class A	2,436	16,403
Gotion High-tech Co. Ltd., Class A*	2,900	13,137
Great Wall Motor Co. Ltd., Class H (x)*	20,829	32,053
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,300	14,419
Guangdong Haid Group Co. Ltd., Class A	1,300	10,630
Guangdong Investment Ltd.	27,094	22,642
Guanghui Energy Co. Ltd., Class A*	8,100	6,805
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,600	4,046
Guosen Securities Co. Ltd., Class A	8,100	13,022
Guotai Haitong Securities Co. Ltd.	10,012	26,771
Guotai Haitong Securities Co. Ltd., Class H(m)	11,707	18,791
H World Group Ltd. (ADR)	1,648	55,900
Haidilao International Holding Ltd. (m)	14,435	27,399
Haier Smart Home Co. Ltd., Class A	3,200	11,066
Haier Smart Home Co. Ltd., Class H	19,657	56,217
Haitian International Holdings Ltd.	5,159	13,407
Hangzhou First Applied Material Co. Ltd., Class A	1,920	3,473
Hangzhou Silan Microelectronics Co. Ltd., Class A	1,500	5,196
Hangzhou Tigermed Consulting Co. Ltd., Class A	1,000	7,441
Hansoh Pharmaceutical Group Co. Ltd. (m)	8,200	31,077
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,000	10,220
Hengan International Group Co. Ltd.	6,606	18,977
Hoshine Silicon Industry Co. Ltd., Class A	700	4,631
Hua Hong Semiconductor Ltd. (m)(x)*	3,601	15,918
Huadian Power International Corp. Ltd., Class A	13,900	10,611
Huadong Medicine Co. Ltd., Class A	2,300	12,955
Huaneng Power International, Inc., Class H	26,775	17,259
Huaneng Power International, Inc., Class A	10,000	9,964
Huatai Securities Co. Ltd., Class A	5,300	13,173
Huatai Securities Co. Ltd., Class H (m)	10,711	21,695
Huayu Automotive Systems Co. Ltd., Class A	3,900	9,606
Huizhou Desay Sv Automotive Co. Ltd., Class A	700	9,977
Hundsun Technologies, Inc., Class A	2,800	13,106
Hygon Information Technology Co. Ltd., Class A	1,749	34,487
Iflytek Co. Ltd., Class A	1,900	12,696
Imeik Technology Development Co. Ltd., Class A	420	10,246
Industrial & Commercial Bank of China Ltd., Class A	26,100	27,646
Industrial & Commercial Bank of China Ltd., Class H	970,069	768,646
Industrial Bank Co. Ltd., Class A	8,600	28,013
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	35,900	8,968
Innovent Biologics, Inc. (m)*	9,939	99,264
JA Solar Technology Co. Ltd., Class A*	7,060	9,833
JD Health International, Inc. (m)*	9,566	52,400
JD Logistics, Inc.(m)*	17,101	28,625
JD.com, Inc., Class A	21,666	353,006
Jiangsu Expressway Co. Ltd., Class H	13,780	19,450
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,100	11,053
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	2,600	18,832
Jiangsu King’s Luck Brewery JSC Ltd., Class A	2,100	11,409
Jiangsu Yanghe Distillery Co. Ltd., Class A	1,600	14,413
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,100	8,274
Jiangxi Copper Co. Ltd., Class H	310,623	603,048

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Jinko Solar Co. Ltd., Class A*	10,288	$7,452
Kanzhun Ltd. (ADR)*	1,948	34,752
KE Holdings, Inc., Class A	17,656	106,611
Kingdee International Software Group Co. Ltd.*	22,327	43,915
Kingsoft Corp. Ltd.	8,075	42,073
Kuaishou Technology (m)*	23,119	186,426
Kunlun Energy Co. Ltd.	35,918	34,866
Kweichow Moutai Co. Ltd., Class A	600	118,026
Lenovo Group Ltd.	66,278	79,534
Lens Technology Co. Ltd., Class A	4,400	13,693
Li Auto, Inc., Class A*	10,456	142,522
Li Ning Co. Ltd.	20,187	43,512
Longfor Group Holdings Ltd. (m)	14,732	17,378
LONGi Green Energy Technology Co. Ltd., Class A	3,080	6,456
Luxshare Precision Industry Co. Ltd., Class A	2,900	14,040
Mango Excellent Media Co. Ltd., Class A	2,200	6,699
Maxscend Microelectronics Co. Ltd., Class A	480	4,781
Meituan, Class B (m)*	42,631	680,471
Metallurgical Corp. of China Ltd., Class A	31,200	12,975
Midea Group Co. Ltd., Class A	2,200	22,168
Midea Group Co. Ltd., Class H	3,200	30,349
MINISO Group Holding Ltd.	3,453	15,660
Montage Technology Co. Ltd., Class A	1,153	13,195
Muyuan Foods Co. Ltd., Class A	2,100	12,312
NARI Technology Co. Ltd., Class A	3,456	10,809
NAURA Technology Group Co. Ltd., Class A	300	18,514
NetEase, Inc.	14,902	400,553
New China Life Insurance Co. Ltd., Class H	6,085	33,138
New Hope Liuhe Co. Ltd., Class A*	6,100	7,985
New Oriental Education & Technology Group, Inc.	13,567	72,847
Ninestar Corp., Class A*	2,200	7,043
Ningbo Deye Technology Co. Ltd., Class A	2,116	15,551
Ningxia Baofeng Energy Group Co. Ltd., Class A	5,600	12,614
NIO, Inc., Class A*	11,887	41,491
Nongfu Spring Co. Ltd., Class H (m)	17,805	90,953
Oppein Home Group, Inc., Class A	700	5,515
PDD Holdings, Inc. (ADR)*	6,090	637,379
People’s Insurance Co. Group of China Ltd. (The), Class A	19,700	23,946
People’s Insurance Co. Group of China Ltd. (The), Class H	74,868	56,938
PetroChina Co. Ltd., Class A	17,200	20,523
PetroChina Co. Ltd., Class H	192,170	165,243
Pharmaron Beijing Co. Ltd., Class A*	1,350	4,623
PICC Property & Casualty Co. Ltd., Class H	55,754	107,957
Ping An Bank Co. Ltd., Class A	8,000	13,476
Ping An Insurance Group Co. of China Ltd., Class A	5,600	43,359
Ping An Insurance Group Co. of China Ltd., Class H	57,361	364,263
Poly Property Services Co. Ltd., Class H (m)	142,200	600,504
Pop Mart International Group Ltd. (m)	4,597	156,123
Postal Savings Bank of China Co. Ltd., Class A	16,600	12,672
Postal Savings Bank of China Co. Ltd., Class H (m)	68,063	47,514
Qifu Technology, Inc. (ADR), Class A	1,009	43,750
Qinghai Salt Lake Industry Co. Ltd., Class A*	3,700	8,819
Rongsheng Petrochemical Co. Ltd., Class A	15,100	17,449
Sanan Optoelectronics Co. Ltd., Class A*	7,800	13,520
Sany Heavy Industry Co. Ltd., Class A	8,900	22,295
Satellite Chemical Co. Ltd., Class A	4,505	10,895
Seres Group Co. Ltd., Class A	1,300	24,369
SG Micro Corp., Class A	1,521	15,447
Shaanxi Coal Industry Co. Ltd., Class A	5,300	14,231
Shandong Gold Mining Co. Ltd., Class A	4,600	20,498
Shandong Gold Mining Co. Ltd., Class H (m)(x)	8,605	29,871
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	3,300	9,980
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	27,428	21,349
Shanghai Baosight Software Co. Ltd., Class A	3,456	11,392
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,800	6,303
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(x)	162,000	348,354
Shanghai International Airport Co. Ltd., Class A	2,700	11,971
Shanghai Pudong Development Bank Co. Ltd., Class A	16,900	32,736
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,740	4,560
Shanghai Rural Commercial Bank Co. Ltd., Class A	18,600	25,179
Shanghai United Imaging Healthcare Co. Ltd., Class A	925	16,490
Shanxi Coking Coal Energy Group Co. Ltd., Class A	7,000	6,252
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	500	12,308
Shenwan Hongyuan Group Co. Ltd., Class A	18,200	12,751
Shenzhen Inovance Technology Co. Ltd., Class A	1,900	17,121
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	500	15,683
Shenzhen Transsion Holdings Co. Ltd., Class A	1,428	15,883
Shenzhou International Group Holdings Ltd.	78,785	560,029
Sichuan Chuantou Energy Co. Ltd., Class A	7,500	16,789

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Sichuan Road and Bridge Group Co. Ltd., Class A	12,740	$17,602
Silergy Corp.	2,576	31,349
Sinopharm Group Co. Ltd., Class H	234,576	549,240
Smoore International Holdings Ltd. (m)	12,083	28,076
Sunny Optical Technology Group Co. Ltd.	6,110	53,978
TAL Education Group (ADR)*	4,182	42,740
TCL Technology Group Corp., Class A*	26,290	15,887
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	2,750	2,947
Tencent Holdings Ltd.	80,504	5,158,442
Tencent Music Entertainment Group (ADR)	6,640	129,414
Tianqi Lithium Corp., Class A*	2,700	12,073
Tingyi Cayman Islands Holding Corp.	16,474	24,134
Tongcheng Travel Holdings Ltd. (m)	7,983	19,912
TravelSky Technology Ltd., Class H	597,983	799,855
Trina Solar Co. Ltd., Class A*	1,157	2,346
Trip.com Group Ltd.	5,341	310,256
Tsingtao Brewery Co. Ltd., Class H	5,436	35,490
Tsingtao Brewery Co. Ltd., Class A	1,000	9,694
Unigroup Guoxin Microelectronics Co. Ltd., Class A	1,959	18,006
Unisplendour Corp. Ltd., Class A	4,600	15,401
Vipshop Holdings Ltd. (ADR)	3,654	54,993
Wanhua Chemical Group Co. Ltd., Class A	1,300	9,844
Want Want China Holdings Ltd.	36,211	25,279
Weichai Power Co. Ltd., Class H	288,768	586,368
Weichai Power Co. Ltd., Class A	5,400	11,591
Wens Foodstuff Group Co. Ltd., Class A	4,700	11,203
Wingtech Technology Co. Ltd., Class A	2,400	11,230
Wuliangye Yibin Co. Ltd., Class A	1,900	31,527
WuXi AppTec Co. Ltd., Class A	1,000	9,706
WuXi AppTec Co. Ltd., Class H (m)(x)	3,043	30,488
Wuxi Biologics Cayman, Inc. (m)*	32,857	107,361
XCMG Construction Machinery Co. Ltd., Class A	19,500	21,145
Xiaomi Corp., Class B (m)*	146,513	1,118,918
Xinjiang Daqo New Energy Co. Ltd., Class A*	3,122	9,289
Xinyi Solar Holdings Ltd. (x)	39,532	12,540
XPeng, Inc., Class A*	10,728	96,484
Yadea Group Holdings Ltd. (m)	9,032	14,451
Yankuang Energy Group Co. Ltd., Class H (x)	32,978	32,810
Yankuang Energy Group Co. Ltd., Class A	5,070	8,611
Yealink Network Technology Corp. Ltd., Class A	1,540	7,471
Yihai Kerry Arawana Holdings Co. Ltd., Class A	4,500	18,545
Yonyou Network Technology Co. Ltd., Class A*	7,500	13,994
YTO Express Group Co. Ltd., Class A	4,500	8,095
Yum China Holdings, Inc.	19,567	874,841
Yunnan Baiyao Group Co. Ltd., Class A	1,260	9,810
Yunnan Energy New Material Co. Ltd., Class A*	900	3,679
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	300	8,374
Zhaojin Mining Industry Co. Ltd., Class H	11,548	30,010
Zhejiang Chint Electrics Co. Ltd., Class A	5,400	17,084
Zhejiang Dahua Technology Co. Ltd., Class A	4,900	10,859
Zhejiang Expressway Co. Ltd., Class H	16,432	15,113
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,040	5,373
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,300	4,926
Zhejiang Leapmotor Technology Co. Ltd. (m)*	4,442	30,953
Zhejiang NHU Co. Ltd., Class A	3,120	9,261
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	4,400	16,199
Zhongsheng Group Holdings Ltd.	7,277	11,217
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,789	15,253
Zijin Mining Group Co. Ltd., Class A	9,400	25,581
Zijin Mining Group Co. Ltd., Class H	46,361	118,413
ZTE Corp., Class A	2,900	13,149
ZTE Corp., Class H	5,230	16,190
ZTO Express Cayman, Inc.	3,720	65,634

		29,795,811

Colombia (1.3%)
Ecopetrol SA	533,264	237,572
Grupo Cibest SA	2,059	25,704
Grupo Cibest SA (Preference)(q)	3,918	44,270
Grupo Cibest SA (ADR)	24,169	1,116,366
Interconexion Electrica SA ESP	4,497	21,774

		1,445,686

Czech Republic (1.1%)
CEZ A/S	1,385	81,357
Komercni Banka A/S	22,580	1,091,871

		1,173,228

Egypt (0.1%)
Commercial International Bank – Egypt (CIB)	20,487	34,820
Eastern Co. SAE	36,347	21,984

		56,804

Greece (0.4%)
Alpha Bank SA	18,515	65,211
Eurobank Ergasias Services and Holdings SA	20,982	72,071
Hellenic Telecommunications Organization SA	1,630	30,990
JUMBO SA	1,066	36,792
Metlen Energy & Metals SA	987	53,505
National Bank of Greece SA	6,874	87,693
OPAP SA	1,568	35,555
Piraeus Financial Holdings SA	9,215	63,848

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Public Power Corp. SA	1,606	$26,220

		471,885

Hong Kong (0.1%)
Orient Overseas International Ltd.	986	16,756
Sino Biopharmaceutical Ltd.	84,712	56,763

		73,519

Hungary (0.2%)
MOL Hungarian Oil & Gas plc	3,803	33,114
OTP Bank Nyrt.	2,131	170,227
Richter Gedeon Nyrt.	1,130	33,308

		236,649

India (14.1%)
ABB India Ltd.	452	32,047
Adani Enterprises Ltd.	1,467	44,807
Adani Ports & Special Economic Zone Ltd.	4,268	72,172
Adani Power Ltd.*	6,234	42,579
Alkem Laboratories Ltd.	361	20,790
Ambuja Cements Ltd.	4,814	32,414
APL Apollo Tubes Ltd.	1,471	29,830
Apollo Hospitals Enterprise Ltd.	813	68,654
Ashok Leyland Ltd.	12,751	37,306
Asian Paints Ltd.	3,435	93,770
AU Small Finance Bank Ltd. (m)	3,155	30,075
Aurobindo Pharma Ltd.*	2,672	35,357
Avenue Supermarts Ltd. (m)*	1,333	67,960
Axis Bank Ltd.	20,378	284,950
Bajaj Auto Ltd.	561	54,792
Bajaj Finance Ltd.	24,830	271,144
Bajaj Finserv Ltd.	3,952	94,745
Bajaj Holdings & Investment Ltd.	228	38,228
Balkrishna Industries Ltd.	625	17,821
Bank of Baroda	8,875	25,745
Bharat Electronics Ltd.	29,710	146,021
Bharat Forge Ltd.	2,069	31,559
Bharat Heavy Electricals Ltd.	9,087	28,217
Bharat Petroleum Corp. Ltd.	13,348	51,666
Bharti Airtel Ltd.	22,472	526,583
Bosch Ltd.	64	24,388
Britannia Industries Ltd.	876	59,765
BSE Ltd.	1,702	54,976
CG Power & Industrial Solutions Ltd.	5,242	41,696
Cholamandalam Investment and Finance Co. Ltd.	3,330	63,214
Cipla Ltd.	5,287	92,837
Coal India Ltd.	16,235	74,199
Colgate-Palmolive India Ltd.	1,111	31,183
Coromandel International Ltd.	1,010	29,504
Cummins India Ltd.	1,204	47,725
Dabur India Ltd.	5,000	28,291
Divi’s Laboratories Ltd.	1,073	85,198
Dixon Technologies India Ltd.(m)	289	50,491
DLF Ltd.	6,460	63,109
Dr Reddy’s Laboratories Ltd.	4,865	72,799
Eicher Motors Ltd.	1,105	72,883
Eternal Ltd.*	41,298	127,202
FSN E-Commerce Ventures Ltd.*	9,779	23,762
GAIL India Ltd.	18,839	41,922
GMR Airports Ltd.*	21,002	20,862
Godrej Consumer Products Ltd.	3,305	45,413
Godrej Properties Ltd.*	1,011	27,622
Grasim Industries Ltd.	2,123	70,416
Havells India Ltd.	2,025	36,625
HCL Technologies Ltd.	8,243	166,148
HDFC Asset Management Co. Ltd. (m)	742	44,920
HDFC Bank Ltd.	48,759	1,137,956
HDFC Bank Ltd. (ADR)	10,421	798,978
HDFC Life Insurance Co. Ltd. (m)	9,843	93,460
Hero MotoCorp Ltd.	1,052	51,976
Hindalco Industries Ltd.	13,286	107,337
Hindustan Aeronautics Ltd. (m)	1,774	100,735
Hindustan Petroleum Corp. Ltd.	8,424	43,029
Hindustan Unilever Ltd.	7,085	189,567
Hyundai Motor India Ltd.*	1,408	36,443
ICICI Bank Ltd.	44,923	757,342
ICICI Bank Ltd. (ADR)	27,273	917,464
ICICI Lombard General Insurance Co. Ltd.(m)	1,944	46,247
ICICI Prudential Life Insurance Co. Ltd. (m)	2,904	22,278
IDFC First Bank Ltd.*	28,209	23,959
Indian Hotels Co. Ltd. (The), Class A	7,274	64,487
Indian Oil Corp. Ltd.	22,823	39,110
Indian Railway Catering & Tourism Corp. Ltd.	1,939	17,669
Indus Towers Ltd.*	10,660	52,343
IndusInd Bank Ltd.*	4,995	50,795
Info Edge India Ltd.	2,865	49,720
Infosys Ltd.	28,691	535,882
InterGlobe Aviation Ltd. (m)*	1,506	104,951
ITC Ltd.	27,117	131,680
Jindal Steel & Power Ltd.	3,297	36,203
Jio Financial Services Ltd.*	26,609	101,382
JSW Energy Ltd.	3,031	18,452
JSW Steel Ltd.	5,842	69,517
Jubilant Foodworks Ltd.	3,199	26,178
Kalyan Jewellers India Ltd.	3,562	23,087
Kotak Mahindra Bank Ltd.	9,956	251,164
Larsen & Toubro Ltd.	6,137	262,611
LTIMindtree Ltd. (m)	765	47,429
Lupin Ltd.	1,767	39,931
Macrotech Developers Ltd. (m)	3,172	51,197
Mahindra & Mahindra Ltd.	8,321	308,855
Mankind Pharma Ltd.*	868	23,479
Marico Ltd.	4,174	35,157
Maruti Suzuki India Ltd.	1,104	159,627
Max Healthcare Institute Ltd.	6,705	99,762
Mphasis Ltd.	683	22,661
MRF Ltd.	20	33,200
Muthoot Finance Ltd.	1,044	31,942
Nestle India Ltd.	3,350	96,301
NHPC Ltd.	26,127	26,142
NMDC Ltd.	26,766	21,847
NTPC Ltd.	39,087	152,638
Oberoi Realty Ltd.	1,089	24,198
Oil & Natural Gas Corp. Ltd.	27,150	77,312
Page Industries Ltd.	50	28,807
PB Fintech Ltd.*	2,543	54,083
Persistent Systems Ltd.	884	62,275
Petronet LNG Ltd.	6,061	21,336

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Phoenix Mills Ltd. (The)	1,704	$31,030
PI Industries Ltd.	613	29,340
Pidilite Industries Ltd.	1,232	43,878
Polycab India Ltd.	398	30,402
Power Finance Corp. Ltd.	12,146	60,532
Power Grid Corp. of India Ltd.	41,114	143,774
Prestige Estates Projects Ltd.	1,237	23,906
Punjab National Bank	19,156	24,682
Rail Vikas Nigam Ltd. (m)	4,461	20,687
REC Ltd.	10,919	51,234
Reliance Industries Ltd.	53,182	930,561
Samvardhana Motherson International Ltd.	23,500	42,427
SBI Cards & Payment Services Ltd.	2,473	27,484
SBI Life Insurance Co. Ltd. (m)	3,685	78,989
Shree Cement Ltd.	87	31,479
Shriram Finance Ltd.	12,445	102,574
Siemens Ltd.	769	29,156
Solar Industries India Ltd.	235	48,222
Sona Blw Precision Forgings Ltd. (m)	3,537	19,852
SRF Ltd.	1,198	45,290
State Bank of India	16,309	156,006
Sun Pharmaceutical Industries Ltd.	8,901	173,920
Sundaram Finance Ltd.	578	34,868
Supreme Industries Ltd.	552	28,266
Suzlon Energy Ltd.*	78,004	61,595
Tata Consultancy Services Ltd.	8,070	325,774
Tata Consumer Products Ltd.	5,807	74,409
Tata Elxsi Ltd.	277	20,381
Tata Motors Ltd.	17,107	137,239
Tata Power Co. Ltd. (The)	13,796	65,224
Tata Steel Ltd.	70,152	130,684
Tech Mahindra Ltd.	4,625	90,979
Titan Co. Ltd.*	3,297	141,868
Torrent Pharmaceuticals Ltd.	821	32,627
Torrent Power Ltd.	1,458	24,951
Trent Ltd.	1,544	111,938
Tube Investments of India Ltd.	906	32,845
TVS Motor Co. Ltd.	2,080	70,772
UltraTech Cement Ltd.	980	138,190
Union Bank of India Ltd.	13,067	23,404
United Spirits Ltd.	2,349	39,116
UPL Ltd.	3,943	30,402
Varun Beverages Ltd.	11,720	62,529
Vedanta Ltd.	11,664	62,679
Vodafone Idea Ltd.*	209,033	18,110
Voltas Ltd.	1,856	28,439
Wipro Ltd.	22,080	68,480
Yes Bank Ltd.*	153,764	36,469
Zydus Lifesciences Ltd.	2,216	25,580

		15,319,806

Indonesia (1.9%)
Alamtri Resources Indonesia Tbk. PT	127,572	14,380
Amman Mineral Internasional PT*	57,619	29,990
Astra International Tbk. PT	183,159	50,768
Bank Central Asia Tbk. PT	482,549	257,845
Bank Mandiri Persero Tbk. PT	328,096	98,621
Bank Negara Indonesia Persero Tbk. PT	120,140	30,488
Bank Rakyat Indonesia Persero Tbk. PT	3,521,067	811,136
Chandra Asri Pacific Tbk. PT	67,504	41,059
Charoen Pokphand Indonesia Tbk. PT	64,683	18,726
GoTo Gojek Tokopedia Tbk. PT, Class A*	7,156,883	25,568
Indofood CBP Sukses Makmur Tbk. PT	22,879	14,797
Indofood Sukses Makmur Tbk. PT	1,128,204	564,623
Kalbe Farma Tbk. PT	184,272	17,309
Sumber Alfaria Trijaya Tbk. PT	177,863	26,184
Telkom Indonesia Persero Tbk. PT	432,651	74,085
United Tractors Tbk. PT	14,428	19,062

		2,094,641

Kuwait (0.5%)
Boubyan Bank KSCP	12,474	29,394
Gulf Bank KSCP	16,708	19,630
Kuwait Finance House KSCP	96,116	252,283
Mobile Telecommunications Co. KSCP	17,706	27,989
National Bank of Kuwait SAKP	77,502	253,394

		582,690

Luxembourg (0.0%)†
Reinet Investments SCA	1,110	36,124

Malaysia (0.9%)
AMMB Holdings Bhd.	19,972	24,191
Axiata Group Bhd.	25,967	14,246
Celcomdigi Bhd.	39,934	37,274
CIMB Group Holdings Bhd.	64,788	104,479
Gamuda Bhd.	34,628	39,394
Genting Bhd.	16,499	11,952
Hong Leong Bank Bhd.	7,591	35,336
IHH Healthcare Bhd.	21,971	35,588
IOI Corp. Bhd.	19,549	17,364
Kuala Lumpur Kepong Bhd.	3,372	16,578
Malayan Banking Bhd.	46,826	107,876
Maxis Bhd.	18,034	15,462
MISC Bhd.	10,465	18,865
MR DIY Group M Bhd. (m)	33,669	13,114
Nestle Malaysia Bhd.	550	10,022
Petronas Chemicals Group Bhd.	23,324	19,333
Petronas Dagangan Bhd.	3,152	16,110
Petronas Gas Bhd.	9,344	39,103
PPB Group Bhd.	4,905	11,976
Press Metal Aluminium Holdings Bhd.	30,517	37,544
Public Bank Bhd.	124,755	127,703
RHB Bank Bhd.	14,181	21,218
SD Guthrie Bhd.	17,851	19,672
Sime Darby Bhd.	29,543	11,577
Sunway Bhd.	22,652	25,285
Telekom Malaysia Bhd.	13,795	21,460
Tenaga Nasional Bhd.	23,207	79,258
YTL Corp. Bhd.	28,680	15,803
YTL Power International Bhd.	21,290	20,124

		967,907

Mexico (2.1%)
Alfa SAB de CV, Class A	31,445	23,210
America Movil SAB de CV	162,970	145,908
Arca Continental SAB de CV	4,520	47,887
Cemex SAB de CV	136,177	94,271
Coca-Cola Femsa SAB de CV	4,244	41,111
Fibra Uno Administracion SA de CV (REIT) (x)	24,588	33,990

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Fomento Economico Mexicano SAB de CV	15,752	$162,049
Gruma SAB de CV, Class B	1,820	31,389
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	2,528	33,250
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,282	75,132
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,628	51,969
Grupo Bimbo SAB de CV, Class A	12,149	33,887
Grupo Carso SAB de CV	4,856	34,615
Grupo Comercial Chedraui SA de CV (x)	2,734	21,650
Grupo Financiero Banorte SAB de CV, Class O	101,706	933,292
Grupo Financiero Inbursa SAB de CV, Class O	19,184	49,574
Grupo Mexico SAB de CV	26,998	162,942
Industrias Penoles SAB de CV*	1,546	43,225
Kimberly-Clark de Mexico SAB de CV, Class A	13,047	23,918
Prologis Property Mexico SA de CV (REIT)	6,269	23,637
Southern Copper Corp.	839	84,882
Wal-Mart de Mexico SAB de CV	47,712	157,849

		2,309,637

Peru (0.2%)
Cia de Minas Buenaventura SAA (ADR)	2,366	38,850
Credicorp Ltd.	578	129,194

		168,044

Philippines (0.3%)
Ayala Corp.	3,097	31,338
Ayala Land, Inc.	63,229	30,307
Bank of the Philippine Islands	16,379	37,800
BDO Unibank, Inc.	18,897	51,260
International Container Terminal Services, Inc.	11,430	83,397
Manila Electric Co.	2,433	23,259
Metropolitan Bank & Trust Co.	15,777	20,306
SM Investments Corp.	2,687	41,595
SM Prime Holdings, Inc.	98,339	40,938

		360,200

Poland (0.8%)
Allegro.eu SA (m)*	5,040	48,368
Bank Millennium SA*	5,191	20,595
Bank Polska Kasa Opieki SA	1,598	82,020
CCC SA*	461	26,156
CD Projekt SA	561	43,705
Dino Polska SA (m)*	396	57,790
KGHM Polska Miedz SA*	1,393	49,817
LPP SA	9	36,631
mBank SA*	183	40,516
ORLEN SA	5,334	121,498
PGE Polska Grupa Energetyczna SA*	404	1,278
Powszechna Kasa Oszczednosci Bank Polski SA	7,831	163,470
Powszechny Zaklad Ubezpieczen SA	5,218	91,205
Santander Bank Polska SA	306	41,905

		824,954

Qatar (0.5%)
Al Rayan Bank	50,968	32,588
Barwa Real Estate Co.	33,504	25,535
Commercial Bank PSQC (The)	25,888	32,351
Industries Qatar QSC	13,744	46,619
Mesaieed Petrochemical Holding Co.	46,863	17,324
Ooredoo QPSC	4,608	16,174
Qatar Electricity & Water Co. QSC	5,127	22,812
Qatar Fuel QSC	5,099	20,979
Qatar Gas Transport Co. Ltd.	27,866	37,961
Qatar International Islamic Bank QSC	8,410	25,154
Qatar Islamic Bank QPSC	15,864	96,508
Qatar National Bank QPSC	42,063	200,437

		574,442

Romania (0.0%)†
NEPI Rockcastle NV*	6,189	47,177

Russia (0.0%)
Gazprom PJSC (r)*	80,604	—
GMK Norilskiy Nickel PAO (ADR) (r)*	4,277	—
LUKOIL PJSC (r)*	2,799	—
Magnit PJSC (r)*	1,475	—
Mobile TeleSystems PJSC (r)*	26,722	—
Novatek PJSC (GDR) (m)(r)*	780	—
Novolipetsk Steel PJSC (r)*	12,566	—
PhosAgro PJSC (GDR) (m)(r)*	4,890	—
Rosneft Oil Co. PJSC (r)*	8,744	—
Sberbank of Russia PJSC (r)*	73,260	—
Severstal PAO (GDR) (m)(r)*	1,815	—
Surgutneftegas PAO (ADR) (r)*	7,330	—
Tatneft PJSC (ADR) (r)*	1,723	—
VTB Bank PJSC (r)*	22,126	—

		—

Saudi Arabia (2.4%)
ACWA Power Co.*	1,270	86,687
Ades Holding Co.	3,523	12,869
Al Rajhi Bank	17,049	430,032
Alinma Bank	10,656	76,202
Almarai Co. JSC	4,368	59,048
Arab National Bank	7,829	45,340
Arabian Internet & Communications Services Co.	209	14,845
Bank AlBilad	6,392	44,857
Bank Al-Jazira*	5,503	18,854
Banque Saudi Fransi	10,652	50,725
Bupa Arabia for Cooperative Insurance Co.	718	34,096
Co. for Cooperative Insurance (The)	639	26,920
Dallah Healthcare Co.	379	13,198
Dar Al Arkan Real Estate Development Co.*	4,570	23,395
Dr Sulaiman Al Habib Medical Services Group Co.	761	55,028
Elm Co.	209	55,809
Etihad Etisalat Co.	3,282	51,892
Jabal Omar Development Co.*	4,933	26,464
Jarir Marketing Co.	5,115	17,102
Makkah Construction & Development Co.	836	20,507
Mouwasat Medical Services Co.	852	17,140

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Nahdi Medical Co.	493	$16,786
Riyad Bank	12,787	97,987
SABIC Agri-Nutrients Co.	2,029	57,995
Sahara International Petrochemical Co.	3,126	16,520
SAL Saudi Logistics Services	259	12,969
Saudi Arabian Mining Co.*	11,240	160,636
Saudi Arabian Oil Co. (m)	51,774	335,727
Saudi Aramco Base Oil Co.	440	11,990
Saudi Awwal Bank	8,758	78,695
Saudi Basic Industries Corp.	7,829	114,079
Saudi Electricity Co.	7,249	28,412
Saudi Industrial Investment Group	2,934	13,119
Saudi National Bank (The)	25,574	246,296
Saudi Research & Media Group*	313	16,140
Saudi Tadawul Group Holding Co.	418	19,660
Saudi Telecom Co.	17,397	197,325
Yanbu National Petrochemical Co.	2,398	19,309

		2,624,655

South Africa (3.1%)
Absa Group Ltd.	7,635	75,903
Bid Corp. Ltd.	3,037	80,186
Bidvest Group Ltd.	2,950	38,912
Capitec Bank Holdings Ltd.	746	149,630
Clicks Group Ltd.	1,829	38,329
Discovery Ltd.	3,986	48,362
FirstRand Ltd.	220,254	941,666
Gold Fields Ltd.	7,581	178,043
Harmony Gold Mining Co. Ltd.	4,617	63,844
Impala Platinum Holdings Ltd.*	7,991	71,737
MTN Group Ltd.	13,987	111,272
Naspers Ltd., Class N	1,462	455,468
Nedbank Group Ltd.	4,331	59,459
Ninety One Ltd.	164,666	403,207
Old Mutual Ltd.	35,801	24,408
OUTsurance Group Ltd.	7,360	32,564
Pepkor Holdings Ltd. (m)	21,278	32,727
Remgro Ltd.	3,981	35,574
Sanlam Ltd.	18,533	92,823
Sasol Ltd.*	4,953	22,035
Shoprite Holdings Ltd.	4,620	72,273
Standard Bank Group Ltd.	11,505	147,863
Valterra Platinum Ltd.	1,821	81,291
Vodacom Group Ltd.	6,142	47,426
Woolworths Holdings Ltd. (x)	7,787	22,767

		3,327,769

South Korea (10.3%)
Alteogen, Inc.*	345	95,095
Amorepacific Corp.	217	21,980
Celltrion, Inc.	1,487	175,849
CJ CheilJedang Corp.	56	10,332
CJ Corp.	3,002	357,010
Cosmax, Inc.	8,521	1,764,686
Coway Co. Ltd.	373	26,753
DB Insurance Co. Ltd.	311	28,413
Doosan Bobcat, Inc.*	386	16,646
Doosan Enerbility Co. Ltd.*	4,199	212,812
Ecopro BM Co. Ltd.*	452	33,692
Ecopro Co. Ltd.	882	29,507
Hana Financial Group, Inc.	2,776	177,511
Hanjin Kal Corp.	200	17,516
Hankook Tire & Technology Co. Ltd.	502	14,786
Hanmi Semiconductor Co. Ltd.	421	31,818
Hanwha Aerospace Co. Ltd.	293	184,102
Hanwha Ocean Co. Ltd.*	855	50,302
Hanwha Systems Co. Ltd.	647	27,805
HD Hyundai Co. Ltd.	320	30,705
HD Hyundai Electric Co. Ltd.	188	70,625
HD Hyundai Heavy Industries Co. Ltd.	144	45,720
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	372	100,883
HLB, Inc.*	1,119	40,711
HMM Co. Ltd.	2,351	39,195
HYBE Co. Ltd.*	224	51,286
Hyundai Glovis Co. Ltd.	254	25,370
Hyundai Mobis Co. Ltd.	515	109,518
Hyundai Motor Co.	1,196	180,339
Hyundai Motor Co. (Preference) (Korea Stock Exchange) (q)	246	28,964
Hyundai Motor Co. (Preference) (OTC US Exchange) (q)	166	19,003
Hyundai Rotem Co. Ltd.	660	96,095
Industrial Bank of Korea	1,761	23,826
Kakao Corp.	2,876	127,860
KakaoBank Corp.	1,644	36,544
KB Financial Group, Inc.	3,228	265,253
Kia Corp.	2,302	165,281
Korea Aerospace Industries Ltd.	507	33,735
Korea Electric Power Corp.	2,726	79,380
Korea Investment Holdings Co. Ltd.	282	29,170
Korean Air Lines Co. Ltd.	1,982	33,631
Krafton, Inc.*	251	67,511
KT&G Corp.	899	85,064
LG Chem Ltd.	450	70,521
LG Corp.	944	55,678
LG Display Co. Ltd.*	2,065	13,710
LG Electronics, Inc.	1,095	59,878
LG Energy Solution Ltd.*	406	89,347
LG H&H Co. Ltd.	80	18,939
LG Innotek Co. Ltd.	96	10,485
LG Uplus Corp.	1,446	15,321
LS Electric Co. Ltd.	130	28,801
Meritz Financial Group, Inc.	711	59,268
Mirae Asset Securities Co. Ltd.	1,943	30,881
NAVER Corp.	1,195	232,430
Orion Corp.	161	12,979
POSCO Future M Co. Ltd.*	265	24,819
POSCO Holdings, Inc.	651	125,897
Posco Interna tional Corp.	468	17,234
Samsung Biologics Co. Ltd. (m)*	162	119,075
Samsung C&T Corp.	707	84,551
Samsung Electro-Mechanics Co. Ltd.	486	48,506
Samsung Electronics Co. Ltd.	62,628	2,775,011
Samsung Electronics Co. Ltd. (Preference) (q)	7,495	274,898
Samsung Fire & Marine Insurance Co. Ltd.	264	84,896
Samsung Heavy Industries Co. Ltd.*	5,732	71,183
Samsung Life Insurance Co. Ltd.	603	56,922
Samsung SDI Co. Ltd.	501	64,147
Samsung SDS Co. Ltd.	334	41,973
Samyang Foods Co. Ltd.	35	36,177
Shinhan Financial Group Co. Ltd.	3,662	166,603

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
SK Biopharmaceuticals Co. Ltd.*	274	$18,678
SK Hynix, Inc.	4,684	1,013,432
SK Innovation Co. Ltd.	598	54,235
SK Square Co. Ltd.*	912	123,663
SK, Inc.	283	42,882
SKC Co. Ltd.*	48	3,919
S-Oil Corp.	304	13,493
Woori Financial Group, Inc.	5,542	92,189
Yuhan Corp.	494	38,141

		11,153,046

Taiwan (21.2%)
Accton Technology Corp.	4,710	117,702
Acer, Inc.	32,515	33,726
Advantech Co. Ltd.	4,455	51,852
Alchip Technologies Ltd.	655	69,397
ASE Technology Holding Co. Ltd.	292,021	1,474,500
Asia Cement Corp.	15,725	22,959
Asia Vital Components Co. Ltd.	2,825	71,853
Asustek Computer, Inc.	6,027	132,870
AUO Corp.*	66,949	28,304
Catcher Technology Co. Ltd.	4,883	35,437
Cathay Financial Holding Co. Ltd.	82,317	176,965
Chailease Holding Co. Ltd.	15,883	68,780
Chang Hwa Commercial Bank Ltd.	48,382	30,972
Cheng Shin Rubber Industry Co. Ltd.	13,228	17,117
China Steel Corp.	107,475	69,168
Chunghwa Telecom Co. Ltd.	33,116	153,042
Compal Electronics, Inc.	47,199	46,856
CTBC Financial Holding Co. Ltd.	137,717	206,019
Delta Electronics, Inc.	17,744	250,865
E Ink Holdings, Inc.	6,857	51,876
E.Sun Financial Holding Co. Ltd.	128,238	144,209
Eclat Textile Co. Ltd.*	1,360	19,088
Elite Material Co. Ltd.	2,543	76,781
eMemory Technology, Inc.	490	39,587
Eva Airways Corp.	20,580	28,110
Evergreen Marine Corp. Taiwan Ltd.	9,288	63,272
Far Eastern New Century Corp.	34,411	38,755
Far EasTone Telecommunications Co. Ltd.	16,092	49,358
Feng TAY Enterprise Co. Ltd.	85,120	356,949
First Financial Holding Co. Ltd.	102,685	102,116
Formosa Chemicals & Fibre Corp.	33,062	25,918
Formosa Plastics Corp.	32,974	39,338
Fubon Financial Holding Co. Ltd.	75,912	226,863
Gigabyte Technology Co. Ltd.	4,417	42,791
Global Unichip Corp.	752	33,594
Globalwafers Co. Ltd.	2,457	25,359
Hon Hai Precision Industry Co. Ltd.	261,535	1,441,433
Hotai Motor Co. Ltd.*	2,895	55,894
Hua Nan Financial Holdings Co. Ltd.	79,428	73,957
Innolux Corp.	70,356	28,179
International Games System Co. Ltd.	2,068	60,740
Inventec Corp.	19,884	28,793
Jentech Precision Industrial Co. Ltd.	729	37,683
KGI Financial Holding Co. Ltd.	126,808	64,897
Largan Precision Co. Ltd.	926	75,444
Lite-On Technology Corp.	17,592	66,545
Lotes Co. Ltd.	731	33,782
MediaTek, Inc.	50,055	2,141,885
Mega Financial Holding Co. Ltd.	107,652	151,277
Micro-Star International Co. Ltd.	159,015	781,140
Nan Ya Plastics Corp.	47,296	44,200
Nien Made Enterprise Co. Ltd.	1,523	21,245
Novatek Microelectronics Corp.	4,946	92,276
Pegatron Corp.	15,898	41,797
PharmaEssentia Corp.*	1,651	30,972
President Chain Store Corp.	5,487	48,179
Quanta Computer, Inc.	23,573	221,511
Realtek Semiconductor Corp.	4,073	79,056
Shanghai Commercial & Savings Bank Ltd. (The)	34,168	54,272
Shin Kong Financial Holding Co. Ltd.*	136,202	52,687
SinoPac Financial Holdings Co. Ltd.	100,902	83,590
Synnex Technology International Corp.	9,642	21,257
Taishin Financial Holding Co. Ltd.	98,204	52,948
Taiwan Business Bank	58,683	30,836
Taiwan Cooperative Financial Holding Co. Ltd.	88,837	75,268
Taiwan Mobile Co. Ltd.	15,213	59,890
Taiwan Semiconductor Manufacturing Co. Ltd.	306,369	11,117,046
TCC Group Holdings Co. Ltd.	60,564	52,868
Unimicron Technology Corp.	11,840	46,206
Uni-President Enterprises Corp.	258,419	716,553
United Microelectronics Corp.	101,617	153,754
Vanguard International Semiconductor Corp.	8,530	29,346
Voltronic Power Technology Corp.	748	32,263
Wan Hai Lines Ltd.	6,967	21,226
Wistron Corp.	22,536	94,504
Wiwynn Corp.	970	84,010
WPG Holdings Ltd.	12,093	29,061
Yageo Corp.	3,790	62,925
Yang Ming Marine Transport Corp.	15,133	36,833
Yuanta Financial Holding Co. Ltd.*	89,059	104,114

		23,054,690

Thailand (1.6%)
Advanced Info Service PCL	10,424	88,821
Airports of Thailand PCL	37,552	34,943
Bangkok Dusit Medical Services PCL, Class F	97,473	62,366
Bumrungrad Hospital PCL	5,224	22,417
Central Pattana PCL	17,696	25,176
Charoen Pokphand Foods PCL	33,954	24,022
CP ALL PCL	51,162	69,247
Delta Electronics Thailand PCL	27,324	80,689
Gulf Development PCL*	40,643	48,446
Kasikornbank PCL	107,390	502,120
Krung Thai Bank PCL	31,032	20,332
Minor International PCL	27,972	19,962
PTT Exploration & Production PCL	152,078	512,248
PTT Global Chemical PCL	168,400	103,085
PTT PCL	87,053	80,335
SCB X PCL	7,376	26,433
Siam Cement PCL (The)	6,834	35,317
True Corp. PCL*	90,825	31,012

		1,786,971

Turkiye (0.4%)
Akbank TAS	25,213	43,185

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Aselsan Elektronik Sanayi ve Ticaret A/S	11,792	$44,659
BIM Birlesik Magazalar A/S	5,030	62,500
Coca-Cola Icecek A/S	9,185	11,349
Eregli Demir ve Celik Fabrikalari TAS*	22,628	15,151
Haci Omer Sabanci Holding A/S	8,743	19,685
KOC Holding A/S	6,608	25,557
Pegasus Hava Tasimaciligi A/S*	2,820	18,201
Sasa Polyester Sanayi A/S*	220,127	16,917
Turk Hava Yollari AO	4,461	31,762
Turkcell Iletisim Hizmetleri A/S	11,528	27,837
Turkiye Is Bankasi A/S, Class C	70,706	23,706
Turkiye Petrol Rafinerileri A/S	7,175	25,228
Turkiye Sise ve Cam Fabrikalari A/S	11,139	10,082
Yapi ve Kredi Bankasi A/S*	30,053	23,926

		399,745

United Arab Emirates (1.1%)
Abu Dhabi Commercial Bank PJSC	25,127	92,227
Abu Dhabi Islamic Bank PJSC	12,467	72,984
Abu Dhabi National Oil Co. for Distribution PJSC	26,817	26,798
ADNOC Drilling Co. PJSC	29,255	45,405
Adnoc Gas plc	52,545	48,931
Aldar Properties PJSC	33,061	80,298
Americana Restaurants International plc – Foreign Co.	22,450	13,754
Dubai Electricity & Water Authority PJSC	51,346	39,426
Dubai Islamic Bank PJSC	24,854	61,380
Emaar Development PJSC	8,665	31,851
Emaar Properties PJSC	56,887	210,658
Emirates NBD Bank PJSC	16,262	100,957
Emirates Telecommunications Group Co. PJSC	32,256	154,579
First Abu Dhabi Bank PJSC	38,158	172,473
Multiply Group PJSC*	620	407
Salik Co. PJSC	16,046	26,433

		1,178,561

United Kingdom (0.2%)
Anglogold Ashanti plc	4,104	185,661

United States (0.1%)
JBS NV (BDR)*	3,103	45,199
Legend Biotech Corp. (ADR)*	645	22,891

		68,090

Total Common Stocks (98.9%) (Cost $91,943,062)		107,512,129

	Number of Rights	Value (Note 1)
RIGHTS:
South Korea (0.0%)†
POSCO Future M Co. Ltd., expiring 7/22/25*	31	689

Taiwan (0.0%)
Acer, Inc., expiring 8/15/25(r)	16	—

Total Rights (0.0%)†
(Cost $—)		689

	Number of Warrants	Value (Note 1)
WARRANTS:
Malaysia (0.0%)†
YTL Corp. Bhd., expiring 6/2/28* (Cost $—)	5,736	1,117

YTL Power International Bhd., expiring 6/2/28* (Cost $—)	4,258	1,547

Total Warrants ($—) (Cost $—)		2,664

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
BlackRock Liquidity FedFund, Institutional Shares 4.22% (7 day yield) (xx)	20,000	20,000
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 day yield) (xx)	20,000	20,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	68,589	68,589
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	279,723	279,779

Total Investment Companies		388,368

Total Short-Term Investments (0.3%) (Cost $388,361)		388,368

Total Investments in Securities (99.2%) (Cost $92,331,423)		107,903,850
Other Assets Less Liabilities (0.8%)		837,229

Net Assets (100%)		$108,741,079

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the market value or fair value, as applicable, of these securities amounted to $5,897,474 or 5.4% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $807,620. This was collateralized by $767,071 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/15/25 – 2/15/55 and by cash of $108,589 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
BDR	— Brazilian Depositary Receipt
GDR	— Global Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	13	9/2025	USD	801,775	17,717

					17,717

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Brazil	$6,385,837	$—	$—		$6,385,837
Chile	807,900	—	—		807,900
China	2,303,348	27,492,463	—		29,795,811
Colombia	1,116,366	329,320	—		1,445,686
Czech Republic	—	1,173,228	—		1,173,228
Egypt	—	56,804	—		56,804
Greece	—	471,885	—		471,885
Hong Kong	—	73,519	—		73,519
Hungary	—	236,649	—		236,649
India	1,716,442	13,603,364	—		15,319,806
Indonesia	—	2,094,641	—		2,094,641
Kuwait	—	582,690	—		582,690
Luxembourg	—	36,124	—		36,124
Malaysia	—	967,907	—		967,907
Mexico	2,309,637	—	—		2,309,637
Peru	168,044	—	—		168,044
Philippines	—	360,200	—		360,200
Poland	—	824,954	—		824,954
Qatar	—	574,442	—		574,442
Romania	—	47,177	—		47,177
Russia	—	—	—	(a)	—	(a)
Saudi Arabia	—	2,624,655	—		2,624,655
South Africa	—	3,327,769	—		3,327,769
South Korea	—	11,153,046	—		11,153,046
Taiwan	—	23,054,690	—		23,054,690
Thailand	—	1,786,971	—		1,786,971
Turkiye	—	399,745	—		399,745
United Arab Emirates	—	1,178,561	—		1,178,561
United Kingdom	—	185,661	—		185,661
United States	68,090	—	—		68,090
Futures	17,717	—	—		17,717
Rights
South Korea	—	689	—		689
Taiwan	—	—	—	(a)	—	(a)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Companies	$388,368	$—	$—	$388,368
Warrants
Malaysia	—	2,664	—	2,664

Total Assets	$15,281,749	$92,639,818	$—	$107,921,567

Total Liabilities	$—	$—	$—	$—

Total	$15,281,749	$92,639,818	$—	$107,921,567

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$17,717	*

Total		$17,717

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(279)	$(279)
Equity contracts	38,943	—	38,943

Total	$38,943	$(279)	$38,664

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$46,852	$46,852

Total	$46,852	$46,852

^	The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$800,000

Forward foreign currency exchange contracts
Average amounts purchased — in USD	$161,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,392,957
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,325,644

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,911,682
Aggregate gross unrealized depreciation	(12,242,982)

Net unrealized appreciation	$14,668,700

Federal income tax cost of investments in securities and derivative instruments, if applicable	$93,252,867

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $92,331,423)	$107,903,850
Cash	1,086,656
Foreign cash (Cost $210,857)	211,224
Cash held as collateral at broker for futures	42,254
Dividends, interest and other receivables	427,003
Receivable for Portfolio shares sold	52,496
Due from broker for futures variation margin	1,560
Securities lending income receivable	603
Other assets	1,110

Total assets	109,726,756

LIABILITIES
Accrued India taxes	626,697
Payable for return of collateral on securities loaned	108,589
Payable for Portfolio shares repurchased	81,463
Investment management fees payable	48,834
Distribution fees payable – Class IB	11,324
Administrative fees payable	10,477
Payable for securities purchased	5
Accrued expenses	98,288

Total liabilities	985,677

Commitments and contingent liabilities^
NET ASSETS	$108,741,079

Net assets were comprised of:
Paid in capital	$97,360,792
Total distributable earnings (loss)	11,380,287

Net assets	$108,741,079

Class IB
Net asset value, offering and redemption price per share, $56,689,832 / 5,496,359 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.31

Class K
Net asset value, offering and redemption price per share, $52,051,247 / 5,039,340 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.33

(x)	Includes value of securities on loan of $807,620.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $200,494 foreign withholding tax)	$1,699,370
Interest	23,939
Securities lending (net)	12,800

Total income	1,736,109

EXPENSES
Investment management fees	345,730
Custodian fees	88,629
Distribution fees – Class IB	63,343
Administrative fees	61,577
Professional fees	41,921
Printing and mailing expenses	8,504
Trustees’ fees	1,600
Miscellaneous	6,739

Gross expenses	618,043
Less: Waiver from investment manager	(85,052)

Net expenses	532,991

NET INVESTMENT INCOME (LOSS)	1,203,118

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $66 on realized gain on investments)	(594,163)
Futures contracts	38,943
Forward foreign currency contracts	(279)
Foreign currency transactions	8,397

Net realized gain (loss)	(547,102)

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $155,662 on unrealized appreciation on investments)	13,888,086
Futures contracts	46,852
Foreign currency translations	8,632

Net change in unrealized appreciation (depreciation)	13,943,570

NET REALIZED AND UNREALIZED GAIN (LOSS)	13,396,468

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,599,586

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,203,118	$1,773,149
Net realized gain (loss)	(547,102)	(2,057,698)
Net change in unrealized appreciation (depreciation)	13,943,570	4,068,299

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,599,586	3,783,750

Distributions to shareholders:
Class IB	—	(1,044,027)
Class K	—	(1,130,054)

Total distributions to shareholders	—	(2,174,081)

Tax return of capital:
Class IB	—	(9,409)
Class K	—	(10,185)

Total tax return of capital	—	(19,594)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 501,208 and 937,794 shares, respectively ]	4,721,252	8,493,385
Capital shares issued in reinvestment of dividends [ 0 and 113,964 shares, respectively ]	—	1,053,436
Capital shares repurchased [ (435,082) and (964,294) shares, respectively ]	(4,076,641)	(8,727,087)

Total Class IB transactions	644,611	819,734

Class K
Capital shares sold [ 144,664 and 826,464 shares, respectively ]	1,350,321	7,438,224
Capital shares issued in reinvestment of dividends [ 0 and 123,405 shares, respectively ]	—	1,140,239
Capital shares repurchased [ (339,494) and (455,521) shares, respectively ]	(3,205,728)	(4,206,807)

Total Class K transactions	(1,855,407)	4,371,656

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,210,796)	5,191,390

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,388,790	6,781,465
NET ASSETS:
Beginning of period	95,352,289	88,570,824

End of period	$108,741,079	$95,352,289

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.94		$8.78	$8.16	$10.68	$11.16	$10.02

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.16	0.17	0.21	0.13	0.08	(aa)
Net realized and unrealized gain (loss)	1.26		0.20	0.67	(2.09)	(0.19)	1.30

Total from investment operations	1.37		0.36	0.84	(1.88)	(0.06)	1.38

Less distributions:
Dividends from net investment income	—		(0.20)	(0.22)	(0.19)	(0.14)	(0.11)
Distributions from net realized gains	—		—	—	(0.45)	(0.28)	(0.13)
Return of capital	—		— #	—	—	—	—

Total dividends and distributions	—		(0.20)	(0.22)	(0.64)	(0.42)	(0.24)

Net asset value, end of period	$10.31		$8.94	$8.78	$8.16	$10.68	$11.16

Total return (b)	15.32%		4.01%	10.34%	(17.63)%	(0.55)%	14.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$56,690		$48,548	$46,929	$38,799	$41,915	$32,396
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20%		1.20%	1.20%	1.20%	1.20%	1.20%
Before waivers (a)(f)	1.37%		1.46%	1.47%	1.48%	1.26%	1.39%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.32%		1.76%	1.98%	2.29%	1.13%	0.84	%(bb)
Before waivers (a)(f)	2.15%		1.50%	1.71%	2.01%	1.07%	0.65	%(bb)
Portfolio turnover rate^	2	%(z)	8%	5%	73%	13%	29%

Class K	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.94		$8.79	$8.16	$10.68	$11.16	$10.02

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.18	0.19	0.24	0.15	0.10	(aa)
Net realized and unrealized gain (loss)	1.27		0.19	0.68	(2.09)	(0.19)	1.30

Total from investment operations	1.39		0.37	0.87	(1.85)	(0.04)	1.40

Less distributions:
Dividends from net investment income	—		(0.22)	(0.24)	(0.22)	(0.16)	(0.13)
Distributions from net realized gains	—		—	—	(0.45)	(0.28)	(0.13)
Return of capital	—		— #	—	—	—	—

Total dividends and distributions	—		(0.22)	(0.24)	(0.67)	(0.44)	(0.26)

Net asset value, end of period	$10.33		$8.94	$8.79	$8.16	$10.68	$11.16

Total return (b)	15.55%		4.16%	10.73%	(17.43)%	(0.31)%	14.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$52,051		$46,804	$41,642	$37,862	$37,195	$42,272
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95%		0.95%	0.95%	0.95%	0.95%	0.95%
Before waivers (a)(f)	1.12%		1.21%	1.21%	1.24%	1.01%	1.14%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.55%		2.01%	2.24%	2.57%	1.26%	1.04	%(bb)
Before waivers (a)(f)	2.38%		1.76%	1.97%	2.28%	1.20%	0.85	%(bb)
Portfolio turnover rate^	2	%(z)	8%	5%	73%	13%	29%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.07 and $0.09 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend the ratios for each class would have been 0.10% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.7%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	1,519,100	$43,962,754
Verizon Communications, Inc.	890,888	38,548,724

		82,511,478

Entertainment (1.8%)
Electronic Arts, Inc.	50,190	8,015,343
Live Nation Entertainment, Inc.*	33,185	5,020,227
Netflix, Inc.*	90,525	121,224,743
Take-Two Interactive Software, Inc.*	34,737	8,435,881
TKO Group Holdings, Inc., Class A	14,092	2,564,039
Walt Disney Co. (The)	382,578	47,443,498
Warner Bros Discovery, Inc.*	472,433	5,414,082

		198,117,813

Interactive Media & Services (6.6%)
Alphabet, Inc., Class A	1,234,422	217,542,189
Alphabet, Inc., Class C	1,000,451	177,470,003
Match Group, Inc.	53,138	1,641,433
Meta Platforms, Inc., Class A	463,442	342,061,905

		738,715,530

Media (0.4%)
Charter Communications, Inc., Class A*	20,427	8,350,762
Comcast Corp., Class A	798,169	28,486,652
Fox Corp., Class A	46,102	2,583,556
Fox Corp., Class B	27,919	1,441,458
Interpublic Group of Cos., Inc. (The)	78,834	1,929,856
News Corp., Class A	80,007	2,377,808
News Corp., Class B	23,641	811,123
Omnicom Group, Inc.	41,583	2,991,481
Paramount Global, Class B	125,909	1,624,226

		50,596,922

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.	101,482	24,179,101

Total Communication Services		1,094,120,844

Consumer Discretionary (10.3%)
Automobile Components (0.0%)†
Aptiv plc*	48,557	3,312,558

Automobiles (1.8%)
Ford Motor Co.	823,780	8,938,013
General Motors Co.	210,570	10,362,150
Tesla, Inc.*	592,212	188,122,064

		207,422,227

Broadline Retail (4.0%)
Amazon.com, Inc.*	1,996,065	437,916,701
eBay, Inc.	101,370	7,548,010

		445,464,711

Distributors (0.1%)
Genuine Parts Co.	29,424	3,569,425
LKQ Corp. (x)	55,015	2,036,105
Pool Corp.	8,054	2,347,580

		7,953,110

Hotels, Restaurants & Leisure (2.1%)
Airbnb, Inc., Class A*	91,609	12,123,535
Booking Holdings, Inc.	7,004	40,547,837
Caesars Entertainment, Inc.*	44,967	1,276,613
Carnival Corp.*	221,739	6,235,301
Chipotle Mexican Grill, Inc.*	286,826	16,105,280
Darden Restaurants, Inc.	24,792	5,403,912
Domino’s Pizza, Inc.	7,308	3,292,985
DoorDash, Inc., Class A*	71,796	17,698,432
Expedia Group, Inc.	26,101	4,402,717
Hilton Worldwide Holdings, Inc.	50,918	13,561,500
Las Vegas Sands Corp.	72,723	3,164,178
Marriott International, Inc., Class A	48,426	13,230,467
McDonald’s Corp.	151,656	44,309,333
MGM Resorts International*	47,346	1,628,229
Norwegian Cruise Line Holdings Ltd.*	93,054	1,887,135
Royal Caribbean Cruises Ltd.	52,399	16,408,223
Starbucks Corp.	240,387	22,026,661
Wynn Resorts Ltd.	18,956	1,775,608
Yum! Brands, Inc.	59,059	8,751,363

		233,829,309

Household Durables (0.3%)
DR Horton, Inc.	60,020	7,737,779
Garmin Ltd.	32,510	6,785,487
Lennar Corp., Class A	49,418	5,466,125
Mohawk Industries, Inc.*	11,087	1,162,361
NVR, Inc.*	633	4,675,123
PulteGroup, Inc.	42,846	4,518,539

		30,345,414

Leisure Products (0.0%)†
Hasbro, Inc.	27,751	2,048,579

Specialty Retail (1.7%)
AutoZone, Inc.*	3,552	13,185,841
Best Buy Co., Inc.	41,173	2,763,943
CarMax, Inc.*	32,548	2,187,551
Home Depot, Inc. (The)	210,223	77,076,161
Lowe’s Cos., Inc.	119,495	26,512,356
O’Reilly Automotive, Inc.*	182,475	16,446,472
Ross Stores, Inc.	69,822	8,907,891
TJX Cos., Inc. (The)	237,902	29,378,518
Tractor Supply Co.	113,050	5,965,648
Ulta Beauty, Inc.*	9,814	4,591,185
Williams-Sonoma, Inc.	26,051	4,255,952

		191,271,518

Textiles, Apparel & Luxury Goods (0.3%)
Deckers Outdoor Corp.*	32,120	3,310,609
Lululemon Athletica, Inc.*	23,711	5,633,259
NIKE, Inc., Class B	249,982	17,758,721
Ralph Lauren Corp.	8,440	2,314,923
Tapestry, Inc.	43,810	3,846,956

		32,864,468

Total Consumer Discretionary		1,154,511,894

Consumer Staples (5.4%)
Beverages (1.1%)
Brown-Forman Corp., Class B	38,542	1,037,165
Coca-Cola Co. (The)	819,379	57,971,064

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Constellation Brands, Inc., Class A	32,888	$5,350,220
Keurig Dr Pepper, Inc.	252,671	8,353,303
Molson Coors Beverage Co., Class B	36,437	1,752,255
Monster Beverage Corp.*	148,185	9,282,309
PepsiCo, Inc.	290,247	38,324,214

		122,070,530

Consumer Staples Distribution & Retail (2.0%)
Costco Wholesale Corp.	93,941	92,995,954
Dollar General Corp.	46,542	5,323,474
Dollar Tree, Inc.*	42,778	4,236,733
Kroger Co. (The)	140,884	10,105,609
Sysco Corp.	103,534	7,841,665
Target Corp.	96,970	9,566,091
Walgreens Boots Alliance, Inc.	151,789	1,742,538
Walmart, Inc.	920,566	90,012,943

		221,825,007

Food Products (0.5%)
Archer-Daniels-Midland Co.	101,271	5,345,083
Bunge Global SA	28,248	2,267,749
Campbell’s Co. (The)	41,638	1,276,205
Conagra Brands, Inc.	101,014	2,067,757
General Mills, Inc.	116,656	6,043,947
Hershey Co. (The)	31,266	5,188,593
Hormel Foods Corp.	61,579	1,862,765
J M Smucker Co. (The)	22,521	2,211,562
Kellanova	56,899	4,525,177
Kraft Heinz Co. (The)	184,612	4,766,682
Lamb Weston Holdings, Inc.	30,187	1,565,196
McCormick & Co., Inc. (Non-Voting)	53,440	4,051,821
Mondelez International, Inc., Class A	273,745	18,461,363
Tyson Foods, Inc., Class A	60,565	3,388,006

		63,021,906

Household Products (1.0%)
Church & Dwight Co., Inc.	52,054	5,002,910
Clorox Co. (The)	26,070	3,130,225
Colgate-Palmolive Co.	171,743	15,611,439
Kimberly-Clark Corp.	70,194	9,049,410
Procter & Gamble Co. (The)	496,235	79,060,160

		111,854,144

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	49,557	4,004,206
Kenvue, Inc.	405,744	8,492,222

		12,496,428

Tobacco (0.7%)
Altria Group, Inc.	358,669	21,028,763
Philip Morris International, Inc.	329,050	59,929,877

		80,958,640

Total Consumer Staples		612,226,655

Energy (3.0%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	209,535	8,033,572
Halliburton Co.	183,712	3,744,051
Schlumberger NV	296,458	10,020,280

		21,797,903

Oil, Gas & Consumable Fuels (2.8%)
APA Corp.	78,291	1,431,942
Chevron Corp.	353,692	50,645,157
ConocoPhillips	270,008	24,230,518
Coterra Energy, Inc.	155,852	3,955,524
Devon Energy Corp.	139,018	4,422,163
Diamondback Energy, Inc.	39,547	5,433,758
EOG Resources, Inc.	119,030	14,237,178
EQT Corp.	126,275	7,364,358
Expand Energy Corp.	44,505	5,204,415
Exxon Mobil Corp.#	921,214	99,306,869
Hess Corp.	58,491	8,103,343
Kinder Morgan, Inc.	409,098	12,027,481
Marathon Petroleum Corp.	66,874	11,108,440
Occidental Petroleum Corp.	142,977	6,006,464
ONEOK, Inc.	131,301	10,718,101
Phillips 66	87,400	10,426,820
Targa Resources Corp.	46,148	8,033,444
Texas Pacific Land Corp.	3,987	4,211,827
Valero Energy Corp.	66,998	9,005,871
Williams Cos., Inc. (The)	257,974	16,203,347

		312,077,020

Total Energy		333,874,923

Financials (13.9%)
Banks (3.6%)
Bank of America Corp.	1,401,280	66,308,570
Citigroup, Inc.	397,246	33,813,579
Citizens Financial Group, Inc.	92,510	4,139,822
Fifth Third Bancorp	141,759	5,830,548
Huntington Bancshares, Inc.	307,655	5,156,298
JPMorgan Chase & Co.	591,732	171,549,024
KeyCorp	210,804	3,672,206
M&T Bank Corp.	35,113	6,811,571
PNC Financial Services Group, Inc. (The)	83,791	15,620,318
Regions Financial Corp.	192,369	4,524,519
Truist Financial Corp.	278,488	11,972,199
US Bancorp	330,139	14,938,790
Wells Fargo & Co.	696,021	55,765,202

		400,102,646

Capital Markets (3.4%)
Ameriprise Financial, Inc.	20,359	10,866,209
Bank of New York Mellon Corp. (The)	151,881	13,837,878
Blackrock, Inc.	30,810	32,327,393
Blackstone, Inc.	154,895	23,169,194
Cboe Global Markets, Inc.	22,154	5,166,534
Charles Schwab Corp. (The)	360,637	32,904,520
CME Group, Inc.	76,262	21,019,332
Coinbase Global, Inc., Class A*	44,412	15,565,962
FactSet Research Systems, Inc.	8,048	3,599,710
Franklin Resources, Inc.	65,601	1,564,584
Goldman Sachs Group, Inc. (The)	66,036	46,736,979
Intercontinental Exchange, Inc.	121,594	22,308,851
Invesco Ltd.	94,809	1,495,138

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
KKR & Co., Inc.	142,860	$19,004,666
MarketAxess Holdings, Inc.	7,979	1,782,030
Moody’s Corp.	32,760	16,432,088
Morgan Stanley	261,865	36,886,304
MSCI, Inc.	16,433	9,477,568
Nasdaq, Inc.	87,577	7,831,135
Northern Trust Corp.	41,473	5,258,362
Raymond James Financial, Inc.	39,028	5,985,724
S&P Global, Inc.	66,663	35,150,733
State Street Corp.	61,048	6,491,844
T. Rowe Price Group, Inc.	47,115	4,546,598

		379,409,336

Consumer Finance (0.6%)
American Express Co.	117,453	37,465,158
Capital One Financial Corp.	134,809	28,681,963
Synchrony Financial	82,270	5,490,700

		71,637,821

Financial Services (4.3%)
Apollo Global Management, Inc.	94,596	13,420,334
Berkshire Hathaway, Inc., Class B*	387,902	188,431,154
Corpay, Inc.*	14,753	4,895,340
Fidelity National Information Services, Inc.	112,097	9,125,817
Fiserv, Inc.*	120,399	20,757,992
Global Payments, Inc.	52,402	4,194,256
Jack Henry & Associates, Inc.	15,427	2,779,483
Mastercard, Inc., Class A	172,350	96,850,359
PayPal Holdings, Inc.*	209,351	15,558,966
Visa, Inc., Class A	364,711	129,490,641

		485,504,342

Insurance (2.0%)
Aflac, Inc.	104,749	11,046,829
Allstate Corp. (The)	56,081	11,289,666
American International Group, Inc.	125,565	10,747,108
Aon plc, Class A	45,768	16,328,192
Arch Capital Group Ltd.	79,334	7,223,361
Arthur J Gallagher & Co.	53,829	17,231,739
Assurant, Inc.	10,854	2,143,556
Brown & Brown, Inc.	50,224	5,568,335
Chubb Ltd.	78,864	22,848,478
Cincinnati Financial Corp.	32,902	4,899,766
Erie Indemnity Co., Class A	5,278	1,830,358
Everest Group Ltd.	9,096	3,091,275
Globe Life, Inc.	17,765	2,208,012
Hartford Insurance Group, Inc. (The)	60,864	7,721,816
Loews Corp.	37,389	3,427,076
Marsh & McLennan Cos., Inc.	103,937	22,724,786
MetLife, Inc.	122,517	9,852,817
Principal Financial Group, Inc.	44,532	3,537,177
Progressive Corp. (The)	123,974	33,083,702
Prudential Financial, Inc.	74,916	8,048,975
Travelers Cos., Inc. (The)	47,982	12,837,104
W.R. Berkley Corp.	63,542	4,668,431
Willis Towers Watson plc	21,122	6,473,893

		228,832,452

Total Financials		1,565,486,597

Health Care (9.2%)
Biotechnology (1.5%)
AbbVie, Inc.	373,597	69,347,075
Amgen, Inc.	113,687	31,742,547
Biogen, Inc.*	30,977	3,890,402
Gilead Sciences, Inc.	263,744	29,241,297
Incyte Corp.*	33,993	2,314,923
Moderna, Inc.*	71,665	1,977,237
Regeneron Pharmaceuticals, Inc.	22,265	11,689,125
Vertex Pharmaceuticals, Inc.*	54,344	24,193,949

		174,396,555

Health Care Equipment & Supplies (2.3%)
Abbott Laboratories	367,058	49,923,559
Align Technology, Inc.*	14,851	2,811,740
Baxter International, Inc.	108,054	3,271,875
Becton Dickinson & Co.	60,766	10,466,944
Boston Scientific Corp.*	311,902	33,501,394
Cooper Cos., Inc. (The)*	42,237	3,005,585
Dexcom, Inc.*	82,683	7,217,399
Edwards Lifesciences Corp.*	124,818	9,762,016
GE HealthCare Technologies, Inc. (x)	96,777	7,168,272
Hologic, Inc.*	47,487	3,094,253
IDEXX Laboratories, Inc.*	17,329	9,294,236
Insulet Corp.*	14,845	4,664,002
Intuitive Surgical, Inc.*	75,478	41,015,500
Medtronic plc	271,367	23,655,061
ResMed, Inc.	31,081	8,018,898
Solventum Corp.*	29,248	2,218,168
STERIS plc	20,793	4,994,894
Stryker Corp.	72,677	28,753,202
Zimmer Biomet Holdings, Inc.	42,129	3,842,586

		256,679,584

Health Care Providers & Services (1.8%)
Cardinal Health, Inc.	51,122	8,588,496
Cencora, Inc.	36,524	10,951,721
Centene Corp.*	104,947	5,696,523
Cigna Group (The)	57,941	19,154,136
CVS Health Corp.	266,819	18,405,175
DaVita, Inc.*	9,312	1,326,494
Elevance Health, Inc.	49,081	19,090,546
HCA Healthcare, Inc.	37,840	14,496,504
Henry Schein, Inc.*	26,386	1,927,497
Humana, Inc.	25,531	6,241,819
Labcorp Holdings, Inc.	17,650	4,633,302
McKesson Corp.	26,522	19,434,791
Molina Healthcare, Inc.*	11,745	3,498,836
Quest Diagnostics, Inc.	23,491	4,219,688
UnitedHealth Group, Inc.	194,757	60,758,341
Universal Health Services, Inc., Class B	12,426	2,250,970

		200,674,839

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	60,375	7,124,854
Bio-Techne Corp.	33,456	1,721,311
Charles River Laboratories International, Inc.*	10,822	1,642,022
Danaher Corp.	135,441	26,755,015
IQVIA Holdings, Inc.*	35,404	5,579,316

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Mettler-Toledo International, Inc.*	4,426	$5,199,311
Revvity, Inc.	25,755	2,491,023
Thermo Fisher Scientific, Inc.	80,947	32,820,771
Waters Corp.*	12,566	4,386,037
West Pharmaceutical Services, Inc.	15,326	3,353,329

		91,072,989

Pharmaceuticals (2.8%)
Bristol-Myers Squibb Co.	429,458	19,879,611
Eli Lilly & Co.	166,748	129,985,068
Johnson & Johnson	509,518	77,828,875
Merck & Co., Inc.	535,340	42,377,514
Pfizer, Inc.	1,199,290	29,070,790
Viatris, Inc.	252,597	2,255,691
Zoetis, Inc.	94,765	14,778,602

		316,176,151

Total Health Care		1,039,000,118

Industrials (8.5%)
Aerospace & Defense (2.2%)
Axon Enterprise, Inc.*	15,331	12,693,148
Boeing Co. (The)*	158,736	33,259,954
GE Aerospace	227,138	58,463,050
General Dynamics Corp.	53,700	15,662,142
Howmet Aerospace, Inc.	85,714	15,953,947
Huntington Ingalls Industries, Inc.	8,281	1,999,530
L3Harris Technologies, Inc.	39,852	9,996,476
Lockheed Martin Corp.	44,335	20,533,312
Northrop Grumman Corp.	28,796	14,397,424
RTX Corp.	281,914	41,165,082
Textron, Inc.	38,637	3,102,165
TransDigm Group, Inc.	11,869	18,048,476

		245,274,706

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	25,121	2,410,360
Expeditors International of Washington, Inc.	29,623	3,384,428
FedEx Corp.	46,893	10,659,248
United Parcel Service, Inc., Class B	154,778	15,623,291

		32,077,327

Building Products (0.6%)
A.O. Smith Corp.	24,991	1,638,660
Allegion plc	18,397	2,651,376
Builders FirstSource, Inc.*	24,355	2,841,985
Carrier Global Corp.	170,901	12,508,244
Johnson Controls International plc	139,082	14,689,841
Lennox International, Inc.	6,777	3,884,847
Masco Corp.	44,861	2,887,254
Trane Technologies plc	47,466	20,762,103

		61,864,310

Commercial Services & Supplies (0.6%)
Cintas Corp.	72,591	16,178,356
Copart, Inc.*	185,557	9,105,282
Republic Services, Inc.	42,957	10,593,626
Rollins, Inc.	59,436	3,353,379
Veralto Corp.	52,337	5,283,420
Waste Management, Inc.	77,295	17,686,642

		62,200,705

Construction & Engineering (0.1%)
Quanta Services, Inc.	31,239	11,810,841

Electrical Equipment (0.9%)
AMETEK, Inc.	48,951	8,858,173
Eaton Corp. plc	83,635	29,856,859
Emerson Electric Co.	119,337	15,911,202
GE Vernova, Inc.	58,388	30,896,010
Generac Holdings, Inc.*	12,616	1,806,737
Hubbell, Inc., Class B	11,358	4,638,721
Rockwell Automation, Inc.	23,929	7,948,496

		99,916,198

Ground Transportation (0.9%)
CSX Corp.	408,106	13,316,499
JB Hunt Transport Services, Inc.	16,811	2,414,060
Norfolk Southern Corp.	47,920	12,266,082
Old Dominion Freight Line, Inc.	39,760	6,453,048
Uber Technologies, Inc.*	442,091	41,247,090
Union Pacific Corp.	127,883	29,423,321

		105,120,100

Industrial Conglomerates (0.4%)
3M Co.	114,892	17,491,158
Honeywell International, Inc.	137,610	32,046,617

		49,537,775

Machinery (1.5%)
Caterpillar, Inc.	101,143	39,264,724
Cummins, Inc.	29,095	9,528,613
Deere & Co.	53,602	27,256,081
Dover Corp.	29,041	5,321,182
Fortive Corp.	72,207	3,764,151
IDEX Corp.	16,025	2,813,509
Illinois Tool Works, Inc.	56,522	13,975,065
Ingersoll Rand, Inc.	85,260	7,091,927
Nordson Corp.	11,477	2,460,324
Otis Worldwide Corp.	83,914	8,309,164
PACCAR, Inc.	110,977	10,549,474
Parker-Hannifin Corp.	27,250	19,033,307
Pentair plc	34,967	3,589,712
Snap-on, Inc.	11,088	3,450,364
Stanley Black & Decker, Inc.	32,625	2,210,344
Westinghouse Air Brake Technologies Corp.	36,156	7,569,259
Xylem, Inc.	51,414	6,650,915

		172,838,115

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	135,788	6,678,054
Southwest Airlines Co.	125,423	4,068,722
United Airlines Holdings, Inc.*	69,599	5,542,168

		16,288,944

Professional Services (0.6%)
Automatic Data Processing, Inc.	86,105	26,554,782
Broadridge Financial Solutions, Inc.	24,764	6,018,395
Dayforce, Inc.*	33,649	1,863,818
Equifax, Inc. (x)	26,242	6,806,388
Jacobs Solutions, Inc.	25,934	3,409,024
Leidos Holdings, Inc.	27,759	4,379,260
Paychex, Inc.	67,817	9,864,661
Paycom Software, Inc.	9,965	2,305,901

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Verisk Analytics, Inc.	29,884	$9,308,866

		70,511,095

Trading Companies & Distributors (0.3%)
Fastenal Co.	242,702	10,193,484
United Rentals, Inc.	13,821	10,412,741
W.W. Grainger, Inc.	9,379	9,756,411

		30,362,636

Total Industrials		957,802,752

Information Technology (32.8%)
Communications Equipment (0.9%)
Arista Networks, Inc.*	218,612	22,366,194
Cisco Systems, Inc.	842,860	58,477,627
F5, Inc.*	12,201	3,590,998
Juniper Networks, Inc.	70,068	2,797,815
Motorola Solutions, Inc.	35,367	14,870,409

		102,103,043

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	256,298	25,309,427
CDW Corp.	28,202	5,036,595
Corning, Inc.	163,145	8,579,796
Jabil, Inc. (x)	23,181	5,055,776
Keysight Technologies, Inc.*	36,592	5,995,965
Ralliant Corp.*	24,069	1,167,106
TE Connectivity plc	63,140	10,649,824
Teledyne Technologies, Inc.*	9,862	5,052,401
Trimble, Inc.*	52,016	3,952,176
Zebra Technologies Corp., Class A*	10,873	3,352,798

		74,151,864

IT Services (1.1%)
Accenture plc, Class A	132,369	39,563,770
Akamai Technologies, Inc. (x)*	31,792	2,535,730
Cognizant Technology Solutions Corp., Class A	104,674	8,167,712
EPAM Systems, Inc.*	12,004	2,122,547
Gartner, Inc.*	16,257	6,571,405
GoDaddy, Inc., Class A*	29,883	5,380,733
International Business Machines Corp.	195,680	57,682,550
VeriSign, Inc.	17,217	4,972,270

		126,996,717

Semiconductors & Semiconductor Equipment (12.6%)
Advanced Micro Devices, Inc.*	342,937	48,662,760
Analog Devices, Inc.	104,990	24,989,720
Applied Materials, Inc.	171,990	31,486,209
Broadcom, Inc.	991,973	273,437,358
Enphase Energy, Inc.*	28,034	1,111,548
First Solar, Inc.*	22,656	3,750,474
Intel Corp.	916,346	20,526,150
KLA Corp.	28,123	25,190,896
Lam Research Corp.	271,658	26,443,190
Microchip Technology, Inc.	113,817	8,009,302
Micron Technology, Inc.	235,789	29,060,994
Monolithic Power Systems, Inc.	10,121	7,402,297
NVIDIA Corp.	5,182,754	818,823,305
NXP Semiconductors NV	53,786	11,751,703
ON Semiconductor Corp.*	89,184	4,674,133
QUALCOMM, Inc.	234,060	37,276,396
Skyworks Solutions, Inc.	34,017	2,534,947
Teradyne, Inc.	34,466	3,099,183
Texas Instruments, Inc.	192,651	39,998,201

		1,418,228,766

Software (11.3%)
Adobe, Inc.*	92,123	35,640,546
ANSYS, Inc.*	18,507	6,500,029
Autodesk, Inc.*	45,500	14,085,435
Cadence Design Systems, Inc.*	58,042	17,885,642
Crowdstrike Holdings, Inc., Class A*	52,126	26,548,293
Fair Isaac Corp.*	5,168	9,446,897
Fortinet, Inc.*	134,628	14,232,872
Gen Digital, Inc.	114,775	3,374,385
Intuit, Inc.	59,238	46,657,626
Microsoft Corp.	1,573,234	782,542,324
Oracle Corp.	343,309	75,057,647
Palantir Technologies, Inc., Class A*	433,797	59,135,207
Palo Alto Networks, Inc.*	140,118	28,673,747
PTC, Inc.*	25,464	4,388,466
Roper Technologies, Inc.	22,693	12,863,300
Salesforce, Inc.	202,527	55,227,088
ServiceNow, Inc. (x)*	43,595	44,819,148
Synopsys, Inc.*	32,713	16,771,301
Tyler Technologies, Inc.*	9,057	5,369,352
Workday, Inc., Class A*	45,288	10,869,120

		1,270,088,425

Technology Hardware, Storage & Peripherals (6.2%)
Apple, Inc.	3,179,082	652,252,254
Dell Technologies, Inc., Class C	66,019	8,093,929
Hewlett Packard Enterprise Co.	280,198	5,730,049
HP, Inc.	198,464	4,854,429
NetApp, Inc.	43,025	4,584,314
Seagate Technology Holdings plc	44,803	6,466,417
Super Micro Computer, Inc.*	106,573	5,223,143
Western Digital Corp.	73,609	4,710,240

		691,914,775

Total Information Technology		3,683,483,590

Materials (1.9%)
Chemicals (1.2%)
Air Products and Chemicals, Inc.	47,082	13,279,949
Albemarle Corp. (x)	24,882	1,559,355
CF Industries Holdings, Inc.	36,827	3,388,084
Corteva, Inc.	145,082	10,812,961
Dow, Inc.	148,950	3,944,196
DuPont de Nemours, Inc.	88,471	6,068,226
Eastman Chemical Co.	24,373	1,819,688
Ecolab, Inc.	53,333	14,370,044
International Flavors & Fragrances, Inc.	54,382	3,999,796
Linde plc	100,768	47,278,330
LyondellBasell Industries NV, Class A	54,854	3,173,852
Mosaic Co. (The)	67,222	2,452,259
PPG Industries, Inc.	49,098	5,584,897

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Sherwin-Williams Co. (The)	49,035	$16,836,658

		134,568,295

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	12,934	7,100,249
Vulcan Materials Co.	27,948	7,289,397

		14,389,646

Containers & Packaging (0.2%)
Amcor plc	305,874	2,810,982
Avery Dennison Corp.	17,003	2,983,517
Ball Corp.	63,155	3,542,364
International Paper Co.	111,582	5,225,385
Packaging Corp. of America	18,871	3,556,240
Smurfit WestRock plc	104,633	4,514,914

		22,633,402

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	304,124	13,183,775
Newmont Corp.	240,927	14,036,407
Nucor Corp.	49,693	6,437,231
Steel Dynamics, Inc.	29,964	3,835,692

		37,493,105

Total Materials		209,084,448

Real Estate (2.0%)
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	32,602	2,367,883
Healthpeak Properties, Inc. (REIT)	148,047	2,592,303
Ventas, Inc. (REIT)	92,511	5,842,070
Welltower, Inc. (REIT)	128,932	19,820,716

		30,622,972

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	147,934	2,272,266

Industrial REITs (0.2%)
Prologis, Inc. (REIT)	196,149	20,619,183

Office REITs (0.0%)†
BXP, Inc. (REIT)	30,796	2,077,806

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	62,553	8,764,926
CoStar Group, Inc.*	89,186	7,170,555

		15,935,481

Residential REITs (0.2%)
AvalonBay Communities, Inc. (REIT)	30,065	6,118,228
Camden Property Trust (REIT)	22,577	2,544,202
Equity Residential (REIT)	72,320	4,880,877
Essex Property Trust, Inc. (REIT)	13,601	3,854,524
Invitation Homes, Inc. (REIT)	120,569	3,954,663
Mid-America Apartment Communities, Inc. (REIT)	24,740	3,661,767
UDR, Inc. (REIT)	63,717	2,601,565

		27,615,826

Retail REITs (0.3%)
Federal Realty Investment Trust (REIT)	16,319	1,550,142
Kimco Realty Corp. (REIT)	143,800	3,022,676
Realty Income Corp. (REIT)	185,219	10,670,466
Regency Centers Corp. (REIT)	34,544	2,460,569
Simon Property Group, Inc. (REIT)	64,905	10,434,128

		28,137,981

Specialized REITs (0.9%)
American Tower Corp. (REIT)	98,891	21,856,889
Crown Castle, Inc. (REIT)	91,973	9,448,386
Digital Realty Trust, Inc. (REIT)	66,967	11,674,357
Equinix, Inc. (REIT)	20,598	16,385,091
Extra Space Storage, Inc. (REIT)	44,862	6,614,453
Iron Mountain, Inc. (REIT)	62,164	6,376,162
Public Storage (REIT)	33,352	9,786,144
SBA Communications Corp. (REIT)	22,755	5,343,784
VICI Properties, Inc. (REIT), Class A	223,092	7,272,799
Weyerhaeuser Co. (REIT)	153,552	3,944,751

		98,702,816

Total Real Estate		225,984,331

Utilities (2.4%)
Electric Utilities (1.5%)
Alliant Energy Corp.	54,303	3,283,702
American Electric Power Co., Inc.	112,842	11,708,486
Constellation Energy Corp.	66,205	21,368,326
Duke Energy Corp.	164,223	19,378,314
Edison International	81,932	4,227,691
Entergy Corp.	90,749	7,543,057
Evergy, Inc.	48,669	3,354,754
Eversource Energy	77,622	4,938,312
Exelon Corp.	212,731	9,236,780
FirstEnergy Corp.	108,548	4,370,142
NextEra Energy, Inc.	435,191	30,210,959
NRG Energy, Inc.	42,869	6,883,904
PG&E Corp.	464,221	6,471,241
Pinnacle West Capital Corp.	24,062	2,152,827
PPL Corp.	156,243	5,295,075
Southern Co. (The)	231,877	21,293,265
Xcel Energy, Inc.	121,525	8,275,853

		169,992,688

Gas Utilities (0.1%)
Atmos Energy Corp. (x)	33,591	5,176,709

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	150,473	1,582,976
Vistra Corp.	72,001	13,954,514

		15,537,490

Multi-Utilities (0.6%)
Ameren Corp.	57,118	5,485,613
CenterPoint Energy, Inc.	137,922	5,067,254
CMS Energy Corp.	63,233	4,380,782
Consolidated Edison, Inc.	73,320	7,357,662
Dominion Energy, Inc.	177,769	10,047,504
DTE Energy Co.	43,858	5,809,431
NiSource, Inc. (x)	99,452	4,011,894
Public Service Enterprise Group, Inc.	105,438	8,875,771
Sempra	134,045	10,156,589

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
WEC Energy Group, Inc.	67,230	$7,005,366

		68,197,866

Water Utilities (0.1%)
American Water Works Co., Inc.	41,245	5,737,592

Total Utilities		264,642,345

Total Common Stocks (99.1%) (Cost $2,568,347,249)		11,140,218,497

SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	7,816,511	7,816,511

Total Investment Companies		9,816,511

Total Short-Term Investments (0.1%) (Cost $9,816,511)		9,816,511

Total Investments in Securities (99.2%) (Cost $2,578,163,760)		11,150,035,008
Other Assets Less Liabilities (0.8%)		89,918,488

Net Assets (100%)		$11,239,953,496

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $27,704,600.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $11,264,368. This was collateralized by $1,689,063 of various U.S. Government Treasury Securities, ranging from 3.875% – 4.625%, maturing 3/31/27 – 2/15/35 and by cash of $9,816,511 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	275	9/2025	USD	85,989,063	3,046,282

					3,046,282

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$1,094,120,844	$—	$—	$1,094,120,844
Consumer Discretionary	1,154,511,894	—	—	1,154,511,894
Consumer Staples	612,226,655	—	—	612,226,655
Energy	333,874,923	—	—	333,874,923

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Financials	$1,565,486,597	$—	$—	$1,565,486,597
Health Care	1,039,000,118	—	—	1,039,000,118
Industrials	957,802,752	—	—	957,802,752
Information Technology	3,683,483,590	—	—	3,683,483,590
Materials	209,084,448	—	—	209,084,448
Real Estate	225,984,331	—	—	225,984,331
Utilities	264,642,345	—	—	264,642,345
Futures	3,046,282	—	—	3,046,282
Short-Term Investments
Investment Companies	9,816,511	—	—	9,816,511

Total Assets	$11,153,081,290	$—	$—	$11,153,081,290

Total Liabilities	$—	$—	$—	$—

Total	$11,153,081,290	$—	$—	$11,153,081,290

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$3,046,282	*

Total		$3,046,282

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(842,043)	$(842,043)

Total	$(842,043)	$(842,043)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$5,832,793	$5,832,793

Total	$5,832,793	$5,832,793

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$53,088,107
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$141,400,006

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,744,101,335
Aggregate gross unrealized depreciation	(181,350,832)

Net unrealized appreciation	$8,562,750,503

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,590,330,787

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $2,578,163,760)	$11,150,035,008
Cash	92,122,459
Receivable for Portfolio shares sold	12,566,746
Dividends, interest and other receivables	5,888,110
Due from broker for futures variation margin	412,500
Securities lending income receivable	2,080
Other assets	113,700

Total assets	11,261,140,603

LIABILITIES
Payable for return of collateral on securities loaned	9,816,511
Payable for Portfolio shares repurchased	6,492,616
Investment management fees payable	1,621,828
Distribution fees payable – Class IB	1,460,566
Administrative fees payable	801,021
Distribution fees payable – Class IA	684,196
Accrued expenses	310,369

Total liabilities	21,187,107

Commitments and contingent liabilities^
NET ASSETS	$11,239,953,496

Net assets were comprised of:
Paid in capital	$2,481,693,436
Total distributable earnings (loss)	8,758,260,060

Net assets	$11,239,953,496

Class IA
Net asset value, offering and redemption price per share, $3,426,278,750 / 38,121,814 shares outstanding (unlimited amount authorized: $0.01 par value)	$89.88

Class IB
Net asset value, offering and redemption price per share, $7,341,700,090 / 82,218,282 shares outstanding (unlimited amount authorized: $0.01 par value)	$89.30

Class K
Net asset value, offering and redemption price per share, $471,974,656 / 5,240,951 shares outstanding (unlimited amount authorized: $0.01 par value)	$90.06

(x)	Includes value of securities on loan of $11,264,368.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $5,509 foreign withholding tax)	$70,465,600
Interest	1,902,312
Securities lending (net)	8,914

Total income	72,376,826

EXPENSES
Investment management fees	10,003,590
Distribution fees – Class IB	8,486,851
Administrative fees	4,743,534
Distribution fees – Class IA	4,035,907
Printing and mailing expenses	366,446
Professional fees	241,774
Trustees’ fees	174,705
Custodian fees	108,149
Miscellaneous	89,153

Gross expenses	28,250,109
Less: Waiver from investment manager	(179,647)
Voluntary waiver from investment manager	(499,929)

Net expenses	27,570,533

NET INVESTMENT INCOME (LOSS)	44,806,293

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	73,375,762
Futures contracts	(842,043)

Net realized gain (loss)	72,533,719

Change in unrealized appreciation (depreciation) on:
Investments in securities	507,681,703
Futures contracts	5,832,793

Net change in unrealized appreciation (depreciation)	513,514,496

NET REALIZED AND UNREALIZED GAIN (LOSS)	586,048,215

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$630,854,508

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$44,806,293	$86,321,499
Net realized gain (loss)	72,533,719	259,445,108
Net change in unrealized appreciation (depreciation)	513,514,496	1,800,576,594

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	630,854,508	2,146,343,201

Distributions to shareholders:
Class IA	—	(95,241,950)
Class IB	—	(194,715,441)
Class K	—	(13,793,436)

Total distributions to shareholders	—	(303,750,827)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 929,688 and 1,630,073 shares, respectively ]	77,192,947	129,363,927
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,095,609 shares, respectively ]	—	95,241,950
Capital shares repurchased [ (2,668,449) and (4,343,186) shares, respectively ]	(224,025,063)	(347,623,794)

Total Class IA transactions	(146,832,116)	(123,017,917)

Class IB
Capital shares sold [ 4,116,262 and 7,925,857 shares, respectively ]	341,720,406	627,761,933
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,254,392 shares, respectively ]	—	194,715,441
Capital shares repurchased [ (3,980,381) and (8,179,412) shares, respectively ]	(333,053,485)	(650,394,702)

Total Class IB transactions	8,666,921	172,082,672

Class K
Capital shares sold [ 331,432 and 436,183 shares, respectively ]	27,260,510	34,501,022
Capital shares issued in reinvestment of dividends and distributions [ 0 and 158,497 shares, respectively ]	—	13,793,436
Capital shares repurchased [ (449,402) and (1,129,952) shares, respectively ]	(37,921,733)	(90,812,875)

Total Class K transactions	(10,661,223)	(42,518,417)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(148,826,418)	6,546,338

TOTAL INCREASE (DECREASE) IN NET ASSETS	482,028,090	1,849,138,712
NET ASSETS:
Beginning of period	10,757,925,406	8,908,786,694

End of period	$11,239,953,496	$10,757,925,406

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023	2022	2021	2020
Net asset value, beginning of period	$84.86		$70.17		$56.92	$71.75	$58.15	$51.03

Income (loss) from investment operations:
Net investment income (loss) (e)	0.35		0.68		0.67	0.65	0.55	0.66
Net realized and unrealized gain (loss)	4.67		16.44		13.86	(13.91)	15.63	8.34

Total from investment operations	5.02		17.12		14.53	(13.26)	16.18	9.00

Less distributions:
Dividends from net investment income	—		(0.71)		(0.71)	(0.66)	(0.57)	(0.67)
Distributions from net realized gains	—		(1.72)		(0.57)	(0.91)	(2.01)	(1.21)

Total dividends and distributions	—		(2.43)		(1.28)	(1.57)	(2.58)	(1.88)

Net asset value, end of period	$89.88		$84.86		$70.17	$56.92	$71.75	$58.15

Total return (b)	5.92%		24.33%		25.57%	(18.55)%	27.98%	17.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,426,279		$3,382,521		$2,910,703	$2,436,105	$3,111,842	$2,567,471
Ratio of expenses to average net assets:
After waivers (a)(f)	0.54	%(i)	0.54	%(r)	0.54%	0.55%	0.55%	0.57%
Before waivers (a)(f)	0.55%		0.55%		0.57%	0.56%	0.56%	0.58%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.85%		0.85%		1.05%	1.04%	0.83%	1.30%
Before waivers (a)(f)	0.83%		0.83%		1.02%	1.02%	0.82%	1.29%
Portfolio turnover rate^	1	%(z)	2%		2%	2%	6%	4%

Class IB	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023	2022	2021	2020
Net asset value, beginning of period	$84.31		$69.73		$56.57	$71.32	$57.81	$50.75

Income (loss) from investment operations:
Net investment income (loss) (e)	0.35		0.67		0.67	0.64	0.55	0.66
Net realized and unrealized gain (loss)	4.64		16.34		13.77	(13.82)	15.54	8.28

Total from investment operations	4.99		17.01		14.44	(13.18)	16.09	8.94

Less distributions:
Dividends from net investment income	—		(0.71)		(0.71)	(0.66)	(0.57)	(0.67)
Distributions from net realized gains	—		(1.72)		(0.57)	(0.91)	(2.01)	(1.21)

Total dividends and distributions	—		(2.43)		(1.28)	(1.57)	(2.58)	(1.88)

Net asset value, end of period	$89.30		$84.31		$69.73	$56.57	$71.32	$57.81

Total return (b)	5.92%		24.32%		25.57%	(18.55)%	27.98%	17.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,341,700		$6,920,316		$5,584,288	$4,448,213	$5,434,534	$4,318,446
Ratio of expenses to average net assets:
After waivers (a)(f)	0.54	%(i)	0.54	%(r)	0.54%	0.55%	0.55%	0.57%
Before waivers (a)(f)	0.55%		0.55%		0.57%	0.57%	0.56%	0.58%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.85%		0.85%		1.05%	1.04%	0.83%	1.30%
Before waivers (a)(f)	0.83%		0.83%		1.02%	1.03%	0.82%	1.29%
Portfolio turnover rate^	1	%(z)	2%		2%	2%	6%	4%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023	2022	2021	2020
Net asset value, beginning of period	$84.92		$70.20		$56.93	$71.76	$58.13	$51.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.46		0.88		0.83	0.80	0.71	0.79
Net realized and unrealized gain (loss)	4.68		16.47		13.88	(13.91)	15.65	8.34

Total from investment operations	5.14		17.35		14.71	(13.11)	16.36	9.13

Less distributions:
Dividends from net investment income	—		(0.91)		(0.87)	(0.81)	(0.72)	(0.79)
Distributions from net realized gains	—		(1.72)		(0.57)	(0.91)	(2.01)	(1.21)

Total dividends and distributions	—		(2.63)		(1.44)	(1.72)	(2.73)	(2.00)

Net asset value, end of period	$90.06		$84.92		$70.20	$56.93	$71.76	$58.13

Total return (b)	6.05%		24.63%		25.88%	(18.33)%	28.30%	18.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$471,975		$455,088		$413,796	$345,809	$439,450	$366,179
Ratio of expenses to average net assets:
After waivers (a)(f)	0.29	%(i)	0.29	%(r)	0.29%	0.30%	0.30%	0.32%
Before waivers (a)(f)	0.30%		0.31%		0.32%	0.31%	0.31%	0.33%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.10%		1.10%		1.30%	1.29%	1.08%	1.55%
Before waivers (a)(f)	1.08%		1.08%		1.27%	1.28%	1.07%	1.55%
Portfolio turnover rate^	1	%(z)	2%		2%	2%	6%	4%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(i)	Includes voluntary waiver from investment manager of 0.01%.
(r)	Includes voluntary waiver from investment manager of less than 0.005%.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.6%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	285,400	$8,259,476
Cellnex Telecom SA (m)	11,300	438,592
Zegona Communications plc*	31,300	301,607

		8,999,675

Entertainment (3.0%)
Liberty Media Corp.-Liberty Formula One, Class C*	15,400	1,609,300
Live Nation Entertainment, Inc. (x)*	21,600	3,267,648
Netflix, Inc.*	15,002	20,089,628
ROBLOX Corp., Class A*	24,000	2,524,800
Spotify Technology SA*	5,600	4,297,104
Walt Disney Co. (The)	59,845	7,421,379

		39,209,859

Interactive Media & Services (6.9%)
Alphabet, Inc., Class A	55,367	9,757,326
Alphabet, Inc., Class C	220,340	39,086,112
Meta Platforms, Inc., Class A	57,929	42,756,816

		91,600,254

Total Communication Services		139,809,788

Consumer Discretionary (10.2%)
Automobile Components (0.1%)
Aptiv plc*	24,400	1,664,568

Automobiles (1.4%)
Tesla, Inc.*	57,960	18,411,574

Broadline Retail (4.7%)
Amazon.com, Inc.*	280,500	61,538,895
Etsy, Inc.*	9,500	476,520
Macy’s, Inc.	26,600	310,156

		62,325,571

Distributors (0.1%)
LKQ Corp.	24,300	899,343

Diversified Consumer Services (0.1%)
Service Corp. International	19,400	1,579,160

Hotels, Restaurants & Leisure (1.6%)
Airbnb, Inc., Class A*	18,500	2,448,290
Booking Holdings, Inc.	368	2,130,440
Caesars Entertainment, Inc.*	19,900	564,961
Chipotle Mexican Grill, Inc.*	19,800	1,111,770
Churchill Downs, Inc.	15,200	1,535,200
Domino’s Pizza, Inc.	3,380	1,523,028
DraftKings, Inc., Class A*	40,900	1,754,201
Dutch Bros, Inc., Class A*	10,600	724,722
Marriott International, Inc., Class A	15,810	4,319,450
Restaurant Brands International, Inc.	31,900	2,116,047
Starbucks Corp.	10,200	934,626
Yum! Brands, Inc.	14,250	2,111,565

		21,274,300

Household Durables (0.2%)
PulteGroup, Inc.	18,300	1,929,918
Somnigroup International, Inc.	10,500	714,525

		2,644,443

Specialty Retail (1.4%)
Dick’s Sporting Goods, Inc.	4,100	811,021
Floor & Decor Holdings, Inc., Class A*	6,000	455,760
Home Depot, Inc. (The)	11,420	4,187,029
Lowe’s Cos., Inc.	43,200	9,584,784
Ross Stores, Inc.	24,100	3,074,678
TJX Cos., Inc. (The)	4,370	539,651

		18,652,923

Textiles, Apparel & Luxury Goods (0.6%)
Amer Sports, Inc.*	13,000	503,880
Birkenstock Holding plc*	3,700	181,966
Capri Holdings Ltd. (x)*	14,100	249,570
NIKE, Inc., Class B	45,250	3,214,560
PVH Corp.	19,400	1,330,840
Tapestry, Inc.	21,260	1,866,841

		7,347,657

Total Consumer Discretionary		134,799,539

Consumer Staples (5.4%)
Beverages (1.6%)
Brown-Forman Corp., Class B	6,800	182,988
Coca-Cola Co. (The)	148,506	10,506,800
Constellation Brands, Inc., Class A	12,803	2,082,792
Diageo plc	13,700	343,761
Keurig Dr Pepper, Inc.	120,274	3,976,258
Monster Beverage Corp.*	17,071	1,069,327
PepsiCo, Inc.	22,603	2,984,500

		21,146,426

Consumer Staples Distribution & Retail (1.9%)
Alimentation Couche-Tard, Inc.	14,320	711,820
Costco Wholesale Corp.	10,497	10,391,400
Kroger Co. (The)	21,900	1,570,887
Target Corp.	21,150	2,086,448
Walmart, Inc.	105,063	10,273,060

		25,033,615

Food Products (0.4%)
Archer-Daniels-Midland Co.	12,500	659,750
Bunge Global SA	13,700	1,099,836
J M Smucker Co. (The)	8,600	844,520
Lamb Weston Holdings, Inc.	10,041	520,626
Mondelez International, Inc., Class A	32,031	2,160,170

		5,284,902

Household Products (0.9%)
Clorox Co. (The)	1,100	132,077
Procter & Gamble Co. (The)	69,674	11,100,462
Reynolds Consumer Products, Inc.	16,700	357,714

		11,590,253

Personal Care Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	19,737	1,594,750
Kenvue, Inc.	56,826	1,189,368

		2,784,118

Tobacco (0.4%)
British American Tobacco plc (ADR)	30,500	1,443,565

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Philip Morris International, Inc.	24,800	$4,516,824

		5,960,389

Total Consumer Staples		71,799,703

Energy (3.2%)
Energy Equipment & Services (0.1%)
Weatherford International plc	8,970	451,281

Oil, Gas & Consumable Fuels (3.1%)
Athabasca Oil Corp.*	345,091	1,429,273
Cameco Corp.	11,340	841,768
ConocoPhillips	26,170	2,348,496
Expand Energy Corp.	10,240	1,197,466
Exxon Mobil Corp.	188,265	20,294,967
Galp Energia SGPS SA	23,540	431,740
Imperial Oil Ltd.	43,895	3,487,102
Marathon Petroleum Corp.	10,390	1,725,883
MEG Energy Corp.	136,106	2,571,696
Meren Energy, Inc. (x)	254,141	311,669
Shell plc (ADR)	48,938	3,445,725
South Bow Corp. (x)	20,305	527,102
Valero Energy Corp.	20,591	2,767,842

		41,380,729

Total Energy		41,832,010

Financials (13.8%)
Banks (5.0%)
AIB Group plc	185,130	1,523,246
Banco Santander SA	312,600	2,587,532
Bank of America Corp.	342,919	16,226,927
BNP Paribas SA	29,800	2,679,054
Comerica, Inc.	35,400	2,111,610
Eurobank Ergasias Services and Holdings SA	647,411	2,223,793
First Horizon Corp.	105,600	2,238,720
HDFC Bank Ltd.	41,983	979,815
JPMorgan Chase & Co.	24,524	7,109,753
KeyCorp	78,907	1,374,560
M&T Bank Corp.	9,950	1,930,201
Pathward Financial, Inc.	10,763	851,569
Piraeus Financial Holdings SA	164,192	1,137,637
Synovus Financial Corp.	20,600	1,066,050
Truist Financial Corp.	70,825	3,044,767
UMB Financial Corp.	7,692	808,891
US Bancorp	112,770	5,102,843
Wells Fargo & Co.	167,351	13,408,162

		66,405,130

Capital Markets (3.2%)
Bank of New York Mellon Corp. (The)	36,244	3,302,191
Blackrock, Inc.	7,004	7,348,947
Cboe Global Markets, Inc.	8,956	2,088,629
Charles Schwab Corp. (The)	97,405	8,887,232
DigitalBridge Group, Inc.	25,530	264,235
Etoro Group Ltd., Class A*	2,700	179,793
Intercontinental Exchange, Inc.	27,591	5,062,121
London Stock Exchange Group plc	9,548	1,393,830
LPL Financial Holdings, Inc.	4,826	1,809,605
MarketAxess Holdings, Inc.	18,477	4,126,653
Northern Trust Corp.	24,600	3,119,034
State Street Corp.	17,615	1,873,179
Tradeweb Markets, Inc., Class A	5,934	868,738
Virtu Financial, Inc., Class A	45,896	2,055,682

		42,379,869

Consumer Finance (0.2%)
OneMain Holdings, Inc.	16,970	967,290
SLM Corp.	29,900	980,421

		1,947,711

Financial Services (2.4%)
Affirm Holdings, Inc., Class A*	16,740	1,157,404
Apollo Global Management, Inc.	20,552	2,915,712
Berkshire Hathaway, Inc., Class A*	4	2,915,200
Block, Inc., Class A*	5,862	398,206
Fiserv, Inc.*	25,369	4,373,869
Mastercard, Inc., Class A	26,478	14,879,047
PayPal Holdings, Inc.*	38,200	2,839,024
UWM Holdings Corp., Class A (x)	159,003	658,272
Visa, Inc., Class A	5,120	1,817,856

		31,954,590

Insurance (3.0%)
American Financial Group, Inc.	14,503	1,830,424
Arthur J Gallagher & Co.	15,003	4,802,760
Brighthouse Financial, Inc.*	17,300	930,221
Chubb Ltd.	28,609	8,288,599
Fairfax Financial Holdings Ltd.	1,774	3,202,124
Hartford Insurance Group, Inc. (The)	36,903	4,681,884
Hiscox Ltd.	86,400	1,488,392
Marsh & McLennan Cos., Inc.	26,541	5,802,924
Travelers Cos., Inc. (The)	18,146	4,854,781
Unum Group	15,114	1,220,607
Willis Towers Watson plc	9,777	2,996,650

		40,099,366

Total Financials		182,786,666

Health Care (9.4%)
Biotechnology (2.5%)
AbbVie, Inc.	57,853	10,738,674
Alnylam Pharmaceuticals, Inc.*	10,783	3,516,229
Argenx SE (ADR)*	5,802	3,198,178
BeOne Medicines Ltd. (ADR)*	2,931	709,507
BioMarin Pharmaceutical, Inc.*	13,612	748,252
BioNTech SE (ADR) (x)*	5,520	587,714
Exact Sciences Corp.*	12,300	653,622
Gilead Sciences, Inc.	82,551	9,152,429
Insmed, Inc.*	6,300	634,032
Nuvalent, Inc., Class A*	8,000	610,400
Ultragenyx Pharmaceutical, Inc.*	6,900	250,884
Vertex Pharmaceuticals, Inc.*	3,800	1,691,760

		32,491,681

Health Care Equipment & Supplies (2.9%)
Abbott Laboratories	44,842	6,098,960
Baxter International, Inc.	95,574	2,893,981
Boston Scientific Corp.*	109,646	11,777,077
Insulet Corp.*	10,072	3,164,421
Intuitive Surgical, Inc.*	7,214	3,920,160
Masimo Corp.*	10,700	1,799,954
Penumbra, Inc.*	7,415	1,902,911

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Stryker Corp.	16,208	$6,412,371

		37,969,835

Health Care Providers & Services (1.5%)
Cencora, Inc.	20,838	6,248,274
CVS Health Corp.	71,827	4,954,627
HealthEquity, Inc.*	6,600	691,416
Molina Healthcare, Inc.*	5,742	1,710,542
Tenet Healthcare Corp.*	20,270	3,567,520
UnitedHealth Group, Inc.	10,604	3,308,130

		20,480,509

Health Care Technology (0.1%)
Veeva Systems, Inc., Class A*	5,192	1,495,192

Life Sciences Tools & Services (0.5%)
Danaher Corp.	29,861	5,898,742
IQVIA Holdings, Inc.*	4,700	740,673

		6,639,415

Pharmaceuticals (1.9%)
Eli Lilly & Co.	18,303	14,267,737
Merck & Co., Inc.	15,761	1,247,641
Pfizer, Inc.	131,374	3,184,506
Teva Pharmaceutical Industries Ltd. (ADR)*	39,630	664,199
UCB SA	27,764	5,460,034
Verona Pharma plc (ADR)*	3,300	312,114

		25,136,231

Total Health Care		124,212,863

Industrials (8.7%)
Aerospace & Defense (2.9%)
Boeing Co. (The)*	32,195	6,745,818
GE Aerospace	43,773	11,266,733
Howmet Aerospace, Inc.	29,580	5,505,725
Lockheed Martin Corp.	12,055	5,583,153
Northrop Grumman Corp.	5,729	2,864,385
RTX Corp.	12,999	1,898,114
TransDigm Group, Inc.	3,270	4,972,493

		38,836,421

Building Products (0.8%)
Trane Technologies plc	24,299	10,628,626

Commercial Services & Supplies (0.5%)
Cintas Corp.	13,950	3,109,037
Republic Services, Inc.	12,110	2,986,447

		6,095,484

Construction & Engineering (0.3%)
Quanta Services, Inc.	9,190	3,474,555

Electrical Equipment (1.3%)
AMETEK, Inc.	29,527	5,343,206
Eaton Corp. plc	11,890	4,244,611
GE Vernova, Inc.	14,680	7,767,922

		17,355,739

Ground Transportation (1.0%)
CSX Corp.	90,410	2,950,078
Old Dominion Freight Line, Inc.	14,250	2,312,775
Uber Technologies, Inc.*	61,440	5,732,352
Union Pacific Corp.	11,450	2,634,416

		13,629,621

Machinery (1.4%)
Deere & Co.	5,840	2,969,582
Dover Corp.	15,840	2,902,363
Ingersoll Rand, Inc.	34,890	2,902,150
Parker-Hannifin Corp.	10,994	7,678,979
Westinghouse Air Brake Technologies Corp.	12,320	2,579,192

		19,032,266

Professional Services (0.2%)
Verisk Analytics, Inc.	9,650	3,005,975

Trading Companies & Distributors (0.3%)
Fastenal Co.	51,020	2,142,840
United Rentals, Inc.	1,580	1,190,372

		3,333,212

Total Industrials		115,391,899

Information Technology (31.7%)
Communications Equipment (1.8%)
Arista Networks, Inc.*	52,707	5,392,453
Cisco Systems, Inc.	256,412	17,789,865
Motorola Solutions, Inc.	1,900	798,874

		23,981,192

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	31,489	3,109,539

IT Services (0.4%)
Accenture plc, Class A	2,300	687,447
Gartner, Inc.*	9,800	3,961,356

		4,648,803

Semiconductors & Semiconductor Equipment (13.1%)
Advanced Micro Devices, Inc.*	1,900	269,610
Analog Devices, Inc.	48,600	11,567,772
Astera Labs, Inc.*	600	54,252
Broadcom, Inc.	95,432	26,305,831
First Solar, Inc.*	1,090	180,439
Marvell Technology, Inc.	61,700	4,775,580
Micron Technology, Inc.	69,822	8,605,561
NVIDIA Corp.	665,345	105,117,856
NXP Semiconductors NV	23,437	5,120,750
SK Hynix, Inc.	12,310	2,663,397
Taiwan Semiconductor Manufacturing Co. Ltd.	131,000	4,753,526
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	18,200	4,122,118

		173,536,692

Software (9.3%)
Cadence Design Systems, Inc.*	15,200	4,683,880
HubSpot, Inc.*	4,100	2,282,183
Intuit, Inc.	800	630,104
Microsoft Corp.	223,600	111,220,876
Oracle Corp.	6,171	1,349,165
Palantir Technologies, Inc., Class A*	4,600	627,072
ServiceNow, Inc.*	1,300	1,336,504
Synopsys, Inc.*	1,600	820,288

		122,950,072

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Technology Hardware, Storage & Peripherals (6.9%)
Apple, Inc.	441,054	$90,491,049

Total Information Technology		418,717,347

Materials (1.9%)
Chemicals (1.3%)
Air Products and Chemicals, Inc.	6,000	1,692,360
Axalta Coating Systems Ltd.*	18,908	561,378
Balchem Corp.	4,060	646,352
Chemours Co. (The) (x)	20,506	234,794
Corteva, Inc.	21,568	1,607,463
Dow, Inc.	5,650	149,612
Ecolab, Inc.	10,099	2,721,075
Element Solutions, Inc.	17,000	385,050
Linde plc	12,437	5,835,192
Mosaic Co. (The)	37,290	1,360,339
Nutrien Ltd. (x)	7,098	413,387
Sherwin-Williams Co. (The)	3,019	1,036,604

		16,643,606

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	2,473	1,357,578

Containers & Packaging (0.1%)
AptarGroup, Inc.	3,724	582,545
International Paper Co.	23,197	1,086,316

		1,668,861

Metals & Mining (0.4%)
First Quantum Minerals Ltd.*	47,790	848,937
Freeport-McMoRan, Inc.	24,087	1,044,171
Newmont Corp.	24,160	1,407,562
Nucor Corp.	8,937	1,157,699
Teck Resources Ltd., Class B	10,140	409,453
Wheaton Precious Metals Corp.	8,975	805,955

		5,673,777

Total Materials		25,343,822

Real Estate (2.0%)
Health Care REITs (0.3%)
CareTrust REIT, Inc. (REIT)	11,406	349,024
Ventas, Inc. (REIT)	14,645	924,832
Welltower, Inc. (REIT)	18,858	2,899,040

		4,172,896

Industrial REITs (0.2%)
Prologis, Inc. (REIT)	13,391	1,407,662
Terreno Realty Corp. (REIT)	12,635	708,444

		2,116,106

Office REITs (0.1%)
COPT Defense Properties (REIT)	22,906	631,747
Kilroy Realty Corp. (REIT) (x)	16,000	548,960

		1,180,707

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	9,311	1,304,657

Residential REITs (0.2%)
Camden Property Trust (REIT)	8,500	957,865
Invitation Homes, Inc. (REIT)	46,532	1,526,250
Sun Communities, Inc. (REIT)	5,000	632,450

		3,116,565

Retail REITs (0.2%)
Curbline Properties Corp. (REIT)	23,455	535,478
Macerich Co. (The) (REIT)	43,284	700,335
NNN REIT, Inc. (REIT)	15,575	672,528
Tanger, Inc. (REIT)	18,313	560,012

		2,468,353

Specialized REITs (0.9%)
American Tower Corp. (REIT)	17,951	3,967,530
CubeSmart (REIT)	24,428	1,038,190
Digital Realty Trust, Inc. (REIT)	9,816	1,711,223
Equinix, Inc. (REIT)	2,908	2,313,227
Extra Space Storage, Inc. (REIT)	388	57,207
Four Corners Property Trust, Inc. (REIT)	11,357	305,617
Iron Mountain, Inc. (REIT)	8,400	861,588
Public Storage (REIT)	4,767	1,398,733

		11,653,315

Total Real Estate		26,012,599

Utilities (2.2%)
Electric Utilities (1.6%)
Constellation Energy Corp.	9,706	3,132,708
Duke Energy Corp.	24,030	2,835,540
Entergy Corp.	18,870	1,568,474
Evergy, Inc.	16,110	1,110,462
Exelon Corp.	42,000	1,823,640
NextEra Energy, Inc.	58,230	4,042,327
NRG Energy, Inc.	7,360	1,181,869
PG&E Corp.	74,580	1,039,645
PPL Corp.	35,740	1,211,229
Southern Co. (The)	9,120	837,490
TXNM Energy, Inc.	6,450	363,264
Xcel Energy, Inc.	18,580	1,265,298

		20,411,946

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	6,750	71,010
Vistra Corp.	13,410	2,598,992

		2,670,002

Multi-Utilities (0.4%)
Ameren Corp.	13,880	1,333,035
CenterPoint Energy, Inc.	35,290	1,296,555
NiSource, Inc.	24,250	978,245
Sempra	26,410	2,001,086

		5,608,921

Total Utilities		28,690,869

Total Common Stocks (99.1%) (Cost $798,329,947)		1,309,397,105

EXCHANGE TRADED FUNDS (ETF):
Equity (0.1%)
iShares Core S&P 500 ETF	3,300	2,048,970

Total Exchange Traded Funds (0.1%) (Cost $1,950,048)		2,048,970

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	1,150,350	$1,150,350

Total Short-Term Investments (0.1%) (Cost $1,150,350)		1,150,350

Total Investments in Securities (99.3%) (Cost $801,430,345)		1,312,596,425
Other Assets Less Liabilities (0.7%)		8,835,312

Net Assets (100%)		$1,321,431,737

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the market value or fair value, as applicable, of these securities amounted to $438,592 or 0.0% of net assets.

(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $5,227,986. This was collateralized by $4,189,334 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 8/19/25 – 2/15/55 and by cash of $1,150,350 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$139,069,589	$740,199	$—	$139,809,788
Consumer Discretionary	134,799,539	—	—	134,799,539
Consumer Staples	71,455,942	343,761	—	71,799,703
Energy	41,400,270	431,740	—	41,832,010
Financials	168,773,367	14,013,299	—	182,786,666
Health Care	118,752,829	5,460,034	—	124,212,863
Industrials	115,391,899	—	—	115,391,899
Information Technology	411,300,424	7,416,923	—	418,717,347
Materials	25,343,822	—	—	25,343,822
Real Estate	26,012,599	—	—	26,012,599
Utilities	28,690,869	—	—	28,690,869
Exchange Traded Funds	2,048,970	—	—	2,048,970
Short-Term Investments
Investment Companies	1,150,350	—	—	1,150,350

Total Assets	$1,284,190,469	$28,405,956	$—	$1,312,596,425

Total Liabilities	$—	$—	$—	$—

Total	$1,284,190,469	$28,405,956	$—	$1,312,596,425

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(5,315)	$(5,315)

Total	$(5,315)	$(5,315)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$1,687	$1,687

Total	$1,687	$1,687

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value sold — in USD	$501,000

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$367,075,613
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$405,430,620

During the six months ended June 30, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 4%)*	Net Proceeds of Sales and Redemptions (affiliated 4%)*	Net Realized Gain (Loss)
$ 16,160,811	$18,237,344	$1,565,491

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$527,449,545
Aggregate gross unrealized depreciation	(18,007,120)

Net unrealized appreciation	$509,442,425

Federal income tax cost of investments in securities and derivative instruments, if applicable	$803,154,000

For the six months ended June 30, 2025, the Portfolio incurred approximately $21,121 as brokerage commissions with National Financial Services LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $801,430,345)	$1,312,596,425
Cash	10,511,184
Foreign cash (Cost $170,029)	194,403
Receivable for securities sold	1,506,946
Dividends, interest and other receivables	917,749
Receivable for Portfolio shares sold	551,173
Securities lending income receivable	1,353
Other assets	15,596

Total assets	1,326,294,829

LIABILITIES
Payable for securities purchased	2,318,469
Payable for return of collateral on securities loaned	1,150,350
Investment management fees payable	525,770
Payable for Portfolio shares repurchased	399,319
Distribution fees payable – Class IB	262,645
Administrative fees payable	94,648
Accrued India taxes	33,128
Accrued expenses	78,763

Total liabilities	4,863,092

Commitments and contingent liabilities^
NET ASSETS	$1,321,431,737

Net assets were comprised of:
Paid in capital	$743,993,676
Total distributable earnings (loss)	577,438,061

Net assets	$1,321,431,737

Class IB
Net asset value, offering and redemption price per share, $1,316,870,628 / 21,044,162 shares outstanding (unlimited amount authorized: $0.01 par value)	$62.58

Class K
Net asset value, offering and redemption price per share, $4,561,109 / 69,891 shares outstanding (unlimited amount authorized: $0.01 par value)	$65.26

(x)	Includes value of securities on loan of $5,227,986.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $92,628 foreign withholding tax)	$7,617,236
Interest	228,738
Securities lending (net)	6,068

Total income	7,852,042

EXPENSES
Investment management fees	3,261,718
Distribution fees – Class IB	1,550,844
Administrative fees	564,936
Custodian fees	68,662
Professional fees	57,673
Printing and mailing expenses	47,950
Trustees’ fees	20,866
Miscellaneous	11,966

Gross expenses	5,584,615
Less: Waiver from investment manager	(173,291)

Net expenses	5,411,324

NET INVESTMENT INCOME (LOSS)	2,440,718

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	33,563,954
Forward foreign currency contracts	(5,315)
Foreign currency transactions	3,674

Net realized gain (loss)	33,562,313

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $19,845 on unrealized appreciation on investments)	27,531,920
Forward foreign currency contracts	1,687
Foreign currency translations	32,574

Net change in unrealized appreciation (depreciation)	27,566,181

NET REALIZED AND UNREALIZED GAIN (LOSS)	61,128,494

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$63,569,212

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,440,718	$4,154,049
Net realized gain (loss)	33,562,313	110,210,151
Net change in unrealized appreciation (depreciation)	27,566,181	152,155,649

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	63,569,212	266,519,849

Distributions to shareholders:
Class IB	—	(89,899,235)
Class K	—	(320,270)

Total distributions to shareholders	—	(90,219,505)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 458,471 and 1,129,444 shares, respectively ]	26,685,690	66,859,082
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,464,379 shares, respectively ]	—	89,899,235
Capital shares repurchased [ (1,204,505) and (2,500,969) shares, respectively ]	(70,033,869)	(147,216,830)

Total Class IB transactions	(43,348,179)	9,541,487

Class K
Capital shares sold [ 0 and 17,662 shares, respectively ]	—	1,140,248
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,010 shares, respectively ]	—	320,270
Capital shares repurchased [ (5,452) and (1,802) shares, respectively ]	(341,959)	(107,924)

Total Class K transactions	(341,959)	1,352,594

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(43,690,138)	10,894,081

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,879,074	187,194,425
NET ASSETS:
Beginning of period	1,301,552,663	1,114,358,238

End of period	$1,321,431,737	$1,301,552,663

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022		2021		2020
Net asset value, beginning of period	$59.52		$51.23		$40.04		$54.08		$48.20		$39.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.20		0.20		0.21		0.18	(bb)	0.28	(1)
Net realized and unrealized gain (loss)	2.95		12.46		12.34		(11.54)		11.80		10.14

Total from investment operations	3.06		12.66		12.54		(11.33)		11.98		10.42

Less distributions:
Dividends from net investment income	—		(0.22)		(0.21)		(0.23)		(0.21)		(0.30)
Distributions from net realized gains	—		(4.15)		(1.14)		(2.48)		(5.89)		(1.79)

Total dividends and distributions	—		(4.37)		(1.35)		(2.71)		(6.10)		(2.09)

Net asset value, end of period	$62.58		$59.52		$51.23		$40.04		$54.08		$48.20

Total return (b)	5.14%		24.51%		31.38%		(21.06)%		25.22%		26.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,316,871		$1,296,882		$1,111,461		$892,616		$1,133,781		$959,968
Ratio of expenses to average net assets:
After waivers (a)(f)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)
Before waivers (a)(f)	0.90%		0.90%		0.91%		0.91%		0.90%		0.92%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.39%		0.33%		0.44%		0.46%		0.33	%(cc)	0.68	%(aa)
Before waivers (a)(f)	0.36%		0.30%		0.40%		0.43%		0.30	%(cc)	0.63	%(aa)
Portfolio turnover rate^	29	%(z)	54%		44%		54%		53%		88%

Class K	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023		2022		2021		2020
Net asset value, beginning of period	$61.99		$53.19		$41.52		$55.96		$49.68		$41.02

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19		0.36		0.34		0.33		0.33	(bb)	0.39
Net realized and unrealized gain (loss)	3.08		12.96		12.80		(11.94)		12.18		10.46

Total from investment operations	3.27		13.32		13.14		(11.61)		12.51		10.85

Less distributions:
Dividends from net investment income	—		(0.37)		(0.33)		(0.35)		(0.34)		(0.40)
Distributions from net realized gains	—		(4.15)		(1.14)		(2.48)		(5.89)		(1.79)

Total dividends and distributions	—		(4.52)		(1.47)		(2.83)		(6.23)		(2.19)

Net asset value, end of period	$65.26		$61.99		$53.19		$41.52		$55.96		$49.68

Total return (b)	5.28%		24.84%		31.70%		(20.87)%		25.53%		26.64%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,561		$4,671		$2,898		$1,527		$2,802		$2,283
Ratio of expenses to average net assets:
After waivers (a)(f)	0.62	%(j)	0.62	%(j)	0.62	%(j)	0.62	%(j)	0.62	%(j)	0.62	%(j)
Before waivers (a)(f)	0.65%		0.65%		0.66%		0.66%		0.65%		0.67%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.64%		0.59%		0.71%		0.70%		0.58	%(cc)	0.93	%(aa)
Before waivers (a)(f)	0.61%		0.56%		0.66%		0.66%		0.55	%(cc)	0.88	%(aa)
Portfolio turnover rate^	29	%(z)	54%		44%		54%		53%		88%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.23 and $0.34 for Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.87% for Class IB and 0.62% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.13% lower.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.13 and $0.28 for Class IB and Class K, respectively.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.09% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.2%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	9,592	$277,593
Verizon Communications, Inc.	5,620	243,177

		520,770

Entertainment (0.4%)
Electronic Arts, Inc.	306	48,868
Live Nation Entertainment, Inc. (x)*	214	32,374
Netflix, Inc.*	566	757,948
Take-Two Interactive Software, Inc.*	220	53,427
TKO Group Holdings, Inc., Class A	91	16,557
Walt Disney Co. (The)	2,371	294,028
Warner Bros Discovery, Inc.*	2,977	34,116

		1,237,318

Interactive Media & Services (1.5%)
Alphabet, Inc., Class A	7,725	1,361,377
Alphabet, Inc., Class C	6,222	1,103,721
Match Group, Inc.	297	9,174
Meta Platforms, Inc., Class A	2,878	2,124,223

		4,598,495

Media (0.1%)
Charter Communications, Inc., Class A*	129	52,737
Comcast Corp., Class A	4,886	174,381
Fox Corp., Class A	249	13,954
Fox Corp., Class B	180	9,293
Interpublic Group of Cos., Inc. (The)	480	11,750
News Corp., Class A	513	15,246
News Corp., Class B	153	5,250
Omnicom Group, Inc.	259	18,633
Paramount Global, Class B	779	10,049

		311,293

Wireless Telecommunication Services (0.0%)†
T-Mobile US, Inc.	631	150,342

Total Communication Services		6,818,218

Consumer Discretionary (2.4%)
Automobile Components (0.0%)†
Aptiv plc*	301	20,534

Automobiles (0.4%)
Ford Motor Co.	5,268	57,158
General Motors Co.	1,276	62,792
Tesla, Inc.*	3,717	1,180,742

		1,300,692

Broadline Retail (0.9%)
Amazon.com, Inc.*	12,535	2,750,054
eBay, Inc.	597	44,452

		2,794,506

Distributors (0.0%)†
Genuine Parts Co.	191	23,170
LKQ Corp.	354	13,102
Pool Corp.	53	15,448

		51,720

Hotels, Restaurants & Leisure (0.5%)
Airbnb, Inc., Class A*	583	77,154
Booking Holdings, Inc.	43	248,937
Caesars Entertainment, Inc.*	275	7,807
Carnival Corp.*	1,448	40,718
Chipotle Mexican Grill, Inc.*	1,814	101,856
Darden Restaurants, Inc.	148	32,260
Domino’s Pizza, Inc.	47	21,178
DoorDash, Inc., Class A*	457	112,655
Expedia Group, Inc.	150	25,302
Hilton Worldwide Holdings, Inc.	310	82,565
Las Vegas Sands Corp.	446	19,406
Marriott International, Inc., Class A	295	80,597
McDonald’s Corp.	953	278,438
MGM Resorts International*	262	9,010
Norwegian Cruise Line Holdings Ltd.*	611	12,391
Royal Caribbean Cruises Ltd.	332	103,963
Starbucks Corp.	1,515	138,820
Wynn Resorts Ltd.	121	11,334
Yum! Brands, Inc.	378	56,012

		1,460,403

Household Durables (0.1%)
DR Horton, Inc.	357	46,024
Garmin Ltd.	207	43,205
Lennar Corp., Class A	315	34,842
Mohawk Industries, Inc.*	66	6,919
NVR, Inc.*	4	29,543
PulteGroup, Inc.	269	28,369

		188,902

Leisure Products (0.0%)†
Hasbro, Inc.	164	12,107

Specialty Retail (0.4%)
AutoZone, Inc.*	22	81,669
Best Buy Co., Inc.	264	17,722
CarMax, Inc.*	213	14,316
Home Depot, Inc. (The)	1,321	484,331
Lowe’s Cos., Inc.	733	162,631
O’Reilly Automotive, Inc.*	1,122	101,126
Ross Stores, Inc.	444	56,646
TJX Cos., Inc. (The)	1,471	181,654
Tractor Supply Co.	722	38,100
Ulta Beauty, Inc.*	57	26,666
Williams-Sonoma, Inc.	166	27,119

		1,191,980

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	207	21,335
Lululemon Athletica, Inc.*	139	33,024
NIKE, Inc., Class B	1,584	112,527
Ralph Lauren Corp.	53	14,537
Tapestry, Inc.	279	24,499

		205,922

Total Consumer Discretionary		7,226,766

Consumer Staples (1.2%)
Beverages (0.3%)
Brown-Forman Corp., Class B	231	6,216
Coca-Cola Co. (The)	5,159	364,999

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Constellation Brands, Inc., Class A	193	$31,397
Keurig Dr Pepper, Inc.	1,826	60,368
Molson Coors Beverage Co., Class B	210	10,099
Monster Beverage Corp.*	952	59,634
PepsiCo, Inc.	1,822	240,577

		773,290

Consumer Staples Distribution & Retail (0.4%)
Costco Wholesale Corp.	590	584,065
Dollar General Corp.	291	33,285
Dollar Tree, Inc.*	247	24,463
Kroger Co. (The)	835	59,894
Sysco Corp.	618	46,807
Target Corp.	587	57,908
Walgreens Boots Alliance, Inc.	925	10,619
Walmart, Inc.	5,748	562,039

		1,379,080

Food Products (0.1%)
Archer-Daniels-Midland Co.	663	34,993
Bunge Global SA	191	15,333
Campbell’s Co. (The)	246	7,540
Conagra Brands, Inc.	640	13,101
General Mills, Inc.	695	36,008
Hershey Co. (The)	198	32,858
Hormel Foods Corp.	363	10,981
J M Smucker Co. (The)	142	13,944
Kellanova	354	28,154
Kraft Heinz Co. (The)	1,190	30,726
Lamb Weston Holdings, Inc.	183	9,489
McCormick & Co., Inc. (Non-Voting)	331	25,096
Mondelez International, Inc., Class A	1,730	116,671
Tyson Foods, Inc., Class A	380	21,257

		396,151

Household Products (0.2%)
Church & Dwight Co., Inc.	328	31,524
Clorox Co. (The)	166	19,932
Colgate-Palmolive Co.	1,055	95,899
Kimberly-Clark Corp.	426	54,920
Procter & Gamble Co. (The)	3,118	496,760

		699,035

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	313	25,290
Kenvue, Inc.	2,573	53,853

		79,143

Tobacco (0.2%)
Altria Group, Inc.	2,227	130,569
Philip Morris International, Inc.	2,071	377,191

		507,760

Total Consumer Staples		3,834,459

Energy (0.7%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	1,340	51,376
Halliburton Co.	1,190	24,252
Schlumberger NV	1,831	61,888

		137,516

Oil, Gas & Consumable Fuels (0.6%)
APA Corp. (x)	458	8,377
Chevron Corp.	2,162	309,577
ConocoPhillips	1,663	149,238
Coterra Energy, Inc.	1,022	25,938
Devon Energy Corp.	804	25,575
Diamondback Energy, Inc.	249	34,212
EOG Resources, Inc.	726	86,837
EQT Corp.	802	46,773
Expand Energy Corp.	287	33,562
Exxon Mobil Corp.	5,703	614,783
Hess Corp.	369	51,121
Kinder Morgan, Inc.	2,589	76,117
Marathon Petroleum Corp.	400	66,444
Occidental Petroleum Corp.	956	40,161
ONEOK, Inc.	844	68,896
Phillips 66	527	62,871
Targa Resources Corp.	277	48,220
Texas Pacific Land Corp.	25	26,410
Valero Energy Corp.	424	56,994
Williams Cos., Inc. (The)	1,637	102,820

		1,934,926

Total Energy		2,072,442

Financials (3.2%)
Banks (0.8%)
Bank of America Corp.	8,700	411,684
Citigroup, Inc.	2,458	209,225
Citizens Financial Group, Inc.	605	27,074
Fifth Third Bancorp	901	37,058
Huntington Bancshares, Inc.	1,981	33,201
JPMorgan Chase & Co.	3,681	1,067,159
KeyCorp	1,388	24,179
M&T Bank Corp.	205	39,768
PNC Financial Services Group, Inc. (The)	514	95,820
Regions Financial Corp.	1,234	29,024
Truist Financial Corp.	1,696	72,911
US Bancorp	2,084	94,301
Wells Fargo & Co.	4,322	346,278

		2,487,682

Capital Markets (0.8%)
Ameriprise Financial, Inc.	123	65,649
Bank of New York Mellon Corp. (The)	968	88,194
Blackrock, Inc.	192	201,456
Blackstone, Inc.	980	146,588
Cboe Global Markets, Inc.	143	33,349
Charles Schwab Corp. (The)	2,279	207,936
CME Group, Inc.	474	130,644
Coinbase Global, Inc., Class A*	281	98,488
FactSet Research Systems, Inc.	52	23,259
Goldman Sachs Group, Inc. (The)	405	286,639
Intercontinental Exchange, Inc.	756	138,703
Invesco Ltd.	581	9,162
KKR & Co., Inc.	906	120,525
MarketAxess Holdings, Inc.	48	10,720
Moody’s Corp.	202	101,321
Morgan Stanley	1,652	232,701
MSCI, Inc.	100	57,674
Nasdaq, Inc.	554	49,539

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Northern Trust Corp.	245	$31,064
Raymond James Financial, Inc.	251	38,496
S&P Global, Inc.	414	218,298
State Street Corp.	395	42,004
T. Rowe Price Group, Inc.	297	28,661

		2,361,070

Consumer Finance (0.1%)
American Express Co.	738	235,407
Capital One Financial Corp.	853	181,484
Synchrony Financial	485	32,369

		449,260

Financial Services (1.0%)
Apollo Global Management, Inc.	600	85,122
Berkshire Hathaway, Inc., Class B*	2,436	1,183,336
Corpay, Inc.*	95	31,523
Fidelity National Information Services, Inc.	678	55,196
Fiserv, Inc.*	733	126,376
Global Payments, Inc.	341	27,294
Jack Henry & Associates, Inc.	98	17,657
Mastercard, Inc., Class A	1,073	602,962
PayPal Holdings, Inc.*	1,283	95,352
Visa, Inc., Class A	2,269	805,608

		3,030,426

Insurance (0.5%)
Aflac, Inc.	639	67,389
Allstate Corp. (The)	355	71,465
American International Group, Inc.	765	65,476
Aon plc, Class A	281	100,250
Arch Capital Group Ltd.	503	45,798
Arthur J Gallagher & Co.	343	109,801
Assurant, Inc.	65	12,837
Brown & Brown, Inc.	317	35,146
Chubb Ltd.	500	144,860
Cincinnati Financial Corp.	196	29,188
Erie Indemnity Co., Class A	32	11,097
Everest Group Ltd.	58	19,711
Globe Life, Inc.	113	14,045
Hartford Insurance Group, Inc. (The)	394	49,987
Loews Corp.	244	22,365
Marsh & McLennan Cos., Inc.	660	144,303
MetLife, Inc.	741	59,591
Principal Financial Group, Inc.	290	23,035
Progressive Corp. (The)	771	205,749
Prudential Financial, Inc.	484	52,001
Travelers Cos., Inc. (The)	306	81,867
W.R. Berkley Corp.	407	29,902
Willis Towers Watson plc	125	38,313

		1,434,176

Total Financials		9,762,614

Health Care (2.1%)
Biotechnology (0.4%)
AbbVie, Inc.	2,346	435,465
Amgen, Inc.	717	200,194
Biogen, Inc.*	195	24,490
Gilead Sciences, Inc.	1,637	181,494
Incyte Corp.*	230	15,663
Moderna, Inc.*	449	12,388
Regeneron Pharmaceuticals, Inc.	135	70,875
Vertex Pharmaceuticals, Inc.*	337	150,032

		1,090,601

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories	2,318	315,271
Align Technology, Inc.*	94	17,797
Baxter International, Inc.	689	20,863
Becton Dickinson & Co.	369	63,560
Boston Scientific Corp.*	1,978	212,457
Cooper Cos., Inc. (The)*	267	19,000
Dexcom, Inc.*	534	46,613
Edwards Lifesciences Corp.*	763	59,674
GE HealthCare Technologies, Inc.	613	45,405
Hologic, Inc.*	266	17,333
IDEXX Laboratories, Inc.*	106	56,852
Insulet Corp.*	94	29,533
Intuitive Surgical, Inc.*	476	258,663
Medtronic plc	1,710	149,061
ResMed, Inc.	197	50,826
Solventum Corp.*	191	14,485
STERIS plc	131	31,469
Stryker Corp.	459	181,594
Zimmer Biomet Holdings, Inc.	240	21,890

		1,612,346

Health Care Providers & Services (0.4%)
Cardinal Health, Inc.	308	51,744
Cencora, Inc.	231	69,265
Centene Corp.*	625	33,925
Cigna Group (The)	357	118,017
CVS Health Corp.	1,699	117,197
DaVita, Inc.*	54	7,692
Elevance Health, Inc.	301	117,077
HCA Healthcare, Inc.	233	89,262
Henry Schein, Inc.*	169	12,346
Humana, Inc.	161	39,361
Labcorp Holdings, Inc.	114	29,926
McKesson Corp.	164	120,176
Molina Healthcare, Inc.*	67	19,959
Quest Diagnostics, Inc.	150	26,945
UnitedHealth Group, Inc.	1,208	376,860
Universal Health Services, Inc., Class B	80	14,492

		1,244,244

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	390	46,024
Bio-Techne Corp.	201	10,342
Charles River Laboratories International, Inc.*	65	9,862
Danaher Corp.	837	165,341
IQVIA Holdings, Inc.*	208	32,779
Mettler-Toledo International, Inc.*	28	32,892
Revvity, Inc.	169	16,346
Thermo Fisher Scientific, Inc.	500	202,730
Waters Corp.*	79	27,574
West Pharmaceutical Services, Inc.	98	21,442

		565,332

Pharmaceuticals (0.6%)
Bristol-Myers Squibb Co.	2,726	126,187
Eli Lilly & Co.	1,044	813,829

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Johnson & Johnson	3,201	$488,953
Merck & Co., Inc.	3,319	262,732
Pfizer, Inc.	7,556	183,157
Viatris, Inc.	1,643	14,672
Zoetis, Inc.	585	91,231

		1,980,761

Total Health Care		6,493,284

Industrials (1.9%)
Aerospace & Defense (0.5%)
Axon Enterprise, Inc.*	99	81,966
Boeing Co. (The)*	1,002	209,949
GE Aerospace	1,413	363,692
General Dynamics Corp.	331	96,539
Howmet Aerospace, Inc.	528	98,277
Huntington Ingalls Industries, Inc.	50	12,073
L3Harris Technologies, Inc.	242	60,703
Lockheed Martin Corp.	274	126,900
Northrop Grumman Corp.	177	88,496
RTX Corp.	1,788	261,084
Textron, Inc.	212	17,022
TransDigm Group, Inc.	76	115,569

		1,532,270

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	157	15,064
Expeditors International of Washington, Inc.	190	21,708
FedEx Corp.	298	67,738
United Parcel Service, Inc., Class B	980	98,921

		203,431

Building Products (0.1%)
A.O. Smith Corp.	161	10,557
Allegion plc	122	17,583
Builders FirstSource, Inc.*	132	15,403
Carrier Global Corp.	1,039	76,044
Johnson Controls International plc	854	90,199
Lennox International, Inc.	44	25,223
Masco Corp.	296	19,051
Trane Technologies plc	291	127,286

		381,346

Commercial Services & Supplies (0.1%)
Cintas Corp.	446	99,400
Copart, Inc.*	1,175	57,657
Republic Services, Inc.	261	64,365
Rollins, Inc.	376	21,214
Veralto Corp.	328	33,112
Waste Management, Inc.	500	114,410

		390,158

Construction & Engineering (0.0%)†
Quanta Services, Inc.	199	75,238

Electrical Equipment (0.2%)
AMETEK, Inc.	309	55,917
Eaton Corp. plc	516	184,207
Emerson Electric Co.	731	97,464
GE Vernova, Inc.	362	191,552
Generac Holdings, Inc.*	79	11,314
Hubbell, Inc., Class B	72	29,405
Rockwell Automation, Inc.	152	50,490

		620,349

Ground Transportation (0.2%)
CSX Corp.	2,437	79,519
JB Hunt Transport Services, Inc.	110	15,796
Norfolk Southern Corp.	303	77,559
Old Dominion Freight Line, Inc.	254	41,224
Uber Technologies, Inc.*	2,786	259,934
Union Pacific Corp.	787	181,073

		655,105

Industrial Conglomerates (0.1%)
3M Co.	706	107,481
Honeywell International, Inc.	852	198,414

		305,895

Machinery (0.4%)
Caterpillar, Inc.	625	242,631
Cummins, Inc.	185	60,588
Deere & Co.	332	168,819
Dover Corp.	181	33,165
Fortive Corp.	457	23,823
IDEX Corp.	101	17,733
Illinois Tool Works, Inc.	359	88,763
Ingersoll Rand, Inc.	543	45,167
Nordson Corp.	73	15,649
Otis Worldwide Corp.	502	49,708
PACCAR, Inc.	704	66,922
Parker-Hannifin Corp.	167	116,644
Pentair plc	221	22,688
Snap-on, Inc.	71	22,094
Stanley Black & Decker, Inc.	207	14,024
Westinghouse Air Brake Technologies Corp.	228	47,732
Xylem, Inc.	326	42,171

		1,078,321

Passenger Airlines (0.0%)†
Delta Air Lines, Inc.	867	42,639
Southwest Airlines Co.	712	23,097
United Airlines Holdings, Inc.*	438	34,878

		100,614

Professional Services (0.1%)
Automatic Data Processing, Inc.	532	164,069
Broadridge Financial Solutions, Inc.	159	38,642
Dayforce, Inc.*	195	10,801
Equifax, Inc.	166	43,055
Jacobs Solutions, Inc.	143	18,797
Leidos Holdings, Inc.	159	25,084
Paychex, Inc.	431	62,693
Paycom Software, Inc.	62	14,347
Verisk Analytics, Inc.	180	56,070

		433,558

Trading Companies & Distributors (0.1%)
Fastenal Co.	1,538	64,596
United Rentals, Inc.	88	66,299
W.W. Grainger, Inc.	57	59,294

		190,189

Total Industrials		5,966,474

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (7.5%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	1,355	$138,630
Cisco Systems, Inc.	5,298	367,575
F5, Inc.*	80	23,546
Juniper Networks, Inc.	439	17,529
Motorola Solutions, Inc.	218	91,660

		638,940

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	1,586	156,634
CDW Corp.	181	32,325
Corning, Inc.	1,035	54,431
Jabil, Inc.	148	32,279
Keysight Technologies, Inc.*	234	38,343
TE Connectivity plc	395	66,625
Teledyne Technologies, Inc.*	64	32,788
Trimble, Inc.*	328	24,921
Zebra Technologies Corp., Class A*	68	20,968

		459,314

IT Services (0.3%)
Accenture plc, Class A	834	249,274
Akamai Technologies, Inc.*	211	16,829
Cognizant Technology Solutions Corp., Class A	666	51,968
EPAM Systems, Inc.*	74	13,085
Gartner, Inc.*	104	42,039
GoDaddy, Inc., Class A*	190	34,212
International Business Machines Corp.	1,236	364,348
VeriSign, Inc.	109	31,479

		803,234

Semiconductors & Semiconductor Equipment (2.9%)
Advanced Micro Devices, Inc.*	2,151	305,227
Analog Devices, Inc.	662	157,569
Applied Materials, Inc.	1,084	198,448
Broadcom, Inc.	6,235	1,718,678
Enphase Energy, Inc.*	175	6,939
First Solar, Inc.*	143	23,672
Intel Corp.	5,817	130,301
KLA Corp.	175	156,754
Lam Research Corp.	1,683	163,823
Microchip Technology, Inc.	725	51,018
Micron Technology, Inc.	1,487	183,273
Monolithic Power Systems, Inc.	65	47,540
NVIDIA Corp.	32,346	5,110,344
NXP Semiconductors NV	342	74,724
ON Semiconductor Corp.*	576	30,188
QUALCOMM, Inc.	1,450	230,927
Skyworks Solutions, Inc.	215	16,022
Teradyne, Inc.	193	17,354
Texas Instruments, Inc.	1,211	251,428

		8,874,229

Software (2.6%)
Adobe, Inc.*	564	218,200
ANSYS, Inc.*	118	41,444
Autodesk, Inc.*	281	86,989
Cadence Design Systems, Inc.*	359	110,626
Crowdstrike Holdings, Inc., Class A*	331	168,582
Fair Isaac Corp.*	33	60,323
Fortinet, Inc.*	835	88,276
Gen Digital, Inc.	741	21,785
Intuit, Inc.	369	290,636
Microsoft Corp.	9,862	4,905,457
Oracle Corp.	2,159	472,022
Palantir Technologies, Inc., Class A*	2,824	384,968
Palo Alto Networks, Inc.*	871	178,242
PTC, Inc.*	159	27,402
Roper Technologies, Inc.	139	78,791
Salesforce, Inc.	1,276	347,952
ServiceNow, Inc.*	275	282,722
Synopsys, Inc.*	202	103,561
Tyler Technologies, Inc.*	57	33,792
Workday, Inc., Class A*	294	70,560

		7,972,330

Technology Hardware, Storage & Peripherals (1.4%)
Apple, Inc.	19,812	4,064,828
Dell Technologies, Inc., Class C	399	48,917
Hewlett Packard Enterprise Co.	1,750	35,787
HP, Inc.	1,274	31,162
NetApp, Inc.	278	29,621
Seagate Technology Holdings plc	278	40,124
Super Micro Computer, Inc. (x)*	680	33,327
Western Digital Corp.	431	27,580

		4,311,346

Total Information Technology		23,059,393

Materials (0.4%)
Chemicals (0.3%)
Air Products and Chemicals, Inc.	298	84,054
Albemarle Corp. (x)	150	9,401
CF Industries Holdings, Inc.	213	19,596
Corteva, Inc.	921	68,642
Dow, Inc.	945	25,024
DuPont de Nemours, Inc.	562	38,548
Eastman Chemical Co.	153	11,423
Ecolab, Inc.	327	88,107
International Flavors & Fragrances, Inc.	344	25,301
Linde plc	624	292,768
LyondellBasell Industries NV, Class A (x)	347	20,077
Mosaic Co. (The)	408	14,884
PPG Industries, Inc.	286	32,532
Sherwin-Williams Co. (The)	300	103,008

		833,365

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	77	42,270
Vulcan Materials Co.	178	46,426

		88,696

Containers & Packaging (0.0%)†
Amcor plc	3,103	28,517
Avery Dennison Corp.	109	19,126
Ball Corp.	356	19,968
International Paper Co.	698	32,687
Packaging Corp. of America	120	22,614

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Smurfit WestRock plc	686	$29,601

		152,513

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	1,929	83,622
Newmont Corp.	1,481	86,283
Nucor Corp.	295	38,214
Steel Dynamics, Inc.	172	22,018

		230,137

Total Materials		1,304,711

Real Estate (0.5%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	211	15,325
Healthpeak Properties, Inc. (REIT)	945	16,547
Ventas, Inc. (REIT)	596	37,637
Welltower, Inc. (REIT)	828	127,289

		196,798

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	892	13,701

Industrial REITs (0.0%)†
Prologis, Inc. (REIT)	1,236	129,928

Office REITs (0.0%)†
BXP, Inc. (REIT)	184	12,414

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	396	55,488
CoStar Group, Inc.*	575	46,230

		101,718

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	191	38,868
Camden Property Trust (REIT)	143	16,115
Equity Residential (REIT)	463	31,248
Essex Property Trust, Inc. (REIT)	86	24,372
Invitation Homes, Inc. (REIT)	769	25,223
Mid-America Apartment Communities, Inc. (REIT)	157	23,238
UDR, Inc. (REIT)	406	16,577

		175,641

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	95	9,024
Kimco Realty Corp. (REIT)	902	18,960
Realty Income Corp. (REIT)	1,186	68,326
Regency Centers Corp. (REIT)	220	15,671
Simon Property Group, Inc. (REIT)	411	66,072

		178,053

Specialized REITs (0.2%)
American Tower Corp. (REIT)	626	138,359
Crown Castle, Inc. (REIT)	584	59,994
Digital Realty Trust, Inc. (REIT)	411	71,650
Equinix, Inc. (REIT)	131	104,207
Extra Space Storage, Inc. (REIT)	285	42,020
Iron Mountain, Inc. (REIT)	394	40,413
Public Storage (REIT)	201	58,977
SBA Communications Corp. (REIT)	144	33,817
VICI Properties, Inc. (REIT), Class A	1,400	45,640
Weyerhaeuser Co. (REIT)	980	25,176

		620,253

Total Real Estate		1,428,506

Utilities (0.5%)
Electric Utilities (0.4%)
Alliant Energy Corp.	344	20,802
American Electric Power Co., Inc.	692	71,802
Constellation Energy Corp.	411	132,654
Duke Energy Corp.	1,023	120,714
Edison International	518	26,729
Entergy Corp.	612	50,869
Evergy, Inc.	309	21,299
Eversource Energy	504	32,064
Exelon Corp.	1,294	56,185
FirstEnergy Corp.	695	27,981
NextEra Energy, Inc.	2,752	191,044
NRG Energy, Inc.	258	41,430
PG&E Corp.	3,003	41,862
Pinnacle West Capital Corp.	153	13,689
PPL Corp.	993	33,653
Southern Co. (The)	1,447	132,878
Xcel Energy, Inc.	768	52,301

		1,067,956

Gas Utilities (0.0%)†
Atmos Energy Corp.	214	32,979

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	896	9,426
Vistra Corp.	444	86,052

		95,478

Multi-Utilities (0.1%)
Ameren Corp.	375	36,015
CenterPoint Energy, Inc.	820	30,127
CMS Energy Corp.	423	29,305
Consolidated Edison, Inc.	465	46,663
Dominion Energy, Inc.	1,125	63,585
DTE Energy Co.	275	36,426
NiSource, Inc.	666	26,866
Public Service Enterprise Group, Inc.	666	56,064
Sempra	850	64,405
WEC Energy Group, Inc.	425	44,285

		433,741

Water Utilities (0.0%)†
American Water Works Co., Inc.	260	36,169

Total Utilities		1,666,323

Total Common Stocks (22.6%) (Cost $35,884,482)		69,633,190

EXCHANGE TRADED FUNDS (ETF):
Equity (32.6%)
iShares Core MSCI EAFE ETF	910,500	76,008,540
iShares Core S&P Mid-Cap ETF (x)	195,370	12,116,847
iShares Russell 2000 ETF (x)	55,773	12,035,256

Total Exchange Traded Funds (32.6%) (Cost $72,000,029)		100,160,643

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (43.4%)
U.S. Treasury Notes 2.375%, 5/15/27	$2,020,700	$1,970,416
0.500%, 10/31/27	5,051,200	4,690,689
1.000%, 7/31/28	10,131,900	9,338,924
2.875%, 8/15/28	15,503,300	15,119,793
1.250%, 9/30/28	13,609,800	12,588,819
1.375%, 10/31/28	11,742,000	10,883,371
3.125%, 8/31/29	9,313,000	9,086,517
3.875%, 9/30/29	9,250,800	9,291,093
0.625%, 8/15/30	23,645,000	20,157,786
1.125%, 2/15/31	10,529,300	9,106,733
1.625%, 5/15/31	16,313,500	14,381,910
1.875%, 2/15/32	19,320,500	16,972,456

Total U.S. Treasury Obligations		133,588,507

Total Long-Term Debt Securities (43.4%) (Cost $131,665,702)		133,588,507

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	166,303	166,303

JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	542,178	$542,286

Total Investment Companies		708,589

Total Short-Term Investments (0.2%) (Cost $708,589)		708,589

Total Investments in Securities (98.8%) (Cost $240,258,802)		304,090,929
Other Assets Less Liabilities (1.2%)		3,833,578

Net Assets (100%)		$307,924,507

*	Non-income producing.
†	Percent shown is less than 0.05%.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $11,069,717. This was collateralized by $11,152,942 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.875%, maturing 11/30/25 – 5/15/54 and by cash of $166,303 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Micro E-Mini Index	7	9/2025	USD	218,881	7,683

					7,683

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$6,818,218	$—	$—	$6,818,218
Consumer Discretionary	7,226,766	—	—	7,226,766
Consumer Staples	3,834,459	—	—	3,834,459
Energy	2,072,442	—	—	2,072,442
Financials	9,762,614	—	—	9,762,614

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Health Care	$6,493,284	$—	$—	$6,493,284
Industrials	5,966,474	—	—	5,966,474
Information Technology	23,059,393	—	—	23,059,393
Materials	1,304,711	—	—	1,304,711
Real Estate	1,428,506	—	—	1,428,506
Utilities	1,666,323	—	—	1,666,323
Exchange Traded Funds	100,160,643	—	—	100,160,643
Futures	7,683	—	—	7,683
Short-Term Investments
Investment Companies	708,589	—	—	708,589
U.S. Treasury Obligations	—	133,588,507	—	133,588,507

Total Assets	$170,510,105	$133,588,507	$—	$304,098,612

Total Liabilities	$—	$—	$—	$—

Total	$170,510,105	$133,588,507	$—	$304,098,612

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$7,683	*

Total		$7,683

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(7,634,285)	$(7,634,285)

Total	$(7,634,285)	$(7,634,285)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$32,946	$32,946

Total	$32,946	$32,946

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$459,000
Average notional value of contracts — short	43,937,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$11,389,727
Long-term U.S. government debt securities	27,737,432

$39,127,159

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$18,474,533
Long-term U.S. government debt securities	25,420,298

$43,894,831

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,632,387
Aggregate gross unrealized depreciation	(2,859,796)

Net unrealized appreciation	$63,772,591

Federal income tax cost of investments in securities and derivative instruments, if applicable	$240,326,021

For the six months ended June 30, 2025, the Portfolio incurred approximately $131 as brokerage commissions with Bernstein Institutional Services LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $240,258,802)	$304,090,929
Cash	3,706,999
Dividends, interest and other receivables	798,078
Due from broker for futures variation margin	16,125
Receivable for securities sold	7,367
Securities lending income receivable	5,131
Receivable for Portfolio shares sold	4
Other assets	3,712

Total assets	308,628,345

LIABILITIES
Payable for Portfolio shares repurchased	226,666
Investment management fees payable	176,418
Payable for return of collateral on securities loaned	166,303
Distribution fees payable – Class IB	62,538
Administrative fees payable	30,257
Accrued expenses	41,656

Total liabilities	703,838

Commitments and contingent liabilities^
NET ASSETS	$307,924,507

Net assets were comprised of:
Paid in capital	$278,958,858
Total distributable earnings (loss)	28,965,649

Net assets	$307,924,507

Class IB
Net asset value, offering and redemption price per share, $307,924,507 / 24,949,236 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.34

(x)	Includes value of securities on loan of $11,069,717.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest	$2,628,326
Dividends (net of $116 foreign withholding tax)	1,905,992
Securities lending (net)	10,783

Total income	4,545,101

EXPENSES
Investment management fees	1,180,347
Distribution fees – Class IB	368,858
Administrative fees	184,162
Professional fees	32,437
Printing and mailing expenses	15,308
Custodian fees	8,542
Trustees’ fees	4,861
Miscellaneous	8,211

Gross expenses	1,802,726
Less: Waiver from investment manager	(145,135)

Net expenses	1,657,591

NET INVESTMENT INCOME (LOSS)	2,887,510

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	3,109,252
Futures contracts	(7,634,285)

Net realized gain (loss)	(4,525,033)

Change in unrealized appreciation (depreciation) on:
Investments in securities	16,676,837
Futures contracts	32,946

Net change in unrealized appreciation (depreciation)	16,709,783

NET REALIZED AND UNREALIZED GAIN (LOSS)	12,184,750

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,072,260

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,887,510	$4,983,414
Net realized gain (loss)	(4,525,033)	(625,284)
Net change in unrealized appreciation (depreciation)	16,709,783	14,677,631

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,072,260	19,035,761

Distributions to shareholders:
Class IB	—	(4,869,698)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,987,671 and 3,770,067 shares, respectively ]	23,710,048	43,753,393
Capital shares issued in reinvestment of dividends [ 0 and 406,915 shares, respectively ]	—	4,869,698
Capital shares repurchased [ (1,788,497) and (2,873,689) shares, respectively ]	(21,255,194)	(33,552,523)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,454,854	15,070,568

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,527,114	29,236,631
NET ASSETS:
Beginning of period	290,397,393	261,160,762

End of period	$307,924,507	$290,397,393

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022		2021		2020
Net asset value, beginning of period	$11.73		$11.14		$10.07		$11.87		$11.85		$11.63

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.21		0.18		0.07		0.05		0.04
Net realized and unrealized gain (loss)	0.49		0.58		1.05		(1.75)		0.92		0.29

Total from investment operations	0.61		0.79		1.23		(1.68)		0.97		0.33

Less distributions:
Dividends from net investment income	—		(0.20)		(0.16)		(0.11)		(0.03)		(0.05)
Distributions from net realized gains	—		—		—		(0.01)		(0.92)		(0.06)

Total dividends and distributions	—		(0.20)		(0.16)		(0.12)		(0.95)		(0.11)

Net asset value, end of period	$12.34		$11.73		$11.14		$10.07		$11.87		$11.85

Total return (b)	5.20%		7.05%		12.27%		(14.22)%		8.27%		2.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$307,925		$290,397		$261,161		$212,262		$242,594		$219,152
Ratio of expenses to average net assets:
After waivers (a)(f)	1.12	%(j)	1.12	%(j)	1.12	%(j)	1.16	%(k)	1.17	%(o)	1.17	%(o)
Before waivers (a)(f)	1.22%		1.23%		1.23%		1.22%		1.21%		1.24%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.96%		1.76%		1.65%		0.70%		0.41%		0.39%
Before waivers (a)(f)	1.86%		1.66%		1.54%		0.63%		0.36%		0.33%
Portfolio turnover rate^	13	%(z)	11%		69%		61%		69%		77%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.3%)
Hotels, Restaurants & Leisure (1.9%)
McDonald’s Corp.	22,874	$6,683,096

Household Durables (0.5%)
DR Horton, Inc.	14,341	1,848,842

Specialty Retail (3.4%)
Lowe’s Cos., Inc.	25,192	5,589,349
Ross Stores, Inc.	33,641	4,291,919
Tractor Supply Co.	33,042	1,743,626

		11,624,894

Textiles, Apparel & Luxury Goods (0.5%)
NIKE, Inc., Class B	22,025	1,564,656

Total Consumer Discretionary		21,721,488

Consumer Staples (8.5%)
Beverages (1.2%)
PepsiCo, Inc.	30,461	4,022,070

Consumer Staples Distribution & Retail (4.0%)
Casey’s General Stores, Inc.	6,282	3,205,516
Target Corp.	13,740	1,355,451
Walmart, Inc.	94,425	9,232,877

		13,793,844

Food Products (0.7%)
McCormick & Co., Inc. (Non-Voting)	34,553	2,619,809

Household Products (2.6%)
Colgate-Palmolive Co.	29,152	2,649,917
Procter & Gamble Co. (The)	39,561	6,302,858

		8,952,775

Total Consumer Staples		29,388,498

Energy (2.6%)
Oil, Gas & Consumable Fuels (2.6%)
Chevron Corp.	27,932	3,999,583
EOG Resources, Inc.	18,469	2,209,077
Exxon Mobil Corp.	27,076	2,918,793

Total Energy		9,127,453

Financials (15.5%)
Banks (3.0%)
JPMorgan Chase & Co.	35,405	10,264,264

Capital Markets (7.4%)
Ares Management Corp., Class A	26,084	4,517,749
Charles Schwab Corp. (The)	70,285	6,412,803
Morgan Stanley	51,015	7,185,973
Nasdaq, Inc.	81,682	7,304,004

		25,420,529

Financial Services (3.4%)
Visa, Inc., Class A	33,077	11,743,989

Insurance (1.7%)
Erie Indemnity Co., Class A	7,592	2,632,830
Marsh & McLennan Cos., Inc.	15,214	3,326,389

		5,959,219

Total Financials		53,388,001

Health Care (13.2%)
Biotechnology (1.4%)
AbbVie, Inc.	26,449	4,909,463

Health Care Equipment & Supplies (6.9%)
Abbott Laboratories	56,543	7,690,414
Becton Dickinson & Co.	18,380	3,165,955
STERIS plc	13,378	3,213,663
Stryker Corp.	24,686	9,766,522

		23,836,554

Health Care Providers & Services (0.2%)
UnitedHealth Group, Inc.	2,244	700,061

Life Sciences Tools & Services (1.8%)
Danaher Corp.	20,292	4,008,482
West Pharmaceutical Services, Inc.	10,787	2,360,195

		6,368,677

Pharmaceuticals (2.9%)
Eli Lilly & Co.	5,731	4,467,487
Johnson & Johnson	35,580	5,434,845

		9,902,332

Total Health Care		45,717,087

Industrials (14.5%)
Aerospace & Defense (3.6%)
General Dynamics Corp.	18,094	5,277,296
RTX Corp.	49,256	7,192,361

		12,469,657

Building Products (3.2%)
Carlisle Cos., Inc.	11,569	4,319,865
Johnson Controls International plc	62,949	6,648,673

		10,968,538

Commercial Services & Supplies (1.7%)
Cintas Corp.	25,667	5,720,404

Electrical Equipment (1.6%)
nVent Electric plc	76,421	5,597,838

Industrial Conglomerates (1.8%)
Honeywell International, Inc.	26,197	6,100,758

Machinery (1.1%)
Parker-Hannifin Corp.	5,591	3,905,146

Trading Companies & Distributors (1.5%)
W.W. Grainger, Inc.	5,007	5,208,482

Total Industrials		49,970,823

Information Technology (30.4%)
IT Services (2.2%)
Accenture plc, Class A	25,004	7,473,446

Semiconductors & Semiconductor Equipment (10.0%)
Analog Devices, Inc.	28,252	6,724,541
Applied Materials, Inc.	12,251	2,242,791
Broadcom, Inc.	57,234	15,776,552
Texas Instruments, Inc.	46,523	9,659,105

		34,402,989

Software (15.3%)
Microsoft Corp.	68,012	33,829,849
Oracle Corp.	46,601	10,188,376

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Roper Technologies, Inc.	15,863	$8,991,783

		53,010,008

Technology Hardware, Storage & Peripherals (2.9%)
Apple, Inc.	49,443	10,144,220

Total Information Technology		105,030,663

Materials (6.2%)
Chemicals (6.2%)
Air Products and Chemicals, Inc.	14,324	4,040,227
Ecolab, Inc.	16,532	4,454,382
Linde plc	21,397	10,039,045
Sherwin-Williams Co. (The)	8,065	2,769,198

Total Materials		21,302,852

Utilities (1.1%)
Electric Utilities (1.1%)
NextEra Energy, Inc.	56,289	3,907,582

Total Utilities		3,907,582

Total Common Stocks (98.3%) (Cost $203,777,696)		339,554,447

SHORT-TERM INVESTMENTS:
Investment Companies (0.5%)
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	1,653,713	1,654,044

Total Short-Term Investments (0.5%) (Cost $1,654,099)		1,654,044

Total Investments in Securities (98.8%) (Cost $205,431,795)		341,208,491
Other Assets Less Liabilities (1.2%)		4,044,850

Net Assets (100%)		$345,253,341

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$21,721,488	$—	$—	$21,721,488
Consumer Staples	29,388,498	—	—	29,388,498
Energy	9,127,453	—	—	9,127,453
Financials	53,388,001	—	—	53,388,001
Health Care	45,717,087	—	—	45,717,087
Industrials	49,970,823	—	—	49,970,823
Information Technology	105,030,663	—	—	105,030,663
Materials	21,302,852	—	—	21,302,852
Utilities	3,907,582	—	—	3,907,582
Short-Term Investments
Investment Companies	1,654,044	—	—	1,654,044

Total Assets	$341,208,491	$—	$—	$341,208,491

Total Liabilities	$—	$—	$—	$—

Total	$341,208,491	$—	$—	$341,208,491

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$26,106,406
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$37,058,847

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$139,520,718
Aggregate gross unrealized depreciation	(3,754,536)

Net unrealized appreciation	$135,766,182

Federal income tax cost of investments in securities and derivative instruments, if applicable	$205,442,309

For the six months ended June 30, 2025, the Portfolio incurred approximately $845 as brokerage commissions with Bernstein Institutional Services LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $205,431,795)	$341,208,491
Cash	4,300,000
Dividends, interest and other receivables	91,522
Receivable for securities sold	55,131
Receivable for Portfolio shares sold	42,278
Securities lending income receivable	60
Other assets	4,118

Total assets	345,701,600

LIABILITIES
Payable for Portfolio shares repurchased	172,058
Investment management fees payable	136,225
Distribution fees payable - Class IB	69,596
Administrative fees payable	24,993
Accrued expenses	45,387

Total liabilities	448,259

Commitments and contingent liabilities^
NET ASSETS	$345,253,341

Net assets were comprised of:
Paid in capital	$196,704,497
Total distributable earnings (loss)	148,548,844

Net assets	$345,253,341

Class IB
Net asset value, offering and redemption price per share, $345,253,341 / 6,794,463 shares outstanding (unlimited amount authorized: $0.01 par value)	$50.81

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends	$2,731,093
Interest	89,706
Securities lending (net)	702

Total income	2,821,501

EXPENSES
Investment management fees	992,563
Distribution fees - Class IB	413,566
Administrative fees	150,114
Professional fees	33,917
Printing and mailing expenses	16,533
Custodian fees	11,218
Trustees’ fees	5,542
Miscellaneous	3,656

Gross expenses	1,627,109
Less: Waiver from investment manager	(189,342)

Net expenses	1,437,767

NET INVESTMENT INCOME (LOSS)	1,383,734

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	5,548,256

Net change in unrealized appreciation (depreciation) on investments in securities	12,406,541

NET REALIZED AND UNREALIZED GAIN (LOSS)	17,954,797

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,338,531

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,383,734	$2,930,063
Net realized gain (loss)	5,548,256	14,851,617
Net change in unrealized appreciation (depreciation)	12,406,541	16,659,537

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,338,531	34,441,217

Distributions to shareholders:
Class IB	—	(12,966,507)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 257,170 and 621,206 shares, respectively ]	12,378,618	29,876,222
Capital shares issued in reinvestment of dividends and distributions [ 0 and 261,235 shares, respectively ]	—	12,966,507
Capital shares repurchased [ (510,543) and (1,032,878) shares, respectively ]	(24,493,439)	(49,876,138)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(12,114,821)	(7,033,409)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,223,710	14,441,301
NET ASSETS:
Beginning of period	338,029,631	323,588,330

End of period	$345,253,341	$338,029,631

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022		2021		2020
Net asset value, beginning of period	$47.96		$44.95		$40.67		$46.42		$36.85		$31.99

Income (loss) from investment operations:
Net investment income (loss) (e)	0.20		0.42		0.47		0.39		0.28		0.31
Net realized and unrealized gain (loss)	2.65		4.49		4.46		(5.30)		9.58		4.86

Total from investment operations	2.85		4.91		4.93		(4.91)		9.86		5.17

Less distributions:
Dividends from net investment income	—		(0.43)		(0.48)		(0.31)		(0.29)		(0.31)
Distributions from net realized gains	—		(1.47)		(0.17)		(0.53)		—		—

Total dividends and distributions	—		(1.90)		(0.65)		(0.84)		(0.29)		(0.31)

Net asset value, end of period	$50.81		$47.96		$44.95		$40.67		$46.42		$36.85

Total return (b)	5.94%		10.80%		12.10%		(10.60)%		26.76%		16.19%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$345,253		$338,030		$323,588		$303,252		$263,897		$213,660
Ratio of expenses to average net assets:
After waivers (a)(f)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)
Before waivers (a)(f)	0.98%		0.99%		0.99%		0.99%		0.99%		1.01%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.84%		0.87%		1.10%		0.96%		0.67%		0.96%
Before waivers (a)(f)	0.72%		0.75%		0.98%		0.84%		0.55%		0.83%
Portfolio turnover rate^	8	%(z)	16%		4%		5%		4%		10%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.87% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.0%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	415	$10,645
AST SpaceMobile, Inc., Class A*	355	16,589
ATN International, Inc.	332	5,395
Bandwidth, Inc., Class A*	960	15,264
Cogent Communications Holdings, Inc.	1,597	76,991
Globalstar, Inc.*	1,823	42,932
IDT Corp., Class B	570	38,942
Liberty Latin America Ltd., Class A*	663	4,044
Liberty Latin America Ltd., Class C*	4,599	28,606
Lumen Technologies, Inc.*	34,520	151,198
Shenandoah Telecommunications Co.	1,694	23,140

		413,746

Entertainment (0.2%)
AMC Entertainment Holdings, Inc., Class A (x)*	14,545	45,090
Atlanta Braves Holdings, Inc., Class A*	206	10,137
Atlanta Braves Holdings, Inc., Class C*	1,735	81,146
Cinemark Holdings, Inc.	3,909	117,974
CuriosityStream, Inc.	1,093	6,154
Eventbrite, Inc., Class A*	3,272	8,605
Gaia, Inc., Class A*	957	4,201
Golden Matrix Group, Inc. (x)*	1,009	1,715
IMAX Corp. (x)*	1,599	44,708
Lionsgate Studios Corp.*	6,682	38,823
Madison Square Garden Entertainment Corp., Class A*	1,427	57,037
Marcus Corp. (The)	697	11,751
Playstudios, Inc.*	3,467	4,542
Playtika Holding Corp.	1,997	9,446
Reservoir Media, Inc.*	816	6,259
Sphere Entertainment Co. (x)*	1,044	43,639
Starz Entertainment Corp.	487	7,826
Vivid Seats, Inc., Class A*	2,977	5,031

		504,084

Interactive Media & Services (0.2%)
Angi, Inc., Class A*	1,534	23,409
Arena Group Holdings, Inc. (The)*	695	4,309
Bumble, Inc., Class A*	2,807	18,498
Cargurus, Inc., Class A*	2,947	98,636
Cars.com, Inc.*	2,045	24,233
EverQuote, Inc., Class A*	959	23,189
fuboTV, Inc. (x)*	11,903	45,946
Getty Images Holdings, Inc. (x)*	4,250	7,055
Grindr, Inc.*	1,206	27,376
MediaAlpha, Inc., Class A*	1,235	13,523
Nextdoor Holdings, Inc.*	7,332	12,171
QuinStreet, Inc.*	1,908	30,719
Rumble, Inc. (x)*	2,806	25,198
Shutterstock, Inc.	936	17,747
System1, Inc.*	48	265
Teads Holding Co. (x)*	1,596	3,958
Travelzoo*	356	4,532
TripAdvisor, Inc.*	4,178	54,523
TrueCar, Inc.*	3,824	7,266
Vimeo, Inc.*	5,513	22,272
VTEX, Class A*	2,039	13,457
Webtoon Entertainment, Inc. (x)*	617	5,602
Yelp, Inc., Class A*	2,295	78,650
Ziff Davis, Inc.*	1,510	45,708
ZipRecruiter, Inc., Class A*	2,224	11,142

		619,384

Media (0.3%)
Advantage Solutions, Inc. (x)*	4,429	5,846
Altice USA, Inc., Class A*	9,381	20,075
AMC Networks, Inc., Class A*	1,313	8,233
Boston Omaha Corp., Class A (x)*	657	9,224
Cable One, Inc. (x)	202	27,434
Cardlytics, Inc. (x)*	189	311
EchoStar Corp., Class A*	4,910	136,007
Emerald Holding, Inc. (x)	687	3,332
Entravision Communications Corp., Class A	2,600	6,032
EW Scripps Co. (The), Class A*	2,577	7,576
Gambling.com Group Ltd.*	684	8,133
Gannett Co., Inc.*	5,210	18,652
Gray Media, Inc.	3,418	15,484
Ibotta, Inc., Class A*	463	16,946
iHeartMedia, Inc., Class A*	4,455	7,841
Integral Ad Science Holding Corp.*	2,865	23,808
John Wiley & Sons, Inc., Class A	1,435	64,044
Magnite, Inc.*	5,055	121,927
National CineMedia, Inc.	2,760	13,372
Newsmax, Inc., Class B (x)*	356	5,386
Nexxen International Ltd.*	1,246	12,971
PubMatic, Inc., Class A*	1,391	17,304
Scholastic Corp.	762	15,987
Sinclair, Inc.	1,482	20,481
Stagwell, Inc., Class A (x)*	4,253	19,138
TechTarget, Inc.*	1,069	8,306
TEGNA, Inc.	5,683	95,247
Thryv Holdings, Inc.*	1,291	15,699
WideOpenWest, Inc.*	1,574	6,390

		731,186

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	2,359	34,630
Spok Holdings, Inc.	601	10,626
Telephone and Data Systems, Inc.	3,602	128,159

		173,415

Total Communication Services		2,441,815

Consumer Discretionary (10.0%)
Automobile Components (0.5%)
Adient plc*	2,942	57,251
American Axle & Manufacturing Holdings, Inc.*	4,074	16,622
Cooper-Standard Holdings, Inc.*	597	12,836
Dana, Inc.	4,766	81,737
Dorman Products, Inc.*	1,000	122,670
Fox Factory Holding Corp.*	1,564	40,570
Garrett Motion, Inc.	4,567	47,999
Gentherm, Inc.*	1,042	29,478
Goodyear Tire & Rubber Co. (The)*	9,448	97,976
Holley, Inc. (x)*	2,154	4,308
LCI Industries	895	81,615

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Luminar Technologies, Inc., Class A (x)*	955	$2,741
Modine Manufacturing Co.*	1,894	186,559
Motorcar Parts of America, Inc.*	636	7,123
Patrick Industries, Inc.	1,192	109,986
Phinia, Inc.	1,404	62,464
Solid Power, Inc. (x)*	4,906	10,744
Standard Motor Products, Inc.	801	24,607
Stoneridge, Inc.*	157	1,105
Strattec Security Corp.*	112	6,968
Visteon Corp.*	988	92,180
XPEL, Inc. (m)*	848	30,443

		1,127,982

Automobiles (0.0%)†
Faraday Future Intelligent Electric, Inc., Class A*	3,214	5,399
Livewire Group, Inc. (x)*	1,343	6,178
Winnebago Industries, Inc.	953	27,637

		39,214

Broadline Retail (0.0%)†
1stdibs.com, Inc.*	120	330
Groupon, Inc. (x)*	833	27,864
Kohl’s Corp. (x)	3,907	33,131
Savers Value Village, Inc.*	805	8,211

		69,536

Distributors (0.0%)†
A-Mark Precious Metals, Inc.	651	14,439
GigaCloud Technology, Inc., Class A (x)*	914	18,079
Weyco Group, Inc.	214	7,096

		39,614

Diversified Consumer Services (0.5%)
Adtalem Global Education, Inc.*	1,342	170,743
American Public Education, Inc.*	558	16,997
Carriage Services, Inc., Class A	455	20,812
Chegg, Inc.*	359	434
Coursera, Inc.*	4,953	43,388
European Wax Center, Inc., Class A*	1,381	7,775
Frontdoor, Inc.*	2,666	157,134
Graham Holdings Co., Class B	114	107,863
KinderCare Learning Cos., Inc.*	992	10,019
Laureate Education, Inc.*	4,584	107,174
Lincoln Educational Services Corp.*	1,116	25,724
Matthews International Corp., Class A	1,018	24,340
Mister Car Wash, Inc.*	3,325	19,983
Nerdy, Inc.*	2,323	3,787
OneSpaWorld Holdings Ltd.	3,439	70,121
Perdoceo Education Corp.	2,192	71,657
Strategic Education, Inc.	869	73,978
Stride, Inc.*	1,557	226,061
Udemy, Inc.*	3,505	24,640
Universal Technical Institute, Inc.*	1,700	57,613

		1,240,243

Hotels, Restaurants & Leisure (2.3%)
Accel Entertainment, Inc., Class A*	2,028	23,870
Bally’s Corp.*	456	4,369
Biglari Holdings, Inc., Class B*	32	9,351
BJ’s Restaurants, Inc.*	767	34,208
Bloomin’ Brands, Inc.	2,833	24,392
Boyd Gaming Corp.	17,902	1,400,473
Brinker International, Inc.*	1,607	289,790
Cheesecake Factory, Inc. (The) (x)	1,681	105,331
Cracker Barrel Old Country Store, Inc. (x)	800	48,864
Dave & Buster’s Entertainment, Inc. (x)*	978	29,418
Denny’s Corp.*	1,963	8,048
Dine Brands Global, Inc. (x)	579	14,087
El Pollo Loco Holdings, Inc.*	919	10,118
Everi Holdings, Inc.*	3,021	43,019
First Watch Restaurant Group, Inc.*	1,363	21,863
Full House Resorts, Inc.*	204	747
Genius Sports Ltd.*	7,963	82,815
Global Business Travel Group I (x)*	3,330	20,979
Golden Entertainment, Inc.	658	19,365
Hilton Grand Vacations, Inc.*	47,528	1,973,838
Inspired Entertainment, Inc.*	947	7,737
International Game Technology plc	4,127	65,248
Jack in the Box, Inc. (x)	695	12,135
Krispy Kreme, Inc. (x)	3,312	9,638
Kura Sushi USA, Inc., Class A (x)*	238	20,487
Life Time Group Holdings, Inc.*	4,902	148,678
Lindblad Expeditions Holdings, Inc.*	1,444	16,851
Marriott Vacations Worldwide Corp.	1,149	83,084
Monarch Casino & Resort, Inc.	452	39,071
Nathan’s Famous, Inc.	92	10,173
ONE Group Hospitality, Inc. (The) (x)*	104	421
Papa John’s International, Inc.	1,142	55,890
PlayAGS, Inc.*	1,392	17,386
Portillo’s, Inc., Class A (x)*	2,083	24,309
Potbelly Corp.*	1,058	12,961
Pursuit Attractions and Hospitality, Inc.*	810	23,352
RCI Hospitality Holdings, Inc.	251	9,568
Red Rock Resorts, Inc., Class A	1,783	92,770
Rush Street Interactive, Inc.*	3,186	47,471
Sabre Corp.*	12,775	40,369
Serve Robotics, Inc. (x)*	1,259	14,403
Shake Shack, Inc., Class A*	1,404	197,402
Six Flags Entertainment Corp. (x)*	3,462	105,349
Super Group SGHC Ltd.	5,727	62,825
Sweetgreen, Inc., Class A*	3,690	54,907
Target Hospitality Corp.*	1,297	9,235
United Parks & Resorts, Inc.*	975	45,971
Xponential Fitness, Inc., Class A*	944	7,071

		5,399,707

Household Durables (2.1%)
Bassett Furniture Industries, Inc.	314	4,773
Beazer Homes USA, Inc.*	1,005	22,482
Cavco Industries, Inc.*	283	122,944
Century Communities, Inc.	7,084	398,971
Champion Homes, Inc.*	1,958	122,590
Cricut, Inc., Class A	1,863	12,612
Dream Finders Homes, Inc., Class A (x)*	1,007	25,306
Ethan Allen Interiors, Inc.	861	23,979
Flexsteel Industries, Inc.	181	6,521
Green Brick Partners, Inc.*	1,147	72,123

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Hamilton Beach Brands Holding Co., Class A	321	$5,743
Helen of Troy Ltd.*	816	23,158
Hooker Furnishings Corp.	66	698
Hovnanian Enterprises, Inc., Class A*	194	20,283
Installed Building Products, Inc.	838	151,108
KB Home	2,492	132,001
La-Z-Boy, Inc.	9,253	343,934
Legacy Housing Corp.*	385	8,724
Leggett & Platt, Inc.	4,770	42,548
LGI Homes, Inc.*	780	40,186
Lovesac Co. (The)*	553	10,065
M/I Homes, Inc.*	7,694	862,651
Meritage Homes Corp.	14,028	939,455
Purple Innovation, Inc., Class A*	650	474
Sonos, Inc.*	4,221	45,629
Taylor Morrison Home Corp., Class A*	22,056	1,354,680
Traeger, Inc.*	1,512	2,586
Tri Pointe Homes, Inc.*	3,235	103,358
United Homes Group, Inc.*	100	290

		4,899,872

Leisure Products (1.6%)
Acushnet Holdings Corp. (x)	1,024	74,568
American Outdoor Brands, Inc.*	338	3,532
BRP, Inc. (x)	3,862	187,463
Brunswick Corp.	11,841	654,097
Escalade, Inc.	438	6,123
Funko, Inc., Class A*	1,271	6,050
JAKKS Pacific, Inc.	318	6,608
Johnson Outdoors, Inc., Class A	80	2,422
Latham Group, Inc.*	1,677	10,699
Malibu Boats, Inc., Class A*	654	20,496
Marine Products Corp.	412	3,506
MasterCraft Boat Holdings, Inc.*	524	9,736
Mattel, Inc.*	134,068	2,643,821
Outdoor Holding Co. (x)*	2,920	3,738
Peloton Interactive, Inc., Class A*	13,535	93,933
Polaris, Inc. (x)	1,926	78,292
Smith & Wesson Brands, Inc.	1,482	12,864
Sturm Ruger & Co., Inc.	581	20,858
Topgolf Callaway Brands Corp.*	5,009	40,322

		3,879,128

Specialty Retail (2.1%)
1-800-Flowers.com, Inc., Class A (x)*	1,073	5,279
Abercrombie & Fitch Co., Class A*	1,697	140,596
Academy Sports & Outdoors, Inc.	2,379	106,603
Advance Auto Parts, Inc. (x)	2,169	100,837
American Eagle Outfitters, Inc.	5,838	56,162
America’s Car-Mart, Inc.*	253	14,178
Arhaus, Inc., Class A*	1,977	17,141
Arko Corp.	3,204	13,553
Asbury Automotive Group, Inc.*	718	171,272
BARK, Inc.*	5,208	4,580
Barnes & Noble Education, Inc.*	522	6,144
Bath & Body Works, Inc.	34,476	1,032,901
Beyond, Inc.*	1,836	12,632
Boot Barn Holdings, Inc.*	1,110	168,720
Buckle, Inc. (The)	1,091	49,477
Build-A-Bear Workshop, Inc.	457	23,563
Caleres, Inc. (x)	1,151	14,065
Camping World Holdings, Inc., Class A	2,189	37,629
Citi Trends, Inc.*	112	3,740
Designer Brands, Inc., Class A (x)	571	1,359
EVgo, Inc., Class A*	4,366	15,936
Foot Locker, Inc.*	3,158	77,371
Gap, Inc. (The)	79,235	1,728,115
Genesco, Inc.*	438	8,624
Group 1 Automotive, Inc.	456	199,140
GrowGeneration Corp.*	711	665
Haverty Furniture Cos., Inc.	558	11,355
J Jill, Inc. (x)	200	2,928
Lands’ End, Inc.*	366	3,920
Leslie’s, Inc. (x)*	719	302
MarineMax, Inc.*	764	19,207
Monro, Inc.	917	13,673
National Vision Holdings, Inc.*	2,826	65,026
ODP Corp. (The)*	1,030	18,674
OneWater Marine, Inc., Class A*	475	6,360
Petco Health & Wellness Co., Inc., Class A (x)*	2,284	6,464
RealReal, Inc. (The) (x)*	3,883	18,600
Revolve Group, Inc., Class A*	1,368	27,428
Sally Beauty Holdings, Inc.*	3,624	33,558
Shoe Carnival, Inc.	689	12,891
Signet Jewelers Ltd.	1,527	121,473
Sleep Number Corp.*	878	5,931
Sonic Automotive, Inc., Class A	537	42,922
Stitch Fix, Inc., Class A*	3,918	14,497
ThredUp, Inc., Class A*	3,255	24,380
Tile Shop Holdings, Inc.*	1,175	7,473
Tilly’s, Inc., Class A (x)*	243	335
Torrid Holdings, Inc.*	861	2,540
Upbound Group, Inc.	1,826	45,833
Urban Outfitters, Inc.*	2,258	163,795
Victoria’s Secret & Co.*	2,468	45,707
Warby Parker, Inc., Class A*	3,544	77,720
Winmark Corp.	107	40,404
Zumiez, Inc.*	671	8,897

		4,852,575

Textiles, Apparel & Luxury Goods (0.9%)
Capri Holdings Ltd.*	4,168	73,774
Carter’s, Inc.	1,268	38,205
Crocs, Inc.*	6,916	700,453
Dr Martens plc	863,255	889,303
Ermenegildo Zegna NV (x)	2,153	18,408
Figs, Inc., Class A*	3,157	17,805
G-III Apparel Group Ltd.*	1,418	31,763
Hanesbrands, Inc.*	12,710	58,212
Kontoor Brands, Inc.	1,949	128,576
Lakeland Industries, Inc.	325	4,423
Movado Group, Inc.	625	9,531
Oxford Industries, Inc. (x)	545	21,936
Rocky Brands, Inc.	317	7,034
Steven Madden Ltd.	2,566	61,533
Superior Group of Cos., Inc.	551	5,675
Wolverine World Wide, Inc.	2,890	52,251

		2,118,882

Total Consumer Discretionary		23,666,753

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (0.9%)
Beverages (0.1%)
MGP Ingredients, Inc.	487	$14,595
National Beverage Corp.*	854	36,927
Vita Coco Co., Inc. (The)*	1,424	51,406
Zevia PBC, Class A*	1,330	4,283

		107,211

Consumer Staples Distribution & Retail (0.2%)
Andersons, Inc. (The)	1,172	43,071
Chefs’ Warehouse, Inc. (The)*	1,294	82,570
Grocery Outlet Holding Corp.*	3,423	42,514
Guardian Pharmacy Services, Inc., Class A*	493	10,506
HF Foods Group, Inc.*	1,470	4,675
Ingles Markets, Inc., Class A	512	32,451
Natural Grocers by Vitamin Cottage, Inc.	472	18,526
PriceSmart, Inc.	936	98,317
SpartanNash Co.	1,106	29,298
Sprouts Farmers Market, Inc.*	51	8,397
United Natural Foods, Inc.*	2,137	49,813
Village Super Market, Inc., Class A	307	11,819
Weis Markets, Inc.	611	44,291

		476,248

Food Products (0.4%)
Alico, Inc.	176	5,752
B&G Foods, Inc. (x)	2,819	11,924
Beyond Meat, Inc. (x)*	2,427	8,470
BRC, Inc., Class A (x)*	2,395	3,138
Calavo Growers, Inc.	652	17,337
Cal-Maine Foods, Inc.	1,665	165,884
Dole plc	2,453	34,318
Forafric Global plc (x)*	233	1,817
Fresh Del Monte Produce, Inc.	1,254	40,655
Hain Celestial Group, Inc. (The)*	3,458	5,256
J & J Snack Foods Corp.	551	62,489
John B Sanfilippo & Son, Inc.	268	16,948
Lancaster Colony Corp.	714	123,358
Lifeway Foods, Inc.*	184	4,536
Limoneira Co.	685	10,720
Mama’s Creations, Inc.*	1,410	11,703
Mission Produce, Inc.*	1,683	19,725
Seneca Foods Corp., Class A*	162	16,432
Simply Good Foods Co. (The)*	3,399	107,374
SunOpta, Inc.*	2,959	17,162
Tootsie Roll Industries, Inc.	605	20,237
TreeHouse Foods, Inc.*	1,858	36,082
Utz Brands, Inc.	2,613	32,793
Vital Farms, Inc.*	1,275	49,113
Westrock Coffee Co. (x)*	1,249	7,157
WK Kellogg Co. (x)	2,366	37,714

		868,094

Household Products (0.1%)
Central Garden & Pet Co.*	285	10,026
Central Garden & Pet Co., Class A*	1,931	60,421
Energizer Holdings, Inc.	2,371	47,799
Oil-Dri Corp. of America	377	22,239
Spectrum Brands Holdings, Inc.	915	48,495
WD-40 Co.	494	112,677

		301,657

Personal Care Products (0.1%)
Beauty Health Co. (The)*	3,549	6,779
Edgewell Personal Care Co.	1,686	39,469
FitLife Brands, Inc.*	355	4,622
Herbalife Ltd.*	3,866	33,325
Honest Co., Inc. (The)*	3,817	19,429
Interparfums, Inc.	665	87,321
Lifevantage Corp.	280	3,662
Medifast, Inc.*	434	6,098
Nature’s Sunshine Products, Inc.*	593	8,770
Nu Skin Enterprises, Inc., Class A	1,492	11,921
Olaplex Holdings, Inc.*	5,874	8,224
USANA Health Sciences, Inc.*	319	9,739
Waldencast plc, Class A*	765	1,874

		241,233

Tobacco (0.0%)†
Ispire Technology, Inc.*	757	1,938
Turning Point Brands, Inc.	627	47,508
Universal Corp.	876	51,018

		100,464

Total Consumer Staples		2,094,907

Energy (3.0%)
Energy Equipment & Services (1.5%)
Archrock, Inc.	5,968	148,185
Aris Water Solutions, Inc., Class A	1,038	24,549
Atlas Energy Solutions, Inc. (x)	2,639	35,283
Borr Drilling Ltd. (x)	8,590	15,720
Bristow Group, Inc., Class A*	926	30,530
Cactus, Inc., Class A	2,411	105,409
ChampionX Corp.	6,799	168,887
Core Laboratories, Inc. (x)	1,616	18,616
DMC Global, Inc.*	848	6,835
Energy Services of America Corp.	432	4,294
Expro Group Holdings NV*	3,581	30,761
Flowco Holdings, Inc., Class A	699	12,449
Forum Energy Technologies, Inc.*	432	8,411
Geospace Technologies Corp. (x)*	146	2,082
Helix Energy Solutions Group, Inc.*	5,446	33,983
Helmerich & Payne, Inc.	3,565	54,045
Hunting plc	205,515	849,121
Innovex International, Inc.*	1,325	20,697
Kodiak Gas Services, Inc.	1,950	66,827
Liberty Energy, Inc., Class A	55,154	633,168
Mammoth Energy Services, Inc.*	1,025	2,870
Nabors Industries Ltd. (x)*	498	13,954
National Energy Services Reunited Corp.*	1,958	11,787
Natural Gas Services Group, Inc.*	445	11,485
Noble Corp. plc	4,515	119,873
Oceaneering International, Inc.*	3,400	70,448
Oil States International, Inc.*	2,450	13,132
Patterson-UTI Energy, Inc.	12,784	75,809
ProFrac Holding Corp., Class A (x)*	468	3,632
ProPetro Holding Corp.*	2,605	15,552
Ranger Energy Services, Inc., Class A	516	6,161
RPC, Inc.	3,248	15,363

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
SEACOR Marine Holdings, Inc.*	1,060	$5,406
Seadrill Ltd.*	2,351	61,714
Select Water Solutions, Inc., Class A	58,023	501,319
Solaris Energy Infrastructure, Inc., Class A (x)	1,319	37,315
TechnipFMC plc	3,700	127,428
TETRA Technologies, Inc.*	4,274	14,361
Tidewater, Inc.*	1,876	86,540
Transocean Ltd.*	25,808	66,843
Valaris Ltd. (x)*	2,257	95,042

		3,625,886

Oil, Gas & Consumable Fuels (1.5%)
Ardmore Shipping Corp.	1,459	14,006
Berry Corp.	3,109	8,612
BKV Corp.*	535	12,904
California Resources Corp.	2,357	107,644
Calumet, Inc.*	2,232	35,165
Centrus Energy Corp., Class A (x)*	535	98,001
Clean Energy Fuels Corp.*	6,679	13,024
CNX Resources Corp.*	5,088	171,364
Comstock Resources, Inc.*	2,677	74,073
Core Natural Resources, Inc.	1,936	135,017
Crescent Energy Co., Class A	6,476	55,694
CVR Energy, Inc.	1,134	30,448
Delek US Holdings, Inc.	2,184	46,257
DHT Holdings, Inc.	4,540	49,077
Diversified Energy Co. plc (m)	1,797	26,362
Dorian LPG Ltd.	1,294	31,548
Empire Petroleum Corp.*	421	2,223
Encore Energy Corp. (x)*	6,232	17,824
Energy Fuels, Inc. (x)*	7,561	43,476
Epsilon Energy Ltd.	584	4,310
Evolution Petroleum Corp. (x)	1,387	6,519
Excelerate Energy, Inc., Class A	825	24,189
FLEX LNG Ltd. (x)	1,117	24,552
FutureFuel Corp.	1,238	4,803
Gevo, Inc.*	8,037	10,609
Golar LNG Ltd. (x)	3,617	148,984
Granite Ridge Resources, Inc.	2,103	13,396
Green Plains, Inc.*	2,354	14,195
Gulfport Energy Corp.*	548	110,241
Hallador Energy Co.*	1,107	17,524
HighPeak Energy, Inc. (x)	468	4,586
Infinity Natural Resources, Inc., Class A*	452	8,276
International Seaways, Inc.	1,474	53,772
Kinetik Holdings, Inc., Class A	1,561	68,762
Kolibri Global Energy, Inc.*	1,177	8,062
Kosmos Energy Ltd.*	17,325	29,799
Lightbridge Corp.*	527	7,046
Magnolia Oil & Gas Corp., Class A	6,649	149,470
Murphy Oil Corp.	4,814	108,315
NACCO Industries, Inc., Class A	181	8,020
Navigator Holdings Ltd.	1,044	14,773
New Fortress Energy, Inc. (x)*	5,956	19,774
NextDecade Corp.*	4,821	42,955
NextNRG, Inc. (x)*	1,364	3,778
Nordic American Tankers Ltd.	6,923	18,208
Northern Oil & Gas, Inc. (x)	3,321	94,150
OPAL Fuels, Inc., Class A*	1,669	4,039
Par Pacific Holdings, Inc.*	1,940	51,468
PBF Energy, Inc., Class A	3,015	65,335
Peabody Energy Corp.	4,477	60,081
Prairie Operating Co.*	1,364	4,085
PrimeEnergy Resources Corp.*	30	4,391
REX American Resources Corp.*	496	24,160
Riley Exploration Permian, Inc.	472	12,381
Sable Offshore Corp. (x)*	2,462	54,115
SandRidge Energy, Inc.	1,017	11,004
Scorpio Tankers, Inc.	1,622	63,469
SFL Corp. Ltd.	4,213	35,094
Sitio Royalties Corp., Class A	2,817	51,776
SM Energy Co.	4,143	102,374
Summit Midstream Corp.*	308	7,555
Talos Energy, Inc.*	4,261	36,133
Teekay Corp. Ltd.	1,616	13,332
Teekay Tankers Ltd., Class A	919	38,341
Uranium Energy Corp. (x)*	15,675	106,590
Ur-Energy, Inc.*	646	678
VAALCO Energy, Inc.	4,138	14,938
Vital Energy, Inc.*	1,111	17,876
Vitesse Energy, Inc. (x)	1,043	23,040
W&T Offshore, Inc. (x)	4,166	6,874
Whitecap Resources, Inc. (x)	86,238	579,459
World Kinect Corp. (x)	2,118	60,045

		3,440,420

Total Energy		7,066,306

Financials (24.1%)
Banks (14.3%)
1st Source Corp.	707	43,883
ACNB Corp.	331	14,180
Amalgamated Financial Corp.	856	26,707
Amerant Bancorp, Inc., Class A	1,381	25,176
Ameris Bancorp	2,342	151,527
Ames National Corp.	379	6,750
Arrow Financial Corp.	521	13,765
Associated Banc-Corp.	6,087	148,462
Atlantic Union Bankshares Corp.	70,208	2,196,106
Axos Financial, Inc.*	1,879	142,879
Banc of California, Inc.	5,023	70,573
BancFirst Corp.	767	94,817
Bancorp, Inc. (The)*	1,674	95,368
Bank First Corp.	328	38,589
Bank of Hawaii Corp.	1,472	99,404
Bank of Marin Bancorp	498	11,374
Bank of NT Butterfield & Son Ltd. (The)	1,577	69,830
Bank7 Corp.	164	6,860
BankFinancial Corp.	397	4,593
BankUnited, Inc.	2,734	97,303
Bankwell Financial Group, Inc.	248	8,935
Banner Corp.	1,259	80,765
Bar Harbor Bankshares	484	14,501
BayCom Corp.	341	9,449
BCB Bancorp, Inc.	663	5,582
Berkshire Hills Bancorp, Inc.	1,523	38,136
Blue Foundry Bancorp*	558	5,340
Blue Ridge Bankshares, Inc.*	2,117	7,600
Bridgewater Bancshares, Inc.*	801	12,744
Brookline Bancorp, Inc.	3,094	32,642
Burke & Herbert Financial Services Corp.	443	26,460

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Business First Bancshares, Inc.	1,043	$25,710
BV Financial, Inc.*	308	4,691
Byline Bancorp, Inc.	1,120	29,938
C&F Financial Corp.	102	6,296
Cadence Bank	6,483	207,326
California Bancorp*	838	13,207
Camden National Corp.	29,834	1,210,664
Capital Bancorp, Inc.	347	11,652
Capital City Bank Group, Inc.	494	19,439
Capitol Federal Financial, Inc.	4,751	28,981
Carter Bankshares, Inc.*	792	13,733
Cathay General Bancorp	2,415	109,955
CB Financial Services, Inc.	165	4,703
Central Pacific Financial Corp.	898	25,171
CF Bankshares, Inc.	193	4,626
Chain Bridge Bancorp, Inc., Class A*	182	4,690
Chemung Financial Corp.	156	7,561
ChoiceOne Financial Services, Inc.	510	14,637
Citizens & Northern Corp.	580	10,985
Citizens Community Bancorp, Inc.	341	4,706
Citizens Financial Services, Inc.	188	11,039
City Holding Co.	532	65,127
Civista Bancshares, Inc.	436	10,115
CNB Financial Corp.	797	18,219
Coastal Financial Corp.*	458	44,366
Colony Bankcorp, Inc.	685	11,282
Columbia Banking System, Inc.	129,867	3,036,290
Columbia Financial, Inc.*	916	13,291
Community Financial System, Inc.	1,840	104,641
Community Trust Bancorp, Inc.	561	29,688
Community West Bancshares	507	9,892
ConnectOne Bancorp, Inc.	1,763	40,831
Customers Bancorp, Inc.*	1,088	63,909
CVB Financial Corp.	4,835	95,685
Dime Community Bancshares, Inc.	1,400	37,716
Eagle Bancorp Montana, Inc.	287	4,784
Eagle Bancorp, Inc.	1,143	22,266
Eagle Financial Services, Inc.	155	4,746
Eastern Bankshares, Inc.	7,284	111,227
ECB Bancorp, Inc.*	303	4,678
Enterprise Bancorp, Inc.	348	13,795
Enterprise Financial Services Corp.	1,376	75,818
Equity Bancshares, Inc., Class A	596	24,317
Esquire Financial Holdings, Inc.	265	25,085
ESSA Bancorp, Inc.	382	7,411
Farmers & Merchants Bancorp, Inc.	394	9,960
Farmers National Banc Corp.	1,249	17,224
FB Bancorp, Inc.*	563	6,334
FB Financial Corp.	1,316	59,615
Fidelity D&D Bancorp, Inc.	205	9,430
Financial Institutions, Inc.	659	16,923
Finward Bancorp	162	4,474
Finwise Bancorp*	293	4,398
First Bancorp (Nasdaq Stock Exchange)	48,840	2,153,356
First Bancorp (New York Stock Exchange)	5,860	122,064
First Bancorp, Inc. (The)	426	10,825
First Bank	872	13,490
First Busey Corp.	3,045	69,685
First Business Financial Services, Inc.	227	11,500
First Capital, Inc.	110	4,542
First Commonwealth Financial Corp.	68,644	1,114,092
First Community Bankshares, Inc.	539	21,113
First Community Corp.	240	5,851
First Financial Bancorp	3,431	83,236
First Financial Bankshares, Inc.	4,876	175,438
First Financial Corp.	433	23,464
First Foundation, Inc.*	2,122	10,822
First Internet Bancorp	344	9,254
First Interstate BancSystem, Inc., Class A	115,634	3,332,572
First Merchants Corp.	2,160	82,728
First Mid Bancshares, Inc.	816	30,592
First National Corp.	253	4,926
First Savings Financial Group, Inc.	191	4,783
First United Corp.	204	6,326
First Western Financial, Inc.*	305	6,881
Firstsun Capital Bancorp*	442	15,360
Five Star Bancorp	600	17,124
Flagstar Financial, Inc.	10,976	116,346
Flushing Financial Corp.	977	11,607
Franklin Financial Services Corp.	144	4,986
FS Bancorp, Inc.	223	8,782
Fulton Financial Corp.	6,462	116,574
FVCBankcorp, Inc.*	705	8,319
GBank Financial Holdings, Inc.*	296	10,481
German American Bancorp, Inc.	39,562	1,523,533
Glacier Bancorp, Inc.	4,159	179,170
Great Southern Bancorp, Inc.	336	19,750
Greene County Bancorp, Inc.	298	6,622
Guaranty Bancshares, Inc.	276	11,713
Hancock Whitney Corp.	3,115	178,801
Hanmi Financial Corp.	1,091	26,926
Hanover Bancorp, Inc.	215	4,921
HarborOne Bancorp, Inc.	1,478	17,263
Hawthorn Bancshares, Inc.	175	5,100
HBT Financial, Inc.	513	12,933
Heritage Commerce Corp.	2,323	23,067
Heritage Financial Corp.	1,114	26,558
Hilltop Holdings, Inc.	1,715	52,050
Hingham Institution For Savings (The) (x)	53	13,163
Home Bancorp, Inc.	289	14,964
Home BancShares, Inc.	6,919	196,915
HomeStreet, Inc.*	743	9,711
HomeTrust Bancshares, Inc.	523	19,565
Hope Bancorp, Inc.	4,142	44,444
Horizon Bancorp, Inc.	1,498	23,039
Independent Bank Corp.	653	21,164
Independent Bank Corp./MA	1,556	97,849
International Bancshares Corp.	1,997	132,920
Investar Holding Corp.	305	5,893
John Marshall Bancorp, Inc.	296	5,485
Kearny Financial Corp.	2,196	14,186
Lakeland Financial Corp.	909	55,858
Landmark Bancorp, Inc.	189	4,997
LCNB Corp.	465	6,756
LINKBANCORP, Inc.	414	3,026
Live Oak Bancshares, Inc.	1,311	39,068
MainStreet Bancshares, Inc.	245	4,631
Mercantile Bank Corp.	518	24,040

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Meridian Corp.	384	$4,950
Metrocity Bankshares, Inc.	623	17,805
Metropolitan Bank Holding Corp.*	385	26,950
Mid Penn Bancorp, Inc.	771	21,742
Middlefield Banc Corp.	246	7,407
Midland States Bancorp, Inc.	735	12,730
MidWestOne Financial Group, Inc.	764	21,980
MVB Financial Corp.	499	11,242
National Bank Holdings Corp., Class A	1,335	50,209
National Bankshares, Inc.	254	6,909
NB Bancorp, Inc.*	1,243	22,200
NBT Bancorp, Inc.	1,864	77,449
Nicolet Bankshares, Inc.	477	58,900
Northeast Bank	254	22,603
Northeast Community Bancorp, Inc.	510	11,855
Northfield Bancorp, Inc.	1,492	17,128
Northpointe Bancshares, Inc.	334	4,579
Northrim Bancorp, Inc.	213	19,864
Northwest Bancshares, Inc.	4,672	59,708
Norwood Financial Corp.	325	8,379
Oak Valley Bancorp	296	8,063
OceanFirst Financial Corp.	2,003	35,273
OFG Bancorp	1,575	67,410
Ohio Valley Banc Corp.	119	3,835
Old National Bancorp	11,694	249,550
Old Point Financial Corp.	143	5,613
Old Second Bancorp, Inc.	1,556	27,603
OP Bancorp	379	4,923
Orange County Bancorp, Inc.	347	8,966
Origin Bancorp, Inc.	1,062	37,956
Orrstown Financial Services, Inc.	654	20,817
Pacific Premier Bancorp, Inc.	3,468	73,140
Park National Corp.	545	91,157
Parke Bancorp, Inc.	460	9,370
Pathward Financial, Inc.	860	68,043
Patriot National Bancorp, Inc.*	3,771	5,732
PCB Bancorp	419	8,791
Peapack-Gladstone Financial Corp.	577	16,300
Penns Woods Bancorp, Inc.	259	7,863
Peoples Bancorp of North Carolina, Inc.	64	1,846
Peoples Bancorp, Inc.	32,625	996,368
Peoples Financial Services Corp.	299	14,762
Pioneer Bancorp, Inc.*	535	6,436
Plumas Bancorp	187	8,314
Ponce Financial Group, Inc.*	793	10,975
Preferred Bank	431	37,301
Primis Financial Corp.	828	8,984
Princeton Bancorp, Inc.	224	6,841
Provident Bancorp, Inc.*	664	8,293
Provident Financial Services, Inc.	4,481	78,552
QCR Holdings, Inc.	585	39,722
RBB Bancorp	436	7,504
Red River Bancshares, Inc.	191	11,212
Renasant Corp.	3,409	122,485
Republic Bancorp, Inc., Class A	309	22,591
Rhinebeck Bancorp, Inc.*	381	4,469
Richmond Mutual Bancorp, Inc.	344	4,747
Riverview Bancorp, Inc.	831	4,571
S&T Bancorp, Inc.	1,397	52,835
SB Financial Group, Inc.	258	4,928
Seacoast Banking Corp. of Florida	52,002	1,436,295
ServisFirst Bancshares, Inc.	1,865	144,556
Shore Bancshares, Inc.	1,018	16,003
Sierra Bancorp	374	11,104
Simmons First National Corp., Class A	4,511	85,529
SmartFinancial, Inc.	491	16,586
Sound Financial Bancorp, Inc.	98	4,508
South Plains Financial, Inc.	427	15,389
Southern First Bancshares, Inc.*	250	9,508
Southern Missouri Bancorp, Inc.	326	17,858
Southern States Bancshares, Inc.	330	12,002
Southside Bancshares, Inc.	1,016	29,901
SouthState Corp.	35,085	3,228,873
SR Bancorp, Inc.	347	4,685
Stellar Bancorp, Inc.	1,774	49,637
Sterling Bancorp, Inc. (r)*	817	—
Stock Yards Bancorp, Inc.	967	76,374
Texas Capital Bancshares, Inc.*	1,648	130,851
Third Coast Bancshares, Inc.*	408	13,329
Timberland Bancorp, Inc.	189	5,897
Tompkins Financial Corp.	442	27,727
Towne Bank	2,626	89,757
TriCo Bancshares	33,228	1,345,402
Triumph Financial, Inc.*	775	42,710
TrustCo Bank Corp.	681	22,759
Trustmark Corp.	2,102	76,639
UMB Financial Corp.	2,646	278,253
Union Bankshares, Inc.	176	4,685
United Bankshares, Inc.	5,118	186,449
United Community Banks, Inc.	4,257	126,816
United Security Bancshares	541	4,680
Unity Bancorp, Inc.	246	11,582
Univest Financial Corp.	1,086	32,623
USCB Financial Holdings, Inc.	400	6,616
Valley National Bancorp	17,585	157,034
Veritex Holdings, Inc.	1,923	50,190
Virginia National Bankshares Corp.	208	7,696
WaFd, Inc.	2,828	82,804
Washington Trust Bancorp, Inc.	5,182	146,547
WesBanco, Inc.	3,477	109,978
West Bancorp, Inc.	656	12,877
Westamerica Bancorp	942	45,630
Western New England Bancorp, Inc.	583	5,381
WSFS Financial Corp.	54,371	2,990,405

		33,669,602

Capital Markets (2.1%)
Acadian Asset Management, Inc.	990	34,888
AlTi Global, Inc. (x)*	1,396	5,793
Artisan Partners Asset Management, Inc., Class A	2,310	102,402
Bakkt Holdings, Inc., Class A*	260	3,627
BGC Group, Inc., Class A	12,647	129,379
Cohen & Steers, Inc.	1,011	76,179
Diamond Hill Investment Group, Inc.	103	14,967
DigitalBridge Group, Inc.	6,173	63,890
Donnelley Financial Solutions, Inc.*	952	58,691
Forge Global Holdings, Inc. (x)*	321	6,112
GCM Grosvenor, Inc., Class A	1,737	20,080
Hamilton Lane, Inc., Class A	57	8,101

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Marex Group plc	1,156	$45,627
MarketWise, Inc.	46	910
Moelis & Co., Class A	2,485	154,865
Open Lending Corp.*	4,059	7,874
P10, Inc., Class A	1,411	14,420
Patria Investments Ltd., Class A	2,151	30,243
Perella Weinberg Partners, Class A	2,207	42,860
Piper Sandler Cos.	3,720	1,033,937
PJT Partners, Inc., Class A	831	137,123
Siebert Financial Corp.*	1,049	4,637
Silvercrest Asset Management Group, Inc., Class A	360	5,710
StepStone Group, Inc., Class A	2,272	126,096
StoneX Group, Inc.*	1,644	149,834
Value Line, Inc.	34	1,331
Victory Capital Holdings, Inc., Class A	40,906	2,604,485
Virtus Investment Partners, Inc.	234	42,448
Westwood Holdings Group, Inc.	216	3,370
WisdomTree, Inc. (x)	4,407	50,725

		4,980,604

Consumer Finance (1.1%)
Atlanticus Holdings Corp.*	220	12,045
Bread Financial Holdings, Inc.	29,944	1,710,401
Consumer Portfolio Services, Inc.*	337	3,313
Dave, Inc.*	335	89,917
Encore Capital Group, Inc.*	832	32,207
Enova International, Inc.*	888	99,030
FirstCash Holdings, Inc.	1,437	194,196
Green Dot Corp., Class A*	1,919	20,687
LendingClub Corp.*	3,999	48,108
LendingTree, Inc.*	389	14,420
Medallion Financial Corp.	767	7,309
Navient Corp.	2,768	39,029
Nelnet, Inc., Class A	491	59,470
NerdWallet, Inc., Class A*	1,231	13,504
Oportun Financial Corp.*	1,175	8,413
OppFi, Inc. (x)	730	10,213
PRA Group, Inc.*	1,491	21,992
PROG Holdings, Inc.	1,493	43,820
Regional Management Corp.	354	10,340
Upstart Holdings, Inc.*	3,042	196,757
World Acceptance Corp.*	119	19,649

		2,654,820

Financial Services (1.0%)
Acacia Research Corp.*	1,672	5,986
Alerus Financial Corp.	814	17,615
AvidXchange Holdings, Inc.*	6,337	62,039
Banco Latinoamericano de Comercio Exterior SA, Class E	1,072	43,202
Better Home & Finance Holding Co.*	370	4,584
Burford Capital Ltd.	6,941	98,979
Cannae Holdings, Inc.	2,026	42,242
Cantaloupe, Inc.*	1,766	19,408
Cass Information Systems, Inc.	493	21,421
Compass Diversified Holdings	2,353	14,777
Enact Holdings, Inc.	1,001	37,187
Essent Group Ltd.	3,613	219,418
Evertec, Inc.	2,364	85,222
Federal Agricultural Mortgage Corp., Class C	338	65,667
Finance of America Cos., Inc., Class A*	207	4,827
Flywire Corp.*	4,389	51,351
HA Sustainable Infrastructure Capital, Inc. (x)	4,464	119,903
International Money Express, Inc.*	1,037	10,463
Jackson Financial, Inc., Class A	2,603	231,120
loanDepot, Inc., Class A*	3,307	4,200
Marqeta, Inc., Class A*	13,888	80,967
Merchants Bancorp	934	30,887
Mr Cooper Group, Inc.*	97	14,473
NCR Atleos Corp.*	2,655	75,747
NewtekOne, Inc.	1,048	11,822
NMI Holdings, Inc., Class A*	2,814	118,723
Onity Group, Inc.*	228	8,703
Pagseguro Digital Ltd., Class A	6,299	60,722
Payoneer Global, Inc.*	9,644	66,061
Paysafe Ltd. (x)*	1,264	15,952
Paysign, Inc.*	1,436	10,339
PennyMac Financial Services, Inc.	1,062	105,818
Priority Technology Holdings, Inc.*	766	5,960
Radian Group, Inc.	5,156	185,719
Remitly Global, Inc.*	5,596	105,037
Repay Holdings Corp., Class A*	3,196	15,405
Security National Financial Corp., Class A*	450	4,433
Sezzle, Inc.*	542	97,154
StoneCo Ltd., Class A*	8,759	140,494
SWK Holdings Corp.	160	2,358
Triller Group, Inc.*	5,980	5,564
Velocity Financial, Inc.*	373	6,915
Walker & Dunlop, Inc.	1,175	82,814
Waterstone Financial, Inc.	630	8,700

		2,420,378

Insurance (5.2%)
Ambac Financial Group, Inc.*	1,741	12,361
American Coastal Insurance Corp.	892	9,919
AMERISAFE, Inc.	690	30,174
Baldwin Insurance Group, Inc. (The), Class A*	2,568	109,936
Bowhead Specialty Holdings, Inc.*	580	21,767
Citizens, Inc., Class A*	1,539	5,371
CNO Financial Group, Inc.	88,601	3,418,227
Crawford & Co., Class A	556	5,882
Donegal Group, Inc., Class A	633	12,676
eHealth, Inc.*	1,051	4,572
Employers Holdings, Inc.	852	40,197
Enstar Group Ltd.*	436	146,653
F&G Annuities & Life, Inc.	719	22,994
Fidelis Insurance Holdings Ltd.	2,175	36,062
Genworth Financial, Inc., Class A*	15,075	117,284
GoHealth, Inc., Class A*	172	955
Goosehead Insurance, Inc., Class A	865	91,266
Greenlight Capital Re Ltd., Class A*	1,005	14,442
Hamilton Insurance Group Ltd., Class B*	1,561	33,749
Hanover Insurance Group, Inc. (The)	18,797	3,193,046
HCI Group, Inc.	307	46,725
Heritage Insurance Holdings, Inc.*	847	21,124
Hippo Holdings, Inc.*	699	19,523
Horace Mann Educators Corp.	75,045	3,224,684

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Investors Title Co.	53	$11,199
James River Group Holdings Ltd.	1,303	7,636
Kingstone Cos., Inc.*	300	4,623
Kingsway Financial Services, Inc. (x)*	801	10,846
Lemonade, Inc. (x)*	2,013	88,190
MBIA, Inc.*	1,772	7,690
Mercury General Corp.	992	66,801
NI Holdings, Inc.*	358	4,561
Oscar Health, Inc., Class A (x)*	6,620	141,933
Palomar Holdings, Inc.*	962	148,389
ProAssurance Corp.*	1,864	42,555
Root, Inc., Class A*	385	49,268
Safety Insurance Group, Inc.	542	43,029
Selective Insurance Group, Inc.	8,505	736,958
Selectquote, Inc.*	5,223	12,431
SiriusPoint Ltd.*	2,639	53,809
Skyward Specialty Insurance Group, Inc.*	1,314	75,936
Stewart Information Services Corp.	1,024	66,662
Tiptree, Inc., Class A	938	22,118
Trupanion, Inc.*	1,343	74,335
TWFG, Inc., Class A*	229	8,015
United Fire Group, Inc.	769	22,070
Universal Insurance Holdings, Inc.	937	25,983

		12,364,626

Mortgage Real Estate Investment Trusts (REITs) (0.4%)
ACRES Commercial Realty Corp. (REIT)*	256	4,593
Advanced Flower Capital, Inc. (REIT) (x)	711	3,185
AG Mortgage Investment Trust, Inc. (REIT)	1,219	9,203
Angel Oak Mortgage REIT, Inc. (REIT)	418	3,938
Apollo Commercial Real Estate Finance, Inc. (REIT)	4,740	45,883
Arbor Realty Trust, Inc. (REIT) (x)	6,526	69,828
Ares Commercial Real Estate Corp. (REIT) (x)	2,247	10,718
ARMOUR Residential REIT, Inc. (REIT) (x)	2,942	49,455
Blackstone Mortgage Trust, Inc. (REIT), Class A	5,958	114,692
BrightSpire Capital, Inc. (REIT), Class A	4,339	21,912
Chicago Atlantic Real Estate Finance, Inc. (REIT)	720	10,051
Chimera Investment Corp. (REIT)	2,713	37,629
Claros Mortgage Trust, Inc. (REIT)	3,688	10,511
Dynex Capital, Inc. (REIT) (x)	3,842	46,949
Ellington Financial, Inc. (REIT) (x)	3,311	43,010
Franklin BSP Realty Trust, Inc. (REIT)	2,942	31,450
Invesco Mortgage Capital, Inc. (REIT) (x)	2,531	19,843
KKR Real Estate Finance Trust, Inc. (REIT)	1,993	17,479
Ladder Capital Corp. (REIT)	4,183	44,967
Lument Finance Trust, Inc. (REIT)	1,959	4,329
MFA Financial, Inc. (REIT)	3,682	34,832
New York Mortgage Trust, Inc. (REIT)	3,198	21,427
Nexpoint Real Estate Finance, Inc. (REIT)	352	4,854
Orchid Island Capital, Inc. (REIT) (x)	3,787	26,547
PennyMac Mortgage Investment Trust (REIT) (x)	3,061	39,364
Ready Capital Corp. (REIT) (x)	5,626	24,586
Redwood Trust, Inc. (REIT)	4,806	28,403
Rithm Property Trust, Inc. (REIT)	1,735	4,684
Seven Hills Realty Trust (REIT)	542	6,542
Sunrise Realty Trust, Inc. (REIT)	328	3,477
TPG RE Finance Trust, Inc. (REIT)	2,644	20,412
Two Harbors Investment Corp. (REIT)	3,835	41,303

		856,056

Total Financials		56,946,086

Health Care (7.5%)
Biotechnology (2.8%)
4D Molecular Therapeutics, Inc.*	1,398	5,187
89bio, Inc.*	4,508	44,269
Abeona Therapeutics, Inc.*	1,554	8,827
Absci Corp. (x)*	3,383	8,694
ACADIA Pharmaceuticals, Inc.*	4,558	98,316
Actinium Pharmaceuticals, Inc.*	212	297
Actuate Therapeutics, Inc.*	506	3,092
ADC Therapeutics SA (x)*	2,966	7,949
ADMA Biologics, Inc.*	8,453	153,929
Agenus, Inc.*	76	347
Agios Pharmaceuticals, Inc.*	2,065	68,682
Akebia Therapeutics, Inc.*	8,995	32,742
Akero Therapeutics, Inc.*	2,527	134,841
Aldeyra Therapeutics, Inc.*	2,048	7,844
Alector, Inc.*	3,340	4,676
Alkermes plc*	5,910	169,085
Allogene Therapeutics, Inc. (x)*	5,657	6,392
Altimmune, Inc. (x)*	2,507	9,702
ALX Oncology Holdings, Inc.*	740	307
Amicus Therapeutics, Inc.*	9,753	55,885
AnaptysBio, Inc.*	655	14,541
Anavex Life Sciences Corp. (x)*	3,186	29,375
Anika Therapeutics, Inc.*	323	3,417
Annexon, Inc.*	3,568	8,563
Apogee Therapeutics, Inc.*	1,156	50,205
Applied Therapeutics, Inc. (x)*	1,028	320
Arbutus Biopharma Corp. (x)*	5,027	15,533
Arcellx, Inc.*	1,326	87,317
Arcturus Therapeutics Holdings, Inc. (x)*	941	12,242
Arcus Biosciences, Inc.*	2,457	20,000
Arcutis Biotherapeutics, Inc.*	3,918	54,930
Ardelyx, Inc.*	8,452	33,132
ArriVent Biopharma, Inc.*	805	17,525
Arrowhead Pharmaceuticals, Inc.*	4,295	67,861
ARS Pharmaceuticals, Inc. (x)*	2,059	35,930
Artiva Biotherapeutics, Inc. (x)*	205	310
Astria Therapeutics, Inc.*	1,887	10,114
aTyr Pharma, Inc.*	2,832	14,358
Aura Biosciences, Inc. (x)*	1,195	7,481
Aurinia Pharmaceuticals, Inc.*	4,260	36,082
Avidity Biosciences, Inc.*	4,164	118,258
Avita Medical, Inc. (x)*	1,033	5,465
Beam Therapeutics, Inc.*	3,317	56,422
Benitec Biopharma, Inc.*	386	4,516
Bicara Therapeutics, Inc. (x)*	1,215	11,287

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
BioCryst Pharmaceuticals, Inc.*	7,550	$67,648
Biohaven Ltd.*	3,102	43,769
Biomea Fusion, Inc.*	166	299
Blueprint Medicines Corp.*	2,313	296,480
Bridgebio Pharma, Inc.*	5,647	243,837
Bright Minds Biosciences, Inc.*	163	4,256
C4 Therapeutics, Inc.*	292	418
CAMP4 Therapeutics Corp.*	198	287
Candel Therapeutics, Inc. (x)*	891	4,508
Capricor Therapeutics, Inc. (x)*	1,261	12,522
Cardiff Oncology, Inc. (x)*	1,845	5,812
CareDx, Inc.*	1,950	38,103
Cargo Therapeutics, Inc.*	1,381	5,690
Caribou Biosciences, Inc. (x)*	325	410
Cartesian Therapeutics, Inc.*	384	3,990
Catalyst Pharmaceuticals, Inc.*	4,187	90,858
Celcuity, Inc.*	1,109	14,805
Celldex Therapeutics, Inc.*	2,316	47,131
Century Therapeutics, Inc. (x)*	730	408
CervoMed, Inc.*	65	409
CG oncology, Inc.*	1,957	50,882
Cibus, Inc., Class A*	213	294
Cidara Therapeutics, Inc. (x)*	367	17,877
Climb Bio, Inc.*	255	316
Cogent Biosciences, Inc.*	3,817	27,406
Coherus Oncology, Inc.*	3,363	2,459
Compass Therapeutics, Inc.*	4,014	10,436
Corbus Pharmaceuticals Holdings, Inc.*	108	745
Corvus Pharmaceuticals, Inc.*	1,873	7,492
Crinetics Pharmaceuticals, Inc.*	3,337	95,972
CRISPR Therapeutics AG (x)*	2,266	110,218
Cullinan Therapeutics, Inc.*	1,551	11,679
Cytokinetics, Inc.*	4,168	137,711
Day One Biopharmaceuticals, Inc.*	2,852	18,538
Denali Therapeutics, Inc.*	4,819	67,418
Design Therapeutics, Inc. (x)*	1,307	4,405
DiaMedica Therapeutics, Inc.*	1,223	4,770
Dianthus Therapeutics, Inc.*	595	11,085
Disc Medicine, Inc.*	912	48,300
Dynavax Technologies Corp.*	3,820	37,894
Dyne Therapeutics, Inc.*	3,582	34,101
Editas Medicine, Inc.*	3,056	6,723
Eledon Pharmaceuticals, Inc.*	2,044	5,539
Elevation Oncology, Inc.*	829	304
Emergent BioSolutions, Inc.*	1,700	10,846
Enanta Pharmaceuticals, Inc.*	867	6,555
Entrada Therapeutics, Inc.*	941	6,324
Erasca, Inc.*	7,069	8,978
Fate Therapeutics, Inc.*	4,143	4,640
Fennec Pharmaceuticals, Inc.*	798	6,623
Fibrobiologics, Inc.*	486	302
Foghorn Therapeutics, Inc.*	1,017	4,780
Generation Bio Co.*	999	320
Geron Corp.*	20,980	29,582
Gossamer Bio, Inc.*	6,688	8,226
GRAIL, Inc. (x)*	1,040	53,477
Greenwich Lifesciences, Inc. (x)*	334	3,029
Gyre Therapeutics, Inc. (x)*	289	2,124
Heron Therapeutics, Inc. (x)*	4,710	9,750
Humacyte, Inc. (x)*	3,500	7,315
Ideaya Biosciences, Inc.*	3,088	64,910
IGM Biosciences, Inc. (x)*	278	311
ImmunityBio, Inc. (x)*	8,220	21,701
Immunome, Inc.*	2,641	24,561
Immunovant, Inc.*	2,465	39,440
Inhibikase Therapeutics, Inc.*	2,749	5,361
Inhibrx Biosciences, Inc.*	360	5,137
Inmune Bio, Inc. (x)*	808	1,866
Intellia Therapeutics, Inc.*	3,599	33,759
Invivyd, Inc.*	1,027	734
Iovance Biotherapeutics, Inc. (x)*	9,618	16,543
Ironwood Pharmaceuticals, Inc., Class A*	5,617	4,029
iTeos Therapeutics, Inc.*	876	8,734
Jade Biosciences, Inc.	923	9,221
Janux Therapeutics, Inc.*	1,418	32,756
KalVista Pharmaceuticals, Inc.*	1,391	15,725
Keros Therapeutics, Inc.*	1,175	15,686
Kiniksa Pharmaceuticals International plc, Class A*	144	3,984
Kodiak Sciences, Inc.*	1,411	5,263
Korro Bio, Inc. (x)*	258	3,222
Krystal Biotech, Inc.*	903	124,126
Kura Oncology, Inc.*	2,838	16,375
Kymera Therapeutics, Inc.*	1,703	74,319
Kyverna Therapeutics, Inc. (x)*	131	402
Larimar Therapeutics, Inc.*	1,858	5,370
Lexeo Therapeutics, Inc.*	977	3,928
Madrigal Pharmaceuticals, Inc.*	610	184,610
MannKind Corp.*	10,091	37,740
MeiraGTx Holdings plc*	1,610	10,497
Mersana Therapeutics, Inc.*	1,092	323
Metagenomi, Inc.*	206	305
Metsera, Inc. (x)*	716	20,370
MiMedx Group, Inc.*	4,252	25,980
Mineralys Therapeutics, Inc.*	1,411	19,091
Mirum Pharmaceuticals, Inc.*	1,564	79,592
Monopar Therapeutics, Inc. (x)*	142	5,081
Monte Rosa Therapeutics, Inc. (x)*	1,384	6,242
Myriad Genetics, Inc.*	3,309	17,571
Neurogene, Inc. (x)*	436	6,518
Nkarta, Inc.*	2,241	3,720
Novavax, Inc. (x)*	5,232	32,962
Nurix Therapeutics, Inc.*	2,704	30,799
Nuvalent, Inc., Class A*	1,555	118,647
Nuvectis Pharma, Inc.*	572	4,273
Ocugen, Inc. (x)*	1,085	1,053
Olema Pharmaceuticals, Inc.*	2,101	8,950
Organogenesis Holdings, Inc., Class A (x)*	2,386	8,733
ORIC Pharmaceuticals, Inc.*	1,414	14,352
Oruka Therapeutics, Inc.	871	9,764
Ovid therapeutics, Inc.*	994	328
Palvella Therapeutics, Inc.*	224	5,049
Perspective Therapeutics, Inc.*	2,407	8,280
Praxis Precision Medicines, Inc.*	655	27,543
Precigen, Inc. (x)*	4,941	7,016
Prime Medicine, Inc. (x)*	2,612	6,452
ProKidney Corp., Class A (x)*	514	304
Protagonist Therapeutics, Inc.*	2,083	115,127
Protalix BioTherapeutics, Inc.*	2,983	4,415

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Protara Therapeutics, Inc.*	1,491	$4,518
Prothena Corp. plc*	1,412	8,571
PTC Therapeutics, Inc.*	2,800	136,752
Puma Biotechnology, Inc.*	1,347	4,620
Recursion Pharmaceuticals, Inc., Class A (x)*	12,245	61,960
REGENXBIO, Inc.*	1,607	13,193
Relay Therapeutics, Inc.*	4,388	15,182
Renovaro, Inc.*	1,025	296
Replimune Group, Inc.*	2,428	22,556
Revolution Medicines, Inc.*	284	10,448
Rezolute, Inc.*	2,384	10,633
Rhythm Pharmaceuticals, Inc.*	1,994	126,001
Rigel Pharmaceuticals, Inc.*	605	11,332
Rocket Pharmaceuticals, Inc.*	2,723	6,671
Sage Therapeutics, Inc.*	2,132	19,444
Sana Biotechnology, Inc. (x)*	5,192	14,174
Savara, Inc. (x)*	4,022	9,170
Scholar Rock Holding Corp.*	2,936	103,993
SELLAS Life Sciences Group, Inc. (x)*	2,827	6,191
Shattuck Labs, Inc. (x)*	452	358
Sionna Therapeutics, Inc. (x)*	327	5,673
Skye Bioscience, Inc.*	149	623
Soleno Therapeutics, Inc.*	1,452	121,649
Solid Biosciences, Inc.*	2,290	11,152
SpringWorks Therapeutics, Inc.*	2,628	123,490
Spyre Therapeutics, Inc.*	1,791	26,811
Stoke Therapeutics, Inc.*	1,428	16,208
Sutro Biopharma, Inc.*	409	292
Syndax Pharmaceuticals, Inc.*	2,915	27,299
Tango Therapeutics, Inc. (x)*	2,768	14,172
Taysha Gene Therapies, Inc.*	6,776	15,653
Tectonic Therapeutic, Inc.*	347	6,895
Tenaya Therapeutics, Inc.*	493	301
Tevogen Bio Holdings, Inc.*	242	302
TG Therapeutics, Inc.*	5,240	188,588
Tonix Pharmaceuticals Holding Corp.*	203	7,304
Tourmaline Bio, Inc.*	814	13,016
Travere Therapeutics, Inc.*	3,072	45,466
TriSalus Life Sciences, Inc.*	873	4,758
TScan Therapeutics, Inc.*	215	312
TuHURA Biosciences, Inc.*	1,747	3,896
Twist Bioscience Corp.*	2,150	79,099
Tyra Biosciences, Inc. (x)*	657	6,287
Upstream Bio, Inc. (x)*	1,250	13,725
UroGen Pharma Ltd.*	1,455	19,933
Vanda Pharmaceuticals, Inc.*	1,879	8,869
Vaxcyte, Inc.*	4,542	147,660
Vera Therapeutics, Inc., Class A*	1,856	43,727
Veracyte, Inc.*	2,841	76,792
Verastem, Inc. (x)*	1,323	5,490
Vericel Corp.*	1,787	76,037
Verve Therapeutics, Inc.*	2,626	29,490
Vir Biotechnology, Inc.*	3,231	16,284
Viridian Therapeutics, Inc.*	2,513	35,132
Voyager Therapeutics, Inc.*	2,054	6,388
Werewolf Therapeutics, Inc.*	298	325
Xencor, Inc.*	2,592	20,373
Xenon Pharmaceuticals, Inc.*	2,744	85,887
XOMA Royalty Corp.*	322	8,114
Y-mAbs Therapeutics, Inc.*	1,522	6,864
Zenas Biopharma, Inc. (x)*	631	6,114
Zentalis Pharmaceuticals, Inc.*	358	415
Zura Bio Ltd., Class A*	286	300
Zymeworks, Inc.*	1,911	23,983

		6,589,683

Health Care Equipment & Supplies (2.4%)
Accuray, Inc. (x)*	4,103	5,621
Alphatec Holdings, Inc.*	4,182	46,420
AngioDynamics, Inc.*	1,364	13,531
Anteris Technologies Global Corp.*	446	1,690
Artivion, Inc.*	1,434	44,597
AtriCure, Inc.*	1,715	56,201
Avanos Medical, Inc.*	1,429	17,491
Axogen, Inc.*	1,635	17,740
Beta Bionics, Inc. (x)*	471	6,858
Bioventus, Inc., Class A*	1,590	10,526
Butterfly Network, Inc., Class A*	6,789	13,578
Ceribell, Inc.*	886	16,595
Cerus Corp.*	7,555	10,653
ClearPoint Neuro, Inc.*	873	10,424
CONMED Corp.	1,123	58,486
CVRx, Inc.*	489	2,875
Delcath Systems, Inc.*	1,026	13,954
Electromed, Inc.*	236	5,190
Embecta Corp.	2,082	20,175
Enovis Corp.*	2,034	63,786
Envista Holdings Corp.*	158,319	3,093,553
Glaukos Corp.*	2,017	208,336
Haemonetics Corp.*	1,819	135,716
ICU Medical, Inc.*	871	115,103
Inmode Ltd.*	122	1,762
Inogen, Inc.*	950	6,678
Integer Holdings Corp.*	1,245	153,098
Integra LifeSciences Holdings Corp.*	2,437	29,902
iRadimed Corp.	315	18,834
iRhythm Technologies, Inc.*	1,150	177,054
Kestra Medical Technologies Ltd.*	446	7,395
KORU Medical Systems, Inc.*	1,413	5,059
Lantheus Holdings, Inc.*	2,464	201,703
LeMaitre Vascular, Inc.	736	61,125
LENSAR, Inc.*	329	4,333
LivaNova plc*	1,987	89,455
Lucid Diagnostics, Inc.*	3,835	4,410
Merit Medical Systems, Inc.*	2,111	197,336
Myomo, Inc.*	1,934	4,177
Neogen Corp.*	7,847	37,509
Neuronetics, Inc.*	1,289	4,499
NeuroPace, Inc.*	930	10,360
Novocure Ltd.*	3,604	64,151
Omnicell, Inc.*	1,656	48,686
OraSure Technologies, Inc.*	2,772	8,316
Orthofix Medical, Inc.*	1,356	15,119
OrthoPediatrics Corp.*	659	14,155
Outset Medical, Inc.*	463	8,894
PROCEPT BioRobotics Corp.*	1,896	109,210
Pro-Dex, Inc.*	108	4,713
Pulmonx Corp.*	1,522	3,942
Pulse Biosciences, Inc. (x)*	723	10,910
QuidelOrtho Corp.*	2,421	69,773
RxSight, Inc.*	1,273	16,549

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Sanara Medtech, Inc.*	167	$4,741
SANUWAVE Health, Inc.*	185	6,079
Semler Scientific, Inc. (x)*	253	9,801
SI-BONE, Inc.*	1,372	25,821
Sight Sciences, Inc.*	1,454	6,005
STAAR Surgical Co. (x)*	1,817	30,489
Stereotaxis, Inc. (x)*	853	1,808
Surmodics, Inc.*	462	13,726
Tactile Systems Technology, Inc.*	958	9,714
Tandem Diabetes Care, Inc.*	2,386	44,475
TransMedics Group, Inc.*	1,200	160,812
Treace Medical Concepts, Inc.*	1,841	10,825
UFP Technologies, Inc. (x)*	264	64,458
Utah Medical Products, Inc.	120	6,830
Varex Imaging Corp.*	1,530	13,265
Zimvie, Inc.*	1,053	9,846
Zynex, Inc. (x)*	123	317

		5,797,218

Health Care Providers & Services (1.3%)
AdaptHealth Corp., Class A*	3,164	29,836
Addus HomeCare Corp.*	638	73,491
agilon health, Inc.*	11,419	26,264
AirSculpt Technologies, Inc. (x)*	535	2,584
Alignment Healthcare, Inc.*	4,601	64,414
AMN Healthcare Services, Inc.*	1,460	30,178
Ardent Health, Inc.*	851	11,625
Astrana Health, Inc.*	1,554	38,663
Aveanna Healthcare Holdings, Inc.*	1,808	9,456
BrightSpring Health Services, Inc.*	3,054	72,044
Brookdale Senior Living, Inc.*	8,243	57,371
Castle Biosciences, Inc.*	1,002	20,461
Clover Health Investments Corp., Class A*	14,492	40,433
Community Health Systems, Inc.*	5,301	18,023
Concentra Group Holdings Parent, Inc.	4,222	86,847
CorVel Corp.*	1,050	107,919
Cross Country Healthcare, Inc.*	1,248	16,286
DocGo, Inc.*	3,984	6,255
Enhabit, Inc.*	1,610	15,520
Ensign Group, Inc. (The)	2,037	314,228
Fulgent Genetics, Inc.*	738	14,671
GeneDx Holdings Corp., Class A*	677	62,494
Guardant Health, Inc.*	4,351	226,426
HealthEquity, Inc.*	3,081	322,766
Hims & Hers Health, Inc.*	6,940	345,959
InfuSystem Holdings, Inc.*	90	562
Innovage Holding Corp.*	953	3,517
Joint Corp. (The)*	451	5,204
LifeStance Health Group, Inc.*	4,922	25,447
ModivCare, Inc. (x)*	88	275
Nano-X Imaging Ltd. (x)*	1,963	10,149
National HealthCare Corp.	467	49,974
National Research Corp.	634	10,651
NeoGenomics, Inc.*	4,556	33,304
Nutex Health, Inc.*	122	15,188
Oncology Institute, Inc. (The)*	2,023	4,147
OPKO Health, Inc.*	14,645	19,331
Option Care Health, Inc.*	5,958	193,516
Owens & Minor, Inc.*	2,909	26,472
PACS Group, Inc.*	1,487	19,212
Pediatrix Medical Group, Inc.*	2,943	42,232
Pennant Group, Inc. (The)*	1,168	34,865
Performant Healthcare, Inc.*	2,960	11,840
Premier, Inc., Class A	3,298	72,325
Privia Health Group, Inc.*	4,148	95,404
Progyny, Inc.*	2,476	54,472
Quipt Home Medical Corp.*	262	469
RadNet, Inc.*	2,421	137,779
Select Medical Holdings Corp.	3,937	59,764
Sonida Senior Living, Inc.*	154	3,842
Surgery Partners, Inc.*	2,778	61,755
Talkspace, Inc.*	4,287	11,918
US Physical Therapy, Inc.	561	43,870
Viemed Healthcare, Inc.*	1,017	7,027

		3,068,725

Health Care Technology (0.2%)
Claritev Corp.*	243	10,967
Definitive Healthcare Corp., Class A*	845	3,295
Evolent Health, Inc., Class A*	4,279	48,182
Health Catalyst, Inc.*	2,421	9,127
HealthStream, Inc.	888	24,571
LifeMD, Inc.*	1,411	19,218
OptimizeRx Corp.*	561	7,573
Phreesia, Inc.*	2,027	57,688
Schrodinger, Inc. (x)*	2,028	40,803
Simulations Plus, Inc.	616	10,749
Teladoc Health, Inc.*	6,184	53,863
TruBridge, Inc.*	343	8,033
Waystar Holding Corp.*	3,232	132,092

		426,161

Life Sciences Tools & Services (0.2%)
10X Genomics, Inc., Class A*	3,777	43,738
Adaptive Biotechnologies Corp.*	5,392	62,817
Akoya Biosciences, Inc. (x)*	242	315
Alpha Teknova, Inc.*	847	4,159
Azenta, Inc.*	1,287	39,614
BioLife Solutions, Inc.*	1,286	27,700
Codexis, Inc.*	2,907	7,093
CryoPort, Inc.*	1,749	13,047
Cytek Biosciences, Inc.*	3,911	13,297
Fortrea Holdings, Inc.*	3,267	16,139
Harvard Bioscience, Inc. (x)*	648	288
Lifecore Biomedical, Inc.*	1,093	8,875
Maravai LifeSciences Holdings, Inc., Class A (x)*	4,863	11,720
MaxCyte, Inc.*	4,124	8,990
Mesa Laboratories, Inc.	200	18,844
Nautilus Biotechnology, Inc., Class A*	457	331
Niagen Bioscience, Inc.*	1,791	25,808
OmniAb, Inc. (Earn Out Shares) (r)*	530	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	3,388	5,895
Pacific Biosciences of California, Inc. (x)*	10,163	12,602
Personalis, Inc.*	1,426	9,355
Quanterix Corp.*	1,430	9,509
Quantum-Si, Inc. (x)*	3,948	7,738
Standard BioTools, Inc.*	11,628	13,954

		361,828

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (0.6%)
Aardvark Therapeutics, Inc.*	218	$2,947
Aclaris Therapeutics, Inc.*	3,120	4,430
Alto Neuroscience, Inc.*	184	405
Alumis, Inc. (x)*	2,053	6,159
Amneal Pharmaceuticals, Inc.*	5,306	42,926
Amphastar Pharmaceuticals, Inc.*	1,319	30,284
Amylyx Pharmaceuticals, Inc.*	2,286	14,653
ANI Pharmaceuticals, Inc.*	685	44,696
Aquestive Therapeutics, Inc.*	3,146	10,413
Arvinas, Inc.*	2,367	17,421
Atea Pharmaceuticals, Inc.*	2,282	8,215
Avadel Pharmaceuticals plc (ADR) (x)*	3,408	30,161
Axsome Therapeutics, Inc.*	1,461	152,514
BioAge Labs, Inc.*	580	2,395
Biote Corp., Class A*	1,326	5,331
Collegium Pharmaceutical, Inc.*	1,168	34,538
Corcept Therapeutics, Inc.*	90	6,606
CorMedix, Inc.*	2,206	27,178
Edgewise Therapeutics, Inc.*	2,669	34,991
Enliven Therapeutics, Inc.*	1,154	23,149
Esperion Therapeutics, Inc. (x)*	8,005	7,880
Eton Pharmaceuticals, Inc.*	826	11,770
Evolus, Inc.*	2,134	19,654
EyePoint Pharmaceuticals, Inc.*	2,380	22,396
Fulcrum Therapeutics, Inc.*	1,891	13,010
Harmony Biosciences Holdings, Inc.*	1,558	49,233
Harrow, Inc.*	1,161	35,457
Indivior plc (x)*	3,930	57,928
Innoviva, Inc.*	2,232	44,841
Journey Medical Corp.*	601	4,315
LENZ Therapeutics, Inc. (x)*	641	18,788
Ligand Pharmaceuticals, Inc.*	698	79,349
Liquidia Corp.*	2,295	28,596
Maze Therapeutics, Inc. (x)*	264	3,239
MBX Biosciences, Inc. (x)*	715	8,158
MediWound Ltd. (x)*	306	5,927
Mind Medicine MindMed, Inc. (x)*	2,598	16,861
Nektar Therapeutics*	37	956
Neumora Therapeutics, Inc.*	764	560
Nuvation Bio, Inc. (x)*	9,384	18,299
Ocular Therapeutix, Inc.*	5,068	47,031
Omeros Corp. (x)*	2,142	6,426
Pacira BioSciences, Inc.*	1,664	39,770
Phathom Pharmaceuticals, Inc.*	1,412	13,541
Phibro Animal Health Corp., Class A	816	20,841
Pliant Therapeutics, Inc.*	564	654
Prestige Consumer Healthcare, Inc.*	1,760	140,536
Rapport Therapeutics, Inc. (x)*	554	6,299
scPharmaceuticals, Inc. (x)*	1,270	4,839
Septerna, Inc. (x)*	603	6,374
SIGA Technologies, Inc.	1,793	11,690
Supernus Pharmaceuticals, Inc.*	1,974	62,220
Tarsus Pharmaceuticals, Inc.*	1,358	55,013
Telomir Pharmaceuticals, Inc.*	197	246
Terns Pharmaceuticals, Inc.*	2,594	9,676
Theravance Biopharma, Inc.*	1,240	13,677
Third Harmonic Bio, Inc.*	857	4,654
Trevi Therapeutics, Inc.*	2,681	14,665
Tvardi Therapeutics, Inc.*	160	3,733
Ventyx Biosciences, Inc.*	205	439
Veru, Inc.*	656	382
WaVe Life Sciences Ltd.*	4,254	27,651
Xeris Biopharma Holdings, Inc.*	5,030	23,490
Zevra Therapeutics, Inc.*	1,856	16,351

		1,476,827

Total Health Care		17,720,442

Industrials (20.8%)
Aerospace & Defense (4.6%)
AAR Corp.*	1,281	88,120
AeroVironment, Inc.*	1,025	292,074
AerSale Corp.*	1,291	7,759
Archer Aviation, Inc., Class A (x)*	19,694	213,680
Astronics Corp.*	1,071	35,857
Babcock International Group plc	81,991	1,292,016
Byrna Technologies, Inc.*	674	20,813
Cadre Holdings, Inc.	952	30,321
Ducommun, Inc.*	499	41,232
Eve Holding, Inc.*	1,734	11,895
Intuitive Machines, Inc. (x)*	3,944	42,871
Kratos Defense & Security Solutions, Inc.*	5,956	276,656
Melrose Industries plc	307,705	2,241,947
Mercury Systems, Inc.*	1,905	102,603
Moog, Inc., Class A	1,004	181,694
National Presto Industries, Inc.	186	18,221
Park Aerospace Corp.	557	8,227
QinetiQ Group plc	529,731	3,748,382
Redwire Corp.*	1,217	19,837
Satellogic, Inc., Class A (x)*	2,414	8,739
Senior plc	823,110	2,078,909
Triumph Group, Inc.*	2,681	69,036
V2X, Inc.*	609	29,567
VirTra, Inc.*	86	608

		10,861,064

Air Freight & Logistics (0.0%)†
Forward Air Corp. (x)*	961	23,583
Hub Group, Inc., Class A	2,176	72,743
Radiant Logistics, Inc.*	885	5,381

		101,707

Building Products (1.2%)
American Woodmark Corp.*	8,183	436,727
Apogee Enterprises, Inc.	813	33,008
AZZ, Inc.	1,088	102,794
Caesarstone Ltd.*	212	418
CSW Industrials, Inc.	598	171,524
Gibraltar Industries, Inc.*	1,108	65,372
Griffon Corp.	1,437	103,996
Insteel Industries, Inc.	683	25,414
Janus International Group, Inc.*	4,919	40,041
JELD-WEN Holding, Inc.*	3,265	12,799
Masterbrand, Inc.*	4,554	49,775
Quanex Building Products Corp.	1,759	33,245
Resideo Technologies, Inc.*	5,322	117,403
Tecnoglass, Inc.	880	68,077
UFP Industries, Inc.	13,186	1,310,161
Zurn Elkay Water Solutions Corp.	5,419	198,173

		2,768,927

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (1.0%)
ABM Industries, Inc.	2,208	$104,240
ACCO Brands Corp.	3,613	12,935
Acme United Corp.	99	4,104
ACV Auctions, Inc., Class A*	6,023	97,693
BrightView Holdings, Inc.*	2,221	36,980
Brink’s Co. (The)	1,566	139,828
Casella Waste Systems, Inc., Class A*	2,281	263,182
CECO Environmental Corp. (x)*	964	27,291
Cimpress plc*	534	25,098
CompX International, Inc.	68	1,807
CoreCivic, Inc.*	3,998	84,238
Deluxe Corp.	1,700	27,047
Driven Brands Holdings, Inc.*	2,183	38,333
Ennis, Inc.	866	15,709
Enviri Corp.*	2,826	24,530
GEO Group, Inc. (The)*	4,937	118,241
Healthcare Services Group, Inc.*	2,698	40,551
HNI Corp.	16,141	793,814
Interface, Inc., Class A	2,153	45,062
LanzaTech Global, Inc. (x)*	1,276	346
Liquidity Services, Inc.*	824	19,438
MillerKnoll, Inc.	2,363	45,889
Mobile Infrastructure Corp., Class A*	1,004	4,548
Montrose Environmental Group, Inc.*	1,233	26,990
NL Industries, Inc.	460	2,944
OPENLANE, Inc.*	3,860	94,377
Perma-Fix Environmental Services, Inc. (x)*	555	5,839
Pitney Bowes, Inc.	6,063	66,147
Quad/Graphics, Inc.	1,010	5,706
Quest Resource Holding Corp.*	139	281
Steelcase, Inc., Class A	3,281	34,221
UniFirst Corp.	554	104,274
Vestis Corp.	4,119	23,602
Virco Mfg. Corp.	456	3,639
VSE Corp.	736	96,401

		2,435,325

Construction & Engineering (3.4%)
Ameresco, Inc., Class A*	1,306	19,838
Arcosa, Inc.	1,721	149,228
Argan, Inc.	480	105,830
Bowman Consulting Group Ltd., Class A*	458	13,167
Centuri Holdings, Inc.*	620	13,913
Concrete Pumping Holdings, Inc.	789	4,852
Construction Partners, Inc., Class A*	1,696	180,251
Dycom Industries, Inc.*	1,020	249,278
Fluor Corp.*	6,041	309,722
Granite Construction, Inc. (x)	1,578	147,559
Great Lakes Dredge & Dock Corp.*	2,537	30,926
IES Holdings, Inc.*	327	96,867
Limbach Holdings, Inc.*	376	52,678
Matrix Service Co.*	867	11,713
MYR Group, Inc.*	558	101,249
NWPX Infrastructure, Inc.*	382	15,666
Orion Group Holdings, Inc.*	1,299	11,782
Primoris Services Corp.	1,970	153,542
Southland Holdings, Inc.*	165	690
Sterling Infrastructure, Inc.*	1,085	250,342
Tutor Perini Corp.*	1,581	73,959
Valmont Industries, Inc.	9,831	3,210,510
WillScot Holdings Corp.	98,798	2,707,065

		7,910,627

Electrical Equipment (1.6%)
Allient, Inc.	541	19,644
American Superconductor Corp.*	1,376	50,485
Amprius Technologies, Inc. (x)*	3,300	13,893
Array Technologies, Inc.*	5,722	33,760
Atkore, Inc.	1,262	89,034
Blink Charging Co. (x)*	603	567
Bloom Energy Corp., Class A (x)*	7,390	176,769
Complete Solaria, Inc.*	2,593	4,771
EnerSys	1,395	119,649
Enovix Corp. (x)*	5,903	61,037
Eos Energy Enterprises, Inc.*	7,971	40,812
Fluence Energy, Inc., Class A (x)*	2,520	16,909
FuelCell Energy, Inc. (x)*	54	303
GrafTech International Ltd. (x)*	861	837
Hyliion Holdings Corp. (x)*	3,025	3,993
KULR Technology Group, Inc. (x)*	1,135	8,093
LSI Industries, Inc.	953	16,211
NANO Nuclear Energy, Inc. (x)*	879	30,317
Net Power, Inc.*	896	2,213
NEXTracker, Inc., Class A*	5,098	277,178
NuScale Power Corp., Class A (x)*	4,419	174,816
Plug Power, Inc. (x)*	34,500	51,405
Powell Industries, Inc.	341	71,763
Power Solutions International, Inc.*	237	15,329
Preformed Line Products Co.	97	15,502
Regal Rexnord Corp.	16,057	2,327,623
Shoals Technologies Group, Inc., Class A*	6,468	27,489
SKYX Platforms Corp.*	3,803	3,974
SolarMax Technology, Inc.*	284	310
Stem, Inc. (x)*	84	523
Sunrun, Inc.*	7,425	60,736
T1 Energy, Inc. (x)*	4,749	5,841
Thermon Group Holdings, Inc.*	1,194	33,527
TPI Composites, Inc.*	335	288
Vicor Corp.*	822	37,286

		3,792,887

Ground Transportation (0.8%)
ArcBest Corp.	842	64,842
Covenant Logistics Group, Inc., Class A	461	11,115
FTAI Infrastructure, Inc.	3,446	21,262
Heartland Express, Inc.	1,818	15,707
Hertz Global Holdings, Inc.*	4,459	30,455
Knight-Swift Transportation Holdings, Inc., Class A	33,996	1,503,643
Marten Transport Ltd.	2,197	28,539
PAMT Corp.*	268	3,449
Proficient Auto Logistics, Inc. (x)*	686	4,980
RXO, Inc.*	11,298	177,605
Universal Logistics Holdings, Inc. (x)	234	5,939
Werner Enterprises, Inc.	2,227	60,931

		1,928,467

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	923	28,798

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (5.5%)
374Water, Inc.*	873	$283
3D Systems Corp.*	5,273	8,120
AirJoule Technologies Corp.*	900	4,167
Alamo Group, Inc.	377	82,329
Albany International Corp., Class A	1,066	74,759
Astec Industries, Inc.	820	34,186
Atmus Filtration Technologies, Inc.	3,066	111,664
Blue Bird Corp.*	1,171	50,540
Chart Industries, Inc.*	23,747	3,909,943
Columbus McKinnon Corp.	1,017	15,530
Douglas Dynamics, Inc.	871	25,668
Eastern Co. (The)	217	4,952
Energy Recovery, Inc.*	2,018	25,790
Enerpac Tool Group Corp., Class A	1,986	80,552
Enpro, Inc.	769	147,302
ESCO Technologies, Inc.	948	181,893
Federal Signal Corp.	2,157	229,548
Franklin Electric Co., Inc.	1,457	130,751
Gates Industrial Corp. plc*	111,842	2,575,721
Gencor Industries, Inc.*	464	6,496
Gorman-Rupp Co. (The)	720	26,438
Graham Corp.*	359	17,774
Greenbrier Cos., Inc. (The)	1,106	50,931
Helios Technologies, Inc.	1,121	37,408
Hillenbrand, Inc.	2,488	49,934
Hillman Solutions Corp.*	6,898	49,252
Hyster-Yale, Inc.	442	17,583
JBT Marel Corp.	1,888	227,051
Kadant, Inc.	429	136,186
Kennametal, Inc.	2,741	62,933
L B Foster Co., Class A*	384	8,398
Lindsay Corp.	371	53,517
Luxfer Holdings plc	1,050	12,789
Manitowoc Co., Inc. (The)*	1,000	12,020
Mayville Engineering Co., Inc.*	486	7,757
Microvast Holdings, Inc.*	7,120	25,846
Middleby Corp. (The)*	10,919	1,572,336
Miller Industries, Inc.	427	18,984
Mueller Water Products, Inc., Class A	76,400	1,836,656
Omega Flex, Inc.	149	4,825
Palladyne AI Corp.*	913	7,907
Park-Ohio Holdings Corp.	369	6,590
Proto Labs, Inc.*	812	32,512
REV Group, Inc.	1,886	89,755
Richtech Robotics, Inc., Class B (x)*	2,352	4,586
Shyft Group, Inc. (The)	1,332	16,703
SPX Technologies, Inc.*	1,651	276,840
Standex International Corp.	418	65,409
Tennant Co.	650	50,362
Terex Corp.	2,331	108,834
Titan International, Inc.*	1,699	17,449
Trinity Industries, Inc.	2,968	80,166
Wabash National Corp.	1,593	16,934
Watts Water Technologies, Inc., Class A	983	241,710
Worthington Enterprises, Inc.	1,154	73,441

		13,018,010

Marine Transportation (0.1%)
Costamare Bulkers Holdings Ltd.*	325	2,818
Costamare, Inc.	1,629	14,840
Genco Shipping & Trading Ltd.	1,277	16,690
Golden Ocean Group Ltd. (x)	3,706	27,128
Himalaya Shipping Ltd. (x)	1,210	6,982
Matson, Inc.	1,159	129,055
Pangaea Logistics Solutions Ltd.	996	4,681
Safe Bulkers, Inc.	2,395	8,646

		210,840

Passenger Airlines (0.2%)
Allegiant Travel Co.*	500	27,475
Blade Air Mobility, Inc.*	2,500	10,075
Frontier Group Holdings, Inc. (x)*	2,999	10,886
JetBlue Airways Corp.*	11,267	47,659
Joby Aviation, Inc. (x)*	16,673	175,900
SkyWest, Inc.*	1,485	152,910
Spirit Aviation Holdings, Inc.*	808	4,032
Sun Country Airlines Holdings, Inc.*	1,942	22,819
Wheels Up Experience, Inc. (x)*	381	408

		452,164

Professional Services (0.8%)
Acuren Corp. (x)*	3,661	40,417
Alight, Inc., Class A	15,091	85,415
Asure Software, Inc.*	830	8,101
Barrett Business Services, Inc.	861	35,895
BlackSky Technology, Inc., Class A (x)*	877	18,049
CBIZ, Inc.*	1,892	135,675
Conduent, Inc.*	6,227	16,439
CRA International, Inc.	225	42,158
CSG Systems International, Inc.	1,014	66,224
ExlService Holdings, Inc.*	199	8,714
Exponent, Inc.	1,839	137,392
First Advantage Corp. (x)*	2,847	47,289
Forrester Research, Inc.*	473	4,683
Franklin Covey Co.*	446	10,178
Heidrick & Struggles International, Inc.	743	34,000
HireQuest, Inc.	236	2,362
Huron Consulting Group, Inc.*	617	84,862
IBEX Holdings Ltd.*	343	9,981
ICF International, Inc.	679	57,518
Innodata, Inc.*	1,095	56,086
Insperity, Inc.	1,315	79,058
Kelly Services, Inc., Class A	1,215	14,228
Kforce, Inc.	698	28,709
Korn Ferry	1,838	134,781
Legalzoom.com, Inc.*	3,963	35,310
Maximus, Inc.	2,039	143,138
Mistras Group, Inc.*	916	7,337
NV5 Global, Inc.*	2,028	46,827
Planet Labs PBC*	7,921	48,318
RCM Technologies, Inc.*	178	4,195
Resolute Holdings Management, Inc.*	180	5,737
Resources Connection, Inc.	1,162	6,240
Skillsoft Corp.*	301	4,807
Spire Global, Inc. (x)*	945	11,246
TriNet Group, Inc.	1,059	77,455
TrueBlue, Inc.*	1,267	8,210
TTEC Holdings, Inc.*	825	3,968
Upwork, Inc.*	4,541	61,031
Verra Mobility Corp., Class A*	5,855	148,658
Willdan Group, Inc.*	462	28,880

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
WNS Holdings Ltd.*	1,464	$92,583

		1,892,154

Trading Companies & Distributors (1.6%)
Alta Equipment Group, Inc. (x)	939	5,935
BlueLinx Holdings, Inc.*	308	22,909
Boise Cascade Co.	1,403	121,808
Custom Truck One Source, Inc.*	1,990	9,831
Distribution Solutions Group, Inc.*	434	11,922
DNOW, Inc.*	3,847	57,051
DXP Enterprises, Inc.*	448	39,267
EVI Industries, Inc.	209	4,562
FTAI Aviation Ltd.	400	46,016
GATX Corp.	1,304	200,242
Global Industrial Co.	539	14,558
GMS, Inc.*	1,370	148,988
Herc Holdings, Inc.	1,179	155,263
Hudson Technologies, Inc.*	1,218	9,890
Karat Packaging, Inc.	208	5,857
McGrath RentCorp	22,134	2,566,659
MRC Global, Inc.*	2,991	41,007
NPK International, Inc.*	3,077	26,185
Rush Enterprises, Inc., Class A	2,275	117,185
Rush Enterprises, Inc., Class B	317	16,636
Titan Machinery, Inc.*	794	15,729
Transcat, Inc.*	346	29,742
Willis Lease Finance Corp.	143	20,418
Xometry, Inc., Class A (x)*	1,601	54,098

		3,741,758

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp. (x)*	929	9,076

Total Industrials		49,151,804

Information Technology (11.0%)
Communications Equipment (0.3%)
ADTRAN Holdings, Inc.*	2,755	24,712
Applied Optoelectronics, Inc.*	1,932	49,633
Aviat Networks, Inc.*	434	10,438
BK Technologies Corp.*	97	4,572
Calix, Inc.*	2,089	111,114
Clearfield, Inc.*	366	15,888
CommScope Holding Co., Inc.*	7,828	64,816
Digi International, Inc.*	1,321	46,050
Extreme Networks, Inc.*	4,701	84,383
Harmonic, Inc.*	4,158	39,376
Inseego Corp.*	554	4,565
NETGEAR, Inc.*	1,024	29,768
NetScout Systems, Inc.*	2,497	61,950
Ribbon Communications, Inc.*	3,619	14,512
Viasat, Inc.*	4,094	59,772
Viavi Solutions, Inc.*	8,013	80,691

		702,240

Electronic Equipment, Instruments & Components (5.1%)
908 Devices, Inc.*	903	6,438
Advanced Energy Industries, Inc.	1,365	180,863
Aeva Technologies, Inc.*	1,094	41,342
Arlo Technologies, Inc.*	3,520	59,699
Badger Meter, Inc.	1,072	262,586
Bel Fuse, Inc., Class A	83	7,458
Bel Fuse, Inc., Class B (x)	395	38,587
Belden, Inc.	1,440	166,752
Benchmark Electronics, Inc.	49,291	1,913,970
Climb Global Solutions, Inc.	126	13,471
CTS Corp.	1,021	43,505
Daktronics, Inc.*	1,532	23,164
ePlus, Inc.*	969	69,865
Evolv Technologies Holdings, Inc.*	3,981	24,841
Fabrinet*	1,309	385,736
FARO Technologies, Inc.*	686	30,129
Frequency Electronics, Inc.	230	5,223
Insight Enterprises, Inc.*	1,003	138,499
Itron, Inc.*	1,651	217,321
Kimball Electronics, Inc.*	964	18,538
Knowles Corp.*	78,366	1,380,809
Lightwave Logic, Inc.*	497	616
Methode Electronics, Inc.	1,199	11,403
MicroVision, Inc. (x)*	7,782	8,872
Mirion Technologies, Inc., Class A*	7,520	161,906
M-Tron Industries, Inc.*	105	4,410
Napco Security Technologies, Inc.	1,180	35,034
Neonode, Inc.*	278	7,089
nLight, Inc.*	1,790	35,227
Novanta, Inc.*	1,287	165,933
OSI Systems, Inc.*	584	131,318
Ouster, Inc.*	1,833	44,450
PAR Technology Corp.*	1,439	99,823
PC Connection, Inc.	422	27,759
Plexus Corp.*	984	133,145
Powerfleet, Inc.*	4,832	20,826
Red Cat Holdings, Inc. (x)*	2,704	19,685
Richardson Electronics Ltd.	526	5,076
Rogers Corp.*	662	45,334
Sanmina Corp.*	34,418	3,367,113
ScanSource, Inc.*	844	35,288
SmartRent, Inc., Class A*	302	299
TTM Technologies, Inc.*	38,736	1,581,204
Vishay Intertechnology, Inc.	4,510	71,619
Vishay Precision Group, Inc. (x)*	431	12,111
Vontier Corp.	24,978	921,688
Vuzix Corp.*	2,210	6,453

		11,982,477

IT Services (0.2%)
Applied Digital Corp. (x)*	6,387	64,317
ASGN, Inc.*	1,580	78,889
Backblaze, Inc., Class A*	1,691	9,301
BigBear.ai Holdings, Inc. (x)*	10,404	70,643
BigCommerce Holdings, Inc.*	2,000	10,000
Couchbase, Inc.*	1,467	35,766
Crexendo, Inc.*	699	4,243
CSP, Inc.	373	4,827
DigitalOcean Holdings, Inc.*	2,414	68,944
Fastly, Inc., Class A*	5,157	36,408
Grid Dynamics Holdings, Inc.*	2,299	26,553
Hackett Group, Inc. (The)	930	23,641
Information Services Group, Inc.	1,731	8,309
Rackspace Technology, Inc.*	2,744	3,512
TSS, Inc.*	657	18,941
Tucows, Inc., Class A (x)*	330	6,504
Unisys Corp.*	2,335	10,578

		481,376

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (1.3%)
ACM Research, Inc., Class A*	1,902	$49,262
Aehr Test Systems (x)*	1,138	14,714
Aeluma, Inc.*	245	4,011
Alpha & Omega Semiconductor Ltd.*	912	23,402
Ambarella, Inc.*	1,474	97,380
Atomera, Inc.*	899	4,531
Axcelis Technologies, Inc.*	1,183	82,443
CEVA, Inc.*	902	19,826
Cohu, Inc.*	1,682	32,362
Credo Technology Group Holding Ltd.*	5,294	490,171
Diodes, Inc.*	1,634	86,422
Everspin Technologies, Inc.*	186	1,170
FormFactor, Inc.*	2,800	96,348
Ichor Holdings Ltd.*	1,247	24,491
Impinj, Inc.*	935	103,850
indie Semiconductor, Inc., Class A (x)*	5,874	20,911
Kopin Corp.*	5,171	7,912
Kulicke & Soffa Industries, Inc.	1,860	64,356
MaxLinear, Inc., Class A*	2,878	40,896
MKS, Inc.	5,528	549,262
Navitas Semiconductor Corp., Class A (x)*	4,929	32,285
NVE Corp.	179	13,176
PDF Solutions, Inc.*	1,199	25,635
Penguin Solutions, Inc. (x)*	1,907	37,778
Photronics, Inc.*	2,223	41,859
Power Integrations, Inc.	2,049	114,539
QuickLogic Corp. (x)*	134	825
Rambus, Inc.*	3,895	249,358
Rigetti Computing, Inc. (x)*	10,201	120,984
Semtech Corp.*	3,145	141,965
Silicon Laboratories, Inc.*	1,167	171,969
SiTime Corp.*	761	162,154
SkyWater Technology, Inc. (x)*	1,127	11,090
Synaptics, Inc.*	1,434	92,952
Ultra Clean Holdings, Inc.*	1,582	35,706
Veeco Instruments, Inc.*	1,886	38,324
Wolfspeed, Inc. (x)*	7,267	2,898

		3,107,217

Software (3.9%)
8x8, Inc.*	4,741	9,292
A10 Networks, Inc.	2,613	50,562
ACI Worldwide, Inc.*	77,029	3,536,401
Adeia, Inc.	3,979	56,263
Agilysys, Inc.*	936	107,303
Airship AI Holdings, Inc. (x)*	966	5,690
Alarm.com Holdings, Inc.*	1,669	94,415
Alkami Technology, Inc.*	2,464	74,265
Amplitude, Inc., Class A*	3,226	40,002
Appian Corp., Class A*	1,448	43,237
Arteris, Inc.*	1,169	11,141
Asana, Inc., Class A*	3,364	45,414
AudioEye, Inc.*	271	3,157
AvePoint, Inc.*	4,815	92,978
Bit Digital, Inc. (x)*	6,941	15,201
Bitdeer Technologies Group, Class A*	2,911	33,418
Blackbaud, Inc.*	1,368	87,839
BlackLine, Inc.*	1,906	107,918
Blend Labs, Inc., Class A*	7,942	26,209
Box, Inc., Class A*	5,045	172,388
Braze, Inc., Class A*	2,752	77,331
C3.ai, Inc., Class A*	4,369	107,346
Cerence, Inc.*	1,633	16,673
Cipher Mining, Inc. (x)*	9,526	45,534
Cleanspark, Inc. (x)*	10,066	111,028
Clear Secure, Inc., Class A	3,027	84,030
Clearwater Analytics Holdings, Inc., Class A*	8,911	195,418
Commvault Systems, Inc.*	1,601	279,102
Consensus Cloud Solutions, Inc.*	653	15,058
Core Scientific, Inc.*	9,968	170,154
CoreCard Corp.*	164	4,751
CS Disco, Inc.*	1,040	4,545
Daily Journal Corp.*	49	20,690
Digimarc Corp.*	578	7,635
Digital Turbine, Inc.*	3,461	20,420
Domo, Inc., Class B*	1,316	18,385
D-Wave Quantum, Inc.*	10,408	152,373
E2open Parent Holdings, Inc.*	6,903	22,297
eGain Corp.*	715	4,469
EverCommerce, Inc.*	742	7,791
Expensify, Inc., Class A*	2,056	5,325
Five9, Inc.*	2,723	72,105
Freshworks, Inc., Class A*	7,235	107,874
Hut 8 Corp. (x)*	3,396	63,166
I3 Verticals, Inc., Class A (x)*	823	22,616
Intapp, Inc.*	2,034	104,995
InterDigital, Inc. (x)	938	210,328
Jamf Holding Corp.*	2,392	22,748
Kaltura, Inc.*	3,651	7,339
Life360, Inc.*	583	38,041
LiveRamp Holdings, Inc.*	2,338	77,248
MARA Holdings, Inc. (x)*	12,523	196,361
Mercurity Fintech Holding, Inc.*	1,176	4,528
Meridianlink, Inc.*	1,177	19,103
Mitek Systems, Inc.*	1,587	15,711
N-able, Inc.*	2,827	22,899
NCR Voyix Corp.*	5,172	60,668
NextNav, Inc. (x)*	3,288	49,978
Olo, Inc., Class A*	4,368	38,875
ON24, Inc.*	1,375	7,466
OneSpan, Inc.	1,361	22,715
Ooma, Inc.*	1,003	12,939
Pagaya Technologies Ltd., Class A*	1,526	32,534
PagerDuty, Inc.*	3,090	47,215
Porch Group, Inc.*	2,870	33,837
Progress Software Corp.	1,525	97,356
PROS Holdings, Inc.*	1,646	25,776
Q2 Holdings, Inc.*	2,250	210,577
Qualys, Inc.*	1,324	189,160
Rapid7, Inc.*	2,244	51,904
Red Violet, Inc.	433	21,304
Rekor Systems, Inc.*	357	414
ReposiTrak, Inc. (x)	296	5,816
Rezolve AI plc (x)*	3,171	9,751
Rimini Street, Inc.*	2,281	8,599
Riot Platforms, Inc. (x)*	11,927	134,775
Roadzen, Inc.*	531	520
Sapiens International Corp. NV	1,180	34,515
SEMrush Holdings, Inc., Class A*	1,421	12,860
Silvaco Group, Inc. (x)*	361	1,704

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
SoundHound AI, Inc., Class A (x)*	13,218	$141,829
SoundThinking, Inc.*	440	5,744
Sprinklr, Inc., Class A*	4,186	35,414
Sprout Social, Inc., Class A*	1,908	39,896
SPS Commerce, Inc.*	1,379	187,668
Synchronoss Technologies, Inc.*	743	5,090
Telos Corp.*	2,384	7,557
Tenable Holdings, Inc.*	4,337	146,504
Terawulf, Inc. (x)*	9,648	42,258
Varonis Systems, Inc.*	3,939	199,904
Verint Systems, Inc.*	2,206	43,392
Vertex, Inc., Class A (x)*	2,349	83,002
Viant Technology, Inc., Class A*	614	8,123
Weave Communications, Inc.*	2,064	17,172
WM Technology, Inc.*	3,549	3,180
Workiva, Inc., Class A*	1,803	123,415
Xperi, Inc.*	1,283	10,149
Yext, Inc.*	3,776	32,096
Zeta Global Holdings Corp., Class A*	6,819	105,626

		9,317,787

Technology Hardware, Storage & Peripherals (0.2%)
CompoSecure, Inc., Class A (x)*	1,578	22,234
Corsair Gaming, Inc.*	1,529	14,418
CPI Card Group, Inc.*	187	4,436
Diebold Nixdorf, Inc.*	949	52,575
Eastman Kodak Co.*	2,333	13,181
Immersion Corp.	1,086	8,558
IonQ, Inc. (x)*	8,572	368,339
Quantum Computing, Inc. (x)*	3,125	59,906
Turtle Beach Corp. (x)*	714	9,875
Xerox Holdings Corp. (x)	4,504	23,736

		577,258

Total Information Technology		26,168,355

Materials (5.8%)
Chemicals (2.9%)
AdvanSix, Inc.	903	21,446
American Vanguard Corp.*	1,172	4,594
Arq, Inc.*	1,204	6,466
Ashland, Inc.	2,516	126,505
ASP Isotopes, Inc. (x)*	2,098	15,441
Aspen Aerogels, Inc.*	2,243	13,279
Avient Corp.	75,083	2,425,932
Balchem Corp.	1,188	189,130
Cabot Corp.	1,961	147,075
Chemours Co. (The)	5,406	61,899
Core Molding Technologies, Inc.*	341	5,657
Ecovyst, Inc.*	4,209	34,640
Elementis plc	1,342,387	2,948,204
Flotek Industries, Inc.*	454	6,701
Ginkgo Bioworks Holdings, Inc., Class A (x)*	1,245	14,006
Hawkins, Inc.	710	100,891
HB Fuller Co.	1,991	119,759
Ingevity Corp.*	1,314	56,620
Innospec, Inc.	891	74,924
Intrepid Potash, Inc.*	386	13,792
Koppers Holdings, Inc.	640	20,576
Kronos Worldwide, Inc.	966	5,989
LSB Industries, Inc.*	1,920	14,976
Mativ Holdings, Inc.	2,211	15,079
Minerals Technologies, Inc.	1,143	62,945
Northern Technologies International Corp.	103	763
Orion SA	1,805	18,935
Perimeter Solutions, Inc.*	4,847	67,470
PureCycle Technologies, Inc. (x)*	4,689	64,239
Quaker Chemical Corp.	489	54,739
Rayonier Advanced Materials, Inc.*	2,486	9,571
Sensient Technologies Corp.	1,505	148,273
Solesence, Inc.*	790	3,444
Stepan Co.	780	42,572
Trinseo plc	1,366	4,262
Tronox Holdings plc	4,577	23,205
Valhi, Inc.	115	1,858

		6,945,857

Construction Materials (0.1%)
Knife River Corp.*	2,038	166,382
Smith-Midland Corp.*	40	1,342
Titan America SA	841	10,496
United States Lime & Minerals, Inc.	383	38,224

		216,444

Containers & Packaging (0.1%)
Ardagh Metal Packaging SA	5,271	22,560
Greif, Inc., Class A	943	61,286
Greif, Inc., Class B	152	10,489
Myers Industries, Inc.	1,413	20,474
O-I Glass, Inc.*	5,656	83,370
Ranpak Holdings Corp., Class A*	1,818	6,490
TriMas Corp.	1,212	34,675

		239,344

Metals & Mining (2.5%)
Alpha Metallurgical Resources, Inc.*	400	44,992
American Battery Technology Co.*	3,651	5,915
Ascent Industries Co.*	361	4,552
Caledonia Mining Corp. plc	595	11,495
Carpenter Technology Corp.	66	18,241
Century Aluminum Co.*	1,912	34,454
Coeur Mining, Inc.*	23,178	205,357
Commercial Metals Co.	68,048	3,328,228
Compass Minerals International, Inc.*	1,251	25,133
Constellium SE*	5,164	68,681
Contango ORE, Inc. (x)*	350	6,818
Critical Metals Corp.*	857	3,068
Dakota Gold Corp.*	2,351	8,675
Ferroglobe plc	4,418	16,214
Friedman Industries, Inc.	258	4,272
Hecla Mining Co.	21,828	130,750
i-80 Gold Corp.*	545	326
Idaho Strategic Resources, Inc.*	423	5,533
Ivanhoe Electric, Inc.*	2,927	26,548
Kaiser Aluminum Corp.	581	46,422
Lifezone Metals Ltd. (x)*	592	2,439
MAC Copper Ltd.*	2,607	31,519
Materion Corp.	745	59,131
Metallus, Inc.*	1,445	22,267
NioCorp Developments Ltd.*	1,908	4,446
Novagold Resources, Inc.*	8,889	36,356
Olympic Steel, Inc.	367	11,961

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Perpetua Resources Corp.*	1,554	$18,866
Piedmont Lithium, Inc.*	773	4,499
Radius Recycling, Inc.	948	28,146
Ramaco Resources, Inc., Class A	1,436	18,869
Ramaco Resources, Inc., Class B	62	507
Ryerson Holding Corp.	60,318	1,301,059
SSR Mining, Inc.*	7,435	94,722
SunCoke Energy, Inc.	3,236	27,797
Tredegar Corp.*	1,082	9,522
United States Antimony Corp.*	3,390	7,390
US Gold Corp.*	422	5,148
Vox Royalty Corp.	1,593	5,034
Warrior Met Coal, Inc.	1,903	87,214
Worthington Steel, Inc.	1,189	35,468

		5,808,034

Paper & Forest Products (0.2%)
Clearwater Paper Corp.*	626	17,052
Louisiana-Pacific Corp.	5,683	488,681
Magnera Corp.*	1,170	14,134
Sylvamo Corp.	1,269	63,577

		583,444

Total Materials		13,793,123

Real Estate (3.2%)
Diversified REITs (0.5%)
Alexander & Baldwin, Inc. (REIT)	40,170	716,231
Alpine Income Property Trust, Inc. (REIT)	334	4,913
American Assets Trust, Inc. (REIT)	1,903	37,584
Armada Hoffler Properties, Inc. (REIT)	2,784	19,126
Broadstone Net Lease, Inc. (REIT)	6,772	108,691
CTO Realty Growth, Inc. (REIT)	1,033	17,830
Essential Properties Realty Trust, Inc. (REIT)	7,256	231,539
Gladstone Commercial Corp. (REIT)	1,530	21,925
Global Net Lease, Inc. (REIT)	7,256	54,783
Modiv Industrial, Inc. (REIT), Class C	320	4,506
NexPoint Diversified Real Estate Trust (REIT)	1,524	6,385
One Liberty Properties, Inc. (REIT)	547	13,051

		1,236,564

Health Care REITs (0.4%)
American Healthcare REIT, Inc. (REIT)	5,788	212,651
CareTrust REIT, Inc. (REIT)	6,749	206,519
Community Healthcare Trust, Inc. (REIT)	962	15,998
Diversified Healthcare Trust (REIT)	8,380	30,001
Global Medical REIT, Inc. (REIT)	2,135	14,796
LTC Properties, Inc. (REIT)	1,601	55,411
National Health Investors, Inc. (REIT)	1,693	118,713
Sabra Health Care REIT, Inc. (REIT)	8,737	161,110
Sila Realty Trust, Inc. (REIT)	2,015	47,695
Strawberry Fields REIT, Inc. (REIT)	293	3,088
Universal Health Realty Income Trust (REIT)	462	18,466

		884,448

Hotel & Resort REITs (0.2%)
Apple Hospitality REIT, Inc. (REIT)	8,335	97,269
Braemar Hotels & Resorts, Inc. (REIT)	2,943	7,210
Chatham Lodging Trust (REIT)	1,459	10,169
DiamondRock Hospitality Co. (REIT)	7,399	56,676
Pebblebrook Hotel Trust (REIT)	4,215	42,108
RLJ Lodging Trust (REIT)	5,316	38,700
Ryman Hospitality Properties, Inc. (REIT)	2,151	212,239
Service Properties Trust (REIT)	6,604	15,784
Summit Hotel Properties, Inc. (REIT)	4,063	20,681
Sunstone Hotel Investors, Inc. (REIT)	7,239	62,835
Xenia Hotels & Resorts, Inc. (REIT)	3,647	45,843

		609,514

Industrial REITs (0.4%)
Industrial Logistics Properties Trust (REIT)	1,772	8,063
Innovative Industrial Properties, Inc. (REIT)	1,023	56,490
LXP Industrial Trust (REIT)	10,590	87,473
Plymouth Industrial REIT, Inc. (REIT)	1,418	22,773
STAG Industrial, Inc. (REIT)	13,789	500,265
Terreno Realty Corp. (REIT)	3,714	208,244

		883,308

Office REITs (0.3%)
Brandywine Realty Trust (REIT)	6,631	28,447
City Office REIT, Inc. (REIT)	1,704	9,099
COPT Defense Properties (REIT)	4,179	115,257
Douglas Emmett, Inc. (REIT)	4,645	69,861
Easterly Government Properties, Inc. (REIT), Class A	1,499	33,278
Empire State Realty Trust, Inc. (REIT), Class A	4,908	39,706
Franklin Street Properties Corp. (REIT)	4,251	6,972
Hudson Pacific Properties, Inc. (REIT)*	11,871	32,526
JBG SMITH Properties (REIT)	2,625	45,412
NET Lease Office Properties (REIT)*	583	18,977
Paramount Group, Inc. (REIT)*	6,551	39,961
Peakstone Realty Trust (REIT)	1,420	18,758
Piedmont Realty Trust, Inc. (REIT)	4,275	31,165
Postal Realty Trust, Inc. (REIT), Class A	804	11,843
SL Green Realty Corp. (REIT)	2,625	162,487

		663,749

Real Estate Management & Development (0.2%)
American Realty Investors, Inc.*	2	28
Anywhere Real Estate, Inc.*	3,437	12,442
Compass, Inc., Class A*	16,454	103,331
Cushman & Wakefield plc*	6,741	74,623
Douglas Elliman, Inc.*	2,600	6,032
eXp World Holdings, Inc. (x)	2,891	26,308
Forestar Group, Inc.*	625	12,500
FRP Holdings, Inc.*	447	12,020
Kennedy-Wilson Holdings, Inc.	4,267	29,016
Marcus & Millichap, Inc.	825	25,336
Maui Land & Pineapple Co., Inc.*	332	6,039
Newmark Group, Inc., Class A	4,805	58,381
Offerpad Solutions, Inc. (x)*	317	288
RE/MAX Holdings, Inc., Class A*	778	6,364
Real Brokerage, Inc. (The)*	4,091	18,450
RMR Group, Inc. (The), Class A	654	10,693
Seaport Entertainment Group, Inc. (x)*	240	4,476

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
St Joe Co. (The)	1,409	$67,209
Star Holdings*	84	656
Stratus Properties, Inc.*	244	4,607
Tejon Ranch Co. (x)*	772	13,093
Transcontinental Realty Investors, Inc.*	56	2,386

		494,278

Residential REITs (0.2%)
Apartment Investment and Management Co. (REIT), Class A	4,949	42,809
BRT Apartments Corp. (REIT)	500	7,820
Centerspace (REIT)	623	37,498
Clipper Realty, Inc. (REIT)	606	2,224
Elme Communities (REIT)	3,214	51,103
Independence Realty Trust, Inc. (REIT)	8,454	149,551
NexPoint Residential Trust, Inc. (REIT)	793	26,423
UMH Properties, Inc. (REIT)	2,834	47,583
Veris Residential, Inc. (REIT)	2,801	41,707

		406,718

Retail REITs (0.8%)
Acadia Realty Trust (REIT)	4,807	89,266
Alexander’s, Inc. (REIT) (x)	82	18,476
CBL & Associates Properties, Inc. (REIT)	600	15,234
Curbline Properties Corp. (REIT)	3,458	78,946
FrontView REIT, Inc. (REIT)	387	4,644
Getty Realty Corp. (REIT) (x)	1,962	54,230
InvenTrust Properties Corp. (REIT)	2,890	79,186
Kite Realty Group Trust (REIT)	47,115	1,067,155
Macerich Co. (The) (REIT)	9,085	146,995
NETSTREIT Corp. (REIT) (x)	3,021	51,146
Phillips Edison & Co., Inc. (REIT)	4,608	161,418
Saul Centers, Inc. (REIT)	340	11,608
SITE Centers Corp. (REIT)	1,752	19,815
Tanger, Inc. (REIT)	4,069	124,430
Urban Edge Properties (REIT)	4,618	86,172
Whitestone REIT (REIT)	1,778	22,189

		2,030,910

Specialized REITs (0.2%)
Farmland Partners, Inc. (REIT)	1,718	19,774
Four Corners Property Trust, Inc. (REIT)	3,728	100,321
Gladstone Land Corp. (REIT) (x)	972	9,885
Outfront Media, Inc. (REIT)	5,072	82,775
PotlatchDeltic Corp. (REIT)	2,790	107,052
Safehold, Inc. (REIT)	1,836	28,568
Smartstop Self Storage REIT, Inc. (REIT)	1,015	36,774
Uniti Group, Inc. (REIT)*	8,805	38,038

		423,187

Total Real Estate		7,632,676

Utilities (2.1%)
Electric Utilities (0.9%)
ALLETE, Inc.	2,140	137,110
Genie Energy Ltd., Class B	768	20,644
Hawaiian Electric Industries, Inc.*	6,327	67,256
IDACORP, Inc.	8,694	1,003,722
MGE Energy, Inc.	1,335	118,067
Oklo, Inc., Class A (x)*	3,711	207,779
Otter Tail Corp.	1,399	107,849
Portland General Electric Co.	4,013	163,048
TXNM Energy, Inc.	3,362	189,348

		2,014,823

Gas Utilities (0.4%)
Brookfield Infrastructure Corp., Class A	4,365	181,584
Chesapeake Utilities Corp.	830	99,782
New Jersey Resources Corp.	3,663	164,176
Northwest Natural Holding Co.	1,454	57,753
ONE Gas, Inc.	2,171	156,008
RGC Resources, Inc.	352	7,878
Southwest Gas Holdings, Inc.	2,345	174,444
Spire, Inc.	2,102	153,425

		995,050

Independent Power and Renewable Electricity Producers (0.1%)
Montauk Renewables, Inc.*	2,861	6,351
Ormat Technologies, Inc.	2,205	184,691

		191,042

Multi-Utilities (0.6%)
Avista Corp.	2,946	111,801
Black Hills Corp.	19,474	1,092,491
Northwestern Energy Group, Inc.	2,199	112,809
Unitil Corp.	552	28,787

		1,345,888

Water Utilities (0.1%)
American States Water Co.	1,403	107,554
Cadiz, Inc. (x)*	1,784	5,334
California Water Service Group	2,190	99,601
Consolidated Water Co. Ltd. (x)	599	17,982
Global Water Resources, Inc.	500	5,095
H2O America	1,207	62,728
Middlesex Water Co.	635	34,404
Pure Cycle Corp.*	795	8,523
York Water Co. (The)	440	13,904

		355,125

Total Utilities		4,901,928

Total Common Stocks (89.4%) (Cost $168,935,862)		211,584,195

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	1,038	—
Chinook Therapeutics, Inc., CVR*	2,552	—
Icosavax, Inc., CVR*	1,211	364
Sanofi Aatd, Inc., CVR (r)*	1,372	666

Total Rights (0.0%)† (Cost $948)		1,030

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Pulse Biosciences, Inc., expiring 6/27/29 (x)* (Cost $—)	76	$155

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (7.4%)
BlackRock Liquidity FedFund, Institutional Shares 4.22% (7 day yield) (xx)	800,000	800,000
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 day yield) (xx)	800,000	800,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	2,833,632	2,833,632
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	13,048,751	13,051,361

Total Investment Companies		17,484,993

Total Short-Term Investments (7.4%) (Cost $17,484,078)		17,484,993

Total Investments in Securities (96.8%) (Cost $186,420,888)		229,070,373
Other Assets Less Liabilities (3.2%)		7,536,332

Net Assets (100%)		$236,606,705

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the market value or fair value, as applicable, of these securities amounted to $56,805 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $6,562,076. This was collateralized by $2,158,623 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/15/25 – 2/15/55 and by cash of $4,495,228 of which $4,433,632 was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	209	9/2025	USD	22,903,265	546,050

					546,050

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$2,441,815	$—	$—		$2,441,815
Consumer Discretionary	22,777,450	889,303	—		23,666,753
Consumer Staples	2,094,907	—	—		2,094,907
Energy	6,217,185	849,121	—		7,066,306
Financials	56,946,086	—	—	(a)	56,946,086
Health Care	17,720,442	—	—	(a)	17,720,442
Industrials	39,790,550	9,361,254	—		49,151,804
Information Technology	26,168,355	—	—		26,168,355
Materials	10,844,919	2,948,204	—		13,793,123
Real Estate	7,632,676	—	—		7,632,676
Utilities	4,901,928	—	—		4,901,928
Futures	546,050	—	—		546,050
Rights
Health Care	—	364	666		1,030
Short-Term Investments
Investment Companies	17,484,993	—	—		17,484,993
Warrants
Health Care	—	155	—		155

Total Assets	$215,567,356	$14,048,401	$666		$229,616,423

Total Liabilities	$—	$—	$–		$–

Total	$215,567,356	$14,048,401	$666		$229,616,423

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets - Unrealized appreciation	$546,050	*

Total		$546,050

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Equity contracts	$(8,399,989)	$—	$(8,399,989)

Total	$(8,399,989)	$—	$(8,399,989)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$2,041,371	$2,041,371

Total	$2,041,371	$2,041,371

^ The Portfolio held forward foreign currency contracts and futures contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$23,366,000
Average notional value of contracts — short	11,228,000

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$32,015,863
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$56,100,986

During the six months ended June 30, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 3%)*	Net Proceeds of Sales and Redemptions (affiliated 5%)*	Net Realized Gain (Loss)
$ 1,009,012	$2,940,634	$2,223,695

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,883,161
Aggregate gross unrealized depreciation	(23,002,833)

Net unrealized appreciation	$43,880,328

Federal income tax cost of investments in securities and derivative instruments, if applicable	$185,736,095

For the six months ended June 30, 2025, the Portfolio incurred approximately $2,904 as brokerage commissions with Bernstein Institutional Services LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $186,420,888)	$229,070,373
Cash	10,178,165
Foreign cash (Cost $109)	108
Cash held as collateral at broker for futures	1,944,600
Dividends, interest and other receivables	264,976
Receivable for securities sold	147,766
Due from Custodian	55,142
Due from broker for futures variation margin	30,034
Receivable for Portfolio shares sold	15,623
Securities lending income receivable	6,394
Other assets	2,489

Total assets	241,715,670

LIABILITIES
Payable for return of collateral on securities loaned	4,433,632
Payable for securities purchased	232,545
Payable for Portfolio shares repurchased	188,481
Investment management fees payable	109,861
Administrative fees payable	22,622
Distribution fees payable – Class IB	20,120
Accrued expenses	101,704

Total liabilities	5,108,965

Commitments and contingent liabilities^
NET ASSETS	$236,606,705

Net assets were comprised of:
Paid in capital	$205,711,454
Total distributable earnings (loss)	30,895,251

Net assets	$236,606,705

Class IB
Net asset value, offering and redemption price per share, $100,068,967 / 7,378,606 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.56

Class K
Net asset value, offering and redemption price per share, $136,537,738 / 10,065,479 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.56

(x)	Includes value of securities on loan of $6,562,076.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $4,376 foreign withholding tax)	$2,150,682
Interest	247,082
Securities lending (net)	34,706

Total income	2,432,470

EXPENSES
Investment management fees	846,416
Administrative fees	150,548
Distribution fees – Class IB	126,024
Custodian fees	72,283
Professional fees	31,315
Printing and mailing expenses	13,485
Trustees’ fees	4,227
Miscellaneous	11,810

Gross expenses	1,256,108
Less: Waiver from investment manager	(163,024)

Net expenses	1,093,084

NET INVESTMENT INCOME (LOSS)	1,339,386

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	8,685,606
Futures contracts	(8,399,989)
Foreign currency transactions	2,265

Net realized gain (loss)	287,882

Change in unrealized appreciation (depreciation) on:
Investments in securities	(14,964,574)
Futures contracts	2,041,371
Foreign currency translations	1,975

Net change in unrealized appreciation (depreciation)	(12,921,228)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(12,633,346)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,293,960)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,339,386	$2,993,999
Net realized gain (loss)	287,882	24,518,868
Net change in unrealized appreciation (depreciation)	(12,921,228)	1,858,163

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(11,293,960)	29,371,030

Distributions to shareholders:
Class IB	—	(10,736,229)
Class K	—	(15,428,336)

Total distributions to shareholders	—	(26,164,565)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 1,592 shares, respectively ]	—	22,219
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (103,669) shares, respectively ]	—	(1,452,286)
Capital shares repurchased [ 0 and (36,386) shares, respectively ]	—	(507,869)

Total Class IA transactions	—	(1,937,936)

Class IB
Capital shares sold [ 246,042 and 482,542 shares, respectively ]	3,272,719	7,091,772
Capital shares issued in connection with share class combination (Note 1) [ 0 and 103,483 shares, respectively ]	—	1,452,286
Capital shares issued in reinvestment of dividends and distributions [ 0 and 719,483 shares, respectively ]	—	10,736,229
Capital shares repurchased [ (810,058) and (1,586,511) shares, respectively ]	(10,879,654)	(23,154,767)

Total Class IB transactions	(7,606,935)	(3,874,480)

Class K
Capital shares sold [ 2,035 and 907,400 shares, respectively ]	25,957	12,899,650
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,034,699 shares, respectively ]	—	15,428,336
Capital shares repurchased [ (1,011,836) and (2,033,296) shares, respectively ]	(13,326,869)	(29,843,400)

Total Class K transactions	(13,300,912)	(1,515,414)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(20,907,847)	(7,327,830)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(32,201,807)	(4,121,365)
NET ASSETS:
Beginning of period	268,808,512	272,929,877

End of period	$236,606,705	$268,808,512

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021		2020
Net asset value, beginning of period	$14.14		$13.99	$12.79	$16.05	$16.46		$15.60

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.14	0.12	0.06	0.05	(1)	0.09
Net realized and unrealized gain (loss)	(0.64)		1.46	1.65	(2.80)	3.09		1.76

Total from investment operations	(0.58)		1.60	1.77	(2.74)	3.14		1.85

Less distributions:
Dividends from net investment income	—		(0.18)	(0.15)	(0.06)	(0.07)		(0.11)
Distributions from net realized gains	—		(1.27)	(0.42)	(0.46)	(3.48)		(0.88)

Total dividends and distributions	—		(1.45)	(0.57)	(0.52)	(3.55)		(0.99)

Net asset value, end of period	$13.56		$14.14	$13.99	$12.79	$16.05		$16.46

Total return (b)	(4.10)%		11.03%	14.07%	(17.06)%	19.61%		12.31%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$100,069		$112,332	$115,012	$112,095	$149,168		$140,170
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%		1.05%	1.05%	1.05%	1.05	%(g)	1.09%
Before waivers (a)(f)	1.18%		1.17%	1.17%	1.16%	1.13	%(g)	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.96%		0.96%	0.91%	0.41%	0.28	%(aa)	0.62%
Before waivers (a)(f)	0.83%		0.84%	0.79%	0.31%	0.20	%(aa)	0.56%
Portfolio turnover rate^	14	%(z)	39%	39%	34%	37%		55%

Class K	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021		2020
Net asset value, beginning of period	$14.13		$13.97	$12.77	$16.03	$16.44		$15.57

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.18	0.15	0.09	0.10	(1)	0.12
Net realized and unrealized gain (loss)	(0.65)		1.47	1.65	(2.79)	3.08		1.77

Total from investment operations	(0.57)		1.65	1.80	(2.70)	3.18		1.89

Less distributions:
Dividends from net investment income	—		(0.22)	(0.18)	(0.10)	(0.11)		(0.14)
Distributions from net realized gains	—		(1.27)	(0.42)	(0.46)	(3.48)		(0.88)

Total dividends and distributions	—		(1.49)	(0.60)	(0.56)	(3.59)		(1.02)

Net asset value, end of period	$13.56		$14.13	$13.97	$12.77	$16.03		$16.44

Total return (b)	(4.03)%		11.37%	14.35%	(16.87)%	19.91%		12.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$136,538		$156,476	$155,985	$153,988	$205,957		$218,265
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%		0.80%	0.80%	0.80%	0.80	%(g)	0.84%
Before waivers (a)(f)	0.93%		0.92%	0.92%	0.91%	0.88	%(g)	0.90%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.21%		1.21%	1.16%	0.66%	0.53	%(aa)	0.87%
Before waivers (a)(f)	1.08%		1.09%	1.04%	0.55%	0.45	%(aa)	0.80%
Portfolio turnover rate^	14	%(z)	39%	39%	34%	37%		55%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.04 and $0.09 for Class IB and Class K, respectively
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.07% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.6%)
ANZ Group Holdings Ltd.	61,565	$1,181,534
APA Group	26,662	143,364
Aristocrat Leisure Ltd.	11,861	508,738
ASX Ltd.	4,073	187,002
BHP Group Ltd.	105,197	2,544,401
BlueScope Steel Ltd.	9,648	146,745
Brambles Ltd.	29,050	447,773
CAR Group Ltd.	8,154	200,817
Cochlear Ltd.	1,375	271,867
Coles Group Ltd.	28,156	386,183
Commonwealth Bank of Australia	34,831	4,235,213
Computershare Ltd.	11,075	290,759
Evolution Mining Ltd.	40,972	210,063
Fortescue Ltd.	35,575	357,761
Glencore plc	212,597	827,605
Goodman Group (REIT)	42,059	947,802
Insurance Australia Group Ltd.	48,055	285,595
Lottery Corp. Ltd. (The)	44,219	155,118
Macquarie Group Ltd.	7,606	1,144,997
Medibank Pvt Ltd.	58,634	194,879
National Australia Bank Ltd.	63,659	1,649,073
Northern Star Resources Ltd.	28,533	348,350
Origin Energy Ltd.	34,850	247,485
Pro Medicus Ltd.	1,224	229,654
Qantas Airways Ltd.	15,492	109,506
QBE Insurance Group Ltd.	31,625	486,839
REA Group Ltd.	1,110	175,689
Reece Ltd. (x)	3,336	31,507
Rio Tinto Ltd.	7,477	527,185
Rio Tinto plc	23,689	1,380,334
Santos Ltd.	67,708	341,345
Scentre Group (REIT)	101,224	237,169
SGH Ltd.	4,388	156,152
Sigma Healthcare Ltd.	133,780	263,261
Sonic Healthcare Ltd.	9,042	159,427
South32 Ltd.	92,580	177,311
Stockland (REIT)	47,469	167,456
Suncorp Group Ltd.	22,748	323,536
Telstra Group Ltd.	84,097	267,886
Transurban Group	65,208	599,975
Vicinity Ltd. (REIT)	67,123	109,117
Washington H Soul Pattinson & Co. Ltd. (x)	4,817	133,185
Wesfarmers Ltd.	23,481	1,309,728
Westpac Banking Corp.	71,101	1,584,483
WiseTech Global Ltd.	4,159	298,442
Woodside Energy Group Ltd.	39,888	620,342
Woolworths Group Ltd.	25,663	525,451

		27,128,104

Austria (0.1%)
Erste Group Bank AG	6,468	550,852
Mondi plc	9,128	149,039
OMV AG	3,155	171,625
Verbund AG	1,371	105,215

		976,731

Belgium (0.2%)
Ageas SA/NV	3,134	211,719
Anheuser-Busch InBev SA/NV	20,391	1,398,900
D’ieteren Group	428	91,959
Elia Group SA/NV, Class B	996	114,684
Groupe Bruxelles Lambert NV	1,744	148,529
KBC Group NV	4,824	498,122
Lotus Bakeries NV	8	76,991
Sofina SA	315	103,895
Syensqo SA	1,410	108,756
UCB SA	2,656	522,326

		3,275,881

Brazil (0.9%)
Banco BTG Pactual SA	85,619	665,808
Itau Unibanco Holding SA (Preference) (q)	454,998	3,087,699
MercadoLibre, Inc.*	834	2,179,767
Raia Drogasil SA	555,736	1,549,650
Rede D’Or Sao Luiz SA (m)*	373,181	2,430,818
Vale SA	137,834	1,336,963
WEG SA	543,543	4,275,833
Yara International ASA	3,478	128,362

		15,654,900

Canada (0.2%)
Shopify, Inc., Class A*	34,444	3,973,115

Chile (0.3%)
Antofagasta plc	113,149	2,810,407
Banco de Chile	12,369,495	1,870,776

		4,681,183

China (3.9%)
Airtac International Group	40,109	1,195,911
Alibaba Group Holding Ltd.	426,800	5,969,801
Bank of Jiangsu Co. Ltd., Class A	1,152,200	1,919,931
BOC Hong Kong Holdings Ltd.	77,500	336,658
BYD Co. Ltd., Class H	307,500	4,798,597
China Construction Bank Corp., Class H	6,309,420	6,365,723
China International Capital Corp. Ltd., Class H (m)	430,400	970,462
China Merchants Bank Co. Ltd., Class H	579,500	4,049,144
JD.com, Inc., Class A	41,304	672,970
JD.com, Inc. (ADR)	184,169	6,011,276
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	199,804	1,447,188
Kweichow Moutai Co. Ltd., Class A	2,447	481,347
Meituan, Class B (m)*	99,880	1,594,273
NARI Technology Co. Ltd., Class A	474,740	1,484,743
NAURA Technology Group Co. Ltd., Class A	20,200	1,246,618
NetEase, Inc.	74,700	2,007,873
Ping An Insurance Group Co. of China Ltd., Class H	188,500	1,197,043
Prosus NV	27,245	1,523,466
Shenzhen Inovance Technology Co. Ltd., Class A	167,900	1,512,986
SITC International Holdings Co. Ltd.	28,000	89,708

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Tencent Holdings Ltd.	231,200	$14,814,566
Trip.com Group Ltd. (ADR) (x)	54,189	3,177,643
Wharf Holdings Ltd. (The)	19,000	57,848
Wilmar International Ltd.	44,100	99,541
Xiaomi Corp., Class B (m)*	223,800	1,709,159
Yangzijiang Shipbuilding Holdings Ltd.	51,000	89,044
Yum China Holdings, Inc.	37,180	1,662,318

		66,485,837

Czech Republic (0.1%)
Komercni Banka A/S	33,095	1,600,331

Denmark (0.7%)
AP Moller - Maersk A/S, Class A	48	88,668
AP Moller - Maersk A/S, Class B	101	187,768
Carlsberg A/S, Class B	1,988	281,670
Coloplast A/S, Class B	2,644	251,136
Danske Bank A/S	13,994	570,697
Demant A/S*	2,075	86,554
DSV A/S	4,293	1,031,608
Genmab A/S*	1,321	274,263
Novo Nordisk A/S, Class B	108,079	7,501,327
Novonesis Novozymes B	7,402	530,688
Orsted A/S (m)*	3,252	139,656
Pandora A/S	1,711	300,396
ROCKWOOL A/S, Class B	1,975	92,424
Tryg A/S	7,073	182,695
Vestas Wind Systems A/S	21,215	318,271

		11,837,821

Finland (0.3%)
Elisa OYJ	2,896	160,606
Fortum OYJ	9,425	176,414
Kesko OYJ, Class B	5,738	141,535
Kone OYJ, Class B	7,140	469,982
Metso OYJ	13,409	173,431
Neste OYJ	8,428	114,368
Nokia OYJ	110,495	573,474
Nordea Bank Abp	66,223	983,673
Orion OYJ, Class B	2,277	171,258
Sampo OYJ, Class A	50,864	547,026
Stora Enso OYJ, Class R	12,432	135,079
UPM-Kymmene OYJ	10,506	286,618
Wartsila OYJ Abp	10,566	249,422

		4,182,886

France (3.1%)
Accor SA	3,898	203,548
Aeroports de Paris SA	731	91,619
Air Liquide SA	12,047	2,485,370
Airbus SE	54,652	11,411,524
Alstom SA*	7,237	168,792
Amundi SA (m)	1,281	103,665
Arkema SA	1,228	90,480
AXA SA	37,222	1,827,048
BioMerieux	915	126,537
BNP Paribas SA	21,161	1,902,398
Bollore SE	15,997	100,437
Bouygues SA	3,915	177,088
Bureau Veritas SA	6,461	220,255
Capgemini SE	3,353	572,899
Carrefour SA	11,374	160,374
Cie de Saint-Gobain SA	9,435	1,107,395
Cie Generale des Etablissements Michelin SCA	14,085	523,294
Covivio SA (REIT)	1,249	78,786
Credit Agricole SA	22,360	423,135
Danone SA	13,562	1,108,051
Dassault Aviation SA	398	140,741
Dassault Systemes SE	14,059	508,913
Edenred SE	4,879	151,094
Eiffage SA	1,441	202,418
Engie SA	38,369	900,546
EssilorLuxottica SA	15,335	4,207,074
Eurazeo SE	936	66,760
FDJ United (m)	2,399	94,103
Gecina SA (REIT)	880	96,714
Getlink SE	6,355	122,694
Hermes International SCA	658	1,781,934
Ipsen SA	829	98,726
Kering SA	1,564	340,017
Klepierre SA (REIT)	4,337	170,837
Legrand SA	5,509	736,539
L’Oreal SA	5,006	2,141,135
LVMH Moet Hennessy Louis Vuitton SE	12,411	6,499,846
Orange SA	37,853	575,866
Pernod Ricard SA	4,240	422,535
Publicis Groupe SA	4,808	541,892
Renault SA	4,038	186,124
Rexel SA	4,333	133,420
Safran SA	7,565	2,458,598
Sartorius Stedim Biotech	631	150,739
Societe Generale SA	15,131	865,334
Sodexo SA	1,725	106,069
Teleperformance SE	1,180	114,423
Thales SA	1,947	572,450
TotalEnergies SE	42,497	2,608,092
Unibail-Rodamco-Westfield (REIT)	2,547	243,439
Veolia Environnement SA	13,075	465,901
Vinci SA	10,389	1,530,939

		52,118,607

Germany (3.2%)
adidas AG	3,592	837,565
Allianz SE (Registered)	13,091	5,306,209
BASF SE	18,352	904,919
Bayer AG (Registered)	19,954	600,195
Bayerische Motoren Werke AG	6,090	541,329
Bayerische Motoren Werke AG (Preference) (q)	1,253	103,761
Beiersdorf AG	2,084	261,687
Brenntag SE	2,578	170,666
Commerzbank AG	18,472	582,708
Continental AG	2,189	191,069
Covestro AG*	3,740	266,094
CTS Eventim AG & Co. KGaA	1,384	171,832
Daimler Truck Holding AG	9,981	472,283
Deutsche Bank AG (Registered)	38,881	1,152,783
Deutsche Boerse AG	3,898	1,271,428
Deutsche Lufthansa AG (Registered)	11,720	99,124
Deutsche Post AG	20,167	931,462

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Deutsche Telekom AG (Registered)	72,651	$2,650,389
Dr Ing hc F Porsche AG (Preference) (m)(q)(x)	2,506	123,804
E.ON SE	46,099	848,474
Evonik Industries AG	5,509	113,563
Fresenius Medical Care AG	4,620	264,760
Fresenius SE & Co. KGaA	8,874	446,139
GEA Group AG	2,969	207,742
Hannover Rueck SE	1,207	379,901
Heidelberg Materials AG	2,774	651,729
Henkel AG & Co. KGaA	2,326	168,505
Henkel AG & Co. KGaA (Preference) (q)	3,556	279,225
Infineon Technologies AG	27,434	1,167,088
Knorr-Bremse AG	1,488	143,816
LEG Immobilien SE	1,576	139,883
Mercedes-Benz Group AG	14,833	868,210
Merck KGaA	2,715	351,795
MTU Aero Engines AG	1,131	502,529
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,779	1,802,402
Nemetschek SE	1,213	175,749
Porsche Automobil Holding SE (Preference) (q)	3,217	127,667
Rational AG	104	87,225
Rheinmetall AG	929	1,966,485
RWE AG	13,282	554,321
SAP SE	61,567	18,721,773
Sartorius AG (Preference) (q)	545	138,668
Scout24 SE (m)	1,576	217,390
Siemens AG (Registered)	15,792	4,048,766
Siemens Energy AG*	14,120	1,630,998
Siemens Healthineers AG (m)	6,902	382,608
Symrise AG, Class A	2,789	292,852
Talanx AG	1,336	172,954
Volkswagen AG (Preference) (q)	4,332	457,320
Vonovia SE	15,557	548,112
Zalando SE (m)*	4,706	154,939

		54,652,895

Hong Kong (0.4%)
AIA Group Ltd.	223,200	2,001,705
CK Asset Holdings Ltd.	40,264	177,471
CK Infrastructure Holdings Ltd.	12,000	79,415
CLP Holdings Ltd.	34,500	290,505
Futu Holdings Ltd. (ADR)	1,154	142,623
Hang Seng Bank Ltd.	15,800	236,700
Henderson Land Development Co. Ltd.	31,474	110,059
HKT Trust & HKT Ltd.	84,260	125,800
Hong Kong & China Gas Co. Ltd.	228,856	192,124
Hong Kong Exchanges & Clearing Ltd.	24,928	1,329,925
Hongkong Land Holdings Ltd.	22,400	129,248
Jardine Matheson Holdings Ltd.	3,600	164,052
Link REIT (REIT)	54,600	291,434
MTR Corp. Ltd.	32,000	114,956
Power Assets Holdings Ltd.	28,000	179,950
Prudential plc	53,945	675,758
Sino Land Co. Ltd.	93,001	98,925
Sun Hung Kai Properties Ltd.	30,500	349,878
Swire Pacific Ltd., Class A	7,500	64,252
Techtronic Industries Co. Ltd.	30,500	335,308
WH Group Ltd. (m)	172,966	166,357
Wharf Real Estate Investment Co. Ltd.	35,100	99,264

		7,355,709

India (4.7%)
360 ONE WAM Ltd.	106,546	1,484,016
Axis Bank Ltd.	167,277	2,339,069
Bajaj Auto Ltd.	20,181	1,971,036
Bajaj Finance Ltd.	238,940	2,609,227
CG Power & Industrial Solutions Ltd.	102,037	811,620
Colgate-Palmolive India Ltd.	20,946	587,910
DLF Ltd.	1,138,769	11,124,775
Grasim Industries Ltd.	62,758	2,081,566
HDFC Asset Management Co. Ltd. (m)	41,167	2,492,197
HDFC Bank Ltd.	141,082	3,292,626
HDFC Bank Ltd. (ADR)	36,390	2,790,021
Hindalco Industries Ltd.	147,856	1,194,520
Hitachi Energy India Ltd.	12,233	2,853,844
ICICI Bank Ltd.	309,465	5,217,170
ICICI Bank Ltd. (ADR)	142,600	4,797,064
IDFC First Bank Ltd.*	2,909,831	2,471,456
Infosys Ltd. (ADR) (x)	169,482	3,140,501
Larsen & Toubro Ltd.	39,880	1,706,526
Macrotech Developers Ltd. (m)	135,461	2,186,394
Mahindra & Mahindra Ltd.	101,829	3,779,642
MakeMyTrip Ltd.*	11,665	1,143,403
Max Healthcare Institute Ltd.	180,281	2,682,353
Pidilite Industries Ltd.	51,762	1,843,538
Reliance Industries Ltd.	313,522	5,485,904
Samvardhana Motherson International Ltd.	672,694	1,214,473
Shriram Finance Ltd.	172,444	1,421,316
State Bank of India	352,646	3,373,288
Swiggy Ltd.*	170,749	797,200
United Breweries Ltd.	73,905	1,681,390

		78,574,045

Indonesia (0.1%)
Cisarua Mountain Dairy PT Tbk.	3,884,000	1,165,080

Ireland (0.2%)
Accenture plc, Class A	5,339	1,595,774
AerCap Holdings NV	3,798	444,366
AIB Group plc	43,065	354,338
Bank of Ireland Group plc	20,895	297,451
Kerry Group plc, Class A	3,142	346,980
Kingspan Group plc	3,241	275,640

		3,314,549

Israel (0.3%)
Azrieli Group Ltd.	972	89,371
Bank Hapoalim BM	26,445	507,341
Bank Leumi Le-Israel BM	31,566	586,843
Check Point Software Technologies Ltd.*	1,764	390,285
Elbit Systems Ltd.	562	249,941

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
ICL Group Ltd.	15,080	$103,375
Israel Discount Bank Ltd., Class A	23,593	235,069
Mizrahi Tefahot Bank Ltd.	3,259	212,377
Nice Ltd.*	1,353	229,564
Nice Ltd. (ADR) (x)*	14,788	2,497,841
Teva Pharmaceutical Industries Ltd. (ADR)*	24,669	413,452
Wix.com Ltd.*	1,064	168,601

		5,684,060

Italy (1.0%)
Banca Mediolanum SpA	3,381	58,226
Banco BPM SpA	23,716	276,904
BPER Banca SpA	20,881	189,789
Brunello Cucinelli SpA	21,907	2,663,112
Coca-Cola HBC AG	4,480	233,926
Davide Campari-Milano NV (x)	12,948	87,089
DiaSorin SpA	374	40,029
Enel SpA	170,861	1,621,397
Eni SpA	44,849	726,939
Ferrari NV	4,825	2,364,950
FinecoBank Banca Fineco SpA	12,712	282,037
Generali	17,980	639,834
Infrastrutture Wireless Italiane SpA (m)	5,172	63,239
Intesa Sanpaolo SpA	317,909	1,831,773
Leonardo SpA	8,502	478,513
Mediobanca Banca di Credito Finanziario SpA (x)	10,175	236,537
Moncler SpA	13,758	784,220
Nexi SpA (m)	11,018	65,854
Poste Italiane SpA (m) (x)	9,310	200,033
Prysmian SpA	5,903	417,484
Recordati Industria Chimica e Farmaceutica SpA	2,443	153,671
Ryanair Holdings plc	16,625	470,394
Snam SpA	42,362	256,587
Telecom Italia SpA*	209,172	103,141
Terna - Rete Elettrica Nazionale (x)	29,473	302,947
UniCredit SpA	29,332	1,966,333
Unipol Assicurazioni SpA	7,536	149,356

		16,664,314

Japan (5.6%)
Advantest Corp.	16,100	1,191,247
Aeon Co. Ltd. (x)	15,500	475,747
AGC, Inc. (x)	4,000	117,413
Aisin Corp.	10,200	130,825
Ajinomoto Co., Inc.	18,400	499,466
ANA Holdings, Inc.	3,300	64,680
Asahi Group Holdings Ltd. (x)	30,400	406,903
Asahi Kasei Corp.	26,400	188,277
Asics Corp.	13,500	344,988
Astellas Pharma, Inc.	36,000	354,113
Bandai Namco Holdings, Inc.	12,500	448,856
Bridgestone Corp. (x)	12,000	491,650
Canon, Inc. (x)	19,600	570,150
Capcom Co. Ltd.	82,300	2,819,249
Central Japan Railway Co.	16,200	363,587
Chiba Bank Ltd. (The) (x)	13,100	121,398
Chubu Electric Power Co., Inc.	12,600	155,832
Chugai Pharmaceutical Co. Ltd.	14,100	736,797
Concordia Financial Group Ltd.	21,200	137,972
Dai Nippon Printing Co. Ltd.	7,500	114,059
Daifuku Co. Ltd.	6,600	170,586
Dai-ichi Life Holdings, Inc.	73,100	556,353
Daiichi Sankyo Co. Ltd.	35,700	834,211
Daikin Industries Ltd.	5,500	650,238
Daito Trust Construction Co. Ltd.	1,300	141,505
Daiwa House Industry Co. Ltd.	11,800	405,939
Daiwa Securities Group, Inc.	28,000	199,201
Denso Corp.	38,200	517,406
Dentsu Group, Inc. (x)	4,386	97,341
Disco Corp.	1,900	562,460
East Japan Railway Co.	19,111	412,465
Eisai Co. Ltd.	5,300	152,664
ENEOS Holdings, Inc.	57,333	284,704
FANUC Corp.	19,200	525,315
Fast Retailing Co. Ltd.	4,000	1,375,508
Fuji Electric Co. Ltd.	2,800	129,379
FUJIFILM Holdings Corp.	23,500	512,739
Fujikura Ltd.	5,100	268,130
Fujitsu Ltd.	36,100	881,160
Hankyu Hanshin Holdings, Inc.	4,800	130,662
Hikari Tsushin, Inc.	400	118,218
Hitachi Ltd.	95,400	2,785,716
Honda Motor Co. Ltd.	87,900	851,196
Hoshizaki Corp. (x)	2,300	79,475
Hoya Corp.	17,100	2,037,086
Hulic Co. Ltd. (x)	9,400	94,813
Idemitsu Kosan Co. Ltd.	18,295	111,164
IHI Corp.	3,100	336,683
Inpex Corp. (x)	18,500	260,147
Isuzu Motors Ltd.	10,900	138,554
ITOCHU Corp.	24,600	1,290,772
Japan Airlines Co. Ltd.	3,588	73,290
Japan Exchange Group, Inc.	20,500	207,911
Japan Post Bank Co. Ltd.	38,000	410,333
Japan Post Holdings Co. Ltd.	37,000	343,137
Japan Post Insurance Co. Ltd.	4,200	95,109
Japan Tobacco, Inc. (x)	25,200	743,374
JFE Holdings, Inc. (x)	11,200	130,429
Kajima Corp.	8,900	232,566
Kansai Electric Power Co., Inc. (The)	19,800	234,979
Kao Corp. (x)	9,800	439,419
Kawasaki Kisen Kaisha Ltd. (x)	7,100	100,777
KDDI Corp.	63,400	1,091,851
Keyence Corp.	13,572	5,451,231
Kikkoman Corp. (x)	14,100	131,008
Kirin Holdings Co. Ltd. (x)	16,300	228,588
Kobe Bussan Co. Ltd.	3,200	99,508
Komatsu Ltd.	19,000	624,999
Konami Group Corp.	2,000	316,864
Kubota Corp. (x)	20,600	232,028
Kyocera Corp.	26,800	322,612
Kyowa Kirin Co. Ltd. (x)	5,800	99,301
Lasertec Corp. (x)	1,700	229,138
LY Corp.	56,000	206,259
M3, Inc.	9,000	124,089
Makita Corp.	4,600	142,244
Marubeni Corp.	29,700	600,785
MatsukiyoCocokara & Co.	7,400	152,491

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Meiji Holdings Co. Ltd.	4,588	$101,538
Minebea Mitsumi, Inc.	7,400	108,761
Mitsubishi Chemical Group Corp.	28,100	147,910
Mitsubishi Corp.	70,800	1,419,884
Mitsubishi Electric Corp.	39,000	842,533
Mitsubishi Estate Co. Ltd.	22,300	418,575
Mitsubishi HC Capital, Inc.	18,300	134,767
Mitsubishi Heavy Industries Ltd.	66,400	1,664,553
Mitsubishi UFJ Financial Group, Inc.	238,600	3,285,607
Mitsui & Co. Ltd.	51,500	1,053,925
Mitsui Fudosan Co. Ltd.	55,500	537,638
Mitsui OSK Lines Ltd. (x)	7,200	240,992
Mizuho Financial Group, Inc.	49,653	1,376,788
MonotaRO Co. Ltd.	5,100	100,757
MS&AD Insurance Group Holdings, Inc.	27,021	606,075
Murata Manufacturing Co. Ltd.	35,100	525,019
NEC Corp.	25,800	755,878
Nexon Co. Ltd. (x)	7,500	151,557
Nidec Corp.	17,500	340,874
Nintendo Co. Ltd.	22,900	2,207,229
Nippon Building Fund, Inc. (REIT) (x)	166	153,199
Nippon Paint Holdings Co. Ltd. (x)	21,600	173,994
Nippon Sanso Holdings Corp.	3,400	128,983
Nippon Steel Corp.	20,291	385,093
Nippon Telegraph & Telephone Corp.	627,700	671,267
Nippon Yusen KK (x)	8,600	309,828
Nissan Motor Co. Ltd.*	46,600	113,325
Nissin Foods Holdings Co. Ltd.	4,100	85,286
Nitori Holdings Co. Ltd.	1,600	154,661
Nitto Denko Corp.	14,600	283,017
Nomura Holdings, Inc.	63,200	417,808
Nomura Research Institute Ltd.	7,854	315,404
NTT Data Group Corp.	5,040	139,960
Obayashi Corp.	13,600	206,401
Obic Co. Ltd.	7,200	280,540
Olympus Corp.	23,500	279,869
Omron Corp.	4,000	108,163
Ono Pharmaceutical Co. Ltd. (x)	7,500	81,195
Oracle Corp.	700	83,535
Oriental Land Co. Ltd.	22,700	523,973
ORIX Corp.	24,200	547,842
Osaka Gas Co. Ltd.	8,200	210,289
Otsuka Corp.	4,800	97,880
Otsuka Holdings Co. Ltd. (x)	9,300	461,819
Pan Pacific International Holdings Corp.	8,300	285,821
Panasonic Holdings Corp.	49,000	529,284
Rakuten Group, Inc.*	31,700	175,313
Recruit Holdings Co. Ltd.	29,500	1,748,429
Renesas Electronics Corp.	35,400	439,781
Resona Holdings, Inc.	43,905	406,107
Ricoh Co. Ltd.	11,000	104,305
Sanrio Co. Ltd.	3,700	179,033
SBI Holdings, Inc.	5,060	176,742
SCREEN Holdings Co. Ltd.	1,800	146,995
SCSK Corp.	3,000	90,580
Secom Co. Ltd.	8,800	316,728
Sekisui Chemical Co. Ltd.	7,700	139,665
Sekisui House Ltd.	12,500	276,292
Seven & i Holdings Co. Ltd.	45,200	729,139
SG Holdings Co. Ltd. (x)	7,200	80,322
Shimadzu Corp.	4,200	104,180
Shimano, Inc.	1,500	217,753
Shin-Etsu Chemical Co. Ltd.	37,500	1,242,665
Shionogi & Co. Ltd.	15,900	286,411
Shiseido Co. Ltd. (x)	8,300	148,329
SMC Corp.	1,200	433,652
SoftBank Corp.	601,200	930,993
SoftBank Group Corp.	19,700	1,438,460
Sompo Holdings, Inc.	18,743	565,524
Sony Group Corp.	128,000	3,315,440
Subaru Corp.	11,900	207,871
Sumitomo Corp.	22,900	592,994
Sumitomo Electric Industries Ltd.	15,000	322,385
Sumitomo Metal Mining Co. Ltd. (x)	5,700	140,912
Sumitomo Mitsui Financial Group, Inc.	76,721	1,936,072
Sumitomo Mitsui Trust Group, Inc.	13,604	362,666
Sumitomo Realty & Development Co. Ltd.	6,500	251,279
Suntory Beverage & Food Ltd. (x)	3,000	96,038
Suzuki Motor Corp.	33,000	399,424
Sysmex Corp.	10,600	185,052
T&D Holdings, Inc.	10,000	220,131
Taisei Corp.	3,100	180,827
Takeda Pharmaceutical Co. Ltd.	32,590	1,001,429
TDK Corp.	112,600	1,325,741
Terumo Corp.	28,000	515,260
TIS, Inc.	4,200	141,103
Toho Co. Ltd.	2,300	135,919
Tokio Marine Holdings, Inc.	38,200	1,621,056
Tokyo Electron Ltd.	9,400	1,806,826
Tokyo Gas Co. Ltd.	6,800	226,281
Tokyo Metro Co. Ltd. (x)	4,900	57,080
Tokyu Corp.	10,500	124,975
TOPPAN Holdings, Inc.	5,300	144,457
Toray Industries, Inc.	29,400	201,669
Toyota Industries Corp.	3,400	384,848
Toyota Motor Corp.	197,270	3,415,118
Toyota Tsusho Corp.	13,000	295,108
Trend Micro, Inc.	2,700	187,062
Unicharm Corp.	23,500	169,798
West Japan Railway Co.	9,800	224,712
Yakult Honsha Co. Ltd.	5,400	101,715
Yamaha Motor Co. Ltd. (x)	18,100	135,682
Yokogawa Electric Corp.	4,400	117,788
Zensho Holdings Co. Ltd.	2,000	121,357
ZOZO, Inc.	9,300	100,553

		93,902,641

Jersey (0.0%)†
Aptiv plc*	1,827	124,638

Luxembourg (0.0%)†
ArcelorMittal SA	9,853	311,862
CVC Capital Partners plc (m)	4,911	100,542
Eurofins Scientific SE	2,492	177,419

		589,823

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Macau (0.0%)†
Galaxy Entertainment Group Ltd.	43,000	$190,899
Sands China Ltd.	51,187	106,548

		297,447

Malaysia (0.2%)
CIMB Group Holdings Bhd.	1,064,400	1,716,489
Malayan Banking Bhd.	639,500	1,473,257

		3,189,746

Mexico (0.8%)
Gruma SAB de CV, Class B	84,683	1,460,522
Grupo Financiero Banorte SAB de CV, Class O	423,979	3,890,588
Kimberly-Clark de Mexico SAB de CV, Class A	1,492,626	2,736,355
Prologis Property Mexico SA de CV (REIT)	334,069	1,259,579
Wal-Mart de Mexico SAB de CV	1,003,774	3,320,861

		12,667,905

Netherlands (1.4%)
ABN AMRO Bank NV (CVA) (m)	9,625	263,490
Adyen NV (m)*	2,671	4,903,201
Aegon Ltd.	27,157	196,672
Akzo Nobel NV	3,588	251,053
Argenx SE*	1,268	701,712
ASM International NV	949	607,453
ASML Holding NV	9,019	7,198,776
ASR Nederland NV	2,967	197,047
BE Semiconductor Industries NV	9,780	1,463,661
Euronext NV (m)	1,639	280,139
EXOR NV	1,857	187,246
Heineken Holding NV	2,723	202,878
Heineken NV	6,050	527,511
IMCD NV	1,193	160,274
ING Groep NV	65,223	1,431,025
JDE Peet’s NV	3,692	105,419
Koninklijke Ahold Delhaize NV	18,889	789,886
Koninklijke KPN NV	81,697	398,028
Koninklijke Philips NV	17,610	423,379
NN Group NV	5,651	375,565
NXP Semiconductors NV	2,194	479,367
Randstad NV (x)	2,382	109,990
Universal Music Group NV	46,525	1,506,017
Wolters Kluwer NV	4,907	820,499

		23,580,288

New Zealand (0.1%)
Auckland International Airport Ltd.	34,873	164,634
Contact Energy Ltd.	16,763	91,961
Fisher & Paykel Healthcare Corp. Ltd.	12,181	267,669
Infratil Ltd.	19,272	124,521
Meridian Energy Ltd.	27,587	99,212
Xero Ltd.*	3,054	361,396

		1,109,393

Norway (0.1%)
Aker BP ASA	6,267	160,291
DNB Bank ASA	18,813	520,001
Equinor ASA	17,601	445,465
Gjensidige Forsikring ASA	3,885	98,441
Kongsberg Gruppen ASA	8,985	348,412
Mowi ASA	10,327	199,380
Norsk Hydro ASA	28,835	164,610
Orkla ASA	14,166	154,036
Salmar ASA	1,438	62,317
Telenor ASA	12,534	194,861

		2,347,814

Poland (0.4%)
Allegro.eu SA (m)*	387,559	3,719,302
Budimex SA	10,089	1,559,668
InPost SA*	5,043	83,760
Powszechny Zaklad Ubezpieczen SA	106,103	1,854,562

		7,217,292

Portugal (0.0%)†
EDP SA	60,372	261,846
Galp Energia SGPS SA	9,041	165,818
Jeronimo Martins SGPS SA	6,198	156,824

		584,488

Singapore (0.4%)
CapitaLand Ascendas REIT (REIT)	81,315	171,391
CapitaLand Integrated Commercial Trust (REIT)	122,698	209,402
CapitaLand Investment Ltd.	46,200	96,288
DBS Group Holdings Ltd.	43,940	1,551,982
Genting Singapore Ltd.	126,857	71,335
Grab Holdings Ltd., Class A*	49,095	246,948
Keppel Ltd.	29,400	171,568
Oversea-Chinese Banking Corp. Ltd.	71,178	913,027
Sea Ltd. (ADR)*	7,962	1,273,442
Sembcorp Industries Ltd.	18,800	101,282
Singapore Airlines Ltd.	32,750	179,526
Singapore Exchange Ltd.	17,500	204,798
Singapore Technologies Engineering Ltd.	32,800	200,953
Singapore Telecommunications Ltd.	156,100	468,975
STMicroelectronics NV	14,224	434,545
United Overseas Bank Ltd.	25,867	732,373

		7,027,835

South Africa (0.6%)
Anglo American plc	23,510	693,827
AVI Ltd.	375,404	1,996,005
Capitec Bank Holdings Ltd.	20,622	4,136,293
Clicks Group Ltd. (x)	87,318	1,829,837
OUTsurance Group Ltd.	144,149	637,785

		9,293,747

South Korea (1.3%)
Delivery Hero SE (m)*	3,687	99,761
HYBE Co. Ltd.*	3,604	825,160
KB Financial Group, Inc.	32,435	2,665,265
Kia Corp.	19,691	1,413,795
KT&G Corp.	15,355	1,452,900
NAVER Corp.	8,461	1,645,682
Samsung Electronics Co. Ltd.	273,993	12,140,472

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
SK Hynix, Inc.	8,127	$1,758,361

		22,001,396

Spain (1.0%)
Acciona SA (x)	464	83,516
ACS Actividades de Construccion y Servicios SA (x)	3,745	260,053
Aena SME SA (m)	15,760	420,671
Amadeus IT Group SA	55,380	4,662,989
Banco Bilbao Vizcaya Argentaria SA	119,816	1,842,547
Banco de Sabadell SA	114,285	363,883
Banco Santander SA	315,466	2,611,255
Bankinter SA (x)	12,898	168,341
CaixaBank SA (x)	82,900	718,133
Cellnex Telecom SA (m)	10,333	401,059
EDP Renovaveis SA	7,212	80,494
Endesa SA (x)	6,397	202,625
Grifols SA*	5,584	68,079
Iberdrola SA	120,790	2,317,816
Industria de Diseno Textil SA	22,916	1,192,591
Redeia Corp. SA (x)	8,169	174,652
Repsol SA (x)	24,207	354,579
Telefonica SA	77,885	408,998

		16,332,281

Sweden (1.0%)
AddTech AB, Class B	5,353	182,188
Alfa Laval AB	5,631	236,765
Assa Abloy AB, Class B	76,119	2,375,073
Atlas Copco AB, Class A	218,327	3,527,284
Atlas Copco AB, Class B	31,434	446,713
Beijer Ref AB, Class B (x)	8,032	126,793
Boliden AB*	6,099	190,237
Epiroc AB, Class A	13,844	300,559
Epiroc AB, Class B	7,648	146,317
EQT AB (x)	7,617	254,332
Essity AB, Class B	12,820	355,023
Evolution AB (m)	3,027	240,473
Fastighets AB Balder, Class B*	16,094	119,520
H & M Hennes & Mauritz AB, Class B (x)	11,346	159,381
Hexagon AB, Class B	43,615	438,690
Holmen AB, Class B (x)	1,818	72,098
Industrivarden AB, Class C (x)	2,857	103,186
Industrivarden AB, Class A	2,720	98,670
Indutrade AB	5,055	137,957
Investment AB Latour, Class B	2,908	76,597
Investor AB, Class B	35,641	1,053,871
L E Lundbergforetagen AB, Class B	1,437	71,631
Lifco AB, Class B	4,897	198,139
Nibe Industrier AB, Class B	29,491	125,746
Saab AB, Class B	6,729	375,252
Sagax AB, Class B	4,794	109,451
Sandvik AB	22,399	513,518
Securitas AB, Class B	10,265	153,526
Skandinaviska Enskilda Banken AB, Class A	33,336	581,739
Skanska AB, Class B	7,149	166,391
SKF AB, Class B	7,166	164,439
Svenska Cellulosa AB SCA, Class B	13,165	171,157
Svenska Handelsbanken AB, Class A	30,641	409,533
Swedbank AB, Class A	17,835	472,224
Swedish Orphan Biovitrum AB*	4,072	124,042
Tele2 AB, Class B	11,483	167,799
Telefonaktiebolaget LM Ericsson, Class B	58,356	499,248
Telia Co. AB	47,731	171,381
Trelleborg AB, Class B	4,384	163,156
Volvo AB, Class B	32,694	917,142

		16,197,241

Switzerland (1.4%)
ABB Ltd. (Registered)	32,814	1,956,557
Avolta AG	1,798	97,486
Baloise Holding AG (Registered)	858	202,429
Banque Cantonale Vaudoise (Registered)	572	65,927
Barry Callebaut AG (Registered) (x)	66	71,868
BKW AG	421	91,952
Chocoladefabriken Lindt & Spruengli AG	20	336,505
Chocoladefabriken Lindt & Spruengli AG (Registered)	2	333,228
Cie Financiere Richemont SA (Registered)	11,185	2,106,747
DSM-Firmenich AG	3,907	415,399
EMS-Chemie Holding AG (Registered)	140	105,690
Galderma Group AG (x)	2,464	357,124
Geberit AG (Registered)	702	552,080
Givaudan SA (Registered)	190	919,768
Helvetia Holding AG (Registered)	780	182,945
Julius Baer Group Ltd.	4,328	292,588
Kuehne + Nagel International AG (Registered) (x)	973	210,493
Logitech International SA (Registered)	3,163	284,788
Lonza Group AG (Registered)	6,447	4,590,781
Partners Group Holding AG	477	622,213
Sandoz Group AG	8,396	459,455
Schindler Holding AG	855	317,884
Schindler Holding AG (Registered)	493	178,635
SGS SA (Registered)	3,367	341,601
SIG Group AG	6,696	123,717
Sika AG (Registered)	3,203	869,527
Sonova Holding AG (Registered)	1,065	317,305
Straumann Holding AG (Registered)	2,345	306,037
Swatch Group AG (The) (x)	652	106,085
Swiss Life Holding AG (Registered)	603	609,954
Swiss Prime Site AG (Registered)	1,614	241,658
Swisscom AG (Registered)	539	382,113
TE Connectivity plc	2,495	420,832
Temenos AG (Registered)	1,073	76,744
UBS Group AG (Registered)	68,492	2,317,739
VAT Group AG (m)	589	248,457
Zurich Insurance Group AG	3,048	2,130,469

		23,244,780

Taiwan (3.3%)
Alchip Technologies Ltd.	33,000	3,496,337
ASE Technology Holding Co. Ltd.	492,000	2,484,253
Chailease Holding Co. Ltd.	306,000	1,325,106

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Delta Electronics, Inc.	114,000	$1,611,735
Hon Hai Precision Industry Co. Ltd.	692,000	3,813,912
MediaTek, Inc.	27,000	1,155,347
Taiwan Semiconductor Manufacturing Co. Ltd.	1,017,133	36,908,154
Unimicron Technology Corp.	388,000	1,514,172
Wiwynn Corp.	37,127	3,215,504

		55,524,520

United Kingdom (2.6%)
3i Group plc	20,448	1,156,399
Admiral Group plc	5,469	245,480
Ashtead Group plc	9,164	587,312
Associated British Foods plc	6,781	191,557
AstraZeneca plc	32,283	4,484,502
Auto Trader Group plc (m)	18,661	211,170
Aviva plc	56,251	478,102
BAE Systems plc	62,461	1,617,430
Barclays plc	298,538	1,382,215
Barratt Redrow plc	27,754	173,682
British American Tobacco plc	41,290	1,962,715
BT Group plc	125,655	334,181
Bunzl plc	6,925	220,530
Centrica plc	106,448	236,050
CK Hutchison Holdings Ltd.	56,264	346,187
Coca-Cola Europacific Partners plc	4,705	436,248
Compass Group plc	35,659	1,207,530
Croda International plc	2,969	119,165
DCC plc	2,136	138,624
Diageo plc	46,745	1,172,927
Entain plc	11,649	144,070
Halma plc	7,918	347,797
Hikma Pharmaceuticals plc	3,590	97,965
HSBC Holdings plc	368,412	4,459,269
Imperial Brands plc	16,155	637,979
Informa plc	27,920	308,818
InterContinental Hotels Group plc	3,116	355,177
International Consolidated Airlines Group SA (x)	23,424	109,983
Intertek Group plc	3,546	230,716
J Sainsbury plc	34,539	137,394
JD Sports Fashion plc	51,464	62,688
Kingfisher plc	39,980	159,587
Land Securities Group plc (REIT)	14,674	127,098
Legal & General Group plc	123,801	432,656
Lloyds Banking Group plc	1,255,203	1,321,506
London Stock Exchange Group plc	9,925	1,448,865
M&G plc	47,013	165,848
Marks & Spencer Group plc	42,742	207,926
Melrose Industries plc	26,837	195,535
National Grid plc	102,772	1,497,458
NatWest Group plc	164,206	1,152,682
Next plc	2,469	421,601
Pearson plc	12,597	185,276
Phoenix Group Holdings plc	14,545	131,471
Reckitt Benckiser Group plc	14,123	960,573
RELX plc	38,580	2,084,911
Rentokil Initial plc	51,438	248,605
Rolls-Royce Holdings plc	176,267	2,341,136
Sage Group plc (The)	19,915	341,841
Schroders plc	14,730	73,072
Segro plc (REIT)	26,711	249,174
Severn Trent plc	5,631	211,322
Smith & Nephew plc	17,450	266,594
Smiths Group plc	6,757	208,316
Spirax Group plc	1,605	131,195
SSE plc	23,182	582,638
Standard Chartered plc	41,974	695,420
Tesco plc	141,609	780,045
Unilever plc	52,055	3,161,808
United Utilities Group plc	15,003	235,079
Vodafone Group plc	427,182	456,080
Whitbread plc	3,531	136,826
Wise plc, Class A*	13,996	199,801
WPP plc	22,663	159,461

		44,565,268

United States (38.8%)
3M Co.	4,558	693,910
A.O. Smith Corp.	934	61,242
Abbott Laboratories	14,836	2,017,844
AbbVie, Inc.	15,079	2,798,964
Adobe, Inc.*	3,638	1,407,469
Advanced Micro Devices, Inc.*	13,829	1,962,335
AES Corp. (The)	6,277	66,034
Aflac, Inc.	4,094	431,753
Agilent Technologies, Inc.	2,462	290,541
Air Products and Chemicals, Inc.	1,920	541,555
Airbnb, Inc., Class A*	3,736	494,422
Akamai Technologies, Inc. (x)*	1,301	103,768
Albemarle Corp. (x)	1,024	64,174
Alcon AG	10,279	909,428
Alexandria Real Estate Equities, Inc. (REIT)	1,253	91,005
Align Technology, Inc.*	614	116,249
Allegion plc	739	106,505
Alliant Energy Corp.	2,097	126,806
Allstate Corp. (The)	2,287	460,396
Alphabet, Inc., Class C	40,078	7,109,436
Alphabet, Inc., Class A	177,860	31,344,268
Altria Group, Inc.	14,319	839,523
Amazon.com, Inc.*	101,281	22,220,039
Amcor plc	19,996	183,763
Ameren Corp.	2,329	223,677
American Electric Power Co., Inc.	4,602	477,503
American Express Co.	4,725	1,507,180
American International Group, Inc.	4,906	419,905
American Tower Corp. (REIT)	3,972	877,891
American Water Works Co., Inc.	1,682	233,983
Ameriprise Financial, Inc.	804	429,119
AMETEK, Inc.	1,996	361,196
Amgen, Inc.	4,575	1,277,386
Amphenol Corp., Class A	10,256	1,012,780
Amrize Ltd.*	10,949	546,174
Analog Devices, Inc.	40,522	9,645,046
ANSYS, Inc.*	755	265,171
Aon plc, Class A	1,830	652,871
APA Corp. (x)	3,278	59,955
Apollo Global Management, Inc.	3,858	547,334
Apple, Inc.	127,503	26,159,790
Applied Materials, Inc.	6,907	1,264,464
Arch Capital Group Ltd.	3,236	294,638

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Archer-Daniels-Midland Co.	4,050	$213,759
Arista Networks, Inc.*	8,719	892,041
ARM Holdings plc (ADR) (x)*	11,180	1,808,253
Arthur J Gallagher & Co.	2,195	702,663
Assurant, Inc.	424	83,736
AT&T, Inc.	61,310	1,774,311
Atmos Energy Corp.	1,385	213,442
Autodesk, Inc.*	1,811	560,631
Automatic Data Processing, Inc.	3,452	1,064,597
AutoZone, Inc.*	141	523,424
AvalonBay Communities, Inc. (REIT)	1,226	249,491
Avery Dennison Corp.	638	111,950
Axon Enterprise, Inc.*	625	517,462
Baker Hughes Co.	8,546	327,654
Ball Corp.	2,319	130,073
Bank of America Corp.	55,939	2,647,033
Bank of New York Mellon Corp. (The)	6,048	551,033
Baxter International, Inc.	4,539	137,441
Becton Dickinson & Co.	2,478	426,835
Berkshire Hathaway, Inc., Class B*	15,654	7,604,244
Best Buy Co., Inc.	1,636	109,825
Biogen, Inc.*	1,218	152,969
Bio-Techne Corp.	1,435	73,831
BlackRock, Inc.‡	1,237	1,297,922
Blackstone, Inc.	6,184	925,003
Boeing Co. (The)*	6,474	1,356,497
Booking Holdings, Inc.	278	1,609,409
Boston Scientific Corp.*	39,412	4,233,243
BP plc	333,562	1,674,408
Bristol-Myers Squibb Co.	17,515	810,769
Broadcom, Inc.	62,433	17,209,656
Broadridge Financial Solutions, Inc.	1,010	245,460
Brown & Brown, Inc.	2,410	267,197
Brown-Forman Corp., Class B	1,502	40,419
Builders FirstSource, Inc.*	892	104,087
Bunge Global SA	1,103	88,549
BXP, Inc. (REIT)	1,210	81,639
Cadence Design Systems, Inc.*	2,306	710,594
Caesars Entertainment, Inc.*	2,035	57,774
Camden Property Trust (REIT)	940	105,929
Campbell’s Co. (The)	1,625	49,806
Capital One Financial Corp.	5,497	1,169,542
Cardinal Health, Inc.	2,062	346,416
CarMax, Inc.*	1,283	86,230
Carnival Corp.*	8,805	247,597
Carrier Global Corp.	6,715	491,471
Caterpillar, Inc.	4,015	1,558,663
Cboe Global Markets, Inc.	871	203,126
CBRE Group, Inc., Class A*	2,542	356,185
CDW Corp.	1,150	205,378
Cencora, Inc.	1,490	446,776
Centene Corp.*	4,280	232,318
CenterPoint Energy, Inc.	5,521	202,842
CF Industries Holdings, Inc.	1,383	127,236
CH Robinson Worldwide, Inc.	1,048	100,556
Charles River Laboratories International, Inc.*	449	68,127
Charles Schwab Corp. (The)	14,500	1,322,980
Charter Communications, Inc., Class A*	799	326,639
Chevron Corp.	13,865	1,985,329
Chipotle Mexican Grill, Inc.*	11,440	642,356
Chubb Ltd.	3,170	918,412
Church & Dwight Co., Inc.	2,078	199,717
Cigna Group (The)	2,281	754,053
Cincinnati Financial Corp.	1,350	201,042
Cintas Corp.	2,961	659,918
Cisco Systems, Inc.	33,961	2,356,214
Citigroup, Inc.	15,944	1,357,153
Citizens Financial Group, Inc.	3,849	172,243
Clorox Co. (The)	1,036	124,392
CME Group, Inc.	3,061	843,673
CMS Energy Corp.	2,563	177,565
Coca-Cola Co. (The)	33,068	2,339,561
Cognizant Technology Solutions Corp., Class A	4,269	333,110
Coinbase Global, Inc., Class A*	1,812	635,088
Colgate-Palmolive Co.	7,004	636,664
Comcast Corp., Class A	31,793	1,134,692
Conagra Brands, Inc.	4,300	88,021
ConocoPhillips	10,777	967,128
Consolidated Edison, Inc.	2,990	300,046
Constellation Brands, Inc., Class A	1,317	214,250
Constellation Energy Corp.	2,700	871,452
Cooper Cos., Inc. (The)*	1,683	119,762
Copart, Inc.*	7,568	371,362
Corning, Inc.	6,654	349,934
Corpay, Inc.*	621	206,060
Corteva, Inc.	5,738	427,653
CoStar Group, Inc.*	3,607	290,003
Costco Wholesale Corp.	3,788	3,749,893
Coterra Energy, Inc.	6,523	165,554
Crowdstrike Holdings, Inc., Class A*	2,126	1,082,793
Crown Castle, Inc. (REIT)	3,751	385,340
CSL Ltd.	10,052	1,584,334
CSX Corp.	16,037	523,287
Cummins, Inc.	1,187	388,742
CVS Health Corp.	10,882	750,640
CyberArk Software Ltd.*	984	400,370
Danaher Corp.	5,433	1,073,235
Darden Restaurants, Inc.	1,011	220,368
DaVita, Inc.*	397	56,553
Dayforce, Inc.*	1,368	75,774
Deckers Outdoor Corp.*	1,310	135,022
Deere & Co.	2,150	1,093,253
Dell Technologies, Inc., Class C	2,496	306,010
Delta Air Lines, Inc.	5,538	272,359
Devon Energy Corp.	5,369	170,788
Dexcom, Inc.*	3,372	294,342
Diamondback Energy, Inc.	1,613	221,626
Digital Realty Trust, Inc. (REIT)	2,731	476,095
Dollar General Corp.	1,894	216,636
Dollar Tree, Inc.*	1,742	172,528
Dominion Energy, Inc.	7,250	409,770
Domino’s Pizza, Inc.	279	125,717
DoorDash, Inc., Class A*	2,928	721,781
Dover Corp.	1,172	214,746
Dow, Inc.	5,973	158,165
DR Horton, Inc.	2,412	310,955
DTE Energy Co.	1,789	236,971
Duke Energy Corp.	6,698	790,364

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
DuPont de Nemours, Inc.	3,605	$247,267
Eastman Chemical Co.	1,029	76,825
Eaton Corp. plc	3,340	1,192,347
eBay, Inc.	3,899	290,320
Ecolab, Inc.	7,983	2,150,939
Edison International	3,334	172,034
Edwards Lifesciences Corp.*	5,091	398,167
Electronic Arts, Inc.	1,921	306,784
Elevance Health, Inc.	1,929	750,304
Eli Lilly & Co.	16,317	12,719,591
Emerson Electric Co.	4,763	635,051
Enphase Energy, Inc.*	1,060	42,029
Entergy Corp.	3,701	307,627
EOG Resources, Inc.	4,659	557,263
EPAM Systems, Inc.*	489	86,465
EQT Corp.	5,150	300,348
Equifax, Inc.	13,635	3,536,510
Equinix, Inc. (REIT)	840	668,195
Equity Residential (REIT)	2,949	199,028
Erie Indemnity Co., Class A	205	71,092
Essex Property Trust, Inc. (REIT)	574	162,672
Estee Lauder Cos., Inc. (The), Class A	1,933	156,186
Everest Group Ltd.	362	123,026
Evergy, Inc.	1,911	131,725
Eversource Energy	3,159	200,976
Exelon Corp.	8,676	376,712
Expand Energy Corp.	1,769	206,867
Expedia Group, Inc.	1,064	179,476
Expeditors International of Washington, Inc.	1,161	132,644
Experian plc	18,948	975,857
Extra Space Storage, Inc. (REIT)	1,830	269,815
Exxon Mobil Corp.	36,793	3,966,285
F5, Inc.*	509	149,809
FactSet Research Systems, Inc.	321	143,577
Fair Isaac Corp.*	211	385,700
Fastenal Co.	9,898	415,716
Federal Realty Investment Trust (REIT)	713	67,728
FedEx Corp.	1,854	421,433
Ferrovial SE	10,326	550,521
Fidelity National Information Services, Inc.	4,408	358,855
Fifth Third Bancorp	5,738	236,004
First Solar, Inc.*	884	146,337
FirstEnergy Corp.	4,229	170,260
Fiserv, Inc.*	4,733	816,017
Ford Motor Co.	33,597	364,527
Fortinet, Inc.*	5,491	580,508
Fortive Corp.	2,863	149,248
Fox Corp., Class A	1,947	109,110
Fox Corp., Class B	1,150	59,374
Franklin Resources, Inc. (x)	2,857	68,139
Freeport-McMoRan, Inc.	12,403	537,670
Garmin Ltd.	1,326	276,763
Gartner, Inc.*	663	267,998
GE Aerospace	9,103	2,343,021
GE HealthCare Technologies, Inc.	3,947	292,354
GE Vernova, Inc.	2,330	1,232,919
Gen Digital, Inc.	4,729	139,033
Generac Holdings, Inc.*	483	69,170
General Dynamics Corp.	2,125	619,777
General Mills, Inc.	4,758	246,512
General Motors Co.	8,207	403,866
Genuine Parts Co.	1,134	137,566
Gilead Sciences, Inc.	10,591	1,174,224
Global Payments, Inc.	2,063	165,123
Globe Life, Inc.	736	91,477
GoDaddy, Inc., Class A*	1,219	219,493
Goldman Sachs Group, Inc. (The)	2,619	1,853,597
GSK plc	85,718	1,635,485
Haleon plc	186,747	959,730
Halliburton Co.	7,312	149,019
Hartford Insurance Group, Inc. (The)	2,475	314,003
Hasbro, Inc.	1,051	77,585
HCA Healthcare, Inc.	1,479	566,605
Healthpeak Properties, Inc. (REIT)	6,221	108,930
Henry Schein, Inc.*	952	69,544
Hershey Co. (The)	1,264	209,761
Hess Corp.	2,385	330,418
Hewlett Packard Enterprise Co.	10,987	224,684
Hilton Worldwide Holdings, Inc.	2,002	533,213
Holcim AG	10,949	812,775
Hologic, Inc.*	1,830	119,243
Home Depot, Inc. (The)	8,485	3,110,940
Honeywell International, Inc.	5,486	1,277,580
Hormel Foods Corp.	2,437	73,719
Host Hotels & Resorts, Inc. (REIT)	6,049	92,913
Howmet Aerospace, Inc.	3,420	636,565
HP, Inc.	7,960	194,702
Hubbell, Inc., Class B	463	189,094
Humana, Inc.	1,041	254,504
Huntington Bancshares, Inc.	12,193	204,355
Huntington Ingalls Industries, Inc.	341	82,338
IDEX Corp.	623	109,380
IDEXX Laboratories, Inc.*	2,716	1,456,699
Illinois Tool Works, Inc.	2,305	569,911
Incyte Corp.*	1,348	91,799
Ingersoll Rand, Inc.	3,477	289,217
Insulet Corp.*	595	186,937
Intel Corp.	37,372	837,133
Intercontinental Exchange, Inc.	4,857	891,114
International Business Machines Corp.	7,915	2,333,184
International Flavors & Fragrances, Inc.	2,177	160,118
International Paper Co.	4,538	212,515
Interpublic Group of Cos., Inc. (The)	3,197	78,263
Intuit, Inc.	14,225	11,204,037
Intuitive Surgical, Inc.*	10,481	5,695,480
Invesco Ltd.	3,778	59,579
Invitation Homes, Inc. (REIT)	4,692	153,898
IQVIA Holdings, Inc.*	8,490	1,337,939
Iron Mountain, Inc. (REIT)	2,535	260,015
J M Smucker Co. (The)	945	92,799
Jabil, Inc.	926	201,961
Jack Henry & Associates, Inc.	647	116,570
Jacobs Solutions, Inc.	982	129,084
James Hardie Industries plc (CHDI) (x)*	11,836	324,837

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
JB Hunt Transport Services, Inc.	632	$90,755
Johnson & Johnson	20,540	3,137,485
Johnson Controls International plc	5,571	588,409
JPMorgan Chase & Co.	23,724	6,877,825
Juniper Networks, Inc.	2,925	116,795
Kellanova	2,272	180,692
Kenvue, Inc.	16,548	346,350
Keurig Dr Pepper, Inc.	11,722	387,529
KeyCorp	8,413	146,554
Keysight Technologies, Inc.*	1,492	244,479
Kimberly-Clark Corp.	2,860	368,711
Kimco Realty Corp. (REIT)	5,627	118,280
Kinder Morgan, Inc.	16,684	490,510
KKR & Co., Inc.	5,826	775,033
KLA Corp.	1,126	1,008,603
Kraft Heinz Co. (The)	7,529	194,399
Kroger Co. (The)	5,229	375,076
L3Harris Technologies, Inc.	1,614	404,856
Labcorp Holdings, Inc.	696	182,707
Lam Research Corp.	31,633	3,079,156
Lamb Weston Holdings, Inc.	1,273	66,005
Las Vegas Sands Corp.	3,060	133,141
Leidos Holdings, Inc.	1,132	178,584
Lennar Corp., Class A	2,015	222,879
Lennox International, Inc.	262	150,189
Linde plc	5,829	2,734,850
Live Nation Entertainment, Inc. (x)*	1,353	204,682
LKQ Corp.	2,284	84,531
Lockheed Martin Corp.	1,770	819,758
Loews Corp.	1,418	129,974
Lowe’s Cos., Inc.	4,778	1,060,095
Lululemon Athletica, Inc.*	967	229,740
LyondellBasell Industries NV, Class A (x)	2,098	121,390
M&T Bank Corp.	1,330	258,007
Marathon Petroleum Corp.	2,617	434,710
MarketAxess Holdings, Inc.	294	65,662
Marriott International, Inc., Class A	11,546	3,154,483
Marsh & McLennan Cos., Inc.	4,239	926,815
Martin Marietta Materials, Inc.	504	276,676
Marvell Technology, Inc.	95,780	7,413,372
Masco Corp.	1,907	122,734
Mastercard, Inc., Class A	10,435	5,863,844
Match Group, Inc.	2,281	70,460
McCormick & Co., Inc. (Non-Voting)	2,137	162,027
McDonald’s Corp.	6,104	1,783,406
McKesson Corp.	1,064	779,678
Medtronic plc	10,918	951,722
Merck & Co., Inc.	21,436	1,696,874
Meta Platforms, Inc., Class A	51,710	38,166,634
MetLife, Inc.	4,761	382,880
Mettler-Toledo International, Inc.*	179	210,275
MGM Resorts International*	1,934	66,510
Microchip Technology, Inc.	4,642	326,658
Micron Technology, Inc.	9,503	1,171,245
Microsoft Corp.	79,621	39,604,282
Mid-America Apartment Communities, Inc. (REIT)	970	143,570
Moderna, Inc.*	2,736	75,486
Mohawk Industries, Inc.*	432	45,291
Molina Healthcare, Inc.*	462	137,630
Molson Coors Beverage Co., Class B	1,560	75,020
Monday.com Ltd.*	842	264,792
Mondelez International, Inc., Class A	11,164	752,900
Monolithic Power Systems, Inc.	413	302,060
Monster Beverage Corp.*	6,010	376,466
Moody’s Corp.	1,336	670,124
Morgan Stanley	10,539	1,484,524
Mosaic Co. (The)	2,792	101,852
Motorola Solutions, Inc.	1,410	592,849
MSCI, Inc.	669	385,839
Nasdaq, Inc.	3,572	319,408
Nestle SA (Registered)	54,569	5,421,481
NetApp, Inc.	1,717	182,946
Netflix, Inc.*	8,079	10,818,831
Newmont Corp.	9,501	553,528
News Corp., Class A	3,183	94,599
News Corp., Class B	1,004	34,447
NextEra Energy, Inc.	17,506	1,215,266
NIKE, Inc., Class B	9,981	709,050
NiSource, Inc.	4,089	164,950
Nordson Corp.	467	100,111
Norfolk Southern Corp.	1,901	486,599
Northern Trust Corp.	1,667	211,359
Northrop Grumman Corp.	1,148	573,977
Norwegian Cruise Line Holdings Ltd.*	3,497	70,919
Novartis AG (Registered)	39,546	4,793,168
NRG Energy, Inc.	1,669	268,008
Nucor Corp.	2,008	260,116
NVIDIA Corp.	280,281	44,281,595
NVR, Inc.*	24	177,256
Occidental Petroleum Corp.	5,831	244,960
Old Dominion Freight Line, Inc.	1,622	263,251
Omnicom Group, Inc.	1,663	119,636
ON Semiconductor Corp.*	3,560	186,580
ONEOK, Inc.	5,355	437,129
Oracle Corp. (Moscow Stock Exchange)	13,885	3,035,678
O’Reilly Automotive, Inc.*	7,238	652,361
Otis Worldwide Corp.	3,391	335,777
PACCAR, Inc.	4,526	430,242
Packaging Corp. of America	795	149,818
Palantir Technologies, Inc., Class A*	18,159	2,475,435
Palo Alto Networks, Inc.*	5,622	1,150,486
Paramount Global, Class B (x)	5,237	67,557
Parker-Hannifin Corp.	1,083	756,443
Paychex, Inc.	2,766	402,342
Paycom Software, Inc.	418	96,725
PayPal Holdings, Inc.*	8,281	615,444
Pentair plc	1,368	140,439
PepsiCo, Inc.	11,698	1,544,604
Pfizer, Inc.	48,383	1,172,804
PG&E Corp.	18,933	263,926
Phathom Pharmaceuticals, Inc.*	56,159	538,565
Philip Morris International, Inc.	13,288	2,420,143
Phillips 66	3,457	412,420
Pinnacle West Capital Corp.	922	82,491
PNC Financial Services Group, Inc. (The)	3,417	636,997
Pool Corp.	332	96,771
PPG Industries, Inc.	1,995	226,931
PPL Corp.	6,372	215,947
Principal Financial Group, Inc.	1,695	134,634

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Procter & Gamble Co. (The)	20,015	$3,188,790
Progressive Corp. (The)	4,989	1,331,365
Prologis, Inc. (REIT)	7,879	828,240
Prudential Financial, Inc.	3,056	328,337
PTC, Inc.*	1,039	179,061
Public Service Enterprise Group, Inc.	4,300	361,974
Public Storage (REIT)	1,360	399,051
PulteGroup, Inc.	1,686	177,806
QIAGEN NV*	4,516	217,493
QUALCOMM, Inc.	9,366	1,491,629
Quanta Services, Inc.	1,274	481,674
Quest Diagnostics, Inc.	975	175,139
Ralliant Corp.*	954	46,276
Ralph Lauren Corp.	344	94,352
Raymond James Financial, Inc.	1,592	244,165
Realty Income Corp. (REIT)	7,554	435,186
Regency Centers Corp. (REIT)	1,430	101,859
Regeneron Pharmaceuticals, Inc.	873	458,325
Regions Financial Corp.	7,682	180,681
Republic Services, Inc.	1,752	432,061
ResMed, Inc.	1,268	327,144
Revvity, Inc.	939	90,820
Roche Holding AG (BMV Mexico Stock Exchange)	14,609	4,757,660
Roche Holding AG (OTC US Exchange)	672	232,907
Rockwell Automation, Inc.	976	324,198
Rollins, Inc.	2,474	139,583
Roper Technologies, Inc.	925	524,327
Ross Stores, Inc.	2,848	363,348
Royal Caribbean Cruises Ltd.	2,137	669,180
RTX Corp.	11,372	1,660,539
S&P Global, Inc.	23,582	12,434,553
Salesforce, Inc.	8,189	2,233,058
Sanofi SA	23,085	2,235,535
SBA Communications Corp. (REIT)	926	217,462
Schlumberger NV	11,591	391,776
Schneider Electric SE	11,488	3,055,591
Seagate Technology Holdings plc	1,818	262,392
Sempra	5,467	414,235
ServiceNow, Inc.*	3,021	3,105,830
Shell plc	124,844	4,375,859
Sherwin-Williams Co. (The)	1,961	673,329
Simon Property Group, Inc. (REIT)	2,647	425,532
Skyworks Solutions, Inc.	1,334	99,410
Smurfit WestRock plc	4,212	181,748
Snap-on, Inc.	429	133,496
Solventum Corp.*	1,249	94,724
Southern Co. (The)	9,457	868,436
Southwest Airlines Co.	4,773	154,836
Spotify Technology SA*	6,847	5,253,977
Stanley Black & Decker, Inc.	1,289	87,330
Starbucks Corp.	9,665	885,604
State Street Corp.	2,490	264,787
Steel Dynamics, Inc.	1,157	148,108
Stellantis NV	42,587	426,857
STERIS plc	847	203,466
Stryker Corp.	4,661	1,844,031
Super Micro Computer, Inc. (x)*	4,272	209,371
Swiss Re AG	6,229	1,076,700
Synchrony Financial	3,321	221,644
Synopsys, Inc.*	3,976	2,038,416
Sysco Corp.	4,144	313,867
T. Rowe Price Group, Inc.	1,946	187,789
Take-Two Interactive Software, Inc.*	1,417	344,118
Tapestry, Inc.	1,738	152,614
Targa Resources Corp.	1,882	327,619
Target Corp.	3,819	376,744
Teledyne Technologies, Inc.*	394	201,850
Tenaris SA (x)	7,949	149,582
Teradyne, Inc.	1,302	117,076
Tesla, Inc.*	23,922	7,599,062
Texas Instruments, Inc.	7,755	1,610,093
Texas Pacific Land Corp.	157	165,853
Textron, Inc.	1,507	120,997
Thermo Fisher Scientific, Inc.	5,047	2,046,357
TJX Cos., Inc. (The)	22,110	2,730,364
TKO Group Holdings, Inc., Class A	611	111,171
T-Mobile US, Inc.	4,059	967,097
Tractor Supply Co.	4,568	241,053
Trane Technologies plc	1,892	827,580
TransDigm Group, Inc.	484	735,990
Travelers Cos., Inc. (The)	1,957	523,576
Trimble, Inc.*	1,952	148,313
Truist Financial Corp.	11,358	488,280
Tyler Technologies, Inc.*	369	218,758
Tyson Foods, Inc., Class A	2,498	139,738
Uber Technologies, Inc.*	17,813	1,661,953
UDR, Inc. (REIT)	2,550	104,116
Ulta Beauty, Inc.*	375	175,432
Union Pacific Corp.	5,100	1,173,408
United Airlines Holdings, Inc.*	2,838	225,990
United Parcel Service, Inc., Class B	6,312	637,133
United Rentals, Inc.	564	424,918
UnitedHealth Group, Inc.	7,744	2,415,896
Universal Health Services, Inc., Class B	510	92,386
US Bancorp	13,162	595,580
Valero Energy Corp.	2,635	354,197
Ventas, Inc. (REIT)	3,882	245,148
Veralto Corp.	2,110	213,004
VeriSign, Inc.	684	197,539
Verisk Analytics, Inc.	1,177	366,635
Verizon Communications, Inc.	35,912	1,553,912
Vertex Pharmaceuticals, Inc.*	2,176	968,755
Viatris, Inc.	9,449	84,380
VICI Properties, Inc. (REIT), Class A	9,098	296,595
Visa, Inc., Class A	38,455	13,653,448
Vistra Corp.	2,936	569,026
Vulcan Materials Co.	1,140	297,335
W.R. Berkley Corp.	2,490	182,940
W.W. Grainger, Inc.	369	383,849
Walgreens Boots Alliance, Inc.	5,727	65,746
Walmart, Inc.	36,883	3,606,420
Walt Disney Co. (The)	15,347	1,903,181
Warner Bros Discovery, Inc.*	18,637	213,580
Waste Management, Inc.	3,152	721,241
Waters Corp.*	509	177,661
WEC Energy Group, Inc.	2,742	285,716
Wells Fargo & Co.	27,780	2,225,734
Welltower, Inc. (REIT)	5,258	808,312
West Pharmaceutical Services, Inc.	634	138,719
Western Digital Corp.	2,864	183,267

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Westinghouse Air Brake Technologies Corp.	1,475	$308,791
Weyerhaeuser Co. (REIT)	6,064	155,784
Williams Cos., Inc. (The)	10,521	660,824
Williams-Sonoma, Inc.	1,020	166,637
Willis Towers Watson plc	862	264,203
Workday, Inc., Class A*	1,847	443,280
Wynn Resorts Ltd.	758	71,002
Xcel Energy, Inc.	4,956	337,504
Xylem, Inc.	2,097	271,268
Yum! Brands, Inc.	2,409	356,966
Zebra Technologies Corp., Class A*	428	131,978
Zimmer Biomet Holdings, Inc.	1,694	154,510
Zoetis, Inc.	7,973	1,243,389

		653,737,145

Total Common Stocks (80.3%) (Cost $548,705,266)		1,352,861,736

SHORT-TERM INVESTMENTS:
Investment Companies (4.7%)
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	3,009,080	3,009,080
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	74,049,859	74,064,669
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 4.23% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		78,073,749

Total Short-Term Investments (4.7%) (Cost $78,078,207)		78,073,749

Total Investments in Securities (85.0%) (Cost $626,783,473)		1,430,935,485
Other Assets Less Liabilities (15.0%)		253,349,687

Net Assets (100%)		$1,684,285,172

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the market value or fair value, as applicable, of these securities amounted to $23,983,216 or 1.4% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $15,357,209. This was collateralized by $12,108,340 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/15/25 – 2/15/55 and by cash of $4,009,080 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
ARM	— Adjustable Rate Mortgage
AUD	— Australian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
CZK	— Czech Koruna
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israel New Shekel
INR	— India Rupee
JPY	— Japanese Yen
KRW	— Korean Republic Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
BlackRock, Inc.	1,237	1,289,588	85,264	(102,940)	(3,926)	29,936	1,297,922	13,562	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	967	9/2025	USD	60,678,667	(26,336)
FTSE 100 Index	310	9/2025	GBP	37,401,212	(489,099)
S&P 500 E-Mini Index	564	9/2025	USD	176,355,750	5,314,958
SPI 200 Index	106	9/2025	AUD	14,889,360	7,907
TOPIX Index	192	9/2025	JPY	38,072,011	882,559

					5,689,989

Forward Foreign Currency Contracts outstanding as of June 30, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	18,567,488	USD	12,141,522	HSBC Bank plc	9/19/2025	99,081
EUR	5,105,903	USD	5,912,027	HSBC Bank plc	9/19/2025	134,639
GBP	3,380,748	USD	4,598,700	HSBC Bank plc	9/19/2025	44,290
USD	378,446	JPY	53,823,633	HSBC Bank plc	9/19/2025	1,284

Total unrealized appreciation						279,294

USD	10,424,517	EUR	8,943,531	HSBC Bank plc	9/19/2025	(166,861)

Total unrealized depreciation						(166,861)

Net unrealized appreciation						112,433

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 2,510,599, CHF 6,560, CZK 37, DKK 2,084, EUR 65,027,435, GBP 32,560,478, HKD 6,284, ILS 11,956, INR 87,854, JPY 37,514,370, KRW 2, MXN 1, NOK 3,305, NZD 1,045, PLN 106, SEK 2,050, SGD 7,219, TRY 2 and ZAR 9.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$27,128,104	$—	$27,128,104
Austria	—	976,731	—	976,731
Belgium	—	3,275,881	—	3,275,881
Brazil	15,526,538	128,362	—	15,654,900
Canada	3,973,115	—	—	3,973,115
Chile	1,870,776	2,810,407	—	4,681,183
China	10,851,237	55,634,600	—	66,485,837
Czech Republic	—	1,600,331	—	1,600,331
Denmark	—	11,837,821	—	11,837,821

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Finland	$—	$4,182,886	$—	$4,182,886
France	—	52,118,607	—	52,118,607
Germany	—	54,652,895	—	54,652,895
Hong Kong	306,675	7,049,034	—	7,355,709
India	11,870,989	66,703,056	—	78,574,045
Indonesia	—	1,165,080	—	1,165,080
Ireland	2,040,140	1,274,409	—	3,314,549
Israel	3,470,179	2,213,881	—	5,684,060
Italy	—	16,664,314	—	16,664,314
Japan	—	93,902,641	—	93,902,641
Jersey	124,638	—	—	124,638
Luxembourg	—	589,823	—	589,823
Macau	—	297,447	—	297,447
Malaysia	—	3,189,746	—	3,189,746
Mexico	12,667,905	—	—	12,667,905
Netherlands	479,367	23,100,921	—	23,580,288
New Zealand	—	1,109,393	—	1,109,393
Norway	—	2,347,814	—	2,347,814
Poland	—	7,217,292	—	7,217,292
Portugal	—	584,488	—	584,488
Singapore	1,520,390	5,507,445	—	7,027,835
South Africa	—	9,293,747	—	9,293,747
South Korea	—	22,001,396	—	22,001,396
Spain	—	16,332,281	—	16,332,281
Sweden	—	16,197,241	—	16,197,241
Switzerland	420,832	22,823,948	—	23,244,780
Taiwan	—	55,524,520	—	55,524,520
United Kingdom	436,248	44,129,020	—	44,565,268
United States	617,020,763	36,716,382	—	653,737,145
Forward Currency Contracts	—	279,294	—	279,294
Futures	6,205,424	—	—	6,205,424
Short-Term Investments
Investment Companies	78,073,749	—	—	78,073,749

Total Assets	$766,858,965	$670,561,238	$—	$1,437,420,203

Liabilities:
Forward Currency Contracts	$—	$(166,861)	$—	$(166,861)
Futures	(515,435)	—	—	(515,435)

Total Liabilities	$(515,435)	$(166,861)	$—	$(682,296)

Total	$766,343,530	$670,394,377	$—	$1,436,737,907

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	$279,294
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	6,205,424	*

Total		$6,484,718

	Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(166,861)
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	(515,435	)*

Total		$(682,296)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(6,323,121)	$(6,323,121)
Equity contracts	(44,776,125)	—	(44,776,125)

Total	$(44,776,125)	$(6,323,121)	$(51,099,246)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$385,495	$385,495
Equity contracts	12,949,727	—	12,949,727

Total	$12,949,727	$385,495	$13,335,222

^ The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$299,894,000
Average notional value of contracts — short	52,518,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$84,261,000
Average settlement value sold — in USD	93,152,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$279,294	$(166,861)	$—	$112,433

Total	$279,294	$(166,861)	$—	$112,433

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$166,861	$(166,861)	$—	$—

Total	$166,861	$(166,861)	$—	$—

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$98,598,515
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$213,226,380

During the six months ended June 30, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 21%)*	Net Proceeds of Sales and Redemptions (affiliated 3%)*	Net Realized Gain (Loss)
$ 20,598,855	$5,418,284	$ 2,153,389

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$834,751,967
Aggregate gross unrealized depreciation	(29,099,632)

Net unrealized appreciation	$805,652,335

Federal income tax cost of investments in securities and derivative instruments, if applicable	$631,085,572

For the six months ended June 30, 2025, the Portfolio incurred approximately $31 as brokerage commissions with Bernstein Institutional Services LLC, and $193 as brokerage commissions with Invesco Capital Markets, Inc, affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $266,108)	$1,297,922
Unaffiliated Issuers (Cost $626,517,365)	1,429,637,563
Cash	98,419,816
Foreign cash (Cost $139,439,251)	137,741,396
Cash held as collateral at broker for futures	22,238,668
Dividends, interest and other receivables	5,018,969
Due from broker for futures variation margin	1,346,063
Unrealized appreciation on forward foreign currency contracts	279,294
Receivable for Portfolio shares sold	139,532
Securities lending income receivable	8,818
Receivable for securities sold	5
Other assets	38,568

Total assets	1,696,166,614

LIABILITIES
Accrued India taxes	4,817,898
Payable for return of collateral on securities loaned	4,009,080
Payable for Portfolio shares repurchased	1,267,141
Investment management fees payable	903,207
Distribution fees payable – Class IB	247,307
Unrealized depreciation on forward foreign currency contracts	166,861
Administrative fees payable	161,998
Payable for securities purchased	108,392
Trustees’ fees payable	70
Accrued expenses	199,488

Total liabilities	11,881,442

Commitments and contingent liabilities^
NET ASSETS	$1,684,285,172

Net assets were comprised of:
Paid in capital	$919,741,454
Total distributable earnings (loss)	764,543,718

Net assets	$1,684,285,172

Class IB
Net asset value, offering and redemption price per share, $1,230,153,955 / 71,054,070 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.31

Class K
Net asset value, offering and redemption price per share, $454,131,217 / 26,050,773 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.43

(x)	Includes value of securities on loan of $15,357,209.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends ($13,562 of dividend income received from affiliates) (net of $1,397,383 foreign withholding tax)	$16,113,911
Interest	2,715,258
Securities lending (net)	46,972

Total income	18,876,141

EXPENSES
Investment management fees	5,914,008
Distribution fees – Class IB	1,480,644
Administrative fees	1,014,040
Custodian fees	312,165
Professional fees	76,683
Printing and mailing expenses	60,900
Trustees’ fees	27,073
Miscellaneous	70,983

Gross expenses	8,956,496
Less: Waiver from investment manager	(553,440)

Net expenses	8,403,056

NET INVESTMENT INCOME (LOSS)	10,473,085

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($(3,926) realized gain (loss) from affiliates) (net of India tax of $508,151 on realized gain on investments)	68,099,016
Futures contracts	(44,776,125)
Forward foreign currency contracts	(6,323,121)
Foreign currency transactions	(1,263,566)

Net realized gain (loss)	15,736,204

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $585,829 on unrealized appreciation on investments) ($29,936 of change in unrealized appreciation (depreciation) from affiliates)	68,956,172
Futures contracts	12,949,727
Forward foreign currency contracts	385,495
Foreign currency translations	15,604,469

Net change in unrealized appreciation (depreciation)	97,895,863

NET REALIZED AND UNREALIZED GAIN (LOSS)	113,632,067

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$124,105,152

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,473,085	$19,701,834
Net realized gain (loss)	15,736,204	194,777,630
Net change in unrealized appreciation (depreciation)	97,895,863	(6,347,301)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	124,105,152	208,132,163

Distributions to shareholders:
Class IB	—	(145,138,839)
Class K	—	(55,446,348)

Total distributions to shareholders	—	(200,585,187)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 16,862 shares, respectively ]	—	285,386
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (2,293,726) shares, respectively ]	—	(40,894,524)
Capital shares repurchased [ 0 and (131,702) shares, respectively ]	—	(2,254,193)

Total Class IA transactions	—	(42,863,331)

Class IB
Capital shares sold [ 682,376 and 948,280 shares, respectively ]	11,108,316	16,568,580
Capital shares issued in connection with share class combination (Note 1) [ 0 and 2,302,347 shares, respectively ]	—	40,894,524
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,603,565 shares, respectively ]	—	145,138,839
Capital shares repurchased [ (5,267,233) and (9,759,851) shares, respectively ]	(85,754,063)	(169,935,263)

Total Class IB transactions	(74,645,747)	32,666,680

Class K
Capital shares sold [ 41,014 and 275,668 shares, respectively ]	645,271	4,964,598
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,268,340 shares, respectively ]	—	55,446,348
Capital shares repurchased [ (2,246,857) and (4,585,773) shares, respectively ]	(36,986,304)	(80,322,398)

Total Class K transactions	(36,341,033)	(19,911,452)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(110,986,780)	(30,108,103)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,118,372	(22,561,127)
NET ASSETS:
Beginning of period	1,671,166,800	1,693,727,927

End of period	$1,684,285,172	$1,671,166,800

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024	2023	2022	2021		2020
Net asset value, beginning of period	$16.06		$16.07	$13.91	$18.20	$19.22		$17.90

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.18	0.18	0.13	0.08	(aa)	0.10
Net realized and unrealized gain (loss)	1.15		1.91	2.78	(3.97)	2.90		2.38

Total from investment operations	1.25		2.09	2.96	(3.84)	2.98		2.48

Less distributions:
Dividends from net investment income	—		(0.22)	(0.14)	(0.05)	(0.19)		(0.11)
Distributions from net realized gains	—		(1.88)	(0.66)	(0.40)	(3.81)		(1.05)

Total dividends and distributions	—		(2.10)	(0.80)	(0.45)	(4.00)		(1.16)

Net asset value, end of period	$17.31		$16.06	$16.07	$13.91	$18.20		$19.22

Total return (b)	7.78%		12.62%	21.37%	(20.96)%	15.91%		14.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,230,154		$1,214,787	$1,181,788	$1,086,961	$1,488,733		$1,418,328
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10%		1.10%	1.10%	1.10%	1.14	%(g)	1.10%
Before waivers (a)(f)	1.17%		1.17%	1.17%	1.16%	1.18	%(g)	1.16%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.22%		1.06%	1.17%	0.85%	0.38	%(bb)	0.57%
Before waivers (a)(f)	1.15%		0.99%	1.10%	0.79%	0.35	%(bb)	0.51%
Portfolio turnover rate^	7	%(z)	12%	12%	13%	11%		15%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024	2023	2022	2021		2020
Net asset value, beginning of period	$16.15		$16.15	$13.97	$18.28	$19.29		$17.94

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.23	0.22	0.17	0.13	(aa)	0.14
Net realized and unrealized gain (loss)	1.16		1.92	2.80	(3.99)	2.91		2.42

Total from investment operations	1.28		2.15	3.02	(3.82)	3.04		2.56

Less distributions:
Dividends from net investment income	—		(0.27)	(0.18)	(0.09)	(0.24)		(0.16)
Distributions from net realized gains	—		(1.88)	(0.66)	(0.40)	(3.81)		(1.05)

Total dividends and distributions	—		(2.15)	(0.84)	(0.49)	(4.05)		(1.21)

Net asset value, end of period	$17.43		$16.15	$16.15	$13.97	$18.28		$19.29

Total return (b)	7.93%		12.88%	21.70%	(20.78)%	16.17%		14.61%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$454,131		$456,380	$473,091	$479,692	$647,493		$631,107
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%		0.85%	0.85%	0.85%	0.89	%(g)	0.85%
Before waivers (a)(f)	0.92%		0.92%	0.92%	0.91%	0.93	%(g)	0.91%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.47%		1.32%	1.43%	1.10%	0.63	%(bb)	0.83%
Before waivers (a)(f)	1.40%		1.25%	1.36%	1.04%	0.60	%(bb)	0.78%
Portfolio turnover rate^	7	%(z)	12%	12%	13%	11%		15%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.04%
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.06 and $0.11 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.10% lower.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (32.1%)
iShares Core S&P 500 ETF	44,000	$27,319,600
SPDR S&P 500 ETF Trust	266,452	164,627,368
Vanguard S&P 500 ETF	48,100	27,322,243

Total Equity		219,269,211

Fixed Income (30.0%)
Vanguard Intermediate-Term Corporate Bond ETF (x)	2,473,400	205,094,328

Total Exchange Traded Funds (62.1%) (Cost $352,317,832)		424,363,539

SHORT-TERM INVESTMENTS:
Investment Companies (41.7%)
BlackRock Liquidity FedFund, Institutional Shares 4.22% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 day yield) (xx)	10,000,000	10,000,000
Goldman Sachs Financial Square Funds - Government Fund 4.21% (7 day yield)‡	52,385,062	52,385,062
Goldman Sachs Financial Square Funds - Treasury Obligations Fund 4.17% (7 day yield)‡	48,239,783	48,239,783
Goldman Sachs Financial Square Funds - Treasury Solutions Fund 4.13% (7 day yield)‡	50,292,792	50,292,792
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	17,948,339	17,948,339
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	90,505,690	90,523,791
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.23% (7 day yield) (xx)	10,000,000	10,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 4.25% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		285,389,767

Total Short-Term Investments (41.7%) (Cost $285,402,595)		285,389,767

Total Investments in Securities (103.8%) (Cost $637,720,427)		709,753,306
Other Assets Less Liabilities (-3.8%)		(25,840,805)

Net Assets (100%)		$683,912,501

‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $43,254,555. This was collateralized by cash of $43,948,339 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds – Government Fund 4.21% (7 day yield)	52,385,062	47,478,257	8,499,625	(3,592,820)	—	—	52,385,062	1,042,747	—
Goldman Sachs Financial Square Funds – Treasury Obligations Fund 4.17% (7 day yield)	48,239,783	43,410,815	8,421,788	(3,592,820)	—	—	48,239,783	949,577	—
Goldman Sachs Financial Square Funds – Treasury Solutions Fund 4.13% (7 day yield)	50,292,792	45,434,067	8,451,545	(3,592,820)	—	—	50,292,792	999,338	—

Total		136,323,139	25,372,958	(10,778,460)	—	—	150,917,637	2,991,662	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	953	9/2025	EUR	59,800,175	427,510
FTSE 100 Index	338	9/2025	GBP	40,779,386	(306,346)
Russell 2000 E-Mini Index	373	9/2025	USD	40,875,205	1,363,697
S&P 500 E-Mini Index	55	9/2025	USD	17,197,812	606,387
S&P Midcap 400 E-Mini Index	191	9/2025	USD	59,697,050	882,313
TOPIX Index	213	9/2025	JPY	42,236,138	1,055,864

					4,029,425

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$424,363,539	$—	$—	$424,363,539
Futures	4,335,771	—	—	4,335,771
Short-Term Investments
Investment Companies	285,389,767	—	—	285,389,767

Total Assets	$714,089,077	$—	$—	$714,089,077

Liabilities:
Futures	$(306,346)	$—	$—	$(306,346)

Total Liabilities	$(306,346)	$—	$—	$(306,346)

Total	$713,782,731	$—	$—	$713,782,731

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$4,335,771	*

Total		$4,335,771

	Liability Derivatives

Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(306,346	)*

Total		$(306,346)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(15,478,244)	$(15,478,244)

Total	$(15,478,244)	$(15,478,244)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$9,907,034	$9,907,034

Total	$9,907,034	$9,907,034

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$240,898,000
Average notional value of contracts — short	117,048,000

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$102,165,387
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$63,144,521

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84,832,525
Aggregate gross unrealized depreciation	(2,671,082)

Net unrealized appreciation	$82,161,443

Federal income tax cost of investments in securities and derivative instruments, if applicable	$631,621,288

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $150,917,637)	$150,917,637
Unaffiliated Issuers (Cost $486,802,790)	558,835,669
Cash	500,001
Foreign cash (Cost $12,724)	14,195
Due from broker for futures variation margin	18,763,718
Dividends, interest and other receivables	1,416,184
Receivable for Portfolio shares sold	997,890
Securities lending income receivable	12,994
Other assets	7,392

Total assets	731,465,680

LIABILITIES
Payable for return of collateral on securities loaned	43,948,339
Payable for securities purchased	2,985,210
Investment management fees payable	358,717
Distribution fees payable – Class IB	136,870
Administrative fees payable	66,382
Payable for Portfolio shares repurchased	15,214
Accrued expenses	42,447

Total liabilities	47,553,179

Commitments and contingent liabilities^
NET ASSETS	$683,912,501

Net assets were comprised of:
Paid in capital	$620,574,352
Total distributable earnings (loss)	63,338,149

Net assets	$683,912,501

Class IB
Net asset value, offering and redemption price per share, $683,912,501 / 54,580,311 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.53

(x)	Includes value of securities on loan of $43,254,555.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends ($2,991,662 of dividend income received from affiliates)	$9,707,064
Interest	203,807
Securities lending (net)	206,866

Total income	10,117,737

EXPENSES
Investment management fees	2,513,690
Distribution fees – Class IB	785,527
Administrative fees	392,319
Professional fees	39,301
Printing and mailing expenses	26,622
Trustees’ fees	10,153
Custodian fees	7,533
Miscellaneous	12,113

Gross expenses	3,787,258
Less: Waiver from investment manager	(334,777)
Voluntary waiver from investment manager	(136,202)

Net expenses	3,316,279

NET INVESTMENT INCOME (LOSS)	6,801,458

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	367,913
Futures contracts	(15,478,244)
Foreign currency transactions	(246,300)

Net realized gain (loss)	(15,356,631)

Change in unrealized appreciation (depreciation) on:
Investments in securities	17,768,730
Futures contracts	9,907,034
Foreign currency translations	221,775

Net change in unrealized appreciation (depreciation)	27,897,539

NET REALIZED AND UNREALIZED GAIN (LOSS)	12,540,908

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,342,366

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,801,458	$13,409,748
Net realized gain (loss)	(15,356,631)	21,628,566
Net change in unrealized appreciation (depreciation)	27,897,539	20,267,113

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,342,366	55,305,427

Distributions to shareholders:
Class IB	—	(28,529,410)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 6,561,187 and 13,220,338 shares, respectively ]	79,887,798	161,649,451
Capital shares issued in reinvestment of dividends [ 0 and 2,286,598 shares, respectively ]	—	28,529,410
Capital shares repurchased [ (950,560) and (2,045,605) shares, respectively ]	(11,559,324)	(24,998,145)

Total Class IB transactions	68,328,474	165,180,716

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	68,328,474	165,180,716

TOTAL INCREASE (DECREASE) IN NET ASSETS	87,670,840	191,956,733
NET ASSETS:
Beginning of period	596,241,661	404,284,928

End of period	$683,912,501	$596,241,661

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022		2021		2020
Net asset value, beginning of period	$12.18		$11.39		$9.88		$11.82		$11.41		$11.30

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13		0.33		0.27		0.10		—	#	0.05
Net realized and unrealized gain (loss)	0.22		1.09		1.47		(1.92)		1.52		0.25

Total from investment operations	0.35		1.42		1.74		(1.82)		1.52		0.30

Less distributions:
Dividends from net investment income	—		(0.29)		(0.23)		(0.08)		(0.02)		(0.07)
Distributions from net realized gains	—		(0.34)		—		(0.04)		(1.09)		(0.12)

Total dividends and distributions	—		(0.63)		(0.23)		(0.12)		(1.11)		(0.19)

Net asset value, end of period	$12.53		$12.18		$11.39		$9.88		$11.82		$11.41

Total return (b)	2.87%		12.30%		17.62%		(15.46)%		13.58%		2.79%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$683,913		$596,242		$404,285		$248,619		$224,275		$139,815
Ratio of expenses to average net assets:
After waivers (a)(f)	1.06	%(i)(j)	1.05	%(i)(j)	1.06	%(j)	1.11	%(k)	1.13	%(g)(o)	1.10	%(o)
Before waivers (a)(f)	1.21%		1.21%		1.22%		1.23%		1.23	%(g)	1.26%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	2.16%		2.65%		2.53%		0.95%		0.02%		0.45%
Before waivers (a)(f)(x)	2.01%		2.50%		2.37%		0.83%		(0.08)%		0.29%
Portfolio turnover rate^	16	%(z)	9%		6%		23%		13%		41%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.01%.
(i)	Includes voluntary waiver from investment manager of 0.04% for the six months ended June 30, 2025 and for the year ended December 31, 2024.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.0%)
Entertainment (1.2%)
TKO Group Holdings, Inc., Class A	10,393	$1,891,006

Media (0.8%)
Omnicom Group, Inc.	16,776	1,206,866

Total Communication Services		3,097,872

Consumer Discretionary (7.3%)
Automobile Components (0.6%)
Aptiv plc*	15,082	1,028,894

Hotels, Restaurants & Leisure (1.4%)
Boyd Gaming Corp.	11,232	878,679
Royal Caribbean Cruises Ltd.	4,620	1,446,707

		2,325,386

Household Durables (2.3%)
DR Horton, Inc.	23,495	3,028,976
Lennar Corp., Class A	5,266	582,472

		3,611,448

Specialty Retail (3.0%)
AutoZone, Inc.*	266	987,453
Burlington Stores, Inc.*	5,108	1,188,325
Floor & Decor Holdings, Inc., Class A*	7,710	585,652
Ross Stores, Inc.	8,705	1,110,584
Wayfair, Inc., Class A*	17,031	870,965

		4,742,979

Total Consumer Discretionary		11,708,707

Consumer Staples (7.0%)
Beverages (2.5%)
Coca-Cola Europacific Partners plc	37,189	3,448,164
Molson Coors Beverage Co., Class B	11,794	567,173

		4,015,337

Consumer Staples Distribution & Retail (3.2%)
BJ’s Wholesale Club Holdings, Inc.*	29,507	3,181,740
Performance Food Group Co.*	20,953	1,832,759

		5,014,499

Food Products (0.4%)
Lamb Weston Holdings, Inc.	12,670	656,939

Personal Care Products (0.9%)
Kenvue, Inc.	68,132	1,426,003

Total Consumer Staples		11,112,778

Energy (8.6%)
Oil, Gas & Consumable Fuels (8.6%)
BKV Corp.*	33,936	818,536
Cheniere Energy, Inc.	7,444	1,812,763
Devon Energy Corp.	25,287	804,379
Diamondback Energy, Inc.	8,912	1,224,509
DT Midstream, Inc.	14,525	1,596,443
Expand Energy Corp.	17,327	2,026,219
Kinetik Holdings, Inc., Class A	16,916	745,150
Ovintiv, Inc.	13,613	517,975
Permian Resources Corp.	122,266	1,665,263
Phillips 66	21,053	2,511,623

Total Energy		13,722,860

Financials (18.3%)
Banks (7.0%)
Citizens Financial Group, Inc.	55,409	2,479,553
Fifth Third Bancorp	46,222	1,901,111
First Horizon Corp.	56,521	1,198,245
Huntington Bancshares, Inc.	97,558	1,635,072
M&T Bank Corp.	12,209	2,368,424
Wintrust Financial Corp.	13,280	1,646,454

		11,228,859

Capital Markets (2.5%)
Nasdaq, Inc.	16,490	1,474,536
Raymond James Financial, Inc.	16,786	2,574,469

		4,049,005

Financial Services (3.3%)
Corebridge Financial, Inc.	35,372	1,255,706
Fidelity National Information Services, Inc.	37,651	3,065,168
Global Payments, Inc.	11,490	919,659

		5,240,533

Insurance (5.5%)
Allstate Corp. (The)	9,399	1,892,113
American Financial Group, Inc.	8,846	1,116,454
Arch Capital Group Ltd.	13,911	1,266,596
Globe Life, Inc.	9,795	1,217,421
Prudential Financial, Inc.	15,329	1,646,948
Unum Group	19,811	1,599,936

		8,739,468

Total Financials		29,257,865

Health Care (4.9%)
Health Care Equipment & Supplies (0.9%)
Cooper Cos., Inc. (The)*	20,075	1,428,537

Health Care Providers & Services (1.6%)
Cencora, Inc.	5,239	1,570,914
Humana, Inc.	4,342	1,061,532

		2,632,446

Life Sciences Tools & Services (2.0%)
Agilent Technologies, Inc.	5,853	690,712
Mettler-Toledo International, Inc.*	1,136	1,334,482
West Pharmaceutical Services, Inc.	5,257	1,150,232

		3,175,426

Pharmaceuticals (0.4%)
Organon & Co.	20,516	198,595
Royalty Pharma plc, Class A	12,529	451,420

		650,015

Total Health Care		7,886,424

Industrials (16.7%)
Aerospace & Defense (2.3%)
L3Harris Technologies, Inc.	9,610	2,410,573
Woodward, Inc.	5,069	1,242,361

		3,652,934

Commercial Services & Supplies (0.6%)
Waste Connections, Inc.	5,205	971,878

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (5.3%)
AMETEK, Inc.	21,152	$3,827,666
Rockwell Automation, Inc.	11,391	3,783,748
Vertiv Holdings Co., Class A	6,246	802,049

		8,413,463

Ground Transportation (0.6%)
Saia, Inc.*	3,656	1,001,707

Machinery (2.9%)
IDEX Corp.	5,245	920,865
Ingersoll Rand, Inc.	20,786	1,728,979
ITT, Inc.	6,576	1,031,314
Stanley Black & Decker, Inc.	13,136	889,964

		4,571,122

Passenger Airlines (1.3%)
United Airlines Holdings, Inc.*	26,815	2,135,279

Professional Services (0.7%)
Booz Allen Hamilton Holding Corp.	11,472	1,194,579

Trading Companies & Distributors (3.0%)
Fastenal Co.	53,842	2,261,364
United Rentals, Inc.	3,291	2,479,439

		4,740,803

Total Industrials		26,681,765

Information Technology (9.2%)
Communications Equipment (1.0%)
Juniper Networks, Inc.	42,425	1,694,030

Semiconductors & Semiconductor Equipment (3.2%)
Marvell Technology, Inc.	24,486	1,895,217
Microchip Technology, Inc.	33,879	2,384,065
MKS, Inc.	7,975	792,396

		5,071,678

Software (3.1%)
Dynatrace, Inc.*	45,896	2,533,918
Monday.com Ltd.*	7,616	2,395,080

		4,928,998

Technology Hardware, Storage & Peripherals (1.9%)
Hewlett Packard Enterprise Co.	70,568	1,443,116
Sandisk Corp.*	1,687	76,505
Western Digital Corp.	23,282	1,489,815

		3,009,436

Total Information Technology		14,704,142

Materials (6.9%)
Chemicals (2.7%)
Chemours Co. (The)(x)	52,097	596,511
LyondellBasell Industries NV, Class A(x)	12,241	708,264
RPM International, Inc.	16,485	1,810,712
Westlake Corp.	15,893	1,206,756

		4,322,243

Construction Materials (1.8%)
Martin Marietta Materials, Inc.	5,300	2,909,488

Containers & Packaging (1.2%)
International Paper Co.	39,288	1,839,857

Metals & Mining (1.2%)
Steel Dynamics, Inc.	14,884	1,905,301

Total Materials		10,976,889

Real Estate (8.3%)
Health Care REITs (0.5%)
Ventas, Inc. (REIT)	13,845	874,312

Industrial REITs (0.6%)
Americold Realty Trust, Inc. (REIT)	56,624	941,657

Residential REITs (3.4%)
American Homes 4 Rent (REIT), Class A	30,227	1,090,288
AvalonBay Communities, Inc. (REIT)	10,265	2,088,928
Camden Property Trust (REIT)	9,780	1,102,108
Equity LifeStyle Properties, Inc. (REIT)	18,272	1,126,834

		5,408,158

Specialized REITs (3.8%)
Digital Realty Trust, Inc. (REIT)	11,563	2,015,778
Extra Space Storage, Inc. (REIT)	11,935	1,759,696
VICI Properties, Inc. (REIT), Class A	70,213	2,288,944

		6,064,418

Total Real Estate		13,288,545

Utilities (9.4%)
Electric Utilities (3.8%)
Entergy Corp.	17,431	1,448,864
Exelon Corp.	19,705	855,591
NRG Energy, Inc.	4,576	734,814
PG&E Corp.	72,618	1,012,295
PPL Corp.	59,865	2,028,825

		6,080,389

Gas Utilities (0.4%)
UGI Corp.	17,359	632,215

Independent Power and Renewable Electricity Producers (1.0%)
Ormat Technologies, Inc.	18,746	1,570,165

Multi-Utilities (4.2%)
CMS Energy Corp.	27,765	1,923,559
NiSource, Inc.	62,202	2,509,229
Public Service Enterprise Group, Inc.	26,867	2,261,664

		6,694,452

Total Utilities		14,977,221

Total Common Stocks (98.6%) (Cost $137,087,607)		157,415,068

SHORT-TERM INVESTMENTS:
Investment Companies (0.0%)†
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	56,268	56,268

Total Short-Term Investments (0.0%)† (Cost $56,268)		56,268

Total Investments in Securities (98.6%) (Cost $137,143,875)		157,471,336
Other Assets Less Liabilities (1.4%)		2,167,887

Net Assets (100%)		$159,639,223

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

*	Non-income producing.
†	Percent shown is less than 0.05%.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $852,077. This was collateralized by $833,756 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.875%, maturing 11/30/25 – 5/15/54 and by cash of $56,268 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$3,097,872	$—	$—	$3,097,872
Consumer Discretionary	11,708,707	—	—	11,708,707
Consumer Staples	11,112,778	—	—	11,112,778
Energy	13,722,860	—	—	13,722,860
Financials	29,257,865	—	—	29,257,865
Health Care	7,886,424	—	—	7,886,424
Industrials	26,681,765	—	—	26,681,765
Information Technology	14,704,142	—	—	14,704,142
Materials	10,976,889	—	—	10,976,889
Real Estate	13,288,545	—	—	13,288,545
Utilities	14,977,221	—	—	14,977,221
Short-Term Investments
Investment Companies	56,268	—	—	56,268

Total Assets	$157,471,336	$—	$—	$157,471,336

Total Liabilities	$—	$—	$—	$—

Total	$157,471,336	$—	$—	$157,471,336

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$75,079,498
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$74,561,176

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,810,603
Aggregate gross unrealized depreciation	(6,628,318)

Net unrealized appreciation	$20,182,285

Federal income tax cost of investments in securities and derivative instruments, if applicable	$137,289,051

For the six months ended June 30, 2025, the Portfolio incurred approximately $429 as brokerage commissions with BTIG LLC, and $443 as brokerage commissions with Liquidnet Inc., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $137,143,875)	$157,471,336
Cash	2,167,424
Dividends, interest and other receivables	220,525
Receivable for Portfolio shares sold	82,409
Securities lending income receivable	241
Other assets	1,972

Total assets	159,943,907

LIABILITIES
Investment management fees payable	87,420
Payable for Portfolio shares repurchased	78,446
Payable for return of collateral on securities loaned	56,268
Distribution fees payable – Class IB	32,141
Administrative fees payable	11,563
Accrued expenses	38,846

Total liabilities	304,684

Commitments and contingent liabilities^
NET ASSETS	$159,639,223

Net assets were comprised of:
Paid in capital	$128,971,839
Total distributable earnings (loss)	30,667,384

Net assets	$159,639,223

Class IB
Net asset value, offering and redemption price per share, $159,639,223 / 7,191,592 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.20

(x)	Includes value of securities on loan of $852,077.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,089 foreign withholding tax)	$1,483,037
Interest	45,116
Securities lending (net)	1,351

Total income	1,529,504

EXPENSES
Investment management fees	588,272
Distribution fees – Class IB	190,997
Administrative fees	69,347
Professional fees	30,377
Printing and mailing expenses	10,360
Custodian fees	9,417
Trustees’ fees	2,568
Miscellaneous	1,991

Gross expenses	903,329
Less: Waiver from investment manager	(70,666)

Net expenses	832,663

NET INVESTMENT INCOME (LOSS)	696,841

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	7,317,101

Net change in unrealized appreciation (depreciation) on investments in securities	(4,842,780)

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,474,321

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,171,162

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$696,841	$1,148,479
Net realized gain (loss)	7,317,101	10,519,007
Net change in unrealized appreciation (depreciation)	(4,842,780)	5,827,157

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,171,162	17,494,643

Distributions to shareholders:
Class IB	—	(8,457,389)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 567,105 and 1,019,032 shares, respectively ]	11,988,179	21,979,428
Capital shares issued in reinvestment of dividends and distributions [ 0 and 374,227 shares, respectively ]	—	8,457,389
Capital shares repurchased [ (609,791) and (1,174,392) shares, respectively ]	(12,885,138)	(25,903,201)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(896,959)	4,533,616

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,274,203	13,570,870
NET ASSETS:
Beginning of period	157,365,020	143,794,150

End of period	$159,639,223	$157,365,020

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022		2021		2020
Net asset value, beginning of period	$21.75		$20.50		$19.26		$24.23		$20.69		$19.31

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.16		0.15		0.12		0.05	(1)	0.09
Net realized and unrealized gain (loss)	0.35		2.33		2.01		(2.67)		6.18		1.52

Total from investment operations	0.45		2.49		2.16		(2.55)		6.23		1.61

Less distributions:
Dividends from net investment income	—		(0.18)		(0.15)		(0.13)		(0.06)		(0.09)
Distributions from net realized gains	—		(1.06)		(0.77)		(2.29)		(2.63)		(0.12)
Return of capital	—		—		—		—		—		(0.02)

Total dividends and distributions	—		(1.24)		(0.92)		(2.42)		(2.69)		(0.23)

Net asset value, end of period	$22.20		$21.75		$20.50		$19.26		$24.23		$20.69

Total return (b)	2.07%		11.89%		11.22%		(10.60)%		30.49%		8.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$159,639		$157,365		$143,794		$133,167		$152,024		$110,727
Ratio of expenses to average net assets:
After waivers (a)(f)	1.09	%(j)	1.09	%(j)	1.09	%(j)	1.09	%(j)	1.09	%(j)	1.09	%(j)
Before waivers (a)(f)	1.18%		1.19%		1.20%		1.18%		1.19%		1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.91%		0.74%		0.77%		0.57%		0.22	%(aa)	0.49%
Before waivers (a)(f)	0.82%		0.64%		0.66%		0.48%		0.13	%(aa)	0.36%
Portfolio turnover rate^	49	%(z)	64%		62%		72%		65%		97%
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $0.03 for Class IB.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratio for Class IB would have been 0.09% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.9%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	32,421	$938,263
Verizon Communications, Inc.	18,996	821,957

		1,760,220

Entertainment (0.5%)
Electronic Arts, Inc.	1,028	164,172
Live Nation Entertainment, Inc.*	710	107,409
Netflix, Inc.*	1,917	2,567,112
Take-Two Interactive Software, Inc.*	763	185,294
TKO Group Holdings, Inc., Class A	302	54,949
Walt Disney Co. (The)	8,100	1,004,481
Warner Bros Discovery, Inc.*	10,144	116,250

		4,199,667

Interactive Media & Services (2.0%)
Alphabet, Inc., Class A	26,223	4,621,279
Alphabet, Inc., Class C	21,153	3,752,331
Match Group, Inc.	1,105	34,133
Meta Platforms, Inc., Class A	9,783	7,220,735

		15,628,478

Media (0.1%)
Charter Communications, Inc., Class A*	430	175,788
Comcast Corp., Class A	16,780	598,878
Fox Corp., Class A	964	54,023
Fox Corp., Class B	594	30,668
Interpublic Group of Cos., Inc. (The)	1,666	40,784
News Corp., Class A	1,700	50,524
News Corp., Class B	502	17,224
Omnicom Group, Inc.	879	63,235
Paramount Global, Class B	2,711	34,972

		1,066,096

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	2,149	512,021

Total Communication Services		23,166,482

Consumer Discretionary (3.1%)
Automobile Components (0.0%)†
Aptiv plc*	981	66,924

Automobiles (0.6%)
Ford Motor Co.	17,598	190,938
General Motors Co.	4,332	213,178
Tesla, Inc.*	12,626	4,010,775

		4,414,891

Broadline Retail (1.2%)
Amazon.com, Inc.*	42,572	9,339,871
eBay, Inc.	2,077	154,654

		9,494,525

Distributors (0.0%)†
Genuine Parts Co.	625	75,819
LKQ Corp. (x)	1,163	43,042
Pool Corp.	169	49,260

		168,121

Hotels, Restaurants & Leisure (0.6%)
Airbnb, Inc., Class A*	1,945	257,401
Booking Holdings, Inc.	147	851,018
Caesars Entertainment, Inc.*	937	26,601
Carnival Corp.*	4,731	133,036
Chipotle Mexican Grill, Inc.*	6,071	340,887
Darden Restaurants, Inc.	527	114,870
Domino’s Pizza, Inc.	154	69,392
DoorDash, Inc., Class A*	1,545	380,858
Expedia Group, Inc.	548	92,437
Hilton Worldwide Holdings, Inc.	1,071	285,250
Las Vegas Sands Corp.	1,528	66,483
Marriott International, Inc., Class A	1,024	279,767
McDonald’s Corp.	3,222	941,372
MGM Resorts International*	932	32,051
Norwegian Cruise Line Holdings Ltd.*	2,013	40,824
Royal Caribbean Cruises Ltd.	1,126	352,596
Starbucks Corp.	5,120	469,146
Wynn Resorts Ltd.	397	37,187
Yum! Brands, Inc.	1,252	185,521

		4,956,697

Household Durables (0.1%)
DR Horton, Inc.	1,246	160,634
Garmin Ltd.	694	144,852
Lennar Corp., Class A	1,046	115,698
Mohawk Industries, Inc.*	234	24,533
NVR, Inc.*	13	96,014
PulteGroup, Inc.	903	95,230

		636,961

Leisure Products (0.0%)†
Hasbro, Inc.	593	43,775

Specialty Retail (0.5%)
AutoZone, Inc.*	75	278,417
Best Buy Co., Inc.	868	58,269
CarMax, Inc.*	686	46,106
Home Depot, Inc. (The)	4,478	1,641,814
Lowe’s Cos., Inc.	2,522	559,556
O’Reilly Automotive, Inc.*	3,852	347,181
Ross Stores, Inc.	1,482	189,074
TJX Cos., Inc. (The)	5,031	621,278
Tractor Supply Co.	2,389	126,068
Ulta Beauty, Inc.*	203	94,967
Williams-Sonoma, Inc.	554	90,507

		4,053,237

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	684	70,500
Lululemon Athletica, Inc.*	498	118,315
NIKE, Inc., Class B	5,308	377,080
Ralph Lauren Corp.	180	49,371
Tapestry, Inc.	936	82,190

		697,456

Total Consumer Discretionary		24,532,587

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (1.7%)
Beverages (0.4%)
Brown-Forman Corp., Class B	821	$22,093
Coca-Cola Co. (The)	17,453	1,234,800
Constellation Brands, Inc., Class A	690	112,249
Keurig Dr Pepper, Inc.	6,120	202,327
Molson Coors Beverage Co., Class B	772	37,126
Monster Beverage Corp.*	3,164	198,193
PepsiCo, Inc.	6,178	815,743

		2,622,531

Consumer Staples Distribution & Retail (0.6%)
Costco Wholesale Corp.	1,999	1,978,890
Dollar General Corp.	991	113,351
Dollar Tree, Inc.*	890	88,146
Kroger Co. (The)	2,760	197,975
Sysco Corp.	2,184	165,416
Target Corp.	2,047	201,936
Walgreens Boots Alliance, Inc.	3,234	37,126
Walmart, Inc.	19,467	1,903,483

		4,686,323

Food Products (0.2%)
Archer-Daniels-Midland Co.	2,165	114,269
Bunge Global SA	606	48,650
Campbell’s Co. (The)	887	27,186
Conagra Brands, Inc.	2,151	44,031
General Mills, Inc.	2,467	127,815
Hershey Co. (The)	667	110,689
Hormel Foods Corp.	1,313	39,718
J M Smucker Co. (The)	479	47,038
Kellanova	1,211	96,311
Kraft Heinz Co. (The)	3,893	100,517
Lamb Weston Holdings, Inc.	636	32,976
McCormick & Co., Inc. (Non-Voting)	1,139	86,359
Mondelez International, Inc., Class A	5,834	393,445
Tyson Foods, Inc., Class A	1,290	72,163

		1,341,167

Household Products (0.3%)
Church & Dwight Co., Inc.	1,110	106,682
Clorox Co. (The)	555	66,639
Colgate-Palmolive Co.	3,652	331,967
Kimberly-Clark Corp.	1,495	192,735
Procter & Gamble Co. (The)	10,564	1,683,057

		2,381,080

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	1,055	85,244
Kenvue, Inc.	8,651	181,066

		266,310

Tobacco (0.2%)
Altria Group, Inc.	7,590	445,002
Philip Morris International, Inc.	7,013	1,277,277

		1,722,279

Total Consumer Staples		13,019,690

Energy (0.9%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	4,464	171,150
Halliburton Co.	3,874	78,952
Schlumberger NV	6,128	207,126

		457,228

Oil, Gas & Consumable Fuels (0.8%)
APA Corp. (x)	1,626	29,740
Chevron Corp.	7,318	1,047,864
ConocoPhillips	5,688	510,441
Coterra Energy, Inc.	3,439	87,282
Devon Energy Corp.	2,893	92,026
Diamondback Energy, Inc.	843	115,828
EOG Resources, Inc.	2,459	294,121
EQT Corp.	2,697	157,289
Expand Energy Corp.	976	114,133
Exxon Mobil Corp.	19,420	2,093,476
Hess Corp.	1,249	173,037
Kinder Morgan, Inc.	8,710	256,074
Marathon Petroleum Corp.	1,384	229,896
Occidental Petroleum Corp.	3,193	134,138
ONEOK, Inc.	2,814	229,707
Phillips 66	1,836	219,035
Targa Resources Corp.	977	170,076
Texas Pacific Land Corp.	85	89,793
Valero Energy Corp.	1,411	189,667
Williams Cos., Inc. (The)	5,501	345,518

		6,579,141

Total Energy		7,036,369

Financials (4.1%)
Banks (1.1%)
Bank of America Corp.	29,525	1,397,123
Citigroup, Inc.	8,415	716,285
Citizens Financial Group, Inc.	1,954	87,442
Fifth Third Bancorp	3,008	123,719
Huntington Bancshares, Inc.	6,564	110,013
JPMorgan Chase & Co.	12,522	3,630,253
KeyCorp	4,444	77,414
M&T Bank Corp.	723	140,255
PNC Financial Services Group, Inc. (The)	1,782	332,200
Regions Financial Corp.	4,050	95,256
Truist Financial Corp.	5,900	253,641
US Bancorp	7,020	317,655
Wells Fargo & Co.	14,662	1,174,719

		8,455,975

Capital Markets (0.9%)
Ameriprise Financial, Inc.	429	228,970
Bank of New York Mellon Corp. (The)	3,224	293,739
BlackRock, Inc.	656	688,308
Blackstone, Inc.	3,288	491,819
Cboe Global Markets, Inc.	472	110,075
Charles Schwab Corp. (The)	7,696	702,183
CME Group, Inc.	1,624	447,607
Coinbase Global, Inc., Class A*	953	334,017
FactSet Research Systems, Inc.	171	76,485
Franklin Resources, Inc. (x)	1,397	33,318

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Intercontinental Exchange, Inc.	2,585	$474,270
Invesco Ltd.	2,017	31,808
KKR & Co., Inc.	3,050	405,742
MarketAxess Holdings, Inc.	169	37,744
Moody’s Corp.	697	349,608
Morgan Stanley	5,566	784,027
MSCI, Inc.	349	201,282
Nasdaq, Inc.	1,863	166,589
Northern Trust Corp.	877	111,195
Raymond James Financial, Inc.	818	125,457
S&P Global, Inc.	1,414	745,588
State Street Corp.	1,285	136,647
T. Rowe Price Group, Inc.	993	95,825

		7,072,303

Consumer Finance (0.2%)
American Express Co.	2,494	795,536
Capital One Financial Corp.	2,882	613,174
Synchrony Financial	1,715	114,459

		1,523,169

Financial Services (1.3%)
Apollo Global Management, Inc.	2,034	288,564
Berkshire Hathaway, Inc., Class B*	8,262	4,013,432
Corpay, Inc.*	318	105,519
Fidelity National Information Services, Inc.	2,367	192,697
Fiserv, Inc.*	2,498	430,680
Global Payments, Inc.	1,099	87,964
Jack Henry & Associates, Inc.	328	59,096
Mastercard, Inc., Class A	3,655	2,053,891
PayPal Holdings, Inc.*	4,382	325,670
Visa, Inc., Class A	7,709	2,737,080

		10,294,593

Insurance (0.6%)
Aflac, Inc.	2,192	231,168
Allstate Corp. (The)	1,193	240,163
American International Group, Inc.	2,597	222,277
Aon plc, Class A	973	347,128
Arch Capital Group Ltd.	1,682	153,146
Arthur J Gallagher & Co.	1,154	369,418
Assurant, Inc.	228	45,028
Brown & Brown, Inc.	1,263	140,029
Chubb Ltd.	1,679	486,440
Cincinnati Financial Corp.	704	104,840
Erie Indemnity Co., Class A	112	38,840
Everest Group Ltd.	192	65,251
Globe Life, Inc.	372	46,236
Hartford Insurance Group, Inc. (The)	1,280	162,394
Loews Corp.	784	71,861
Marsh & McLennan Cos., Inc.	2,220	485,381
MetLife, Inc.	2,541	204,347
Principal Financial Group, Inc.	929	73,790
Progressive Corp. (The)	2,641	704,777
Prudential Financial, Inc.	1,595	171,367
Travelers Cos., Inc. (The)	1,021	273,158
W.R. Berkley Corp.	1,350	99,185
Willis Towers Watson plc	447	137,006

		4,873,230

Total Financials		32,219,270

Health Care (2.8%)
Biotechnology (0.5%)
AbbVie, Inc.	7,959	1,477,350
Amgen, Inc.	2,423	676,526
Biogen, Inc.*	660	82,889
Gilead Sciences, Inc.	5,605	621,426
Incyte Corp.*	724	49,304
Moderna, Inc.*	1,533	42,296
Regeneron Pharmaceuticals, Inc.	468	245,700
Vertex Pharmaceuticals, Inc.*	1,157	515,096

		3,710,587

Health Care Equipment & Supplies (0.7%)
Abbott Laboratories	7,839	1,066,182
Align Technology, Inc.*	307	58,124
Baxter International, Inc.	2,312	70,007
Becton Dickinson & Co.	1,291	222,375
Boston Scientific Corp.*	6,666	715,995
Cooper Cos., Inc. (The)*	901	64,115
Dexcom, Inc.*	1,767	154,242
Edwards Lifesciences Corp.*	2,643	206,709
GE HealthCare Technologies, Inc.	2,063	152,806
Hologic, Inc.*	1,004	65,421
IDEXX Laboratories, Inc.*	362	194,155
Insulet Corp.*	317	99,595
Intuitive Surgical, Inc.*	1,615	877,607
Medtronic plc	5,779	503,756
ResMed, Inc.	661	170,538
Solventum Corp.*	624	47,324
STERIS plc	443	106,418
Stryker Corp.	1,550	613,227
Zimmer Biomet Holdings, Inc.	891	81,268

		5,469,864

Health Care Providers & Services (0.5%)
Cardinal Health, Inc.	1,075	180,600
Cencora, Inc.	777	232,984
Centene Corp.*	2,242	121,696
Cigna Group (The)	1,204	398,018
CVS Health Corp.	5,700	393,186
DaVita, Inc.*	187	26,638
Elevance Health, Inc.	1,018	395,961
HCA Healthcare, Inc.	780	298,818
Henry Schein, Inc.*	548	40,031
Humana, Inc.	544	132,997
Labcorp Holdings, Inc.	377	98,966
McKesson Corp.	564	413,288
Molina Healthcare, Inc.*	244	72,688
Quest Diagnostics, Inc.	503	90,354
UnitedHealth Group, Inc.	4,087	1,275,021
Universal Health Services, Inc., Class B	258	46,737

		4,217,983

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	1,285	151,643
Bio-Techne Corp.	706	36,324
Charles River Laboratories International, Inc.*	221	33,532
Danaher Corp.	2,870	566,940
IQVIA Holdings, Inc.*	741	116,774
Mettler-Toledo International, Inc.*	94	110,424

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Revvity, Inc.	531	$51,358
Thermo Fisher Scientific, Inc.	1,701	689,687
Waters Corp.*	268	93,543
West Pharmaceutical Services, Inc.	324	70,891

		1,921,116

Pharmaceuticals (0.9%)
Bristol-Myers Squibb Co.	9,169	424,433
Eli Lilly & Co.	3,544	2,762,654
Johnson & Johnson	10,841	1,655,963
Merck & Co., Inc.	11,314	895,616
Pfizer, Inc.	25,617	620,956
Viatris, Inc.	5,288	47,222
Zoetis, Inc.	2,006	312,836

		6,719,680

Total Health Care		22,039,230

Industrials (2.6%)
Aerospace & Defense (0.6%)
Axon Enterprise, Inc.*	333	275,704
Boeing Co. (The)*	3,397	711,773
GE Aerospace	4,805	1,236,759
General Dynamics Corp.	1,135	331,034
Howmet Aerospace, Inc.	1,819	338,571
Huntington Ingalls Industries, Inc.	177	42,738
L3Harris Technologies, Inc.	842	211,207
Lockheed Martin Corp.	940	435,352
Northrop Grumman Corp.	610	304,988
RTX Corp.	6,019	878,894
Textron, Inc.	813	65,276
TransDigm Group, Inc.	253	384,722

		5,217,018

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	535	51,333
Expeditors International of Washington, Inc.	617	70,492
FedEx Corp.	993	225,719
United Parcel Service, Inc., Class B	3,306	333,708

		681,252

Building Products (0.2%)
A.O. Smith Corp.	524	34,359
Allegion plc	388	55,918
Builders FirstSource, Inc.*	498	58,112
Carrier Global Corp.	3,592	262,898
Johnson Controls International plc	2,965	313,163
Lennox International, Inc.	144	82,547
Masco Corp.	950	61,142
Trane Technologies plc	1,005	439,597

		1,307,736

Commercial Services & Supplies (0.2%)
Cintas Corp.	1,546	344,557
Copart, Inc.*	3,961	194,367
Republic Services, Inc.	915	225,648
Rollins, Inc.	1,267	71,484
Veralto Corp.	1,117	112,761
Waste Management, Inc.	1,650	377,553

		1,326,370

Construction & Engineering (0.0%)†
Quanta Services, Inc.	668	252,557

Electrical Equipment (0.3%)
AMETEK, Inc.	1,040	188,199
Eaton Corp. plc	1,763	629,373
Emerson Electric Co.	2,534	337,858
GE Vernova, Inc.	1,230	650,855
Generac Holdings, Inc.*	266	38,094
Hubbell, Inc., Class B	240	98,018
Rockwell Automation, Inc.	508	168,742

		2,111,139

Ground Transportation (0.3%)
CSX Corp.	8,464	276,180
JB Hunt Transport Services, Inc.	353	50,691
Norfolk Southern Corp.	1,016	260,066
Old Dominion Freight Line, Inc.	838	136,007
Uber Technologies, Inc.*	9,422	879,073
Union Pacific Corp.	2,692	619,375

		2,221,392

Industrial Conglomerates (0.1%)
3M Co.	2,425	369,182
Honeywell International, Inc.	2,896	674,420

		1,043,602

Machinery (0.5%)
Caterpillar, Inc.	2,119	822,617
Cummins, Inc.	621	203,378
Deere & Co.	1,137	578,153
Dover Corp.	618	113,236
Fortive Corp.	1,564	81,531
IDEX Corp.	340	59,694
Illinois Tool Works, Inc.	1,201	296,947
Ingersoll Rand, Inc.	1,818	151,221
Nordson Corp.	244	52,306
Otis Worldwide Corp.	1,778	176,058
PACCAR, Inc.	2,365	224,817
Parker-Hannifin Corp.	576	402,319
Pentair plc	741	76,071
Snap-on, Inc.	236	73,438
Stanley Black & Decker, Inc.	697	47,222
Westinghouse Air Brake Technologies Corp.	771	161,409
Xylem, Inc.	1,096	141,779

		3,662,196

Passenger Airlines (0.0%)†
Delta Air Lines, Inc.	2,942	144,688
Southwest Airlines Co.	2,568	83,306
United Airlines Holdings, Inc.*	1,472	117,215

		345,209

Professional Services (0.2%)
Automatic Data Processing, Inc.	1,829	564,064
Broadridge Financial Solutions, Inc.	529	128,563
Dayforce, Inc.*	720	39,881
Equifax, Inc.	560	145,247
Jacobs Solutions, Inc.	541	71,114
Leidos Holdings, Inc.	580	91,501
Paychex, Inc.	1,444	210,044
Paycom Software, Inc.	220	50,908
Verisk Analytics, Inc.	630	196,245

		1,497,567

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (0.1%)
Fastenal Co.	5,169	$217,098
United Rentals, Inc.	293	220,746
W.W. Grainger, Inc.	197	204,928

		642,772

Total Industrials		20,308,810

Information Technology (10.0%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	4,640	474,718
Cisco Systems, Inc.	17,925	1,243,637
F5, Inc.*	259	76,229
Juniper Networks, Inc.	1,492	59,576
Motorola Solutions, Inc.	752	316,186

		2,170,346

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	5,450	538,188
CDW Corp.	593	105,904
Corning, Inc.	3,473	182,645
Jabil, Inc.	484	105,560
Keysight Technologies, Inc.*	779	127,647
Ralliant Corp.*	521	25,280
TE Connectivity plc	1,336	225,343
Teledyne Technologies, Inc.*	211	108,097
Trimble, Inc.*	1,075	81,679
Zebra Technologies Corp., Class A*	229	70,614

		1,570,957

IT Services (0.3%)
Accenture plc, Class A	2,821	843,169
Akamai Technologies, Inc.(x)*	659	52,562
Cognizant Technology Solutions Corp., Class A	2,221	173,305
EPAM Systems, Inc.*	255	45,089
Gartner, Inc.*	347	140,264
GoDaddy, Inc., Class A*	642	115,598
International Business Machines Corp.	4,188	1,234,539
VeriSign, Inc.	364	105,123

		2,709,649

Semiconductors & Semiconductor Equipment (3.8%)
Advanced Micro Devices, Inc.*	7,306	1,036,721
Analog Devices, Inc.	2,235	531,975
Applied Materials, Inc.	3,661	670,219
Broadcom, Inc.	21,186	5,839,921
Enphase Energy, Inc.*	591	23,433
First Solar, Inc.*	483	79,956
Intel Corp.	19,654	440,250
KLA Corp.	596	533,861
Lam Research Corp.	5,763	560,970
Microchip Technology, Inc.	2,423	170,506
Micron Technology, Inc.	5,035	620,564
Monolithic Power Systems, Inc.	216	157,978
NVIDIA Corp.	109,883	17,360,415
NXP Semiconductors NV	1,138	248,642
ON Semiconductor Corp.*	1,883	98,688
QUALCOMM, Inc.	4,944	787,381
Skyworks Solutions, Inc.	676	50,376
Teradyne, Inc.	723	65,012
Texas Instruments, Inc.	4,093	849,789

		30,126,657

Software (3.5%)
Adobe, Inc.*	1,920	742,809
ANSYS, Inc.*	401	140,839
Autodesk, Inc.*	964	298,425
Cadence Design Systems, Inc.*	1,230	379,024
Crowdstrike Holdings, Inc., Class A*	1,122	571,446
Fair Isaac Corp.*	110	201,076
Fortinet, Inc.*	2,862	302,571
Gen Digital, Inc.	2,459	72,295
Intuit, Inc.	1,260	992,414
Microsoft Corp.	33,489	16,657,763
Oracle Corp.	7,328	1,602,121
Palantir Technologies, Inc., Class A*	9,584	1,306,491
Palo Alto Networks, Inc.*	2,983	610,441
PTC, Inc.*	540	93,064
Roper Technologies, Inc.	484	274,350
Salesforce, Inc.	4,323	1,178,839
ServiceNow, Inc.*	933	959,199
Synopsys, Inc.*	709	363,490
Tyler Technologies, Inc.*	194	115,011
Workday, Inc., Class A*	976	234,240

		27,095,908

Technology Hardware, Storage & Peripherals (1.9%)
Apple, Inc.	67,296	13,807,120
Dell Technologies, Inc., Class C	1,350	165,510
Hewlett Packard Enterprise Co.	5,919	121,044
HP, Inc.	4,248	103,906
NetApp, Inc.	917	97,706
Seagate Technology Holdings plc	956	137,980
Super Micro Computer, Inc.(x)*	2,313	113,360
Western Digital Corp.(x)	1,572	100,592

		14,647,218

Total Information Technology		78,320,735

Materials (0.6%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.	1,003	282,906
Albemarle Corp.(x)	530	33,215
CF Industries Holdings, Inc.	730	67,160
Corteva, Inc.	3,074	229,105
Dow, Inc.	3,185	84,339
DuPont de Nemours, Inc.	1,886	129,361
Eastman Chemical Co.	520	38,823
Ecolab, Inc.	1,137	306,353
International Flavors & Fragrances, Inc.	1,153	84,803
Linde plc	2,121	995,131
LyondellBasell Industries NV, Class A(x)	1,159	67,060
Mosaic Co. (The)	1,429	52,130
PPG Industries, Inc.	1,023	116,366
Sherwin-Williams Co. (The)	1,039	356,751

		2,843,503

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	272	149,317
Vulcan Materials Co.	595	155,188

		304,505

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (0.1%)
Amcor plc	10,324	$94,878
Avery Dennison Corp.	352	61,765
Ball Corp.	1,250	70,113
International Paper Co.	2,379	111,409
Packaging Corp. of America	403	75,945
Smurfit WestRock plc	2,234	96,397

		510,507

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	6,471	280,518
Newmont Corp.	5,015	292,174
Nucor Corp.	1,040	134,722
Steel Dynamics, Inc.	622	79,622

		787,036

Total Materials		4,445,551

Real Estate (0.6%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	694	50,405
Healthpeak Properties, Inc. (REIT)	3,130	54,807
Ventas, Inc. (REIT)	2,033	128,384
Welltower, Inc. (REIT)	2,799	430,290

		663,886

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	3,126	48,016

Industrial REITs (0.0%)†
Prologis, Inc. (REIT)	4,181	439,507

Office REITs (0.0%)†
BXP, Inc. (REIT)	656	44,260

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	1,323	185,379
CoStar Group, Inc.*	1,901	152,840

		338,219

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	641	130,444
Camden Property Trust (REIT)	481	54,204
Equity Residential (REIT)	1,541	104,002
Essex Property Trust, Inc. (REIT)	290	82,186
Invitation Homes, Inc. (REIT)	2,568	84,230
Mid-America Apartment Communities, Inc. (REIT)	527	78,001
UDR, Inc. (REIT)	1,358	55,447

		588,514

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	350	33,247
Kimco Realty Corp. (REIT)	3,048	64,069
Realty Income Corp. (REIT)	4,069	234,415
Regency Centers Corp. (REIT)	736	52,425
Simon Property Group, Inc. (REIT)	1,382	222,170

		606,326

Specialized REITs (0.3%)
American Tower Corp. (REIT)	2,109	466,131
Crown Castle, Inc. (REIT)	1,962	201,556
Digital Realty Trust, Inc. (REIT)	1,426	248,595
Equinix, Inc. (REIT)	441	350,802
Extra Space Storage, Inc. (REIT)	956	140,953
Iron Mountain, Inc. (REIT)	1,329	136,315
Public Storage (REIT)	711	208,622
SBA Communications Corp. (REIT)	484	113,662
VICI Properties, Inc. (REIT), Class A	4,761	155,209
Weyerhaeuser Co. (REIT)	3,268	83,955

		2,105,800

Total Real Estate		4,834,528

Utilities (0.7%)
Electric Utilities (0.5%)
Alliant Energy Corp.	1,157	69,964
American Electric Power Co., Inc.	2,407	249,750
Constellation Energy Corp.	1,412	455,737
Duke Energy Corp.	3,502	413,236
Edison International	1,734	89,474
Entergy Corp.	2,011	167,154
Evergy, Inc.	1,037	71,480
Eversource Energy	1,655	105,291
Exelon Corp.	4,549	197,518
FirstEnergy Corp.	2,314	93,162
NextEra Energy, Inc.	9,276	643,940
NRG Energy, Inc.	881	141,471
PG&E Corp.	9,902	138,034
Pinnacle West Capital Corp.	538	48,135
PPL Corp.	3,331	112,888
Southern Co. (The)	4,952	454,742
Xcel Energy, Inc.	2,599	176,992

		3,628,968

Gas Utilities (0.0%)†
Atmos Energy Corp.	716	110,343

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	3,208	33,748
Vistra Corp.	1,529	296,335

		330,083

Multi-Utilities (0.2%)
Ameren Corp.	1,218	116,977
CenterPoint Energy, Inc.	2,941	108,052
CMS Energy Corp.	1,348	93,389
Consolidated Edison, Inc.	1,623	162,868
Dominion Energy, Inc.	3,842	217,150
DTE Energy Co.	935	123,850
NiSource, Inc.	2,121	85,561
Public Service Enterprise Group, Inc.	2,248	189,237
Sempra	2,938	222,612
WEC Energy Group, Inc.	1,438	149,840

		1,469,536

Water Utilities (0.0%)†
American Water Works Co., Inc.	879	122,278

Total Utilities		5,661,208

Total Common Stocks (30.0%) (Cost $106,110,522)		235,584,460

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (41.3%)
U.S. Treasury Notes 3.875%, 8/15/33	$328,280,000	$323,345,623

Total Long-Term Debt Securities (41.3%) (Cost $318,638,340)		323,345,623

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $279)	274	438

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (23.8%)
Goldman Sachs Financial Square Funds – Government Fund 4.21% (7 day yield) ‡	37,271,699	37,271,699
Goldman Sachs Financial Square Funds – Treasury Obligations Fund 4.17% (7 day yield) ‡	36,511,852	36,511,852
Goldman Sachs Financial Square Funds – Treasury Solutions Fund 4.13% (7 day yield) ‡	36,130,728	36,130,728
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	110,949	110,949
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	76,188,093	76,203,330

Total Investment Companies		186,228,558

Total Short-Term Investments (23.8%) (Cost $186,220,944)		186,228,558

Total Investments in Securities (95.1%) (Cost $610,970,085)		745,159,079
Other Assets Less Liabilities (4.9%)		38,404,664

Net Assets (100%)		$783,563,743

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $325,862. This was collateralized by $221,678 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.875%, maturing 11/30/25 – 5/15/54 and by cash of $110,949 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds – Government Fund 4.21% (7 day yield)	37,271,699	39,579,751	2,856,301	(5,164,353)	—	—	37,271,699	774,862	—
Goldman Sachs Financial Square Funds – Treasury Obligations Fund 4.17% (7 day yield)	36,511,852	38,772,801	2,798,008	(5,058,957)	—	—	36,511,852	760,125	—
Goldman Sachs Financial Square Funds – Treasury Solutions Fund 4.13% (7 day yield)	36,130,728	38,368,126	2,768,861	(5,006,259)	—	—	36,130,728	795,420	—

Total		116,720,678	8,423,170	(15,229,569)	—	—	109,914,279	2,330,407	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	937	9/2025	EUR	58,796,185	417,543
FTSE 100 Index	319	9/2025	GBP	38,487,054	(295,243)
Russell 2000 E-Mini Index	357	9/2025	USD	39,121,845	1,305,201
S&P Midcap 400 E-Mini Index	189	9/2025	USD	59,071,950	873,416
TOPIX Index	204	9/2025	JPY	40,451,512	1,004,864

					3,305,781

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$23,166,482	$—	$—	$23,166,482
Consumer Discretionary	24,532,587	—	—	24,532,587
Consumer Staples	13,019,690	—	—	13,019,690
Energy	7,036,369	—	—	7,036,369
Financials	32,219,270	—	—	32,219,270
Health Care	22,039,230	—	—	22,039,230
Industrials	20,308,810	—	—	20,308,810
Information Technology	78,320,735	—	—	78,320,735
Materials	4,445,551	—	—	4,445,551
Real Estate	4,834,528	—	—	4,834,528
Utilities	5,661,208	—	—	5,661,208
Futures	3,601,024	—	—	3,601,024
Rights
Health Care	—	438	—	438
Short-Term Investments
Investment Companies	186,228,558	—	—	186,228,558
U.S. Treasury Obligations	—	323,345,623	—	323,345,623

Total Assets	$425,414,042	$323,346,061	$—	$748,760,103

Liabilities:
Futures	$(295,243)	$—	$—	$(295,243)

Total Liabilities	$(295,243)	$—	$—	$(295,243)

Total	$425,118,799	$323,346,061	$—	$748,464,860

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$3,601,024	*

Total		$3,601,024

	Liability Derivatives
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(295,243	)*

Total		$(295,243)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(23,988,693)	$(23,988,693)

Total	$(23,988,693)	$(23,988,693)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$9,428,015	$9,428,015

Total	$9,428,015	$9,428,015

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$224,689,000
Average notional value of contracts — short	68,720,000

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$12,886,059
Long-term U.S. government debt securities	697,975,513

$710,861,572

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$27,976,028
Long-term U.S. government debt securities	715,848,224

$743,824,252

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$144,711,571
Aggregate gross unrealized depreciation	(7,216,796)

Net unrealized appreciation	$137,494,775

Federal income tax cost of investments in securities and derivative instruments, if applicable	$610,970,085

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $109,914,279)	$109,914,279
Unaffiliated Issuers (Cost $501,055,806)	635,244,800
Cash	16,092,707
Foreign cash (Cost $49,207)	55,216
Cash held as collateral at broker for futures	16,984,177
Dividends, interest and other receivables	5,560,072
Receivable for securities sold	4,888,931
Receivable for Portfolio shares sold	439,371
Securities lending income receivable	35
Other assets	9,739

Total assets	789,189,327

LIABILITIES
Payable for securities purchased	4,501,663
Investment management fees payable	446,856
Distribution fees payable – Class IB	158,087
Due to broker for futures variation margin	152,614
Payable for Portfolio shares repurchased	118,532
Payable for return of collateral on securities loaned	110,949
Administrative fees payable	75,581
Accrued expenses	61,302

Total liabilities	5,625,584

Commitments and contingent liabilities^
NET ASSETS	$783,563,743

Net assets were comprised of:
Paid in capital	$721,496,211
Total distributable earnings (loss)	62,067,532

Net assets	$783,563,743

Class IB
Net asset value, offering and redemption price per share, $783,563,743 / 69,381,245 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.29

(x)	Includes value of securities on loan of $325,862.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest	$7,013,299
Dividends ($2,330,407 of dividend income received from affiliates) (net of $678 foreign withholding tax)	5,554,843
Securities lending (net)	248

Total income	12,568,390

EXPENSES
Investment management fees	3,056,250
Distribution fees – Class IB	956,976
Administrative fees	476,913
Professional fees	42,159
Custodian fees	35,837
Printing and mailing expenses	31,573
Trustees’ fees	12,815
Miscellaneous	14,197

Gross expenses	4,626,720
Less: Waiver from investment manager	(271,108)
Voluntary waiver from investment manager	(106,514)

Net expenses	4,249,098

NET INVESTMENT INCOME (LOSS)	8,319,292

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	6,718,600
Futures contracts	(23,988,693)
Foreign currency transactions	31,900

Net realized gain (loss)	(17,238,193)

Change in unrealized appreciation (depreciation) on:
Investments in securities	16,424,709
Futures contracts	9,428,015
Foreign currency translations	(46,647)

Net change in unrealized appreciation (depreciation)	25,806,077

NET REALIZED AND UNREALIZED GAIN (LOSS)	8,567,884

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,887,176

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,319,292	$19,075,341
Net realized gain (loss)	(17,238,193)	45,795,458
Net change in unrealized appreciation (depreciation)	25,806,077	4,735,287

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	16,887,176	69,606,086

Distributions to shareholders:
Class IB	—	(19,052,341)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 3,303,057 and 7,797,375 shares, respectively ]	36,104,235	85,350,750
Capital shares issued in reinvestment of dividends [ 0 and 1,687,813 shares, respectively ]	—	19,052,341
Capital shares repurchased [ (5,215,145) and (9,614,335) shares, respectively ]	(57,509,565)	(105,960,871)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(21,405,330)	(1,557,780)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,518,154)	48,995,965
NET ASSETS:
Beginning of period	788,081,897	739,085,932

End of period	$783,563,743	$788,081,897

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022		2021		2020
Net asset value, beginning of period	$11.05		$10.35		$9.29		$11.09		$11.15		$10.80

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.27		0.23		0.08		(0.02)		—	#
Net realized and unrealized gain (loss)	0.12		0.70		1.07		(1.83)		1.18		0.53

Total from investment operations	0.24		0.97		1.30		(1.75)		1.16		0.53

Less distributions:
Dividends from net investment income	—		(0.27)		(0.24)		(0.05)		(0.01)		(0.02)
Distributions from net realized gains	—		—		—		—		(1.21)		(0.16)

Total dividends and distributions	—		(0.27)		(0.24)		(0.05)		(1.22)		(0.18)

Net asset value, end of period	$11.29		$11.05		$10.35		$9.29		$11.09		$11.15

Total return (b)	2.17%		9.35%		13.97%		(15.76)%		10.60%		4.96%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$783,564		$788,082		$739,086		$650,822		$788,609		$711,804
Ratio of expenses to average net assets:
After waivers (a)(f)	1.11	%(i)(j)	1.11	%(i)(j)	1.11	%(j)	1.16	%(k)	1.17	%(o)	1.15	%(o)
Before waivers (a)(f)	1.21%		1.21%		1.21%		1.20%		1.20%		1.21%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.17%		2.45%		2.37%		0.79%		(0.21)%		(0.01)%
Before waivers (a)(f)	2.07%		2.35%		2.27%		0.75%		(0.23)%		(0.07)%
Portfolio turnover rate^	128	%(z)	139%		132%		250%		252%		97%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(i)	Includes voluntary waiver from investment manager of 0.03% for the six months ended June 30, 2025 and for the year ended December 31, 2024.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (95.2%)
Communication Services (6.2%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc. 2.750%, 6/1/31	$160,000	$144,505
2.250%, 2/1/32	2,783,000	2,393,199
2.550%, 12/1/33 (x)	10,340,000	8,643,178
Orange SA
+ 0.00%), 9.000%, 3/1/31 (e)(k)	370,000	448,675
Sprint Capital Corp. 8.750%, 3/15/32	720,000	873,065
TELUS Corp. 3.400%, 5/13/32	2,287,000	2,082,162
Verizon Communications, Inc. 1.680%, 10/30/30	170,000	147,025
1.750%, 1/20/31	1,061,000	912,155
2.550%, 3/21/31	5,085,000	4,555,579
5.050%, 5/9/33	980,000	992,666
4.500%, 8/10/33 (x)	2,610,000	2,531,538

		23,723,747

Entertainment (0.6%)
Electronic Arts, Inc. 1.850%, 2/15/31	380,000	328,703
Tencent Music Entertainment Group 2.000%, 9/3/30	4,400,000	3,888,060
Warnermedia Holdings, Inc. 4.279%, 3/15/32	5,470,000	4,594,800

		8,811,563

Interactive Media & Services (0.1%)
Baidu, Inc. 2.375%, 10/9/30	200,000	181,186
Meta Platforms, Inc. 3.850%, 8/15/32	370,000	354,945

		536,131

Media (3.1%)
Charter Communications Operating LLC 2.800%, 4/1/31	4,250,000	3,785,092
4.400%, 4/1/33 (x)	80,000	75,141
6.650%, 2/1/34	5,870,000	6,264,699
Comcast Corp. 1.500%, 2/15/31	10,040,000	8,562,833
4.800%, 5/15/33	4,670,000	4,653,406
4.200%, 8/15/34	2,430,000	2,293,296
Fox Corp. 6.500%, 10/13/33	3,960,000	4,274,826
Paramount Global 4.950%, 1/15/31	6,110,000	5,925,197
5.500%, 5/15/33	1,080,000	1,038,966
Time Warner Cable Enterprises LLC 8.375%, 7/15/33	7,380,000	8,537,701

		45,411,157

Wireless Telecommunication Services (0.8%)
Rogers Communications, Inc. 5.300%, 2/15/34	4,200,000	4,200,700
Telefonica Europe BV 8.250%, 9/15/30	178,000	205,599
T-Mobile USA, Inc. 2.550%, 2/15/31	$22,000	$19,684
3.500%, 4/15/31	3,623,000	3,399,572
2.250%, 11/15/31	1,558,000	1,349,705
2.700%, 3/15/32	163,000	143,359
5.050%, 7/15/33	1,880,000	1,889,044
5.150%, 4/15/34	80,000	80,887

		11,288,550

Total Communication Services		89,771,148

Consumer Discretionary (2.8%)
Automobile Components (0.2%)
Aptiv Swiss Holdings Ltd. 3.250%, 3/1/32	1,978,000	1,766,652
Magna International, Inc. 5.500%, 3/21/33	630,000	644,929

		2,411,581

Automobiles (0.2%)
Ford Motor Co. 3.250%, 2/12/32	1,610,000	1,356,377
6.100%, 8/19/32	780,000	776,911
General Motors Co. 5.600%, 10/15/32	520,000	527,008
Mercedes-Benz Finance North America LLC 8.500%, 1/18/31	250,000	296,820

		2,957,116

Broadline Retail (0.0%)†
Alibaba Group Holding Ltd. 2.125%, 2/9/31 (x)	600,000	529,500
4.500%, 11/28/34	400,000	384,700

		914,200

Distributors (0.0%)†
LKQ Corp. 6.250%, 6/15/33	300,000	314,872

Hotels, Restaurants & Leisure (0.8%)
Marriott International, Inc. 5.300%, 5/15/34	4,100,000	4,141,208
Series GG 3.500%, 10/15/32	2,830,000	2,571,350
Series HH 2.850%, 4/15/31	1,120,000	1,015,350
Series II 2.750%, 10/15/33	820,000	696,815
Starbucks Corp. 3.000%, 2/14/32	3,080,000	2,779,424

		11,204,147

Household Durables (0.2%)
PulteGroup, Inc. 7.875%, 6/15/32	90,000	104,445
6.000%, 2/15/35	2,630,000	2,746,221

		2,850,666

Specialty Retail (1.4%)
AutoZone, Inc. 4.750%, 8/1/32	410,000	408,182
5.200%, 8/1/33	2,150,000	2,174,276
6.550%, 11/1/33	5,410,000	5,956,596

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Dick’s Sporting Goods, Inc. 3.150%, 1/15/32(x)	$5,030,000	$4,504,858
Home Depot, Inc. (The) 4.500%, 9/15/32	4,700,000	4,715,533
Lowe’s Cos., Inc. 2.625%, 4/1/31	1,440,000	1,296,188
Tractor Supply Co. 5.250%, 5/15/33 (x)	840,000	856,155

		19,911,788

Total Consumer Discretionary		40,564,370

Consumer Staples (5.1%)
Beverages (0.0%)†
PepsiCo, Inc. 4.450%, 2/15/33	130,000	130,044

Consumer Staples Distribution & Retail (0.5%)
Dollar General Corp. 5.450%, 7/5/33	6,840,000	6,981,667
Dollar Tree, Inc. 2.650%, 12/1/31 (x)	700,000	617,638

		7,599,305

Food Products (1.4%)
Archer-Daniels-Midland Co. 4.500%, 8/15/33	5,630,000	5,500,938
Hershey Co. (The) 5.100%, 2/24/35	4,030,000	4,088,847
Pilgrim’s Pride Corp. 4.250%, 4/15/31	570,000	549,645
3.500%, 3/1/32	1,210,000	1,085,552
6.250%, 7/1/33	380,000	401,793
6.875%, 5/15/34 (x)	3,790,000	4,140,006
Unilever Capital Corp. 4.625%, 8/12/34	4,200,000	4,163,164

		19,929,945

Household Products (0.2%)
Procter & Gamble Co. (The) 4.550%, 1/29/34	2,589,000	2,591,499

Personal Care Products (0.5%)
Estee Lauder Cos., Inc. (The) 1.950%, 3/15/31	2,890,000	2,514,454
4.650%, 5/15/33	4,230,000	4,160,304
Haleon US Capital LLC 3.625%, 3/24/32	500,000	467,292

		7,142,050

Tobacco (2.5%)
Altria Group, Inc. 2.450%, 2/4/32	12,250,000	10,542,556
6.875%, 11/1/33	4,090,000	4,570,521
BAT Capital Corp. 6.343%, 8/2/30	250,000	268,629
6.421%, 8/2/33	280,000	304,707
6.000%, 2/20/34	8,241,000	8,646,093
Philip Morris International, Inc. 1.750%, 11/1/30	530,000	461,053
5.750%, 11/17/32	4,210,000	4,442,784
5.375%, 2/15/33	2,770,000	2,857,261
5.625%, 9/7/33	870,000	910,858
5.250%, 2/13/34	4,230,000	4,309,093

		37,313,555

Total Consumer Staples		74,706,398

Energy (8.8%)
Oil, Gas & Consumable Fuels (8.8%)
APA Corp. 6.100%, 2/15/35§	$4,250,000	$4,160,657
Boardwalk Pipelines LP 3.600%, 9/1/32	840,000	756,934
BP Capital Markets America, Inc. 1.749%, 8/10/30	640,000	561,721
4.812%, 2/13/33	4,440,000	4,433,570
4.893%, 9/11/33	1,930,000	1,923,737
4.989%, 4/10/34 (x)	4,200,000	4,209,092
5.227%, 11/17/34	12,530,000	12,725,861
Cheniere Energy Partners LP 4.000%, 3/1/31	4,100,000	3,896,517
5.950%, 6/30/33	9,230,000	9,606,470
Devon Energy Corp. 5.200%, 9/15/34	4,390,000	4,257,281
Enbridge, Inc. 5.700%, 3/8/33	132,000	136,732
Energy Transfer LP 6.550%, 12/1/33	4,220,000	4,576,186
EQT Corp. 5.750%, 2/1/34	3,740,000	3,863,928
Expand Energy Corp. 4.750%, 2/1/32	4,210,000	4,079,237
Exxon Mobil Corp. 2.610%, 10/15/30	1,080,000	996,066
Hess Corp. 7.125%, 3/15/33	70,000	79,151
HF Sinclair Corp. 6.250%, 1/15/35	7,780,000	7,864,919
Kinder Morgan Energy Partners LP 7.300%, 8/15/33	2,234,000	2,503,072
Kinder Morgan, Inc. 2.000%, 2/15/31	2,580,000	2,244,854
5.400%, 2/1/34	2,506,000	2,534,962
MPLX LP 2.650%, 8/15/30	260,000	234,561
Occidental Petroleum Corp. 6.625%, 9/1/30	1,180,000	1,246,676
ONEOK, Inc. 6.350%, 1/15/31	680,000	724,443
6.100%, 11/15/32	2,780,000	2,935,112
6.050%, 9/1/33	1,060,000	1,107,077
Ovintiv, Inc. 6.250%, 7/15/33	1,670,000	1,718,207
Phillips 66 2.150%, 12/15/30	3,810,000	3,353,590
Pioneer Natural Resources Co. 1.900%, 8/15/30	70,000	62,015
Shell Finance US, Inc. 4.125%, 5/11/35	8,330,000	7,833,764
South Bow USA Infrastructure Holdings LLC 5.584%, 10/1/34§	4,080,000	4,024,943
Targa Resources Corp. 4.200%, 2/1/33	550,000	513,448
5.500%, 2/15/35	4,070,000	4,080,575
Targa Resources Partners LP 4.875%, 2/1/31	18,850,000	18,670,995
4.000%, 1/15/32	2,240,000	2,080,722
TotalEnergies Capital SA 5.150%, 4/5/34	4,200,000	4,285,020

Total Energy		128,282,095

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Financials (32.1%)
Banks (15.2%)
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34 (k)	$7,600,000	$8,597,554
Banco Santander SA 2.749%, 12/3/30	3,000,000	2,670,519
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.225%, 11/22/32 (k)	4,800,000	4,297,062
6.921%, 8/8/33	2,400,000	2,596,928
6.938%, 11/7/33	2,000,000	2,253,920
6.350%, 3/14/34	4,000,000	4,184,537
Bank of America Corp. (SOFR + 2.15%), 2.592%, 4/29/31 (k)	200,000	182,523
(SOFR + 1.53%), 1.898%, 7/23/31 (k)	580,000	508,465
(SOFR + 1.32%), 2.687%, 4/22/32 (k)	930,000	833,428
(SOFR + 1.21%), 2.572%, 10/20/32 (k)	8,231,000	7,238,679
(SOFR + 1.33%), 2.972%, 2/4/33 (k)	130,000	116,255
(SOFR + 1.83%), 4.571%, 4/27/33 (k)	7,170,000	7,048,269
(SOFR + 2.16%), 5.015%, 7/22/33 (k)	4,750,000	4,790,046
Bank of Nova Scotia (The) 2.150%, 8/1/31	910,000	793,817
2.450%, 2/2/32	786,000	682,572
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.00%), 5.746%, 8/9/33 (k)	4,400,000	4,539,349
(SOFR + 3.57%), 7.119%, 6/27/34 (k)	4,000,000	4,362,012
Canadian Imperial Bank of Commerce 3.600%, 4/7/32	151,000	139,860
Citigroup, Inc. (SOFR + 3.91%), 4.412%, 3/31/31 (k)	550,000	543,480
(SOFR + 2.11%), 2.572%, 6/3/31 (k)	5,260,000	4,752,016
(SOFR + 1.17%), 2.561%, 5/1/32 (k)	3,010,000	2,665,084
(SOFR + 1.18%), 2.520%, 11/3/32 (k)	4,630,000	4,042,242
5.875%, 2/22/33	2,770,000	2,875,146
(SOFR + 2.09%), 4.910%, 5/24/33 (k)	5,560,000	5,523,634
6.000%, 10/31/33	4,060,000	4,254,814
(SOFR + 2.34%), 6.270%, 11/17/33 (k)	3,390,000	3,651,238
(SOFR + 2.66%), 6.174%, 5/25/34 (k)	4,130,000	4,311,401
Fifth Third Bancorp
(United States SOFR Compounded Index + 2.13%), 4.772%, 7/28/30 (k)	149,000	149,707
HSBC Holdings plc
(SOFR + 2.39%), 2.848%, 6/4/31 (k)	9,800,000	8,939,835
(SOFR + 1.95%), 2.357%, 8/18/31 (k)	5,600,000	4,960,281
(SOFR + 1.41%), 2.871%, 11/22/32 (k)	6,001,000	5,299,470
(SOFR + 2.53%), 4.762%, 3/29/33 (k)	1,200,000	1,171,588
(SOFR + 4.25%), 8.113%, 11/3/33 (k)	2,600,000	3,000,027
(SOFR + 3.02%), 7.399%, 11/13/34 (k)	200,000	223,151
ING Groep NV
(SOFR + 2.07%), 4.252%, 3/28/33 (k)	4,400,000	4,226,942
JPMorgan Chase & Co. (SOFR + 2.04%), 2.522%, 4/22/31 (k)	1,610,000	1,469,658
(CME Term SOFR 3 Month + 1.11%), 1.764%, 11/19/31 (k)	5,080,000	4,384,742
(SOFR + 1.18%), 2.545%, 11/8/32 (k)	700,000	615,628
(SOFR + 1.26%), 2.963%, 1/25/33 (k)	240,000	215,235
(SOFR + 1.80%), 4.586%, 4/26/33 (k)	5,770,000	5,684,256
(SOFR + 2.08%), 4.912%, 7/25/33 (k)	940,000	941,946
(SOFR + 2.58%), 5.717%, 9/14/33 (k)	3,320,000	3,451,309
KeyBank NA 5.000%, 1/26/33	19,500,000	19,169,303
KeyCorp
(United States SOFR Compounded Index + 2.06%), 4.789%, 6/1/33 (k)	550,000	534,993
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.75%), 7.953%, 11/15/33 (k)	2,000,000	2,286,529
M&T Bank Corp.
(SOFR + 1.85%), 5.053%, 1/27/34 (k)	4,400,000	4,331,506
Mizuho Financial Group, Inc. 2.564%, 9/13/31	5,800,000	5,051,087
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.87%), 2.172%, 5/22/32 (k)	5,260,000	4,545,177
PNC Financial Services Group, Inc. (The)
(United States SOFR Compounded Index + 1.85%), 4.626%, 6/6/33 (k)	280,000	271,453
(United States SOFR Compounded Index + 2.14%), 6.037%, 10/28/33 (k)	4,540,000	4,818,824
Royal Bank of Canada
(SOFR + 1.03%), 5.153%, 2/4/31 (k)	460,000	468,241
2.300%, 11/3/31	1,106,000	964,594
5.150%, 2/1/34	5,600,000	5,707,904

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Santander Holdings USA, Inc.
(SOFR + 3.28%), 7.660%, 11/9/31 (k)	$1,100,000	$1,226,322
Sumitomo Mitsui Financial Group, Inc. 1.710%, 1/12/31	1,200,000	1,027,447
2.222%, 9/17/31	3,200,000	2,772,441
5.632%, 1/15/35	4,000,000	4,135,088
Synovus Financial Corp.
(SOFR + 2.35%), 6.168%, 11/1/30 (k)	840,000	861,121
Toronto-Dominion Bank (The) 2.000%, 9/10/31	1,311,000	1,138,329
2.450%, 1/12/32	1,696,000	1,481,786
Truist Financial Corp.
(SOFR + 2.24%), 4.916%, 7/28/33 (k)	540,000	524,944
US Bancorp
(SOFR + 1.02%), 2.677%, 1/27/33 (k)	2,970,000	2,595,976
(SOFR + 2.11%), 4.967%, 7/22/33 (k)	3,820,000	3,773,238
(SOFR + 2.09%), 5.850%, 10/21/33 (k)	1,480,000	1,554,924
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.26%), 2.572%, 2/11/31 (k)	870,000	795,433
(SOFR + 2.10%), 4.897%, 7/25/33 (k)	7,270,000	7,243,229
(SOFR + 2.02%), 5.389%, 4/24/34 (k)	4,840,000	4,937,507
5.375%, 2/7/35	3,990,000	4,179,015
Westpac Banking Corp. 2.150%, 6/3/31	2,290,000	2,030,298

		221,615,334

Capital Markets (7.5%)
Apollo Debt Solutions BDC 6.700%, 7/29/31	620,000	642,854
Ares Capital Corp. 3.200%, 11/15/31	5,090,000	4,424,702
Bank of New York Mellon Corp. (The) 1.800%, 7/28/31 (x)	9,120,000	7,869,721
2.500%, 1/26/32	760,000	668,250
(SOFR + 1.42%), 4.289%, 6/13/33 (k)	40,000	38,793
(SOFR + 1.42%), 5.188%, 3/14/35 (k)	3,770,000	3,810,395
BlackRock Funding, Inc. 5.000%, 3/14/34	4,256,000	4,345,571
Blackstone Reg Finance Co. LLC 5.000%, 12/6/34	4,250,000	4,213,186
Blue Owl Finance LLC 6.250%, 4/18/34	3,700,000	3,792,634
Brookfield Capital Finance LLC 6.087%, 6/14/33	3,230,000	3,428,140
Brookfield Finance, Inc. 6.350%, 1/5/34	3,830,000	4,111,714
Charles Schwab Corp. (The) 2.300%, 5/13/31	1,999,000	1,769,965
1.950%, 12/1/31	6,130,000	5,223,171
2.900%, 3/3/32	3,610,000	3,233,901
Deutsche Bank AG
(SOFR + 5.44%), 5.882%, 7/8/31 (k)	400,000	410,208
(SOFR + 2.26%), 3.742%, 1/7/33 (k)	5,600,000	5,030,770
(SOFR + 3.65%), 7.079%, 2/10/34 (k)	200,000	212,554
Goldman Sachs Group, Inc. (The)
(SOFR + 1.09%), 1.992%, 1/27/32 (k)	340,000	294,071
(SOFR + 1.41%), 3.102%, 2/24/33 (k)	640,000	574,081
Intercontinental Exchange, Inc. 4.600%, 3/15/33	1,410,000	1,403,051
Jefferies Financial Group, Inc. 6.200%, 4/14/34	3,940,000	4,104,125
LPL Holdings, Inc. 6.000%, 5/20/34	3,180,000	3,285,038
Moody’s Corp. 4.250%, 8/8/32	4,630,000	4,512,315
Morgan Stanley
(SOFR + 1.03%), 1.794%, 2/13/32 (k)	4,690,000	4,006,445
(SOFR + 1.02%), 1.928%, 4/28/32 (k)	4,780,000	4,072,338
(SOFR + 1.29%), 2.943%, 1/21/33 (k)	50,000	44,557
(SOFR + 2.08%), 4.889%, 7/20/33 (k)	8,980,000	8,958,242
(SOFR + 2.56%), 6.342%, 10/18/33 (k)	1,620,000	1,757,320
Nomura Holdings, Inc. 2.999%, 1/22/32	10,600,000	9,369,333
6.087%, 7/12/33	400,000	423,387
S&P Global, Inc. 5.250%, 9/15/33	4,970,000	5,158,282
State Street Corp.
(SOFR + 1.00%), 2.623%, 2/7/33 (k)	9,880,000	8,704,112

		109,893,226

Consumer Finance (4.7%)
AerCap Ireland Capital DAC 6.150%, 9/30/30	750,000	799,252
3.300%, 1/30/32	1,800,000	1,629,106
3.400%, 10/29/33	9,900,000	8,715,672
Ally Financial, Inc. 8.000%, 11/1/31	530,000	601,752
American Express Co.
(SOFR + 1.76%), 4.420%, 8/3/33 (k)	1,000,000	972,995
Capital One Financial Corp.
(SOFR + 2.60%), 5.247%, 7/26/30 (k)	830,000	846,264
(SOFR + 3.07%), 7.624%, 10/30/31 (k)	600,000	677,424
(SOFR + 1.34%), 2.359%, 7/29/32 (k)	14,510,000	12,274,862
6.700%, 11/29/32	7,300,000	7,946,046
Ford Motor Credit Co. LLC 4.000%, 11/13/30	4,400,000	4,008,180
7.122%, 11/7/33	4,000,000	4,141,840
6.125%, 3/8/34	8,400,000	8,159,760

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
General Motors Financial Co., Inc. 2.350%, 1/8/31	$560,000	$484,463
3.100%, 1/12/32	2,540,000	2,227,926
6.400%, 1/9/33	2,550,000	2,680,749
6.100%, 1/7/34	5,380,000	5,529,294
5.950%, 4/4/34	1,540,000	1,559,428
Toyota Motor Credit Corp. 1.650%, 1/10/31	180,000	155,214
4.800%, 1/5/34 (x)	4,293,000	4,286,610

		67,696,837

Financial Services (0.6%)
Global Payments, Inc. 5.400%, 8/15/32	860,000	875,595
Jackson Financial, Inc. 3.125%, 11/23/31 (x)	7,200,000	6,369,807
National Rural Utilities Cooperative Finance Corp. 1.650%, 6/15/31	269,000	228,547
Voya Financial, Inc. 5.000%, 9/20/34	400,000	390,622
Western Union Co. (The) 2.750%, 3/15/31	1,090,000	954,530

		8,819,101

Insurance (4.1%)
Allstate Corp. (The) 1.450%, 12/15/30	4,390,000	3,740,533
American International Group, Inc. 5.125%, 3/27/33	4,230,000	4,290,553
Aon Corp. 5.350%, 2/28/33	4,020,000	4,140,266
Aon North America, Inc. 5.450%, 3/1/34	4,208,000	4,321,011
Athene Holding Ltd. 6.650%, 2/1/33	3,600,000	3,882,066
5.875%, 1/15/34	1,170,000	1,211,210
Chubb INA Holdings LLC 5.000%, 3/15/34 (x)	3,540,000	3,587,601
CNO Financial Group, Inc. 6.450%, 6/15/34	7,930,000	8,314,956
Fairfax Financial Holdings Ltd. 5.625%, 8/16/32	4,890,000	5,016,212
Lincoln National Corp. 3.400%, 1/15/31	1,168,000	1,087,546
Loews Corp. 6.000%, 2/1/35	3,770,000	4,109,850
Marsh & McLennan Cos., Inc. 5.000%, 3/15/35	3,850,000	3,830,390
Progressive Corp. (The) 4.950%, 6/15/33	2,250,000	2,296,661
Willis North America, Inc. 5.350%, 5/15/33	9,690,000	9,906,415

		59,735,270

Total Financials		467,759,768

Health Care (8.1%)
Biotechnology (0.7%)
Amgen, Inc. 2.000%, 1/15/32	5,170,000	4,404,007
3.350%, 2/22/32	690,000	637,952
5.250%, 3/2/33	5,220,000	5,337,924

		10,379,883

Health Care Equipment & Supplies (0.7%)
Baxter International, Inc. 2.539%, 2/1/32 (x)	6,270,000	5,457,006
Becton Dickinson & Co. 4.298%, 8/22/32	440,000	425,618
GE HealthCare Technologies, Inc. 5.905%, 11/22/32	2,100,000	2,231,878
Medtronic Global Holdings SCA 4.500%, 3/30/33	138,000	136,357
Smith & Nephew plc 2.032%, 10/14/30	1,910,000	1,669,599
Zimmer Biomet Holdings, Inc. 2.600%, 11/24/31	590,000	520,048

		10,440,506

Health Care Providers & Services (3.9%)
Centene Corp. 2.500%, 3/1/31	11,350,000	9,755,666
2.625%, 8/1/31 (x)	13,920,000	11,877,379
Cigna Group (The) 5.250%, 2/15/34 (x)	4,180,000	4,241,039
CVS Health Corp. 1.750%, 8/21/30 (x)	940,000	811,476
5.250%, 1/30/31	4,560,000	4,658,616
2.125%, 9/15/31	5,180,000	4,415,619
5.250%, 2/21/33	1,640,000	1,647,557
5.300%, 6/1/33 (x)	2,480,000	2,494,920
Elevance Health, Inc. 4.750%, 2/15/33	850,000	843,747
HCA, Inc. 3.500%, 9/1/30	2,370,000	2,236,396
2.375%, 7/15/31	760,000	659,570
Humana, Inc. 2.150%, 2/3/32	9,550,000	7,992,788
UnitedHealth Group, Inc. 4.500%, 4/15/33	4,710,000	4,573,498

		56,208,271

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc. 3.700%, 3/15/32	1,990,000	1,830,775
Thermo Fisher Scientific, Inc. 5.086%, 8/10/33 (x)	1,340,000	1,368,892

		3,199,667

Pharmaceuticals (2.6%)
Johnson & Johnson 1.300%, 9/1/30	570,000	495,821
4.900%, 6/1/31	390,000	403,177
4.950%, 5/15/33	8,070,000	8,354,613
4.375%, 12/5/33 (x)	4,950,000	4,939,839
4.950%, 6/1/34	15,570,000	16,097,761
Merck & Co., Inc. 2.150%, 12/10/31	680,000	592,112
4.500%, 5/17/33	2,270,000	2,260,371
Pfizer Investment Enterprises Pte. Ltd. 4.750%, 5/19/33	3,490,000	3,479,842
Royalty Pharma plc 2.200%, 9/2/30	990,000	875,786

		37,499,322

Total Health Care		117,727,649

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Industrials (6.6%)
Aerospace & Defense (3.1%)
Boeing Co. (The) 6.125%, 2/15/33	$4,260,000	$4,487,548
3.600%, 5/1/34	9,990,000	8,788,273
3.250%, 2/1/35	4,750,000	3,982,034
Lockheed Martin Corp. 3.600%, 3/1/35	4,310,000	3,887,452
Northrop Grumman Corp. 4.700%, 3/15/33	4,760,000	4,743,260
RTX Corp. 1.900%, 9/1/31	11,730,000	10,033,369
2.375%, 3/15/32	1,340,000	1,164,973
5.150%, 2/27/33	4,010,000	4,095,558
Textron, Inc. 6.100%, 11/15/33	3,940,000	4,198,242

		45,380,709

Air Freight & Logistics (0.1%)
FedEx Corp. 3.900%, 2/1/35§	140,000	124,889
United Parcel Service, Inc. 4.875%, 3/3/33 (x)	1,550,000	1,575,163

		1,700,052

Building Products (0.0%)†
Masco Corp. 2.000%, 10/1/30	350,000	302,877
Trane Technologies Financing Ltd. 5.250%, 3/3/33	133,000	136,832

		439,709

Commercial Services & Supplies (0.6%)
Republic Services, Inc. 5.000%, 12/15/33	120,000	122,374
5.000%, 4/1/34 (x)	4,240,000	4,291,427
Waste Connections, Inc. 4.200%, 1/15/33	4,890,000	4,722,949

		9,136,750

Electrical Equipment (0.3%)
Regal Rexnord Corp. 6.400%, 4/15/33	4,430,000	4,666,513

Ground Transportation (0.7%)
Norfolk Southern Corp. 3.000%, 3/15/32	157,000	141,676
Ryder System, Inc. 6.600%, 12/1/33	8,290,000	9,075,187
Union Pacific Corp. 2.800%, 2/14/32	756,000	681,734

		9,898,597

Machinery (0.1%)
Flowserve Corp. 2.800%, 1/15/32	880,000	764,888

Professional Services (1.0%)
Broadridge Financial Solutions, Inc. 2.600%, 5/1/31	60,000	53,402
Concentrix Corp. 6.850%, 8/2/33	8,810,000	9,188,038
Equifax, Inc. 2.350%, 9/15/31	700,000	609,835
Jacobs Engineering Group, Inc. 5.900%, 3/1/33	4,080,000	4,224,902
Verisk Analytics, Inc. 5.750%, 4/1/33	90,000	94,555

		14,170,732

Trading Companies & Distributors (0.7%)
Air Lease Corp. 3.125%, 12/1/30	570,000	526,409
2.875%, 1/15/32 (x)	6,290,000	5,593,062
GATX Corp. 6.050%, 3/15/34	4,127,000	4,371,950

		10,491,421

Total Industrials		96,649,371

Information Technology (7.2%)
Communications Equipment (0.4%)
Cisco Systems, Inc. 5.050%, 2/26/34	4,132,000	4,221,608
Juniper Networks, Inc. 2.000%, 12/10/30(x)	2,400,000	2,078,127

		6,299,735

Electronic Equipment, Instruments & Components (0.5%)
Allegion US Holding Co., Inc. 5.411%, 7/1/32	500,000	513,871
Avnet, Inc. 3.000%, 5/15/31	3,710,000	3,313,188
Flex Ltd. 5.250%, 1/15/32	110,000	111,141
TD SYNNEX Corp. 6.100%, 4/12/34	3,290,000	3,456,211

		7,394,411

IT Services (1.5%)
Accenture Capital, Inc. 4.500%, 10/4/34	4,270,000	4,142,390
International Business Machines Corp. 2.720%, 2/9/32 (x)	600,000	533,695
4.750%, 2/6/33	600,000	602,071
Kyndryl Holdings, Inc. 3.150%, 10/15/31	4,050,000	3,652,827
6.350%, 2/20/34	11,772,000	12,572,846

		21,503,829

Semiconductors & Semiconductor Equipment (0.9%)
Analog Devices, Inc. 2.100%, 10/1/31	163,000	142,197
Broadcom, Inc. 4.150%, 11/15/30	148,000	145,324
4.300%, 11/15/32	150,000	145,346
2.600%, 2/15/33§	6,180,000	5,260,598
Intel Corp. 4.150%, 8/5/32	143,000	135,367
5.200%, 2/10/33	1,995,000	2,009,039
KLA Corp. 4.650%, 7/15/32	136,000	136,601
Micron Technology, Inc. 5.875%, 2/9/33	456,000	474,504
NVIDIA Corp. 2.000%, 6/15/31	164,000	145,397

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
NXP BV 2.500%, 5/11/31	$36,000	$31,756
5.000%, 1/15/33	3,790,000	3,774,158
QUALCOMM, Inc. 1.650%, 5/20/32	670,000	556,434
Skyworks Solutions, Inc. 3.000%, 6/1/31	590,000	518,893
Texas Instruments, Inc. 3.650%, 8/16/32	145,000	137,179
4.900%, 3/14/33	132,000	134,941

		13,747,734

Software (1.9%)
Fortinet, Inc. 2.200%, 3/15/31	330,000	290,152
Intuit, Inc. 5.200%, 9/15/33 (x)	990,000	1,024,248
Microsoft Corp. 3.500%, 2/12/35 (x)	12,840,000	11,997,067
Oracle Corp. 6.250%, 11/9/32	4,660,000	5,035,369
4.900%, 2/6/33	570,000	570,036
3.900%, 5/15/35	4,370,000	3,920,802
Roper Technologies, Inc. 1.750%, 2/15/31	60,000	51,417
VMware LLC 2.200%, 8/15/31	4,800,000	4,148,774

		27,037,865

Technology Hardware, Storage & Peripherals (2.0%)
Apple, Inc. 1.250%, 8/20/30	620,000	537,488
1.650%, 2/8/31	16,620,000	14,499,052
1.700%, 8/5/31	620,000	537,346
3.350%, 8/8/32	9,470,000	8,932,967
4.300%, 5/10/33	2,170,000	2,175,020
Western Digital Corp. 3.100%, 2/1/32	3,530,000	3,090,956

		29,772,829

Total Information Technology		105,756,403

Materials (3.6%)
Chemicals (1.7%)
Albemarle Corp. 5.050%, 6/1/32	6,650,000	6,385,614
CF Industries, Inc. 5.150%, 3/15/34	4,331,000	4,309,146
Dow Chemical Co. (The) 4.250%, 10/1/34	4,280,000	3,926,767
Eastman Chemical Co. 5.750%, 3/8/33	660,000	686,509
Ecolab, Inc. 2.125%, 2/1/32	3,900,000	3,362,244
FMC Corp. 5.650%, 5/18/33	830,000	816,560
Huntsman International LLC 2.950%, 6/15/31	1,150,000	966,102
LYB International Finance III LLC 5.625%, 5/15/33	850,000	867,453
5.500%, 3/1/34	4,200,000	4,187,067

		25,507,462

Containers & Packaging (0.4%)
Berry Global, Inc. 5.650%, 1/15/34	3,335,000	3,442,887
Sonoco Products Co. 5.000%, 9/1/34	810,000	785,512
WRKCo., Inc. 3.000%, 6/15/33	2,440,000	2,130,476

		6,358,875

Metals & Mining (1.4%)
AngloGold Ashanti Holdings plc 3.750%, 10/1/30	2,800,000	2,625,000
ArcelorMittal SA 6.800%, 11/29/32	2,490,000	2,732,884
BHP Billiton Finance USA Ltd. 5.250%, 9/8/30	1,720,000	1,780,106
4.900%, 2/28/33	735,000	737,074
5.250%, 9/8/33	1,400,000	1,431,501
Kinross Gold Corp. 6.250%, 7/15/33	1,210,000	1,296,684
Newmont Corp. 2.250%, 10/1/30	144,000	129,736
2.600%, 7/15/32	475,000	421,219
5.350%, 3/15/34	4,230,000	4,326,868
Nucor Corp. 3.125%, 4/1/32	156,000	141,803
Rio Tinto Alcan, Inc. 7.250%, 3/15/31	118,000	135,320
6.125%, 12/15/33	3,830,000	4,150,409
Rio Tinto Finance USA plc 5.000%, 3/9/33	134,000	135,791
Yamana Gold, Inc. 2.630%, 8/15/31	121,000	106,431

		20,150,826

Paper & Forest Products (0.1%)
Suzano Austria GmbH 3.125%, 1/15/32	1,250,000	1,096,869

Total Materials		53,114,032

Real Estate (4.0%)
Diversified REITs (0.5%)
American Assets Trust LP (REIT) 3.375%, 2/1/31	120,000	107,440
GLP Capital LP (REIT) 4.000%, 1/15/31	40,000	37,681
3.250%, 1/15/32	350,000	308,153
Safehold GL Holdings LLC (REIT) 5.650%, 1/15/35	6,400,000	6,383,831
Simon Property Group LP (REIT) 2.200%, 2/1/31	450,000	398,324
2.250%, 1/15/32	430,000	370,527

		7,605,956

Health Care REITs (1.1%)
Alexandria Real Estate Equities, Inc. (REIT) 2.000%, 5/18/32 (x)	550,000	455,660
1.875%, 2/1/33 (x)	10,440,000	8,330,457
2.950%, 3/15/34	4,630,000	3,900,812
Healthcare Realty Holdings LP (REIT) 2.000%, 3/15/31	2,480,000	2,119,821

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Omega Healthcare Investors, Inc. (REIT) 3.250%, 4/15/33	$550,000	$473,979

		15,280,729

Office REITs (1.9%)
Boston Properties LP (REIT) 3.250%, 1/30/31	5,610,000	5,136,365
2.550%, 4/1/32	2,370,000	1,994,072
2.450%, 10/1/33	5,570,000	4,453,872
Highwoods Realty LP (REIT) 2.600%, 2/1/31	3,030,000	2,606,832
Kilroy Realty LP (REIT) 2.500%, 11/15/32	4,976,000	3,998,428
2.650%, 11/15/33	12,718,000	10,014,521

		28,204,090

Residential REITs (0.3%)
Essex Portfolio LP (REIT) 1.650%, 1/15/31	4,370,000	3,701,244

Retail REITs (0.2%)
Kimco Realty OP LLC (REIT) 2.250%, 12/1/31	1,350,000	1,168,441
Realty Income Corp. (REIT) 3.200%, 2/15/31 (x)	1,250,000	1,159,310
1.800%, 3/15/33	640,000	514,418

		2,842,169

Specialized REITs (0.0%)†
Crown Castle, Inc. (REIT) 5.100%, 5/1/33	500,000	497,192

Total Real Estate		58,131,380

Utilities (10.7%)
Electric Utilities (7.3%)
AEP Texas, Inc. 5.700%, 5/15/34	4,060,000	4,136,310
Alabama Power Co. 3.940%, 9/1/32	2,620,000	2,508,513
Arizona Public Service Co. 2.200%, 12/15/31	510,000	436,822
DTE Electric Co. 5.200%, 3/1/34	4,235,000	4,317,598
Duke Energy Carolinas LLC 4.950%, 1/15/33	4,680,000	4,741,846
Duke Energy Indiana LLC 5.250%, 3/1/34	4,220,000	4,299,230
Edison International 5.250%, 3/15/32 (x)	4,410,000	4,149,354
Entergy Corp. 2.400%, 6/15/31	4,750,000	4,189,948
Entergy Louisiana LLC 1.600%, 12/15/30	680,000	587,558
2.350%, 6/15/32	6,010,000	5,172,414
Eversource Energy 2.550%, 3/15/31	4,980,000	4,425,869
Series R 1.650%, 8/15/30	480,000	416,182
Florida Power & Light Co. 5.100%, 4/1/33 (x)	700,000	715,115
4.800%, 5/15/33	3,060,000	3,063,016
5.300%, 6/15/34	4,030,000	4,150,725
NextEra Energy Capital Holdings, Inc. 2.440%, 1/15/32	930,000	805,011
Pacific Gas and Electric Co. 5.900%, 6/15/32	4,500,000	4,581,749
6.400%, 6/15/33	3,730,000	3,880,776
PacifiCorp 5.450%, 2/15/34	4,030,000	4,077,478
PPL Electric Utilities Corp. 4.850%, 2/15/34	4,106,000	4,101,770
Progress Energy, Inc. 7.000%, 10/30/31	90,000	101,400
Southern California Edison Co. 6.000%, 1/15/34	4,190,000	4,289,849
Southern Co. (The) 5.700%, 10/15/32	2,580,000	2,706,270
5.200%, 6/15/33	9,310,000	9,439,501
Virginia Electric and Power Co. 2.300%, 11/15/31	13,700,000	11,954,087
Xcel Energy, Inc. 5.450%, 8/15/33	13,420,000	13,658,461

		106,906,852

Gas Utilities (1.6%)
ONE Gas, Inc. 4.250%, 9/1/32	1,280,000	1,230,271
Southern California Gas Co. 5.200%, 6/1/33	8,700,000	8,807,573
5.050%, 9/1/34	8,350,000	8,389,126
Southwest Gas Corp. 4.050%, 3/15/32	5,080,000	4,800,945

		23,227,915

Multi-Utilities (1.8%)
Ameren Illinois Co. 4.950%, 6/1/33	1,680,000	1,700,968
Berkshire Hathaway Energy Co. 1.650%, 5/15/31	4,870,000	4,148,800
National Grid plc 5.809%, 6/12/33	4,400,000	4,621,237
5.418%, 1/11/34	12,640,000	12,931,428
NiSource, Inc. 1.700%, 2/15/31	2,380,000	2,034,807
Public Service Enterprise Group, Inc. 2.450%, 11/15/31	260,000	228,116

		25,665,356

Total Utilities		155,800,123

Total Corporate Bonds		1,388,262,737

U.S. Treasury Obligation (2.8%)
U.S. Treasury Notes 4.250%, 5/15/35	40,428,700	40,498,189

Total U.S. Treasury Obligation		40,498,189

Total Long-Term Debt Securities (98.0%) (Cost $1,369,730,291)		1,428,760,926

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.6%)
BlackRock Liquidity FedFund, Institutional Shares 4.22% (7 day yield) (xx)	1,000,000	$1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	7,804,962	7,804,962
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	297,902	297,962

Total Investment Companies		9,102,924

Total Short-Term Investments (0.6%) (Cost $9,102,953)		9,102,924

Total Investments in Securities (98.6%) (Cost $1,378,833,244)		1,437,863,850
Other Assets Less Liabilities (1.4%)		20,187,600

Net Assets (100%)		$1,458,051,450

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, the market value of these securities amounted to $13,571,087 or 0.9% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2025. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2025.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $8,664,455. This was collateralized by cash of $8,804,962 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CME	— Chicago Mercantile Exchange
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$89,771,148	$—	$89,771,148
Consumer Discretionary	—	40,564,370	—	40,564,370
Consumer Staples	—	74,706,398	—	74,706,398
Energy	—	128,282,095	—	128,282,095
Financials	—	467,759,768	—	467,759,768
Health Care	—	117,727,649	—	117,727,649
Industrials	—	96,649,371	—	96,649,371
Information Technology	—	105,756,403	—	105,756,403
Materials	—	53,114,032	—	53,114,032
Real Estate	—	58,131,380	—	58,131,380
Utilities	—	155,800,123	—	155,800,123
Short-Term Investments
Investment Companies	9,102,924	—	—	9,102,924
U.S. Treasury Obligation	—	40,498,189	—	40,498,189

Total Assets	$9,102,924	$1,428,760,926	$—	$1,437,863,850

Total	$9,102,924	$1,428,760,926	$—	$1,437,863,850

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$267,371,016
Long-term U.S. government debt securities	53,787,261

$321,158,277

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$457,846,538
Long-term U.S. government debt securities	13,845,301

$471,691,839

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,216,894
Aggregate gross unrealized depreciation	(1,273,470)

Net unrealized appreciation	$58,943,424

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,378,920,426

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $1,378,833,244)	$1,437,863,850
Cash	749,999
Receivable for securities sold	40,004,075
Dividends, interest and other receivables	17,876,236
Receivable for Portfolio shares sold	26,890
Securities lending income receivable	3,932
Other assets	16,230

Total assets	1,496,541,212

LIABILITIES
Payable for securities purchased	28,044,385
Payable for return of collateral on securities loaned	8,804,962
Payable for Portfolio shares repurchased	1,092,937
Investment management fees payable	339,273
Administrative fees payable	106,715
Distribution fees payable – Class IB	783
Accrued expenses	100,707

Total liabilities	38,489,762

Commitments and contingent liabilities^
NET ASSETS	$1,458,051,450

Net assets were comprised of:
Paid in capital	$1,342,735,850
Total distributable earnings (loss)	115,315,600

Net assets	$1,458,051,450

Class IB
Net asset value, offering and redemption price per share, $3,975,854 / 384,097 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.35

Class K
Net asset value, offering and redemption price per share, $1,454,075,596 / 140,249,754 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.37

(x)	Includes value of securities on loan of $8,664,455.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest	$42,088,181
Dividends	140,864
Securities lending (net)	92,326

Total income	42,321,371

EXPENSES
Investment management fees	2,605,580
Administrative fees	675,622
Professional fees	66,640
Printing and mailing expenses	56,560
Trustees’ fees	25,014
Custodian fees	20,971
Distribution fees – Class IB	3,817
Miscellaneous	22,616

Gross expenses	3,476,820
Less: Waiver from investment manager	(494,424)

Net expenses	2,982,396

NET INVESTMENT INCOME (LOSS)	39,338,975

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	13,070,228

Net change in unrealized appreciation (depreciation) on investments in securities	21,943,175

NET REALIZED AND UNREALIZED GAIN (LOSS)	35,013,403

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$74,352,378

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$39,338,975	$83,461,432
Net realized gain (loss)	13,070,228	23,771,231
Net change in unrealized appreciation (depreciation)	21,943,175	(54,158,460)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	74,352,378	53,074,203

Distributions to shareholders:
Class IB	—	(150,567)
Class K	—	(106,154,719)

Total distributions to shareholders	—	(106,305,286)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 175,783 and 233,471 shares, respectively ]	1,764,480	2,450,477
Capital shares issued in reinvestment of dividends [ 0 and 15,102 shares, respectively ]	—	150,567
Capital shares repurchased [ (41,161) and (14,251) shares, respectively ]	(411,736)	(151,301)

Total Class IB transactions	1,352,744	2,449,743

Class K
Capital shares sold [ 5,570,151 and 18,282,828 shares, respectively ]	55,669,860	188,790,040
Capital shares issued in reinvestment of dividends [ 0 and 10,644,456 shares, respectively ]	—	106,154,719
Capital shares repurchased [ (23,401,886) and (25,227,097) shares, respectively ]	(234,127,453)	(260,726,252)

Total Class K transactions	(178,457,593)	34,218,507

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(177,104,849)	36,668,250

TOTAL INCREASE (DECREASE) IN NET ASSETS	(102,752,471)	(16,562,833)
NET ASSETS:
Beginning of period	1,560,803,921	1,577,366,754

End of period	$1,458,051,450	$1,560,803,921

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	April 3, 2023* to December 31, 2023
Net asset value, beginning of period	$9.85		$10.22	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.25		0.52	0.36
Net realized and unrealized gain (loss)	0.25		(0.20)	(0.05	)†

Total from investment operations	0.50		0.32	0.31

Less distributions:
Dividends from net investment income	—		(0.54)	(0.09)
Distributions from net realized gains	—		(0.15)	—

Total dividends and distributions	—		(0.69)	(0.09)

Net asset value, end of period	$10.35		$9.85	$10.22

Total return (b)	5.08%		3.05%	3.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,976		$2,459	$155
Ratio of expenses to average net assets:
After waivers (a)(f)	0.65%		0.65%	0.65%
Before waivers (a)(f)	0.72%		0.72%	1.41%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	5.02%		4.99%	4.85	%(l)
Before waivers (a)(f)	4.95%		4.92%	4.08	%(l)
Portfolio turnover rate^	22	%(z)	47%	36	%(z)

Class K	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	April 3, 2023* to December 31, 2023
Net asset value, beginning of period	$9.86		$10.22	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26		0.55	0.40
Net realized and unrealized gain (loss)	0.25		(0.20)	(0.08	)†

Total from investment operations	0.51		0.35	0.32

Less distributions:
Dividends from net investment income	—		(0.56)	(0.10)
Distributions from net realized gains	—		(0.15)	—

Total dividends and distributions	—		(0.71)	(0.10)

Net asset value, end of period	$10.37		$9.86	$10.22

Total return (b)	5.17%		3.40%	3.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,454,076		$1,558,345	$1,577,212
Ratio of expenses to average net assets:
After waivers (a)(f)	0.40%		0.40%	0.40%
Before waivers (a)(f)	0.47%		0.47%	0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	5.28%		5.33%	5.48	%(l)
Before waivers (a)(f)	5.22%		5.26%	5.35	%(l)
Portfolio turnover rate^	22	%(z)	47%	36	%(z)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.2%)
Financials (0.2%)
Financial Services (0.2%)
Private Export Funding Corp.
4.500%, 2/7/27§	$10,000,000	$10,054,570

Total Financials		10,054,570

Total Corporate Bond		10,054,570

U.S. Government Agency Securities (52.1%)
FFCB
4.250%, 9/30/25(x)	15,000,000	14,991,779
5.125%, 10/10/25	10,000,000	10,018,637
5.125%, 10/20/25	4,925,000	4,935,152
4.500%, 3/13/26	20,000,000	20,048,260
4.375%, 6/23/26	32,000,000	32,111,322
4.500%, 8/14/26	10,000,000	10,059,380
4.750%, 9/1/26	10,000,000	10,087,927
0.680%, 1/13/27	5,000,000	4,762,669
0.700%, 1/27/27	15,000,000	14,272,974
4.500%, 3/26/27	20,000,000	20,223,540
4.750%, 5/6/27	15,000,000	15,248,386
4.500%, 5/20/27	15,000,000	15,181,770
4.670%, 12/2/27	20,000,000	20,004,862
4.250%, 1/14/28	15,000,000	15,171,250
4.250%, 1/28/28	10,000,000	10,110,735
4.250%, 2/24/28	15,000,000	15,185,848
4.420%, 6/16/28	5,000,000	4,999,557
4.840%, 8/14/28	15,000,000	14,993,776
4.500%, 8/28/28	10,000,000	10,213,360
4.670%, 10/10/28	15,000,000	14,990,017
1.040%, 1/25/29	15,000,000	13,592,255
4.125%, 3/20/29	15,000,000	15,167,056
4.000%, 4/1/30	15,000,000	15,099,195
1.230%, 7/29/30	5,000,000	4,369,679
1.240%, 9/3/30	10,000,000	8,714,266
1.380%, 1/14/31	30,000,000	25,987,509
1.990%, 3/17/31	10,000,000	8,920,191
5.420%, 8/12/33	15,000,000	14,983,527
FHLB
1.050%, 8/13/26	36,000,000	34,833,492
3.625%, 9/4/26	57,000,000	56,789,602
1.875%, 9/11/26	24,000,000	23,458,027
4.000%, 10/9/26	55,000,000	55,048,009
4.625%, 11/17/26	25,000,000	25,245,255
1.500%, 11/23/26	50,000,000	48,375,285
1.250%, 12/21/26	50,000,000	48,198,640
4.125%, 1/15/27	22,245,000	22,360,167
1.700%, 1/28/27	69,245,000	66,964,208
0.830%, 2/10/27	10,000,000	9,521,362
1.020%, 2/24/27	15,000,000	14,307,926
0.900%, 2/26/27	35,000,000	33,330,885
1.115%, 2/26/27	30,000,000	28,680,255
4.000%, 3/10/27	25,000,000	25,081,152
3.000%, 3/12/27	2,000,000	1,972,815
4.750%, 4/9/27	47,460,000	48,278,951
3.875%, 6/4/27	20,465,000	20,475,488
4.125%, 9/10/27	20,000,000	20,117,166
1.100%, 2/25/28	15,000,000	13,984,740
4.800%, 3/6/28	10,000,000	10,020,547
4.500%, 3/10/28	6,200,000	6,314,167
3.250%, 6/9/28	25,000,000	24,708,973
4.000%, 6/9/28	10,000,000	10,076,776
4.600%, 6/9/28	15,000,000	15,003,418
4.000%, 6/30/28	12,500,000	12,642,124
1.000%, 8/16/28	5,000,000	4,573,997
3.250%, 11/16/28	84,335,000	83,184,713
4.125%, 9/14/29	15,000,000	15,181,464
2.125%, 12/14/29	3,195,000	2,974,601
4.375%, 3/8/30	2,500,000	2,553,523
4.500%, 9/13/30	10,000,000	10,282,100
4.750%, 3/10/34	10,000,000	10,253,622
FHLMC
4.550%, 1/15/27	10,000,000	9,996,704
4.625%, 2/19/27	10,000,000	9,997,037
4.500%, 4/16/27	10,000,000	9,996,820
4.500%, 5/19/27	11,250,000	11,252,891
4.700%, 11/26/27	20,000,000	19,989,012
4.800%, 1/14/28	10,000,000	9,999,943
4.850%, 2/7/28	16,000,000	16,000,000
4.550%, 2/11/28	15,000,000	15,001,854
4.500%, 4/10/28	15,000,000	14,987,835
4.625%, 4/11/28	15,000,000	14,993,013
4.700%, 5/5/28	11,000,000	10,995,532
4.750%, 6/12/28	5,000,000	4,986,611
4.920%, 8/14/29	19,500,000	19,487,124
4.900%, 8/27/29	1,000,000	999,159
6.750%, 9/15/29	20,000,000	22,253,420
4.030%, 10/10/29	15,000,000	14,893,327
4.860%, 10/22/29	7,500,000	7,494,202
5.000%, 12/13/29	15,000,000	14,989,635
4.750%, 12/18/29	15,000,000	15,056,606
5.000%, 1/14/30	15,000,000	15,017,544
5.125%, 2/13/30	10,625,000	10,639,059
5.000%, 5/13/30	10,000,000	10,000,913
4.875%, 5/14/30	10,000,000	9,994,264
5.040%, 5/20/30	15,000,000	14,997,000
5.000%, 6/12/30	5,000,000	4,998,526
6.750%, 3/15/31	18,000,000	20,527,002
6.250%, 7/15/32(x)	50,000,000	56,635,580
FNMA
1.875%, 9/24/26	95,000,000	92,681,516
0.875%, 12/18/26	10,000,000	9,568,330
0.750%, 10/8/27	70,000,000	65,439,276
6.250%, 5/15/29	25,000,000	27,218,797
7.125%, 1/15/30	32,500,000	36,899,876
7.250%, 5/15/30	5,000,000	5,753,146
0.875%, 8/5/30	177,805,000	153,649,195
6.625%, 11/15/30	50,000,000	56,396,685
Tennessee Valley Authority
3.875%, 3/15/28	17,500,000	17,557,020
1.500%, 9/15/31	10,420,000	8,945,657
4.375%, 8/1/34	19,880,000	19,725,767
4.875%, 5/15/35	30,830,000	31,432,736
Series A 2.875%, 2/1/27	48,000,000	47,312,054
Series E 6.750%, 11/1/25(x)	15,779,000	15,892,372

Total U.S. Government Agency Securities		2,163,891,369

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (39.7%)
U.S. Treasury Notes
4.375%, 8/15/26	$15,000,000	$15,064,432
1.375%, 8/31/26	1,615,000	1,567,797
3.750%, 8/31/26	20,000,000	19,953,740
4.625%, 9/15/26	25,000,000	25,202,340
3.500%, 9/30/26	15,000,000	14,924,553
4.625%, 10/15/26	20,000,000	20,178,696
2.000%, 11/15/26	10,000,000	9,749,907
4.375%, 12/15/26	20,000,000	20,147,148
4.000%, 1/15/27	15,000,000	15,034,995
4.125%, 1/31/27	10,000,000	10,046,295
2.250%, 2/15/27	10,000,000	9,754,760
4.125%, 2/28/27	10,000,000	10,052,726
3.875%, 3/31/27	15,000,000	15,024,564
3.750%, 4/30/27	30,000,000	29,996,343
3.875%, 5/31/27	10,000,000	10,022,786
4.375%, 7/15/27	15,000,000	15,184,620
3.750%, 8/15/27	15,000,000	15,006,264
3.375%, 9/15/27	15,000,000	14,895,796
3.875%, 10/15/27	15,000,000	15,051,025
2.250%, 11/15/27	18,500,000	17,886,251
4.125%, 11/15/27	15,000,000	15,138,311
3.875%, 11/30/27	10,000,000	10,036,669
4.000%, 12/15/27	7,500,000	7,552,886
3.875%, 12/31/27	25,000,000	25,102,593
3.500%, 1/31/28	17,000,000	16,911,559
2.750%, 2/15/28	25,600,000	24,983,411
1.250%, 3/31/28	15,000,000	14,043,194
3.750%, 4/15/28	40,000,000	40,048,148
1.250%, 4/30/28	10,000,000	9,344,110
2.875%, 5/15/28	31,500,000	30,790,245
1.250%, 5/31/28	16,500,000	15,389,654
3.625%, 5/31/28	20,000,000	19,953,072
1.250%, 6/30/28	5,000,000	4,654,400
4.000%, 6/30/28	17,500,000	17,647,670
4.125%, 7/31/28	20,000,000	20,239,130
2.875%, 8/15/28	35,000,000	34,134,202
1.125%, 8/31/28	10,000,000	9,230,668
4.375%, 8/31/28	15,000,000	15,295,305
1.250%, 9/30/28	15,000,000	13,874,729
4.625%, 9/30/28	25,000,000	25,690,082
4.875%, 10/31/28	15,000,000	15,539,020
3.125%, 11/15/28	62,500,000	61,326,238
4.375%, 11/30/28	10,000,000	10,207,764
3.750%, 12/31/28	10,000,000	10,006,411
4.000%, 1/31/29	15,000,000	15,133,303
2.625%, 2/15/29	22,000,000	21,181,844
4.250%, 2/28/29	15,000,000	15,263,697
4.125%, 3/31/29	10,000,000	10,134,191
4.625%, 4/30/29	21,000,000	21,656,122
2.375%, 5/15/29	21,000,000	19,973,325
4.500%, 5/31/29	10,000,000	10,271,875
3.250%, 6/30/29	15,000,000	14,723,636
4.250%, 6/30/29	5,000,000	5,092,687
4.000%, 7/31/29	10,000,000	10,092,809
1.625%, 8/15/29	12,500,000	11,507,500
3.625%, 8/31/29	10,000,000	9,950,218
3.500%, 9/30/29	10,000,000	9,897,862
4.000%, 10/31/29	25,000,000	25,233,073
4.125%, 10/31/29	25,000,000	25,356,882
4.125%, 11/30/29	18,000,000	18,265,034
3.875%, 12/31/29	20,000,000	20,080,874
4.375%, 12/31/29	15,000,000	15,371,102
1.500%, 2/15/30	11,900,000	10,765,949
4.000%, 2/28/30	15,000,000	15,146,046
3.875%, 4/30/30	10,000,000	10,039,135
0.625%, 5/15/30	15,000,000	12,899,982
3.750%, 6/30/30	20,000,000	19,944,622
4.000%, 7/31/30	15,000,000	15,129,238
0.625%, 8/15/30	21,500,000	18,329,135
4.125%, 8/31/30	10,000,000	10,142,816
4.625%, 9/30/30	15,000,000	15,561,904
4.875%, 10/31/30	15,000,000	15,742,795
0.875%, 11/15/30	19,000,000	16,286,639
4.375%, 11/30/30	10,000,000	10,256,214
3.750%, 12/31/30	10,000,000	9,949,601
4.000%, 1/31/31	10,000,000	10,069,459
1.125%, 2/15/31	20,600,000	17,816,827
4.125%, 3/31/31	10,000,000	10,126,451
4.625%, 4/30/31	15,000,000	15,574,768
1.625%, 5/15/31	15,000,000	13,223,934
4.125%, 7/31/31	5,000,000	5,057,722
1.250%, 8/15/31	15,000,000	12,830,294
3.750%, 8/31/31	10,000,000	9,906,460
3.625%, 9/30/31	10,000,000	9,832,620
4.125%, 10/31/31	10,000,000	10,104,853
1.375%, 11/15/31	13,500,000	11,550,815
4.125%, 11/30/31	15,000,000	15,150,811
4.500%, 12/31/31	10,000,000	10,310,417
1.875%, 2/15/32	19,000,000	16,690,907
4.000%, 4/30/32	5,000,000	5,006,855
2.875%, 5/15/32	23,000,000	21,460,520
2.750%, 8/15/32	21,000,000	19,372,910
4.125%, 11/15/32	3,000,000	3,020,216
3.500%, 2/15/33	25,000,000	24,103,045
3.375%, 5/15/33	24,500,000	23,357,308
3.875%, 8/15/33	28,000,000	27,579,132
4.500%, 11/15/33	16,000,000	16,438,395
4.000%, 2/15/34	17,500,000	17,324,237
4.375%, 5/15/34	18,500,000	18,794,638
3.875%, 8/15/34	21,000,000	20,511,095
4.250%, 11/15/34	20,000,000	20,073,460
4.625%, 2/15/35	21,000,000	21,676,297
4.250%, 5/15/35	12,500,000	12,521,485

Total U.S. Treasury Obligations		1,650,750,550

Total Long-Term Debt Securities (92.0%) (Cost $3,878,554,416)		3,824,696,489

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (7.2%)
Schwab Intermediate-Term U.S. Treasury ETF (x)	1,900,000	47,557,000
Schwab Short-Term U.S. Treasury ETF	1,900,000	46,322,000
Vanguard Intermediate-Term Treasury ETF	2,050,000	122,610,500
Vanguard Short-Term Treasury ETF	1,400,000	82,292,000

Total Exchange Traded Funds (7.2%) (Cost $308,720,210)		298,781,500

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
Allspring Government Money Market Fund, Select Shares 4.26% (7 day yield) (xx)	1,000,000	$1,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	8,213,490	8,213,490
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 4.23% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		12,213,490

Total Short-Term Investments (0.3%) (Cost $12,213,490)		12,213,490

Total Investments in Securities (99.5%) (Cost $4,199,488,116)		4,135,691,479
Other Assets Less Liabilities (0.5%)		19,475,321

Net Assets (100%)		$4,155,166,800

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, the market value of these securities amounted to $10,054,570 or 0.2% of net assets.

(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $15,555,343. This was collateralized by $3,618,815 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.441%, maturing 4/30/27 – 5/15/51 and by cash of $12,213,490 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Financials	$—	$10,054,570	$—	$10,054,570
Exchange Traded Funds	298,781,500	—	—	298,781,500
Short-Term Investments
Investment Companies	12,213,490	—	—	12,213,490
U.S. Government Agency Securities	—	2,163,891,369	—	2,163,891,369
U.S. Treasury Obligations	—	1,650,750,550	—	1,650,750,550

Total Assets	$310,994,990	$3,824,696,489	$—	$4,135,691,479

Total	$310,994,990	$3,824,696,489	$—	$4,135,691,479

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$523,742,752
Long-term U.S. government debt securities	169,390,999

$693,133,751

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$538,856,100
Long-term U.S. government debt securities	293,957,666

$832,813,766

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,359,629
Aggregate gross unrealized depreciation	(84,238,331)

Net unrealized depreciation	$(63,878,702)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,199,570,181

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $4,199,488,116)	$4,135,691,479
Cash	14,829,545
Dividends, interest and other receivables	32,085,285
Receivable for Portfolio shares sold	128,537
Securities lending income receivable	3,004
Other assets	47,290

Total assets	4,182,785,140

LIABILITIES
Payable for return of collateral on securities loaned	12,213,490
Payable for securities purchased	10,003,500
Payable for Portfolio shares repurchased	4,021,549
Investment management fees payable	885,567
Administrative fees payable	305,073
Distribution fees payable – Class IB	51,517
Distribution fees payable – Class IA	16,764
Accrued expenses	120,880

Total liabilities	27,618,340

Commitments and contingent liabilities^
NET ASSETS	$4,155,166,800

Net assets were comprised of:
Paid in capital	$4,455,355,158
Total distributable earnings (loss)	(300,188,358)

Net assets	$4,155,166,800

Class IA
Net asset value, offering and redemption price per share, $82,370,262 / 8,398,140 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.81

Class IB
Net asset value, offering and redemption price per share, $251,700,113 / 25,835,098 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.74

Class K
Net asset value, offering and redemption price per share, $3,821,096,425 / 389,013,233 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.82

(x)	Includes value of securities on loan of $15,555,343.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest	$66,915,012
Dividends	5,231,529
Securities lending (net)	35,305

Total income	72,181,846

EXPENSES
Investment management fees	6,746,829
Administrative fees	1,890,633
Distribution fees – Class IB	314,115
Printing and mailing expenses	149,895
Professional fees	118,316
Distribution fees – Class IA	99,007
Trustees’ fees	68,999
Custodian fees	51,771
Miscellaneous	49,714

Gross expenses	9,489,279
Less: Waiver from investment manager	(452,186)
Voluntary waiver from investment manager	(773,883)

Net expenses	8,263,210

NET INVESTMENT INCOME (LOSS)	63,918,636

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(13,293,616)
Net change in unrealized appreciation (depreciation) on investments in securities	93,514,700

NET REALIZED AND UNREALIZED GAIN (LOSS)	80,221,084

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$144,139,720

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$63,918,636	$115,607,489
Net realized gain (loss)	(13,293,616)	(34,694,612)
Net change in unrealized appreciation (depreciation)	93,514,700	34,760,922

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	144,139,720	115,673,799

Distributions to shareholders:
Class IA	—	(1,965,340)
Class IB	—	(6,484,230)
Class K	—	(106,870,526)

Total distributions to shareholders	—	(115,320,096)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 928,682 and 1,450,594 shares, respectively ]	8,975,617	13,913,591
Capital shares issued in reinvestment of dividends [ 0 and 206,836 shares, respectively ]	—	1,965,340
Capital shares repurchased [ (773,826) and (1,239,102) shares, respectively ]	(7,464,990)	(11,888,522)

Total Class IA transactions	1,510,627	3,990,409

Class IB
Capital shares sold [ 2,171,194 and 5,777,300 shares, respectively ]	20,831,223	54,642,650
Capital shares issued in reinvestment of dividends [ 0 and 687,008 shares, respectively ]	—	6,484,230
Capital shares repurchased [ (3,423,137) and (5,772,340) shares, respectively ]	(32,800,570)	(54,977,271)

Total Class IB transactions	(11,969,347)	6,149,609

Class K
Capital shares sold [ 38,331,239 and 61,231,140 shares, respectively ]	370,499,414	584,909,911
Capital shares issued in reinvestment of dividends [ 0 and 11,246,103 shares, respectively ]	—	106,870,526
Capital shares repurchased [ (59,300,791) and (90,975,369) shares, respectively ]	(573,616,409)	(874,467,806)

Total Class K transactions	(203,116,995)	(182,687,369)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(213,575,715)	(172,547,351)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(69,435,995)	(172,193,648)
NET ASSETS:
Beginning of period	4,224,602,795	4,396,796,443

End of period	$4,155,166,800	$4,224,602,795

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IA			2024		2023	2022	2021	2020
Net asset value, beginning of period	$9.49		$9.50		$9.40	$10.29	$10.66	$10.39

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.23		0.18	0.09	0.06	0.10
Net realized and unrealized gain (loss)	0.18		—	#	0.18	(0.88)	(0.28)	0.33

Total from investment operations	0.32		0.23		0.36	(0.79)	(0.22)	0.43

Less distributions:
Dividends from net investment income	—		(0.24)		(0.26)	(0.09)	(0.08)	(0.10)
Distributions from net realized gains	—		—		—	(0.01)	(0.07)	(0.06)

Total dividends and distributions	—		(0.24)		(0.26)	(0.10)	(0.15)	(0.16)

Net asset value, end of period	$9.81		$9.49		$9.50	$9.40	$10.29	$10.66

Total return (b)	3.37%		2.46%		3.85%	(7.67)%	(2.08)%	4.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$82,370		$78,218		$74,371	$71,572	$84,502	$93,757
Ratio of expenses to average net assets:
After waivers (a)(f)	0.63	%(i)	0.64	%(r)	0.64%	0.65%	0.65%	0.67%
Before waivers (a)(f)	0.69%		0.69%		0.68%	0.67%	0.66%	0.67%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.84%		2.44%		1.92%	0.96%	0.57%	0.97%
Before waivers (a)(f)	2.78%		2.39%		1.88%	0.94%	0.55%	0.97%
Portfolio turnover rate^	17	%(z)	36%		21%	45%	31%	60%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023	2022	2021	2020
Net asset value, beginning of period	$9.43		$9.44		$9.34	$10.22	$10.60	$10.32

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.23		0.18	0.09	0.06	0.10
Net realized and unrealized gain (loss)	0.18		—	#	0.18	(0.87)	(0.29)	0.34

Total from investment operations	0.31		0.23		0.36	(0.78)	(0.23)	0.44

Less distributions:
Dividends from net investment income	—		(0.24)		(0.26)	(0.09)	(0.08)	(0.10)
Distributions from net realized gains	—		—		—	(0.01)	(0.07)	(0.06)

Total dividends and distributions	—		(0.24)		(0.26)	(0.10)	(0.15)	(0.16)

Net asset value, end of period	$9.74		$9.43		$9.44	$9.34	$10.22	$10.60

Total return (b)	3.29%		2.47%		3.87%	(7.62)%	(2.18)%	4.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$251,700		$255,302		$249,235	$258,718	$308,194	$356,527
Ratio of expenses to average net assets:
After waivers (a)(f)	0.63	%(i)	0.64	%(r)	0.64%	0.65%	0.65%	0.66%
Before waivers (a)(f)	0.69%		0.69%		0.68%	0.67%	0.66%	0.67%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.84%		2.44%		1.91%	0.96%	0.57%	0.97%
Before waivers (a)(f)	2.78%		2.39%		1.88%	0.94%	0.55%	0.97%
Portfolio turnover rate^	17	%(z)	36%		21%	45%	31%	60%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024		2023	2022	2021	2020
Net asset value, beginning of period	$9.49		$9.51		$9.40	$10.29	$10.66	$10.39

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.26		0.20	0.12	0.09	0.13
Net realized and unrealized gain (loss)	0.18		(0.01	)†	0.19	(0.88)	(0.29)	0.33

Total from investment operations	0.33		0.25		0.39	(0.76)	(0.20)	0.46

Less distributions:
Dividends from net investment income	—		(0.27)		(0.28)	(0.12)	(0.10)	(0.13)
Distributions from net realized gains	—		—		—	(0.01)	(0.07)	(0.06)

Total dividends and distributions	—		(0.27)		(0.28)	(0.13)	(0.17)	(0.19)

Net asset value, end of period	$9.82		$9.49		$9.51	$9.40	$10.29	$10.66

Total return (b)	3.48%		2.60%		4.21%	(7.43)%	(1.85)%	4.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,821,096		$3,891,083		$4,073,190	$6,217,249	$6,244,395	$7,604,364
Ratio of expenses to average net assets:
After waivers (a)(f)	0.38	%(i)	0.39	%(r)	0.39%	0.40%	0.40%	0.41%
Before waivers (a)(f)	0.44%		0.44%		0.43%	0.42%	0.41%	0.42%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.09%		2.68%		2.15%	1.23%	0.82%	1.22%
Before waivers (a)(f)	3.03%		2.63%		2.12%	1.21%	0.80%	1.22%
Portfolio turnover rate^	17	%(z)	36%		21%	45%	31%	60%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(i)	Includes voluntary waiver from investment manager of 0.04%.
(r)	Includes voluntary waiver from investment manager of 0.01%.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.8%)
ANZ Group Holdings Ltd.	93,411	$1,792,712
APA Group	40,602	218,320
Aristocrat Leisure Ltd.	40,397	1,732,693
ASX Ltd.	6,029	276,807
BHP Group Ltd.	160,568	3,883,660
BlueScope Steel Ltd.	14,521	220,862
Brambles Ltd.	43,000	662,797
CAR Group Ltd.	12,233	301,274
Cochlear Ltd.	2,035	402,363
Coles Group Ltd.	41,677	571,635
Commonwealth Bank of Australia	53,003	6,444,805
Computershare Ltd.	16,393	430,375
Evolution Mining Ltd.	63,420	325,154
Fortescue Ltd.	55,438	557,514
Glencore plc	491,139	1,911,923
Goodman Group (REIT)	64,740	1,458,919
Insurance Australia Group Ltd.	73,551	437,121
Lottery Corp. Ltd. (The)	126,400	443,404
Macquarie Group Ltd.	11,542	1,737,517
Medibank Pvt Ltd.	83,102	276,203
National Australia Bank Ltd.	96,826	2,508,257
Northern Star Resources Ltd.	85,873	1,048,396
Origin Energy Ltd.	56,798	403,347
Pro Medicus Ltd.	1,919	360,053
Qantas Airways Ltd.	25,023	176,876
QBE Insurance Group Ltd.	48,776	750,864
REA Group Ltd.	1,607	254,354
Reece Ltd.(x)	7,719	72,902
Rio Tinto Ltd.	11,543	813,869
Rio Tinto plc	35,944	2,094,421
Rio Tinto plc (ADR)	20,614	1,202,415
Santos Ltd.	100,992	509,144
Scentre Group (REIT)	171,976	402,942
SGH Ltd.	6,328	225,189
Sigma Healthcare Ltd.	146,247	287,795
Sonic Healthcare Ltd.	14,010	247,022
South32 Ltd.	150,206	287,677
Stockland (REIT)	77,967	275,043
Suncorp Group Ltd.	33,673	478,918
Telstra Group Ltd.	125,753	400,579
Transurban Group	99,611	916,515
Vicinity Ltd. (REIT)	116,616	189,574
Washington H Soul Pattinson & Co. Ltd.(x)	6,919	191,303
Wesfarmers Ltd.	36,172	2,017,609
Westpac Banking Corp.	107,982	2,406,374
WiseTech Global Ltd.	13,011	933,645
Woodside Energy Group Ltd.	61,217	952,052
Woolworths Group Ltd.	39,320	805,079

		45,298,272

Austria (0.4%)
Erste Group Bank AG	49,702	4,232,910
Mondi plc	14,685	239,772
OMV AG	4,648	252,841
Verbund AG	2,045	156,940

		4,882,463

Belgium (0.8%)
Ageas SA/NV	4,752	321,023
Anheuser-Busch InBev SA/NV	47,759	3,276,449
D’ieteren Group	734	157,706
Elia Group SA/NV, Class B	1,555	179,050
Groupe Bruxelles Lambert NV	2,520	214,618
KBC Group NV	7,141	737,373
Lotus Bakeries NV	13	125,110
Sofina SA	435	143,474
Syensqo SA	25,801	1,990,087
UCB SA	10,501	2,065,114

		9,210,004

Brazil (0.5%)
Ambev SA	492,200	1,203,979
B3 SA – Brasil Bolsa Balcao	409,800	1,096,702
Banco Bradesco SA (ADR)	319,703	987,882
Banco BTG Pactual SA	45,533	354,083
MercadoLibre, Inc.*	261	682,158
Petroleo Brasileiro SA – Petrobras (ADR)	53,367	667,621
TOTVS SA	86,300	672,057
XP, Inc., Class A	29,604	598,001
Yara International ASA	5,543	204,575

		6,467,058

Canada (1.0%)
Agnico Eagle Mines Ltd.	16,638	1,982,265
CAE, Inc.*	77,855	2,281,765
Canadian National Railway Co.	17,227	1,794,998
Element Fleet Management Corp.	55,153	1,381,508
Franco-Nevada Corp.	12,217	2,005,768
RB Global, Inc.	22,799	2,422,127

		11,868,431

Chile (0.1%)
Antofagasta plc	12,262	304,565
Sociedad Quimica y Minera de Chile SA (ADR)*	16,560	584,071

		888,636

China (1.3%)
Alibaba Group Holding Ltd.	54,400	760,912
Alibaba Group Holding Ltd. (ADR)	5,087	576,917
Baidu, Inc. (ADR)(x)*	9,781	838,818
BOC Hong Kong Holdings Ltd.	115,043	499,744
BYD Co. Ltd., Class H	124,500	1,942,847
China Life Insurance Co. Ltd., Class H	263,000	631,204
China Resources Gas Group Ltd.	119,400	304,966
Kingsoft Corp. Ltd.	80,000	416,818
Prosus NV	67,768	3,789,403
SITC International Holdings Co. Ltd.	47,000	150,581
Tencent Holdings Ltd.	23,800	1,525,029
TravelSky Technology Ltd., Class H	782,000	1,045,994
Wharf Holdings Ltd. (The)	37,315	113,609
Wilmar International Ltd.	64,455	145,486
Yangzijiang Shipbuilding Holdings Ltd.	79,100	138,106
Yum China Holdings, Inc. (New York Stock Exchange)	13,275	593,525
Yum China Holdings, Inc.(Hong Kong Stock Exchange)(x)	34,250	1,533,188

		15,007,147

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Colombia (0.2%)
Ecopetrol SA (ADR)(x)	60,372	$534,292
Grupo Cibest SA (ADR)	39,540	1,826,353

		2,360,645

Denmark (1.3%)
AP Moller – Maersk A/S, Class A(x)	91	168,100
AP Moller – Maersk A/S, Class B(x)	152	282,581
Carlsberg A/S, Class B	2,971	420,947
Coloplast A/S, Class B(x)	4,181	397,125
Danske Bank A/S	21,448	874,682
Demant A/S*	3,110	129,728
DSV A/S	6,515	1,565,554
Genmab A/S*	2,098	435,582
Novo Nordisk A/S, Class B	132,507	9,196,776
Novonesis Novozymes B	11,382	816,036
Orsted A/S(m)*	5,104	219,189
Pandora A/S	2,550	447,697
ROCKWOOL A/S, Class B	3,110	145,538
Tryg A/S	10,542	272,299
Vestas Wind Systems A/S	31,403	471,113

		15,842,947

Finland (0.6%)
Elisa OYJ	4,410	244,569
Fortum OYJ	13,951	261,130
Kesko OYJ, Class B	9,032	222,786
Kone OYJ, Class B	27,963	1,840,632
Metso OYJ	18,743	242,420
Neste OYJ	13,084	177,550
Nokia OYJ	165,603	859,487
Nordea Bank Abp	98,474	1,462,728
Orion OYJ, Class B	3,650	274,524
Sampo OYJ, Class A	78,007	838,941
Stora Enso OYJ, Class R	18,054	196,164
UPM-Kymmene OYJ	17,657	481,706
Wartsila OYJ Abp	16,509	389,713

		7,492,350

France (7.5%)
Accor SA	6,062	316,549
Aeroports de Paris SA	1,194	149,649
Air Liquide SA	33,186	6,846,476
Airbus SE	26,332	5,498,212
Alstom SA*	82,751	1,930,035
Amundi SA(m)	2,104	170,267
Arkema SA	1,861	137,120
AXA SA	102,340	5,023,377
BioMerieux	1,208	167,056
BNP Paribas SA	53,863	4,842,345
Bollore SE	23,698	148,787
Bouygues SA	6,017	272,169
Bureau Veritas SA	9,879	336,774
Capgemini SE	41,237	7,045,822
Carrefour SA	16,866	237,812
Cie de Saint-Gobain SA	23,361	2,741,902
Cie Generale des Etablissements Michelin SCA	21,606	802,718
Covivio SA (REIT)	1,895	119,535
Credit Agricole SA	33,025	624,957
Danone SA	20,578	1,681,276
Dassault Aviation SA	647	228,793
Dassault Systemes SE	50,841	1,840,363
Edenred SE	7,524	233,006
Eiffage SA	2,133	299,624
Engie SA	58,220	1,366,461
EssilorLuxottica SA	19,427	5,329,692
Eurazeo SE	1,187	84,663
FDJ United(m)	3,604	141,370
Gecina SA (REIT)	1,476	162,216
Getlink SE	9,354	180,594
Hermes International SCA	999	2,705,399
Ipsen SA	1,207	143,743
Kering SA	4,166	905,699
Klepierre SA (REIT)	6,690	263,523
Legrand SA	8,401	1,123,191
L’Oreal SA	7,595	3,248,485
LVMH Moet Hennessy Louis Vuitton SE	14,229	7,451,963
Orange SA	121,934	1,855,009
Pernod Ricard SA	20,634	2,056,272
Publicis Groupe SA	14,289	1,610,460
Renault SA	6,431	296,425
Rexel SA	7,227	222,531
Safran SA	21,657	7,038,447
Sartorius Stedim Biotech	987	235,783
Societe Generale SA	22,960	1,313,070
Sodexo SA	8,195	503,902
Teleperformance SE	1,700	164,847
Thales SA	5,105	1,500,953
TotalEnergies SE	69,509	4,265,850
Unibail-Rodamco-Westfield (REIT)	3,916	374,287
Veolia Environnement SA	19,940	710,522
Vinci SA	15,764	2,323,007

		89,272,988

Germany (8.5%)
adidas AG	5,451	1,271,038
Allianz SE (Registered)	16,889	6,845,662
BASF SE	28,450	1,402,841
Bayer AG (Registered)	30,549	918,882
Bayerische Motoren Werke AG	16,332	1,451,721
Bayerische Motoren Werke AG (Preference)(q)	1,695	140,363
Beiersdorf AG	10,320	1,295,877
Brenntag SE	3,816	252,622
Commerzbank AG	55,564	1,752,794
Continental AG	22,348	1,950,670
Covestro AG*	5,919	421,126
CTS Eventim AG & Co. KGaA	1,940	240,863
Daimler Truck Holding AG	28,628	1,354,627
Deutsche Bank AG (Registered)	58,997	1,749,202
Deutsche Boerse AG	11,725	3,824,394
Deutsche Lufthansa AG (Registered)	17,164	145,168
Deutsche Post AG	30,601	1,413,381
Deutsche Telekom AG (Registered)	167,326	6,104,238
Dr Ing hc F Porsche AG (Preference)(m)(q)(x)	3,885	191,932
E.ON SE	107,506	1,978,698
Evonik Industries AG	8,566	176,581
Fresenius Medical Care AG	6,387	366,022
Fresenius SE & Co. KGaA	13,722	689,872
GEA Group AG	32,365	2,264,587

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Hannover Rueck SE	1,873	$589,523
Heidelberg Materials AG	9,720	2,283,638
Henkel AG & Co. KGaA	3,201	231,893
Henkel AG & Co. KGaA (Preference)(q)	5,263	413,262
Infineon Technologies AG	41,627	1,770,882
Knorr-Bremse AG	2,353	227,419
LEG Immobilien SE	2,527	224,293
Mercedes-Benz Group AG	23,020	1,347,414
Merck KGaA	19,358	2,508,303
MTU Aero Engines AG	7,623	3,387,072
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	4,219	2,736,356
Nemetschek SE	1,796	260,219
Porsche Automobil Holding SE (Preference)(q)	4,680	185,726
Rational AG	170	142,579
Rheinmetall AG	2,285	4,836,834
RWE AG	58,721	2,450,707
SAP SE	55,915	17,003,069
Sartorius AG (Preference)(q)	852	216,781
Scout24 SE(m)	2,332	321,671
Siemens AG (Registered)	38,728	9,929,116
Siemens Energy AG*	21,519	2,485,655
Siemens Healthineers AG(m)	73,209	4,058,292
Symrise AG, Class A	14,729	1,546,581
Talanx AG	2,141	277,167
Volkswagen AG (Preference)(q)	6,666	703,715
Vonovia SE	37,926	1,336,227
Zalando SE(m)*	31,411	1,034,166

		100,711,721

Hong Kong (1.4%)
AIA Group Ltd.	662,852	5,944,596
AIA Group Ltd. (ADR)	33,599	1,215,612
CK Asset Holdings Ltd.	59,705	263,160
CK Infrastructure Holdings Ltd.	20,340	134,608
CLP Holdings Ltd.	53,564	451,032
Futu Holdings Ltd. (ADR)	1,653	204,294
Hang Seng Bank Ltd.	23,174	347,169
Henderson Land Development Co. Ltd.	44,906	157,029
HKT Trust & HKT Ltd.	131,042	195,646
Hong Kong & China Gas Co. Ltd.	348,330	292,422
Hong Kong Exchanges & Clearing Ltd.	37,439	1,997,395
Hongkong Land Holdings Ltd.	36,900	199,260
Jardine Matheson Holdings Ltd.	5,300	241,521
Link REIT (REIT)	86,378	461,052
MTR Corp. Ltd.	51,618	185,432
Power Assets Holdings Ltd.	42,996	276,326
Prudential plc	229,265	2,871,958
Sino Land Co. Ltd.	105,239	111,943
Sun Hung Kai Properties Ltd.	45,278	519,403
Swire Pacific Ltd., Class A	11,331	97,072
Techtronic Industries Co. Ltd.	45,500	500,213
WH Group Ltd.(m)	257,323	247,491
Wharf Real Estate Investment Co. Ltd.	50,330	142,335

		17,056,969

India (0.7%)
HDFC Bank Ltd.	91,755	2,141,414
HDFC Bank Ltd. (ADR)	22,123	1,696,170
ICICI Bank Ltd. (ADR)	70,368	2,367,180
Kotak Mahindra Bank Ltd.	20,679	521,677
Reliance Industries Ltd.	55,391	969,213
UPL Ltd.	76,674	591,193

		8,286,847

Ireland (0.5%)
AerCap Holdings NV	5,831	682,227
AIB Group plc	65,164	536,168
Bank of Ireland Group plc	33,499	476,876
Kerry Group plc, Class A	28,130	3,106,475
Kingspan Group plc	9,287	789,841

		5,591,587

Israel (0.6%)
Azrieli Group Ltd.	1,541	141,688
Bank Hapoalim BM	39,144	750,968
Bank Leumi Le-Israel BM	46,724	868,645
Check Point Software Technologies Ltd.*	14,039	3,106,129
Elbit Systems Ltd.	831	369,575
ICL Group Ltd.	24,296	166,551
Israel Discount Bank Ltd., Class A	38,336	381,960
Mizrahi Tefahot Bank Ltd.	5,225	340,494
Nice Ltd.*	1,955	331,705
Teva Pharmaceutical Industries Ltd. (ADR)*	36,521	612,092
Wix.com Ltd.*	1,756	278,256

		7,348,063

Italy (2.2%)
Banca Mediolanum SpA	8,430	145,178
Banco BPM SpA	35,992	420,237
BPER Banca SpA	30,498	277,198
Coca-Cola HBC AG	6,758	352,873
Davide Campari-Milano NV(x)	20,566	138,329
DiaSorin SpA	799	85,516
Enel SpA	259,256	2,460,227
Eni SpA	68,331	1,107,549
Ferrari NV	3,957	1,939,504
FinecoBank Banca Fineco SpA	19,000	421,547
Generali	27,339	972,882
Infrastrutture Wireless Italiane SpA(m)	7,623	93,207
Intesa Sanpaolo SpA	482,379	2,779,440
Leonardo SpA	71,770	4,039,392
Mediobanca Banca di Credito Finanziario SpA(x)	15,547	361,419
Moncler SpA	7,264	414,055
Nexi SpA(m)	17,287	103,323
Poste Italiane SpA(m)(x)	14,979	321,836
Prysmian SpA	41,936	2,965,887
Recordati Industria Chimica e Farmaceutica SpA	3,872	243,559
Ryanair Holdings plc	26,928	761,910
Snam SpA	62,578	379,036
Telecom Italia SpA*	347,002	171,103
Terna – Rete Elettrica Nazionale(x)	43,752	449,718
UniCredit SpA	71,684	4,805,490
Unipol Assicurazioni SpA	11,917	236,183

		26,446,598

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Japan (14.7%)
Advantest Corp.	24,500	$1,812,767
Advantest Corp. (ADR)(x)	23,393	1,730,146
Aeon Co. Ltd.(x)	23,552	722,890
AGC, Inc.(x)	6,250	183,457
Aisin Corp.	17,514	224,634
Ajinomoto Co., Inc.	28,436	771,892
ANA Holdings, Inc.	4,630	90,748
Asahi Group Holdings Ltd.(x)	44,961	601,801
Asahi Kasei Corp.	38,678	275,840
Asics Corp.	20,100	513,649
Astellas Pharma, Inc.	59,250	582,810
Bandai Namco Holdings, Inc.	18,457	662,763
Bridgestone Corp.(x)	17,764	727,805
Canon, Inc.(x)	29,930	870,642
Capcom Co. Ltd.	10,800	369,962
Central Japan Railway Co.	25,400	570,069
Chiba Bank Ltd. (The)(x)	17,672	163,767
Chubu Electric Power Co., Inc.	19,354	239,363
Chugai Pharmaceutical Co. Ltd.	21,441	1,120,402
Concordia Financial Group Ltd.	30,900	201,101
Dai Nippon Printing Co. Ltd.	12,962	197,124
Daifuku Co. Ltd.	9,600	248,125
Dai-ichi Life Holdings, Inc.	111,300	847,087
Daiichi Sankyo Co. Ltd.	82,761	1,933,897
Daikin Industries Ltd.	8,223	972,165
Daito Trust Construction Co. Ltd.	1,738	189,182
Daiwa House Industry Co. Ltd.	17,458	600,583
Daiwa Securities Group, Inc.	41,476	295,074
Denso Corp.	172,048	2,330,333
Dentsu Group, Inc.(x)	6,974	154,779
Disco Corp.	7,100	2,101,823
East Japan Railway Co.	28,175	608,089
Eisai Co. Ltd.	8,154	234,872
ENEOS Holdings, Inc.	84,838	421,289
FANUC Corp.	29,520	807,672
Fast Retailing Co. Ltd.	6,048	2,079,768
Fuji Electric Co. Ltd.	4,057	187,461
FUJIFILM Holdings Corp.	36,104	787,742
Fujikura Ltd.	7,800	410,082
Fujitsu Ltd.	56,140	1,370,314
Hankyu Hanshin Holdings, Inc.	7,600	206,882
Hikari Tsushin, Inc.	600	177,327
Hitachi Ltd.	502,610	14,676,400
Honda Motor Co. Ltd.	133,812	1,295,794
Hoshizaki Corp.(x)	3,600	124,396
Hoya Corp.	19,902	2,370,882
Hulic Co. Ltd.(x)	13,300	134,150
Idemitsu Kosan Co. Ltd.	27,175	165,120
IHI Corp.	22,500	2,443,665
Inpex Corp.(x)	27,300	383,893
Isuzu Motors Ltd.	16,869	214,428
ITOCHU Corp.	37,332	1,958,825
Japan Airlines Co. Ltd.	3,858	78,805
Japan Exchange Group, Inc.	30,900	313,388
Japan Post Bank Co. Ltd.	56,300	607,941
Japan Post Holdings Co. Ltd.	56,500	523,980
Japan Post Insurance Co. Ltd.	6,200	140,399
Japan Tobacco, Inc.(x)	38,300	1,129,811
JFE Holdings, Inc.(x)	18,676	217,490
Kajima Corp.	12,369	323,215
Kansai Electric Power Co., Inc. (The)	29,323	347,995
Kao Corp.(x)	15,167	680,069
Kawasaki Kisen Kaisha Ltd.(x)	10,600	150,456
KDDI Corp.	96,100	1,654,998
Keyence Corp.	11,932	4,792,520
Kikkoman Corp.	22,415	208,265
Kirin Holdings Co. Ltd.(x)	23,991	336,445
Kobe Bussan Co. Ltd.	5,100	158,590
Komatsu Ltd.	29,072	956,314
Konami Group Corp.	3,088	489,238
Kose Corp.	300	11,798
Kubota Corp.(x)	31,508	354,890
Kyocera Corp.	39,932	480,692
Kyowa Kirin Co. Ltd.(x)	7,067	120,994
Lasertec Corp.(x)	2,700	363,925
LY Corp.	275,000	1,012,881
M3, Inc.	13,300	183,377
Makita Corp.	7,492	231,672
Marubeni Corp.	45,468	919,748
MatsukiyoCocokara & Co.	10,600	218,433
Meiji Holdings Co. Ltd.	7,464	165,187
Minebea Mitsumi, Inc.	11,800	173,429
Mitsubishi Chemical Group Corp.	40,759	214,543
Mitsubishi Corp.	108,952	2,185,017
Mitsubishi Electric Corp.	60,671	1,310,701
Mitsubishi Estate Co. Ltd.	133,611	2,507,903
Mitsubishi HC Capital, Inc.	29,400	216,511
Mitsubishi Heavy Industries Ltd.	102,150	2,560,755
Mitsubishi UFJ Financial Group, Inc.	479,316	6,600,352
Mitsui & Co. Ltd.	78,208	1,600,493
Mitsui Fudosan Co. Ltd.	85,081	824,194
Mitsui OSK Lines Ltd.(x)	10,700	358,140
Mizuho Financial Group, Inc.	75,604	2,096,363
MonotaRO Co. Ltd.	8,000	158,050
MS&AD Insurance Group Holdings, Inc.	41,308	926,529
Murata Manufacturing Co. Ltd.	119,039	1,780,563
NEC Corp.	103,370	3,028,492
Nexon Co. Ltd.(x)	9,800	198,035
Nidec Corp.	25,968	505,817
Nintendo Co. Ltd.	35,190	3,391,807
Nippon Building Fund, Inc. (REIT)(x)	249	229,798
Nippon Paint Holdings Co. Ltd.(x)	32,000	257,769
Nippon Sanso Holdings Corp.	66,800	2,534,137
Nippon Steel Corp.	30,029	569,906
Nippon Telegraph & Telephone Corp.	956,100	1,022,460
Nippon Yusen KK(x)	13,632	491,114
Nissan Motor Co. Ltd.*	68,447	166,454
Nissin Foods Holdings Co. Ltd.	6,618	137,663
Nitori Holdings Co. Ltd.	2,450	236,825
Nitto Denko Corp.	21,955	425,592
Nomura Holdings, Inc.	93,508	618,170
Nomura Research Institute Ltd.	49,677	1,994,945
NTT Data Group Corp.	8,280	229,935
Obayashi Corp.	20,166	306,050
Obic Co. Ltd.	42,700	1,663,760
Olympus Corp.	34,808	414,539
Omron Corp.	5,244	141,802
Ono Pharmaceutical Co. Ltd.(x)	11,275	122,063
Oracle Corp.	8,140	971,396
Oriental Land Co. Ltd.	34,920	806,042

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
ORIX Corp.	37,410	$846,891
Osaka Gas Co. Ltd.	11,073	283,966
Otsuka Corp.	6,868	140,050
Otsuka Holdings Co. Ltd.(x)	14,300	710,109
Pan Pacific International Holdings Corp.	35,400	1,219,045
Panasonic Holdings Corp.	74,886	808,897
Rakuten Group, Inc.*	46,400	256,609
Recruit Holdings Co. Ltd.	44,700	2,649,314
Renesas Electronics Corp.	52,400	650,975
Resona Holdings, Inc.	65,359	604,550
Resonac Holdings Corp.	27,800	646,521
Ricoh Co. Ltd.	17,680	167,647
Sanrio Co. Ltd.	5,700	275,807
SBI Holdings, Inc.	8,860	309,474
SCREEN Holdings Co. Ltd.	2,500	204,160
SCSK Corp.	4,800	144,928
Secom Co. Ltd.	13,854	498,630
Sekisui Chemical Co. Ltd.	11,714	212,472
Sekisui House Ltd.	18,570	410,460
Seven & i Holdings Co. Ltd.	70,736	1,141,070
SG Holdings Co. Ltd.(x)	10,900	121,599
Shimadzu Corp.	8,140	201,910
Shimano, Inc.(x)	2,336	339,114
Shin-Etsu Chemical Co. Ltd.	56,920	1,886,200
Shionogi & Co. Ltd.	25,121	452,511
Shiseido Co. Ltd.(x)	11,922	213,057
SMC Corp.	3,348	1,209,888
SoftBank Corp.	912,200	1,412,594
SoftBank Group Corp.	30,444	2,222,969
Sompo Holdings, Inc.	28,581	862,362
Sony Group Corp.	258,920	6,706,514
Subaru Corp.	18,280	319,318
Sugi Holdings Co. Ltd.	23,800	544,571
SUMCO Corp.(x)	207,400	1,634,659
Sumitomo Corp.	35,128	909,637
Sumitomo Electric Industries Ltd.	22,260	478,419
Sumitomo Metal Mining Co. Ltd.(x)	8,191	202,493
Sumitomo Mitsui Financial Group, Inc.	165,756	4,182,892
Sumitomo Mitsui Trust Group, Inc.	54,366	1,449,332
Sumitomo Realty & Development Co. Ltd.(x)	10,326	399,186
Suntory Beverage & Food Ltd.	4,500	144,058
Suzuki Motor Corp.	118,144	1,429,985
Sysmex Corp.	15,700	274,086
T&D Holdings, Inc.	15,268	336,096
Taisei Corp.	5,136	299,590
Takeda Pharmaceutical Co. Ltd.	50,677	1,557,208
TDK Corp.	60,465	711,909
Terumo Corp.	92,700	1,705,878
TIS, Inc.	7,000	235,172
Toho Co. Ltd.	3,246	191,823
Tokio Marine Holdings, Inc.	58,145	2,467,443
Tokyo Electron Ltd.	14,108	2,711,777
Tokyo Gas Co. Ltd.	10,242	340,819
Tokyo Metro Co. Ltd.(x)	9,900	115,324
Tokyu Corp.	16,605	197,639
TOPPAN Holdings, Inc.	7,455	203,193
Toray Industries, Inc.	42,474	291,350
Toyota Industries Corp.	5,018	567,990
Toyota Motor Corp.	348,150	6,027,138
Toyota Tsusho Corp.	19,842	450,425
Trend Micro, Inc.	3,882	268,954
Unicharm Corp.(x)	34,746	251,055
West Japan Railway Co.	14,400	330,189
Yakult Honsha Co. Ltd.	8,014	150,953
Yamaha Motor Co. Ltd.(x)	28,696	215,113
Yokogawa Electric Corp.	7,703	206,209
Zensho Holdings Co. Ltd.	3,000	182,035
ZOZO, Inc.(x)	12,600	136,233

		174,447,805

Luxembourg (0.2%)
ArcelorMittal SA	14,552	460,593
CVC Capital Partners plc(m)	6,500	133,073
Eurofins Scientific SE	27,967	1,991,119

		2,584,785

Macau (0.1%)
Galaxy Entertainment Group Ltd.	72,000	319,645
Sands China Ltd.	313,200	651,939

		971,584

Mexico (0.3%)
Grupo Financiero Banorte SAB de CV, Class O	321,679	2,951,846

Netherlands (3.2%)
ABN AMRO Bank NV (CVA)(m)	14,928	408,662
Adyen NV(m)*	798	1,464,902
Aegon Ltd.	41,116	297,764
Akzo Nobel NV	14,127	988,469
Argenx SE*	1,928	1,066,957
Argenx SE (ADR)*	2,169	1,195,596
ASM International NV	2,557	1,636,731
ASML Holding NV	19,869	15,859,017
ASR Nederland NV	4,929	327,349
BE Semiconductor Industries NV	2,561	383,276
Euronext NV(m)	2,601	444,564
EXOR NV	2,749	277,189
Heineken Holding NV	4,030	300,257
Heineken NV	65,143	5,679,939
IMCD NV	1,938	260,361
ING Groep NV	100,325	2,201,180
JDE Peet’s NV	5,446	155,502
Koninklijke Ahold Delhaize NV	28,660	1,198,482
Koninklijke KPN NV	120,984	589,434
Koninklijke Philips NV	26,526	637,737
NN Group NV	8,825	586,509
Randstad NV(x)	3,640	168,079
Universal Music Group NV	34,847	1,128,000
Wolters Kluwer NV	7,603	1,271,298

		38,527,254

New Zealand (0.1%)
Auckland International Airport Ltd.	47,429	223,910
Contact Energy Ltd.	24,813	136,123
Fisher & Paykel Healthcare Corp. Ltd.	18,227	400,525
Infratil Ltd.	31,331	202,437
Meridian Energy Ltd.	38,837	139,671
Xero Ltd.*	4,779	565,525

		1,668,191

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Norway (0.7%)
Aker BP ASA	9,741	$249,145
DNB Bank ASA	108,759	3,006,157
Equinor ASA	26,053	659,376
Equinor ASA (ADR)	60,990	1,533,288
Gjensidige Forsikring ASA	6,399	162,143
Kongsberg Gruppen ASA	14,585	565,564
Mowi ASA	14,472	279,407
Norsk Hydro ASA	288,737	1,648,305
Orkla ASA	21,798	237,024
Salmar ASA	1,943	84,202
Telenor ASA	19,086	296,722

		8,721,333

Peru (0.1%)
Credicorp Ltd.	5,824	1,301,780

Poland (0.0%)†
InPost SA*	7,286	121,014

Portugal (0.1%)
EDP SA	98,110	425,524
Galp Energia SGPS SA	56,617	1,038,394
Jeronimo Martins SGPS SA	9,360	236,830

		1,700,748

Singapore (1.3%)
CapitaLand Ascendas REIT (REIT)	116,312	245,156
CapitaLand Integrated Commercial Trust (REIT)	181,537	309,819
CapitaLand Investment Ltd.	76,002	158,400
DBS Group Holdings Ltd.	179,626	6,344,478
Genting Singapore Ltd.	222,338	125,027
Grab Holdings Ltd., Class A*	76,330	383,940
Keppel Ltd.	47,385	276,521
Oversea-Chinese Banking Corp. Ltd.	107,852	1,383,457
Sea Ltd. (ADR)*	12,116	1,937,833
Sembcorp Industries Ltd.	27,800	149,768
Singapore Airlines Ltd.	46,305	253,831
Singapore Exchange Ltd.	26,002	304,294
Singapore Technologies Engineering Ltd.	94,819	580,920
Singapore Telecommunications Ltd.	240,619	722,898
STMicroelectronics NV	21,054	643,203
United Overseas Bank Ltd.	39,321	1,113,296

		14,932,841

South Africa (0.2%)
Anglo American plc	72,430	2,137,552

South Korea (0.4%)
Amorepacific Corp.	6,470	655,342
Delivery Hero SE(m)*	6,209	168,000
NAVER Corp.	5,183	1,008,104
Samsung Electronics Co. Ltd.	57,903	2,565,649

		4,397,095

Spain (2.4%)
Acciona SA(x)	878	158,032
ACS Actividades de Construccion y Servicios SA(x)	5,993	416,155
Aena SME SA(m)	24,430	652,094
Amadeus IT Group SA	78,413	6,602,364
Banco Bilbao Vizcaya Argentaria SA	181,798	2,795,715
Banco de Sabadell SA	169,614	540,051
Banco Santander SA	722,139	5,977,473
Bankinter SA(x)	21,352	278,680
CaixaBank SA	126,187	1,093,113
Cellnex Telecom SA(m)	58,051	2,253,160
EDP Renovaveis SA	10,538	117,615
Endesa SA(x)	10,185	322,611
Grifols SA*	8,450	103,020
Iberdrola SA	183,590	3,522,873
Industria de Diseno Textil SA	34,223	1,781,027
Redeia Corp. SA(x)	12,183	260,470
Repsol SA(x)	38,234	560,044
Telefonica SA(x)	116,732	612,995

		28,047,492

Sweden (1.7%)
AddTech AB, Class B	8,082	275,069
Alfa Laval AB	8,997	378,295
Assa Abloy AB, Class B	98,488	3,073,033
Atlas Copco AB, Class A	85,620	1,383,274
Atlas Copco AB, Class B	48,593	690,561
Beijer Ref AB, Class B(x)	11,587	182,913
Boliden AB*	8,505	265,284
Epiroc AB, Class A	20,493	444,911
Epiroc AB, Class B(x)	11,855	226,803
EQT AB	11,578	386,590
Essity AB, Class B	19,987	553,498
Evolution AB(m)	4,697	373,143
Fastighets AB Balder, Class B*	21,823	162,065
H & M Hennes & Mauritz AB, Class B(x)	18,421	258,765
Hexagon AB, Class B	64,561	649,370
Holmen AB, Class B	2,559	101,485
Industrivarden AB, Class C(x)	5,076	183,330
Industrivarden AB, Class A	3,925	142,382
Indutrade AB	8,171	222,997
Investment AB Latour, Class B	5,060	133,280
Investor AB, Class B	54,193	1,602,437
L E Lundbergforetagen AB, Class B	2,399	119,584
Lifco AB, Class B	7,076	286,304
Nibe Industrier AB, Class B(x)	47,126	200,939
Saab AB, Class B	10,574	589,674
Sagax AB, Class B	6,735	153,765
Sandvik AB	34,495	790,830
Securitas AB, Class B	14,744	220,516
Skandinaviska Enskilda Banken AB, Class A	51,131	892,275
Skanska AB, Class B	10,398	242,011
SKF AB, Class B	11,391	261,390
Svenska Cellulosa AB SCA, Class B	18,866	245,275
Svenska Handelsbanken AB, Class A	47,548	635,504
Swedbank AB, Class A	27,526	728,817
Swedish Orphan Biovitrum AB*	5,890	179,422
Tele2 AB, Class B	16,425	240,015
Telefonaktiebolaget LM Ericsson, Class B	89,811	768,352
Telia Co. AB	76,026	272,976
Trelleborg AB, Class B	6,266	233,198
Volvo AB, Class B	50,634	1,420,400

		20,170,732

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Switzerland (3.4%)
ABB Ltd. (Registered)	49,905	$2,975,620
Avolta AG	2,595	140,698
Baloise Holding AG (Registered)	1,279	301,757
Banque Cantonale Vaudoise (Registered)	1,022	117,792
Barry Callebaut AG (Registered)(x)	101	109,981
BKW AG	600	131,048
Chocoladefabriken Lindt & Spruengli AG	31	521,583
Chocoladefabriken Lindt & Spruengli AG (Registered)	3	499,842
Cie Financiere Richemont SA (Registered)	17,136	3,227,645
DSM-Firmenich AG	26,455	2,812,742
EMS-Chemie Holding AG (Registered)	209	157,781
Galderma Group AG	3,336	483,509
Geberit AG (Registered)	1,081	850,141
Givaudan SA (Registered)	294	1,423,220
Helvetia Holding AG (Registered)	1,131	265,271
Julius Baer Group Ltd.	28,155	1,903,377
Kuehne + Nagel International AG (Registered)(x)	1,502	324,933
Logitech International SA (Registered)	4,730	425,876
Lonza Group AG (Registered)	5,905	4,204,833
Partners Group Holding AG	728	949,625
Sandoz Group AG	12,998	711,290
Schindler Holding AG	1,266	470,691
Schindler Holding AG (Registered)	813	294,584
SGS SA (Registered)	4,714	478,262
SIG Group AG	8,965	165,640
Sika AG (Registered)	11,579	3,143,382
Sonova Holding AG (Registered)	4,309	1,283,821
Straumann Holding AG (Registered)	3,471	452,986
Swatch Group AG (The)(x)	932	151,643
Swiss Life Holding AG (Registered)	893	903,298
Swiss Prime Site AG (Registered)	2,404	359,941
Swisscom AG (Registered)	849	601,881
Temenos AG (Registered)	1,924	137,610
UBS Group AG (Registered)	161,929	5,479,606
VAT Group AG(m)	895	377,537
Zurich Insurance Group AG	4,665	3,260,708

		40,100,154

Taiwan (1.6%)
ASE Technology Holding Co. Ltd.	367,000	1,853,091
Delta Electronics, Inc.	89,000	1,258,284
Hon Hai Precision Industry Co. Ltd.	221,040	1,218,247
MediaTek, Inc.	59,000	2,524,648
Taiwan Semiconductor Manufacturing Co. Ltd.	307,000	11,139,943
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	6,698	1,517,030

		19,511,243

Thailand (0.0%)†
Kasikornbank PCL	86,200	403,042

United Kingdom (10.0%)
3i Group plc	31,027	1,754,676
Admiral Group plc	8,096	363,394
Ashtead Group plc	26,832	1,719,637
Associated British Foods plc	9,933	280,599
AstraZeneca plc	85,437	11,868,240
Auto Trader Group plc(m)	29,189	330,306
Aviva plc	277,365	2,357,450
BAE Systems plc	222,195	5,753,749
Barclays plc	1,470,250	6,807,182
Barratt Redrow plc	330,589	2,068,797
British American Tobacco plc	62,705	2,980,674
BT Group plc	189,215	503,219
Bunzl plc	10,284	327,499
Burberry Group plc*	23,818	386,440
Centrica plc	157,895	350,135
CK Hutchison Holdings Ltd.	88,205	542,717
Coca-Cola Europacific Partners plc	6,761	626,880
Compass Group plc	86,964	2,944,886
Croda International plc	4,055	162,753
DCC plc	3,077	199,694
Diageo plc	199,702	5,010,931
Entain plc	189,813	2,347,527
Flutter Entertainment plc, Class DI*	6,247	1,785,143
Halma plc	57,863	2,541,621
Hikma Pharmaceuticals plc	4,829	131,775
HSBC Holdings plc	744,824	9,015,370
Imperial Brands plc	42,914	1,694,723
Informa plc	41,365	457,531
InterContinental Hotels Group plc	4,928	561,717
International Consolidated Airlines Group SA(x)	46,859	220,017
Intertek Group plc	31,090	2,022,828
J Sainsbury plc	54,663	217,446
JD Sports Fashion plc	73,390	89,396
Kingfisher plc	56,380	225,050
Land Securities Group plc (REIT)	23,701	205,284
Legal & General Group plc	183,254	640,430
Lloyds Banking Group plc	1,904,522	2,005,124
London Stock Exchange Group plc	21,356	3,117,577
M&G plc	69,736	246,008
Marks & Spencer Group plc	63,794	310,337
Melrose Industries plc	611,830	4,457,809
National Grid plc	245,641	3,579,156
NatWest Group plc	403,924	2,835,438
Next plc	3,662	625,315
Pearson plc	18,333	269,641
Phoenix Group Holdings plc	23,370	211,239
Reckitt Benckiser Group plc	47,690	3,243,626
RELX plc (London Stock Exchange)	58,509	3,161,898
RELX plc (Turquoise Stock Exchange)	48,463	2,621,435
Rentokil Initial plc	425,858	2,058,215
Rolls-Royce Holdings plc	440,807	5,854,693
Sage Group plc (The)	31,105	533,917
Schroders plc	21,042	104,384
Segro plc (REIT)	42,705	398,375
Severn Trent plc	8,879	333,213
Smith & Nephew plc	25,830	394,620
Smiths Group plc	10,431	321,585
Spirax Group plc	2,213	180,893
SSE plc	124,303	3,124,135
Standard Chartered plc	118,768	1,967,735
Tesco plc	215,281	1,185,863
Unilever plc	78,986	4,797,591

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
United Utilities Group plc	21,204	$332,241
Vodafone Group plc	632,326	675,101
Whitbread plc	5,941	230,213
Wise plc, Class A*	21,857	312,021
WPP plc	33,546	236,036

		119,221,150

United States (8.4%)
Alcon AG	31,222	2,762,347
Amrize Ltd.*	16,614	828,763
BP plc	507,306	2,546,565
Carnival Corp.*	77,315	2,174,098
CRH plc	14,445	1,330,851
CSL Ltd.	15,434	2,432,611
CyberArk Software Ltd.*	1,463	595,265
Everest Group Ltd.	4,100	1,393,385
Experian plc	61,354	3,159,843
Ferrovial SE	15,326	817,091
GSK plc	130,373	2,487,495
Haleon plc	436,382	2,242,655
Holcim AG	16,614	1,233,303
ICON plc*	9,402	1,367,521
James Hardie Industries plc (CHDI)(x)*	56,408	1,548,109
Linde plc	5,994	2,812,265
Monday.com Ltd.*	1,163	365,740
Nestle SA (Registered)	120,223	11,944,268
Novartis AG (Registered)	60,215	7,298,351
Novartis AG (ADR)	13,940	1,686,879
QIAGEN NV*	31,955	1,538,968
Roche Holding AG (BMV Mexico Stock Exchange)	38,499	12,537,831
Roche Holding AG (OTC US Exchange)	1,005	348,321
Sanofi SA	51,456	4,982,961
Schneider Electric SE	40,344	10,730,742
Shell plc (BMV Mexico Stock Exchange)	109,952	3,884,244
Shell plc (London Stock Exchange)	189,591	6,645,282
Smurfit WestRock plc	31,370	1,352,946
Spotify Technology SA*	4,863	3,731,574
Stellantis NV	63,039	631,851
Swiss Re AG	9,614	1,661,806
Tenaris SA(x)	41,939	789,198

		99,863,129

Total Common Stocks (80.3%) (Cost $514,824,104)		955,813,496

EXCHANGE TRADED FUNDS (ETF):
Equity (9.1%)
iShares China Large-Cap ETF(x)	160,610	5,904,023
iShares Core MSCI EAFE ETF	286,000	23,875,280
iShares Latin America 40 ETF(x)	39,947	1,047,011
iShares MSCI Australia ETF(x)	61,615	1,621,707
iShares MSCI Austria ETF(x)	40,237	1,182,968
iShares MSCI Belgium ETF‡	65,797	1,451,021
iShares MSCI France ETF(x)	46,167	1,975,948
iShares MSCI Germany ETF(x)	143,510	6,071,908
iShares MSCI Indonesia ETF(x)	27,900	491,877
iShares MSCI Ireland ETF	17,700	1,187,316
iShares MSCI Israel ETF(x)	14,800	1,404,224
iShares MSCI Italy ETF(x)	95,024	4,574,455
iShares MSCI Mexico ETF(x)	4,548	275,427
iShares MSCI New Zealand ETF(x)	15,400	702,394
iShares MSCI Norway ETF(x)	30,300	844,461
iShares MSCI Poland ETF(x)	6,400	206,464
iShares MSCI Singapore ETF	24,763	643,343
iShares MSCI Spain ETF(x)	65,721	2,893,696
JPMorgan BetaBuilders Japan ETF	4,850	299,633
JPMorgan International Research Enhanced Equity ETF	59,700	4,224,969
SPDR Portfolio Developed World ex-US ETF	173,800	7,037,162
SPDR S&P Emerging Asia Pacific ETF(x)	5,079	641,974
Vanguard FTSE Developed Markets ETF	154,100	8,785,241
Vanguard FTSE Emerging Markets ETF	92,200	4,560,212
Vanguard FTSE Europe ETF	279,900	21,692,250
Vanguard FTSE Pacific ETF	54,900	4,511,682

Total Exchange Traded Funds (9.1%) (Cost $72,452,182)		108,106,646

SHORT-TERM INVESTMENTS:
Investment Companies (1.6%)
Allspring Government Money Market Fund, Select Shares 4.26% (7 day yield) (xx)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	11,959,621	11,959,621
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 4.23% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		18,959,621

Total Short-Term Investments (1.6%) (Cost $18,959,621)		18,959,621

Total Investments in Securities (91.0%) (Cost $606,235,907)		1,082,879,763
Other Assets Less Liabilities (9.0%)		106,788,426

Net Assets (100%)		$1,189,668,189

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the market value or fair value, as applicable, of these securities amounted to $13,508,185 or 1.1% of net assets.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

(q)   Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x) All or a portion of security is on loan at June 30, 2025.

(xx) At June 30, 2025, the Portfolio had loaned securities with a total value of $32,251,898. This was collateralized by $14,622,242 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/15/25 – 2/15/55 and by cash of $18,959,621 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israel New Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares MSCI Belgium ETF	65,797	1,376,805	52,394	(256,134)	42,259	(111,820)	1,451,021	19,073	—

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	749	9/2025	EUR	46,999,298	(33,457)
FTSE 100 Index	241	9/2025	GBP	29,076,426	(383,163)
SPI 200 Index	83	9/2025	AUD	11,658,650	5,893
TOPIX Index	150	9/2025	JPY	29,743,759	704,185

					293,458

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	16,379,798	USD	10,702,865	BNP Paribas	9/19/2025	95,505
EUR	1,750,682	USD	2,027,083	BNP Paribas	9/19/2025	46,162
GBP	6,941,237	USD	9,426,652	BNP Paribas	9/19/2025	106,176
JPY	178,388,160	USD	1,244,727	BNP Paribas	9/19/2025	5,306

Total unrealized appreciation						253,149

JPY	798,765,360	USD	5,616,182	BNP Paribas	9/19/2025	(18,934)
USD	18,703,433	EUR	16,046,033	BNP Paribas	9/19/2025	(299,084)

Total unrealized depreciation						(318,018)

Net unrealized depreciation						(64,869)

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 606,698, BRL 22,098, CAD 3,979, CHF 2,032, DKK 2,060, EUR 64,042,430, GBP 19,198,659, HKD 8,840, ILS 2,060, JPY 21,997,334, NOK 1,923, NZD 2,199, SEK 4,252 and SGD 7,440.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$1,202,415	$44,095,857	$—	$45,298,272
Austria	—	4,882,463	—	4,882,463
Belgium	—	9,210,004	—	9,210,004
Brazil	6,262,483	204,575	—	6,467,058
Canada	11,868,431	—	—	11,868,431
Chile	584,071	304,565	—	888,636
China	2,009,260	12,997,887	—	15,007,147
Colombia	2,360,645	—	—	2,360,645
Denmark	—	15,842,947	—	15,842,947
Finland	—	7,492,350	—	7,492,350
France	—	89,272,988	—	89,272,988
Germany	—	100,711,721	—	100,711,721
Hong Kong	1,860,687	15,196,282	—	17,056,969
India	4,063,350	4,223,497	—	8,286,847
Ireland	682,227	4,909,360	—	5,591,587
Israel	3,996,477	3,351,586	—	7,348,063
Italy	—	26,446,598	—	26,446,598
Japan	1,730,146	172,717,659	—	174,447,805
Luxembourg	—	2,584,785	—	2,584,785
Macau	—	971,584	—	971,584
Mexico	2,951,846	—	—	2,951,846
Netherlands	1,195,596	37,331,658	—	38,527,254
New Zealand	—	1,668,191	—	1,668,191
Norway	1,533,288	7,188,045	—	8,721,333

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Peru	$1,301,780	$—	$—	$1,301,780
Poland	—	121,014	—	121,014
Portugal	—	1,700,748	—	1,700,748
Singapore	2,321,773	12,611,068	—	14,932,841
South Africa	—	2,137,552	—	2,137,552
South Korea	—	4,397,095	—	4,397,095
Spain	—	28,047,492	—	28,047,492
Sweden	—	20,170,732	—	20,170,732
Switzerland	—	40,100,154	—	40,100,154
Taiwan	1,517,030	17,994,213	—	19,511,243
Thailand	—	403,042	—	403,042
United Kingdom	2,412,023	116,809,127	—	119,221,150
United States	14,126,727	85,736,402	—	99,863,129
Exchange Traded Funds	108,106,646	—	—	108,106,646
Forward Currency Contracts	—	253,149	—	253,149
Futures	710,078	—	—	710,078
Short-Term Investments
Investment Companies	18,959,621	—	—	18,959,621

Total Assets	$191,756,600	$892,086,390	$—	$1,083,842,990

Liabilities:
Forward Currency Contracts	$—	$(318,018)	$—	$(318,018)
Futures	(416,620)	—	—	(416,620)

Total Liabilities	$(416,620)	$(318,018)	$—	$(734,638)

Total	$191,339,980	$891,768,372	$—	$1,083,108,352

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	$253,149
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	710,078	*

Total		$963,227

	Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(318,018)
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	(416,620	)*

Total		$(734,638)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(9,992,956)	$(9,992,956)
Equity contracts	(26,969,118)	—	(26,969,118)

Total	$(26,969,118)	$(9,992,956)	$(36,962,074)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$96,472	$96,472
Equity contracts	1,298,923	—	1,298,923

Total	$1,298,923	$96,472	$1,395,395

^ The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$102,825,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$117,731,000
Average settlement value sold — in USD	137,111,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
BNP Paribas	$253,149	$(253,149)	$—	$—

Total	$253,149	$(253,149)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
BNP Paribas	$318,018	$(253,149)	$—	$64,869

Total	$318,018	$(253,149)	$—	$64,869

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$73,122,513
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$184,950,485

During the six months ended June 30, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 10%)*	Net Proceeds of Sales and Redemptions (affiliated 3%)*	Net Realized Gain (Loss)
$ 6,953,088	$5,371,667	$ (281,006)

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$483,398,128
Aggregate gross unrealized depreciation	(37,620,209)

Net unrealized appreciation	$445,777,919

Federal income tax cost of investments in securities and derivative instruments, if applicable	$637,330,433

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $709,164)	$1,451,021
Unaffiliated Issuers (Cost $605,526,743)	1,081,428,742
Cash	7,107,461
Foreign cash (Cost $101,627,347)	105,902,004
Cash held as collateral at broker for futures	7,777,870
Dividends, interest and other receivables	5,884,731
Receivable for securities sold	1,154,112
Due from broker for futures variation margin	391,596
Unrealized appreciation on forward foreign currency contracts	253,149
Receivable for Portfolio shares sold	182,512
Securities lending income receivable	45,590
Other assets	33,687

Total assets	1,211,612,475

LIABILITIES
Payable for return of collateral on securities loaned	18,959,621
Payable for securities purchased	688,901
Payable for Portfolio shares repurchased	679,408
Investment management fees payable	570,374
Unrealized depreciation on forward foreign currency contracts	318,018
Accrued India taxes	238,311
Distribution fees payable – Class IB	179,948
Administrative fees payable	115,607
Trustees’ fees payable	1,602
Accrued expenses	192,496

Total liabilities	21,944,286

Commitments and contingent liabilities^
NET ASSETS	$1,189,668,189

Net assets were comprised of:
Paid in capital	$740,514,079
Total distributable earnings (loss)	449,154,110

Net assets	$1,189,668,189

Class IB
Net asset value, offering and redemption price per share, $887,886,727 / 72,505,097 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.25

Class K
Net asset value, offering and redemption price per share, $301,781,462 / 24,540,505 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.30

(x)	Includes value of securities on loan of $32,251,898.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends ($19,073 of dividend income received from affiliates) (net of $1,913,958 foreign withholding tax)	$18,976,753
Interest	581,778
Securities lending (net)	350,865

Total income	19,909,396

EXPENSES
Investment management fees	3,381,848
Distribution fees – Class IB	1,066,408
Administrative fees	712,830
Custodian fees	214,125
Professional fees	72,999
Printing and mailing expenses	44,339
Trustees’ fees	18,785
Miscellaneous	68,029

Total expenses	5,579,363

NET INVESTMENT INCOME (LOSS)	14,330,033

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($42,259 realized gain (loss) from affiliates) (net of India tax of $33,194 on realized gain on investments)	55,002,285
Futures contracts	(26,969,118)
Forward foreign currency contracts	(9,992,956)
Foreign currency transactions	(820,661)

Net realized gain (loss)	17,219,550

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $107,656 on unrealized appreciation on investments) ($(111,820) of change in unrealized appreciation (depreciation) from affiliates)	121,407,500
Futures contracts	1,298,923
Forward foreign currency contracts	96,472
Foreign currency translations	11,927,247

Net change in unrealized appreciation (depreciation)	134,730,142

NET REALIZED AND UNREALIZED GAIN (LOSS)	151,949,692

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$166,279,725

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$14,330,033	$20,121,342
Net realized gain (loss)	17,219,550	57,434,947
Net change in unrealized appreciation (depreciation)	134,730,142	(34,561,436)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	166,279,725	42,994,853

Distributions to shareholders:
Class IB	—	(60,249,889)
Class K	—	(21,334,483)

Total distributions to shareholders	—	(81,584,372)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 15,765 shares, respectively ]	—	178,552
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (1,797,015) shares, respectively ]	—	(20,720,690)
Capital shares repurchased [ 0 and (75,461) shares, respectively ]	—	(854,172)

Total Class IA transactions	—	(21,396,310)

Class IB
Capital shares sold [ 976,898 and 1,518,473 shares, respectively ]	11,046,817	17,335,248
Capital shares issued in connection with share class combination (Note 1) [ 0 and 1,794,268 shares, respectively ]	—	20,720,690
Capital shares issued in reinvestment of dividends [ 0 and 5,411,205 shares, respectively ]	—	60,249,889
Capital shares repurchased [ (6,462,627) and (9,972,856) shares, respectively ]	(73,997,158)	(115,169,789)

Total Class IB transactions	(62,950,341)	(16,863,962)

Class K
Capital shares sold [ 51,242 and 288,213 shares, respectively ]	575,242	3,388,013
Capital shares issued in reinvestment of dividends [ 0 and 1,910,969 shares, respectively ]	—	21,334,483
Capital shares repurchased [ (2,118,255) and (3,924,857) shares, respectively ]	(24,342,162)	(45,338,705)

Total Class K transactions	(23,766,920)	(20,616,209)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(86,717,261)	(58,876,481)

TOTAL INCREASE (DECREASE) IN NET ASSETS	79,562,464	(97,466,000)
NET ASSETS:
Beginning of period	1,110,105,725	1,207,571,725

End of period	$1,189,668,189	$1,110,105,725

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024	2023	2022		2021		2020
Net asset value, beginning of period	$10.60		$11.03	$9.68	$11.52		$11.71		$11.16

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.19	0.18	0.18		0.16	(aa)	0.10
Net realized and unrealized gain (loss)	1.51		0.19	1.45	(1.82)		0.98		0.83

Total from investment operations	1.65		0.38	1.63	(1.64)		1.14		0.93

Less distributions:
Dividends from net investment income	—		(0.25)	(0.19)	(0.12)		(0.29)		(0.15)
Distributions from net realized gains	—		(0.56)	(0.09)	(0.08)		(1.04)		(0.23)

Total dividends and distributions	—		(0.81)	(0.28)	(0.20)		(1.33)		(0.38)

Net asset value, end of period	$12.25		$10.60	$11.03	$9.68		$11.52		$11.71

Total return (b)	15.57%		3.22%	16.85%	(14.12)%		10.02%		8.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$887,887		$827,090	$873,820	$849,464		$1,085,521		$1,087,227
Ratio of expenses to average net assets (a)(f)	1.04%		1.04%	1.04%	1.06	%(g)	1.07	%(g)	1.04	%(g)
Ratio of net investment income (loss) to average net assets (a)(f)	2.44%		1.61%	1.74%	1.85%		1.29	%(bb)	1.00%
Portfolio turnover rate^	7	%(z)	13%	14%	13%		12%		16%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024	2023	2022		2021		2020
Net asset value, beginning of period	$10.64		$11.06	$9.71	$11.55		$11.74		$11.18

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.22	0.21	0.21		0.19	(aa)	0.13
Net realized and unrealized gain (loss)	1.51		0.20	1.44	(1.82)		0.98		0.83

Total from investment operations	1.66		0.42	1.65	(1.61)		1.17		0.96

Less distributions:
Dividends from net investment income	—		(0.28)	(0.21)	(0.15)		(0.32)		(0.17)
Distributions from net realized gains	—		(0.56)	(0.09)	(0.08)		(1.04)		(0.23)

Total dividends and distributions	—		(0.84)	(0.30)	(0.23)		(1.36)		(0.40)

Net asset value, end of period	$12.30		$10.64	$11.06	$9.71		$11.55		$11.74

Total return (b)	15.60%		3.56%	17.07%	(13.88)%		10.25%		8.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$301,781		$283,016	$313,308	$329,204		$404,994		$411,657
Ratio of expenses to average net assets (a)(f)	0.79%		0.79%	0.79%	0.81	%(g)	0.82	%(g)	0.79	%(g)
Ratio of net investment income (loss) to average net assets (a)(f)	2.69%		1.87%	2.00%	2.09%		1.54	%(bb)	1.26%
Portfolio turnover rate^	7	%(z)	13%	14%	13%		12%		16%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.04%, 0.06% and 0.02% for the years ended December 31, 2022, 2021 and 2020, respectively.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.14 and $0.17 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.18% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (9.5%)
AGL Energy Ltd.	66,547	$426,154
ALS Ltd.	53,292	599,768
Amotiv Ltd. (x)	15,330	80,816
AMP Ltd.	278,263	230,755
Ampol Ltd.	26,192	443,713
Ansell Ltd.	16,041	319,783
ANZ Group Holdings Ltd.	327,027	6,276,189
APA Group (x)	142,328	765,310
ARB Corp. Ltd. (x)	8,575	184,547
Arena REIT (REIT)	43,802	106,953
Aristocrat Leisure Ltd.	68,747	2,948,671
ASX Ltd.	21,310	978,396
Atlas Arteria Ltd.	116,407	389,962
AUB Group Ltd.	12,814	299,222
Aurizon Holdings Ltd.	194,896	388,661
Austal Ltd.*	32,558	134,568
AVZ Minerals Ltd. (r)(x)*	316,830	—
Bank of Queensland Ltd.	72,702	372,264
Bapcor Ltd.	37,305	122,761
Beach Energy Ltd.	175,519	152,484
Bega Cheese Ltd. (x)	29,831	107,198
Bellevue Gold Ltd.*	141,098	83,577
Bendigo & Adelaide Bank Ltd.	62,461	519,614
BHP Group Ltd.	557,673	13,488,444
BlueScope Steel Ltd.	48,208	733,236
Boss Energy Ltd.*	45,030	138,402
Brambles Ltd.	151,987	2,342,708
Breville Group Ltd. (x)	11,074	214,934
Brickworks Ltd. (x)	9,582	216,940
BWP Trust (REIT)	61,169	141,710
Capricorn Metals Ltd.*	45,323	284,870
CAR Group Ltd.	41,512	1,022,356
Centuria Capital Group (REIT)	91,235	101,178
Centuria Industrial REIT (REIT) (x)	58,620	120,372
Challenger Ltd.	56,993	303,080
Charter Hall Group (REIT)	51,987	656,591
Charter Hall Long Wale REIT (REIT)	71,810	192,828
Charter Hall Retail REIT (REIT)	56,856	143,692
Clarity Pharmaceuticals Ltd. (x)*	31,079	51,137
Cleanaway Waste Management Ltd.	245,213	438,972
Cochlear Ltd.	7,191	1,421,815
Codan Ltd.	12,971	171,676
Coles Group Ltd.	147,311	2,020,495
Commonwealth Bank of Australia	183,931	22,364,761
Computershare Ltd.	61,144	1,605,250
Corporate Travel Management Ltd.	14,153	129,010
Credit Corp. Group Ltd.	7,481	66,617
Data#3 Ltd.	17,026	85,275
Deep Yellow Ltd. (x)*	106,861	117,452
Deterra Royalties Ltd. (x)	46,497	115,064
Dexus (REIT)	118,215	517,391
DigiCo Infrastructure REIT (REIT) (x)	42,852	94,762
Domino’s Pizza Enterprises Ltd. (x)	7,625	96,704
Downer EDI Ltd.	73,813	306,540
Dyno Nobel Ltd.	186,422	330,046
Eagers Automotive Ltd. (x)	18,721	215,005
Elders Ltd.	20,905	86,679
Emerald Resources NL (x)*	63,550	163,956
Endeavour Group Ltd.	167,319	441,585
Evolution Mining Ltd.	218,649	1,121,011
EVT Ltd. (x)	11,611	127,236
Flight Centre Travel Group Ltd.	21,230	174,377
Fortescue Ltd.	186,125	1,871,772
Generation Development Group Ltd.	37,499	135,740
Genesis Minerals Ltd.*	124,054	351,078
Glencore plc	1,733,916	6,749,850
Gold Road Resources Ltd.	119,145	256,418
Goodman Group (REIT)	223,227	5,030,433
GPT Group (The) (REIT)	210,541	670,667
GrainCorp Ltd., Class A	24,379	124,830
Guzman y Gomez Ltd. (x)*	5,131	95,534
Harvey Norman Holdings Ltd.	68,474	237,499
Helia Group Ltd.	29,948	110,969
HMC Capital Ltd. (REIT)	33,086	111,055
HomeCo Daily Needs REIT (REIT) (m)(x)	196,819	162,568
HUB24 Ltd.	8,922	523,608
IDP Education Ltd. (x)	30,592	73,892
IGO Ltd.	74,076	203,301
Iluka Resources Ltd.	47,069	117,718
Imdex Ltd.	56,256	100,708
Ingenia Communities Group (REIT)	41,214	148,374
Inghams Group Ltd.	40,851	95,446
Insignia Financial Ltd.*	73,719	176,121
Insurance Australia Group Ltd.	259,968	1,545,014
IPH Ltd.	27,058	81,562
IRESS Ltd.	20,530	108,095
JB Hi-Fi Ltd. (x)	12,017	872,757
Judo Capital Holdings Ltd.*	122,814	126,499
Lendlease Corp. Ltd. (x)	72,051	255,122
Lifestyle Communities Ltd.	12,578	57,947
Liontown Resources Ltd. (x)*	181,426	83,584
Lottery Corp. Ltd. (The)	244,637	858,172
Lovisa Holdings Ltd.	7,423	154,771
Lynas Rare Earths Ltd.*	95,543	541,411
Macquarie Group Ltd.	38,959	5,864,835
Macquarie Technology Group Ltd.*	1,671	73,179
Magellan Financial Group Ltd.	18,111	102,033
Medibank Pvt Ltd.	302,692	1,006,045
Megaport Ltd.*	17,635	167,598
Mesoblast Ltd.*	107,525	117,120
Metcash Ltd.	120,745	310,721
Mineral Resources Ltd.*	19,223	272,769
Mirvac Group (REIT)	433,689	627,951
Monadelphous Group Ltd.	10,853	125,429
National Australia Bank Ltd.	337,478	8,742,295
National Storage REIT (REIT)	151,874	229,899
Netwealth Group Ltd.	13,721	303,334
Neuren Pharmaceuticals Ltd.*	14,296	132,760
New Hope Corp. Ltd.	56,676	138,015
NEXTDC Ltd. (x)*	70,483	672,632
nib holdings Ltd.	53,431	248,973
Nick Scali Ltd.	8,410	100,793
Nine Entertainment Co. Holdings Ltd.	146,404	156,578
Northern Star Resources Ltd.	152,415	1,860,786
NRW Holdings Ltd.	50,250	98,885
Nufarm Ltd. (x)*	42,094	68,152
Nuix Ltd.*	25,446	36,677
Orica Ltd.	53,566	687,109
Origin Energy Ltd.	189,347	1,344,636

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Orora Ltd.	147,664	$183,680
Paladin Energy Ltd. (x)*	42,529	225,883
Perpetual Ltd.	12,586	149,600
Perseus Mining Ltd.	150,817	337,485
PEXA Group Ltd.*	14,248	127,532
Pilbara Minerals Ltd.*	332,461	292,110
Pinnacle Investment Management Group Ltd.	20,176	272,747
PolyNovo Ltd. (x)*	75,930	59,718
Premier Investments Ltd. (x)	11,071	147,403
Pro Medicus Ltd.	5,972	1,120,499
Qantas Airways Ltd.	166,316	1,175,610
QBE Insurance Group Ltd.	165,459	2,547,097
Qube Holdings Ltd.	194,410	547,630
Ramelius Resources Ltd.	126,965	210,576
Ramsay Health Care Ltd.	20,499	495,000
REA Group Ltd.	5,663	896,331
Reece Ltd. (x)	26,270	248,106
Region Group (REIT)	127,809	185,058
Regis Resources Ltd.*	83,034	239,908
Rio Tinto Ltd.	40,800	2,876,710
Rio Tinto plc	167,304	9,748,636
Sandfire Resources Ltd. (x)*	50,416	372,294
Santos Ltd.	356,963	1,799,604
Scentre Group (REIT)	571,724	1,339,557
SEEK Ltd.	39,218	620,762
SGH Ltd.	21,919	780,013
Sigma Healthcare Ltd.	634,275	1,248,170
SiteMinder Ltd. (x)*	27,053	78,876
SmartGroup Corp. Ltd.	14,715	71,376
Sonic Healthcare Ltd.	52,801	930,979
South32 Ltd.	496,509	950,922
Spartan Resources Ltd.*	101,284	132,320
Steadfast Group Ltd.	121,592	480,955
Stockland (REIT)	262,374	925,573
Suncorp Group Ltd.	119,018	1,692,748
Super Retail Group Ltd.	17,374	162,830
Tabcorp Holdings Ltd.	251,130	118,176
Technology One Ltd. (x)	33,103	893,474
Telix Pharmaceuticals Ltd.*	31,842	511,765
Telstra Group Ltd.	1,269,948	4,045,351
Temple & Webster Group Ltd.*	10,469	146,898
TPG Telecom Ltd. (x)	47,003	164,884
Transurban Group	341,164	3,139,028
Treasury Wine Estates Ltd.	89,184	458,419
Vault Minerals Ltd.*	747,659	206,670
Ventia Services Group Pty. Ltd.	94,026	320,555
Vicinity Ltd. (REIT)	425,289	691,363
Virgin Australia International Holdings Pty. Ltd. (r)*	190,064	—
Viva Energy Group Ltd. (m)	124,452	176,921
Washington H Soul Pattinson & Co. Ltd. (x)	27,484	759,902
Waypoint REIT Ltd. (REIT)	73,844	119,557
WEB Travel Group Ltd.*	41,651	121,986
Wesfarmers Ltd.	124,749	6,958,276
West African Resources Ltd.*	125,273	187,158
Westgold Resources Ltd.	103,657	195,797
Westpac Banking Corp.	377,048	8,402,499
Whitehaven Coal Ltd.	91,951	328,610
WiseTech Global Ltd.	20,586	1,477,212
Woodside Energy Group Ltd.	208,692	3,245,596
Woolworths Group Ltd.	134,265	2,749,082
Worley Ltd.	54,083	465,579
Yancoal Australia Ltd.	43,539	165,340
Zip Co. Ltd.*	143,497	289,939

		183,831,577

Austria (0.1%)
Mondi plc	70,431	1,149,974

Belgium (0.6%)
Anheuser-Busch InBev SA/NV	175,892	12,066,861

Brazil (0.0%)†
Karoon Energy Ltd.	83,602	105,644

Canada (0.0%)†
Capstone Copper Corp. (CRDI)*	18,933	117,380
Champion Iron Ltd.	42,721	117,247

		234,627
Chile (0.1%)
Antofagasta plc	55,065	1,367,710

China (0.6%)
Prosus NV	219,044	12,248,346

Finland (0.7%)
Nokia OYJ	879,561	4,564,964
Nordea Bank Abp	566,728	8,418,149

		12,983,113

France (11.8%)
Air Liquide SA	99,163	20,457,938
Airbus SE	100,876	21,063,254
AXA SA	321,255	15,768,858
BNP Paribas SA	183,001	16,451,999
Cie de Saint-Gobain SA	85,554	10,041,553
Danone SA	110,230	9,006,079
EssilorLuxottica SA	53,129	14,575,652
Hermes International SCA	6,021	16,305,513
L’Oreal SA	41,311	17,669,278
LVMH Moet Hennessy Louis Vuitton SE	43,710	22,891,651
Pernod Ricard SA	33,750	3,363,342
Safran SA	64,214	20,869,319
TotalEnergies SE	389,162	23,883,337
Vinci SA	99,844	14,713,166

		227,060,939

Germany (11.9%)
adidas AG	30,858	7,195,320
Allianz SE (Registered)	66,201	26,833,423
BASF SE	153,006	7,544,571
Bayer AG (Registered)	168,418	5,065,837
Bayerische Motoren Werke AG	51,129	4,544,760
Deutsche Boerse AG	32,281	10,529,234
Deutsche Post AG	160,480	7,412,157
Deutsche Telekom AG (Registered)	616,938	22,506,584
Infineon Technologies AG	223,876	9,524,058
Mercedes-Benz Group AG	123,408	7,223,358
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	22,397	14,526,230
Rheinmetall AG	7,823	16,559,540
SAP SE	175,456	53,354,028

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Siemens AG (Registered)	128,917	$33,051,846
Volkswagen AG (Preference) (q)	35,350	3,731,825

		229,602,771

Hong Kong (0.3%)
Prudential plc	421,377	5,278,507

Indonesia (0.0%)†
Nickel Industries Ltd.	231,031	105,677

Italy (3.3%)
Coca-Cola HBC AG	32,355	1,689,436
Enel SpA	1,331,742	12,637,653
Eni SpA	367,746	5,960,645
Ferrari NV	20,834	10,211,681
Intesa Sanpaolo SpA	2,506,700	14,443,461
UniCredit SpA	267,035	17,901,261

		62,844,137

Ivory Coast (0.0%)†
Endeavour Mining plc	28,230	863,348

Japan (24.6%)
77 Bank Ltd. (The)	5,460	186,657
ABC-Mart, Inc.	11,100	228,313
Acom Co. Ltd.	36,258	107,536
Adastria Co. Ltd.	4,227	87,502
ADEKA Corp.	5,816	111,389
Advantest Corp. (x)	52,869	3,911,803
Aeon Co. Ltd. (x)	71,886	2,206,409
Aeon Delight Co. Ltd.	2,300	85,928
AEON Financial Service Co. Ltd. (x)	10,296	91,839
Aeon Hokkaido Corp.	6,749	41,664
AGC, Inc. (x)	16,996	498,886
Ai Holdings Corp.	4,238	69,012
Aica Kogyo Co. Ltd.	4,388	109,635
Aichi Financial Group, Inc.	5,726	100,917
Aichi Steel Corp. (x)	8,040	119,312
Aiful Corp.	20,636	60,473
Ain Holdings, Inc.	2,727	102,979
Air Water, Inc.	14,881	222,484
Airtrip Corp. (x)	8,559	51,649
Aisan Industry Co. Ltd.	7,700	89,884
Aisin Corp.	40,680	521,759
Ajinomoto Co., Inc.	76,430	2,074,684
Akita Bank Ltd. (The)	4,106	85,824
Alfresa Holdings Corp.	13,732	187,998
Alpen Co. Ltd.	4,000	65,887
Alpha Systems, Inc.	3,196	80,008
Alps Alpine Co. Ltd.	16,017	172,677
Amada Co. Ltd.	27,419	299,980
Amano Corp.	5,299	164,999
Amvis Holdings, Inc. (x)	40,787	137,085
ANA Holdings, Inc.	45,238	886,665
Anritsu Corp.	11,754	152,470
Aozora Bank Ltd. (x)	10,221	153,452
Appier Group, Inc.	8,814	99,827
Arclands Corp.	3,733	45,831
ARE Holdings, Inc.	5,730	71,821
Argo Graphics, Inc.	3,309	120,636
Ariake Japan Co. Ltd.	1,540	70,795
Artience Co. Ltd.	1,695	35,488
As One Corp.	5,908	102,197
Asahi Group Holdings Ltd. (x)	125,655	1,681,886
Asahi Intecc Co. Ltd.	21,990	348,697
Asahi Kasei Corp.	115,868	826,335
Asics Corp.	60,744	1,552,293
ASKUL Corp.	4,548	48,637
Astellas Pharma, Inc.	149,430	1,469,863
Aucnet, Inc.	6,167	69,119
Autobacs Seven Co. Ltd.	5,122	51,040
Awa Bank Ltd. (The)	2,224	44,370
Axial Retailing, Inc.	8,516	66,529
Azbil Corp.	47,328	450,258
AZ-COM MARUWA Holdings, Inc.	4,260	30,204
Bandai Namco Holdings, Inc.	47,836	1,717,718
Bank of Iwate Ltd. (The)	5,563	117,630
Base Co. Ltd.	2,953	70,747
baudroie, Inc.*	5,137	112,903
BayCurrent, Inc.	13,549	698,126
Belc Co. Ltd.	2,242	115,521
Bell System24 Holdings, Inc.	13,200	117,696
Bic Camera, Inc.	10,045	115,374
BIPROGY, Inc.	5,369	224,670
BML, Inc.	2,892	66,474
Bridgestone Corp.	50,963	2,087,995
Brother Industries Ltd.	22,856	395,363
Buffalo, Inc.	2,177	34,634
Bunka Shutter Co. Ltd.	6,786	111,305
Calbee, Inc.	7,612	145,099
Canon Electronics, Inc.	2,833	50,186
Canon Marketing Japan, Inc. (x)	3,480	127,861
Canon, Inc. (x)	83,165	2,419,209
Capcom Co. Ltd.	34,230	1,172,574
Casio Computer Co. Ltd.	13,340	101,899
Central Glass Co. Ltd.	3,878	80,062
Central Japan Railway Co.	67,460	1,514,050
Change Holdings, Inc. (x)	12,222	97,942
Chiba Bank Ltd. (The) (x)	45,706	423,559
Chofu Seisakusho Co. Ltd. (x)	3,200	40,599
Chubu Electric Power Co., Inc.	61,364	758,927
Chudenko Corp.	4,078	94,159
Chugai Pharmaceutical Co. Ltd.	51,909	2,712,512
Chugin Financial Group, Inc.	13,443	163,037
Chugoku Electric Power Co., Inc. (The) (x)	24,265	120,141
Citizen Watch Co. Ltd.	16,406	97,407
CKD Corp.	4,836	88,422
Cleanup Corp.	10,500	49,509
Coca-Cola Bottlers Japan Holdings, Inc. (x)	14,253	230,168
COLOPL, Inc.	32,547	121,369
Colowide Co. Ltd.	5,764	75,910
COMSYS Holdings Corp.	10,500	243,387
Comture Corp.	3,705	43,738
Concordia Financial Group Ltd.	96,536	628,267
Cosel Co. Ltd.	4,700	36,554
Cosmo Energy Holdings Co. Ltd.	5,287	226,782
Cosmos Pharmaceutical Corp.	3,986	253,130
Create Restaurants Holdings, Inc.	11,134	110,022
Create SD Holdings Co. Ltd.	2,762	61,472
Credit Saison Co. Ltd.	13,432	363,771
Curves Holdings Co. Ltd.	10,714	51,485
CyberAgent, Inc.	39,456	452,084
Cybozu, Inc.	5,286	137,284

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Dai Nippon Printing Co. Ltd.	40,046	$609,012
Daicel Corp.	22,828	191,733
Daido Steel Co. Ltd.	1,822	12,598
Daiei Kankyo Co. Ltd. (x)	5,958	130,740
Daifuku Co. Ltd.	27,252	704,364
Daihen Corp.	2,153	95,536
Daiho Corp.	7,140	39,269
Dai-ichi Life Holdings, Inc.	310,384	2,362,285
Daiichi Sankyo Co. Ltd.	154,432	3,608,650
Daiki Aluminium Industry Co. Ltd.	6,333	42,658
Daikin Industries Ltd.	22,066	2,608,754
Daio Paper Corp.	8,061	44,726
Daiseki Co. Ltd.	2,316	56,048
Daishi Hokuetsu Financial Group, Inc.	5,175	119,847
Daito Trust Construction Co. Ltd.	5,449	593,126
Daiwa House Industry Co. Ltd.	49,646	1,707,901
Daiwa Securities Group, Inc.	121,877	867,074
Daiwabo Holdings Co. Ltd.	8,725	157,135
DCM Holdings Co. Ltd.	10,117	93,649
DeNA Co. Ltd. (x)	8,681	161,075
Denka Co. Ltd.	5,919	81,383
Denso Corp.	165,887	2,246,884
Dentsu Group, Inc. (x)	18,243	404,879
Dentsu Soken, Inc.	2,820	131,595
Dexerials Corp. (x)	16,359	253,613
DIC Corp. (x)	8,900	179,261
Digital Arts, Inc.	1,151	60,665
Digital Garage, Inc.	3,387	111,132
dip Corp.	2,786	44,110
Disco Corp.	8,440	2,498,505
DMG Mori Co. Ltd.	11,229	258,804
Doutor Nichires Holdings Co. Ltd.	5,044	91,910
Dowa Holdings Co. Ltd.	5,600	181,683
DTS Corp.	4,573	164,178
Duskin Co. Ltd.	4,370	120,262
DyDo Group Holdings, Inc. (x)	4,246	78,460
Eagle Industry Co. Ltd.	8,812	117,489
Earth Corp.	1,236	41,928
East Japan Railway Co.	93,621	2,020,583
Ebara Corp.	35,025	675,667
EDION Corp.	43	630
Eiken Chemical Co. Ltd.	478	7,073
Eisai Co. Ltd.	21,105	607,920
Eizo Corp.	5,266	78,951
Elan Corp.	9,238	49,845
Elecom Co. Ltd.	4,016	50,477
Electric Power Development Co. Ltd.	7,176	122,386
ENEOS Holdings, Inc.	255,946	1,270,977
en-Japan, Inc.	2,579	29,837
Exedy Corp.	3,400	97,510
EXEO Group, Inc.	19,600	249,891
Ezaki Glico Co. Ltd. (x)	4,571	146,330
FANUC Corp.	81,180	2,221,098
Fast Retailing Co. Ltd.	11,947	4,108,298
Financial Partners Group Co. Ltd.	5,886	97,565
Food & Life Cos. Ltd.	9,290	452,549
FP Corp.	3,160	58,239
Fudo Tetra Corp.	6,411	100,658
Fuji Co. Ltd. (x)	3,941	54,488
Fuji Corp. (x)	5,877	109,659
Fuji Electric Co. Ltd.	9,979	461,097
Fuji Kyuko Co. Ltd.	2,194	31,736
Fuji Media Holdings, Inc.	20,394	471,453
Fuji Oil Co. Ltd.	4,030	79,058
Fuji Seal International, Inc.	4,473	86,630
FUJIFILM Holdings Corp.	101,443	2,213,353
Fujikura Ltd.	18,448	969,896
Fujimi, Inc.	6,846	97,267
Fujitec Co. Ltd.	5,445	234,354
Fujitsu General Ltd.	4,465	86,661
Fujitsu Ltd.	157,860	3,853,185
Fukui Computer Holdings, Inc.	1,895	39,241
Fukuoka Financial Group, Inc.	16,400	439,254
Fukuyama Transporting Co. Ltd.	2,128	49,799
FULLCAST Holdings Co. Ltd.	4,492	53,185
Funai Soken Holdings, Inc.	3,831	64,539
Furukawa Electric Co. Ltd.	5,789	282,727
Fuso Chemical Co. Ltd.	1,687	45,337
Futaba Industrial Co. Ltd.	9,500	52,842
Future Corp.	8,216	122,494
Fuyo General Lease Co. Ltd.	5,955	161,276
G-7 Holdings, Inc.	5,406	49,741
Galilei Co. Ltd.	4,744	100,477
Genky DrugStores Co. Ltd.	3,812	100,988
Geo Holdings Corp.	6,023	64,452
Giken Ltd.	5,478	55,881
GLOBERIDE, Inc.	2,998	44,032
Glory Ltd.	4,557	106,421
GMO GlobalSign Holdings KK(x)	3,313	47,600
GMO internet group, Inc.	5,420	135,759
GMO Internet, Inc. (x)	5,707	73,871
GMO Payment Gateway, Inc.	3,903	253,171
Goldwin, Inc.	2,916	164,364
GREE Holdings, Inc.	19,104	69,117
GS Yuasa Corp.	5,471	102,426
GungHo Online Entertainment, Inc.	4,739	90,877
Gunma Bank Ltd. (The)	29,571	248,573
Gunze Ltd.	4,484	111,162
H2O Retailing Corp.	14,548	191,239
Hachijuni Bank Ltd. (The) (x)	43,000	349,661
Hakuhodo DY Holdings, Inc.	27,115	225,103
Hakuto Co. Ltd.	4,412	112,747
Halows Co. Ltd.	3,661	122,792
Hamamatsu Photonics KK	26,724	325,873
Hankyu Hanshin Holdings, Inc.	22,548	613,785
Hanwa Co. Ltd.	3,585	135,429
Haseko Corp.	16,475	247,517
Hazama Ando Corp.	13,771	138,757
Heiwa Corp.	4,550	66,352
Heiwa Real Estate Co. Ltd.	7,756	117,952
Heiwado Co. Ltd.	2,453	48,207
Hikari Tsushin, Inc.	1,831	541,143
Hino Motors Ltd.*	22,963	57,246
Hioki EE Corp.	1,430	56,602
Hirogin Holdings, Inc.	22,190	185,989
Hirose Electric Co. Ltd.	2,789	338,155
HIS Co. Ltd.	3,292	30,976
Hisamitsu Pharmaceutical Co., Inc.	3,740	106,586
Hitachi Construction Machinery Co. Ltd.	6,567	196,091
Hitachi Ltd.	433,107	12,646,887
Hochiki Corp.	3,355	72,573

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Hokkaido Electric Power Co., Inc. (x)	22,712	$118,461
Hokkaido Gas Co. Ltd.	8,550	35,268
Hokkoku Financial Holdings, Inc.	1,084	36,433
Hokuetsu Corp.	10,903	79,574
Hokuhoku Financial Group, Inc. (x)	10,686	203,064
Hokuriku Electric Power Co.	17,392	86,897
Honda Motor Co. Ltd.	398,459	3,858,554
Horiba Ltd.	3,816	298,247
Hoshizaki Corp. (x)	11,077	382,759
Hosiden Corp.	6,570	101,101
House Foods Group, Inc.	5,762	112,135
Hoya Corp.	32,960	3,926,453
Hulic Co. Ltd. (x)	28,940	291,902
Hyakugo Bank Ltd. (The)	17,673	84,803
Hyakujushi Bank Ltd. (The)	2,900	84,278
Ibiden Co. Ltd. (x)	10,054	443,129
Ichibanya Co. Ltd.	6,340	40,636
Ichigo, Inc.	44,705	125,418
Idec Corp.	3,977	62,884
Idemitsu Kosan Co. Ltd.	78,352	476,081
IDOM, Inc.	10,714	78,864
IHI Corp.	13,651	1,482,599
Iida Group Holdings Co. Ltd. (x)	15,482	218,514
Iino Kaiun Kaisha Ltd.	12,669	89,032
Inaba Denki Sangyo Co. Ltd.	6,062	166,615
Inabata & Co. Ltd.	2,307	51,505
Infomart Corp.	19,428	56,393
INFRONEER Holdings, Inc.	20,727	174,230
Inpex Corp. (x)	71,437	1,004,548
Insource Co. Ltd.	9,158	63,213
Intage Holdings, Inc.	9,487	116,936
Internet Initiative Japan, Inc.	9,252	182,656
IR Japan Holdings Ltd. (x)	32,826	142,697
Iriso Electronics Co. Ltd.	1,764	34,985
Isetan Mitsukoshi Holdings Ltd. (x)	29,788	454,872
Isuzu Motors Ltd.	53,195	676,181
Ito En Ltd.	6,216	140,977
ITOCHU Corp.	119,311	6,260,296
Itochu Enex Co. Ltd.	6,062	72,657
Itoham Yonekyu Holdings, Inc. (x)	2,537	86,325
Iwatani Corp.	15,176	161,397
Iyogin Holdings, Inc.	24,000	263,741
Izumi Co. Ltd.	3,455	79,870
J Front Retailing Co. Ltd. (x)	22,829	311,193
JAC Recruitment Co. Ltd.	16,260	114,381
Jaccs Co. Ltd.	1,844	51,348
JAFCO Group Co. Ltd. (x)	5,476	93,716
Japan Airlines Co. Ltd.	40,833	834,070
Japan Airport Terminal Co. Ltd.	6,373	203,796
Japan Aviation Electronics Industry Ltd.	3,585	63,955
Japan Cash Machine Co. Ltd.	6,102	41,696
Japan Elevator Service Holdings Co. Ltd.	6,688	192,970
Japan Exchange Group, Inc.	98,295	996,909
Japan Investment Adviser Co. Ltd.	5,106	60,632
Japan Lifeline Co. Ltd.	7,771	80,675
Japan Material Co. Ltd.	5,450	55,974
Japan Petroleum Exploration Co. Ltd. (x)	14,050	99,030
Japan Post Bank Co. Ltd.	136,167	1,470,363
Japan Post Holdings Co. Ltd.	172,024	1,595,348
Japan Post Insurance Co. Ltd.	19,609	444,047
Japan Pulp & Paper Co. Ltd.	25,430	109,486
Japan Securities Finance Co. Ltd.	6,741	82,153
Japan Steel Works Ltd. (The)	5,779	331,920
Japan Tobacco, Inc. (x)	100,118	2,953,378
Japan Wool Textile Co. Ltd. (The)	5,449	55,094
JCU Corp.	1,541	35,527
Jeol Ltd.	3,266	99,882
JFE Holdings, Inc. (x)	52,149	607,297
JGC Holdings Corp.	18,595	161,345
JMDC, Inc.	2,736	75,693
Joyful Honda Co. Ltd.	6,398	92,723
JSB Co. Ltd.	4,372	115,824
JTEKT Corp.	17,798	146,828
Juroku Financial Group, Inc.	3,200	107,663
JVCKenwood Corp.	19,300	154,797
JX Advanced Metals Corp. (x)	43,573	244,182
Kadokawa Corp.	9,702	269,693
Kagome Co. Ltd. (x)	8,701	173,440
Kajima Corp.	40,971	1,070,615
Kakaku.com, Inc.	13,130	244,173
Kaken Pharmaceutical Co. Ltd.	2,834	75,177
Kameda Seika Co. Ltd.	1,676	46,612
Kamigumi Co. Ltd.	8,622	239,911
Kanadevia Corp.	13,019	88,146
Kanamoto Co. Ltd.	2,948	66,328
Kandenko Co. Ltd.	10,349	239,528
Kanematsu Corp.	8,108	154,525
Kansai Electric Power Co., Inc. (The)	81,338	965,290
Kansai Paint Co. Ltd.	18,311	251,450
Kao Corp. (x)	41,450	1,858,565
Kappa Create Co. Ltd. (x)	4,080	42,669
Kasumigaseki Capital Co. Ltd. (x)	1,085	107,743
Katitas Co. Ltd.	5,812	100,940
Kato Sangyo Co. Ltd.	2,563	97,889
Kawasaki Heavy Industries Ltd. (x)	14,020	1,061,199
Kawasaki Kisen Kaisha Ltd. (x)	42,996	610,283
KDDI Corp.	246,890	4,251,847
KeePer Technical Laboratory Co. Ltd.	2,208	54,431
Keihan Holdings Co. Ltd. (x)	8,105	171,888
Keihanshin Building Co. Ltd.	3,858	40,133
Keikyu Corp.	24,606	256,902
Keio Corp.	8,634	210,207
Keisei Electric Railway Co. Ltd.	32,853	308,328
Keiyo Bank Ltd. (The)	17,682	123,033
Kewpie Corp.	9,180	214,894
Key Coffee, Inc.	4,000	54,415
Keyence Corp.	16,783	6,740,938
KH Neochem Co. Ltd.	3,353	58,815
Kikkoman Corp.	60,880	565,657
Kinden Corp.	15,000	441,755
Kintetsu Department Store Co. Ltd.	2,816	34,338
Kintetsu Group Holdings Co. Ltd. (x)	17,144	325,010
Kioxia Holdings Corp. (x)*	10,125	175,986
Kirin Holdings Co. Ltd. (x)	70,527	989,058
Kissei Pharmaceutical Co. Ltd.	3,193	89,467
Ki-Star Real Estate Co. Ltd.	2,056	66,032
Kitz Corp.	6,541	53,871
Koa Corp.	13,134	76,886
Kobayashi Pharmaceutical Co. Ltd. (x)	4,615	172,832

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Kobe Bussan Co. Ltd.	14,292	$444,426
Kobe Steel Ltd. (x)	33,016	360,871
Koei Tecmo Holdings Co. Ltd. (x)	11,028	180,424
Kohnan Shoji Co. Ltd.	2,315	62,696
Koito Manufacturing Co. Ltd.	19,178	229,662
Kojima Co. Ltd.	9,719	83,351
Kokusai Electric Corp. (x)	11,847	285,223
Kokuyo Co. Ltd. (x)	31,928	183,314
Komatsu Ltd.	85,527	2,813,384
KOMEDA Holdings Co. Ltd.	4,896	101,010
Komeri Co. Ltd.	3,475	71,090
Komori Corp.	7,900	82,015
Konami Group Corp.	6,302	998,438
Konica Minolta, Inc.*	43,791	142,681
Konoike Transport Co. Ltd.	6,036	123,440
Kosaido Holdings Co. Ltd. (x)	14,890	49,735
Kose Corp. (x)	3,360	132,132
Koshidaka Holdings Co. Ltd.	10,956	85,515
Kotobuki Spirits Co. Ltd. (x)	8,160	116,588
Krosaki Harima Corp. (x)	5,557	128,115
K’s Holdings Corp.	17,800	181,084
Kubota Corp. (x)	90,523	1,019,606
Kumagai Gumi Co. Ltd.	3,271	95,060
Kumiai Chemical Industry Co. Ltd.	9,350	51,813
Kura Sushi, Inc. (x)	3,446	84,711
Kuraray Co. Ltd. (x)	28,183	359,125
Kureha Corp.	3,963	86,550
Kurita Water Industries Ltd.	9,006	356,350
Kusuri no Aoki Holdings Co. Ltd.	4,806	121,180
KYB Corp.	3,846	79,695
Kyocera Corp.	104,876	1,262,474
Kyoei Steel Ltd.	7,738	110,478
Kyoritsu Maintenance Co. Ltd. (x)	5,340	130,677
Kyoto Financial Group, Inc.	21,664	388,434
Kyowa Kirin Co. Ltd. (x)	20,521	351,339
Kyudenko Corp.	3,588	148,772
Kyushu Electric Power Co., Inc.	25,952	232,028
Kyushu Financial Group, Inc.	34,349	173,695
Kyushu Railway Co.	11,748	303,969
Lasertec Corp.	6,467	871,667
Leopalace21 Corp.	15,452	66,742
Life Corp.	6,084	93,454
Link And Motivation, Inc.	10,606	36,310
Lintec Corp.	4,900	100,617
Lion Corp. (x)	21,636	223,865
LITALICO, Inc.	3,942	34,628
Lixil Corp.	29,006	335,975
LY Corp.	255,834	942,289
M&A Capital Partners Co. Ltd.(x)	5,986	125,120
M&A Research Institute Holdings, Inc.*	8,895	76,470
M3, Inc.	33,824	466,356
Mabuchi Motor Co. Ltd.	9,052	133,890
Macnica Holdings, Inc.	13,743	185,238
Maeda Kosen Co. Ltd.	6,346	83,685
Makino Milling Machine Co. Ltd.	2,098	167,688
Makita Corp.	22,583	698,324
Mandom Corp.	4,260	41,622
Mani, Inc.	8,732	74,886
Marubeni Corp.	149,832	3,030,871
Maruha Nichiro Corp.	3,726	78,864
Marui Group Co. Ltd.	15,023	319,854
Maruichi Steel Tube Ltd.	7,800	188,764
MARUKA FURUSATO Corp.	3,674	59,190
Maruwa Co. Ltd.	889	255,208
Marvelous, Inc.	10,228	36,152
Matsuda Sangyo Co. Ltd.	4,000	92,080
Matsui Securities Co. Ltd.	14,747	71,275
MatsukiyoCocokara & Co.	34,299	706,797
Matsuya Co. Ltd.	7,173	50,458
Max Co. Ltd.	4,510	145,787
Maxell Ltd.	5,700	75,245
Mazda Motor Corp.	57,715	348,442
Mebuki Financial Group, Inc.	77,629	405,975
Media Do Co. Ltd. (x)	9,544	114,988
Medipal Holdings Corp.	17,687	287,035
Medley, Inc.*	1,414	31,225
MedPeer, Inc. (x)	9,655	52,296
Megachips Corp.	3,355	124,410
Megmilk Snow Brand Co. Ltd.	320	6,066
Meidensha Corp.	4,400	166,216
Meiji Holdings Co. Ltd.	21,858	483,743
MEITEC Group Holdings, Inc.	5,817	128,293
Menicon Co. Ltd.	8,955	69,585
Mercari, Inc.*	10,481	194,620
METAWATER Co. Ltd.	3,652	56,249
Micronics Japan Co. Ltd. (x)	3,035	114,019
Milbon Co. Ltd.	2,308	38,818
Minebea Mitsumi, Inc.	30,892	454,032
Mirai Industry Co. Ltd. (x)	4,774	113,047
Mirait One Corp.	7,953	140,167
Miroku Jyoho Service Co. Ltd.	2,998	37,349
MISUMI Group, Inc.	26,577	356,378
Mitani Sekisan Co. Ltd.	1,611	91,175
Mitsubishi Chemical Group Corp.	125,208	659,058
Mitsubishi Corp.	327,601	6,569,992
Mitsubishi Electric Corp.	172,340	3,723,133
Mitsubishi Estate Co. Ltd.	89,500	1,679,931
Mitsubishi Gas Chemical Co., Inc.	14,524	223,450
Mitsubishi HC Capital, Inc.	82,822	609,928
Mitsubishi Heavy Industries Ltd.	296,298	7,427,768
Mitsubishi Logisnext Co. Ltd.	7,908	108,072
Mitsubishi Logistics Corp.	20,080	164,887
Mitsubishi Materials Corp. (x)	14,300	226,458
Mitsubishi Motors Corp. (x)	75,000	212,753
Mitsubishi Pencil Co. Ltd.	3,972	56,185
Mitsubishi Research Institute, Inc.	2,488	79,129
Mitsubishi Shokuhin Co. Ltd.	2,092	91,958
Mitsubishi UFJ Financial Group, Inc.	1,061,769	14,620,936
Mitsui & Co. Ltd.	254,508	5,208,396
Mitsui Chemicals, Inc.	14,798	342,706
Mitsui E&S Co. Ltd.	9,032	178,752
Mitsui Fudosan Co. Ltd.	219,960	2,130,789
Mitsui High-Tec, Inc. (x)	9,160	45,035
Mitsui Mining & Smelting Co. Ltd.	5,900	206,452
Mitsui OSK Lines Ltd. (x)	31,842	1,065,785
Mitsui-Soko Holdings Co. Ltd.	5,197	142,010
Mitsuuroko Group Holdings Co. Ltd.	9,516	125,554
Miura Co. Ltd.	8,004	161,353
MIXI, Inc.	3,456	83,517
Mizuho Financial Group, Inc.	223,015	6,183,805
Mizuho Leasing Co. Ltd.	9,980	74,154
Mochida Pharmaceutical Co. Ltd.	2,534	52,174
Modec, Inc.	3,062	131,619

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Monex Group, Inc.	14,185	$69,839
Money Forward, Inc. (x)*	4,020	136,927
Monogatari Corp. (The)	2,978	80,858
MonotaRO Co. Ltd.	23,996	474,071
Morinaga & Co. Ltd.	8,494	140,087
Morinaga Milk Industry Co. Ltd.	7,816	175,691
Morita Holdings Corp.	3,388	50,677
MOS Food Services, Inc.	3,648	93,983
MS&AD Insurance Group Holdings, Inc.	121,081	2,715,820
MTI Ltd. (x)	18,221	115,269
Murata Manufacturing Co. Ltd.	152,200	2,276,579
Musashi Seimitsu Industry Co. Ltd.	5,616	119,726
Nabtesco Corp. (x)	11,042	197,944
Nachi-Fujikoshi Corp.	2,183	46,842
Nagase & Co. Ltd.	11,432	220,654
Nagawa Co. Ltd.	1,145	49,138
Nagoya Railroad Co. Ltd. (x)	17,631	199,627
Namura Shipbuilding Co. Ltd. (x)	6,921	151,151
Nankai Electric Railway Co. Ltd. (x)	9,800	148,356
Nanto Bank Ltd. (The)	2,711	77,280
NEC Capital Solutions Ltd. (x)	4,418	116,889
NEC Corp.	119,820	3,510,438
Nexon Co. Ltd. (x)	38,447	776,923
Nextage Co. Ltd.	4,194	50,850
NGK Insulators Ltd.	22,442	282,463
NH Foods Ltd.	6,942	240,648
NHK Spring Co. Ltd.	14,535	158,719
Nichias Corp.	4,359	167,210
Nichicon Corp.	10,871	89,758
Nichiden Corp.	3,318	63,547
Nichiha Corp.	3,077	63,546
Nichirei Corp.	19,174	250,984
Nidec Corp.	75,750	1,475,496
Nifco, Inc.	5,877	139,574
Nihon Kohden Corp.	15,936	189,897
Nihon M&A Center Holdings, Inc.	25,488	129,453
Nihon Parkerizing Co. Ltd.	12,170	107,498
Nikkon Holdings Co. Ltd.	10,982	244,722
Nikon Corp. (x)	26,926	276,730
Nintendo Co. Ltd.	105,771	10,194,795
Nippn Corp.	4,887	72,250
Nippon Ceramic Co. Ltd.	1,836	35,775
Nippon Chemi-Con Corp. (x)*	18,314	151,467
Nippon Densetsu Kogyo Co. Ltd.	4,340	77,394
Nippon Electric Glass Co. Ltd. (x)	6,101	145,148
Nippon Express Holdings, Inc. (x)	18,171	364,985
Nippon Gas Co. Ltd.	8,442	155,409
Nippon Kanzai Holdings Co. Ltd.	4,458	84,142
Nippon Kayaku Co. Ltd.	10,745	96,627
Nippon Light Metal Holdings Co. Ltd.	5,252	59,411
Nippon Paint Holdings Co. Ltd. (x)	74,356	598,958
Nippon Paper Industries Co. Ltd.	9,600	69,198
Nippon Parking Development Co. Ltd.	46,787	85,773
Nippon Sanso Holdings Corp.	15,957	605,348
Nippon Sharyo Ltd.	3,791	54,046
Nippon Shinyaku Co. Ltd.	4,816	105,213
Nippon Shokubai Co. Ltd.	9,848	112,427
Nippon Signal Co. Ltd.	8,900	66,624
Nippon Soda Co. Ltd.	1,900	40,044
Nippon Steel Corp.	87,648	1,663,428
Nippon Telegraph & Telephone Corp.	5,004,704	5,352,067
Nippon Television Holdings, Inc.	13,631	316,720
Nippon Yusen KK	34,704	1,250,265
Nipro Corp.	13,900	123,213
Nishimatsu Construction Co. Ltd.	3,295	109,830
Nishimatsuya Chain Co. Ltd.	6,093	88,515
Nishi-Nippon Financial Holdings, Inc.	10,611	159,602
Nishi-Nippon Railroad Co. Ltd.	5,600	79,117
Nissan Chemical Corp.	9,008	275,297
Nissan Motor Co. Ltd.*	236,553	575,264
Nissan Shatai Co. Ltd. (x)	15,016	112,825
Nissha Co. Ltd.	6,603	61,901
Nisshin Seifun Group, Inc.	18,778	224,611
Nisshinbo Holdings, Inc. (x)	12,062	77,370
Nissin Foods Holdings Co. Ltd. (x)	21,295	442,965
Nissui Corp.	20,317	123,548
Niterra Co. Ltd.	14,152	471,717
Nitori Holdings Co. Ltd.	6,542	632,371
Nitta Corp.	1,728	46,318
Nitto Boseki Co. Ltd.	2,757	116,403
Nitto Denko Corp.	55,965	1,084,867
Nitto Kogyo Corp.	2,395	51,807
NOF Corp.	19,779	379,840
Nohmi Bosai Ltd.	4,847	123,022
Nojima Corp.	7,218	157,888
NOK Corp.	6,744	99,611
Nomura Co. Ltd.	11,318	72,464
Nomura Holdings, Inc.	281,320	1,859,773
Nomura Micro Science Co. Ltd. (x)	3,627	64,856
Nomura Real Estate Holdings, Inc.	34,336	201,192
Nomura Research Institute Ltd.	37,740	1,515,575
Noritsu Koki Co. Ltd. (x)	11,487	121,965
Noritz Corp.	4,795	61,567
North Pacific Bank Ltd.	27,366	109,840
NPR-RIKEN Corp.	3,200	52,176
NS Solutions Corp. (x)	5,888	166,739
NSD Co. Ltd. (x)	5,948	147,456
NSK Ltd.	30,498	143,696
NTN Corp.	37,117	58,689
NTT Data Group Corp.	44,542	1,236,926
Nxera Pharma Co. Ltd. (x)*	5,980	37,498
Obara Group, Inc.	1,415	35,226
Obayashi Corp.	56,756	861,361
OBIC Business Consultants Co. Ltd.	2,838	168,244
Obic Co. Ltd.	31,241	1,217,272
Odakyu Electric Railway Co. Ltd.	28,087	328,841
Ogaki Kyoritsu Bank Ltd. (The)	2,098	36,466
Ohsho Food Service Corp.	2,223	58,738
Oiles Corp.	4,560	65,421
Oji Holdings Corp.	68,133	343,397
Okamoto Industries, Inc. (x)	2,906	97,166
Okamura Corp.	6,912	106,556
Okasan Securities Group, Inc. (x)	21,773	101,604
Oki Electric Industry Co. Ltd.	8,423	94,171
OKUMA Corp.	2,346	59,788
Okumura Corp.	2,739	81,882
Olympus Corp.	97,382	1,159,752
Omron Corp.	15,526	419,834
Ono Pharmaceutical Co. Ltd.	36,152	391,382

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Onward Holdings Co. Ltd.	15,000	$61,873
Open House Group Co. Ltd.	5,846	264,563
Open Up Group, Inc.	4,768	56,585
Optex Group Co. Ltd. (x)	5,977	72,344
Optorun Co. Ltd.	5,119	58,049
Oracle Corp.	3,300	393,809
Organo Corp. (x)	2,229	139,308
Orient Corp.	6,542	43,975
Oriental Land Co. Ltd.	102,670	2,369,884
ORIX Corp.	94,602	2,141,610
Osaka Gas Co. Ltd.	29,741	762,706
Osaka Organic Chemical Industry Ltd.	3,454	62,362
Osaka Soda Co. Ltd. (x)	8,950	111,685
Osaka Steel Co. Ltd.	3,450	67,608
Otsuka Corp.	19,060	388,665
Otsuka Holdings Co. Ltd.	42,539	2,112,402
PAL GROUP Holdings Co. Ltd.	5,007	125,344
PALTAC Corp.	3,995	112,023
Pan Pacific International Holdings Corp.	35,284	1,215,051
Panasonic Holdings Corp.	204,905	2,213,324
Paramount Bed Holdings Co. Ltd.	3,001	53,433
Park24 Co. Ltd.	10,900	140,030
Pasona Group, Inc.	3,788	58,870
Penta-Ocean Construction Co. Ltd.	21,476	134,772
PeptiDream, Inc. (x)*	8,788	100,387
Persol Holdings Co. Ltd.	180,660	353,153
PHC Holdings Corp.	4,990	31,637
Pigeon Corp. (x)	10,057	122,356
PILLAR Corp.	3,146	84,764
Pilot Corp.	3,440	97,416
Piolax, Inc.	4,502	55,648
Pola Orbis Holdings, Inc.	8,224	73,100
Prestige International, Inc.	10,559	44,288
Prima Meat Packers Ltd.	3,652	57,492
PS Construction Co. Ltd.	9,250	111,125
Raito Kogyo Co. Ltd.	6,051	120,301
Rakus Co. Ltd.	8,231	132,406
Rakuten Bank Ltd.*	7,719	354,579
Rakuten Group, Inc.*	122,910	679,737
Recruit Holdings Co. Ltd.	127,217	7,539,996
Relo Group, Inc.	8,020	95,151
Renesas Electronics Corp.	130,761	1,624,467
Rengo Co. Ltd.	15,192	82,435
RENOVA, Inc.*	29,604	133,625
Resona Holdings, Inc.	204,059	1,887,480
Resonac Holdings Corp.	16,494	383,587
Resorttrust, Inc.	14,356	175,556
Ricoh Co. Ltd.	46,040	436,566
Ricoh Leasing Co. Ltd.	1,550	55,217
Riken Keiki Co. Ltd.	4,281	89,928
Riken Vitamin Co. Ltd.	6,372	120,931
Rinnai Corp.	11,100	275,872
Riso Kyoiku Co. Ltd.	22,934	35,674
Rohm Co. Ltd. (x)	30,360	387,287
Rohto Pharmaceutical Co. Ltd.	16,720	237,439
Roland Corp. (x)	1,717	37,737
Rorze Corp. (x)	8,920	127,168
Round One Corp. (x)	18,870	192,887
RS Technologies Co. Ltd.	3,414	75,271
Ryohin Keikaku Co. Ltd.	21,429	1,030,491
Saizeriya Co. Ltd.	2,656	92,219
Sakai Moving Service Co. Ltd.	3,080	56,828
Sakata Seed Corp.	2,341	56,979
San ju San Financial Group, Inc.	2,610	53,630
San-A Co. Ltd.	3,652	74,863
San-Ai Obbli Co. Ltd.	7,598	95,763
Sangetsu Corp.	3,239	66,465
San-In Godo Bank Ltd. (The)	5,829	48,249
Sankyo Co. Ltd.	17,735	328,579
Sankyu, Inc.	4,962	266,423
Sanrio Co. Ltd. (x)	15,519	750,921
Sansan, Inc.*	4,408	65,383
Santen Pharmaceutical Co. Ltd.	30,999	355,830
Sanwa Holdings Corp.	19,020	632,525
Sanyo Chemical Industries Ltd.	1,868	47,412
Sanyo Denki Co. Ltd.	1,435	96,062
Sapporo Holdings Ltd.	6,302	324,848
Sato Corp.	5,385	77,182
Sawai Group Holdings Co. Ltd. (x)	11,838	150,683
SBI Global Asset Management Co. Ltd. (x)	25,805	112,893
SBI Holdings, Inc.	26,709	932,928
SBS Holdings, Inc.	2,809	56,646
SCREEN Holdings Co. Ltd.	7,010	572,463
SCSK Corp.	12,294	371,198
Secom Co. Ltd.	35,098	1,263,240
Sega Sammy Holdings, Inc.	13,520	324,375
Seibu Holdings, Inc.	18,352	658,355
Seiko Epson Corp.	24,121	320,430
Seino Holdings Co. Ltd. (x)	10,346	159,136
Seiren Co. Ltd.	5,033	81,364
Sekisui Chemical Co. Ltd.	33,017	598,871
Sekisui House Ltd.	49,146	1,086,294
Senko Group Holdings Co. Ltd.	10,158	138,539
Seven & i Holdings Co. Ltd.	196,072	3,162,913
Seven Bank Ltd. (x)	59,186	108,093
SG Holdings Co. Ltd. (x)	31,903	355,905
Sharp Corp. (x)*	28,919	140,855
Shibuya Corp.	2,975	66,625
SHIFT, Inc.*	17,010	206,475
Shiga Bank Ltd. (The) (x)	2,831	113,826
Shikoku Electric Power Co., Inc. (x)	18,249	153,020
Shikoku Kasei Holdings Corp.	5,724	77,868
Shimadzu Corp.	24,146	598,934
Shimamura Co. Ltd.	5,000	351,377
Shimano, Inc. (x)	7,143	1,036,939
Shimizu Corp.	44,688	499,930
Shimojima Co. Ltd.	5,300	44,018
Shin Nippon Biomedical Laboratories Ltd. (x)	4,508	44,484
Shin-Etsu Chemical Co. Ltd.	150,688	4,993,460
Shinmaywa Industries Ltd.	11,106	124,784
Shionogi & Co. Ltd.	55,810	1,005,320
Ship Healthcare Holdings, Inc.	5,252	70,772
Shiseido Co. Ltd. (x)	35,968	642,781
Shizuoka Financial Group, Inc.	40,645	473,611
Shizuoka Gas Co. Ltd.	6,571	48,824
Shoei Co. Ltd.	4,748	57,370
Showa Sangyo Co. Ltd.	2,573	53,281
Siix Corp.	7,281	58,954
Simplex Holdings, Inc.	1,627	44,120
Sintokogio Ltd.	7,500	44,998

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
SKY Perfect JSAT Holdings, Inc.	18,355	$184,308
Skylark Holdings Co. Ltd.(x)	24,496	513,207
SMC Corp.	5,135	1,855,668
SMS Co. Ltd.	6,512	67,085
Socionext, Inc. (x)	16,882	325,436
SoftBank Corp.	2,691,993	4,168,706
SoftBank Group Corp.	82,493	6,023,498
Sohgo Security Services Co. Ltd.	31,635	221,547
Sojitz Corp.	18,298	450,446
Sompo Holdings, Inc.	79,506	2,398,900
Sony Group Corp.	581,512	15,062,253
Sotetsu Holdings, Inc.	6,169	97,201
Sparx Group Co. Ltd.	10,971	112,601
Square Enix Holdings Co. Ltd.	8,069	604,874
Stanley Electric Co. Ltd.	13,307	263,682
Starts Corp., Inc.	1,577	49,882
Strike Co. Ltd.	4,695	120,794
Subaru Corp.	52,689	920,379
Sugi Holdings Co. Ltd.	9,816	224,601
SUMCO Corp. (x)	32,710	257,809
Sumitomo Bakelite Co. Ltd.	4,992	144,520
Sumitomo Chemical Co. Ltd.	130,222	315,144
Sumitomo Corp.	109,290	2,830,057
Sumitomo Electric Industries Ltd.	63,561	1,366,073
Sumitomo Forestry Co. Ltd. (x)	44,112	446,772
Sumitomo Heavy Industries Ltd. (x)	10,441	214,794
Sumitomo Metal Mining Co. Ltd. (x)	21,852	540,211
Sumitomo Mitsui Construction Co. Ltd.	15,803	65,405
Sumitomo Mitsui Financial Group, Inc.	342,817	8,651,068
Sumitomo Mitsui Trust Group, Inc.	57,545	1,534,080
Sumitomo Osaka Cement Co. Ltd.	3,791	99,589
Sumitomo Pharma Co. Ltd.*	15,798	106,523
Sumitomo Realty & Development Co. Ltd. (x)	25,251	976,163
Sumitomo Riko Co. Ltd.	9,725	112,644
Sumitomo Rubber Industries Ltd. (x)	16,520	188,195
Sumitomo Warehouse Co. Ltd. (The)	5,783	119,150
Sundrug Co. Ltd.	6,166	193,066
Suntory Beverage & Food Ltd.	12,637	404,545
Suruga Bank Ltd.	11,788	110,018
Suzuken Co. Ltd.	7,488	270,807
Suzuki Motor Corp.	135,570	1,640,905
SWCC Corp. (x)	3,116	163,152
Sysmex Corp.	45,183	788,792
Systena Corp.	23,296	66,165
T Hasegawa Co. Ltd.	3,525	71,966
T&D Holdings, Inc.	43,400	955,370
Tadano Ltd.	8,952	59,777
Taihei Dengyo Kaisha Ltd.	3,251	121,231
Taiheiyo Cement Corp.	12,822	319,114
Taikisha Ltd.	5,076	90,977
Taisei Corp.	14,918	870,186
Taiyo Holdings Co. Ltd.	3,818	187,182
Taiyo Yuden Co. Ltd. (x)	7,388	130,055
Takamatsu Construction Group Co. Ltd.	3,899	79,412
Takara Bio, Inc. (x)	25,778	143,922
Takara Holdings, Inc.	9,479	78,857
Takara Standard Co. Ltd.	6,958	117,412
Takasago Thermal Engineering Co. Ltd.	4,491	221,018
Takashimaya Co. Ltd. (x)	22,874	179,253
Takeda Pharmaceutical Co. Ltd.	151,513	4,655,707
Takeuchi Manufacturing Co. Ltd.	3,225	104,921
Takuma Co. Ltd.	5,495	78,148
Tamron Co. Ltd.	12,856	78,115
Tamura Corp.	15,075	50,144
TBS Holdings, Inc.	8,289	291,256
TDK Corp.	146,335	1,722,933
TechMatrix Corp.	5,615	88,160
TechnoPro Holdings, Inc.	10,275	300,177
Teijin Ltd. (x)	14,506	117,656
Tenma Corp.	2,327	57,607
Terumo Corp.	112,220	2,065,088
THK Co. Ltd. (x)	9,493	254,259
TIS, Inc.	18,861	633,655
TKC Corp.	2,570	75,313
Toagosei Co. Ltd. (x)	10,197	98,957
TOBISHIMA HOLDINGS, Inc.	6,530	82,983
Tobu Railway Co. Ltd.	17,551	303,536
Toda Corp.	32,000	203,504
Toei Co. Ltd.	2,174	78,956
Toenec Corp.	14,172	120,163
Toho Bank Ltd. (The)	26,176	60,166
Toho Co. Ltd.	10,791	637,696
Toho Gas Co. Ltd.	5,799	161,762
Toho Holdings Co. Ltd. (x)	4,972	160,894
Toho Titanium Co. Ltd. (x)	19,515	177,120
Tohoku Electric Power Co., Inc. (x)	41,248	300,899
Tokai Carbon Co. Ltd. (x)	15,000	106,090
Tokai Corp.	8,050	118,957
TOKAI Holdings Corp.	9,977	68,867
Tokai Rika Co. Ltd.	7,712	118,996
Token Corp.	853	83,757
Tokio Marine Holdings, Inc.	157,322	6,676,121
Tokuyama Corp.	6,205	129,956
Tokyo Century Corp.	12,872	145,297
Tokyo Electric Power Co. Holdings, Inc.*	123,527	411,828
Tokyo Electron Ltd.	35,465	6,816,924
Tokyo Gas Co. Ltd.	29,186	971,212
Tokyo Metro Co. Ltd. (x)	37,304	434,551
Tokyo Ohka Kogyo Co. Ltd. (x)	6,882	200,718
Tokyo Seimitsu Co. Ltd.	3,298	220,157
Tokyo Steel Manufacturing Co. Ltd.	9,358	98,321
Tokyo Tatemono Co. Ltd. (x)	13,440	239,532
Tokyotokeiba Co. Ltd.	2,059	68,273
Tokyu Construction Co. Ltd.	14,461	106,144
Tokyu Corp.	46,695	555,781
Tokyu Fudosan Holdings Corp.	41,535	296,648
Tomy Co. Ltd.	9,500	214,732
Topcon Corp.	8,062	182,844
TOPPAN Holdings, Inc.	21,338	581,588
Toray Industries, Inc.	117,437	805,557
Toridoll Holdings Corp. (x)	4,525	131,032
Torii Pharmaceutical Co. Ltd.	2,128	93,392
Toshiba TEC Corp.	2,627	53,578
Tosho Co. Ltd.	11,530	48,440
Tosoh Corp.	24,847	364,065
Totetsu Kogyo Co. Ltd.	1,687	45,278
TOTO Ltd.	12,927	326,395

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Towa Corp. (x)	5,697	$79,716
Towa Pharmaceutical Co. Ltd.	3,403	70,681
Toyo Seikan Group Holdings Ltd.	12,145	238,084
Toyo Suisan Kaisha Ltd.	7,652	509,319
Toyo Tire Corp. (x)	11,244	238,458
Toyobo Co. Ltd.	9,549	60,873
Toyoda Gosei Co. Ltd.	5,066	99,944
Toyota Boshoku Corp.	5,878	80,289
Toyota Industries Corp.	14,488	1,639,904
Toyota Motor Corp.	896,123	15,513,591
Toyota Tsusho Corp.	51,021	1,158,207
TPR Co. Ltd.	4,102	55,546
Transaction Co. Ltd.	817	13,276
Transcosmos, Inc.	3,331	80,959
TRE Holdings Corp.	8,081	76,823
Trend Micro, Inc.	8,882	615,366
Tri Chemical Laboratories, Inc.	2,576	59,478
Trusco Nakayama Corp.	3,910	56,069
TS Tech Co. Ltd.	8,940	105,010
Tsubakimoto Chain Co.	7,779	97,072
Tsugami Corp.	7,561	97,555
Tsumura & Co.	5,336	128,801
Tsuruha Holdings, Inc.	3,954	309,033
TV Asahi Holdings Corp.	4,061	78,792
UACJ Corp.	4,186	153,481
UBE Corp.	10,241	160,863
Uchida Yoko Co. Ltd.	1,541	102,623
Ulvac, Inc.	4,000	147,384
U-Next Holdings Co. Ltd.	5,685	90,759
Unicharm Corp. (x)	108,444	783,556
Union Tool Co. (x)	3,613	138,243
United Arrows Ltd.	2,708	40,242
United Super Markets Holdings, Inc.	5,338	33,843
Ushio, Inc.	7,886	98,133
USS Co. Ltd.	35,606	392,765
UT Group Co. Ltd.	2,834	48,491
V Technology Co. Ltd.	7,027	149,807
Valor Holdings Co. Ltd.	4,076	71,356
Vision, Inc.	4,010	32,023
Visional, Inc.*	2,145	165,487
Wacoal Holdings Corp. (x)	3,211	110,798
Wacom Co. Ltd.	10,900	51,925
Weathernews, Inc.	2,816	75,971
Welcia Holdings Co. Ltd.	9,748	171,904
Wellneo Sugar Co. Ltd.	7,292	114,187
West Japan Railway Co.	43,272	992,217
WingArc1st, Inc. (x)	5,403	154,768
Wowow, Inc.	12,967	90,946
Xebio Holdings Co. Ltd.	5,148	39,252
Yakult Honsha Co. Ltd. (x)	25,208	474,822
Yamada Holdings Co. Ltd.	65,127	205,007
Yamaguchi Financial Group, Inc.	13,541	146,031
Yamaha Corp.	32,289	233,751
Yamaha Motor Co. Ltd. (x)	78,513	588,554
YA-MAN Ltd. (x)	5,286	31,091
Yamato Holdings Co. Ltd.	23,993	321,562
Yamato Kogyo Co. Ltd.	4,045	246,118
Yamazaki Baking Co. Ltd.	13,933	312,417
Yamazen Corp.	9,283	80,708
Yaoko Co. Ltd. (x)	2,104	138,918
Yaskawa Electric Corp. (x)	19,929	452,400
Yellow Hat Ltd.	7,832	83,756
Yokogawa Bridge Holdings Corp.	4,453	78,172
Yokogawa Electric Corp.	18,255	488,685
Yokohama Rubber Co. Ltd. (The) (x)	9,294	256,351
Yoshinoya Holdings Co. Ltd. (x)	6,683	145,304
Yuasa Trading Co. Ltd.	3,071	96,072
Zacros Corp.	2,520	65,798
Zenkoku Hosho Co. Ltd.	10,124	227,290
Zenrin Co. Ltd. (x)	13,250	94,495
Zensho Holdings Co. Ltd.	9,793	594,224
Zeon Corp.	12,958	131,780
Zojirushi Corp.	6,115	56,774
ZOZO, Inc.	39,585	427,998
Zuken, Inc. (x)	3,038	113,077

		473,935,803

Mexico (0.0%)†
Fresnillo plc	29,852	590,059

Netherlands (4.6%)
Adyen NV (m)*	5,080	9,325,444
ASML Holding NV	67,515	53,889,050
ING Groep NV	539,562	11,838,258
Koninklijke Ahold Delhaize NV	156,506	6,544,646
Wolters Kluwer NV	40,889	6,837,050

		88,434,448

New Zealand (0.2%)
a2 Milk Co. Ltd. (The)	79,577	419,513
Auckland International Airport Ltd.	42,664	199,363
Chorus Ltd.	47,688	245,124
Fisher & Paykel Healthcare Corp. Ltd.	20,775	459,825
Fletcher Building Ltd. (x)*	51,291	91,144
Xero Ltd.*	18,016	2,131,930

		3,546,899

Nigeria (0.0%)†
Airtel Africa plc (m)	89,189	220,733

Russia (0.0%)
Evraz plc (r)*	91,874	—

South Africa (0.3%)
Anglo American plc	172,249	5,083,408

Spain (3.4%)
Banco Bilbao Vizcaya Argentaria SA	988,009	15,193,738
Banco Santander SA	2,597,625	21,501,723
Iberdrola SA	1,009,276	19,366,801
Industria de Diseno Textil SA	190,529	9,915,478

		65,977,740

United Arab Emirates (0.0%)
NMC Health plc(r)*	14,124	—

United Kingdom (18.7%)
3i Group plc	152,497	8,624,190
Admiral Group plc	40,543	1,819,799
Ashtead Group plc	69,472	4,452,393
Associated British Foods plc	47,507	1,342,032
AstraZeneca plc	242,578	33,697,039
Auto Trader Group plc (m)	141,368	1,599,738
Aviva plc	431,223	3,665,158
Babcock International Group plc	81,263	1,280,544
BAE Systems plc	486,571	12,599,777
Barclays plc	2,308,444	10,687,977
Barratt Redrow plc	219,940	1,376,365

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Beazley plc	99,550	$1,277,652
Berkeley Group Holdings plc	15,256	808,328
British American Tobacco plc	313,175	14,886,733
BT Group plc	911,242	2,423,457
Bunzl plc	52,434	1,669,786
Centrica plc	811,239	1,798,936
Coca-Cola Europacific Partners plc	34,687	3,194,840
Compass Group plc	274,562	9,297,569
ConvaTec Group plc (m)	266,475	1,054,901
Croda International plc	22,411	899,494
DCC plc	15,999	1,038,317
Diageo plc	360,158	9,037,100
Diploma plc	21,600	1,449,255
easyJet plc	102,396	748,028
Entain plc	96,599	1,194,696
Games Workshop Group plc	5,308	1,181,793
Halma plc	60,462	2,655,781
Hikma Pharmaceuticals plc	24,735	674,976
Hiscox Ltd.	54,507	938,979
Howden Joinery Group plc	88,331	1,037,879
HSBC Holdings plc	2,855,044	34,557,532
IMI plc	40,313	1,158,728
Imperial Brands plc	125,117	4,941,013
Informa plc	211,886	2,343,632
InterContinental Hotels Group plc	23,694	2,700,757
Intermediate Capital Group plc	44,000	1,164,446
International Consolidated Airlines Group SA (x)	564,530	2,643,966
Intertek Group plc	25,717	1,673,241
J Sainsbury plc	281,027	1,117,908
JD Sports Fashion plc	402,907	490,777
Kingfisher plc	286,773	1,144,702
Land Securities Group plc (REIT)	119,931	1,038,773
Legal & General Group plc	933,824	3,263,497
Lloyds Banking Group plc	9,738,561	10,252,977
London Stock Exchange Group plc	81,777	11,937,915
LondonMetric Property plc (REIT)	357,615	996,487
M&G plc	380,643	1,342,798
Marks & Spencer Group plc	330,271	1,606,660
Melrose Industries plc	204,443	1,489,577
National Grid plc	790,985	11,525,189
NatWest Group plc	1,268,140	8,902,003
Next plc	18,614	3,178,483
Pearson plc	106,739	1,569,911
Persimmon plc	50,683	901,627
Phoenix Group Holdings plc	120,432	1,088,573
Reckitt Benckiser Group plc	110,311	7,502,781
RELX plc	297,721	16,089,209
Rentokil Initial plc	406,356	1,963,959
Rightmove plc	125,556	1,359,108
Rolls-Royce Holdings plc	1,372,550	18,229,882
Sage Group plc (The)	156,827	2,691,934
Schroders plc	119,213	591,387
Segro plc (REIT)	218,055	2,034,132
Severn Trent plc	42,850	1,608,086
Smith & Nephew plc	141,976	2,169,052
Smiths Group plc	54,029	1,665,699
Spirax Group plc	11,845	968,226
SSE plc	179,141	4,502,390
St James’s Place plc	83,857	1,362,859
Standard Chartered plc	306,973	5,085,894
Taylor Wimpey plc	570,854	930,505
Tesco plc	1,060,020	5,839,061
Unilever plc	398,358	24,196,170
UNITE Group plc (The) (REIT)	67,207	781,833
United Utilities Group plc	110,451	1,730,635
Vodafone Group plc	3,145,623	3,358,415
Weir Group plc (The)	41,922	1,432,851
Whitbread plc	28,541	1,105,961
WPP plc	174,408	1,227,170

		359,871,883

United States (7.2%)
Alcoa Corp. (CRDI) (x)	5,316	157,443
Amcor plc (CHDI)	64,984	607,323
Block, Inc. (CRDI)*	5,476	369,954
BP plc	2,579,770	12,949,881
CSL Ltd.	53,219	8,388,047
Experian plc	148,444	7,645,137
GSK plc	654,559	12,488,878
Haleon plc	1,458,700	7,496,553
James Hardie Industries plc (CHDI) (x)*	47,241	1,296,522
Life360, Inc. (CRDI) (m)(x)*	24,620	521,433
Light & Wonder, Inc. (CRDI)*	2,817	273,318
Newmont Corp. (CRDI)	12,382	711,508
News Corp. (CHDI), Class B	4,262	145,581
Reliance Worldwide Corp. Ltd.	85,749	231,386
ResMed, Inc. (CHDI)	65,188	1,688,252
Sanofi SA	195,280	18,910,773
Schneider Electric SE	98,682	26,247,548
Shell plc	968,097	33,932,398
Sims Ltd.	17,626	177,952
Stellantis NV	346,542	3,473,452

		137,713,339

Total Common Stocks (97.9%) (Cost $1,139,178,902)		1,885,117,543

CLOSED END FUNDS:
United Kingdom (0.3%)
Alliance Witan plc	63,226	1,060,539
F&C Investment Trust plc	77,729	1,182,177
Polar Capital Technology Trust plc*	186,060	928,362
Scottish Mortgage Investment Trust plc	191,487	2,717,813

		5,888,891

United States (0.1%)
Pershing Square Holdings Ltd.	21,139	1,128,740

Total Closed End Funds (0.4%) (Cost $4,194,820)		7,017,631

SHORT-TERM INVESTMENTS:
Investment Company (0.3%)
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	6,163,401	6,163,401

Total Short-Term Investments (0.3%) (Cost $6,163,401)		6,163,401

Total Investments in Securities (98.6%) (Cost $1,149,537,123)		1,898,298,575
Other Assets Less Liabilities (1.4%)		26,912,234

Net Assets (100%)		$1,925,210,809

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the market value or fair value, as applicable, of these securities amounted to $13,061,738 or 0.7% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $42,963,536. This was collateralized by $39,811,622 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/15/25 – 2/15/55 and by cash of $6,163,401 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

AUD	— Australian Dollar
CRDI	— CREST Depository Interest
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	116	9/2025	EUR	7,278,930	13,345
FTSE 100 Index	34	9/2025	GBP	4,102,068	(22,192)
SPI 200 Index	15	9/2025	AUD	2,106,985	(2,370)
TOPIX Index	42	9/2025	JPY	8,328,253	200,709

					189,492

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Closed End Funds	$—	$7,017,631	$—		$7,017,631
Common Stocks
Australia	—	183,831,577	—	(a)	183,831,577
Austria	—	1,149,974	—		1,149,974
Belgium	—	12,066,861	—		12,066,861
Brazil	—	105,644	—		105,644
Canada	—	234,627	—		234,627
Chile	—	1,367,710	—		1,367,710
China	—	12,248,346	—		12,248,346
Finland	—	12,983,113	—		12,983,113
France	—	227,060,939	—		227,060,939
Germany	—	229,602,771	—		229,602,771
Hong Kong	—	5,278,507	—		5,278,507
Indonesia	—	105,677	—		105,677
Italy	—	62,844,137	—		62,844,137
Ivory Coast	—	863,348	—		863,348
Japan	—	473,935,803	—		473,935,803
Mexico	—	590,059	—		590,059
Netherlands	—	88,434,448	—		88,434,448
New Zealand	—	3,546,899	—		3,546,899
Nigeria	—	220,733	—		220,733
Russia	—	—	—	(a)	—	(a)
South Africa	—	5,083,408	—		5,083,408
Spain	—	65,977,740	—		65,977,740
United Arab Emirates	—	—	—	(a)	—	(a)
United Kingdom	—	359,871,883	—		359,871,883
United States	—	137,713,339	—		137,713,339
Futures	214,054	—	—		214,054
Short-Term Investments
Investment Companies	6,163,401	—	—		6,163,401

Total Assets	$6,377,455	$1,892,135,174	$—		$1,898,512,629

Liabilities:
Futures	$(24,562)	$—	$—		$(24,562)

Total Liabilities	$(24,562)	$—	$—		$(24,562)

Total	$6,352,893	$1,892,135,174	$—		$1,898,488,067

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$214,054	*

Total		$214,054

	Liability Derivatives
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	(24,562	)*

Total		$(24,562)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Equity contracts	$877,355	$—	$877,355

Total	$877,355	$—	$877,355

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$295,978	$295,978

Total	$295,978	$295,978

^ The Portfolio held forward foreign currency contracts for hedging and futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$16,161,000

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$45,535,188
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$95,077,039

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$829,418,400
Aggregate gross unrealized depreciation	(117,957,842)

Net unrealized appreciation	$711,460,558

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,187,027,509

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $1,149,537,123)	$1,898,298,575
Cash	21,188,327
Foreign cash (Cost $1,660,752)	1,670,706
Cash held as collateral at broker for futures	1,419,743
Dividends, interest and other receivables	10,884,369
Receivable for Portfolio shares sold	739,761
Securities lending income receivable	10,288
Due from broker for futures variation margin	7,207
Receivable for securities sold	444
Other assets	35,844

Total assets	1,934,255,264

LIABILITIES
Payable for return of collateral on securities loaned	6,163,401
Payable for Portfolio shares repurchased	1,495,623
Investment management fees payable	488,899
Payable for securities purchased	263,288
Distribution fees payable – Class IB	218,267
Distribution fees payable – Class IA	143,694
Administrative fees payable	139,286
Trustees’ fees payable	1,483
Accrued expenses	130,514

Total liabilities	9,044,455

Commitments and contingent liabilities^
NET ASSETS	$1,925,210,809

Net assets were comprised of:
Paid in capital	$1,208,196,537
Total distributable earnings (loss)	717,014,272

Net assets	$1,925,210,809

Class IA
Net asset value, offering and redemption price per share, $710,017,438 / 54,326,367 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.07

Class IB
Net asset value, offering and redemption price per share, $1,081,669,405 / 84,357,545 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.82

Class K
Net asset value, offering and redemption price per share, $133,523,966 / 10,198,117 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.09

(x)	Includes value of securities on loan of $42,963,536.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $3,342,293 foreign withholding tax)	$34,048,200
Interest	313,967
Securities lending (net)	57,844

Total income	34,420,011

EXPENSES
Investment management fees	3,548,495
Distribution fees – Class IB	1,241,895
Distribution fees – Class IA	819,961
Administrative fees	804,553
Custodian fees	161,951
Professional fees	74,927
Printing and mailing expenses	65,913
Trustees’ fees	28,720
Miscellaneous	223,918

Gross expenses	6,970,333
Less: Waiver from investment manager	(759,074)

Net expenses	6,211,259

NET INVESTMENT INCOME (LOSS)	28,208,752

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	11,523,672
Futures contracts	877,355
Foreign currency transactions	487,910

Net realized gain (loss)	12,888,937

Change in unrealized appreciation (depreciation) on:
Investments in securities	279,307,474
Futures contracts	295,978
Foreign currency translations	855,133

Net change in unrealized appreciation (depreciation)	280,458,585

NET REALIZED AND UNREALIZED GAIN (LOSS)	293,347,522

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$321,556,274

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$28,208,752	$39,885,893
Net realized gain (loss)	12,888,937	11,123,644
Net change in unrealized appreciation (depreciation)	280,458,585	30,677,694

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	321,556,274	81,687,231

Distributions to shareholders:
Class IA	—	(18,887,459)
Class IB	—	(28,509,092)
Class K	—	(3,780,183)

Total distributions to shareholders	—	(51,176,734)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,500,659 and 1,823,483 shares, respectively ]	17,956,833	20,739,686
Capital shares issued in reinvestment of dividends [ 0 and 1,672,537 shares, respectively ]	—	18,887,459
Capital shares repurchased [ (4,324,891) and (6,421,124) shares, respectively ]	(50,764,697)	(73,097,443)

Total Class IA transactions	(32,807,864)	(33,470,298)

Class IB
Capital shares sold [ 4,864,881 and 9,491,576 shares, respectively ]	57,248,358	105,823,522
Capital shares issued in reinvestment of dividends [ 0 and 2,573,423 shares, respectively ]	—	28,509,092
Capital shares repurchased [ (7,496,255) and (10,188,745) shares, respectively ]	(88,129,834)	(113,628,202)

Total Class IB transactions	(30,881,476)	20,704,412

Class K
Capital shares sold [ 253,303 and 543,924 shares, respectively ]	2,995,216	6,179,300
Capital shares issued in reinvestment of dividends [ 0 and 334,758 shares, respectively ]	—	3,780,183
Capital shares repurchased [ (689,137) and (813,919) shares, respectively ]	(8,423,298)	(9,283,209)

Total Class K transactions	(5,428,082)	676,274

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(69,117,422)	(12,089,612)

TOTAL INCREASE (DECREASE) IN NET ASSETS	252,438,852	18,420,885
NET ASSETS:
Beginning of period	1,672,771,957	1,654,351,072

End of period	$1,925,210,809	$1,672,771,957

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IA			2024	2023		2022		2021		2020
Net asset value, beginning of period	$10.92		$10.73	$9.27		$10.78		$10.04		$9.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19		0.26	0.25		0.27		0.26	(cc)	0.17	(aa)
Net realized and unrealized gain (loss)	1.96		0.27	1.51		(1.55)		0.83		0.22

Total from investment operations	2.15		0.53	1.76		(1.28)		1.09		0.39

Less distributions:
Dividends from net investment income	—		(0.34)	(0.30)		(0.23)		(0.35)		(0.18)
Distributions from net realized gains	—		—	—		—		—		(0.03)

Total dividends and distributions	—		(0.34)	(0.30)		(0.23)		(0.35)		(0.21)

Net asset value, end of period	$13.07		$10.92	$10.73		$9.27		$10.78		$10.04

Total return (b)	19.69%		4.82%	19.01%		(11.89)%		10.93%		3.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$710,017		$624,285	$644,526		$568,748		$669,881		$619,200
Ratio of expenses to average net assets:
After waivers (a)(f)	0.72%		0.72%	0.74	%(j)	0.77	%(k)	0.78	%(o)	0.79	%(o)
Before waivers (a)(f)	0.80%		0.79%	0.80%		0.79%		0.79%		0.80%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.16%		2.31%	2.42%		2.88%		2.37	%(dd)	1.88	%(bb)
Before waivers (a)(f)	3.08%		2.24%	2.36%		2.86%		2.37	%(dd)	1.88	%(bb)
Portfolio turnover rate^	3	%(z)	5%	8%		9%		10%		11%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024	2023		2022		2021		2020
Net asset value, beginning of period	$10.72		$10.53	$9.10		$10.59		$9.87		$9.70

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18		0.26	0.24		0.26		0.25	(cc)	0.16	(aa)
Net realized and unrealized gain (loss)	1.92		0.27	1.49		(1.52)		0.82		0.22

Total from investment operations	2.10		0.53	1.73		(1.26)		1.07		0.38

Less distributions:
Dividends from net investment income	—		(0.34)	(0.30)		(0.23)		(0.35)		(0.18)
Distributions from net realized gains	—		—	—		—		—		(0.03)

Total dividends and distributions	—		(0.34)	(0.30)		(0.23)		(0.35)		(0.21)

Net asset value, end of period	$12.82		$10.72	$10.53		$9.10		$10.59		$9.87

Total return (b)	19.59%		4.92%	19.04%		(11.92)%		10.91%		3.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,081,669		$932,262	$896,378		$782,335		$910,733		$841,045
Ratio of expenses to average net assets:
After waivers (a)(f)	0.72%		0.72%	0.74	%(j)	0.77	%(k)	0.78	%(o)	0.79	%(o)
Before waivers (a)(f)	0.80%		0.79%	0.80%		0.79%		0.79%		0.80%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.16%		2.29%	2.41%		2.88%		2.38	%(dd)	1.88	%(bb)
Before waivers (a)(f)	3.07%		2.22%	2.36%		2.86%		2.37	%(dd)	1.87	%(bb)
Portfolio turnover rate^	3	%(z)	5%	8%		9%		10%		11%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023		2022		2021		2020
Net asset value, beginning of period	$10.93		$10.73	$9.27		$10.78		$10.03		$9.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.20		0.29	0.27		0.29		0.28	(cc)	0.19	(aa)
Net realized and unrealized gain (loss)	1.96		0.28	1.51		(1.54)		0.84		0.21

Total from investment operations	2.16		0.57	1.78		(1.25)		1.12		0.40

Less distributions:
Dividends from net investment income	—		(0.37)	(0.32)		(0.26)		(0.37)		(0.20)
Distributions from net realized gains	—		—	—		—		—		(0.03)

Total dividends and distributions	—		(0.37)	(0.32)		(0.26)		(0.37)		(0.23)

Net asset value, end of period	$13.09		$10.93	$10.73		$9.27		$10.78		$10.03

Total return (b)	19.76%		5.17%	19.28%		(11.68)%		11.29%		4.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$133,524		$116,225	$113,447		$106,947		$116,340		$112,847
Ratio of expenses to average net assets:
After waivers (a)(f)	0.47%		0.47%	0.49	%(j)	0.52	%(k)	0.53	%(o)	0.54	%(o)
Before waivers (a)(f)	0.55%		0.54%	0.55%		0.54%		0.54%		0.55%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.42%		2.55%	2.68%		3.12%		2.62	%(dd)	2.16	%(bb)
Before waivers (a)(f)	3.33%		2.47%	2.62%		3.10%		2.61	%(dd)	2.15	%(bb)
Portfolio turnover rate^	3	%(z)	5%	8%		9%		10%		11%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.74% for Class IA, 0.74% for Class IB and 0.49% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.78% for Class IA, 0.78% for Class IB and 0.53% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.79% for Class IA, 0.79% for Class IB and 0.54% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.15, $0.14 and $0.17 for Class IA, IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend the ratios for each class would have been 0.23% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.20,$0.20 and $0.23 for Class IA, Class IB and Class K, respectively.
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.49% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.8%)
AGL Energy Ltd.	21,601	$138,328
ALS Ltd.	17,603	198,111
Amotiv Ltd.	5,717	30,139
AMP Ltd.	92,528	76,731
Ampol Ltd.	8,904	150,841
Ansell Ltd.	5,830	116,223
ANZ Group Holdings Ltd.	104,615	2,007,735
APA Group	46,619	250,674
ARB Corp. Ltd.	2,304	49,586
Arena REIT (REIT)	14,610	35,674
Aristocrat Leisure Ltd.	22,022	944,560
ASX Ltd.	7,084	325,244
Atlas Arteria Ltd.	38,473	128,884
AUB Group Ltd.	4,347	101,508
Aurizon Holdings Ltd.	70,013	139,620
Bank of Queensland Ltd.	21,396	109,556
Bapcor Ltd.	12,735	41,908
Beach Energy Ltd.	52,506	45,615
Bega Cheese Ltd.	10,108	36,323
Bellevue Gold Ltd.*	38,882	23,031
Bendigo & Adelaide Bank Ltd.	18,893	157,171
BHP Group Ltd.	178,715	4,322,582
BlueScope Steel Ltd.	15,103	229,714
Boss Energy Ltd.*	15,367	47,231
Brambles Ltd.	48,229	743,396
Breville Group Ltd.	3,647	70,784
Brickworks Ltd.	3,128	70,819
BWP Trust (REIT)	19,061	44,158
Capricorn Metals Ltd.*	13,680	85,983
CAR Group Ltd.	14,620	360,061
Centuria Capital Group (REIT)	28,828	31,970
Challenger Ltd.	17,638	93,796
Charter Hall Group (REIT)	17,182	217,007
Charter Hall Long Wale REIT (REIT)	18,664	50,118
Charter Hall Retail REIT (REIT)	19,075	48,208
Clarity Pharmaceuticals Ltd. (x)*	10,356	17,040
Cleanaway Waste Management Ltd.	78,800	141,065
Cochlear Ltd.	2,302	455,155
Codan Ltd.	4,339	57,428
Coles Group Ltd.	47,224	647,717
Commonwealth Bank of Australia	58,919	7,164,151
Computershare Ltd.	19,500	511,945
Corporate Travel Management Ltd.	4,838	44,100
Credit Corp. Group Ltd.	2,888	25,717
Data#3 Ltd.	5,527	27,682
Deep Yellow Ltd.*	35,770	39,315
Deterra Royalties Ltd.	11,262	27,869
Dexus (REIT)	39,692	173,720
Domino’s Pizza Enterprises Ltd.	2,970	37,667
Downer EDI Ltd.	25,221	104,741
Dyno Nobel Ltd.	63,569	112,544
Eagers Automotive Ltd.	6,620	76,029
Elders Ltd.	6,302	26,130
Emerald Resources NL*	18,647	48,108
Endeavour Group Ltd.	53,755	141,869
Evolution Mining Ltd.	69,019	353,860
EVT Ltd.	3,842	42,101
Flight Centre Travel Group Ltd.	7,568	62,161
Fortescue Ltd.	61,432	617,793
Genesis Minerals Ltd.*	36,242	102,567
Glencore plc	3,087,166	12,017,829
Gold Road Resources Ltd.	41,019	88,279
Goodman Group (REIT)	70,284	1,583,854
GPT Group (The) (REIT)	65,724	209,360
GrainCorp Ltd., Class A	8,036	41,148
Guzman y Gomez Ltd.*	1,679	31,261
Harvey Norman Holdings Ltd.	19,394	67,267
Helia Group Ltd.	10,987	40,711
HMC Capital Ltd. (REIT)	11,066	37,144
HomeCo Daily Needs REIT (REIT) (m)	75,836	62,639
HUB24 Ltd.	2,880	169,019
IDP Education Ltd. (x)	10,762	25,995
IGO Ltd.	20,056	55,043
Iluka Resources Ltd.	18,566	46,433
Ingenia Communities Group (REIT)	12,768	45,966
Inghams Group Ltd.	11,667	27,259
Insignia Financial Ltd.*	24,263	57,966
Insurance Australia Group Ltd.	86,101	511,706
IPH Ltd.	8,971	27,042
IRESS Ltd.	7,655	40,305
JB Hi-Fi Ltd.	4,187	304,089
Judo Capital Holdings Ltd.*	33,650	34,660
Lendlease Corp. Ltd. (x)	26,590	94,151
Lifestyle Communities Ltd.	3,641	16,774
Liontown Resources Ltd. (x)*	87,574	40,346
Lottery Corp. Ltd. (The)	82,886	290,759
Lovisa Holdings Ltd.	2,652	55,295
Lynas Rare Earths Ltd.*	30,942	175,338
Macquarie Group Ltd.	12,480	1,878,722
Magellan Financial Group Ltd.	4,295	24,197
Medibank Pvt Ltd.	106,160	352,840
Megaport Ltd.*	8,385	79,688
Mesoblast Ltd.*	34,632	37,723
Metcash Ltd.	45,279	116,519
Mineral Resources Ltd.*	6,913	98,094
Mirvac Group (REIT)	139,062	201,352
Monadelphous Group Ltd.	3,274	37,838
National Australia Bank Ltd.	107,825	2,793,183
National Storage REIT (REIT)	49,559	75,020
Netwealth Group Ltd.	4,855	107,331
Neuren Pharmaceuticals Ltd.*	4,985	46,293
New Hope Corp. Ltd.	19,950	48,581
NEXTDC Ltd.*	21,755	207,612
nib holdings Ltd.	17,468	81,396
Nine Entertainment Co. Holdings Ltd.	38,897	41,600
Northern Star Resources Ltd.	48,852	596,419
NRW Holdings Ltd.	18,286	35,984
Nufarm Ltd.*	16,854	27,287
Orica Ltd.	19,013	243,886
Origin Energy Ltd.	60,654	430,731
Orora Ltd.	40,922	50,903
Paladin Energy Ltd.*	10,687	56,762
Perpetual Ltd.	4,518	53,702
Perseus Mining Ltd.	43,423	97,168
PEXA Group Ltd.*	3,591	32,143
Pilbara Minerals Ltd.*	102,331	89,911
Pinnacle Investment Management Group Ltd.	6,284	84,950
PolyNovo Ltd. (x)*	29,660	23,327

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Premier Investments Ltd.	3,961	$52,738
Pro Medicus Ltd.	2,080	390,261
Qantas Airways Ltd.	53,277	376,590
QBE Insurance Group Ltd.	52,612	809,916
Qube Holdings Ltd.	68,053	191,697
Ramelius Resources Ltd.	41,600	68,995
Ramsay Health Care Ltd.	6,745	162,875
REA Group Ltd.	1,814	287,117
Reece Ltd. (x)	8,185	77,303
Region Group (REIT)	46,044	66,669
Regis Resources Ltd.*	33,584	97,034
Rio Tinto Ltd.	13,070	921,534
Rio Tinto plc	51,995	3,029,696
Sandfire Resources Ltd.*	16,614	122,685
Santos Ltd.	122,118	615,649
Scentre Group (REIT)	197,862	463,593
SEEK Ltd.	12,793	202,494
SGH Ltd.	7,733	275,188
Sigma Healthcare Ltd.	44,019	86,624
SiteMinder Ltd.*	9,363	27,299
SmartGroup Corp. Ltd.	5,560	26,969
Sonic Healthcare Ltd.	18,670	329,186
South32 Ltd.	172,006	329,429
Steadfast Group Ltd.	42,645	168,682
Stockland (REIT)	84,492	298,061
Suncorp Group Ltd.	38,129	542,294
Super Retail Group Ltd.	5,904	55,333
Tabcorp Holdings Ltd.	82,114	38,641
Technology One Ltd.	11,605	313,227
Telix Pharmaceuticals Ltd.*	10,024	161,106
Telstra Group Ltd.	402,507	1,282,164
TPG Telecom Ltd.	22,358	78,431
Transurban Group	109,439	1,006,941
Treasury Wine Estates Ltd.	32,710	168,134
Vault Minerals Ltd.*	244,918	67,701
Ventia Services Group Pty. Ltd.	28,163	96,014
Vicinity Ltd. (REIT)	144,176	234,377
Virgin Australia International Holdings Pty. Ltd. (r)*	96,120	—
Viva Energy Group Ltd. (m)	41,074	58,391
Washington H Soul Pattinson & Co. Ltd. (x)	9,794	270,793
Waypoint REIT Ltd. (REIT)	18,376	29,752
WEB Travel Group Ltd.*	17,419	51,016
Wesfarmers Ltd.	39,961	2,228,953
West African Resources Ltd.*	32,110	47,972
Westgold Resources Ltd.	33,944	64,117
Westpac Banking Corp.	120,492	2,685,159
Whitehaven Coal Ltd.	32,179	115,000
WiseTech Global Ltd.	6,712	481,640
Woodside Energy Group Ltd.	66,851	1,039,672
Woolworths Group Ltd.	42,952	879,444
Worley Ltd.	17,400	149,790
Yancoal Australia Ltd.	14,565	55,311
Zip Co. Ltd.*	45,054	91,033

		68,601,253

Austria (0.0%)†
Mondi plc	22,165	361,903

Belgium (0.4%)
Anheuser-Busch InBev SA/NV	55,435	3,803,052

Brazil (0.0%)†
Karoon Energy Ltd.	36,590	46,237

Canada (0.3%)
Champion Iron Ltd.	15,522	42,600
Open Text Corp.	89,352	2,610,843

		2,653,443

Chile (0.0%)†
Antofagasta plc	19,171	476,171

China (1.4%)
Alibaba Group Holding Ltd.	399,000	5,580,953
Prosus NV	146,779	8,207,483

		13,788,436

Denmark (0.5%)
DSV A/S	22,200	5,334,660

Finland (0.4%)
Nokia OYJ	291,982	1,515,401
Nordea Bank Abp	181,455	2,695,323

		4,210,724

France (12.9%)
Accor SA	93,597	4,887,497
Air Liquide SA	31,253	6,447,687
Airbus SE	61,892	12,923,261
AXA SA	101,248	4,969,776
BNP Paribas SA	160,311	14,412,142
Capgemini SE	33,300	5,689,693
Cie de Saint-Gobain SA	26,964	3,164,790
Danone SA	59,241	4,840,144
Edenred SE	180,856	5,600,804
EssilorLuxottica SA	16,745	4,593,900
Hermes International SCA	1,898	5,139,987
Kering SA	41,375	8,995,026
L’Oreal SA	13,020	5,568,832
LVMH Moet Hennessy Louis Vuitton SE	22,411	11,737,012
Pernod Ricard SA	72,662	7,241,100
Publicis Groupe SA	30,805	3,471,916
Safran SA	20,238	6,577,277
TotalEnergies SE	122,650	7,527,177
Vinci SA	31,467	4,637,026
Worldline SA (m)(x)*	338,400	1,429,047

		129,854,094

Germany (14.0%)
adidas AG	37,125	8,656,629
Allianz SE (Registered)	30,204	12,242,666
BASF SE	48,222	2,377,778
Bayer AG (Registered)	316,380	9,516,379
Bayerische Motoren Werke AG	92,364	8,210,061
Brenntag SE	98,100	6,494,298
Continental AG	98,020	8,555,783
Daimler Truck Holding AG	145,300	6,875,342
Deutsche Boerse AG	10,174	3,318,498
Deutsche Post AG	50,578	2,336,067
Deutsche Telekom AG (Registered)	194,437	7,093,278
Fresenius Medical Care AG	127,800	7,323,869
Fresenius SE & Co. KGaA	111,700	5,615,707
Infineon Technologies AG	70,558	3,001,655
Mercedes-Benz Group AG	121,399	7,105,767

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	7,059	$4,578,321
Rheinmetall AG	2,466	5,219,970
SAP SE	55,297	16,815,143
Siemens AG (Registered)	46,530	11,929,399
thyssenkrupp AG	210,500	2,261,877
Volkswagen AG (Preference) (q)	11,225	1,184,999

		140,713,486

Hong Kong (0.7%)
Prudential plc	571,132	7,154,459

India (0.3%)
Axis Bank Ltd.	209,700	2,932,279

Indonesia (0.6%)
Bank Mandiri Persero Tbk. PT	19,141,100	5,753,531
Nickel Industries Ltd.	38,546	17,631

		5,771,162

Italy (2.6%)
Coca-Cola HBC AG	10,670	557,141
Enel SpA	419,719	3,982,951
Eni SpA	112,162	1,817,988
Ferrari NV	6,377	3,125,655
Intesa Sanpaolo SpA	1,399,525	8,063,982
Ryanair Holdings plc (ADR)	56,300	3,246,821
UniCredit SpA	84,160	5,641,845

		26,436,383

Ivory Coast (0.0%)†
Endeavour Mining plc	8,773	268,302

Japan (16.2%)
77 Bank Ltd. (The)	1,400	47,861
A&D HOLON Holdings Co. Ltd.	1,200	17,524
ABC-Mart, Inc.	2,400	49,365
Achilles Corp.	1,000	7,687
Acom Co. Ltd.	13,300	39,446
Adastria Co. Ltd.	760	15,732
ADEKA Corp.	1,500	28,728
Advan Group Co. Ltd.	1,400	7,982
Advance Create Co. Ltd.*	200	576
Advantest Corp.	17,200	1,272,636
Adways, Inc.	1,700	4,026
Aeon Co. Ltd. (x)	22,953	704,505
Aeon Fantasy Co. Ltd.	400	7,566
AEON Financial Service Co. Ltd.	1,500	13,380
Aeon Hokkaido Corp.	900	5,556
AGC, Inc. (x)	5,100	149,701
Ai Holdings Corp. (x)	600	9,770
Aica Kogyo Co. Ltd.	700	17,490
Aichi Corp.	2,100	19,731
Aichi Financial Group, Inc.	32	564
Aichi Steel Corp.	2,400	35,615
Aichi Tokei Denki Co. Ltd.	300	4,735
Aida Engineering Ltd.	3,300	20,853
Aiful Corp.	6,900	20,220
Ain Holdings, Inc.	200	7,553
Aiphone Co. Ltd.	800	15,305
Air Water, Inc.	5,900	88,210
Airport Facilities Co. Ltd.	1,200	6,658
Airtech Japan Ltd.	300	2,202
Aisan Industry Co. Ltd.	1,500	17,510
Aisin Corp.	12,444	159,606
Aizawa Securities Group Co. Ltd.	2,200	20,120
Ajinomoto Co., Inc.	24,400	662,335
Akebono Brake Industry Co. Ltd.*	5,700	4,117
Akita Bank Ltd. (The)	800	16,722
Alconix Corp.	800	10,305
Alfresa Holdings Corp.	3,900	53,393
Alleanza Holdings Co. Ltd.	111	781
Alpen Co. Ltd.	700	11,530
Alpha Systems, Inc.	360	9,012
Alps Alpine Co. Ltd.	6,032	65,030
Altech Corp.	1,100	21,083
Amada Co. Ltd.	5,500	60,173
Amano Corp.	600	18,683
Amuse, Inc.	600	6,737
Amvis Holdings, Inc.	2,100	7,058
ANA Holdings, Inc.	14,500	284,200
Anest Iwata Corp.	2,000	19,166
Anicom Holdings, Inc.	6,400	30,577
Anritsu Corp.	5,200	67,453
Anycolor, Inc.	500	18,124
AOKI Holdings, Inc.	2,200	25,498
Aoyama Trading Co. Ltd.	1,600	24,332
Aozora Bank Ltd. (x)	4,300	64,557
Appier Group, Inc.	3,800	43,039
Arakawa Chemical Industries Ltd.	1,000	7,125
Arclands Corp. (x)	1,400	17,188
Arcs Co. Ltd.	1,500	31,124
ARE Holdings, Inc.	2,400	30,082
Argo Graphics, Inc.	800	29,166
Ariake Japan Co. Ltd.	800	36,776
Arisawa Manufacturing Co. Ltd.	2,000	20,444
Artience Co. Ltd.	200	4,187
As One Corp.	1,300	22,487
Asahi Co. Ltd.	500	4,614
Asahi Diamond Industrial Co. Ltd.	4,000	19,888
Asahi Group Holdings Ltd. (x)	159,400	2,133,561
Asahi Intecc Co. Ltd.	7,000	111,000
Asahi Kasei Corp.	33,900	241,765
Asahi Kogyosha Co. Ltd.	800	13,811
Asahi Net, Inc.	1,000	4,805
ASAHI YUKIZAI Corp.	800	22,471
Asanuma Corp.	4,000	20,860
Asics Corp.	20,000	511,093
ASKA Pharmaceutical Holdings Co. Ltd.	1,000	16,992
ASKUL Corp.	1,800	19,249
Astellas Pharma, Inc.	47,200	464,281
Astena Holdings Co. Ltd.	1,000	3,257
Autobacs Seven Co. Ltd.	100	996
Avex, Inc.	2,300	20,316
Awa Bank Ltd. (The)	100	1,995
Axell Corp.	400	2,628
Axial Retailing, Inc.	2,800	21,874
Azbil Corp.	14,800	140,801
AZ-COM MARUWA Holdings, Inc.	2,000	14,180
Bandai Namco Holdings, Inc.	15,000	538,627
Bando Chemical Industries Ltd.	2,000	23,582
Bank of Iwate Ltd. (The)	800	16,916
Bank of Nagoya Ltd. (The)	99	5,445
Bank of Saga Ltd. (The)	700	11,307

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of the Ryukyus Ltd.	2,500	$19,826
BayCurrent, Inc.	4,100	211,257
Belc Co. Ltd.	600	30,916
Belluna Co. Ltd.	3,000	18,520
Bic Camera, Inc.	3,300	37,903
BIPROGY, Inc.	2,100	87,876
BML, Inc.	1,400	32,179
Bookoff Group Holdings Ltd.	700	6,878
Bridgestone Corp. (x)	15,800	647,339
Brother Industries Ltd.	6,500	112,437
Buffalo, Inc.	600	9,545
Bunka Shutter Co. Ltd.	100	1,640
CAC Holdings Corp.	700	9,654
Calbee, Inc.	2,900	55,279
Canon Electronics, Inc.	1,100	19,486
Canon Marketing Japan, Inc. (x)	1,200	44,090
Canon, Inc. (x)	27,000	785,410
Capcom Co. Ltd.	11,200	383,664
Carlit Co. Ltd.	1,000	8,514
Casio Computer Co. Ltd.	1,600	12,222
Cawachi Ltd.	800	15,338
Central Glass Co. Ltd.	1,100	22,710
Central Japan Railway Co.	20,500	460,095
Central Security Patrols Co. Ltd.	500	7,729
Central Sports Co. Ltd.	400	6,680
Change Holdings, Inc. (x)	1,000	8,014
Chiba Bank Ltd. (The) (x)	15,800	146,419
Chiba Kogyo Bank Ltd. (The)	2,300	19,054
Chino Corp.	400	6,766
Chiyoda Co. Ltd.	1,600	13,277
Chiyoda Integre Co. Ltd.	400	7,600
Chofu Seisakusho Co. Ltd. (x)	1,200	15,224
Chubu Electric Power Co., Inc.	18,600	230,038
Chubu Shiryo Co. Ltd.	1,200	13,041
Chudenko Corp.	700	16,163
Chugai Pharmaceutical Co. Ltd.	17,100	893,563
Chugai Ro Co. Ltd.	400	9,611
Chugin Financial Group, Inc.	4,200	50,938
Chugoku Electric Power Co., Inc. (The)	9,800	48,522
Chugoku Marine Paints Ltd.	600	11,283
Chuo Spring Co. Ltd.	400	5,594
Citizen Watch Co. Ltd.	2,700	16,031
CKD Corp.	1,100	20,112
Cleanup Corp.	1,200	5,658
CMK Corp.	2,400	5,550
Coca-Cola Bottlers Japan Holdings, Inc.	2,473	39,936
COLOPL, Inc.	1,700	6,339
Colowide Co. Ltd.	2,300	30,290
Computer Engineering & Consulting Ltd.	1,600	24,355
Computer Institute of Japan Ltd.	4,320	14,399
COMSYS Holdings Corp.	2,414	55,956
Concordia Financial Group Ltd.	29,446	191,638
Core Corp.	400	5,316
Corona Corp., Class A	500	3,132
Cosel Co. Ltd.	1,800	13,999
Cosmo Energy Holdings Co. Ltd.	1,500	64,342
Cosmos Pharmaceutical Corp.	1,200	76,206
Create Restaurants Holdings, Inc.	3,900	38,538
Create SD Holdings Co. Ltd.	100	2,226
Credit Saison Co. Ltd.	3,500	94,788
Cresco Ltd.	1,200	14,458
CTI Engineering Co. Ltd.	1,400	27,289
CyberAgent, Inc.	13,600	155,828
Cybozu, Inc.	500	12,986
Dai Nippon Printing Co. Ltd.	9,700	147,516
Dai Nippon Toryo Co. Ltd.	1,400	11,559
Daicel Corp.	5,000	41,995
Dai-Dan Co. Ltd.	1,000	30,867
Daido Metal Co. Ltd.	1,000	4,611
Daido Steel Co. Ltd.	2,700	18,669
Daifuku Co. Ltd.	9,100	235,202
Daihen Corp.	600	26,624
Daiho Corp.	4,000	21,999
Daiichi Jitsugyo Co. Ltd.	1,200	20,424
Dai-ichi Life Holdings, Inc.	98,000	745,863
Daiichi Sankyo Co. Ltd.	50,400	1,177,709
Daiichikosho Co. Ltd.	1,800	20,293
Daiki Aluminium Industry Co. Ltd.	2,000	13,472
Daikin Industries Ltd.	7,100	839,398
Daikoku Denki Co. Ltd.	500	7,611
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	800	17,499
Daio Paper Corp. (x)	2,800	15,536
Daiseki Co. Ltd.	1,279	30,952
Daishi Hokuetsu Financial Group, Inc.	2,100	48,634
Daisyo Corp.	600	4,662
Daito Trust Construction Co. Ltd.	1,600	174,161
Daitron Co. Ltd.	500	13,072
Daiwa House Industry Co. Ltd.	15,900	546,985
Daiwa Industries Ltd.	1,000	11,527
Daiwa Securities Group, Inc.	40,100	285,285
Daiwabo Holdings Co. Ltd.	3,050	54,930
DCM Holdings Co. Ltd.	2,500	23,142
Dear Life Co. Ltd.	1,000	8,409
DeNA Co. Ltd.	2,400	44,532
Denka Co. Ltd.	2,600	35,749
Denso Corp.	52,900	716,513
Dentsu Group, Inc. (x)	5,300	117,626
Dentsu Soken, Inc.	500	23,333
Denyo Co. Ltd.	1,100	21,617
Dexerials Corp. (x)	4,500	69,763
DIC Corp.	1,299	26,164
Digital Arts, Inc.	400	21,083
Digital Garage, Inc.	500	16,406
dip Corp. (x)	1,200	18,999
Disco Corp.	2,600	769,682
DKK Co. Ltd.	600	8,833
DKS Co. Ltd.	400	10,986
DMG Mori Co. Ltd. (x)	3,900	89,886
Doshisha Co. Ltd.	1,000	17,208
Doutor Nichires Holdings Co. Ltd.	500	9,111
Dowa Holdings Co. Ltd.	900	29,199
DTS Corp.	1,000	35,902
Duskin Co. Ltd.	1,400	38,528
DyDo Group Holdings, Inc. (x)	1,000	18,479
Eagle Industry Co. Ltd.	1,000	13,333
Earth Corp.	100	3,392
East Japan Railway Co.	30,000	647,478
Ebara Corp.	11,500	221,846
Ebara Jitsugyo Co. Ltd.	600	15,270

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Eco’s Co. Ltd.	400	$7,064
EDION Corp.	2,700	39,542
eGuarantee, Inc.	1,600	16,411
Ehime Bank Ltd. (The)	1,400	9,741
Eiken Chemical Co. Ltd. (x)	2,000	29,596
Eisai Co. Ltd.	6,800	195,871
Eizo Corp.	200	2,999
Elecom Co. Ltd.	1,400	17,597
Electric Power Development Co. Ltd.	3,700	63,103
ENEOS Holdings, Inc.	82,050	407,444
en-Japan, Inc.	1,100	12,726
Enplas Corp.	200	6,118
eRex Co. Ltd.	1,900	9,856
Eslead Corp.	500	15,954
ESPEC Corp.	1,200	25,791
euglena Co. Ltd. (x)*	8,500	24,732
Exedy Corp.	500	14,340
EXEO Group, Inc.	6,116	77,976
Ezaki Glico Co. Ltd. (x)	900	28,811
FALCO HOLDINGS Co. Ltd.	600	9,475
FANUC Corp.	26,200	716,836
Fast Retailing Co. Ltd.	3,400	1,169,182
FCC Co. Ltd.	300	5,819
Feed One Co. Ltd.	1,504	10,256
FIDEA Holdings Co. Ltd.	700	7,005
Financial Partners Group Co. Ltd.	1,800	29,836
FINDEX, Inc.	1,700	8,594
Food & Life Cos. Ltd.	3,200	155,883
Foster Electric Co. Ltd.	1,100	12,023
FP Corp.	800	14,744
France Bed Holdings Co. Ltd.	1,600	14,177
Fudo Tetra Corp.	980	15,387
Fuji Co. Ltd.	1,300	17,974
Fuji Corp.	1,700	31,720
Fuji Corp. Ltd.	1,200	5,691
Fuji Electric Co. Ltd.	3,600	166,344
Fuji Kyuko Co. Ltd.	1,500	21,697
Fuji Media Holdings, Inc.	5,200	120,210
Fuji Oil Co. Ltd.	3,300	6,714
Fuji Oil Co. Ltd./Osaka	1,600	31,388
Fuji Seal International, Inc.	2,400	46,482
Fujibo Holdings, Inc.	500	20,555
Fujicco Co. Ltd.	1,000	11,069
FUJIFILM Holdings Corp.	32,710	713,689
Fujikura Composites, Inc.	800	8,305
Fujikura Kasei Co. Ltd.	1,600	5,744
Fujikura Ltd.	5,900	310,190
Fujimi, Inc.	1,800	25,574
Fujita Kanko, Inc.	300	23,208
Fujitec Co. Ltd.	1,400	60,256
Fujitsu Ltd.	151,100	3,688,181
Fujiya Co. Ltd.	700	11,657
FuKoKu Co. Ltd.	500	5,774
Fukuda Corp.	200	6,930
Fukui Bank Ltd. (The)	1,000	12,166
Fukui Computer Holdings, Inc.	400	8,283
Fukuoka Financial Group, Inc.	4,784	128,134
Fukuyama Transporting Co. Ltd.	400	9,361
FULLCAST Holdings Co. Ltd. (x)	1,000	11,840
Funai Soken Holdings, Inc. (x)	2,340	39,421
Furukawa Co. Ltd.	100	1,485
Furukawa Electric Co. Ltd.	2,300	112,329
Fuso Pharmaceutical Industries Ltd.	400	5,889
Futaba Corp.	2,100	8,968
Futaba Industrial Co. Ltd.	3,500	19,468
Future Corp.	2,000	29,818
Fuyo General Lease Co. Ltd.	1,800	48,748
G-7 Holdings, Inc.	1,200	11,041
Gakken Holdings Co. Ltd.	2,000	13,138
Gakujo Co. Ltd.	400	4,903
Galilei Co. Ltd.	1,200	25,416
Gecoss Corp.	800	6,700
Genki Global Dining Concepts Corp.	600	17,562
Geo Holdings Corp.	300	3,210
giftee, Inc.	1,900	22,601
GLOBERIDE, Inc.	1,000	14,687
Glory Ltd.	200	4,671
GMO internet group, Inc.	1,600	40,076
GMO Payment Gateway, Inc.	1,500	97,299
Godo Steel Ltd.	700	18,229
Goldcrest Co. Ltd.	1,100	25,207
Goldwin, Inc.	1,300	73,276
GREE Holdings, Inc.	5,100	18,451
GS Yuasa Corp.	1,300	24,338
GSI Creos Corp.	600	8,625
Gun-Ei Chemical Industry Co. Ltd.	300	5,969
GungHo Online Entertainment, Inc.	1,100	21,094
Gunma Bank Ltd. (The)	9,700	81,538
Gunze Ltd.	1,600	39,665
Gurunavi, Inc.*	2,000	3,542
H.U. Group Holdings, Inc.	1,400	30,984
H2O Retailing Corp.	2,660	34,967
Hachijuni Bank Ltd. (The)	11,616	94,457
Hakudo Co. Ltd.	400	6,350
Hakuhodo DY Holdings, Inc.	7,400	61,433
Hakuto Co. Ltd. (x)	700	17,888
Hamakyorex Co. Ltd.	2,400	22,599
Hamamatsu Photonics KK	10,400	126,818
Hankyu Hanshin Holdings, Inc.	7,100	193,271
Hanwa Co. Ltd.	400	15,111
Happinet Corp.	600	23,832
Hard Off Corp. Co. Ltd.	500	5,906
Harima Chemicals Group, Inc.	1,100	6,042
Haseko Corp.	3,000	45,071
Hazama Ando Corp.	4,020	40,506
Heiwa Corp.	1,820	26,541
Heiwa Real Estate Co. Ltd.	1,400	21,291
Heiwado Co. Ltd.	500	9,826
Hibiya Engineering Ltd.	400	10,305
Hiday Hidaka Corp.	1,640	37,639
Hikari Tsushin, Inc.	700	206,882
Hino Motors Ltd.*	4,200	10,470
Hirakawa Hewtech Corp.	420	4,016
Hirogin Holdings, Inc.	5,900	49,452
Hirose Electric Co. Ltd.	723	87,661
HIS Co. Ltd. (x)	3,100	29,169
Hisaka Works Ltd.	1,000	9,389
Hisamitsu Pharmaceutical Co., Inc.	600	17,099
Hitachi Construction Machinery Co. Ltd.	2,700	80,622
Hitachi Ltd.	138,540	4,045,420
Hochiki Corp.	1,000	21,631
Hodogaya Chemical Co. Ltd.	400	4,042

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Hokkaido Electric Power Co., Inc. (x)	7,100	$37,032
Hokkaido Gas Co. Ltd.	2,000	8,250
Hokkan Holdings Ltd.	600	7,808
Hokko Chemical Industry Co. Ltd.	1,000	9,583
Hokkoku Financial Holdings, Inc.	500	16,805
Hokuetsu Corp.	2,300	16,786
Hokuhoku Financial Group, Inc.	2,900	55,108
Hokuriku Electric Power Co.	3,300	16,488
Hokuto Corp.	1,400	17,480
Honda Motor Co. Ltd.	127,800	1,237,576
Honeys Holdings Co. Ltd.	1,080	11,797
Hoosiers Holdings Co. Ltd.	2,000	17,277
Horiba Ltd.	900	70,341
Hoshizaki Corp. (x)	4,000	138,217
Hosiden Corp.	600	9,233
Hosokawa Micron Corp.	800	27,582
House Foods Group, Inc.	1,400	27,246
Hoya Corp.	10,500	1,250,842
Hulic Co. Ltd. (x)	11,500	115,994
Hyakugo Bank Ltd. (The)	4,000	19,194
Hyakujushi Bank Ltd. (The)	1,400	40,686
Ibiden Co. Ltd. (x)	2,900	127,817
Ichibanya Co. Ltd.	4,000	25,638
Ichigo, Inc.	10,100	28,335
Ichikoh Industries Ltd.	2,000	5,028
Ichinen Holdings Co. Ltd.	1,300	14,254
Ichiyoshi Securities Co. Ltd.	2,700	15,243
Icom, Inc.	600	12,304
Idec Corp.	1,400	22,137
Idemitsu Kosan Co. Ltd.	26,710	162,295
IDOM, Inc.	3,300	24,291
IHI Corp.	4,300	467,012
Iida Group Holdings Co. Ltd.(x)	4,076	57,529
Iino Kaiun Kaisha Ltd. (x)	400	2,811
Inaba Denki Sangyo Co. Ltd.	1,500	41,228
Inaba Seisakusho Co. Ltd.	600	7,758
Inabata & Co. Ltd. (x)	1,600	35,721
Ines Corp.	1,600	18,477
I-Net Corp.	550	7,291
Infomart Corp.	6,800	19,738
INFRONEER Holdings, Inc.	6,012	50,537
Inpex Corp. (x)	22,000	309,364
Intage Holdings, Inc.	300	3,698
Internet Initiative Japan, Inc.	2,900	57,253
Inui Global Logistics Co. Ltd.	490	4,097
Iseki & Co. Ltd.	1,300	10,986
Isetan Mitsukoshi Holdings Ltd.	8,400	128,271
Ishihara Sangyo Kaisha Ltd.	2,100	29,618
Isuzu Motors Ltd.	16,700	212,280
Itfor, Inc.	1,300	13,541
Ito En Ltd.	800	18,144
ITOCHU Corp.	38,500	2,020,110
Itochu Enex Co. Ltd.	2,700	32,361
Itochu-Shokuhin Co. Ltd. (x)	300	20,645
Itoham Yonekyu Holdings, Inc. (x)	14	476
Itoki Corp.	2,600	39,486
IwaiCosmo Holdings, Inc.	1,100	17,179
Iwatani Corp.	5,600	59,556
Iyogin Holdings, Inc.	5,600	61,540
Izumi Co. Ltd.	400	9,247
J Front Retailing Co. Ltd.	6,600	89,968
Jaccs Co. Ltd.	700	19,492
JAFCO Group Co. Ltd.	2,200	37,651
JANOME Corp.	1,200	9,333
Japan Airlines Co. Ltd.	13,000	265,543
Japan Airport Terminal Co. Ltd.	2,100	67,154
Japan Aviation Electronics Industry Ltd.	1,700	30,327
Japan Cash Machine Co. Ltd. (x)	1,100	7,516
Japan Communications, Inc.*	1,100	1,222
Japan Display, Inc. (x)*	17,300	2,403
Japan Electronic Materials Corp. (x)	500	8,482
Japan Elevator Service Holdings Co. Ltd.	2,200	63,477
Japan Exchange Group, Inc.	31,300	317,445
Japan Lifeline Co. Ltd.	1,800	18,687
Japan Material Co. Ltd.	1,900	19,514
Japan Medical Dynamic Marketing, Inc.	1,000	3,951
Japan Petroleum Exploration Co. Ltd.	2,900	20,440
Japan Post Bank Co. Ltd.	42,200	455,686
Japan Post Holdings Co. Ltd.	55,100	510,996
Japan Post Insurance Co. Ltd.	6,600	149,457
Japan Property Management Center Co. Ltd.	200	1,626
Japan Securities Finance Co. Ltd.	2,346	28,591
Japan Steel Works Ltd. (The)	1,700	97,640
Japan Tobacco, Inc. (x)	32,600	961,667
Japan Transcity Corp.	2,000	15,180
Japan Wool Textile Co. Ltd. (The)	400	4,044
JBCC Holdings, Inc.	4,000	37,471
JCR Pharmaceuticals Co. Ltd.	3,500	12,468
JCU Corp.	800	18,444
Jeol Ltd.	1,200	36,699
JFE Holdings, Inc. (x)	14,244	165,877
JGC Holdings Corp.	6,600	57,267
JINS Holdings, Inc.	500	29,652
JK Holdings Co. Ltd.	1,100	9,075
JMDC, Inc.	800	22,133
JMS Co. Ltd.	500	1,503
J-Oil Mills, Inc.	1,000	13,611
Joshin Denki Co. Ltd.	1,000	16,486
JSP Corp.	800	10,472
JTEKT Corp.	3,400	28,049
Juki Corp.*	1,400	3,840
Juroku Financial Group, Inc.	400	13,458
Justsystems Corp.	900	23,093
JVCKenwood Corp.	5,800	46,519
K&O Energy Group, Inc.	500	9,830
Kadokawa Corp.	3,468	96,402
Kaga Electronics Co. Ltd.	800	15,222
Kagome Co. Ltd.	2,100	41,860
Kajima Corp.	11,800	308,346
Kakaku.com, Inc.	5,200	96,702
Kaken Pharmaceutical Co. Ltd.	500	13,263
Kamei Corp.	1,000	17,208
Kamigumi Co. Ltd.	1,900	52,868
Kanaden Corp.	1,000	14,027
Kanadevia Corp.	5,300	35,884
Kanagawa Chuo Kotsu Co. Ltd.	200	4,916
Kanamoto Co. Ltd.	1,000	22,499
Kandenko Co. Ltd.	2,900	67,121
Kaneka Corp.	400	11,055

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Kanematsu Corp.	2,500	$47,646
Kansai Electric Power Co., Inc. (The)	25,400	301,438
Kansai Paint Co. Ltd.	3,800	52,182
Kanto Denka Kogyo Co. Ltd. (x)	2,000	11,680
Kao Corp. (x)	13,300	596,355
Kappa Create Co. Ltd. (x)	1,800	18,824
Kasumigaseki Capital Co. Ltd. (x)	400	39,721
Katakura Industries Co. Ltd.	1,400	22,438
Katitas Co. Ltd. (x)	1,700	29,525
Kato Sangyo Co. Ltd.	100	3,819
KAWADA TECHNOLOGIES, Inc.	600	16,124
Kawai Musical Instruments Manufacturing Co. Ltd. (x)	400	7,197
Kawasaki Heavy Industries Ltd.	4,300	325,475
Kawasaki Kisen Kaisha Ltd. (x)	11,491	163,103
KDDI Corp.	79,700	1,372,563
KeePer Technical Laboratory Co. Ltd. (x)	400	9,861
Keihan Holdings Co. Ltd.	3,200	67,864
Keihanshin Building Co. Ltd.	1,400	14,563
Keikyu Corp.	5,600	58,467
Keio Corp.	2,500	60,866
Keisei Electric Railway Co. Ltd.	8,792	82,514
Keiyo Bank Ltd. (The)	2,500	17,395
Kewpie Corp.	2,400	56,181
Key Coffee, Inc.	1,200	16,324
Keyence Corp.	5,360	2,152,859
KH Neochem Co. Ltd. (x)	1,500	26,312
Kikkoman Corp.	18,600	172,819
Kimura Chemical Plants Co. Ltd.	1,100	6,882
Kinden Corp.	3,500	103,076
King Jim Co. Ltd. (x)	1,000	5,785
Kintetsu Department Store Co. Ltd.	100	1,219
Kintetsu Group Holdings Co. Ltd.	5,200	98,580
Kioxia Holdings Corp. (x)*	2,600	45,191
Kirin Holdings Co. Ltd.(x)	21,300	298,707
Kisoji Co. Ltd.	1,400	23,002
Kissei Pharmaceutical Co. Ltd.	1,200	33,624
Ki-Star Real Estate Co. Ltd. (x)	900	28,905
Kitagawa Corp.	500	4,816
Kita-Nippon Bank Ltd. (The)	300	6,171
Kitz Corp. (x)	800	6,589
Kiyo Bank Ltd. (The)	1,900	32,919
KNT-CT Holdings Co. Ltd.*	400	2,772
Koa Corp.	1,500	8,781
Koatsu Gas Kogyo Co. Ltd.	1,000	7,264
Kobayashi Pharmaceutical Co. Ltd. (x)	1,700	63,665
Kobe Bussan Co. Ltd.	4,600	143,042
Kobe Steel Ltd.	10,400	113,674
Koei Tecmo Holdings Co. Ltd. (x)	3,524	57,655
Kohnan Shoji Co. Ltd.	1,100	29,791
Kohsoku Corp.	700	13,129
Koito Manufacturing Co. Ltd.	4,000	47,901
Kojima Co. Ltd.	1,500	12,864
Kokusai Electric Corp.	3,100	74,634
Kokuyo Co. Ltd.	6,000	34,449
Komatsu Ltd.	155,390	5,111,506
Komatsu Matere Co. Ltd.	2,000	10,097
Komatsu Wall Industry Co. Ltd.	800	12,816
KOMEDA Holdings Co. Ltd.	1,400	28,884
Komeri Co. Ltd.	100	2,046
Komori Corp.	3,400	35,297
Konami Group Corp.	2,100	332,707
Konica Minolta, Inc.*	16,600	54,086
Kosaido Holdings Co. Ltd. (x)	4,500	15,031
Kose Corp. (x)	1,500	58,988
Kotobuki Spirits Co. Ltd. (x)	4,000	57,151
Kourakuen Corp.*	700	5,012
Krosaki Harima Corp. (x)	800	18,444
KRS Corp.	600	11,995
K’s Holdings Corp.	2,300	23,398
Kubota Corp. (x)	29,300	330,020
Kumagai Gumi Co. Ltd.	1,000	29,061
Kumiai Chemical Industry Co. Ltd.	1,340	7,426
Kura Sushi, Inc. (x)	1,200	29,499
Kurabo Industries Ltd.	200	10,375
Kuraray Co. Ltd. (x)	8,200	104,489
Kureha Corp.	600	13,104
Kurimoto Ltd.	600	23,624
Kurita Water Industries Ltd.	2,600	102,877
Kusuri no Aoki Holdings Co. Ltd.	2,400	60,515
KYB Corp.	1,400	29,010
Kyocera Corp.	32,900	396,043
Kyodo Printing Co. Ltd.	1,200	10,833
Kyoei Steel Ltd.	1,300	18,560
Kyokuto Boeki Kaisha Ltd.	400	4,242
Kyokuto Kaihatsu Kogyo Co. Ltd. (x)	600	11,162
Kyokuto Securities Co. Ltd.	1,600	16,888
Kyokuyo Co. Ltd.	500	15,954
Kyorin Pharmaceutical Co. Ltd.	400	4,211
Kyoritsu Maintenance Co. Ltd.	800	19,577
Kyosan Electric Manufacturing Co. Ltd.	2,000	6,833
Kyoto Financial Group, Inc.	6,800	121,924
Kyowa Kirin Co. Ltd.	6,800	116,422
Kyudenko Corp.	1,200	49,757
Kyushu Electric Power Co., Inc.	10,700	95,665
Kyushu Financial Group, Inc.	5,970	30,189
Kyushu Railway Co.	4,100	106,084
LAND Co. Ltd.	1,300	72
Lasertec Corp.	2,200	296,531
LEC, Inc.	1,200	9,766
Leopalace21 Corp.	7,300	31,531
Life Corp.	1,400	21,505
Link And Motivation, Inc.	5,900	20,199
Lintec Corp.	900	18,481
Lion Corp. (x)	6,100	63,116
Lixil Corp.	6,540	75,752
Look Holdings, Inc.	400	6,669
LY Corp.	86,400	318,229
M&A Capital Partners Co. Ltd.	900	18,812
M3, Inc.	11,500	158,559
Mabuchi Motor Co. Ltd.	3,200	47,332
Macnica Holdings, Inc.	3,150	42,458
Maezawa Kasei Industries Co. Ltd. (x)	900	11,412
Maezawa Kyuso Industries Co. Ltd.	800	6,805
Makino Milling Machine Co. Ltd.	500	39,964
Makita Corp.	7,200	222,642
Management Solutions Co. Ltd.	300	3,717
Mandom Corp.	1,400	13,679
Mani, Inc.	3,300	28,301
Mars Group Holdings Corp.	600	12,033
Marubeni Corp.	47,100	952,761

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Marubun Corp.	900	$6,462
Marudai Food Co. Ltd.	1,200	14,983
Maruha Nichiro Corp.	1,300	27,516
Marui Group Co. Ltd.	2,800	59,615
Maruichi Steel Tube Ltd.	500	12,100
Marusan Securities Co. Ltd.	3,900	24,157
Maruwa Co. Ltd.	200	57,415
Maruzen Showa Unyu Co. Ltd.	800	38,999
Matsuda Sangyo Co. Ltd.	800	18,416
Matsui Construction Co. Ltd.	1,000	7,625
Matsui Securities Co. Ltd.	1,000	4,833
MatsukiyoCocokara & Co.	10,260	211,427
Matsuya Co. Ltd.	2,200	15,476
Matsuyafoods Holdings Co. Ltd.	500	20,555
Max Co. Ltd.	700	22,628
Mazda Motor Corp.	14,500	87,541
Mebuki Financial Group, Inc.	24,660	128,964
MEC Co. Ltd.	800	14,999
Medical System Network Co. Ltd.	400	1,317
Medipal Holdings Corp.	5,700	92,503
Medley, Inc. (x)*	900	19,874
Megachips Corp.	300	11,125
Megmilk Snow Brand Co. Ltd.	400	7,583
Meidensha Corp.	800	30,221
Meiji Holdings Co. Ltd.	6,900	152,705
Meiko Electronics Co. Ltd. (x)	500	23,610
Meiko Network Japan Co. Ltd.	900	4,650
MEITEC Group Holdings, Inc.	1,600	35,288
Meito Sangyo Co. Ltd.	600	8,450
Meiwa Corp.	900	4,331
Meiwa Estate Co. Ltd.	700	4,564
Menicon Co. Ltd.	2,900	22,535
Mercari, Inc.*	3,600	66,848
Micronics Japan Co. Ltd. (x)	1,100	41,325
Midac Holdings Co. Ltd.	1,500	21,447
Milbon Co. Ltd.	1,140	19,173
Minebea Mitsumi, Inc.	8,737	128,411
Ministop Co. Ltd.	900	11,412
Mirait One Corp.	1,100	19,387
Mirarth Holdings, Inc.	4,400	11,488
MISUMI Group, Inc.	9,200	123,365
Mito Securities Co. Ltd.	3,000	11,833
Mitsuba Corp.	2,000	11,513
Mitsubishi Chemical Group Corp.	38,520	202,758
Mitsubishi Corp.	105,630	2,118,395
Mitsubishi Electric Corp.	55,900	1,207,631
Mitsubishi Estate Co. Ltd.	130,500	2,449,509
Mitsubishi Gas Chemical Co., Inc.	4,500	69,232
Mitsubishi HC Capital, Inc.	18,620	137,124
Mitsubishi Heavy Industries Ltd.	96,100	2,409,090
Mitsubishi Kakoki Kaisha Ltd.	900	12,575
Mitsubishi Logisnext Co. Ltd.	1,000	13,666
Mitsubishi Logistics Corp.	6,000	49,269
Mitsubishi Materials Corp. (x)	2,300	36,423
Mitsubishi Motors Corp.	26,200	74,322
Mitsubishi Pencil Co. Ltd. (x)	100	1,415
Mitsubishi Research Institute, Inc.	400	12,722
Mitsubishi Shokuhin Co. Ltd.	200	8,791
Mitsubishi Steel Manufacturing Co. Ltd.	700	7,661
Mitsubishi UFJ Financial Group, Inc.	342,000	4,709,461
Mitsuboshi Belting Ltd.	400	9,541
Mitsui & Co. Ltd.	82,200	1,682,187
Mitsui Chemicals, Inc.	3,931	91,038
Mitsui DM Sugar Co. Ltd.	1,000	21,249
Mitsui E&S Co. Ltd.	3,400	67,289
Mitsui Fudosan Co. Ltd.	73,500	712,007
Mitsui High-Tec, Inc. (x)	4,000	19,666
Mitsui Matsushima Holdings Co. Ltd. (x)	800	28,055
Mitsui Mining & Smelting Co. Ltd.	1,600	55,987
Mitsui OSK Lines Ltd. (x)	10,700	358,140
Mitsui-Soko Holdings Co. Ltd.	1,200	32,791
Mitsuuroko Group Holdings Co. Ltd.	1,900	25,069
Miura Co. Ltd.	3,000	60,477
Miyaji Engineering Group, Inc.	1,600	20,899
Miyakoshi Holdings, Inc.*	300	2,342
Miyazaki Bank Ltd. (The)	800	20,444
Mizuho Financial Group, Inc.	71,437	1,980,820
Mizuho Leasing Co. Ltd.	4,200	31,207
Mizuno Corp.	2,100	38,732
Mochida Pharmaceutical Co. Ltd.	1,000	20,590
Modec, Inc.	1,000	42,985
Monex Group, Inc.	7,000	34,464
Money Forward, Inc.*	700	23,843
Monogatari Corp. (The)	1,400	38,013
MonotaRO Co. Ltd.	7,700	152,123
Morinaga & Co. Ltd.	1,800	29,686
Morinaga Milk Industry Co. Ltd.	1,000	22,478
Morita Holdings Corp.	2,000	29,916
Morozoff Ltd.	1,200	13,191
Mory Industries, Inc.	2,000	11,861
MOS Food Services, Inc.	100	2,576
MrMax Holdings Ltd.	1,200	5,466
MS&AD Insurance Group Holdings, Inc.	39,600	888,219
Murata Manufacturing Co. Ltd.	47,285	707,280
Musashi Seimitsu Industry Co. Ltd.	1,100	23,451
Musashino Bank Ltd. (The)	300	6,802
Nabtesco Corp. (x)	3,800	68,121
NAC Co. Ltd.	800	3,094
Nachi-Fujikoshi Corp.	500	10,729
Nagaileben Co. Ltd.	1,200	17,883
Nagano Keiki Co. Ltd.	800	11,039
Nagase & Co. Ltd.	2,200	42,463
Nagawa Co. Ltd.	400	17,166
Nagoya Railroad Co. Ltd. (x)	5,400	61,142
Nakabayashi Co. Ltd.	1,000	3,618
Nakamuraya Co. Ltd.	300	6,500
Nakayama Steel Works Ltd.	600	2,592
Namura Shipbuilding Co. Ltd. (x)	1,024	22,364
Nankai Electric Railway Co. Ltd.	1,300	19,680
Nanto Bank Ltd. (The)	1,100	31,357
Natori Co. Ltd.	600	8,391
NEC Capital Solutions Ltd.	300	7,937
NEC Corp.	38,100	1,116,238
Net Protections Holdings, Inc.*	100	420
Neturen Co. Ltd.	1,700	12,856
Nexon Co. Ltd. (x)	12,100	244,512
Nextage Co. Ltd.	2,000	24,249
NGK Insulators Ltd.	3,700	46,570
NH Foods Ltd.	2,200	76,264
NHK Spring Co. Ltd.	5,700	62,243
Nichias Corp.	1,500	57,540

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Nichiban Co. Ltd.	500	$6,719
Nichicon Corp.	700	5,780
Nichiha Corp.	1,200	24,782
Nichirei Corp.	4,600	60,213
Nichireki Group Co. Ltd.	1,000	16,742
Nidec Corp.	24,810	483,261
Nifco, Inc.	2,300	54,623
Nihon Chouzai Co. Ltd.	600	13,354
Nihon Dempa Kogyo Co. Ltd.	900	4,706
Nihon Kohden Corp.	5,200	61,965
Nihon M&A Center Holdings, Inc.	7,200	36,569
Nihon Nohyaku Co. Ltd.	2,000	11,680
Nihon Parkerizing Co. Ltd.	3,100	27,382
Nihon Trim Co. Ltd.	200	6,035
Nikko Co. Ltd.	1,000	5,048
Nikkon Holdings Co. Ltd.	2,800	62,395
Nikon Corp.(x)	8,300	85,303
Nintendo Co. Ltd.	34,300	3,306,024
Nippon Air Conditioning Services Co. Ltd.	1,200	9,366
Nippon Beet Sugar Manufacturing Co. Ltd.	700	11,715
Nippon Carbide Industries Co., Inc.	300	3,848
Nippon Carbon Co. Ltd.	600	17,020
Nippon Ceramic Co. Ltd.	800	15,588
Nippon Chemical Industrial Co. Ltd.	400	5,650
Nippon Chemi-Con Corp.*	700	5,789
Nippon Coke & Engineering Co. Ltd.*	10,000	5,764
Nippon Concrete Industries Co. Ltd.	1,000	2,035
Nippon Denko Co. Ltd.	5,000	8,646
Nippon Densetsu Kogyo Co. Ltd.	2,000	35,665
Nippon Electric Glass Co. Ltd.	1,800	42,824
Nippon Express Holdings, Inc.	5,200	104,448
Nippon Fine Chemical Co. Ltd.	1,000	16,736
Nippon Gas Co. Ltd.	3,300	60,750
Nippon Hume Corp. (x)	1,000	15,124
Nippon Kanzai Holdings Co. Ltd.	800	15,099
Nippon Kayaku Co. Ltd.	5,000	44,964
Nippon Light Metal Holdings Co. Ltd.	1,480	16,742
Nippon Paint Holdings Co. Ltd. (x)	22,900	184,466
Nippon Paper Industries Co. Ltd.	2,800	20,183
Nippon Parking Development Co. Ltd.	13,000	23,833
Nippon Sanso Holdings Corp.	5,600	212,443
Nippon Seisen Co. Ltd.	1,000	7,423
Nippon Sharyo Ltd.	400	5,703
Nippon Sheet Glass Co. Ltd.*	3,800	11,927
Nippon Shinyaku Co. Ltd.	1,700	37,139
Nippon Shokubai Co. Ltd.	4,000	45,665
Nippon Signal Co. Ltd.	2,800	20,960
Nippon Soda Co. Ltd.	800	16,861
Nippon Steel Corp.	26,815	508,909
Nippon Telegraph & Telephone Corp.	1,592,800	1,703,352
Nippon Television Holdings, Inc.	5,300	123,147
Nippon Thompson Co. Ltd. (x)	4,000	14,833
Nippon Yakin Kogyo Co. Ltd.	650	17,965
Nippon Yusen KK (x)	11,000	396,292
Nipro Corp.	4,700	41,662
Nishimatsu Construction Co. Ltd.	900	29,999
Nishimatsuya Chain Co. Ltd. (x)	700	10,169
Nishi-Nippon Financial Holdings, Inc.	4,000	60,165
Nishi-Nippon Railroad Co. Ltd.	1,100	15,541
Nissan Chemical Corp.	1,900	58,067
Nissan Motor Co. Ltd.*	68,720	167,117
Nissan Shatai Co. Ltd.	900	6,762
Nissei Plastic Industrial Co. Ltd.	1,000	5,993
Nissha Co. Ltd.	2,200	20,624
Nisshin Group Holdings Co. Ltd.	2,600	9,316
Nisshin Seifun Group, Inc.	5,605	67,044
Nisshinbo Holdings, Inc.	4,468	28,659
Nissin Corp.	800	44,943
Nissin Foods Holdings Co. Ltd.	6,200	128,968
Nissui Corp.	6,400	38,919
Niterra Co. Ltd.	4,800	159,994
Nitori Holdings Co. Ltd.	2,000	193,327
Nitta Corp.	1,100	29,485
Nittetsu Mining Co. Ltd.	600	30,999
Nitto Boseki Co. Ltd.	1,000	42,221
Nitto Denko Corp.	17,700	343,110
Nitto Fuji Flour Milling Co. Ltd.	200	9,889
Nitto Kogyo Corp.	300	6,489
Nitto Kohki Co. Ltd.	700	8,886
Nitto Seiko Co. Ltd.	1,000	3,972
Nittoc Construction Co. Ltd.	750	5,734
NOF Corp.	6,600	126,748
Nohmi Bosai Ltd.	1,000	25,381
Nojima Corp.	3,100	67,810
NOK Corp.	800	11,816
Nomura Co. Ltd.	4,000	25,610
Nomura Holdings, Inc.	94,300	623,406
Nomura Micro Science Co. Ltd. (x)	1,100	19,669
Nomura Real Estate Holdings, Inc.	14,000	82,033
Nomura Research Institute Ltd.	12,109	486,277
Noritsu Koki Co. Ltd. (x)	3,300	35,038
Noritz Corp.	2,300	29,532
North Pacific Bank Ltd.	11,400	45,757
NPR-RIKEN Corp.	1,208	19,696
NS Solutions Corp. (x)	2,000	56,637
NS United Kaiun Kaisha Ltd.	400	10,861
NSD Co. Ltd.	2,260	56,027
NSK Ltd.	9,100	42,876
NSW, Inc.	400	7,539
NTN Corp.	13,000	20,556
Nxera Pharma Co. Ltd. (x)*	2,700	16,931
Obara Group, Inc.	800	19,916
Obayashi Corp.	17,300	262,554
OBIC Business Consultants Co. Ltd.	600	35,570
Obic Co. Ltd.	9,400	366,261
Odakyu Electric Railway Co. Ltd.	7,899	92,481
Oenon Holdings, Inc.	3,000	11,562
Ogaki Kyoritsu Bank Ltd. (The)	1,600	27,810
Ohara, Inc.	400	3,042
Ohashi Technica, Inc.	600	8,283
Ohsho Food Service Corp.	1,800	47,561
Oiles Corp.	1,560	22,381
Oisix ra daichi, Inc. (x)*	2,200	26,491
Oita Bank Ltd. (The)	700	19,444
Oji Holdings Corp.	21,500	108,362
Okabe Co. Ltd.	2,700	15,581
Okamura Corp.	1,700	26,207

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Okasan Securities Group, Inc.	6,000	$27,999
Oki Electric Industry Co. Ltd.	3,600	40,249
Okinawa Electric Power Co., Inc. (The)	2,273	14,348
Okinawa Financial Group, Inc.	1,080	22,874
OKUMA Corp.	600	15,291
Okumura Corp.	300	8,968
Okura Industrial Co. Ltd.	600	17,958
Okuwa Co. Ltd.	1,000	6,590
Olympus Corp.	29,900	356,088
Omron Corp.	4,800	129,795
Ono Pharmaceutical Co. Ltd.	12,400	134,243
Onoken Co. Ltd.	1,000	9,722
Onward Holdings Co. Ltd.	1,000	4,125
Open House Group Co. Ltd.	2,000	90,511
Open Up Group, Inc.	3,000	35,603
Optex Group Co. Ltd. (x)	1,600	19,366
Optorun Co. Ltd.	1,000	11,340
Oracle Corp.	1,000	119,336
Organo Corp.	700	43,748
Orient Corp. (x)	1,650	11,091
Oriental Land Co. Ltd.	33,200	766,340
Oriental Shiraishi Corp.	450	1,150
ORIX Corp.	30,700	694,990
Osaka Gas Co. Ltd.	10,600	271,836
Osaka Soda Co. Ltd.	500	6,239
Osaka Steel Co. Ltd.	800	15,677
OSAKA Titanium Technologies Co. Ltd. (x)	1,100	11,298
Osaki Electric Co. Ltd.	1,000	6,659
OSG Corp.	2,200	25,987
Otsuka Corp.	6,600	134,585
Otsuka Holdings Co. Ltd. (x)	13,600	675,349
Oyo Corp.	1,200	25,124
Pacific Industrial Co. Ltd.	2,000	18,749
Pacific Metals Co. Ltd.	899	10,925
Pack Corp. (The)	2,700	20,624
PAL GROUP Holdings Co. Ltd.	800	20,027
PALTAC Corp.	1,050	29,443
Pan Pacific International Holdings Corp.	12,200	420,123
Panasonic Holdings Corp.	64,785	699,789
Park24 Co. Ltd.	4,000	51,387
Pasona Group, Inc.	1,000	15,541
Pegasus Co. Ltd.	1,200	4,442
Penta-Ocean Construction Co. Ltd.	2,700	16,944
PeptiDream, Inc.*	3,500	39,981
Persol Holdings Co. Ltd.	61,800	120,806
Pharma Foods International Co. Ltd.	700	4,049
PIA Corp.*	300	6,127
Pigeon Corp.	4,300	52,315
PILLAR Corp.	1,000	26,944
Pilot Corp.	1,100	31,150
Piolax, Inc.	1,500	18,541
Pola Orbis Holdings, Inc. (x)	3,000	26,666
Premium Group Co. Ltd.	600	8,746
Press Kogyo Co. Ltd.	5,000	18,923
Prima Meat Packers Ltd.	1,400	22,040
Procrea Holdings, Inc.	1,176	11,694
Pronexus, Inc.	1,300	10,020
PS Construction Co. Ltd.	800	9,611
Raito Kogyo Co. Ltd.	800	15,905
Raiznext Corp.	200	2,492
Raksul, Inc.	2,200	17,065
Rakus Co. Ltd.	2,000	32,172
Rakuten Bank Ltd.*	1,900	87,278
Rakuten Group, Inc.*	43,600	241,124
Rasa Corp.	500	5,035
Rasa Industries Ltd.	400	11,250
Recruit Holdings Co. Ltd.	41,300	2,447,800
Relo Group, Inc.	3,600	42,711
Renaissance, Inc.	500	3,590
Renesas Electronics Corp.	43,200	536,681
Rengo Co. Ltd.	300	1,628
RENOVA, Inc.*	2,800	12,638
Resona Holdings, Inc.	64,700	598,454
Resonac Holdings Corp.	5,000	116,281
Resorttrust, Inc.	3,800	46,469
Restar Corp.	700	12,415
Rheon Automatic Machinery Co. Ltd.	1,000	8,625
Ricoh Co. Ltd.	16,400	155,510
Riken Keiki Co. Ltd.	700	14,704
Riken Technos Corp.	2,000	15,236
Ringer Hut Co. Ltd.	900	13,818
Rinnai Corp.	2,200	54,677
Riso Kagaku Corp.	800	6,155
Riso Kyoiku Co. Ltd.	3,900	6,066
Rock Field Co. Ltd. (x)	1,200	12,983
Rohm Co. Ltd. (x)	9,600	122,462
Rohto Pharmaceutical Co. Ltd.	6,600	93,726
Rorze Corp.	1,100	15,682
Round One Corp.	4,900	50,087
Royal Holdings Co. Ltd.(x)	1,800	32,899
Ryobi Ltd. (x)	1,400	20,853
Ryoden Corp.	500	9,729
Ryohin Keikaku Co. Ltd.	6,200	298,149
Ryoyo Ryosan Holdings, Inc.	1,224	22,567
S Foods, Inc.	500	9,090
Sagami Holdings Corp.	1,000	11,958
Saibu Gas Holdings Co. Ltd.	1,300	15,861
Saizeriya Co. Ltd.	600	20,833
Sakai Chemical Industry Co. Ltd.	800	14,794
Sakai Heavy Industries Ltd.	400	5,550
Sakai Moving Service Co. Ltd.	800	14,761
Sakata INX Corp.	2,000	27,041
Sakata Seed Corp.	1,100	26,773
Sakura Internet, Inc. (x)	1,000	31,284
Sala Corp.	1,000	6,666
San Holdings, Inc.	800	8,466
San ju San Financial Group, Inc.	990	20,342
San-A Co. Ltd.	1,600	32,799
San-Ai Obbli Co. Ltd.	2,000	25,207
Sangetsu Corp.	1,800	36,936
San-In Godo Bank Ltd. (The)	3,400	28,143
Sanix Holdings, Inc.*	1,800	2,950
Sanken Electric Co. Ltd. (x)*	400	22,396
Sanki Engineering Co. Ltd.	1,400	39,374
Sankyo Co. Ltd.	6,400	118,574
Sankyo Seiko Co. Ltd.	2,000	8,625
Sankyo Tateyama, Inc.	1,700	7,614
Sankyu, Inc.	800	42,954
Sanoh Industrial Co. Ltd.	1,400	6,193
Sanrio Co. Ltd.	4,900	237,097

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Sansan, Inc.*	1,100	$16,316
Sanshin Electronics Co. Ltd.	1,500	24,645
Santen Pharmaceutical Co. Ltd.	10,700	122,823
Sanwa Holdings Corp.	5,300	176,256
Sanyo Chemical Industries Ltd.	600	15,229
Sanyo Shokai Ltd.	600	10,858
Sapporo Holdings Ltd.	1,800	92,784
Sato Corp.	1,200	17,199
Sato Shoji Corp.	1,000	10,541
Satori Electric Co. Ltd.	900	10,231
Sawai Group Holdings Co. Ltd.	2,400	30,549
SBI ARUHI Corp.	2,100	11,550
SBI Holdings, Inc.	9,260	323,446
SCREEN Holdings Co. Ltd.	1,900	155,161
Scroll Corp.	1,700	12,561
SCSK Corp.	4,596	138,769
Secom Co. Ltd.	11,400	410,307
Sega Sammy Holdings, Inc.	5,000	119,961
Seibu Holdings, Inc.	6,900	247,529
Seikagaku Corp.	2,400	10,216
Seikitokyu Kogyo Co. Ltd.	600	6,112
Seiko Epson Corp.	6,800	90,333
Seiko Group Corp.	100	3,045
Seino Holdings Co. Ltd.	1,300	19,996
Seiren Co. Ltd.	1,300	21,016
Sekisui Chemical Co. Ltd.	11,700	212,218
Sekisui House Ltd.	15,300	338,182
Sekisui Jushi Corp.	1,000	13,687
Sekisui Kasei Co. Ltd.	1,000	2,285
Senko Group Holdings Co. Ltd.	4,000	54,554
Senshu Ikeda Holdings, Inc.	6,880	27,280
Senshukai Co. Ltd. (x)*	2,200	3,728
Seven & i Holdings Co. Ltd.	64,408	1,038,990
Seven Bank Ltd.	4,200	7,671
SG Holdings Co. Ltd. (x)	7,400	82,553
Sharp Corp.*	8,300	40,427
Shibaura Mechatronics Corp.	600	45,415
Shibusawa Logistics Corp.	600	16,812
Shibuya Corp.	700	15,677
SHIFT, Inc.*	4,400	53,409
Shiga Bank Ltd. (The) (x)	200	8,041
Shikoku Bank Ltd. (The)	1,600	12,344
Shikoku Electric Power Co., Inc. (x)	2,700	22,640
Shikoku Kasei Holdings Corp.	1,000	13,604
Shima Seiki Manufacturing Ltd.	900	5,762
Shimadaya Corp.	600	7,679
Shimadzu Corp.	8,200	203,398
Shimamura Co. Ltd.	1,500	105,413
Shimano, Inc. (x)	2,200	319,371
Shimizu Bank Ltd. (The)	400	3,933
Shimizu Corp.	15,800	176,756
Shimojima Co. Ltd.	800	6,644
Shin Nippon Air Technologies Co. Ltd.	1,800	30,036
Shin Nippon Biomedical Laboratories Ltd.	700	6,907
Shinagawa Refractories Co. Ltd.	1,500	17,281
Shindengen Electric Manufacturing Co. Ltd.	400	6,111
Shin-Etsu Chemical Co. Ltd.	48,200	1,597,239
Shin-Etsu Polymer Co. Ltd.	2,500	30,138
Shinko Shoji Co. Ltd.	2,200	14,361
Shinmaywa Industries Ltd.	1,800	20,224
Shinnihon Corp.	1,600	18,499
Shinsho Corp.	900	12,631
Shinwa Co. Ltd.	600	12,833
Shionogi & Co. Ltd.	17,200	309,828
Ship Healthcare Holdings, Inc.	3,100	41,773
Shiseido Co. Ltd. (x)	11,600	207,303
Shizuoka Financial Group, Inc.	10,500	122,350
Shizuoka Gas Co. Ltd.	3,000	22,291
SHO-BOND Holdings Co. Ltd.	200	6,541
Shochiku Co. Ltd.	400	37,665
Shoei Co. Ltd.	1,600	19,333
Showa Sangyo Co. Ltd.	1,000	20,708
Siix Corp.	1,400	11,336
Simplex Holdings, Inc.	1,900	51,523
Sinanen Holdings Co. Ltd.	400	17,360
Sinfonia Technology Co. Ltd.	600	40,665
Sinko Industries Ltd.	600	4,991
Sintokogio Ltd.	2,600	15,599
SKY Perfect JSAT Holdings, Inc.	3,600	36,149
Skylark Holdings Co. Ltd. (x)	8,300	173,890
SMC Corp.	4,900	1,770,744
SMK Corp.	300	4,694
SMS Co. Ltd.	2,800	28,845
Socionext, Inc.	4,700	90,602
Soda Nikka Co. Ltd.	1,000	7,701
SoftBank Corp.	865,000	1,339,502
SoftBank Group Corp.	26,812	1,957,767
Sohgo Security Services Co. Ltd.	9,900	69,332
Sojitz Corp.	5,900	145,241
Sompo Holdings, Inc.	26,350	795,047
Sony Group Corp.	185,800	4,812,569
Sotetsu Holdings, Inc.	1,100	17,332
SPK Corp.	400	6,186
S-Pool, Inc.	3,800	9,025
Square Enix Holdings Co. Ltd.	2,600	194,903
SRA Holdings	600	18,979
ST Corp.	600	6,625
St Marc Holdings Co. Ltd.	800	12,950
Stanley Electric Co. Ltd.	3,700	73,317
Starzen Co. Ltd.	2,400	18,366
Stella Chemifa Corp.	500	13,663
Strike Co. Ltd.	700	18,010
Studio Alice Co. Ltd.	500	7,430
Subaru Corp.	15,600	272,503
Sugi Holdings Co. Ltd.	3,000	68,643
Sugimoto & Co. Ltd.	1,200	14,016
SUMCO Corp. (x)	10,700	84,334
Sumida Corp.	700	4,705
Sumiseki Holdings, Inc. (x)	1,000	4,271
Sumitomo Bakelite Co. Ltd.	1,300	37,635
Sumitomo Chemical Co. Ltd.	44,800	108,418
Sumitomo Corp.	33,980	879,910
Sumitomo Electric Industries Ltd.	20,300	436,294
Sumitomo Forestry Co. Ltd. (x)	14,400	145,845
Sumitomo Heavy Industries Ltd. (x)	2,500	51,430
Sumitomo Metal Mining Co. Ltd. (x)	7,800	192,827
Sumitomo Mitsui Construction Co. Ltd.	7,200	29,799
Sumitomo Mitsui Financial Group, Inc.	110,050	2,777,138
Sumitomo Mitsui Trust Group, Inc.	18,582	495,374

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Osaka Cement Co. Ltd.	200	$5,254
Sumitomo Pharma Co. Ltd.*	4,700	31,691
Sumitomo Realty & Development Co. Ltd.	8,800	340,194
Sumitomo Riko Co. Ltd.	2,000	23,166
Sumitomo Rubber Industries Ltd. (x)	4,484	51,082
Sumitomo Seika Chemicals Co. Ltd. (x)	400	12,055
Sumitomo Warehouse Co. Ltd. (The)	1,800	37,086
Sun Frontier Fudousan Co. Ltd.	1,000	14,409
Sundrug Co. Ltd.	1,400	43,836
Suntory Beverage & Food Ltd. (x)	3,800	121,649
Sun-Wa Technos Corp.	600	10,145
Suruga Bank Ltd.	2,100	19,599
Suzuden Corp.	300	3,662
Suzuken Co. Ltd.	1,990	71,969
Suzuki Motor Corp.	44,000	532,565
SWCC Corp.	500	26,180
Sysmex Corp.	14,700	256,629
Systena Corp.	4,900	13,917
T Hasegawa Co. Ltd.	1,600	32,666
T RAD Co. Ltd.	400	12,277
T&D Holdings, Inc.	15,100	332,398
Tachibana Eletech Co. Ltd.	840	15,464
Tachi-S Co. Ltd.	1,600	19,155
Tadano Ltd.	600	4,007
Taihei Dengyo Kaisha Ltd.	500	18,645
Taiheiyo Cement Corp.	3,278	81,583
Taiho Kogyo Co. Ltd.	800	3,155
Taiko Pharmaceutical Co. Ltd.*	1,200	2,575
Taisei Corp.	5,000	291,657
Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	300	5,198
Taiyo Holdings Co. Ltd.	300	14,708
Taiyo Yuden Co. Ltd.	2,700	47,530
Takachiho Koheki Co. Ltd. (x)	1,000	14,444
Takamatsu Construction Group Co. Ltd.	1,000	20,367
Takaoka Toko Co. Ltd.	400	6,478
Takara & Co. Ltd.	700	16,503
Takara Holdings, Inc.	1,400	11,647
Takara Standard Co. Ltd.	200	3,375
Takasago Thermal Engineering Co. Ltd.	1,100	54,135
Takashimaya Co. Ltd.	6,800	53,288
Take And Give Needs Co. Ltd.	600	3,700
Takeda Pharmaceutical Co. Ltd.	48,400	1,487,240
Takeuchi Manufacturing Co. Ltd. (x)	900	29,280
Takuma Co. Ltd.	1,300	18,488
Tamron Co. Ltd.	3,200	19,444
Tamura Corp.	3,000	9,979
Tanseisha Co. Ltd.	1,950	18,010
Tayca Corp.	1,000	8,972
TBS Holdings, Inc.	2,500	87,844
TDC Soft, Inc.	1,600	14,899
TDK Corp.	47,500	559,260
TechMatrix Corp.	2,400	37,682
TechnoPro Holdings, Inc.	2,900	84,721
Teijin Ltd.	5,200	42,176
Teikoku Electric Manufacturing Co. Ltd.	800	18,027
Teikoku Sen-I Co. Ltd.	1,000	18,840
Teikoku Tsushin Kogyo Co. Ltd.	400	6,289
Tekken Corp.	800	16,044
TerraSky Co. Ltd.*	1,100	22,526
Terumo Corp.	36,200	666,157
THK Co. Ltd. (x)	2,800	74,995
TIS, Inc.	5,600	188,138
Toa Corp./Hyogo	1,000	7,055
Toa Corp./Tokyo	600	6,304
TOA ROAD Corp.	2,000	20,763
Toagosei Co. Ltd. (x)	600	5,823
TOBISHIMA HOLDINGS, Inc.	800	10,166
Tobu Railway Co. Ltd.	4,200	72,637
TOC Co. Ltd.	4,700	21,769
Tocalo Co. Ltd.	2,400	31,716
Tochigi Bank Ltd. (The)	6,000	16,833
Toda Corp.	8,800	55,964
Toda Kogyo Corp.*	100	820
Toei Co. Ltd. (x)	1,000	36,318
Toenec Corp.	1,000	8,479
Toho Bank Ltd. (The)	10,000	22,985
Toho Co. Ltd.	3,100	183,195
Toho Co. Ltd./Kobe	400	8,666
Toho Gas Co. Ltd.	2,000	55,790
Toho Holdings Co. Ltd.	1,900	61,484
Toho Titanium Co. Ltd. (x)	2,100	19,060
Toho Zinc Co. Ltd.*	700	3,369
Tohoku Electric Power Co., Inc. (x)	11,000	80,244
Tokai Carbon Co. Ltd. (x)	6,400	45,265
TOKAI Holdings Corp.	2,400	16,566
Tokai Rika Co. Ltd.	500	7,715
Token Corp.	120	11,783
Tokio Marine Holdings, Inc.	50,900	2,159,994
Tokushu Tokai Paper Co. Ltd.	800	21,305
Tokuyama Corp.	2,200	46,076
Tokyo Century Corp.	2,200	24,833
Tokyo Electric Power Co. Holdings, Inc.*	47,700	159,028
Tokyo Electron Device Ltd.	1,200	23,608
Tokyo Electron Ltd.	11,500	2,210,479
Tokyo Energy & Systems, Inc.	1,000	8,909
Tokyo Gas Co. Ltd.	10,800	359,388
Tokyo Individualized Educational Institute, Inc.	900	2,319
Tokyo Keiki, Inc.	800	24,194
Tokyo Kiraboshi Financial Group, Inc.	351	14,819
Tokyo Metro Co. Ltd. (x)	9,600	111,829
Tokyo Ohka Kogyo Co. Ltd.(x)	2,800	81,664
Tokyo Rope Manufacturing Co. Ltd.	800	7,050
Tokyo Sangyo Co. Ltd.	1,000	5,430
Tokyo Seimitsu Co. Ltd.	1,200	80,106
Tokyo Steel Manufacturing Co. Ltd.	1,300	13,659
Tokyo Tatemono Co. Ltd. (x)	3,891	69,347
Tokyo Tekko Co. Ltd. (x)	400	15,083
Tokyotokeiba Co. Ltd.	800	26,527
Tokyu Construction Co. Ltd.	4,940	36,260
Tokyu Corp.	15,600	185,677
Tokyu Fudosan Holdings Corp.	15,400	109,989
Tomen Devices Corp.	100	4,187
Tomoe Engineering Co. Ltd.	1,200	11,908
Tomoku Co. Ltd.	800	15,955

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
TOMONY Holdings, Inc.	9,400	$35,249
Tomy Co. Ltd.	2,100	47,467
Topcon Corp.	2,800	63,503
TOPPAN Holdings, Inc.	6,900	188,066
Topy Industries Ltd.	1,000	15,729
Toray Industries, Inc.	40,900	280,553
Toridoll Holdings Corp.	1,200	34,749
Toshiba TEC Corp.	600	12,237
Tosoh Corp.	8,400	123,079
Totetsu Kogyo Co. Ltd.	1,000	26,839
TOTO Ltd.	4,400	111,096
Toukei Computer Co. Ltd.	400	10,944
Tow Co. Ltd.	1,200	2,583
Towa Bank Ltd. (The)	1,300	6,265
Towa Corp. (x)	2,100	29,384
Towa Pharmaceutical Co. Ltd.	200	4,154
Toyo Construction Co. Ltd.	100	995
Toyo Corp.	1,600	16,588
Toyo Engineering Corp.	1,600	8,655
Toyo Kanetsu KK	600	16,499
Toyo Securities Co. Ltd.	4,000	13,972
Toyo Seikan Group Holdings Ltd.	2,700	52,929
Toyo Suisan Kaisha Ltd.	2,500	166,400
Toyo Tanso Co. Ltd.	700	23,794
Toyo Tire Corp. (x)	3,000	63,623
Toyobo Co. Ltd.	1,700	10,837
Toyoda Gosei Co. Ltd.	600	11,837
Toyota Boshoku Corp.	1,800	24,587
Toyota Industries Corp.	4,400	498,038
Toyota Motor Corp.	287,540	4,977,863
Toyota Tsusho Corp.	16,800	381,370
TPR Co. Ltd.	1,500	20,312
Transcosmos, Inc.	100	2,430
TRE Holdings Corp.	100	951
Trend Micro, Inc.	2,700	187,062
Tri Chemical Laboratories, Inc.	1,300	30,016
Trusco Nakayama Corp.	1,400	20,076
TS Tech Co. Ltd.	2,100	24,667
Tsubakimoto Chain Co.	2,700	33,693
Tsubakimoto Kogyo Co. Ltd.	600	10,062
Tsukishima Holdings Co. Ltd.	2,000	29,568
Tsukuba Bank Ltd.	5,400	8,737
Tsumura & Co.	1,500	36,207
Tsuruha Holdings, Inc.	1,000	78,157
Tsutsumi Jewelry Co. Ltd.	500	7,715
TV Asahi Holdings Corp.	900	17,462
Tv Tokyo Holdings Corp.	500	11,961
UACJ Corp.	1,226	44,952
UBE Corp.	3,000	47,123
Uchida Yoko Co. Ltd.	400	26,638
Ulvac, Inc. (x)	1,200	44,215
Unicharm Corp.	34,500	249,278
Unipres Corp.	1,600	10,666
United Arrows Ltd.	1,100	16,347
United Super Markets Holdings, Inc.	380	2,409
Unitika Ltd.*	2,900	3,524
Ushio, Inc.	1,700	21,155
USS Co. Ltd.	11,400	125,752
UT Group Co. Ltd. (x)	1,600	27,377
Valor Holdings Co. Ltd.	500	8,753
Vision, Inc.	500	3,993
Visional, Inc.*	700	54,005
Vital KSK Holdings, Inc.	2,300	19,358
Wacoal Holdings Corp.	1,600	55,209
Wacom Co. Ltd.	1,300	6,193
Wakachiku Construction Co. Ltd.	700	19,930
Warabeya Nichiyo Holdings Co. Ltd.	700	11,734
WATAMI Co. Ltd.	1,400	9,965
Weathernews, Inc.	600	16,187
Welcia Holdings Co. Ltd.	2,800	49,377
West Japan Railway Co.	13,400	307,259
W-Scope Corp. (x)*	3,400	6,021
Xebio Holdings Co. Ltd.	1,400	10,675
YAC Holdings Co. Ltd. (x)	1,000	5,521
Yahagi Construction Co. Ltd.	1,700	20,104
Yakult Honsha Co. Ltd.	7,000	131,853
YAMABIKO Corp.	200	2,950
Yamada Holdings Co. Ltd.	9,472	29,816
Yamagata Bank Ltd. (The)	1,400	14,554
Yamaguchi Financial Group, Inc.	6,800	73,334
Yamaha Corp.	8,900	64,430
Yamaha Motor Co. Ltd. (x)	24,000	179,910
Yamaichi Electronics Co. Ltd.(x)	1,200	22,274
YA-MAN Ltd. (x)	3,200	18,822
Yamanashi Chuo Bank Ltd. (The)	1,400	24,664
Yamatane Corp.	1,200	18,799
Yamato Holdings Co. Ltd. (x)	6,800	91,136
Yamato Kogyo Co. Ltd.	1,100	66,930
Yamaura Corp.	500	4,368
Yamazaki Baking Co. Ltd.	2,900	65,026
Yaoko Co. Ltd.	500	33,013
Yaskawa Electric Corp.	5,600	127,123
Yasuda Logistics Corp.	1,000	12,708
Yellow Hat Ltd.	4,400	47,054
Yodogawa Steel Works Ltd.	4,500	35,811
Yokogawa Bridge Holdings Corp.	100	1,755
Yokogawa Electric Corp.	5,000	133,850
Yokohama Rubber Co. Ltd. (The)	2,800	77,231
Yokorei Co. Ltd.	2,600	15,491
Yokowo Co. Ltd.	1,000	9,382
Yomeishu Seizo Co. Ltd.	500	10,816
Yondenko Corp.	1,200	10,908
Yondoshi Holdings, Inc.	900	10,856
Yorozu Corp.	700	4,501
Yoshinoya Holdings Co. Ltd.	1,400	30,439
Yurtec Corp.	2,000	29,416
Yushin Co.	1,200	4,933
Yushiro, Inc.	600	8,041
Zacros Corp.	900	23,499
Zenkoku Hosho Co. Ltd.	1,600	35,921
Zenrin Co. Ltd.	2,550	18,186
Zensho Holdings Co. Ltd.	3,200	194,171
Zeon Corp.	4,300	43,730
Zeria Pharmaceutical Co. Ltd.	1,100	15,927
Zojirushi Corp.	1,800	16,712
ZOZO, Inc. (x)	13,500	145,964
Zuken, Inc.	800	29,777

		162,899,956

Luxembourg (0.6%)
Eurofins Scientific SE	81,600	5,809,536

Mexico (0.0%)†
Fresnillo plc	9,528	188,332

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Netherlands (4.7%)
Adyen NV (m)*	1,601	$2,938,983
Akzo Nobel NV	81,687	5,715,658
ASML Holding NV	21,278	16,983,651
ASML Holding NV (Registered) (ADR)	4,310	3,453,991
ASR Nederland NV	46,900	3,114,761
EXOR NV	36,185	3,648,625
ING Groep NV	170,051	3,731,004
Koninklijke Ahold Delhaize NV	123,425	5,161,291
Wolters Kluwer NV	12,887	2,154,835

		46,902,799

New Zealand (0.1%)
a2 Milk Co. Ltd. (The)	26,011	137,124
Auckland International Airport Ltd.	6,589	30,790
Chorus Ltd.	14,715	75,637
Fisher & Paykel Healthcare Corp. Ltd.	7,356	162,815
Fletcher Building Ltd. (x)*	17,976	31,943
Xero Ltd.*	5,481	648,596

		1,086,905

Nigeria (0.0%)†
Airtel Africa plc (m)	51,559	127,603

South Africa (0.2%)
Anglo American plc	53,531	1,579,806

South Korea (1.4%)
KB Financial Group, Inc.	85,040	6,987,949
NAVER Corp.	10,505	2,043,244
Samsung Electronics Co. Ltd. (Preference) (q)	144,987	5,317,766

		14,348,959

Spain (2.2%)
Amadeus IT Group SA	16,493	1,388,708
Banco Bilbao Vizcaya Argentaria SA	311,386	4,788,537
Banco Santander SA	818,679	6,776,578
Iberdrola SA	318,088	6,103,729
Industria de Diseno Textil SA	61,563	3,203,851

		22,261,403

Sweden (1.1%)
Sandvik AB	142,700	3,271,531
SKF AB, Class B	189,800	4,355,355
Volvo AB, Class B	106,900	2,998,791

		10,625,677

Switzerland (0.4%)
Cie Financiere Richemont SA (Registered)	16,100	3,032,510
Swatch Group AG (The) (x)	3,696	601,366

		3,633,876

United Kingdom (15.1%)
3i Group plc	47,488	2,685,597
Admiral Group plc	12,600	565,559
Ashtead Group plc	134,623	8,627,857
Associated British Foods plc	15,728	444,302
AstraZeneca plc	75,388	10,472,311
Auto Trader Group plc (m)	44,988	509,090
Aviva plc	133,974	1,138,705
BAE Systems plc	151,217	3,915,771
Barclays plc	717,418	3,321,608
Barratt Redrow plc	75,703	473,743
Beazley plc	30,938	397,067
Berkeley Group Holdings plc	4,862	257,610
British American Tobacco plc	97,328	4,626,474
BT Group plc	283,196	753,162
Bunzl plc	16,764	533,858
Centrica plc	259,637	575,749
Coca-Cola Europacific Partners plc	10,849	999,245
Compass Group plc	85,328	2,889,486
ConvaTec Group plc (m)	84,268	333,594
Croda International plc	6,948	278,867
DCC plc	4,932	320,081
Diageo plc	276,553	6,939,279
Diploma plc	6,981	468,391
easyJet plc	34,772	254,018
Entain plc	31,145	385,188
Flutter Entertainment plc, Class DI*	13,418	3,834,328
Games Workshop Group plc	1,688	375,823
Halma plc	18,772	824,556
Hikma Pharmaceuticals plc	7,292	198,986
Hiscox Ltd.	15,431	265,826
Howden Joinery Group plc	27,843	327,152
HSBC Holdings plc	887,290	10,739,783
IMI plc	13,320	382,861
Imperial Brands plc	38,884	1,535,574
Informa plc	65,850	728,355
InterContinental Hotels Group plc	7,364	839,384
Intermediate Capital Group plc	13,550	358,597
International Consolidated Airlines Group SA	175,444	821,689
Intertek Group plc	8,403	546,730
J Sainsbury plc	94,775	377,009
JD Sports Fashion plc	138,958	169,263
Kingfisher plc	92,592	369,596
Land Securities Group plc (REIT)	38,554	333,932
Legal & General Group plc	290,214	1,014,230
Lloyds Banking Group plc	5,482,049	5,771,625
London Stock Exchange Group plc	25,423	3,711,283
LondonMetric Property plc (REIT)	112,518	313,529
M&G plc	110,708	390,546
Marks & Spencer Group plc	104,763	509,638
Melrose Industries plc	65,423	476,674
National Grid plc	245,822	3,581,794
NatWest Group plc	373,412	2,621,252
Next plc	5,785	987,833
Pearson plc	34,336	505,012
Persimmon plc	16,556	294,524
Phoenix Group Holdings plc	36,040	325,762
Reckitt Benckiser Group plc	111,014	7,550,596
RELX plc	92,526	5,000,219
Rentokil Initial plc	664,763	3,212,866
Rightmove plc	40,654	440,068
Rolls-Royce Holdings plc	433,863	5,762,465
Sage Group plc (The)	48,739	836,604
Schroders plc	1,066,850	5,292,384
Segro plc (REIT)	71,665	668,529
Severn Trent plc	13,442	504,455
Smith & Nephew plc	294,903	4,505,408
Smiths Group plc	75,746	2,335,228
Spirax Group plc	3,743	305,958

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
SSE plc	55,521	$1,395,422
St James’s Place plc	28,374	461,139
Standard Chartered plc	95,401	1,580,593
Taylor Wimpey plc	175,062	285,355
Tesco plc	329,433	1,814,663
Unilever plc	124,103	7,537,987
UNITE Group plc (The) (REIT)	18,779	218,460
United Utilities Group plc	34,540	541,200
Vodafone Group plc	977,596	1,043,728
Weir Group plc (The)	13,625	465,689
Whitbread plc	8,875	343,905
WPP plc	542,984	3,820,546

		151,623,225

United States (5.9%)
Alcoa Corp. (CRDI)(x)	1,561	46,232
Amcor plc (CHDI)	20,206	188,840
Block, Inc. (CRDI)*	1,701	114,918
BP plc	801,741	4,024,564
CNH Industrial NV	662,200	8,582,112
CSL Ltd.	17,048	2,686,999
Experian plc	46,133	2,375,934
GSK plc	204,160	3,895,339
Haleon plc	457,249	2,349,895
James Hardie Industries plc (CHDI)*	15,672	430,116
Life360, Inc. (CRDI) (m)*	8,300	175,788
Light & Wonder, Inc. (CRDI)*	619	60,058
Newmont Corp. (CRDI)	4,402	252,953
News Corp. (CHDI), Class B	1,221	41,707
Novartis AG (Registered)	27,400	3,321,013
Reliance Worldwide Corp. Ltd.	24,282	65,523
ResMed, Inc. (CHDI)	20,882	540,806
Roche Holding AG	11,255	3,665,375
Sanofi SA	61,545	5,959,973
Schneider Electric SE	31,101	8,272,279
Shell plc	300,864	10,545,469
Sims Ltd.	6,752	68,168
Stellantis NV	111,067	1,113,244

		58,777,305

Total Common Stocks (88.8%) (Cost $637,571,275)		892,271,426

CLOSED END FUNDS:
United Kingdom (0.1%)
F&C Investment Trust plc	27,797	422,764
Polar Capital Technology Trust plc*	59,425	296,506
Scottish Mortgage Investment Trust plc	67,127	952,747

		1,672,017

United States (0.1%)
Pershing Square Holdings Ltd.	8,552	456,643

Total Closed End Funds (0.2%) (Cost $1,321,769)		2,128,660

SHORT-TERM INVESTMENTS:
Investment Companies (0.5%)
BlackRock Liquidity FedFund, Institutional Shares 4.22% (7 day yield) (xx)	50,000	50,000
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 day yield) (xx)	100,000	100,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	4,112,132	4,112,132
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 4.23% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		5,262,132

Total Short-Term Investments (0.5%) (Cost $5,262,132)		5,262,132

Total Investments in Securities (89.5%) (Cost $644,155,176)		899,662,218
Other Assets Less Liabilities (10.5%)		105,200,451

Net Assets (100%)		$1,004,862,669

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the market value or fair value, as applicable, of these securities amounted to $5,635,135 or 0.6% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $12,619,988. This was collateralized by $8,103,568 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/15/25 – 2/15/55 and by cash of $5,262,132 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CRDI	—	CREST Depository Interest
CHDI	—	Clearing House Electronic Subregister System (CHESS) Depository Interest
CHF	—	Swiss Franc
DKK	—	Denmark Krone
EUR	—	European Currency Unit
GBP	—	British Pound
INR	—	India Rupee
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
TWD	—	New Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	620	9/2025	USD	38,904,626	20,927
FTSE 100 Index	199	9/2025	GBP	24,009,165	(294,370)
SPI 200 Index	68	9/2025	AUD	9,551,665	7,741
TOPIX Index	124	9/2025	JPY	24,588,174	576,447

					310,745

Forward Foreign Currency Contracts outstanding as of June 30, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	8,518,942	USD	5,570,647	HSBC Bank plc	9/19/2025	45,459
EUR	6,564,463	USD	7,600,718	HSBC Bank plc	9/19/2025	173,248
GBP	6,952,373	USD	9,457,042	HSBC Bank plc	9/19/2025	91,080
JPY	138,867,474	USD	961,081	HSBC Bank plc	9/19/2025	12,016

Total unrealized appreciation						321,803

JPY	596,537,144	USD	4,194,391	HSBC Bank plc	9/19/2025	(14,232)
USD	18,516,228	EUR	15,885,672	HSBC Bank plc	9/19/2025	(296,380)

Total unrealized depreciation						(310,612)

Net unrealized appreciation						11,191

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 3,325,398, CAD 713, CHF 2,232, DKK 41, EUR 49,981,007, GBP 14,155,033, INR 1, JPY 19,300,413, KRW 2, SEK 65,867, TWD 79 and ZAR 52.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Closed End Funds	$—	$2,128,660	$—		$2,128,660
Common Stocks
Australia	—	68,601,253	—	(a)	68,601,253
Austria	—	361,903	—		361,903
Belgium	—	3,803,052	—		3,803,052
Brazil	—	46,237	—		46,237
Canada	2,610,843	42,600	—		2,653,443
Chile	—	476,171	—		476,171
China	—	13,788,436	—		13,788,436
Denmark	—	5,334,660	—		5,334,660
Finland	—	4,210,724	—		4,210,724
France	—	129,854,094	—		129,854,094

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Germany	$—	$140,713,486	$—	$140,713,486
Hong Kong	—	7,154,459	—	7,154,459
India	—	2,932,279	—	2,932,279
Indonesia	—	5,771,162	—	5,771,162
Italy	3,246,821	23,189,562	—	26,436,383
Ivory Coast	—	268,302	—	268,302
Japan	—	162,899,956	—	162,899,956
Luxembourg	—	5,809,536	—	5,809,536
Mexico	—	188,332	—	188,332
Netherlands	3,453,991	43,448,808	—	46,902,799
New Zealand	—	1,086,905	—	1,086,905
Nigeria	—	127,603	—	127,603
South Africa	—	1,579,806	—	1,579,806
South Korea	—	14,348,959	—	14,348,959
Spain	—	22,261,403	—	22,261,403
Sweden	—	10,625,677	—	10,625,677
Switzerland	—	3,633,876	—	3,633,876
United Kingdom	3,834,328	147,788,897	—	151,623,225
United States	8,582,112	50,195,193	—	58,777,305
Forward Currency Contracts	—	321,803	—	321,803
Futures	605,115	—	—	605,115
Short-Term Investments
Investment Companies	5,262,132	—	—	5,262,132

Total Assets	$27,595,342	$872,993,794	$—	$900,589,136

Liabilities:
Forward Currency Contracts	$—	$(310,612)	$—	$(310,612)
Futures	(294,370)	—	—	(294,370)

Total Liabilities	$(294,370)	$(310,612)	$—	$(604,982)

Total	$27,300,972	$872,683,182	$—	$899,984,154

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	$321,803
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	605,115	*

Total		$926,918

	Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(310,612)
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	(294,370	)*

Total		$(604,982)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(8,428,731)	$(8,428,731)
Equity contracts	(23,014,238)	—	(23,014,238)

Total	$(23,014,238)	$(8,428,731)	$(31,442,969)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$145,582	$145,582
Equity contracts	1,109,238	—	1,109,238

Total	$1,109,238	$145,582	$1,254,820

^ The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$89,381,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$100,135,000
Average settlement value sold — in USD	116,037,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$321,803	$(310,612)	$—	$11,191

Total	$321,803	$(310,612)	$—	$11,191

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$310,612	$(310,612)	$—	$—

Total	$310,612	$(310,612)	$—	$—

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$84,018,996
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$163,836,239

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$320,141,649
Aggregate gross unrealized depreciation	(76,493,797)

Net unrealized appreciation	$243,647,852

Federal income tax cost of investments in securities and derivative instruments, if applicable	$656,336,302

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $644,155,176)	$899,662,218
Cash	11,355,059
Foreign cash (Cost $84,292,062)	86,830,838
Cash held as collateral at broker for futures	6,430,280
Dividends, interest and other receivables	6,155,563
Receivable for securities sold	1,516,066
Unrealized appreciation on forward foreign currency contracts	321,803
Due from broker for futures variation margin	317,046
Due from Custodian	92,333
Receivable for Portfolio shares sold	71,166
Securities lending income receivable	4,438
Other assets	23,441

Total assets	1,012,780,251

LIABILITIES
Payable for return of collateral on securities loaned	5,262,132
Payable for securities purchased	881,495
Payable for Portfolio shares repurchased	526,748
Investment management fees payable	484,164
Unrealized depreciation on forward foreign currency contracts	310,612
Distribution fees payable – Class IB	119,602
Accrued India taxes	112,412
Administrative fees payable	97,681
Trustees’ fees payable	1,009
Accrued expenses	121,727

Total liabilities	7,917,582

Commitments and contingent liabilities^
NET ASSETS	$1,004,862,669

Net assets were comprised of:
Paid in capital	$758,053,030
Total distributable earnings (loss)	246,809,639

Net assets	$1,004,862,669

Class IB
Net asset value, offering and redemption price per share, $590,047,074 / 40,064,650 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.73

Class K
Net asset value, offering and redemption price per share, $414,815,595 / 28,017,171 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.81

(x)	Includes value of securities on loan of $12,619,988.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025

(Unaudited)

INVESTMENT INCOME
Dividends (net of $1,931,386 foreign withholding tax)	$17,814,668
Interest	500,481
Securities lending (net)	55,234

Total income	18,370,383

EXPENSES
Investment management fees	2,854,736
Distribution fees – Class IB	704,903
Administrative fees	598,600
Custodian fees	133,138
Professional fees	55,211
Printing and mailing expenses	37,990
Trustees’ fees	15,711
Miscellaneous	73,055

Total expenses	4,473,344

NET INVESTMENT INCOME (LOSS)	13,897,039

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $35,398 on realized gain on investments)	33,690,880
Futures contracts	(23,014,238)
Forward foreign currency contracts	(8,428,731)
Foreign currency transactions	(680,248)

Net realized gain (loss)	1,567,663

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $71,850 on unrealized appreciation on investments)	115,128,481
Futures contracts	1,109,238
Forward foreign currency contracts	145,582
Foreign currency translations	9,890,240

Net change in unrealized appreciation (depreciation)	126,273,541

NET REALIZED AND UNREALIZED GAIN (LOSS)	127,841,204

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$141,738,243

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,897,039	$18,882,428
Net realized gain (loss)	1,567,663	48,148,895
Net change in unrealized appreciation (depreciation)	126,273,541	(48,921,765)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	141,738,243	18,109,558

Distributions to shareholders:
Class IB	—	(43,867,405)
Class K	—	(32,070,100)

Total distributions to shareholders	—	(75,937,505)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 28,978 shares, respectively ]	—	402,885
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (1,435,306) shares, respectively ]	—	(19,970,867)
Capital shares repurchased [ 0 and (58,836) shares, respectively ]	—	(810,413)

Total Class IA transactions	—	(20,378,395)

Class IB
Capital shares sold [ 939,486 and 1,062,364 shares, respectively ]	12,887,159	14,744,524
Capital shares issued in connection with share class combination (Note 1) [ 0 and 1,434,916 shares, respectively ]	—	19,970,867
Capital shares issued in reinvestment of dividends [ 0 and 3,277,538 shares, respectively ]	—	43,867,405
Capital shares repurchased [ (3,468,639) and (4,708,003) shares, respectively ]	(47,765,643)	(65,845,462)

Total Class IB transactions	(34,878,484)	12,737,334

Class K
Capital shares sold [ 11,131 and 33,930 shares, respectively ]	154,242	476,353
Capital shares issued in reinvestment of dividends [ 0 and 2,386,853 shares, respectively ]	—	32,070,100
Capital shares repurchased [ (2,038,136) and (4,302,105) shares, respectively ]	(28,080,846)	(60,482,180)

Total Class K transactions	(27,926,604)	(27,935,727)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(62,805,088)	(35,576,788)

TOTAL INCREASE (DECREASE) IN NET ASSETS	78,933,155	(93,404,735)
NET ASSETS:
Beginning of period	925,929,514	1,019,334,249

End of period	$1,004,862,669	$925,929,514

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024	2023	2022		2021		2020
Net asset value, beginning of period	$12.73		$13.58	$11.70	$13.90		$13.65		$13.43

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19		0.25	0.24	0.24		0.25	(cc)	0.11	(aa)
Net realized and unrealized gain (loss)	1.81		(0.01)	1.92	(2.15)		1.13		0.43

Total from investment operations	2.00		0.24	2.16	(1.91)		1.38		0.54

Less distributions:
Dividends from net investment income	—		(0.33)	(0.28)	(0.19)		(0.32)		(0.17)
Distributions from net realized gains	—		(0.76)	—	(0.10)		(0.81)		(0.15)

Total dividends and distributions	—		(1.09)	(0.28)	(0.29)		(1.13)		(0.32)

Net asset value, end of period	$14.73		$12.73	$13.58	$11.70		$13.90		$13.65

Total return (b)	15.71%		1.50%	18.52%	(13.63)%		10.35%		4.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$590,047		$542,037	$564,119	$532,672		$660,619		$653,179
Ratio of expenses to average net assets:
After waivers (a)(f)	1.03%		1.03%	1.03%	1.07	%(g)	1.08	%(g)	1.06	%(g)
Before waivers and rembersements (a)(f)	1.03%		1.03%	1.03%	1.07	%(g)	1.08	%(g)	1.06	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.79%		1.76%	1.85%	2.02%		1.67	%(dd)	0.96	%(bb)
Before waivers and rembersements (a)(f)	2.79%		1.76%	1.85%	2.02%		1.67	%(dd)	0.96	%(bb)
Portfolio turnover rate^	10	%(z)	15%	10%	18%		14%		20%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024	2023	2022		2021		2020
Net asset value, beginning of period	$12.78		$13.64	$11.74	$13.95		$13.69		$13.47

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21		0.29	0.28	0.27		0.28	(cc)	0.14	(aa)
Net realized and unrealized gain (loss)	1.82		(0.02)	1.93	(2.16)		1.15		0.42

Total from investment operations	2.03		0.27	2.21	(1.89)		1.43		0.56

Less distributions:
Dividends from net investment income	—		(0.37)	(0.31)	(0.22)		(0.36)		(0.19)
Distributions from net realized gains	—		(0.76)	—	(0.10)		(0.81)		(0.15)

Total dividends and distributions	—		(1.13)	(0.31)	(0.32)		(1.17)		(0.34)

Net asset value, end of period	$14.81		$12.78	$13.64	$11.74		$13.95		$13.69

Total return (b)	15.88%		1.68%	18.90%	(13.45)%		10.65%		4.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$414,816		$383,893	$435,317	$433,140		$467,070		$472,110
Ratio of expenses to average net assets:
After waivers (a)(f)	0.78%		0.78%	0.78%	0.82	%(g)	0.83	%(g)	0.81	%(g)
Before waivers and rembersements (a)(f)	0.78%		0.78%	0.78%	0.82	%(g)	0.83	%(g)	0.81	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.04%		2.04%	2.12%	2.23%		1.92	%(dd)	1.23	%(bb)
Before waivers and rembersements (a)(f)	3.04%		2.04%	2.12%	2.23%		1.92	%(dd)	1.23	%(bb)
Portfolio turnover rate^	10	%(z)	15%	10%	18%		14%		20%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.04%, 0.06% and 0.03% for the years ended December 31, 2022, 2021 and 2020, respectively for each class.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.09 and $0.12 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.15% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.18 and $0.21 for Class IB and Class K, respectively.
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.47% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.2%)
Entertainment (2.2%)
Universal Music Group NV	57,969	$1,876,461
Walt Disney Co. (The)	25,799	3,199,334
Warner Bros Discovery, Inc.*	163,229	1,870,604

		6,946,399

Interactive Media & Services (4.1%)
Alphabet, Inc., Class A	35,640	6,280,837
Meta Platforms, Inc., Class A	8,691	6,414,740

		12,695,577

Media (1.9%)
Charter Communications, Inc., Class A*	8,228	3,363,689
Comcast Corp., Class A	76,742	2,738,922

		6,102,611

Total Communication Services		25,744,587

Consumer Discretionary (6.3%)
Broadline Retail (1.3%)
eBay, Inc.	52,712	3,924,935

Hotels, Restaurants & Leisure (4.2%)
Domino’s Pizza, Inc.	6,074	2,736,944
Las Vegas Sands Corp.	74,340	3,234,534
Restaurant Brands International, Inc.	50,552	3,353,304
Starbucks Corp.	41,041	3,760,587

		13,085,369

Textiles, Apparel & Luxury Goods (0.8%)
NIKE, Inc., Class B	36,717	2,608,376

Total Consumer Discretionary		19,618,680

Consumer Staples (10.5%)
Beverages (3.0%)
Anheuser-Busch InBev SA/NV	45,018	3,088,406
Coca-Cola Co. (The)	29,563	2,091,583
Keurig Dr Pepper, Inc.	126,354	4,177,263

		9,357,252

Consumer Staples Distribution & Retail (1.8%)
Sysco Corp.	73,084	5,535,382

Household Products (3.9%)
Clorox Co. (The)	19,729	2,368,861
Kimberly-Clark Corp.	35,467	4,572,405
Reckitt Benckiser Group plc	75,414	5,129,269

		12,070,535

Tobacco (1.8%)
Philip Morris International, Inc.	31,890	5,808,126

Total Consumer Staples		32,771,295

Energy (6.6%)
Energy Equipment & Services (0.5%)
Tenaris SA(x)	91,706	1,725,701

Oil, Gas & Consumable Fuels (6.1%)
Chevron Corp.	33,094	4,738,730
ConocoPhillips	40,290	3,615,625
EQT Corp.	30,732	1,792,290
Exxon Mobil Corp.	25,073	2,702,869
Hess Corp.	15,123	2,095,140
Suncor Energy, Inc.	108,335	4,057,146

		19,001,800

Total Energy		20,727,501

Financials (19.9%)
Banks (13.7%)
Bank of America Corp.	218,743	10,350,919
Citigroup, Inc.	61,457	5,231,220
Citizens Financial Group, Inc.	112,799	5,047,755
Fifth Third Bancorp	102,292	4,207,270
Huntington Bancshares, Inc.	313,919	5,261,282
M&T Bank Corp.	19,413	3,765,928
Wells Fargo & Co.	113,170	9,067,180

		42,931,554

Capital Markets (2.7%)
Goldman Sachs Group, Inc. (The)	2,240	1,585,360
State Street Corp.	63,017	6,701,228

		8,286,588

Consumer Finance (0.4%)
Capital One Financial Corp.	5,918	1,259,114

Insurance (3.1%)
Allstate Corp. (The)	11,111	2,236,755
American International Group, Inc.	51,430	4,401,894
MetLife, Inc.	36,991	2,974,816

		9,613,465

Total Financials		62,090,721

Health Care (15.6%)
Biotechnology (0.4%)
Regeneron Pharmaceuticals, Inc.	2,135	1,120,875

Health Care Equipment & Supplies (2.9%)
Baxter International, Inc.	41,440	1,254,803
Becton Dickinson & Co.	15,767	2,715,866
GE HealthCare Technologies, Inc.	26,882	1,991,150
Medtronic plc	34,714	3,026,019

		8,987,838

Health Care Providers & Services (5.8%)
CVS Health Corp.	107,169	7,392,518
Elevance Health, Inc.	12,462	4,847,220
Henry Schein, Inc.*	32,466	2,371,641
Humana, Inc.	6,534	1,597,432
UnitedHealth Group, Inc.	6,198	1,933,590

		18,142,401

Life Sciences Tools & Services (0.9%)
ICON plc*	9,729	1,415,083
IQVIA Holdings, Inc.*	9,522	1,500,572

		2,915,655

Pharmaceuticals (5.6%)
AstraZeneca plc	28,707	3,987,752
Bristol-Myers Squibb Co.	40,365	1,868,496
Johnson & Johnson	25,561	3,904,443
Merck & Co., Inc.	43,035	3,406,650
Sanofi SA (ADR)	90,339	4,364,277

		17,531,618

Total Health Care		48,698,387

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (10.9%)
Aerospace & Defense (1.3%)
Textron, Inc.	49,292	$3,957,655

Air Freight & Logistics (1.6%)
FedEx Corp.	21,592	4,908,077

Building Products (2.0%)
Johnson Controls International plc	57,852	6,110,328

Electrical Equipment (3.3%)
Eaton Corp. plc	14,824	5,292,020
Emerson Electric Co.	37,966	5,062,007

		10,354,027

Machinery (2.7%)
Caterpillar, Inc.	10,046	3,899,958
Westinghouse Air Brake Technologies Corp.	22,319	4,672,482

		8,572,440

Total Industrials		33,902,527

Information Technology (11.8%)
Communications Equipment (3.4%)
Cisco Systems, Inc.	122,898	8,526,663
F5, Inc.*	7,399	2,177,674

		10,704,337

IT Services (2.3%)
Cognizant Technology Solutions Corp., Class A	67,070	5,233,472
DXC Technology Co.*	123,238	1,884,309

		7,117,781

Semiconductors & Semiconductor Equipment (3.2%)
Intel Corp.	98,466	2,205,639
NXP Semiconductors NV	24,239	5,295,979
QUALCOMM, Inc.	14,749	2,348,926

		9,850,544

Software (2.9%)
Microsoft Corp.	18,410	9,157,318

Total Information Technology		36,829,980

Materials (2.1%)
Chemicals (1.3%)
CF Industries Holdings, Inc.	16,494	1,517,448
Corteva, Inc.	35,635	2,655,877

		4,173,325

Containers & Packaging (0.8%)
International Paper Co.	50,435	2,361,871

Total Materials		6,535,196

Real Estate (0.8%)
Specialized REITs (0.8%)
SBA Communications Corp. (REIT)	10,654	2,501,985

Total Real Estate		2,501,985

Utilities (3.1%)
Electric Utilities (0.3%)
Evergy, Inc.	15,775	1,087,371

Multi-Utilities (2.8%)
Dominion Energy, Inc.	67,051	3,789,722
Sempra	64,874	4,915,503

		8,705,225

Total Utilities		9,792,596

Total Common Stocks (95.8%) (Cost $201,916,348)		299,213,455

SHORT-TERM INVESTMENTS:
Investment Companies (1.6%)
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	4,923,723	4,924,708

Total Short-Term Investments (1.6%) (Cost $4,924,853)		4,924,708

Total Investments in Securities (97.4%) (Cost $206,841,201)		304,138,163
Other Assets Less Liabilities (2.6%)		7,989,436

Net Assets (100%)		$312,127,599

*	Non-income producing.
(x)

All or a portion of security is on loan at June 30, 2025, the Portfolio had loaned securities with a total value of $1,470,324. This was collateralized by $1,528,476 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.750%, maturing 7/15/26 – 11/15/54.

Glossary:

ADR	— American Depositary Receipt
CAD	— Canadian Dollar
EUR	— European Currency Unit
GBP	— British Pound
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	103,090	USD	75,614	Goldman Sachs International	7/9/2025	117
CAD	187,322	USD	136,626	Royal Bank of Canada	7/9/2025	983
EUR	118,360	USD	136,457	Royal Bank of Canada	7/9/2025	3,030
GBP	73,831	USD	100,620	Deutsche Bank AG	7/9/2025	727
GBP	72,797	USD	99,806	Goldman Sachs International	7/9/2025	122
USD	504,297	CAD	684,547	Royal Bank of Canada	7/9/2025	1,421

Total unrealized appreciation						6,400

CAD	772,048	USD	568,246	Royal Bank of Canada	7/9/2025	(1,091)
USD	3,972,493	CAD	5,434,631	Deutsche Bank AG	7/9/2025	(19,849)
USD	5,571,936	EUR	4,856,954	Deutsche Bank AG	7/9/2025	(151,946)
USD	104,921	GBP	77,367	Goldman Sachs International	7/9/2025	(1,280)
USD	4,602,512	GBP	3,396,302	Royal Bank of Canada	7/9/2025	(59,568)

Total unrealized depreciation						(233,734)

Net unrealized depreciation						(227,334)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$23,868,126	$1,876,461	$—	$25,744,587
Consumer Discretionary	19,618,680	—	—	19,618,680
Consumer Staples	24,553,620	8,217,675	—	32,771,295
Energy	19,001,800	1,725,701	—	20,727,501
Financials	62,090,721	—	—	62,090,721
Health Care	44,710,635	3,987,752	—	48,698,387
Industrials	33,902,527	—	—	33,902,527
Information Technology	36,829,980	—	—	36,829,980
Materials	6,535,196	—	—	6,535,196
Real Estate	2,501,985	—	—	2,501,985
Utilities	9,792,596	—	—	9,792,596
Forward Currency Contracts	—	6,400	—	6,400
Short-Term Investments
Investment Companies	4,924,708	—	—	4,924,708

Total Assets	$288,330,574	$15,813,989	$—	$304,144,563

Liabilities:
Forward Currency Contracts	$—	$(233,734)	$—	$(233,734)

Total Liabilities	$—	$(233,734)	$—	$(233,734)

Total	$288,330,574	$15,580,255	$—	$303,910,829

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	$6,400

Total		$6,400

	Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	$(233,734)

Total		$(233,734)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(829,445)	$(829,445)

Total	$(829,445)	$(829,445)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(429,681)	$(429,681)

Total	$(429,681)	$(429,681)

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$844,000
Average settlement value sold — in USD	14,070,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Deutsche Bank AG	$727	$(727)	$—	$—
Goldman Sachs International	239	(239)	—	—
Royal Bank of Canada	5,434	(5,434)	—	—

Total	$6,400	$(6,400)	$—	$—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Deutsche Bank AG	$171,795	$(727)	$—	$171,068
Goldman Sachs International	1,280	(239)	—	1,041
Royal Bank of Canada	60,659	(5,434)	—	55,225

Total	$233,734	$(6,400)	$—	$227,334

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$34,975,355
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$46,032,779

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$105,959,136
Aggregate gross unrealized depreciation	(9,837,992)

Net unrealized appreciation	$96,121,144

Federal income tax cost of investments in securities and derivative instruments, if applicable	$207,789,685

For the six months ended June 30, 2025, the Portfolio incurred approximately $594 as brokerage commissions with Invesco Capital Markets, Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $206,841,201)	$304,138,163
Cash	6,545,708
Foreign cash (Cost $49)	51
Receivable for securities sold	1,621,376
Dividends, interest and other receivables	528,460
Receivable for Portfolio shares sold	140,984
Unrealized appreciation on forward foreign currency contracts	6,400
Securities lending income receivable	1,323
Other assets	3,232

Total assets	312,985,697

LIABILITIES
Payable for Portfolio shares repurchased	296,299
Unrealized depreciation on forward foreign currency contracts	233,734
Investment management fees payable	154,206
Distribution fees payable – Class IB	56,805
Administrative fees payable	22,405
Accrued expenses	94,649

Total liabilities	858,098

Commitments and contingent liabilities^
NET ASSETS	$312,127,599

Net assets were comprised of:
Paid in capital	$195,102,071
Total distributable earnings (loss)	117,025,528

Net assets	$312,127,599

Class IB
Net asset value, offering and redemption price per share, $282,943,667 / 12,676,779 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.32

Class K
Net asset value, offering and redemption price per share, $29,183,932 / 1,310,271 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.27

(x)	Includes value of securities on loan of $1,470,324.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $73,293 foreign withholding tax)	$3,638,934
Interest	125,228
Securities lending (net)	2,195

Total income	3,766,357

EXPENSES
Investment management fees	969,550
Distribution fees – Class IB	337,778
Administrative fees	135,259
Professional fees	30,427
Custodian fees	16,427
Printing and mailing expenses	15,297
Trustees’ fees	4,962
Miscellaneous	3,521

Gross expenses	1,513,221
Less: Waiver from investment manager	(56,192)

Net expenses	1,457,029

NET INVESTMENT INCOME (LOSS)	2,309,328

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	17,834,986
Forward foreign currency contracts	(829,445)
Foreign currency transactions	5,883

Net realized gain (loss)	17,011,424

Change in unrealized appreciation (depreciation) on:
Investments in securities	2,545,005
Forward foreign currency contracts	(429,681)
Foreign currency translations	1,987

Net change in unrealized appreciation (depreciation)	2,117,311

NET REALIZED AND UNREALIZED GAIN (LOSS)	19,128,735

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,438,063

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,309,328	$4,340,793
Net realized gain (loss)	17,011,424	26,362,006
Net change in unrealized appreciation (depreciation)	2,117,311	10,073,954

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,438,063	40,776,753

Distributions to shareholders:
Class IB	—	(28,210,578)
Class K	—	(3,084,509)

Total distributions to shareholders	—	(31,295,087)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 88,327 shares, respectively ]	—	1,882,429
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (3,007,763) shares, respectively ]	—	(65,237,379)
Capital shares repurchased [ 0 and (295,038) shares, respectively ]	—	(6,214,814)

Total Class IA transactions	—	(69,569,764)

Class IB
Capital shares sold [ 636,231 and 717,708 shares, respectively ]	13,579,413	15,777,353
Capital shares issued in connection with share class combination (Note 1) [ 0 and 3,004,513 shares, respectively ]	—	65,237,379
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,308,181 shares, respectively ]	—	28,210,578
Capital shares repurchased [ (908,670) and (1,413,641) shares, respectively ]	(19,209,098)	(31,276,712)

Total Class IB transactions	(5,629,685)	77,948,598

Class K
Capital shares sold [ 21,549 and 74,184 shares, respectively ]	446,272	1,660,998
Capital shares issued in reinvestment of dividends and distributions [ 0 and 143,515 shares, respectively ]	—	3,084,509
Capital shares repurchased [ (97,029) and (329,211) shares, respectively ]	(2,060,979)	(7,210,830)

Total Class K transactions	(1,614,707)	(2,465,323)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(7,244,392)	5,913,511

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,193,671	15,395,177
NET ASSETS:
Beginning of period	297,933,928	282,538,751

End of period	$312,127,599	$297,933,928

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024	2023	2022	2021	2020
Net asset value, beginning of period	$20.79		$20.13	$19.74	$21.90	$17.35	$17.90

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.31	0.32	0.31	0.27	0.28
Net realized and unrealized gain (loss)	1.37		2.75	2.02	(0.19)	5.43	(0.44)

Total from investment operations	1.53		3.06	2.34	0.12	5.70	(0.16)

Less distributions:
Dividends from net investment income	—		(0.33)	(0.33)	(0.35)	(0.25)	(0.31)
Distributions from net realized gains	—		(2.07)	(1.62)	(1.93)	(0.90)	(0.08)

Total dividends and distributions	—		(2.40)	(1.95)	(2.28)	(1.15)	(0.39)

Net asset value, end of period	$22.32		$20.79	$20.13	$19.74	$21.90	$17.35

Total return (b)	7.36%		14.85%	12.01%	0.49%	33.02%	(0.77)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$282,944		$269,219	$187,859	$180,668	$189,080	$150,411
Ratio of expenses to average net assets:
After waivers (a)(f)	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%
Before waivers (a)(f)	1.04%		1.04%	1.05%	1.04%	1.04%	1.06%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.52%		1.43%	1.56%	1.46%	1.27%	1.83%
Before waivers (a)(f)	1.49%		1.38%	1.52%	1.41%	1.23%	1.77%
Portfolio turnover rate^	12	%(z)	20%	18%	25%	17%	37%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024	2023	2022	2021	2020
Net asset value, beginning of period	$20.72		$20.07	$19.68	$21.83	$17.30	$17.84

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19		0.37	0.36	0.37	0.32	0.31
Net realized and unrealized gain (loss)	1.36		2.73	2.03	(0.18)	5.40	(0.42)

Total from investment operations	1.55		3.10	2.39	0.19	5.72	(0.11)

Less distributions:
Dividends from net investment income	—		(0.38)	(0.38)	(0.41)	(0.29)	(0.35)
Distributions from net realized gains	—		(2.07)	(1.62)	(1.93)	(0.90)	(0.08)

Total dividends and distributions	—		(2.45)	(2.00)	(2.34)	(1.19)	(0.43)

Net asset value, end of period	$22.27		$20.72	$20.07	$19.68	$21.83	$17.30

Total return (b)	7.48%		15.11%	12.30%	0.78%	33.28%	(0.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$29,184		$28,715	$30,044	$32,757	$33,962	$29,784
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75%		0.75%	0.75%	0.75%	0.75%	0.75%
Before waivers (a)(f)	0.79%		0.79%	0.80%	0.79%	0.79%	0.81%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.77%		1.69%	1.80%	1.70%	1.51%	2.09%
Before waivers (a)(f)	1.73%		1.65%	1.76%	1.66%	1.47%	2.03%
Portfolio turnover rate^	12	%(z)	20%	18%	25%	17%	37%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Canada (1.5%)
Shopify, Inc., Class A*	64,939	$7,490,714

China (2.9%)
JD.com, Inc. (ADR)	343,107	11,199,012
Tencent Holdings Ltd.	56,400	3,613,934

		14,812,946

Denmark (1.1%)
Novo Nordisk A/S, Class B	76,342	5,298,590

France (5.6%)
Airbus SE	79,312	16,560,617
EssilorLuxottica SA	18,306	5,022,151
LVMH Moet Hennessy Louis Vuitton SE	12,628	6,613,493

		28,196,261

Germany (5.3%)
Allianz SE (Registered)	9,477	3,841,337
SAP SE	75,072	22,828,479

		26,669,816

India (6.5%)
DLF Ltd.	2,146,955	20,973,868
HDFC Bank Ltd.	114,247	2,666,341
ICICI Bank Ltd. (ADR)	265,665	8,936,970

		32,577,179

Israel (0.9%)
Nice Ltd. (ADR)*	27,550	4,653,470

Italy (1.6%)
Brunello Cucinelli SpA	40,701	4,947,794
Ferrari NV	4,041	1,980,676
Moncler SpA	16,488	939,833

		7,868,303

Japan (3.1%)
Capcom Co. Ltd.	141,400	4,843,764
Hoya Corp.	18,200	2,168,126
Keyence Corp.	17,956	7,212,076
TDK Corp.	135,400	1,594,186

		15,818,152

Netherlands (2.4%)
Adyen NV(m)*	4,025	7,388,762
ASML Holding NV	1,555	1,241,168
BE Semiconductor Industries NV	15,083	2,257,300
Universal Music Group NV	44,312	1,434,383

		12,321,613

Spain (1.4%)
Amadeus IT Group SA	86,040	7,244,556

Sweden (1.6%)
Assa Abloy AB, Class B	103,812	3,239,153
Atlas Copco AB, Class A	305,234	4,931,351

		8,170,504

Switzerland (1.3%)
Lonza Group AG (Registered)	9,327	6,641,572

Taiwan (1.0%)
Taiwan Semiconductor Manufacturing Co. Ltd.	132,000	4,789,812

United States (62.9%)
Alphabet, Inc., Class A	241,683	42,591,795
Amazon.com, Inc.*	38,631	8,475,255
Analog Devices, Inc.	68,477	16,298,896
ARM Holdings plc (ADR)(x)*	21,078	3,409,156
Boston Scientific Corp.*	50,568	5,431,509
Broadcom, Inc.	41,942	11,561,312
Ecolab, Inc.	10,923	2,943,093
Eli Lilly & Co.	17,841	13,907,595
Equifax, Inc.	24,408	6,330,703
IDEXX Laboratories, Inc.*	3,792	2,033,801
Intuit, Inc.	21,993	17,322,347
Intuitive Surgical, Inc.*	13,839	7,520,251
IQVIA Holdings, Inc.*	13,343	2,102,723
Lam Research Corp.	38,772	3,774,066
Linde plc	3,375	1,583,483
Marriott International, Inc., Class A	17,926	4,897,562
Marvell Technology, Inc.	180,576	13,976,582
Mastercard, Inc., Class A	6,619	3,719,481
Meta Platforms, Inc., Class A	62,555	46,171,220
Microsoft Corp.	30,423	15,132,704
Netflix, Inc.*	8,383	11,225,927
NVIDIA Corp.	134,307	21,219,163
Phathom Pharmaceuticals, Inc.(x)*	104,625	1,003,354
S&P Global, Inc.	39,407	20,778,917
ServiceNow, Inc.*	2,371	2,437,578
Spotify Technology SA*	6,877	5,276,997
Stryker Corp.	3,217	1,272,742
Synopsys, Inc.*	4,966	2,545,969
Thermo Fisher Scientific, Inc.	3,400	1,378,564
TJX Cos., Inc. (The)	23,665	2,922,391
Visa, Inc., Class A	44,489	15,795,819
Zoetis, Inc.	8,370	1,305,301

		316,346,256

Total Common Stocks (99.1%) (Cost $237,121,160)		498,899,744

SHORT-TERM INVESTMENTS:
Investment Company (0.0%)†
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	113,922	113,945

Total Short-Term Investments (0.0%) (Cost $113,945)		113,945

Total Investments in Securities (99.1%) (Cost $237,235,105)		499,013,689
Other Assets Less Liabilities (0.9%)		4,322,837

Net Assets (100%)		$503,336,526

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the market value or fair value, as applicable, of these securities amounted to $7,388,762 or 1.5% of net assets.

(x)

All or a portion of security is on loan at June 30, 2025, the Portfolio had loaned securities with a total value of $847,300. This was collateralized by $886,759 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.875%, maturing 11/30/25 – 5/15/54.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Canada	$7,490,714	$—	$—	$7,490,714
China	11,199,012	3,613,934	—	14,812,946
Denmark	—	5,298,590	—	5,298,590
France	—	28,196,261	—	28,196,261
Germany	—	26,669,816	—	26,669,816
India	8,936,970	23,640,209	—	32,577,179
Israel	4,653,470	—	—	4,653,470
Italy	—	7,868,303	—	7,868,303
Japan	—	15,818,152	—	15,818,152
Netherlands	—	12,321,613	—	12,321,613
Spain	—	7,244,556	—	7,244,556
Sweden	—	8,170,504	—	8,170,504
Switzerland	—	6,641,572	—	6,641,572
Taiwan	—	4,789,812	—	4,789,812
United States	316,346,256	—	—	316,346,256
Short-Term Investments
Investment Companies	113,945	—	—	113,945

Total Assets	$348,740,367	$150,273,322	$—	$499,013,689

Total Liabilities	$—	$—	$—	$—

Total	$348,740,367	$150,273,322	$—	$499,013,689

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$51,504,537
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$65,269,219

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$268,241,945
Aggregate gross unrealized depreciation	(6,684,532)

Net unrealized appreciation	$261,557,413

Federal income tax cost of investments in securities and derivative instruments, if applicable	$237,456,276

For the six months ended June 30, 2025, the Portfolio incurred approximately $384 as brokerage commissions with Invesco Capital Markets, Inc, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $237,235,105)	$499,013,689
Cash	6,112,000
Foreign cash (Cost $154,598)	155,363
Dividends, interest and other receivables	598,940
Receivable for Portfolio shares sold	376,301
Securities lending income receivable	8,992
Receivable for securities sold	7
Other assets	5,006

Total assets	506,270,298

LIABILITIES
Accrued India taxes	2,224,546
Investment management fees payable	285,891
Payable for Portfolio shares repurchased	246,290
Distribution fees payable – Class IB	100,361
Administrative fees payable	35,775
Accrued expenses	40,909

Total liabilities	2,933,772

Commitments and contingent liabilities^
NET ASSETS	$503,336,526

Net assets were comprised of:
Paid in capital	$206,748,390
Total distributable earnings (loss)	296,588,136

Net assets	$503,336,526

Class IB
Net asset value, offering and redemption price per share, $503,336,526 / 15,901,579 shares outstanding (unlimited amount authorized: $0.01 par value)	$31.65

(x)	Includes value of securities on loan of $847,300.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $213,167 foreign withholding tax)	$2,434,752
Interest	89,178
Securities lending (net)	16,301

Total income	2,540,231

EXPENSES
Investment management fees	1,982,329
Distribution fees – Class IB	583,036
Administrative fees	211,351
Custodian fees	44,283
Professional fees	41,933
Printing and mailing expenses	21,055
Trustees’ fees	7,700
Miscellaneous	9,016

Gross expenses	2,900,703
Less: Waiver from investment manager	(334,263)

Net expenses	2,566,440

NET INVESTMENT INCOME (LOSS)	(26,209)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $114,030 on realized gain on investments)	26,847,237
Foreign currency transactions	19,736

Net realized gain (loss)	26,866,973

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $35,081 on unrealized appreciation on investments)	10,173,650
Foreign currency translations	63,465

Net change in unrealized appreciation (depreciation)	10,237,115

NET REALIZED AND UNREALIZED GAIN (LOSS)	37,104,088

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,077,879

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(26,209)	$(992,908)
Net realized gain (loss)	26,866,973	34,311,696
Net change in unrealized appreciation (depreciation)	10,237,115	34,212,934

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	37,077,879	67,531,722

Distributions to shareholders:
Class IB	—	(23,270,139)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 48,573 shares, respectively ]	—	1,389,766
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (2,085,236) shares, respectively ]	—	(63,225,952)
Capital shares repurchased [ 0 and (208,201) shares, respectively ]	—	(6,019,895)

Total Class IA transactions	—	(67,856,081)

Class IB
Capital shares sold [ 570,352 and 940,628 shares, respectively ]	16,650,197	27,808,390
Capital shares issued in connection with share class combination (Note 1) [ 0 and 2,086,030 shares, respectively ]	—	63,225,952
Capital shares issued in reinvestment of dividends and distributions [ 0 and 766,090 shares, respectively ]	—	23,270,139
Capital shares repurchased [ (970,951) and (1,541,379) shares, respectively ]	(28,301,518)	(45,633,230)

Total Class IB transactions	(11,651,321)	68,671,251

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(11,651,321)	815,170

TOTAL INCREASE (DECREASE) IN NET ASSETS	25,426,558	45,076,753
NET ASSETS:
Beginning of period	477,909,968	432,833,215

End of period	$503,336,526	$477,909,968

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024	2023	2022		2021		2020
Net asset value, beginning of period	$29.32		$26.56	$20.01	$30.43		$27.37		$21.55

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#	(0.07)	(0.05)	(0.03	)(1)	(0.19	)(aa)	(0.09)
Net realized and unrealized gain (loss)	2.33		4.33	6.81	(9.69)		4.32		5.91

Total from investment operations	2.33		4.26	6.76	(9.72)		4.13		5.82

Less distributions:
Dividends from net investment income	—		—	— #	—		—		—
Distributions from net realized gains	—		(1.50)	(0.21)	(0.70)		(1.07)		—

Total dividends and distributions	—		(1.50)	(0.21)	(0.70)		(1.07)		—

Net asset value, end of period	$31.65		$29.32	$26.56	$20.01		$30.43		$27.37

Total return (b)	7.95%		15.83%	33.79%	(32.01)%		15.10%		27.01%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$503,337		$477,910	$373,187	$277,554		$393,587		$336,166
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10%		1.10%	1.14%	1.15%		1.15%		1.15%
Before waivers (a)(f)	1.24%		1.25%	1.26%	1.25%		1.24%		1.25%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.01)%		(0.23)%	(0.21)%	(0.12	)%(cc)	(0.62	)%(bb)	(0.39)%
Before waivers (a)(f)	(0.15)%		(0.38)%	(0.33)%	(0.23	)%(cc)	(0.70	)%(bb)	(0.50)%
Portfolio turnover rate^	11	%(z)	13%	15%	21%		15%		15%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $(0.05) for Class IB.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $(0.20) for Class IB.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for the class would have been 0.04% lower.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for the class would have been 0.09% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.4%)
BHP Group Ltd.	74,092	$1,792,064
Glencore plc	614,658	2,392,762
GPT Group (The) (REIT)	246,331	784,674
Rio Tinto plc	15,976	930,905
Scentre Group (REIT)	292,480	685,285
Transurban Group	84,029	773,146

		7,358,836

Austria (0.3%)
Mondi plc	35,940	586,817

Canada (11.7%)
Agnico Eagle Mines Ltd.	6,095	726,163
Cameco Corp.	17,870	1,327,111
Enbridge, Inc.	143,976	6,528,745
Gibson Energy, Inc. (x)	92,659	1,626,253
Granite REIT (REIT)	21,500	1,092,249
Keyera Corp.	81,990	2,681,722
Nutrien Ltd. (x)	31,062	1,810,001
Pembina Pipeline Corp. (x)	126,818	4,761,670
TC Energy Corp. (x)	55,264	2,697,963
West Fraser Timber Co. Ltd.	29,648	2,174,150

		25,426,027

Chile (0.8%)
Lundin Mining Corp.	168,797	1,775,049

China (0.7%)
China Tower Corp. Ltd., Class H (m)	745,000	1,064,835
ENN Energy Holdings Ltd.	48,000	383,391

		1,448,226

Finland (0.8%)
Stora Enso OYJ, Class R	161,623	1,756,100

France (6.7%)
Aeroports de Paris SA	12,702	1,591,991
Gecina SA (REIT)	9,730	1,069,353
Getlink SE	173,555	3,350,757
TotalEnergies SE	26,797	1,644,564
Unibail-Rodamco-Westfield (REIT)	32,133	3,071,236
Vinci SA	24,859	3,663,261

		14,391,162

Germany (1.1%)
LEG Immobilien SE	27,629	2,452,310

Hong Kong (0.9%)
Hong Kong & China Gas Co. Ltd.	849,000	712,732
Link REIT (REIT)	153,300	818,256
Wharf Real Estate Investment Co. Ltd.	151,000	427,035

		1,958,023

Italy (0.7%)
Infrastrutture Wireless Italiane SpA (m)	114,209	1,396,447

Japan (2.5%)
GLP J-REIT (REIT)	1,118	1,006,941
Japan Airport Terminal Co. Ltd.	29,300	936,957
Mitsui Fudosan Co. Ltd.	167,300	1,620,662
Nippon Prologis REIT, Inc. (REIT)	1,799	994,413
Sumitomo Forestry Co. Ltd. (x)	88,500	896,339

		5,455,312

New Zealand (0.6%)
Auckland International Airport Ltd.	293,030	1,383,384

Singapore (1.2%)
CapitaLand Ascendas REIT (REIT)	365,200	769,749
CapitaLand Investment Ltd.	508,800	1,060,417
Mapletree Logistics Trust (REIT)	849,100	787,997

		2,618,163

Spain (2.4%)
Cellnex Telecom SA (m)	65,619	2,546,900
Merlin Properties SOCIMI SA (REIT)	202,837	2,659,311

		5,206,211

Sweden (0.4%)
Svenska Cellulosa AB SCA, Class B	61,791	803,337

Switzerland (0.8%)
Flughafen Zurich AG (Registered)	5,912	1,683,927

United Kingdom (4.7%)
National Grid plc	313,134	4,562,575
Segro plc (REIT)	280,916	2,620,533
UNITE Group plc (The) (REIT)	150,423	1,749,902
United Utilities Group plc	81,315	1,274,109

		10,207,119

United States (59.4%)
Alexandria Real Estate Equities, Inc. (REIT)	43,435	3,154,684
American Tower Corp. (REIT)	18,412	4,069,420
AvalonBay Communities, Inc. (REIT)	9,788	1,991,858
Brixmor Property Group, Inc. (REIT)	130,750	3,404,730
Cheniere Energy, Inc.	22,506	5,480,661
Chevron Corp.	5,896	844,248
ConocoPhillips	18,072	1,621,781
Consolidated Edison, Inc.	8,852	888,298
Corteva, Inc.	38,407	2,862,474
Crown Castle, Inc. (REIT)	17,954	1,844,414
CubeSmart (REIT)	25,512	1,084,260
Devon Energy Corp.	52,054	1,655,838
Digital Realty Trust, Inc. (REIT)	11,906	2,075,573
Edison International	27,720	1,430,352
EOG Resources, Inc.	6,735	805,573
Equinix, Inc. (REIT)	6,476	5,151,464
Equity LifeStyle Properties, Inc. (REIT)	44,081	2,718,475
Equity Residential (REIT)	25,909	1,748,598
Essential Utilities, Inc.	45,329	1,683,519
Eversource Energy	16,735	1,064,681
Extra Space Storage, Inc. (REIT)	10,235	1,509,048
Exxon Mobil Corp.	30,331	3,269,682
Federal Realty Investment Trust (REIT)	43,042	4,088,560
Ferrovial SE	64,629	3,445,632
Freeport-McMoRan, Inc.	77,529	3,360,882
Healthpeak Properties, Inc. (REIT)	200,478	3,510,370
Host Hotels & Resorts, Inc. (REIT)	135,846	2,086,595
International Paper Co.	11,718	548,754
Kimco Realty Corp. (REIT)	50,581	1,063,213
Kinder Morgan, Inc.	159,982	4,703,471
Newmont Corp.	41,892	2,440,628
ONEOK, Inc.	53,056	4,330,961
PG&E Corp.	93,898	1,308,938
PotlatchDeltic Corp. (REIT)	25,285	970,186
Prologis, Inc. (REIT)	86,136	9,054,616
Public Storage (REIT)	8,321	2,441,548

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Realty Income Corp. (REIT)	23,943	$1,379,356
Regency Centers Corp. (REIT)	37,367	2,661,651
Rexford Industrial Realty, Inc. (REIT)	69,770	2,481,719
SBA Communications Corp. (REIT)	4,603	1,080,969
Sempra	34,052	2,580,120
Shell plc	57,979	2,032,200
Simon Property Group, Inc. (REIT)	25,327	4,071,569
Smurfit WestRock plc	38,615	1,666,237
Targa Resources Corp.	26,102	4,543,836
Ventas, Inc. (REIT)	25,553	1,613,672
Welltower, Inc. (REIT)	38,696	5,948,736
Weyerhaeuser Co. (REIT)	62,602	1,608,245
Williams Cos., Inc. (The)	51,089	3,208,900

		128,591,195

Zambia (0.3%)
First Quantum Minerals Ltd.*	38,389	681,939

Total Common Stocks (99.4%) (Cost $205,344,680)		215,179,584

SHORT-TERM INVESTMENTS:
Investment Company (2.7%)
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	5,907,401	5,907,401

Total Short-Term Investments (2.7%) (Cost $5,907,401)		5,907,401

Total Investments in Securities (102.1%) (Cost $211,252,081)		221,086,985
Other Assets Less Liabilities (-2.1%)		(4,576,900)

Net Assets (100%)		$216,510,085

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the market value or fair value, as applicable, of these securities amounted to $5,008,182 or 2.3% of net assets.

(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $6,195,405. This was collateralized by $658,399 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.875%, maturing 10/15/25 – 2/15/54 and by cash of $5,907,401 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$7,358,836	$—	$7,358,836
Austria	—	586,817	—	586,817
Canada	25,426,027	—	—	25,426,027
Chile	1,775,049	—	—	1,775,049
China	—	1,448,226	—	1,448,226
Finland	—	1,756,100	—	1,756,100
France	—	14,391,162	—	14,391,162
Germany	—	2,452,310	—	2,452,310
Hong Kong	—	1,958,023	—	1,958,023
Italy	—	1,396,447	—	1,396,447
Japan	—	5,455,312	—	5,455,312
New Zealand	—	1,383,384	—	1,383,384
Singapore	—	2,618,163	—	2,618,163
Spain	—	5,206,211	—	5,206,211
Sweden	—	803,337	—	803,337
Switzerland	—	1,683,927	—	1,683,927
United Kingdom	—	10,207,119	—	10,207,119
United States	123,113,363	5,477,832	—	128,591,195
Zambia	681,939	—	—	681,939
Short-Term Investments
Investment Companies	5,907,401	—	—	5,907,401

Total Assets	$156,903,779	$64,183,206	$—	$221,086,985

Total Liabilities	$—	$—	$—	$—

Total	$156,903,779	$64,183,206	$—	$221,086,985

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$123,182,872
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$126,490,507

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,280,860
Aggregate gross unrealized depreciation	(10,699,147)

Net unrealized appreciation	$9,581,713

Federal income tax cost of investments in securities and derivative instruments, if applicable	$211,505,272

For the six months ended June 30, 2025, the Portfolio incurred approximately $7,063 as brokerage commissions with Invesco Capital Markets, Inc, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $211,252,081)	$221,086,985
Cash	345,972
Foreign cash (Cost $230,829)	229,677
Dividends, interest and other receivables	968,372
Receivable for Portfolio shares sold	107,756
Securities lending income receivable	1,687
Other assets	2,817

Total assets	222,743,266

LIABILITIES
Payable for return of collateral on securities loaned	5,907,401
Investment management fees payable	130,162
Payable for Portfolio shares repurchased	97,573
Distribution fees payable – Class IB	44,275
Administrative fees payable	15,909
Accrued expenses	37,861

Total liabilities	6,233,181

Commitments and contingent liabilities^
NET ASSETS	$216,510,085

Net assets were comprised of:
Paid in capital	$199,855,382
Total distributable earnings (loss)	16,654,703

Net assets	$216,510,085

Class IB
Net asset value, offering and redemption price per share, $216,510,085 / 13,203,168 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.40

(x)	Includes value of securities on loan of $6,195,405.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $177,971 foreign withholding tax)	$4,025,059
Interest	21,519
Securities lending (net)	12,287

Total income	4,058,865

EXPENSES
Investment management fees	762,958
Distribution fees – Class IB	259,509
Administrative fees	94,205
Professional fees	32,825
Custodian fees	24,711
Printing and mailing expenses	12,273
Trustees’ fees	3,426
Miscellaneous	6,937

Total expenses	1,196,844

NET INVESTMENT INCOME (LOSS)	2,862,021

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	4,560,119
Foreign currency transactions	10,541

Net realized gain (loss)	4,570,660

Change in unrealized appreciation (depreciation) on:
Investments in securities	15,444,280
Foreign currency translations	25,714

Net change in unrealized appreciation (depreciation)	15,469,994

NET REALIZED AND UNREALIZED GAIN (LOSS)	20,040,654

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,902,675

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,862,021	$4,579,955
Net realized gain (loss)	4,570,660	983,060
Net change in unrealized appreciation (depreciation)	15,469,994	(4,726,923)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	22,902,675	836,092

Distributions to shareholders:
Class IB	—	(5,337,780)

Tax return of capital:
Class IB	—	(126,224)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 484,155 and 1,018,468 shares, respectively ]	7,480,417	15,217,459
Capital shares issued in reinvestment of dividends and distributions [ 0 and 358,524 shares, respectively ]	—	5,464,004
Capital shares repurchased [ (950,398) and (1,961,017) shares, respectively ]	(14,763,281)	(29,743,890)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(7,282,864)	(9,062,427)

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,619,811	(13,690,339)
NET ASSETS:
Beginning of period	200,890,274	214,580,613

End of period	$216,510,085	$200,890,274

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022		2021		2020
Net asset value, beginning of period	$14.70		$15.05		$14.36		$16.62		$14.29		$16.74

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21		0.33		0.31		0.25		0.26		0.24
Net realized and unrealized gain (loss)	1.49		(0.27)		1.12		(1.72)		2.71		(2.30)

Total from investment operations	1.70		0.06		1.43		(1.47)		2.97		(2.06)

Less distributions:
Dividends from net investment income	—		(0.34)		(0.33)		(0.26)		(0.48)		(0.35)
Distributions from net realized gains	—		(0.06)		(0.41)		(0.53)		(0.16)		(0.04)
Return of capital	—		(0.01)		—		—		—		—

Total dividends and distributions	—		(0.41)		(0.74)		(0.79)		(0.64)		(0.39)

Net asset value, end of period	$16.40		$14.70		$15.05		$14.36		$16.62		$14.29

Total return (b)	11.56%		0.31%		10.08%		(8.97)%		20.99%		(12.22)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$216,510		$200,890		$214,581		$203,362		$236,886		$195,437
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15	%(j)	1.17	%(k)	1.16	%(m)	1.14	%(n)	1.18	%(g)(o)	1.20	%(jj)
Before waivers (a)(f)	1.15%		1.17%		1.16%		1.14%		1.18%		1.21%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.76%		2.19%		2.09%		1.60%		1.62%		1.70%
Before waivers (a)(f)	2.76%		2.19%		2.09%		1.60%		1.62%		1.68%
Portfolio turnover rate^	59	%(z)	132%		88%		100%		140%		155%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.17% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.16% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.14% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.3%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	16,884	$488,623
Verizon Communications, Inc.	9,893	428,070

		916,693

Entertainment (0.6%)
Electronic Arts, Inc.	535	85,439
Live Nation Entertainment, Inc.*	370	55,974
Netflix, Inc.*	1,004	1,344,487
Take-Two Interactive Software, Inc.*	398	96,654
TKO Group Holdings, Inc., Class A	157	28,566
Walt Disney Co. (The)	4,219	523,198
Warner Bros Discovery, Inc.*	5,283	60,543

		2,194,861

Interactive Media & Services (2.2%)
Alphabet, Inc., Class A	13,714	2,416,818
Alphabet, Inc., Class C	11,063	1,962,466
Match Group, Inc.	575	17,762
Meta Platforms, Inc., Class A	5,112	3,773,116

		8,170,162

Media (0.2%)
Charter Communications, Inc., Class A*	224	91,574
Comcast Corp., Class A	8,739	311,895
Fox Corp., Class A	502	28,132
Fox Corp., Class B	310	16,005
Interpublic Group of Cos., Inc. (The)	867	21,224
News Corp., Class A	885	26,302
News Corp., Class B	262	8,989
Omnicom Group, Inc.	458	32,949
Paramount Global, Class B	1,412	18,215

		555,285

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	1,119	266,613

Total Communication Services		12,103,614

Consumer Discretionary (3.4%)
Automobile Components (0.0%)†
Aptiv plc*	511	34,860

Automobiles (0.6%)
Ford Motor Co.	9,165	99,440
General Motors Co.	2,257	111,067
Tesla, Inc.*	6,601	2,096,874

		2,307,381

Broadline Retail (1.3%)
Amazon.com, Inc.*	22,242	4,879,672
eBay, Inc.	1,082	80,566

		4,960,238

Distributors (0.0%)†
Genuine Parts Co.	326	39,547
LKQ Corp.	606	22,428
Pool Corp.	88	25,650

		87,625

Hotels, Restaurants & Leisure (0.7%)
Airbnb, Inc., Class A*	1,013	134,061
Booking Holdings, Inc.	76	439,982
Caesars Entertainment, Inc.*	488	13,854
Carnival Corp.*	2,464	69,288
Chipotle Mexican Grill, Inc.*	3,162	177,546
Darden Restaurants, Inc.	275	59,942
Domino’s Pizza, Inc.	80	36,048
DoorDash, Inc., Class A*	804	198,194
Expedia Group, Inc.	285	48,074
Hilton Worldwide Holdings, Inc.	558	148,618
Las Vegas Sands Corp.	796	34,634
Marriott International, Inc., Class A	533	145,621
McDonald’s Corp.	1,678	490,261
MGM Resorts International*	485	16,679
Norwegian Cruise Line Holdings Ltd.*	1,048	21,254
Royal Caribbean Cruises Ltd.	586	183,500
Starbucks Corp.	2,667	244,377
Wynn Resorts Ltd.	206	19,296
Yum! Brands, Inc.	652	96,613

		2,577,842

Household Durables (0.1%)
DR Horton, Inc.	649	83,669
Garmin Ltd.	361	75,348
Lennar Corp., Class A	545	60,282
Mohawk Industries, Inc.*	122	12,791
NVR, Inc.*	7	51,700
PulteGroup, Inc.	470	49,566

		333,356

Leisure Products (0.0%)†
Hasbro, Inc.	309	22,810

Specialty Retail (0.6%)
AutoZone, Inc.*	39	144,777
Best Buy Co., Inc.	452	30,343
CarMax, Inc.*	357	23,994
Home Depot, Inc. (The)	2,333	855,371
Lowe’s Cos., Inc.	1,313	291,315
O’Reilly Automotive, Inc.*	2,007	180,891
Ross Stores, Inc.	772	98,492
TJX Cos., Inc. (The)	2,621	323,667
Tractor Supply Co.	1,244	65,646
Ulta Beauty, Inc.*	106	49,589
Williams-Sonoma, Inc.	288	47,051

		2,111,136

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	356	36,693
Lululemon Athletica, Inc.*	259	61,533
NIKE, Inc., Class B	2,765	196,426
Ralph Lauren Corp.	94	25,782
Tapestry, Inc.	487	42,764

		363,198

Total Consumer Discretionary		12,798,446

Consumer Staples (1.8%)
Beverages (0.4%)
Brown-Forman Corp., Class B	427	11,491
Coca-Cola Co. (The)	9,089	643,047
Constellation Brands, Inc., Class A	359	58,402

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Keurig Dr Pepper, Inc.	3,188	$105,395
Molson Coors Beverage Co., Class B	402	19,332
Monster Beverage Corp.*	1,647	103,168
PepsiCo, Inc.	3,218	424,905

		1,365,740

Consumer Staples Distribution & Retail (0.7%)
Costco Wholesale Corp.	1,041	1,030,528
Dollar General Corp.	516	59,020
Dollar Tree, Inc.*	463	45,855
Kroger Co. (The)	1,437	103,076
Sysco Corp.	1,137	86,116
Target Corp.	1,066	105,161
Walgreens Boots Alliance, Inc.	1,685	19,344
Walmart, Inc.	10,138	991,294

		2,440,394

Food Products (0.2%)
Archer-Daniels-Midland Co.	1,127	59,483
Bunge Global SA	315	25,288
Campbell’s Co. (The)	462	14,160
Conagra Brands, Inc.	1,120	22,926
General Mills, Inc.	1,285	66,576
Hershey Co. (The)	347	57,585
Hormel Foods Corp.	684	20,691
J M Smucker Co. (The)	250	24,550
Kellanova	631	50,184
Kraft Heinz Co. (The)	2,028	52,363
Lamb Weston Holdings, Inc.	331	17,162
McCormick & Co., Inc. (Non-Voting)	593	44,961
Mondelez International, Inc., Class A	3,039	204,950
Tyson Foods, Inc., Class A	672	37,592

		698,471

Household Products (0.3%)
Church & Dwight Co., Inc.	578	55,551
Clorox Co. (The)	289	34,700
Colgate-Palmolive Co.	1,902	172,892
Kimberly-Clark Corp.	779	100,429
Procter & Gamble Co. (The)	5,502	876,579

		1,240,151

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	550	44,440
Kenvue, Inc.	4,506	94,311

		138,751

Tobacco (0.2%)
Altria Group, Inc.	3,953	231,764
Philip Morris International, Inc.	3,653	665,321

		897,085

Total Consumer Staples		6,780,592

Energy (1.0%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	2,326	89,179
Halliburton Co.	2,018	41,127
Schlumberger NV	3,192	107,889

		238,195

Oil, Gas & Consumable Fuels (0.9%)
APA Corp.	847	15,492
Chevron Corp.	3,812	545,840
ConocoPhillips	2,963	265,900
Coterra Energy, Inc.	1,792	45,481
Devon Energy Corp.	1,507	47,938
Diamondback Energy, Inc.	439	60,319
EOG Resources, Inc.	1,281	153,220
EQT Corp.	1,405	81,940
Expand Energy Corp.	508	59,405
Exxon Mobil Corp.	10,113	1,090,181
Hess Corp.	650	90,051
Kinder Morgan, Inc.	4,537	133,388
Marathon Petroleum Corp.	721	119,765
Occidental Petroleum Corp.	1,663	69,863
ONEOK, Inc.	1,466	119,669
Phillips 66	956	114,051
Targa Resources Corp.	509	88,607
Texas Pacific Land Corp.	44	46,481
Valero Energy Corp.	735	98,799
Williams Cos., Inc. (The)	2,866	180,013

		3,426,403

Total Energy		3,664,598

Financials (4.7%)
Banks (1.2%)
Bank of America Corp.	15,376	727,592
Citigroup, Inc.	4,383	373,081
Citizens Financial Group, Inc.	1,017	45,511
Fifth Third Bancorp	1,566	64,410
Huntington Bancshares, Inc.	3,419	57,303
JPMorgan Chase & Co.	6,549	1,898,621
KeyCorp	2,315	40,327
M&T Bank Corp.	377	73,134
PNC Financial Services Group, Inc. (The)	928	172,998
Regions Financial Corp.	2,110	49,627
Truist Financial Corp.	3,073	132,108
US Bancorp	3,656	165,434
Wells Fargo & Co.	7,636	611,796

		4,411,942

Capital Markets (1.1%)
Ameriprise Financial, Inc.	223	119,022
Bank of New York Mellon Corp. (The)	1,679	152,974
BlackRock, Inc.	342	358,843
Blackstone, Inc.	1,713	256,231
Cboe Global Markets, Inc.	246	57,370
Charles Schwab Corp. (The)	4,008	365,690
CME Group, Inc.	845	232,899
Coinbase Global, Inc., Class A*	496	173,843
FactSet Research Systems, Inc.	89	39,808
Franklin Resources, Inc.	727	17,339
Goldman Sachs Group, Inc. (The)	720	509,580
Intercontinental Exchange, Inc.	1,346	246,951
KKR & Co., Inc.	1,588	211,252
MarketAxess Holdings, Inc.	88	19,654
Moody’s Corp.	363	182,077
Morgan Stanley	2,899	408,353
MSCI, Inc.	182	104,967
Nasdaq, Inc.	970	86,737

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Northern Trust Corp.	456	$57,816
Raymond James Financial, Inc.	426	65,336
S&P Global, Inc.	736	388,085
State Street Corp.	669	71,141
T. Rowe Price Group, Inc.	517	49,890

		4,175,858

Consumer Finance (0.2%)
American Express Co.	1,299	414,355
Capital One Financial Corp.	1,501	319,352
Synchrony Financial	893	59,599

		793,306

Financial Services (1.5%)
Apollo Global Management, Inc.	1,059	150,240
Berkshire Hathaway, Inc., Class B*	4,322	2,099,498
Corpay, Inc.*	165	54,750
Fidelity National Information Services, Inc.	1,233	100,378
Fiserv, Inc.*	1,301	224,305
Global Payments, Inc.	572	45,783
Jack Henry & Associates, Inc.	171	30,809
Mastercard, Inc., Class A	1,904	1,069,934
PayPal Holdings, Inc.*	2,283	169,673
Visa, Inc., Class A	4,034	1,432,272

		5,377,642

Insurance (0.7%)
Aflac, Inc.	1,142	120,435
Allstate Corp. (The)	621	125,014
American International Group, Inc.	1,352	115,718
Aon plc, Class A	507	180,877
Arch Capital Group Ltd.	876	79,760
Arthur J Gallagher & Co.	601	192,392
Assurant, Inc.	119	23,501
Brown & Brown, Inc.	558	61,865
Chubb Ltd.	874	253,215
Cincinnati Financial Corp.	367	54,654
Erie Indemnity Co., Class A	59	20,461
Everest Group Ltd.	100	33,985
Globe Life, Inc.	194	24,112
Hartford Insurance Group, Inc. (The)	667	84,622
Loews Corp.	408	37,397
Marsh & McLennan Cos., Inc.	1,156	252,748
MetLife, Inc.	1,323	106,396
Principal Financial Group, Inc.	484	38,444
Progressive Corp. (The)	1,375	366,933
Prudential Financial, Inc.	831	89,283
Travelers Cos., Inc. (The)	532	142,331
W.R. Berkley Corp.	703	51,649
Willis Towers Watson plc	233	71,415

		2,527,207

Total Financials		17,285,955

Health Care (3.1%)
Biotechnology (0.5%)
AbbVie, Inc.	4,145	769,395
Amgen, Inc.	1,262	352,363
Biogen, Inc.*	344	43,203
Gilead Sciences, Inc.	2,920	323,740
Incyte Corp.*	377	25,674
Moderna, Inc.*	798	22,017
Regeneron Pharmaceuticals, Inc.	244	128,100
Vertex Pharmaceuticals, Inc.*	602	268,010

		1,932,502

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	4,083	555,329
Align Technology, Inc.*	160	30,293
Baxter International, Inc.	1,204	36,457
Becton Dickinson & Co.	672	115,752
Boston Scientific Corp.*	3,472	372,927
Cooper Cos., Inc. (The)*	469	33,374
Dexcom, Inc.*	920	80,307
Edwards Lifesciences Corp.*	1,376	107,617
GE HealthCare Technologies, Inc.	1,074	79,551
Hologic, Inc.*	523	34,079
IDEXX Laboratories, Inc.*	189	101,368
Insulet Corp.*	165	51,840
Intuitive Surgical, Inc.*	841	457,008
Medtronic plc	3,010	262,382
ResMed, Inc.	344	88,752
Solventum Corp.*	325	24,648
STERIS plc	231	55,491
Stryker Corp.	807	319,273
Zimmer Biomet Holdings, Inc.	464	42,321

		2,848,769

Health Care Providers & Services (0.6%)
Cardinal Health, Inc.	560	94,080
Cencora, Inc.	405	121,439
Centene Corp.*	1,167	63,345
Cigna Group (The)	627	207,274
CVS Health Corp.	2,969	204,802
DaVita, Inc.*	97	13,818
Elevance Health, Inc.	530	206,149
HCA Healthcare, Inc.	406	155,538
Henry Schein, Inc.*	286	20,892
Humana, Inc.	283	69,188
Labcorp Holdings, Inc.	196	51,452
McKesson Corp.	294	215,437
Molina Healthcare, Inc.*	127	37,833
Quest Diagnostics, Inc.	262	47,063
UnitedHealth Group, Inc.	2,129	664,184
Universal Health Services, Inc., Class B	134	24,274

		2,196,768

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	669	78,949
Bio-Techne Corp.	368	18,934
Charles River Laboratories International, Inc.*	115	17,449
Danaher Corp.	1,494	295,125
IQVIA Holdings, Inc.*	386	60,830
Mettler-Toledo International, Inc.*	49	57,561
Revvity, Inc.	277	26,791
Thermo Fisher Scientific, Inc.	886	359,237
Waters Corp.*	140	48,866
West Pharmaceutical Services, Inc.	169	36,977

		1,000,719

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (0.9%)
Bristol-Myers Squibb Co.	4,776	$221,081
Eli Lilly & Co.	1,847	1,439,792
Johnson & Johnson	5,646	862,426
Merck & Co., Inc.	5,892	466,411
Pfizer, Inc.	13,341	323,386
Viatris, Inc.	2,755	24,602
Zoetis, Inc.	1,045	162,968

		3,500,666

Total Health Care		11,479,424

Industrials (2.8%)
Aerospace & Defense (0.7%)
Axon Enterprise, Inc.*	174	144,062
Boeing Co. (The)*	1,770	370,868
GE Aerospace	2,503	644,247
General Dynamics Corp.	591	172,371
Howmet Aerospace, Inc.	947	176,265
Huntington Ingalls Industries, Inc.	92	22,214
L3Harris Technologies, Inc.	439	110,119
Lockheed Martin Corp.	489	226,475
Northrop Grumman Corp.	317	158,494
RTX Corp.	3,135	457,773
Textron, Inc.	424	34,043
TransDigm Group, Inc.	132	200,725

		2,717,656

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	279	26,770
Expeditors International of Washington, Inc.	321	36,674
FedEx Corp.	517	117,519
United Parcel Service, Inc., Class B	1,722	173,819

		354,782

Building Products (0.2%)
A.O. Smith Corp.	273	17,901
Allegion plc	202	29,112
Builders FirstSource, Inc.*	259	30,223
Carrier Global Corp.	1,872	137,012
Johnson Controls International plc	1,544	163,077
Lennox International, Inc.	75	42,993
Masco Corp.	495	31,858
Trane Technologies plc	523	228,765

		680,941

Commercial Services & Supplies (0.2%)
Cintas Corp.	805	179,410
Copart, Inc.*	2,064	101,281
Republic Services, Inc.	477	117,633
Rollins, Inc.	660	37,237
Veralto Corp.	582	58,753
Waste Management, Inc.	859	196,556

		690,870

Construction & Engineering (0.0%)†
Quanta Services, Inc.	348	131,572

Electrical Equipment (0.3%)
AMETEK, Inc.	542	98,080
Eaton Corp. plc	918	327,717
Emerson Electric Co.	1,320	175,996
GE Vernova, Inc.	640	338,656
Generac Holdings, Inc.*	139	19,906
Hubbell, Inc., Class B	125	51,051
Rockwell Automation, Inc.	264	87,693

		1,099,099

Ground Transportation (0.3%)
CSX Corp.	4,408	143,833
JB Hunt Transport Services, Inc.	184	26,423
Norfolk Southern Corp.	529	135,408
Old Dominion Freight Line, Inc.	436	70,763
Uber Technologies, Inc.*	4,907	457,823
Union Pacific Corp.	1,402	322,572

		1,156,822

Industrial Conglomerates (0.1%)
3M Co.	1,263	192,279
Honeywell International, Inc.	1,508	351,183

		543,462

Machinery (0.5%)
Caterpillar, Inc.	1,103	428,196
Cummins, Inc.	323	105,782
Deere & Co.	592	301,026
Dover Corp.	322	59,000
Fortive Corp.	797	41,548
IDEX Corp.	177	31,076
Illinois Tool Works, Inc.	626	154,778
Ingersoll Rand, Inc.	947	78,771
Nordson Corp.	127	27,225
Otis Worldwide Corp.	926	91,693
PACCAR, Inc.	1,232	117,114
Parker-Hannifin Corp.	300	209,541
Pentair plc	386	39,627
Snap-on, Inc.	123	38,275
Stanley Black & Decker, Inc.	363	24,593
Westinghouse Air Brake Technologies Corp.	401	83,949
Xylem, Inc.	571	73,865

		1,906,059

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	1,532	75,344
Southwest Airlines Co.(x)	1,337	43,372
United Airlines Holdings, Inc.*	766	60,997

		179,713

Professional Services (0.2%)
Automatic Data Processing, Inc.	952	293,597
Broadridge Financial Solutions, Inc.	276	67,076
Dayforce, Inc.*	375	20,771
Equifax, Inc.	291	75,477
Jacobs Solutions, Inc.	282	37,069
Leidos Holdings, Inc.	302	47,643
Paychex, Inc.	752	109,386
Paycom Software, Inc.	114	26,380
Verisk Analytics, Inc.	328	102,172

		779,571

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (0.1%)
Fastenal Co.	2,693	$113,106
United Rentals, Inc.	153	115,270
W.W. Grainger, Inc.	103	107,145

		335,521

Total Industrials		10,576,068

Information Technology (11.0%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	2,417	247,283
Cisco Systems, Inc.	9,335	647,662
F5, Inc.*	135	39,733
Juniper Networks, Inc.	777	31,026
Motorola Solutions, Inc.	392	164,821

		1,130,525

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	2,839	280,351
CDW Corp.	309	55,184
Corning, Inc.	1,810	95,188
Jabil, Inc.	252	54,961
Keysight Technologies, Inc.*	405	66,363
Ralliant Corp.*	266	12,882
TE Connectivity plc	696	117,395
Teledyne Technologies, Inc.*	110	56,354
Trimble, Inc.*	560	42,549
Zebra Technologies Corp., Class A*	119	36,695

		817,922

IT Services (0.4%)
Accenture plc, Class A	1,469	439,069
Akamai Technologies, Inc.(x)*	343	27,358
Cognizant Technology Solutions Corp., Class A	1,157	90,281
EPAM Systems, Inc.*	133	23,517
Gartner, Inc.*	181	73,164
GoDaddy, Inc., Class A*	334	60,140
International Business Machines Corp.	2,182	643,210
VeriSign, Inc.	189	54,583

		1,411,322

Semiconductors & Semiconductor Equipment (4.2%)
Advanced Micro Devices, Inc.*	3,805	539,930
Analog Devices, Inc.	1,164	277,055
Applied Materials, Inc.	1,907	349,114
Broadcom, Inc.	11,077	3,053,375
Enphase Energy, Inc.*	308	12,212
First Solar, Inc.*	252	41,716
Intel Corp.	10,235	229,264
KLA Corp.	310	277,679
Lam Research Corp.	3,002	292,215
Microchip Technology, Inc.	1,262	88,807
Micron Technology, Inc.	2,623	323,285
Monolithic Power Systems, Inc.	112	81,915
NVIDIA Corp.	57,388	9,066,730
NXP Semiconductors NV	593	129,565
ON Semiconductor Corp.*	980	51,362
QUALCOMM, Inc.	2,575	410,094
Skyworks Solutions, Inc.	352	26,231
Teradyne, Inc.	376	33,810
Texas Instruments, Inc.	2,132	442,646

		15,727,005

Software (3.8%)
Adobe, Inc.*	1,000	386,880
ANSYS, Inc.*	206	72,351
Autodesk, Inc.*	502	155,404
Cadence Design Systems, Inc.*	641	197,524
Crowdstrike Holdings, Inc., Class A*	584	297,437
Fair Isaac Corp.*	57	104,194
Fortinet, Inc.*	1,491	157,628
Gen Digital, Inc.	1,281	37,661
Intuit, Inc.	656	516,685
Microsoft Corp.	17,490	8,699,701
Oracle Corp.	3,817	834,511
Palantir Technologies, Inc., Class A*	4,992	680,509
Palo Alto Networks, Inc.*	1,553	317,806
PTC, Inc.*	281	48,428
Roper Technologies, Inc.	252	142,844
Salesforce, Inc.	2,252	614,098
ServiceNow, Inc.*	486	499,647
Synopsys, Inc.*	363	186,103
Tyler Technologies, Inc.*	101	59,877
Workday, Inc., Class A*	508	121,920

		14,131,208

Technology Hardware, Storage & Peripherals (2.1%)
Apple, Inc.	35,152	7,212,136
Dell Technologies, Inc., Class C	703	86,188
Hewlett Packard Enterprise Co.	3,083	63,047
HP, Inc.	2,213	54,130
NetApp, Inc.	477	50,824
Seagate Technology Holdings plc	498	71,876
Super Micro Computer, Inc.*	1,204	59,008
Western Digital Corp.	819	52,408

		7,649,617

Total Information Technology		40,867,599

Materials (0.6%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.	522	147,235
Albemarle Corp.(x)	276	17,297
CF Industries Holdings, Inc.	380	34,960
Corteva, Inc.	1,601	119,322
Dow, Inc.(x)	1,658	43,904
DuPont de Nemours, Inc.	982	67,355
Eastman Chemical Co.	271	20,233
Ecolab, Inc.	592	159,508
International Flavors & Fragrances, Inc.	600	44,130
Linde plc	1,104	517,975
LyondellBasell Industries NV, Class A	603	34,890
Mosaic Co. (The)	744	27,141
PPG Industries, Inc.	533	60,629
Sherwin-Williams Co. (The)	541	185,758

		1,480,337

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	141	77,404
Vulcan Materials Co.	310	80,854

		158,258

Containers & Packaging (0.1%)
Amcor plc	5,377	49,415
Avery Dennison Corp.	183	32,111

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Ball Corp.	651	$36,515
International Paper Co.	1,239	58,022
Packaging Corp. of America	210	39,574
Smurfit WestRock plc	1,164	50,227

		265,864

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	3,371	146,133
Newmont Corp.	2,612	152,175
Nucor Corp.	541	70,081
Steel Dynamics, Inc.	324	41,475

		409,864

Total Materials		2,314,323

Real Estate (0.7%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	361	26,220
Healthpeak Properties, Inc. (REIT)	1,630	28,541
Ventas, Inc. (REIT)	1,059	66,876
Welltower, Inc. (REIT)	1,458	224,138

		345,775

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	1,629	25,021

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	2,178	228,951

Office REITs (0.0%)†
BXP, Inc. (REIT)	342	23,075

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	689	96,543
CoStar Group, Inc.*	990	79,596

		176,139

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	334	67,969
Camden Property Trust (REIT)	251	28,285
Equity Residential (REIT)	802	54,127
Essex Property Trust, Inc. (REIT)	151	42,793
Invitation Homes, Inc. (REIT)	1,337	43,854
Mid-America Apartment Communities, Inc. (REIT)	275	40,703
UDR, Inc. (REIT)	707	28,867

		306,598

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	182	17,288
Kimco Realty Corp. (REIT)	1,587	33,359
Realty Income Corp. (REIT)	2,120	122,133
Regency Centers Corp. (REIT)	383	27,281
Simon Property Group, Inc. (REIT)	720	115,747

		315,808

Specialized REITs (0.3%)
American Tower Corp. (REIT)	1,098	242,680
Crown Castle, Inc. (REIT)	1,022	104,990
Digital Realty Trust, Inc. (REIT)	743	129,527
Equinix, Inc. (REIT)	230	182,958
Extra Space Storage, Inc. (REIT)	498	73,425
Iron Mountain, Inc. (REIT)	692	70,979
Public Storage (REIT)	370	108,565
SBA Communications Corp. (REIT)	252	59,180
VICI Properties, Inc. (REIT), Class A	2,480	80,848
Weyerhaeuser Co. (REIT)	1,703	43,750

		1,096,902

Total Real Estate		2,518,269

Utilities (0.8%)
Electric Utilities (0.5%)
Alliant Energy Corp.	603	36,463
American Electric Power Co., Inc.	1,253	130,011
Constellation Energy Corp.	735	237,229
Duke Energy Corp.	1,825	215,350
Edison International	903	46,595
Entergy Corp.	1,047	87,027
Evergy, Inc.	540	37,222
Eversource Energy	862	54,841
Exelon Corp.	2,370	102,905
FirstEnergy Corp.	1,205	48,513
NextEra Energy, Inc.	4,831	335,368
NRG Energy, Inc.	459	73,706
PG&E Corp.	5,157	71,889
Pinnacle West Capital Corp.	280	25,052
PPL Corp.	1,735	58,799
Southern Co. (The)	2,580	236,921
Xcel Energy, Inc.	1,353	92,139

		1,890,030

Gas Utilities (0.0%)†
Atmos Energy Corp.	373	57,483

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	1,671	17,579
Vistra Corp.	796	154,273

		171,852

Multi-Utilities (0.2%)
Ameren Corp.	634	60,889
CenterPoint Energy, Inc.	1,531	56,249
CMS Energy Corp.	702	48,635
Consolidated Edison, Inc.	845	84,796
Dominion Energy, Inc.	2,002	113,153
DTE Energy Co.	487	64,508
NiSource, Inc.	1,104	44,535
Public Service Enterprise Group, Inc.	1,171	98,575
Sempra	1,530	115,928
WEC Energy Group, Inc.	749	78,046

		765,314

Water Utilities (0.0%)†
American Water Works Co., Inc.	458	63,712

Total Utilities		2,948,391

Total Common Stocks (33.2%) (Cost $44,458,096)		123,337,279

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (48.6%)
U.S. Treasury Notes
4.125%, 6/15/26	$797,200	$798,041
4.625%, 6/30/26	5,879,000	5,913,935
4.500%, 7/15/26	400,000	402,085
4.375%, 7/31/26	3,714,400	3,729,754
4.625%, 9/15/26	3,417,500	3,445,160
4.625%, 10/15/26	3,081,300	3,108,831
4.125%, 10/31/26	5,942,400	5,959,385
4.625%, 11/15/26	2,759,300	2,785,983
1.250%, 11/30/26	3,533,600	3,407,271
4.375%, 12/15/26	726,400	731,744
1.250%, 12/31/26	3,800,000	3,657,492
4.500%, 4/15/27	4,341,500	4,395,091
2.750%, 4/30/27	2,172,900	2,134,115
4.500%, 5/15/27	935,400	947,676
4.625%, 6/15/27	2,861,300	2,908,620
4.375%, 7/15/27	2,310,900	2,339,343
3.125%, 8/31/27	3,744,300	3,697,646
3.375%, 9/15/27	532,800	529,099
4.125%, 10/31/27	3,448,900	3,479,858
3.875%, 11/30/27	2,458,100	2,467,114
4.000%, 12/15/27	3,849,500	3,876,644
4.250%, 1/15/28	1,217,900	1,233,645
4.250%, 2/15/28	6,730,000	6,820,407
4.000%, 2/29/28	1,200,000	1,208,818
3.625%, 3/31/28	7,583,200	7,569,042
4.375%, 8/31/28	4,664,800	4,756,636
4.625%, 9/30/28	210,600	216,413
4.875%, 10/31/28	4,948,000	5,125,805
4.375%, 11/30/28	5,573,700	5,689,501
4.125%, 3/31/29	927,400	939,845
4.625%, 4/30/29	4,859,100	5,010,917
4.500%, 5/31/29	4,414,900	4,534,930
3.250%, 6/30/29	1,941,400	1,905,631
4.250%, 6/30/29	2,196,100	2,236,810
3.625%, 8/31/29	7,099,800	7,064,456
1.750%, 11/15/29	2,903,700	2,673,097
3.875%, 12/31/29	2,458,400	2,468,341
4.375%, 12/31/29	3,270,700	3,351,617
4.250%, 1/31/30	2,203,100	2,246,585
4.000%, 2/28/30	3,529,400	3,563,764
4.625%, 9/30/30	52,400	54,363
4.875%, 10/31/30	4,063,300	4,264,513
4.375%, 11/30/30	2,366,000	2,426,620
4.250%, 2/28/31	3,717,700	3,789,306
4.625%, 4/30/31	2,031,000	2,108,824
1.625%, 5/15/31	2,182,500	1,924,082
4.625%, 5/31/31	154,800	160,701
3.750%, 8/31/31	706,100	699,495
3.625%, 9/30/31	739,300	726,926
4.125%, 10/31/31	2,599,400	2,626,655
1.375%, 11/15/31	2,190,700	1,874,398
4.500%, 12/31/31	6,007,400	6,193,880
4.375%, 1/31/32	295,700	302,723
1.875%, 2/15/32	1,510,400	1,326,839
2.875%, 5/15/32	1,709,200	1,594,797
4.125%, 11/15/32	2,344,900	2,360,702
3.500%, 2/15/33	2,581,300	2,488,688
3.375%, 5/15/33	1,733,100	1,652,267
3.875%, 8/15/33	1,735,900	1,709,808
4.500%, 11/15/33	1,779,100	1,827,847
4.000%, 2/15/34	3,382,200	3,348,231
4.375%, 5/15/34	1,006,700	1,022,733
3.875%, 8/15/34	2,047,100	1,999,441
4.250%, 11/15/34	2,067,700	2,075,295
4.625%, 2/15/35	2,003,200	2,067,712
4.250%, 5/15/35	712,200	713,424

Total U.S. Treasury Obligations		180,671,417

Total Long-Term Debt Securities (48.6%) (Cost $180,213,262)		180,671,417

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $127)	124	198

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (14.5%)
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	74,743	74,743
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	53,850,318	53,861,088

Total Investment Companies		53,935,831

Total Short-Term Investments (14.5%) (Cost $53,934,596)		53,935,831

Total Investments in Securities (96.3%) (Cost $278,606,081)		357,944,725
Other Assets Less Liabilities (3.7%)		13,568,207

Net Assets (100%)		$371,512,932

*	Non-income producing.
†	Percent shown is less than 0.05%.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $72,832. This was collateralized by cash of $74,743 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	347	9/2025	USD	46,527,495	440,137
Russell 2000 E-Mini Index	60	9/2025	USD	6,575,100	219,482
S&P 500 E-Mini Index	14	9/2025	USD	4,377,625	154,983
S&P Midcap 400 E-Mini Index	23	9/2025	USD	7,188,650	216,953

					1,031,555

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$12,103,614	$—	$—	$12,103,614
Consumer Discretionary	12,798,446	—	—	12,798,446
Consumer Staples	6,780,592	—	—	6,780,592
Energy	3,664,598	—	—	3,664,598
Financials	17,285,955	—	—	17,285,955
Health Care	11,479,424	—	—	11,479,424
Industrials	10,576,068	—	—	10,576,068
Information Technology	40,867,599	—	—	40,867,599
Materials	2,314,323	—	—	2,314,323
Real Estate	2,518,269	—	—	2,518,269
Utilities	2,948,391	—	—	2,948,391
Futures	1,031,555	—	—	1,031,555
Rights
Health Care	—	198	—	198
Short-Term Investments
Investment Companies	53,935,831	—	—	53,935,831
U.S. Treasury Obligations	—	180,671,417	—	180,671,417

Total Assets	$178,304,665	$180,671,615	$—	$358,976,280

Total Liabilities	$—	$—	$—	$—

Total	$178,304,665	$180,671,615	$—	$358,976,280

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$1,031,555	*

Total		$1,031,555

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(4,748,295)	$(4,748,295)

Total	$(4,748,295)	$(4,748,295)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$3,212,817	$3,212,817

Total	$3,212,817	$3,212,817

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$59,255,000
Average notional value of contracts — short	31,008,000

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,791,796
Long-term U.S. government debt securities	90,071,145

$91,862,941

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$11,035,014
Long-term U.S. government debt securities	96,074,468

$107,109,482

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$86,204,831
Aggregate gross unrealized depreciation	(3,800,536)

Net unrealized appreciation	$82,404,295

Federal income tax cost of investments in securities and derivative instruments, if applicable	$276,571,985

For the six months ended June 30, 2025, the Portfolio incurred approximately $24 as brokerage commissions with Invesco Capital Markets, Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $278,606,081)	$357,944,725
Cash	8,764,818
Cash held as collateral at broker for futures	3,286,609
Dividends, interest and other receivables	1,688,681
Receivable for Portfolio shares sold	275,747
Due from broker for futures variation margin	52,151
Securities lending income receivable	51
Other assets	4,603

Total assets	372,017,385

LIABILITIES
Investment management fees payable	216,001
Distribution fees payable – Class IB	75,305
Payable for return of collateral on securities loaned	74,743
Payable for Portfolio shares repurchased	48,567
Administrative fees payable	36,048
Accrued expenses	53,789

Total liabilities	504,453

Commitments and contingent liabilities^
NET ASSETS	$371,512,932

Net assets were comprised of:
Paid in capital	$308,838,330
Total distributable earnings (loss)	62,674,602

Net assets	$371,512,932

Class IB
Net asset value, offering and redemption price per share, $371,512,932 / 30,170,385 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.31

(x)	Includes value of securities on loan of $72,832.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest	$3,690,378
Dividends (net of $325 foreign withholding tax)	1,958,281
Securities lending (net)	309

Total income	5,648,968

EXPENSES
Investment management fees	1,445,680
Distribution fees – Class IB	451,774
Administrative fees	225,182
Professional fees	33,949
Custodian fees	19,042
Printing and mailing expenses	17,610
Trustees’ fees	6,008
Miscellaneous	9,446

Gross expenses	2,208,691
Less: Waiver from investment manager	(162,047)

Net expenses	2,046,644

NET INVESTMENT INCOME (LOSS)	3,602,324

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	3,219,803
Futures contracts	(4,748,295)

Net realized gain (loss)	(1,528,492)

Change in unrealized appreciation (depreciation) on:
Investments in securities	7,152,142
Futures contracts	3,212,817
Foreign currency translations	2

Net change in unrealized appreciation (depreciation)	10,364,961

NET REALIZED AND UNREALIZED GAIN (LOSS)	8,836,469

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,438,793

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,602,324	$7,240,665
Net realized gain (loss)	(1,528,492)	14,003,064
Net change in unrealized appreciation (depreciation)	10,364,961	9,710,018

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12,438,793	30,953,747

Distributions to shareholders:
Class IB	—	(11,355,061)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,525,816 and 3,084,976 shares, respectively ]	18,200,021	36,538,364
Capital shares issued in reinvestment of dividends [ 0 and 937,921 shares, respectively ]	—	11,355,061
Capital shares repurchased [ (2,250,021) and (4,289,114) shares, respectively ]	(26,901,650)	(51,125,338)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,701,629)	(3,231,913)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,737,164	16,366,773
NET ASSETS:
Beginning of period	367,775,768	351,408,995

End of period	$371,512,932	$367,775,768

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022		2021		2020
Net asset value, beginning of period	$11.90		$11.28		$10.24		$11.79		$11.60		$11.20

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.23		0.17		0.03		(0.05)		0.02
Net realized and unrealized gain (loss)	0.29		0.76		1.05		(1.55)		0.96		0.93

Total from investment operations	0.41		0.99		1.22		(1.52)		0.91		0.95

Less distributions:
Dividends from net investment income	—		(0.24)		(0.18)		(0.03)		—		(0.02)
Distributions from net realized gains	—		(0.13)		—		—		(0.72)		(0.53)

Total dividends and distributions	—		(0.37)		(0.18)		(0.03)		(0.72)		(0.55)

Net asset value, end of period	$12.31		$11.90		$11.28		$10.24		$11.79		$11.60

Total return (b)	3.45%		8.79%		11.89%		(12.89)%		7.96%		8.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$371,513		$367,776		$351,409		$317,009		$371,682		$344,795
Ratio of expenses to average net assets:
After waivers (a)(f)	1.13	%(j)	1.13	%(j)	1.13	%(j)	1.17	%(k)	1.18	%(o)	1.18	%(o)
Before waivers (a)(f)	1.22%		1.22%		1.23%		1.22%		1.21%		1.22%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.99%		1.98%		1.61%		0.31%		(0.41)%		0.18%
Before waivers (a)(f)	1.90%		1.89%		1.51%		0.26%		(0.43)%		0.13%
Portfolio turnover rate^	31	%(z)	37%		44%		67%		75%		90%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.7%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	20,134	$582,678
Verizon Communications, Inc.	11,804	510,759

		1,093,437

Entertainment (0.7%)
Electronic Arts, Inc.	668	106,679
Live Nation Entertainment, Inc.*	438	66,261
Netflix, Inc.*	1,198	1,604,278
Take-Two Interactive Software, Inc.*	474	115,111
TKO Group Holdings, Inc., Class A	189	34,388
Walt Disney Co. (The)	5,066	628,235
Warner Bros Discovery, Inc.*	6,248	71,602

		2,626,554

Interactive Media & Services (2.5%)
Alphabet, Inc., Class A	16,351	2,881,537
Alphabet, Inc., Class C	13,192	2,340,129
Match Group, Inc.	717	22,148
Meta Platforms, Inc., Class A	6,102	4,503,825

		9,747,639

Media (0.1%)
Charter Communications, Inc., Class A*	270	110,379
Comcast Corp., Class A	10,546	376,387
Fox Corp., Class A	624	34,969
Fox Corp., Class B	369	19,051
Interpublic Group of Cos., Inc. (The)	1,056	25,851
News Corp., Class A	1,092	32,455
News Corp., Class B	320	10,979
Omnicom Group, Inc.	544	39,135
Paramount Global, Class B	1,608	20,743

		669,949

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	1,347	320,936

Total Communication Services		14,458,515

Consumer Discretionary (3.9%)
Automobile Components (0.0%)†
Aptiv plc*	653	44,548

Automobiles (0.7%)
Ford Motor Co.	10,853	117,755
General Motors Co.	2,796	137,591
Tesla, Inc.*	7,874	2,501,255

		2,756,601

Broadline Retail (1.5%)
Amazon.com, Inc.*	26,540	5,822,611
eBay, Inc.	1,331	99,106

		5,921,717

Distributors (0.0%)†
Genuine Parts Co.	390	47,311
LKQ Corp.	746	27,610
Pool Corp.	107	31,188

		106,109

Hotels, Restaurants & Leisure (0.8%)
Airbnb, Inc., Class A*	1,217	161,058
Booking Holdings, Inc.	92	532,610
Caesars Entertainment, Inc.*	605	17,176
Carnival Corp.*	2,882	81,042
Chipotle Mexican Grill, Inc.*	3,809	213,875
Darden Restaurants, Inc.	332	72,366
Domino’s Pizza, Inc.	98	44,159
DoorDash, Inc., Class A*	951	234,431
Expedia Group, Inc.	341	57,520
Hilton Worldwide Holdings, Inc.	678	180,579
Las Vegas Sands Corp.	983	42,770
Marriott International, Inc., Class A	639	174,581
McDonald’s Corp.	2,008	586,677
MGM Resorts International*	642	22,078
Norwegian Cruise Line Holdings Ltd.*	1,200	24,336
Royal Caribbean Cruises Ltd.	696	217,945
Starbucks Corp.	3,179	291,292
Wynn Resorts Ltd.	260	24,354
Yum! Brands, Inc.	776	114,988

		3,093,837

Household Durables (0.1%)
DR Horton, Inc.	785	101,202
Garmin Ltd.	430	89,750
Lennar Corp., Class A	664	73,445
Mohawk Industries, Inc.*	148	15,516
NVR, Inc.*	8	59,085
PulteGroup, Inc.	577	60,851

		399,849

Leisure Products (0.0%)†
Hasbro, Inc.	366	27,018

Specialty Retail (0.7%)
AutoZone, Inc.*	47	174,475
Best Buy Co., Inc.	539	36,183
CarMax, Inc.*	434	29,169
Home Depot, Inc. (The)	2,792	1,023,659
Lowe’s Cos., Inc.	1,587	352,108
O’Reilly Automotive, Inc.*	2,415	217,664
Ross Stores, Inc.	927	118,267
TJX Cos., Inc. (The)	3,153	389,364
Tractor Supply Co.	1,485	78,363
Ulta Beauty, Inc.*	131	61,284
Williams-Sonoma, Inc.	344	56,199

		2,536,735

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	424	43,702
Lululemon Athletica, Inc.*	314	74,600
NIKE, Inc., Class B	3,325	236,208
Ralph Lauren Corp.	109	29,897
Tapestry, Inc.	588	51,632

		436,039

Total Consumer Discretionary		15,322,453

Consumer Staples (2.1%)
Beverages (0.4%)
Brown-Forman Corp., Class B	501	13,482
Coca-Cola Co. (The)	10,858	768,204
Constellation Brands, Inc., Class A	436	70,928
Keurig Dr Pepper, Inc.	3,797	125,529
Molson Coors Beverage Co., Class B	488	23,468
Monster Beverage Corp.*	1,960	122,774

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
PepsiCo, Inc.	3,838	$506,770

		1,631,155

Consumer Staples Distribution & Retail (0.8%)
Costco Wholesale Corp.	1,244	1,231,485
Dollar General Corp.	614	70,229
Dollar Tree, Inc.*	562	55,661
Kroger Co. (The)	1,762	126,388
Sysco Corp.	1,367	103,537
Target Corp.	1,286	126,864
Walgreens Boots Alliance, Inc.	2,047	23,500
Walmart, Inc.	12,162	1,189,200

		2,926,864

Food Products (0.2%)
Archer-Daniels-Midland Co.	1,329	70,145
Bunge Global SA	368	29,543
Campbell’s Co. (The)	550	16,858
Conagra Brands, Inc.	1,315	26,918
General Mills, Inc.	1,547	80,150
Hershey Co. (The)	409	67,874
Hormel Foods Corp.	812	24,563
J M Smucker Co. (The)	297	29,165
Kellanova	740	58,852
Kraft Heinz Co. (The)	2,453	63,336
Lamb Weston Holdings, Inc.	404	20,947
McCormick & Co., Inc. (Non-Voting)	704	53,377
Mondelez International, Inc., Class A	3,608	243,324
Tyson Foods, Inc., Class A	794	44,416

		829,468

Household Products (0.4%)
Church & Dwight Co., Inc.	681	65,451
Clorox Co. (The)	344	41,304
Colgate-Palmolive Co.	2,270	206,343
Kimberly-Clark Corp.	927	119,509
Procter & Gamble Co. (The)	6,575	1,047,529

		1,480,136

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	652	52,682
Kenvue, Inc.	5,356	112,101

		164,783

Tobacco (0.3%)
Altria Group, Inc.	4,732	277,437
Philip Morris International, Inc.	4,362	794,451

		1,071,888

Total Consumer Staples		8,104,294

Energy (1.1%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	2,761	105,857
Halliburton Co.	2,393	48,769
Schlumberger NV	3,947	133,409

		288,035

Oil, Gas & Consumable Fuels (1.0%)
APA Corp.	1,021	18,674
Chevron Corp.	4,575	655,094
ConocoPhillips	3,572	320,551
Coterra Energy, Inc.	2,082	52,841
Devon Energy Corp.	1,829	58,181
Diamondback Energy, Inc.	520	71,448
EOG Resources, Inc.	1,572	188,027
EQT Corp.	1,660	96,811
Expand Energy Corp.	584	68,293
Exxon Mobil Corp.	12,138	1,308,476
Hess Corp.	773	107,092
Kinder Morgan, Inc.	5,401	158,789
Marathon Petroleum Corp.	879	146,011
Occidental Petroleum Corp.	1,993	83,726
ONEOK, Inc.	1,745	142,444
Phillips 66	1,148	136,956
Targa Resources Corp.	609	106,015
Texas Pacific Land Corp.	52	54,932
Valero Energy Corp.	880	118,290
Williams Cos., Inc. (The)	3,408	214,057

		4,106,708

Total Energy		4,394,743

Financials (5.3%)
Banks (1.4%)
Bank of America Corp.	18,445	872,817
Citigroup, Inc.	5,270	448,582
Citizens Financial Group, Inc.	1,246	55,758
Fifth Third Bancorp	1,881	77,366
Huntington Bancshares, Inc.	4,054	67,945
JPMorgan Chase & Co.	7,816	2,265,937
KeyCorp	2,737	47,679
M&T Bank Corp.	461	89,429
PNC Financial Services Group, Inc. (The)	1,105	205,994
Regions Financial Corp.	2,563	60,282
Truist Financial Corp.	3,713	159,622
US Bancorp	4,361	197,335
Wells Fargo & Co.	9,218	738,546

		5,287,292

Capital Markets (1.3%)
Ameriprise Financial, Inc.	270	144,107
Bank of New York Mellon Corp. (The)	2,019	183,951
Blackrock, Inc.	407	427,045
Blackstone, Inc.	2,050	306,639
Cboe Global Markets, Inc.	294	68,564
Charles Schwab Corp. (The)	4,777	435,853
CME Group, Inc.	1,007	277,549
Coinbase Global, Inc., Class A*	591	207,140
FactSet Research Systems, Inc.	107	47,859
Franklin Resources, Inc.	841	20,058
Goldman Sachs Group, Inc. (The)	866	612,911
Intercontinental Exchange, Inc.	1,614	296,121
KKR & Co., Inc.	1,888	251,161
MarketAxess Holdings, Inc.	106	23,674
Moody’s Corp.	435	218,192
Morgan Stanley	3,471	488,925
MSCI, Inc.	219	126,306
Nasdaq, Inc.	1,157	103,459
Northern Trust Corp.	554	70,242
Raymond James Financial, Inc.	509	78,065
S&P Global, Inc.	883	465,597
State Street Corp.	815	86,667
T. Rowe Price Group, Inc.	619	59,733

		4,999,818

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.2%)
American Express Co.	1,552	$495,057
Capital One Financial Corp.	1,786	379,989
Synchrony Financial	1,082	72,213

		947,259

Financial Services (1.6%)
Apollo Global Management, Inc.	1,250	177,338
Berkshire Hathaway, Inc., Class B*	5,150	2,501,715
Corpay, Inc.*	193	64,041
Fidelity National Information Services, Inc.	1,496	121,789
Fiserv, Inc.*	1,561	269,132
Global Payments, Inc.	693	55,468
Jack Henry & Associates, Inc.	204	36,755
Mastercard, Inc., Class A	2,283	1,282,909
PayPal Holdings, Inc.*	2,757	204,900
Visa, Inc., Class A	4,813	1,708,856

		6,422,903

Insurance (0.8%)
Aflac, Inc.	1,390	146,589
Allstate Corp. (The)	738	148,567
American International Group, Inc.	1,662	142,251
Aon plc, Class A	604	215,483
Arch Capital Group Ltd.	1,046	95,238
Arthur J Gallagher & Co.	713	228,246
Assurant, Inc.	145	28,636
Brown & Brown, Inc.	662	73,396
Chubb Ltd.	1,048	303,627
Cincinnati Financial Corp.	438	65,227
Erie Indemnity Co., Class A	69	23,929
Everest Group Ltd.	119	40,442
Globe Life, Inc.	235	29,208
Hartford Insurance Group, Inc. (The)	814	103,272
Loews Corp.	485	44,455
Marsh & McLennan Cos., Inc.	1,372	299,974
MetLife, Inc.	1,617	130,039
Principal Financial Group, Inc.	592	47,023
Progressive Corp. (The)	1,643	438,451
Prudential Financial, Inc.	992	106,580
Travelers Cos., Inc. (The)	634	169,620
W.R. Berkley Corp.	847	62,229
Willis Towers Watson plc	282	86,433

		3,028,915

Total Financials		20,686,187

Health Care (3.5%)
Biotechnology (0.6%)
AbbVie, Inc.	4,947	918,262
Amgen, Inc.	1,509	421,328
Biogen, Inc.*	407	51,115
Gilead Sciences, Inc.	3,499	387,934
Incyte Corp.*	444	30,236
Moderna, Inc.*	933	25,742
Regeneron Pharmaceuticals, Inc.	293	153,825
Vertex Pharmaceuticals, Inc.*	720	320,544

		2,308,986

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	4,865	661,689
Align Technology, Inc.*	196	37,109
Baxter International, Inc.	1,433	43,391
Becton Dickinson & Co.	808	139,178
Boston Scientific Corp.*	4,131	443,711
Cooper Cos., Inc. (The)*	556	39,565
Dexcom, Inc.*	1,086	94,797
Edwards Lifesciences Corp.*	1,639	128,186
GE HealthCare Technologies, Inc.	1,275	94,439
Hologic, Inc.*	620	40,399
IDEXX Laboratories, Inc.*	229	122,822
Insulet Corp.*	195	61,265
Intuitive Surgical, Inc.*	1,008	547,757
Medtronic plc	3,582	312,243
ResMed, Inc.	409	105,522
Solventum Corp.*	398	30,184
STERIS plc	276	66,301
Stryker Corp.	962	380,596
Zimmer Biomet Holdings, Inc.	553	50,439

		3,399,593

Health Care Providers & Services (0.7%)
Cardinal Health, Inc.	681	114,408
Cencora, Inc.	485	145,427
Centene Corp.*	1,403	76,155
Cigna Group (The)	764	252,563
CVS Health Corp.	3,529	243,430
DaVita, Inc.*	128	18,234
Elevance Health, Inc.	648	252,046
HCA Healthcare, Inc.	501	191,933
Henry Schein, Inc.*	349	25,495
Humana, Inc.	337	82,390
Labcorp Holdings, Inc.	236	61,952
McKesson Corp.	350	256,473
Molina Healthcare, Inc.*	152	45,281
Quest Diagnostics, Inc.	311	55,865
UnitedHealth Group, Inc.	2,556	797,395
Universal Health Services, Inc., Class B	167	30,252

		2,649,299

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	799	94,290
Bio-Techne Corp.	437	22,484
Charles River Laboratories International, Inc.*	143	21,697
Danaher Corp.	1,796	354,782
IQVIA Holdings, Inc.*	459	72,334
Mettler-Toledo International, Inc.*	59	69,308
Revvity, Inc.	338	32,691
Thermo Fisher Scientific, Inc.	1,070	433,842
Waters Corp.*	166	57,941
West Pharmaceutical Services, Inc.	201	43,979

		1,203,348

Pharmaceuticals (1.1%)
Bristol-Myers Squibb Co.	5,695	263,622
Eli Lilly & Co.	2,208	1,721,202
Johnson & Johnson	6,746	1,030,452
Merck & Co., Inc.	7,081	560,532
Pfizer, Inc.	15,905	385,537
Viatris, Inc.	3,315	29,603
Zoetis, Inc.	1,259	196,341

		4,187,289

Total Health Care		13,748,515

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (3.2%)
Aerospace & Defense (0.8%)
Axon Enterprise, Inc.*	209	$173,039
Boeing Co. (The)*	2,105	441,061
GE Aerospace	3,010	774,744
General Dynamics Corp.	710	207,079
Howmet Aerospace, Inc.	1,134	211,071
Huntington Ingalls Industries, Inc.	108	26,078
L3Harris Technologies, Inc.	527	132,193
Lockheed Martin Corp.	589	272,789
Northrop Grumman Corp.	382	190,992
RTX Corp.	3,738	545,823
Textron, Inc.	521	41,831
TransDigm Group, Inc.	157	238,741

		3,255,441

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	328	31,472
Expeditors International of Washington, Inc.	395	45,129
FedEx Corp.	617	140,250
United Parcel Service, Inc., Class B	2,040	205,917

		422,768

Building Products (0.2%)
A.O. Smith Corp.	338	22,163
Allegion plc	242	34,877
Builders FirstSource, Inc.*	324	37,808
Carrier Global Corp.	2,258	165,263
Johnson Controls International plc	1,844	194,763
Lennox International, Inc.	89	51,018
Masco Corp.	600	38,616
Trane Technologies plc	627	274,256

		818,764

Commercial Services & Supplies (0.2%)
Cintas Corp.	962	214,401
Copart, Inc.*	2,447	120,074
Republic Services, Inc.	567	139,828
Rollins, Inc.	786	44,346
Veralto Corp.	687	69,353
Waste Management, Inc.	1,020	233,396

		821,398

Construction & Engineering (0.0%)†
Quanta Services, Inc.	415	156,903

Electrical Equipment (0.3%)
AMETEK, Inc.	646	116,900
Eaton Corp. plc	1,104	394,117
Emerson Electric Co.	1,584	211,195
GE Vernova, Inc.	774	409,562
Generac Holdings, Inc.*	170	24,346
Hubbell, Inc., Class B	150	61,261
Rockwell Automation, Inc.	315	104,634

		1,322,015

Ground Transportation (0.4%)
CSX Corp.	5,389	175,843
JB Hunt Transport Services, Inc.	221	31,736
Norfolk Southern Corp.	636	162,797
Old Dominion Freight Line, Inc.	524	85,045
Uber Technologies, Inc.*	5,862	546,925
Union Pacific Corp.	1,693	389,525

		1,391,871

Industrial Conglomerates (0.2%)
3M Co.	1,527	232,470
Honeywell International, Inc.	1,817	423,143

		655,613

Machinery (0.6%)
Caterpillar, Inc.	1,322	513,214
Cummins, Inc.	383	125,433
Deere & Co.	712	362,045
Dover Corp.	384	70,360
Fortive Corp.	942	49,107
IDEX Corp.	212	37,221
Illinois Tool Works, Inc.	747	184,696
Ingersoll Rand, Inc.	1,128	93,827
Nordson Corp.	152	32,584
Otis Worldwide Corp.	1,113	110,209
PACCAR, Inc.	1,457	138,502
Parker-Hannifin Corp.	359	250,751
Pentair plc	464	47,634
Snap-on, Inc.	147	45,743
Stanley Black & Decker, Inc.	429	29,065
Westinghouse Air Brake Technologies Corp.	478	100,069
Xylem, Inc.	678	87,706

		2,278,166

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	1,782	87,639
Southwest Airlines Co.	1,674	54,304
United Airlines Holdings, Inc.*	920	73,260

		215,203

Professional Services (0.2%)
Automatic Data Processing, Inc.	1,138	350,959
Broadridge Financial Solutions, Inc.	324	78,742
Dayforce, Inc.*	442	24,482
Equifax, Inc.	346	89,742
Jacobs Solutions, Inc.	348	45,745
Leidos Holdings, Inc.	371	58,529
Paychex, Inc.	896	130,332
Paycom Software, Inc.	135	31,239
Verisk Analytics, Inc.	393	122,420

		932,190

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,202	134,484
United Rentals, Inc.	182	137,119
W.W. Grainger, Inc.	123	127,949

		399,552

Total Industrials		12,669,884

Information Technology (12.5%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	2,886	295,267
Cisco Systems, Inc.	11,156	774,003
F5, Inc.*	162	47,680
Juniper Networks, Inc.	909	36,296
Motorola Solutions, Inc.	467	196,355

		1,349,601

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	3,397	$335,454
CDW Corp.	371	66,257
Corning, Inc.	2,156	113,384
Jabil, Inc.	301	65,648
Keysight Technologies, Inc.*	482	78,981
Ralliant Corp.*	314	15,226
TE Connectivity plc	832	140,333
Teledyne Technologies, Inc.*	130	66,600
Trimble, Inc.*	683	51,894
Zebra Technologies Corp., Class A*	143	44,096

		977,873

IT Services (0.4%)
Accenture plc, Class A	1,753	523,954
Akamai Technologies, Inc.(x)*	426	33,978
Cognizant Technology Solutions Corp., Class A	1,378	107,525
EPAM Systems, Inc.*	158	27,937
Gartner, Inc.*	214	86,503
GoDaddy, Inc., Class A*	394	70,944
International Business Machines Corp.	2,611	769,671
VeriSign, Inc.	225	64,980

		1,685,492

Semiconductors & Semiconductor Equipment (4.8%)
Advanced Micro Devices, Inc.*	4,538	643,942
Analog Devices, Inc.	1,387	330,134
Applied Materials, Inc.	2,282	417,766
Broadcom, Inc.	13,211	3,641,612
Enphase Energy, Inc.*	381	15,107
First Solar, Inc.*	305	50,490
Intel Corp.	12,152	272,205
KLA Corp.	371	332,319
Lam Research Corp.	3,596	350,034
Microchip Technology, Inc.	1,491	104,922
Micron Technology, Inc.	3,128	385,526
Monolithic Power Systems, Inc.	133	97,273
NVIDIA Corp.	68,513	10,824,369
NXP Semiconductors NV	708	154,691
ON Semiconductor Corp.*	1,191	62,420
QUALCOMM, Inc.	3,095	492,910
Skyworks Solutions, Inc.	448	33,385
Teradyne, Inc.	452	40,644
Texas Instruments, Inc.	2,552	529,846

		18,779,595

Software (4.3%)
Adobe, Inc.*	1,204	465,803
ANSYS, Inc.*	244	85,698
Autodesk, Inc.*	598	185,123
Cadence Design Systems, Inc.*	766	236,043
Crowdstrike Holdings, Inc., Class A*	701	357,026
Fair Isaac Corp.*	68	124,301
Fortinet, Inc.*	1,773	187,442
Gen Digital, Inc.	1,506	44,276
Intuit, Inc.	785	618,289
Microsoft Corp.	20,880	10,385,921
Oracle Corp.	4,570	999,139
Palantir Technologies, Inc., Class A*	5,968	813,558
Palo Alto Networks, Inc.*	1,855	379,607
PTC, Inc.*	335	57,734
Roper Technologies, Inc.	299	169,485
Salesforce, Inc.	2,700	736,263
ServiceNow, Inc.*	582	598,343
Synopsys, Inc.*	432	221,478
Tyler Technologies, Inc.*	121	71,734
Workday, Inc., Class A*	601	144,240

		16,881,503

Technology Hardware, Storage & Peripherals (2.3%)
Apple, Inc.	41,955	8,607,907
Dell Technologies, Inc., Class C	877	107,520
Hewlett Packard Enterprise Co.	3,636	74,356
HP, Inc.	2,607	63,767
NetApp, Inc.	577	61,480
Seagate Technology Holdings plc	584	84,289
Super Micro Computer, Inc. (x)*	1,400	68,614
Western Digital Corp.	975	62,390

		9,130,323

Total Information Technology		48,804,387

Materials (0.7%)
Chemicals (0.5%)
Air Products and Chemicals, Inc.	625	176,287
Albemarle Corp. (x)	327	20,493
CF Industries Holdings, Inc.	484	44,528
Corteva, Inc.	1,924	143,396
Dow, Inc.	1,962	51,954
DuPont de Nemours, Inc.	1,169	80,182
Eastman Chemical Co.	329	24,563
Ecolab, Inc.	704	189,686
International Flavors & Fragrances, Inc.	714	52,515
Linde plc	1,336	626,824
LyondellBasell Industries NV, Class A	721	41,717
Mosaic Co. (The)	899	32,796
PPG Industries, Inc.	646	73,482
Sherwin-Williams Co. (The)	651	223,527

		1,781,950

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	170	93,323
Vulcan Materials Co.	370	96,503

		189,826

Containers & Packaging (0.1%)
Amcor plc	6,423	59,027
Avery Dennison Corp.	225	39,481
Ball Corp.	830	46,555
International Paper Co.	1,473	68,980
Packaging Corp. of America	248	46,736
Smurfit WestRock plc	1,371	59,159

		319,938

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	4,044	175,308
Newmont Corp.	3,189	185,791
Nucor Corp.	660	85,496
Steel Dynamics, Inc.	399	51,076

		497,671

Total Materials		2,789,385

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate (0.8%)
Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	433	$31,449
Healthpeak Properties, Inc. (REIT)	1,968	34,460
Ventas, Inc. (REIT)	1,219	76,980
Welltower, Inc. (REIT)	1,742	267,797

		410,686

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	1,972	30,290

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	2,587	271,946

Office REITs (0.0%)†
BXP, Inc. (REIT)	404	27,258

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	821	115,038
CoStar Group, Inc.*	1,182	95,033

		210,071

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	397	80,789
Camden Property Trust (REIT)	296	33,356
Equity Residential (REIT)	948	63,981
Essex Property Trust, Inc. (REIT)	179	50,729
Invitation Homes, Inc. (REIT)	1,584	51,955
Mid-America Apartment Communities, Inc. (REIT)	325	48,103
UDR, Inc. (REIT)	847	34,583

		363,496

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	209	19,853
Kimco Realty Corp. (REIT)	1,867	39,244
Realty Income Corp. (REIT)	2,530	145,753
Regency Centers Corp. (REIT)	460	32,766
Simon Property Group, Inc. (REIT)	863	138,736

		376,352

Specialized REITs (0.3%)
American Tower Corp. (REIT)	1,306	288,652
Crown Castle, Inc. (REIT)	1,208	124,098
Digital Realty Trust, Inc. (REIT)	891	155,328
Equinix, Inc. (REIT)	273	217,163
Extra Space Storage, Inc. (REIT)	592	87,284
Iron Mountain, Inc. (REIT)	815	83,595
Public Storage (REIT)	438	128,518
SBA Communications Corp. (REIT)	301	70,687
VICI Properties, Inc. (REIT), Class A	2,918	95,127
Weyerhaeuser Co. (REIT)	2,039	52,382

		1,302,834

Total Real Estate		2,992,933

Utilities (0.9%)
Electric Utilities (0.6%)
Alliant Energy Corp.	717	43,357
American Electric Power Co., Inc.	1,485	154,084
Constellation Energy Corp.	877	283,060
Duke Energy Corp.	2,172	256,296
Edison International	1,076	55,522
Entergy Corp.	1,257	104,482
Evergy, Inc.	640	44,115
Eversource Energy	1,030	65,529
Exelon Corp.	2,797	121,446
FirstEnergy Corp.	1,433	57,692
NextEra Energy, Inc.	5,752	399,304
NRG Energy, Inc.	563	90,406
PG&E Corp.	6,103	85,076
Pinnacle West Capital Corp.	317	28,362
PPL Corp.	2,063	69,915
Southern Co. (The)	3,058	280,816
Xcel Energy, Inc.	1,594	108,551

		2,248,013

Gas Utilities (0.0%)†
Atmos Energy Corp.	448	69,041

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	1,988	20,914
Vistra Corp.	946	183,344

		204,258

Multi-Utilities (0.2%)
Ameren Corp.	746	71,646
CenterPoint Energy, Inc.	1,848	67,895
CMS Energy Corp.	835	57,849
Consolidated Edison, Inc.	1,016	101,956
Dominion Energy, Inc.	2,344	132,483
DTE Energy Co.	579	76,694
NiSource, Inc.	1,304	52,603
Public Service Enterprise Group, Inc.	1,393	117,263
Sempra	1,827	138,432
WEC Energy Group, Inc.	883	92,009

		908,830

Water Utilities (0.0%)†
American Water Works Co., Inc.	545	75,815

Total Utilities		3,505,957

Total Common Stocks (37.7%) (Cost $89,206,273)		147,477,253

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (37.8%)
Communication Services (2.7%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc. 2.250%, 2/1/32	$402,000	345,694
4.500%, 5/15/35	861,000	818,673
British Telecommunications plc 9.625%, 12/15/30 (e)	175,000	214,974
Deutsche Telekom International Finance BV 8.750%, 6/15/30 (e)	300,000	353,536
Orange SA 9.000%, 3/1/31 (e)	297,000	360,153
Sprint Capital Corp. 8.750%, 3/15/32	200,000	242,518
Verizon Communications, Inc. 2.550%, 3/21/31	437,000	391,502
2.355%, 3/15/32	550,000	473,803
4.500%, 8/10/33	409,000	396,704

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
6.400%, 9/15/33	$298,000	$324,851
5.250%, 4/2/35	146,000	146,645

		4,069,053

Entertainment (0.3%)
Netflix, Inc. 4.900%, 8/15/34 (x)	600,000	611,407
Walt Disney Co. (The) 2.650%, 1/13/31	400,000	367,951

		979,358

Interactive Media & Services (0.3%)
Alphabet, Inc. 4.500%, 5/15/35	378,000	371,821
Meta Platforms, Inc. 3.850%, 8/15/32	500,000	479,655
4.750%, 8/15/34	214,000	214,482

		1,065,958

Media (0.6%)
Charter Communications Operating LLC 2.800%, 4/1/31	375,000	333,979
6.550%, 6/1/34	273,000	290,933
Comcast Corp. 4.250%, 10/15/30(x)	200,000	198,417
4.200%, 8/15/34	1,045,000	986,211
Paramount Global 7.875%, 7/30/30	100,000	110,760
4.950%, 1/15/31	250,000	242,439

		2,162,739

Wireless Telecommunication Services (0.5%)
T-Mobile USA, Inc. 2.550%, 2/15/31	970,000	867,889
3.500%, 4/15/31	361,000	338,737
5.150%, 4/15/34	276,000	279,060
4.700%, 1/15/35	619,000	598,924

		2,084,610

Total Communication Services		10,361,718

Consumer Discretionary (1.5%)
Automobiles (0.1%)
General Motors Co. 5.600%, 10/15/32	500,000	506,738

Broadline Retail (0.4%)
Amazon.com, Inc. 3.600%, 4/13/32	296,000	282,496
4.800%, 12/5/34 (x)	1,001,000	1,021,452
eBay, Inc. 2.600%, 5/10/31	420,000	376,234

		1,680,182

Hotels, Restaurants & Leisure (0.3%)
Marriott International, Inc.
Series FF 4.625%, 6/15/30	334,000	334,462
McDonald’s Corp. 3.600%, 7/1/30 (x)	200,000	193,394
4.950%, 3/3/35	148,000	147,720
Starbucks Corp. 2.550%, 11/15/30	250,000	226,377

		901,953

Specialty Retail (0.7%)
AutoZone, Inc. 5.400%, 7/15/34	302,000	308,921
Home Depot, Inc. (The) 4.850%, 6/25/31	355,000	363,603
3.250%, 4/15/32	270,000	249,774
4.950%, 6/25/34	606,000	612,367
Lowe’s Cos., Inc. 1.700%, 10/15/30	175,000	152,145
2.625%, 4/1/31	390,000	351,051
3.750%, 4/1/32	300,000	282,434
5.150%, 7/1/33	321,000	327,111

		2,647,406

Total Consumer Discretionary		5,736,279

Consumer Staples (2.6%)
Beverages (0.7%)
Anheuser-Busch InBev Worldwide, Inc. 4.900%, 1/23/31	140,000	143,674
Coca-Cola Co. (The) 1.375%, 3/15/31	320,000	274,080
2.250%, 1/5/32	333,000	294,168
5.000%, 5/13/34	365,000	375,183
Constellation Brands, Inc. 2.250%, 8/1/31	250,000	216,682
Diageo Capital plc 5.625%, 10/5/33	312,000	327,379
Keurig Dr Pepper, Inc. 2.250%, 3/15/31	200,000	176,438
PepsiCo, Inc. 3.900%, 7/18/32	400,000	386,010
4.800%, 7/17/34	371,000	372,754

		2,566,368

Consumer Staples Distribution & Retail (0.7%)
Dollar General Corp. 5.450%, 7/5/33	233,000	237,826
Kroger Co. (The) 5.000%, 9/15/34	671,000	664,407
Target Corp. 4.500%, 9/15/32	500,000	497,113
Walmart, Inc. 1.800%, 9/22/31	1,322,000	1,150,279

		2,549,625

Food Products (0.3%)
General Mills, Inc. 5.250%, 1/30/35	202,000	202,478
JBS USA Holding Lux Sarl 5.750%, 4/1/33	146,000	149,801
6.750%, 3/15/34	264,000	288,322
Mondelez International, Inc. 4.750%, 8/28/34	373,000	367,006
Pilgrim’s Pride Corp. 6.250%, 7/1/33(x)	179,000	189,266
Unilever Capital Corp. 5.900%, 11/15/32	100,000	108,865

		1,305,738

Household Products (0.3%)
Kimberly-Clark Corp. 2.000%, 11/2/31	436,000	384,634

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Procter & Gamble Co. (The) 1.200%, 10/29/30	$200,000	$172,559
2.300%, 2/1/32	204,000	182,625
4.550%, 10/24/34	441,000	439,186

		1,179,004

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The) 4.650%, 5/15/33	248,000	243,914
Haleon US Capital LLC 3.625%, 3/24/32	361,000	337,385

		581,299

Tobacco (0.5%)
Altria Group, Inc. 2.450%, 2/4/32	320,000	275,397
5.625%, 2/6/35	294,000	298,779
BAT Capital Corp. 2.726%, 3/25/31	540,000	486,137
Philip Morris International, Inc. 5.750%, 11/17/32	350,000	369,353
5.375%, 2/15/33	426,000	439,420
5.250%, 2/13/34	274,000	279,123

		2,148,209

Total Consumer Staples		10,330,243

Energy (3.1%)
Oil, Gas & Consumable Fuels (3.1%)
BP Capital Markets America, Inc. 1.749%, 8/10/30	155,000	136,042
2.721%, 1/12/32	420,000	373,849
4.812%, 2/13/33	350,000	349,493
5.227%, 11/17/34	145,000	147,267
Burlington Resources LLC 7.200%, 8/15/31	100,000	113,603
Cheniere Energy Partners LP 4.000%, 3/1/31	440,000	418,163
Chevron USA, Inc. 4.819%, 4/15/32	361,000	367,347
ConocoPhillips Co. 5.050%, 9/15/33	332,000	337,560
Devon Energy Corp. 7.875%, 9/30/31	165,000	189,670
Diamondback Energy, Inc. 6.250%, 3/15/33	224,000	238,178
Enbridge, Inc. 5.700%, 3/8/33	300,000	310,755
Energy Transfer LP 5.750%, 2/15/33 (x)	326,000	338,087
5.550%, 5/15/34	281,000	283,795
5.600%, 9/1/34	421,000	426,767
5.700%, 4/1/35	437,000	444,199
Enterprise Products Operating LLC 5.350%, 1/31/33	100,000	103,275
4.950%, 2/15/35	274,000	272,709
Series D 6.875%, 3/1/33	100,000	112,393
Exxon Mobil Corp. 2.610%, 10/15/30	325,000	299,742
Hess Corp. 7.300%, 8/15/31	210,000	237,763
Kinder Morgan Energy Partners LP 7.300%, 8/15/33	287,000	321,567
5.800%, 3/15/35	365,000	376,050
Kinder Morgan, Inc. 2.000%, 2/15/31	100,000	87,010
7.750%, 1/15/32	100,000	115,401
5.200%, 6/1/33	200,000	200,325
5.400%, 2/1/34	272,000	275,143
MPLX LP 2.650%, 8/15/30	225,000	202,986
4.950%, 9/1/32	300,000	296,174
5.500%, 6/1/34	408,000	410,595
Occidental Petroleum Corp. 6.125%, 1/1/31	625,000	646,781
5.375%, 1/1/32	267,000	264,901
ONEOK, Inc. 6.350%, 1/15/31	350,000	372,875
6.100%, 11/15/32	100,000	105,580
Phillips 66 Co. 5.300%, 6/30/33	384,000	387,809
Pioneer Natural Resources Co. 2.150%, 1/15/31	298,000	264,379
Sabine Pass Liquefaction LLC 4.500%, 5/15/30	200,000	199,281
Shell Finance US, Inc. 2.750%, 4/6/30	200,000	187,408
Targa Resources Partners LP 4.875%, 2/1/31	400,000	396,201
4.000%, 1/15/32	200,000	185,779
TotalEnergies Capital International SA 2.829%, 1/10/30	205,000	193,942
TransCanada PipeLines Ltd. 4.100%, 4/15/30	180,000	176,070
Valero Energy Corp. 2.800%, 12/1/31	200,000	177,495
7.500%, 4/15/32	50,000	57,135
Williams Cos., Inc. (The) 2.600%, 3/15/31	450,000	402,360
4.650%, 8/15/32	350,000	342,784
5.650%, 3/15/33	100,000	103,662

Total Energy		12,250,350

Financials (13.3%)
Banks (7.2%)
Banco Santander SA 2.749%, 12/3/30	200,000	178,035
2.958%, 3/25/31 (x)	200,000	182,262
6.921%, 8/8/33	400,000	432,821
Bank of America Corp. (SOFR + 1.53%), 1.898%, 7/23/31 (k)	200,000	175,333
(SOFR + 1.32%), 2.687%, 4/22/32 (k)	1,100,000	985,775
(SOFR + 1.21%), 2.572%, 10/20/32 (k)	404,000	355,294
(SOFR + 1.83%), 4.571%, 4/27/33 (k)	1,000,000	983,022
(SOFR + 2.16%), 5.015%, 7/22/33 (k)	504,000	508,249
(SOFR + 1.91%), 5.288%, 4/25/34 (k)	500,000	509,658
(SOFR + 1.84%), 5.872%, 9/15/34 (k)	263,000	276,628
(SOFR + 1.65%), 5.468%, 1/23/35 (k)	396,000	405,591
(SOFR + 1.91%), 5.425%, 8/15/35 (k)	289,000	287,973
(SOFR + 1.31%), 5.511%, 1/24/36 (k)	516,000	530,717
Bank of Nova Scotia (The) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.588%, 5/4/37 (k)	399,000	376,894

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Barclays plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 2.645%, 6/24/31 (k)	$250,000	$225,738
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33 (k)	600,000	678,836
(SOFR + 2.98%), 6.224%, 5/9/34 (k)	200,000	211,417
(SOFR + 2.62%), 6.692%, 9/13/34 (k)	252,000	274,639
(SOFR + 1.59%), 5.785%, 2/25/36 (k)	200,000	203,703
Citibank NA 5.570%, 4/30/34	394,000	409,811
Citigroup, Inc. (SOFR + 1.35%), 3.057%, 1/25/33 (k)	250,000	223,331
(SOFR + 1.94%), 3.785%, 3/17/33 (k)	700,000	653,047
(SOFR + 2.34%), 6.270%, 11/17/33 (k)(x)	300,000	323,118
(SOFR + 2.66%), 6.174%, 5/25/34 (k)	250,000	260,981
(SOFR + 1.45%), 5.449%, 6/11/35 (k)	300,000	305,548
(SOFR + 1.83%), 6.020%, 1/24/36 (k)	1,555,000	1,592,876
HSBC Holdings plc (SOFR + 1.19%), 2.804%, 5/24/32 (k)	1,200,000	1,064,426
(SOFR + 2.87%), 5.402%, 8/11/33 (k)	600,000	615,329
(SOFR + 2.39%), 6.254%, 3/9/34 (k)	200,000	213,541
(SOFR + 3.02%), 7.399%, 11/13/34 (k)	249,000	277,824
JPMorgan Chase & Co. (CME Term SOFR 3 Month + 2.52%), 2.956%, 5/13/31 (k)	312,000	287,793
(SOFR + 1.07%), 1.953%, 2/4/32 (k)	518,000	447,438
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32 (k)	800,000	713,402
(SOFR + 1.80%), 4.586%, 4/26/33 (k)	351,000	345,784
(SOFR + 1.81%), 6.254%, 10/23/34 (k)	315,000	340,947
(SOFR + 1.62%), 5.336%, 1/23/35 (k)	553,000	565,232
(SOFR + 1.49%), 5.766%, 4/22/35 (k)	650,000	682,542
(SOFR + 1.46%), 5.294%, 7/22/35 (k)	784,000	797,972
KeyBank NA 5.000%, 1/26/33	300,000	294,912
Lloyds Banking Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 4.976%, 8/11/33 (k)	200,000	198,361
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.679%, 1/5/35 (k)	261,000	267,041
Mitsubishi UFJ Financial Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.852%, 1/19/33 (k)	200,000	176,730
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.133%, 7/20/33 (k)	400,000	404,599
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.27%), 5.615%, 4/24/36 (k)	434,000	445,734
Mizuho Financial Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.748%, 7/6/34 (k)	500,000	519,959
NatWest Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.778%, 3/1/35 (k)	388,000	401,423
PNC Financial Services Group, Inc. (The) (SOFR + 1.26%), 4.812%, 10/21/32 (k)	301,000	300,514
(United States SOFR Compounded Index + 2.14%), 6.037%, 10/28/33(k)	200,000	212,283
(SOFR + 1.93%), 5.068%, 1/24/34 (k)	300,000	300,988
(SOFR + 2.28%), 6.875%, 10/20/34 (k)	367,000	410,276
(SOFR + 1.39%), 5.575%, 1/29/36 (k)	291,000	299,432
Royal Bank of Canada 5.000%, 2/1/33	250,000	253,264
5.150%, 2/1/34	425,000	433,189
Sumitomo Mitsui Financial Group, Inc. 2.130%, 7/8/30 (x)	200,000	178,457
5.424%, 7/9/31	414,000	429,539
5.766%, 1/13/33	200,000	209,847
Toronto-Dominion Bank (The) 3.200%, 3/10/32	372,000	337,558
Truist Financial Corp. (SOFR + 2.24%), 4.916%, 7/28/33 (k)	350,000	340,242
(SOFR + 2.36%), 5.867%, 6/8/34 (k)	300,000	312,164
US Bancorp 1.375%, 7/22/30	200,000	172,508
(SOFR + 2.11%), 4.967%, 7/22/33 (k)	350,000	345,715
(SOFR + 2.09%), 5.850%, 10/21/33 (k)	150,000	157,594
(SOFR + 1.60%), 4.839%, 2/1/34 (k)	200,000	197,124
(SOFR + 2.26%), 5.836%, 6/12/34 (k)	200,000	209,985
(SOFR + 1.86%), 5.678%, 1/23/35 (k)(x)	193,000	200,191
Wells Fargo & Co. (SOFR + 2.10%), 4.897%, 7/25/33 (k)	902,000	898,678
(SOFR + 1.99%), 5.557%, 7/25/34 (k)	458,000	471,848
(SOFR + 2.06%), 6.491%, 10/23/34 (k)	375,000	409,071
(SOFR + 1.78%), 5.499%, 1/23/35 (k)	269,000	275,803
Westpac Banking Corp. 2.650%, 1/16/30 (x)	200,000	187,206
2.150%, 6/3/31	150,000	132,989

		28,288,751

Capital Markets (3.2%)
Bank of New York Mellon Corp. (The) 1.800%, 7/28/31	250,000	215,727
(United States SOFR Compounded Index + 2.07%), 5.834%, 10/25/33 (k)	200,000	212,086
Series J (SOFR + 1.61%), 4.967%, 4/26/34 (k)	200,000	200,539
Blackrock, Inc. 1.900%, 1/28/31	173,000	151,644
4.750%, 5/25/33	200,000	201,827
Blue Owl Credit Income Corp. 6.650%, 3/15/31	356,000	365,543
Brookfield Capital Finance LLC 6.087%, 6/14/33	200,000	212,269
Charles Schwab Corp. (The) (SOFR + 2.50%), 5.853%, 5/19/34 (k)	406,000	429,812
(SOFR + 2.01%), 6.136%, 8/24/34 (k)	381,000	410,874

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG (SOFR + 3.04%), 3.547%, 9/18/31 (k)(x)	$500,000	$467,198
Goldman Sachs Group, Inc. (The) (SOFR + 1.28%), 2.615%, 4/22/32 (k)	200,000	177,678
(SOFR + 1.25%), 2.383%, 7/21/32 (k)	650,000	567,354
(SOFR + 1.26%), 2.650%, 10/21/32 (k)	403,000	355,281
(SOFR + 1.41%), 3.102%, 2/24/33 (k)	678,000	608,167
(SOFR + 1.55%), 5.330%, 7/23/35 (k)	716,000	722,425
(SOFR + 1.42%), 5.016%, 10/23/35 (k)	608,000	599,535
Intercontinental Exchange, Inc. 4.600%, 3/15/33	300,000	298,521
Jefferies Financial Group, Inc. 6.200%, 4/14/34	322,000	335,413
Morgan Stanley (SOFR + 1.14%), 2.699%, 1/22/31 (k)	600,000	552,317
(SOFR + 1.18%), 2.239%, 7/21/32 (k)	1,599,000	1,382,516
(SOFR + 2.56%), 6.342%, 10/18/33 (k)	500,000	542,383
(SOFR + 1.87%), 5.250%, 4/21/34 (k)	250,000	254,052
(SOFR + 1.58%), 5.831%, 4/19/35 (k)	1,291,000	1,352,307
Nasdaq, Inc. 5.550%, 2/15/34	383,000	398,487
Nomura Holdings, Inc. 5.783%, 7/3/34	365,000	375,747
S&P Global, Inc. 2.900%, 3/1/32	450,000	408,327
State Street Corp. (SOFR + 1.05%), 4.675%, 10/22/32 (k)(x)	377,000	376,454
(SOFR + 1.73%), 4.164%, 8/4/33 (k)	200,000	191,684

		12,366,167

Consumer Finance (1.8%)
AerCap Ireland Capital DAC 3.300%, 1/30/32	500,000	452,529
4.950%, 9/10/34	380,000	370,829
Ally Financial, Inc. 8.000%, 11/1/31	195,000	221,399
American Express Co. (SOFR + 2.26%), 4.989%, 5/26/33 (k)	416,000	415,921
(SOFR + 1.42%), 5.284%, 7/26/35 (k)	209,000	211,390
American Honda Finance Corp. 5.050%, 7/10/31	257,000	260,163
Capital One Financial Corp. (SOFR + 3.07%), 7.624%, 10/30/31 (k)	248,000	280,002
(SOFR + 2.37%), 5.268%, 5/10/33 (k)(x)	488,000	492,306
(SOFR + 2.86%), 6.377%, 6/8/34 (k)	200,000	212,287
Ford Motor Credit Co. LLC 4.000%, 11/13/30	312,000	284,216
6.050%, 3/5/31	750,000	747,435
7.122%, 11/7/33	256,000	265,078
6.125%, 3/8/34	401,000	389,531
General Motors Financial Co., Inc. 3.600%, 6/21/30	400,000	373,234
5.750%, 2/8/31	400,000	410,074
5.950%, 4/4/34	339,000	343,277
John Deere Capital Corp. 1.450%, 1/15/31 (x)	360,000	310,358
5.100%, 4/11/34	400,000	408,082
Toyota Motor Credit Corp. 5.550%, 11/20/30	342,000	359,274
5.350%, 1/9/35	437,000	448,004

		7,255,389

Financial Services (0.5%)
Fiserv, Inc. 5.450%, 3/15/34	429,000	437,898
Mastercard, Inc. 2.000%, 11/18/31	443,000	384,728
4.850%, 3/9/33	194,000	197,370
4.550%, 1/15/35	304,000	298,734
PayPal Holdings, Inc. 4.400%, 6/1/32	296,000	291,740
Visa, Inc. 1.100%, 2/15/31	363,000	307,763

		1,918,233

Insurance (0.6%)
Aon Corp. 5.350%, 2/28/33	358,000	368,710
Athene Holding Ltd. 5.875%, 1/15/34	249,000	257,770
Chubb INA Holdings LLC 1.375%, 9/15/30	335,000	291,413
5.000%, 3/15/34 (x)	287,000	290,859
MetLife, Inc. 5.300%, 12/15/34	363,000	372,204
Progressive Corp. (The) 3.200%, 3/26/30	196,000	186,775
Prudential Financial, Inc. 5.750%, 7/15/33	208,000	221,846
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.000%, 9/1/52 (k)	301,000	304,212

		2,293,789

Total Financials		52,122,329

Health Care (4.2%)
Biotechnology (0.6%)
AbbVie, Inc. 4.550%, 3/15/35	1,004,000	973,728
5.200%, 3/15/35	430,000	437,710
Amgen, Inc. 2.000%, 1/15/32	362,000	308,366
5.250%, 3/2/33	600,000	613,554
Gilead Sciences, Inc. 5.250%, 10/15/33	125,000	129,100

		2,462,458

Health Care Equipment & Supplies (0.2%)
Baxter International, Inc. 2.539%, 2/1/32 (x)	280,000	243,694
Becton Dickinson & Co. 1.957%, 2/11/31	50,000	43,388
5.110%, 2/8/34	354,000	354,128
GE HealthCare Technologies, Inc. 5.905%, 11/22/32	275,000	292,270

		933,480

Health Care Providers & Services (1.7%)
Centene Corp. 2.500%, 3/1/31	286,000	245,826

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Cigna Group (The) 5.400%, 3/15/33 (x)	$250,000	$257,817
5.250%, 2/15/34	360,000	365,257
CVS Health Corp. 1.875%, 2/28/31	453,000	387,156
5.250%, 2/21/33 (x)	293,000	294,350
5.700%, 6/1/34	273,000	280,352
Elevance Health, Inc. 2.550%, 3/15/31	200,000	179,493
HCA, Inc. 3.500%, 9/1/30	530,000	500,122
3.625%, 3/15/32	300,000	275,921
5.600%, 4/1/34	436,000	445,323
Humana, Inc. 5.375%, 4/15/31	367,000	373,717
5.875%, 3/1/33	200,000	205,958
Laboratory Corp. of America Holdings 4.800%, 10/1/34	675,000	659,482
Quest Diagnostics, Inc. 6.400%, 11/30/33	269,000	294,485
UnitedHealth Group, Inc. 4.900%, 4/15/31 (x)	221,000	224,124
2.300%, 5/15/31	375,000	330,654
4.200%, 5/15/32	400,000	386,436
5.350%, 2/15/33	250,000	256,984
4.500%, 4/15/33	125,000	121,377
5.000%, 4/15/34	346,000	345,147

		6,429,981

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc. 2.300%, 3/12/31	155,000	136,893
Thermo Fisher Scientific, Inc. 5.086%, 8/10/33	350,000	357,546

		494,439

Pharmaceuticals (1.6%)
Astrazeneca Finance LLC 4.875%, 3/3/33	435,000	442,335
AstraZeneca plc 1.375%, 8/6/30	375,000	325,234
Bristol-Myers Squibb Co. 5.750%, 2/1/31	341,000	363,113
2.950%, 3/15/32	1,013,000	917,232
Eli Lilly & Co. 5.100%, 2/12/35	1,385,000	1,411,547
Johnson & Johnson 1.300%, 9/1/30	150,000	130,479
4.850%, 3/1/32	787,000	808,425
Merck & Co., Inc. 2.150%, 12/10/31	520,000	452,792
Pfizer Investment Enterprises Pte. Ltd. 4.750%, 5/19/33	550,000	548,399
Pfizer, Inc. 1.750%, 8/18/31	378,000	326,121
Takeda Pharmaceutical Co. Ltd. 5.300%, 7/5/34	365,000	370,744

		6,096,421

Total Health Care		16,416,779

Industrials (2.3%)
Aerospace & Defense (0.8%)
Boeing Co. (The) 3.250%, 2/1/35	1,501,000	1,258,323
General Electric Co. 6.750%, 3/15/32 (x)	160,000	180,586
L3Harris Technologies, Inc. 5.400%, 7/31/33	329,000	337,955
Lockheed Martin Corp. 4.700%, 12/15/31	173,000	175,145
5.250%, 1/15/33	281,000	290,746
Northrop Grumman Corp. 4.700%, 3/15/33	300,000	298,945
RTX Corp. 2.250%, 7/1/30	350,000	315,791
1.900%, 9/1/31	100,000	85,536
5.150%, 2/27/33	150,000	153,201

		3,096,228

Air Freight & Logistics (0.1%)
FedEx Corp. 2.400%, 5/15/31	250,000	221,115
United Parcel Service, Inc. 4.450%, 4/1/30	200,000	202,176

		423,291

Building Products (0.1%)
Carrier Global Corp. 2.700%, 2/15/31	417,000	378,863

Commercial Services & Supplies (0.2%)
Republic Services, Inc. 2.300%, 3/1/30	225,000	205,925
Waste Management, Inc. 4.150%, 4/15/32	525,000	513,002

		718,927

Ground Transportation (0.4%)
Canadian Pacific Railway Co. 2.450%, 12/2/31	225,000	197,200
CSX Corp. 4.100%, 11/15/32	225,000	217,558
Norfolk Southern Corp. 3.000%, 3/15/32	280,000	252,670
Uber Technologies, Inc. 4.800%, 9/15/34	296,000	290,416
Union Pacific Corp. 2.375%, 5/20/31	220,000	197,304
2.800%, 2/14/32	400,000	360,706

		1,515,854

Industrial Conglomerates (0.3%)
3M Co. 5.150%, 3/15/35	500,000	501,865
Honeywell International, Inc. 1.750%, 9/1/31	447,000	381,171
5.000%, 2/15/33	225,000	227,453

		1,110,489

Machinery (0.3%)
Cummins, Inc. 5.150%, 2/20/34	257,000	260,716
Deere & Co. 5.450%, 1/16/35	449,000	467,813

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Ingersoll Rand, Inc. 5.700%, 8/14/33	$320,000	$334,462

		1,062,991

Trading Companies & Distributors (0.1%)
Air Lease Corp. 2.875%, 1/15/32	284,000	252,533
GATX Corp. 4.000%, 6/30/30	417,000	405,480

		658,013

Total Industrials		8,964,656

Information Technology (2.7%)
Communications Equipment (0.4%)
Cisco Systems, Inc. 5.100%, 2/24/35	1,009,000	1,030,694
Motorola Solutions, Inc. 5.400%, 4/15/34	336,000	341,643

		1,372,337

IT Services (0.2%)
IBM International Capital Pte. Ltd. 4.900%, 2/5/34	595,000	592,727
International Business Machines Corp. 5.000%, 2/10/32	289,000	293,919

		886,646

Semiconductors & Semiconductor Equipment (1.0%)
Broadcom, Inc. 4.150%, 11/15/30	200,000	196,384
2.450%, 2/15/31§	500,000	446,890
4.300%, 11/15/32	150,000	145,346
3.419%, 4/15/33§	400,000	361,907
3.469%, 4/15/34§	582,000	519,066
4.800%, 10/15/34	389,000	383,547
Intel Corp. 4.150%, 8/5/32	200,000	189,324
5.200%, 2/10/33 (x)	500,000	503,519
Micron Technology, Inc. 5.875%, 2/9/33	329,000	342,350
NVIDIA Corp. 2.000%, 6/15/31	430,000	381,223
QUALCOMM, Inc. 1.650%, 5/20/32	360,000	298,980
Texas Instruments, Inc. 4.900%, 3/14/33	198,000	202,411

		3,970,947

Software (0.7%)
Intuit, Inc. 5.200%, 9/15/33	329,000	340,382
Oracle Corp. 2.875%, 3/25/31	300,000	272,596
6.250%, 11/9/32	675,000	729,372
4.700%, 9/27/34	643,000	623,229
Roper Technologies, Inc. 1.750%, 2/15/31	200,000	171,392
Salesforce, Inc. 1.950%, 7/15/31	313,000	274,210
Workday, Inc. 3.800%, 4/1/32	422,000	395,493

		2,806,674

Technology Hardware, Storage & Peripherals (0.4%)
Apple, Inc. 1.250%, 8/20/30	50,000	43,346
1.650%, 2/8/31	250,000	218,096
4.750%, 5/12/35	519,000	522,021
Dell International LLC 5.400%, 4/15/34	328,000	333,962
Hewlett Packard Enterprise Co. 4.850%, 10/15/31	368,000	365,470

		1,482,895

Total Information Technology		10,519,499

Materials (0.6%)
Chemicals (0.3%)
Air Products and Chemicals, Inc. 4.800%, 3/3/33	657,000	661,723
Dow Chemical Co. (The) 2.100%, 11/15/30 (x)	200,000	175,891
4.250%, 10/1/34	239,000	219,275

		1,056,889

Metals & Mining (0.3%)
ArcelorMittal SA 6.800%, 11/29/32 (x)	317,000	347,921
BHP Billiton Finance USA Ltd. 5.250%, 9/8/33	329,000	336,403
Freeport-McMoRan, Inc. 4.625%, 8/1/30	270,000	267,850
Newmont Corp. 2.250%, 10/1/30	289,000	260,373

		1,212,547

Total Materials		2,269,436

Real Estate (1.7%)
Diversified REITs (0.3%)
Equinix Europe 2 Financing Corp. LLC (REIT) 5.500%, 6/15/34	356,000	363,865
Simon Property Group LP (REIT) 2.200%, 2/1/31	412,000	364,688
VICI Properties LP (REIT) 5.125%, 5/15/32	279,000	277,286

		1,005,839

Health Care REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT) 3.375%, 8/15/31	200,000	184,707
Welltower OP LLC (REIT) 2.800%, 6/1/31	400,000	363,026

		547,733

Hotel & Resort REITs (0.2%)
Host Hotels & Resorts LP (REIT) 5.700%, 7/1/34	600,000	602,742

Industrial REITs (0.2%)
Prologis LP (REIT) 2.250%, 4/15/30	400,000	363,345
5.125%, 1/15/34	358,000	362,131

		725,476

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Office REITs (0.2%)
Boston Properties LP (REIT) 3.250%, 1/30/31	$461,000	$422,079
6.500%, 1/15/34	267,000	285,620

		707,699

Residential REITs (0.0%)†
AvalonBay Communities, Inc. (REIT) 2.050%, 1/15/32	110,000	94,685

Retail REITs (0.1%)
Realty Income Corp. (REIT) 3.250%, 1/15/31	250,000	233,868
5.625%, 10/13/32	200,000	209,153

		443,021

Specialized REITs (0.6%)
American Tower Corp. (REIT) 4.050%, 3/15/32	379,000	361,923
5.400%, 1/31/35	267,000	272,800
Crown Castle, Inc. (REIT) 2.250%, 1/15/31	250,000	217,180
2.100%, 4/1/31	260,000	222,689
5.800%, 3/1/34	198,000	205,001
Equinix, Inc. (REIT) 2.500%, 5/15/31	344,000	303,908
3.900%, 4/15/32	150,000	141,899
Extra Space Storage LP (REIT) 2.350%, 3/15/32	368,000	311,702
Public Storage Operating Co. (REIT) 5.100%, 8/1/33	230,000	236,216
Weyerhaeuser Co. (REIT) 7.375%, 3/15/32	206,000	232,552

		2,505,870

Total Real Estate		6,633,065

Utilities (3.1%)
Electric Utilities (2.4%)
American Electric Power Co., Inc. 5.625%, 3/1/33	300,000	311,232
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.950%, 12/15/54 (k)	160,000	166,400
Appalachian Power Co.
Series AA 2.700%, 4/1/31	200,000	179,647
CenterPoint Energy Houston Electric LLC 5.150%, 3/1/34	260,000	262,727
DTE Electric Co. 5.200%, 3/1/34	271,000	276,285
5.250%, 5/15/35	441,000	448,596
Duke Energy Corp. 2.550%, 6/15/31	400,000	355,731
4.500%, 8/15/32	980,000	954,186
5.450%, 6/15/34	242,000	247,662
Entergy Corp. 2.800%, 6/15/30	540,000	497,085
Eversource Energy
Series R 1.650%, 8/15/30	400,000	346,819
Exelon Corp. 3.350%, 3/15/32	250,000	229,494
5.300%, 3/15/33	292,000	298,776
Georgia Power Co. 4.700%, 5/15/32	400,000	399,421
NextEra Energy Capital Holdings, Inc. 5.050%, 2/28/33	200,000	201,443
5.250%, 3/15/34	720,000	726,388
5.450%, 3/15/35	798,000	811,061
Pacific Gas and Electric Co. 4.550%, 7/1/30	575,000	560,159
2.500%, 2/1/31	200,000	173,461
PPL Electric Utilities Corp. 4.850%, 2/15/34	395,000	394,593
Public Service Electric & Gas Co. 1.900%, 8/15/31	150,000	129,533
Southern California Edison Co. 2.250%, 6/1/30	200,000	175,786
5.950%, 11/1/32	150,000	153,362
Southern Co. (The)
Series 2025
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.07%), 6.375%, 3/15/55 (k)	498,000	511,947
Xcel Energy, Inc. 5.600%, 4/15/35	463,000	471,028

		9,282,822

Gas Utilities (0.1%)
CenterPoint Energy Resources Corp. 5.400%, 3/1/33	9,000	9,235
5.400%, 7/1/34	277,000	281,377

		290,612

Multi-Utilities (0.6%)
Ameren Corp. 3.500%, 1/15/31	250,000	235,958
Berkshire Hathaway Energy Co. 3.700%, 7/15/30	150,000	145,483
Consolidated Edison Co. of New York, Inc. 2.400%, 6/15/31 (x)	390,000	348,721
Dominion Energy, Inc. 5.375%, 11/15/32	315,000	322,496
5.450%, 3/15/35	373,000	375,665
Series F 5.250%, 8/1/33	274,000	275,871
NiSource, Inc. 3.600%, 5/1/30	260,000	248,922
Public Service Enterprise Group, Inc. 2.450%, 11/15/31	100,000	87,737
5.450%, 4/1/34	358,000	365,208
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.400%, 10/1/54 (k) 90,000		85,275

		2,491,336

Total Utilities		12,064,770

Total Corporate Bonds		147,669,124

Total Long-Term Debt Securities (37.8%) (Cost $145,990,164)		147,669,124

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $121)	119	$190

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (23.6%)
BlackRock Liquidity FedFund, Institutional Shares 4.22% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	1,780,010	1,780,010
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	89,316,639	89,334,503

Total Investment Companies		92,114,513

Total Short-Term Investments (23.6%) (Cost $92,126,607)		92,114,513

Total Investments in Securities (99.1%) (Cost $327,323,165)		387,261,080
Other Assets Less Liabilities (0.9%)		3,430,689

Net Assets (100%)		$390,691,769

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, the market value of these securities amounted to $1,327,863 or 0.3% of net assets.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2025. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2025.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $2,786,155. This was collateralized by $57,072 of various U.S. Government Treasury Securities, ranging from 0.125% – 6.250%, maturing 10/15/25 – 5/15/54 and by cash of $2,780,010 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CME	— Chicago Mercantile Exchange
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	480	9/2025	USD	64,360,800	608,835
Russell 2000 E-Mini Index	83	9/2025	USD	9,095,555	303,616
S&P 500 E-Mini Index	25	9/2025	USD	7,817,188	276,757
S&P Midcap 400 E-Mini Index	31	9/2025	USD	9,689,050	292,415

					1,481,623

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$14,458,515	$—	$—	$14,458,515
Consumer Discretionary	15,322,453	—	—	15,322,453
Consumer Staples	8,104,294	—	—	8,104,294
Energy	4,394,743	—	—	4,394,743
Financials	20,686,187	—	—	20,686,187
Health Care	13,748,515	—	—	13,748,515
Industrials	12,669,884	—	—	12,669,884
Information Technology	48,804,387	—	—	48,804,387
Materials	2,789,385	—	—	2,789,385
Real Estate	2,992,933	—	—	2,992,933
Utilities	3,505,957	—	—	3,505,957
Corporate Bonds
Communication Services	—	10,361,718	—	10,361,718
Consumer Discretionary	—	5,736,279	—	5,736,279
Consumer Staples	—	10,330,243	—	10,330,243
Energy	—	12,250,350	—	12,250,350
Financials	—	52,122,329	—	52,122,329
Health Care	—	16,416,779	—	16,416,779
Industrials	—	8,964,656	—	8,964,656
Information Technology	—	10,519,499	—	10,519,499
Materials	—	2,269,436	—	2,269,436
Real Estate	—	6,633,065	—	6,633,065
Utilities	—	12,064,770	—	12,064,770
Futures	1,481,623	—	—	1,481,623
Rights
Health Care	—	190	—	190
Short-Term Investments
Investment Companies	92,114,513	—	—	92,114,513

Total Assets	$241,073,389	$147,669,314	$—	$388,742,703

Total Liabilities	$—	$—	$—	$—

Total	$241,073,389	$147,669,314	$—	$388,742,703

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$1,481,623	*

Total		$1,481,623

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,699,629)	$(1,699,629)

Total	$(1,699,629)	$(1,699,629)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$4,488,386	$4,488,386

Total	$4,488,386	$4,488,386

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$82,800,000
Average notional value of contracts — short	25,897,000

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$43,223,431
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$43,989,235

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$69,963,813
Aggregate gross unrealized depreciation	(5,572,934)

Net unrealized appreciation	$64,390,879

Federal income tax cost of investments in securities and derivative instruments, if applicable	$324,351,824

For the six months ended June 30, 2025, the Portfolio incurred approximately $15 as brokerage commissions with Invesco Capital Markets, Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $327,323,165)	$387,261,080
Cash	639,623
Cash held as collateral at broker for futures	4,241,127
Dividends, interest and other receivables	2,368,250
Due from broker for futures variation margin	80,655
Due from Custodian	9,996
Securities lending income receivable	862
Receivable for Portfolio shares sold	11
Other assets	4,721

Total assets	394,606,325

LIABILITIES
Payable for return of collateral on securities loaned	2,780,010
Payable for Portfolio shares repurchased	697,746
Investment management fees payable	221,380
Distribution fees payable – Class IB	78,701
Administrative fees payable	38,080
Payable for securities purchased	9,996
Accrued expenses	88,643

Total liabilities	3,914,556

Commitments and contingent liabilities^
NET ASSETS	$390,691,769

Net assets were comprised of:
Paid in capital	$337,251,843
Total distributable earnings (loss)	53,439,926

Net assets	$390,691,769

Class IB
Net asset value, offering and redemption price per share, $390,691,769 / 31,501,173 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.40

(x)	Includes value of securities on loan of $2,786,155.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest	$3,809,590
Dividends (net of $269 foreign withholding tax)	2,736,393
Securities lending (net)	11,375

Total income	6,557,358

EXPENSES
Investment management fees	1,479,917
Distribution fees – Class IB	462,473
Administrative fees	230,896
Professional fees	38,161
Printing and mailing expenses	17,858
Custodian fees	15,485
Trustees’ fees	6,092
Miscellaneous	14,359

Gross expenses	2,265,241
Less: Waiver from investment manager	(186,395)

Net expenses	2,078,846

NET INVESTMENT INCOME (LOSS)	4,478,512

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(463,704)
Futures contracts	(1,699,629)

Net realized gain (loss)	(2,163,333)

Change in unrealized appreciation (depreciation) on:
Investments in securities	12,040,482
Futures contracts	4,488,386

Net change in unrealized appreciation (depreciation)	16,528,868

NET REALIZED AND UNREALIZED GAIN (LOSS)	14,365,535

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,844,047

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,478,512	$8,574,607
Net realized gain (loss)	(2,163,333)	6,942,885
Net change in unrealized appreciation (depreciation)	16,528,868	16,773,956

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,844,047	32,291,448

Distributions to shareholders:
Class IB	—	(8,634,247)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,360,242 and 4,713,389 shares, respectively ]	16,172,277	55,042,782
Capital shares issued in reinvestment of dividends [ 0 and 715,079 shares, respectively ]	—	8,634,247
Capital shares repurchased [ (1,015,355) and (1,963,905) shares, respectively ]	(12,095,586)	(22,963,157)

Total Class IB transactions	4,076,691	40,713,872

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,076,691	40,713,872

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,920,738	64,371,073
NET ASSETS:
Beginning of period	367,771,031	303,399,958

End of period	$390,691,769	$367,771,031

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022		2021		2020
Net asset value, beginning of period	$11.80		$10.96		$9.70		$11.61		$11.43		$10.99

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.29		0.26		0.13		0.03		0.07
Net realized and unrealized gain (loss)	0.46		0.84		1.25		(1.96)		1.11		0.92

Total from investment operations	0.60		1.13		1.51		(1.83)		1.14		0.99

Less distributions:
Dividends from net investment income	—		(0.29)		(0.25)		(0.06)		(0.03)		(0.06)
Distributions from net realized gains	—		—		—		(0.02)		(0.93)		(0.49)

Total dividends and distributions	—		(0.29)		(0.25)		(0.08)		(0.96)		(0.55)

Net asset value, end of period	$12.40		$11.80		$10.96		$9.70		$11.61		$11.43

Total return (b)	5.08%		10.21%		15.57%		(15.73)%		10.13%		9.14%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$390,692		$367,771		$303,400		$227,656		$100,635		$61,623
Ratio of expenses to average net assets:
After waivers (a)(f)	1.12	%(j)	1.12	%(j)	1.12	%(j)	1.16	%(k)	1.17	%(o)	1.17	%(o)
Before waivers (a)(f)	1.22%		1.23%		1.23%		1.27%		1.29%		1.38%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.42%		2.52%		2.54%		1.25%		0.25%		0.67%
Before waivers (a)(f)	2.32%		2.41%		2.43%		1.14%		0.14%		0.46%
Portfolio turnover rate^	15	%(z)	21%		12%		123%		42%		57%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.8%)
Entertainment (2.6%)
Liberty Media Corp.-Liberty Formula One, Class A*	45,058	$4,278,708
Liberty Media Corp.-Liberty Formula One, Class C*	319,806	33,419,727

		37,698,435

Interactive Media & Services (0.2%)
Ziff Davis, Inc.*	103,786	3,141,602

Total Communication Services		40,840,037

Consumer Discretionary (7.3%)
Hotels, Restaurants & Leisure (3.9%)
Aramark	637,243	26,681,364
DoorDash, Inc., Class A*	82,482	20,332,638
Entain plc	749,968	9,275,287

		56,289,289

Specialty Retail (2.2%)
Burlington Stores, Inc.*	36,157	8,411,564
CarMax, Inc.*	238,435	16,025,216
Wayfair, Inc., Class A*	138,825	7,099,511

		31,536,291

Textiles, Apparel & Luxury Goods (1.2%)
Gildan Activewear, Inc.	359,214	17,687,697

Total Consumer Discretionary		105,513,277

Consumer Staples (0.6%)
Consumer Staples Distribution & Retail (0.6%)
Dollar Tree, Inc.*	88,406	8,755,730

Total Consumer Staples		8,755,730

Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
ONEOK, Inc.	74,839	6,109,107

Total Energy		6,109,107

Financials (12.8%)
Capital Markets (4.0%)
Cboe Global Markets, Inc.	41,140	9,594,259
Charles Schwab Corp. (The)	142,616	13,012,284
LPL Financial Holdings, Inc.	93,665	35,121,565

		57,728,108

Financial Services (2.5%)
Chime Financial, Inc., Class A*	26,243	905,646
Global Payments, Inc.	94,277	7,545,931
WEX, Inc.*	184,050	27,035,105

		35,486,682

Insurance (6.3%)
Intact Financial Corp.	224,046	52,097,790
W.R. Berkley Corp.	369,041	27,113,442
Willis Towers Watson plc	39,989	12,256,629

		91,467,861

Total Financials		184,682,651

Health Care (13.7%)
Biotechnology (2.3%)
Argenx SE (ADR)*	20,414	11,252,605
Ascendis Pharma A/S (ADR)*	64,200	11,080,920
Revolution Medicines, Inc.*	151,975	5,591,160
Vaxcyte, Inc.*	195,287	6,348,781

		34,273,466

Health Care Equipment & Supplies (7.1%)
Boston Scientific Corp.*	348,633	37,446,670
Cooper Cos., Inc. (The)*	103,842	7,389,397
Globus Medical, Inc., Class A*	108,401	6,397,827
ICU Medical, Inc.*	89,568	11,836,411
Lantheus Holdings, Inc.*	71,560	5,857,902
STERIS plc	47,187	11,335,261
Teleflex, Inc.	185,372	21,940,630

		102,204,098

Life Sciences Tools & Services (4.3%)
Avantor, Inc.*	493,586	6,643,667
Illumina, Inc.*	75,558	7,208,989
Revvity, Inc.	340,137	32,898,051
Waters Corp.*	43,270	15,102,961

		61,853,668

Total Health Care		198,331,232

Industrials (25.7%)
Aerospace & Defense (0.5%)
StandardAero, Inc.*	224,799	7,114,888

Commercial Services & Supplies (4.9%)
Cimpress plc*	132,608	6,232,576
Clean Harbors, Inc.*	79,170	18,302,521
RB Global, Inc.	186,273	19,780,330
Rentokil Initial plc	1,085,688	5,247,239
Rentokil Initial plc (ADR)(x)	410,663	9,855,912
Veralto Corp.	110,476	11,152,552

		70,571,130

Construction & Engineering (1.5%)
API Group Corp.*	424,823	21,687,214

Electrical Equipment (1.3%)
Sensata Technologies Holding plc	645,735	19,443,081

Ground Transportation (2.4%)
JB Hunt Transport Services, Inc.	165,548	23,772,693
TFI International, Inc.	118,513	10,627,061

		34,399,754

Machinery (2.7%)
Fortive Corp.	307,194	16,014,023
Ingersoll Rand, Inc.	275,773	22,938,798

		38,952,821

Passenger Airlines (1.5%)
Ryanair Holdings plc (ADR)	366,032	21,109,066

Professional Services (8.2%)
Broadridge Financial Solutions, Inc.	123,797	30,086,385
Dayforce, Inc.*	371,191	20,560,269
SS&C Technologies Holdings, Inc.	606,576	50,224,493
TransUnion	132,419	11,652,872
UL Solutions, Inc., Class A	90,221	6,573,502

		119,097,521

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (2.7%)
Ferguson Enterprises, Inc.	177,253	$38,596,841

Total Industrials		370,972,316

Information Technology (26.0%)
Electronic Equipment, Instruments & Components (7.6%)
CDW Corp.	84,471	15,085,676
Flex Ltd.*	1,004,886	50,163,909
Ralliant Corp.*	58,335	2,828,664
TE Connectivity plc	51,069	8,613,808
Teledyne Technologies, Inc.*	63,789	32,679,743

		109,371,800

IT Services (3.8%)
Amdocs Ltd.	271,193	24,743,649
GoDaddy, Inc., Class A*	169,248	30,474,795

		55,218,444

Semiconductors & Semiconductor Equipment (4.6%)
KLA Corp.	15,743	14,101,635
NXP Semiconductors NV	125,606	27,443,655
ON Semiconductor Corp.*	478,701	25,088,719

		66,634,009

Software (10.0%)
AppLovin Corp., Class A*	108,489	37,979,829
Constellation Software, Inc.	19,611	71,908,680
Dynatrace, Inc.*	105,717	5,836,635
PTC, Inc.*	117,891	20,317,335
Topicus.com, Inc.*	66,104	8,281,993

		144,324,472

Total Information Technology		375,548,725

Materials (1.6%)
Chemicals (1.6%)
Corteva, Inc.	310,890	23,170,632

Total Materials		23,170,632

Real Estate (3.0%)
Industrial REITs (0.5%)
Lineage, Inc. (REIT)(x)	150,973	6,570,345

Real Estate Management & Development (1.4%)
CoStar Group, Inc.*	187,244	15,054,417
FirstService Corp.	27,356	4,776,905

		19,831,322

Specialized REITs (1.1%)
Lamar Advertising Co. (REIT), Class A(x)	136,532	16,569,524

Total Real Estate		42,971,191

Utilities (4.6%)
Electric Utilities (1.9%)
Alliant Energy Corp.	461,577	27,911,561

Multi-Utilities (2.7%)
Ameren Corp.	217,939	20,930,862
DTE Energy Co.	130,781	17,323,251

		38,254,113

Total Utilities		66,165,674

Total Common Stocks (98.5%) (Cost $959,015,026)		1,423,060,572

SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	3,374,144	3,374,144

Total Short-Term Investments (0.2%) (Cost $3,374,144)		3,374,144

Total Investments in Securities (98.7%) (Cost $962,389,170)		1,426,434,716
Other Assets Less Liabilities (1.3%)		18,155,840

Net Assets (100%)		$1,444,590,556

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $3,281,835. This was collateralized by cash of $3,374,144 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$40,840,037	$—	$—	$40,840,037
Consumer Discretionary	96,237,990	9,275,287	—	105,513,277
Consumer Staples	8,755,730	—	—	8,755,730
Energy	6,109,107	—	—	6,109,107
Financials	184,682,651	—	—	184,682,651
Health Care	198,331,232	—	—	198,331,232
Industrials	365,725,077	5,247,239	—	370,972,316
Information Technology	375,548,725	—	—	375,548,725
Materials	23,170,632	—	—	23,170,632
Real Estate	42,971,191	—	—	42,971,191
Utilities	66,165,674	—	—	66,165,674
Short-Term Investments
Investment Companies	3,374,144	—	—	3,374,144

Total Assets	$1,411,912,190	$14,522,526	$—	$1,426,434,716

Total Liabilities	$—	$—	$—	$—

Total	$1,411,912,190	$14,522,526	$—	$1,426,434,716

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$113,658,539
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$167,751,021

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$584,107,551
Aggregate gross unrealized depreciation	(120,419,134)

Net unrealized appreciation	$463,688,417

Federal income tax cost of investments in securities and derivative instruments, if applicable	$962,746,299

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $962,389,170)	$1,426,434,716
Cash	20,224,837
Foreign cash (Cost $292)	291
Receivable for securities sold	2,121,655
Dividends, interest and other receivables	903,340
Receivable for Portfolio shares sold	284,687
Securities lending income receivable	2,631
Other assets	15,130

Total assets	1,449,987,287

LIABILITIES
Payable for return of collateral on securities loaned	3,374,144
Investment management fees payable	789,439
Payable for Portfolio shares repurchased	660,398
Distribution fees payable – Class IB	257,198
Payable for securities purchased	115,332
Administrative fees payable	104,429
Accrued expenses	95,791

Total liabilities	5,396,731

Commitments and contingent liabilities^
NET ASSETS	$1,444,590,556

Net assets were comprised of:
Paid in capital	$901,041,455
Total distributable earnings (loss)	543,549,101

Net assets	$1,444,590,556

Class IB
Net asset value, offering and redemption price per share, $1,273,863,354 / 58,269,382 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.86

Class K
Net asset value, offering and redemption price per share, $170,727,202 / 7,303,940 shares outstanding (unlimited amount authorized: $0.01 par value)	$23.37

(x)	Includes value of securities on loan of $3,281,835.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $164,985 foreign withholding tax)	$6,125,500
Interest	372,286
Securities lending (net)	11,087

Total income	6,508,873

EXPENSES
Investment management fees	4,724,947
Distribution fees – Class IB	1,540,328
Administrative fees	633,334
Professional fees	54,101
Printing and mailing expenses	53,107
Custodian fees	45,724
Trustees’ fees	23,531
Miscellaneous	13,966

Total expenses	7,089,038

NET INVESTMENT INCOME (LOSS)	(580,165)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	66,050,029
Foreign currency transactions	1,093

Net realized gain (loss)	66,051,122

Change in unrealized appreciation (depreciation) on:
Investments in securities	(15,370,864)
Foreign currency translations	66

Net change in unrealized appreciation (depreciation)	(15,370,798)

NET REALIZED AND UNREALIZED GAIN (LOSS)	50,680,324

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$50,100,159

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(580,165)	$(843,835)
Net realized gain (loss)	66,051,122	118,272,283
Net change in unrealized appreciation (depreciation)	(15,370,798)	74,808,212

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	50,100,159	192,236,660

Distributions to shareholders:
Class IB	—	(99,391,886)
Class K	—	(12,392,520)

Total distributions to shareholders	—	(111,784,406)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 66,128 shares, respectively ]	—	1,400,239
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (5,544,844) shares, respectively ]	—	(118,878,262)
Capital shares repurchased [ 0 and (439,761) shares, respectively ]	—	(9,382,317)

Total Class IA transactions	—	(126,860,340)

Class IB
Capital shares sold [ 1,053,398 and 2,187,904 shares, respectively ]	21,977,169	47,257,598
Capital shares issued in connection with share class combination (Note 1) [ 0 and 5,673,026 shares, respectively ]	—	118,878,262
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,527,051 shares, respectively ]	—	99,391,886
Capital shares repurchased [ (3,553,443) and (6,986,464) shares, respectively ]	(74,184,722)	(151,921,046)

Total Class IB transactions	(52,207,553)	113,606,700

Class K
Capital shares sold [ 745,660 and 115,443 shares, respectively ]	15,200,701	2,635,366
Capital shares issued in reinvestment of dividends and distributions [ 0 and 528,804 shares, respectively ]	—	12,392,520
Capital shares repurchased [ (961,811) and (1,268,298) shares, respectively ]	(21,518,539)	(29,094,201)

Total Class K transactions	(6,317,838)	(14,066,315)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(58,525,391)	(27,319,955)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,425,232)	53,132,299
NET ASSETS:
Beginning of period	1,453,015,788	1,399,883,489

End of period	$1,444,590,556	$1,453,015,788

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023	2022	2021	2020
Net asset value, beginning of period	$21.12		$19.98		$18.34	$23.58	$22.55	$21.10

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)		(0.02)		(0.01)	(0.03)	(0.09)	(0.03)
Net realized and unrealized gain (loss)	0.75		2.90		3.07	(3.86)	3.79	3.88

Total from investment operations	0.74		2.88		3.06	(3.89)	3.70	3.85

Less distributions:
Dividends from net investment income	—		—	#	(0.01)	—	(0.02)	—
Distributions from net realized gains	—		(1.74)		(1.41)	(1.35)	(2.65)	(2.40)

Total dividends and distributions	—		(1.74)		(1.42)	(1.35)	(2.67)	(2.40)

Net asset value, end of period	$21.86		$21.12		$19.98	$18.34	$23.58	$22.55

Total return (b)	3.50%		14.16	%(aa)	17.01%	(16.57)%	16.83%	18.81%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,273,863		$1,283,414		$1,106,355	$1,007,762	$1,291,116	$1,192,164
Ratio of expenses to average net assets:
After waivers (a)(f)	1.04%		1.05%		1.05%	1.05%	1.04%	1.05%
Before waivers (a)(f)	1.04%		1.05%		1.05%	1.05%	1.04%	1.06%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.11)%		(0.09)%		(0.03)%	(0.13)%	(0.35)%	(0.17)%
Before waivers (a)(f)	(0.11)%		(0.09)%		(0.03)%	(0.13)%	(0.35)%	(0.17)%
Portfolio turnover rate^	8	%(z)	14%		14%	19%	18%	40%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024		2023	2022	2021	2020
Net asset value, beginning of period	$22.55		$21.18		$19.36	$24.75	$23.53	$21.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	†	0.04	†	0.05 †	0.03 †	(0.03)	0.01 †
Net realized and unrealized gain (loss)	0.80		3.07		3.24	(4.07)	3.98	4.05

Total from investment operations	0.82		3.11		3.29	(4.04)	3.95	4.06

Less distributions:
Dividends from net investment income	—		—	#	(0.06)	—	(0.08)	—
Distributions from net realized gains	—		(1.74)		(1.41)	(1.35)	(2.65)	(2.40)

Total dividends and distributions	—		(1.74)		(1.47)	(1.35)	(2.73)	(2.40)

Net asset value, end of period	$23.37		$22.55		$21.18	$19.36	$24.75	$23.53

Total return (b)	3.64%		14.44	%(aa)	17.30%	(16.39)%	17.17%	19.11%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$170,727		$169,601		$172,532	$166,197	$183,383	$194,652
Ratio of expenses to average net assets:
After waivers (a)(f)	0.79%		0.80%		0.80%	0.80%	0.79%	0.80%
Before waivers (a)(f)	0.79%		0.80%		0.80%	0.80%	0.79%	0.81%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.14%		0.16%		0.22%	0.13%	(0.11)%	0.06%
Before waivers (a)(f)	0.14%		0.16%		0.22%	0.13%	(0.11)%	0.06%
Portfolio turnover rate^	8	%(z)	14%		14%	19%	18%	40%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a litigation payment. Without this income, the total return would have been 14.05% for Class IB and 14.34% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (50.1%)
iShares Core S&P 500 ETF	190,818	$118,478,896
iShares Russell 2000 ETF	276,366	59,637,019
SPDR Portfolio S&P 500 ETF	1,629,182	118,425,240
Vanguard S&P 500 ETF	224,520	127,534,096

Total Exchange Traded Funds (50.1%) (Cost $365,812,416)		424,075,251

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (38.0%)
U.S. Treasury Notes
4.250%, 1/31/26#	$28,247,200	28,242,796
4.500%, 7/15/26	781,000	785,072
0.625%, 7/31/26	1,155,000	1,114,171
1.875%, 7/31/26	741,000	724,509
4.375%, 7/31/26	2,053,000	2,061,487
1.500%, 8/15/26	1,315,000	1,279,541
4.375%, 8/15/26	1,382,000	1,387,936
0.750%, 8/31/26	1,500,000	1,445,568
1.375%, 8/31/26	482,000	467,912
3.750%, 8/31/26	1,800,000	1,795,837
4.625%, 9/15/26	1,502,000	1,514,157
0.875%, 9/30/26	1,700,000	1,637,424
1.625%, 9/30/26	750,000	729,271
3.500%, 9/30/26	2,000,000	1,989,940
4.625%, 10/15/26	1,100,000	1,109,828
1.125%, 10/31/26	1,700,000	1,639,172
1.625%, 10/31/26	916,000	889,262
4.125%, 10/31/26	1,800,000	1,805,145
2.000%, 11/15/26	1,400,000	1,364,987
4.625%, 11/15/26	1,500,000	1,514,505
1.250%, 11/30/26	1,500,000	1,446,374
1.625%, 11/30/26	500,000	484,747
4.250%, 11/30/26	1,800,000	1,809,431
4.375%, 12/15/26	1,636,000	1,648,037
1.250%, 12/31/26	1,750,000	1,684,372
1.750%, 12/31/26	917,000	889,230
4.250%, 12/31/26	2,000,000	2,011,763
4.000%, 1/15/27	1,665,000	1,668,884
1.500%, 1/31/27	2,356,000	2,272,339
4.125%, 1/31/27	2,191,000	2,201,143
2.250%, 2/15/27	1,358,000	1,324,696
4.125%, 2/15/27	1,311,000	1,317,192
1.125%, 2/28/27	522,000	499,628
1.875%, 2/28/27	1,544,000	1,496,412
4.125%, 2/28/27	2,017,000	2,027,635
4.250%, 3/15/27	1,371,000	1,381,340
0.625%, 3/31/27	758,000	717,879
2.500%, 3/31/27	1,243,000	1,216,346
3.875%, 3/31/27	2,017,000	2,020,303
4.500%, 4/15/27	1,888,000	1,911,305
0.500%, 4/30/27	700,000	659,960
2.750%, 4/30/27	1,458,000	1,431,976
3.750%, 4/30/27	2,016,000	2,015,754
2.375%, 5/15/27	1,750,000	1,706,452
4.500%, 5/15/27	1,434,000	1,452,819
0.500%, 5/31/27	1,001,000	941,504
2.625%, 5/31/27	1,161,000	1,136,912
3.875%, 5/31/27	1,739,000	1,742,963
4.625%, 6/15/27	1,751,000	1,779,958
0.500%, 6/30/27	1,144,000	1,073,325
3.250%, 6/30/27	1,420,000	1,407,041
3.750%, 6/30/27	1,608,000	1,608,880
4.375%, 7/15/27	1,434,000	1,451,650
0.375%, 7/31/27	1,331,000	1,241,940
2.750%, 7/31/27	1,103,000	1,081,333
2.250%, 8/15/27	1,043,000	1,011,504
3.750%, 8/15/27	1,437,000	1,437,600
0.500%, 8/31/27	861,000	803,633
3.125%, 8/31/27	1,078,000	1,064,568
3.375%, 9/15/27	1,439,000	1,429,003
0.375%, 9/30/27	1,458,000	1,353,670
4.125%, 9/30/27	1,339,000	1,350,916
3.875%, 10/15/27	1,438,000	1,442,892
0.500%, 10/31/27	1,424,000	1,322,367
4.125%, 10/31/27	1,030,000	1,039,246
2.250%, 11/15/27	1,056,000	1,020,967
4.125%, 11/15/27	1,717,000	1,732,832
0.625%, 11/30/27	1,507,000	1,400,661
3.875%, 11/30/27	1,290,000	1,294,730
4.000%, 12/15/27	1,752,000	1,764,354
0.625%, 12/31/27	1,345,000	1,246,648
3.875%, 12/31/27	1,314,000	1,319,392
4.250%, 1/15/28	1,444,000	1,462,667
0.750%, 1/31/28	1,509,000	1,399,622
3.500%, 1/31/28	1,034,000	1,028,621
2.750%, 2/15/28	1,779,000	1,736,152
4.250%, 2/15/28	1,440,000	1,459,344
1.125%, 2/29/28	1,836,000	1,716,518
4.000%, 2/29/28	1,034,000	1,041,598
3.875%, 3/15/28	1,717,000	1,725,072
1.250%, 3/31/28	1,680,000	1,572,838
3.625%, 3/31/28	1,031,000	1,029,075
3.750%, 4/15/28	1,438,000	1,439,731
1.250%, 4/30/28	1,534,000	1,433,386
3.500%, 4/30/28	1,028,000	1,022,248
2.875%, 5/15/28	1,554,000	1,518,985
3.750%, 5/15/28	1,438,000	1,440,074
1.250%, 5/31/28	2,022,000	1,885,932
3.625%, 5/31/28	1,260,000	1,257,044
3.875%, 6/15/28	1,500,000	1,507,830
1.250%, 6/30/28	1,703,000	1,585,289
4.000%, 6/30/28	1,032,000	1,040,708
1.000%, 7/31/28	1,813,000	1,671,105
4.125%, 7/31/28	1,308,000	1,323,639
2.875%, 8/15/28	1,578,000	1,538,965
1.125%, 8/31/28	1,785,000	1,647,674
4.375%, 8/31/28	1,114,000	1,135,931
1.250%, 9/30/28	1,501,000	1,388,398
4.625%, 9/30/28	1,198,000	1,231,069
1.375%, 10/31/28	1,406,000	1,303,187
4.875%, 10/31/28	1,151,000	1,192,361
3.125%, 11/15/28	1,772,000	1,738,721
1.500%, 11/30/28	1,717,000	1,595,547
4.375%, 11/30/28	1,355,000	1,383,152
1.375%, 12/31/28	1,677,000	1,548,962
3.750%, 12/31/28	1,889,000	1,890,211
1.750%, 1/31/29	1,594,000	1,488,924
4.000%, 1/31/29	1,521,000	1,534,517
2.625%, 2/15/29	1,476,000	1,421,109
1.875%, 2/28/29	1,508,000	1,412,933
4.250%, 2/28/29	1,870,000	1,902,874
2.375%, 3/31/29	1,602,000	1,526,181

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
4.125%, 3/31/29	$2,136,000	$2,164,663
2.875%, 4/30/29	1,034,000	1,002,289
4.625%, 4/30/29	1,820,000	1,876,864
2.375%, 5/15/29	1,487,000	1,414,302
2.750%, 5/31/29	1,265,000	1,219,518
4.500%, 5/31/29	2,044,000	2,099,571
3.250%, 6/30/29	1,397,000	1,371,261
4.250%, 6/30/29	1,769,000	1,801,793
2.625%, 7/31/29	862,000	825,546
4.000%, 7/31/29	1,767,000	1,783,399
1.625%, 8/15/29	1,086,000	999,772
3.125%, 8/31/29	1,141,000	1,113,252
3.625%, 8/31/29	2,048,000	2,037,805
3.500%, 9/30/29	1,764,000	1,745,983
3.875%, 9/30/29	1,119,000	1,123,874
4.000%, 10/31/29	1,091,000	1,101,171
4.125%, 10/31/29	1,767,000	1,792,224
1.750%, 11/15/29	1,259,000	1,159,014
3.875%, 11/30/29	795,000	798,302
4.125%, 11/30/29	2,046,000	2,076,126
3.875%, 12/31/29	1,085,000	1,089,387
4.375%, 12/31/29	1,648,000	1,688,772
3.500%, 1/31/30	1,092,000	1,079,011
4.250%, 1/31/30	2,044,000	2,084,345
1.500%, 2/15/30	1,423,000	1,287,390
4.000%, 2/28/30	2,709,000	2,735,376
3.625%, 3/31/30	808,000	802,126
4.000%, 3/31/30	1,766,000	1,782,354
3.500%, 4/30/30	881,000	869,436
3.875%, 4/30/30	1,763,000	1,769,900
0.625%, 5/15/30	2,290,000	1,969,397
3.750%, 5/31/30	1,092,000	1,089,478
4.000%, 5/31/30	2,222,000	2,243,564
3.750%, 6/30/30	800,000	797,785
3.875%, 6/30/30	1,636,000	1,642,015
4.000%, 7/31/30	1,083,000	1,092,331
0.625%, 8/15/30	3,001,000	2,558,406
4.125%, 8/31/30	843,000	855,039
4.625%, 9/30/30	789,000	818,556
4.875%, 10/31/30	888,000	931,973
0.875%, 11/15/30	3,127,000	2,680,438
4.375%, 11/30/30	920,000	943,572
3.750%, 12/31/30	1,227,000	1,220,816
4.000%, 1/31/31	1,254,000	1,262,710
1.125%, 2/15/31	3,241,000	2,803,123
4.250%, 2/28/31	990,000	1,009,068
4.125%, 3/31/31	1,027,000	1,039,987
4.625%, 4/30/31	1,330,000	1,380,963
1.625%, 5/15/31	2,984,000	2,630,681
4.625%, 5/31/31	930,000	965,452
4.250%, 6/30/31	1,062,000	1,081,661
4.125%, 7/31/31	1,335,000	1,350,412
1.250%, 8/15/31	3,255,000	2,784,174
3.750%, 8/31/31	1,198,000	1,186,794
3.625%, 9/30/31	1,050,000	1,032,425
4.125%, 10/31/31	1,339,000	1,353,040
1.375%, 11/15/31	3,187,000	2,726,848
4.125%, 11/30/31	1,338,000	1,351,452
4.500%, 12/31/31	1,494,000	1,540,376
4.375%, 1/31/32	1,338,000	1,369,777
1.875%, 2/15/32	2,679,000	2,353,418
4.125%, 2/29/32	1,058,000	1,067,795
4.125%, 3/31/32	1,504,000	1,517,592
4.000%, 4/30/32	1,336,000	1,337,832
2.875%, 5/15/32	2,618,000	2,442,767
4.125%, 5/31/32	1,506,000	1,518,666
4.000%, 6/30/32	918,000	918,554
2.750%, 8/15/32	2,404,000	2,217,737
4.125%, 11/15/32	2,832,000	2,851,084
3.500%, 2/15/33	2,837,000	2,735,214
3.375%, 5/15/33	2,541,000	2,422,486
3.875%, 8/15/33	2,794,000	2,752,003
4.500%, 11/15/33	3,235,000	3,323,638
4.000%, 2/15/34	3,386,000	3,351,992
4.375%, 5/15/34	3,128,000	3,177,818
3.875%, 8/15/34	3,400,000	3,320,844
4.250%, 11/15/34	3,122,000	3,133,467
4.625%, 2/15/35	3,402,000	3,511,560
4.250%, 5/15/35	2,528,000	2,532,345

Total U.S. Treasury Obligations		321,367,171

Total Long-Term Debt Securities (38.0%) (Cost $321,083,059)		321,367,171

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (12.8%)
FHLB 0.00%, 7/1/25 (o)(p)	32,906,000	32,906,000
FHLMC 0.00%, 7/1/25 (o)(p)	50,000,000	50,000,000
FNMA 0.00%, 7/1/25 (o)(p)	25,000,000	25,000,000

Total U.S. Government Agency Securities		107,906,000

U.S. Treasury Obligations (7.1%)
U.S. Treasury Bills 0.00%, 7/1/25 (p)	60,000,000	60,000,000

Total Short-Term Investments (19.9%) (Cost $167,906,000)		167,906,000

Total Investments in Securities (108.0%) (Cost $854,801,475)		913,348,422
Other Assets Less Liabilities (-8.0%)		(67,818,296)

Net Assets (100%)		$845,530,126

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $12,809,203.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2025.
(p)	Yield to maturity.

Glossary:

EUR	— European Currency Unit
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	945	9/2025	EUR	59,298,180	137,579
FTSE 100 Index	210	9/2025	GBP	25,336,305	(235,084)
TOPIX Index	214	9/2025	JPY	42,434,429	975,420

					877,915

Short Contracts
Russell 2000 E-Mini Index	(76)	9/2025	USD	(8,328,460)	(1,849)

					(1,849)

					876,066

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$424,075,251	$—	$—	$424,075,251
Futures	1,112,999	—	—	1,112,999
Short-Term Investments
U.S. Government Agency Securities	—	107,906,000	—	107,906,000
U.S. Treasury Obligations	—	60,000,000	—	60,000,000
U.S. Treasury Obligations	—	321,367,171	—	321,367,171

Total Assets	$425,188,250	$489,273,171	$—	$914,461,421

Liabilities:
Futures	$(236,933)	$—	$—	$(236,933)

Total Liabilities	$(236,933)	$—	$—	$(236,933)

Total	$424,951,317	$489,273,171	$—	$914,224,488

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$1,112,999	*

Total		$1,112,999

	Liability Derivatives
Equity contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(236,933	)*

Total		$(236,933)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(17,991,599)	$(17,991,599)

Total	$(17,991,599)	$(17,991,599)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$11,327,910	$11,327,910

Total	$11,327,910	$11,327,910

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$316,018,000
Average notional value of contracts — short	8,328,000

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$340,345,528
Long-term U.S. government debt securities	297,858,738

$638,204,266

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$345,471,054
Long-term U.S. government debt securities	4,389,737

$349,860,791

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$70,051,729
Aggregate gross unrealized depreciation	(244,477)

Net unrealized appreciation	$69,807,252

Federal income tax cost of investments in securities and derivative instruments, if applicable	$844,417,236

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $854,801,475)	$913,348,422
Cash	754
Receivable for securities sold	4,389,737
Dividends, interest and other receivables	2,935,457
Due from broker for futures variation margin	2,661,269
Receivable for Portfolio shares sold	279,737
Other assets	9,863

Total assets	923,625,239

LIABILITIES
Payable for securities purchased	77,218,181
Investment management fees payable	478,530
Distribution fees payable – Class IB	170,793
Administrative fees payable	81,900
Payable for Portfolio shares repurchased	62,784
Accrued expenses	82,925

Total liabilities	78,095,113

Commitments and contingent liabilities^
NET ASSETS	$845,530,126

Net assets were comprised of:
Paid in capital	$779,687,016
Total distributable earnings (loss)	65,843,110

Net assets	$845,530,126

Class IB
Net asset value, offering and redemption price per share, $845,530,126 / 70,437,549 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.00

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest	$8,257,481
Dividends	5,495,562

Total income	13,753,043

EXPENSES
Investment management fees	3,194,715
Distribution fees – Class IB	1,002,917
Administrative fees	499,987
Professional fees	46,721
Printing and mailing expenses	32,629
Custodian fees	20,917
Trustees’ fees	13,082
Miscellaneous	13,628

Gross expenses	4,824,596
Less: Waiver from investment manager	(420,761)

Net expenses	4,403,835

NET INVESTMENT INCOME (LOSS)	9,349,208

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(1,003,296)
Futures contracts	(17,991,599)
Foreign currency transactions	(220,120)

Net realized gain (loss)	(19,215,015)

Change in unrealized appreciation (depreciation) on:
Investments in securities	18,204,800
Futures contracts	11,327,910
Foreign currency translations	(448)

Net change in unrealized appreciation (depreciation)	29,532,262

NET REALIZED AND UNREALIZED GAIN (LOSS)	10,317,247

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,666,455

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,349,208	$20,111,802
Net realized gain (loss)	(19,215,015)	51,797,343
Net change in unrealized appreciation (depreciation)	29,532,262	2,015,171

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,666,455	73,924,316

Distributions to shareholders:
Class IB	—	(46,342,289)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 5,110,482 and 13,002,119 shares, respectively ]	59,918,514	154,964,670
Capital shares issued in reinvestment of dividends [ 0 and 3,878,341 shares, respectively ]	—	46,342,289
Capital shares repurchased [ (1,701,771) and (3,676,979) shares, respectively ]	(19,945,213)	(43,949,119)

Total Class IB transactions	39,973,301	157,357,840

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	39,973,301	157,357,840

TOTAL INCREASE (DECREASE) IN NET ASSETS	59,639,756	184,939,867
NET ASSETS:
Beginning of period	785,890,370	600,950,503

End of period	$845,530,126	$785,890,370

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022		2021		2020
Net asset value, beginning of period	$11.72		$11.16		$10.02		$11.67		$11.57		$10.85

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14		0.34		0.27		0.04		(0.09)		(0.04)
Net realized and unrealized gain (loss)	0.14		0.96		1.12		(1.62)		1.54		0.97

Total from investment operations	0.28		1.30		1.39		(1.58)		1.45		0.93

Less distributions:
Dividends from net investment income	—		(0.34)		(0.25)		(0.04)		—		—	#
Distributions from net realized gains	—		(0.40)		—		(0.03)		(1.35)		(0.21)

Total dividends and distributions	—		(0.74)		(0.25)		(0.07)		(1.35)		(0.21)

Net asset value, end of period	$12.00		$11.72		$11.16		$10.02		$11.67		$11.57

Total return (b)	2.39%		11.52%		13.86%		(13.50)%		12.77%		8.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$845,530		$785,890		$600,951		$433,895		$341,188		$239,731
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10	%(j)	1.10	%(j)	1.10	%(j)	1.14	%(k)	1.15	%(o)	1.16	%(o)
Before waivers (a)(f)	1.20%		1.21%		1.21%		1.21%		1.21%		1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	2.33%		2.86%		2.57%		0.42%		(0.74)%		(0.40)%
Before waivers (a)(f)(x)	2.23%		2.75%		2.45%		0.35%		(0.79)%		(0.47)%
Portfolio turnover rate^	72	%(z)	10%		11%		75%		7%		50%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (15.5%)
Entertainment (5.2%)
Netflix, Inc.*	77,689	$104,035,670
Sea Ltd. (ADR)*	77,844	12,450,369
Spotify Technology SA*	40,608	31,160,143

		147,646,182

Interactive Media & Services (10.3%)
Alphabet, Inc., Class C	617,379	109,516,861
Meta Platforms, Inc., Class A	252,289	186,211,988

		295,728,849

Total Communication Services		443,375,031

Consumer Discretionary (16.0%)
Automobiles (2.9%)
Tesla, Inc.*	263,418	83,677,362

Broadline Retail (8.2%)
Alibaba Group Holding Ltd. (ADR)	194,821	22,094,650
Amazon.com, Inc.*	771,131	169,178,430
MercadoLibre, Inc.*	16,113	42,113,420

		233,386,500

Hotels, Restaurants & Leisure (3.6%)
Booking Holdings, Inc.	5,101	29,530,913
DoorDash, Inc., Class A*	186,445	45,960,557
McDonald’s Corp.	78,604	22,965,731
Starbucks Corp.	51,585	4,726,733

		103,183,934

Household Durables (0.5%)
DR Horton, Inc.	103,743	13,374,548

Specialty Retail (0.8%)
AutoZone, Inc.*	3,124	11,597,007
Carvana Co.*	34,617	11,664,544

		23,261,551

Total Consumer Discretionary		456,883,895

Consumer Staples (5.0%)
Beverages (1.3%)
Coca-Cola Co. (The)	485,758	34,367,378
Monster Beverage Corp.*	57,836	3,622,847

		37,990,225

Consumer Staples Distribution & Retail (1.8%)
Walmart, Inc.	528,197	51,647,103

Tobacco (1.9%)
Philip Morris International, Inc.	294,171	53,577,364

Total Consumer Staples		143,214,692

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Cheniere Energy, Inc.	35,512	8,647,882

Total Energy		8,647,882

Financials (8.7%)
Capital Markets (3.5%)
Blackstone, Inc.	71,577	10,706,488
Charles Schwab Corp. (The)	191,104	17,436,329
Goldman Sachs Group, Inc. (The)	51,068	36,143,377
Intercontinental Exchange, Inc.	44,013	8,075,065
KKR & Co., Inc.	57,038	7,587,765
Robinhood Markets, Inc., Class A*	207,021	19,383,376

		99,332,400

Financial Services (5.2%)
Berkshire Hathaway, Inc., Class B*	40,081	19,470,147
Mastercard, Inc., Class A	149,799	84,178,050
Visa, Inc., Class A	126,228	44,817,252

		148,465,449

Total Financials		247,797,849

Health Care (7.4%)
Biotechnology (2.4%)
AbbVie, Inc.	109,180	20,265,991
Gilead Sciences, Inc.	162,231	17,986,551
Insmed, Inc.*	138,701	13,958,869
Natera, Inc.*	97,820	16,525,711

		68,737,122

Health Care Equipment & Supplies (2.3%)
Abbott Laboratories	260,754	35,465,151
Edwards Lifesciences Corp.*	99,538	7,784,867
Intuitive Surgical, Inc.*	43,851	23,829,072

		67,079,090

Health Care Providers & Services (1.0%)
McKesson Corp.	39,419	28,885,455

Pharmaceuticals (1.7%)
Eli Lilly & Co.	43,682	34,051,430
Johnson & Johnson	94,624	14,453,816

		48,505,246

Total Health Care		213,206,913

Industrials (5.7%)
Aerospace & Defense (1.3%)
RTX Corp.	74,441	10,869,875
TransDigm Group, Inc.	16,777	25,511,777

		36,381,652

Building Products (0.5%)
Trane Technologies plc	32,199	14,084,165

Construction & Engineering (0.5%)
Quanta Services, Inc.	37,491	14,174,597

Electrical Equipment (0.3%)
Eaton Corp. plc	25,226	9,005,430

Ground Transportation (0.9%)
Uber Technologies, Inc.*	286,131	26,696,022

Industrial Conglomerates (1.5%)
3M Co.	277,161	42,194,991

Machinery (0.4%)
Deere & Co.	21,417	10,890,330

Trading Companies & Distributors (0.3%)
W.W. Grainger, Inc.	9,721	10,112,173

Total Industrials		163,539,360

Information Technology (36.4%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	110,708	11,326,536

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	156,403	$15,444,796

IT Services (4.2%)
Cloudflare, Inc., Class A*	70,830	13,870,639
International Business Machines Corp.	217,069	63,987,600
Shopify, Inc., Class A*	193,603	22,332,106
Snowflake, Inc., Class A*	48,199	10,785,490
Twilio, Inc., Class A*	79,699	9,911,368

		120,887,203

Semiconductors & Semiconductor Equipment (13.0%)
ASML Holding NV (Registered) (ADR)	1,928	1,545,080
Broadcom, Inc.	429,802	118,474,921
Lam Research Corp.	91,020	8,859,887
NVIDIA Corp.	1,428,823	225,739,746
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	73,915	16,741,008

		371,360,642

Software (13.4%)
AppLovin Corp., Class A*	26,675	9,338,384
Crowdstrike Holdings, Inc., Class A*	30,674	15,622,575
Fair Isaac Corp.*	5,866	10,722,813
HubSpot, Inc.*	19,976	11,119,241
Intuit, Inc.	34,086	26,847,156
Microsoft Corp.	427,324	212,555,231
Oracle Corp.	147,627	32,275,691
Palo Alto Networks, Inc.*	73,300	15,000,112
ServiceNow, Inc.*	41,006	42,157,449
Synopsys, Inc.*	14,028	7,191,875

		382,830,527

Technology Hardware, Storage & Peripherals (4.9%)
Apple, Inc.	681,285	139,779,243

Total Information Technology		1,041,628,947

Total Common Stocks (95.0%) (Cost $1,347,586,054)		2,718,294,569

EXCHANGE TRADED FUNDS (ETF):
Equity (4.6%)
Invesco QQQ Trust	237,046	130,764,056

Total Exchange Traded Funds (4.6%) (Cost $125,584,491)		130,764,056

Total Investments in Securities (99.6%) (Cost $1,473,170,545)		2,849,058,625
Other Assets Less Liabilities (0.4%)		10,546,210

Net Assets (100%)		$2,859,604,835

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$443,375,031	$—	$—	$443,375,031
Consumer Discretionary	456,883,895	—	—	456,883,895
Consumer Staples	143,214,692	—	—	143,214,692
Energy	8,647,882	—	—	8,647,882
Financials	247,797,849	—	—	247,797,849
Health Care	213,206,913	—	—	213,206,913
Industrials	163,539,360	—	—	163,539,360
Information Technology	1,041,628,947	—	—	1,041,628,947
Exchange Traded Fund	130,764,056	—	—	130,764,056

Total Assets	$2,849,058,625	$—	$—	$2,849,058,625

Total Liabilities	$—	$—	$—	$—

Total	$2,849,058,625	$—	$—	$2,849,058,625

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$990,211,287
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$966,047,188

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,391,591,278
Aggregate gross unrealized depreciation	(16,426,405)

Net unrealized appreciation	$1,375,164,873

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,473,893,752

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $1,473,170,545)	$2,849,058,625
Cash	11,166,752
Receivable for securities sold	4,388,290
Receivable for Portfolio shares sold	1,474,177
Dividends, interest and other receivables	1,426,235
Other assets	28,510

Total assets	2,867,542,589

LIABILITIES
Payable for securities purchased	4,777,372
Investment management fees payable	1,362,947
Payable for Portfolio shares repurchased	973,466
Distribution fees payable – Class IB	511,059
Administrative fees payable	202,374
Accrued expenses	110,536

Total liabilities	7,937,754

Commitments and contingent liabilities^

NET ASSETS	$2,859,604,835

Net assets were comprised of:
Paid in capital	$1,248,653,645
Total distributable earnings (loss)	1,610,951,190

Net assets	$2,859,604,835

Class IB
Net asset value, offering and redemption price per share, $2,583,389,450 / 34,052,150 shares outstanding (unlimited amount authorized: $0.01 par value)	$75.87

Class K
Net asset value, offering and redemption price per share, $276,215,385 / 3,402,619 shares outstanding (unlimited amount authorized: $0.01 par value)	$81.18

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $27,126 foreign withholding tax)	$9,675,257
Interest	2,224,747

Total income	11,900,004

EXPENSES
Investment management fees	9,295,036
Distribution fees – Class IB	2,990,764
Administrative fees	1,201,650
Printing and mailing expenses	96,328
Professional fees	84,106
Trustees’ fees	44,205
Custodian fees	42,160
Miscellaneous	23,756

Gross expenses	13,778,005
Less: Waiver from investment manager	(1,373,283)

Net expenses	12,404,722

NET INVESTMENT INCOME (LOSS)	(504,718)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	182,985,657

Change in unrealized appreciation (depreciation) on:
Investments in securities	(18,649,861)
Foreign currency translations	181

Net change in unrealized appreciation (depreciation)	(18,649,680)

NET REALIZED AND UNREALIZED GAIN (LOSS)	164,335,977

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$163,831,259

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(504,718)	$(6,706,717)
Net realized gain (loss)	182,985,657	198,577,190
Net change in unrealized appreciation (depreciation)	(18,649,680)	547,392,383

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	163,831,259	739,262,856

Distributions to shareholders:
Class IB	—	(124,089,099)
Class K	—	(12,701,683)

Total distributions to shareholders	—	(136,790,782)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 155,552 shares, respectively ]	—	10,048,883
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (3,579,821) shares, respectively ]	—	(254,208,522)
Capital shares repurchased [ 0 and (381,442) shares, respectively ]	—	(24,486,984)

Total Class IA transactions	—	(268,646,623)

Class IB
Capital shares sold [ 914,390 and 1,728,012 shares, respectively ]	63,712,093	116,509,618
Capital shares issued in connection with share class combination (Note 1) [ 0 and 3,644,095 shares, respectively ]	—	254,208,522
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,678,978 shares, respectively ]	—	124,089,099
Capital shares repurchased [ (1,892,958) and (3,427,044) shares, respectively ]	(132,185,804)	(231,997,553)

Total Class IB transactions	(68,473,711)	262,809,686

Class K
Capital shares sold [ 216,194 and 107,935 shares, respectively ]	14,805,105	7,682,264
Capital shares issued in reinvestment of dividends and distributions [ 0 and 160,833 shares, respectively ]	—	12,701,683
Capital shares repurchased [ (373,120) and (1,412,081) shares, respectively ]	(28,162,418)	(100,996,317)

Total Class K transactions	(13,357,313)	(80,612,370)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(81,831,024)	(86,449,307)

TOTAL INCREASE (DECREASE) IN NET ASSETS	82,000,235	516,022,767
NET ASSETS:
Beginning of period	2,777,604,600	2,261,581,833

End of period	$2,859,604,835	$2,777,604,600

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022	2021	2020
Net asset value, beginning of period	$71.52		$56.15		$44.47		$74.71	$71.74	$54.10

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)		(0.19	)(2)	(0.18	)(1)	(0.30)	(0.51)	(0.27)
Net realized and unrealized gain (loss)	4.37		19.28		20.64		(28.47)	10.37	19.96

Total from investment operations	4.35		19.09		20.46		(28.77)	9.86	19.69

Less distributions:
Distributions from net realized gains	—		(3.72)		(8.78)		(1.47)	(6.89)	(2.05)

Net asset value, end of period	$75.87		$71.52		$56.15		$44.47	$74.71	$71.74

Total return (b)	6.08%		33.78%		46.33%		(38.64)%	13.82%	36.57%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,583,389		$2,505,525		$1,763,434		$1,229,180	$1,953,107	$1,717,802
Ratio of expenses to average net assets:
After waivers (a)(f)	0.96%		0.96%		0.98%		1.00%	1.00%	1.00%
Before waivers (a)(f)	1.06%		1.07%		1.08%		1.08%	1.06%	1.08%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.06)%		(0.28	)%(bb)	(0.33	)%(aa)	(0.56)%	(0.66)%	(0.45)%
Before waivers (a)(f)	(0.17)%		(0.38	)%(bb)	(0.43	)%(aa)	(0.64)%	(0.72)%	(0.54)%
Portfolio turnover rate^	37	%(z)	32%		105	%(h)	36%	29%	38%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024		2023		2022	2021	2020
Net asset value, beginning of period	$76.44		$59.67		$46.77		$78.25	$74.66	$56.11

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	†	(0.03	)(2)	(0.05	)(1)	(0.17)	(0.33)	(0.12)
Net realized and unrealized gain (loss)	4.67		20.52		21.73		(29.84)	10.81	20.72

Total from investment operations	4.74		20.49		21.68		(30.01)	10.48	20.60

Less distributions:
Dividends from net investment income	—		—		—		—	— #	— #
Distributions from net realized gains	—		(3.72)		(8.78)		(1.47)	(6.89)	(2.05)

Total dividends and distributions	—		(3.72)		(8.78)		(1.47)	(6.89)	(2.05)

Net asset value, end of period	$81.18		$76.44		$59.67		$46.77	$78.25	$74.66

Total return (b)	6.20%		34.13%		46.67%		(38.48)%	14.11%	36.88%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$276,215		$272,079		$280,627		$203,794	$259,966	$257,368
Ratio of expenses to average net assets:
After waivers (a)(f)	0.71%		0.71%		0.73%		0.75%	0.75%	0.75%
Before waivers (a)(f)	0.81%		0.82%		0.83%		0.83%	0.81%	0.83%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.19%		(0.05	)%(bb)	(0.08	)%(aa)	(0.31)%	(0.41)%	(0.20)%
Before waivers (a)(f)	0.08%		(0.15	)%(bb)	(0.18	)%(aa)	(0.39)%	(0.47)%	(0.28)%
Portfolio turnover rate^	37	%(z)	32%		105	%(h)	36%	29%	38%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.21) and $(0.08) for Class IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.24) and $(0.09) for Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.06% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.08% lower.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.4%)
Diversified Telecommunication Services (1.8%)
Verizon Communications, Inc.	483,774	$20,932,901

Entertainment (1.3%)
Walt Disney Co. (The)	122,370	15,175,104

Interactive Media & Services (0.9%)
Meta Platforms, Inc., Class A	14,254	10,520,735

Media (2.4%)
Comcast Corp., Class A	521,376	18,607,909
Omnicom Group, Inc.	121,914	8,770,493

		27,378,402

Total Communication Services		74,007,142

Consumer Discretionary (5.2%)
Automobiles (0.2%)
General Motors Co.	58,156	2,861,857

Broadline Retail (2.3%)
Amazon.com, Inc.*	120,090	26,346,545

Hotels, Restaurants & Leisure (0.7%)
Carnival Corp.*	270,872	7,616,921

Household Durables (0.8%)
Mohawk Industries, Inc.*	87,841	9,209,250

Specialty Retail (0.3%)
Ross Stores, Inc.	27,246	3,476,045

Textiles, Apparel & Luxury Goods (0.9%)
Kontoor Brands, Inc.	163,526	10,787,810

Total Consumer Discretionary		60,298,428

Consumer Staples (5.3%)
Consumer Staples Distribution & Retail (1.7%)
BJ’s Wholesale Club Holdings, Inc.*	58,036	6,258,022
Performance Food Group Co.*	153,878	13,459,709

		19,717,731

Food Products (0.5%)
Hershey Co. (The)	33,917	5,628,526

Tobacco (3.1%)
Philip Morris International, Inc.	199,200	36,280,296

Total Consumer Staples		61,626,553

Energy (4.7%)
Oil, Gas & Consumable Fuels (4.7%)
EOG Resources, Inc.	45,938	5,494,644
EQT Corp.	303,349	17,691,314
Expand Energy Corp.	97,310	11,379,431
Exxon Mobil Corp.	96,613	10,414,881
Hess Corp.	33,545	4,647,324
Range Resources Corp.	120,753	4,911,025

Total Energy		54,538,619

Financials (18.9%)
Banks (11.3%)
Bank of America Corp.	742,006	35,111,724
Citizens Financial Group, Inc.	206,006	9,218,769
Comerica, Inc.	90,670	5,408,466
Fifth Third Bancorp	348,850	14,348,200
First Citizens BancShares, Inc., Class A	11,386	$22,276,367
First Horizon Corp.	441,569	9,361,263
Wells Fargo & Co.	443,191	35,508,463

		131,233,252

Capital Markets (1.1%)
Ameriprise Financial, Inc.	24,319	12,979,780

Consumer Finance (2.0%)
Ally Financial, Inc.	142,317	5,543,247
American Express Co.	53,896	17,191,746

		22,734,993

Financial Services (3.2%)
Berkshire Hathaway, Inc., Class B*	11,649	5,658,735
Corpay, Inc.*	36,977	12,269,708
Fiserv, Inc.*	27,885	4,807,653
MGIC Investment Corp.	269,972	7,516,020
WEX, Inc.*	41,719	6,128,104

		36,380,220

Insurance (1.3%)
Arch Capital Group Ltd.	80,483	7,327,977
Oscar Health, Inc., Class A*	364,143	7,807,226

		15,135,203

Total Financials		218,463,448

Health Care (14.4%)
Biotechnology (1.4%)
AbbVie, Inc.	88,759	16,475,446

Health Care Equipment & Supplies (1.8%)
Align Technology, Inc.*	31,658	5,993,809
Medtronic plc	166,760	14,536,469

		20,530,278

Health Care Providers & Services (8.1%)
Cigna Group (The)	70,901	23,438,453
Elevance Health, Inc.	33,598	13,068,278
Humana, Inc.	81,406	19,902,139
Labcorp Holdings, Inc.	42,346	11,116,248
Quest Diagnostics, Inc.	56,794	10,201,906
UnitedHealth Group, Inc.	52,206	16,286,706

		94,013,730

Life Sciences Tools & Services (0.5%)
IQVIA Holdings, Inc.*	20,025	3,155,740
Thermo Fisher Scientific, Inc.	8,334	3,379,103

		6,534,843

Pharmaceuticals (2.6%)
Bristol-Myers Squibb Co.	220,030	10,185,189
Johnson & Johnson	128,100	19,567,275

		29,752,464

Total Health Care		167,306,761

Industrials (15.4%)
Aerospace & Defense (3.4%)
Boeing Co. (The)*	41,295	8,652,541
Howmet Aerospace, Inc.	26,337	4,902,106
RTX Corp.	127,998	18,690,268

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Textron, Inc.	86,273	$6,926,859

		39,171,774

Air Freight & Logistics (0.6%)
United Parcel Service, Inc., Class B	75,484	7,619,355

Building Products (1.1%)
Carrier Global Corp.	180,916	13,241,242

Electrical Equipment (2.3%)
Emerson Electric Co.	198,246	26,432,139

Ground Transportation (0.7%)
Saia, Inc.*	30,967	8,484,648

Industrial Conglomerates (0.8%)
3M Co.	57,787	8,797,493

Machinery (2.8%)
AGCO Corp.	153,186	15,802,668
Gates Industrial Corp. plc*	518,886	11,949,945
Middleby Corp. (The)*	32,432	4,670,208

		32,422,821

Passenger Airlines (1.5%)
Southwest Airlines Co.	527,197	17,102,271

Trading Companies & Distributors (2.2%)
AerCap Holdings NV	158,388	18,531,396
WESCO International, Inc.	38,050	7,046,860

		25,578,256

Total Industrials		178,849,999

Information Technology (12.2%)
Electronic Equipment, Instruments & Components (1.8%)
Corning, Inc.	90,702	4,770,018
Jabil, Inc.	29,269	6,383,569
TD SYNNEX Corp.	74,156	10,062,969

		21,216,556

IT Services (0.5%)
Cognizant Technology Solutions Corp., Class A	74,225	5,791,777

Semiconductors & Semiconductor Equipment (3.6%)
Lam Research Corp.	53,242	5,182,576
NXP Semiconductors NV	72,795	15,904,980
ON Semiconductor Corp.*	103,159	5,406,563
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	66,217	14,997,488

		41,491,607

Software (1.1%)
Salesforce, Inc.	45,465	12,397,851

Technology Hardware, Storage & Peripherals (5.2%)
Sandisk Corp.*	143,135	6,491,172
Seagate Technology Holdings plc	157,070	22,669,913
Western Digital Corp.	481,248	30,795,060

		59,956,145

Total Information Technology		140,853,936

Materials (6.4%)
Chemicals (2.4%)
Axalta Coating Systems Ltd.*	169,570	5,034,533
Chemours Co. (The)	327,524	3,750,150
Dow, Inc.	120,370	3,187,398
FMC Corp.	375,440	15,674,620

		27,646,701

Construction Materials (0.5%)
Amrize Ltd.*	109,288	5,415,220

Containers & Packaging (2.0%)
Ball Corp.	270,625	15,179,356
International Paper Co.	47,585	2,228,406
Silgan Holdings, Inc.	115,394	6,252,047

		23,659,809

Metals & Mining (1.5%)
Alcoa Corp.	199,000	5,872,490
Freeport-McMoRan, Inc.	267,767	11,607,699

		17,480,189

Total Materials		74,201,919

Real Estate (5.1%)
Real Estate Management & Development (0.3%)
Zillow Group, Inc., Class C*	49,708	3,482,045

Residential REITs (1.3%)
American Homes 4 Rent (REIT), Class A	152,652	5,506,158
Equity LifeStyle Properties, Inc. (REIT)	153,312	9,454,751

		14,960,909

Specialized REITs (3.5%)
American Tower Corp. (REIT)	83,580	18,472,851
Equinix, Inc. (REIT)	27,280	21,700,422

		40,173,273

Total Real Estate		58,616,227

Utilities (4.7%)
Electric Utilities (3.4%)
Edison International	87,769	4,528,880
NextEra Energy, Inc.	202,678	14,069,907
Southern Co. (The)	221,972	20,383,689

		38,982,476

Multi-Utilities (1.3%)
Dominion Energy, Inc.	262,434	14,832,770

Total Utilities		53,815,246

Total Common Stocks (98.7%) (Cost $1,019,075,632)		1,142,578,278

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (1.2%)
FHLB
0.00%, 7/1/25(o)(p)	$14,445,000	$14,445,000

Total Short-Term Investments (1.2%) (Cost $14,445,000)		14,445,000

Total Investments in Securities (99.9%) (Cost $1,033,520,632)		1,157,023,278
Other Assets Less Liabilities (0.1%)		1,133,940

Net Assets (100%)		$1,158,157,218

*	Non-income producing.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2025.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt
FHLB	— Federal Home Loan Bank
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$74,007,142	$—	$—	$74,007,142
Consumer Discretionary	60,298,428	—	—	60,298,428
Consumer Staples	61,626,553	—	—	61,626,553
Energy	54,538,619	—	—	54,538,619
Financials	218,463,448	—	—	218,463,448
Health Care	167,306,761	—	—	167,306,761
Industrials	178,849,999	—	—	178,849,999
Information Technology	140,853,936	—	—	140,853,936
Materials	74,201,919	—	—	74,201,919
Real Estate	58,616,227	—	—	58,616,227
Utilities	53,815,246	—	—	53,815,246
Short-Term Investments
U.S. Government Agency Securities	—	14,445,000	—	14,445,000

Total Assets	$1,142,578,278	$14,445,000	$—	$1,157,023,278

Total Liabilities	$—	$—	$—	$—

Total	$1,142,578,278	$14,445,000	$—	$1,157,023,278

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,274,201,117
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,284,781,946

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$157,552,816
Aggregate gross unrealized depreciation	(35,407,787)

Net unrealized appreciation	$122,145,029

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,034,878,249

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $1,033,520,632)	$1,157,023,278
Cash	849
Dividends, interest and other receivables	1,645,210
Receivable for Portfolio shares sold	696,353
Receivable for securities sold	595,604
Other assets	12,264

Total assets	1,159,973,558

LIABILITIES
Payable for Portfolio shares repurchased	555,712
Investment management fees payable	541,401
Payable for securities purchased	399,722
Distribution fees payable – Class IB	174,035
Administrative fees payable	83,200
Accrued expenses	62,270

Total liabilities	1,816,340

Commitments and contingent liabilities^

NET ASSETS	$1,158,157,218

Net assets were comprised of:
Paid in capital	$970,644,728
Total distributable earnings (loss)	187,512,490

Net assets	$1,158,157,218

Class IB
Net asset value, offering and redemption price per share, $871,738,127 / 43,235,890 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.16

Class K
Net asset value, offering and redemption price per share, $286,419,091 / 14,240,473 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.11

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $18,745 foreign withholding tax)	$11,678,755
Interest	412,705

Total income	12,091,460

EXPENSES
Investment management fees	3,248,808
Distribution fees – Class IB	1,033,079
Administrative fees	505,197
Professional fees	49,535
Printing and mailing expenses	43,313
Custodian fees	28,861
Trustees’ fees	18,626
Miscellaneous	11,034

Total expenses	4,938,453

NET INVESTMENT INCOME (LOSS)	7,153,007

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	35,521,435
Net change in unrealized appreciation (depreciation) on investments in securities	2,924,915

NET REALIZED AND UNREALIZED GAIN (LOSS)	38,446,350

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45,599,357

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,153,007	$13,124,431
Net realized gain (loss)	35,521,435	132,780,774
Net change in unrealized appreciation (depreciation)	2,924,915	10,999,109

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	45,599,357	156,904,314

Distributions to shareholders:
Class IB	—	(104,828,772)
Class K	—	(38,984,360)

Total distributions to shareholders	—	(143,813,132)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 78,975 shares, respectively ]	—	1,573,260
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (2,258,528) shares, respectively ]	—	(45,431,046)
Capital shares repurchased [ 0 and (255,532) shares, respectively ]	—	(4,992,341)

Total Class IA transactions	—	(48,850,127)

Class IB
Capital shares sold [ 2,679,115 and 4,749,317 shares, respectively ]	52,129,678	97,381,061
Capital shares issued in connection with share class combination (Note 1) [ 0 and 2,248,417 shares, respectively ]	—	45,431,046
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,140,457 shares, respectively ]	—	104,828,772
Capital shares repurchased [ (2,138,071) and (3,877,266) shares, respectively ]	(41,412,688)	(80,203,257)

Total Class IB transactions	10,716,990	167,437,622

Class K
Capital shares sold [ 793,152 and 324,070 shares, respectively ]	14,325,750	6,743,135
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,917,399 shares, respectively ]	—	38,984,360
Capital shares repurchased [ (1,910,398) and (3,747,548) shares, respectively ]	(36,931,682)	(77,963,518)

Total Class K transactions	(22,605,932)	(32,236,023)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(11,888,942)	86,351,472

TOTAL INCREASE (DECREASE) IN NET ASSETS	33,710,415	99,442,654
NET ASSETS:
Beginning of period	1,124,446,803	1,025,004,149

End of period	$1,158,157,218	$1,124,446,803

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024	2023	2022	2021	2020
Net asset value, beginning of period	$19.39		$19.10	$18.30	$19.99	$20.24	$18.73

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.23	0.27	0.22	0.16	0.18
Net realized and unrealized gain (loss)	0.65		2.81	1.71	(0.16)	4.36	1.82

Total from investment operations	0.77		3.04	1.98	0.06	4.52	2.00

Less distributions:
Dividends from net investment income	—		(0.24)	(0.27)	(0.21)	(0.16)	(0.19)
Distributions from net realized gains	—		(2.51)	(0.91)	(1.54)	(4.61)	(0.30)

Total dividends and distributions	—		(2.75)	(1.18)	(1.75)	(4.77)	(0.49)

Net asset value, end of period	$20.16		$19.39	$19.10	$18.30	$19.99	$20.24

Total return (b)	3.97%		15.45%	10.90%	0.20%	23.18%	11.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$871,738		$827,782	$657,726	$560,858	$466,004	$335,218
Ratio of expenses to average net assets (a)(f)	0.95%		0.96%	0.96%	0.96%	0.96%	0.98%
Ratio of net investment income (loss) to average net assets (a)(f)	1.22%		1.12%	1.42%	1.13%	0.66%	1.11%
Portfolio turnover rate^	114	%(z)	154%	139%	137%	97%	146%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024	2023	2022	2021	2020
Net asset value, beginning of period	$19.32		$19.03	$18.23	$19.92	$20.18	$18.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.28	0.31	0.27	0.21	0.23
Net realized and unrealized gain (loss)	0.65		2.81	1.72	(0.16)	4.36	1.81

Total from investment operations	0.79		3.09	2.03	0.11	4.57	2.04

Less distributions:
Dividends from net investment income	—		(0.29)	(0.32)	(0.26)	(0.22)	(0.23)
Distributions from net realized gains	—		(2.51)	(0.91)	(1.54)	(4.61)	(0.30)

Total dividends and distributions	—		(2.80)	(1.23)	(1.80)	(4.83)	(0.53)

Net asset value, end of period	$20.11		$19.32	$19.03	$18.23	$19.92	$20.18

Total return (b)	4.09%		15.76%	11.20%	0.45%	23.48%	11.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$286,419		$296,664	$320,973	$328,392	$394,708	$416,748
Ratio of expenses to average net assets (a)(f)	0.70%		0.71%	0.71%	0.71%	0.71%	0.73%
Ratio of net investment income (loss) to average net assets (a)(f)	1.46%		1.39%	1.66%	1.35%	0.89%	1.36%
Portfolio turnover rate^	114	%(z)	154%	139%	137%	97%	146%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.6%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	571,061	$16,526,505
Verizon Communications, Inc.	302,546	13,091,166

		29,617,671

Entertainment (2.2%)
Electronic Arts, Inc.	4,177	667,067
Live Nation Entertainment, Inc.*	2,834	428,728
Netflix, Inc.*	16,313	21,845,228
Spotify Technology SA*	11,165	8,567,351
Take-Two Interactive Software, Inc.*	3,048	740,207
TKO Group Holdings, Inc., Class A	1,330	241,993
Walt Disney Co. (The)	70,782	8,777,676
Warner Bros Discovery, Inc.*	40,601	465,287

		41,733,537

Interactive Media & Services (5.4%)
Alphabet, Inc., Class A	157,139	27,692,606
Alphabet, Inc., Class C	120,508	21,376,914
Match Group, Inc.	4,718	145,739
Meta Platforms, Inc., Class A	73,511	54,257,734
Pinterest, Inc., Class A*	24,780	888,611

		104,361,604

Media (0.3%)
Charter Communications, Inc., Class A*	6,608	2,701,417
Comcast Corp., Class A	69,023	2,463,431
Fox Corp., Class A	4,137	231,838
Fox Corp., Class B	2,299	118,697
Interpublic Group of Cos., Inc. (The)	7,107	173,979
News Corp., Class A	7,098	210,953
News Corp., Class B	1,843	63,233
Omnicom Group, Inc.	3,564	256,394
Paramount Global, Class B	11,916	153,716

		6,373,658

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	8,782	2,092,399

Total Communication Services		184,178,869

Consumer Discretionary (7.7%)
Automobile Components (0.0%)†
Aptiv plc*	4,261	290,685

Automobiles (0.9%)
Ford Motor Co.	72,294	784,390
General Motors Co.	17,785	875,200
Tesla, Inc.*	51,972	16,509,425

		18,169,015

Broadline Retail (3.1%)
Amazon.com, Inc.*	267,222	58,625,835
eBay, Inc.	8,459	629,857

		59,255,692

Distributors (0.0%)†
Genuine Parts Co.	2,563	310,917
LKQ Corp.(x)	4,953	183,311
Pool Corp.(x)	677	197,332

		691,560

Hotels, Restaurants & Leisure (1.7%)
Airbnb, Inc., Class A*	8,039	1,063,881
Aramark	52,979	2,218,231
Booking Holdings, Inc.	854	4,944,011
Caesars Entertainment, Inc.*	4,050	114,980
Carnival Corp.*	19,137	538,132
Chipotle Mexican Grill, Inc.*	51,155	2,872,353
Darden Restaurants, Inc.	2,176	474,303
Domino’s Pizza, Inc.	609	274,415
DoorDash, Inc., Class A*	6,301	1,553,260
Expedia Group, Inc.	2,257	380,711
Hilton Worldwide Holdings, Inc.	4,352	1,159,112
Las Vegas Sands Corp.	6,163	268,152
Marriott International, Inc., Class A	11,708	3,198,743
McDonald’s Corp.	13,215	3,861,027
MGM Resorts International*	4,085	140,483
Norwegian Cruise Line Holdings Ltd.*	9,126	185,075
Royal Caribbean Cruises Ltd.	19,052	5,965,943
Starbucks Corp.	21,096	1,933,026
Wynn Resorts Ltd.	1,572	147,249
Yum! Brands, Inc.	14,757	2,186,692

		33,479,779

Household Durables (0.4%)
DR Horton, Inc.	5,038	649,499
Garmin Ltd.	2,853	595,478
Lennar Corp., Class A	4,302	475,844
Mohawk Industries, Inc.*	1,012	106,098
NVR, Inc.*	54	398,826
PulteGroup, Inc.	3,760	396,530
TopBuild Corp.*	14,965	4,844,769

		7,467,044

Leisure Products (0.0%)†
Hasbro, Inc.	2,313	170,746

Specialty Retail (1.4%)
AutoZone, Inc.*	312	1,158,216
Best Buy Co., Inc.	3,752	251,872
Burlington Stores, Inc.*	6,150	1,430,736
CarMax, Inc.*	3,071	206,402
Home Depot, Inc. (The)	18,449	6,764,141
Lowe’s Cos., Inc.	10,331	2,292,139
O’Reilly Automotive, Inc.*	86,027	7,753,613
Ross Stores, Inc.	6,127	781,682
TJX Cos., Inc. (The)	20,651	2,550,192
Tractor Supply Co.	38,671	2,040,669
Ulta Beauty, Inc.*	835	390,630
Williams-Sonoma, Inc.	2,259	369,053

		25,989,345

Textiles, Apparel & Luxury Goods (0.2%)
Deckers Outdoor Corp.*	2,906	299,521
Lululemon Athletica, Inc.*	2,081	494,404
NIKE, Inc., Class B	21,938	1,558,476
Ralph Lauren Corp.	770	211,196
Tapestry, Inc.	3,721	326,741

		2,890,338

Total Consumer Discretionary		148,404,204

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (5.1%)
Beverages (0.8%)
Brown-Forman Corp., Class B	3,134	$84,336
Coca-Cola Co. (The)	146,647	10,375,275
Constellation Brands, Inc., Class A	2,886	469,494
Keurig Dr Pepper, Inc.	25,225	833,939
Molson Coors Beverage Co., Class B	3,081	148,165
Monster Beverage Corp.*	13,004	814,571
PepsiCo, Inc.	25,472	3,363,323

		16,089,103

Consumer Staples Distribution & Retail (1.2%)
Costco Wholesale Corp.	8,215	8,132,357
Dollar General Corp.	4,059	464,268
Dollar Tree, Inc.*	3,731	369,518
Kroger Co. (The)	67,541	4,844,716
Sysco Corp.	9,086	688,174
Target Corp.	8,510	839,511
Walgreens Boots Alliance, Inc.	13,668	156,909
Walmart, Inc.	80,073	7,829,538

		23,324,991

Food Products (0.6%)
Archer-Daniels-Midland Co.	8,772	462,986
Bunge Global SA	2,350	188,658
Campbell’s Co. (The)	3,437	105,344
Conagra Brands, Inc.	8,515	174,302
General Mills, Inc.	10,238	530,431
Hershey Co. (The)	2,718	451,052
Hormel Foods Corp.	5,110	154,577
J M Smucker Co. (The)	1,915	188,053
Kellanova	4,970	395,264
Kraft Heinz Co. (The)	16,201	418,310
Lamb Weston Holdings, Inc.	2,462	127,655
McCormick & Co., Inc. (Non-Voting)	4,584	347,559
Mondelez International, Inc., Class A	108,601	7,324,051
Tyson Foods, Inc., Class A	5,537	309,740

		11,177,982

Household Products (0.6%)
Church & Dwight Co., Inc.	22,283	2,141,619
Clorox Co. (The)	2,248	269,917
Colgate-Palmolive Co.	15,072	1,370,045
Kimberly-Clark Corp.	6,160	794,147
Procter & Gamble Co. (The)	43,549	6,938,227

		11,513,955

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	4,205	339,764
Kenvue, Inc.	35,608	745,276

		1,085,040

Tobacco (1.8%)
Altria Group, Inc.	160,684	9,420,903
Philip Morris International, Inc.	141,132	25,704,371

		35,125,274

Total Consumer Staples		98,316,345

Energy (2.3%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	18,388	704,996
Halliburton Co.	15,762	321,229
Schlumberger NV	25,087	847,941

		1,874,166

Oil, Gas & Consumable Fuels (2.2%)
APA Corp.	6,233	114,002
Chevron Corp.	30,101	4,310,162
ConocoPhillips	33,914	3,043,442
Coterra Energy, Inc.	14,215	360,777
Devon Energy Corp.	12,200	388,082
Diamondback Energy, Inc.	3,441	472,793
EOG Resources, Inc.	10,115	1,209,855
EQT Corp.	11,082	646,302
Expand Energy Corp.	45,056	5,268,849
Exxon Mobil Corp.	173,865	18,742,647
Hess Corp.	5,133	711,126
Kinder Morgan, Inc.	35,902	1,055,519
Marathon Petroleum Corp.	5,665	941,013
Occidental Petroleum Corp.	13,274	557,641
ONEOK, Inc.	11,523	940,622
Phillips 66	7,439	887,473
Targa Resources Corp.	4,050	705,024
Texas Pacific Land Corp.	350	369,736
Valero Energy Corp.	5,880	790,390
Williams Cos., Inc. (The)	22,639	1,421,956

		42,937,411

Total Energy		44,811,577

Financials (12.0%)
Banks (2.6%)
Bank of America Corp.	121,445	5,746,778
Citigroup, Inc.	34,493	2,936,044
Citizens Financial Group, Inc.	7,936	355,136
Fifth Third Bancorp	12,441	511,698
Huntington Bancshares, Inc.	26,582	445,514
JPMorgan Chase & Co.	95,598	27,714,816
KeyCorp	17,993	313,438
M&T Bank Corp.	2,924	567,227
PNC Financial Services Group, Inc. (The)	7,353	1,370,746
Regions Financial Corp.	16,372	385,070
Truist Financial Corp.	76,438	3,286,070
US Bancorp	28,972	1,310,983
Wells Fargo & Co.	60,311	4,832,117

		49,775,637

Capital Markets (2.5%)
Ameriprise Financial, Inc.	1,730	923,353
Bank of New York Mellon Corp. (The)	13,329	1,214,405
BlackRock, Inc.‡	2,701	2,834,024
Blackstone, Inc.	13,593	2,033,241
Cboe Global Markets, Inc.	1,928	449,629
Charles Schwab Corp. (The)	31,649	2,887,655
CME Group, Inc.	22,821	6,289,924
Coinbase Global, Inc., Class A*	3,899	1,366,561
FactSet Research Systems, Inc.	731	326,962
Franklin Resources, Inc.	5,598	133,512
Goldman Sachs Group, Inc. (The)	5,687	4,024,974
Intercontinental Exchange, Inc.	42,121	7,727,940
Invesco Ltd.	8,878	140,006
KKR & Co., Inc.	34,686	4,614,279
MarketAxess Holdings, Inc.	660	147,404
Moody’s Corp.	2,875	1,442,071
Morgan Stanley	22,981	3,237,104

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
MSCI, Inc.	1,442	$831,659
Nasdaq, Inc.	7,686	687,282
Northern Trust Corp.	3,556	450,865
Raymond James Financial, Inc.	3,425	525,292
S&P Global, Inc.	7,796	4,110,753
State Street Corp.	5,358	569,770
T. Rowe Price Group, Inc.	4,135	399,027

		47,367,692

Consumer Finance (0.7%)
American Express Co.	10,210	3,256,786
Capital One Financial Corp.	49,570	10,546,513
Synchrony Financial	7,220	481,863

		14,285,162

Financial Services (3.4%)
Apollo Global Management, Inc.	8,302	1,177,805
Berkshire Hathaway, Inc., Class B*	50,542	24,551,787
Corpay, Inc.*	1,284	426,057
Fidelity National Information Services, Inc.	9,838	800,912
Fiserv, Inc.*	10,276	1,771,685
Global Payments, Inc.	4,599	368,104
Jack Henry & Associates, Inc.	1,404	252,959
Mastercard, Inc., Class A	22,695	12,753,228
PayPal Holdings, Inc.*	17,895	1,329,956
Toast, Inc., Class A*	63,877	2,829,112
Visa, Inc., Class A	52,638	18,689,122

		64,950,727

Insurance (2.8%)
Aflac, Inc.	8,917	940,387
Allstate Corp. (The)	27,275	5,490,730
American International Group, Inc.	107,301	9,183,893
Aon plc, Class A	4,017	1,433,105
Arch Capital Group Ltd.	19,996	1,820,636
Arthur J Gallagher & Co.	4,724	1,512,247
Assurant, Inc.	907	179,123
Brown & Brown, Inc.	5,193	575,748
Chubb Ltd.	6,921	2,005,152
Cincinnati Financial Corp.	31,447	4,683,087
Erie Indemnity Co., Class A	472	163,685
Everest Group Ltd.	784	266,442
Globe Life, Inc.	1,503	186,808
Hartford Insurance Group, Inc. (The)	5,342	677,739
Loews Corp.	3,113	285,338
Marsh & McLennan Cos., Inc.	22,226	4,859,493
MetLife, Inc.	10,388	835,403
Principal Financial Group, Inc.	3,908	310,412
Progressive Corp. (The)	51,353	13,704,062
Prudential Financial, Inc.	6,575	706,418
Slide Insurance Holdings, Inc.*	70,434	1,525,600
Travelers Cos., Inc. (The)	4,211	1,126,611
W.R. Berkley Corp.	5,576	409,669
Willis Towers Watson plc	1,854	568,251

		53,450,039

Total Financials		229,829,257

Health Care (6.7%)
Biotechnology (1.0%)
AbbVie, Inc.	32,786	6,085,737
Amgen, Inc.	17,671	4,933,920
Biogen, Inc.*	2,641	331,683
Gilead Sciences, Inc.	23,146	2,566,197
Incyte Corp.*	3,145	214,175
Moderna, Inc.*	6,756	186,398
Regeneron Pharmaceuticals, Inc.	4,456	2,339,400
Vertex Pharmaceuticals, Inc.*	4,769	2,123,159

		18,780,669

Health Care Equipment & Supplies (1.3%)
Abbott Laboratories	46,785	6,363,228
Align Technology, Inc.*	1,207	228,521
Baxter International, Inc.	9,355	283,269
Becton Dickinson & Co.	5,333	918,609
Boston Scientific Corp.*	27,372	2,940,027
Cooper Cos., Inc. (The)*	3,594	255,749
Dexcom, Inc.*	7,256	633,376
Edwards Lifesciences Corp.*	10,954	856,712
GE HealthCare Technologies, Inc.	8,493	629,077
Hologic, Inc.*	4,317	281,296
IDEXX Laboratories, Inc.*	1,467	786,811
Insulet Corp.*	1,303	409,377
Intuitive Surgical, Inc.*	6,624	3,599,548
Medtronic plc	23,815	2,075,954
ResMed, Inc.	2,728	703,824
Solventum Corp.*	2,468	187,173
STERIS plc	1,825	438,401
Stryker Corp.	6,378	2,523,328
Zimmer Biomet Holdings, Inc.	3,639	331,913

		24,446,193

Health Care Providers & Services (1.8%)
Cardinal Health, Inc.	4,311	724,248
Cencora, Inc.	3,205	961,019
Centene Corp.*	9,210	499,919
Cigna Group (The)	27,185	8,986,817
CVS Health Corp.	23,416	1,615,236
DaVita, Inc.*	836	119,088
Elevance Health, Inc.	14,069	5,472,278
HCA Healthcare, Inc.	3,210	1,229,751
Henry Schein, Inc.*	2,351	171,740
Humana, Inc.	2,241	547,880
Labcorp Holdings, Inc.	1,549	406,628
McKesson Corp.	4,253	3,116,513
Molina Healthcare, Inc.*	1,031	307,135
Quest Diagnostics, Inc.	2,046	367,523
UnitedHealth Group, Inc.	31,542	9,840,158
Universal Health Services, Inc., Class B	1,132	205,062

		34,570,995

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	5,298	625,217
Bio-Techne Corp.	2,686	138,195
Charles River Laboratories International, Inc.*	847	128,515
Danaher Corp.	18,357	3,626,242
IQVIA Holdings, Inc.*	3,089	486,795
Mettler-Toledo International, Inc.*	1,503	1,765,604

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Revvity, Inc.	2,090	$202,145
Thermo Fisher Scientific, Inc.	6,996	2,836,598
Waters Corp.*	1,071	373,822
West Pharmaceutical Services, Inc.	1,345	294,286

		10,477,419

Pharmaceuticals (2.1%)
Bristol-Myers Squibb Co.	70,318	3,255,020
Eli Lilly & Co.	18,141	14,141,454
Johnson & Johnson	44,536	6,802,874
Merck & Co., Inc.	46,538	3,683,948
Pfizer, Inc.	105,248	2,551,212
Royalty Pharma plc, Class A	56,289	2,028,093
Viatris, Inc.	23,410	209,051
Zoetis, Inc.	49,231	7,677,574

		40,349,226

Total Health Care		128,624,502

Industrials (6.8%)
Aerospace & Defense (1.9%)
ATI, Inc.*	36,503	3,151,669
Axon Enterprise, Inc.*	1,345	1,113,579
Boeing Co. (The)*	13,930	2,918,753
GE Aerospace	36,334	9,352,008
General Dynamics Corp.	4,713	1,374,594
Howmet Aerospace, Inc.	7,522	1,400,070
Huntington Ingalls Industries, Inc.	698	168,539
L3Harris Technologies, Inc.	3,497	877,187
Lockheed Martin Corp.	3,833	1,775,216
Northrop Grumman Corp.	2,527	1,263,449
RTX Corp.	24,740	3,612,535
Textron, Inc.	3,492	280,373
TransDigm Group, Inc.	6,484	9,859,830

		37,147,802

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	2,144	205,717
Expeditors International of Washington, Inc.	2,683	306,533
FedEx Corp.	13,000	2,955,030
United Parcel Service, Inc., Class B	13,583	1,371,068

		4,838,348

Building Products (0.4%)
A.O. Smith Corp.	2,082	136,517
Allegion plc	1,675	241,401
Builders FirstSource, Inc.*	2,109	246,099
Carrier Global Corp.	43,629	3,193,206
Johnson Controls International plc	12,260	1,294,901
Lennox International, Inc.	619	354,836
Masco Corp.	3,855	248,108
Trane Technologies plc	4,099	1,792,944

		7,508,012

Commercial Services & Supplies (0.3%)
Cintas Corp.	6,370	1,419,682
Copart, Inc.*	16,284	799,056
Republic Services, Inc.	3,770	929,720
Rollins, Inc.	5,121	288,927
Veralto Corp.	4,531	457,404
Waste Connections, Inc.	5,841	1,090,631
Waste Management, Inc.	6,783	1,552,086

		6,537,506

Construction & Engineering (0.1%)
Quanta Services, Inc.	2,741	1,036,317

Electrical Equipment (0.9%)
AMETEK, Inc.	4,296	777,404
Eaton Corp. plc	25,120	8,967,589
Emerson Electric Co.	10,473	1,396,365
GE Vernova, Inc.	9,032	4,779,283
Generac Holdings, Inc.*	1,025	146,790
Hubbell, Inc., Class B	995	406,368
Rockwell Automation, Inc.	2,100	697,557

		17,171,356

Ground Transportation (0.5%)
CSX Corp.	34,764	1,134,349
JB Hunt Transport Services, Inc.	1,456	209,082
Norfolk Southern Corp.	4,205	1,076,354
Old Dominion Freight Line, Inc.	3,481	564,966
Saia, Inc.*	2,768	758,404
Uber Technologies, Inc.*	38,797	3,619,760
Union Pacific Corp.	11,071	2,547,216

		9,910,131

Industrial Conglomerates (0.2%)
3M Co.	9,885	1,504,892
Honeywell International, Inc.	11,911	2,773,834

		4,278,726

Machinery (1.1%)
Caterpillar, Inc.	8,717	3,384,027
Cummins, Inc.	2,553	836,107
Deere & Co.	4,704	2,391,937
Dover Corp.	2,520	461,740
Fortive Corp.	6,337	330,348
IDEX Corp.	1,370	240,531
Illinois Tool Works, Inc.	4,960	1,226,360
Ingersoll Rand, Inc.	27,382	2,277,635
Nordson Corp.	967	207,296
Otis Worldwide Corp.	7,364	729,183
PACCAR, Inc.	9,739	925,789
Parker-Hannifin Corp.	2,348	1,640,008
Pentair plc	3,001	308,083
Snap-on, Inc.	1,012	314,914
Stanley Black & Decker, Inc.	2,730	184,957
Westinghouse Air Brake Technologies Corp.	3,173	664,267
Xylem, Inc.	44,202	5,717,971

		21,841,153

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	11,905	585,488
Southwest Airlines Co.	10,503	340,717
United Airlines Holdings, Inc.*	6,108	486,380

		1,412,585

Professional Services (0.4%)
Automatic Data Processing, Inc.	7,557	2,330,579
Broadridge Financial Solutions, Inc.	2,173	528,104
Dayforce, Inc.*	31,974	1,771,040
Equifax, Inc.	2,303	597,329
Jacobs Solutions, Inc.	2,256	296,551
Leidos Holdings, Inc.	2,436	384,303
Paychex, Inc.	5,952	865,778

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Paycom Software, Inc.	848	$196,227
Verisk Analytics, Inc.	2,623	817,065

		7,786,976

Trading Companies & Distributors (0.6%)
Fastenal Co.	21,300	894,600
FTAI Aviation Ltd.	19,165	2,204,742
United Rentals, Inc.	9,453	7,121,890
W.W. Grainger, Inc.	796	828,031

		11,049,263

Total Industrials		130,518,175

Information Technology (23.4%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	19,185	1,962,817
Cisco Systems, Inc.	73,968	5,131,900
F5, Inc.*	1,040	306,093
Juniper Networks, Inc.	6,149	245,530
Motorola Solutions, Inc.	15,644	6,577,676

		14,224,016

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	22,492	2,221,085
CDW Corp.	2,475	442,010
Corning, Inc.	14,317	752,931
Jabil, Inc.	1,978	431,402
Keysight Technologies, Inc.*	3,197	523,860
Ralliant Corp.*	2,112	102,427
TE Connectivity plc	5,541	934,601
Teledyne Technologies, Inc.*	855	438,025
Trimble, Inc.*	4,448	337,959
Zebra Technologies Corp., Class A*	950	292,942

		6,477,242

IT Services (1.0%)
Accenture plc, Class A	17,252	5,156,450
Akamai Technologies, Inc.(x)*	2,852	227,475
Cognizant Technology Solutions Corp., Class A	9,186	716,784
EPAM Systems, Inc.*	1,127	199,276
Gartner, Inc.*	1,427	576,822
GoDaddy, Inc., Class A*	2,623	472,297
International Business Machines Corp.	35,911	10,585,845
VeriSign, Inc.	1,511	436,377

		18,371,326

Semiconductors & Semiconductor Equipment (9.6%)
Advanced Micro Devices, Inc.*	30,096	4,270,622
Analog Devices, Inc.	9,214	2,193,116
Applied Materials, Inc.	15,094	2,763,259
Broadcom, Inc.	134,080	36,959,152
Enphase Energy, Inc.*	2,737	108,522
First Solar, Inc.*	1,949	322,637
Intel Corp.	80,417	1,801,341
KLA Corp.	6,414	5,745,276
Lam Research Corp.	23,840	2,320,586
Microchip Technology, Inc.	9,915	697,719
Micron Technology, Inc.	60,829	7,497,174
Monolithic Power Systems, Inc.	9,333	6,825,969
NVIDIA Corp.	587,439	92,809,488
NXP Semiconductors NV	4,720	1,031,273
ON Semiconductor Corp.*	7,675	402,247
QUALCOMM, Inc.	20,322	3,236,482
Skyworks Solutions, Inc.	3,005	223,933
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	48,310	10,941,732
Teradyne, Inc.	2,957	265,893
Texas Instruments, Inc.	16,907	3,510,231

		183,926,652

Software (8.4%)
Adobe, Inc.*	7,899	3,055,965
ANSYS, Inc.*	1,614	566,869
Atlassian Corp., Class A*	12,902	2,620,267
Autodesk, Inc.*	3,993	1,236,113
Cadence Design Systems, Inc.*	5,094	1,569,716
Crowdstrike Holdings, Inc., Class A*	4,575	2,330,093
Fair Isaac Corp.*	453	828,066
Fortinet, Inc.*	11,815	1,249,082
Gen Digital, Inc.	10,597	311,552
Intuit, Inc.	5,199	4,094,888
Microsoft Corp.	202,731	100,840,427
Oracle Corp.	30,128	6,586,885
Palantir Technologies, Inc., Class A*	39,423	5,374,143
Palo Alto Networks, Inc.*	12,297	2,516,458
PTC, Inc.*	2,235	385,180
Roper Technologies, Inc.	1,991	1,128,579
Salesforce, Inc.	33,165	9,043,764
ServiceNow, Inc.*	14,031	14,424,991
Synopsys, Inc.*	2,871	1,471,904
Tyler Technologies, Inc.*	781	463,008
Workday, Inc., Class A*	3,974	953,760

		161,051,710

Technology Hardware, Storage & Peripherals (3.3%)
Apple, Inc.	293,957	60,311,158
Dell Technologies, Inc., Class C	5,462	669,641
Hewlett Packard Enterprise Co.	24,393	498,837
HP, Inc.	17,233	421,519
NetApp, Inc.	3,776	402,333
Seagate Technology Holdings plc	3,932	567,505
Super Micro Computer, Inc.*	9,161	448,981
Western Digital Corp.	6,354	406,592

		63,726,566

Total Information Technology		447,777,512

Materials (1.6%)
Chemicals (1.2%)
Air Products and Chemicals, Inc.	9,722	2,742,187
Albemarle Corp.(x)	2,210	138,501
CF Industries Holdings, Inc.	3,149	289,708
Corteva, Inc.	31,764	2,367,371
Dow, Inc.	13,047	345,484
DuPont de Nemours, Inc.	7,764	532,533
Eastman Chemical Co.	1,964	146,632
Ecolab, Inc.	4,680	1,260,979
International Flavors & Fragrances, Inc.	4,749	349,289
Linde plc	12,871	6,038,816
LyondellBasell Industries NV, Class A	4,653	269,223
Mosaic Co. (The)	5,788	211,146
PPG Industries, Inc.	4,309	490,149
Sherwin-Williams Co. (The)	23,533	8,080,291

		23,262,309

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	1,135	$623,070
Vulcan Materials Co.	2,453	639,791

		1,262,861

Containers & Packaging (0.1%)
Amcor plc	41,921	385,254
Avery Dennison Corp.	1,449	254,256
Ball Corp.	4,937	276,917
International Paper Co.	9,647	451,769
Packaging Corp. of America	1,656	312,073
Smurfit WestRock plc	9,022	389,299

		2,069,568

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	26,689	1,156,968
Newmont Corp.	20,560	1,197,825
Nucor Corp.	4,361	564,924
Steel Dynamics, Inc.	2,583	330,650

		3,250,367

Total Materials		29,845,105

Real Estate (1.2%)
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	2,717	197,336
Healthpeak Properties, Inc. (REIT)	12,563	219,978
Ventas, Inc. (REIT)	8,119	512,715
Welltower, Inc. (REIT)	27,540	4,233,724

		5,163,753

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	12,524	192,369

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	17,214	1,809,536

Office REITs (0.0%)†
BXP, Inc. (REIT)	2,843	191,817

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	5,490	769,259
CoStar Group, Inc.*	7,827	629,291

		1,398,550

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	2,638	536,833
Camden Property Trust (REIT)	1,929	217,379
Equity Residential (REIT)	6,347	428,359
Essex Property Trust, Inc. (REIT)	1,171	331,861
Invitation Homes, Inc. (REIT)	11,036	361,981
Mid-America Apartment Communities, Inc. (REIT)	2,171	321,330
UDR, Inc. (REIT)	5,364	219,012

		2,416,755

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	1,381	131,181
Kimco Realty Corp. (REIT)	13,001	273,281
Realty Income Corp. (REIT)	16,841	970,210
Regency Centers Corp. (REIT)	3,145	224,018
Simon Property Group, Inc. (REIT)	5,696	915,689

		2,514,379

Specialized REITs (0.5%)
American Tower Corp. (REIT)	8,679	1,918,233
Crown Castle, Inc. (REIT)	8,071	829,134
Digital Realty Trust, Inc. (REIT)	5,877	1,024,537
Equinix, Inc. (REIT)	1,808	1,438,210
Extra Space Storage, Inc. (REIT)	3,937	580,471
Iron Mountain, Inc. (REIT)	5,455	559,519
Public Storage (REIT)	2,927	858,840
SBA Communications Corp. (REIT)	1,997	468,976
VICI Properties, Inc. (REIT), Class A	19,578	638,243
Weyerhaeuser Co. (REIT)	13,428	344,965

		8,661,128

Total Real Estate		22,348,287

Utilities (4.0%)
Electric Utilities (2.6%)
Alliant Energy Corp.	4,665	282,092
American Electric Power Co., Inc.	87,083	9,035,732
Constellation Energy Corp.	23,251	7,504,493
Duke Energy Corp.	58,950	6,956,100
Edison International	7,098	366,257
Entergy Corp.	8,376	696,213
Evergy, Inc.	4,215	290,540
Eversource Energy	6,693	425,809
Exelon Corp.	132,686	5,761,226
FirstEnergy Corp.	9,382	377,719
NextEra Energy, Inc.	103,417	7,179,208
NRG Energy, Inc.	3,577	574,395
PG&E Corp.	40,739	567,902
Pinnacle West Capital Corp.	2,155	192,808
PPL Corp.	89,762	3,042,034
Southern Co. (The)	20,349	1,868,649
Xcel Energy, Inc.	61,713	4,202,655

		49,323,832

Gas Utilities (0.3%)
Atmos Energy Corp.	41,796	6,441,181

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	12,327	129,680
Vistra Corp.	6,319	1,224,685

		1,354,365

Multi-Utilities (0.9%)
Ameren Corp.	5,013	481,448
CenterPoint Energy, Inc.	108,953	4,002,933
CMS Energy Corp.	5,431	376,260
Consolidated Edison, Inc.	6,759	678,266
Dominion Energy, Inc.	15,601	881,768
DTE Energy Co.	24,589	3,257,059
NiSource, Inc.	115,484	4,658,625
Public Service Enterprise Group, Inc.	9,253	778,918
Sempra	12,220	925,909
WEC Energy Group, Inc.	5,900	614,780

		16,655,966

Water Utilities (0.1%)
American Water Works Co., Inc.	22,835	3,176,577

Total Utilities		76,951,921

Total Common Stocks (80.4%) (Cost $584,360,291)		1,541,605,754

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (9.2%)
iShares Core S&P 500 ETF	103,844	$64,476,740
iShares Morningstar Growth ETF	33,990	3,293,631
iShares Morningstar U.S. Equity ETF(x)‡	348,108	29,860,704
iShares Morningstar Value ETF	31,526	2,628,953
iShares Russell 1000 ETF	96,999	32,937,950
SPDR Portfolio S&P 500 Growth ETF	5,600	533,792
SPDR Portfolio S&P 500 Value ETF(x)	82,600	4,323,284
Vanguard Growth ETF	6,300	2,761,920
Vanguard Large-Cap ETF(x)	103,113	29,418,139
Vanguard Russell 1000 Growth ETF	24,200	2,642,640
Vanguard Russell 1000 Value ETF(x)	23,300	1,985,393
Vanguard Value ETF(x)	13,100	2,315,294

Total Exchange Traded Funds (9.2%) (Cost $40,632,437)		177,178,440

SHORT-TERM INVESTMENTS:
Investment Companies (4.1%)
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	2,988,857	2,988,857
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	75,339,803	75,354,871

Total Investment Companies		78,343,728

Total Short-Term Investments (4.1%) (Cost $78,343,215)		78,343,728

Total Investments in Securities (93.7%) (Cost $703,335,943)		1,797,127,922
Other Assets Less Liabilities (6.3%)		120,899,591

Net Assets (100%)		$1,918,027,513

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $4,285,775. This was collateralized by $1,469,390 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%, maturing 7/15/25 – 11/15/54 and by cash of $2,988,857 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
BlackRock, Inc.	2,701	3,115,309	—	(322,590)	174,021	(132,716)	2,834,024	29,572	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar U.S. Equity ETF (x)	348,108	29,169,553	—	(908,399)	638,614	960,936	29,860,704	168,842	—

Total		32,284,862	—	(1,230,989)	812,635	828,220	32,694,728	198,414	—

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	604	9/2025	USD	188,863,250	5,650,575

					5,650,575

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$184,178,869	$—	$—	$184,178,869
Consumer Discretionary	148,404,204	—	—	148,404,204
Consumer Staples	98,316,345	—	—	98,316,345
Energy	44,811,577	—	—	44,811,577
Financials	229,829,257	—	—	229,829,257
Health Care	128,624,502	—	—	128,624,502
Industrials	130,518,175	—	—	130,518,175
Information Technology	447,777,512	—	—	447,777,512
Materials	29,845,105	—	—	29,845,105
Real Estate	22,348,287	—	—	22,348,287
Utilities	76,951,921	—	—	76,951,921
Exchange Traded Funds	177,178,440	—	—	177,178,440
Futures	5,650,575	—	—	5,650,575

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Companies	$78,343,728	$—	$—	$78,343,728

Total Assets	$1,802,778,497	$—	$—	$1,802,778,497

Total Liabilities	$—	$—	$—	$—

Total	$1,802,778,497	$—	$—	$1,802,778,497

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$5,650,575	*

Total		$5,650,575

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(62,731,237)	$(62,731,237)

Total	$(62,731,237)	$(62,731,237)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$12,169,726	$12,169,726

Total	$12,169,726	$12,169,726

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$191,211,000
Average notional value of contracts — short	303,095,000

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$331,346,757
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$510,030,881

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,118,987,122
Aggregate gross unrealized depreciation	(17,045,673)

Net unrealized appreciation	$1,101,941,449

Federal income tax cost of investments in securities and derivative instruments, if applicable	$700,837,048

For the six months ended June 30, 2025 the Portfolio incurred approximately $2,298 as brokerage commissions with Bernstein Institutional Services, LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $6,064,827)	$32,694,728
Unaffiliated Issuers (Cost $697,271,116)	1,764,433,194
Cash	110,175,796
Foreign cash (Cost $7)	7
Cash held as collateral at broker for futures	13,182,600
Dividends, interest and other receivables	1,810,365
Receivable for securities sold	932,762
Due from broker for futures variation margin	907,119
Receivable for Portfolio shares sold	100,267
Securities lending income receivable	4,231
Other assets	19,943

Total assets	1,924,261,012

LIABILITIES
Payable for return of collateral on securities loaned	2,988,857
Payable for Portfolio shares repurchased	1,502,328
Investment management fees payable	738,036
Payable for securities purchased	304,548
Distribution fees payable – Class IB	281,601
Administrative fees payable	183,164
Trustees’ fees payable	1,235
Accrued expenses	233,730

Total liabilities	6,233,499

Commitments and contingent liabilities^
NET ASSETS	$1,918,027,513

Net assets were comprised of:
Paid in capital	$809,183,671
Total distributable earnings (loss)	1,108,843,842

Net assets	$1,918,027,513

Class IB
Net asset value, offering and redemption price per share, $1,404,772,258 / 126,267,529 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.13

Class K
Net asset value, offering and redemption price per share, $513,255,255 / 45,997,312 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.16

(x)	Includes value of securities on loan of $4,285,775.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends ($198,414 of dividend income received from affiliates) (net of $17,519 foreign withholding tax)	$12,956,278
Interest	2,704,728
Securities lending (net)	19,177

Total income	15,680,183

EXPENSES
Investment management fees	4,533,300
Distribution fees – Class IB	1,734,637
Administrative fees	1,177,282
Custodian fees	106,864
Printing and mailing expenses	69,726
Professional fees	66,787
Trustees’ fees	31,873
Miscellaneous	26,774

Total expenses	7,747,243

NET INVESTMENT INCOME (LOSS)	7,932,940

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($812,635 realized gain (loss) from affiliates)	131,776,357
Futures contracts	(62,731,237)

Net realized gain (loss)	69,045,120

Change in unrealized appreciation (depreciation) on:
Investments in securities ($828,220 of change in unrealized appreciation (depreciation) from affiliates)	(52,607,092)
Futures contracts	12,169,726

Net change in unrealized appreciation (depreciation)	(40,437,366)

NET REALIZED AND UNREALIZED GAIN (LOSS)	28,607,754

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,540,694

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,932,940	$17,358,034
Net realized gain (loss)	69,045,120	354,982,534
Net change in unrealized appreciation (depreciation)	(40,437,366)	67,734,279

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	36,540,694	440,074,847

Distributions to shareholders:
Class IB	—	(273,894,173)
Class K	—	(99,470,476)

Total distributions to shareholders	—	(373,364,649)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 12,400 shares, respectively ]	—	142,517
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (600,511) shares, respectively ]	—	(7,381,517)
Capital shares repurchased [ 0 and (69,979) shares, respectively ]	—	(809,815)

Total Class IA transactions	—	(8,048,815)

Class IB
Capital shares sold [ 939,860 and 1,606,849 shares, respectively ]	9,976,637	19,219,759
Capital shares issued in connection with share class combination (Note 1) [ 0 and 600,307 shares, respectively ]	—	7,381,517
Capital shares issued in reinvestment of dividends and distributions [ 0 and 23,949,088 shares, respectively ]	—	273,894,173
Capital shares repurchased [ (11,357,801) and (22,300,892) shares, respectively ]	(121,439,851)	(267,779,201)

Total Class IB transactions	(111,463,214)	32,716,248

Class K
Capital shares sold [ 27,342 and 453,664 shares, respectively ]	289,892	5,672,339
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,678,397 shares, respectively ]	—	99,470,476
Capital shares repurchased [ (2,972,993) and (16,579,493) shares, respectively ]	(31,761,553)	(196,596,481)

Total Class K transactions	(31,471,661)	(91,453,666)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(142,934,875)	(66,786,233)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(106,394,181)	(76,035)
NET ASSETS:
Beginning of period	2,024,421,694	2,024,497,729

End of period	$1,918,027,513	$2,024,421,694

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.90		$10.66	$9.49	$12.78	$11.62	$11.26

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.09	0.09	0.08	0.05	0.07
Net realized and unrealized gain (loss)	0.19		2.48	2.14	(2.43)	3.07	1.72

Total from investment operations	0.23		2.57	2.23	(2.35)	3.12	1.79

Less distributions:
Dividends from net investment income	—		(0.12)	(0.19)	— #	(0.05)	(0.07)
Distributions from net realized gains	—		(2.21)	(0.87)	(0.94)	(1.91)	(1.36)

Total dividends and distributions	—		(2.33)	(1.06)	(0.94)	(1.96)	(1.43)

Net asset value, end of period	$11.13		$10.90	$10.66	$9.49	$12.78	$11.62

Total return (b)	2.11%		23.62%	23.98%	(18.42)%	27.31%	16.36%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,404,772		$1,489,983	$1,415,755	$1,306,856	$1,828,419	$1,655,697
Ratio of expenses to average net assets (a)(f)	0.89%		0.88%	0.89%	0.87%	0.86%	0.87%
Ratio of net investment income (loss) to average net assets (a)(f)	0.77%		0.77%	0.84%	0.74%	0.38%	0.67%
Portfolio turnover rate^	19	%(z)	35%	30%	31%	31%	31%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.92		$10.67	$9.50	$12.79	$11.62	$11.26

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.12	0.11	0.11	0.08	0.10
Net realized and unrealized gain (loss)	0.19		2.49	2.14	(2.43)	3.08	1.72

Total from investment operations	0.24		2.61	2.25	(2.32)	3.16	1.82

Less distributions:
Dividends from net investment income	—		(0.15)	(0.21)	(0.03)	(0.08)	(0.10)
Distributions from net realized gains	—		(2.21)	(0.87)	(0.94)	(1.91)	(1.36)

Total dividends and distributions	—		(2.36)	(1.08)	(0.97)	(1.99)	(1.46)

Net asset value, end of period	$11.16		$10.92	$10.67	$9.50	$12.79	$11.62

Total return (b)	2.20%		23.96%	24.24%	(18.20)%	27.66%	16.61%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$513,255		$534,438	$601,731	$563,043	$874,407	$809,692
Ratio of expenses to average net assets (a)(f)	0.64%		0.63%	0.64%	0.62%	0.61%	0.62%
Ratio of net investment income (loss) to average net assets (a)(f)	1.02%		1.02%	1.08%	0.98%	0.63%	0.92%
Portfolio turnover rate^	19	%(z)	35%	30%	31%	31%	31%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (11.4%)
Diversified Telecommunication Services (0.0%)†
AST SpaceMobile, Inc., Class A (x)*	14,189	$663,052
Iridium Communications, Inc.	668	20,153

		683,205

Entertainment (2.7%)
Liberty Media Corp.-Liberty Formula One, Class A*	627	59,540
Liberty Media Corp.-Liberty Formula One, Class C*	5,798	605,891
Live Nation Entertainment, Inc. (x)*	14,100	2,133,048
Netflix, Inc.*	37,763	50,569,566
ROBLOX Corp., Class A*	50,204	5,281,461
Roku, Inc.*	1,490	130,956
Spotify Technology SA*	13,706	10,517,162
Take-Two Interactive Software, Inc.*	5,407	1,313,090
TKO Group Holdings, Inc., Class A	2,609	474,708

		71,085,422

Interactive Media & Services (8.6%)
Alphabet, Inc., Class A	334,096	58,877,738
Alphabet, Inc., Class C	272,035	48,256,289
Meta Platforms, Inc., Class A	159,848	117,982,210
Pinterest, Inc., Class A*	26,136	937,237
Reddit, Inc., Class A*	10,387	1,563,971
Trump Media & Technology Group Corp.*	5,008	90,344

		227,707,789

Media (0.1%)
DoubleVerify Holdings, Inc.*	5,824	87,185
Liberty Broadband Corp., Class A*	311	30,422
Liberty Broadband Corp., Class C*	2,110	207,582
Nexstar Media Group, Inc., Class A	150	25,943
Trade Desk, Inc. (The), Class A*	39,759	2,862,250

		3,213,382

Total Communication Services		302,689,798

Consumer Discretionary (13.4%)
Automobiles (3.0%)
Tesla, Inc.*	250,630	79,615,126

Broadline Retail (5.3%)
Amazon.com, Inc.*	619,742	135,965,198
Coupang, Inc., Class A*	110,624	3,314,295
Etsy, Inc.*	5,277	264,694

		139,544,187

Distributors (0.0%)†
Pool Corp.	597	174,013

Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc.*	655	80,951
Duolingo, Inc., Class A*	3,348	1,372,747
Grand Canyon Education, Inc.*	696	131,544
H&R Block, Inc.	1,993	109,396

		1,694,638

Hotels, Restaurants & Leisure (2.9%)
Airbnb, Inc., Class A*	37,891	5,014,495
Booking Holdings, Inc.	2,723	15,764,101
Carnival Corp.*	29,705	835,305
Cava Group, Inc. (x)*	8,890	748,805
Chipotle Mexican Grill, Inc.*	119,517	6,710,880
Choice Hotels International, Inc. (x)	734	93,130
Churchill Downs, Inc.	4,883	493,183
Darden Restaurants, Inc.	9,887	2,155,069
Domino’s Pizza, Inc.	860	387,516
DoorDash, Inc., Class A*	31,968	7,880,432
DraftKings, Inc., Class A*	42,820	1,836,550
Dutch Bros, Inc., Class A*	10,304	704,484
Expedia Group, Inc.	10,781	1,818,539
Flutter Entertainment plc, Class DI*	12,914	3,690,305
Hilton Worldwide Holdings, Inc.	20,782	5,535,078
Las Vegas Sands Corp.	28,537	1,241,645
Light & Wonder, Inc.*	7,373	709,725
Marriott International, Inc., Class A	15,562	4,251,694
McDonald’s Corp.	3,601	1,052,104
Norwegian Cruise Line Holdings Ltd.*	35,567	721,299
Planet Fitness, Inc., Class A*	7,476	815,258
Restaurant Brands International, Inc. (x)	18,376	1,218,145
Royal Caribbean Cruises Ltd.	22,575	7,069,135
Starbucks Corp.	13,404	1,228,208
Texas Roadhouse, Inc., Class A	5,897	1,105,157
Travel + Leisure Co.	1,836	94,756
Vail Resorts, Inc.	2,611	410,266
Viking Holdings Ltd.*	18,110	965,082
Wendy’s Co. (The)	6,355	72,574
Wingstop, Inc.	2,475	833,431
Wyndham Hotels & Resorts, Inc.	6,059	492,051
Yum! Brands, Inc.	8,345	1,236,562

		77,184,964

Household Durables (0.0%)†
SharkNinja, Inc. (x)*	1,070	105,919
Somnigroup International, Inc.	18,012	1,225,717
TopBuild Corp.*	182	58,921

		1,390,557

Specialty Retail (1.9%)
AutoZone, Inc.*	234	868,662
Burlington Stores, Inc.*	5,599	1,302,551
Carvana Co.*	11,442	3,855,496
Chewy, Inc., Class A*	18,634	794,181
Floor & Decor Holdings, Inc., Class A*	3,016	229,095
Home Depot, Inc. (The)	67,610	24,788,531
Lithia Motors, Inc., Class A	256	86,482
Murphy USA, Inc.	1,602	651,694
O’Reilly Automotive, Inc.*	69,788	6,289,993
RH (x)*	230	43,472
Ross Stores, Inc.	5,736	731,799
TJX Cos., Inc. (The)	49,831	6,153,630
Tractor Supply Co.	47,365	2,499,451
Ulta Beauty, Inc.*	1,006	470,627
Valvoline, Inc. (x)*	10,030	379,836
Wayfair, Inc., Class A*	1,498	76,608

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Williams-Sonoma, Inc.	1,576	$257,471

		49,479,579

Textiles, Apparel & Luxury Goods (0.2%)
Birkenstock Holding plc*	1,419	69,787
Deckers Outdoor Corp.*	13,463	1,387,631
Lululemon Athletica, Inc.*	5,404	1,283,882
On Holding AG, Class A*	19,626	1,021,533
Ralph Lauren Corp.	256	70,216
Tapestry, Inc.	16,900	1,483,989

		5,317,038

Total Consumer Discretionary		354,400,102

Consumer Staples (2.7%)
Beverages (0.7%)
Celsius Holdings, Inc. (x)*	14,647	679,474
Coca-Cola Co. (The)	169,313	11,978,895
Coca-Cola Consolidated, Inc.	631	70,451
Monster Beverage Corp.*	62,155	3,893,389
PepsiCo, Inc.	16,720	2,207,709

		18,829,918

Consumer Staples Distribution & Retail (1.8%)
BJ’s Wholesale Club Holdings, Inc.*	1,722	185,683
Casey’s General Stores, Inc.	494	252,073
Costco Wholesale Corp.	39,549	39,151,137
Performance Food Group Co.*	1,681	147,037
Sprouts Farmers Market, Inc.*	8,721	1,435,826
Sysco Corp.	23,150	1,753,381
Walmart, Inc.	38,733	3,787,313

		46,712,450

Food Products (0.0%)†
Darling Ingredients, Inc.*	1,560	59,186
Freshpet, Inc. (x)*	1,174	79,785
Hershey Co. (The)	1,568	260,210

		399,181

Household Products (0.2%)
Colgate-Palmolive Co.	33,948	3,085,873
Kimberly-Clark Corp.	10,663	1,374,674

		4,460,547

Total Consumer Staples		70,402,096

Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Cheniere Energy, Inc.	8,846	2,154,178
HF Sinclair Corp.	1,414	58,087
Phillips 66	2,596	309,703
Targa Resources Corp.	19,135	3,331,021
Texas Pacific Land Corp.	1,714	1,810,652
Williams Cos., Inc. (The)	5,754	361,409

Total Energy		8,025,050

Financials (6.5%)
Banks (0.3%)
Bank of America Corp.	48,562	2,297,954
Citigroup, Inc.	29,465	2,508,061
NU Holdings Ltd., Class A*	284,480	3,903,065
Pinnacle Financial Partners, Inc.	470	51,893
Popular, Inc.	540	59,513
Western Alliance Bancorp	2,011	156,818

		8,977,304

Capital Markets (1.5%)
Ameriprise Financial, Inc.	7,729	4,125,199
Ares Management Corp., Class A	16,765	2,903,698
Bank of New York Mellon Corp. (The)	4,632	422,022
Blackstone, Inc.	65,215	9,754,860
Blue Owl Capital, Inc., Class A	54,352	1,044,102
Brookfield Asset Management Ltd., Class A (x)	11,755	649,816
Charles Schwab Corp. (The)	13,287	1,212,306
Coinbase Global, Inc., Class A*	1,794	628,779
FactSet Research Systems, Inc.	221	98,849
Freedom Holding Corp.*	1,337	195,269
Goldman Sachs Group, Inc. (The)	1,460	1,033,315
Hamilton Lane, Inc., Class A	2,322	330,003
Houlihan Lokey, Inc., Class A	1,837	330,568
Interactive Brokers Group, Inc., Class A	2,015	111,651
Jefferies Financial Group, Inc.	3,332	182,227
KKR & Co., Inc.	15,062	2,003,698
Lazard, Inc.	1,898	91,066
LPL Financial Holdings, Inc.	7,100	2,662,287
Moody’s Corp.	13,851	6,947,523
Morningstar, Inc.	1,422	446,408
MSCI, Inc.	3,297	1,901,512
Robinhood Markets, Inc., Class A*	8,827	826,472
TPG, Inc., Class A	10,827	567,876
Tradeweb Markets, Inc., Class A	871	127,514
XP, Inc., Class A	3,191	64,458

		38,661,478

Consumer Finance (0.2%)
Ally Financial, Inc.	2,896	112,799
American Express Co.	16,047	5,118,672
Credit Acceptance Corp. (x)*	64	32,604
SLM Corp.	2,568	84,205
SoFi Technologies, Inc.*	12,986	236,475

		5,584,755

Financial Services (4.1%)
Affirm Holdings, Inc., Class A*	14,217	982,963
Apollo Global Management, Inc.	25,581	3,629,176
Block, Inc., Class A*	17,957	1,219,819
Corpay, Inc.*	6,055	2,009,170
Equitable Holdings, Inc.‡	27,248	1,528,613
Fiserv, Inc.*	13,579	2,341,155
Mastercard, Inc., Class A	72,491	40,735,593
Shift4 Payments, Inc., Class A (x)*	5,913	586,037
Toast, Inc., Class A*	40,247	1,782,540
UWM Holdings Corp., Class A (x)	1,555	6,438
Visa, Inc., Class A	151,762	53,883,098
WEX, Inc.*	246	36,135

		108,740,737

Insurance (0.4%)
Aon plc, Class A	17,282	6,165,526
Arthur J Gallagher & Co.	1,375	440,165
Brown & Brown, Inc.	2,598	288,040

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Everest Group Ltd.	526	$178,761
Kinsale Capital Group, Inc.	1,970	953,283
Markel Group, Inc.*	227	453,401
Marsh & McLennan Cos., Inc.	5,214	1,139,989
Progressive Corp. (The)	2,619	698,906
RLI Corp.	389	28,094
Ryan Specialty Holdings, Inc., Class A	9,353	635,911

		10,982,076

Total Financials		172,946,350

Health Care (7.0%)
Biotechnology (2.4%)
AbbVie, Inc.	157,851	29,300,303
Alnylam Pharmaceuticals, Inc.*	11,121	3,626,447
Amgen, Inc.	35,351	9,870,353
Apellis Pharmaceuticals, Inc.*	9,605	166,263
Exact Sciences Corp.*	915	48,623
Exelixis, Inc.*	19,442	856,906
Gilead Sciences, Inc.	29,873	3,312,019
Halozyme Therapeutics, Inc.*	10,917	567,902
Incyte Corp.*	3,645	248,224
Insmed, Inc.*	14,907	1,500,240
Ionis Pharmaceuticals, Inc.*	12,865	508,296
Natera, Inc.*	11,568	1,954,298
Neurocrine Biosciences, Inc.*	7,382	927,844
Sarepta Therapeutics, Inc.*	6,875	117,562
Summit Therapeutics, Inc.*	10,407	221,461
Ultragenyx Pharmaceutical, Inc.*	8,002	290,953
Vertex Pharmaceuticals, Inc.*	22,914	10,201,313
Viking Therapeutics, Inc.*	766	20,299

		63,739,306

Health Care Equipment & Supplies (1.3%)
Boston Scientific Corp.*	22,671	2,435,092
Dexcom, Inc.*	34,837	3,040,922
IDEXX Laboratories, Inc.*	7,190	3,856,285
Inspire Medical Systems, Inc. (x)*	2,548	330,654
Insulet Corp.*	6,247	1,962,682
Intuitive Surgical, Inc.*	31,799	17,279,895
Masimo Corp.*	4,015	675,403
Penumbra, Inc.*	3,332	855,091
ResMed, Inc.	3,075	793,350
Stryker Corp.	7,887	3,120,334

		34,349,708

Health Care Providers & Services (0.7%)
Cardinal Health, Inc.	10,815	1,816,920
Cencora, Inc.	16,314	4,891,753
Chemed Corp.	114	55,510
Cigna Group (The)	1,895	626,449
DaVita, Inc.*	3,407	485,327
HCA Healthcare, Inc.	3,296	1,262,698
McKesson Corp.	10,322	7,563,755
Molina Healthcare, Inc.*	2,621	780,796

		17,483,208

Health Care Technology (0.1%)
Doximity, Inc., Class A*	11,633	713,568
Veeva Systems, Inc., Class A*	10,470	3,015,151

		3,728,719

Life Sciences Tools & Services (0.1%)
Medpace Holdings, Inc.*	2,035	638,705
Repligen Corp.*	583	72,513
Sotera Health Co.*	1,331	14,801
Tempus AI, Inc., Class A (x)*	7,333	465,939
Waters Corp.*	2,775	968,586

		2,160,544

Pharmaceuticals (2.4%)
Bristol-Myers Squibb Co.	34,935	1,617,141
Corcept Therapeutics, Inc.*	8,373	614,578
Eli Lilly & Co.	71,383	55,645,190
Zoetis, Inc.	31,718	4,946,422

		62,823,331

Total Health Care		184,284,816

Industrials (5.9%)
Aerospace & Defense (1.8%)
Axon Enterprise, Inc.*	6,647	5,503,317
Boeing Co. (The)*	9,136	1,914,266
BWX Technologies, Inc.	1,429	205,862
GE Aerospace	93,697	24,116,671
HEICO Corp.	3,782	1,240,496
HEICO Corp., Class A	6,681	1,728,709
Howmet Aerospace, Inc.	35,728	6,650,053
Karman Holdings, Inc.*	2,361	118,924
Leonardo DRS, Inc.	2,649	123,125
Loar Holdings, Inc. (x)*	3,435	295,994
Lockheed Martin Corp.	5,180	2,399,065
Rocket Lab Corp.*	34,878	1,247,586
Spirit AeroSystems Holdings, Inc., Class A*	1,129	43,071
StandardAero, Inc.*	1,115	35,290
TransDigm Group, Inc.	861	1,309,271

		46,931,700

Building Products (0.4%)
AAON, Inc.	5,986	441,467
Armstrong World Industries, Inc.	1,124	182,583
AZEK Co., Inc. (The), Class A*	8,601	467,464
Carlisle Cos., Inc.	449	167,657
Lennox International, Inc.	2,859	1,638,893
Simpson Manufacturing Co., Inc.	306	47,525
Trane Technologies plc	19,863	8,688,275

		11,633,864

Commercial Services & Supplies (0.8%)
Cintas Corp.	30,633	6,827,177
Copart, Inc.*	73,388	3,601,149
RB Global, Inc.	1,004	106,615
Rollins, Inc.	25,006	1,410,838
Tetra Tech, Inc.	4,419	158,907
Veralto Corp.	8,429	850,908
Waste Management, Inc.	32,963	7,542,594

		20,498,188

Construction & Engineering (0.2%)
Comfort Systems USA, Inc.	3,100	1,662,251
EMCOR Group, Inc.	1,362	728,520
MasTec, Inc.*	1,166	198,722
Quanta Services, Inc.	10,165	3,843,183

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
WillScot Holdings Corp.	4,035	$110,559

		6,543,235

Electrical Equipment (0.7%)
GE Vernova, Inc.	24,360	12,890,094
Rockwell Automation, Inc.	810	269,057
Vertiv Holdings Co., Class A	33,897	4,352,714

		17,511,865

Ground Transportation (0.7%)
Avis Budget Group, Inc.*	516	87,230
Lyft, Inc., Class A*	5,683	89,564
Old Dominion Freight Line, Inc.	934	151,588
Uber Technologies, Inc.*	179,389	16,736,994
U-Haul Holding Co. (Nasdaq Stock Exchange)*	260	15,746
U-Haul Holding Co. (New York Stock Exchange)	3,432	186,598
Union Pacific Corp.	4,206	967,716
XPO, Inc.*	2,102	265,461

		18,500,897

Industrial Conglomerates (0.0%)†
3M Co.	7,725	1,176,054

Machinery (0.2%)
Allison Transmission Holdings, Inc.	1,271	120,732
Caterpillar, Inc.	5,078	1,971,330
Illinois Tool Works, Inc.	8,547	2,113,246
RBC Bearings, Inc.*	560	215,488

		4,420,796

Passenger Airlines (0.0%)†
Alaska Air Group, Inc.*	1,885	93,270
American Airlines Group, Inc. (x)*	3,660	41,065
Southwest Airlines Co. (x)	4,792	155,452

		289,787

Professional Services (0.8%)
Automatic Data Processing, Inc.	33,662	10,381,361
Booz Allen Hamilton Holding Corp.	11,128	1,158,759
Broadridge Financial Solutions, Inc.	9,433	2,292,502
Dayforce, Inc.*	1,249	69,182
Equifax, Inc.	1,914	496,434
ExlService Holdings, Inc.*	14,098	617,351
KBR, Inc.	861	41,276
Paychex, Inc.	8,997	1,308,704
Paycom Software, Inc.	2,498	578,037
Paylocity Holding Corp.*	3,682	667,142
Verisk Analytics, Inc.	7,484	2,331,266

		19,942,014

Trading Companies & Distributors (0.3%)
Core & Main, Inc., Class A*	9,817	592,456
Fastenal Co.	84,003	3,528,126
Ferguson Enterprises, Inc.	1,015	221,016
FTAI Aviation Ltd.	9,075	1,043,988
SiteOne Landscape Supply, Inc.*	1,266	153,110
W.W. Grainger, Inc.	3,370	3,505,609

		9,044,305

Total Industrials		156,492,705

Information Technology (50.7%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	91,918	9,404,130
Lumentum Holdings, Inc.*	461	43,823
Motorola Solutions, Inc.	6,253	2,629,136
Ubiquiti, Inc.	375	154,369

		12,231,458

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	107,436	10,609,305
CDW Corp.	846	151,087
Jabil, Inc.	6,132	1,337,389

		12,097,781

IT Services (0.7%)
Cloudflare, Inc., Class A*	27,495	5,384,346
Gartner, Inc.*	6,675	2,698,168
Globant SA*	373	33,883
GoDaddy, Inc., Class A*	12,246	2,205,015
Kyndryl Holdings, Inc.*	1,336	56,059
MongoDB, Inc.*	669	140,483
Okta, Inc.*	5,781	577,927
Snowflake, Inc., Class A*	27,849	6,231,771
Twilio, Inc., Class A*	2,151	267,498

		17,595,150

Semiconductors & Semiconductor Equipment (18.7%)
Advanced Micro Devices, Inc.*	83,935	11,910,377
Applied Materials, Inc.	20,521	3,756,780
Astera Labs, Inc.*	12,758	1,153,578
Broadcom, Inc.	411,502	113,430,526
Enphase Energy, Inc.*	11,340	449,631
Entegris, Inc.	2,175	175,414
KLA Corp.	11,858	10,621,685
Lam Research Corp.	113,930	11,089,946
Lattice Semiconductor Corp.*	10,305	504,842
MACOM Technology Solutions Holdings, Inc.*	1,398	200,319
Marvell Technology, Inc.	5,375	416,025
Monolithic Power Systems, Inc.	4,124	3,016,211
NVIDIA Corp.	2,085,373	329,468,080
Onto Innovation, Inc.*	964	97,297
QUALCOMM, Inc.	22,392	3,566,150
Texas Instruments, Inc.	33,131	6,878,658

		496,735,519

Software (20.1%)
Adobe, Inc.*	37,921	14,670,877
Appfolio, Inc., Class A*	1,958	450,888
AppLovin Corp., Class A*	21,243	7,436,750
Atlassian Corp., Class A*	14,420	2,928,558
Autodesk, Inc.*	18,983	5,876,567
Bentley Systems, Inc., Class B	14,024	756,875
Cadence Design Systems, Inc.*	24,312	7,491,743
Confluent, Inc., Class A*	24,663	614,849
Crowdstrike Holdings, Inc., Class A*	21,762	11,083,604
Datadog, Inc., Class A*	27,486	3,692,194
Docusign, Inc.*	13,521	1,053,151
Dropbox, Inc., Class A*	4,774	136,536
Dynatrace, Inc.*	26,161	1,444,349
Elastic NV*	8,077	681,133

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Fair Isaac Corp.*	1,746	$3,191,618
Fortinet, Inc.*	56,693	5,993,584
Gen Digital, Inc.	5,316	156,290
Gitlab, Inc., Class A*	11,710	528,238
Guidewire Software, Inc.*	7,460	1,756,457
HubSpot, Inc.*	4,531	2,522,091
Intuit, Inc.	24,329	19,162,250
Manhattan Associates, Inc.*	5,341	1,054,687
Microsoft Corp.#	660,824	328,700,466
MicroStrategy, Inc., Class A (x)*	1,233	498,416
nCino, Inc. (x)*	1,333	37,284
Nutanix, Inc., Class A*	5,591	427,376
Oracle Corp.	147,539	32,256,452
Palantir Technologies, Inc., Class A*	194,628	26,531,689
Palo Alto Networks, Inc.*	58,528	11,977,170
Pegasystems, Inc.	2,568	139,006
Procore Technologies, Inc.*	10,209	698,500
PTC, Inc.*	1,227	211,461
RingCentral, Inc., Class A*	7,133	202,221
Rubrik, Inc., Class A*	5,163	462,553
Salesforce, Inc.	9,318	2,540,925
Samsara, Inc., Class A*	23,902	950,822
SentinelOne, Inc., Class A*	18,737	342,512
ServiceNow, Inc.*	18,416	18,933,121
Synopsys, Inc.*	12,067	6,186,510
Teradata Corp.*	1,930	43,058
Tyler Technologies, Inc.*	3,181	1,885,824
Unity Software, Inc. (x)*	1,644	39,785
Workday, Inc., Class A*	19,171	4,601,040
Zscaler, Inc.*	8,699	2,730,964

		533,080,444

Technology Hardware, Storage & Peripherals (10.3%)
Apple, Inc.	1,313,464	269,483,409
Dell Technologies, Inc., Class C	3,877	475,320
NetApp, Inc.	7,144	761,193
Pure Storage, Inc., Class A*	23,722	1,365,913
Super Micro Computer, Inc. (x)*	20,971	1,027,789

		273,113,624

Total Information Technology		1,344,853,976

Materials (0.3%)
Chemicals (0.3%)
Ecolab, Inc.	5,448	1,467,909
Sherwin-Williams Co. (The)	18,839	6,468,559

		7,936,468

Construction Materials (0.0%)†
Eagle Materials, Inc.	179	36,178

Metals & Mining (0.0%)†
Anglogold Ashanti plc (x)	5,442	247,992
Carpenter Technology Corp.	758	209,496
Steel Dynamics, Inc.	1,200	153,612

		611,100

Total Materials		8,583,746

Real Estate (0.5%)
Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	2,910	407,749
CoStar Group, Inc.*	4,610	370,644
Jones Lang LaSalle, Inc.*	1,131	289,287

		1,067,680

Residential REITs (0.0%)†
Sun Communities, Inc. (REIT)	2,155	272,586
UDR, Inc. (REIT)	1,609	65,695

		338,281

Retail REITs (0.0%)†
Simon Property Group, Inc. (REIT)	6,406	1,029,829

Specialized REITs (0.4%)
American Tower Corp. (REIT)	41,678	9,211,672
Lamar Advertising Co. (REIT), Class A	7,806	947,336
Public Storage (REIT)	1,852	543,414

		10,702,422

Total Real Estate		13,138,212

Utilities (0.3%)
Electric Utilities (0.1%)
NRG Energy, Inc.	17,657	2,835,361

Independent Power and Renewable Electricity Producers (0.2%)
Vistra Corp.	30,143	5,842,015

Total Utilities		8,677,376

Total Common Stocks (99.0%) (Cost $599,001,258)		2,624,494,227

SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	1,334,970	1,334,970

Total Short-Term Investments (0.1%) (Cost $1,334,970)		1,334,970

Total Investments in Securities (99.1%) (Cost $600,336,228)		2,625,829,197
Other Assets Less Liabilities (0.9%)		24,860,124

Net Assets (100%)		$2,650,689,321

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $9,948,200.
(x)	All or a portion of security is on loan at June 30, 2025.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $7,178,006. This was collateralized by $5,927,735 of various U.S. Government Treasury Securities, ranging from 0.125% – 5.000%, maturing 7/15/25 – 5/15/54 and by cash of $1,334,970 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	27,248	1,359,722	8,786	(87,575)	43,455	204,225	1,528,613	13,964	—

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	80	9/2025	USD	25,015,000	891,035

					891,035

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$302,689,798	$—	$—	$302,689,798
Consumer Discretionary	354,400,102	—	—	354,400,102
Consumer Staples	70,402,096	—	—	70,402,096
Energy	8,025,050	—	—	8,025,050
Financials	172,946,350	—	—	172,946,350
Health Care	184,284,816	—	—	184,284,816
Industrials	156,492,705	—	—	156,492,705
Information Technology	1,344,853,976	—	—	1,344,853,976
Materials	8,583,746	—	—	8,583,746
Real Estate	13,138,212	—	—	13,138,212
Utilities	8,677,376	—	—	8,677,376
Futures	891,035	—	—	891,035
Short-Term Investments
Investment Companies	1,334,970	—	—	1,334,970

Total Assets	$2,626,720,232	$—	$—	$2,626,720,232

Total Liabilities	$—	$—	$—	$—

Total	$2,626,720,232	$—	$—	$2,626,720,232

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$891,035	*

Total		$891,035

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,478,044)	$(1,478,044)

Total	$(1,478,044)	$(1,478,044)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$1,329,612	$1,329,612

Total	$1,329,612	$1,329,612

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$16,743,000

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$292,209,199
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$407,436,758

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,034,080,153
Aggregate gross unrealized depreciation	(7,541,843)

Net unrealized appreciation	$2,026,538,310

Federal income tax cost of investments in securities and derivative instruments, if applicable	$600,181,922

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $697,696)	$1,528,613
Unaffiliated Issuers (Cost $599,638,532)	2,624,300,584
Cash	28,273,732
Receivable for Portfolio shares sold	733,673
Dividends, interest and other receivables	680,867
Due from Custodian	586,682
Due from broker for futures variation margin	120,008
Securities lending income receivable	1,270
Other assets	26,106

Total assets	2,656,251,535

LIABILITIES
Payable for Portfolio shares repurchased	2,119,877
Payable for return of collateral on securities loaned	1,334,970
Investment management fees payable	713,447
Payable for securities purchased	586,682
Distribution fees payable – Class IB	519,053
Administrative fees payable	187,940
Accrued expenses	100,245

Total liabilities	5,562,214

Commitments and contingent liabilities^
NET ASSETS	$2,650,689,321

Net assets were comprised of:
Paid in capital	$436,558,359
Total distributable earnings (loss)	2,214,130,962

Net assets	$2,650,689,321

Class IB
Net asset value, offering and redemption price per share, $2,617,435,490 / 93,986,873 shares outstanding (unlimited amount authorized: $0.01 par value)	$27.85

Class K
Net asset value, offering and redemption price per share, $33,253,831 / 1,132,914 shares outstanding (unlimited amount authorized: $0.01 par value)	$29.35

(x)	Includes value of securities on loan of $7,178,006.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends ($13,964 of dividend income received from affiliates) (net of $13,766 foreign withholding tax)	$7,936,320
Interest	341,356
Securities lending (net)	5,276

Total income	8,282,952

EXPENSES
Investment management fees	4,176,333
Distribution fees – Class IB	3,023,134
Administrative fees	1,112,225
Printing and mailing expenses	89,595
Professional fees	76,336
Custodian fees	50,349
Trustees’ fees	41,003
Miscellaneous	92,433

Total expenses	8,661,408

NET INVESTMENT INCOME (LOSS)	(378,456)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($43,455 realized gain (loss) from affiliates)	185,715,413
Futures contracts	(1,478,044)

Net realized gain (loss)	184,237,369

Change in unrealized appreciation (depreciation) on:
Investments in securities ($204,225 of change in unrealized appreciation (depreciation) from affiliates)	(44,045,427)
Futures contracts	1,329,612

Net change in unrealized appreciation (depreciation)	(42,715,815)

NET REALIZED AND UNREALIZED GAIN (LOSS)	141,521,554

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$141,143,098

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(378,456)	$(214,265)
Net realized gain (loss)	184,237,369	171,432,117
Net change in unrealized appreciation (depreciation)	(42,715,815)	493,150,510

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	141,143,098	664,368,362

Distributions to shareholders:
Class IB	—	(177,515,739)
Class K	—	(2,677,264)

Total distributions to shareholders	—	(180,193,003)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 271,292 shares, respectively ]	—	6,594,846
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (5,202,250) shares, respectively ]	—	(139,279,483)
Capital shares repurchased [ 0 and (490,996) shares, respectively ]	—	(11,910,828)

Total Class IA transactions	—	(144,595,465)

Class IB
Capital shares sold [ 3,443,007 and 7,589,095 shares, respectively ]	86,834,565	188,827,361
Capital shares issued in connection with share class combination (Note 1) [ 0 and 5,439,992 shares, respectively ]	—	139,279,483
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,556,786 shares, respectively ]	—	177,515,739
Capital shares repurchased [ (7,109,786) and (13,900,755) shares, respectively ]	(180,947,585)	(344,367,255)

Total Class IB transactions	(94,113,020)	161,255,328

Class K
Capital shares sold [ 153,956 and 288,283 shares, respectively ]	4,146,991	7,408,148
Capital shares issued in reinvestment of dividends and distributions [ 0 and 93,985 shares, respectively ]	—	2,677,264
Capital shares repurchased [ (474,110) and (1,665,108) shares, respectively ]	(13,031,024)	(42,233,258)

Total Class K transactions	(8,884,033)	(32,147,846)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(102,997,053)	(15,487,983)

TOTAL INCREASE (DECREASE) IN NET ASSETS	38,146,045	468,687,376
NET ASSETS:
Beginning of period	2,612,543,276	2,143,855,900

End of period	$2,650,689,321	$2,612,543,276

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024	2023	2022	2021	2020
Net asset value, beginning of period	$26.34		$21.33	$15.68	$24.17	$20.77	$16.12

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#	— #	0.05	0.05	0.01	0.06
Net realized and unrealized gain (loss)	1.51		6.94	6.44	(7.11)	5.52	5.91

Total from investment operations	1.51		6.94	6.49	(7.06)	5.53	5.97

Less distributions:
Dividends from net investment income	—		(0.01)	(0.05)	(0.05)	(0.01)	(0.06)
Distributions from net realized gains	—		(1.92)	(0.79)	(1.38)	(2.12)	(1.26)

Total dividends and distributions	—		(1.93)	(0.84)	(1.43)	(2.13)	(1.32)

Net asset value, end of period	$27.85		$26.34	$21.33	$15.68	$24.17	$20.77

Total return (b)	5.73%		32.34%	41.54%	(29.53)%	26.70%	37.36%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,617,435		$2,572,252	$1,961,762	$1,456,693	$2,179,853	$1,860,794
Ratio of expenses to average net assets:
After waivers (a)(f)	0.71%		0.71%	0.73%	0.72%	0.71%	0.73%
Before waivers (a)(f)	0.71%		0.71%	0.73%	0.72%	0.71%	0.73%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.03)%		(0.02)%	0.24%	0.25%	0.05%	0.31%
Before waivers (a)(f)	(0.03)%		(0.02)%	0.24%	0.25%	0.05%	0.31%
Portfolio turnover rate^	12	%(z)	11%	11%	12%	14%	13%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024	2023	2022	2021	2020
Net asset value, beginning of period	$27.73		$22.35	$16.39	$25.19	$21.56	$16.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.06	0.10	0.10	0.07	0.10
Net realized and unrealized gain (loss)	1.59		7.29	6.74	(7.43)	5.74	6.13

Total from investment operations	1.62		7.35	6.84	(7.33)	5.81	6.23

Less distributions:
Dividends from net investment income	—		(0.05)	(0.09)	(0.09)	(0.06)	(0.10)
Distributions from net realized gains	—		(1.92)	(0.79)	(1.38)	(2.12)	(1.26)

Total dividends and distributions	—		(1.97)	(0.88)	(1.47)	(2.18)	(1.36)

Net asset value, end of period	$29.35		$27.73	$22.35	$16.39	$25.19	$21.56

Total return (b)	5.84%		32.69%	41.93%	(29.38)%	27.04%	37.68%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$33,254		$40,291	$61,154	$46,114	$69,901	$75,541
Ratio of expenses to average net assets:
After waivers (a)(f)	0.46%		0.47%	0.48%	0.47%	0.47%	0.48%
Before waivers (a)(f)	0.46%		0.47%	0.48%	0.47%	0.47%	0.48%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.21%		0.24%	0.49%	0.50%	0.30%	0.56%
Before waivers (a)(f)	0.21%		0.24%	0.49%	0.50%	0.30%	0.56%
Portfolio turnover rate^	12	%(z)	11%	11%	12%	14%	13%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.8%)
Diversified Telecommunication Services (0.0%)†
AST SpaceMobile, Inc., Class A*	8,375	$391,364

Entertainment (3.2%)
Liberty Media Corp.-Liberty Formula One, Class C*	236	24,662
Live Nation Entertainment, Inc.*	11,458	1,733,366
Netflix, Inc.*	74,027	99,131,777
ROBLOX Corp., Class A*	36,711	3,861,997
Sea Ltd. (ADR)*	12,705	2,032,038
Spotify Technology SA*	16,794	12,886,708
Take-Two Interactive Software, Inc.*	4,503	1,093,554
TKO Group Holdings, Inc., Class A	2,320	422,124
Walt Disney Co. (The)	213,347	26,457,161

		147,643,387

Interactive Media & Services (6.5%)
Alphabet, Inc., Class A	357,375	62,980,196
Alphabet, Inc., Class C	400,714	71,082,657
Meta Platforms, Inc., Class A	219,905	162,309,681
Pinterest, Inc., Class A*	20,573	737,748
Reddit, Inc., Class A*	7,046	1,060,916

		298,171,198

Media (0.1%)
DoubleVerify Holdings, Inc.*	11,972	179,221
Trade Desk, Inc. (The), Class A*	28,379	2,043,004

		2,222,225

Total Communication Services		448,428,174

Consumer Discretionary (12.0%)
Automobile Components (0.1%)
Mobileye Global, Inc., Class A*	209,111	3,759,816

Automobiles (2.1%)
Tesla, Inc.*	307,143	97,567,045

Broadline Retail (4.1%)
Alibaba Group Holding Ltd. (ADR)	50,764	5,757,145
Amazon.com, Inc.*	787,550	172,780,595
Coupang, Inc., Class A*	70,254	2,104,810
MercadoLibre, Inc.*	2,624	6,858,165

		187,500,715

Diversified Consumer Services (0.0%)†
Duolingo, Inc., Class A*	1,972	808,560

Hotels, Restaurants & Leisure (3.0%)
Airbnb, Inc., Class A*	140,331	18,571,405
Booking Holdings, Inc.	4,846	28,054,657
Cava Group, Inc.*	3,008	253,364
Chipotle Mexican Grill, Inc.*	100,371	5,635,832
Churchill Downs, Inc.	999	100,899
Darden Restaurants, Inc.	3,866	842,672
Domino’s Pizza, Inc.	19,360	8,723,616
DoorDash, Inc., Class A*	52,488	12,938,817
DraftKings, Inc., Class A*	28,856	1,237,634
Dutch Bros, Inc., Class A*	4,028	275,394
Expedia Group, Inc.	4,774	805,278
Flutter Entertainment plc, Class DI*	10,688	3,054,203
Hilton Worldwide Holdings, Inc.	16,119	4,293,134
Las Vegas Sands Corp.	21,813	949,084
Light & Wonder, Inc.*	1,443	138,903
Marriott International, Inc., Class A	12,615	3,446,544
McDonald’s Corp.	38,965	11,384,404
Planet Fitness, Inc., Class A*	913	99,563
Royal Caribbean Cruises Ltd.	17,453	5,465,232
Starbucks Corp.	239,924	21,984,236
Texas Roadhouse, Inc., Class A	271	50,788
Viking Holdings Ltd.*	14,925	795,353
Wingstop, Inc.	1,504	506,457
Yum China Holdings, Inc.	67,361	3,011,710
Yum! Brands, Inc.	30,032	4,450,142

		137,069,321

Household Durables (0.1%)
DR Horton, Inc.	16,932	2,182,874
Somnigroup International, Inc.	6,144	418,099

		2,600,973

Leisure Products (0.2%)
Mattel, Inc.*	457,825	9,028,309

Specialty Retail (1.8%)
AutoZone, Inc.*	591	2,193,928
Burlington Stores, Inc.*	1,029	239,387
Carvana Co.*	13,636	4,594,787
Chewy, Inc., Class A*	9,795	417,463
Dick’s Sporting Goods, Inc.	79,535	15,732,818
Gap, Inc. (The)	444,350	9,691,273
Home Depot, Inc. (The)	70,436	25,824,655
O’Reilly Automotive, Inc.*	49,959	4,502,805
TJX Cos., Inc. (The)	51,032	6,301,942
Tractor Supply Co.	22,524	1,188,591
Ulta Beauty, Inc.*	777	363,496
Williams-Sonoma, Inc.	60,090	9,816,903

		80,868,048

Textiles, Apparel & Luxury Goods (0.6%)
Deckers Outdoor Corp.*	10,079	1,038,842
Lululemon Athletica, Inc.*	32,777	7,787,160
NIKE, Inc., Class B	136,350	9,686,304
On Holding AG, Class A*	10,272	534,657
Ralph Lauren Corp.	30,749	8,433,836
Tapestry, Inc.	1,686	148,048
Under Armour, Inc., Class A*	271,081	1,851,483

		29,480,330

Total Consumer Discretionary		548,683,117

Consumer Staples (2.8%)
Beverages (1.3%)
Boston Beer Co., Inc. (The), Class A*	9,369	1,787,699
Celsius Holdings, Inc.*	8,632	400,438
Coca-Cola Co. (The)	417,794	29,558,926
Monster Beverage Corp.*	283,778	17,775,854
PepsiCo, Inc.	83,702	11,052,012

		60,574,929

Consumer Staples Distribution & Retail (1.0%)
Costco Wholesale Corp.	29,353	29,057,709
Maplebear, Inc.*	61,675	2,790,177
Sprouts Farmers Market, Inc.*	4,603	757,838
Walmart, Inc.	134,064	13,108,778

		45,714,502

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Food Products (0.0%)†
Hershey Co. (The)	1,253	$207,935

Household Products (0.3%)
Colgate-Palmolive Co.	37,491	3,407,932
Kimberly-Clark Corp.	2,372	305,798
Procter & Gamble Co. (The)	57,045	9,088,409

		12,802,139

Tobacco (0.2%)
Philip Morris International, Inc.	48,200	8,778,666

Total Consumer Staples		128,078,171

Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Cheniere Energy, Inc.	8,402	2,046,055
Targa Resources Corp.	9,883	1,720,433
Texas Pacific Land Corp.	1,240	1,309,923

Total Energy		5,076,411

Financials (5.8%)
Banks (0.1%)
Bank of America Corp.	8,122	384,333
Citigroup, Inc.	19,057	1,622,132
NU Holdings Ltd., Class A*	197,629	2,711,470

		4,717,935

Capital Markets (1.5%)
Ameriprise Financial, Inc.	9,224	4,923,126
Ares Management Corp., Class A	8,967	1,553,084
Blackstone, Inc.	60,120	8,992,750
Blue Owl Capital, Inc., Class A	21,252	408,251
Charles Schwab Corp. (The)	40,506	3,695,767
Coinbase Global, Inc., Class A*	1,528	535,549
FactSet Research Systems, Inc.	10,785	4,823,915
Goldman Sachs Group, Inc. (The)	11,211	7,934,585
Houlihan Lokey, Inc., Class A	331	59,563
Intercontinental Exchange, Inc.	7,150	1,311,811
KKR & Co., Inc.	28,361	3,772,864
LPL Financial Holdings, Inc.	4,703	1,763,484
Moody’s Corp.	12,024	6,031,118
MSCI, Inc.	24,626	14,202,799
Robinhood Markets, Inc., Class A*	40,613	3,802,595
SEI Investments Co.	67,318	6,049,195

		69,860,456

Consumer Finance (0.2%)
American Express Co.	17,680	5,639,566
SoFi Technologies, Inc.*	11,717	213,367

		5,852,933

Financial Services (3.7%)
Affirm Holdings, Inc., Class A*	8,367	578,494
Apollo Global Management, Inc.	19,210	2,725,323
Berkshire Hathaway, Inc., Class B*	6,512	3,163,334
Block, Inc., Class A*	65,304	4,436,101
Corpay, Inc.*	1,752	581,349
Fiserv, Inc.*	8,870	1,529,277
Mastercard, Inc., Class A	98,609	55,412,342
PayPal Holdings, Inc.*	257,673	19,150,257
Shift4 Payments, Inc., Class A*	129	12,785
Toast, Inc., Class A*	28,842	1,277,412
Visa, Inc., Class A	229,446	81,464,802

		170,331,476

Insurance (0.3%)
Aon plc, Class A	28,657	10,223,671
Kinsale Capital Group, Inc.	995	481,480
Marsh & McLennan Cos., Inc.	5,587	1,221,542
Progressive Corp. (The)	7,024	1,874,425

		13,801,118

Total Financials		264,563,918

Health Care (5.7%)
Biotechnology (1.7%)
AbbVie, Inc.	127,544	23,674,717
Alnylam Pharmaceuticals, Inc.*	45,513	14,841,334
Amgen, Inc.	26,653	7,441,784
CRISPR Therapeutics AG*	44,128	2,146,386
Exelixis, Inc.*	13,783	607,486
Gilead Sciences, Inc.	44,940	4,982,498
Halozyme Therapeutics, Inc.*	4,746	246,887
Insmed, Inc.*	32,275	3,248,156
Natera, Inc.*	20,135	3,401,607
Neurocrine Biosciences, Inc.*	3,364	422,821
Regeneron Pharmaceuticals, Inc.	15,445	8,108,625
Vertex Pharmaceuticals, Inc.*	15,793	7,031,044

		76,153,345

Health Care Equipment & Supplies (1.2%)
Abbott Laboratories	115,136	15,659,647
Boston Scientific Corp.*	15,988	1,717,271
Dexcom, Inc.*	21,192	1,849,850
Edwards Lifesciences Corp.*	16,300	1,274,823
IDEXX Laboratories, Inc.*	15,248	8,178,112
Inspire Medical Systems, Inc.*	718	93,175
Insulet Corp.*	3,352	1,053,132
Intuitive Surgical, Inc.*	40,708	22,121,134
ResMed, Inc.	2,646	682,668
Stryker Corp.	6,914	2,735,386

		55,365,198

Health Care Providers & Services (0.3%)
Cardinal Health, Inc.	9,751	1,638,168
Cencora, Inc.	12,452	3,733,732
HCA Healthcare, Inc.	671	257,060
McKesson Corp.	14,281	10,464,831

		16,093,791

Health Care Technology (0.5%)
Doximity, Inc., Class A*	175,201	10,746,829
Veeva Systems, Inc., Class A*	41,446	11,935,619

		22,682,448

Life Sciences Tools & Services (0.2%)
Illumina, Inc.*	29,183	2,784,350
Medpace Holdings, Inc.*	2,690	844,284
Tempus AI, Inc., Class A*	2,284	145,125
Thermo Fisher Scientific, Inc.	15,683	6,358,829
Waters Corp.*	80	27,923

		10,160,511

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (1.8%)
Bristol-Myers Squibb Co.	10,844	$501,969
Corcept Therapeutics, Inc.*	4,257	312,464
Eli Lilly & Co.	70,234	54,749,510
Johnson & Johnson	15,375	2,348,531
Novartis AG (ADR)	27,309	3,304,662
Novo Nordisk A/S (ADR)	86,577	5,975,545
Roche Holding AG (ADR)	82,562	3,365,227
Zoetis, Inc.	78,140	12,185,933

		82,743,841

Total Health Care		263,199,134

Industrials (3.9%)
Aerospace & Defense (1.2%)
Axon Enterprise, Inc.*	4,626	3,830,050
Boeing Co. (The)*	100,171	20,988,830
GE Aerospace	64,337	16,559,700
HEICO Corp.	3,269	1,072,232
HEICO Corp., Class A	3,669	949,354
Howmet Aerospace, Inc.	22,146	4,122,035
Lockheed Martin Corp.	3,371	1,561,245
Rocket Lab Corp.*	19,283	689,753
RTX Corp.	12,195	1,780,714
TransDigm Group, Inc.	2,919	4,438,748

		55,992,661

Air Freight & Logistics (0.1%)
Expeditors International of Washington, Inc.	34,153	3,901,980

Building Products (0.2%)
AAON, Inc.	43	3,171
Lennox International, Inc.	1,778	1,019,221
Trane Technologies plc	19,216	8,405,271

		9,427,663

Commercial Services & Supplies (0.4%)
Cintas Corp.	28,778	6,413,753
Copart, Inc.*	48,877	2,398,394
Rollins, Inc.	29,454	1,661,795
Veralto Corp.	4,290	433,075
Waste Management, Inc.	28,290	6,473,318

		17,380,335

Construction & Engineering (0.1%)
Comfort Systems USA, Inc.	2,571	1,378,596
EMCOR Group, Inc.	1,681	899,150
Quanta Services, Inc.	13,248	5,008,804

		7,286,550

Electrical Equipment (0.3%)
Eaton Corp. plc	4,098	1,462,945
GE Vernova, Inc.	17,848	9,444,269
Vertiv Holdings Co., Class A	23,697	3,042,932

		13,950,146

Ground Transportation (0.7%)
Old Dominion Freight Line, Inc.	3,624	588,175
Uber Technologies, Inc.*	297,098	27,719,244
Union Pacific Corp.	8,891	2,045,641

		30,353,060

Industrial Conglomerates (0.1%)
3M Co.	47,350	7,208,564

Machinery (0.2%)
Caterpillar, Inc.	4,546	1,764,803
Deere & Co.	13,999	7,118,351
Illinois Tool Works, Inc.	5,813	1,437,264

		10,320,418

Professional Services (0.4%)
Automatic Data Processing, Inc.	25,920	7,993,728
Booz Allen Hamilton Holding Corp.	4,902	510,445
Broadridge Financial Solutions, Inc.	5,031	1,222,684
Paychex, Inc.	3,620	526,565
Paycom Software, Inc.	20,420	4,725,188
Paylocity Holding Corp.*	1,971	357,126
Verisk Analytics, Inc.	4,584	1,427,916

		16,763,652

Trading Companies & Distributors (0.2%)
Core & Main, Inc., Class A*	369	22,269
Fastenal Co.	78,702	3,305,484
Ferguson Enterprises, Inc.	1,468	319,657
FTAI Aviation Ltd.	5,343	614,659
W.W. Grainger, Inc.	4,296	4,468,871

		8,730,940

Total Industrials		181,315,969

Information Technology (28.5%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	98,883	10,116,720
Motorola Solutions, Inc.	6,623	2,784,706
Ubiquiti, Inc.	543	223,526

		13,124,952

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	120,793	11,928,309
CDW Corp.	10,304	1,840,191
Jabil, Inc.	7,200	1,570,320

		15,338,820

IT Services (1.3%)
Accenture plc, Class A	20,282	6,062,087
Cloudflare, Inc., Class A*	31,422	6,153,370
Gartner, Inc.*	10,029	4,053,922
GoDaddy, Inc., Class A*	5,786	1,041,827
International Business Machines Corp.	35,598	10,493,579
MongoDB, Inc.*	224	47,038
Okta, Inc.*	604	60,382
Shopify, Inc., Class A*	214,189	24,706,701
Snowflake, Inc., Class A*	26,074	5,834,579
Twilio, Inc., Class A*	13,908	1,729,599

		60,183,084

Semiconductors & Semiconductor Equipment (10.0%)
Advanced Micro Devices, Inc.*	72,131	10,235,389
Applied Materials, Inc.	25,299	4,631,488
ARM Holdings plc (ADR)*	69,521	11,244,327
ASML Holding NV (Registered) (ADR)	313	250,835
Astera Labs, Inc.*	10,504	949,772

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Broadcom, Inc.	359,214	$99,017,339
Enphase Energy, Inc.*	13,338	528,852
Entegris, Inc.	15,988	1,289,432
KLA Corp.	10,463	9,372,128
Lam Research Corp.	114,770	11,171,712
Lattice Semiconductor Corp.*	20,703	1,014,240
MACOM Technology Solutions Holdings, Inc.*	13,928	1,995,743
Marvell Technology, Inc.	13,378	1,035,457
Monolithic Power Systems, Inc.	4,985	3,645,929
NVIDIA Corp.	1,773,074	280,127,961
Onto Innovation, Inc.*	5,267	531,598
QUALCOMM, Inc.	63,489	10,111,258
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	12,122	2,745,512
Texas Instruments, Inc.	32,789	6,807,652

		456,706,624

Software (12.3%)
Adobe, Inc.*	52,630	20,361,494
Appfolio, Inc., Class A*	3,934	905,922
AppLovin Corp., Class A*	19,604	6,862,968
Atlassian Corp., Class A*	9,578	1,945,196
Autodesk, Inc.*	61,832	19,141,332
Bentley Systems, Inc., Class B	16,440	887,267
Cadence Design Systems, Inc.*	19,569	6,030,187
Confluent, Inc., Class A*	11,154	278,069
Crowdstrike Holdings, Inc., Class A*	19,915	10,142,909
Datadog, Inc., Class A*	24,346	3,270,398
Docusign, Inc.*	14,738	1,147,943
Dropbox, Inc., Class A*	7,422	212,269
Dynatrace, Inc.*	19,073	1,053,020
Elastic NV*	1,174	99,003
Fair Isaac Corp.*	2,475	4,524,201
Fortinet, Inc.*	51,641	5,459,487
Gen Digital, Inc.	16,790	493,626
Guidewire Software, Inc.*	5,629	1,325,348
HubSpot, Inc.*	5,985	3,331,431
Intuit, Inc.	23,053	18,157,234
Manhattan Associates, Inc.*	4,355	859,982
Microsoft Corp.	567,798	282,428,403
MicroStrategy, Inc., Class A*	892	360,573
Nutanix, Inc., Class A*	3,299	252,176
Oracle Corp.	334,492	73,129,986
Palantir Technologies, Inc., Class A*	137,472	18,740,183
Palo Alto Networks, Inc.*	62,385	12,766,466
Pegasystems, Inc.	1,734	93,862
PTC, Inc.*	2,761	475,831
Rubrik, Inc., Class A*	3,371	302,008
Salesforce, Inc.	42,408	11,564,238
Samsara, Inc., Class A*	10,486	417,133
ServiceNow, Inc.*	29,678	30,511,358
Synopsys, Inc.*	13,277	6,806,852
Tyler Technologies, Inc.*	3,192	1,892,345
Workday, Inc., Class A*	66,912	16,058,880
Zscaler, Inc.*	7,169	2,250,636

		564,540,216

Technology Hardware, Storage & Peripherals (4.3%)
Apple, Inc.	912,446	187,206,546
Dell Technologies, Inc., Class C	12,683	1,554,936
NetApp, Inc.	24,321	2,591,402
Pure Storage, Inc., Class A*	32,567	1,875,208
Super Micro Computer, Inc.*	24,373	1,194,521

		194,422,613

Total Information Technology		1,304,316,309

Materials (0.1%)
Chemicals (0.1%)
Ecolab, Inc.	3,342	900,469
Sherwin-Williams Co. (The)	13,131	4,508,660

Total Materials		5,409,129

Real Estate (0.3%)
Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	7,540	1,056,505
CoStar Group, Inc.*	50,096	4,027,718

		5,084,223

Retail REITs (0.0%)†
Simon Property Group, Inc. (REIT)	158	25,400

Specialized REITs (0.2%)
American Tower Corp. (REIT)	30,006	6,631,926
Public Storage (REIT)	927	272,001

		6,903,927

Total Real Estate		12,013,550

Utilities (0.1%)
Electric Utilities (0.0%)†
NRG Energy, Inc.	12,092	1,941,733

Independent Power and Renewable Electricity Producers (0.1%)
Vistra Corp.	22,098	4,282,814

Total Utilities		6,224,547

Total Common Stocks (69.1%) (Cost $1,098,955,037)		3,167,308,429

EXCHANGE TRADED FUNDS (ETF):
Equity (20.7%)
Invesco QQQ Trust	39,840	21,977,337
iShares Core S&P 500 ETF	2,079	1,290,851
iShares Morningstar Growth ETF‡	2,383,885	230,998,457
iShares Morningstar U.S. Equity ETF	15,692	1,346,060
iShares Morningstar Value ETF	30,936	2,579,753
iShares Russell 1000 ETF	3,225	1,095,113
iShares Russell 1000 Growth ETF	55,153	23,416,861
SPDR Portfolio S&P 500 Growth ETF	1,654,000	157,659,280
SPDR Portfolio S&P 500 Value ETF	43,800	2,292,492
Vanguard Growth ETF	445,182	195,167,789
Vanguard Large-Cap ETF	600	171,180
Vanguard Russell 1000 Growth ETF	2,799,800	305,738,161
Vanguard Russell 1000 Value ETF	25,400	2,164,334

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Vanguard Value ETF	14,900	$2,633,426

Total Exchange Traded Funds (20.7%) (Cost $404,304,078)		948,531,094

SHORT-TERM INVESTMENTS:
Investment Companies (4.4%)
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	201,681,823	201,722,159

Total Short-Term Investments (4.4%) (Cost $201,720,008)		201,722,159

Total Investments in Securities (94.2%) (Cost $1,704,979,123)		4,317,561,682
Other Assets Less Liabilities (5.8%)		265,287,980

Net Assets (100%)		$4,582,849,662

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	—	989,296	—	(1,171,255)	637,838	(455,879)	—	10,520	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Growth ETF	2,383,885	231,301,056	—	(18,200,047)	6,437,117	11,460,331	230,998,457	485,382	—

Total		232,290,352	—	(19,371,302)	7,074,955	11,004,452	230,998,457	495,902	—

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 1000 Growth E-Mini Index	2,106	9/2025	USD	454,580,100	17,102,283

					17,102,283

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$448,428,174	$—	$—	$448,428,174
Consumer Discretionary	548,683,117	—	—	548,683,117
Consumer Staples	128,078,171	—	—	128,078,171
Energy	5,076,411	—	—	5,076,411
Financials	264,563,918	—	—	264,563,918
Health Care	263,199,134	—	—	263,199,134
Industrials	181,315,969	—	—	181,315,969
Information Technology	1,304,316,309	—	—	1,304,316,309
Materials	5,409,129	—	—	5,409,129
Real Estate	12,013,550	—	—	12,013,550
Utilities	6,224,547	—	—	6,224,547
Exchange Traded Funds	948,531,094	—	—	948,531,094
Futures	17,102,283	—	—	17,102,283
Short-Term Investments
Investment Companies	201,722,159	—	—	201,722,159

Total Assets	$4,334,663,965	$—	$—	$4,334,663,965

Total Liabilities	$—	$—	$—	$—

Total	$4,334,663,965	$—	$—	$4,334,663,965

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$17,102,283	*

Total		$17,102,283

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(185,603,418)	$(185,603,418)

Total	$(185,603,418)	$(185,603,418)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$33,851,202	$33,851,202

Total	$33,851,202	$33,851,202

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$437,958,000
Average notional value of contracts — short	716,949,000

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$539,762,895
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$977,952,294

During the six months ended June 30, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 15%)*	Net Proceeds of Sales and Redemptions (affiliated 11%)*	Net Realized Gain (Loss)
$ 82,371,709	$109,677,623	$66,493,228

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,660,949,312
Aggregate gross unrealized depreciation	(33,807,808)

Net unrealized appreciation	$2,627,141,504

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,707,522,461

For the six months ended June 30, 2025, the Portfolio incurred approximately $9,282 as brokerage commissions with Bernstein Institutional Services, LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $51,104,557)	$230,998,457
Unaffiliated Issuers (Cost $1,653,874,566)	4,086,563,225
Cash	231,488,458
Cash held as collateral at broker for futures	35,257,200
Due from broker for futures variation margin	3,325,693
Dividends, interest and other receivables	2,803,225
Receivable for securities sold	723,911
Due from Custodian	673,607
Receivable for Portfolio shares sold	81,147
Other assets	45,898

Total assets	4,591,960,821

LIABILITIES
Payable for Portfolio shares repurchased	4,099,718
Investment management fees payable	1,647,611
Payable for securities purchased	1,580,283
Distribution fees payable – Class IB	901,653
Administrative fees payable	434,459
Accrued expenses	447,435

Total liabilities	9,111,159

Commitments and contingent liabilities^
NET ASSETS	$4,582,849,662

Net assets were comprised of:
Paid in capital	$1,737,118,242
Total distributable earnings (loss)	2,845,731,420

Net assets	$4,582,849,662

Class IB
Net asset value, offering and redemption price per share, $4,532,508,446 / 131,697,171 shares outstanding (unlimited amount authorized: $0.01 par value)	$34.42

Class K
Net asset value, offering and redemption price per share, $50,341,216 / 1,357,310 shares outstanding (unlimited amount authorized: $0.01 par value)	$37.09

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends ($495,902 of dividend income received from affiliates) (net of $70,794 foreign withholding tax)	$16,464,717
Interest	5,817,870

Total income	22,282,587

EXPENSES
Investment management fees	9,980,903
Distribution fees – Class IB	5,464,009
Administrative fees	2,751,440
Printing and mailing expenses	156,813
Custodian fees	154,953
Professional fees	119,846
Trustees’ fees	74,707
Miscellaneous	53,587

Total expenses	18,756,258

NET INVESTMENT INCOME (LOSS)	3,526,329

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($7,074,955 realized gain (loss) from affiliates)	415,774,379
Futures contracts	(185,603,418)

Net realized gain (loss)	230,170,961

Change in unrealized appreciation (depreciation) on:
Investments in securities ($11,004,451 of change in unrealized appreciation (depreciation) from affiliates)	(186,527,102)
Futures contracts	33,851,202
Foreign currency translations	13,286

Net change in unrealized appreciation (depreciation)	(152,662,614)

NET REALIZED AND UNREALIZED GAIN (LOSS)	77,508,347

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$81,034,676

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,526,329	$13,274,531
Net realized gain (loss)	230,170,961	637,097,002
Net change in unrealized appreciation (depreciation)	(152,662,614)	564,199,151

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	81,034,676	1,214,570,684

Distributions to shareholders:
Class IB	—	(569,201,810)
Class K	—	(5,896,394)

Total distributions to shareholders	—	(575,098,204)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 7,472 shares, respectively ]	—	252,862
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (2,265,369) shares, respectively ]	—	(83,238,983)
Capital shares repurchased [ 0 and (98,856) shares, respectively ]	—	(3,326,112)

Total Class IA transactions	—	(86,312,233)

Class IB
Capital shares sold [ 962,133 and 1,179,912 shares, respectively ]	30,634,921	39,596,918
Capital shares issued in connection with share class combination (Note 1) [ 0 and 2,402,718 shares, respectively ]	—	83,238,983
Capital shares issued in reinvestment of dividends and distributions [ 0 and 16,331,221 shares, respectively ]	—	569,201,810
Capital shares repurchased [ (10,620,946) and (22,183,239) shares, respectively ]	(344,310,278)	(745,061,969)

Total Class IB transactions	(313,675,357)	(53,024,258)

Class K
Capital shares sold [ 68,340 and 37,297 shares, respectively ]	2,533,371	1,352,699
Capital shares issued in reinvestment of dividends and distributions [ 0 and 157,338 shares, respectively ]	—	5,896,394
Capital shares repurchased [ (135,408) and (345,424) shares, respectively ]	(4,783,967)	(12,413,489)

Total Class K transactions	(2,250,596)	(5,164,396)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(315,925,953)	(144,500,887)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(234,891,277)	494,971,593
NET ASSETS:
Beginning of period	4,817,740,939	4,322,769,346

End of period	$4,582,849,662	$4,817,740,939

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024	2023	2022	2021	2020
Net asset value, beginning of period	$33.72		$29.25	$23.02	$38.09	$39.79	$34.95

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03		0.10	0.12	0.01	(0.07)	0.02
Net realized and unrealized gain (loss)	0.67		8.78	8.78	(11.52)	9.64	10.90

Total from investment operations	0.70		8.88	8.90	(11.51)	9.57	10.92

Less distributions:
Dividends from net investment income	—		(0.12)	(0.12)	(0.02)	—	(0.03)
Distributions from net realized gains	—		(4.29)	(2.55)	(3.54)	(11.27)	(6.05)

Total dividends and distributions	—		(4.41)	(2.67)	(3.56)	(11.27)	(6.08)

Net asset value, end of period	$34.42		$33.72	$29.25	$23.02	$38.09	$39.79

Total return (b)	2.08%		30.11%	38.97%	(30.57)%	24.38%	31.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,532,508		$4,766,050	$4,200,505	$3,428,797	$5,431,974	$4,962,811
Ratio of expenses to average net assets (a)(f)	0.85%		0.85%	0.86%	0.85%	0.82%	0.84%
Ratio of net investment income (loss) to average net assets (a)(f)	0.16%		0.28%	0.42%	0.04%	(0.17)%	0.06%
Portfolio turnover rate^	13	%(z)	16%	23%	20%	29%	20%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024	2023	2022	2021	2020
Net asset value, beginning of period	$36.29		$31.21	$24.42	$40.11	$41.32	$36.09

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.19	0.20	0.09	0.03 †	0.13
Net realized and unrealized gain (loss)	0.73		9.38	9.33	(12.15)	10.03	11.28

Total from investment operations	0.80		9.57	9.53	(12.06)	10.06	11.41

Less distributions:
Dividends from net investment income	—		(0.20)	(0.19)	(0.09)	—	(0.13)
Distributions from net realized gains	—		(4.29)	(2.55)	(3.54)	(11.27)	(6.05)

Total dividends and distributions	—		(4.49)	(2.74)	(3.63)	(11.27)	(6.18)

Net asset value, end of period	$37.09		$36.29	$31.21	$24.42	$40.11	$41.32

Total return (b)	2.20%		30.44%	39.31%	(30.39)%	24.66%	32.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$50,341		$51,691	$49,159	$40,291	$65,813	$527,792
Ratio of expenses to average net assets (a)(f)	0.60%		0.60%	0.61%	0.60%	0.57%	0.59%
Ratio of net investment income (loss) to average net assets (a)(f)	0.41%		0.53%	0.67%	0.30%	0.06%	0.33%
Portfolio turnover rate^	13	%(z)	16%	23%	20%	29%	20%
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.5%)
Diversified Telecommunication Services (1.4%)
AST SpaceMobile, Inc., Class A (x)*	403	$18,832
AT&T, Inc.	215,973	6,250,259
Frontier Communications Parent, Inc.*	7,218	262,735
Iridium Communications, Inc.	2,689	81,127
Liberty Global Ltd., Class A*	5,151	51,562
Liberty Global Ltd., Class C*	4,314	44,477
Verizon Communications, Inc.	130,033	5,626,528

		12,335,520

Entertainment (1.3%)
Electronic Arts, Inc.	8,030	1,282,391
Liberty Media Corp.-Liberty Formula One, Class A*	481	45,676
Liberty Media Corp.-Liberty Formula One, Class C*	4,454	465,443
Liberty Media Corp.-Liberty Live, Class A*	606	48,165
Liberty Media Corp.-Liberty Live, Class C*	1,408	114,273
Madison Square Garden Sports Corp.*	496	103,639
Roku, Inc.*	3,452	303,396
Take-Two Interactive Software, Inc.*	3,642	884,460
TKO Group Holdings, Inc., Class A	1,214	220,887
Walt Disney Co. (The)	55,756	6,914,302
Warner Bros Discovery, Inc.*	68,675	787,015

		11,169,647

Interactive Media & Services (3.5%)
Alphabet, Inc., Class A	63,524	11,194,835
Alphabet, Inc., Class C	51,724	9,175,320
IAC, Inc.*	2,067	77,182
Match Group, Inc.	7,525	232,447
Meta Platforms, Inc., Class A	11,989	8,848,961
Pinterest, Inc., Class A*	9,154	328,263
Trump Media & Technology Group Corp.*	1,460	26,338
ZoomInfo Technologies, Inc., Class A*	9,098	92,072

		29,975,418

Media (0.9%)
Charter Communications, Inc., Class A*	2,792	1,141,398
Comcast Corp., Class A	114,030	4,069,731
DoubleVerify Holdings, Inc.*	2,155	32,260
Fox Corp., Class A	6,643	372,274
Fox Corp., Class B	4,072	210,237
Interpublic Group of Cos., Inc. (The)	11,355	277,970
Liberty Broadband Corp., Class A*	401	39,226
Liberty Broadband Corp., Class C*	2,717	267,298
New York Times Co. (The), Class A	4,940	276,541
News Corp., Class A	11,655	346,387
News Corp., Class B	3,445	118,198
Nexstar Media Group, Inc., Class A	816	141,127
Omnicom Group, Inc.	5,950	428,043
Paramount Global, Class A	282	6,472
Paramount Global, Class B	18,330	236,457
Sirius XM Holdings, Inc. (x)	5,843	134,214

		8,097,833

Wireless Telecommunication Services (0.4%)
Millicom International Cellular SA	3,162	118,480
T-Mobile US, Inc.	13,982	3,331,351

		3,449,831

Total Communication Services		65,028,249

Consumer Discretionary (7.5%)
Automobile Components (0.1%)
Aptiv plc*	7,046	480,678
BorgWarner, Inc.	6,708	224,584
Gentex Corp.	6,963	153,117
Lear Corp.	1,642	155,957
QuantumScape Corp., Class A (x)*	12,688	85,263

		1,099,599

Automobiles (0.4%)
Ford Motor Co.	120,190	1,304,062
General Motors Co.	29,750	1,463,997
Harley-Davidson, Inc.	3,432	80,995
Lucid Group, Inc. (x)*	38,245	80,697
Rivian Automotive, Inc., Class A (x)*	23,861	327,850
Thor Industries, Inc.	1,567	139,165

		3,396,766

Broadline Retail (2.2%)
Amazon.com, Inc.*	81,197	17,813,810
Dillard’s, Inc., Class A (x)	91	38,022
eBay, Inc.	14,180	1,055,843
Etsy, Inc.*	1,354	67,917
Macy’s, Inc.	8,530	99,460
Ollie’s Bargain Outlet Holdings, Inc.*	1,884	248,273

		19,323,325

Distributors (0.1%)
Genuine Parts Co.	4,270	517,994
LKQ Corp. (x)	7,988	295,636
Pool Corp.	900	262,332

		1,075,962

Diversified Consumer Services (0.1%)
ADT, Inc.	10,883	92,179
Bright Horizons Family Solutions, Inc.*	1,523	188,227
Grand Canyon Education, Inc.*	616	116,424
H&R Block, Inc.	3,393	186,242
Service Corp. International	4,288	349,043

		932,115

Hotels, Restaurants & Leisure (1.6%)
Aramark	8,125	340,194
Booking Holdings, Inc.	61	353,144
Boyd Gaming Corp.	1,788	139,875
Caesars Entertainment, Inc.*	6,354	180,390
Carnival Corp.*	23,012	647,097
Choice Hotels International, Inc. (x)	578	73,337
Churchill Downs, Inc.	314	31,714
Darden Restaurants, Inc.	181	39,453
Domino’s Pizza, Inc.	682	307,309
Flutter Entertainment plc, Class DI*	932	266,328
Hyatt Hotels Corp., Class A	1,238	172,887
Marriott International, Inc., Class A	1,631	445,606
McDonald’s Corp.	20,765	6,066,910

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
MGM Resorts International*	6,307	$216,898
Norwegian Cruise Line Holdings Ltd.*	1,326	26,891
Penn Entertainment, Inc.*	4,592	82,059
Restaurant Brands International, Inc. (x)	3,611	239,373
Starbucks Corp.	30,386	2,784,269
Travel + Leisure Co.	1,299	67,041
Vail Resorts, Inc.	201	31,583
Wendy’s Co. (The)	2,839	32,421
Wyndham Hotels & Resorts, Inc.	243	19,734
Wynn Resorts Ltd.	2,571	240,826
Yum! Brands, Inc.	5,698	844,330

		13,649,669

Household Durables (0.6%)
DR Horton, Inc.	8,447	1,088,987
Garmin Ltd.	5,018	1,047,357
Lennar Corp., Class A	7,030	777,589
Lennar Corp., Class B	293	30,838
Mohawk Industries, Inc.*	1,579	165,542
Newell Brands, Inc.	12,833	69,298
NVR, Inc.*	87	642,552
PulteGroup, Inc.	6,148	648,368
SharkNinja, Inc.*	1,796	177,786
Toll Brothers, Inc.	3,045	347,526
TopBuild Corp.*	835	270,323
Whirlpool Corp.	1,651	167,445

		5,433,611

Leisure Products (0.1%)
Brunswick Corp.	2,016	111,364
Hasbro, Inc.	4,069	300,374
Mattel, Inc.*	9,885	194,932
YETI Holdings, Inc.*	2,539	80,029

		686,699

Specialty Retail (1.8%)
AutoNation, Inc.*	846	168,058
AutoZone, Inc.*	434	1,611,108
Bath & Body Works, Inc.	6,554	196,358
Best Buy Co., Inc.	5,950	399,423
CarMax, Inc.*	4,693	315,417
Dick’s Sporting Goods, Inc.	1,666	329,551
Five Below, Inc.*	1,657	217,365
Floor & Decor Holdings, Inc., Class A*	2,234	169,695
GameStop Corp., Class A*	12,615	307,680
Gap, Inc. (The)	7,082	154,458
Home Depot, Inc. (The)	7,293	2,673,906
Lithia Motors, Inc., Class A	699	236,136
Lowe’s Cos., Inc.	17,256	3,828,589
O’Reilly Automotive, Inc.*	2,123	191,346
Penske Automotive Group, Inc.	569	97,760
RH*	390	73,714
Ross Stores, Inc.	7,936	1,012,475
TJX Cos., Inc. (The)	17,218	2,126,251
Ulta Beauty, Inc.*	1,043	487,936
Valvoline, Inc.*	446	16,890
Wayfair, Inc., Class A*	2,367	121,048
Williams-Sonoma, Inc.	3,101	506,610

		15,241,774

Textiles, Apparel & Luxury Goods (0.5%)
Amer Sports, Inc.*	4,592	177,986
Birkenstock Holding plc*	1,148	56,459
Columbia Sportswear Co.	800	48,864
Crocs, Inc.*	1,673	169,441
Lululemon Athletica, Inc.*	1,373	326,197
NIKE, Inc., Class B	35,622	2,530,587
PVH Corp.	1,607	110,240
Ralph Lauren Corp.	1,116	306,096
Skechers USA, Inc., Class A*	4,021	253,725
Tapestry, Inc.	527	46,276
Under Armour, Inc., Class A*	5,813	39,703
Under Armour, Inc., Class C*	5,779	37,506
VF Corp.	10,810	127,018

		4,230,098

Total Consumer Discretionary		65,069,618

Consumer Staples (8.1%)
Beverages (1.4%)
Boston Beer Co., Inc. (The), Class A*	251	47,893
Brown-Forman Corp., Class A	1,342	36,865
Brown-Forman Corp., Class B	4,546	122,333
Coca-Cola Co. (The)	61,227	4,331,810
Coca-Cola Consolidated, Inc.	1,375	153,519
Constellation Brands, Inc., Class A	4,023	654,462
Keurig Dr Pepper, Inc.	39,871	1,318,135
Molson Coors Beverage Co., Class B	5,163	248,289
PepsiCo, Inc.	36,412	4,807,840
Primo Brands Corp.	7,904	234,116

		11,955,262

Consumer Staples Distribution & Retail (2.2%)
Albertsons Cos., Inc., Class A	12,750	274,252
BJ’s Wholesale Club Holdings, Inc.*	3,428	369,641
Casey’s General Stores, Inc.	969	494,452
Dollar General Corp.	6,762	773,438
Dollar Tree, Inc.*	6,253	619,297
Kroger Co. (The)	18,670	1,339,199
Maplebear, Inc.*	5,304	239,953
Performance Food Group Co.*	4,117	360,114
Sysco Corp.	6,938	525,484
Target Corp.	13,993	1,380,409
US Foods Holding Corp.*	7,069	544,384
Walgreens Boots Alliance, Inc.	21,997	252,526
Walmart, Inc.	120,567	11,789,041

		18,962,190

Food Products (1.1%)
Archer-Daniels-Midland Co.	14,715	776,658
Bunge Global SA	4,088	328,185
Campbell’s Co. (The)	5,969	182,950
Conagra Brands, Inc.	14,652	299,926
Darling Ingredients, Inc.*	4,275	162,193
Flowers Foods, Inc. (x)	5,747	91,837
Freshpet, Inc.*	1,059	71,970
General Mills, Inc.	16,859	873,465
Hershey Co. (The)	3,943	654,341
Hormel Foods Corp.	8,904	269,346
Ingredion, Inc.	1,966	266,629
J M Smucker Co. (The)	3,190	313,258
Kellanova	8,553	680,220

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Kraft Heinz Co. (The)	26,286	$678,704
Lamb Weston Holdings, Inc.	4,194	217,459
McCormick & Co., Inc. (Non-Voting)	7,795	591,017
Mondelez International, Inc., Class A	39,889	2,690,114
Pilgrim’s Pride Corp.	1,273	57,259
Post Holdings, Inc.*	1,552	169,215
Seaboard Corp.	8	22,890
Smithfield Foods, Inc.	788	18,542
Tyson Foods, Inc., Class A	8,613	481,811

		9,897,989

Household Products (1.7%)
Church & Dwight Co., Inc.	7,582	728,706
Clorox Co. (The)	3,794	455,545
Colgate-Palmolive Co.	13,021	1,183,609
Kimberly-Clark Corp.	6,546	843,910
Procter & Gamble Co. (The)	72,318	11,521,704
Reynolds Consumer Products, Inc.	1,678	35,943

		14,769,417

Personal Care Products (0.3%)
BellRing Brands, Inc.*	3,907	226,333
Coty, Inc., Class A*	10,628	49,420
e.l.f. Beauty, Inc.*	1,685	209,681
Estee Lauder Cos., Inc. (The), Class A	7,195	581,356
Kenvue, Inc.	58,504	1,224,489

		2,291,279

Tobacco (1.4%)
Altria Group, Inc.	51,936	3,045,008
Philip Morris International, Inc.	47,968	8,736,412

		11,781,420

Total Consumer Staples		69,657,557

Energy (5.8%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	30,533	1,170,635
Halliburton Co.	26,393	537,890
NOV, Inc.	11,502	142,970
Schlumberger NV	41,880	1,415,544
TechnipFMC plc	12,787	440,384
Weatherford International plc	2,191	110,229

		3,817,652

Oil, Gas & Consumable Fuels (5.4%)
Antero Midstream Corp.	10,296	195,109
Antero Resources Corp.*	8,919	359,257
APA Corp.	10,917	199,672
Cheniere Energy, Inc.	3,734	909,304
Chevron Corp.	50,218	7,190,715
Chord Energy Corp.	1,818	176,073
Civitas Resources, Inc.	2,840	78,157
ConocoPhillips	38,974	3,497,527
Coterra Energy, Inc.	23,225	589,451
Devon Energy Corp.	19,144	608,971
Diamondback Energy, Inc.	5,870	806,538
DT Midstream, Inc.	3,123	343,249
EOG Resources, Inc.	17,003	2,033,729
EQT Corp.	18,354	1,070,405
Expand Energy Corp.	6,765	791,099
Exxon Mobil Corp.	133,414	14,382,029
Hess Corp.	8,700	1,205,298
HF Sinclair Corp.	4,428	181,902
Kinder Morgan, Inc.	59,871	1,760,207
Marathon Petroleum Corp.	9,594	1,593,659
Matador Resources Co.	3,595	171,553
Occidental Petroleum Corp.	20,734	871,035
ONEOK, Inc.	19,239	1,570,480
Ovintiv, Inc.	7,992	304,096
Permian Resources Corp.	19,618	267,197
Phillips 66	11,653	1,390,203
Range Resources Corp.	7,268	295,590
Valero Energy Corp.	9,610	1,291,776
Viper Energy, Inc., Class A	4,040	154,045
Williams Cos., Inc. (The)	35,508	2,230,258

		46,518,584

Total Energy		50,336,236

Financials (22.6%)
Banks (7.1%)
Bank of America Corp.	194,381	9,198,109
Bank OZK	3,285	154,592
BOK Financial Corp.	687	67,072
Citigroup, Inc.	46,852	3,988,042
Citizens Financial Group, Inc.	13,392	599,292
Columbia Banking System, Inc.	6,432	150,380
Comerica, Inc.	4,018	239,674
Commerce Bancshares, Inc.	3,794	235,873
Cullen/Frost Bankers, Inc.	1,830	235,228
East West Bancorp, Inc.	4,207	424,823
Fifth Third Bancorp	20,501	843,206
First Citizens BancShares, Inc., Class A	304	594,767
First Hawaiian, Inc.	3,854	96,196
First Horizon Corp.	15,477	328,112
FNB Corp.	10,928	159,330
Huntington Bancshares, Inc.	44,525	746,239
JPMorgan Chase & Co.	85,508	24,789,624
KeyCorp	29,112	507,131
M&T Bank Corp.	5,005	970,920
Pinnacle Financial Partners, Inc.	2,187	241,467
PNC Financial Services Group, Inc. (The)	12,165	2,267,799
Popular, Inc.	1,895	208,848
Prosperity Bancshares, Inc.	2,815	197,726
Regions Financial Corp.	27,658	650,516
SouthState Corp.	3,087	284,097
Synovus Financial Corp.	4,268	220,869
TFS Financial Corp.	1,613	20,888
Truist Financial Corp.	40,336	1,734,045
US Bancorp	48,086	2,175,892
Webster Financial Corp.	5,150	281,190
Wells Fargo & Co.	100,332	8,038,600
Western Alliance Bancorp	2,626	204,775
Wintrust Financial Corp.	2,031	251,803
Zions Bancorp NA	4,464	231,860

		61,338,985

Capital Markets (5.9%)
Affiliated Managers Group, Inc.	860	169,222
Ameriprise Financial, Inc.	271	144,641
Bank of New York Mellon Corp. (The)	20,438	1,862,106
BlackRock, Inc.	4,698	4,929,377

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Brookfield Asset Management Ltd., Class A (x)	7,710	$426,209
Carlyle Group, Inc. (The)	8,051	413,821
Cboe Global Markets, Inc.	3,225	752,102
Charles Schwab Corp. (The)	47,953	4,375,232
CME Group, Inc.	11,072	3,051,665
Coinbase Global, Inc., Class A*	5,731	2,008,658
Evercore, Inc., Class A	1,135	306,473
FactSet Research Systems, Inc.	1,093	488,877
Franklin Resources, Inc.	9,462	225,669
Freedom Holding Corp.*	81	11,830
Goldman Sachs Group, Inc. (The)	8,871	6,278,450
Hamilton Lane, Inc., Class A	427	60,685
Houlihan Lokey, Inc., Class A	1,030	185,348
Interactive Brokers Group, Inc., Class A	12,343	683,926
Intercontinental Exchange, Inc.	17,564	3,222,467
Invesco Ltd.	11,204	176,687
Janus Henderson Group plc	3,863	150,039
Jefferies Financial Group, Inc.	3,562	194,806
KKR & Co., Inc.	15,674	2,085,112
Lazard, Inc.	2,728	130,889
MarketAxess Holdings, Inc.	1,122	250,587
Morgan Stanley	35,459	4,994,755
Morningstar, Inc.	233	73,146
MSCI, Inc.	1,176	678,246
Nasdaq, Inc.	12,696	1,135,276
Northern Trust Corp.	5,953	754,781
Raymond James Financial, Inc.	5,629	863,320
Robinhood Markets, Inc., Class A*	19,735	1,847,788
S&P Global, Inc.	9,454	4,985,000
SEI Investments Co.	3,202	287,732
State Street Corp.	8,867	942,917
Stifel Financial Corp.	3,075	319,123
T. Rowe Price Group, Inc.	6,734	649,831
TPG, Inc., Class A	244	12,798
Tradeweb Markets, Inc., Class A	3,288	481,363
Virtu Financial, Inc., Class A	2,483	111,214
XP, Inc., Class A	11,375	229,775

		50,951,943

Consumer Finance (1.2%)
Ally Financial, Inc.	7,494	291,891
American Express Co.	11,366	3,625,527
Capital One Financial Corp.	19,353	4,117,544
Credit Acceptance Corp. (x)*	190	96,792
OneMain Holdings, Inc.	3,666	208,962
SLM Corp.	5,552	182,050
SoFi Technologies, Inc.*	28,248	514,396
Synchrony Financial	11,712	781,659

		9,818,821

Financial Services (4.3%)
Affirm Holdings, Inc., Class A*	3,348	231,481
Apollo Global Management, Inc.	3,853	546,625
Berkshire Hathaway, Inc., Class B*	56,787	27,585,421
Block, Inc., Class A*	10,561	717,409
Corebridge Financial, Inc.	7,393	262,451
Euronet Worldwide, Inc.*	1,248	126,522
Fidelity National Information Services, Inc.	16,211	1,319,737
Fiserv, Inc.*	12,294	2,119,609
Global Payments, Inc.	7,516	601,581
Jack Henry & Associates, Inc.	2,235	402,680
MGIC Investment Corp.	7,182	199,947
Mr Cooper Group, Inc.*	1,932	288,274
PayPal Holdings, Inc.*	29,980	2,228,114
Rocket Cos., Inc., Class A (x)	4,128	58,535
UWM Holdings Corp., Class A (x)	4,292	17,769
Voya Financial, Inc.	2,960	210,160
Western Union Co. (The)	10,163	85,572
WEX, Inc.*	960	141,014

		37,142,901

Insurance (4.0%)
Aflac, Inc.	14,997	1,581,584
Allstate Corp. (The)	8,124	1,635,442
American Financial Group, Inc.	2,035	256,837
American International Group, Inc.	17,968	1,537,881
Aon plc, Class A	493	175,883
Arch Capital Group Ltd.	11,233	1,022,765
Arthur J Gallagher & Co.	7,332	2,347,120
Assurant, Inc.	1,560	308,084
Assured Guaranty Ltd.	1,433	124,814
Axis Capital Holdings Ltd.	2,335	242,420
Brighthouse Financial, Inc.*	1,759	94,581
Brown & Brown, Inc.	7,586	841,060
Chubb Ltd.	11,458	3,319,612
Cincinnati Financial Corp.	4,742	706,179
CNA Financial Corp.	643	29,919
Everest Group Ltd.	1,111	377,573
Fidelity National Financial, Inc.	8,644	484,583
First American Financial Corp.	3,027	185,828
Globe Life, Inc.	2,552	317,188
Hanover Insurance Group, Inc. (The)	1,102	187,197
Hartford Insurance Group, Inc. (The)	8,738	1,108,590
Kemper Corp.	1,881	121,400
Lincoln National Corp.	5,242	181,373
Loews Corp.	5,260	482,132
Markel Group, Inc.*	306	611,192
Marsh & McLennan Cos., Inc.	13,394	2,928,464
MetLife, Inc.	17,321	1,392,955
Old Republic International Corp.	7,035	270,425
Primerica, Inc.	1,015	277,775
Principal Financial Group, Inc.	6,837	543,063
Progressive Corp. (The)	17,137	4,573,180
Prudential Financial, Inc.	10,918	1,173,030
Reinsurance Group of America, Inc.	2,030	402,671
RenaissanceRe Holdings Ltd.	1,471	357,306
RLI Corp.	2,384	172,172
Travelers Cos., Inc. (The)	6,960	1,862,078
Unum Group	5,327	430,208
W.R. Berkley Corp.	9,348	686,798
White Mountains Insurance Group Ltd.	77	138,270
Willis Towers Watson plc	3,051	935,131

		34,424,763

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT) (x)	29,170	268,072
Annaly Capital Management, Inc. (REIT)	18,408	346,439
Rithm Capital Corp. (REIT)	16,287	183,880

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Starwood Property Trust, Inc. (REIT) (x)	9,791	$196,506

		994,897

Total Financials		194,672,310

Health Care (11.6%)
Biotechnology (1.0%)
Amgen, Inc.	4,345	1,213,167
Biogen, Inc.*	4,497	564,778
BioMarin Pharmaceutical, Inc.*	5,853	321,739
Exact Sciences Corp.*	5,418	287,913
Exelixis, Inc.*	1,587	69,947
Gilead Sciences, Inc.	28,020	3,106,577
Incyte Corp.*	3,611	245,909
Insmed, Inc.*	344	34,620
Ionis Pharmaceuticals, Inc.*	338	13,354
Moderna, Inc.*	10,920	301,283
Neurocrine Biosciences, Inc.*	430	54,047
Regeneron Pharmaceuticals, Inc.	3,211	1,685,775
Revolution Medicines, Inc.*	5,335	196,275
Roivant Sciences Ltd.*	11,663	131,442
Sarepta Therapeutics, Inc.*	479	8,191
United Therapeutics Corp.*	1,368	393,095
Viking Therapeutics, Inc.*	3,089	81,859

		8,709,971

Health Care Equipment & Supplies (3.1%)
Abbott Laboratories	53,312	7,250,965
Align Technology, Inc.*	2,110	399,486
Baxter International, Inc.	15,770	477,516
Becton Dickinson & Co.	8,806	1,516,834
Boston Scientific Corp.*	37,611	4,039,798
Cooper Cos., Inc. (The)*	6,132	436,353
Dentsply Sirona, Inc.	6,130	97,344
Edwards Lifesciences Corp.*	17,719	1,385,803
Envista Holdings Corp.*	5,168	100,983
GE HealthCare Technologies, Inc.	14,091	1,043,720
Globus Medical, Inc., Class A*	3,452	203,737
Hologic, Inc.*	6,867	447,454
Medtronic plc	39,482	3,441,646
ResMed, Inc.	3,432	885,456
Solventum Corp.*	4,273	324,064
STERIS plc	3,023	726,185
Stryker Corp.	7,872	3,114,399
Teleflex, Inc.	1,374	162,627
Zimmer Biomet Holdings, Inc.	6,096	556,016

		26,610,386

Health Care Providers & Services (2.8%)
Acadia Healthcare Co., Inc.*	2,801	63,555
Amedisys, Inc.*	992	97,603
Cardinal Health, Inc.	3,698	621,264
Centene Corp.*	15,286	829,724
Chemed Corp.	403	196,233
Cigna Group (The)	7,584	2,507,119
CVS Health Corp.	38,560	2,659,869
Elevance Health, Inc.	6,963	2,708,328
Encompass Health Corp.	3,066	375,984
HCA Healthcare, Inc.	4,245	1,626,259
Henry Schein, Inc.*	3,372	246,325
Humana, Inc.	3,716	908,488
Labcorp Holdings, Inc.	2,573	675,438
McKesson Corp.	298	218,368
Molina Healthcare, Inc.*	745	221,936
Quest Diagnostics, Inc.	3,432	616,490
Tenet Healthcare Corp.*	2,819	496,144
UnitedHealth Group, Inc.	28,017	8,740,463
Universal Health Services, Inc., Class B	1,695	307,049

		24,116,639

Health Care Technology (0.0%)†
Certara, Inc.*	3,732	43,664
Veeva Systems, Inc., Class A*	927	266,958

		310,622

Life Sciences Tools & Services (1.7%)
Agilent Technologies, Inc.	8,772	1,035,184
Avantor, Inc.*	20,338	273,749
Bio-Rad Laboratories, Inc., Class A*	597	144,068
Bio-Techne Corp.	4,828	248,401
Bruker Corp.	3,180	131,016
Charles River Laboratories International, Inc.*	1,502	227,898
Danaher Corp.	19,642	3,880,081
Illumina, Inc.*	4,870	464,647
IQVIA Holdings, Inc.*	5,394	850,040
Mettler-Toledo International, Inc.*	641	752,995
QIAGEN NV*	6,561	315,322
Repligen Corp.*	1,420	176,620
Revvity, Inc.	3,698	357,671
Sotera Health Co.*	4,288	47,682
Thermo Fisher Scientific, Inc.	11,627	4,714,283
Waters Corp.*	875	305,410
West Pharmaceutical Services, Inc.	2,204	482,235

		14,407,302

Pharmaceuticals (3.0%)
Bristol-Myers Squibb Co.	50,673	2,345,653
Elanco Animal Health, Inc.*	15,150	216,342
Jazz Pharmaceuticals plc*	1,826	193,775
Johnson & Johnson	74,091	11,317,401
Merck & Co., Inc.	77,575	6,140,837
Organon & Co.	7,994	77,382
Perrigo Co. plc	4,193	112,037
Pfizer, Inc.	174,909	4,239,794
Royalty Pharma plc, Class A	12,007	432,612
Viatris, Inc.	36,513	326,061
Zoetis, Inc.	2,779	433,385

		25,835,279

Total Health Care		99,990,199

Industrials (13.0%)
Aerospace & Defense (2.7%)
ATI, Inc.*	4,305	371,694
Boeing Co. (The)*	19,154	4,013,338
BWX Technologies, Inc.	2,314	333,355
Curtiss-Wright Corp.	1,157	565,252
General Dynamics Corp.	7,780	2,269,115
Hexcel Corp.	2,462	139,078
Huntington Ingalls Industries, Inc.	1,201	289,993
L3Harris Technologies, Inc.	5,750	1,442,330
Leonardo DRS, Inc.	1,412	65,630
Loar Holdings, Inc.*	125	10,771

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Lockheed Martin Corp.	4,640	$2,148,970
Northrop Grumman Corp.	4,175	2,087,416
RTX Corp.	41,191	6,014,710
Spirit AeroSystems Holdings, Inc., Class A*	3,205	122,271
StandardAero, Inc.*	3,975	125,809
Textron, Inc.	5,540	444,807
TransDigm Group, Inc.	1,405	2,136,499
Woodward, Inc.	1,825	447,289

		23,028,327

Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	3,616	346,955
Expeditors International of Washington, Inc.	4,220	482,135
FedEx Corp.	6,702	1,523,432
GXO Logistics, Inc.*	3,534	172,106
United Parcel Service, Inc., Class B	22,597	2,280,941

		4,805,569

Building Products (0.8%)
A.O. Smith Corp.	3,558	233,298
Advanced Drainage Systems, Inc.	2,175	249,820
Allegion plc	2,649	381,774
Armstrong World Industries, Inc.	935	151,881
AZEK Co., Inc. (The), Class A*	1,403	76,253
Builders FirstSource, Inc.*	3,436	400,947
Carlisle Cos., Inc.	1,165	435,011
Carrier Global Corp.	24,797	1,814,892
Fortune Brands Innovations, Inc.	3,723	191,660
Hayward Holdings, Inc.*	6,109	84,304
Johnson Controls International plc	20,325	2,146,727
Masco Corp.	6,496	418,083
Owens Corning	2,613	359,340
Simpson Manufacturing Co., Inc.	1,183	183,732
Trex Co., Inc.*	3,284	178,584

		7,306,306

Commercial Services & Supplies (0.4%)
Clean Harbors, Inc.*	1,559	360,410
Copart, Inc.*	1,866	91,565
MSA Safety, Inc.	1,138	190,649
RB Global, Inc.	5,359	569,072
Republic Services, Inc.	6,237	1,538,106
Tetra Tech, Inc.	6,694	240,716
Veralto Corp.	4,427	446,906

		3,437,424

Construction & Engineering (0.3%)
AECOM	4,073	459,679
API Group Corp.*	7,705	393,340
EMCOR Group, Inc.	892	477,122
Everus Construction Group, Inc.*	1,565	99,424
MasTec, Inc.*	1,512	257,690
Quanta Services, Inc.	1,022	386,398
Valmont Industries, Inc.	611	199,534
WillScot Holdings Corp.	4,082	111,847

		2,385,034

Electrical Equipment (1.3%)
Acuity, Inc.	950	283,423
AMETEK, Inc.	7,093	1,283,549
Eaton Corp. plc	12,066	4,307,441
Emerson Electric Co.	17,352	2,313,542
Generac Holdings, Inc.*	1,797	257,348
Hubbell, Inc., Class B	1,647	672,651
nVent Electric plc	5,014	367,276
Regal Rexnord Corp.	2,033	294,704
Rockwell Automation, Inc.	3,204	1,064,273
Sensata Technologies Holding plc	4,465	134,441

		10,978,648

Ground Transportation (1.2%)
Avis Budget Group, Inc.*	341	57,646
CSX Corp.	57,793	1,885,786
JB Hunt Transport Services, Inc.	2,457	352,825
Knight-Swift Transportation Holdings, Inc., Class A	4,846	214,339
Landstar System, Inc.	1,067	148,334
Lyft, Inc., Class A*	10,289	162,155
Norfolk Southern Corp.	6,953	1,779,759
Old Dominion Freight Line, Inc.	5,414	878,692
Ryder System, Inc.	1,238	196,842
Saia, Inc.*	820	224,672
Schneider National, Inc., Class B	1,590	38,398
U-Haul Holding Co. (Nasdaq Stock Exchange)*	146	8,842
U-Haul Holding Co. (New York Stock Exchange)	1,927	104,771
Union Pacific Corp.	16,960	3,902,157
XPO, Inc.*	2,802	353,865

		10,309,083

Industrial Conglomerates (0.8%)
3M Co.	13,920	2,119,181
Honeywell International, Inc.	19,820	4,615,681

		6,734,862

Machinery (3.2%)
AGCO Corp.	1,909	196,932
Allison Transmission Holdings, Inc.	2,175	206,603
Caterpillar, Inc.	12,501	4,853,013
CNH Industrial NV	27,022	350,205
Crane Co.	1,515	287,683
Cummins, Inc.	4,237	1,387,618
Deere & Co.	7,523	3,825,370
Donaldson Co., Inc.	3,666	254,237
Dover Corp.	4,174	764,802
Esab Corp.	1,752	211,204
Flowserve Corp.	4,010	209,924
Fortive Corp.	11,553	602,258
Gates Industrial Corp. plc*	7,806	179,772
Graco, Inc.	5,111	439,393
IDEX Corp.	2,327	408,551
Illinois Tool Works, Inc.	6,068	1,500,313
Ingersoll Rand, Inc.	12,425	1,033,511
ITT, Inc.	2,481	389,095
Lincoln Electric Holdings, Inc.	1,669	346,017
Middleby Corp. (The)*	1,552	223,488
Mueller Industries, Inc.	3,338	265,271
Nordson Corp.	1,659	355,640
Oshkosh Corp.	1,968	223,447
Otis Worldwide Corp.	12,166	1,204,677
PACCAR, Inc.	15,867	1,508,317

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Parker-Hannifin Corp.	3,963	$2,768,037
Pentair plc	5,035	516,893
RBC Bearings, Inc.*	761	292,833
Snap-on, Inc.	1,578	491,042
Stanley Black & Decker, Inc.	4,758	322,355
Timken Co. (The)	1,925	139,659
Toro Co. (The)	3,069	216,917
Westinghouse Air Brake Technologies Corp.	5,220	1,092,807
Xylem, Inc.	7,491	969,036

		28,036,920

Marine Transportation (0.0%)†
Kirby Corp.*	1,742	197,560

Passenger Airlines (0.3%)
Alaska Air Group, Inc.*	3,117	154,229
American Airlines Group, Inc. (x)*	18,812	211,071
Delta Air Lines, Inc.	20,078	987,436
Southwest Airlines Co. (x)	14,082	456,820
United Airlines Holdings, Inc.*	10,020	797,893

		2,607,449

Professional Services (0.8%)
Amentum Holdings, Inc.*	4,901	115,713
Automatic Data Processing, Inc.	914	281,878
Broadridge Financial Solutions, Inc.	328	79,714
CACI International, Inc., Class A*	669	318,912
Clarivate plc (x)*	10,898	46,861
Concentrix Corp. (x)	1,395	73,733
Dayforce, Inc.*	4,267	236,349
Dun & Bradstreet Holdings, Inc.	9,472	86,100
Equifax, Inc.	3,150	817,015
FTI Consulting, Inc.*	1,029	166,183
Genpact Ltd.	4,954	218,026
Jacobs Solutions, Inc.	3,737	491,229
KBR, Inc.	3,657	175,317
Leidos Holdings, Inc.	3,926	619,366
ManpowerGroup, Inc.	1,417	57,247
Parsons Corp.*	1,624	116,554
Paychex, Inc.	6,825	992,765
Paycom Software, Inc.	716	165,682
Paylocity Holding Corp.*	115	20,837
Robert Half, Inc.	3,044	124,956
Science Applications International Corp.	1,446	162,834
SS&C Technologies Holdings, Inc.	6,510	539,028
TransUnion	6,001	528,088
Verisk Analytics, Inc.	1,723	536,714

		6,971,101

Trading Companies & Distributors (0.6%)
Air Lease Corp., Class A	3,206	187,519
Applied Industrial Technologies, Inc.	1,173	272,664
Core & Main, Inc., Class A*	2,451	147,918
Fastenal Co.	6,315	265,230
Ferguson Enterprises, Inc.	5,612	1,222,013
MSC Industrial Direct Co., Inc., Class A	1,353	115,032
QXO, Inc.*	18,322	394,656
SiteOne Landscape Supply, Inc.*	922	111,507
United Rentals, Inc.	1,997	1,504,540
W.W. Grainger, Inc.	200	208,048
Watsco, Inc.	1,072	473,416
WESCO International, Inc.	1,475	273,170

		5,175,713

Total Industrials		111,973,996

Information Technology (10.5%)
Communications Equipment (1.3%)
Ciena Corp.*	4,342	353,135
Cisco Systems, Inc.	122,544	8,502,103
F5, Inc.*	1,773	521,829
Juniper Networks, Inc.	10,171	406,128
Lumentum Holdings, Inc.*	1,956	185,937
Motorola Solutions, Inc.	2,969	1,248,346

		11,217,478

Electronic Equipment, Instruments & Components (0.8%)
Arrow Electronics, Inc.*	1,589	202,486
Avnet, Inc.	2,645	140,397
CDW Corp.	3,758	671,141
Cognex Corp.	5,165	163,834
Coherent Corp.*	4,722	421,250
Corning, Inc.	24,037	1,264,106
Crane NXT Co. (x)	1,507	81,227
Flex Ltd.*	11,735	585,811
Ingram Micro Holding Corp.	631	13,150
IPG Photonics Corp.*	769	52,792
Jabil, Inc.	1,128	246,017
Keysight Technologies, Inc.*	5,297	867,966
Littelfuse, Inc.	756	171,408
Ralliant Corp.*	3,851	186,735
TD SYNNEX Corp.	2,422	328,665
Teledyne Technologies, Inc.*	1,431	733,116
Trimble, Inc.*	7,334	557,237
Vontier Corp.	4,552	167,969
Zebra Technologies Corp., Class A*	1,565	482,583

		7,337,890

IT Services (2.2%)
Accenture plc, Class A	19,273	5,760,507
Akamai Technologies, Inc. (x)*	4,417	352,300
Amdocs Ltd.	3,398	310,034
Cognizant Technology Solutions Corp., Class A	15,200	1,186,056
DXC Technology Co.*	5,523	84,447
EPAM Systems, Inc.*	1,686	298,118
Globant SA*	1,200	109,008
International Business Machines Corp.	28,646	8,444,268
Kyndryl Holdings, Inc.*	6,658	279,370
MongoDB, Inc.*	2,196	461,138
Okta, Inc.*	3,073	307,208
Twilio, Inc., Class A*	3,609	448,815
VeriSign, Inc.	2,463	711,314

		18,752,583

Semiconductors & Semiconductor Equipment (3.7%)
Advanced Micro Devices, Inc.*	20,579	2,920,160
Allegro MicroSystems, Inc.*	3,788	129,512
Amkor Technology, Inc.	3,516	73,801
Analog Devices, Inc.	15,275	3,635,756
Applied Materials, Inc.	17,909	3,278,601
Cirrus Logic, Inc.*	1,629	169,831

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Entegris, Inc.	3,862	$311,470
First Solar, Inc.*	3,125	517,313
GLOBALFOUNDRIES, Inc.*	3,162	120,788
Intel Corp.	134,546	3,013,830
Lattice Semiconductor Corp.*	624	30,570
MACOM Technology Solutions Holdings, Inc.*	1,464	209,777
Marvell Technology, Inc.	24,757	1,916,192
Microchip Technology, Inc.	16,248	1,143,372
Micron Technology, Inc.	34,400	4,239,800
MKS, Inc.	2,068	205,476
ON Semiconductor Corp.*	12,979	680,229
Onto Innovation, Inc.*	1,164	117,483
Qorvo, Inc.*	2,867	243,437
QUALCOMM, Inc.	26,109	4,158,119
Skyworks Solutions, Inc.	4,718	351,585
Teradyne, Inc.	4,951	445,194
Texas Instruments, Inc.	16,533	3,432,581
Universal Display Corp.	1,352	208,830

		31,553,707

Software (2.0%)
ANSYS, Inc.*	2,699	947,943
Aurora Innovation, Inc., Class A*	30,326	158,908
BILL Holdings, Inc.*	2,837	131,240
CCC Intelligent Solutions Holdings, Inc. (x)*	15,939	149,986
Docusign, Inc.*	1,511	117,692
Dolby Laboratories, Inc., Class A	1,861	138,198
Dropbox, Inc., Class A*	4,581	131,017
Fair Isaac Corp.*	129	235,807
Gen Digital, Inc.	15,076	443,234
Informatica, Inc., Class A*	3,226	78,553
MicroStrategy, Inc., Class A (x)*	7,265	2,936,731
nCino, Inc.*	2,821	78,903
Nutanix, Inc., Class A*	5,921	452,601
Pegasystems, Inc.	1,789	96,839
PTC, Inc.*	3,247	559,588
Roper Technologies, Inc.	3,306	1,873,973
Rubrik, Inc., Class A*	1,204	107,866
SailPoint, Inc.*	1,850	42,291
Salesforce, Inc.	25,526	6,960,685
SentinelOne, Inc., Class A*	2,496	45,627
Synopsys, Inc.*	582	298,380
Teradata Corp.*	2,263	50,487
Tyler Technologies, Inc.*	226	133,982
UiPath, Inc., Class A*	13,409	171,635
Unity Software, Inc.*	9,182	222,204
Zoom Communications, Inc., Class A*	8,089	630,780

		17,195,150

Technology Hardware, Storage & Peripherals (0.5%)
Dell Technologies, Inc., Class C	8,449	1,035,847
Hewlett Packard Enterprise Co.	40,370	825,567
HP, Inc.	29,038	710,270
NetApp, Inc.	3,784	403,185
Pure Storage, Inc., Class A*	1,364	78,539
Sandisk Corp.*	4,151	188,248
Super Micro Computer, Inc.*	8,561	419,575
Western Digital Corp.	10,656	681,877

		4,343,108

Total Information Technology		90,399,916

Materials (4.1%)
Chemicals (2.1%)
Air Products and Chemicals, Inc.	6,840	1,929,290
Albemarle Corp.	3,617	226,677
Ashland, Inc.	1,440	72,403
Axalta Coating Systems Ltd.*	6,717	199,428
Celanese Corp.	3,435	190,059
CF Industries Holdings, Inc.	5,099	469,108
Corteva, Inc.	21,062	1,569,751
Dow, Inc.	21,784	576,840
DuPont de Nemours, Inc.	12,887	883,919
Eastman Chemical Co.	3,533	263,774
Ecolab, Inc.	5,800	1,562,752
Element Solutions, Inc.	6,932	157,010
FMC Corp.	3,819	159,443
Huntsman Corp.	5,059	52,715
International Flavors & Fragrances, Inc.	7,887	580,089
Linde plc	14,458	6,783,404
LyondellBasell Industries NV, Class A	7,886	456,284
Mosaic Co. (The)	9,714	354,367
NewMarket Corp.	182	125,737
Olin Corp.	3,534	70,998
PPG Industries, Inc.	6,997	795,909
RPM International, Inc.	3,913	429,804
Scotts Miracle-Gro Co. (The)	1,344	88,650
Sherwin-Williams Co. (The)	672	230,738
Westlake Corp.	1,028	78,056

		18,307,205

Construction Materials (0.5%)
CRH plc	20,880	1,916,784
Eagle Materials, Inc.	953	192,611
Martin Marietta Materials, Inc.	1,847	1,013,929
Vulcan Materials Co.	4,070	1,061,537

		4,184,861

Containers & Packaging (0.6%)
Amcor plc	70,060	643,851
AptarGroup, Inc.	2,014	315,050
Avery Dennison Corp.	2,395	420,251
Ball Corp.	8,694	487,646
Crown Holdings, Inc.	3,563	366,918
Graphic Packaging Holding Co. (x)	9,168	193,170
International Paper Co.	16,136	755,649
Packaging Corp. of America	2,719	512,396
Sealed Air Corp.	4,489	139,294
Silgan Holdings, Inc.	2,719	147,315
Smurfit WestRock plc	16,039	692,083
Sonoco Products Co.	3,031	132,030

		4,805,653

Metals & Mining (0.9%)
Alcoa Corp.	7,955	234,752
Anglogold Ashanti plc (x)	13,626	620,937
Carpenter Technology Corp.	1,220	337,184
Cleveland-Cliffs, Inc.*	14,980	113,848
Freeport-McMoRan, Inc.	44,035	1,908,917
MP Materials Corp. (x)*	3,712	123,498
Newmont Corp.	34,273	1,996,745
Nucor Corp.	7,071	915,977
Reliance, Inc.	1,625	510,088

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Royal Gold, Inc.	2,022	$359,592
Southern Copper Corp.	2,515	254,443
Steel Dynamics, Inc.	3,909	500,391

		7,876,372

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	1,939	166,735

Total Materials		35,340,826

Real Estate (4.2%)
Diversified REITs (0.1%)
WP Carey, Inc. (REIT)	6,672	416,199

Health Care REITs (0.6%)
Alexandria Real Estate Equities, Inc. (REIT)	5,280	383,486
Healthcare Realty Trust, Inc. (REIT), Class A	10,102	160,218
Healthpeak Properties, Inc. (REIT)	21,340	373,663
Medical Properties Trust, Inc. (REIT) (x)	15,358	66,193
Omega Healthcare Investors, Inc. (REIT)	8,840	323,986
Ventas, Inc. (REIT)	13,432	848,231
Welltower, Inc. (REIT)	20,172	3,101,042

		5,256,819

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. (REIT)	21,111	324,265
Park Hotels & Resorts, Inc. (REIT)	6,045	61,840

		386,105

Industrial REITs (0.5%)
Americold Realty Trust, Inc. (REIT)	8,776	145,945
EastGroup Properties, Inc. (REIT)	1,605	268,228
First Industrial Realty Trust, Inc. (REIT)	3,940	189,632
Lineage, Inc. (REIT) (x)	2,174	94,612
Prologis, Inc. (REIT)	28,558	3,002,017
Rexford Industrial Realty, Inc. (REIT)	7,296	259,519
STAG Industrial, Inc. (REIT)	5,746	208,465

		4,168,418

Office REITs (0.1%)
BXP, Inc. (REIT)	4,876	328,984
Cousins Properties, Inc. (REIT)	5,137	154,264
Highwoods Properties, Inc. (REIT)	3,263	101,447
Kilroy Realty Corp. (REIT) (x)	3,610	123,859
Vornado Realty Trust (REIT)	5,429	207,605

		916,159

Real Estate Management & Development (0.3%)
CBRE Group, Inc., Class A*	8,148	1,141,698
CoStar Group, Inc.*	11,263	905,545
Howard Hughes Holdings, Inc.*	952	64,260
Jones Lang LaSalle, Inc.*	1,061	271,383
Zillow Group, Inc., Class A*	1,535	105,132
Zillow Group, Inc., Class C*	5,006	350,670

		2,838,688

Residential REITs (0.6%)
American Homes 4 Rent (REIT), Class A	10,518	379,384
AvalonBay Communities, Inc. (REIT)	4,378	890,923
Camden Property Trust (REIT)	3,308	372,778
Equity LifeStyle Properties, Inc. (REIT)	5,835	359,844
Equity Residential (REIT)	11,660	786,933
Essex Property Trust, Inc. (REIT)	1,962	556,031
Invitation Homes, Inc. (REIT)	18,837	617,854
Mid-America Apartment Communities, Inc. (REIT)	3,582	530,172
Sun Communities, Inc. (REIT)	3,145	397,811
UDR, Inc. (REIT)	9,614	392,540

		5,284,270

Retail REITs (0.5%)
Agree Realty Corp. (REIT)	3,332	243,436
Brixmor Property Group, Inc. (REIT)	9,372	244,047
Federal Realty Investment Trust (REIT)	2,618	248,684
Kimco Realty Corp. (REIT)	20,572	432,423
NNN REIT, Inc. (REIT)	5,756	248,544
Realty Income Corp. (REIT)	27,496	1,584,045
Regency Centers Corp. (REIT)	5,561	396,110
Simon Property Group, Inc. (REIT)	7,761	1,247,658

		4,644,947

Specialized REITs (1.4%)
Crown Castle, Inc. (REIT)	13,357	1,372,165
CubeSmart (REIT)	6,968	296,140
Digital Realty Trust, Inc. (REIT)	10,385	1,810,417
EPR Properties (REIT)	2,296	133,765
Equinix, Inc. (REIT)	3,009	2,393,569
Extra Space Storage, Inc. (REIT)	6,486	956,296
Gaming and Leisure Properties, Inc. (REIT)	8,124	379,228
Iron Mountain, Inc. (REIT)	9,032	926,412
Millrose Properties, Inc. (REIT)	3,687	105,116
National Storage Affiliates Trust (REIT)	2,167	69,322
Public Storage (REIT)	4,223	1,239,113
Rayonier, Inc. (REIT)	4,766	105,710
SBA Communications Corp. (REIT)	3,306	776,381
VICI Properties, Inc. (REIT), Class A	32,514	1,059,957
Weyerhaeuser Co. (REIT)	22,313	573,221

		12,196,812

Total Real Estate		36,108,417

Utilities (4.4%)
Electric Utilities (2.8%)
Alliant Energy Corp.	7,907	478,136
American Electric Power Co., Inc.	16,471	1,709,031
Constellation Energy Corp.	9,643	3,112,375
Duke Energy Corp.	23,952	2,826,336
Edison International	11,734	605,474
Entergy Corp.	13,267	1,102,753
Evergy, Inc.	7,086	488,438
Eversource Energy	11,311	719,606
Exelon Corp.	31,120	1,351,230
FirstEnergy Corp.	16,893	680,112
IDACORP, Inc.	1,659	191,532
NextEra Energy, Inc.	63,491	4,407,545
OGE Energy Corp.	6,184	274,446
PG&E Corp.	67,499	940,936
Pinnacle West Capital Corp.	3,667	328,086
PPL Corp.	22,786	772,218
Southern Co. (The)	33,925	3,115,333

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Xcel Energy, Inc.	17,769	$1,210,069

		24,313,656

Gas Utilities (0.2%)
Atmos Energy Corp.	4,872	750,824
MDU Resources Group, Inc.	6,242	104,054
National Fuel Gas Co.	2,760	233,800
UGI Corp.	6,619	241,064

		1,329,742

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	21,856	229,925
Brookfield Renewable Corp.	4,157	136,266
Clearway Energy, Inc., Class A	1,066	32,257
Clearway Energy, Inc., Class C	2,504	80,128
Talen Energy Corp.*	1,397	406,206

		884,782

Multi-Utilities (1.2%)
Ameren Corp.	8,308	797,900
CenterPoint Energy, Inc.	20,060	737,005
CMS Energy Corp.	9,158	634,466
Consolidated Edison, Inc.	11,097	1,113,584
Dominion Energy, Inc.	26,275	1,485,063
DTE Energy Co.	6,379	844,962
NiSource, Inc.	14,486	584,365
Public Service Enterprise Group, Inc.	15,374	1,294,183
Sempra	20,097	1,522,750
WEC Energy Group, Inc.	9,833	1,024,599

		10,038,877

Water Utilities (0.1%)
American Water Works Co., Inc.	5,996	834,104
Essential Utilities, Inc.	8,485	315,133

		1,149,237

Total Utilities		37,716,294

Total Common Stocks (99.3%) (Cost $561,513,957)		856,293,618

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Mirati Therapeutics, Inc., CVR (r)* (Cost $1,126)	2,145	804

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
BlackRock Liquidity FedFund, Institutional Shares 4.22% (7 day yield) (xx)	200,000	200,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	2,704,206	2,704,206

Total Investment Companies		2,904,206

Total Short-Term Investments (0.3%) (Cost $2,904,206)		2,904,206

Total Investments in Securities (99.6%) (Cost $564,419,289)		859,198,628
Other Assets Less Liabilities (0.4%)		3,105,437

Net Assets (100%)		$862,304,065

*	Non-income producing.
†	Percent shown is less than 0.05%.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $4,033,182. This was collateralized by $1,194,876 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/15/25 – 2/15/55 and by cash of $2,904,206 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	7	9/2025	USD	2,188,813	77,542
S&P Midcap 400 E-Mini Index	10	9/2025	USD	3,125,500	94,478

					172,020

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$65,028,249	$—	$—	$65,028,249
Consumer Discretionary	65,069,618	—	—	65,069,618
Consumer Staples	69,657,557	—	—	69,657,557
Energy	50,336,236	—	—	50,336,236
Financials	194,672,310	—	—	194,672,310
Health Care	99,990,199	—	—	99,990,199
Industrials	111,973,996	—	—	111,973,996
Information Technology	90,399,916	—	—	90,399,916
Materials	35,340,826	—	—	35,340,826
Real Estate	36,108,417	—	—	36,108,417
Utilities	37,716,294	—	—	37,716,294
Futures	172,020	—	—	172,020
Rights
Health Care	—	—	804	804
Short-Term Investments
Investment Companies	2,904,206	—	—	2,904,206

Total Assets	$859,369,844	$—	$804	$859,370,648

Total Liabilities	$—	$—	$—	$—

Total	$859,369,844	$—	$804	$859,370,648

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$172,020	*

Total		$172,020

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(157,403)	$(157,403)

Total	$(157,403)	$(157,403)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$481,993	$481,993

Total	$481,993	$481,993

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$6,860,000

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$111,024,025
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$135,827,424

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$342,843,561
Aggregate gross unrealized depreciation	(48,893,538)

Net unrealized appreciation	$293,950,023

Federal income tax cost of investments in securities and derivative instruments, if applicable	$565,420,625

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $564,419,289)	$859,198,628
Cash	5,304,949
Dividends, interest and other receivables	747,523
Due from broker for futures variation margin	553,700
Due from Custodian	307,704
Receivable for Portfolio shares sold	293,937
Receivable for securities sold	26,549
Securities lending income receivable	1,644
Other assets	9,193

Total assets	866,443,827

LIABILITIES
Payable for return of collateral on securities loaned	2,904,206
Payable for Portfolio shares repurchased	359,324
Payable for securities purchased	334,252
Investment management fees payable	243,641
Distribution fees payable – Class IB	173,984
Administrative fees payable	62,364
Accrued expenses	61,991

Total liabilities	4,139,762

Commitments and contingent liabilities^
NET ASSETS	$862,304,065

Net assets were comprised of:
Paid in capital	$508,895,115
Total distributable earnings (loss)	353,408,950

Net assets	$862,304,065

Class IB
Net asset value, offering and redemption price per share, $862,075,437 / 77,265,250 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.16

Class K
Net asset value, offering and redemption price per share, $228,628 / 20,470 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.17

(x)	Includes value of securities on loan of $4,033,182.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $683 foreign withholding tax)	$8,990,482
Interest	129,768
Securities lending (net)	5,596

Total income	9,125,846

EXPENSES
Investment management fees	1,467,048
Distribution fees – Class IB	1,047,622
Administrative fees	380,233
Custodian fees	49,673
Professional fees	43,938
Printing and mailing expenses	34,001
Trustees’ fees	14,080
Miscellaneous	40,152

Total expenses	3,076,747

NET INVESTMENT INCOME (LOSS)	6,049,099

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	50,861,322
Futures contracts	(157,403)

Net realized gain (loss)	50,703,919

Change in unrealized appreciation (depreciation) on:
Investments in securities	(10,923,445)
Futures contracts	481,993

Net change in unrealized appreciation (depreciation)	(10,441,452)

NET REALIZED AND UNREALIZED GAIN (LOSS)	40,262,467

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$46,311,566

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,049,099	$11,895,834
Net realized gain (loss)	50,703,919	44,837,323
Net change in unrealized appreciation (depreciation)	(10,441,452)	49,796,097

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	46,311,566	106,529,254

Distributions to shareholders:
Class IB	—	(56,339,890)
Class K	—	(14,779)

Total distributions to shareholders	—	(56,354,669)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 233,435 shares, respectively ]	—	2,422,836
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (7,030,056) shares, respectively ]	—	(74,730,403)
Capital shares repurchased [ 0 and (665,063) shares, respectively ]	—	(6,938,288)

Total Class IA transactions	—	(79,245,855)

Class IB
Capital shares sold [ 3,742,670 and 6,463,954 shares, respectively ]	40,037,899	69,712,082
Capital shares issued in connection with share class combination (Note 1) [ 0 and 7,060,301 shares, respectively ]	—	74,730,403
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,152,458 shares, respectively ]	—	56,339,890
Capital shares repurchased [ (6,810,131) and (11,373,466) shares, respectively ]	(72,891,115)	(123,317,894)

Total Class IB transactions	(32,853,216)	77,464,481

Class K
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,352 shares, respectively ]	—	14,779

Total Class K transactions	—	14,779

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(32,853,216)	(1,766,595)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,458,350	48,407,990
NET ASSETS:
Beginning of period	848,845,715	800,437,725

End of period	$862,304,065	$848,845,715

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.56		$9.94	$9.39	$10.60	$9.11	$9.17

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.15	0.15	0.14	0.13	0.16
Net realized and unrealized gain (loss)	0.52		1.21	0.85	(1.00)	2.06	0.04

Total from investment operations	0.60		1.36	1.00	(0.86)	2.19	0.20

Less distributions:
Dividends from net investment income	—		(0.16)	(0.16)	(0.14)	(0.14)	(0.16)
Distributions from net realized gains	—		(0.58)	(0.29)	(0.21)	(0.56)	(0.10)

Total dividends and distributions	—		(0.74)	(0.45)	(0.35)	(0.70)	(0.26)

Net asset value, end of period	$11.16		$10.56	$9.94	$9.39	$10.60	$9.11

Total return (b)	5.68%		13.48%	10.71%	(8.16)%	24.20%	2.23%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$862,075		$848,630	$725,774	$693,798	$751,472	$621,793
Ratio of expenses to average net assets:
After waivers (a)(f)	0.73%		0.74%	0.74%	0.74%	0.73%	0.74%
Before waivers (a)(f)	0.73%		0.74%	0.74%	0.74%	0.73%	0.75%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.44%		1.40%	1.51%	1.42%	1.21%	1.91%
Before waivers (a)(f)	1.44%		1.40%	1.51%	1.42%	1.21%	1.91%
Portfolio turnover rate^	13	%(z)	13%	13%	14%	16%	18%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.56		$9.93	$9.38	$10.60	$9.10	$9.16

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.18	0.17	0.16	0.15	0.18
Net realized and unrealized gain (loss)	0.52		1.22	0.85	(1.00)	2.07	0.04

Total from investment operations	0.61		1.40	1.02	(0.84)	2.22	0.22

Less distributions:
Dividends from net investment income	—		(0.19)	(0.18)	(0.17)	(0.16)	(0.18)
Distributions from net realized gains	—		(0.58)	(0.29)	(0.21)	(0.56)	(0.10)

Total dividends and distributions	—		(0.77)	(0.47)	(0.38)	(0.72)	(0.28)

Net asset value, end of period	$11.17		$10.56	$9.93	$9.38	$10.60	$9.10

Total return (b)	5.78%		13.87%	10.98%	(8.02)%	24.61%	2.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$229		$216	$190	$171	$186	$149
Ratio of expenses to average net assets:
After waivers (a)(f)	0.48%		0.49%	0.49%	0.49%	0.48%	0.49%
Before waivers (a)(f)	0.48%		0.49%	0.49%	0.49%	0.48%	0.50%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.69%		1.66%	1.76%	1.67%	1.47%	2.16%
Before waivers (a)(f)	1.69%		1.66%	1.76%	1.67%	1.47%	2.16%
Portfolio turnover rate^	13	%(z)	13%	13%	14%	16%	18%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (5.6%)
Diversified Telecommunication Services (1.1%)
AST SpaceMobile, Inc., Class A (x)*	861	$40,235
AT&T, Inc.	496,202	14,360,086
Frontier Communications Parent, Inc.*	15,412	560,997
Iridium Communications, Inc.	5,742	173,236
Liberty Global Ltd., Class A*	10,998	110,090
Liberty Global Ltd., Class C*	9,211	94,965
Verizon Communications, Inc.	503,257	21,775,930

		37,115,539

Entertainment (0.9%)
Electronic Arts, Inc.	17,145	2,738,057
Liberty Media Corp.-Liberty Formula One, Class A*	1,028	97,619
Liberty Media Corp.-Liberty Formula One, Class C*	9,509	993,690
Liberty Media Corp.-Liberty Live, Class A*	1,294	102,847
Liberty Media Corp.-Liberty Live, Class C*	3,007	244,048
Madison Square Garden Sports Corp.*	1,058	221,069
Netflix, Inc.*	1,698	2,273,843
Roku, Inc.*	7,372	647,925
Take-Two Interactive Software, Inc.*	7,776	1,888,402
TKO Group Holdings, Inc., Class A	2,593	471,796
Walt Disney Co. (The)	161,286	20,001,077
Warner Bros Discovery, Inc.*	146,630	1,680,380

		31,360,753

Interactive Media & Services (2.7%)
Alphabet, Inc., Class A	135,630	23,902,075
Alphabet, Inc., Class C	235,435	41,763,815
IAC, Inc.*	4,415	164,856
Match Group, Inc.	16,067	496,309
Meta Platforms, Inc., Class A	41,166	30,384,213
Pinterest, Inc., Class A*	19,545	700,884
Trump Media & Technology Group Corp.*	3,117	56,231
ZoomInfo Technologies, Inc., Class A*	19,427	196,601

		97,664,984

Media (0.6%)
Charter Communications, Inc., Class A*	5,961	2,436,916
Comcast Corp., Class A	380,870	13,593,250
DoubleVerify Holdings, Inc.*	4,602	68,892
Fox Corp., Class A	14,184	794,871
Fox Corp., Class B	8,695	448,923
Interpublic Group of Cos., Inc. (The)	24,244	593,493
Liberty Broadband Corp., Class A*	857	83,832
Liberty Broadband Corp., Class C*	5,801	570,702
New York Times Co. (The), Class A	10,548	590,477
News Corp., Class A	24,886	739,612
News Corp., Class B	7,355	252,350
Nexstar Media Group, Inc., Class A	1,742	301,279
Omnicom Group, Inc.	12,705	913,998
Paramount Global, Class A	603	13,839
Paramount Global, Class B	39,138	504,880
Sirius XM Holdings, Inc.	12,476	286,574

		22,193,888

Wireless Telecommunication Services (0.3%)
Millicom International Cellular SA	6,752	252,997
T-Mobile US, Inc.	47,268	11,262,074

		11,515,071

Total Communication Services		199,850,235

Consumer Discretionary (5.8%)
Automobile Components (0.1%)
Aptiv plc*	15,044	1,026,302
BorgWarner, Inc.	14,324	479,568
Gentex Corp.	14,868	326,947
Lear Corp.	3,506	333,000
QuantumScape Corp., Class A (x)*	27,092	182,058

		2,347,875

Automobiles (0.3%)
Ford Motor Co.	256,621	2,784,338
General Motors Co.	63,520	3,125,819
Harley-Davidson, Inc.	7,329	172,965
Lucid Group, Inc. (x)*	81,658	172,298
Rivian Automotive, Inc., Class A (x)*	50,946	699,998
Tesla, Inc.*	8,297	2,635,625
Thor Industries, Inc.	3,346	297,158

		9,888,201

Broadline Retail (1.4%)
Amazon.com, Inc.*	214,861	47,138,355
Dillard’s, Inc., Class A (x)	194	81,059
eBay, Inc.	30,276	2,254,351
Etsy, Inc.*	2,891	145,012
Macy’s, Inc.	18,213	212,364
Ollie’s Bargain Outlet Holdings, Inc.*	4,024	530,283

		50,361,424

Distributors (0.1%)
Genuine Parts Co.	9,117	1,105,983
LKQ Corp. (x)	17,057	631,280
Pool Corp.	1,921	559,933

		2,297,196

Diversified Consumer Services (0.0%)†
ADT, Inc.	23,237	196,817
Bright Horizons Family Solutions, Inc.*	3,252	401,915
Grand Canyon Education, Inc.*	1,315	248,535
H&R Block, Inc.	7,245	397,678
Service Corp. International	9,157	745,380

		1,990,325

Hotels, Restaurants & Leisure (1.2%)
Aramark	17,348	726,361
Booking Holdings, Inc.	724	4,191,410
Boyd Gaming Corp.	3,818	298,682
Caesars Entertainment, Inc.*	13,566	385,139
Carnival Corp.*	49,133	1,381,620
Choice Hotels International, Inc. (x)	1,235	156,697
Churchill Downs, Inc.	671	67,771

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Darden Restaurants, Inc.	386	$84,136
Domino’s Pizza, Inc.	1,455	655,623
Expedia Group, Inc.	7,334	1,237,099
Flutter Entertainment plc, Class DI*	1,989	568,377
Hyatt Hotels Corp., Class A	2,644	369,234
Marriott International, Inc., Class A	20,884	5,705,718
McDonald’s Corp.	55,899	16,332,011
MGM Resorts International*	13,467	463,130
Norwegian Cruise Line Holdings Ltd.*	2,832	57,433
Penn Entertainment, Inc.*	9,804	175,197
Restaurant Brands International, Inc. (x)	7,710	511,096
Starbucks Corp.	64,878	5,944,771
Travel + Leisure Co.	2,774	143,166
Vail Resorts, Inc.	430	67,566
Wendy’s Co. (The)	6,062	69,228
Wyndham Hotels & Resorts, Inc.	519	42,148
Wynn Resorts Ltd.	5,489	514,154
Yum! Brands, Inc.	12,166	1,802,758

		41,950,525

Household Durables (0.9%)
DR Horton, Inc.	18,035	2,325,072
Garmin Ltd.	10,713	2,236,017
Lennar Corp., Class A	93,732	10,367,697
Lennar Corp., Class B	626	65,886
Mohawk Industries, Inc.*	3,371	353,416
Newell Brands, Inc.	27,401	147,965
NVR, Inc.*	185	1,366,347
PulteGroup, Inc.	13,128	1,384,479
SharkNinja, Inc.*	3,835	379,627
Sony Group Corp. (ADR)	413,546	10,764,602
Toll Brothers, Inc.	6,502	742,073
TopBuild Corp.*	1,782	576,905
Whirlpool Corp.	3,526	357,607

		31,067,693

Leisure Products (0.0%)†
Brunswick Corp.	4,305	237,808
Hasbro, Inc.	8,688	641,348
Mattel, Inc.*	21,106	416,211
YETI Holdings, Inc.*	5,423	170,933

		1,466,300

Specialty Retail (1.5%)
AutoNation, Inc.*	1,806	358,762
AutoZone, Inc.*	1,584	5,880,172
Bath & Body Works, Inc.	78,266	2,344,849
Best Buy Co., Inc.	12,704	852,820
CarMax, Inc.*	10,021	673,512
Dick’s Sporting Goods, Inc.	3,558	703,808
Five Below, Inc.*	3,539	464,246
Floor & Decor Holdings, Inc., Class A*	4,770	362,329
GameStop Corp., Class A*	26,935	656,945
Gap, Inc. (The)	15,121	329,789
Home Depot, Inc. (The)	15,571	5,708,952
Lithia Motors, Inc., Class A	1,493	504,365
Lowe’s Cos., Inc.	109,421	24,277,237
O’Reilly Automotive, Inc.*	12,409	1,118,423
Penske Automotive Group, Inc.	1,215	208,749
RH*	834	157,634
Ross Stores, Inc.	16,945	2,161,843
TJX Cos., Inc. (The)	36,764	4,539,987
Ulta Beauty, Inc.*	2,226	1,041,367
Valvoline, Inc.*	952	36,052
Wayfair, Inc., Class A*	5,055	258,513
Williams-Sonoma, Inc.	6,622	1,081,836

		53,722,190

Textiles, Apparel & Luxury Goods (0.3%)
Amer Sports, Inc.*	9,806	380,081
Birkenstock Holding plc*	2,452	120,589
Columbia Sportswear Co.	1,709	104,386
Crocs, Inc.*	3,573	361,873
Lululemon Athletica, Inc.*	2,931	696,347
NIKE, Inc., Class B	76,058	5,403,160
PVH Corp.	3,432	235,435
Ralph Lauren Corp.	7,193	1,972,896
Skechers USA, Inc., Class A*	8,586	541,777
Tapestry, Inc.	18,180	1,596,386
Under Armour, Inc., Class A*	12,412	84,774
Under Armour, Inc., Class C*	12,339	80,080
VF Corp.	23,081	271,202

		11,848,986

Total Consumer Discretionary		206,940,715

Consumer Staples (5.9%)
Beverages (1.3%)
Boston Beer Co., Inc. (The), Class A*	537	102,465
Brown-Forman Corp., Class A	2,865	78,702
Brown-Forman Corp., Class B	9,708	261,242
Coca-Cola Co. (The)	287,909	20,369,562
Coca-Cola Consolidated, Inc.	8,717	973,253
Constellation Brands, Inc., Class A	32,344	5,261,722
Diageo plc	47,068	1,181,032
Keurig Dr Pepper, Inc.	85,130	2,814,398
Molson Coors Beverage Co., Class B	22,413	1,077,841
Monster Beverage Corp.*	20,216	1,266,330
PepsiCo, Inc.	105,675	13,953,327
Primo Brands Corp.	16,876	499,867

		47,839,741

Consumer Staples Distribution & Retail (1.6%)
Albertsons Cos., Inc., Class A	27,223	585,567
BJ’s Wholesale Club Holdings, Inc.*	7,320	789,316
Casey’s General Stores, Inc.	2,068	1,055,238
Dollar General Corp.	14,439	1,651,533
Dollar Tree, Inc.*	36,448	3,609,810
Kroger Co. (The)	55,928	4,011,715
Maplebear, Inc.*	11,326	512,388
Performance Food Group Co.*	8,790	768,861
Sysco Corp.	14,814	1,122,012
Target Corp.	51,780	5,108,097
US Foods Holding Corp.*	15,094	1,162,389
Walgreens Boots Alliance, Inc.	46,966	539,170
Walmart, Inc.	348,840	34,109,575

		55,025,671

Food Products (0.8%)
Archer-Daniels-Midland Co.	31,419	1,658,295
Bunge Global SA	15,308	1,228,926

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Campbell’s Co. (The)	12,744	$390,604
Conagra Brands, Inc.	31,284	640,383
Darling Ingredients, Inc.*	9,128	346,316
Flowers Foods, Inc. (x)	12,271	196,091
Freshpet, Inc.*	2,261	153,658
General Mills, Inc.	35,996	1,864,953
Hershey Co. (The)	8,419	1,397,133
Hormel Foods Corp.	19,013	575,143
Ingredion, Inc.	4,197	569,197
J M Smucker Co. (The)	6,812	668,938
Kellanova	18,262	1,452,377
Kraft Heinz Co. (The)	56,124	1,449,122
Lamb Weston Holdings, Inc.	8,955	464,317
McCormick & Co., Inc. (Non-Voting)	16,643	1,261,872
Mondelez International, Inc., Class A	143,838	9,700,435
Nestle SA (Registered)	40,937	4,067,129
Pilgrim’s Pride Corp.	2,718	122,256
Post Holdings, Inc.*	3,314	361,325
Seaboard Corp.	17	48,640
Smithfield Foods, Inc.	1,683	39,601
Tyson Foods, Inc., Class A	18,391	1,028,793

		29,685,504

Household Products (1.2%)
Church & Dwight Co., Inc.	16,189	1,555,925
Clorox Co. (The)	8,100	972,567
Colgate-Palmolive Co.	27,801	2,527,111
Kimberly-Clark Corp.	31,798	4,099,398
Procter & Gamble Co. (The)	203,097	32,357,414
Reckitt Benckiser Group plc	32,025	2,178,174
Reynolds Consumer Products, Inc.	3,583	76,748

		43,767,337

Personal Care Products (0.2%)
BellRing Brands, Inc.*	8,342	483,252
Coty, Inc., Class A*	22,693	105,522
e.l.f. Beauty, Inc.*	3,599	447,860
Estee Lauder Cos., Inc. (The), Class A	15,363	1,241,330
Kenvue, Inc.	271,291	5,678,121

		7,956,085

Tobacco (0.8%)
Altria Group, Inc.	150,826	8,842,929
Philip Morris International, Inc.	102,418	18,653,390

		27,496,319

Total Consumer Staples		211,770,657

Energy (4.3%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	161,430	6,189,226
Halliburton Co.	56,354	1,148,495
NOV, Inc.	24,559	305,269
Schlumberger NV	89,419	3,022,362
TechnipFMC plc	27,303	940,315
Weatherford International plc	4,678	235,350

		11,841,017

Oil, Gas & Consumable Fuels (3.9%)
Antero Midstream Corp.	21,983	416,578
Antero Resources Corp.*	19,044	767,092
APA Corp.	23,310	426,340
Cheniere Energy, Inc.	7,973	1,941,585
Chevron Corp.	139,583	19,986,890
Chord Energy Corp.	3,882	375,972
Civitas Resources, Inc.	6,064	166,881
ConocoPhillips	154,099	13,828,844
Coterra Energy, Inc.	319,361	8,105,382
Devon Energy Corp.	40,876	1,300,266
Diamondback Energy, Inc.	12,534	1,722,172
DT Midstream, Inc.	6,669	732,990
EOG Resources, Inc.	77,202	9,234,131
EQT Corp.	39,188	2,285,444
Expand Energy Corp.	14,444	1,689,081
Exxon Mobil Corp.	381,082	41,080,640
Hess Corp.	18,576	2,573,519
HF Sinclair Corp.	9,456	388,453
Kinder Morgan, Inc.	127,831	3,758,231
Marathon Petroleum Corp.	20,485	3,402,763
Matador Resources Co.	7,676	366,299
Occidental Petroleum Corp.	44,271	1,859,825
ONEOK, Inc.	41,078	3,353,197
Ovintiv, Inc.	17,065	649,323
Permian Resources Corp.	41,888	570,515
Phillips 66	24,881	2,968,303
Range Resources Corp.	15,518	631,117
TotalEnergies SE (ADR)	114,095	7,004,292
Valero Energy Corp.	20,519	2,758,164
Viper Energy, Inc., Class A	8,626	328,909
Williams Cos., Inc. (The)	75,814	4,761,877

		139,435,075

Total Energy		151,276,092

Financials (18.6%)
Banks (6.0%)
Bank of America Corp.	515,967	24,415,558
Bank OZK	7,015	330,126
BOK Financial Corp.	1,468	143,321
Citigroup, Inc.	171,281	14,579,439
Citizens Financial Group, Inc.	28,593	1,279,537
Columbia Banking System, Inc.	13,734	321,101
Comerica, Inc.	8,579	511,737
Commerce Bancshares, Inc.	76,621	4,763,528
Cullen/Frost Bankers, Inc.	50,353	6,472,375
East West Bancorp, Inc.	8,984	907,204
Fifth Third Bancorp	43,772	1,800,342
First Citizens BancShares, Inc., Class A	1,705	3,335,781
First Hawaiian, Inc.	8,230	205,421
First Horizon Corp.	33,046	700,575
FNB Corp.	23,332	340,181
Huntington Bancshares, Inc.	95,067	1,593,323
JPMorgan Chase & Co.	240,248	69,650,298
KeyCorp	62,159	1,082,810
M&T Bank Corp.	20,237	3,925,776
Mitsubishi UFJ Financial Group, Inc. (ADR)	552,182	7,575,937
Pinnacle Financial Partners, Inc.	4,671	515,725
PNC Financial Services Group, Inc. (The)	98,549	18,371,505
Popular, Inc.	4,046	445,910
Prosperity Bancshares, Inc.	6,010	422,142

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Regions Financial Corp.	59,054	$1,388,950
SouthState Corp.	6,592	606,662
Synovus Financial Corp.	9,114	471,649
TFS Financial Corp.	3,444	44,600
Truist Financial Corp.	86,122	3,702,385
US Bancorp	280,774	12,705,023
Webster Financial Corp.	10,997	600,436
Wells Fargo & Co.	390,225	31,264,827
Western Alliance Bancorp	5,607	437,234
Wintrust Financial Corp.	4,338	537,825
Zions Bancorp NA	9,532	495,092

		215,944,335

Capital Markets (4.7%)
Affiliated Managers Group, Inc.	1,837	361,466
Ameriprise Financial, Inc.	25,806	13,773,436
Bank of New York Mellon Corp. (The)	43,638	3,975,858
Blackrock, Inc.	14,914	15,648,515
Blackstone, Inc.	49,817	7,451,627
Brookfield Asset Management Ltd., Class A (x)	16,462	910,019
Carlyle Group, Inc. (The)	17,191	883,617
Cboe Global Markets, Inc.	6,887	1,606,117
Charles Schwab Corp. (The)	141,483	12,908,909
CME Group, Inc.	29,826	8,220,642
Coinbase Global, Inc., Class A*	12,236	4,288,596
Evercore, Inc., Class A	2,423	654,258
FactSet Research Systems, Inc.	2,334	1,043,952
Franklin Resources, Inc.	20,203	481,842
Freedom Holding Corp.*	173	25,267
Goldman Sachs Group, Inc. (The)	21,642	15,317,126
Hamilton Lane, Inc., Class A	913	129,756
Houlihan Lokey, Inc., Class A	2,200	395,890
Interactive Brokers Group, Inc., Class A	26,354	1,460,275
Intercontinental Exchange, Inc.	37,502	6,880,492
Invesco Ltd.	23,922	377,250
Janus Henderson Group plc	8,250	320,430
Jefferies Financial Group, Inc.	7,606	415,972
KKR & Co., Inc.	88,835	11,817,720
Lazard, Inc.	5,826	279,531
LPL Financial Holdings, Inc.	3,367	1,262,524
MarketAxess Holdings, Inc.	2,396	535,123
Morgan Stanley	157,250	22,150,235
Morningstar, Inc.	496	155,709
MSCI, Inc.	2,512	1,448,771
Nasdaq, Inc.	104,346	9,330,619
Northern Trust Corp.	12,710	1,611,501
Raymond James Financial, Inc.	12,018	1,843,201
Robinhood Markets, Inc., Class A*	42,137	3,945,287
S&P Global, Inc.	20,185	10,643,349
SEI Investments Co.	6,837	614,373
State Street Corp.	18,932	2,013,229
Stifel Financial Corp.	6,566	681,419
T. Rowe Price Group, Inc.	14,379	1,387,573
TPG, Inc., Class A	522	27,379
Tradeweb Markets, Inc., Class A	7,020	1,027,728
Virtu Financial, Inc., Class A	5,302	237,477
XP, Inc., Class A	24,287	490,597

		169,034,657

Consumer Finance (1.3%)
Ally Financial, Inc.	16,001	623,239
American Express Co.	51,689	16,487,757
Capital One Financial Corp.	104,276	22,185,762
Credit Acceptance Corp. (x)*	405	206,319
OneMain Holdings, Inc.	7,828	446,196
SLM Corp.	11,854	388,693
SoFi Technologies, Inc. (x)*	60,313	1,098,300
Synchrony Financial	54,676	3,649,076

		45,085,342

Financial Services (2.7%)
Affirm Holdings, Inc., Class A*	7,148	494,213
Apollo Global Management, Inc.	8,227	1,167,164
Berkshire Hathaway, Inc., Class B*	124,258	60,360,809
Block, Inc., Class A*	22,549	1,531,754
Corebridge Financial, Inc.	149,715	5,314,882
Corpay, Inc.*	2,999	995,128
Euronet Worldwide, Inc.*	2,665	270,178
Fidelity National Information Services, Inc.	34,614	2,817,926
Fiserv, Inc.*	38,058	6,561,580
Global Payments, Inc.	26,433	2,115,697
Jack Henry & Associates, Inc.	4,772	859,771
Mastercard, Inc., Class A	5,871	3,299,150
MGIC Investment Corp.	15,334	426,899
Mr Cooper Group, Inc.*	4,125	615,491
PayPal Holdings, Inc.*	67,817	5,040,159
Rocket Cos., Inc., Class A (x)	8,814	124,982
UWM Holdings Corp., Class A (x)	9,165	37,943
Visa, Inc., Class A	7,340	2,606,067
Voya Financial, Inc.	6,320	448,720
Western Union Co. (The)	21,700	182,714
WEX, Inc.*	2,049	300,978

		95,572,205

Insurance (3.8%)
Aflac, Inc.	32,021	3,376,935
Allstate Corp. (The)	17,346	3,491,923
American Financial Group, Inc.	4,346	548,509
American International Group, Inc.	156,866	13,426,161
Aon plc, Class A	19,411	6,925,068
Arch Capital Group Ltd.	23,984	2,183,743
Arthur J Gallagher & Co.	15,656	5,011,799
Assurant, Inc.	3,331	657,839
Assured Guaranty Ltd.	3,060	266,526
Axis Capital Holdings Ltd.	4,985	517,543
Brighthouse Financial, Inc.*	3,756	201,960
Brown & Brown, Inc.	16,198	1,795,872
Chubb Ltd.	45,728	13,248,316
Cincinnati Financial Corp.	10,125	1,507,815
CNA Financial Corp.	1,374	63,932
Everest Group Ltd.	2,372	806,124
Fidelity National Financial, Inc.	18,657	1,045,911
First American Financial Corp.	6,463	396,764
Globe Life, Inc.	5,450	677,380
Hanover Insurance Group, Inc. (The)	2,354	399,874
Hartford Insurance Group, Inc. (The)	28,447	3,609,071
Kemper Corp.	4,018	259,322
Lincoln National Corp.	11,193	387,278
Loews Corp.	11,231	1,029,433
Markel Group, Inc.*	652	1,302,279

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Marsh & McLennan Cos., Inc.	65,493	$14,319,389
MetLife, Inc.	55,337	4,450,202
Old Republic International Corp.	15,021	577,407
Primerica, Inc.	2,167	593,043
Principal Financial Group, Inc.	14,598	1,159,519
Progressive Corp. (The)	111,086	29,644,410
Prudential Financial, Inc.	23,311	2,504,534
Reinsurance Group of America, Inc.	4,335	859,891
RenaissanceRe Holdings Ltd.	3,140	762,706
RLI Corp.	5,090	367,600
Travelers Cos., Inc. (The)	39,279	10,508,704
Unum Group	19,113	1,543,566
W.R. Berkley Corp.	19,960	1,466,461
White Mountains Insurance Group Ltd.	165	296,294
Willis Towers Watson plc	10,521	3,224,686

		135,415,789

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT) (x)	62,281	572,362
Annaly Capital Management, Inc. (REIT)	39,304	739,701
Rithm Capital Corp. (REIT)	34,776	392,621
Starwood Property Trust, Inc. (REIT) (x)	20,906	419,584

		2,124,268

Total Financials		663,176,596

Health Care (9.4%)
Biotechnology (1.1%)
AbbVie, Inc.	45,532	8,451,650
Amgen, Inc.	38,059	10,626,453
Biogen, Inc.*	9,602	1,205,915
BioMarin Pharmaceutical, Inc.*	12,496	686,905
Exact Sciences Corp.*	11,568	614,724
Exelixis, Inc.*	3,388	149,326
Gilead Sciences, Inc.	83,800	9,290,906
Incyte Corp.*	7,710	525,051
Insmed, Inc.*	736	74,071
Ionis Pharmaceuticals, Inc.*	722	28,526
Moderna, Inc.*	24,640	679,818
Neurocrine Biosciences, Inc.*	919	115,509
Regeneron Pharmaceuticals, Inc.	6,856	3,599,400
Revolution Medicines, Inc.*	11,392	419,112
Roivant Sciences Ltd.*	24,903	280,657
Sarepta Therapeutics, Inc.*	1,023	17,493
United Therapeutics Corp.*	2,920	839,062
Viking Therapeutics, Inc.*	6,596	174,794

		37,779,372

Health Care Equipment & Supplies (2.2%)
Abbott Laboratories	153,054	20,816,875
Alcon AG	82,979	7,325,386
Align Technology, Inc.*	4,505	852,932
Baxter International, Inc.	33,672	1,019,588
Becton Dickinson & Co.	18,803	3,238,817
Boston Scientific Corp.*	80,305	8,625,560
Cooper Cos., Inc. (The)*	13,093	931,698
Dentsply Sirona, Inc.	13,088	207,838
Edwards Lifesciences Corp.*	37,833	2,958,919
Envista Holdings Corp.*	11,036	215,643
GE HealthCare Technologies, Inc.	30,087	2,228,544
Globus Medical, Inc., Class A*	7,370	434,977
Hologic, Inc.*	14,663	955,441
Medtronic plc	187,389	16,334,699
ResMed, Inc.	7,328	1,890,624
Solventum Corp.*	9,125	692,040
STERIS plc	6,454	1,550,380
Stryker Corp.	16,808	6,649,749
Teleflex, Inc.	2,934	347,268
Zimmer Biomet Holdings, Inc.	16,454	1,500,769

		78,777,747

Health Care Providers & Services (2.7%)
Acadia Healthcare Co., Inc.*	5,981	135,709
Amedisys, Inc.*	2,118	208,390
Cardinal Health, Inc.	15,174	2,549,232
Centene Corp.*	56,882	3,087,555
Chemed Corp.	860	418,760
Cigna Group (The)	55,645	18,395,124
CVS Health Corp.	95,800	6,608,284
Elevance Health, Inc.	25,543	9,935,205
Encompass Health Corp.	27,103	3,323,641
HCA Healthcare, Inc.	11,573	4,433,616
Henry Schein, Inc.*	7,200	525,960
Humana, Inc.	7,935	1,939,949
Labcorp Holdings, Inc.	22,396	5,879,174
McKesson Corp.	16,844	12,342,946
Molina Healthcare, Inc.*	1,591	473,959
Quest Diagnostics, Inc.	7,327	1,316,149
Tenet Healthcare Corp.*	6,019	1,059,344
UnitedHealth Group, Inc.	70,545	22,007,924
Universal Health Services, Inc., Class B	3,619	655,582

		95,296,503

Health Care Technology (0.0%)†
Certara, Inc.*	7,968	93,226
Veeva Systems, Inc., Class A*	1,979	569,912

		663,138

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	18,730	2,210,327
Avantor, Inc.*	43,425	584,500
Bio-Rad Laboratories, Inc., Class A*	1,274	307,442
Bio-Techne Corp.	10,308	530,347
Bruker Corp.	6,789	279,707
Charles River Laboratories International, Inc.*	3,206	486,446
Danaher Corp.	75,622	14,938,370
ICON plc*	9,756	1,419,010
Illumina, Inc.*	10,398	992,073
IQVIA Holdings, Inc.*	11,516	1,814,806
Mettler-Toledo International, Inc.*	1,368	1,607,017
QIAGEN NV*	14,009	673,273
Repligen Corp.*	3,032	377,120
Revvity, Inc.	7,897	763,798
Sotera Health Co.*	9,156	101,815
Thermo Fisher Scientific, Inc.	30,714	12,453,298
Waters Corp.*	1,868	652,007
West Pharmaceutical Services, Inc.	4,705	1,029,454

		41,220,810

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (2.3%)
Bristol-Myers Squibb Co.	149,898	$6,938,778
Elanco Animal Health, Inc.*	32,348	461,929
Jazz Pharmaceuticals plc*	3,899	413,762
Johnson & Johnson	224,814	34,340,339
Merck & Co., Inc.	294,935	23,347,055
Organon & Co.	17,070	165,238
Perrigo Co. plc	8,953	239,224
Pfizer, Inc.#	565,033	13,696,400
Royalty Pharma plc, Class A	25,637	923,701
Viatris, Inc.	77,959	696,174
Zoetis, Inc.	5,934	925,407

		82,148,007

Total Health Care		335,885,577

Industrials (10.2%)
Aerospace & Defense (2.6%)
ATI, Inc.*	9,193	793,724
Boeing Co. (The)*	82,345	17,253,748
BWX Technologies, Inc.	4,942	711,944
Curtiss-Wright Corp.	2,471	1,207,207
General Dynamics Corp.	65,866	19,210,478
Hexcel Corp.	22,073	1,246,904
Huntington Ingalls Industries, Inc.	2,564	619,103
L3Harris Technologies, Inc.	12,277	3,079,563
Leonardo DRS, Inc.	3,016	140,184
Loar Holdings, Inc.*	268	23,093
Lockheed Martin Corp.	14,524	6,726,645
Northrop Grumman Corp.	17,212	8,605,656
RTX Corp.	172,504	25,189,034
Spirit AeroSystems Holdings, Inc., Class A*	6,844	261,099
StandardAero, Inc.*	8,488	268,645
Textron, Inc.	11,828	949,670
TransDigm Group, Inc.	2,999	4,560,399
Woodward, Inc.	3,897	955,116

		91,802,212

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	19,196	1,841,856
Expeditors International of Washington, Inc.	9,010	1,029,393
FedEx Corp.	14,310	3,252,806
GXO Logistics, Inc.*	7,547	367,539
United Parcel Service, Inc., Class B	48,248	4,870,153

		11,361,747

Building Products (0.5%)
A.O. Smith Corp.	7,598	498,201
Advanced Drainage Systems, Inc.	4,643	533,295
Allegion plc	5,656	815,143
Armstrong World Industries, Inc.	1,996	324,230
AZEK Co., Inc. (The), Class A*	3,027	164,517
Builders FirstSource, Inc.*	29,487	3,440,838
Carlisle Cos., Inc.	2,488	929,019
Carrier Global Corp.	52,945	3,875,045
Fortune Brands Innovations, Inc.	7,950	409,266
Hayward Holdings, Inc.*	13,044	180,007
Johnson Controls International plc	43,397	4,583,591
Masco Corp.	13,869	892,609
Owens Corning	5,579	767,224
Simpson Manufacturing Co., Inc.	2,527	392,468
Trane Technologies plc	2,604	1,139,016
Trex Co., Inc.*	7,013	381,367

		19,325,836

Commercial Services & Supplies (0.2%)
Clean Harbors, Inc.*	3,330	769,829
Copart, Inc.*	3,985	195,544
MSA Safety, Inc.	2,431	407,266
RB Global, Inc.	11,443	1,215,132
Republic Services, Inc.	13,316	3,283,859
Tetra Tech, Inc.	14,293	513,976
Veralto Corp.	9,453	954,280

		7,339,886

Construction & Engineering (0.1%)
AECOM	8,698	981,656
API Group Corp.*	16,631	849,013
EMCOR Group, Inc.	1,903	1,017,896
Everus Construction Group, Inc.*	3,343	212,381
MasTec, Inc.*	3,228	550,148
Quanta Services, Inc.	2,181	824,592
Valmont Industries, Inc.	1,304	425,847
WillScot Holdings Corp.	8,717	238,846

		5,100,379

Electrical Equipment (1.0%)
Acuity, Inc.	2,029	605,332
AMETEK, Inc.	15,144	2,740,458
Eaton Corp. plc	48,497	17,312,944
Emerson Electric Co.	37,050	4,939,877
GE Vernova, Inc.	3,177	1,681,110
Generac Holdings, Inc.*	3,838	549,640
Hubbell, Inc., Class B	3,517	1,436,378
nVent Electric plc	10,706	784,214
Regal Rexnord Corp.	4,340	629,126
Rockwell Automation, Inc.	6,841	2,272,375
Sensata Technologies Holding plc	29,977	902,607
Vertiv Holdings Co., Class A	2,010	258,104

		34,112,165

Ground Transportation (1.1%)
ArcBest Corp.	4,576	352,398
Avis Budget Group, Inc.*	729	123,237
Canadian National Railway Co.	12,760	1,327,550
CSX Corp.	123,396	4,026,411
JB Hunt Transport Services, Inc.	5,246	753,326
Knight-Swift Transportation Holdings, Inc., Class A	10,347	457,648
Landstar System, Inc.	2,278	316,688
Lyft, Inc., Class A*	21,968	346,216
Norfolk Southern Corp.	14,845	3,799,875
Old Dominion Freight Line, Inc.	11,560	1,876,188
Ryder System, Inc.	2,644	420,396
Saia, Inc.*	1,752	480,030
Schneider National, Inc., Class B	3,396	82,013
Uber Technologies, Inc.*	97,617	9,107,666
U-Haul Holding Co. (Nasdaq Stock Exchange)*	312	18,895
U-Haul Holding Co. (New York Stock Exchange)	4,115	223,733
Union Pacific Corp.	62,767	14,441,431

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
XPO, Inc.*	5,983	$755,593

		38,909,294

Industrial Conglomerates (0.6%)
3M Co.	29,721	4,524,725
Honeywell International, Inc.	68,174	15,876,361

		20,401,086

Machinery (2.7%)
AGCO Corp.	4,077	420,583
Allison Transmission Holdings, Inc.	4,644	441,134
Caterpillar, Inc.	26,692	10,362,101
CNH Industrial NV	153,930	1,994,933
Crane Co.	3,234	614,104
Cummins, Inc.	9,047	2,962,893
Deere & Co.	21,423	10,893,381
Donaldson Co., Inc.	7,828	542,872
Dover Corp.	8,913	1,633,129
Esab Corp.	3,741	450,978
Flowserve Corp.	8,563	448,273
Fortive Corp.	24,937	1,299,966
Gates Industrial Corp. plc*	16,667	383,841
Graco, Inc.	10,913	938,191
IDEX Corp.	4,968	872,232
Illinois Tool Works, Inc.	28,221	6,977,642
Ingersoll Rand, Inc.	26,529	2,206,682
ITT, Inc.	5,298	830,885
Lincoln Electric Holdings, Inc.	3,564	738,889
Middleby Corp. (The)*	3,314	477,216
Mueller Industries, Inc.	7,127	566,383
Nordson Corp.	3,543	759,513
Oshkosh Corp.	50,900	5,779,186
Otis Worldwide Corp.	37,505	3,713,745
PACCAR, Inc.	75,138	7,142,618
Parker-Hannifin Corp.	33,864	23,652,988
Pentair plc	24,300	2,494,638
RBC Bearings, Inc.*	1,624	624,915
Snap-on, Inc.	3,369	1,048,365
Stanley Black & Decker, Inc.	17,472	1,183,728
Timken Co. (The)	4,111	298,253
Toro Co. (The)	6,554	463,237
Westinghouse Air Brake Technologies Corp.#	11,146	2,333,415
Xylem, Inc.	15,995	2,069,113

		97,620,022

Marine Transportation (0.0%)†
Kirby Corp.*	3,721	421,999

Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	6,657	329,388
American Airlines Group, Inc. (x)*	40,165	450,651
Delta Air Lines, Inc.	42,870	2,108,347
Southwest Airlines Co.	30,067	975,374
United Airlines Holdings, Inc.*	21,395	1,703,684

		5,567,444

Professional Services (0.5%)
Amentum Holdings, Inc.*	10,465	247,079
Automatic Data Processing, Inc.	1,952	601,997
Broadridge Financial Solutions, Inc.	701	170,364
CACI International, Inc., Class A*	1,427	680,251
Clarivate plc (x)*	23,270	100,061
Concentrix Corp. (x)	2,980	157,508
Dayforce, Inc.*	9,111	504,658
Dun & Bradstreet Holdings, Inc.	20,224	183,836
Equifax, Inc.	20,676	5,362,734
FTI Consulting, Inc.*	2,198	354,977
Genpact Ltd.	10,579	465,582
Jacobs Solutions, Inc.	7,979	1,048,840
KBR, Inc.	7,808	374,315
Leidos Holdings, Inc.	12,674	1,999,450
ManpowerGroup, Inc.	3,027	122,291
Parsons Corp.*	3,468	248,898
Paychex, Inc.	14,573	2,119,789
Paycom Software, Inc.	1,530	354,042
Paylocity Holding Corp.*	245	44,391
Robert Half, Inc.	6,499	266,784
Science Applications International Corp.	3,089	347,852
SS&C Technologies Holdings, Inc.	13,901	1,151,003
TransUnion	12,812	1,127,456
Verisk Analytics, Inc.	3,678	1,145,697

		19,179,855

Trading Companies & Distributors (0.4%)
Air Lease Corp., Class A	6,846	400,422
Applied Industrial Technologies, Inc.	2,504	582,055
Core & Main, Inc., Class A*	5,234	315,872
Fastenal Co.	13,484	566,328
Ferguson Enterprises, Inc.	11,982	2,609,080
MSC Industrial Direct Co., Inc., Class A	2,888	245,538
QXO, Inc.*	39,121	842,666
SiteOne Landscape Supply, Inc.*	1,970	238,252
United Rentals, Inc.	4,262	3,210,991
W.W. Grainger, Inc.	1,734	1,803,776
Watsco, Inc.	2,288	1,010,427
WESCO International, Inc.	3,149	583,195

		12,408,602

Total Industrials		363,550,527

Information Technology (11.4%)
Communications Equipment (0.7%)
Arista Networks, Inc.*	6,305	645,064
Ciena Corp.*	9,272	754,092
Cisco Systems, Inc.#	261,646	18,152,999
F5, Inc.*	7,349	2,162,958
Juniper Networks, Inc.	21,716	867,120
Lumentum Holdings, Inc.*	4,176	396,971
Motorola Solutions, Inc.	6,340	2,665,716

		25,644,920

Electronic Equipment, Instruments & Components (0.7%)
Arrow Electronics, Inc.*	9,175	1,169,170
Avnet, Inc.	5,647	299,743
CDW Corp.	13,480	2,407,393
Cognex Corp.	11,028	349,808
Coherent Corp.*	10,083	899,504
Corning, Inc.	51,323	2,699,077
Crane NXT Co. (x)	3,218	173,450
Flex Ltd.*	25,056	1,250,796
Ingram Micro Holding Corp.	1,348	28,092

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
IPG Photonics Corp.*	1,642	$112,723
Jabil, Inc.	2,409	525,403
Keysight Technologies, Inc.*	11,310	1,853,257
Littelfuse, Inc.	1,614	365,942
Ralliant Corp.*	8,312	403,065
TD SYNNEX Corp.	5,172	701,840
Teledyne Technologies, Inc.*	18,525	9,490,543
Trimble, Inc.*	15,660	1,189,847
Vontier Corp.	9,719	358,631
Zebra Technologies Corp., Class A*	3,341	1,030,231

		25,308,515

IT Services (1.4%)
Accenture plc, Class A	61,963	18,520,121
Akamai Technologies, Inc.*	9,431	752,217
Amdocs Ltd.	7,256	662,037
Cognizant Technology Solutions Corp., Class A	32,454	2,532,386
DXC Technology Co.*	11,793	180,315
EPAM Systems, Inc.*	3,599	636,375
Globant SA*	2,562	232,732
GoDaddy, Inc., Class A*	5,726	1,031,024
International Business Machines Corp.	61,162	18,029,334
Kyndryl Holdings, Inc.*	14,217	596,545
MongoDB, Inc.*	4,690	984,853
Okta, Inc.*	6,563	656,103
Twilio, Inc., Class A*	7,707	958,443
VeriSign, Inc.	9,221	2,663,025

		48,435,510

Semiconductors & Semiconductor Equipment (4.5%)
Advanced Micro Devices, Inc.*	43,939	6,234,944
Allegro MicroSystems, Inc.*	8,089	276,563
Amkor Technology, Inc.	7,507	157,572
Analog Devices, Inc.	62,360	14,842,927
Applied Materials, Inc.	51,457	9,420,233
Broadcom, Inc.	29,069	8,012,870
Cirrus Logic, Inc.*	3,480	362,807
Entegris, Inc.	8,247	665,121
First Solar, Inc.*	6,672	1,104,483
GLOBALFOUNDRIES, Inc.*	6,753	257,965
Intel Corp.	322,751	7,229,622
KLA Corp.	6,834	6,121,487
Lam Research Corp.	47,003	4,575,272
Lattice Semiconductor Corp.*	1,334	65,353
MACOM Technology Solutions Holdings, Inc.*	3,127	448,068
Marvell Technology, Inc.	52,859	4,091,287
Microchip Technology, Inc.	148,042	10,417,716
Micron Technology, Inc.	76,922	9,480,636
MKS, Inc.	4,415	438,674
NVIDIA Corp.	179,219	28,314,810
NXP Semiconductors NV	40,802	8,914,829
ON Semiconductor Corp.*	27,712	1,452,386
Onto Innovation, Inc.*	2,485	250,811
Qorvo, Inc.*	6,123	519,904
QUALCOMM, Inc.	123,499	19,668,451
Skyworks Solutions, Inc.	10,074	750,714
Teradyne, Inc.	10,571	950,544
Texas Instruments, Inc.	61,923	12,856,453
Universal Display Corp.	2,887	445,926

		158,328,428

Software (3.2%)
Adobe, Inc.*	22,673	8,771,730
ANSYS, Inc.*	7,136	2,506,306
Aurora Innovation, Inc., Class A*	64,749	339,285
BILL Holdings, Inc.*	6,058	280,243
CCC Intelligent Solutions Holdings, Inc. (x)*	34,033	320,251
Docusign, Inc.*	3,226	251,273
Dolby Laboratories, Inc., Class A	3,974	295,109
Dropbox, Inc., Class A*	9,781	279,737
Fair Isaac Corp.*	275	502,689
Fortinet, Inc.*	7,314	773,236
Gen Digital, Inc.	157,010	4,616,094
Informatica, Inc., Class A*	6,889	167,747
Microsoft Corp.	85,143	42,350,980
MicroStrategy, Inc., Class A*	15,510	6,269,607
nCino, Inc.*	6,023	168,463
Nutanix, Inc., Class A*	12,643	966,431
Oracle Corp.	38,446	8,405,449
Palantir Technologies, Inc., Class A*	8,270	1,127,366
Pegasystems, Inc.	3,819	206,722
PTC, Inc.*	6,933	1,194,833
Roper Technologies, Inc.	7,058	4,000,757
Rubrik, Inc., Class A*	2,571	230,336
SailPoint, Inc.*	3,952	90,343
Salesforce, Inc.	67,344	18,364,035
SentinelOne, Inc., Class A*	5,329	97,414
Synopsys, Inc.*	17,978	9,216,961
Teradata Corp.*	4,832	107,802
Tyler Technologies, Inc.*	483	286,342
UiPath, Inc., Class A*	28,631	366,477
Unity Software, Inc.*	19,604	474,417
Zoom Communications, Inc., Class A*	17,271	1,346,793

		114,375,228

Technology Hardware, Storage & Peripherals (0.9%)
Apple, Inc.	105,688	21,684,007
Dell Technologies, Inc., Class C	18,040	2,211,704
Hewlett Packard Enterprise Co.	86,195	1,762,688
HP, Inc.	61,999	1,516,495
NetApp, Inc.	8,079	860,817
Pure Storage, Inc., Class A*	2,913	167,731
Sandisk Corp.*	23,047	1,045,181
Super Micro Computer, Inc.*	18,279	895,854
Western Digital Corp.	41,714	2,669,279

		32,813,756

Total Information Technology		404,906,357

Materials (3.8%)
Chemicals (2.4%)
Air Products and Chemicals, Inc.	40,942	11,548,100
Albemarle Corp.	7,724	484,063
Ashland, Inc.	3,075	154,611
Axalta Coating Systems Ltd.*	14,343	425,844
Celanese Corp.	7,334	405,790
CF Industries Holdings, Inc.	10,888	1,001,696
Corteva, Inc.	266,558	19,866,568

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Dow, Inc.	46,512	$1,231,638
DuPont de Nemours, Inc.	48,079	3,297,739
Eastman Chemical Co.	7,543	563,160
Ecolab, Inc.	46,981	12,658,561
Element Solutions, Inc.	14,801	335,243
FMC Corp.	8,155	340,471
Huntsman Corp.	10,802	112,557
International Flavors & Fragrances, Inc.	16,840	1,238,582
Linde plc	30,870	14,483,587
LyondellBasell Industries NV, Class A (x)	64,890	3,754,535
Mosaic Co. (The)	20,740	756,595
NewMarket Corp.	389	268,745
Olin Corp.	7,547	151,619
PPG Industries, Inc.	14,939	1,699,311
RPM International, Inc.	78,588	8,632,106
Scotts Miracle-Gro Co. (The)	2,869	189,239
Sherwin-Williams Co. (The)	5,858	2,011,403
Westlake Corp.	2,196	166,742

		85,778,505

Construction Materials (0.6%)
CRH plc	67,779	6,222,112
Eagle Materials, Inc.	2,035	411,294
Martin Marietta Materials, Inc.	22,322	12,253,885
Vulcan Materials Co.	8,690	2,266,526

		21,153,817

Containers & Packaging (0.3%)
Amcor plc	149,586	1,374,695
AptarGroup, Inc.	4,299	672,493
Avery Dennison Corp.	5,113	897,178
Ball Corp.	18,564	1,041,255
Crown Holdings, Inc.	7,607	783,369
Graphic Packaging Holding Co. (x)	19,574	412,424
International Paper Co.	34,452	1,613,387
Packaging Corp. of America	5,805	1,093,952
Sealed Air Corp.	9,585	297,423
Silgan Holdings, Inc.	5,807	314,623
Smurfit WestRock plc	34,246	1,477,715
Sonoco Products Co.	6,471	281,877

		10,260,391

Metals & Mining (0.5%)
Alcoa Corp.	16,985	501,227
Anglogold Ashanti plc (x)	29,094	1,325,814
Carpenter Technology Corp.	2,604	719,694
Cleveland-Cliffs, Inc.*	31,984	243,078
Freeport-McMoRan, Inc.	94,021	4,075,810
MP Materials Corp. (x)*	7,926	263,698
Newmont Corp.	97,813	5,698,585
Nucor Corp.	17,673	2,289,361
Reliance, Inc.	3,470	1,089,233
Royal Gold, Inc.	4,318	767,913
Southern Copper Corp.	5,371	543,384
Steel Dynamics, Inc.	8,347	1,068,500

		18,586,297

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	4,141	356,084

Total Materials		136,135,094

Real Estate (2.7%)
Diversified REITs (0.0%)†
WP Carey, Inc. (REIT)	14,247	888,728

Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc. (REIT)	11,274	818,831
American Healthcare REIT, Inc. (REIT)	16,923	621,751
Healthcare Realty Trust, Inc. (REIT), Class A	21,569	342,084
Healthpeak Properties, Inc. (REIT)	45,564	797,826
Medical Properties Trust, Inc. (REIT) (x)	32,791	141,329
Omega Healthcare Investors, Inc. (REIT)	18,876	691,805
Ventas, Inc. (REIT)	28,679	1,811,079
Welltower, Inc. (REIT)	43,069	6,620,997

		11,845,702

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. (REIT)	45,075	692,352
Park Hotels & Resorts, Inc. (REIT)	12,907	132,039
Ryman Hospitality Properties, Inc. (REIT)	16,697	1,647,493

		2,471,884

Industrial REITs (0.5%)
Americold Realty Trust, Inc. (REIT)	18,739	311,630
EastGroup Properties, Inc. (REIT)	3,426	572,553
First Industrial Realty Trust, Inc. (REIT)	8,412	404,869
Lineage, Inc. (REIT) (x)	4,642	202,020
Prologis, Inc. (REIT)	114,595	12,046,226
Rexford Industrial Realty, Inc. (REIT)	75,741	2,694,107
STAG Industrial, Inc. (REIT)	12,270	445,156

		16,676,561

Office REITs (0.1%)
BXP, Inc. (REIT)	10,411	702,430
COPT Defense Properties (REIT)	17,798	490,869
Cousins Properties, Inc. (REIT)	10,968	329,369
Highwoods Properties, Inc. (REIT)	6,968	216,635
Kilroy Realty Corp. (REIT) (x)	7,709	264,496
Vornado Realty Trust (REIT)	11,592	443,278

		2,447,077

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	17,398	2,437,808
CoStar Group, Inc.*	24,048	1,933,459
Howard Hughes Holdings, Inc.*	2,033	137,228
Jones Lang LaSalle, Inc.*	2,266	579,597
Zillow Group, Inc., Class A*	3,279	224,579
Zillow Group, Inc., Class C*	10,688	748,694

		6,061,365

Residential REITs (0.4%)
American Homes 4 Rent (REIT), Class A	22,458	810,060
AvalonBay Communities, Inc. (REIT)	9,348	1,902,318
Camden Property Trust (REIT)	7,064	796,042
Equity LifeStyle Properties, Inc. (REIT)	94,844	5,849,030

See Notes to Financial Statements.

1000

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Equity Residential (REIT)	24,896	$1,680,231
Essex Property Trust, Inc. (REIT)	4,189	1,187,163
Invitation Homes, Inc. (REIT)	40,219	1,319,183
Mid-America Apartment Communities, Inc. (REIT)	7,648	1,131,981
Sun Communities, Inc. (REIT)	6,715	849,380
UDR, Inc. (REIT)	20,528	838,158

		16,363,546

Retail REITs (0.3%)
Agree Realty Corp. (REIT)	7,115	519,822
Brixmor Property Group, Inc. (REIT)	20,011	521,086
Federal Realty Investment Trust (REIT)	5,591	531,089
Kimco Realty Corp. (REIT)	43,924	923,283
NNN REIT, Inc. (REIT)	12,290	530,682
Realty Income Corp. (REIT)	58,708	3,382,168
Regency Centers Corp. (REIT)	11,873	845,714
Simon Property Group, Inc. (REIT)	16,571	2,663,954

		9,917,798

Specialized REITs (0.8%)
Crown Castle, Inc. (REIT)	28,520	2,929,859
CubeSmart (REIT)	14,878	632,315
Digital Realty Trust, Inc. (REIT)	32,814	5,720,465
EPR Properties (REIT)	4,904	285,707
Equinix, Inc. (REIT)	6,425	5,110,895
Extra Space Storage, Inc. (REIT)	13,848	2,041,749
Gaming and Leisure Properties, Inc. (REIT)	17,347	809,758
Iron Mountain, Inc. (REIT)	19,285	1,978,062
Millrose Properties, Inc. (REIT)	7,874	224,488
National Storage Affiliates Trust (REIT)	4,627	148,018
Public Storage (REIT)	12,706	3,728,194
Rayonier, Inc. (REIT)	10,176	225,704
SBA Communications Corp. (REIT)	7,058	1,657,501
VICI Properties, Inc. (REIT), Class A	69,423	2,263,190
Weyerhaeuser Co. (REIT)	47,641	1,223,897

		28,979,802

Total Real Estate		95,652,463

Utilities (4.1%)
Electric Utilities (2.5%)
Alliant Energy Corp.	16,883	1,020,915
American Electric Power Co., Inc.	76,924	7,981,634
Constellation Energy Corp.	20,590	6,645,629
Duke Energy Corp.	112,018	13,218,124
Edison International	25,053	1,292,735
Entergy Corp.	28,327	2,354,540
Evergy, Inc.	15,130	1,042,911
Eversource Energy	24,150	1,536,423
Exelon Corp.	127,772	5,547,860
FirstEnergy Corp.	36,070	1,452,178
IDACORP, Inc.	3,543	409,039
NextEra Energy, Inc.	135,561	9,410,645
NRG Energy, Inc.	8,061	1,294,435
OGE Energy Corp.	13,204	585,994
PG&E Corp.	414,682	5,780,667
Pinnacle West Capital Corp.	7,830	700,550
PPL Corp.	48,651	1,648,782
Southern Co. (The)	144,732	13,290,740
Xcel Energy, Inc.	205,047	13,963,701

		89,177,502

Gas Utilities (0.4%)
Atmos Energy Corp.	72,851	11,227,067
MDU Resources Group, Inc.	13,328	222,178
National Fuel Gas Co.	5,894	499,281
UGI Corp.	14,134	514,760

		12,463,286

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	46,666	490,926
Brookfield Renewable Corp.	8,877	290,988
Clearway Energy, Inc., Class A	2,276	68,872
Clearway Energy, Inc., Class C	5,346	171,072
Talen Energy Corp.*	2,982	867,076
Vistra Corp.	10,480	2,031,129

		3,920,063

Multi-Utilities (0.8%)
Ameren Corp.	44,047	4,230,274
CenterPoint Energy, Inc.	42,832	1,573,648
CMS Energy Corp.	19,554	1,354,701
Consolidated Edison, Inc.	23,694	2,377,693
Dominion Energy, Inc.	166,747	9,424,540
DTE Energy Co.	13,620	1,804,105
NiSource, Inc.	30,930	1,247,716
Public Service Enterprise Group, Inc.	32,825	2,763,209
Sempra	42,910	3,251,291
WEC Energy Group, Inc.	20,995	2,187,679

		30,214,856

Water Utilities (0.3%)
American Water Works Co., Inc.	67,615	9,405,923
Essential Utilities, Inc.	18,117	672,865

		10,078,788

Total Utilities		145,854,495

Total Common Stocks (81.8%) (Cost $1,785,529,640)		2,914,998,808

EXCHANGE TRADED FUNDS (ETF):
Equity (9.0%)
iShares Core S&P 500 ETF	794	492,995
iShares Morningstar Growth ETF (x)	10,600	1,027,140
iShares Morningstar U.S. Equity ETF (x)	5,416	464,584
iShares Morningstar Value ETF‡	841,410	70,165,180
iShares Russell 1000 ETF	1,631	553,839
iShares Russell 1000 Value ETF (x)	234,788	45,602,873
iShares S&P 500 Value ETF (x)	18,991	3,711,221
SPDR Portfolio S&P 500 Growth ETF	9,900	943,668
SPDR Portfolio S&P 500 Value ETF (x)	1,302,900	68,193,786
Vanguard Growth ETF	2,290	1,003,936
Vanguard Large-Cap ETF	1,464	417,679
Vanguard Russell 1000 Growth ETF	63,800	6,966,960
Vanguard Russell 1000 Value ETF (x)	723,000	61,606,830
Vanguard Value ETF (x)	336,601	59,490,861

Total Exchange Traded Funds (9.0%) (Cost $191,375,615)		320,641,552

See Notes to Financial Statements.

1001

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Mirati Therapeutics, Inc., CVR(r)* (Cost $2,342)	4,461	$1,673

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.6%)
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	22,208,934	22,208,934
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	70,338,881	70,352,949

Total Investment Companies		92,561,883

Total Short-Term Investments (2.6%) (Cost $92,562,966)		92,561,883

Total Investments in Securities (93.4%) (Cost $2,069,470,563)		3,328,203,916
Other Assets Less Liabilities (6.6%)		236,462,978

Net Assets (100%)		$3,564,666,894

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $52,525,515.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $61,404,678. This was collateralized by $40,523,736 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/15/25 – 2/15/55 and by cash of $22,208,934 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Value ETF	841,410	71,684,306	2,548,847	(6,432,901)	1,338,328	1,026,600	70,165,180	672,721	—

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	466	9/2025	USD	145,712,375	5,018,935
S&P Midcap 400 E-Mini Index	548	9/2025	USD	171,277,400	4,620,322

					9,639,257

See Notes to Financial Statements.

1002

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$199,850,235	$—	$—	$199,850,235
Consumer Discretionary	206,940,715	—	—	206,940,715
Consumer Staples	204,344,322	7,426,335	—	211,770,657
Energy	151,276,092	—	—	151,276,092
Financials	663,176,596	—	—	663,176,596
Health Care	335,885,577	—	—	335,885,577
Industrials	363,550,527	—	—	363,550,527
Information Technology	404,906,357	—	—	404,906,357
Materials	136,135,094	—	—	136,135,094
Real Estate	95,652,463	—	—	95,652,463
Utilities	145,854,495	—	—	145,854,495
Exchange Traded Funds	320,641,552	—	—	320,641,552
Futures	9,639,257	—	—	9,639,257
Rights
Health Care	—	—	1,673	1,673
Short-Term Investments
Investment Companies	92,561,883	—	—	92,561,883

Total Assets	$3,330,415,165	$7,426,335	$1,673	$3,337,843,173

Total Liabilities	$—	$—	$—	$—

Total	$3,330,415,165	$7,426,335	$1,673	$3,337,843,173

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$9,639,257	*

Total		$9,639,257

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(134,159,102)	$(134,159,102)

Total	$(134,159,102)	$(134,159,102)

See Notes to Financial Statements.

1003

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$22,645,348	$22,645,348

Total	$22,645,348	$22,645,348

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$313,301,000
Average notional value of contracts — short	623,601,000

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$347,255,448
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$685,094,232

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,330,530,357
Aggregate gross unrealized depreciation	(119,309,059)

Net unrealized appreciation	$1,211,221,298

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,126,621,875

See Notes to Financial Statements.

1004

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $38,176,132)	$70,165,180
Unaffiliated Issuers (Cost $2,031,294,431)	3,258,038,736
Cash	257,372,424
Dividends, interest and other receivables	4,014,561
Due from broker for futures variation margin	658,164
Receivable for securities sold	598,560
Receivable for Portfolio shares sold	587,247
Due from Custodian	120,132
Securities lending income receivable	20,563
Other assets	38,306

Total assets	3,591,613,873

LIABILITIES
Payable for return of collateral on securities loaned	22,208,934
Payable for Portfolio shares repurchased	1,678,990
Investment management fees payable	1,320,940
Distribution fees payable – Class IB	654,151
Payable for securities purchased	504,959
Administrative fees payable	343,510
Trustees’ fees payable	3,190
Accrued expenses	232,305

Total liabilities	26,946,979

Commitments and contingent liabilities^
NET ASSETS	$3,564,666,894

Net assets were comprised of:
Paid in capital	$2,329,940,253
Total distributable earnings (loss)	1,234,726,641

Net assets	$3,564,666,894

Class IB
Net asset value, offering and redemption price per share, $3,242,925,943 / 175,526,007 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.48

Class K
Net asset value, offering and redemption price per share, $321,740,951 / 17,295,894 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.60

(x)	Includes value of securities on loan of $61,404,678.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends ($672,721 of dividend income received from affiliates) (net of $91,677 foreign withholding tax)	$36,112,178
Interest	5,266,285
Securities lending (net)	100,964

Total income	41,479,427

EXPENSES
Investment management fees	8,173,000
Distribution fees – Class IB	4,051,772
Administrative fees	2,222,981
Custodian fees	157,148
Printing and mailing expenses	127,959
Professional fees	101,252
Trustees’ fees	60,578
Miscellaneous	43,261

Total expenses	14,937,951

NET INVESTMENT INCOME (LOSS)	26,541,476

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($1,338,328 realized gain (loss) from affiliates)	243,097,843
Futures contracts	(134,159,102)
Foreign currency transactions	12,165

Net realized gain (loss)	108,950,906

Change in unrealized appreciation (depreciation) on:
Investments in securities ($1,026,600 of change in unrealized appreciation (depreciation) from affiliates)	(92,257,048)
Futures contracts	22,645,348
Foreign currency translations	6,873

Net change in unrealized appreciation (depreciation)	(69,604,827)

NET REALIZED AND UNREALIZED GAIN (LOSS)	39,346,079

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$65,887,555

See Notes to Financial Statements.

1005

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$26,541,476	$56,736,094
Net realized gain (loss)	108,950,906	360,753,846
Net change in unrealized appreciation (depreciation)	(69,604,827)	94,275,005

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	65,887,555	511,764,945

Distributions to shareholders:
Class IB	—	(368,819,761)
Class K	—	(37,708,321)

Total distributions to shareholders	—	(406,528,082)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 323,986 shares, respectively ]	—	6,050,293
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (56,529,624) shares, respectively ]	—	(1,084,074,747)
Capital shares repurchased [ 0 and (2,952,245) shares, respectively ]	—	(54,809,388)

Total Class IA transactions	—	(1,132,833,842)

Class IB
Capital shares sold [ 876,341 and 1,405,600 shares, respectively ]	15,837,000	27,040,381
Capital shares issued in connection with share class combination (Note 1) [ 0 and 56,745,763 shares, respectively ]	—	1,084,074,747
Capital shares issued in reinvestment of dividends and distributions [ 0 and 19,471,436 shares, respectively ]	—	368,819,761
Capital shares repurchased [ (12,325,837) and (23,096,799) shares, respectively ]	(223,125,852)	(447,564,755)

Total Class IB transactions	(207,288,852)	1,032,370,134

Class K
Capital shares sold [ 786,837 and 94,977 shares, respectively ]	13,387,010	1,834,977
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,979,504 shares, respectively ]	—	37,708,321
Capital shares repurchased [ (2,154,099) and (5,511,002) shares, respectively ]	(38,914,341)	(104,945,181)

Total Class K transactions	(25,527,331)	(65,401,883)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(232,816,183)	(165,865,591)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(166,928,628)	(60,628,728)
NET ASSETS:
Beginning of period	3,731,595,522	3,792,224,250

End of period	$3,564,666,894	$3,731,595,522

See Notes to Financial Statements.

1006

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024	2023	2022	2021	2020
Net asset value, beginning of period	$18.14		$17.72	$16.68	$19.89	$17.95	$18.25

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.28	0.26	0.21	0.18	0.26
Net realized and unrealized gain (loss)	0.21		2.29	2.05	(2.51)	4.22	0.72

Total from investment operations	0.34		2.57	2.31	(2.30)	4.40	0.98

Less distributions:
Dividends from net investment income	—		(0.31)	(0.29)	(0.23)	(0.20)	(0.27)
Distributions from net realized gains	—		(1.84)	(0.98)	(0.68)	(2.26)	(1.01)

Total dividends and distributions	—		(2.15)	(1.27)	(0.91)	(2.46)	(1.28)

Net asset value, end of period	$18.48		$18.14	$17.72	$16.68	$19.89	$17.95

Total return (b)	1.87%		14.14%	14.01%	(11.59)%	24.80%	5.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,242,926		$3,391,201	$2,346,650	$2,334,134	$3,004,157	$2,738,938
Ratio of expenses to average net assets (a)(f)	0.86%		0.86%	0.86%	0.85%	0.84%	0.85%
Ratio of net investment income (loss) to average net assets (a)(f)	1.46%		1.45%	1.52%	1.19%	0.89%	1.54%
Portfolio turnover rate^	10	%(z)	13%	13%	13%	25%	26%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024	2023	2022	2021	2020
Net asset value, beginning of period	$18.24		$17.80	$16.76	$19.98	$18.01	$18.30

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.33	0.31	0.26	0.23	0.30
Net realized and unrealized gain (loss)	0.21		2.31	2.05	(2.52)	4.25	0.73

Total from investment operations	0.36		2.64	2.36	(2.26)	4.48	1.03

Less distributions:
Dividends from net investment income	—		(0.36)	(0.34)	(0.28)	(0.25)	(0.31)
Distributions from net realized gains	—		(1.84)	(0.98)	(0.68)	(2.26)	(1.01)

Total dividends and distributions	—		(2.20)	(1.32)	(0.96)	(2.51)	(1.32)

Net asset value, end of period	$18.60		$18.24	$17.80	$16.76	$19.98	$18.01

Total return (b)	1.97%		14.45%	14.20%	(11.36)%	25.16%	5.98%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$321,741		$340,395	$393,449	$398,741	$615,379	$601,788
Ratio of expenses to average net assets (a)(f)	0.61%		0.61%	0.61%	0.60%	0.59%	0.60%
Ratio of net investment income (loss) to average net assets (a)(f)	1.71%		1.70%	1.77%	1.42%	1.14%	1.78%
Portfolio turnover rate^	10	%(z)	13%	13%	13%	25%	26%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1007

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (12.0%)
Arcos Dorados Holdings, Inc., Class A (x)	325,066	$2,564,771
Banco do Brasil SA	1,652,000	6,741,058
BB Seguridade Participacoes SA	1,414,800	9,340,685
Engie Brasil Energia SA	522,200	4,373,212
Motiva Infraestrutura de Mobilidade SA	1,876,610	4,783,834
Petroleo Brasileiro SA – Petrobras (ADR)	471,052	5,892,860
PRIO SA*	635,600	4,950,874
Rede D’Or Sao Luiz SA (m)*	651,000	4,240,469
Suzano SA*	345,800	3,262,540
Vale SA (ADR), Class B	591,236	5,740,901
Vibra Energia SA	1,677,600	6,712,747

		58,603,951

Chile (0.3%)
Sociedad Quimica y Minera de Chile SA (ADR)*	40,894	1,442,331

China (23.5%)
Alibaba Group Holding Ltd.	520,800	7,284,612
Anhui Conch Cement Co. Ltd., Class H	1,861,874	4,734,171
China Construction Bank Corp., Class H	15,157,574	15,292,834
China Medical System Holdings Ltd.	4,342,000	6,637,495
China Merchants Bank Co. Ltd., Class H	1,303,281	9,106,423
DaShenLin Pharmaceutical Group Co. Ltd., Class A	1,837,700	4,180,380
ENN Natural Gas Co. Ltd., Class A	1,568,110	4,136,108
Gree Electric Appliances, Inc. of Zhuhai, Class A	518,498	3,250,426
Hengan International Group Co. Ltd.	1,451,473	4,169,545
Huayu Automotive Systems Co. Ltd., Class A	1,521,896	3,748,722
Lenovo Group Ltd.	2,974,000	3,568,823
Midea Group Co. Ltd., Class A	548,800	5,529,741
NetEase, Inc.	275,000	7,391,767
Ping An Insurance Group Co. of China Ltd., Class H	1,082,000	6,871,088
Sinopharm Group Co. Ltd., Class H	2,990,231	7,001,375
Tencent Holdings Ltd.	68,600	4,395,671
Tingyi Cayman Islands Holding Corp.	4,248,000	6,223,224
Want Want China Holdings Ltd.	6,655,000	4,645,813
Weichai Power Co. Ltd., Class H	3,358,906	6,820,548

		114,988,766

Egypt (0.8%)
Commercial International Bank – Egypt (CIB) (Registered) (GDR) (m)	2,316,931	3,892,444

Greece (2.9%)
Metlen Energy & Metals SA	64,388	3,490,426
National Bank of Greece SA	595,320	7,594,616
OPAP SA	147,828	3,352,079

		14,437,121

Hong Kong (0.7%)
ASMPT Ltd.	452,912	3,320,414

Hungary (3.1%)
MOL Hungarian Oil & Gas plc	601,312	5,235,817
OTP Bank Nyrt.	125,754	10,045,354

		15,281,171

India (4.9%)
Axis Bank Ltd.	272,884	3,815,794
Indus Towers Ltd.*	2,218,708	10,894,332
Tata Consultancy Services Ltd.	82,529	3,331,570
UPL Ltd.	773,949	5,967,511

		24,009,207

Indonesia (3.7%)
Astra International Tbk. PT	15,470,496	4,288,095
Bank Mandiri Persero Tbk. PT	18,265,256	5,490,265
Telkom Indonesia Persero Tbk. PT (ADR) (x)*	343,671	5,821,787
United Tractors Tbk. PT	2,049,200	2,707,443

		18,307,590

Mexico (7.9%)
America Movil SAB de CV (ADR)	361,357	6,482,745
Cemex SAB de CV (ADR)	547,017	3,790,828
Grupo Aeroportuario del Pacifico SAB de CV (ADR)	28,960	6,649,795
Grupo Financiero Banorte SAB de CV, Class O	938,647	8,613,372
Grupo Mexico SAB de CV	860,679	5,194,484
Kimberly-Clark de Mexico SAB de CV, Class A	2,326,973	4,265,921
Ternium SA (ADR) (x)	114,290	3,440,129

		38,437,274

Peru (0.8%)
Credicorp Ltd.	17,625	3,939,540

Philippines (0.8%)
International Container Terminal Services, Inc.	572,920	4,180,190

Russia (0.0%)
Mobile TeleSystems PJSC (ADR) (r)*	580,455	—
Sberbank of Russia PJSC (r)*	1,680,737	—

		—

South Africa (7.1%)
Bidvest Group Ltd.	384,530	5,072,114
Life Healthcare Group Holdings Ltd.	3,955,930	3,190,888
Nedbank Group Ltd.	494,206	6,784,821
Sanlam Ltd.	1,260,411	6,312,823
Standard Bank Group Ltd.	523,928	6,733,564
Vodacom Group Ltd.	865,384	6,682,087

		34,776,297

South Korea (12.0%)
Coway Co. Ltd.	75,803	5,436,967
Hyundai Mobis Co. Ltd.	21,386	4,547,853
KB Financial Group, Inc.	131,073	10,770,595
Kia Corp.	59,661	4,283,603
KT Corp.	134,987	5,571,114
KT&G Corp.	41,273	3,905,277
Shinhan Financial Group Co. Ltd.	190,198	8,653,051
SK Hynix, Inc.	71,261	15,418,059

		58,586,519

See Notes to Financial Statements.

1008

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Taiwan (13.9%)
ASE Technology Holding Co. Ltd.	1,795,000	$9,063,484
Globalwafers Co. Ltd.	338,000	3,488,532
MediaTek, Inc.	196,000	8,386,964
Novatek Microelectronics Corp.	348,000	6,492,537
Quanta Computer, Inc.	529,000	4,970,920
Taiwan Semiconductor Manufacturing Co. Ltd.	653,429	23,710,624
Wiwynn Corp.	76,000	6,582,226
Yageo Corp.	321,826	5,343,202

		68,038,489

Thailand (1.5%)
Kasikornbank PCL	903,267	4,223,373
PTT Exploration & Production PCL	889,900	2,997,472

		7,220,845

Turkiye (0.7%)
BIM Birlesik Magazalar A/S	286,099	3,554,884

United Kingdom (1.2%)
Unilever plc	95,485	5,821,787

United States (1.0%)
Schlumberger NV	145,002	4,901,068

Total Common Stocks (98.8%) (Cost $417,225,532)		483,739,888

SHORT-TERM INVESTMENTS:
Investment Company (0.8%)
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	3,824,365	3,824,365

Total Short-Term Investments (0.8%) (Cost $3,824,365)		3,824,365

Total Investments in Securities (99.6%) (Cost $421,049,897)		487,564,253
Other Assets Less Liabilities (0.4%)		1,714,000

Net Assets (100%)		$489,278,253

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the market value or fair value, as applicable, of these securities amounted to $8,132,913 or 1.7% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $7,845,265. This was collateralized by $4,139,391 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.875%, maturing 11/30/25 – 5/15/54 and by cash of $3,824,365 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Brazil	$58,603,951	$—	$—	$58,603,951
Chile	1,442,331	—	—	1,442,331
China	—	114,988,766	—	114,988,766

See Notes to Financial Statements.

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EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Egypt	$—	$3,892,444	$—		$3,892,444
Greece	—	14,437,121	—		14,437,121
Hong Kong	—	3,320,414	—		3,320,414
Hungary	—	15,281,171	—		15,281,171
India	—	24,009,207	—		24,009,207
Indonesia	5,821,787	12,485,803	—		18,307,590
Mexico	38,437,274	—	—		38,437,274
Peru	3,939,540	—	—		3,939,540
Philippines	—	4,180,190	—		4,180,190
Russia	—	—	—	(a)	—	(a)
South Africa	—	34,776,297	—		34,776,297
South Korea	—	58,586,519	—		58,586,519
Taiwan	—	68,038,489	—		68,038,489
Thailand	—	7,220,845	—		7,220,845
Turkiye	—	3,554,884	—		3,554,884
United Kingdom	—	5,821,787	—		5,821,787
United States	4,901,068	—	—		4,901,068
Short-Term Investments
Investment Companies	3,824,365	—	—		3,824,365

Total Assets	$116,970,316	$370,593,937	$—		$487,564,253

Total Liabilities	$—	$—	$—		$—

Total	$116,970,316	$370,593,937	$—		$487,564,253

(a)	Value is zero.

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$60,629,923
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$67,896,522

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$107,560,332
Aggregate gross unrealized depreciation	(43,257,911)

Net unrealized appreciation	$64,302,421

Federal income tax cost of investments in securities and derivative instruments, if applicable	$423,261,832

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $421,049,897)	$487,564,253
Cash	5,379,361
Dividends, interest and other receivables	2,152,528
Receivable for Portfolio shares sold	178,576
Receivable for securities sold	166,929
Securities lending income receivable	79,701
Other assets	5,642

Total assets	495,526,990

LIABILITIES
Payable for return of collateral on securities loaned	3,824,365
Accrued India taxes	1,075,528
Payable for securities purchased	366,743
Investment management fees payable	352,208
Foreign currency overdraft payable	164,917
Payable for Portfolio shares repurchased	162,258
Distribution fees payable – Class IB	97,860
Administrative fees payable	35,223
Accrued expenses	169,635

Total liabilities	6,248,737

Commitments and contingent liabilities^
NET ASSETS	$489,278,253

Net assets were comprised of:
Paid in capital	$405,712,185
Total distributable earnings (loss)	83,566,068

Net assets	$489,278,253

Class IB
Net asset value, offering and redemption price per share, $489,278,253 / 21,052,514 shares outstanding (unlimited amount authorized: $0.01 par value)	$23.24

(x)	Includes value of securities on loan of $7,845,265.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,169,621 foreign withholding tax)	$11,533,008
Interest	110,533
Securities lending (net)	107,053

Total income	11,750,594

EXPENSES
Investment management fees	2,215,071
Distribution fees – Class IB	553,766
Administrative fees	201,075
Custodian fees	199,145
Professional fees	60,634
Printing and mailing expenses	20,220
Trustees’ fees	7,109
Miscellaneous	8,819

Gross expenses	3,265,839
Less: Waiver from investment manager	(272,461)

Net expenses	2,993,378

NET INVESTMENT INCOME (LOSS)	8,757,216

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $18,825 on realized gain on investments)	12,043,702
Foreign currency transactions	(70,774)

Net realized gain (loss)	11,972,928

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $438,649 on unrealized appreciation on investments)	63,037,216
Foreign currency translations	47,696

Net change in unrealized appreciation (depreciation)	63,084,912

NET REALIZED AND UNREALIZED GAIN (LOSS)	75,057,840

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$83,815,056

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,757,216	$14,489,377
Net realized gain (loss)	11,972,928	17,222,481
Net change in unrealized appreciation (depreciation)	63,084,912	(1,256,428)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	83,815,056	30,455,430

Distributions to shareholders:
Class IB	—	(33,922,758)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 759,761 and 1,543,111 shares, respectively ]	15,643,459	31,937,162
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,693,897 shares, respectively ]	—	33,922,758
Capital shares repurchased [ (1,412,535) and (2,789,209) shares, respectively ]	(29,407,836)	(57,900,500)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(13,764,377)	7,959,420

TOTAL INCREASE (DECREASE) IN NET ASSETS	70,050,679	4,492,092
NET ASSETS:
Beginning of period	419,227,574	414,735,482

End of period	$489,278,253	$419,227,574

See Notes to Financial Statements.

1012

EQ ADVISORS TRUST

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022		2021		2020
Net asset value, beginning of period	$19.31		$19.51		$16.68		$20.67		$21.23		$22.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.41		0.70	(1)	0.69		0.85		0.63		0.42
Net realized and unrealized gain (loss)	3.52		0.78		2.90		(3.94)		0.60		(0.78)

Total from investment operations	3.93		1.48		3.59		(3.09)		1.23		(0.36)

Less distributions:
Dividends from net investment income	—		(0.82)		(0.74)		(0.76)		(0.61)		(0.34)
Distributions from net realized gains	—		(0.86)		(0.02)		(0.14)		(1.18)		(0.07)

Total dividends and distributions	—		(1.68)		(0.76)		(0.90)		(1.79)		(0.41)

Net asset value, end of period	$23.24		$19.31		$19.51		$16.68		$20.67		$21.23

Total return (b)	20.35%		7.33%		21.68%		(14.89)%		5.92%		(1.56)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$489,278		$419,228		$414,735		$359,867		$423,150		$411,891
Ratio of expenses to average net assets:
After waivers (a)(f)	1.35	%(j)	1.35	%(j)	1.35	%(j)	1.35	%(j)	1.35	%(j)	1.37	%(k)
Before waivers (a)(f)	1.47%		1.48%		1.48%		1.46%		1.47%		1.48%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.95%		3.37	%(aa)	3.74%		4.69%		2.78%		2.28%
Before waivers (a)(f)	3.83%		3.23	%(aa)	3.61%		4.58%		2.66%		2.17%
Portfolio turnover rate^	14	%(z)	23%		25%		20%		34%		36%
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $0.62 for Class IB.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.35% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.37% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for the class would have been 0.35% lower.

See Notes to Financial Statements.

1013

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (43.7%)
Communication Services (6.2%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.
3.500%, 6/1/41	$15,543,000	$12,143,424
4.300%, 12/15/42	12,555,000	10,549,702
4.750%, 5/15/46	6,940,000	6,046,660
4.550%, 3/9/49 (x)	7,826,000	6,474,210
3.550%, 9/15/55	7,260,000	4,867,849
Telefonica Emisiones SA
5.213%, 3/8/47	4,800,000	4,226,760
4.895%, 3/6/48	640,000	537,389
TELUS Corp. 4.300%, 6/15/49	1,866,000	1,433,463
Verizon Communications, Inc.
3.400%, 3/22/41	8,272,000	6,375,851
2.850%, 9/3/41	6,480,000	4,576,469
4.862%, 8/21/46	4,360,000	3,868,531
3.700%, 3/22/61	155,000	107,304

		61,207,612

Entertainment (0.2%)
NBCUniversal Media LLC 6.400%, 4/30/40	242,000	262,992
Warnermedia Holdings, Inc. 5.050%, 3/15/42	7,561,000	5,122,578

		5,385,570

Interactive Media & Services (0.1%)
Alphabet, Inc. 2.250%, 8/15/60	6,970,000	3,714,452

Media (2.5%)
Charter Communications Operating LLC
6.484%, 10/23/45	3,019,000	2,968,160
5.375%, 5/1/47	2,529,000	2,176,103
5.750%, 4/1/48	7,520,000	6,774,768
3.900%, 6/1/52	2,045,000	1,399,843
6.834%, 10/23/55	5,753,000	5,846,832
3.950%, 6/30/62	1,487,000	955,933
Comcast Corp.
3.250%, 11/1/39	6,253,000	4,889,010
3.750%, 4/1/40	210,000	174,044
3.969%, 11/1/47	2,640,000	2,029,804
4.049%, 11/1/52	225,000	168,702
5.650%, 6/1/54	4,600,000	4,463,429
2.937%, 11/1/56	8,190,000	4,767,139
2.987%, 11/1/63	289,000	162,384
Discovery Communications LLC 5.200%, 9/20/47	71,000	45,262
Fox Corp. 5.576%, 1/25/49 (x)	7,279,000	6,818,897
Grupo Televisa SAB
6.625%, 1/15/40	2,970,000	2,775,643
5.000%, 5/13/45	400,000	285,340
Interpublic Group of Cos., Inc. (The)
5.400%, 10/1/48	8,400,000	7,778,585
Paramount Global
5.900%, 10/15/40 (x)	1,328,000	1,207,794
4.850%, 7/1/42	710,000	559,597
4.375%, 3/15/43 (x)	678,000	497,612
Time Warner Cable LLC
5.875%, 11/15/40	4,068,000	3,890,147
4.500%, 9/15/42 (x)	4,211,000	3,338,944

		63,973,972

Wireless Telecommunication Services (1.0%)
Rogers Communications, Inc.
5.450%, 10/1/43	1,064,000	995,824
5.000%, 3/15/44	3,712,000	3,311,924
4.350%, 5/1/49	3,960,000	3,182,181
T-Mobile USA, Inc. 4.500%, 4/15/50	8,235,000	6,745,248
Vodafone Group plc
5.250%, 5/30/48	6,920,000	6,323,580
4.875%, 6/19/49	5,530,000	4,737,967

		25,296,724

Total Communication Services		159,578,330

Consumer Discretionary (2.0%)
Automobile Components (0.2%)
Aptiv Swiss Holdings Ltd.
5.400%, 3/15/49	428,000	365,741
5.750%, 9/13/54	4,400,000	3,931,426

		4,297,167

Automobiles (0.2%)
General Motors Co. 5.200%, 4/1/45	5,143,000	4,413,337

Broadline Retail (0.9%)
Alibaba Group Holding Ltd.
2.700%, 2/9/41	8,800,000	6,112,920
3.150%, 2/9/51	200,000	130,000
Amazon.com, Inc.
2.875%, 5/12/41	540,000	402,433
4.950%, 12/5/44	2,136,000	2,062,744
4.050%, 8/22/47	5,610,000	4,636,342
3.250%, 5/12/61	41,000	26,618
eBay, Inc.
4.000%, 7/15/42	4,984,000	4,018,252
3.650%, 5/10/51	6,826,000	4,914,493
JD.com, Inc. 4.125%, 1/14/50	2,400,000	1,885,068

		24,188,870

Hotels, Restaurants & Leisure (0.1%)
McDonald’s Corp.
4.450%, 3/1/47	2,590,000	2,189,970
3.625%, 9/1/49	67,000	48,569
Starbucks Corp. 4.500%, 11/15/48 (x)	251,000	207,751

		2,446,290

Household Durables (0.1%)
M.D.C. Holdings, Inc. 6.000%, 1/15/43	2,605,000	2,343,536

Leisure Products (0.1%)
Hasbro, Inc. 5.100%, 5/15/44	3,780,000	3,270,669

See Notes to Financial Statements.

1014

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Specialty Retail (0.4%)
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	$1,100,000	$787,252
Home Depot, Inc. (The)
5.950%, 4/1/41	79,000	83,014
4.250%, 4/1/46	1,522,000	1,272,768
Lowe’s Cos., Inc.
4.050%, 5/3/47	124,000	96,375
3.000%, 10/15/50	394,000	244,399
TJX Cos., Inc. (The)
4.500%, 4/15/50	8,008,000	6,965,895

		9,449,703

Textiles, Apparel & Luxury Goods (0.0%)†
NIKE, Inc.
3.875%, 11/1/45	1,462,000	1,159,119
3.375%, 3/27/50 (x)	150,000	105,844

		1,264,963

Total Consumer Discretionary		51,674,535

Consumer Staples (3.4%)
Beverages (0.7%)
Anheuser-Busch InBev Worldwide, Inc.
8.000%, 11/15/39	132,000	167,155
5.550%, 1/23/49	5,560,000	5,472,981
5.800%, 1/23/59	819,000	841,749
Coca-Cola Co. (The)
2.875%, 5/5/41	755,000	565,506
Diageo Capital plc 3.875%, 4/29/43	922,000	739,296
Molson Coors Beverage Co. 5.000%, 5/1/42	10,206,000	9,301,398
PepsiCo, Inc. 3.450%, 10/6/46	719,000	535,287

		17,623,372

Consumer Staples Distribution & Retail (0.4%)
Kroger Co. (The)
5.150%, 8/1/43	141,000	130,617
4.450%, 2/1/47	3,500,000	2,898,669
Sysco Corp. 6.600%, 4/1/50	2,690,000	2,907,551
Target Corp. 3.625%, 4/15/46	1,628,000	1,228,789
Walmart, Inc. 4.050%, 6/29/48	3,609,000	2,982,911

		10,148,537

Food Products (0.8%)
Archer-Daniels-Midland Co. 4.500%, 3/15/49	1,957,000	1,648,183
Conagra Brands, Inc. 5.400%, 11/1/48	10,853,000	9,784,826
General Mills, Inc.
5.400%, 6/15/40	147,000	142,971
4.700%, 4/17/48	390,000	335,522
JBS USA Holding Lux Sarl
4.375%, 2/2/52	961,000	742,742
6.500%, 12/1/52	2,330,000	2,410,211
Mead Johnson Nutrition Co. 4.600%, 6/1/44	755,000	660,933
Tyson Foods, Inc.
4.550%, 6/2/47	3,434,000	2,844,573
5.100%, 9/28/48	3,472,000	3,105,444

		21,675,405

Household Products (0.2%)
Colgate-Palmolive Co. 3.700%, 8/1/47	5,314,000	4,166,480

Personal Care Products (0.2%)
Kenvue, Inc. 5.100%, 3/22/43	5,370,000	5,215,253

Tobacco (1.1%)
Altria Group, Inc.
3.875%, 9/16/46	849,000	628,058
5.950%, 2/14/49	3,077,000	3,055,922
BAT Capital Corp.
7.079%, 8/2/43	7,240,000	7,914,939
4.540%, 8/15/47	3,549,000	2,852,764
4.758%, 9/6/49	6,550,000	5,399,622
7.081%, 8/2/53	5,472,000	6,086,115
Philip Morris International, Inc.
6.375%, 5/16/38	59,000	65,303
4.250%, 11/10/44	623,000	527,408
Reynolds American, Inc. 5.850%, 8/15/45	1,350,000	1,301,540

		27,831,671

Total Consumer Staples		86,660,718

Energy (3.6%)
Energy Equipment & Services (0.0%)†
Baker Hughes Holdings LLC 4.080%, 12/15/47	740,000	577,190
Halliburton Co. 5.000%, 11/15/45	540,000	477,937
NOV, Inc. 3.950%, 12/1/42	767,000	566,582

		1,621,709

Oil, Gas & Consumable Fuels (3.6%)
BP Capital Markets America, Inc.
3.060%, 6/17/41	1,600,000	1,177,165
2.939%, 6/4/51	8,235,000	5,123,810
Cenovus Energy, Inc. 5.400%, 6/15/47	284,000	251,873
Devon Energy Corp.
5.600%, 7/15/41	854,000	786,650
5.750%, 9/15/54 (x)	3,730,000	3,353,827
Diamondback Energy, Inc. 4.400%, 3/24/51 (x)	2,455,000	1,885,356
Enbridge Energy Partners LP 7.375%, 10/15/45	4,590,000	5,226,190
Enbridge, Inc. 4.500%, 6/10/44	185,000	151,602
Energy Transfer LP
6.050%, 6/1/41	2,270,000	2,255,434
6.500%, 2/1/42	7,690,000	7,951,558
5.000%, 5/15/44 (e)	69,000	59,289
6.125%, 12/15/45	4,377,000	4,278,131
5.300%, 4/15/47	538,000	473,902

See Notes to Financial Statements.

1015

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
5.400%, 10/1/47	$982,000	$872,314
6.000%, 6/15/48	180,000	172,372
Enterprise Products Operating LLC 5.550%, 2/16/55	5,650,000	5,454,383
EOG Resources, Inc. 4.950%, 4/15/50	2,348,000	2,083,153
Exxon Mobil Corp.
4.227%, 3/19/40	2,176,000	1,943,709
4.327%, 3/19/50	6,275,000	5,187,525
Hess Corp. 5.800%, 4/1/47	1,250,000	1,231,545
Kinder Morgan, Inc. 3.250%, 8/1/50	957,000	616,632
Marathon Petroleum Corp.
6.500%, 3/1/41	4,468,000	4,663,189
4.750%, 9/15/44	1,055,000	871,020
5.000%, 9/15/54	2,494,000	2,036,540
MPLX LP
5.200%, 3/1/47	2,449,000	2,134,528
5.500%, 2/15/49	880,000	788,806
Occidental Petroleum Corp. 6.600%, 3/15/46	4,540,000	4,472,480
ONEOK Partners LP 6.125%, 2/1/41	86,000	85,585
ONEOK, Inc. 7.150%, 1/15/51	2,557,000	2,749,766
Ovintiv, Inc. 7.100%, 7/15/53	4,690,000	4,849,601
Phillips 66
5.875%, 5/1/42	1,742,000	1,729,340
Plains All American Pipeline LP 4.900%, 2/15/45	8,238,000	6,995,684
Shell Finance US, Inc.
4.000%, 5/10/46 (x)	820,000	652,569
3.250%, 4/6/50	5,890,000	4,026,931
TotalEnergies Capital International SA 3.127%, 5/29/50	2,850,000	1,882,335
Transcontinental Gas Pipe Line Co. LLC 4.600%, 3/15/48	2,340,000	1,950,906
Valero Energy Corp. 6.625%, 6/15/37	104,000	111,006
Williams Cos., Inc. (The)
5.100%, 9/15/45	1,435,000	1,294,259

		91,830,965

Total Energy		93,452,674

Financials (7.3%)
Banks (2.6%)
Bank of America Corp.
(CME Term SOFR 3 Month + 2.08%), 4.244%, 4/24/38 (k)	85,000	77,320
5.875%, 2/7/42	12,210,000	12,767,301
(SOFR + 1.58%), 3.311%, 4/22/42 (k)	8,700,000	6,672,158
(CME Term SOFR 3 Month + 2.25%), 4.443%, 1/20/48 (k)	4,559,000	3,881,447
(CME Term SOFR 3 Month + 1.78%), 4.330%, 3/15/50 (k)	152,000	125,727
Citigroup, Inc.
5.875%, 1/30/42	980,000	1,013,451
(CME Term SOFR 3 Month + 2.10%), 4.281%, 4/24/48 (k)	2,778,000	2,288,276
Cooperatieve Rabobank UA 5.250%, 5/24/41	396,000	385,003
HSBC Holdings plc 6.100%, 1/14/42	5,777,000	6,101,592
JPMorgan Chase & Co.
(CME Term SOFR 3 Month + 1.62%), 3.882%, 7/24/38 (k)	159,000	139,814
5.400%, 1/6/42	163,000	162,828
(SOFR + 1.46%), 3.157%, 4/22/42 (k)	8,690,000	6,555,508
5.625%, 8/16/43	7,704,000	7,766,320
Kreditanstalt fuer Wiederaufbau
(Zero Coupon), 4/18/36	48,000	29,832
(Zero Coupon), 6/29/37	135,000	79,591
Sumitomo Mitsui Financial Group, Inc.
2.296%, 1/12/41	1,600,000	1,087,198
2.930%, 9/17/41	212,000	153,337
6.184%, 7/13/43 (x)	7,050,000	7,519,278
Wells Fargo & Co.
(SOFR + 2.53%), 3.068%, 4/30/41 (k)	4,004,000	3,023,872
5.606%, 1/15/44	151,000	145,982
3.900%, 5/1/45	408,000	322,944
(CME Term SOFR 3 Month + 4.50%), 5.013%, 4/4/51 (k)	4,593,000	4,154,773
Westpac Banking Corp. 3.133%, 11/18/41	1,540,000	1,118,886

		65,572,438

Capital Markets (1.8%)
Brookfield Finance, Inc.
3.500%, 3/30/51	1,221,000	834,896
5.968%, 3/4/54	20,000	19,955
Goldman Sachs Group, Inc. (The)
(SOFR + 1.51%), 3.210%, 4/22/42 (k)	8,542,000	6,371,935
(SOFR + 1.47%), 2.908%, 7/21/42 (k)	8,660,000	6,187,932
4.800%, 7/8/44	6,797,000	6,096,578
4.750%, 10/21/45	1,250,000	1,107,702
Intercontinental Exchange, Inc. 4.250%, 9/21/48	6,272,000	5,155,530
Moody’s Corp.
5.250%, 7/15/44	55,000	52,373
4.875%, 12/17/48	6,262,000	5,588,310
Morgan Stanley
(SOFR + 1.49%), 3.217%, 4/22/42 (k)	8,730,000	6,619,686
(SOFR + 4.84%), 5.597%, 3/24/51 (k)	3,845,000	3,815,630
(SOFR + 1.43%), 2.802%, 1/25/52 (k)	111,000	68,678

See Notes to Financial Statements.

1016

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Raymond James Financial, Inc. 3.750%, 4/1/51	$3,680,000	$2,671,989
UBS AG 4.500%, 6/26/48	3,200,000	2,750,227

		47,341,421

Consumer Finance (0.1%)
AerCap Ireland Capital DAC 3.850%, 10/29/41	3,271,000	2,608,470

Financial Services (0.4%)
Global Payments, Inc. 4.150%, 8/15/49	290,000	214,218
Mastercard, Inc.
3.950%, 2/26/48 (x)	493,000	397,752
3.650%, 6/1/49	64,000	48,744
National Rural Utilities Cooperative Finance Corp. 4.300%, 3/15/49	5,268,000	4,378,529
PayPal Holdings, Inc. 5.500%, 6/1/54	4,060,000	3,971,256
Woodside Finance Ltd. 5.700%, 9/12/54	1,370,000	1,236,504

		10,247,003

Insurance (2.4%)
Alleghany Corp. 3.250%, 8/15/51	850,000	570,164
Allstate Corp. (The)
4.200%, 12/15/46	1,154,000	943,324
3.850%, 8/10/49	2,664,000	2,032,637
American International Group, Inc. 4.750%, 4/1/48	6,870,000	6,097,455
Aon Corp. 2.900%, 8/23/51	5,200,000	3,215,903
Aon Global Ltd. 4.750%, 5/15/45	846,000	740,783
Aon North America, Inc. 5.750%, 3/1/54	5,850,000	5,757,425
Arthur J Gallagher & Co.
6.750%, 2/15/54	3,250,000	3,595,982
5.550%, 2/15/55	5,220,000	4,996,488
Berkshire Hathaway Finance Corp. 4.200%, 8/15/48	6,950,000	5,839,915
Chubb INA Holdings LLC 4.350%, 11/3/45	6,282,000	5,436,334
Hartford Insurance Group, Inc. (The)
4.400%, 3/15/48	7,230,000	6,103,388
2.900%, 9/15/51	166,000	103,821
Marsh & McLennan Cos., Inc.
4.900%, 3/15/49	23,000	20,646
5.700%, 9/15/53	780,000	781,191
MetLife, Inc.
6.400%, 12/15/36	170,000	176,800
4.875%, 11/13/43	686,000	626,289
Progressive Corp. (The)
4.125%, 4/15/47	832,000	683,767
3.950%, 3/26/50	691,000	543,644
Prudential Financial, Inc. 3.935%, 12/7/49	7,385,000	5,649,922
Travelers Cos., Inc. (The)
3.750%, 5/15/46	871,000	677,403
4.000%, 5/30/47	174,000	139,606
2.550%, 4/27/50	172,000	102,845
Willis North America, Inc. 5.900%, 3/5/54	5,450,000	5,416,640

		60,252,372

Total Financials		186,021,704

Health Care (7.3%)
Biotechnology (1.7%)
AbbVie, Inc.
4.400%, 11/6/42	31,000	27,207
4.450%, 5/14/46	297,000	255,155
4.875%, 11/14/48	5,889,000	5,333,793
Amgen, Inc.
2.800%, 8/15/41	8,878,000	6,411,330
5.150%, 11/15/41	8,059,000	7,571,893
5.600%, 3/2/43	7,510,000	7,448,665
4.563%, 6/15/48	1,009,000	855,892
5.650%, 3/2/53	680,000	662,844
Baxalta, Inc. 5.250%, 6/23/45	2,075,000	1,926,406
Biogen, Inc.
5.200%, 9/15/45	2,833,000	2,550,114
3.150%, 5/1/50	1,279,000	797,633
Gilead Sciences, Inc.
5.650%, 12/1/41	6,850,000	6,970,072
4.750%, 3/1/46	1,570,000	1,403,620
4.150%, 3/1/47	804,000	655,803

		42,870,427

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories
4.750%, 4/15/43	5,630,000	5,323,481
4.900%, 11/30/46	6,620,000	6,269,453
Baxter International, Inc. 3.132%, 12/1/51	1,402,000	894,769
Becton Dickinson & Co. 4.669%, 6/6/47	145,000	124,259
Boston Scientific Corp. 4.700%, 3/1/49	4,319,000	3,879,040
DH Europe Finance II Sarl 3.400%, 11/15/49	400,000	283,988
Koninklijke Philips NV 5.000%, 3/15/42	3,237,000	2,894,071
Stryker Corp.
4.375%, 5/15/44	157,000	134,055
4.625%, 3/15/46	144,000	126,859

		19,929,975

Health Care Providers & Services (3.0%)
Banner Health 2.907%, 1/1/42	5,162,000	3,614,401
Baylor Scott & White Holdings Series 2021 2.839%, 11/15/50	1,487,000	941,105
Cardinal Health, Inc. 4.368%, 6/15/47	1,086,000	883,454
Cencora, Inc. 4.300%, 12/15/47	1,551,000	1,253,755

See Notes to Financial Statements.

1017

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Children’s Health System of Texas 2.511%, 8/15/50	$590,000	$345,023
Cigna Group (The)
3.200%, 3/15/40	7,987,000	6,107,186
6.125%, 11/15/41	261,000	271,000
4.800%, 7/15/46	1,279,000	1,110,260
CommonSpirit Health 3.910%, 10/1/50	1,192,000	879,464
CVS Health Corp.
2.700%, 8/21/40	219,000	150,779
6.000%, 6/1/44 (x)	3,860,000	3,806,995
5.125%, 7/20/45	2,245,000	1,983,457
5.050%, 3/25/48	10,191,000	8,790,936
Elevance Health, Inc.
4.650%, 1/15/43	1,627,000	1,432,019
4.375%, 12/1/47	920,000	751,386
4.550%, 3/1/48	6,930,000	5,765,984
3.125%, 5/15/50	3,631,000	2,355,208
3.600%, 3/15/51	1,927,000	1,357,254
5.650%, 6/15/54	720,000	691,855
HCA, Inc.
5.500%, 6/15/47	6,086,000	5,672,935
5.250%, 6/15/49	3,520,000	3,127,881
3.500%, 7/15/51	419,000	276,842
5.900%, 6/1/53	4,960,000	4,779,884
Humana, Inc.
4.950%, 10/1/44	909,000	772,786
5.750%, 4/15/54	1,320,000	1,229,888
Kaiser Foundation Hospitals Series 2021 3.002%, 6/1/51	4,580,000	2,942,633
Laboratory Corp. of America Holdings 4.700%, 2/1/45	1,058,000	925,819
Memorial Sloan-Kettering Cancer Center Series 2020 2.955%, 1/1/50	656,000	426,619
Providence St Joseph Health Obligated Group Series 21A 2.700%, 10/1/51	4,788,000	2,672,747
Rady Children’s Hospital-San Diego Series 21A 3.154%, 8/15/51	964,000	633,845
Sutter Health Series 20A 3.161%, 8/15/40	679,000	524,614
3.361%, 8/15/50	2,003,000	1,380,437
UnitedHealth Group, Inc.
5.500%, 7/15/44	7,030,000	6,822,690
4.250%, 4/15/47	96,000	76,070
3.700%, 8/15/49	4,300,000	3,062,956
Yale-New Haven Health Services Corp. Series 2020 2.496%, 7/1/50	1,023,000	595,272

		78,415,439

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc. 4.100%, 8/15/47	2,116,000	1,734,052

Pharmaceuticals (1.7%)
AstraZeneca plc
4.000%, 9/18/42	9,162,000	7,708,485
4.375%, 8/17/48	5,814,000	4,968,263
Eli Lilly & Co. 4.150%, 3/15/59	673,000	539,156
GlaxoSmithKline Capital, Inc. 4.200%, 3/18/43	1,011,000	870,262
Johnson & Johnson
3.700%, 3/1/46	483,000	386,991
3.750%, 3/3/47	1,568,000	1,263,189
Merck & Co., Inc.
4.150%, 5/18/43	232,000	197,993
4.000%, 3/7/49	4,607,000	3,669,878
Mylan, Inc. 5.200%, 4/15/48	1,431,000	1,135,074
Pfizer Investment Enterprises Pte. Ltd. 5.110%, 5/19/43	2,670,000	2,539,024
Pfizer, Inc.
3.900%, 3/15/39	33,000	28,760
4.300%, 6/15/43	179,000	154,997
4.125%, 12/15/46	227,000	186,396
4.200%, 9/15/48	4,713,000	3,875,822
Takeda Pharmaceutical Co. Ltd.
3.025%, 7/9/40	6,881,000	5,123,594
3.175%, 7/9/50	400,000	261,708
Viatris, Inc.
3.850%, 6/22/40	7,200,000	5,293,177
4.000%, 6/22/50 (x)	7,991,000	5,309,610

		43,512,379

Total Health Care		186,462,272

Industrials (3.4%)
Aerospace & Defense (1.0%)
Boeing Co. (The)
3.850%, 11/1/48	38,000	27,233
5.805%, 5/1/50	11,061,000	10,603,506
General Dynamics Corp. 4.250%, 4/1/40	552,000	495,397
L3Harris Technologies, Inc. 5.054%, 4/27/45	766,000	710,600
Northrop Grumman Corp.
5.150%, 5/1/40	1,393,000	1,355,374
4.750%, 6/1/43	402,000	363,521
5.250%, 5/1/50 (x)	12,515,000	11,748,544
RTX Corp. 4.350%, 4/15/47	298,000	248,695

		25,552,870

Air Freight & Logistics (0.4%)
FedEx Corp. 4.400%, 1/15/47§	7,305,000	5,736,640
United Parcel Service, Inc.
5.300%, 4/1/50	2,870,000	2,716,989
5.500%, 5/22/54	1,490,000	1,445,058

		9,898,687

See Notes to Financial Statements.

1018

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Commercial Services & Supplies (0.4%)
Republic Services, Inc. 3.050%, 3/1/50	$1,275,000	$858,042
Rockefeller Foundation (The) Series 2020 2.492%, 10/1/50	5,726,000	3,393,205
Waste Management, Inc.
2.500%, 11/15/50	1,480,000	875,891
5.350%, 10/15/54	5,460,000	5,220,804

		10,347,942

Electrical Equipment (0.1%)
Eaton Corp.
4.150%, 11/2/42	750,000	641,205
3.915%, 9/15/47	329,000	261,046
Rockwell Automation, Inc. 4.200%, 3/1/49	2,973,000	2,442,846

		3,345,097

Ground Transportation (1.0%)
Burlington Northern Santa Fe LLC
4.400%, 3/15/42	92,000	80,907
4.900%, 4/1/44	850,000	795,165
4.125%, 6/15/47	539,000	439,882
5.500%, 3/15/55	5,400,000	5,341,094
Canadian National Railway Co. 3.650%, 2/3/48	264,000	201,387
Canadian Pacific Railway Co. 3.100%, 12/2/51	830,000	539,490
CSX Corp.
6.150%, 5/1/37	32,000	34,735
4.100%, 3/15/44	32,000	26,598
4.750%, 11/15/48	4,706,000	4,158,253
Norfolk Southern Corp.
4.837%, 10/1/41	219,000	200,801
3.942%, 11/1/47	7,186,000	5,621,529
4.050%, 8/15/52	1,015,000	783,494
3.155%, 5/15/55	4,276,000	2,729,912
Uber Technologies, Inc. 5.350%, 9/15/54	160,000	149,186
Union Pacific Corp. 5.600%, 12/1/54	5,400,000	5,334,526

		26,436,959

Industrial Conglomerates (0.2%)
3M Co.
4.000%, 9/14/48	31,000	24,589
3.250%, 8/26/49	3,076,000	2,088,499
Honeywell International, Inc. 3.812%, 11/21/47	3,876,000	3,008,809

		5,121,897

Machinery (0.3%)
Caterpillar, Inc.
5.200%, 5/27/41	28,000	27,780
3.803%, 8/15/42	522,000	430,464
4.750%, 5/15/64	522,000	457,884
Cummins, Inc. 4.875%, 10/1/43	3,460,000	3,237,956
Deere & Co.
3.900%, 6/9/42 (x)	503,000	427,763
2.875%, 9/7/49	804,000	528,069
3.750%, 4/15/50	665,000	514,940
Parker-Hannifin Corp. 4.000%, 6/14/49	1,385,000	1,088,104

		6,712,960

Total Industrials		87,416,412

Information Technology (3.4%)
Communications Equipment (0.0%)†
Cisco Systems, Inc. 5.500%, 1/15/40	30,000	30,977

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp. 5.375%, 11/15/54	4,590,000	4,490,856
Corning, Inc.
4.750%, 3/15/42	201,000	180,166
5.350%, 11/15/48	5,255,000	4,907,612

		9,578,634

IT Services (0.1%)
IBM International Capital Pte. Ltd. 5.300%, 2/5/54	2,300,000	2,145,097
International Business Machines Corp. 4.700%, 2/19/46	319,000	280,281

		2,425,378

Semiconductors & Semiconductor Equipment (1.0%)
Applied Materials, Inc.
5.850%, 6/15/41	1,103,000	1,166,159
4.350%, 4/1/47	2,900,000	2,482,026
Broadcom, Inc. 3.500%, 2/15/41 (x)§	1,116,000	877,616
Intel Corp.
4.600%, 3/25/40	1,715,000	1,503,607
4.800%, 10/1/41	87,000	75,324
5.625%, 2/10/43	5,260,000	4,990,582
4.100%, 5/19/46	1,472,000	1,102,388
4.100%, 5/11/47	7,099,000	5,297,292
KLA Corp. 5.000%, 3/15/49	4,044,000	3,730,359
NXP BV 3.250%, 5/11/41	3,363,000	2,456,772
QUALCOMM, Inc.
4.800%, 5/20/45	1,201,000	1,092,871
4.300%, 5/20/47	801,000	671,150
Texas Instruments, Inc. 4.150%, 5/15/48	406,000	334,078
TSMC Arizona Corp. 4.500%, 4/22/52 (x)	800,000	718,392

		26,498,616

Software (1.5%)
Microsoft Corp.
3.450%, 8/8/36	65,000	58,293
4.450%, 11/3/45	925,000	844,675
3.700%, 8/8/46	997,000	800,921
3.950%, 8/8/56	5,800,000	4,616,392
2.675%, 6/1/60	8,468,000	4,996,852
3.041%, 3/17/62	4,340,000	2,780,058

See Notes to Financial Statements.

1019

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Oracle Corp.
6.500%, 4/15/38	$346,000	$375,648
3.600%, 4/1/40	9,587,000	7,670,142
4.500%, 7/8/44	1,011,000	851,189
4.125%, 5/15/45	870,000	689,511
4.000%, 11/15/47	4,340,000	3,316,914
6.900%, 11/9/52	5,530,000	6,148,861
5.550%, 2/6/53	6,410,000	6,011,425
4.375%, 5/15/55	305,000	238,114

		39,398,995

Technology Hardware, Storage & Peripherals (0.4%)
Apple, Inc.
4.650%, 2/23/46	1,540,000	1,403,784
3.850%, 8/4/46	4,660,000	3,770,640
4.250%, 2/9/47	1,000,000	857,420
Dell International LLC 8.350%, 7/15/46	250,000	318,027
Hewlett Packard Enterprise Co. 6.350%, 10/15/45 (e)	2,080,000	2,120,153
HP, Inc. 6.000%, 9/15/41	930,000	937,296

		9,407,320

Total Information Technology		87,339,920

Materials (1.7%)
Chemicals (0.9%)
Air Products and Chemicals, Inc. 2.700%, 5/15/40	1,383,000	1,006,368
Dow Chemical Co. (The)
5.550%, 11/30/48	6,791,000	6,215,475
DuPont de Nemours, Inc.
5.319%, 11/15/38	202,000	209,053
5.419%, 11/15/48	8,454,000	8,438,146
Eastman Chemical Co. 4.800%, 9/1/42	1,090,000	952,731
Ecolab, Inc.
5.500%, 12/8/41	1,435,000	1,453,104
3.950%, 12/1/47	202,000	160,542
LYB International Finance III LLC 4.200%, 10/15/49	1,020,000	756,916
Sherwin-Williams Co. (The)
4.500%, 6/1/47	185,000	154,504
Westlake Corp. 2.875%, 8/15/41	5,000,000	3,374,404

		22,721,243

Construction Materials (0.0%)†
Martin Marietta Materials, Inc. 3.200%, 7/15/51	51,000	33,735

Containers & Packaging (0.3%)
International Paper Co.
6.000%, 11/15/41	4,800,000	4,862,741
4.800%, 6/15/44	258,000	224,194
4.400%, 8/15/47	492,000	396,094
Packaging Corp. of America 4.050%, 12/15/49	898,000	690,665

		6,173,694

Metals & Mining (0.5%)
ArcelorMittal SA 6.750%, 3/1/41 (e)	1,435,000	1,515,740
BHP Billiton Finance USA Ltd. 5.500%, 9/8/53	3,350,000	3,309,981
Freeport-McMoRan, Inc. 5.450%, 3/15/43	2,100,000	1,973,392
Nucor Corp.
5.200%, 8/1/43	559,000	539,106
4.400%, 5/1/48	3,428,000	2,884,589
Rio Tinto Finance USA Ltd. 2.750%, 11/2/51	130,000	78,218
Rio Tinto Finance USA plc 4.125%, 8/21/42	1,399,000	1,178,493
Vale SA 5.625%, 9/11/42	2,170,000	2,106,831

		13,586,350

Paper & Forest Products (0.0%)†
Celulosa Arauco y Constitucion SA
5.500%, 11/2/47	600,000	521,820

Total Materials		43,036,842

Real Estate (0.7%)
Diversified REITs (0.3%)
Simon Property Group LP (REIT)
4.750%, 3/15/42	6,281,000	5,634,904
VICI Properties LP (REIT)
5.625%, 5/15/52	1,650,000	1,515,632

		7,150,536

Health Care REITs (0.2%)
Ventas Realty LP (REIT)
5.700%, 9/30/43	470,000	456,825
Welltower OP LLC (REIT)
6.500%, 3/15/41	3,077,000	3,379,583
4.950%, 9/1/48	1,523,000	1,400,280

		5,236,688

Industrial REITs (0.1%)
Prologis LP (REIT)
4.375%, 9/15/48	2,339,000	1,939,253
2.125%, 10/15/50	284,000	149,757

		2,089,010

Residential REITs (0.0%)†
AvalonBay Communities, Inc. (REIT)
4.150%, 7/1/47	538,000	434,593
ERP Operating LP (REIT)
4.500%, 7/1/44	205,000	177,902

		612,495

Retail REITs (0.1%)
Kimco Realty OP LLC (REIT)
4.250%, 4/1/45	760,000	625,380
Realty Income Corp. (REIT)
4.650%, 3/15/47	2,329,000	2,023,063

		2,648,443

See Notes to Financial Statements.

1020

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Specialized REITs (0.0%)†
American Tower Corp. (REIT)
3.700%, 10/15/49	$384,000	$280,655

Total Real Estate		18,017,827

Utilities (4.7%)
Electric Utilities (2.9%)
Arizona Public Service Co. 4.350%, 11/15/45	1,626,000	1,333,911
CenterPoint Energy Houston Electric LLC 4.500%, 4/1/44	511,000	442,848
Commonwealth Edison Co.
3.800%, 10/1/42	263,000	209,233
4.000%, 3/1/48	347,000	274,566
DTE Electric Co.
Series B 3.250%, 4/1/51	3,710,000	2,530,732
Duke Energy Carolinas LLC
6.050%, 4/15/38	243,000	258,725
4.250%, 12/15/41	293,000	249,453
3.450%, 4/15/51	5,398,000	3,815,964
Duke Energy Corp.
3.300%, 6/15/41	1,991,000	1,485,468
3.500%, 6/15/51	467,000	320,093
6.100%, 9/15/53	6,050,000	6,135,498
Duke Energy Indiana LLC 4.900%, 7/15/43	7,460,000	6,774,692
Entergy Arkansas LLC 3.350%, 6/15/52	2,477,000	1,643,123
Entergy Corp. 3.750%, 6/15/50	1,800,000	1,274,978
Eversource Energy 3.450%, 1/15/50	3,723,000	2,595,153
Exelon Corp. 5.600%, 3/15/53	1,810,000	1,741,698
Georgia Power Co.
Series B 3.700%, 1/30/50	1,501,000	1,113,780
Kentucky Utilities Co. 5.125%, 11/1/40	1,082,000	1,037,654
Nevada Power Co. 6.000%, 3/15/54	280,000	283,666
NSTAR Electric Co. 4.400%, 3/1/44	563,000	474,772
Oncor Electric Delivery Co. LLC 3.800%, 9/30/47	804,000	608,287
Pacific Gas and Electric Co.
4.500%, 7/1/40	9,440,000	7,819,435
4.200%, 6/1/41	9,666,000	7,438,451
6.750%, 1/15/53	5,830,000	5,833,948
PacifiCorp
4.150%, 2/15/50	338,000	255,985
5.800%, 1/15/55	1,920,000	1,829,492
PECO Energy Co. 2.850%, 9/15/51	757,000	474,607
Public Service Co. of Colorado 6.500%, 8/1/38	130,000	142,593
Public Service Electric & Gas Co. 3.800%, 3/1/46	1,061,000	824,130
Southern California Edison Co.
4.050%, 3/15/42	40,000	30,223
4.650%, 10/1/43	8,111,000	6,540,175
4.000%, 4/1/47	1,031,000	734,070
Series H 3.650%, 6/1/51	7,241,000	4,892,753
Southwestern Electric Power Co.
Series J 3.900%, 4/1/45	50,000	37,406
Southwestern Public Service Co. 6.000%, 6/1/54	560,000	563,476
Virginia Electric and Power Co. 6.350%, 11/30/37	1,553,000	1,668,506

		73,689,544

Gas Utilities (0.4%)
Atmos Energy Corp. 2.850%, 2/15/52	2,436,000	1,496,869
ONE Gas, Inc. 4.658%, 2/1/44	3,502,000	3,067,604
Southern California Gas Co. 5.600%, 4/1/54	6,180,000	6,004,093

		10,568,566

Independent Power and Renewable Electricity Producers (0.1%)
Constellation Energy Generation LLC
5.750%, 10/1/41	1,092,000	1,090,404
6.500%, 10/1/53	1,730,000	1,848,663

		2,939,067

Multi-Utilities (1.2%)
Berkshire Hathaway Energy Co.
5.150%, 11/15/43	7,210,000	6,689,491
4.500%, 2/1/45	1,770,000	1,516,952
2.850%, 5/15/51 (x)	82,000	50,150
Consolidated Edison Co. of New York, Inc.
4.450%, 3/15/44	8,335,000	7,142,738
5.700%, 5/15/54	2,650,000	2,633,455
4.500%, 5/15/58	431,000	347,837
Series E 4.650%, 12/1/48	61,000	51,914
Consumers Energy Co.
3.950%, 5/15/43	854,000	700,054
3.750%, 2/15/50	793,000	603,111
3.100%, 8/15/50	215,000	143,984
Dominion Energy, Inc.
Series A 4.600%, 3/15/49	459,000	376,032
NiSource, Inc. 5.650%, 2/1/45	4,981,000	4,863,779
Puget Sound Energy, Inc. 5.685%, 6/15/54	4,650,000	4,553,551
Sempra
4.000%, 2/1/48	912,000	671,364
Southern Co. Gas Capital Corp. 3.950%, 10/1/46	160,000	122,429

		30,466,841

See Notes to Financial Statements.

1021

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Water Utilities (0.1%)
American Water Capital Corp.
4.150%, 6/1/49	$2,197,000	$1,741,257

Total Utilities		119,405,275

Total Corporate Bonds		1,119,066,509

Foreign Government Securities (2.2%)
Hungary Government Bond 7.625%, 3/29/41	68,000	76,444
Italian Republic Government Bond
4.000%, 10/17/49	437,000	313,462
3.875%, 5/6/51	799,000	543,002
Republic of Chile
3.100%, 5/7/41	2,309,000	1,716,164
4.340%, 3/7/42	8,600,000	7,436,850
5.330%, 1/5/54 (x)	5,800,000	5,441,850
Republic of Indonesia
3.050%, 3/12/51	500,000	328,750
5.450%, 9/20/52	5,200,000	5,023,200
3.350%, 3/12/71	485,000	306,156
Republic of Peru
3.550%, 3/10/51	2,614,000	1,801,046
5.875%, 8/8/54 (x)	3,430,000	3,320,240
2.780%, 12/1/60	635,000	340,995
Republic of Philippines
2.650%, 12/10/45	408,000	264,333
5.950%, 10/13/47	3,600,000	3,717,000
5.500%, 1/17/48	3,200,000	3,116,400
Republic of Poland 5.500%, 4/4/53	3,430,000	3,190,758
State of Israel Government Bond 3.875%, 7/3/50	3,436,000	2,413,790
United Mexican States
4.280%, 8/14/41	10,597,000	8,154,392
5.550%, 1/21/45	615,000	551,240
5.000%, 4/27/51	5,064,000	3,939,792
4.400%, 2/12/52	400,000	280,800
6.400%, 5/7/54	4,200,000	3,868,200
3.771%, 5/24/61 (x)	810,000	474,533

Total Foreign Government Securities		56,619,397

Municipal Bonds (1.4%)
American Municipal Power, Inc. 8.084%, 2/15/50	2,995,000	3,798,474
Charlotte-Mecklenburg Hospital Authority (The)
3.204%, 1/15/51	1,860,000	1,262,283
Commonwealth of Massachusetts 2.900%, 9/1/49	1,615,000	1,084,374
Dallas Fort Worth TX International Airport Joint Revenue Refunding Bonds, Series 2019A
2.994%, 11/1/38	2,000,000	1,687,417
Golden State Tobacco Securitization Corp., ST APPROP 3.115%, 6/1/38	3,040,000	2,446,272
Kansas Development Finance Authority, BAM 2.774%, 5/1/51	4,900,000	3,289,461
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668%, 11/15/39	150,000	162,215
Michigan Finance Authority 3.384%, 12/1/40	1,825,000	1,492,638
Port Authority of New York & New Jersey
4.229%, 10/15/57	1,470,000	1,212,161
4.458%, 10/1/62	3,900,000	3,272,716
Rutgers The State University of New Jersey 3.915%, 5/1/19	15,000	9,948
State of California
7.625%, 3/1/40	4,735,000	5,667,672
7.600%, 11/1/40	2,980,000	3,593,365
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550%, 4/1/39	5,170,000	6,196,151

Total Municipal Bonds		35,175,147

Supranational (0.1%)
European Investment Bank 4.875%, 2/15/36	2,846,000	2,980,771
Inter-American Development Bank
3.200%, 8/7/42	31,000	24,626
4.375%, 1/24/44	27,000	24,995

Total Supranational		3,030,392

U.S. Government Agency Securities (0.5%)
FHLB
5.500%, 7/15/36	4,730,000	5,148,193
FNMA
5.625%, 7/15/37	5,251,000	5,749,307
Tennessee Valley Authority
6.150%, 1/15/38	1,439,000	1,626,682
5.250%, 9/15/39	172,000	178,758
4.250%, 9/15/65	1,226,000	988,026

Total U.S. Government Agency Securities		13,690,966

U.S. Treasury Obligations (49.9%)
U.S. Treasury Bonds
1.125%, 5/15/40	112,436,500	69,921,449
4.375%, 5/15/40	3,551,000	3,472,212
1.125%, 8/15/40	57,442,000	35,342,598
1.375%, 11/15/40	90,750,000	57,824,439
1.875%, 2/15/41	107,259,700	73,841,600
4.750%, 2/15/41	54,861,200	55,624,116
2.250%, 5/15/41	53,071,700	38,560,008
1.750%, 8/15/41	12,146,000	8,069,649
2.000%, 11/15/41	27,486,800	18,916,875
3.625%, 8/15/43	23,035,300	19,825,727
2.875%, 11/15/46	17,242,000	12,707,563
3.125%, 5/15/48	22,329,700	16,963,690

See Notes to Financial Statements.

1022

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EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 8/15/48	$22,563,000	$16,707,198
3.375%, 11/15/48	307,656,900	243,671,802
3.000%, 2/15/49	102,457,000	75,582,252
2.875%, 5/15/49	8,132,800	5,846,721
2.375%, 11/15/49	34,079,200	21,950,607
2.875%, 5/15/52	2,734,100	1,927,505
3.000%, 8/15/52	76,475,000	55,312,937
4.000%, 11/15/52	8,340,800	7,308,626
3.625%, 2/15/53	159,489,400	130,432,425
3.625%, 5/15/53	52,273,900	42,709,413
4.125%, 8/15/53	40,300,000	36,055,636
4.750%, 11/15/53	14,705,000	14,594,792
4.250%, 2/15/54	84,053,000	76,816,566
4.625%, 5/15/54	91,152,000	88,688,535
4.250%, 8/15/54	31,921,000	29,207,715
4.500%, 11/15/54	10,154,000	9,694,346
4.625%, 2/15/55	9,043,000	8,819,761
4.750%, 5/15/55	3,989,900	3,973,842

Total U.S. Treasury Obligations		1,280,370,605

Total Long-Term Debt Securities (97.8%) (Cost $2,872,491,262)		2,507,953,016

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.9%)
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	7,488,760	7,488,760
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	12,826,085	12,828,651

Total Investment Companies		22,317,411

Total Short-Term Investments (0.9%) (Cost $22,318,306)		22,317,411

Total Investments in Securities (98.7%) (Cost $2,894,809,568)		2,530,270,427
Other Assets Less Liabilities (1.3%)		32,354,422

Net Assets (100%)		$2,562,624,849

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, the market value of these securities amounted to $6,614,256 or 0.3% of net assets.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2025. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2025.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $9,368,014. This was collateralized by cash of $9,488,760 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

BAM	— Build America Mutual Assurance Co.
CME	— Chicago Mercantile Exchange
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
ST	APPROP — State Appropriation

See Notes to Financial Statements.

1023

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EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$159,578,330	$—	$159,578,330
Consumer Discretionary	—	51,674,535	—	51,674,535
Consumer Staples	—	86,660,718	—	86,660,718
Energy	—	93,452,674	—	93,452,674
Financials	—	186,021,704	—	186,021,704
Health Care	—	186,462,272	—	186,462,272
Industrials	—	87,416,412	—	87,416,412
Information Technology	—	87,339,920	—	87,339,920
Materials	—	43,036,842	—	43,036,842
Real Estate	—	18,017,827	—	18,017,827
Utilities	—	119,405,275	—	119,405,275
Foreign Government Securities	—	56,619,397	—	56,619,397
Municipal Bonds	—	35,175,147	—	35,175,147
Short-Term Investments
Investment Companies	22,317,411	—	—	22,317,411
Supranational	—	3,030,392	—	3,030,392
U.S. Government Agency Securities	—	13,690,966	—	13,690,966
U.S. Treasury Obligations	—	1,280,370,605	—	1,280,370,605

Total Assets	$22,317,411	$2,507,953,016	$—	$2,530,270,427

Total	$22,317,411	$2,507,953,016	$—	$2,530,270,427

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$86,255,145
Long-term U.S. government debt securities	595,550,562

$681,805,707

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$178,002,530
Long-term U.S. government debt securities	523,819,177

$701,821,707

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,538,919
Aggregate gross unrealized depreciation	(377,208,260)

Net unrealized depreciation	$(370,669,341)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,900,939,768

See Notes to Financial Statements.

1024

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EQ/LONG-TERM BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $2,894,809,568)	$2,530,270,427
Cash	750,000
Dividends, interest and other receivables	30,282,565
Receivable for securities sold	18,687,184
Receivable for Portfolio shares sold	31,436
Securities lending income receivable	3,178
Other assets	32,382

Total assets	2,580,057,172

LIABILITIES
Payable for return of collateral on securities loaned	9,488,760
Payable for securities purchased	5,092,098
Payable for Portfolio shares repurchased	1,962,251
Investment management fees payable	592,572
Administrative fees payable	183,458
Distribution fees payable – Class IB	441
Accrued expenses	112,743

Total liabilities	17,432,323

Commitments and contingent liabilities^
NET ASSETS	$2,562,624,849

Net assets were comprised of:
Paid in capital	$3,577,318,069
Total distributable earnings (loss)	(1,014,693,220)

Net assets	$2,562,624,849

Class IB
Net asset value, offering and redemption price per share, $2,188,731 / 323,379 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.77

Class K
Net asset value, offering and redemption price per share, $2,560,436,118 / 377,672,524 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.78

(x)	Includes value of securities on loan of $9,368,014.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest	$60,327,146
Dividends	315,790
Securities lending (net)	23,984

Total income	60,666,920

EXPENSES
Investment management fees	4,240,734
Administrative fees	1,131,905
Printing and mailing expenses	91,273
Professional fees	84,334
Trustees’ fees	41,885
Custodian fees	33,548
Distribution fees – Class IB	2,330
Miscellaneous	41,314

Gross expenses	5,667,323
Less: Waiver from investment manager	(671,268)

Net expenses	4,996,055

NET INVESTMENT INCOME (LOSS)	55,670,865

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(137,158,778)

Net change in unrealized appreciation (depreciation) on investments in securities	161,047,156

NET REALIZED AND UNREALIZED GAIN (LOSS)	23,888,378

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$79,559,243

See Notes to Financial Statements.

1025

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EQ/LONG-TERM BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$55,670,865	$105,371,979
Net realized gain (loss)	(137,158,778)	(194,866,825)
Net change in unrealized appreciation (depreciation)	161,047,156	(17,586,489)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	79,559,243	(107,081,335)

Distributions to shareholders:
Class IB	—	(57,824)
Class K	—	(105,527,618)

Total distributions to shareholders	—	(105,585,442)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 120,770 and 237,013 shares, respectively ]	802,922	1,704,704
Capital shares issued in reinvestment of dividends [ 0 and 8,602 shares, respectively ]	—	57,824
Capital shares repurchased [ (36,424) and (17,238) shares ]	(241,263)	(121,980)

Total Class IB transactions	561,659	1,640,548

Class K
Capital shares sold [ 22,743,998 and 60,121,269 shares, respectively ]	149,292,950	417,416,656
Capital shares issued in reinvestment of dividends [ 0 and 15,694,183 shares, respectively ]	—	105,527,618
Capital shares repurchased [ (33,336,926) and (64,179,550) shares, respectively ]	(220,974,669)	(448,891,791)

Total Class K transactions	(71,681,719)	74,052,483

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(71,120,060)	75,693,031

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,439,183	(136,973,746)
NET ASSETS:
Beginning of period	2,554,185,666	2,691,159,412

End of period	$2,562,624,849	$2,554,185,666

See Notes to Financial Statements.

1026

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EQ/LONG-TERM BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,			August 2, 2021* to December 31, 2021
			2024	2023	2022
Net asset value, beginning of period	$6.57		$7.14	$6.92	$9.82	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.27	0.24	0.21	0.07
Net realized and unrealized gain (loss)	0.06		(0.58)	0.20	(2.88)	(0.23)

Total from investment operations	0.20		(0.31)	0.44	(2.67)	(0.16)

Less distributions:
Dividends from net investment income	—		(0.26)	(0.22)	(0.22)	(0.02)
Distributions from net realized gains	—		—	—	(0.01)	—	#

Total dividends and distributions	—		(0.26)	(0.22)	(0.23)	(0.02)

Net asset value, end of period	$6.77		$6.57	$7.14	$6.92	$9.82

Total return (b)	3.04%		(4.37)%	6.35%	(27.31)%	(1.58)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,189		$1,571	$76	$72	$98
Ratio of expenses to average net assets:
After waivers (a)(f)	0.65%		0.65%	0.65%	0.65%	0.65%
Before waivers (a)(f)	0.70%		0.70%	0.71%	0.70%	1.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.21%		3.81%	3.46%	2.67%	1.69	%(l)
Before waivers (a)(f)	4.16%		3.75%	3.40%	2.62%	0.64	%(l)
Portfolio turnover rate^	27	%(z)	55%	39%	49%	10	%(z)

Class K	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,			August 2, 2021* to December 31, 2021
			2024	2023	2022
Net asset value, beginning of period	$6.57		$7.15	$6.92	$9.82	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.28	0.26	0.23	0.08
Net realized and unrealized gain (loss)	0.06		(0.58)	0.21	(2.88)	(0.23)

Total from investment operations	0.21		(0.30)	0.47	(2.65)	(0.15)

Less distributions:
Dividends from net investment income	—		(0.28)	(0.24)	(0.24)	(0.03)
Distributions from net realized gains	—		—	—	(0.01)	—	#

Total dividends and distributions	—		(0.28)	(0.24)	(0.25)	(0.03)

Net asset value, end of period	$6.78		$6.57	$7.15	$6.92	$9.82

Total return (b)	3.20%		(4.26)%	6.76%	(27.12)%	(1.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,560,436		$2,552,615	$2,691,083	$2,170,933	$3,379,129
Ratio of expenses to average net assets:
After waivers (a)(f)	0.40%		0.40%	0.40%	0.40%	0.40%
Before waivers (a)(f)	0.45%		0.45%	0.46%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.46%		4.02%	3.72%	2.91%	2.02	%(l)
Before waivers (a)(f)	4.41%		3.97%	3.66%	2.85%	1.98	%(l)
Portfolio turnover rate^	27	%(z)	55%	39%	49%	10	%(z)
*	Commencement of operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1027

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EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (22.9%)
Entertainment (10.4%)
Netflix, Inc.*	54,068	$72,404,081
Walt Disney Co. (The)	177,252	21,981,020

		94,385,101

Interactive Media & Services (12.5%)
Alphabet, Inc., Class A	223,579	39,401,327
Alphabet, Inc., Class C	6,496	1,152,326
Meta Platforms, Inc., Class A	97,579	72,022,084

		112,575,737

Total Communication Services		206,960,838

Consumer Discretionary (15.8%)
Automobile Components (0.8%)
Mobileye Global, Inc., Class A (x)*	401,475	7,218,521

Automobiles (5.5%)
Tesla, Inc.*	158,090	50,218,869

Broadline Retail (6.4%)
Alibaba Group Holding Ltd. (ADR) (x)	35,297	4,003,033
Amazon.com, Inc.*	245,448	53,848,836

		57,851,869

Hotels, Restaurants & Leisure (2.7%)
Starbucks Corp.	132,344	12,126,681
Yum China Holdings, Inc.	127,606	5,705,264
Yum! Brands, Inc.	43,929	6,509,399

		24,341,344

Textiles, Apparel & Luxury Goods (0.4%)
Under Armour, Inc., Class A*	518,949	3,544,422

Total Consumer Discretionary		143,175,025

Consumer Staples (3.5%)
Beverages (3.5%)
Boston Beer Co., Inc. (The), Class A*	17,946	3,424,276
Monster Beverage Corp.*	451,284	28,268,430

Total Consumer Staples		31,692,706

Financials (8.9%)
Capital Markets (3.4%)
FactSet Research Systems, Inc.	20,652	9,237,227
MSCI, Inc.	17,089	9,855,910
SEI Investments Co.	128,904	11,583,313

		30,676,450

Financial Services (5.5%)
Block, Inc., Class A*	99,375	6,750,544
PayPal Holdings, Inc.*	92,811	6,897,714
Visa, Inc., Class A	101,230	35,941,711

		49,589,969

Total Financials		80,266,419

Health Care (13.5%)
Biotechnology (4.8%)
Alnylam Pharmaceuticals, Inc.*	74,711	24,362,510
CRISPR Therapeutics AG (x)*	84,519	4,111,004
Regeneron Pharmaceuticals, Inc.	29,023	15,237,075

		43,710,589

Health Care Equipment & Supplies (1.2%)
Intuitive Surgical, Inc.*	19,440	10,563,890

Health Care Technology (4.2%)
Doximity, Inc., Class A*	314,929	19,317,745
Veeva Systems, Inc., Class A*	64,266	18,507,323

		37,825,068

Life Sciences Tools & Services (0.6%)
Illumina, Inc.*	55,895	5,332,942

Pharmaceuticals (2.7%)
Novartis AG (ADR)	52,301	6,328,944
Novo Nordisk A/S (ADR) (x)	165,347	11,412,250
Roche Holding AG (ADR) (x)	158,053	6,442,240

		24,183,434

Total Health Care		121,615,923

Industrials (6.2%)
Aerospace & Defense (4.3%)
Boeing Co. (The)*	183,541	38,457,346

Air Freight & Logistics (0.8%)
Expeditors International of Washington, Inc.	65,402	7,472,178

Machinery (1.1%)
Deere & Co.	19,865	10,101,154

Total Industrials		56,030,678

Information Technology (28.0%)
IT Services (2.1%)
Shopify, Inc., Class A*	164,036	18,921,553

Semiconductors & Semiconductor Equipment (11.5%)
ARM Holdings plc (ADR) (x)*	134,173	21,701,141
NVIDIA Corp.	455,824	72,015,634
QUALCOMM, Inc.	66,392	10,573,590

		104,290,365

Software (14.4%)
Autodesk, Inc.*	81,043	25,088,481
Microsoft Corp.	53,997	26,858,648
Oracle Corp.	231,015	50,506,809
Salesforce, Inc.	55,566	15,152,293
Workday, Inc., Class A*	52,145	12,514,800

		130,121,031

Total Information Technology		253,332,949

Total Common Stocks (98.8%) (Cost $351,110,902)		893,074,538

SHORT-TERM INVESTMENTS:
Investment Companies (3.2%)
BlackRock Liquidity FedFund, Institutional Shares 4.22% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 day yield) (xx)	15,000,000	15,000,000

See Notes to Financial Statements.

1028

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EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	11,249,308	$11,249,308
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 4.23% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		29,249,308

Total Short-Term Investments (3.2%) (Cost $29,249,308)		29,249,308

Total Investments in Securities (102.0%) (Cost $380,360,210)		922,323,846
Other Assets Less Liabilities (-2.0%)		(17,680,931)

Net Assets (100%)		$904,642,915

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $30,554,198. This was collateralized by $2,291,186 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.875%, maturing 7/15/25 – 2/15/54 and by cash of $29,249,308 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:
ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$206,960,838	$—	$—	$206,960,838
Consumer Discretionary	143,175,025	—	—	143,175,025
Consumer Staples	31,692,706	—	—	31,692,706
Financials	80,266,419	—	—	80,266,419
Health Care	121,615,923	—	—	121,615,923
Industrials	56,030,678	—	—	56,030,678
Information Technology	253,332,949	—	—	253,332,949
Short-Term Investments
Investment Companies	29,249,308	—	—	29,249,308

Total Assets	$922,323,846	$—	$—	$922,323,846

Total Liabilities	$—	$—	$—	$—

Total	$922,323,846	$—	$—	$922,323,846

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$14,277,970
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$65,082,299

See Notes to Financial Statements.

1029

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EQ/LOOMIS SAYLES GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$580,573,131
Aggregate gross unrealized depreciation	(39,057,452)

Net unrealized appreciation	$541,515,679

Federal income tax cost of investments in securities and derivative instruments, if applicable	$380,808,167

See Notes to Financial Statements.

1030

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EQ/LOOMIS SAYLES GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $380,360,210)	$922,323,846
Cash	11,238,786
Receivable for securities sold	818,025
Receivable for Portfolio shares sold	642,570
Dividends, interest and other receivables	272,765
Securities lending income receivable	7,619
Other assets	8,835

Total assets	935,312,446

LIABILITIES
Payable for return of collateral on securities loaned	29,249,308
Payable for Portfolio shares repurchased	676,527
Investment management fees payable	491,462
Distribution fees payable – Class IB	133,676
Administrative fees payable	64,162
Accrued expenses	54,396

Total liabilities	30,669,531

Commitments and contingent liabilities^
NET ASSETS	$904,642,915

Net assets were comprised of:
Paid in capital	$320,134,979
Total distributable earnings (loss)	584,507,936

Net assets	$904,642,915

Class IB
Net asset value, offering and redemption price per share, $677,185,967 / 53,646,273 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.62

Class K
Net asset value, offering and redemption price per share, $227,456,948 / 17,852,390 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.74

(x)	Includes value of securities on loan of $30,554,198.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $100,657 foreign withholding tax)	$2,166,290
Interest	116,101
Securities lending (net)	50,042

Total income	2,332,433

EXPENSES
Investment management fees	3,090,404
Distribution fees – Class IB	770,077
Administrative fees	376,278
Professional fees	42,819
Printing and mailing expenses	33,227
Custodian fees	22,226
Trustees’ fees	13,677
Miscellaneous	8,297

Gross expenses	4,357,005
Less: Waiver from investment manager	(264,608)

Net expenses	4,092,397

NET INVESTMENT INCOME (LOSS)	(1,759,964)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	30,028,732
Net change in unrealized appreciation (depreciation) on investments in securities	48,699,696

NET REALIZED AND UNREALIZED GAIN (LOSS)	78,728,428

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$76,968,464

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,759,964)	$(3,414,546)
Net realized gain (loss)	30,028,732	157,901,520
Net change in unrealized appreciation (depreciation)	48,699,696	89,432,181

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	76,968,464	243,919,155

Distributions to shareholders:
Class IB	—	(109,672,333)
Class K	—	(37,884,319)

Total distributions to shareholders	—	(147,556,652)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 421,002 shares, respectively ]	—	4,589,403
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (10,838,643) shares, respectively ]	—	(128,263,923)
Capital shares repurchased [ 0 and (1,285,606) shares, respectively ]	—	(14,187,422)

Total Class IA transactions	—	(137,861,942)

Class IB
Capital shares sold [ 2,678,836 and 4,209,793 shares, respectively ]	30,397,170	49,855,601
Capital shares issued in connection with share class combination (Note 1) [ 0 and 10,751,166 shares, respectively ]	—	128,263,923
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,119,544 shares, respectively ]	—	109,672,333
Capital shares repurchased [ (4,955,886) and (8,290,952) shares, respectively ]	(55,903,071)	(98,535,685)

Total Class IB transactions	(25,505,901)	189,256,172

Class K
Capital shares sold [ 661,051 and 470,947 shares, respectively ]	6,652,963	5,748,299
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,125,058 shares, respectively ]	—	37,884,319
Capital shares repurchased [ (2,014,363) and (12,915,291) shares, respectively ]	(23,610,693)	(150,477,291)

Total Class K transactions	(16,957,730)	(106,844,673)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(42,463,631)	(55,450,443)

TOTAL INCREASE (DECREASE) IN NET ASSETS	34,504,833	40,912,060
NET ASSETS:
Beginning of period	870,138,082	829,226,022

End of period	$904,642,915	$870,138,082

See Notes to Financial Statements.

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EQ/LOOMIS SAYLES GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.56		$10.32	$7.48	$11.76	$11.16	$9.31

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03)		(0.06)	(0.05)	(0.05)	(0.06)	(0.03)
Net realized and unrealized gain (loss)	1.09		3.61	3.32	(3.21)	1.85	2.87

Total from investment operations	1.06		3.55	3.27	(3.26)	1.79	2.84

Less distributions:
Distributions from net realized gains	—		(2.31)	(0.43)	(1.02)	(1.19)	(0.99)

Net asset value, end of period	$12.62		$11.56	$10.32	$7.48	$11.76	$11.16

Total return (b)	9.17%		33.74%	43.89%	(28.02)%	16.20%	30.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$677,186		$646,364	$413,983	$306,054	$421,734	$385,668
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05%		1.05%	1.05%	1.05%	1.05%	1.05%
Before waivers (a)(f)	1.11%		1.12%	1.12%	1.12%	1.11%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.49)%		(0.49)%	(0.57)%	(0.53)%	(0.51)%	(0.33)%
Before waivers (a)(f)	(0.55)%		(0.56)%	(0.64)%	(0.60)%	(0.57)%	(0.41)%
Portfolio turnover rate^	2	%(z)	8%	5%	27%	8%	20%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.65		$10.36	$7.50	$11.75	$11.12	$9.26

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)		(0.03)	(0.03)	(0.03)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	1.10		3.63	3.32	(3.20)	1.85	2.86

Total from investment operations	1.09		3.60	3.29	(3.23)	1.82	2.85

Less distributions:
Distributions from net realized gains	—		(2.31)	(0.43)	(1.02)	(1.19)	(0.99)

Net asset value, end of period	$12.74		$11.65	$10.36	$7.50	$11.75	$11.12

Total return (b)	9.36%		34.08%	44.03%	(27.77)%	16.54%	31.13%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$227,457		$223,774	$295,498	$246,386	$318,641	$307,350
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%		0.80%	0.80%	0.80%	0.80%	0.80%
Before waivers (a)(f)	0.86%		0.87%	0.87%	0.87%	0.86%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.24)%		(0.23)%	(0.32)%	(0.28)%	(0.26)%	(0.08)%
Before waivers (a)(f)	(0.30)%		(0.30)%	(0.39)%	(0.35)%	(0.32)%	(0.16)%
Portfolio turnover rate^	2	%(z)	8%	5%	27%	8%	20%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1033

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.9%)
Aristocrat Leisure Ltd.	269,993	$11,580,441
Lottery Corp. Ltd. (The)	682,832	2,395,334
Northern Star Resources Ltd.	515,950	6,299,070
WiseTech Global Ltd.	86,281	6,191,360

		26,466,205

Brazil (2.8%)
B3 SA – Brasil Bolsa Balcao	4,738,000	12,679,781
Banco BTG Pactual SA	534,922	4,159,771
MercadoLibre, Inc.*	3,036	7,934,981
TOTVS SA	1,001,100	7,796,017
XP, Inc., Class A	342,323	6,914,925

		39,485,475

Canada (6.5%)
Agnico Eagle Mines Ltd.	196,831	23,450,605
Element Fleet Management Corp.	639,044	16,007,190
Franco-Nevada Corp.	144,704	23,757,278
RB Global, Inc.	264,878	28,140,187

		91,355,260

China (3.0%)
Alibaba Group Holding Ltd.	645,600	9,030,233
China Resources Gas Group Ltd.	1,442,200	3,683,605
Kingsoft Corp. Ltd.	948,600	4,942,419
Tencent Holdings Ltd.	278,600	17,851,808
Yum China Holdings, Inc.	161,830	7,235,419

		42,743,484

Denmark (0.9%)
Novo Nordisk A/S, Class B	182,139	12,641,532

France (10.1%)
Air Liquide SA	139,125	28,702,345
Capgemini SE	142,600	24,364,871
Dassault Systemes SE	354,339	12,826,506
EssilorLuxottica SA	119,787	32,862,911
Kering SA	20,229	4,397,834
LVMH Moet Hennessy Louis Vuitton SE	46,407	24,304,115
Pernod Ricard SA	105,169	10,480,572
Sodexo SA	66,814	4,108,325

		142,047,479

Germany (9.2%)
Deutsche Boerse AG	68,644	22,389,913
GEA Group AG	298,541	20,888,982
Merck KGaA	62,604	8,111,882
SAP SE	181,496	55,190,718
Symrise AG, Class A	125,296	13,156,389
Zalando SE (m)*	288,843	9,509,781

		129,247,665

Hong Kong (2.4%)
AIA Group Ltd.	3,837,769	34,417,918

India (3.6%)
HDFC Bank Ltd.	1,095,695	25,571,753
Kotak Mahindra Bank Ltd.	243,860	6,151,949
Reliance Industries Ltd.	660,137	11,550,858
UPL Ltd.	909,388	7,011,810

		50,286,370

Ireland (0.3%)
Kingspan Group plc	53,128	4,518,430

Japan (10.4%)
Daiichi Sankyo Co. Ltd.	335,000	7,828,027
Hitachi Ltd.	1,824,900	53,287,764
Kose Corp.	2,500	98,313
LY Corp.	2,193,900	8,080,584
Nomura Research Institute Ltd.	429,300	17,239,970
Obic Co. Ltd.	385,200	15,008,904
Oracle Corp.	91,400	10,907,323
Pan Pacific International Holdings Corp.	276,000	9,504,420
Resonac Holdings Corp.	326,200	7,586,152
Sugi Holdings Co. Ltd.	289,400	6,621,805
Terumo Corp.	585,500	10,774,452

		146,937,714

Macau (0.4%)
Sands China Ltd.	2,727,200	5,676,781

Mexico (0.8%)
Grupo Financiero Banorte SAB de CV, Class O	1,235,795	11,340,112

Netherlands (3.8%)
Akzo Nobel NV	104,263	7,295,306
ASML Holding NV	16,953	13,531,527
Heineken NV	376,717	32,846,656

		53,673,489

Peru (1.1%)
Credicorp Ltd.	68,998	15,422,433

Singapore (1.6%)
DBS Group Holdings Ltd.	526,010	18,578,930
Singapore Technologies Engineering Ltd.	542,100	3,321,242

		21,900,172

South Korea (1.4%)
Amorepacific Corp.	76,840	7,783,067
NAVER Corp.	60,803	11,826,310

		19,609,377

Spain (2.4%)
Amadeus IT Group SA	407,986	34,352,367

Sweden (1.7%)
Assa Abloy AB, Class B	783,017	24,431,779

Switzerland (1.3%)
Sika AG (Registered)	34,840	9,458,108
Sonova Holding AG (Registered)	31,315	9,329,972

		18,788,080

Taiwan (6.3%)
Delta Electronics, Inc.	1,093,000	15,452,862
Taiwan Semiconductor Manufacturing Co. Ltd.	2,042,000	74,096,946

		89,549,808

Thailand (0.3%)
Kasikornbank PCL	1,016,100	4,750,942

See Notes to Financial Statements.

1034

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
United Kingdom (9.4%)
AstraZeneca plc	146,094	$20,294,236
Burberry Group plc*	282,420	4,582,186
Compass Group plc	396,205	13,416,799
Diageo plc	586,222	14,709,507
Flutter Entertainment plc, Class DI*	72,898	20,831,333
London Stock Exchange Group plc	74,176	10,828,311
Reckitt Benckiser Group plc	313,111	21,296,184
Rolls-Royce Holdings plc	2,031,748	26,985,192

		132,943,748

United States (16.8%)
Experian plc	379,635	19,551,897
Haleon plc	1,799,188	9,246,390
James Hardie Industries plc (CHDI)*	437,033	11,994,307
Linde plc	71,955	33,759,847
Nestle SA (Registered)	443,714	44,083,401
QIAGEN NV*	301,867	14,538,061
Roche Holding AG	141,499	46,081,469
Schneider Electric SE	192,686	51,250,836
Tenaris SA	332,459	6,256,131

		236,762,339

Total Investments in Securities (98.4%) (Cost $852,364,553)		1,389,348,959
Other Assets Less Liabilities (1.6%)		22,459,296

Net Assets (100%)		$1,411,808,255

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the market value or fair value, as applicable, of these securities amounted to $9,509,781 or 0.7% of net assets.

Glossary:

CHDI	— Clearing House Electronic Subregister System (CHESS) Depository Interest

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$26,466,205	$—	$26,466,205
Brazil	39,485,475	—	—	39,485,475
Canada	91,355,260	—	—	91,355,260
China	7,235,419	35,508,065	—	42,743,484
Denmark	—	12,641,532	—	12,641,532
France	—	142,047,479	—	142,047,479
Germany	—	129,247,665	—	129,247,665
Hong Kong	—	34,417,918	—	34,417,918
India	—	50,286,370	—	50,286,370
Ireland	—	4,518,430	—	4,518,430
Japan	—	146,937,714	—	146,937,714
Macau	—	5,676,781	—	5,676,781
Mexico	11,340,112	—	—	11,340,112
Netherlands	—	53,673,489	—	53,673,489
Peru	15,422,433	—	—	15,422,433

See Notes to Financial Statements.

1035

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Singapore	$—	$21,900,172	$—	$21,900,172
South Korea	—	19,609,377	—	19,609,377
Spain	—	34,352,367	—	34,352,367
Sweden	—	24,431,779	—	24,431,779
Switzerland	—	18,788,080	—	18,788,080
Taiwan	—	89,549,808	—	89,549,808
Thailand	—	4,750,942	—	4,750,942
United Kingdom	20,831,333	112,112,415	—	132,943,748
United States	33,759,847	203,002,492	—	236,762,339

Total Assets	$219,429,879	$1,169,919,080	$—	$1,389,348,959

Total Liabilities	$—	$—	$—	$—

Total	$219,429,879	$1,169,919,080	$—	$1,389,348,959

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$91,092,517
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$161,308,519

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$580,685,506
Aggregate gross unrealized depreciation	(50,559,570)

Net unrealized appreciation	$530,125,936

Federal income tax cost of investments in securities and derivative instruments, if applicable	$859,223,023

See Notes to Financial Statements.

1036

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $852,364,553)	$1,389,348,959
Cash	18,854,432
Foreign cash (Cost $147,871)	150,668
Dividends, interest and other receivables	7,634,798
Receivable for Portfolio shares sold	408,093
Receivable for securities sold	192,602
Other assets	15,532

Total assets	1,416,605,084

LIABILITIES
Accrued India taxes	2,732,576
Investment management fees payable	821,355
Payable for Portfolio shares repurchased	736,951
Distribution fees payable – Class IB	165,785
Administrative fees payable	103,596
Payable for securities purchased	462
Accrued expenses	236,104

Total liabilities	4,796,829

Commitments and contingent liabilities^
NET ASSETS	$1,411,808,255

Net assets were comprised of:
Paid in capital	$777,652,651
Total distributable earnings (loss)	634,155,604

Net assets	$1,411,808,255

Class IB
Net asset value, offering and redemption price per share, $818,792,753 / 95,764,365 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.55

Class K
Net asset value, offering and redemption price per share, $593,015,502 / 69,386,128 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.55

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,993,815 foreign withholding tax)	$17,650,367
Interest	338,290

Total income	17,988,657

EXPENSES
Investment management fees	5,574,845
Distribution fees – Class IB	949,642
Administrative fees	611,051
Custodian fees	185,702
Professional fees	65,456
Printing and mailing expenses	51,374
Trustees’ fees	21,936
Miscellaneous	17,350

Gross expenses	7,477,356
Less: Waiver from investment manager	(796,800)

Net expenses	6,680,556

NET INVESTMENT INCOME (LOSS)	11,308,101

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $287,203 on realized gain on investments)	48,779,235
Foreign currency transactions	80,909

Net realized gain (loss)	48,860,144

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $1,225,572 on unrealized appreciation on investments)	132,142,062
Foreign currency translations	694,726

Net change in unrealized appreciation (depreciation)	132,836,788

NET REALIZED AND UNREALIZED GAIN (LOSS)	181,696,932

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$193,005,033

See Notes to Financial Statements.

1037

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,308,101	$11,616,337
Net realized gain (loss)	48,860,144	118,512,075
Net change in unrealized appreciation (depreciation)	132,836,788	(17,949,246)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	193,005,033	112,179,166

Distributions to shareholders:
Class IB	—	(48,027,065)
Class K	—	(39,545,049)

Total distributions to shareholders	—	(87,572,114)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 160,246 shares, respectively ]	—	1,188,452
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (7,811,292) shares, respectively ]	—	(60,440,962)
Capital shares repurchased [ 0 and (739,544) shares, respectively ]	—	(5,558,945)

Total Class IA transactions	—	(64,811,455)

Class IB
Capital shares sold [ 4,007,202 and 6,194,076 shares, respectively ]	31,792,086	48,150,451
Capital shares issued in connection with share class combination (Note 1) [ 0 and 7,787,960 shares, respectively ]	—	60,440,962
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,231,809 shares, respectively ]	—	48,027,065
Capital shares repurchased [ (5,324,030) and (8,230,248) shares, respectively ]	(42,136,863)	(64,551,747)

Total Class IB transactions	(10,344,777)	92,066,731

Class K
Capital shares sold [ 3,354,105 and 830,763 shares, respectively ]	26,204,904	6,428,643
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,139,968 shares, respectively ]	—	39,545,049
Capital shares repurchased [ (10,665,839) and (10,538,573) shares, respectively ]	(86,777,134)	(81,931,708)

Total Class K transactions	(60,572,230)	(35,958,016)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(70,917,007)	(8,702,740)

TOTAL INCREASE (DECREASE) IN NET ASSETS	122,088,026	15,904,312
NET ASSETS:
Beginning of period	1,289,720,229	1,273,815,917

End of period	$1,411,808,255	$1,289,720,229

See Notes to Financial Statements.

1038

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024	2023	2022	2021	2020
Net asset value, beginning of period	$7.43		$7.30	$6.71	$8.31	$8.66	$8.24

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.06	0.06	0.06	0.03	0.03
Net realized and unrealized gain (loss)	1.06		0.60	0.89	(1.32)	0.75	1.21

Total from investment operations	1.12		0.66	0.95	(1.26)	0.78	1.24

Less distributions:
Dividends from net investment income	—		(0.06)	(0.09)	(0.06)	(0.02)	(0.04)
Distributions from net realized gains	—		(0.47)	(0.27)	(0.28)	(1.11)	(0.78)

Total dividends and distributions	—		(0.53)	(0.36)	(0.34)	(1.13)	(0.82)

Net asset value, end of period	$8.55		$7.43	$7.30	$6.71	$8.31	$8.66

Total return (b)	15.07%		8.76%	14.52%	(15.20)%	9.35%	15.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$818,793		$721,011	$620,848	$539,166	$458,875	$396,055
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10%		1.10%	1.10%	1.10%	1.10%	1.15%
Before waivers (a)(f)	1.22%		1.22%	1.23%	1.22%	1.22%	1.22%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.56%		0.73%	0.83%	0.85%	0.31%	0.42%
Before waivers (a)(f)	1.44%		0.61%	0.70%	0.73%	0.19%	0.35%
Portfolio turnover rate^	7	%(z)	16%	15%	14%	16%	21%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024	2023	2022	2021	2020
Net asset value, beginning of period	$7.41		$7.28	$6.70	$8.30	$8.64	$8.23

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.08	0.08	0.08	0.05	0.06
Net realized and unrealized gain (loss)	1.07		0.60	0.88	(1.32)	0.76	1.19

Total from investment operations	1.14		0.68	0.96	(1.24)	0.81	1.25

Less distributions:
Dividends from net investment income	—		(0.08)	(0.11)	(0.08)	(0.04)	(0.06)
Distributions from net realized gains	—		(0.47)	(0.27)	(0.28)	(1.11)	(0.78)

Total dividends and distributions	—		(0.55)	(0.38)	(0.36)	(1.15)	(0.84)

Net asset value, end of period	$8.55		$7.41	$7.28	$6.70	$8.30	$8.64

Total return (b)	15.38%		9.04%	14.66%	(15.02)%	9.74%	15.54%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$593,016		$568,710	$591,935	$632,432	$779,886	$801,458
Ratio of expenses to average net assets:
After waivers (a)(f)	0.85%		0.85%	0.85%	0.85%	0.85%	0.90%
Before waivers (a)(f)	0.97%		0.97%	0.98%	0.97%	0.97%	0.97%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.83%		1.02%	1.11%	1.13%	0.57%	0.72%
Before waivers (a)(f)	1.71%		0.90%	0.99%	1.00%	0.45%	0.65%
Portfolio turnover rate^	7	%(z)	16%	15%	14%	16%	21%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1039

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Australia (2.0%)
Glencore plc	3,409,969	$13,274,448
Northern Star Resources Ltd.	329,112	4,018,024
Woodside Energy Group Ltd.	623,513	9,696,927

		26,989,399

Brazil (2.0%)
Petroleo Brasileiro SA – Petrobras (ADR)	439,259	5,069,049
Wheaton Precious Metals Corp.	244,287	21,968,339

		27,037,388

Canada (4.7%)
Agnico Eagle Mines Ltd.	149,780	17,844,911
Franco-Nevada Corp.	276,935	45,466,758

		63,311,669

Denmark (0.2%)
Novonesis Novozymes B	36,728	2,633,224

France (11.9%)
Capgemini SE	87,981	15,032,578
Cie de Saint-Gobain SA	191,789	22,510,455
Dassault Systemes SE	424,448	15,364,340
EssilorLuxottica SA	67,507	18,520,178
Legrand SA	289,437	38,696,953
LVMH Moet Hennessy Louis Vuitton SE	6,909	3,618,358
Pernod Ricard SA	122,477	12,205,393
TotalEnergies SE	555,891	34,115,695

		160,063,950

Germany (7.3%)
Beiersdorf AG	76,551	9,612,469
Deutsche Boerse AG	104,865	34,204,274
GEA Group AG	75,137	5,257,353
Knorr-Bremse AG	100,837	9,745,976
SAP SE	101,068	30,733,545
Symrise AG, Class A	80,471	8,449,653

		98,003,270

Greece (0.8%)
National Bank of Greece SA	787,322	10,044,023

Ireland (4.2%)
AIB Group plc	4,190,505	34,479,395
Bank of Ireland Group plc	1,543,166	21,967,779

		56,447,174

Israel (0.5%)
Nice Ltd. (ADR)*	37,906	6,402,702

Italy (1.7%)
BPER Banca SpA	763,314	6,937,808
Ryanair Holdings plc (ADR)	266,836	15,388,432

		22,326,240

Japan (12.6%)
Chiba Bank Ltd. (The)	1,249,400	11,578,239
Ezaki Glico Co. Ltd.	150,300	4,811,520
Hirose Electric Co. Ltd.	63,100	7,650,609
Kose Corp.	33,800	1,329,186
Lion Corp.	118,600	1,227,138

M3, Inc.	682,800	9,414,252
Mitsubishi Electric Corp.	1,228,800	26,546,278
Nitto Denko Corp.	422,800	8,195,870
Nomura Research Institute Ltd.	217,400	8,730,420
Olympus Corp.	446,000	5,311,552
Resona Holdings, Inc.	3,407,500	31,518,281
Rohto Pharmaceutical Co. Ltd.	620,200	8,807,396
Shimadzu Corp.	598,900	14,855,531
Taisei Corp.	197,700	11,532,100
Toyo Suisan Kaisha Ltd.	266,300	17,724,978

		169,233,350

Netherlands (3.5%)
ASML Holding NV	11,902	9,499,926
Euronext NV(m)	138,219	23,624,467
Wolters Kluwer NV	84,591	14,144,461

		47,268,854

Norway (0.9%)
Aker BP ASA	460,808	11,786,049

Portugal (0.5%)
Galp Energia SGPS SA	366,815	6,727,637

South Korea (2.3%)
Samsung Electronics Co. Ltd.	508,422	22,527,887
Samsung Fire & Marine Insurance Co. Ltd.	26,335	8,468,724

		30,996,611

Spain (4.2%)
Amadeus IT Group SA	245,959	20,709,715
CaixaBank SA	4,088,291	35,415,411

		56,125,126

Sweden (2.1%)
Assa Abloy AB, Class B	495,173	15,450,440
Epiroc AB, Class A	279,008	6,057,377
Svenska Cellulosa AB SCA, Class B	473,892	6,161,012

		27,668,829

Switzerland (5.4%)
Chocoladefabriken Lindt & Spruengli AG	323	5,434,558
Cie Financiere Richemont SA (Registered)	33,789	6,364,315
Julius Baer Group Ltd.	131,714	8,904,328
Sandoz Group AG	298,775	16,349,878
Schindler Holding AG	22,136	8,230,034
Sika AG (Registered)	25,106	6,815,593
UBS Group AG (Registered)	613,124	20,747,847

		72,846,553

Taiwan (3.3%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	194,921	44,147,657

United Kingdom (11.2%)
Croda International plc	82,592	3,314,936
Diageo plc	549,001	13,775,556
Hiscox Ltd.	397,774	6,852,357
IMI plc	707,396	20,332,889
Intertek Group plc	74,533	4,849,386
Lloyds Banking Group plc	13,559,361	14,275,601

See Notes to Financial Statements.

1040

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

London Stock Exchange Group plc	138,845	$20,268,778
NatWest Group plc	5,862,169	41,150,856
Reckitt Benckiser Group plc	116,105	7,896,859
Smith & Nephew plc	872,042	13,322,704
Spirax Group plc	56,835	4,645,767

		150,685,689

United States (15.3%)
Agilent Technologies, Inc.	133,750	15,783,838
Alcon AG	105,348	9,320,599
Cadence Design Systems, Inc.*	26,464	8,154,882
CRH plc	183,267	16,823,911
Experian plc	407,692	20,996,883
Haleon plc	5,246,924	26,965,000
Kenvue, Inc.	732,989	15,341,460
Roche Holding AG	72,873	23,732,287
Schneider Electric SE	138,812	36,921,370
Tenaris SA	386,383	7,270,859
Waters Corp.*	24,541	8,565,791
Willis Towers Watson plc	49,275	15,102,787

		204,979,667

Total Common Stocks (96.6%) (Cost $925,775,474)		1,295,725,061

SHORT-TERM INVESTMENTS:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	13,748,350	13,751,100

Total Short-Term Investments (1.0%) (Cost $13,750,964)		13,751,100

Total Investments in Securities (97.6%) (Cost $939,526,438)		1,309,476,161
Other Assets Less Liabilities (2.4%)		32,437,272

Net Assets (100%)		$1,341,913,433

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the market value or fair value, as applicable, of these securities amounted to $23,624,467 or 1.8% of net assets.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$26,989,399	$—	$26,989,399
Brazil	27,037,388	—	—	27,037,388
Canada	63,311,669	—	—	63,311,669
Denmark	—	2,633,224	—	2,633,224
France	—	160,063,950	—	160,063,950
Germany	—	98,003,270	—	98,003,270
Greece	—	10,044,023	—	10,044,023
Ireland	—	56,447,174	—	56,447,174
Israel	6,402,702	—	—	6,402,702
Italy	15,388,432	6,937,808	—	22,326,240
Japan	—	169,233,350	—	169,233,350
Netherlands	—	47,268,854	—	47,268,854
Norway	—	11,786,049	—	11,786,049
Portugal	—	6,727,637	—	6,727,637
South Korea	—	30,996,611	—	30,996,611
Spain	—	56,125,126	—	56,125,126
Sweden	—	27,668,829	—	27,668,829

See Notes to Financial Statements.

1041

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Switzerland	$—	$72,846,553	$—	$72,846,553
Taiwan	44,147,657	—	—	44,147,657
United Kingdom	—	150,685,689	—	150,685,689
United States	79,772,669	125,206,998	—	204,979,667
Short-Term Investments
Investment Companies	13,751,100	—	—	13,751,100

Total Assets	$249,811,617	$1,059,664,544	$—	$1,309,476,161

Total Liabilities	$—	$—	$—	$—

Total	$249,811,617	$1,059,664,544	$—	$1,309,476,161

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$101,862,687
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$142,939,810

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$422,252,208
Aggregate gross unrealized depreciation	(52,462,507)

Net unrealized appreciation	$369,789,701

Federal income tax cost of investments in securities and derivative instruments, if applicable	$939,686,460

See Notes to Financial Statements.

1042

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $939,526,438)	$1,309,476,161
Cash	25,270,996
Foreign cash (Cost $2,296)	2,296
Dividends, interest and other receivables	4,930,016
Receivable for securities sold	3,509,110
Receivable for Portfolio shares sold	406,530
Other assets	15,805

Total assets	1,343,610,914

LIABILITIES
Investment management fees payable	843,158
Payable for Portfolio shares repurchased	397,371
Distribution fees payable – Class IB	272,463
Administrative fees payable	97,888
Payable for securities purchased	20,440
Accrued expenses	66,161

Total liabilities	1,697,481

Commitments and contingent liabilities^
NET ASSETS	$1,341,913,433

Net assets were comprised of:
Paid in capital	$918,182,002
Total distributable earnings (loss)	423,731,431

Net assets	$1,341,913,433

Class IB
Net asset value, offering and redemption price per share, $1,341,913,433 / 35,054,632 shares outstanding (unlimited amount authorized: $0.01 par value)	$38.28

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $2,073,462 foreign withholding tax)	$20,656,330
Interest	519,030

Total income	21,175,360

EXPENSES
Investment management fees	5,223,122
Distribution fees – Class IB	1,547,057
Administrative fees	561,571
Custodian fees	83,529
Professional fees	62,031
Printing and mailing expenses	47,399
Trustees’ fees	19,918
Miscellaneous	16,051

Gross expenses	7,560,678
Less: Waiver from investment manager	(442,722)

Net expenses	7,117,956

NET INVESTMENT INCOME (LOSS)	14,057,404

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	37,034,135
Foreign currency transactions	184,567

Net realized gain (loss)	37,218,702

Change in unrealized appreciation (depreciation) on:
Investments in securities	168,765,196
Foreign currency translations	438,665

Net change in unrealized appreciation (depreciation)	169,203,861

NET REALIZED AND UNREALIZED GAIN (LOSS)	206,422,563

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$220,479,967

See Notes to Financial Statements.

1043

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$14,057,404	$16,476,768
Net realized gain (loss)	37,218,702	61,986,030
Net change in unrealized appreciation (depreciation)	169,203,861	1,635,107

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	220,479,967	80,097,905

Distributions to shareholders:
Class IB	—	(89,942,629)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,132,379 and 1,509,202 shares, respectively ]	39,642,063	51,988,065
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,685,951 shares, respectively ]	—	89,942,629
Capital shares repurchased [ (2,011,996) and (3,369,014) shares, respectively ]	(70,381,129)	(116,727,749)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(30,739,066)	25,202,945

TOTAL INCREASE (DECREASE) IN NET ASSETS	189,740,901	15,358,221
NET ASSETS:
Beginning of period	1,152,172,532	1,136,814,311

End of period	$1,341,913,433	$1,152,172,532

See Notes to Financial Statements.

1044

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022		2021		2020
Net asset value, beginning of period	$32.06		$32.38		$28.42		$38.86		$36.38		$30.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.40		0.48		0.37		0.14		0.07		0.11
Net realized and unrealized gain (loss)	5.82		1.88		4.54		(9.36)		3.62		6.01

Total from investment operations	6.22		2.36		4.91		(9.22)		3.69		6.12

Less distributions:
Dividends from net investment income	—		(0.51)		(0.40)		(0.13)		(0.14)		(0.08)
Distributions from net realized gains	—		(2.17)		(0.55)		(1.09)		(1.07)		(0.33)

Total dividends and distributions	—		(2.68)		(0.95)		(1.22)		(1.21)		(0.41)

Net asset value, end of period	$38.28		$32.06		$32.38		$28.42		$38.86		$36.38

Total return (b)	19.40%		6.99%		17.37%		(23.79)%		10.24%		20.03%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,341,913		$1,152,173		$1,136,814		$1,000,942		$1,290,974		$1,165,985
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15	%(j)	1.15	%(j)	1.15	%(j)	1.15	%(j)	1.15	%(j)	1.15	%(j)
Before waivers (a)(f)	1.22%		1.23%		1.24%		1.23%		1.22%		1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.27%		1.39%		1.20%		0.46%		0.19%		0.34%
Before waivers (a)(f)	2.20%		1.31%		1.11%		0.38%		0.12%		0.26%
Portfolio turnover rate^	8	%(z)	15%		20%		30%		13%		12%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1045

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (15.8%)
Entertainment (15.8%)
Live Nation Entertainment, Inc.*	63,757	$9,645,159
ROBLOX Corp., Class A*	133,031	13,994,861
Spotify Technology SA*	41,440	31,798,569
Take-Two Interactive Software, Inc.*	82,036	19,922,443
TKO Group Holdings, Inc., Class A	79,377	14,442,645

Total Communication Services		89,803,677

Consumer Discretionary (10.3%)
Broadline Retail (1.7%)
Coupang, Inc., Class A*	309,981	9,287,031

Diversified Consumer Services (1.7%)
Bright Horizons Family Solutions, Inc.*	78,293	9,676,232

Hotels, Restaurants & Leisure (3.9%)
Aramark	193,860	8,116,918
DraftKings, Inc., Class A*	199,706	8,565,390
Wingstop, Inc.	16,581	5,583,486

		22,265,794

Specialty Retail (3.0%)
Burlington Stores, Inc.*	27,350	6,362,704
O’Reilly Automotive, Inc.*	116,760	10,523,579

		16,886,283

Total Consumer Discretionary		58,115,340

Consumer Staples (1.0%)
Household Products (1.0%)
Church & Dwight Co., Inc.	59,132	5,683,177

Total Consumer Staples		5,683,177

Energy (3.4%)
Oil, Gas & Consumable Fuels (3.4%)
Cheniere Energy, Inc.	51,836	12,623,103
Expand Energy Corp.	55,681	6,511,336

Total Energy		19,134,439

Financials (13.4%)
Capital Markets (11.0%)
Ares Management Corp., Class A	61,687	10,684,189
Carlyle Group, Inc. (The)	153,810	7,905,834
LPL Financial Holdings, Inc.	40,320	15,118,790
Morningstar, Inc.	27,419	8,607,647
MSCI, Inc.	14,553	8,393,297
Nasdaq, Inc.	132,836	11,878,195

		62,587,952

Insurance (2.4%)
Arthur J Gallagher & Co.	42,598	13,636,472

Total Financials		76,224,424

Health Care (12.4%)
Biotechnology (4.5%)
Ascendis Pharma A/S (ADR)*	67,083	11,578,526
Natera, Inc.*	82,433	13,926,231

		25,504,757

Health Care Equipment & Supplies (3.6%)
Dexcom, Inc.*	99,396	8,676,277
Masimo Corp.*	69,470	11,686,243

		20,362,520

Health Care Technology (1.5%)
Veeva Systems, Inc., Class A*	30,267	8,716,291

Life Sciences Tools & Services (2.8%)
Agilent Technologies, Inc.	70,566	8,327,493
Waters Corp.*	21,619	7,545,896

		15,873,389

Total Health Care		70,456,957

Industrials (20.3%)
Aerospace & Defense (8.2%)
Axon Enterprise, Inc.*	21,068	17,443,040
Howmet Aerospace, Inc.	156,091	29,053,218

		46,496,258

Commercial Services & Supplies (1.5%)
Copart, Inc.*	177,810	8,725,136

Construction & Engineering (1.8%)
Quanta Services, Inc.	27,812	10,515,161

Electrical Equipment (1.0%)
AMETEK, Inc.	30,356	5,493,222

Machinery (2.4%)
Westinghouse Air Brake Technologies Corp.	63,821	13,360,926

Professional Services (5.4%)
TransUnion	109,258	9,614,704
Verisk Analytics, Inc.	66,680	20,770,820

		30,385,524

Total Industrials		114,976,227

Information Technology (15.0%)
IT Services (1.2%)
Okta, Inc.*	66,102	6,608,217

Semiconductors & Semiconductor Equipment (2.5%)
Monolithic Power Systems, Inc.	19,380	14,174,145

Software (11.3%)
Cadence Design Systems, Inc.*	29,549	9,105,524
Constellation Software, Inc.	3,614	13,251,643
Guidewire Software, Inc.*	85,543	20,141,099
HubSpot, Inc.*	15,513	8,635,001
Tyler Technologies, Inc.*	22,329	13,237,525

		64,370,792

Total Information Technology		85,153,154

Materials (2.2%)
Construction Materials (2.2%)
Vulcan Materials Co.	46,706	12,181,859

Total Materials		12,181,859

Real Estate (2.6%)
Real Estate Management & Development (2.6%)
CBRE Group, Inc., Class A*	43,515	6,097,322

See Notes to Financial Statements.

1046

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
CoStar Group, Inc.*	108,743	$8,742,937

Total Real Estate		14,840,259

Utilities (2.6%)
Independent Power and Renewable Electricity Producers (2.6%)
Vistra Corp.	76,330	14,793,517

Total Utilities		14,793,517

Total Common Stocks (99.0%) (Cost $368,909,972)		561,363,030

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40 (r)* (Cost $—)	6,159	—

Total Investments in Securities (99.0%) (Cost $368,909,972)		561,363,030
Other Assets Less Liabilities (1.0%)		5,686,124

Net Assets (100%)		$567,049,154

*	Non-income producing.
(r)	Fair value determined using significant unobservable inputs.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$89,803,677	$—	$—		$89,803,677
Consumer Discretionary	58,115,340	—	—		58,115,340
Consumer Staples	5,683,177	—	—		5,683,177
Energy	19,134,439	—	—		19,134,439
Financials	76,224,424	—	—		76,224,424
Health Care	70,456,957	—	—		70,456,957
Industrials	114,976,227	—	—		114,976,227
Information Technology	85,153,154	—	—		85,153,154
Materials	12,181,859	—	—		12,181,859
Real Estate	14,840,259	—	—		14,840,259
Utilities	14,793,517	—	—		14,793,517
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$561,363,030	$—	$—		$561,363,030

Total Liabilities	$—	$—	$—		$—

Total	$561,363,030	$—	$—		$561,363,030

(a)	Value is zero.

See Notes to Financial Statements.

1047

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$128,305,603
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$137,340,532

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$199,577,878
Aggregate gross unrealized depreciation	(7,127,153)

Net unrealized appreciation	$192,450,725

Federal income tax cost of investments in securities and derivative instruments, if applicable	$368,912,305

See Notes to Financial Statements.

1048

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $368,909,972)	$561,363,030
Cash	5,937,574
Receivable for Portfolio shares sold	340,386
Dividends, interest and other receivables	46,106
Other assets	6,544

Total assets	567,693,640

LIABILITIES
Investment management fees payable	329,333
Distribution fees payable – Class IB	113,022
Payable for Portfolio shares repurchased	112,883
Administrative fees payable	40,572
Accrued expenses	48,676

Total liabilities	644,486

Commitments and contingent liabilities^
NET ASSETS	$567,049,154

Net assets were comprised of:
Paid in capital	$338,786,402
Total distributable earnings (loss)	228,262,752

Net assets	$567,049,154

Class IB
Net asset value, offering and redemption price per share, $567,049,154 / 27,216,778 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.83

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $16,569 foreign withholding tax)	$1,170,134
Interest	63,996

Total income	1,234,130

EXPENSES
Investment management fees	2,202,756
Distribution fees – Class IB	647,867
Administrative fees	235,133
Professional fees	37,658
Printing and mailing expenses	22,839
Custodian fees	14,688
Trustees’ fees	8,538
Miscellaneous	8,421

Gross expenses	3,177,900
Less: Waiver from investment manager	(325,509)

Net expenses	2,852,391

NET INVESTMENT INCOME (LOSS)	(1,618,261)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	36,981,346
Foreign currency transactions	(692)

Net realized gain (loss)	36,980,654

Change in unrealized appreciation (depreciation) on:
Investments in securities	25,475,490
Foreign currency translations	29

Net change in unrealized appreciation (depreciation)	25,475,519

NET REALIZED AND UNREALIZED GAIN (LOSS)	62,456,173

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$60,837,912

See Notes to Financial Statements.

1049

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,618,261)	$(3,124,918)
Net realized gain (loss)	36,980,654	43,673,616
Net change in unrealized appreciation (depreciation)	25,475,519	24,932,702

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	60,837,912	65,481,400

Distributions to shareholders:
Class IB	—	(43,649,504)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,211,934 and 2,063,647 shares, respectively ]	23,456,000	39,978,708
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,256,906 shares, respectively ]	—	43,649,504
Capital shares repurchased [ (1,491,379) and (2,498,556) shares, respectively ]	(28,421,512)	(48,409,732)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,965,512)	35,218,480

TOTAL INCREASE (DECREASE) IN NET ASSETS	55,872,400	57,050,376
NET ASSETS:
Beginning of period	511,176,754	454,126,378

End of period	$567,049,154	$511,176,754

See Notes to Financial Statements.

1050

EQ ADVISORS TRUST

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023		2022		2021		2020
Net asset value, beginning of period	$18.59		$17.69		$14.61		$20.07		$17.16		$15.02

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.06)		(0.12	)(2)	(0.08	)(1)	(0.08)		(0.13)		(0.09)
Net realized and unrealized gain (loss)	2.30		2.75		3.34		(5.35)		3.35		4.29

Total from investment operations	2.24		2.63		3.26		(5.43)		3.22		4.20

Less distributions:
Distributions from net realized gains	—		(1.73)		(0.18)		(0.03)		(0.31)		(2.06)

Net asset value, end of period	$20.83		$18.59		$17.69		$14.61		$20.07		$17.16

Total return (b)	12.05%		14.48%		22.32%		(27.04)%		18.83%		29.76%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$567,049		$511,177		$454,126		$376,260		$513,684		$441,210
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10	%(j)	1.10	%(j)	1.10	%(j)	1.10	%(j)	1.10	%(j)	1.10	%(j)
Before waivers (a)(f)	1.23%		1.23%		1.24%		1.23%		1.22%		1.24%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.62)%		(0.63	)%(bb)	(0.48	)%(aa)	(0.50)%		(0.72)%		(0.56)%
Before waivers (a)(f)	(0.75)%		(0.76	)%(bb)	(0.62	)%(aa)	(0.62)%		(0.83)%		(0.70)%
Portfolio turnover rate^	24	%(z)	41%		30%		41%		9%		40%
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.08) for Class IB.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $(0.13) for Class IB.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for the class would have been 0.05% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for the class would have been 0.07% lower.

See Notes to Financial Statements.

1051

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (19.7%)
Entertainment (0.3%)
Take-Two Interactive Software, Inc.*	13,849	$3,363,229

Interactive Media & Services (19.4%)
Alphabet, Inc., Class A	474,948	83,700,086
Meta Platforms, Inc., Class A	186,752	137,839,784

		221,539,870

Total Communication Services		224,903,099

Consumer Discretionary (1.4%)
Broadline Retail (0.9%)
Amazon.com, Inc.*	50,049	10,980,250

Hotels, Restaurants & Leisure (0.5%)
Booking Holdings, Inc.	924	5,349,258

Total Consumer Discretionary		16,329,508

Financials (2.7%)
Capital Markets (2.2%)
FactSet Research Systems, Inc.	33,181	14,841,198
S&P Global, Inc.	20,181	10,641,239

		25,482,437

Insurance (0.5%)
Aon plc, Class A	16,429	5,861,210

Total Financials		31,343,647

Industrials (2.6%)
Industrial Conglomerates (1.7%)
Hitachi Ltd.	676,300	19,748,214

Professional Services (0.9%)
Verisk Analytics, Inc.	32,872	10,239,628

Total Industrials		29,987,842

Information Technology (71.9%)
Communications Equipment (2.4%)
Arista Networks, Inc.*	53,230	5,445,962
Cisco Systems, Inc.	320,395	22,229,005

		27,674,967

Electronic Equipment, Instruments & Components (1.3%)
Amphenol Corp., Class A	99,257	9,801,629
CDW Corp.	30,112	5,377,702

		15,179,331

IT Services (12.5%)
Accenture plc, Class A	82,829	24,756,760
EPAM Systems, Inc.*	68,647	12,138,163
Gartner, Inc.*	3,365	1,360,200
International Business Machines Corp.	141,635	41,751,165
Okta, Inc.*	135,164	13,512,345
Shopify, Inc., Class A*	259,860	29,974,851
Snowflake, Inc., Class A*	88,631	19,832,959

		143,326,443

Semiconductors & Semiconductor Equipment (18.2%)
Analog Devices, Inc.	41,020	9,763,580
Applied Materials, Inc.	43,539	7,970,685
Broadcom, Inc.	213,438	58,834,185
KLA Corp.	8,017	7,181,148
Lam Research Corp.	80,098	7,796,739
MACOM Technology Solutions Holdings, Inc.*	29,183	4,181,632
Marvell Technology, Inc.	64,435	4,987,269
NVIDIA Corp.	536,110	84,700,019
Onto Innovation, Inc.*	32,401	3,270,233
Taiwan Semiconductor Manufacturing Co. Ltd.	412,000	14,950,020
Teradyne, Inc.	51,061	4,591,405

		208,226,915

Software (32.1%)
Atlassian Corp., Class A*	59,645	12,113,303
Cadence Design Systems, Inc.*	30,907	9,523,992
Constellation Software, Inc.	3,227	11,832,610
Crowdstrike Holdings, Inc., Class A*	12,084	6,154,502
Datadog, Inc., Class A*	127,389	17,112,164
Descartes Systems Group, Inc. (The)*	156,412	15,888,726
Docusign, Inc.*	250,484	19,510,199
Guidewire Software, Inc.*	65,240	15,360,758
HubSpot, Inc.*	26,623	14,819,161
Intuit, Inc.	22,984	18,102,888
Microsoft Corp.	211,510	105,207,189
Oracle Corp.	137,975	30,165,474
Palantir Technologies, Inc., Class A*	98,803	13,468,825
Palo Alto Networks, Inc.*	29,610	6,059,390
Salesforce, Inc.	61,116	16,665,722
SentinelOne, Inc., Class A*	153,411	2,804,353
ServiceNow, Inc.*	25,057	25,760,601
ServiceTitan, Inc., Class A*	70,347	7,539,791
Tyler Technologies, Inc.*	20,645	12,239,182
Zscaler, Inc.*	22,942	7,202,411

		367,531,241

Technology Hardware, Storage & Peripherals (5.4%)
Apple, Inc.	298,231	61,188,054

Total Information Technology		823,126,951

Total Common Stocks (98.3%) (Cost $666,334,581)		1,125,691,047

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40 (r)* (Cost $—)	4,387	—

See Notes to Financial Statements.

1052

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENTS:
Investment Companies (1.2%)
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	13,310,035	$13,312,697

Total Short-Term Investments (1.2%) (Cost $13,313,802)		13,312,697

Total Investments in Securities (99.5%) (Cost $679,648,383)		1,139,003,744
Other Assets Less Liabilities (0.5%)		5,977,692

Net Assets (100%)		$1,144,981,436

*	Non-income producing.
(r)	Fair value determined using significant unobservable inputs.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$224,903,099	$—	$—		$224,903,099
Consumer Discretionary	16,329,508	—	—		16,329,508
Financials	31,343,647	—	—		31,343,647
Industrials	10,239,628	19,748,214	—		29,987,842
Information Technology	808,176,931	14,950,020	—		823,126,951
Short-Term Investments
Investment Companies	13,312,697	—	—		13,312,697
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$1,104,305,510	$34,698,234	$—		$1,139,003,744

Total Liabilities	$—	$—	$—		$—

Total	$1,104,305,510	$34,698,234	$—		$1,139,003,744

(a)	Value is zero.

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$271,730,834
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$249,295,011

See Notes to Financial Statements.

1053

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$470,733,920
Aggregate gross unrealized depreciation	(12,099,294)

Net unrealized appreciation	$458,634,626

Federal income tax cost of investments in securities and derivative instruments, if applicable	$680,369,118

See Notes to Financial Statements.

1054

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $679,648,383)	$1,139,003,744
Cash	6,200,000
Receivable for Portfolio shares sold	1,424,017
Dividends, interest and other receivables	180,332
Other assets	12,719

Total assets	1,146,820,812

LIABILITIES
Payable for Portfolio shares repurchased	797,539
Investment management fees payable	661,088
Distribution fees payable – Class IB	225,072
Administrative fees payable	80,658
Accrued expenses	75,019

Total liabilities	1,839,376

Commitments and contingent liabilities^
NET ASSETS	$1,144,981,436

Net assets were comprised of:
Paid in capital	$652,271,246
Total distributable earnings (loss)	492,710,190

Net assets	$1,144,981,436

Class IB
Net asset value, offering and redemption price per share, $1,144,981,436 / 27,900,668 shares outstanding (unlimited amount authorized: $0.01 par value)	$41.04

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $33,648 foreign withholding tax)	$3,294,991
Interest	129,408

Total income	3,424,399

EXPENSES
Investment management fees	3,779,258
Distribution fees – Class IB	1,283,320
Administrative fees	465,602
Professional fees	49,314
Printing and mailing expenses	40,013
Custodian fees	34,958
Trustees’ fees	16,872
Miscellaneous	8,740

Total expenses	5,678,077

NET INVESTMENT INCOME (LOSS)	(2,253,678)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	18,980,693
Foreign currency transactions	6,119

Net realized gain (loss)	18,986,812

Change in unrealized appreciation (depreciation) on:
Investments in securities	39,698,815
Foreign currency translations	1,033

Net change in unrealized appreciation (depreciation)	39,699,848

NET REALIZED AND UNREALIZED GAIN (LOSS)	58,686,660

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$56,432,982

See Notes to Financial Statements.

1055

EQ ADVISORS TRUST

EQ/MFS TECHNOLOGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,253,678)	$(3,927,211)
Net realized gain (loss)	18,986,812	127,658,269
Net change in unrealized appreciation (depreciation)	39,699,848	153,064,956

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	56,432,982	276,796,014

Distributions to shareholders:
Class IB	—	(107,963,404)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,597,376 and 4,072,171 shares, respectively ]	97,704,569	155,230,355
Capital shares issued in reinvestment of dividends [ 0 and 2,683,109 shares ]	—	107,963,404
Capital shares repurchased [ (2,094,441) and (3,040,187) shares, respectively ]	(78,177,855)	(115,928,925)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	19,526,714	147,264,834

TOTAL INCREASE (DECREASE) IN NET ASSETS	75,959,696	316,097,444
NET ASSETS:
Beginning of period	1,069,021,740	752,924,296

End of period	$1,144,981,436	$1,069,021,740

See Notes to Financial Statements.

1056

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EQ/MFS TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023		2022		2021		2020
Net asset value, beginning of period	$39.02		$31.79		$20.63		$33.36		$32.15		$22.36

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.08)		(0.16)		(0.07)		(0.16)		(0.31)		(0.21)
Net realized and unrealized gain (loss)	2.10		11.76		11.23		(11.91)		4.69		10.67

Total from investment operations	2.02		11.60		11.16		(12.07)		4.38		10.46

Less distributions:
Dividends from net investment income	—		—		—		—		—		(0.02)
Distributions from net realized gains	—		(4.37)		—		(0.66)		(3.17)		(0.65)

Total dividends and distributions	—		(4.37)		—		(0.66)		(3.17)		(0.67)

Net asset value, end of period	$41.04		$39.02		$31.79		$20.63		$33.36		$32.15

Total return (b)	5.18%		36.09%		54.10%		(36.29)%		13.76%		46.83%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,144,981		$1,069,022		$752,924		$485,538		$750,442		$666,903
Ratio of expenses to average net assets:
After waivers (a)(f)	1.11	%(j)	1.11	%(j)	1.13	%(k)	1.13	%(k)	1.12	%(o)	1.13	%(k)
Before waivers (a)(f)	1.11%		1.11%		1.14%		1.13%		1.12%		1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.44)%		(0.42)%		(0.27)%		(0.63)%		(0.88)%		(0.77)%
Before waivers (a)(f)	(0.44)%		(0.42)%		(0.28)%		(0.63)%		(0.88)%		(0.77)%
Portfolio turnover rate^	24	%(z)	51%		47%		29%		40%		44%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.11% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.13% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.12% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1057

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EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.1%)
Diversified Telecommunication Services (2.3%)
Cellnex Telecom SA (m)	100,510	$3,901,140
Hellenic Telecommunications Organization SA	63,118	1,200,007

		5,101,147

Wireless Telecommunication Services (0.8%)
Rogers Communications, Inc., Class B	56,400	1,672,844

Total Communication Services		6,773,991

Real Estate (2.2%)
Specialized REITs (2.2%)
SBA Communications Corp. (REIT)	20,380	4,786,039

Total Real Estate		4,786,039

Utilities (93.4%)
Electric Utilities (56.9%)
Alliant Energy Corp.	96,201	5,817,274
American Electric Power Co., Inc.	78,629	8,158,545
Constellation Energy Corp.	54,366	17,547,170
Duke Energy Corp.	19,313	2,278,934
Edison International	121,882	6,289,111
EDP SA	647,740	2,809,386
Enel SpA	555,937	5,275,600
Equatorial Energia SA	85,171	569,207
Exelon Corp.	25,252	1,096,442
NextEra Energy, Inc.	318,450	22,106,799
OGE Energy Corp.	54,172	2,404,153
PG&E Corp.	825,652	11,509,589
Pinnacle West Capital Corp.	44,469	3,978,641
Portland General Electric Co.	73,514	2,986,874
PPL Corp.	214,893	7,282,724
Southern Co. (The)	94,656	8,692,261
SSE plc	203,893	5,124,488
Xcel Energy, Inc.	158,938	10,823,678

		124,750,876

Gas Utilities (2.2%)
Atmos Energy Corp.	30,867	4,756,913

Independent Power and Renewable Electricity Producers (10.8%)
EDP Renovaveis SA	396,029	4,420,110
RWE AG	194,336	8,110,568
Vistra Corp.	57,531	11,150,083

		23,680,761

Multi-Utilities (22.1%)
Ameren Corp.	83,136	7,984,381
CenterPoint Energy, Inc.	43,909	1,613,217
Dominion Energy, Inc.	144,983	8,194,439
DTE Energy Co.	75,122	9,950,660
E.ON SE	99,422	1,829,909
National Grid plc	193,146	2,814,269
Public Service Enterprise Group, Inc.	64,010	5,388,362
Sempra	126,396	9,577,025
Veolia Environnement SA	32,074	1,142,892

		48,495,154

Water Utilities (1.4%)
Cia de Saneamento Basico do Estado de Sao Paulo	23,600	519,555
United Utilities Group plc	157,465	2,467,288

		2,986,843

Total Utilities		204,670,547

Total Investments in Securities (98.7%) (Cost $164,541,308)		216,230,577
Other Assets Less Liabilities (1.3%)		2,824,609

Net Assets (100%)		$219,055,186

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the market value or fair value, as applicable, of these securities amounted to $3,901,140 or 1.8% of net assets.

Glossary:

CAD	— Canadian Dollar
EUR	— European Currency Unit
GBP	— British Pound
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

1058

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EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Forward Foreign Currency Contracts outstanding as of June 30, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	9,811	USD	7,106	HSBC Bank plc	7/18/2025	106
CAD	101,758	USD	71,996	State Street Bank & Trust	7/18/2025	2,796
EUR	75,004	USD	85,715	BNP Paribas	7/18/2025	2,735
EUR	230,078	USD	260,954	Merrill Lynch International	7/18/2025	10,374
EUR	423,606	USD	485,686	Morgan Stanley	7/18/2025	13,866
EUR	378,941	USD	436,439	State Street Bank & Trust	7/18/2025	10,441
GBP	605,645	USD	823,273	Citibank NA	7/18/2025	8,129
GBP	101,465	USD	139,239	HSBC Bank plc	7/18/2025	47
GBP	427,246	USD	569,035	State Street Bank & Trust	7/18/2025	17,469
GBP	17,940	USD	23,715	UBS AG	7/18/2025	913

Total unrealized appreciation						66,876

USD	393,455	CAD	541,959	BNP Paribas	7/18/2025	(4,883)
USD	310,556	CAD	429,151	Goldman Sachs International	7/18/2025	(4,869)
USD	442,429	CAD	610,698	Merrill Lynch International	7/18/2025	(6,433)
USD	10,499,434	EUR	9,244,502	Citibank NA	7/18/2025	(402,474)
USD	2,824	EUR	2,573	HSBC Bank plc	7/18/2025	(210)
USD	4,201,515	EUR	3,697,801	Merrill Lynch International	7/18/2025	(159,248)
USD	1,460,664	EUR	1,259,302	Morgan Stanley	7/18/2025	(24,413)
USD	3,091,190	EUR	2,724,623	State Street Bank & Trust	7/18/2025	(121,918)
USD	43,008	GBP	31,660	Morgan Stanley	7/18/2025	(453)
USD	7,558,392	GBP	5,772,572	State Street Bank & Trust	7/18/2025	(365,931)

Total unrealized depreciation						(1,090,832)

Net unrealized depreciation						(1,023,956)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$1,672,844	$5,101,147	$—	$6,773,991
Real Estate	4,786,039	—	—	4,786,039
Utilities	170,676,037	33,994,510	—	204,670,547
Forward Currency Contracts	—	66,876	—	66,876

Total Assets	$177,134,920	$39,162,533	$—	$216,297,453

Liabilities:
Forward Currency Contracts	$—	$(1,090,832)	$—	$(1,090,832)

Total Liabilities	$—	$(1,090,832)	$—	$(1,090,832)

Total	$177,134,920	$38,071,701	$—	$215,206,621

See Notes to Financial Statements.

1059

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EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	$66,876

Total		$66,876

	Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	$(1,090,832)

Total		$(1,090,832)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(238,920)	$(238,920)

Total	$(238,920)	$(238,920)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(2,438,789)	$(2,438,789)

Total	$(2,438,789)	$(2,438,789)

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$2,206,000
Average settlement value sold — in USD	26,628,000

See Notes to Financial Statements.

1060

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EQ/MFS UTILITIES SERIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
BNP Paribas	$2,735	$(2,735)	$—	$—
Citibank NA	8,129	(8,129)	—	—
HSBC Bank plc	153	(153)	—	—
Merrill Lynch International	10,374	(10,374)	—	—
Morgan Stanley	13,866	(13,866)	—	—
State Street Bank & Trust	30,706	(30,706)	—	—
UBS AG	913	—	—	913

Total	$66,876	$(65,963)	$—	$913

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
BNP Paribas	$4,883	$(2,735)	$—	$2,148
Citibank NA	402,474	(8,129)	—	394,345
Goldman Sachs International	4,869	—	—	4,869
HSBC Bank plc	210	(153)	—	57
Merrill Lynch International	165,681	(10,374)	—	155,307
Morgan Stanley	24,866	(13,866)	—	11,000
State Street Bank & Trust	487,849	(30,706)	—	457,143

Total	$1,090,832	$(65,963)	$—	$1,024,869

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$17,210,541
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$20,272,818

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$55,493,469
Aggregate gross unrealized depreciation	(7,060,796)

Net unrealized appreciation	$48,432,673

Federal income tax cost of investments in securities and derivative instruments, if applicable	$166,773,948

See Notes to Financial Statements.

1061

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EQ/MFS UTILITIES SERIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $164,541,308)	$216,230,577
Cash	1,459,393
Receivable for securities sold	1,701,899
Dividends, interest and other receivables	758,115
Receivable for Portfolio shares sold	171,674
Unrealized appreciation on forward foreign currency contracts	66,876
Other assets	2,802

Total assets	220,391,336

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	1,090,832
Investment management fees payable	113,987
Distribution fees payable – Class IB	44,628
Payable for Portfolio shares repurchased	26,847
Administrative fees payable	16,110
Payable for securities purchased	3,994
Foreign currency overdraft payable	2
Accrued expenses	39,750

Total liabilities	1,336,150

Commitments and contingent liabilities^
NET ASSETS	$219,055,186

Net assets were comprised of:
Paid in capital	$165,937,637
Total distributable earnings (loss)	53,117,549

Net assets	$219,055,186

Class IB
Net asset value, offering and redemption price per share, $218,992,304 / 5,580,067 shares outstanding (unlimited amount authorized: $0.01 par value)	$39.25

Class K
Net asset value, offering and redemption price per share, $62,882 / 1,563 shares outstanding (unlimited amount authorized: $0.01 par value)	$40.23

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $123,174 foreign withholding tax)	$3,339,941
Interest	64,180

Total income	3,404,121

EXPENSES
Investment management fees	766,478
Distribution fees – Class IB	262,419
Administrative fees	95,358
Professional fees	33,820
Custodian fees	21,686
Printing and mailing expenses	12,385
Trustees’ fees	3,502
Miscellaneous	7,188

Gross expenses	1,202,836
Less: Waiver from investment manager	(100,077)

Net expenses	1,102,759

NET INVESTMENT INCOME (LOSS)	2,301,362

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	1,101,809
Forward foreign currency contracts	(238,920)
Foreign currency transactions	(2,718)

Net realized gain (loss)	860,171

Change in unrealized appreciation (depreciation) on:
Investments in securities	13,245,425
Forward foreign currency contracts	(2,438,789)
Foreign currency translations	24,204

Net change in unrealized appreciation (depreciation)	10,830,840

NET REALIZED AND UNREALIZED GAIN (LOSS)	11,691,011

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,992,373

See Notes to Financial Statements.

1062

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EQ/MFS UTILITIES SERIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,301,362	$3,999,536
Net realized gain (loss)	860,171	2,464,990
Net change in unrealized appreciation (depreciation)	10,830,840	15,727,181

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,992,373	22,191,707

Distributions to shareholders:
Class IB	—	(6,243,801)
Class K	—	(1,820)

Total distributions to shareholders	—	(6,245,621)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 274,223 and 410,208 shares, respectively ]	10,286,603	14,886,010
Capital shares issued in reinvestment of dividends and distributions [ 0 and 165,524 shares, respectively ]	—	6,243,801
Capital shares repurchased [ (410,675) and (889,836) shares, respectively ]	(15,352,624)	(32,146,439)

Total Class IB transactions	(5,066,021)	(11,016,628)

Class K
Capital shares sold [ 36 and 58 shares, respectively ]	1,400	2,132
Capital shares issued in reinvestment of dividends and distributions [ 0 and 47 shares, respectively ]	—	1,820
Capital shares repurchased [ (20) and (41) shares, respectively ]	(762)	(1,518)

Total Class K transactions	638	2,434

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,065,383)	(11,014,194)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,926,990	4,931,892
NET ASSETS:
Beginning of period	210,128,196	205,196,304

End of period	$219,055,186	$210,128,196

See Notes to Financial Statements.

1063

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EQ/MFS UTILITIES SERIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022		2021		2020
Net asset value, beginning of period	$36.75		$34.02		$36.27		$39.09		$35.38		$34.75

Income (loss) from investment operations:
Net investment income (loss) (e)	0.41		0.69		0.77		0.56		0.70		0.57
Net realized and unrealized gain (loss)	2.09		3.16		(1.62)		(0.33)		4.20		1.32

Total from investment operations	2.50		3.85		(0.85)		0.23		4.90		1.89

Less distributions:
Dividends from net investment income	—		(0.56)		(0.74)		(1.72)		(0.46)		(0.63)
Distributions from net realized gains	—		(0.56)		(0.66)		(1.33)		(0.73)		(0.56)
Return of capital	—		—		—		—		—		(0.07)

Total dividends and distributions	—		(1.12)		(1.40)		(3.05)		(1.19)		(1.26)

Net asset value, end of period	$39.25		$36.75		$34.02		$36.27		$39.09		$35.38

Total return (b)	6.80%		11.24%		(2.36)%		0.42%		13.92%		5.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$218,992		$210,070		$205,145		$223,243		$219,669		$202,257
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05	%(j)	1.05	%(j)	1.05	%(j)	1.05	%(j)	1.05	%(j)	1.05	%(j)
Before waivers (a)(f)	1.15%		1.15%		1.16%		1.15%		1.15%		1.17%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.19%		1.92%		2.19%		1.46%		1.90%		1.74%
Before waivers (a)(f)	2.10%		1.81%		2.08%		1.37%		1.80%		1.62%
Portfolio turnover rate^	8	%(z)	11%		18%		29%		19%		36%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024		2023		2022		2021		2020
Net asset value, beginning of period	$37.63		$34.80		$37.07		$39.87		$36.05		$35.38

Income (loss) from investment operations:
Net investment income (loss) (e)	0.47		0.80		0.86		0.67		0.81		0.67
Net realized and unrealized gain (loss)	2.13		3.24		(1.65)		(0.33)		4.28		1.34

Total from investment operations	2.60		4.04		(0.79)		0.34		5.09		2.01

Less distributions:
Dividends from net investment income	—		(0.65)		(0.82)		(1.81)		(0.54)		(0.69)
Distributions from net realized gains	—		(0.56)		(0.66)		(1.33)		(0.73)		(0.56)
Return of capital	—		—		—		—		—		(0.09)

Total dividends and distributions	—		(1.21)		(1.48)		(3.14)		(1.27)		(1.34)

Net asset value, end of period	$40.23		$37.63		$34.80		$37.07		$39.87		$36.05

Total return (b)	6.91%		11.53%		(2.13)%		0.70%		14.20%		5.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$63		$58		$52		$64		$64		$56
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80	%(j)	0.80	%(j)	0.80	%(j)	0.80	%(j)	0.80	%(j)	0.80	%(j)
Before waivers (a)(f)	0.89%		0.90%		0.91%		0.90%		0.90%		0.92%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.44%		2.16%		2.41%		1.71%		2.15%		1.99%
Before waivers (a)(f)	2.35%		2.06%		2.30%		1.62%		2.05%		1.86%
Portfolio turnover rate^	8	%(z)	11%		18%		29%		19%		36%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.05% for Class IB and 0.80% for Class K.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1064

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.2%)
Diversified Telecommunication Services (0.4%)
Frontier Communications Parent, Inc.*	185,979	$6,769,635
Iridium Communications, Inc.	91,334	2,755,547

		9,525,182

Entertainment (0.1%)
Warner Music Group Corp., Class A	121,664	3,314,127

Interactive Media & Services (0.1%)
ZoomInfo Technologies, Inc., Class A*	227,634	2,303,656

Media (0.6%)
EchoStar Corp., Class A*	101,391	2,808,531
New York Times Co. (The), Class A	136,930	7,665,341
Nexstar Media Group, Inc., Class A	24,471	4,232,260

		14,706,132

Total Communication Services		29,849,097

Consumer Discretionary (13.3%)
Automobile Components (0.8%)
Autoliv, Inc.	59,996	6,713,552
Gentex Corp.	190,854	4,196,880
Goodyear Tire & Rubber Co. (The)*	239,141	2,479,892
Lear Corp.	45,011	4,275,145
Visteon Corp.*	23,177	2,162,414

		19,827,883

Automobiles (0.3%)
Harley-Davidson, Inc.	96,164	2,269,470
Thor Industries, Inc. (x)	44,661	3,966,344

		6,235,814

Broadline Retail (0.4%)
Macy’s, Inc.	232,983	2,716,582
Ollie’s Bargain Outlet Holdings, Inc.*	51,422	6,776,391

		9,492,973

Diversified Consumer Services (1.5%)
Duolingo, Inc., Class A*	31,802	13,039,456
Graham Holdings Co., Class B	2,828	2,675,769
Grand Canyon Education, Inc.*	24,120	4,558,680
H&R Block, Inc.	112,322	6,165,354
Service Corp. International	121,018	9,850,865

		36,290,124

Hotels, Restaurants & Leisure (3.5%)
Aramark	222,468	9,314,735
Boyd Gaming Corp.	55,630	4,351,935
Cava Group, Inc.*	68,268	5,750,214
Choice Hotels International, Inc. (x)	18,748	2,378,746
Churchill Downs, Inc.	61,676	6,229,276
Hilton Grand Vacations, Inc.*	52,069	2,162,426
Hyatt Hotels Corp., Class A	35,786	4,997,515
Light & Wonder, Inc.*	74,105	7,133,347
Marriott Vacations Worldwide Corp.	26,953	1,948,971
Planet Fitness, Inc., Class A*	70,642	7,703,510
Texas Roadhouse, Inc., Class A	55,984	10,491,962
Travel + Leisure Co.	57,403	2,962,569
Vail Resorts, Inc. (x)	31,417	4,936,553
Wendy’s Co. (The)	143,683	1,640,860
Wingstop, Inc.	24,514	8,254,844
Wyndham Hotels & Resorts, Inc.	65,242	5,298,303

		85,555,766

Household Durables (1.7%)
KB Home	58,237	3,084,814
Somnigroup International, Inc.	172,614	11,746,383
Taylor Morrison Home Corp., Class A*	86,836	5,333,467
Toll Brothers, Inc.	83,824	9,566,833
TopBuild Corp.*	24,605	7,965,622
Whirlpool Corp. (x)	46,476	4,713,596

		42,410,715

Leisure Products (0.5%)
Brunswick Corp.	55,371	3,058,694
Mattel, Inc.*	282,716	5,575,159
Polaris, Inc. (x)	43,992	1,788,275
YETI Holdings, Inc.*	71,182	2,243,657

		12,665,785

Specialty Retail (3.7%)
Abercrombie & Fitch Co., Class A*	42,271	3,502,152
AutoNation, Inc.*	21,632	4,297,197
Bath & Body Works, Inc.	181,749	5,445,200
Burlington Stores, Inc.*	52,707	12,261,757
Chewy, Inc., Class A*	184,853	7,878,435
Dick’s Sporting Goods, Inc.	48,591	9,611,786
Five Below, Inc.*	46,163	6,055,662
Floor & Decor Holdings, Inc., Class A*	89,985	6,835,261
GameStop Corp., Class A*	341,196	8,321,770
Gap, Inc. (The)	186,717	4,072,298
Lithia Motors, Inc., Class A	22,353	7,551,290
Murphy USA, Inc.	15,285	6,217,938
Penske Automotive Group, Inc.	15,689	2,695,527
RH*	12,645	2,390,031
Valvoline, Inc.*	106,658	4,039,139

		91,175,443

Textiles, Apparel & Luxury Goods (0.9%)
Capri Holdings Ltd.*	98,946	1,751,344
Columbia Sportswear Co.	26,877	1,641,647
Crocs, Inc.*	47,040	4,764,211
PVH Corp.	46,685	3,202,591
Skechers USA, Inc., Class A*	110,429	6,968,070
Under Armour, Inc., Class A*	158,454	1,082,241
Under Armour, Inc., Class C*	107,483	697,565
VF Corp.	277,880	3,265,090

		23,372,759

Total Consumer Discretionary		327,027,262

Consumer Staples (5.3%)
Beverages (0.5%)
Boston Beer Co., Inc. (The), Class A*	7,221	1,377,839
Celsius Holdings, Inc.*	132,145	6,130,207
Coca-Cola Consolidated, Inc.	49,470	5,523,325

		13,031,371

See Notes to Financial Statements.

1065

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples Distribution & Retail (3.3%)
Albertsons Cos., Inc., Class A	340,338	$7,320,671
BJ’s Wholesale Club Holdings, Inc.*	110,849	11,952,848
Casey’s General Stores, Inc.	31,148	15,893,890
Maplebear, Inc.*	135,814	6,144,225
Performance Food Group Co.*	131,092	11,466,617
Sprouts Farmers Market, Inc.*	83,909	13,814,778
US Foods Holding Corp.*	193,327	14,888,112

		81,481,141

Food Products (1.0%)
Darling Ingredients, Inc.*	133,468	5,063,776
Flowers Foods, Inc. (x)	164,356	2,626,409
Ingredion, Inc.	54,126	7,340,568
Lancaster Colony Corp.	16,196	2,798,183
Pilgrim’s Pride Corp.	33,828	1,521,583
Post Holdings, Inc.*	38,392	4,185,880

		23,536,399

Personal Care Products (0.5%)
BellRing Brands, Inc.*	107,651	6,236,222
Coty, Inc., Class A*	307,335	1,429,108
e.l.f. Beauty, Inc.*	47,328	5,889,496

		13,554,826

Total Consumer Staples		131,603,737

Energy (3.7%)
Energy Equipment & Services (0.5%)
ChampionX Corp.	160,113	3,977,207
NOV, Inc.	319,572	3,972,280
Valaris Ltd. (x)*	54,906	2,312,092
Weatherford International plc	61,130	3,075,450

		13,337,029

Oil, Gas & Consumable Fuels (3.2%)
Antero Midstream Corp.	281,142	5,327,641
Antero Resources Corp.*	245,464	9,887,290
Chord Energy Corp.	51,298	4,968,211
Civitas Resources, Inc.	74,512	2,050,570
CNX Resources Corp.*	124,904	4,206,767
DT Midstream, Inc.	85,029	9,345,537
HF Sinclair Corp.	134,208	5,513,265
Matador Resources Co.	97,376	4,646,783
Murphy Oil Corp.	115,044	2,588,490
Ovintiv, Inc.	218,456	8,312,251
PBF Energy, Inc., Class A	82,252	1,782,401
Permian Resources Corp.	536,807	7,311,311
Range Resources Corp.	202,500	8,235,675
Viper Energy, Inc., Class A	110,194	4,201,697

		78,377,889

Total Energy		91,714,918

Financials (18.2%)
Banks (6.6%)
Associated Banc-Corp.	137,570	3,355,332
Bank OZK	88,537	4,166,551
Cadence Bank	154,013	4,925,336
Columbia Banking System, Inc.	175,836	4,111,046
Comerica, Inc.	110,274	6,577,844
Commerce Bancshares, Inc.	102,444	6,368,943
Cullen/Frost Bankers, Inc.	53,904	6,928,820
East West Bancorp, Inc.	116,333	11,747,306
First Financial Bankshares, Inc.	107,933	3,883,429
First Horizon Corp.	439,724	9,322,149
Flagstar Financial, Inc.	254,297	2,695,548
FNB Corp.	301,779	4,399,938
Glacier Bancorp, Inc.	95,163	4,099,622
Hancock Whitney Corp.	72,219	4,145,371
Home BancShares, Inc.	155,147	4,415,484
International Bancshares Corp.	44,891	2,987,945
Old National Bancorp	267,683	5,712,355
Pinnacle Financial Partners, Inc.	64,221	7,090,641
Prosperity Bancshares, Inc.	79,952	5,615,828
SouthState Corp.	82,390	7,582,352
Synovus Financial Corp.	118,462	6,130,408
Texas Capital Bancshares, Inc.*	38,613	3,065,872
UMB Financial Corp.	57,111	6,005,793
United Bankshares, Inc.	119,803	4,364,423
Valley National Bancorp	398,578	3,559,302
Webster Financial Corp.	143,826	7,852,900
Western Alliance Bancorp	91,527	7,137,275
Wintrust Financial Corp.	55,801	6,918,208
Zions Bancorp NA	124,089	6,445,183

		161,611,204

Capital Markets (3.8%)
Affiliated Managers Group, Inc.	24,552	4,831,097
Carlyle Group, Inc. (The)	177,091	9,102,477
Evercore, Inc., Class A	29,710	8,022,294
Federated Hermes, Inc., Class B	65,386	2,897,908
Hamilton Lane, Inc., Class A	36,367	5,168,478
Houlihan Lokey, Inc., Class A	45,337	8,158,393
Interactive Brokers Group, Inc., Class A	365,472	20,250,804
Janus Henderson Group plc	106,739	4,145,743
Jefferies Financial Group, Inc.	136,629	7,472,240
Morningstar, Inc.	22,672	7,117,421
SEI Investments Co.	80,895	7,269,225
Stifel Financial Corp.	85,739	8,897,993

		93,334,073

Consumer Finance (0.8%)
Ally Financial, Inc.	230,645	8,983,623
FirstCash Holdings, Inc.	32,679	4,416,240
SLM Corp.	176,561	5,789,435

		19,189,298

Financial Services (1.9%)
Equitable Holdings, Inc.‡	260,058	14,589,254
Essent Group Ltd.	88,125	5,351,831
Euronet Worldwide, Inc.*	34,654	3,513,223
MGIC Investment Corp.	208,491	5,804,390
Shift4 Payments, Inc., Class A (x)*	57,622	5,710,916
Voya Financial, Inc.	80,743	5,732,753
Western Union Co. (The)	283,555	2,387,533
WEX, Inc.*	29,298	4,303,583

		47,393,483

Insurance (4.5%)
American Financial Group, Inc.	60,606	7,649,083
Brighthouse Financial, Inc.*	49,200	2,645,484
CNO Financial Group, Inc.	85,275	3,289,910

See Notes to Financial Statements.

1066

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Fidelity National Financial, Inc.	218,148	$12,229,377
First American Financial Corp.	86,438	5,306,429
Hanover Insurance Group, Inc. (The)	30,238	5,136,529
Kemper Corp.	50,406	3,253,203
Kinsale Capital Group, Inc.	18,565	8,983,604
Old Republic International Corp.	195,755	7,524,822
Primerica, Inc.	28,004	7,663,855
Reinsurance Group of America, Inc.	55,278	10,964,944
RenaissanceRe Holdings Ltd.	41,330	10,039,057
RLI Corp.	69,983	5,054,172
Ryan Specialty Holdings, Inc., Class A	89,284	6,070,419
Selective Insurance Group, Inc.	51,026	4,421,403
Unum Group	137,886	11,135,673

		111,367,964

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Annaly Capital Management, Inc. (REIT)	485,340	9,134,099
Starwood Property Trust, Inc. (REIT) (x)	268,787	5,394,555

		14,528,654

Total Financials		447,424,676

Health Care (8.5%)
Biotechnology (2.2%)
BioMarin Pharmaceutical, Inc.*	159,931	8,791,407
Cytokinetics, Inc.*	99,034	3,272,083
Exelixis, Inc.*	234,867	10,351,763
Halozyme Therapeutics, Inc.*	106,765	5,553,915
Neurocrine Biosciences, Inc.*	83,668	10,516,231
Roivant Sciences Ltd.*	353,285	3,981,522
Sarepta Therapeutics, Inc.*	80,157	1,370,685
United Therapeutics Corp.*	37,465	10,765,568

		54,603,174

Health Care Equipment & Supplies (1.5%)
Dentsply Sirona, Inc.	166,810	2,648,943
Envista Holdings Corp.*	144,495	2,823,432
Globus Medical, Inc., Class A*	95,444	5,633,105
Haemonetics Corp.*	42,157	3,145,334
Lantheus Holdings, Inc.*	58,345	4,776,122
LivaNova plc*	45,568	2,051,471
Masimo Corp.*	37,292	6,273,260
Penumbra, Inc.*	32,206	8,265,026

		35,616,693

Health Care Providers & Services (2.5%)
Acadia Healthcare Co., Inc.*	77,946	1,768,595
Amedisys, Inc.*	27,484	2,704,151
Chemed Corp.	12,573	6,122,171
Encompass Health Corp.	84,546	10,367,876
Ensign Group, Inc. (The)	47,849	7,381,187
HealthEquity, Inc.*	72,725	7,618,671
Hims & Hers Health, Inc. (x)*	160,442	7,998,033
Option Care Health, Inc.*	142,811	4,638,501
Tenet Healthcare Corp.*	79,802	14,045,152

		62,644,337

Health Care Technology (0.3%)
Doximity, Inc., Class A*	112,031	6,871,981

Life Sciences Tools & Services (1.7%)
Avantor, Inc.*	571,392	7,690,936
Bio-Rad Laboratories, Inc., Class A*	16,171	3,902,386
Bruker Corp.	92,868	3,826,162
Illumina, Inc.*	132,924	12,682,279
Medpace Holdings, Inc.*	20,965	6,580,075
Repligen Corp.*	43,725	5,438,515
Sotera Health Co.*	128,350	1,427,252

		41,547,605

Pharmaceuticals (0.3%)
Jazz Pharmaceuticals plc*	50,732	5,383,680
Perrigo Co. plc	114,486	3,059,066

		8,442,746

Total Health Care		209,726,536

Industrials (22.8%)
Aerospace & Defense (2.1%)
ATI, Inc.*	119,702	10,335,071
BWX Technologies, Inc.	76,737	11,054,732
Curtiss-Wright Corp.	31,602	15,439,157
Hexcel Corp.	68,083	3,846,009
Woodward, Inc.	49,813	12,208,668

		52,883,637

Air Freight & Logistics (0.2%)
GXO Logistics, Inc.*	100,277	4,883,490

Building Products (2.3%)
AAON, Inc.	56,612	4,175,135
Advanced Drainage Systems, Inc.	59,240	6,804,306
Carlisle Cos., Inc.	37,308	13,930,807
Fortune Brands Innovations, Inc.	104,247	5,366,636
Owens Corning	71,987	9,899,652
Simpson Manufacturing Co., Inc.	35,383	5,495,334
Trex Co., Inc.*	89,912	4,889,415
UFP Industries, Inc.	50,959	5,063,286

		55,624,571

Commercial Services & Supplies (1.8%)
Brink’s Co. (The)	36,624	3,270,157
Clean Harbors, Inc.*	42,517	9,829,080
MSA Safety, Inc.	32,939	5,518,271
RB Global, Inc.	154,756	16,433,539
Tetra Tech, Inc.	224,927	8,088,375

		43,139,422

Construction & Engineering (3.3%)
AECOM	111,349	12,566,848
API Group Corp.*	205,294	10,480,259
Comfort Systems USA, Inc.	29,774	15,965,117
EMCOR Group, Inc.	38,604	20,648,894
Fluor Corp.*	143,931	7,379,342
MasTec, Inc.*	51,663	8,804,925
Valmont Industries, Inc.	16,813	5,490,621

		81,336,006

Electrical Equipment (1.6%)
Acuity, Inc.	25,728	7,675,692
EnerSys	33,087	2,837,872
NEXTracker, Inc., Class A*	120,597	6,556,859
nVent Electric plc	138,308	10,131,061

See Notes to Financial Statements.

1067

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Regal Rexnord Corp.	55,576	$8,056,297
Sensata Technologies Holding plc	125,511	3,779,136

		39,036,917

Ground Transportation (1.5%)
Avis Budget Group, Inc.*	14,154	2,392,733
Knight-Swift Transportation Holdings, Inc., Class A	135,856	6,008,911
Landstar System, Inc.	29,636	4,119,997
Ryder System, Inc.	35,316	5,615,244
Saia, Inc.*	22,318	6,114,909
XPO, Inc.*	98,387	12,425,294

		36,677,088

Machinery (5.2%)
AGCO Corp.	51,991	5,363,392
Chart Industries, Inc.*	35,287	5,810,005
CNH Industrial NV	733,675	9,508,428
Crane Co.	40,823	7,751,879
Donaldson Co., Inc.	100,218	6,950,118
Esab Corp.	47,683	5,748,186
Flowserve Corp.	110,247	5,771,430
Graco, Inc.	141,694	12,181,433
ITT, Inc.	68,308	10,712,744
Lincoln Electric Holdings, Inc.	47,351	9,816,809
Middleby Corp. (The)*	45,141	6,500,304
Mueller Industries, Inc.	95,443	7,584,855
Oshkosh Corp.	54,601	6,199,398
RBC Bearings, Inc.*	26,242	10,097,922
Terex Corp.	55,721	2,601,613
Timken Co. (The)	53,544	3,884,617
Toro Co. (The)	84,442	5,968,361
Watts Water Technologies, Inc., Class A	22,966	5,647,110

		128,098,604

Marine Transportation (0.2%)
Kirby Corp.*	48,168	5,462,733

Passenger Airlines (0.5%)
Alaska Air Group, Inc.*	103,283	5,110,443
American Airlines Group, Inc. (x)*	551,809	6,191,297

		11,301,740

Professional Services (2.3%)
CACI International, Inc., Class A*	18,814	8,968,634
Concentrix Corp. (x)	38,873	2,054,632
ExlService Holdings, Inc.*	135,007	5,911,957
Exponent, Inc.	42,600	3,182,646
FTI Consulting, Inc.*	29,643	4,787,345
Genpact Ltd.	134,845	5,934,528
Insperity, Inc.	29,680	1,784,362
KBR, Inc.	111,813	5,360,315
ManpowerGroup, Inc.	39,387	1,591,235
Maximus, Inc.	47,497	3,334,289
Parsons Corp.*	39,209	2,814,030
Paylocity Holding Corp.*	36,581	6,628,111
Science Applications International Corp.	41,020	4,619,262

		56,971,346

Trading Companies & Distributors (1.8%)
Applied Industrial Technologies, Inc.	32,205	7,486,052
Core & Main, Inc., Class A*	159,601	9,631,920
GATX Corp.	29,823	4,579,620
MSC Industrial Direct Co., Inc., Class A	37,500	3,188,250
Watsco, Inc.	29,228	12,907,669
WESCO International, Inc.	37,263	6,901,108

		44,694,619

Total Industrials		560,110,173

Information Technology (11.6%)
Communications Equipment (0.6%)
Ciena Corp.*	119,259	9,699,335
Lumentum Holdings, Inc.*	58,070	5,520,134

		15,219,469

Electronic Equipment, Instruments & Components (3.2%)
Arrow Electronics, Inc.*	43,781	5,579,013
Avnet, Inc.	72,592	3,853,183
Belden, Inc.	33,792	3,913,114
Cognex Corp.	142,546	4,521,559
Coherent Corp.*	130,043	11,601,136
Crane NXT Co.	41,265	2,224,183
Fabrinet*	30,202	8,899,925
Flex Ltd.*	321,488	16,048,681
IPG Photonics Corp.*	22,138	1,519,774
Littelfuse, Inc.	20,824	4,721,425
Novanta, Inc.*	30,144	3,886,466
TD SYNNEX Corp.	63,223	8,579,361
Vontier Corp.	124,784	4,604,530

		79,952,350

IT Services (1.0%)
ASGN, Inc.*	37,091	1,851,954
Kyndryl Holdings, Inc.*	195,270	8,193,529
Okta, Inc.*	136,741	13,669,998

		23,715,481

Semiconductors & Semiconductor Equipment (2.6%)
Allegro MicroSystems, Inc.*	109,670	3,749,617
Amkor Technology, Inc.	95,204	1,998,332
Cirrus Logic, Inc.*	44,598	4,649,564
Entegris, Inc.	126,821	10,228,114
Lattice Semiconductor Corp.*	115,781	5,672,111
MACOM Technology Solutions Holdings, Inc.*	49,907	7,151,174
MKS, Inc.	56,475	5,611,356
Onto Innovation, Inc.*	41,447	4,183,246
Power Integrations, Inc.	47,776	2,670,678
Rambus, Inc.*	89,434	5,725,565
Silicon Laboratories, Inc.*	27,238	4,013,792
Synaptics, Inc.*	32,885	2,131,606
Universal Display Corp.	37,040	5,721,198

		63,506,353

Software (3.6%)
Appfolio, Inc., Class A*	19,504	4,491,381
BILL Holdings, Inc.*	78,707	3,640,986
Blackbaud, Inc.*	31,918	2,049,455
Commvault Systems, Inc.*	36,922	6,436,612
Docusign, Inc.*	169,531	13,204,770
Dolby Laboratories, Inc., Class A	51,362	3,814,142

See Notes to Financial Statements.

1068

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Dropbox, Inc., Class A*	181,632	$5,194,675
Dynatrace, Inc.*	251,205	13,869,028
Guidewire Software, Inc.*	70,086	16,501,749
Manhattan Associates, Inc.*	51,293	10,128,829
Pegasystems, Inc.	74,900	4,054,337
Qualys, Inc.*	30,705	4,386,823

		87,772,787

Technology Hardware, Storage & Peripherals (0.6%)
Pure Storage, Inc., Class A*	260,080	14,975,406

Total Information Technology		285,141,846

Materials (5.4%)
Chemicals (1.5%)
Ashland, Inc.	39,595	1,990,836
Avient Corp.	76,670	2,477,208
Axalta Coating Systems Ltd.*	183,059	5,435,022
Cabot Corp.	45,501	3,412,575
NewMarket Corp.	6,394	4,417,359
Olin Corp.	97,092	1,950,578
RPM International, Inc.	107,890	11,850,638
Scotts Miracle-Gro Co. (The)	36,172	2,385,905
Westlake Corp.	28,082	2,132,266

		36,052,387

Construction Materials (0.4%)
Eagle Materials, Inc.	27,934	5,645,741
Knife River Corp.*	47,508	3,878,553

		9,524,294

Containers & Packaging (1.3%)
AptarGroup, Inc.	55,801	8,728,951
Crown Holdings, Inc.	98,232	10,115,931
Graphic Packaging Holding Co. (x)	251,930	5,308,165
Greif, Inc., Class A	21,693	1,409,828
Silgan Holdings, Inc.	68,110	3,690,200
Sonoco Products Co.	82,457	3,591,827

		32,844,902

Metals & Mining (2.0%)
Alcoa Corp.	216,803	6,397,857
Carpenter Technology Corp.	41,916	11,584,744
Cleveland-Cliffs, Inc.*	406,212	3,087,211
Commercial Metals Co.	95,365	4,664,302
Reliance, Inc.	45,416	14,256,082
Royal Gold, Inc.	55,183	9,813,745

		49,803,941

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	52,458	4,510,863

Total Materials		132,736,387

Real Estate (6.8%)
Diversified REITs (0.5%)
WP Carey, Inc. (REIT)	183,651	11,456,149

Health Care REITs (0.7%)
Healthcare Realty Trust, Inc. (REIT), Class A	297,391	4,716,621
Omega Healthcare Investors, Inc. (REIT)	236,509	8,668,055
Sabra Health Care REIT, Inc. (REIT)	198,536	3,661,004

		17,045,680

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)	173,209	1,771,928

Industrial REITs (1.0%)
EastGroup Properties, Inc. (REIT)	43,586	7,284,092
First Industrial Realty Trust, Inc. (REIT)	111,100	5,347,243
Rexford Industrial Realty, Inc. (REIT)	190,951	6,792,127
STAG Industrial, Inc. (REIT)	156,560	5,679,997

		25,103,459

Office REITs (0.6%)
COPT Defense Properties (REIT)	94,385	2,603,138
Cousins Properties, Inc. (REIT)	140,695	4,225,071
Kilroy Realty Corp. (REIT) (x)	89,223	3,061,241
Vornado Realty Trust (REIT)	139,333	5,328,094

		15,217,544

Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.*	39,814	10,183,625

Residential REITs (0.9%)
American Homes 4 Rent (REIT), Class A	266,209	9,602,159
Equity LifeStyle Properties, Inc. (REIT)	160,329	9,887,490
Independence Realty Trust, Inc. (REIT)	193,402	3,421,281

		22,910,930

Retail REITs (1.0%)
Agree Realty Corp. (REIT)	89,817	6,562,030
Brixmor Property Group, Inc. (REIT)	256,729	6,685,223
Kite Realty Group Trust (REIT)	184,338	4,175,256
NNN REIT, Inc. (REIT)	157,389	6,796,057

		24,218,566

Specialized REITs (1.6%)
CubeSmart (REIT)	189,780	8,065,650
EPR Properties (REIT)	63,551	3,702,481
Gaming and Leisure Properties, Inc. (REIT)	230,261	10,748,584
Lamar Advertising Co. (REIT), Class A (x)	73,795	8,955,761
National Storage Affiliates Trust (REIT)	58,847	1,882,516
PotlatchDeltic Corp. (REIT)	60,166	2,308,569
Rayonier, Inc. (REIT)	117,923	2,615,532

		38,279,093

Total Real Estate		166,186,974

Utilities (2.8%)
Electric Utilities (1.0%)
ALLETE, Inc.	48,589	3,113,097
IDACORP, Inc.	44,703	5,160,961
OGE Energy Corp.	168,629	7,483,755
Portland General Electric Co.	91,761	3,728,250
TXNM Energy, Inc.	75,693	4,263,030

		23,749,093

See Notes to Financial Statements.

1069

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Gas Utilities (1.1%)
National Fuel Gas Co.	75,988	$6,436,944
New Jersey Resources Corp.	84,159	3,772,006
ONE Gas, Inc.	47,543	3,416,440
Southwest Gas Holdings, Inc.	50,572	3,762,051
Spire, Inc.	48,962	3,573,736
UGI Corp.	180,264	6,565,215

		27,526,392

Independent Power and Renewable Electricity Producers (0.2%)
Ormat Technologies, Inc.	48,226	4,039,410

Multi-Utilities (0.2%)
Black Hills Corp.	60,099	3,371,554
Northwestern Energy Group, Inc.	51,465	2,640,155

		6,011,709

Water Utilities (0.3%)
Essential Utilities, Inc.	212,009	7,874,014

Total Utilities		69,200,618

Total Common Stocks (99.6%) (Cost $1,600,656,602)		2,450,722,224

SHORT-TERM INVESTMENTS:
Investment Companies (0.7%)
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	9,421,574	9,421,574
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 4.23% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		16,421,574

Total Short-Term Investments (0.7%) (Cost $16,421,574)		16,421,574

Total Investments in Securities (100.3%) (Cost $1,617,078,176)		2,467,143,798
Other Assets Less Liabilities (-0.3%)		(6,249,435)

Net Assets (100%)		$2,460,894,363

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $45,928,518. This was collateralized by $30,717,097 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 7/15/25 – 2/15/54 and by cash of $16,421,574 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	260,058	12,682,598	—	(454,317)	154,356	2,206,617	14,589,254	133,755	—

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	25	9/2025	USD	7,813,750	236,195

					236,195

See Notes to Financial Statements.

1070

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EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$29,849,097	$—	$—	$29,849,097
Consumer Discretionary	327,027,262	—	—	327,027,262
Consumer Staples	131,603,737	—	—	131,603,737
Energy	91,714,918	—	—	91,714,918
Financials	447,424,676	—	—	447,424,676
Health Care	209,726,536	—	—	209,726,536
Industrials	560,110,173	—	—	560,110,173
Information Technology	285,141,846	—	—	285,141,846
Materials	132,736,387	—	—	132,736,387
Real Estate	166,186,974	—	—	166,186,974
Utilities	69,200,618	—	—	69,200,618
Futures	236,195	—	—	236,195
Short-Term Investments
Investment Companies	16,421,574	—	—	16,421,574

Total Assets	$2,467,379,993	$—	$—	$2,467,379,993

Total Liabilities	$—	$—	$—	$—

Total	$2,467,379,993	$—	$—	$2,467,379,993

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$236,195	*

Total		$236,195

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(726,781)	$(726,781)

Total	$(726,781)	$(726,781)

See Notes to Financial Statements.

1071

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EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$849,056	$849,056

Total	$849,056	$849,056

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$13,661,000

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$134,225,678
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$165,298,718

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,016,658,552
Aggregate gross unrealized depreciation	(166,463,275)

Net unrealized appreciation	$850,195,277

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,617,184,716

See Notes to Financial Statements.

1072

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EQ/MID CAP INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $8,852,374)	$14,589,254
Unaffiliated Issuers (Cost $1,608,225,802)	2,452,554,544
Cash	8,142,355
Dividends, interest and other receivables	2,380,955
Receivable for Portfolio shares sold	1,211,054
Due from broker for futures variation margin	593,487
Securities lending income receivable	11,587
Other assets	25,534

Total assets	2,479,508,770

LIABILITIES
Payable for return of collateral on securities loaned	16,421,574
Payable for Portfolio shares repurchased	881,509
Investment management fees payable	552,708
Distribution fees payable – Class IB	491,517
Administrative fees payable	177,768
Accrued expenses	89,331

Total liabilities	18,614,407

Commitments and contingent liabilities^
NET ASSETS	$2,460,894,363

Net assets were comprised of:
Paid in capital	$1,511,812,816
Total distributable earnings (loss)	949,081,547

Net assets	$2,460,894,363

Class IB
Net asset value, offering and redemption price per share, $2,439,389,833 / 152,366,411 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.01

Class K
Net asset value, offering and redemption price per share, $21,504,530 / 1,304,388 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.49

(x)	Includes value of securities on loan of $45,928,518.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends ($133,755 of dividend income received from affiliates) (net of $20,213 foreign withholding tax)	$19,262,947
Interest	367,010
Securities lending (net)	35,840

Total income	19,665,797

EXPENSES
Investment management fees	4,083,495
Distribution fees – Class IB	2,963,059
Administrative fees	1,084,888
Printing and mailing expenses	87,679
Professional fees	76,240
Custodian fees	47,693
Trustees’ fees	40,656
Miscellaneous	23,273

Gross expenses	8,406,983
Less: Waiver from investment manager	(253,757)
Voluntary waiver from investment manager	(526,336)

Net expenses	7,626,890

NET INVESTMENT INCOME (LOSS)	12,038,907

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($154,356 realized gain (loss) from affiliates)	44,196,650
Futures contracts	(726,781)

Net realized gain (loss)	43,469,869

Change in unrealized appreciation (depreciation) on:
Investments in securities ($2,206,617 of change in unrealized appreciation (depreciation) from affiliates)	(59,771,199)
Futures contracts	849,056

Net change in unrealized appreciation (depreciation)	(58,922,143)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(15,452,274)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,413,367)

See Notes to Financial Statements.

1073

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,038,907	$21,051,024
Net realized gain (loss)	43,469,869	167,630,998
Net change in unrealized appreciation (depreciation)	(58,922,143)	117,158,993

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,413,367)	305,841,015

Distributions to shareholders:
Class IB	—	(180,636,594)
Class K	—	(1,681,948)

Total distributions to shareholders	—	(182,318,542)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 145,898 shares, respectively ]	—	2,370,291
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (8,080,367) shares, respectively ]	—	(133,213,293)
Capital shares repurchased [ 0 and (562,034) shares, respectively ]	—	(9,104,851)

Total Class IA transactions	—	(139,947,853)

Class IB
Capital shares sold [ 4,671,228 and 7,736,407 shares, respectively ]	72,037,621	126,327,405
Capital shares issued in connection with share class combination (Note 1) [ 0 and 8,280,090 shares, respectively ]	—	133,213,293
Capital shares issued in reinvestment of dividends and distributions [ 0 and 10,730,360 shares, respectively ]	—	180,636,594
Capital shares repurchased [ (8,166,785) and (15,996,867) shares, respectively ]	(126,998,173)	(262,321,994)

Total Class IB transactions	(54,960,552)	177,855,298

Class K
Capital shares sold [ 42,015 and 114,162 shares, respectively ]	671,046	1,923,610
Capital shares issued in reinvestment of dividends and distributions [ 0 and 97,156 shares, respectively ]	—	1,681,948
Capital shares repurchased [ (142,854) and (298,276) shares, respectively ]	(2,326,791)	(5,036,589)

Total Class K transactions	(1,655,745)	(1,431,031)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(56,616,297)	36,476,414

TOTAL INCREASE (DECREASE) IN NET ASSETS	(60,029,664)	159,998,887
NET ASSETS:
Beginning of period	2,520,924,027	2,360,925,140

End of period	$2,460,894,363	$2,520,924,027

See Notes to Financial Statements.

1074

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EQ/MID CAP INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023	2022	2021	2020
Net asset value, beginning of period	$16.03		$15.20		$13.80	$17.25	$15.27	$14.41

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.14		0.14	0.14	0.10	0.12
Net realized and unrealized gain (loss)	(0.10)		1.92		2.01	(2.48)	3.49	1.65

Total from investment operations	(0.02)		2.06		2.15	(2.34)	3.59	1.77

Less distributions:
Dividends from net investment income	—		(0.15)		(0.15)	(0.15)	(0.11)	(0.11)
Distributions from net realized gains	—		(1.08)		(0.60)	(0.96)	(1.50)	(0.80)

Total dividends and distributions	—		(1.23)		(0.75)	(1.11)	(1.61)	(0.91)

Net asset value, end of period	$16.01		$16.03		$15.20	$13.80	$17.25	$15.27

Total return (b)	(0.12)%		13.21%		15.77%	(13.60)%	23.87%	12.84%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,439,390		$2,497,763		$2,205,336	$1,967,768	$2,367,101	$2,016,103
Ratio of expenses to average net assets:
After waivers (a)(f)	0.64	%(i)	0.65	%(r)	0.66%	0.66%	0.69%	0.72%
Before waivers (a)(f)	0.71%		0.71%		0.72%	0.71%	0.70%	0.72%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.00%		0.84%		0.96%	0.91%	0.58%	0.89%
Before waivers (a)(f)	0.94%		0.79%		0.90%	0.86%	0.57%	0.89%
Portfolio turnover rate^	6	%(z)	17%		20%	14%	18%	17%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024		2023	2022	2021	2020
Net asset value, beginning of period	$16.48		$15.60		$14.14	$17.64	$15.58	$14.68

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.18		0.18	0.18	0.15	0.15
Net realized and unrealized gain (loss)	(0.09)		1.97		2.07	(2.54)	3.56	1.70

Total from investment operations	0.01		2.15		2.25	(2.36)	3.71	1.85

Less distributions:
Dividends from net investment income	—		(0.19)		(0.19)	(0.18)	(0.15)	(0.15)
Distributions from net realized gains	—		(1.08)		(0.60)	(0.96)	(1.50)	(0.80)

Total dividends and distributions	—		(1.27)		(0.79)	(1.14)	(1.65)	(0.95)

Net asset value, end of period	$16.49		$16.48		$15.60	$14.14	$17.64	$15.58

Total return (b)	0.06%		13.44%		16.08%	(13.37)%	24.18%	13.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21,505		$23,161		$23,272	$22,777	$29,909	$25,082
Ratio of expenses to average net assets:
After waivers (a)(f)	0.39	%(i)	0.40	%(r)	0.41%	0.41%	0.44%	0.47%
Before waivers (a)(f)	0.46%		0.46%		0.47%	0.46%	0.45%	0.47%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.25%		1.09%		1.20%	1.15%	0.83%	1.13%
Before waivers (a)(f)	1.18%		1.03%		1.14%	1.10%	0.82%	1.13%
Portfolio turnover rate^	6	%(z)	17%		20%	14%	18%	17%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(i)	Includes voluntary waiver from investment manager of 0.04%.
(r)	Includes voluntary waiver from investment manager of 0.02%
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1075

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.1%)
Diversified Telecommunication Services (0.1%)
AST SpaceMobile, Inc., Class A (x)*	1,075	$50,235
Frontier Communications Parent, Inc.*	19,294	702,301
Iridium Communications, Inc.	7,195	217,073
Liberty Global Ltd., Class A*	14,469	144,835
Liberty Global Ltd., Class C*	10,858	111,946

		1,226,390

Entertainment (1.0%)
Electronic Arts, Inc.	21,486	3,431,314
Liberty Media Corp.-Liberty Formula One, Class A*	1,427	135,508
Liberty Media Corp.-Liberty Formula One, Class C*	48,789	5,098,451
Liberty Media Corp.-Liberty Live, Class A*	1,775	141,077
Liberty Media Corp.-Liberty Live, Class C*	3,781	306,866
Madison Square Garden Sports Corp.*	1,313	274,351
Roku, Inc.*	9,324	819,486
Take-Two Interactive Software, Inc.*	9,751	2,368,030
TKO Group Holdings, Inc., Class A	3,254	592,065
Warner Bros Discovery, Inc.*	183,577	2,103,793

		15,270,941

Interactive Media & Services (0.3%)
Cargurus, Inc., Class A*	65,116	2,179,432
IAC, Inc.*	5,458	203,802
Match Group, Inc.	20,231	624,936
Pinterest, Inc., Class A*	24,477	877,745
Trump Media & Technology Group Corp.*	3,920	70,717
ZoomInfo Technologies, Inc., Class A*	22,975	232,507

		4,189,139

Media (0.7%)
Charter Communications, Inc., Class A*	7,472	3,054,628
DoubleVerify Holdings, Inc.*	6,100	91,317
Fox Corp., Class A	17,374	973,639
Fox Corp., Class B	11,416	589,408
Interpublic Group of Cos., Inc. (The)	30,576	748,501
Liberty Broadband Corp., Class A*	1,297	126,873
Liberty Broadband Corp., Class C*	7,045	693,087
New York Times Co. (The), Class A	13,066	731,435
News Corp., Class A	30,861	917,189
News Corp., Class B	9,492	325,670
Nexstar Media Group, Inc., Class A	2,183	377,550
Omnicom Group, Inc.	16,361	1,177,010
Paramount Global, Class A	526	12,072
Paramount Global, Class B	48,095	620,425
Sirius XM Holdings, Inc.(x)	15,569	357,620

		10,796,424

Wireless Telecommunication Services (0.0%)†
Millicom International Cellular SA	8,403	314,861

Total Communication Services		31,797,755

Consumer Discretionary (7.3%)
Automobile Components (0.5%)
Aptiv plc*	18,851	1,286,015
BorgWarner, Inc.	17,652	590,989
Gentex Corp.	19,005	417,920
Goodyear Tire & Rubber Co. (The)*	151,652	1,572,631
Lear Corp.	28,572	2,713,769
QuantumScape Corp., Class A (x)*	32,538	218,655

		6,799,979

Automobiles (0.3%)
Ford Motor Co.	321,331	3,486,441
Harley-Davidson, Inc.	9,498	224,153
Lucid Group, Inc. (x)*	101,893	214,994
Rivian Automotive, Inc., Class A (x)*	63,834	877,079
Thor Industries, Inc.	4,269	379,130

		5,181,797

Broadline Retail (0.3%)
Dillard’s, Inc., Class A (x)	257	107,382
eBay, Inc.	38,009	2,830,150
Etsy, Inc.*	3,471	174,106
Macy’s, Inc.	23,209	270,617
Ollie’s Bargain Outlet Holdings, Inc.*	4,956	653,102

		4,035,357

Distributors (0.2%)
Genuine Parts Co.	11,431	1,386,695
LKQ Corp.	21,233	785,833
Pool Corp.	2,400	699,552

		2,872,080

Diversified Consumer Services (0.3%)
ADT, Inc.	28,211	238,947
Bright Horizons Family Solutions, Inc.*	4,103	507,090
Grand Canyon Education, Inc.*	1,621	306,369
H&R Block, Inc.	9,140	501,695
OneSpaWorld Holdings Ltd.	118,874	2,423,841
Service Corp. International	11,416	929,262

		4,907,204

Hotels, Restaurants & Leisure (1.7%)
Aramark	22,036	922,647
Boyd Gaming Corp.	4,792	374,878
Caesars Entertainment, Inc.*	16,948	481,154
Carnival Corp.*	61,609	1,732,445
Choice Hotels International, Inc. (x)	1,497	189,939
Churchill Downs, Inc.	829	83,729
Darden Restaurants, Inc.	485	105,715
Domino’s Pizza, Inc.	1,820	820,092
Flutter Entertainment plc, Class DI*	2,485	710,114
Hyatt Hotels Corp., Class A	3,310	462,241
International Game Technology plc	60,238	952,363
MGM Resorts International*	16,876	580,366
Norwegian Cruise Line Holdings Ltd.*	3,514	71,264
Penn Entertainment, Inc.*	12,493	223,250
Red Rock Resorts, Inc., Class A	212,836	11,073,857
Restaurant Brands International, Inc. (x)	9,649	639,632
Travel + Leisure Co.	3,499	180,583

See Notes to Financial Statements.

1076

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Vail Resorts, Inc. (x)	605	$95,064
Wendy’s Co. (The)	6,642	75,852
Wyndham Hotels & Resorts, Inc.	41,680	3,384,833
Wynn Resorts Ltd.	6,890	645,386
Yum! Brands, Inc.	15,214	2,254,411

		26,059,815

Household Durables (1.6%)
Century Communities, Inc.	42,698	2,404,751
DR Horton, Inc.	22,605	2,914,237
Garmin Ltd.	13,419	2,800,814
Lennar Corp., Class A	18,590	2,056,240
Lennar Corp., Class B	1,024	107,776
Mohawk Industries, Inc.*	4,191	439,384
Newell Brands, Inc.	36,395	196,533
NVR, Inc.*	801	5,915,914
PulteGroup, Inc.	16,482	1,738,192
SharkNinja, Inc.*	4,803	475,449
Somnigroup International, Inc.	35,157	2,392,434
Toll Brothers, Inc.	8,148	929,931
TopBuild Corp.*	2,217	717,731
Whirlpool Corp.	4,442	450,508

		23,539,894

Leisure Products (0.3%)
Brunswick Corp.	5,123	282,995
Hasbro, Inc.	10,876	802,866
Malibu Boats, Inc., Class A*	60,969	1,910,768
Mattel, Inc.*	26,504	522,659
YETI Holdings, Inc.*	6,719	211,783

		3,731,071

Specialty Retail (1.7%)
AutoNation, Inc.*	2,259	448,750
Bath & Body Works, Inc.	62,996	1,887,360
Best Buy Co., Inc.	15,926	1,069,112
Boot Barn Holdings, Inc.*	10,705	1,627,160
CarMax, Inc.*	39,538	2,657,349
Dick’s Sporting Goods, Inc.	23,791	4,706,098
Five Below, Inc.*	16,218	2,127,477
Floor & Decor Holdings, Inc., Class A*	5,964	453,025
GameStop Corp., Class A*	33,024	805,455
Gap, Inc. (The)	18,952	413,343
Lithia Motors, Inc., Class A	1,873	632,737
Penske Automotive Group, Inc.	1,544	265,275
RH*	1,111	209,990
Ross Stores, Inc.	21,229	2,708,396
Ulta Beauty, Inc.*	2,785	1,302,879
Valvoline, Inc.*	81,541	3,087,958
Wayfair, Inc., Class A*	6,339	324,177
Williams-Sonoma, Inc.	8,292	1,354,664

		26,081,205

Textiles, Apparel & Luxury Goods (0.4%)
Amer Sports, Inc.*	12,278	475,895
Birkenstock Holding plc*	3,089	151,917
Columbia Sportswear Co.	2,129	130,039
Crocs, Inc.*	4,484	454,140
Lululemon Athletica, Inc.*	3,673	872,631
PVH Corp.	4,308	295,529
Ralph Lauren Corp.	2,993	820,920
Skechers USA, Inc., Class A*	10,754	678,577
Steven Madden Ltd.	90,357	2,166,761
Tapestry, Inc.	1,440	126,446
Under Armour, Inc., Class A*	17,963	122,687
Under Armour, Inc., Class C*	12,650	82,099
VF Corp.	29,498	346,602

		6,724,243

Total Consumer Discretionary		109,932,645

Consumer Staples (4.5%)
Beverages (0.3%)
Boston Beer Co., Inc. (The), Class A*	660	125,935
Brown-Forman Corp., Class A	4,010	110,155
Brown-Forman Corp., Class B	11,837	318,533
Coca-Cola Consolidated, Inc.	3,706	413,775
Constellation Brands, Inc., Class A	10,761	1,750,599
Molson Coors Beverage Co., Class B	13,842	665,662
Primo Brands Corp.	21,111	625,308

		4,009,967

Consumer Staples Distribution & Retail (1.3%)
Albertsons Cos., Inc., Class A	34,163	734,846
BJ’s Wholesale Club Holdings, Inc.*	9,171	988,909
Casey’s General Stores, Inc.	2,568	1,310,373
Dollar General Corp.	18,092	2,069,363
Dollar Tree, Inc.*	16,726	1,656,543
Kroger Co. (The)	49,971	3,584,420
Maplebear, Inc.*	13,982	632,546
Performance Food Group Co.*	10,976	960,071
Sysco Corp.	18,560	1,405,734
US Foods Holding Corp.*	73,272	5,642,677
Walgreens Boots Alliance, Inc.	60,217	691,291

		19,676,773

Food Products (2.3%)
Archer-Daniels-Midland Co.	39,372	2,078,054
Bunge Global SA	11,190	898,333
Campbell’s Co. (The)	16,201	496,561
Conagra Brands, Inc.	39,050	799,353
Darling Ingredients, Inc.*	11,447	434,299
Flowers Foods, Inc. (x)	15,385	245,852
Freshpet, Inc.*	2,782	189,065
General Mills, Inc.	45,317	2,347,874
Hershey Co. (The)	10,546	1,750,109
Hormel Foods Corp.	23,648	715,352
Ingredion, Inc.	5,280	716,074
J M Smucker Co. (The)	8,440	828,808
Kellanova	22,884	1,819,965
Kraft Heinz Co. (The)	70,083	1,809,543
Lamb Weston Holdings, Inc.	11,221	581,809
Lancaster Colony Corp.	20,435	3,530,555
McCormick & Co., Inc. (Non-Voting)	20,883	1,583,349
Pilgrim’s Pride Corp.	3,341	150,278
Post Holdings, Inc.*	87,203	9,507,743
Seaboard Corp.	17	48,640
Simply Good Foods Co. (The)*	66,451	2,099,187
Smithfield Foods, Inc.	1,989	46,801
Tyson Foods, Inc., Class A	23,004	1,286,844

		33,964,448

See Notes to Financial Statements.

1077

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Household Products (0.2%)
Church & Dwight Co., Inc.	20,265	$1,947,669
Clorox Co. (The)	10,144	1,217,990
Reynolds Consumer Products, Inc.	4,349	93,156

		3,258,815

Personal Care Products (0.4%)
BellRing Brands, Inc.*	10,379	601,255
Coty, Inc., Class A*	27,704	128,824
e.l.f. Beauty, Inc.*	4,507	560,851
Estee Lauder Cos., Inc. (The), Class A	19,242	1,554,753
Kenvue, Inc.	156,601	3,277,659

		6,123,342

Total Consumer Staples		67,033,345

Energy (4.7%)
Energy Equipment & Services (0.5%)
Baker Hughes Co.	81,777	3,135,330
Halliburton Co.	70,861	1,444,147
NOV, Inc.	30,999	385,318
TechnipFMC plc	34,247	1,179,467
Weatherford International plc	5,823	292,955

		6,437,217

Oil, Gas & Consumable Fuels (4.2%)
Antero Midstream Corp.	27,254	516,463
Antero Resources Corp.*	120,963	4,872,390
APA Corp.	29,364	537,068
Cheniere Energy, Inc.	9,994	2,433,739
Chord Energy Corp.	23,597	2,285,369
Civitas Resources, Inc.	121,749	3,350,533
Coterra Energy, Inc.	262,677	6,666,742
Devon Energy Corp.	51,351	1,633,475
Diamondback Energy, Inc.	15,723	2,160,340
DT Midstream, Inc.	8,470	930,938
EQT Corp.	57,406	3,347,918
Expand Energy Corp.	26,950	3,151,533
Hess Corp.	23,250	3,221,055
HF Sinclair Corp.	11,776	483,758
Kinder Morgan, Inc.	160,187	4,709,498
Marathon Petroleum Corp.	25,651	4,260,888
Matador Resources Co.	9,613	458,732
Occidental Petroleum Corp.	55,383	2,326,640
ONEOK, Inc.	51,488	4,202,965
Ovintiv, Inc.	21,283	809,818
Permian Resources Corp.	52,175	710,624
Phillips 66	31,150	3,716,195
Range Resources Corp.	19,326	785,988
Valero Energy Corp.	25,681	3,452,040
Viper Energy, Inc., Class A	62,039	2,365,547

		63,390,256

Total Energy		69,827,473

Financials (14.2%)
Banks (4.2%)
Ameris Bancorp	40,705	2,633,613
Bank OZK	61,831	2,909,767
BOK Financial Corp.	1,848	180,420
Cadence Bank	121,800	3,895,164
Citizens Financial Group, Inc.	35,963	1,609,344
Columbia Banking System, Inc.	140,022	3,273,714
Comerica, Inc.	10,801	644,280
Commerce Bancshares, Inc.	9,991	621,140
Cullen/Frost Bankers, Inc.	4,957	637,173
East West Bancorp, Inc.	11,305	1,141,579
Fifth Third Bancorp	55,022	2,263,055
First Citizens BancShares, Inc., Class A	816	1,596,480
First Hawaiian, Inc.	10,046	250,748
First Horizon Corp.	117,415	2,489,198
FNB Corp.	30,005	437,473
Huntington Bancshares, Inc.	119,558	2,003,792
KeyCorp	78,274	1,363,533
Live Oak Bancshares, Inc.	110,378	3,289,264
M&T Bank Corp.	13,416	2,602,570
Pinnacle Financial Partners, Inc.	5,869	647,996
Popular, Inc.	5,224	575,737
Prosperity Bancshares, Inc.	7,486	525,817
Regions Financial Corp.	74,483	1,751,840
SouthState Corp.	49,796	4,582,726
Synovus Financial Corp.	133,193	6,892,738
TFS Financial Corp.	3,776	48,899
UMB Financial Corp.	29,104	3,060,577
Webster Financial Corp.	170,420	9,304,932
Western Alliance Bancorp	7,085	552,488
Wintrust Financial Corp.	5,461	677,055
Zions Bancorp NA	11,902	618,190

		63,081,302

Capital Markets (3.5%)
Affiliated Managers Group, Inc.	2,318	456,113
Ameriprise Financial, Inc.	717	382,685
Bank of New York Mellon Corp. (The)	54,807	4,993,466
Carlyle Group, Inc. (The)	21,560	1,108,184
Cboe Global Markets, Inc.	8,632	2,013,069
Coinbase Global, Inc., Class A*	15,331	5,373,362
Evercore, Inc., Class A	9,684	2,614,874
FactSet Research Systems, Inc.	2,916	1,304,269
Franklin Resources, Inc.	25,213	601,330
Freedom Holding Corp.(x)*	205	29,940
Hamilton Lane, Inc., Class A	1,134	161,164
Houlihan Lokey, Inc., Class A	2,754	495,582
Invesco Ltd.	29,472	464,774
Janus Henderson Group plc	10,238	397,644
Jefferies Financial Group, Inc.	9,572	523,493
Lazard, Inc.	7,239	347,327
MarketAxess Holdings, Inc.	3,001	670,243
Morningstar, Inc.	613	192,439
MSCI, Inc.	3,142	1,812,117
Nasdaq, Inc.	34,002	3,040,459
Northern Trust Corp.	15,970	2,024,836
Raymond James Financial, Inc.	15,096	2,315,274
Robinhood Markets, Inc., Class A*	52,807	4,944,319
SEI Investments Co.	8,541	767,494
State Street Corp.	23,774	2,528,127
Stifel Financial Corp.	70,190	7,284,318
T. Rowe Price Group, Inc.	18,078	1,744,527
TPG, Inc., Class A	43,765	2,295,474
Tradeweb Markets, Inc., Class A	8,773	1,284,367
Virtu Financial, Inc., Class A	6,610	296,062

See Notes to Financial Statements.

1078

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
XP, Inc., Class A	30,937	$624,927

		53,092,259

Consumer Finance (0.7%)
Ally Financial, Inc.	51,749	2,015,624
Bread Financial Holdings, Inc.	44,413	2,536,871
Credit Acceptance Corp. (x)*	503	256,243
OneMain Holdings, Inc.	9,632	549,024
PRA Group, Inc.*	90,831	1,339,757
SLM Corp.	14,959	490,506
SoFi Technologies, Inc. (x)*	75,744	1,379,298
Synchrony Financial	31,425	2,097,304

		10,664,627

Financial Services (1.7%)
Affirm Holdings, Inc., Class A*	8,968	620,047
Block, Inc., Class A*	28,247	1,918,819
Euronet Worldwide, Inc.*	3,504	355,235
Fidelity National Information Services, Inc.	43,382	3,531,729
Global Payments, Inc.	20,123	1,610,645
Jack Henry & Associates, Inc.	5,966	1,074,894
MGIC Investment Corp.	19,289	537,006
Mr Cooper Group, Inc.*	71,295	10,637,927
Rocket Cos., Inc., Class A (x)	19,756	280,140
UWM Holdings Corp., Class A (x)	11,240	46,534
Voya Financial, Inc.	62,914	4,466,894
Western Union Co. (The)	22,798	191,959
WEX, Inc.*	2,584	379,564

		25,651,393

Insurance (3.9%)
Aegon Ltd. (NYRS)	235,906	1,707,959
Allstate Corp. (The)	21,767	4,381,915
American Financial Group, Inc.	5,535	698,572
Arch Capital Group Ltd.	30,199	2,749,619
Assurant, Inc.	4,358	860,661
Assured Guaranty Ltd.	3,901	339,777
Axis Capital Holdings Ltd.	6,592	684,381
Brighthouse Financial, Inc.*	4,893	263,097
Brown & Brown, Inc.	32,788	3,635,206
Cincinnati Financial Corp.	12,791	1,904,836
CNA Financial Corp.	1,975	91,897
Enstar Group Ltd.*	6,252	2,102,923
Everest Group Ltd.	12,202	4,146,850
Fidelity National Financial, Inc.	21,428	1,201,254
First American Financial Corp.	8,165	501,249
Globe Life, Inc.	7,074	879,227
Hanover Insurance Group, Inc. (The)	2,937	498,908
Hartford Insurance Group, Inc. (The)	23,664	3,002,252
Kemper Corp.	63,472	4,096,483
Lincoln National Corp.	14,708	508,897
Loews Corp.	35,045	3,212,225
Markel Group, Inc.*	820	1,637,835
Old Republic International Corp.	19,485	749,003
Primerica, Inc.	2,847	779,138
Principal Financial Group, Inc.	18,765	1,490,504
Prudential Financial, Inc.	29,555	3,175,389
Reinsurance Group of America, Inc.	5,425	1,076,103
RenaissanceRe Holdings Ltd.	20,372	4,948,359
RLI Corp.	6,313	455,925
Unum Group	14,711	1,188,060
W.R. Berkley Corp.	25,133	1,846,522
White Mountains Insurance Group Ltd.	210	377,101
Willis Towers Watson plc	8,196	2,512,074

		57,704,201

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT) (x)	77,365	710,984
Annaly Capital Management, Inc. (REIT)	48,139	905,976
Rithm Capital Corp. (REIT)	44,426	501,570
Starwood Property Trust, Inc. (REIT) (x)	26,808	538,037

		2,656,567

Total Financials		212,850,349

Health Care (6.4%)
Biotechnology (0.5%)
Biogen, Inc.*	12,050	1,513,360
BioMarin Pharmaceutical, Inc.*	15,471	850,441
Exact Sciences Corp.*	14,486	769,786
Exelixis, Inc.*	3,970	174,978
Incyte Corp.*	9,666	658,255
Insmed, Inc.*	922	92,790
Ionis Pharmaceuticals, Inc.*	1,019	40,261
Moderna, Inc.*	29,194	805,462
Neurocrine Biosciences, Inc.*	1,154	145,046
Revolution Medicines, Inc.*	14,232	523,595
Roivant Sciences Ltd.*	31,597	356,098
Sarepta Therapeutics, Inc.*	1,281	21,905
United Therapeutics Corp.*	3,681	1,057,735
Viking Therapeutics, Inc.*	8,249	218,599

		7,228,311

Health Care Equipment & Supplies (1.9%)
Align Technology, Inc.*	5,635	1,066,875
Baxter International, Inc.	42,144	1,276,120
Boston Scientific Corp.*	14,888	1,599,120
Cooper Cos., Inc. (The)*	16,449	1,170,511
Dentsply Sirona, Inc.	16,466	261,480
Enovis Corp.*	52,990	1,661,766
Envista Holdings Corp.*	85,528	1,671,217
GE HealthCare Technologies, Inc.	37,703	2,792,661
Globus Medical, Inc., Class A*	9,418	555,850
Hologic, Inc.*	18,377	1,197,445
LivaNova plc*	44,866	2,019,867
ResMed, Inc.	9,172	2,366,376
Solventum Corp.*	43,183	3,274,999
STERIS plc	8,089	1,943,140
Teleflex, Inc.	36,052	4,267,115
Zimmer Biomet Holdings, Inc.	16,318	1,488,365

		28,612,907

Health Care Providers & Services (1.5%)
Acadia Healthcare Co., Inc.*	59,752	1,355,773
Amedisys, Inc.*	2,562	252,075
Cardinal Health, Inc.	9,898	1,662,864
Centene Corp.*	40,990	2,224,937
Chemed Corp.	1,060	516,146
Encompass Health Corp.	8,144	998,699
Henry Schein, Inc.*	9,018	658,765

See Notes to Financial Statements.

1079

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Humana, Inc.	9,956	$2,434,043
Labcorp Holdings, Inc.	22,727	5,966,065
Molina Healthcare, Inc.*	8,296	2,471,378
Quest Diagnostics, Inc.	9,173	1,647,746
Tenet Healthcare Corp.*	7,549	1,328,624
Universal Health Services, Inc., Class B	4,533	821,153

		22,338,268

Health Care Technology (0.0%)†
Certara, Inc.*	9,851	115,257
Veeva Systems, Inc., Class A*	2,473	712,174

		827,431

Life Sciences Tools & Services (1.9%)
Agilent Technologies, Inc.	23,476	2,770,403
Avantor, Inc.*	54,480	733,301
Bio-Rad Laboratories, Inc., Class A*	1,590	383,699
Bio-Techne Corp.	13,215	679,912
Bruker Corp.	8,465	348,758
Charles River Laboratories International, Inc.*	4,019	609,803
Evotec SE (ADR) (x)*	221,700	931,140
ICON plc*	39,552	5,752,838
Illumina, Inc.*	47,052	4,489,231
IQVIA Holdings, Inc.*	14,435	2,274,812
Mettler-Toledo International, Inc.*	1,716	2,015,819
QIAGEN NV*	69,553	3,342,717
Repligen Corp.*	3,802	472,893
Revvity, Inc.	9,905	958,012
Sotera Health Co.*	12,608	140,201
Waters Corp.*	2,336	815,357
West Pharmaceutical Services, Inc.	5,891	1,288,951

		28,007,847

Pharmaceuticals (0.6%)
Elanco Animal Health, Inc.*	39,968	570,743
Jazz Pharmaceuticals plc*	4,781	507,360
Organon & Co.	21,084	204,093
Perrigo Co. plc	235,496	6,292,453
Royalty Pharma plc, Class A	32,553	1,172,885
Viatris, Inc.	97,593	871,505

		9,619,039

Total Health Care		96,633,803

Industrials (16.0%)
Aerospace & Defense (1.9%)
ATI, Inc.*	11,513	994,032
BWX Technologies, Inc.	6,116	881,071
Curtiss-Wright Corp.	8,038	3,926,965
Ducommun, Inc.*	36,192	2,990,545
Hexcel Corp.	6,484	366,281
Huntington Ingalls Industries, Inc.	33,821	8,166,419
L3Harris Technologies, Inc.	15,398	3,862,434
Leonardo DRS, Inc.	3,754	174,486
Loar Holdings, Inc.*	323	27,833
Moog, Inc., Class A	9,823	1,777,668
Spirit AeroSystems Holdings, Inc., Class A*	8,604	328,243
StandardAero, Inc.*	89,167	2,822,136
Textron, Inc.	14,889	1,195,438
Woodward, Inc.	4,870	1,193,588

		28,707,139

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	9,540	915,363
Expeditors International of Washington, Inc.	11,219	1,281,771
GXO Logistics, Inc.*	9,326	454,176

		2,651,310

Building Products (1.0%)
A.O. Smith Corp.	9,510	623,571
Advanced Drainage Systems, Inc.	5,811	667,451
Allegion plc	7,104	1,023,829
Armstrong World Industries, Inc.	2,426	394,079
AZEK Co., Inc. (The), Class A*	4,211	228,868
Builders FirstSource, Inc.*	23,510	2,743,382
Carlisle Cos., Inc.	3,121	1,165,381
Fortune Brands Innovations, Inc.	60,475	3,113,253
Hayward Holdings, Inc.*	120,982	1,669,552
Masco Corp.	17,419	1,121,087
Owens Corning	7,000	962,640
Simpson Manufacturing Co., Inc.	3,227	501,185
Trex Co., Inc.*	8,739	475,227

		14,689,505

Commercial Services & Supplies (0.3%)
Clean Harbors, Inc.*	4,189	968,413
MSA Safety, Inc.	2,978	498,904
RB Global, Inc.	14,351	1,523,933
Tetra Tech, Inc.	17,604	633,040
Veralto Corp.	11,847	1,195,955

		4,820,245

Construction & Engineering (0.5%)
AECOM	10,898	1,229,948
API Group Corp.*	20,177	1,030,036
EMCOR Group, Inc.	2,377	1,271,434
Everus Construction Group, Inc.*	4,063	258,122
Fluor Corp.*	37,157	1,905,039
MasTec, Inc.*	4,047	689,730
Quanta Services, Inc.	2,737	1,034,805
Valmont Industries, Inc.	1,611	526,104
WillScot Holdings Corp.	11,524	315,758

		8,260,976

Electrical Equipment (1.4%)
Acuity, Inc.	2,515	750,325
AMETEK, Inc.	18,966	3,432,087
Generac Holdings, Inc.*	13,793	1,975,296
Hubbell, Inc., Class B	4,406	1,799,454
nVent Electric plc	13,418	982,869
Regal Rexnord Corp.	63,216	9,163,791
Rockwell Automation, Inc.	8,571	2,847,029
Sensata Technologies Holding plc	11,509	346,536

		21,297,387

Ground Transportation (0.7%)
Avis Budget Group, Inc.*	972	164,317
JB Hunt Transport Services, Inc.	6,581	945,032
Knight-Swift Transportation Holdings, Inc., Class A	13,139	581,138

See Notes to Financial Statements.

1080

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Landstar System, Inc.	2,915	$405,243
Lyft, Inc., Class A*	27,544	434,093
Old Dominion Freight Line, Inc.	14,451	2,345,397
Ryder System, Inc.	24,796	3,942,564
Saia, Inc.*	2,192	600,586
Schneider National, Inc., Class B	4,643	112,128
U-Haul Holding Co. (Nasdaq Stock Exchange)*	358	21,681
U-Haul Holding Co. (New York Stock Exchange)	5,165	280,821
XPO, Inc.*	7,489	945,786

		10,778,786

Machinery (4.3%)
AGCO Corp.	5,013	517,141
Allison Transmission Holdings, Inc.	5,849	555,597
Atmus Filtration Technologies, Inc.	59,409	2,163,676
CNH Industrial NV	73,954	958,444
Crane Co.	4,115	781,397
Cummins, Inc.	11,341	3,714,178
Donaldson Co., Inc.	9,772	677,688
Dover Corp.	11,193	2,050,893
Energy Recovery, Inc.*	132,057	1,687,688
Esab Corp.	13,273	1,600,060
Flowserve Corp.	45,110	2,361,509
Fortive Corp.	29,218	1,523,134
Gates Industrial Corp. plc*	366,688	8,444,825
Graco, Inc.	13,601	1,169,278
Helios Technologies, Inc.	38,441	1,282,776
IDEX Corp.	22,847	4,011,248
Ingersoll Rand, Inc.	72,327	6,016,160
ITT, Inc.	6,647	1,042,449
JBT Marel Corp.	27,664	3,326,873
Lincoln Electric Holdings, Inc.	4,452	922,989
Middleby Corp. (The)*	26,119	3,761,136
Mueller Industries, Inc.	8,909	707,998
Nordson Corp.	4,446	953,089
Oshkosh Corp.	5,267	598,015
Otis Worldwide Corp.	32,542	3,222,309
Pentair plc	13,488	1,384,678
RBC Bearings, Inc.*	2,038	784,222
Snap-on, Inc.	4,224	1,314,424
Stanley Black & Decker, Inc.	12,636	856,089
Timken Co. (The)	5,167	374,866
Toro Co. (The)	8,223	581,202
Westinghouse Air Brake Technologies Corp.	13,980	2,926,713
Xylem, Inc.	20,043	2,592,762

		64,865,506

Marine Transportation (0.0%)†
Kirby Corp.*	4,605	522,253

Passenger Airlines (0.6%)
Alaska Air Group, Inc.*	35,377	1,750,454
American Airlines Group, Inc. (x)*	51,401	576,719
Delta Air Lines, Inc.	53,618	2,636,933
Southwest Airlines Co.	37,629	1,220,685
United Airlines Holdings, Inc.*	26,792	2,133,447

		8,318,238

Professional Services (2.8%)
Amentum Holdings, Inc.*	12,847	303,318
Broadridge Financial Solutions, Inc.	5,071	1,232,405
CACI International, Inc., Class A*	8,933	4,258,361
Clarivate plc (x)*	28,940	124,442
Concentrix Corp. (x)	3,732	197,255
Dayforce, Inc.*	11,351	628,732
Dun & Bradstreet Holdings, Inc.	25,453	231,368
Equifax, Inc.	8,427	2,185,711
First Advantage Corp.*	205,254	3,409,269
FTI Consulting, Inc.*	9,673	1,562,189
Genpact Ltd.	13,285	584,673
Jacobs Solutions, Inc.	10,024	1,317,655
KBR, Inc.	9,787	469,189
Leidos Holdings, Inc.	10,509	1,657,900
ManpowerGroup, Inc.	3,690	149,076
Parsons Corp.*	4,347	311,984
Paychex, Inc.	18,250	2,654,645
Paycom Software, Inc.	1,917	443,594
Paylocity Holding Corp.*	306	55,444
Robert Half, Inc.	7,997	328,277
Science Applications International Corp.	3,879	436,814
SS&C Technologies Holdings, Inc.	89,387	7,401,243
TransUnion	80,555	7,088,840
Verisk Analytics, Inc.	4,598	1,432,277
WNS Holdings Ltd.*	62,647	3,961,796

		42,426,457

Trading Companies & Distributors (2.3%)
Air Lease Corp., Class A	61,536	3,599,241
Applied Industrial Technologies, Inc.	3,119	725,012
Boise Cascade Co.	27,754	2,409,602
Core & Main, Inc., Class A*	6,550	395,292
Fastenal Co.	16,722	702,324
Ferguson Enterprises, Inc.	15,012	3,268,863
MSC Industrial Direct Co., Inc., Class A	3,824	325,116
QXO, Inc.*	48,949	1,054,361
SiteOne Landscape Supply, Inc.*	2,364	285,902
United Rentals, Inc.	5,339	4,022,403
W.W. Grainger, Inc.	526	547,166
Watsco, Inc.	2,856	1,261,267
WESCO International, Inc.	82,933	15,359,192

		33,955,741

Total Industrials		241,293,543

Information Technology (7.6%)
Communications Equipment (0.8%)
Ciena Corp.*	52,363	4,258,683
F5, Inc.*	14,342	4,221,138
Juniper Networks, Inc.	27,366	1,092,724
Lumentum Holdings, Inc.*	5,232	497,354
Viavi Solutions, Inc.*	223,001	2,245,620

		12,315,519

Electronic Equipment, Instruments & Components (1.9%)
Arrow Electronics, Inc.*	4,237	539,921
Avnet, Inc.	7,228	383,662
Belden, Inc.	26,842	3,108,304
CDW Corp.	10,064	1,797,330
Cognex Corp.	13,684	434,056
Coherent Corp.*	12,627	1,126,455

See Notes to Financial Statements.

1081

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Corning, Inc.	64,591	$3,396,841
Crane NXT Co.	4,222	227,566
Flex Ltd.*	113,547	5,668,266
Ingram Micro Holding Corp.	1,222	25,466
IPG Photonics Corp.*	2,022	138,810
Jabil, Inc.	3,026	659,971
Keysight Technologies, Inc.*	14,181	2,323,699
Littelfuse, Inc.	1,962	444,844
Ralliant Corp.*	9,739	472,260
TD SYNNEX Corp.	6,349	861,559
Teledyne Technologies, Inc.*	8,690	4,451,974
Trimble, Inc.*	19,677	1,495,058
Vontier Corp.	12,544	462,874
Zebra Technologies Corp., Class A*	4,186	1,290,795

		29,309,711

IT Services (1.5%)
Akamai Technologies, Inc.*	11,829	943,481
Amdocs Ltd.	38,895	3,548,780
Cognizant Technology Solutions Corp., Class A	40,708	3,176,445
DXC Technology Co.*	15,090	230,726
EPAM Systems, Inc.*	4,511	797,635
Globant SA*	3,208	291,415
GoDaddy, Inc., Class A*	13,971	2,515,618
Kyndryl Holdings, Inc.*	17,826	747,979
MongoDB, Inc.*	5,877	1,234,111
Okta, Inc.*	8,226	822,353
Twilio, Inc., Class A*	9,661	1,201,442
VeriSign, Inc.	23,595	6,814,236

		22,324,221

Semiconductors & Semiconductor Equipment (1.3%)
Allegro MicroSystems, Inc.*	84,117	2,875,960
Amkor Technology, Inc.	10,069	211,348
Cirrus Logic, Inc.*	4,413	460,077
Entegris, Inc.	10,302	830,856
First Solar, Inc.*	8,359	1,383,749
GLOBALFOUNDRIES, Inc.*	8,293	316,793
Lattice Semiconductor Corp.*	1,314	64,373
MACOM Technology Solutions Holdings, Inc.*	3,904	559,404
Microchip Technology, Inc.	43,462	3,058,421
MKS, Inc.	37,945	3,770,215
ON Semiconductor Corp.*	34,723	1,819,832
Onto Innovation, Inc.*	3,060	308,846
Qorvo, Inc.*	7,848	666,374
Skyworks Solutions, Inc.	12,613	939,921
Teradyne, Inc.	13,216	1,188,383
Universal Display Corp.	3,598	555,747

		19,010,299

Software (1.5%)
ANSYS, Inc.*	7,229	2,538,969
Aurora Innovation, Inc., Class A*	81,036	424,629
BILL Holdings, Inc.*	7,589	351,067
CCC Intelligent Solutions Holdings, Inc.*	42,796	402,710
Docusign, Inc.*	4,032	314,053
Dolby Laboratories, Inc., Class A	5,028	373,379
Dropbox, Inc., Class A*	12,231	349,807
Fair Isaac Corp.*	344	628,818
Gen Digital, Inc.	40,491	1,190,436
Informatica, Inc., Class A*	8,623	209,970
nCino, Inc.*	7,504	209,887
Nutanix, Inc., Class A*	15,846	1,211,268
Pegasystems, Inc.	23,226	1,257,223
Progress Software Corp.	72,229	4,611,099
PTC, Inc.*	27,950	4,816,903
Rubrik, Inc., Class A*	3,222	288,659
SailPoint, Inc.*	4,923	112,540
SentinelOne, Inc., Class A*	6,794	124,194
Teradata Corp.*	5,941	132,544
Tyler Technologies, Inc.*	604	358,075
UiPath, Inc., Class A*	35,789	458,099
Unity Software, Inc.*	24,552	594,159
Zoom Communications, Inc., Class A*	21,657	1,688,813

		22,647,301

Technology Hardware, Storage & Peripherals (0.6%)
Hewlett Packard Enterprise Co.	108,175	2,212,179
HP, Inc.	77,839	1,903,942
NetApp, Inc.	10,144	1,080,843
Pure Storage, Inc., Class A*	3,672	211,434
Sandisk Corp.*	11,224	509,008
Super Micro Computer, Inc.*	22,913	1,122,966
Western Digital Corp.	28,549	1,826,851

		8,867,223

Total Information Technology		114,474,274

Materials (4.9%)
Chemicals (2.1%)
Albemarle Corp.	9,906	620,809
Ashland, Inc.	75,916	3,817,056
Avient Corp.	73,338	2,369,551
Axalta Coating Systems Ltd.*	71,282	2,116,363
Celanese Corp.	9,170	507,376
CF Industries Holdings, Inc.	13,668	1,257,456
Corteva, Inc.	56,356	4,200,213
Dow, Inc.	58,417	1,546,882
DuPont de Nemours, Inc.	34,504	2,366,629
Eastman Chemical Co.	9,461	706,358
Element Solutions, Inc.	18,887	427,791
FMC Corp.	9,992	417,166
Huntsman Corp.	13,707	142,827
Ingevity Corp.*	69,430	2,991,739
International Flavors & Fragrances, Inc.	21,095	1,551,537
LyondellBasell Industries NV, Class A	21,168	1,224,780
Mosaic Co. (The)	26,000	948,480
NewMarket Corp.	490	338,521
Olin Corp.	9,690	194,672
PPG Industries, Inc.	18,766	2,134,633
RPM International, Inc.	10,458	1,148,707
Scotts Miracle-Gro Co. (The)	3,785	249,659
Westlake Corp.	2,567	194,912

		31,474,117

Construction Materials (0.6%)
Eagle Materials, Inc.	2,540	513,359
James Hardie Industries plc (ADR)*	81,645	2,195,434

See Notes to Financial Statements.

1082

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Knife River Corp.*	13,494	$1,101,650
Martin Marietta Materials, Inc.	4,938	2,710,765
Vulcan Materials Co.	10,878	2,837,200

		9,358,408

Containers & Packaging (1.1%)
Amcor plc	187,920	1,726,985
AptarGroup, Inc.	5,387	842,688
Avery Dennison Corp.	6,385	1,120,376
Ball Corp.	23,327	1,308,411
Crown Holdings, Inc.	9,532	981,605
Graphic Packaging Holding Co. (x)	25,099	528,836
International Paper Co.	43,167	2,021,511
Packaging Corp. of America	7,278	1,371,539
Sealed Air Corp.	10,550	327,366
Silgan Holdings, Inc.	78,664	4,262,016
Smurfit WestRock plc	42,893	1,850,833
Sonoco Products Co.	8,262	359,893

		16,702,059

Metals & Mining (1.1%)
Alcoa Corp.	21,557	636,147
Anglogold Ashanti plc (x)	36,415	1,659,432
Carpenter Technology Corp.	3,256	899,893
Cleveland-Cliffs, Inc.*	39,625	301,150
MP Materials Corp. (x)*	9,934	330,504
Nucor Corp.	18,923	2,451,285
Reliance, Inc.	17,164	5,387,780
Royal Gold, Inc.	5,394	959,269
Steel Dynamics, Inc.	10,482	1,341,801
Taseko Mines Ltd.*	570,559	1,797,261

		15,764,522

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	5,145	442,419

Total Materials		73,741,525

Real Estate (7.3%)
Diversified REITs (0.3%)
Essential Properties Realty Trust, Inc. (REIT)	100,760	3,215,251
WP Carey, Inc. (REIT)	17,831	1,112,298

		4,327,549

Health Care REITs (0.5%)
Alexandria Real Estate Equities, Inc. (REIT)	14,100	1,024,083
American Healthcare REIT, Inc. (REIT)	65,807	2,417,749
Healthcare Realty Trust, Inc. (REIT), Class A	26,736	424,033
Healthpeak Properties, Inc. (REIT)	57,162	1,000,906
Medical Properties Trust, Inc. (REIT) (x)	40,964	176,555
Omega Healthcare Investors, Inc. (REIT)	23,563	863,584
Ventas, Inc. (REIT)	35,911	2,267,780

		8,174,690

Hotel & Resort REITs (0.3%)
Host Hotels & Resorts, Inc. (REIT)	56,675	870,528
Park Hotels & Resorts, Inc. (REIT)	16,063	164,324
Ryman Hospitality Properties, Inc. (REIT)	36,625	3,613,789

		4,648,641

Industrial REITs (0.6%)
Americold Realty Trust, Inc. (REIT)	23,952	398,322
EastGroup Properties, Inc. (REIT)	4,267	713,101
First Industrial Realty Trust, Inc. (REIT)	63,946	3,077,721
Lineage, Inc. (REIT) (x)	5,761	250,719
Rexford Industrial Realty, Inc. (REIT)	91,790	3,264,970
STAG Industrial, Inc. (REIT)	15,191	551,129

		8,255,962

Office REITs (0.2%)
BXP, Inc. (REIT)	13,256	894,382
Cousins Properties, Inc. (REIT)	13,251	397,928
Douglas Emmett, Inc. (REIT)	80,472	1,210,299
Highwoods Properties, Inc. (REIT)	9,074	282,111
Kilroy Realty Corp. (REIT)	9,733	333,939
Vornado Realty Trust (REIT)	14,799	565,914

		3,684,573

Real Estate Management & Development (0.5%)
CBRE Group, Inc., Class A*	21,802	3,054,896
CoStar Group, Inc.*	30,158	2,424,703
Howard Hughes Holdings, Inc.*	2,517	169,898
Jones Lang LaSalle, Inc.*	2,824	722,323
Zillow Group, Inc., Class A*	3,672	251,495
Zillow Group, Inc., Class C*	13,819	968,021

		7,591,336

Residential REITs (1.8%)
American Homes 4 Rent (REIT), Class A	28,351	1,022,621
AvalonBay Communities, Inc. (REIT)	11,716	2,384,206
Camden Property Trust (REIT)	41,450	4,671,000
Equity LifeStyle Properties, Inc. (REIT)	15,545	958,660
Equity Residential (REIT)	31,216	2,106,768
Essex Property Trust, Inc. (REIT)	5,255	1,489,267
Invitation Homes, Inc. (REIT)	50,373	1,652,234
Mid-America Apartment Communities, Inc. (REIT)	45,811	6,780,486
Sun Communities, Inc. (REIT)	8,414	1,064,287
UDR, Inc. (REIT)	118,525	4,839,376

		26,968,905

Retail REITs (1.1%)
Agree Realty Corp. (REIT)	8,772	640,882
Brixmor Property Group, Inc. (REIT)	184,703	4,809,666
Federal Realty Investment Trust (REIT)	7,126	676,899
Kimco Realty Corp. (REIT)	55,402	1,164,550
NNN REIT, Inc. (REIT)	15,260	658,927
Realty Income Corp. (REIT)	73,662	4,243,668
Regency Centers Corp. (REIT)	14,866	1,058,905
Simon Property Group, Inc. (REIT)	20,771	3,339,146

		16,592,643

Specialized REITs (2.0%)
Crown Castle, Inc. (REIT)	35,732	3,670,748

See Notes to Financial Statements.

1083

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
CubeSmart (REIT)	182,399	$7,751,958
Digital Realty Trust, Inc. (REIT)	27,769	4,840,970
EPR Properties (REIT)	6,263	364,882
Extra Space Storage, Inc. (REIT)	17,355	2,558,821
Gaming and Leisure Properties, Inc. (REIT)	21,543	1,005,627
Iron Mountain, Inc. (REIT)	24,150	2,477,066
Millrose Properties, Inc. (REIT)	9,586	273,297
National Storage Affiliates Trust (REIT)	5,891	188,453
Rayonier, Inc. (REIT)	12,350	273,923
SBA Communications Corp. (REIT)	8,852	2,078,804
VICI Properties, Inc. (REIT), Class A	87,034	2,837,308
Weyerhaeuser Co. (REIT)	59,721	1,534,233

		29,856,090

Total Real Estate		110,100,389

Utilities (4.0%)
Electric Utilities (1.7%)
Alliant Energy Corp.	21,157	1,279,364
Edison International	31,394	1,619,930
Entergy Corp.	35,506	2,951,259
Evergy, Inc.	18,797	1,295,677
Eversource Energy	30,239	1,923,805
Exelon Corp.	83,277	3,615,887
FirstEnergy Corp.	45,197	1,819,631
IDACORP, Inc.	13,861	1,600,253
OGE Energy Corp.	16,380	726,944
PG&E Corp.	180,599	2,517,550
Pinnacle West Capital Corp.	9,783	875,285
PPL Corp.	60,934	2,065,053
Xcel Energy, Inc.	47,565	3,239,177

		25,529,815

Gas Utilities (0.7%)
Atmos Energy Corp.	13,006	2,004,355
Chesapeake Utilities Corp.	17,328	2,083,172
MDU Resources Group, Inc.	17,070	284,557
National Fuel Gas Co.	7,512	636,341
ONE Gas, Inc.	28,958	2,080,922
UGI Corp.	105,699	3,849,557

		10,938,904

Independent Power and Renewable Electricity Producers (0.2%)
AES Corp. (The)	59,865	629,780
Brookfield Renewable Corp. (x)	10,955	359,105
Clearway Energy, Inc., Class A	3,146	95,198
Clearway Energy, Inc., Class C	6,389	204,448
Talen Energy Corp.*	3,734	1,085,735

		2,374,266

Multi-Utilities (1.2%)
Ameren Corp.	22,190	2,131,128
CenterPoint Energy, Inc.	53,697	1,972,828
CMS Energy Corp.	24,543	1,700,339
Consolidated Edison, Inc.	29,671	2,977,485
DTE Energy Co.	17,077	2,262,019
NiSource, Inc.	38,769	1,563,942
Public Service Enterprise Group, Inc.	41,140	3,463,165
WEC Energy Group, Inc.	26,342	2,744,836

		18,815,742

Water Utilities (0.2%)
American Water Works Co., Inc.	16,045	2,232,020
Essential Utilities, Inc.	22,627	840,367

		3,072,387

Total Utilities		60,731,114

Total Common Stocks (79.0%) (Cost $918,632,083)		1,188,416,215

EXCHANGE TRADED FUNDS (ETF):
Equity (10.5%)
iShares Core S&P Mid-Cap ETF	8,975	556,630
iShares Morningstar Mid-Cap ETF (x)	7,464	594,582
iShares Morningstar Mid-Cap Growth ETF (x)	109,080	8,751,488
iShares Morningstar Mid-Cap Value ETF (x)‡	353,811	26,882,560
iShares Russell Mid-Cap ETF	6,120	562,856
iShares Russell Mid-Cap Growth ETF (x)	10,808	1,498,854
iShares Russell Mid-Cap Value ETF (x)	416,275	55,006,579
iShares S&P Mid-Cap 400 Growth ETF (x)	124,040	11,285,159
SPDR S&P 400 Mid Cap Value ETF (x)	310,588	24,670,005
Vanguard Mid-Cap Growth ETF (x)	12,100	3,441,119
Vanguard Mid-Cap Value ETF (x)	149,900	24,652,554

Total Exchange Traded Funds (10.5%) (Cost $69,922,648)		157,902,386

SHORT-TERM INVESTMENTS:
Investment Companies (5.4%)
Allspring Government Money Market Fund, Select Shares 4.26% (7 day yield) (xx)	5,000,000	5,000,000
BlackRock Liquidity FedFund, Institutional Shares 4.22% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	18,195,092	18,195,092
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	54,265,945	54,276,798

See Notes to Financial Statements.

1084

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 4.23% (7 day yield) (xx)	1,000,000	$1,000,000

Total Investment Companies		81,471,890

Total Short-Term Investments (5.4%) (Cost $81,471,484)		81,471,890

Total Investments in Securities (94.9%) (Cost $1,070,026,215)		1,427,790,491
Other Assets Less Liabilities (5.1%)		77,381,728

Net Assets (100%)		$1,505,172,219

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $37,767,954. This was collateralized by $11,235,248 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/15/25 – 2/15/55 and by cash of $27,195,092 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Mid-Cap Value ETF (x)	353,811	31,034,071	—	(4,786,267)	(91,573)	726,329	26,882,560	315,108	—

(x)	All or a portion of security is on loan at June 30, 2025.

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	87	9/2025	USD	27,203,813	802,654
S&P Midcap 400 E-Mini Index	393	9/2025	USD	122,832,150	2,772,343

					3,574,997

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$31,797,755	$—	$—	$31,797,755
Consumer Discretionary	109,932,645	—	—	109,932,645
Consumer Staples	67,033,345	—	—	67,033,345
Energy	69,827,473	—	—	69,827,473
Financials	212,850,349	—	—	212,850,349
Health Care	96,633,803	—	—	96,633,803
Industrials	241,293,543	—	—	241,293,543
Information Technology	114,474,274	—	—	114,474,274
Materials	73,741,525	—	—	73,741,525
Real Estate	110,100,389	—	—	110,100,389
Utilities	60,731,114	—	—	60,731,114
Exchange Traded Funds	157,902,386	—	—	157,902,386
Futures	3,574,997	—	—	3,574,997
Short-Term Investments
Investment Companies	81,471,890	—	—	81,471,890

Total Assets	$1,431,365,488	$—	$—	$1,431,365,488

Total Liabilities	$—	$—	$—	$—

Total	$1,431,365,488	$—	$—	$1,431,365,488

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$3,574,997	*

Total		$3,574,997

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(59,735,492)	$(59,735,492)

Total	$(59,735,492)	$(59,735,492)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$11,866,293	$11,866,293

Total	$11,866,293	$11,866,293

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$152,075,000
Average notional value of contracts — short	195,235,000

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$389,719,908
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$500,886,888

During the six months ended June 30, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 14%)*	Net Proceeds of Sales and Redemptions (affiliated 9%)*	Net Realized Gain (Loss)
$ 53,232,337	$45,611,213	$19,920,706

*	Represents percentage/amount of total Purchases and/or Sales.

For the six months ended June 30, 2025, the Portfolio incurred approximately $717 as brokerage commissions with Bernstein Institutional Services, LLC, an affiliated broker/dealer.

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$451,605,520
Aggregate gross unrealized depreciation	(95,492,443)

Net unrealized appreciation	$356,113,077

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,075,252,411

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $10,057,206)	$26,882,560
Unaffiliated Issuers (Cost $1,059,969,009)	1,400,907,931
Cash	93,911,318
Cash held as collateral at broker for futures	10,302,400
Dividends, interest and other receivables	1,957,403
Receivable for Portfolio shares sold	265,836
Due from broker for futures variation margin	99,260
Receivable for securities sold	36,106
Securities lending income receivable	15,146
Other assets	15,927

Total assets	1,534,393,887

LIABILITIES
Payable for return of collateral on securities loaned	27,195,092
Payable for Portfolio shares repurchased	656,570
Investment management fees payable	653,206
Distribution fees payable – Class IB	301,725
Administrative fees payable	144,905
Payable for securities purchased	113,419
Trustees’ fees payable	952
Accrued expenses	155,799

Total liabilities	29,221,668

Commitments and contingent liabilities^
NET ASSETS	$1,505,172,219

Net assets were comprised of:
Paid in capital	$1,125,472,587
Total distributable earnings (loss)	379,699,632

Net assets	$1,505,172,219

Class IB
Net asset value, offering and redemption price per share, $1,495,484,141 / 96,495,178 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.50

Class K
Net asset value, offering and redemption price per share, $9,688,078 / 613,268 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.80

(x)	Includes value of securities on loan of $37,767,954.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends ($315,108 of dividend income received from affiliates) (net of $13,555 foreign withholding tax)	$14,281,424
Interest	2,228,107
Securities lending (net)	68,486

Total income	16,578,017

EXPENSES
Investment management fees	4,051,810
Distribution fees – Class IB	1,875,495
Administrative fees	940,740
Custodian fees	112,423
Professional fees	60,506
Printing and mailing expenses	57,070
Trustees’ fees	25,827
Miscellaneous	22,965

Total expenses	7,146,836

NET INVESTMENT INCOME (LOSS)	9,431,181

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($(91,573) realized gain (loss) from affiliates)	70,310,565
Futures contracts	(59,735,492)

Net realized gain (loss)	10,575,073

Change in unrealized appreciation (depreciation) on:
Investments in securities ($726,329 of change in unrealized appreciation (depreciation) from affiliates)	(64,117,840)
Futures contracts	11,866,293

Net change in unrealized appreciation (depreciation)	(52,251,547)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(41,676,474)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(32,245,293)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,431,181	$20,689,216
Net realized gain (loss)	10,575,073	184,440,414
Net change in unrealized appreciation (depreciation)	(52,251,547)	(21,624,246)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(32,245,293)	183,505,384

Distributions to shareholders:
Class IB	—	(199,169,281)
Class K	—	(1,322,214)

Total distributions to shareholders	—	(200,491,495)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 78,755 shares, respectively ]	—	1,302,838
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (12,226,944) shares, respectively ]	—	(205,100,103)
Capital shares repurchased [ 0 and (579,462) shares, respectively ]	—	(9,636,752)

Total Class IA transactions	—	(213,434,017)

Class IB
Capital shares sold [ 642,864 and 938,942 shares, respectively ]	9,755,609	15,845,481
Capital shares issued in connection with share class combination (Note 1) [ 0 and 12,404,176 shares, respectively ]	—	205,100,103
Capital shares issued in reinvestment of dividends and distributions [ 0 and 11,955,501 shares, respectively ]	—	199,169,281
Capital shares repurchased [ (6,033,549) and (12,668,948) shares, respectively ]	(92,482,521)	(215,515,319)

Total Class IB transactions	(82,726,912)	204,599,546

Class K
Capital shares sold [ 15,927 and 45,999 shares, respectively ]	240,597	796,294
Capital shares issued in reinvestment of dividends and distributions [ 0 and 77,989 shares, respectively ]	—	1,322,214
Capital shares repurchased [ (76,660) and (127,809) shares, respectively ]	(1,182,582)	(2,209,068)

Total Class K transactions	(941,985)	(90,560)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(83,668,897)	(8,925,031)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(115,914,190)	(25,911,142)
NET ASSETS:
Beginning of period	1,621,086,409	1,646,997,551

End of period	$1,505,172,219	$1,621,086,409

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024	2023	2022	2021	2020
Net asset value, beginning of period	$15.80		$16.01	$15.07	$18.30	$16.37	$16.30

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.21	0.19	0.14	0.10	0.14
Net realized and unrealized gain (loss)	(0.39)		1.73	1.76	(2.81)	4.30	0.62

Total from investment operations	(0.30)		1.94	1.95	(2.67)	4.40	0.76

Less distributions:
Dividends from net investment income	—		(0.24)	(0.23)	(0.15)	(0.11)	(0.17)
Distributions from net realized gains	—		(1.91)	(0.78)	(0.41)	(2.36)	(0.52)

Total dividends and distributions	—		(2.15)	(1.01)	(0.56)	(2.47)	(0.69)

Net asset value, end of period	$15.50		$15.80	$16.01	$15.07	$18.30	$16.37

Total return (b)	(1.90)%		11.66%	13.19%	(14.58)%	27.38%	4.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,495,484		$1,610,242	$1,429,217	$1,397,370	$1,818,559	$1,612,699
Ratio of expenses to average net assets (a)(f)	0.95%		0.94%	0.95%	0.93%	0.92%	0.94%
Ratio of net investment income (loss) to average net assets (a)(f)	1.25%		1.25%	1.22%	0.84%	0.51%	1.00%
Portfolio turnover rate^	28	%(z)	42%	28%	28%	23%	29%

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class K			2024	2023	2022	2021	2020
Net asset value, beginning of period	$16.09		$16.26	$15.29	$18.56	$16.56	$16.48

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.26	0.23	0.18	0.15	0.18
Net realized and unrealized gain (loss)	(0.41)		1.76	1.79	(2.84)	4.36	0.63

Total from investment operations	(0.29)		2.02	2.02	(2.66)	4.51	0.81

Less distributions:
Dividends from net investment income	—		(0.28)	(0.27)	(0.20)	(0.15)	(0.21)
Distributions from net realized gains	—		(1.91)	(0.78)	(0.41)	(2.36)	(0.52)

Total dividends and distributions	—		(2.19)	(1.05)	(0.61)	(2.51)	(0.73)

Net asset value, end of period	$15.80		$16.09	$16.26	$15.29	$18.56	$16.56

Total return (b)	(1.80)%		11.98%	13.45%	(14.38)%	27.76%	5.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,688		$10,845	$11,024	$12,403	$15,848	$12,760
Ratio of expenses to average net assets (a)(f)	0.70%		0.69%	0.70%	0.68%	0.67%	0.69%
Ratio of net investment income (loss) to average net assets (a)(f)	1.49%		1.50%	1.46%	1.10%	0.77%	1.25%
Portfolio turnover rate^	28	%(z)	42%	28%	28%	23%	29%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (56.3%)
Banco Santander SA, 4.38%, dated 6/30/25, due 7/1/25, repurchase price $494,000,000, collateralized by various U.S. Government Agency Securities, ranging from 0.125%-9.000%, maturing 9/30/25-6/16/64; total market value $505,792,368.	$494,000,000	$494,000,000
Bank of Nova Scotia (The), 4.39%, dated 6/30/25, due 7/1/25, repurchase price $250,030,573, collateralized by various U.S. Government Agency Securities, ranging from 2.375%-4.375%, maturing 8/14/34-11/15/49; total market value $255,031,185.	250,000,000	250,000,000
BofA Securities, Inc., 4.40%, dated 6/30/25, due 7/1/25, repurchase price $300,000,001, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-8.000%, maturing 6/15/27-6/20/55; total market value $306,000,001.	300,000,000	300,000,000
BofA Securities, Inc., 4.40%, dated 6/30/25, due 7/1/25, repurchase price $120,000,004, collateralized by various U.S. Government Agency Securities, 4.375%, maturing 11/30/30; total market value $122,400,004.	120,000,000	120,000,000
Credit Agricole Corporate and Investment Bank, 4.38%, dated 6/30/25, due 7/1/25, repurchase price $350,000,090, collateralized by various U.S. Government Treasury Securities, ranging from 0.375%-4.625%, maturing 1/31/26-1/31/29; total market value $357,000,092.	350,000,000	350,000,000

Total Repurchase Agreements		1,514,000,000

U.S. Government Agency Securities (17.5%)
FHLB
4.21%, 7/8/25 (o)(p)	7,300,000	7,294,024
4.21%, 7/9/25 (o)(p)	7,300,000	7,293,170
4.22%, 7/11/25 (o)(p)	24,110,000	24,081,763
4.24%, 7/18/25 (o)(p)	10,000,000	9,980,034
4.23%, 7/23/25 (o)(p)	10,200,000	10,173,727
(SOFR + 0.01%), 4.40%, 7/28/25 (k)	10,000,000	10,000,000
(SOFR + 0.01%), 4.40%, 8/11/25 (k)	40,000,000	40,000,000
4.21%, 8/27/25 (o)(p)	3,000,000	2,980,159
4.26%, 9/5/25 (o)(p)	45,300,000	44,948,782
(SOFR + 0.01%), 4.40%, 10/2/25 (k)	14,600,000	14,600,000
(SOFR + 0.02%), 4.41%, 10/17/25 (k)	51,000,000	51,000,000
4.20%, 11/5/25 (o)(p)	6,900,000	6,799,226
4.20%, 11/13/25 (o)(p)	6,700,000	6,596,108
(SOFR + 0.00%), 4.39%, 12/11/25 (k)	32,000,000	32,000,000
(SOFR + 0.00%), 4.39%, 12/17/25 (k)	33,000,000	33,000,000
(SOFR + 0.00%), 4.39%, 12/18/25 (k)	42,000,000	42,000,000
(SOFR + 0.00%), 4.40%, 1/5/26 (k)	35,000,000	35,000,000
4.42%, 2/9/26	15,000,000	15,000,000
4.44%, 2/9/26	12,000,000	12,000,000
4.33%, 4/15/26	16,000,000	16,000,000
4.35%, 4/17/26	7,100,000	7,100,000
4.25%, 4/20/26	14,200,000	14,200,000
4.21%, 5/28/26	14,600,000	14,600,000
4.16%, 6/9/26	14,600,000	14,600,000

Total U.S. Government Agency Securities		471,246,993

U.S. Treasury Obligations (28.9%)
U.S. Treasury Bills 4.05%, 7/1/25 (p)	175,000,000	175,000,000
4.14%, 7/3/25 (p)	24,000,000	23,994,487
4.19%, 7/17/25 (p)	10,000,000	9,981,422
4.05%, 10/9/25 (p)	33,000,000	32,632,778
4.11%, 10/16/25 (p)	20,000,000	19,758,655
0.00%, 10/28/25 (p)	30,000,000	29,583,996
4.14%, 10/30/25 (p)	37,300,000	36,788,926
4.15%, 11/6/25 (p)	27,700,000	27,297,180
4.17%, 11/13/25 (p)	34,600,000	34,066,959
4.20%, 11/20/25 (p)	10,400,000	10,230,373
4.25%, 11/28/25 (p)	45,500,000	44,708,846
4.23%, 12/4/25 (p)	25,500,000	25,041,425
4.23%, 12/11/25 (p)	18,700,000	18,348,622
4.24%, 12/18/25 (p)	14,000,000	13,725,308
4.15%, 12/26/25 (p)	29,000,000	28,416,407
0.00%, 1/2/26 (p)	13,000,000	12,728,398
4.12%, 1/22/26 (p)	30,000,000	29,312,396
4.16%, 2/19/26 (p)	18,000,000	17,528,175
4.06%, 3/19/26 (p)	15,700,000	15,250,960
4.07%, 5/14/26 (p)	19,700,000	19,018,265
U.S. Treasury Notes 0.25%, 10/31/25	4,800,000	4,732,541
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 4.41%, 10/31/25 (k)	65,000,000	65,020,921
5.00%, 10/31/25	3,300,000	3,306,534
2.88%, 11/30/25	3,000,000	2,980,030
4.88%, 11/30/25	4,300,000	4,308,733
(US Treasury 3 Month Bill Money Market Yield + 0.25%), 4.48%, 1/31/26 (k)	30,000,000	30,021,396
0.50%, 2/28/26	5,200,000	5,069,937
4.63%, 2/28/26	20,300,000	20,344,973
4.50%, 3/31/26	4,000,000	4,010,401
4.88%, 5/31/26	4,000,000	4,024,147
0.88%, 6/30/26	3,600,000	3,485,683

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
4.63%, 6/30/26	$6,000,000	$6,026,964

Total U.S. Treasury Obligations		776,745,838

Total Investments in Securities (102.7%) (Amortized Cost $2,761,992,831)		2,761,992,831
Other Assets Less Liabilities (-2.7%)		(73,144,238)

Net Assets (100%)		$2,688,848,593

Federal Income Tax Cost of Investments		$2,761,992,831

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2025.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2025.
(p)	Yield to maturity.

Glossary:

FHLB	— Federal Home Loan Bank
SOFR	— Secured Overnight Financing Rate

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments
Repurchase Agreements	$—	$1,514,000,000	$—	$1,514,000,000
U.S. Government Agency Securities	—	120,146,993	—	120,146,993
U.S. Treasury Obligations	—	623,413,578	—	623,413,578
U.S. Government Agency Securities
U.S. Government Agency Securities	—	351,100,000	—	351,100,000
U.S. Treasury Obligations
U.S. Treasury Obligations	—	153,332,260	—	153,332,260

Total Assets	$—	$2,761,992,831	$—	$2,761,992,831

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,761,992,831	$—	$2,761,992,831

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value:
Unaffiliated Issuers (Cost $1,247,992,831)	$1,247,992,831
Repurchase Agreements (Cost $1,514,000,000)	1,514,000,000
Cash	2,229,818
Dividends, interest and other receivables	3,667,931
Other assets	31,016

Total assets	2,767,921,596

LIABILITIES
Payable for securities purchased	77,312,393
Investment management fees payable	685,631
Distribution fees payable – Class IB	412,251
Administrative fees payable	196,760
Distribution fees payable – Class IA	137,838
Trustees’ fees payable	4,518
Accrued expenses	323,612

Total liabilities	79,073,003

Commitments and contingent liabilities^
NET ASSETS	$2,688,848,593

Net assets were comprised of:
Paid in capital	$2,688,832,855
Total distributable earnings (loss)	15,738

Net assets	$2,688,848,593

Class IA
Net asset value, offering and redemption price per share, $665,453,283 / 664,953,394 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

Class IB
Net asset value, offering and redemption price per share, $2,023,395,310 / 2,023,158,588 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest	$56,931,195

Total income	56,931,195

EXPENSES
Investment management fees	4,067,514
Distribution fees – Class IB	2,417,000
Administrative fees	1,181,219
Distribution fees – Class IA	839,147
Printing and mailing expenses	97,411
Professional fees	79,129
Trustees’ fees	43,090
Custodian fees	38,732
Miscellaneous	25,946

Total expenses	8,789,188

NET INVESTMENT INCOME (LOSS)	48,142,007

REALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	3,987

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,987

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$48,145,994

See Notes to Financial Statements.

1093

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$48,142,007	$107,912,516
Net realized gain (loss)	3,987	463,932

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	48,145,994	108,376,448

Distributions to shareholders:
Class IA	(12,407,367)	(28,275,669)
Class IB	(35,734,640)	(80,089,028)

Total distributions to shareholders	(48,142,007)	(108,364,697)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 274,130,367 and 413,536,301 shares, respectively ]	274,336,260	413,909,202
Capital shares issued in reinvestment of dividends [ 12,398,047 and 28,250,238 shares, respectively ]	12,407,367	28,275,669
Capital shares repurchased [ (236,051,774) and (442,733,664) shares, respectively ]	(236,229,357)	(443,136,842)

Total Class IA transactions	50,514,270	(951,971)

Class IB
Capital shares sold [ 12,990,544,902 and 23,446,603,888 shares, respectively ]	12,992,061,630	23,454,366,127
Capital shares issued in reinvestment of dividends [ 35,730,471 and 80,063,032 shares, respectively ]	35,734,640	80,089,028
Capital shares repurchased [ (12,897,966,116) and (23,169,548,088) shares, respectively ]	(12,899,472,701)	(23,177,455,244)

Total Class IB transactions	128,323,569	356,999,911

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	178,837,839	356,047,940

TOTAL INCREASE (DECREASE) IN NET ASSETS	178,841,826	356,059,691
NET ASSETS:
Beginning of period	2,510,006,767	2,153,947,076

End of period	$2,688,848,593	$2,510,006,767

See Notes to Financial Statements.

1094

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.05	0.04	0.01	—	—	#
Net realized and unrealized gain (loss)	— #	— #	—	— #	— #	—	#

Total from investment operations	0.02	0.05	0.04	0.01	— #	—	#

Less distributions:
Dividends from net investment income	(0.02)	(0.05)	(0.04)	(0.01)	—	—	#
Distributions from net realized gains	—	— #	—	— #	— #	—	#

Total dividends and distributions	(0.02)	(0.05)	(0.04)	(0.01)	— #	—	#

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (b)	1.85%	4.65%	4.47%	1.11%	0.16%	0.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$665,453	$614,938	$615,877	$435,756	$330,232	$364,115
Ratio of expenses to average net assets:
After waivers (a)	0.68%	0.68%	0.69%	0.52%	0.04%	0.32%
Before waivers (a)	0.68%	0.68%	0.69%	0.69%	0.70%	0.71%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	3.70%	4.53%	4.42%	1.17%	—%	0.18%
Before waivers (a)	3.70%	4.53%	4.42%	0.99%	(0.65)%	(0.22)%

Class IB	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.05	0.04	0.01	—	—	#
Net realized and unrealized gain (loss)	— #	— #	—	— #	— #	—	#

Total from investment operations	0.02	0.05	0.04	0.01	— #	—	#

Less distributions:
Dividends from net investment income	(0.02)	(0.05)	(0.04)	(0.01)	—	—	#
Distributions from net realized gains	—	— #	—	— #	— #	—	#

Total dividends and distributions	(0.02)	(0.05)	(0.04)	(0.01)	— #	—	#

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return (b)	1.85%	4.65%	4.47%	1.11%	0.16%	0.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,023,395	$1,895,069	$1,538,070	$1,283,116	$1,183,684	$1,268,907
Ratio of expenses to average net assets:
After waivers (a)	0.67%	0.68%	0.69%	0.52%	0.04%	0.31%
Before waivers (a)	0.67%	0.68%	0.69%	0.69%	0.70%	0.71%
Ratio of net investment income (loss) to average net assets:
After waivers (a)	3.70%	4.52%	4.40%	1.14%	—%	0.18%
Before waivers (a)	3.70%	4.52%	4.40%	0.97%	(0.65)%	(0.21)%
#	Per share amount is less than $0.005.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

1095

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.7%)
Diversified Telecommunication Services (0.3%)
Anterix, Inc.*	2,094	$53,711
Bandwidth, Inc., Class A*	1,040	16,536
Cogent Communications Holdings, Inc.	7,319	352,849
Globalstar, Inc.*	8,136	191,603
IDT Corp., Class B	2,046	139,783
Lumen Technologies, Inc.*	136,665	598,592

		1,353,074

Entertainment (0.3%)
Atlanta Braves Holdings, Inc., Class A*	1,237	60,873
Atlanta Braves Holdings, Inc., Class C*	7,383	345,303
Cinemark Holdings, Inc.	17,279	521,480
CuriosityStream, Inc.	4,753	26,759
Golden Matrix Group, Inc. (x)*	2,920	4,964
IMAX Corp. (x)*	7,082	198,013
LiveOne, Inc.*	616	465
Madison Square Garden Entertainment Corp., Class A*	6,424	256,767
Playtika Holding Corp.	2,182	10,321
Vivid Seats, Inc., Class A*	6,951	11,747

		1,436,692

Interactive Media & Services (0.7%)
Arena Group Holdings, Inc. (The)*	1,864	11,557
Bumble, Inc., Class A (x)*	1,281	8,442
Cargurus, Inc., Class A*	13,358	447,092
EverQuote, Inc., Class A*	4,431	107,142
fuboTV, Inc. (x)*	54,013	208,490
Grindr, Inc.*	5,423	123,102
MediaAlpha, Inc., Class A*	5,408	59,218
QuinStreet, Inc.*	8,576	138,074
Rumble, Inc. (x)*	2,974	26,706
Travelzoo*	994	12,654
TripAdvisor, Inc. (x)*	9,019	117,698
Vimeo, Inc.*	10,635	42,965
VTEX, Class A*	9,317	61,492
Yelp, Inc., Class A*	9,989	342,323
ZipRecruiter, Inc., Class A*	10,887	54,544
ZoomInfo Technologies, Inc., Class A*	123,402	1,248,828

		3,010,327

Media (0.3%)
Altice USA, Inc., Class A*	6,235	13,343
Boston Omaha Corp., Class A (x)*	265	3,721
Cardlytics, Inc. (x)*	351	577
Emerald Holding, Inc. (x)	2,156	10,457
Entravision Communications Corp., Class A	1,743	4,044
Gambling.com Group Ltd.*	2,796	33,244
Gannett Co., Inc.*	20,449	73,207
Ibotta, Inc., Class A*	2,111	77,263
Integral Ad Science Holding Corp.*	2,099	17,443
John Wiley & Sons, Inc., Class A	6,294	280,901
Magnite, Inc. (x)*	22,709	547,741
Stagwell, Inc., Class A (x)*	18,532	83,394
TechTarget, Inc.*	451	3,504
Thryv Holdings, Inc.*	5,824	70,820

		1,219,659

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	11,098	162,919

Total Communication Services		7,182,671

Consumer Discretionary (15.5%)
Automobile Components (0.5%)
Dorman Products, Inc.*	4,474	548,826
Fox Factory Holding Corp.*	1,693	43,916
LCI Industries	444	40,488
Luminar Technologies, Inc., Class A (x)*	3,600	10,332
Modine Manufacturing Co.*	8,502	837,447
Patrick Industries, Inc.	5,265	485,802
Solid Power, Inc. (x)*	3,222	7,056
XPEL, Inc. (m)*	3,872	139,005

		2,112,872

Automobiles (0.0%)†
Livewire Group, Inc. (x)*	5,928	27,269

Broadline Retail (2.7%)
1stdibs.com, Inc.*	123	338
Global-e Online Ltd.*	347,131	11,642,774
Groupon, Inc. (x)*	4,054	135,606
Savers Value Village, Inc.*	3,630	37,026

		11,815,744

Diversified Consumer Services (0.9%)
Adtalem Global Education, Inc.*	5,970	759,563
American Public Education, Inc.*	2,662	81,085
Carriage Services, Inc., Class A	2,287	104,607
Coursera, Inc.*	22,706	198,905
European Wax Center, Inc., Class A*	4,653	26,196
Frontdoor, Inc.*	12,070	711,406
KinderCare Learning Cos., Inc.*	5,071	51,217
Laureate Education, Inc.*	7,365	172,194
Lincoln Educational Services Corp.*	4,785	110,294
Mister Car Wash, Inc.*	14,424	86,688
Nerdy, Inc. (x)*	9,349	15,239
OneSpaWorld Holdings Ltd.	15,443	314,883
Stride, Inc.*	6,930	1,006,167
Udemy, Inc.*	15,711	110,448
Universal Technical Institute, Inc.*	7,223	244,787
Zspace, Inc.*	561	1,829

		3,995,508

Hotels, Restaurants & Leisure (5.2%)
Accel Entertainment, Inc., Class A*	8,474	99,739
Bally’s Corp.*	1,162	11,132
BJ’s Restaurants, Inc.*	2,202	98,209
Bloomin’ Brands, Inc.	8,537	73,504
Brinker International, Inc.*	7,180	1,294,769
Cheesecake Factory, Inc. (The) (x)	95,291	5,970,934
Cracker Barrel Old Country Store, Inc. (x)	991	60,530
Dave & Buster’s Entertainment, Inc. (x)*	4,404	132,472
Denny’s Corp.*	723	2,964
Dine Brands Global, Inc. (x)	350	8,516
Everi Holdings, Inc.*	13,682	194,832
First Watch Restaurant Group, Inc.*	6,586	105,639
Genius Sports Ltd.*	35,875	373,100
Global Business Travel Group I (x)*	13,646	85,970
Hilton Grand Vacations, Inc. (x)*	9,907	411,438
Inspired Entertainment, Inc.*	4,280	34,968
Jack in the Box, Inc. (x)	2,574	44,942

See Notes to Financial Statements.

1096

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Krispy Kreme, Inc. (x)	1,668	$4,854
Kura Sushi USA, Inc., Class A (x)*	1,043	89,781
Life Time Group Holdings, Inc.*	22,010	667,563
Lindblad Expeditions Holdings, Inc.*	6,068	70,814
Monarch Casino & Resort, Inc.	2,084	180,141
Nathan’s Famous, Inc.	372	41,136
ONE Group Hospitality, Inc. (The)*	309	1,252
Papa John’s International, Inc.	463	22,659
PlayAGS, Inc.*	6,298	78,662
Potbelly Corp.*	3,673	44,994
Pursuit Attractions and Hospitality, Inc.*	240	6,919
RCI Hospitality Holdings, Inc.	834	31,792
Red Rock Resorts, Inc., Class A	4,407	229,296
Rush Street Interactive, Inc.*	14,426	214,947
Sabre Corp.*	15,419	48,724
Serve Robotics, Inc. (x)*	5,072	58,024
Shake Shack, Inc., Class A*	41,638	5,854,303
Six Flags Entertainment Corp. (x)*	12,420	377,941
Super Group SGHC Ltd.	25,925	284,397
Sweetgreen, Inc., Class A (x)*	336,963	5,014,009
United Parks & Resorts, Inc.*	4,165	196,380
Xponential Fitness, Inc., Class A*	4,433	33,203

		22,555,449

Household Durables (0.8%)
Cavco Industries, Inc.*	1,238	537,824
Champion Homes, Inc.*	8,756	548,213
Dream Finders Homes, Inc., Class A*	1,184	29,754
Green Brick Partners, Inc.*	1,729	108,720
Installed Building Products, Inc.	3,795	684,314
Lovesac Co. (The)*	1,403	25,535
Sonos, Inc.*	17,566	189,889
United Homes Group, Inc.*	236	684
Victoria plc (x)*	1,139,746	1,142,065

		3,266,998

Leisure Products (2.1%)
Acushnet Holdings Corp. (x)	4,577	333,297
Latham Group, Inc.*	6,386	40,743
Marine Products Corp.	682	5,804
Peloton Interactive, Inc., Class A*	1,240,421	8,608,522
Sturm Ruger & Co., Inc.	936	33,602

		9,021,968

Specialty Retail (3.0%)
Abercrombie & Fitch Co., Class A*	7,642	633,140
Arhaus, Inc., Class A*	8,267	71,675
Arko Corp.	1,171	4,953
BARK, Inc.*	11,578	10,183
Beyond, Inc.*	22,550	155,144
Boot Barn Holdings, Inc.*	4,989	758,328
Buckle, Inc. (The)	4,818	218,496
Build-A-Bear Workshop, Inc.	1,963	101,212
Camping World Holdings, Inc., Class A	9,784	168,187
Envela Corp.*	1,074	6,573
EVgo, Inc., Class A*	4,024	14,688
Floor & Decor Holdings, Inc., Class A*	57,400	4,360,104
Genesco, Inc.*	102	2,008
Group 1 Automotive, Inc.	893	389,982
Leslie’s, Inc. (x)*	1,716	721
MarineMax, Inc.*	250	6,285
Petco Health & Wellness Co., Inc., Class A (x)*	2,276	6,441
RealReal, Inc. (The)*	3,990	19,112
Revolve Group, Inc., Class A*	6,558	131,488
RH*	8,733	1,650,624
Sonic Automotive, Inc., Class A	858	68,580
Stitch Fix, Inc., Class A*	1,719	6,360
ThredUp, Inc., Class A*	14,742	110,418
Tile Shop Holdings, Inc. (x)*	1,290	8,205
Upbound Group, Inc.	3,004	75,400
Urban Outfitters, Inc.*	3,587	260,201
Victoria’s Secret & Co.*	3,075	56,949
Warby Parker, Inc., Class A*	15,936	349,477
Wayfair, Inc., Class A*	66,717	3,411,907

		13,056,841

Textiles, Apparel & Luxury Goods (0.3%)
Ermenegildo Zegna NV (x)	9,973	85,269
Figs, Inc., Class A*	14,322	80,776
Hanesbrands, Inc.*	56,280	257,762
Kontoor Brands, Inc.	7,242	477,755
Steven Madden Ltd.	1,052	25,227
Wolverine World Wide, Inc.	13,077	236,432

		1,163,221

Total Consumer Discretionary		67,015,870

Consumer Staples (6.0%)
Beverages (1.6%)
Celsius Holdings, Inc.*	135,682	6,294,288
National Beverage Corp.*	3,905	168,852
Vita Coco Co., Inc. (The)*	6,519	235,336
Zevia PBC, Class A*	5,103	16,432

		6,714,908

Consumer Staples Distribution & Retail (0.2%)
Chefs’ Warehouse, Inc. (The)*	5,915	377,436
Guardian Pharmacy Services, Inc., Class A (x)*	2,051	43,707
Natural Grocers by Vitamin Cottage, Inc.	2,066	81,091
PriceSmart, Inc.	4,154	436,336
Sprouts Farmers Market, Inc.*	228	37,538

		976,108

Food Products (0.6%)
Beyond Meat, Inc.*	1,158	4,041
BRC, Inc., Class A (x)*	12,025	15,753
Calavo Growers, Inc.	2,484	66,050
Cal-Maine Foods, Inc.	7,450	742,243
Forafric Global plc*	520	4,056
J & J Snack Foods Corp.	2,529	286,814
John B Sanfilippo & Son, Inc.	764	48,315
Lancaster Colony Corp.	3,262	563,576
Lifeway Foods, Inc.*	927	22,851
Mama’s Creations, Inc.*	5,796	48,107
Simply Good Foods Co. (The)*	9,766	308,508
SunOpta, Inc.*	15,249	88,444
Tootsie Roll Industries, Inc.	2,630	87,973
Vital Farms, Inc.*	5,614	216,251
Westrock Coffee Co. (x)*	6,005	34,409
WK Kellogg Co. (x)	9,348	149,007

		2,686,398

See Notes to Financial Statements.

1097

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Household Products (0.2%)
Energizer Holdings, Inc.	8,454	$170,433
Oil-Dri Corp. of America	1,270	74,917
WD-40 Co.	2,209	503,851

		749,201

Personal Care Products (3.4%)
Beauty Health Co. (The)*	15,525	29,653
FitLife Brands, Inc.*	545	7,096
Herbalife Ltd. (x)*	12,104	104,336
Honest Co., Inc. (The)*	7,574	38,552
Interparfums, Inc.	2,979	391,172
Lifevantage Corp.	1,297	16,965
Nature’s Sunshine Products, Inc.*	374	5,531
Oddity Tech Ltd., Class A*	187,927	14,182,851

		14,776,156

Tobacco (0.0%)†
Ispire Technology, Inc. (x)*	2,297	5,880
Turning Point Brands, Inc.	2,460	186,394

		192,274

Total Consumer Staples		26,095,045

Energy (1.8%)
Energy Equipment & Services (0.8%)
Archrock, Inc.	26,938	668,871
Aris Water Solutions, Inc., Class A	5,002	118,297
Atlas Energy Solutions, Inc. (x)	9,077	121,359
Cactus, Inc., Class A	11,107	485,598
ChampionX Corp.	26,470	657,515
DMC Global, Inc.*	597	4,812
Energy Services of America Corp.	1,682	16,719
Flowco Holdings, Inc., Class A	1,641	29,226
Helix Energy Solutions Group, Inc.*	5,223	32,592
Kodiak Gas Services, Inc.	8,744	299,657
National Energy Services Reunited Corp.*	971	5,845
Natural Gas Services Group, Inc.*	305	7,872
Oceaneering International, Inc.*	13,447	278,622
Seadrill Ltd.*	3,721	97,676
Select Water Solutions, Inc., Class A	731	6,316
Solaris Energy Infrastructure, Inc., Class A (x)	5,907	167,109
Tidewater, Inc.*	7,807	360,137

		3,358,223

Oil, Gas & Consumable Fuels (1.0%)
Calumet, Inc.*	1,165	18,354
Centrus Energy Corp., Class A (x)*	1,858	340,348
Comstock Resources, Inc.*	8,374	231,708
Core Natural Resources, Inc.	2,959	206,361
CVR Energy, Inc.	5,120	137,472
Delek US Holdings, Inc.	9,888	209,428
Empire Petroleum Corp.*	1,921	10,143
Energy Fuels, Inc.*	8,993	51,710
Evolution Petroleum Corp. (x)	4,531	21,296
FLEX LNG Ltd.	817	17,958
Gulfport Energy Corp.*	2,464	495,683
Hallador Energy Co.*	4,678	74,053
Infinity Natural Resources, Inc., Class A*	494	9,045
Kinetik Holdings, Inc., Class A	5,213	229,633
Kolibri Global Energy, Inc.*	1,121	7,679
Lightbridge Corp.*	2,348	31,393
Magnolia Oil & Gas Corp., Class A	6,288	141,354
NextDecade Corp.*	21,668	193,062
OPAL Fuels, Inc., Class A*	2,804	6,786
Par Pacific Holdings, Inc.*	2,473	65,609
REX American Resources Corp.*	579	28,203
Riley Exploration Permian, Inc.	494	12,958
Sable Offshore Corp. (x)*	58,793	1,292,270
Uranium Energy Corp. (x)*	69,004	469,227
Ur-Energy, Inc.*	2,862	3,005
VAALCO Energy, Inc.	1,156	4,173
World Kinect Corp. (x)	1,173	33,254

		4,342,165

Total Energy		7,700,388

Financials (8.0%)
Banks (1.5%)
Amerant Bancorp, Inc., Class A	2,491	45,411
Arrow Financial Corp.	257	6,790
Axos Financial, Inc.*	1,092	83,036
Banc of California, Inc.	1,465	20,583
BancFirst Corp.	3,122	385,942
Bancorp, Inc. (The)*	7,394	421,236
Bank First Corp.	244	28,707
Bank of Hawaii Corp.	4,984	336,570
Bank7 Corp.	12	502
Bankwell Financial Group, Inc.	178	6,413
Bridgewater Bancshares, Inc.*	1,565	24,899
California Bancorp*	477	7,518
Capital Bancorp, Inc.	430	14,439
Carter Bankshares, Inc.*	629	10,907
Citizens Financial Services, Inc. (x)	54	3,171
City Holding Co.	1,472	180,202
Coastal Financial Corp.*	2,093	202,749
Columbia Financial, Inc.*	331	4,803
Community Financial System, Inc.	1,934	109,987
Community West Bancshares	554	10,809
ConnectOne Bancorp, Inc.	1,940	44,930
Customers Bancorp, Inc.*	378	22,204
Dime Community Bancshares, Inc.	1,225	33,001
Eagle Bancorp, Inc.	971	18,915
Esquire Financial Holdings, Inc.	1,178	111,509
Finwise Bancorp*	747	11,212
First Bancorp	13,957	290,724
First Business Financial Services, Inc.	157	7,954
First Community Corp.	305	7,436
First Financial Bankshares, Inc.	21,950	789,761
First Financial Corp.	281	15,227
First Internet Bancorp	716	19,260
First Merchants Corp.	573	21,946
First Western Financial, Inc.*	337	7,603
Five Star Bancorp	1,602	45,721
GBank Financial Holdings, Inc.*	169	5,984
Glacier Bancorp, Inc.	3,904	168,184
Greene County Bancorp, Inc.	773	17,176
Guaranty Bancshares, Inc.	148	6,281
Hingham Institution For Savings (The)	27	6,705
Hope Bancorp, Inc.	1,435	15,398
International Bancshares Corp.	1,019	67,825
Lakeland Financial Corp.	2,303	141,519

See Notes to Financial Statements.

1098

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
LINKBANCORP, Inc.	899	$6,572
Live Oak Bancshares, Inc.	2,533	75,483
Meridian Corp.	533	6,870
Metrocity Bankshares, Inc.	1,918	54,816
Metropolitan Bank Holding Corp.*	368	25,760
NBT Bancorp, Inc.	532	22,105
Nicolet Bankshares, Inc.	638	78,780
Northeast Bank	715	63,628
Northfield Bancorp, Inc.	869	9,976
Northrim Bancorp, Inc.	472	44,019
Old National Bancorp	6,342	135,338
Old Point Financial Corp.	268	10,519
OP Bancorp	521	6,768
Orange County Bancorp, Inc.	427	11,034
Origin Bancorp, Inc.	300	10,722
Pathward Financial, Inc.	3,778	298,915
Patriot National Bancorp, Inc.*	6,864	10,433
PCB Bancorp	307	6,441
Peapack-Gladstone Financial Corp.	1,037	29,295
Peoples Financial Services Corp.	213	10,516
Princeton Bancorp, Inc.	209	6,383
ServisFirst Bancshares, Inc.	8,368	648,604
Shore Bancshares, Inc.	1,243	19,540
SmartFinancial, Inc.	405	13,681
Southern Missouri Bancorp, Inc.	131	7,176
Stock Yards Bancorp, Inc.	4,020	317,500
Texas Capital Bancshares, Inc.*	1,015	80,591
Triumph Financial, Inc.*	1,670	92,034
UMB Financial Corp.	1,056	111,049
Union Bankshares, Inc.	531	14,135
Unity Bancorp, Inc.	554	26,082
USCB Financial Holdings, Inc.	468	7,741
Valley National Bancorp	19,706	175,975
WesBanco, Inc.	988	31,250
West Bancorp, Inc.	414	8,127

		6,259,007

Capital Markets (2.5%)
Acadian Asset Management, Inc.	4,593	161,857
Artisan Partners Asset Management, Inc., Class A	5,883	260,794
Bakkt Holdings, Inc., Class A*	364	5,078
BGC Group, Inc., Class A	58,353	596,951
Cantor Equity Partners, Inc. (r)*	196,809	4,648,924
Cohen & Steers, Inc.	4,218	317,826
Diamond Hill Investment Group, Inc.	158	22,959
Donnelley Financial Solutions, Inc.*	3,111	191,793
GCM Grosvenor, Inc., Class A (x)	6,991	80,816
Hamilton Lane, Inc., Class A	256	36,383
Marex Group plc	3,577	141,184
Moelis & Co., Class A	9,398	585,683
P10, Inc., Class A	5,865	59,940
Patria Investments Ltd., Class A	10,073	141,627
Perella Weinberg Partners, Class A	10,052	195,210
Piper Sandler Cos.	2,869	797,410
PJT Partners, Inc., Class A	3,792	625,718
StepStone Group, Inc., Class A	10,290	571,095
StoneX Group, Inc.*	7,355	670,335
Value Line, Inc.	129	5,050
Victory Capital Holdings, Inc., Class A	7,319	466,001
WisdomTree, Inc. (x)	19,985	230,027

		10,812,661

Consumer Finance (0.7%)
Atlanticus Holdings Corp.*	117	6,406
Dave, Inc.*	1,504	403,689
Enova International, Inc.*	3,990	444,965
FirstCash Holdings, Inc.	6,453	872,058
LendingTree, Inc.*	1,718	63,686
NerdWallet, Inc., Class A*	6,792	74,508
OppFi, Inc.	3,923	54,883
Regional Management Corp.	259	7,565
Upstart Holdings, Inc. (x)*	13,663	883,723

		2,811,483

Financial Services (2.2%)
AvidXchange Holdings, Inc.*	27,808	272,240
Burford Capital Ltd.	396,975	5,660,863
Cantaloupe, Inc.*	8,863	97,404
Cass Information Systems, Inc.	1,740	75,603
Evertec, Inc.	10,411	375,317
Federal Agricultural Mortgage Corp., Class C	1,404	272,769
Flywire Corp.*	17,208	201,334
International Money Express, Inc.*	4,249	42,872
Marqeta, Inc., Class A*	28,632	166,925
Mr Cooper Group, Inc.*	159	23,724
NCR Atleos Corp.*	11,863	338,451
Pagseguro Digital Ltd., Class A	17,812	171,708
Payoneer Global, Inc.*	45,133	309,161
Paysign, Inc.*	5,873	42,286
Priority Technology Holdings, Inc.*	4,228	32,894
Remitly Global, Inc.*	25,148	472,028
Sezzle, Inc.*	2,183	391,303
StoneCo Ltd., Class A*	39,308	630,500

		9,577,382

Insurance (1.1%)
American Coastal Insurance Corp.	2,191	24,364
AMERISAFE, Inc.	1,717	75,084
Baldwin Insurance Group, Inc. (The), Class A*	11,410	488,462
Bowhead Specialty Holdings, Inc.*	2,578	96,752
Crawford & Co., Class A	2,841	30,058
F&G Annuities & Life, Inc.	161	5,149
Goosehead Insurance, Inc., Class A	3,068	323,705
HCI Group, Inc.	1,393	212,015
Heritage Insurance Holdings, Inc.*	2,813	70,156
Hippo Holdings, Inc. (x)*	1,572	43,906
Investors Title Co. (x)	32	6,762
Kestrel Group Ltd.	259	6,869
Kingstone Cos., Inc.*	1,261	19,432
Kingsway Financial Services, Inc. (x)*	2,929	39,659
Lemonade, Inc. (x)*	9,029	395,560
Oscar Health, Inc., Class A (x)*	29,715	637,090
Palomar Holdings, Inc.*	4,283	660,653
Root, Inc., Class A (x)*	1,727	221,004
Selective Insurance Group, Inc.	8,720	755,588
Selectquote, Inc.*	15,959	37,982
SiriusPoint Ltd.*	893	18,208
Skyward Specialty Insurance Group, Inc.*	5,802	335,298
Tiptree, Inc., Class A	1,192	28,107
Trupanion, Inc.*	6,027	333,594
Universal Insurance Holdings, Inc.	1,034	28,673

		4,894,130

See Notes to Financial Statements.

1099

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Mortgage Real Estate Investment Trusts (REITs) (0.0%)†
Angel Oak Mortgage REIT, Inc. (REIT)	604	$5,690
Apollo Commercial Real Estate Finance, Inc. (REIT)	11,457	110,904
Two Harbors Investment Corp. (REIT)	8,785	94,614

		211,208

Total Financials		34,565,871

Health Care (20.6%)
Biotechnology (10.1%)
89bio, Inc.*	6,925	68,003
Abeona Therapeutics, Inc.*	6,687	37,982
Absci Corp. (x)*	13,999	35,977
ACADIA Pharmaceuticals, Inc.*	20,174	435,153
Actinium Pharmaceuticals, Inc.*	280	392
Actuate Therapeutics, Inc.*	731	4,466
ADC Therapeutics SA (x)*	11,741	31,466
ADMA Biologics, Inc.*	37,578	684,295
Akebia Therapeutics, Inc.*	5,014	18,251
Akero Therapeutics, Inc.*	11,330	604,569
Aldeyra Therapeutics, Inc.*	7,154	27,400
Alector, Inc.*	1,562	2,187
Alkermes plc*	19,746	564,933
Altimmune, Inc. (x)*	12,548	48,561
ALX Oncology Holdings, Inc.*	779	323
Amicus Therapeutics, Inc.*	45,211	259,059
AnaptysBio, Inc.*	3,174	70,463
Anavex Life Sciences Corp. (x)*	13,548	124,913
Apogee Therapeutics, Inc.*	5,180	224,967
Applied Therapeutics, Inc.*	2,143	667
Arbutus Biopharma Corp. (x)*	1,673,006	5,169,589
Arcellx, Inc.*	5,941	391,215
Arcturus Therapeutics Holdings, Inc.*	1,609	20,933
Arcus Biosciences, Inc.*	8,286	67,448
Arcutis Biotherapeutics, Inc.*	17,516	245,574
Ardelyx, Inc.*	37,716	147,847
ArriVent Biopharma, Inc.*	3,742	81,463
Arrowhead Pharmaceuticals, Inc.*	19,598	309,648
ARS Pharmaceuticals, Inc. (x)*	8,896	155,235
Artiva Biotherapeutics, Inc. (x)*	263	397
Atossa Therapeutics, Inc.*	342	284
aTyr Pharma, Inc.*	11,919	60,429
Aura Biosciences, Inc. (x)*	1,934	12,107
Aurinia Pharmaceuticals, Inc.*	19,096	161,743
Avidity Biosciences, Inc.*	17,047	484,135
Avita Medical, Inc. (x)*	4,254	22,504
Beam Therapeutics, Inc.*	35,092	596,915
Benitec Biopharma, Inc.*	1,747	20,440
Bicara Therapeutics, Inc.*	364	3,382
BioCryst Pharmaceuticals, Inc.*	33,952	304,210
Biohaven Ltd.*	14,670	206,994
Biomea Fusion, Inc.*	205	369
Black Diamond Therapeutics, Inc.*	124	307
Blueprint Medicines Corp.*	10,377	1,330,124
Bridgebio Pharma, Inc.*	25,349	1,094,570
Bright Minds Biosciences, Inc.*	732	19,112
CAMP4 Therapeutics Corp. (x)*	320	464
Candel Therapeutics, Inc. (x)*	5,790	29,297
Capricor Therapeutics, Inc. (x)*	6,244	62,003
Cardiff Oncology, Inc. (x)*	3,999	12,597
CareDx, Inc.*	8,831	172,558
Cartesian Therapeutics, Inc.*	251	2,608
Catalyst Pharmaceuticals, Inc.*	18,767	407,244
Celcuity, Inc. (x)*	4,487	59,901
CervoMed, Inc. (x)*	159	999
CG oncology, Inc. (x)*	9,060	235,560
Cogent Biosciences, Inc.*	16,221	116,467
Coherus Oncology, Inc.*	4,547	3,325
Compass Therapeutics, Inc.*	7,902	20,545
Corbus Pharmaceuticals Holdings, Inc.*	193	1,332
Corvus Pharmaceuticals, Inc.*	8,494	33,976
Crinetics Pharmaceuticals, Inc.*	14,595	419,752
Cytokinetics, Inc.*	2,102	69,450
Day One Biopharmaceuticals, Inc.*	720	4,680
Denali Therapeutics, Inc.*	1,298	18,159
DiaMedica Therapeutics, Inc.*	4,190	16,341
Dianthus Therapeutics, Inc. (x)*	261	4,862
Disc Medicine, Inc.*	3,993	211,469
Dynavax Technologies Corp.*	16,911	167,757
Dyne Therapeutics, Inc.*	4,890	46,553
Elevation Oncology, Inc.*	829	304
Fennec Pharmaceuticals, Inc.*	722	5,993
Fibrobiologics, Inc.*	968	602
Foghorn Therapeutics, Inc.*	3,632	17,070
Galectin Therapeutics, Inc. (x)*	312	658
Geron Corp.*	98,275	138,568
Gossamer Bio, Inc.*	30,559	37,588
Greenwich Lifesciences, Inc. (x)*	902	8,181
Gyre Therapeutics, Inc. (x)*	2,166	15,920
Heron Therapeutics, Inc. (x)*	1,783	3,691
Humacyte, Inc.*	4,947	10,339
IGM Biosciences, Inc.*	447	501
ImmunityBio, Inc. (x)*	30,746	81,169
Immunome, Inc.*	11,738	109,163
Immunovant, Inc. (x)*	83,219	1,331,504
Inmune Bio, Inc. (x)*	2,734	6,316
Intellia Therapeutics, Inc.*	117,274	1,100,030
Ironwood Pharmaceuticals, Inc., Class A*	23,448	16,817
Janux Therapeutics, Inc.*	2,066	47,725
Jasper Therapeutics, Inc.*	72	400
KalVista Pharmaceuticals, Inc.*	5,925	66,982
Kiniksa Pharmaceuticals International plc, Class A*	632	17,487
Krystal Biotech, Inc.*	4,019	552,452
Kymera Therapeutics, Inc.*	7,524	328,347
Kyverna Therapeutics, Inc. (x)*	157	482
MacroGenics, Inc.*	767	928
Madrigal Pharmaceuticals, Inc.*	2,738	828,628
MannKind Corp.*	48,976	183,170
MeiraGTx Holdings plc (x)*	4,839	31,550
Mersana Therapeutics, Inc.*	2,617	775
Metagenomi, Inc.*	264	391
Metsera, Inc. (x)*	1,617	46,004
MiMedx Group, Inc.*	19,133	116,903
Mineralys Therapeutics, Inc.*	6,336	85,726
Mirum Pharmaceuticals, Inc.*	7,048	358,673
Monopar Therapeutics, Inc.*	651	23,293
Novavax, Inc. (x)*	20,182	127,147
Nuvalent, Inc., Class A*	6,973	532,040
Nuvectis Pharma, Inc.*	2,049	15,306

See Notes to Financial Statements.

1100

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Ocugen, Inc. (x)*	4,718	$4,578
Organogenesis Holdings, Inc., Class A (x)*	11,030	40,370
ORIC Pharmaceuticals, Inc. (x)*	2,110	21,416
Ovid therapeutics, Inc.*	2,218	732
Palvella Therapeutics, Inc.*	1,028	23,171
PepGen, Inc.*	529	587
Praxis Precision Medicines, Inc.*	244	10,260
Precigen, Inc. (x)*	22,594	32,083
ProKidney Corp., Class A (x)*	166,706	98,707
Protagonist Therapeutics, Inc.*	9,389	518,930
Protalix BioTherapeutics, Inc.*	11,071	16,385
Prothena Corp. plc*	629	3,818
PTC Therapeutics, Inc.*	10,237	499,975
Recursion Pharmaceuticals, Inc., Class A (x)*	103,928	525,876
Renovaro, Inc.*	2,724	787
Revolution Medicines, Inc.*	827	30,425
Rezolute, Inc.*	9,324	41,585
Rhythm Pharmaceuticals, Inc.*	8,856	559,611
Rigel Pharmaceuticals, Inc.*	2,853	53,437
Rocket Pharmaceuticals, Inc.*	2,193	5,373
Roivant Sciences Ltd. (x)*	925,183	10,426,812
Sana Biotechnology, Inc. (x)*	2,649	7,232
Savara, Inc. (x)*	20,376	46,457
Scholar Rock Holding Corp.*	12,094	428,369
SELLAS Life Sciences Group, Inc. (x)*	12,974	28,413
Shattuck Labs, Inc. (x)*	1,003	794
Sionna Therapeutics, Inc.*	1,486	25,782
Soleno Therapeutics, Inc.*	6,514	545,743
SpringWorks Therapeutics, Inc.*	11,795	554,247
Spyre Therapeutics, Inc.*	5,417	81,092
Stoke Therapeutics, Inc.*	6,645	75,421
Syndax Pharmaceuticals, Inc.*	12,640	118,374
Taysha Gene Therapies, Inc. (x)*	27,786	64,186
Tectonic Therapeutic, Inc.*	278	5,524
Tenaya Therapeutics, Inc.*	524	320
Tevogen Bio Holdings, Inc.*	4,688	5,860
TG Therapeutics, Inc.*	23,542	847,277
Travere Therapeutics, Inc.*	13,380	198,024
TriSalus Life Sciences, Inc.*	1,206	6,573
TuHURA Biosciences, Inc.*	3,558	7,934
Twist Bioscience Corp.*	9,633	354,398
UroGen Pharma Ltd. (x)*	5,137	70,377
Vera Therapeutics, Inc., Class A*	8,344	196,585
Veracyte, Inc.*	12,700	343,281
Verastem, Inc.*	4,213	17,484
Vericel Corp.*	8,169	347,591
Viridian Therapeutics, Inc.*	8,873	124,045
X4 Pharmaceuticals, Inc.*	213	405
Xenon Pharmaceuticals, Inc.*	12,303	385,084
XOMA Royalty Corp.*	116,272	2,930,054
Y-mAbs Therapeutics, Inc.*	5,654	25,500
Zura Bio Ltd., Class A*	852	895
Zymeworks, Inc.*	7,934	99,572

		43,375,534

Health Care Equipment & Supplies (3.6%)
Accuray, Inc.*	13,803	18,910
Alphatec Holdings, Inc.*	18,797	208,647
AngioDynamics, Inc.*	1,391	13,799
Anteris Technologies Global Corp. (x)*	3,427	12,988
Artivion, Inc.*	5,104	158,734
AtriCure, Inc.*	7,836	256,786
Axogen, Inc.*	6,898	74,843
Beta Bionics, Inc.*	1,854	26,994
Bioventus, Inc., Class A (x)*	7,437	49,233
Butterfly Network, Inc., Class A*	31,069	62,138
Ceribell, Inc. (x)*	4,025	75,388
Cerus Corp.*	30,290	42,709
ClearPoint Neuro, Inc.*	4,006	47,832
CVRx, Inc. (x)*	2,511	14,765
Delcath Systems, Inc.*	4,663	63,417
Electromed, Inc.*	1,066	23,441
Embecta Corp.	916	8,876
Fractyl Health, Inc.*	340	551
Glaukos Corp.*	9,066	936,427
Haemonetics Corp.*	8,170	609,564
ICU Medical, Inc.*	2,937	388,125
Inmode Ltd.*	83	1,199
Integer Holdings Corp.*	5,583	686,541
iRadimed Corp.	1,356	81,075
iRhythm Technologies, Inc.*	5,169	795,819
Kestra Medical Technologies Ltd.*	1,833	30,391
KORU Medical Systems, Inc.*	6,730	24,093
Lantheus Holdings, Inc.*	10,936	895,221
LeMaitre Vascular, Inc.	3,381	280,792
LENSAR, Inc.*	1,372	18,069
Lucid Diagnostics, Inc.*	5,416	6,228
Merit Medical Systems, Inc.*	8,818	824,307
Myomo, Inc.*	5,181	11,191
Neuronetics, Inc.*	5,834	20,361
NeuroPace, Inc.*	3,669	40,873
Novocure Ltd.*	16,477	293,291
OrthoPediatrics Corp.*	643	13,812
Outset Medical, Inc. (x)*	17,010	326,762
PROCEPT BioRobotics Corp.*	8,514	490,406
Pro-Dex, Inc.*	338	14,750
Pulmonx Corp.*	6,104	15,809
Pulse Biosciences, Inc. (x)*	2,794	42,161
QuidelOrtho Corp. (x)*	4,713	135,829
RxSight, Inc.*	6,171	80,223
Sanara Medtech, Inc. (x)*	571	16,211
SANUWAVE Health, Inc.*	849	27,898
Semler Scientific, Inc. (x)*	142,688	5,527,733
SI-BONE, Inc.*	6,155	115,837
Sight Sciences, Inc.*	6,812	28,134
STAAR Surgical Co. (x)*	6,959	116,772
Stereotaxis, Inc.*	7,720	16,366
Surmodics, Inc.*	2,238	66,491
Tandem Diabetes Care, Inc.*	10,842	202,095
TransMedics Group, Inc.*	5,388	722,046
Treace Medical Concepts, Inc.*	7,795	45,835
UFP Technologies, Inc. (x)*	1,219	297,631
Zynex, Inc. (x)*	484	1,249

		15,407,668

Health Care Providers & Services (4.2%)
Addus HomeCare Corp.*	1,416	163,109
agilon health, Inc.*	3,279,329	7,542,457
AirSculpt Technologies, Inc. (x)*	1,014	4,898
Alignment Healthcare, Inc.*	20,673	289,422
Ardent Health, Inc.*	243	3,319

See Notes to Financial Statements.

1101

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Astrana Health, Inc.*	6,612	$164,506
Aveanna Healthcare Holdings, Inc.*	6,204	32,447
BrightSpring Health Services, Inc.*	13,688	322,900
Brookdale Senior Living, Inc.*	32,849	228,629
Clover Health Investments Corp., Class A*	65,373	182,391
Community Health Systems, Inc. (x)*	13,336	45,342
Concentra Group Holdings Parent, Inc.	17,738	364,871
CorVel Corp.*	4,715	484,608
Ensign Group, Inc. (The)	9,105	1,404,537
GeneDx Holdings Corp., Class A*	3,044	280,992
Guardant Health, Inc.*	19,362	1,007,598
HealthEquity, Inc.*	13,839	1,449,774
Hims & Hers Health, Inc. (x)*	30,921	1,541,412
InfuSystem Holdings, Inc.*	191	1,192
Innovage Holding Corp.*	944	3,483
Joint Corp. (The)*	2,392	27,604
LifeStance Health Group, Inc.*	12,190	63,022
ModivCare, Inc. (x)*	209	652
Nano-X Imaging Ltd.*	2,554	13,204
National Research Corp.	1,965	33,012
NeoGenomics, Inc.*	2,102	15,366
Nutex Health, Inc.*	552	68,718
Oncology Institute, Inc. (The)*	9,392	19,254
Option Care Health, Inc.*	26,696	867,086
PACS Group, Inc.*	6,629	85,647
Pennant Group, Inc. (The)*	5,509	164,444
Performant Healthcare, Inc.*	8,359	33,436
Privia Health Group, Inc.*	18,619	428,237
Progyny, Inc.*	11,133	244,926
RadNet, Inc.*	8,789	500,182
Sonida Senior Living, Inc. (x)*	544	13,573
Talkspace, Inc.*	20,772	57,746
US Physical Therapy, Inc.	1,488	116,361
Viemed Healthcare, Inc.*	5,941	41,052

		18,311,409

Health Care Technology (0.4%)
Claritev Corp.*	1,126	50,816
Evolent Health, Inc., Class A*	6,211	69,936
HealthStream, Inc.	1,652	45,711
LifeMD, Inc.*	4,196	57,150
OptimizeRx Corp.*	2,590	34,965
Phreesia, Inc.*	9,182	261,320
Schrodinger, Inc.*	32,367	651,224
Simulations Plus, Inc.	2,563	44,724
Teladoc Health, Inc.*	5,647	49,185
TruBridge, Inc.*	1,608	37,659
Waystar Holding Corp.*	12,527	511,979

		1,814,669

Life Sciences Tools & Services (0.8%)
10X Genomics, Inc., Class A (x)*	51,820	600,076
Adaptive Biotechnologies Corp.*	24,224	282,210
Akoya Biosciences, Inc. (x)*	640	832
Alpha Teknova, Inc.*	1,623	7,969
BioLife Solutions, Inc.*	6,140	132,256
Codexis, Inc.*	10,779	26,301
CryoPort, Inc.*	1,807	13,480
Harvard Bioscience, Inc.*	648	287
Lifecore Biomedical, Inc.*	3,202	26,000
MaxCyte, Inc.*	468,628	1,021,609
Mesa Laboratories, Inc.	835	78,674
Niagen Bioscience, Inc.*	8,618	124,185
OmniAb, Inc. (Earn Out Shares) (r)*	226	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	1,487	2,587
Standard BioTools, Inc. (x)*	979,257	1,175,108

		3,491,574

Pharmaceuticals (1.5%)
Aardvark Therapeutics, Inc.*	376	5,084
Alto Neuroscience, Inc.*	358	788
Amneal Pharmaceuticals, Inc.*	21,411	173,215
Amphastar Pharmaceuticals, Inc.*	424	9,735
Amylyx Pharmaceuticals, Inc.*	7,993	51,235
ANI Pharmaceuticals, Inc.*	2,939	191,770
Aquestive Therapeutics, Inc. (x)*	4,982	16,491
Arvinas, Inc.*	1,122	8,258
ATAI Life Sciences NV (x)*	316,732	693,643
Avadel Pharmaceuticals plc (ADR) (x)*	14,767	130,688
Axsome Therapeutics, Inc.*	6,562	685,007
Biote Corp., Class A*	1,559	6,267
Cassava Sciences, Inc.*	399	722
Collegium Pharmaceutical, Inc.*	5,074	150,038
Corcept Therapeutics, Inc.*	402	29,507
CorMedix, Inc.*	10,432	128,522
Edgewise Therapeutics, Inc.*	11,737	153,872
Enliven Therapeutics, Inc.*	5,246	105,235
Esperion Therapeutics, Inc. (x)*	7,761	7,640
Eton Pharmaceuticals, Inc.*	3,764	53,637
Evolus, Inc.*	8,762	80,698
Fulcrum Therapeutics, Inc.*	747	5,139
GH Research plc (x)*	48,821	595,128
Harmony Biosciences Holdings, Inc.*	7,080	223,728
Harrow, Inc.*	5,119	156,334
Indivior plc (x)*	15,058	221,955
Innoviva, Inc.*	8,904	178,881
Journey Medical Corp.*	1,796	12,895
LENZ Therapeutics, Inc.*	2,883	84,501
Ligand Pharmaceuticals, Inc.*	356	40,470
Liquidia Corp.*	10,303	128,375
Maze Therapeutics, Inc.*	184	2,258
MediWound Ltd.*	1,176	22,779
Mind Medicine MindMed, Inc. (x)*	3,886	25,220
Neumora Therapeutics, Inc.*	2,726	1,999
Nuvation Bio, Inc.*	3,342	6,517
Ocular Therapeutix, Inc.*	22,822	211,788
Omeros Corp. (x)*	8,105	24,315
Pacira BioSciences, Inc.*	743	17,758
Phathom Pharmaceuticals, Inc.*	1,848	17,722
Phibro Animal Health Corp., Class A	3,310	84,537
Prestige Consumer Healthcare, Inc.*	1,462	116,741
scPharmaceuticals, Inc. (x)*	4,871	18,559
SIGA Technologies, Inc.	5,727	37,340
Structure Therapeutics, Inc. (ADR) (x)*	42,064	872,407
Supernus Pharmaceuticals, Inc.*	752	23,703
Tarsus Pharmaceuticals, Inc.*	6,283	254,524
Theravance Biopharma, Inc.*	4,903	54,080
Trevi Therapeutics, Inc.*	12,299	67,276
Veru, Inc.*	994	578
WaVe Life Sciences Ltd.*	16,093	104,605
Xeris Biopharma Holdings, Inc.*	24,297	113,467

See Notes to Financial Statements.

1102

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Zevra Therapeutics, Inc. (x)*	8,811	$77,625

		6,485,256

Total Health Care		88,886,110

Industrials (12.8%)
Aerospace & Defense (1.2%)
AAR Corp.*	1,440	99,058
AeroVironment, Inc.*	4,580	1,305,071
Archer Aviation, Inc., Class A*	88,384	958,966
Astronics Corp.*	4,481	150,024
Byrna Technologies, Inc.*	2,936	90,664
Cadre Holdings, Inc.	4,607	146,733
Eve Holding, Inc. (x)*	8,094	55,525
Intuitive Machines, Inc. (x)*	1,023	11,120
Kratos Defense & Security Solutions, Inc.*	26,686	1,239,565
Mercury Systems, Inc.*	1,940	104,488
Moog, Inc., Class A	4,563	825,766
Park Aerospace Corp.	1,302	19,231
Redwire Corp.*	5,451	88,851
Satellogic, Inc., Class A (x)*	8,760	31,711
Triumph Group, Inc.*	4,675	120,381
V2X, Inc.*	209	10,147
VirTra, Inc.*	303	2,142

		5,259,443

Air Freight & Logistics (0.0%)†
Forward Air Corp.*	1,379	33,841

Building Products (0.7%)
AZZ, Inc.	4,808	454,260
CSW Industrials, Inc.	2,644	758,378
Griffon Corp.	6,360	460,273
Insteel Industries, Inc.	1,651	61,434
Janus International Group, Inc.*	8,189	66,658
Tecnoglass, Inc.	3,947	305,340
UFP Industries, Inc.	528	52,462
Zurn Elkay Water Solutions Corp.	24,412	892,747

		3,051,552

Commercial Services & Supplies (0.9%)
ACV Auctions, Inc., Class A*	27,200	441,184
Brink’s Co. (The)	6,989	624,048
Casella Waste Systems, Inc., Class A*	10,200	1,176,876
CECO Environmental Corp. (x)*	4,742	134,246
Cimpress plc*	525	24,675
CompX International, Inc.	268	7,121
CoreCivic, Inc.*	2,701	56,910
Driven Brands Holdings, Inc.*	9,550	167,698
GEO Group, Inc. (The)*	22,166	530,876
Healthcare Services Group, Inc.*	5,333	80,155
HNI Corp.	4,352	214,031
Interface, Inc., Class A	1,094	22,897
LanzaTech Global, Inc. (x)*	3,136	851
Liquidity Services, Inc.*	3,759	88,675
Perma-Fix Environmental Services, Inc.*	516	5,428
Pitney Bowes, Inc.	6,455	70,424
Quad/Graphics, Inc.	3,665	20,707
Quest Resource Holding Corp.*	228	461
VSE Corp.	2,835	371,328

		4,038,591

Construction & Engineering (1.4%)
Arcosa, Inc.	2,196	$190,415
Argan, Inc.	2,150	474,032
Bowman Consulting Group Ltd., Class A*	2,043	58,736
Centuri Holdings, Inc. (x)*	2,828	63,460
Construction Partners, Inc., Class A*	7,613	809,110
Dycom Industries, Inc.*	4,543	1,110,264
Granite Construction, Inc. (x)	6,112	571,533
IES Holdings, Inc.*	1,466	434,273
Limbach Holdings, Inc.*	1,720	240,972
Matrix Service Co.*	964	13,024
MYR Group, Inc.*	2,502	453,988
Orion Group Holdings, Inc.*	1,386	12,571
Primoris Services Corp.	8,213	640,121
Sterling Infrastructure, Inc.*	4,839	1,116,503

		6,189,002

Electrical Equipment (1.0%)
Allient, Inc.	125	4,539
American Superconductor Corp.*	6,192	227,184
Amprius Technologies, Inc. (x)*	15,101	63,575
Array Technologies, Inc. (x)*	5,363	31,642
Blink Charging Co. (x)*	730	686
Bloom Energy Corp., Class A (x)*	33,204	794,240
Complete Solaria, Inc.*	3,808	7,007
EnerSys	362	31,049
Enovix Corp. (x)*	26,536	274,382
Eos Energy Enterprises, Inc.*	36,032	184,484
Fluence Energy, Inc., Class A (x)*	10,440	70,052
GrafTech International Ltd. (x)*	3,306	3,215
KULR Technology Group, Inc. (x)*	5,309	37,853
LSI Industries, Inc.	3,267	55,572
NANO Nuclear Energy, Inc. (x)*	4,077	140,616
NEXTracker, Inc., Class A*	18,401	1,000,462
NuScale Power Corp., Class A (x)*	19,804	783,446
Powell Industries, Inc.	1,548	325,777
Power Solutions International, Inc. (x)*	977	63,192
Preformed Line Products Co.	26	4,155
Shoals Technologies Group, Inc., Class A*	4,421	18,789
SKYX Platforms Corp.*	9,589	10,021
Thermon Group Holdings, Inc.*	621	17,438
Vicor Corp.*	3,784	171,642

		4,321,018

Ground Transportation (0.1%)
Covenant Logistics Group, Inc., Class A	390	9,403
FTAI Infrastructure, Inc.	15,839	97,727
Hertz Global Holdings, Inc.*	19,116	130,562
RXO, Inc.*	1,632	25,655
Werner Enterprises, Inc.	1,492	40,821

		304,168

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	1,350	42,120

Machinery (2.5%)
374Water, Inc.*	2,290	743
Alamo Group, Inc.	516	112,684
Albany International Corp., Class A	1,482	103,933

See Notes to Financial Statements.

1103

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Atmus Filtration Technologies, Inc.	12,245	$445,963
Blue Bird Corp.*	5,269	227,410
Chart Industries, Inc.*	7,336	1,207,872
Douglas Dynamics, Inc.	3,195	94,157
Energy Recovery, Inc.*	8,640	110,419
Enerpac Tool Group Corp., Class A	8,779	356,076
Enpro, Inc.	441	84,473
ESCO Technologies, Inc.	4,218	809,308
Federal Signal Corp.	9,746	1,037,169
Franklin Electric Co., Inc.	6,493	582,682
Gorman-Rupp Co. (The)	3,343	122,755
Graham Corp.*	1,704	84,365
JBT Marel Corp.	4,082	490,901
Kadant, Inc.	1,910	606,329
Lindsay Corp.	1,760	253,880
Mayville Engineering Co., Inc.*	25	399
Microvast Holdings, Inc.*	20,513	74,462
Mueller Water Products, Inc., Class A	25,291	607,996
Omega Flex, Inc.	594	19,234
REV Group, Inc.	8,332	396,520
Richtech Robotics, Inc., Class B (x)*	11,157	21,756
Shyft Group, Inc. (The)	369	4,627
SPX Technologies, Inc.*	7,402	1,241,167
Standex International Corp.	1,564	244,735
Trinity Industries, Inc.	6,267	169,272
Watts Water Technologies, Inc., Class A	4,458	1,096,178
Worthington Enterprises, Inc.	1,645	104,688

		10,712,153

Marine Transportation (0.0%)†
Costamare Bulkers Holdings Ltd.*	88	763

Passenger Airlines (0.8%)
Allegiant Travel Co.*	431	23,683
Frontier Group Holdings, Inc. (x)*	9,324	33,846
Joby Aviation, Inc. (x)*	298,451	3,148,658
Sun Country Airlines Holdings, Inc.*	4,726	55,531
Wheels Up Experience, Inc. (x)*	1,385	1,482

		3,263,200

Professional Services (1.5%)
Acuren Corp. (x)*	6,366	70,281
Barrett Business Services, Inc.	4,009	167,135
BlackSky Technology, Inc., Class A*	4,539	93,413
CBIZ, Inc.*	8,493	609,033
CRA International, Inc.	1,084	203,109
CSG Systems International, Inc.	4,040	263,852
ExlService Holdings, Inc.*	887	38,842
Exponent, Inc.	8,251	616,432
First Advantage Corp. (x)*	8,746	145,271
FiscalNote Holdings, Inc. (x)*	1,437	771
Franklin Covey Co.*	1,464	33,409
Huron Consulting Group, Inc.*	2,756	379,060
IBEX Holdings Ltd.*	1,585	46,124
Innodata, Inc. (x)*	4,916	251,798
Insperity, Inc.	5,850	351,702
Kforce, Inc.	2,499	102,784
Korn Ferry	3,831	280,927
Legalzoom.com, Inc.*	17,974	160,148
Maximus, Inc.	9,209	646,472
Planet Labs PBC*	34,710	211,731
RCM Technologies, Inc.*	677	15,957
Resolute Holdings Management, Inc.*	283	9,019
Spire Global, Inc. (x)*	4,449	52,943
TriNet Group, Inc.	4,853	354,948
Upwork, Inc.*	20,303	272,872
Verra Mobility Corp., Class A*	25,913	657,931
Willdan Group, Inc.*	1,534	95,890
WNS Holdings Ltd.*	6,562	414,981

		6,546,835

Trading Companies & Distributors (2.7%)
Alta Equipment Group, Inc. (x)	687	4,342
Core & Main, Inc., Class A*	150,580	9,087,503
Distribution Solutions Group, Inc.*	1,428	39,227
DXP Enterprises, Inc.*	2,102	184,240
FTAI Aviation Ltd.	1,781	204,886
GATX Corp.	449	68,948
Global Industrial Co.	2,348	63,420
GMS, Inc.*	2,772	301,455
Herc Holdings, Inc.	5,298	697,694
Karat Packaging, Inc.	1,115	31,398
McGrath RentCorp	3,028	351,127
Rush Enterprises, Inc., Class A	5,494	282,996
Rush Enterprises, Inc., Class B	781	40,987
Transcat, Inc.*	754	64,814
Willis Lease Finance Corp.	54	7,710
Xometry, Inc., Class A (x)*	6,998	236,462

		11,667,209

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp. (x)*	3,423	33,443

Total Industrials		55,463,338

Information Technology (25.3%)
Communications Equipment (0.4%)
ADTRAN Holdings, Inc.*	12,091	108,456
Applied Optoelectronics, Inc.*	6,928	177,980
BK Technologies Corp.*	437	20,596
Calix, Inc.*	9,566	508,815
Clearfield, Inc.*	829	35,987
CommScope Holding Co., Inc.*	21,311	176,455
Extreme Networks, Inc.*	21,389	383,933
Harmonic, Inc.*	4,642	43,960
Inseego Corp.*	763	6,287
Viavi Solutions, Inc.*	35,859	361,100

		1,823,569

Electronic Equipment, Instruments & Components (2.3%)
908 Devices, Inc.*	3,393	24,192
Advanced Energy Industries, Inc.	6,115	810,238
Aeva Technologies, Inc.*	4,762	179,956
Arlo Technologies, Inc.*	16,127	273,514
Badger Meter, Inc.	4,816	1,179,679
Belden, Inc.	6,428	744,362
Climb Global Solutions, Inc.	668	71,416
CTS Corp.	757	32,256
Daktronics, Inc. (x)*	1,171	17,706
Evolv Technologies Holdings, Inc. (x)*	18,825	117,468
Fabrinet(x)*	5,860	1,726,825
FARO Technologies, Inc.*	1,424	62,542
Frequency Electronics, Inc.	1,056	23,982
Insight Enterprises, Inc.*	1,537	212,237

See Notes to Financial Statements.

1104

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Itron, Inc.*	3,580	$471,235
Knowles Corp.*	995	17,532
Lightwave Logic, Inc. (x)*	1,766	2,190
MicroVision, Inc. (x)*	25,088	28,600
Mirion Technologies, Inc., Class A*	34,081	733,764
M-Tron Industries, Inc.*	362	15,204
Napco Security Technologies, Inc.	5,657	167,956
Neonode, Inc.*	1,124	28,662
nLight, Inc.*	508	9,997
Novanta, Inc.*	5,866	756,303
OSI Systems, Inc.*	2,600	584,636
Ouster, Inc.*	8,243	199,893
PAR Technology Corp. (x)*	3,802	263,745
Plexus Corp.*	4,048	547,735
Red Cat Holdings, Inc. (x)*	12,126	88,277
Sanmina Corp.*	3,799	371,656
Vuzix Corp.*	9,797	28,607

		9,792,365

IT Services (6.7%)
Applied Digital Corp. (x)*	22,091	222,456
Backblaze, Inc., Class A*	8,638	47,509
BigBear.ai Holdings, Inc.*	10,711	72,728
BigCommerce Holdings, Inc.*	11,130	55,650
Cloudflare, Inc., Class A*	134,586	26,355,976
Couchbase, Inc.*	6,979	170,148
Crexendo, Inc.*	2,026	12,298
CSP, Inc.	839	10,857
DigitalOcean Holdings, Inc.*	10,597	302,650
Grid Dynamics Holdings, Inc.*	8,662	100,046
Hackett Group, Inc. (The)	3,713	94,384
Information Services Group, Inc.	2,087	10,018
MongoDB, Inc.*	6,246	1,311,598
Rackspace Technology, Inc.*	5,067	6,486
TSS, Inc.*	2,962	85,394
Tucows, Inc., Class A (x)*	191	3,765
Unisys Corp.*	8,553	38,745

		28,900,708

Semiconductors & Semiconductor Equipment (2.0%)
Aehr Test Systems (x)*	3,729	48,216
Aeluma, Inc. (x)*	277	4,535
Ambarella, Inc.*	6,603	436,227
Atomera, Inc.*	4,459	22,473
Axcelis Technologies, Inc.*	405	28,224
CEVA, Inc.*	3,245	71,325
Credo Technology Group Holding Ltd.*	23,764	2,200,309
Everspin Technologies, Inc.*	473	2,975
FormFactor, Inc.*	9,473	325,966
Impinj, Inc.*	4,209	467,494
indie Semiconductor, Inc., Class A (x)*	12,058	42,926
Kopin Corp.*	24,173	36,985
Kulicke & Soffa Industries, Inc.	4,987	172,550
MaxLinear, Inc., Class A*	1,743	24,768
Navitas Semiconductor Corp., Class A (x)*	3,653	23,927
NVE Corp.	823	60,581
PDF Solutions, Inc.*	5,140	109,893
Power Integrations, Inc.	9,210	514,839
QuickLogic Corp. (x)*	441	2,717
Rambus, Inc.*	17,537	1,122,719
Rigetti Computing, Inc.*	45,875	544,078
Semtech Corp.*	14,138	638,189
Silicon Laboratories, Inc.*	5,237	771,724
SiTime Corp.*	3,504	746,632
SkyWater Technology, Inc. (x)*	4,070	40,049
Synaptics, Inc.*	573	37,142
Ultra Clean Holdings, Inc.*	517	11,669

		8,509,132

Software (10.4%)
A10 Networks, Inc.	10,203	197,428
ACI Worldwide, Inc.*	17,106	785,336
Adeia, Inc.	15,452	218,491
Agilysys, Inc.*	4,196	481,029
Airship AI Holdings, Inc. (x)*	2,548	15,008
Alarm.com Holdings, Inc.*	7,696	435,363
Alkami Technology, Inc.*	11,055	333,198
Amplitude, Inc., Class A*	14,125	175,150
Appian Corp., Class A*	43,542	1,300,164
Arteris, Inc.*	513	4,889
Asana, Inc., Class A*	15,134	204,309
AudioEye, Inc. (x)*	1,072	12,489
Aurora Innovation, Inc., Class A (x)*	1,653,733	8,665,561
AvePoint, Inc.*	21,574	416,594
Bitdeer Technologies Group, Class A*	13,112	150,526
Blackbaud, Inc.*	5,003	321,243
BlackLine, Inc. (x)*	8,547	483,931
Blend Labs, Inc., Class A*	34,149	112,692
Box, Inc., Class A*	17,719	605,458
Braze, Inc., Class A*	12,369	347,569
C3.ai, Inc., Class A (x)*	19,632	482,358
Cerence, Inc.*	2,204	22,503
Clear Secure, Inc., Class A	13,581	377,009
Clearwater Analytics Holdings, Inc., Class A*	40,009	877,397
Commvault Systems, Inc.*	7,177	1,251,166
Core Scientific, Inc.*	37,224	635,414
CoreCard Corp.*	750	21,728
CS Disco, Inc.*	2,814	12,297
Daily Journal Corp.*	161	67,982
Digimarc Corp.*	2,738	36,169
Digital Turbine, Inc.*	10,739	63,360
Domo, Inc., Class B*	4,868	68,006
D-Wave Quantum, Inc. (x)*	46,710	683,834
eGain Corp.*	1,745	10,906
EverCommerce, Inc. (x)*	2,288	24,024
Expensify, Inc., Class A*	5,121	13,263
Five9, Inc.*	12,252	324,433
Freshworks, Inc., Class A*	33,090	493,372
Gitlab, Inc., Class A*	23,258	1,049,168
I3 Verticals, Inc., Class A (x)*	189	5,194
Intapp, Inc.*	8,993	464,219
InterDigital, Inc. (x)	4,202	942,214
Jamf Holding Corp.*	10,986	104,477
Kaltura, Inc.*	12,549	25,223
Klaviyo, Inc., Class A*	37,304	1,252,668
Life360, Inc. (x)*	2,611	170,368
LiveRamp Holdings, Inc.*	10,476	346,127
Meridianlink, Inc.*	5,124	83,163
MicroStrategy, Inc., Class A (x)*	27,031	10,926,741
Mitek Systems, Inc.*	1,483	14,682
NextNav, Inc. (x)*	14,275	216,980

See Notes to Financial Statements.

1105

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Olo, Inc., Class A*	10,955	$97,499
OneSpan, Inc.	812	13,552
Ooma, Inc.*	4,069	52,490
Pagaya Technologies Ltd., Class A*	6,809	145,168
PagerDuty, Inc.*	13,539	206,876
Porch Group, Inc.*	10,563	124,538
Progress Software Corp.	6,963	444,518
PROS Holdings, Inc.*	7,100	111,186
Q2 Holdings, Inc.*	10,096	944,885
Qualys, Inc.*	5,942	848,934
Rapid7, Inc.*	10,412	240,830
Red Violet, Inc.	1,812	89,150
Rekor Systems, Inc.*	552	640
ReposiTrak, Inc. (x)	2,023	39,752
Rezolve AI plc (x)*	14,619	44,953
Rimini Street, Inc.*	1,157	4,362
Sapiens International Corp. NV	5,098	149,116
SEMrush Holdings, Inc., Class A*	7,436	67,296
SoundHound AI, Inc., Class A (x)*	59,386	637,212
SoundThinking, Inc.*	1,655	21,606
Sprinklr, Inc., Class A*	17,919	151,595
Sprout Social, Inc., Class A*	8,390	175,435
SPS Commerce, Inc.*	6,177	840,628
Synchronoss Technologies, Inc.*	1,641	11,241
Tenable Holdings, Inc.*	19,369	654,285
Terawulf, Inc. (x)*	40,529	177,517
Varonis Systems, Inc.*	17,908	908,831
Vertex, Inc., Class A*	10,543	372,537
Viant Technology, Inc., Class A*	2,425	32,083
Weave Communications, Inc.*	9,406	78,258
WM Technology, Inc.*	11,449	10,258
Workiva, Inc., Class A*	8,175	559,579
Yext, Inc.*	16,670	141,695
Zeta Global Holdings Corp., Class A*	30,511	472,615

		45,203,993

Technology Hardware, Storage & Peripherals (3.5%)
CompoSecure, Inc., Class A (x)*	6,377	89,852
CPI Card Group, Inc.*	876	20,779
Diebold Nixdorf, Inc.*	3,922	217,279
IonQ, Inc. (x)*	340,249	14,620,499
Quantum Computing, Inc. (x)*	14,022	268,802
Turtle Beach Corp. (x)*	1,524	21,077

		15,238,288

Total Information Technology		109,468,055

Materials (3.0%)
Chemicals (0.9%)
ASP Isotopes, Inc. (x)*	8,858	65,195
Balchem Corp.	5,320	846,944
Cabot Corp.	8,230	617,250
Chemours Co. (The)	24,432	279,746
Flotek Industries, Inc.*	587	8,664
Ginkgo Bioworks Holdings, Inc., Class A (x)*	14,295	160,819
Hawkins, Inc.	3,164	449,604
Ingevity Corp.*	5,977	257,549
Innospec, Inc.	232	19,509
Northern Technologies International Corp.	295	2,186
PureCycle Technologies, Inc. (x)*	21,061	288,536
Sensient Technologies Corp.	6,857	675,552
Solesence, Inc.*	2,785	12,142

		3,683,696

Construction Materials (0.2%)
Knife River Corp.*	9,269	756,721
Smith-Midland Corp.*	476	15,975
Titan America SA	3,850	48,048
United States Lime & Minerals, Inc.	1,780	177,644

		998,388

Containers & Packaging (0.0%)†
Ardagh Metal Packaging SA	5,911	25,299
Myers Industries, Inc.	895	12,968
O-I Glass, Inc.*	6,070	89,472

		127,739

Metals & Mining (1.9%)
Alpha Metallurgical Resources, Inc.*	567	63,776
American Battery Technology Co.*	6,746	10,929
Carpenter Technology Corp.	294	81,256
Century Aluminum Co.*	8,476	152,738
Coeur Mining, Inc.*	51,911	459,931
Compass Minerals International, Inc.*	4,273	85,845
Constellium SE*	8,521	113,329
Contango ORE, Inc.*	1,377	26,824
Critical Metals Corp. (x)*	866	3,100
Dakota Gold Corp.*	13,942	51,446
Hecla Mining Co.	23,030	137,950
Idaho Strategic Resources, Inc.*	1,868	24,433
Ivanhoe Electric, Inc. (x)*	11,947	108,359
Kaiser Aluminum Corp.	1,374	109,783
Lifezone Metals Ltd. (x)*	4,386	18,070
Materion Corp.	656	52,067
MP Materials Corp. (x)*	186,141	6,192,911
NioCorp Developments Ltd.*	8,328	19,404
Novagold Resources, Inc.*	37,560	153,620
Perpetua Resources Corp.*	7,469	90,674
Piedmont Lithium, Inc. (x)*	3,063	17,827
Ramaco Resources, Inc., Class A (x)	5,775	75,884
Ramaco Resources, Inc., Class B	135	1,104
United States Antimony Corp.*	14,787	32,236
US Gold Corp.*	1,729	21,094
US Goldmining, Inc.*	686	5,625
Vox Royalty Corp.	6,240	19,718

		8,129,933

Paper & Forest Products (0.0%)†
Sylvamo Corp.	1,494	74,849

Total Materials		13,014,605

Real Estate (3.7%)
Diversified REITs (0.0%)†
Gladstone Commercial Corp. (REIT)	1,513	21,681

Health Care REITs (0.1%)
American Healthcare REIT, Inc. (REIT)	9,179	337,236
CareTrust REIT, Inc. (REIT)	3,027	92,626
National Health Investors, Inc. (REIT)	1,702	119,344
Strawberry Fields REIT, Inc. (REIT)	1,312	13,829
Universal Health Realty Income Trust (REIT)	1,843	73,665

		636,700

See Notes to Financial Statements.

1106

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Hotel & Resort REITs (0.3%)
DiamondRock Hospitality Co. (REIT)	19,073	$146,099
Ryman Hospitality Properties, Inc. (REIT)	9,560	943,285
Sunstone Hotel Investors, Inc. (REIT)	2,220	19,270
Xenia Hotels & Resorts, Inc. (REIT)	2,445	30,734

		1,139,388

Real Estate Management & Development (2.9%)
Compass, Inc., Class A*	73,903	464,111
eXp World Holdings, Inc. (x)	12,725	115,797
Landbridge Co. LLC, Class A (x)	165,339	11,173,610
Maui Land & Pineapple Co., Inc.*	985	17,917
Opendoor Technologies, Inc. (x)*	361,685	192,778
Real Brokerage, Inc. (The)*	17,825	80,391
Redfin Corp. (x)*	18,985	212,442
St Joe Co. (The)	6,170	294,309

		12,551,355

Residential REITs (0.1%)
Apartment Investment and Management Co. (REIT), Class A	12,174	105,305
NexPoint Residential Trust, Inc. (REIT)	1,143	38,085
UMH Properties, Inc. (REIT)	12,658	212,528

		355,918

Retail REITs (0.2%)
Alexander’s, Inc. (REIT) (x)	356	80,214
CBL & Associates Properties, Inc. (REIT)	2,311	58,676
NETSTREIT Corp. (REIT) (x)	3,321	56,225
Phillips Edison & Co., Inc. (REIT)	3,734	130,802
Saul Centers, Inc. (REIT)	1,829	62,442
Tanger, Inc. (REIT)	16,386	501,084

		889,443

Specialized REITs (0.1%)
Outfront Media, Inc. (REIT)	22,616	369,093
PotlatchDeltic Corp. (REIT)	697	26,744

		395,837

Total Real Estate		15,990,322

Utilities (0.3%)
Electric Utilities (0.1%)
Genie Energy Ltd., Class B	361	9,704
MGE Energy, Inc.	3,122	276,110
Oklo, Inc., Class A (x)*	3,901	218,417
Otter Tail Corp.	457	35,230

		539,461

Gas Utilities (0.1%)
Chesapeake Utilities Corp.	1,252	150,515

Independent Power and Renewable Electricity Producers (0.0%)†
Montauk Renewables, Inc.*	2,651	5,885

Water Utilities (0.1%)
American States Water Co.	4,105	314,689
Cadiz, Inc. (x)*	8,898	26,605
Consolidated Water Co. Ltd. (x)	704	21,134
Global Water Resources, Inc.	1,601	16,314
Middlesex Water Co.	492	26,657
York Water Co. (The)	450	14,220

		419,619

Total Utilities		1,115,480

Total Common Stocks (98.7%) (Cost $368,586,499)		426,497,755

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	2,584	—
Chinook Therapeutics, Inc., CVR (r)*	2,496	—
Sanofi Aatd, Inc., CVR (r)*	3,248	1,577

Total Rights (0.0%)† (Cost $1,577)		1,577

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
Pulse Biosciences, Inc., expiring 6/27/29*	88	180

Life Sciences Tools & Services (0.0%)
SomaLogic, Inc., expiring 8/31/26 (r)*	10,119	—

Total Health Care		180

Total Warrants (0.0%)† (Cost $—)		180

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (10.6%)
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 day yield) (xx)	11,000,000	11,000,000
Goldman Sachs Financial Square Government Fund 4.21% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	16,687,390	16,687,390
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	4,929,967	4,930,953
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 4.23% (7 day yield) (xx)	5,000,000	5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.27% (7 day yield) (xx)	2,000,000	2,000,000

See Notes to Financial Statements.

1107

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Western Asset Institutional Government Reserves Fund, Institutional Shares 4.24% (7 day yield) (xx)	5,000,000	$5,000,000

Total Investment Companies		45,618,343

Total Short-Term Investments (10.6%) (Cost $45,619,285)		45,618,343

Total Investments in Securities (109.3%) (Cost $414,207,361)		472,117,855
Other Assets Less Liabilities (-9.3%)		(40,166,676)

Net Assets (100%)		$431,951,179

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the market value or fair value, as applicable, of these securities amounted to $139,005 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $79,206,588. This was collateralized by $38,333,202 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/15/25 – 2/15/55 and by cash of $40,698,651 of which $40,687,390 was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	18	9/2025	USD	1,972,530	22,138

					22,138

See Notes to Financial Statements.

1108

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$7,182,671	$—	$—		$7,182,671
Consumer Discretionary	65,873,805	1,142,065	—		67,015,870
Consumer Staples	26,095,045	—	—		26,095,045
Energy	7,700,388	—	—		7,700,388
Financials	29,916,947	—	4,648,924		34,565,871
Health Care	88,886,110	—	—	(a)	88,886,110
Industrials	55,463,338	—	—		55,463,338
Information Technology	109,468,055	—	—		109,468,055
Materials	13,014,605	—	—		13,014,605
Real Estate	15,990,322	—	—		15,990,322
Utilities	1,115,480	—	—		1,115,480
Futures	22,138	—	—		22,138
Rights
Health Care	—	—	1,577		1,577
Short-Term Investments
Investment Companies	45,618,343	—	—		45,618,343
Warrants
Health Care	–	180	—	(a)	180

Total Assets	$466,347,247	$1,142,245	$4,650,501		$472,139,993

Total Liabilities	$—	$—	$—		$—

Total	$466,347,247	$1,142,245	$4,650,501		$472,139,993

(a)	Value is zero.

See Notes to Financial Statements.

1109

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment in Common Stock-Financials	Investment in Warrants-Healthcare

Balance as of 12/31/2024	$—	$—	(b)

Realized Gains (Losses)	—	—

Change in Unrealized Appreciation/Depreciation	515,935	—

Net accretion (amortization)	—	—

Purchases	4,132,989	—

Sales	—	—

Issuances	—	—

Settlements	—	—

Transfers into Level 3	—	—

Transfers out of Level 3	—	—

Balance as of 6/30/2025	$4,648,924	$—	(b)

Investment Type	Balance at 06/30/2025	Valuation Technique(s)	Unobservable Input(s)*	Amount of Range (Weighted Average)	Impact to Valuation from an Increase/Decrease in Input(a)

Common Stocks	$4,648,924	Market Comparables	Recovery Value	0.00%	Increase

Warrants	—	Price at Zero	Discount for lack of marketability	15.00%	Decrease

*

Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

(b)	Value is zero

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$22,138	*

Total		$22,138

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(150,239)	$(150,239)

Total	$(150,239)	$(150,239)

See Notes to Financial Statements.

1110

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$57,584	$57,584

Total	$57,584	$57,584

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$1,253,000

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$155,692,766
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$157,684,103

During the six months ended June 30, 2025, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act as follows:

Cost of Purchases (affiliated 18%)*	Net Proceeds of Sales and Redemptions (affiliated 22%)*	Net Realized Gain (Loss)
$ 28,071,565	$34,749,661	$ (696,638)

*	Represents percentage/amount of total Purchases and/or Sales.

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$118,465,209
Aggregate gross unrealized depreciation	(65,477,552)

Net unrealized appreciation	$52,987,657

Federal income tax cost of investments in securities and derivative instruments, if applicable	$419,152,336

For the six months ended June 30, 2025, the Portfolio incurred approximately $291 as brokerage commissions with Bernstein Institutional Services, LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

1111

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $414,207,361)	$472,117,855
Cash	4,580,000
Foreign cash (Cost $982)	1,011
Cash held as collateral at broker for futures	140,600
Receivable for securities sold	440,748
Due from Custodian	304,897
Receivable for Portfolio shares sold	291,346
Dividends, interest and other receivables	90,580
Securities lending income receivable	34,745
Due from broker for futures variation margin	1,930
Other assets	4,511

Total assets	478,008,223

LIABILITIES
Payable for return of collateral on securities loaned	40,687,390
Payable for securities purchased	4,748,646
Investment management fees payable	250,178
Payable for Portfolio shares repurchased	226,185
Administrative fees payable	41,374
Distribution fees payable – Class IB	36,106
Accrued expenses	67,165

Total liabilities	46,057,044

Commitments and contingent liabilities^
NET ASSETS	$431,951,179

Net assets were comprised of:
Paid in capital	$444,288,943
Total distributable earnings (loss)	(12,337,764)

Net assets	$431,951,179

Class IB
Net asset value, offering and redemption price per share, $181,960,738 / 20,533,924 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.86

Class K
Net asset value, offering and redemption price per share, $249,990,441 / 27,056,945 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.24

(x)	Includes value of securities on loan of $79,206,588.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,627 foreign withholding tax)	$940,601
Interest	104,757
Securities lending (net)	206,471

Total income	1,251,829

EXPENSES
Investment management fees	1,637,192
Administrative fees	254,841
Distribution fees – Class IB	213,949
Custodian fees	71,910
Professional fees	34,562
Printing and mailing expenses	19,282
Trustees’ fees	6,961
Miscellaneous	4,403

Gross expenses	2,243,100
Less: Waiver from investment manager	(187,206)

Net expenses	2,055,894

NET INVESTMENT INCOME (LOSS)	(804,065)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	9,222,661
Futures contracts	(150,239)

Net realized gain (loss)	9,072,422

Change in unrealized appreciation (depreciation) on:
Investments in securities	(115,402)
Futures contracts	57,584
Foreign currency translations	105

Net change in unrealized appreciation (depreciation)	(57,713)

NET REALIZED AND UNREALIZED GAIN (LOSS)	9,014,709

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,210,644

See Notes to Financial Statements.

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(804,065)	$(1,258,962)
Net realized gain (loss)	9,072,422	71,344,526
Net change in unrealized appreciation (depreciation)	(57,713)	6,150,262

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,210,644	76,235,826

Distributions to shareholders:
Class IB	—	(16,473)
Class K	—	(244,330)

Total distributions to shareholders	—	(260,803)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,243,267 and 2,932,771 shares, respectively ]	10,370,728	21,946,395
Capital shares issued in reinvestment of dividends [ 0 and 2,195 shares, respectively ]	—	16,473
Capital shares repurchased [ (1,679,902) and (4,343,358) shares, respectively ]	(14,050,922)	(32,019,552)

Total Class IB transactions	(3,680,194)	(10,056,684)

Class K
Capital shares sold [ 1,543,772 and 1,420,834 shares, respectively ]	12,073,040	10,231,925
Capital shares issued in reinvestment of dividends [ 0 and 26,032 shares, respectively ]	—	244,330
Capital shares repurchased [ (2,217,134) and (4,983,018) shares, respectively ]	(19,358,480)	(38,147,235)

Total Class K transactions	(7,285,440)	(27,670,980)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(10,965,634)	(37,727,664)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,754,990)	38,247,359
NET ASSETS:
Beginning of period	434,706,169	396,458,810

End of period	$431,951,179	$434,706,169

See Notes to Financial Statements.

1113

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023		2022	2021		2020
Net asset value, beginning of period	$8.72		$7.22	$5.37		$9.71	$17.28		$10.39

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)		(0.04)	(0.01	)†(1)	(0.02)	(0.10	)(aa)	(0.08)
Net realized and unrealized gain (loss)	0.16		1.54	1.86		(4.27)	0.65		9.86

Total from investment operations	0.14		1.50	1.85		(4.29)	0.55		9.78

Less distributions:
Dividends from net investment income	—		— #	—	#	— #	—		—
Distributions from net realized gains	—		—	—		(0.05)	(8.12)		(2.89)

Total dividends and distributions	—		— #	—	#	(0.05)	(8.12)		(2.89)

Net asset value, end of period	$8.86		$8.72	$7.22		$5.37	$9.71		$17.28

Total return (b)	1.61%		20.79%	34.45%		(44.23)%	2.78%		95.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$181,961		$182,877	$161,656		$118,839	$214,924		$210,225
Ratio of expenses to average net assets:
After waivers (a)(f)	1.15%		1.15%	1.15%		1.15%	1.15%		1.15%
Before waivers (a)(f)	1.24%		1.24%	1.24%		1.24%	1.21%		1.24%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.54)%		(0.47)%	(0.11	)%(cc)	(0.25)%	(0.50	)%(bb)	(0.50)%
Before waivers (a)(f)	(0.63)%		(0.56)%	(0.20	)%(cc)	(0.34)%	(0.56	)%(bb)	(0.59)%
Portfolio turnover rate^	38	%(z)	75%	54%		72%	102%		102%

Class K	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023		2022	2021		2020
Net asset value, beginning of period	$9.08		$7.51	$5.59		$10.06	$17.61		$10.54

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)		(0.02)	0.01	(1)	— #	(0.05	)(aa)	(0.03)
Net realized and unrealized gain (loss)	0.17		1.60	1.93		(4.42)	0.66		9.99

Total from investment operations	0.16		1.58	1.94		(4.42)	0.61		9.96

Less distributions:
Dividends from net investment income	—		(0.01)	(0.02)		— #	(0.04)		— #
Distributions from net realized gains	—		—	—		(0.05)	(8.12)		(2.89)

Total dividends and distributions	—		(0.01)	(0.02)		(0.05)	(8.16)		(2.89)

Net asset value, end of period	$9.24		$9.08	$7.51		$5.59	$10.06		$17.61

Total return (b)	1.76%		21.02%	34.64%		(43.99)%	3.04%		96.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$249,990		$251,829	$234,803		$217,742	$360,628		$431,002
Ratio of expenses to average net assets:
After waivers (a)(f)	0.90%		0.90%	0.90%		0.90%	0.90%		0.90%
Before waivers (a)(f)	0.99%		0.99%	0.99%		0.99%	0.96%		0.99%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.29)%		(0.22)%	0.16	%(cc)	0.01%	(0.25	)%(bb)	(0.24)%
Before waivers (a)(f)	(0.38)%		(0.31)%	0.07	%(cc)	(0.08)%	(0.31	)%(bb)	(0.33)%
Portfolio turnover rate^	38	%(z)	75%	54%		72%	102%		102%

See Notes to Financial Statements.

1114

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.01) and $0.00# for Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $(0.10) and $(0.06) for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.03% lower.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.12% lower.

See Notes to Financial Statements.

1115

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.7%)
Adagio CLO VIII DAC,
Series VIII-A A 3.209%, 4/15/32 (l)§	EUR	163,341	$191,830
CIT Mortgage Loan Trust,
Series 2007-1 1M1 6.684%, 10/25/37 (l)§		$143,059	142,548
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4 M3 5.124%, 10/25/35 (l)		100,000	91,474
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB6 A3 4.654%, 7/25/37 (l)§		248,587	169,575
CWABS Asset-Backed Certificates Trust,
Series 2007-1 1A 4.574%, 7/25/37 (l)		54,798	50,923
Series 2007-6 1A 4.834%, 9/25/37 (l)		11,357	10,407
Series 2007-8 1A1 4.624%, 11/25/37 (l)		107,781	102,145
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1 5.174%, 8/25/47 (l)		25,280	24,841
GSAA Trust,
Series 2006-7 AF4A 6.720%, 3/25/46 (e)		17,543	9,443
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-A 1A 4.654%, 4/25/37 (l)		17,114	12,822
Invesco Euro CLO V DAC,
Series 5A AR 3.299%, 1/15/34 (l)§	EUR	500,000	589,085
Lehman XS Trust,
Series 2007-20N A1 6.734%, 12/25/37 (l)		$88,997	95,843
Long Beach Mortgage Loan Trust,
Series 2006-7 2A2 4.674%, 8/25/36 (l)		62,155	24,870
MASTR Asset-Backed Securities Trust,
Series 2006-WMC4 A5 4.734%, 10/25/36 (l)		105,883	33,546
New Century Home Equity Loan Trust,
Series 2004-4 M1 5.199%, 2/25/35 (l)		41,638	39,881
Option One Mortgage Loan Trust,
Series 2004-3 M2 5.289%, 11/25/34 (l)		10,249	10,585
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C 4.754%, 7/25/36 (l)		152,190	50,749
Series 2006-HE2 A2C 4.734%, 7/25/36 (l)		43,797	16,631
Soundview Home Loan Trust,
Series 2007-OPT1 1A1 4.634%, 6/25/37 (l)		$91,014	62,980
Series 2007-OPT2 2A3 4.614%, 7/25/37 (l)		41,907	38,779

Total Asset-Backed Securities			1,768,957

Collateralized Mortgage Obligations (3.8%)
Alba plc,
Series 2007-1 A3 4.512%, 3/17/39 (l)(m)	GBP	100,008	134,666
Alternative Loan Trust,
Series 2005-29CB A4 5.000%, 7/25/35		$28,339	15,510
Series 2006-HY11 A1 4.674%, 6/25/36 (l)		57,918	54,262
Series 2007-1T1 1A1 6.000%, 3/25/37		142,873	48,588
Series 2007-4CB 1A35 6.000%, 4/25/37		24,643	20,667
Alternative Loan Trust Resecuritization,
Series 2008-2R 1A1 6.000%, 8/25/37 (l)		36,133	29,864
Angel Oak Mortgage Trust,
Series 2020-4 A1 1.469%, 6/25/65 (l)§		31,953	30,335
Brants Bridge plc,
Series 2023-1 A 5.125%, 6/14/66 (l)(m)	GBP	167,782	230,815
Canterbury Finance NO 4 plc,
Series 4 A2 5.074%, 5/16/58 (l)(m)		208,220	285,995
CHL Mortgage Pass-Through Trust,
Series 2007-1 A1 6.000%, 3/25/37		$42,882	18,973
Citigroup Mortgage Loan Trust,
Series 2007-AR4 1A1A 4.742%, 3/25/37 (l)		38,396	32,524
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM2 1CB1 5.500%, 8/25/34		4,039	3,992
CSMC Trust,
Series 2007-4R 1A1 5.154%, 10/26/36 (l)§		2,570	2,339
Series 2015-3R 5A2 4.591%, 9/29/36 (l)§		17,179	17,001
Curzon Mortgages plc,
Series 1 A2 5.448%, 7/28/49 (l)(m)	GBP	496,637	683,383
DSLA Mortgage Loan Trust,
Series 2005-AR6 2A1A 5.012%, 10/19/45 (l)		$36,239	33,170
Dutch Property Finance BV,
Series 2022-2 A 3.061%, 4/28/62 (l)(m)	EUR	230,816	272,896
GNMA,
Series 2016-H17 FC 5.276%, 8/20/66 (l)		$69,325	69,515

See Notes to Financial Statements.

1116

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
GSR Mortgage Loan Trust,
Series 2004-12 3A6 5.946%, 12/25/34 (l)		$2,664	$2,507
Series 2005-AR4 6A1 5.018%, 7/25/35 (l)		7,034	6,617
Harbour NO 2 plc,
Series 2 A2 5.298%, 10/28/54 (l)(m)	GBP	922,824	1,267,837
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1 4.894%, 3/25/36 (l)		$22,876	21,446
JP Morgan Mortgage Trust,
Series 2005-A2 5A2 7.534%, 4/25/35 (l)		727	731
Lehman Mortgage Trust,
Series 2005-3 4A1 5.094%, 1/25/36 (l)		4,965	4,783
New Residential Mortgage Loan Trust,
Series 2018-3A A1 4.500%, 5/25/58 (l)§		26,227	25,672
RALI Trust,
Series 2007-QH8 A 5.397%, 10/25/37 (l)		24,188	19,414
Residential Asset Securitization Trust,
Series 2006-A10 A5 6.500%, 9/25/36		119,357	35,924
Sequoia Mortgage Trust,
Series 6 A 5.072%, 4/19/27 (l)		16,060	15,675
Silverstone Master Issuer plc,
Series 2024-1 1A 4.701%, 1/21/79 (l)(m)	GBP	400,000	549,551
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2006-5 2CB1 6.000%, 7/25/36		$21,549	15,431

Total Collateralized Mortgage Obligations			3,950,083

Commercial Mortgage-Backed Security (0.0%)†
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A 5.809%, 12/15/31 (l)§		55,130	51,265

Total Commercial Mortgage- Backed Security			51,265

Corporate Bonds (2.5%)
Financials (2.5%)
Banks (2.3%)
Kreditanstalt fuer Wiederaufbau
2.625%, 1/10/34 (m)(z)	EUR	1,800,000	2,098,356
Nordea Kredit Realkreditaktieselskab
0.500%, 10/1/43	DKK	2	—
1.000%, 10/1/50 (m)		385	49
0.500%, 10/1/53		105,259	11,817
1.500%, 10/1/53		4,996	619
4.000%, 10/1/56		1,996,380	310,785

			2,421,626

Financial Services (0.2%)
Jyske Realkredit A/S
Series CCE 0.500%, 10/1/43	DKK	5,077	657
1.000%, 10/1/50		2	—
1.000%, 10/1/50 (m)		11,827	1,456
1.000%, 10/1/53		2	—
Nykredit Realkredit A/S
Series 01e 5.000%, 10/1/53 (m)		207,100	33,785
4.000%, 10/1/56 (m)		2	1
Series 01E 0.500%, 10/1/43 (m)		2	—
1.000%, 10/1/53 (m)		32,474	3,794
2.000%, 10/1/53 (m)		2	—
3.000%, 10/1/53 (m)		441,645	65,237
4.000%, 10/1/56 (m)		396,507	61,428
Series 01EE 1.000%, 10/1/50 (m)		2	—
1.500%, 10/1/52 (m)		26,751	3,413
Series CCE 1.000%, 10/1/50 (m)		12,963	1,595
Realkredit Danmark A/S
1.000%, 10/1/53 (m)		26,822	3,295
Series 23S 1.500%, 10/1/53 (m)		2	—
3.000%, 10/1/53 (m)		2	1
Series 27S 1.500%, 10/1/53 (m)		2	—
Series CCS 1.000%, 10/1/50 (m)		2	—
4.000%, 10/1/56 (m)		85,332	12,945

			187,607

Total Financials			2,609,233

Total Corporate Bonds			2,609,233

Foreign Government Securities (70.9%)
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	200,000	58,161
Buoni Poliennali del Tesoro
1.300%, 5/15/28 TIPS (m)	EUR	3,704,460	4,429,704
0.400%, 5/15/30 TIPS (m)		1,485,528	1,703,605
0.100%, 5/15/33 TIPS (m)		713,424	758,409
1.800%, 5/15/36 TIPS (m)		2,173,101	2,558,336
2.550%, 9/15/41 TIPS (m)		416,919	529,136
2.550%, 5/15/56 TIPS (m)		101,616	123,613
Canada Government Bond 3.000%, 12/1/36 TIPS	CAD	793,410	678,388
2.000%, 12/1/41 TIPS		293,888	230,044
1.500%, 12/1/44 TIPS		183,788	132,365
1.250%, 12/1/47 TIPS		530,224	359,616
0.500%, 12/1/50 TIPS		314,368	175,107
Commonwealth of Australia 3.000%, 9/20/25 TIPS (m)	AUD	815,500	538,307
2.000%, 8/21/35 TIPS (m)		957,735	624,970
1.250%, 8/21/40 TIPS (m)		393,860	221,084
Federal Republic of Germany 0.500%, 4/15/30 TIPS (m)	EUR	129,248	152,040
0.100%, 4/15/33 TIPS (m)		490,672	552,771
0.100%, 4/15/46 TIPS (m)		519,500	500,261

See Notes to Financial Statements.

1117

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
French Republic 0.100%, 3/1/26 TIPS (m)	EUR	1,340,944	$1,569,819
1.850%, 7/25/27 TIPS (m)		1,777,568	2,159,401
0.100%, 3/1/28 TIPS (m)		959,016	1,107,260
0.100%, 3/1/29 TIPS (m)		738,660	850,214
0.100%, 7/25/31 TIPS (m)		1,465,116	1,647,296
0.100%, 3/1/32 TIPS (m)		691,278	762,366
3.150%, 7/25/32 TIPS (m)		632,576	856,035
0.100%, 7/25/36 TIPS (m)		1,685,827	1,729,788
0.550%, 3/1/39 TIPS (m)		317,205	328,720
1.800%, 7/25/40 TIPS (m)		146,492	178,382
0.950%, 7/25/43 TIPS (m)		417,432	438,324
Japan Government Bond CPI Linked
0.100%, 3/10/26 TIPS	JPY	146,975,400	1,038,945
0.100%, 3/10/28 TIPS		267,450,120	1,922,784
0.100%, 3/10/29 TIPS		267,837,600	1,933,801
Kingdom of Saudi Arabia 5.125%, 1/13/28 (x)§		$600,000	609,600
Kingdom of Spain 0.650%, 11/30/27 TIPS (m)	EUR	1,147,374	1,357,034
1.000%, 11/30/30 TIPS (m)		1,341,186	1,594,170
0.700%, 11/30/33 TIPS (m)		1,381,743	1,566,832
Kingdom of Sweden 0.125%, 6/1/26 TIPS (m)	SEK	9,230,455	955,901
0.125%, 12/1/27 TIPS (m)		654,981	67,811
Mexican Udibonos 4.000%, 8/24/34 TIPS	MXN	467,612	23,208
New Zealand Government Bond 2.500%, 9/20/35 TIPS (m)	NZD	132,577	78,861
2.500%, 9/20/40 TIPS (m)		393,589	221,294
Queensland Treasury Corp. 4.500%, 8/22/35 (m)	AUD	200,000	126,890
5.250%, 7/21/36 (m)		800,000	533,842
Republic of Italy
(EURIBOR 6 Month + 0.80%), 3.044%, 10/15/28 (k)(m)	EUR	100,000	119,815
(EURIBOR 6 Month + 1.15%), 3.394%, 10/15/31 (k)(m)		800,000	968,030
State of North Rhine-Westphalia Germany
2.000%, 6/15/32 (m)(z)		300,000	337,361
Treasury Corp. of Victoria 2.250%, 9/15/33 (m)	AUD	1,300,000	716,204
U.K. Treasury Bonds 4.375%, 3/7/30 (m)(z)	GBP	7,500,000	10,476,271
4.750%, 10/22/43 (m)(z)		900,000	1,180,805
U.K. Treasury Inflation Linked Bonds
1.250%, 11/22/27 TIPS (m)		3,108,720	4,351,419
0.125%, 8/10/28 TIPS (m)		1,152,296	1,565,059
0.125%, 8/10/31 TIPS (m)		753,434	989,472
1.250%, 11/22/32 TIPS (m)		333,419	462,570
0.750%, 11/22/33 TIPS (m)		864,392	1,139,664
2.000%, 1/26/35 TIPS (m)		900,691	1,315,191
0.125%, 11/22/36 TIPS (m)		1,005,427	1,174,050
1.125%, 11/22/37 TIPS (m)		596,610	770,529
0.625%, 3/22/40 TIPS (m)		928,770	1,067,390
0.125%, 8/10/41 TIPS (m)		789,883	814,584
0.625%, 11/22/42 TIPS (m)		1,041,161	1,144,320
0.125%, 3/22/44 TIPS (m)		995,454	949,860
0.625%, 3/22/45 TIPS (m)		331,539	344,096
0.125%, 3/22/46 TIPS (m)	GBP	560,105	508,510
0.750%, 11/22/47 TIPS (m)		1,064,707	1,100,954
0.500%, 3/22/50 TIPS (m)		810,430	756,512
0.250%, 3/22/52 TIPS (m)		460,274	386,084
1.250%, 11/22/54 TIPS (m)		1,593,585	1,743,779
1.250%, 11/22/55 TIPS (m)		503,850	553,592
0.125%, 11/22/56 TIPS (m)		68,328	51,495
0.125%, 3/22/58 TIPS (m)		113,169	83,258
0.375%, 3/22/62 TIPS (m)		885,139	691,266
0.125%, 11/22/65 TIPS (m)		579,128	383,805
0.125%, 3/22/68 TIPS (m)		716,775	461,647
0.125%, 3/22/73 TIPS (m)		130,449	93,411

Total Foreign Government Securities			74,685,498

Mortgage-Backed Securities (16.3%)
FNMA UMBS 6.500%, 12/1/53		$130,942	135,279
FNMA/FHLMC UMBS, 30 Year, Single Family 4.500%, 7/25/55 TBA		400,000	382,688
5.000%, 7/25/55 TBA		4,800,000	4,705,875
6.000%, 7/25/55 TBA		2,000,000	2,032,656
6.500%, 7/25/55 TBA		4,300,000	4,438,742
4.000%, 8/25/55 TBA		1,000,000	930,234
4.500%, 8/25/55 TBA		2,000,000	1,912,969
GNMA 3.000%, 7/15/55 TBA		3,000,000	2,653,594

Total Mortgage-Backed Securities			17,192,037

Supranational (1.4%)
European Financial Stability Facility 2.375%, 6/21/32 (m)(z)		1,300,000	1,501,321

Total Supranational			1,501,321

U.S. Treasury Obligations (61.1%)
U.S. Treasury Inflation Linked Bonds 1.750%, 1/15/28 TIPS		1,220,422	1,235,362
3.875%, 4/15/29 TIPS		975,695	1,064,999
2.125%, 2/15/40 TIPS (v)		474,944	468,969
2.125%, 2/15/41 TIPS		1,186,553	1,162,081
0.750%, 2/15/42 TIPS		1,547,462	1,202,280
0.625%, 2/15/43 TIPS (v)		383,708	285,262
1.375%, 2/15/44 TIPS		1,968,324	1,654,451
0.750%, 2/15/45 TIPS		2,084,304	1,523,028
1.000%, 2/15/46 TIPS		2,274,518	1,725,664
0.875%, 2/15/47 TIPS		1,092,389	792,291
1.000%, 2/15/48 TIPS		917,127	675,439
0.250%, 2/15/50 TIPS		249,554	145,123
0.125%, 2/15/51 TIPS		443,578	242,135
0.125%, 2/15/52 TIPS		115,238	61,677
1.500%, 2/15/53 TIPS (v)		323,757	257,158
2.125%, 2/15/54 TIPS		836,208	768,155
U.S. Treasury Inflation Linked Notes 0.125%, 4/15/26 TIPS (z)		4,159,016	4,111,832
0.125%, 7/15/26 TIPS		1,512,290	1,498,347
0.125%, 10/15/26 TIPS		939,176	927,950
0.375%, 1/15/27 TIPS (z)		3,027,886	2,985,256
0.125%, 4/15/27 TIPS (v)		340,854	333,639
0.375%, 7/15/27 TIPS		1,298,296	1,280,542

See Notes to Financial Statements.

1118

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
1.625%, 10/15/27 TIPS	$1,407,809	$1,424,847
0.500%, 1/15/28 TIPS (z)	5,177,410	5,078,901
0.750%, 7/15/28 TIPS	2,325,924	2,297,245
2.375%, 10/15/28 TIPS	942,606	977,681
0.875%, 1/15/29 TIPS	88,932	87,546
2.125%, 4/15/29 TIPS	518,570	532,438
0.250%, 7/15/29 TIPS	1,966,460	1,887,819
1.625%, 10/15/29 TIPS (z)	2,446,824	2,477,630
0.125%, 1/15/30 TIPS (z)	4,987,400	4,705,279
0.125%, 7/15/30 TIPS	2,164,559	2,032,807
0.125%, 7/15/31 TIPS (z)	5,541,647	5,100,489
0.125%, 1/15/32 TIPS	1,041,534	944,302
0.625%, 7/15/32 TIPS (z)	4,747,630	4,429,799
1.125%, 1/15/33 TIPS	1,615,410	1,544,259
1.375%, 7/15/33 TIPS	1,901,268	1,847,213
1.750%, 1/15/34 TIPS	626,166	621,212
1.875%, 7/15/34 TIPS (z)	2,555,875	2,561,836
2.125%, 1/15/35 TIPS (z)	1,321,450	1,344,456

Total U.S. Treasury Obligations		64,297,399

Total Long-Term Debt Securities (157.7%) (Cost $171,744,057)		166,055,793

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.5%)
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	572,400	572,400

Total Short-Term Investments (0.5%) (Cost $572,400)		572,400

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.1%)
Future Interest Rate Options (0.1%)
3 Month SONIA 03/13/2026 at GBP 94.25, American Style Notional Amount: GBP 11,500,000 Exchange Traded*	46	35,517

Put Options Purchased (0.0%)†
Future Interest Rate Options (0.0%)†
Mid-Curve 1-Year EURIBOR 12/15/2025 at EUR 97.94, American Style Notional Amount: EUR 7,000,000 Exchange Traded*	28	1,237

Total Options Purchased (0.1%) (Cost $44,939)		36,754

Total Investments in Securities (158.3%)
(Cost $172,361,396)		166,664,947
Other Assets Less Liabilities (-58.3%)		(61,371,580)

Net Assets (100%)		$105,293,367

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, the market value of these securities amounted to $1,829,250 or 1.7% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2025. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2025.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2025.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the market value or fair value, as applicable, of these securities amounted to $74,735,298 or 71.0% of net assets.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $1,000,693.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $561,354. This was collateralized by cash of $572,400 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLO	— Collateralized Loan Obligation
CPI	— Consumer Price Index
DKK	— Denmark Krone
EUR	— European Currency Unit
EURIBOR	— Euro Interbank Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
JPY	— Japanese Yen
MXN	— Mexican Peso
NZD	— New Zealand Dollar
OAT	— Obligations Assimilables du Trésor
PEN	— Peruvian Sol
SEK	— Swedish Krona
SONIA	— Sterling Over Night Index Average
TBA	— To Be Announced; Security is subject to delayed delivery
TIPS	— Treasury Inflation Protected Security
TRY	— Turkish Lira
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

See Notes to Financial Statements.

1119

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-BTP	25	9/2025	EUR	3,563,299	10,048
Euro-Bund	47	9/2025	EUR	7,205,579	(56,053)
U.S. Treasury 10 Year Note	22	9/2025	USD	2,466,750	31,687
U.S. Treasury Long Bond	8	9/2025	USD	923,750	20,363
3 Month Euro EURIBOR	40	9/2026	EUR	11,563,346	19,133
3 Month Euro EURIBOR	40	12/2026	EUR	11,555,690	31,797

					56,975

Short Contracts
3 Month Euro EURIBOR	(40)	9/2025	EUR	(11,556,867)	(4,307)
Australia 10 Year Bond	(21)	9/2025	AUD	(1,584,170)	(14,054)
Euro-Bobl	(41)	9/2025	EUR	(5,683,467)	24,494
Euro-Buxl	(15)	9/2025	EUR	(2,098,047)	21,685
Euro-OAT	(14)	9/2025	EUR	(2,042,282)	11,187
Euro-Schatz	(137)	9/2025	EUR	(17,307,914)	25,224
U.S. Treasury 2 Year Note	(34)	9/2025	USD	(7,072,797)	(18,933)
U.S. Treasury 5 Year Note	(96)	9/2025	USD	(10,464,000)	(100,601)
U.S. Treasury 10 Year Ultra Note	(9)	9/2025	USD	(1,028,391)	(26,168)
U.S. Treasury Ultra Bond	(43)	9/2025	USD	(5,122,375)	(145,517)
3 Month Euro EURIBOR	(40)	12/2025	EUR	(11,567,469)	(41,269)

					(268,259)

					(211,284)

Forward Foreign Currency Contracts outstanding as of June 30, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL	611,094	USD	110,856	Goldman Sachs Bank USA**	7/2/2025	1,620
DKK	9,770,000	USD	1,499,615	Bank of America	7/2/2025	42,915
EUR	25,286,056	USD	29,334,354	Deutsche Bank AG	7/2/2025	451,356
GBP	1,225,000	USD	1,656,393	Bank of America	7/2/2025	25,104
GBP	19,170,090	USD	26,080,935	Barclays Bank plc	7/2/2025	232,889
SEK	1,365,000	USD	142,558	Bank of America	7/2/2025	1,720
SEK	5,760,000	USD	602,195	JPMorgan Chase Bank	7/2/2025	6,626
USD	4,854,540	JPY	696,455,507	JPMorgan Chase Bank	7/2/2025	18,211
TRY	96,053	USD	2,335	Barclays Bank plc	7/28/2025	23

Total unrealized appreciation						780,464

USD	2,785,740	AUD	4,322,629	Barclays Bank plc	7/2/2025	(59,198)
USD	106,874	BRL	609,943	JPMorgan Chase Bank**	7/2/2025	(5,390)
USD	1,560,439	CAD	2,149,677	Bank of America	7/2/2025	(18,174)
USD	1,914,318	DKK	12,640,014	JPMorgan Chase Bank	7/2/2025	(81,342)
USD	28,624,314	EUR	25,174,213	Bank of America	7/2/2025	(1,029,650)
USD	128,228	EUR	112,000	Barclays Bank plc	7/2/2025	(3,702)
USD	467,809	GBP	349,000	Barclays Bank plc	7/2/2025	(11,245)
USD	27,005,763	GBP	20,046,090	JPMorgan Chase Bank	7/2/2025	(510,503)
USD	301,828	NZD	506,091	JPMorgan Chase Bank	7/2/2025	(6,660)
USD	1,745,267	SEK	16,808,629	Barclays Bank plc	7/2/2025	(31,374)
USD	451,033	DKK	2,865,359	Deutsche Bank AG	8/4/2025	(2,571)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	29,334,354	EUR	25,230,628	Deutsche Bank AG	8/4/2025	(456,631)
USD	127,078	EUR	108,157	JPMorgan Chase Bank	8/4/2025	(628)
USD	25,577,625	GBP	18,796,090	Barclays Bank plc	8/4/2025	(227,200)
USD	156,084	GBP	114,000	JPMorgan Chase Bank	8/4/2025	(425)
USD	4,831,464	JPY	694,369,280	Barclays Bank plc	8/4/2025	(9,782)
USD	307,092	NZD	506,091	Barclays Bank plc	8/4/2025	(1,752)
USD	1,020,006	SEK	9,684,181	Goldman Sachs Bank USA	8/4/2025	(5,977)
USD	2,834,849	AUD	4,322,629	JPMorgan Chase Bank	8/5/2025	(12,120)
USD	1,572,896	CAD	2,140,043	Goldman Sachs Bank USA	8/5/2025	(1,616)
USD	229,419	PEN	838,066	Barclays Bank plc**	9/17/2025	(6,638)
USD	110,856	BRL	625,084	Goldman Sachs Bank USA**	10/2/2025	(1,518)

Total unrealized depreciation						(2,484,096)

Net unrealized depreciation						(1,703,632)

**	Non-deliverable forward.

Written Call Options Contracts as of June 30, 2025 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
3 Month SONIA	Exchange Traded	46	GBP	(11,500,000)	GBP	94.25	3/13/2026	(11,444)

Written Put Options Contracts as of June 30, 2025 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Mid-Curve 1-Year EURIBOR	Exchange Traded	28	EUR	(7,000,000)	EUR	97.82	12/12/2025	(5,360)

Total Written Options Contracts (Premiums Received ($31,111))								(16,804)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$1,768,957	$—	$1,768,957
Collateralized Mortgage Obligations	—	3,950,083	—	3,950,083
Commercial Mortgage-Backed Security	—	51,265	—	51,265
Corporate Bonds
Financials	—	2,609,233	—	2,609,233
Foreign Government Securities	—	74,685,498	—	74,685,498
Forward Currency Contracts	—	780,464	—	780,464
Futures	195,618	—	—	195,618
Mortgage-Backed Securities	—	17,192,037	—	17,192,037

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Options Purchased
Call Options Purchased	$35,517	$—	$—	$35,517
Put Options Purchased	1,237	—	—	1,237
Short-Term Investment
Investment Companies	572,400	—	—	572,400
Supranational	—	1,501,321	—	1,501,321
U.S. Treasury Obligations	—	64,297,399	—	64,297,399

Total Assets	$804,772	$166,836,257	$—	$167,641,029

Liabilities:
Forward Currency Contracts	$—	$(2,484,096)	$—	$(2,484,096)
Futures	(406,902)	—	—	(406,902)
Options Written
Call Options Written	(11,444)	—	—	(11,444)
Put Options Written	(5,360)	—	—	(5,360)

Total Liabilities	$(423,706)	$(2,484,096)	$—	$(2,907,802)

Total	$381,066	$164,352,161	$—	$164,733,227

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Net assets – Unrealized appreciation	$232,372	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	780,464

Total		$1,012,836

	Liability Derivatives
Interest rate contracts	Net assets – Unrealized depreciation	$(423,706	)*
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(2,484,096)

Total		$(2,907,802)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$491,531	$—	$491,531
Foreign exchange contracts	—	(5,253,999)	(5,253,999)

Total	$491,531	$(5,253,999)	$(4,762,468)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased (2)	Options Written	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(8,185)	$14,307	$(357,593)	$—	$(351,471)
Foreign exchange contracts	—	—	—	(3,063,178)	(3,063,178)

Total	$(8,185)	$14,307	$(357,593)	$(3,063,178)	$(3,414,649)

(2) Included in Change in unrealized appreciation (depreciation) on investment transactions in the Statement of Operations.

^ The Portfolio held forward foreign currency contracts, futures contracts and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$55,123,000
Average notional value of contracts — short	68,651,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$32,103,000
Average settlement value sold — in USD	120,089,000

Options
Average value of option contracts purchased	$37,000
Average value of option contracts written	17,000

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$69,739	$(69,739)	$—	$—
Barclays Bank plc	232,912	(232,912)	—	—
Deutsche Bank AG	451,356	(451,356)	—	—
Goldman Sachs Bank USA	1,620	(1,620)	—	—
JPMorgan Chase Bank	24,837	(24,837)	—	—

Total	$780,464	$(780,464)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$1,047,824	$(69,739)	$(741,891)	$236,194
Barclays Bank plc	350,891	(232,912)	—	117,979
Deutsche Bank AG	459,202	(451,356)	—	7,846
Goldman Sachs Bank USA	9,111	(1,620)	—	7,491
JPMorgan Chase Bank	617,068	(24,837)	(369,528)	222,703

Total	$2,484,096	$(780,464)	$(1,111,419)	$592,213

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settle date of Sell Contract Borrowing Date	Buy contract Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
Barclays Bank plc	2.10%	6/11/2025	9/5/2025	$(2,068,354)	$(2,065,733)
BNP Paribas	2.07	6/11/2025	9/5/2025	(336,080)	(336,078)
BNP Paribas	2.07	6/11/2025	9/5/2025	(1,498,090)	(1,496,949)
BNP Paribas	4.50	6/26/2025	7/2/2025	(1,336,871)	(1,337,410)
BNP Paribas	4.45	6/18/2025	7/30/2025	(5,054,108)	(5,077,366)
BNP Paribas	4.45	6/18/2025	7/30/2025	(1,567,107)	(1,574,554)
BNP Paribas	4.45	6/18/2025	7/30/2025	(4,666,312)	(4,689,820)
BNP Paribas	4.45	6/18/2025	7/30/2025	(4,107,978)	(4,128,709)
BNP Paribas	4.45	6/18/2025	7/30/2025	(5,044,763)	(5,070,155)
BNP Paribas	4.45	6/18/2025	7/30/2025	(4,378,263)	(4,397,575)
BNP Paribas	4.45	6/18/2025	7/30/2025	(2,530,091)	(2,537,706)
BNP Paribas	4.50	6/26/2025	7/2/2025	(411,668)	(411,868)
HSBC Bank plc	4.37	5/13/2025	7/9/2025	(1,169,317)	(1,168,181)
Morgan Stanley & Co. International PLC	4.32	5/13/2025	7/9/2025	(10,444,871)	(10,446,604)

					$(44,738,708)

(1)	The average amount of borrowings while outstanding for 181 days during the six months ended June 30, 2025, was approximately $43,435,000 at a weighted average interest rate of 4.38%.
(2)	Payable for sale-buyback transactions includes $124,835 of deferred price drop on sale-buyback transactions.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	June 30, 2025
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Notes	$—	$(29,225,163)	$—	$—	$(29,225,163)
Foreign Bond	—	(11,614,785)	(1,496,949)	—	(13,111,734)
Foreign Notes	—	—	(2,401,811)	—	(2,401,811)

Total Borrowings	$—	$(40,839,948)	$(3,898,760)	$—	$(44,738,708)

Gross amount of recognized liabilities for sale-buybacks					$(44,738,708)

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of June 30, 2025:

Counterparty	Payable for Sale- Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
Barclays Bank plc	$(2,065,733)	$1,781,362	$—	$(284,371)
BNP Paribas	(31,058,190)	30,880,725	—	(177,465)
HSBC Bank plc	(1,168,181)	860,238	—	(307,943)
Morgan Stanley & Co. International PLC	(10,446,604)	7,632,150	—	(2,814,454)

	$(44,738,708)	$41,154,475	$—	$(3,584,233)

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$113,608,160
Long-term U.S. government debt securities	10,422,760

$124,030,920

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$107,614,280
Long-term U.S. government debt securities	16,462,130

$124,076,410

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,979,541
Aggregate gross unrealized depreciation	(27,066,150)

Net unrealized depreciation	$(18,086,609)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$182,819,836

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $172,361,396)	$166,664,947
Cash	883,664
Foreign cash (Cost $487,098)	368,409
Cash held as collateral at broker for futures	676,000
Receivable for forward settling transactions	2,826,172
Unrealized appreciation on forward foreign currency contracts	780,464
Dividends, interest and other receivables	411,378
Receivable for securities sold	252,423
Receivable for Portfolio shares sold	45,470
Due from broker for futures variation margin	34,401
Securities lending income receivable	1,813
Other assets	1,180

Total assets	172,946,321

LIABILITIES
Payable for sale-buyback financing transactions	44,738,708
Payable for forward settling transactions	19,635,875
Unrealized depreciation on forward foreign currency contracts	2,484,096
Payable for return of collateral on securities loaned	572,400
Payable for Portfolio shares repurchased	59,264
Investment management fees payable	26,679
Distribution fees payable - Class IB	17,783
Options written, at value (Premiums received $31,111)	16,804
Administrative fees payable	7,690
Payable for securities purchased	2,123
Trustees’ fees payable	321
Accrued expenses	91,211

Total liabilities	67,652,954

Commitments and contingent liabilities^
NET ASSETS	$105,293,367

Net assets were comprised of:
Paid in capital	$128,486,749
Total distributable earnings (loss)	(23,193,382)

Net assets	$105,293,367

Class IB
Net asset value, offering and redemption price per share, $87,201,404 / 11,398,808 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.65

Class K
Net asset value, offering and redemption price per share, $18,091,963 / 2,345,455 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.71

(x)	Includes value of securities on loan of $561,354.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest	$2,430,251
Dividends	1,983
Securities lending (net)	8,825

Total income	2,441,059

EXPENSES
Interest expense	1,055,421
Investment management fees	311,798
Distribution fees – Class IB	108,224
Administrative fees	47,140
Professional fees	46,301
Custodian fees	37,921
Printing and mailing expenses	8,706
Trustees’ fees	1,723
Miscellaneous	8,316

Gross expenses	1,625,550
Less: Waiver from investment manager	(150,030)

Net expenses	1,475,520

NET INVESTMENT INCOME (LOSS)	965,539

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(1,318,104)
Futures contracts	491,531
Forward foreign currency contracts	(5,253,999)
Foreign currency transactions	697,628

Net realized gain (loss)	(5,382,944)

Change in unrealized appreciation (depreciation) on:
Investments in securities	11,869,504
Futures contracts	(357,593)
Forward foreign currency contracts	(3,063,178)
Foreign currency translations	(398,171)
Options written	14,307

Net change in unrealized appreciation (depreciation)	8,064,869

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,681,925

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,647,464

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$965,539	$547,441
Net realized gain (loss)	(5,382,944)	1,336,924
Net change in unrealized appreciation (depreciation)	8,064,869	(2,128,011)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,647,464	(243,646)

Distributions to shareholders:
Class IB	—	(458,688)
Class K	—	(137,048)

Total distributions to shareholders	—	(595,736)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 662,430 and 1,329,797 shares, respectively ]	4,971,157	9,922,277
Capital shares issued in reinvestment of dividends [ 0 and 61,371 shares, respectively ]	—	458,688
Capital shares repurchased [ (1,050,443) and (1,990,844) shares, respectively ]	(7,882,168)	(14,813,669)

Total Class IB transactions	(2,911,011)	(4,432,704)

Class K
Capital shares sold [ 153,626 and 278,265 shares, respectively ]	1,159,003	2,070,532
Capital shares issued in reinvestment of dividends [ 0 and 18,211 shares, respectively ]	—	137,048
Capital shares repurchased [ (183,046) and (479,577) shares, respectively ]	(1,383,863)	(3,619,066)

Total Class K transactions	(224,860)	(1,411,486)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,135,871)	(5,844,190)

TOTAL INCREASE (DECREASE) IN NET ASSETS	511,593	(6,683,572)
NET ASSETS:
Beginning of period	104,781,774	111,465,346

End of period	$105,293,367	$104,781,774

See Notes to Financial Statements.

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STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2025

INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase/(decrease) in net assets from operations	$3,647,464
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided (used) by operating activities:
Purchase of investments in securities	(168,566,862)
Proceeds from disposition of investments in securities	165,265,174
Increase in payable for forward settling transactions	4,516,855
Decrease in receivable for forward settling transactions	146,719
Change in unrealized (appreciation) on investments in securities	(11,869,504)
Change in unrealized (appreciation) on options written	(14,307)
Change in unrealized depreciation on forward foreign currency contracts	3,063,178
Net realized (gain) loss on investments in securities	1,318,104
Net amortization (accretion) of income	(64,978)
Decrease in due from broker for futures variation margin	127,269
Increase in premiums received on options written	31,111
Decrease in trustees’ fees payable	(49)
Increase in other assets	(692)
Decrease in administrative fees payable	(466)
Increase in dividends, interest and other receivables	(770)
Decrease in distribution fees payable—Class IB	(845)
Increase in securities lending income receivable	(1,813)
Decrease in investment management fees payable	(2,125)
Decrease in accrued expenses	(13,025)
Decrease in payable for return of cash collateral on forward foreign currency contracts	(740,000)
Increase in payable for return on collateral on securities loaned	572,400

Net cash provided (used) by operating activities	(2,587,162)

Cash flows provided (used) by financing activities:
Proceeds from shares sold	6,124,220
Payment for shares repurchased	(9,263,775)
Proceeds from sale-buyback transactions	402,966,621
Payments on sale-buyback transactions	(403,717,096)
Increase in payable for sale-buyback financing transactions	6,844,664

Net cash provided (used) by financing activities	2,954,634

Net increase/(decrease) in cash	367,472

Cash, foreign currency and restricted cash:
Beginning of period	1,560,601

End of period	$1,928,073

Supplemental disclosure of cash flow information:

For the six months ended June 30, 2025, the Portfolio paid $1,055,421 in interest expense.

Reconciliation of cash and restricted cash to the Statement of Assets and Liabilities:

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Cash	$883,664	$299,457
Foreign cash	368,409	396,102
Cash held as collateral at broker for futures	676,000	865,042

Total cash, foreign cash and restricted cash shown in the statement of cash flows	$1,928,073	$1,560,601

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$7.39		$7.45	$7.30	$9.72	$10.78	$9.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.03	0.11	0.49	0.21	(0.06)
Net realized and unrealized gain (loss)	0.19		(0.05)	0.18	(2.04)	0.21	1.08

Total from investment operations	0.26		(0.02)	0.29	(1.55)	0.42	1.02

Less distributions:
Dividends from net investment income	—		(0.04)	— #	(0.84)	(0.56)	—
Distributions from net realized gains	—		—	(0.04)	(0.03)	(0.41)	(0.12)
Return of capital	—		—	(0.10)	—	(0.51)	—

Total dividends and distributions	—		(0.04)	(0.14)	(0.87)	(1.48)	(0.12)

Net asset value, end of period	$7.65		$7.39	$7.45	$7.30	$9.72	$10.78

Total return (b)	3.52%		(0.29)%	4.09%	(16.10)%	4.01%	10.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$87,201		$87,107	$92,276	$95,592	$115,131	$96,173
Ratio of expenses to average net assets:
After waivers (a)(f)(g)	2.88%		2.57%	2.36%	1.31%	0.92%	1.05%
Before waivers (a)(f)(g)	3.17%		2.85%	2.65%	1.53%	1.10%	1.26%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.81%		0.45%	1.52%	5.60%	1.94%	(0.56)%
Before waivers (a)(f)	1.52%		0.17%	1.23%	5.38%	1.76%	(0.76)%
Portfolio turnover rate^	80	%(z)	140%	90%	82%	113%	245%

Class K	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$7.44		$7.50	$7.35	$9.79	$10.87	$9.93

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08		0.06	0.13	0.51	0.23	(0.03)
Net realized and unrealized gain (loss)	0.19		(0.06)	0.18	(2.06)	0.22	1.09

Total from investment operations	0.27		— #	0.31	(1.55)	0.45	1.06

Less distributions:
Dividends from net investment income	—		(0.06)	— #	(0.86)	(0.61)	—
Distributions from net realized gains	—		—	(0.04)	(0.03)	(0.41)	(0.12)
Return of capital	—		—	(0.12)	—	(0.51)	—

Total dividends and distributions	—		(0.06)	(0.16)	(0.89)	(1.53)	(0.12)

Net asset value, end of period	$7.71		$7.44	$7.50	$7.35	$9.79	$10.87

Total return (b)	3.63%		(0.04)%	4.31%	(15.97)%	4.29%	10.68%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$18,092		$17,675	$19,189	$19,288	$25,257	$24,668
Ratio of expenses to average net assets:
After waivers (a)(f)(g)	2.63%		2.32%	2.11%	1.06%	0.67%	0.80%
Before waivers (a)(f)(g)	2.92%		2.60%	2.40%	1.28%	0.85%	1.00%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.09%		0.75%	1.74%	5.80%	2.13%	(0.28)%
Before waivers (a)(f)	1.80%		0.47%	1.45%	5.58%	1.94%	(0.48)%
Portfolio turnover rate^	80	%(z)	140%	90%	82%	113%	245%

See Notes to Financial Statements.

1129

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)

For the six months ended June 30, 2025, includes interest expense of 2.03% for each class. Includes interest expense of 1.72%, 1.51%, 0.42%, 0.02% and 0.08% for the years ended 2024, 2023, 2022, 2021 and 2020, respectively for each class.

(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1130

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (6.8%)
37 Capital CLO 1 Ltd.,
Series 2021-1A AR
5.536%, 10/15/34 (l)§		$400,000	$399,780
AIMCO CLO,
Series 2015-AA AR3
5.530%, 10/17/34 (l)§		400,000	400,312
Arbour CLO VI DAC,
Series 6A AR
3.293%, 11/15/37 (l)§	EUR	400,000	470,783
Argent Mortgage Loan Trust,
Series 2005-W1 A1
4.914%, 5/25/35 (l)		$13,654	12,196
Bain Capital Credit CLO Ltd.,
Series 2020-2A ARR
5.509%, 7/19/34 (l)§		400,000	400,486
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-HE1 M4
5.620%, 1/25/35 (l)		309,016	306,706
BlueMountain CLO Ltd.,
Series 2016-3A A1R2
5.526%, 11/15/30 (l)§		191,071	191,075
C-Bass Trust,
Series 2006-CB9 A1
4.554%, 11/25/36 (l)		1,518	665
CIFC European Funding CLO III DAC,
Series 3A A
3.329%, 1/15/34 (l)§	EUR	250,000	294,488
CIT Mortgage Loan Trust,
Series 2007-1 1M1
6.684%, 10/25/37 (l)§		$143,059	142,548
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A
4.594%, 1/25/37 (l)		3,026	2,181
Countrywide Asset-Backed Certificates,
Series 2006-19 2A3
4.934%, 3/25/37 (l)		14,398	14,270
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB3 M4
3.748%, 6/25/35 (l)		21,935	21,165
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1
5.174%, 8/25/47 (l)		8,427	8,280
Ellington Loan Acquisition Trust,
Series 2007-1 A1
5.534%, 5/25/37 (l)§		13,130	12,889
First Franklin Mortgage Loan Trust,
Series 2005-FF12 M2
5.139%, 11/25/36 (l)		66,959	63,443
Fremont Home Loan Trust,
Series 2006-C 1A1
4.704%, 10/25/36 (l)		24,158	21,735
GSAMP Trust,
Series 2007-FM1 A2A
4.504%, 12/25/36 (l)		2,521	1,189
IndyMac INDB Mortgage Loan Trust,
Series 2006-1 A1
4.574%, 7/25/36 (l)		16,727	4,902
Jamestown CLO XVIII Ltd.,
Series 2022-18A A1R
5.552%, 7/25/35 (l)§		400,000	399,689
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B M2
7.170%, 4/15/40 (l)		30,228	28,101
Lehman XS Trust,
Series 2006-7 1A1A
4.754%, 5/25/36 (l)		19,798	18,735
Series 2006-8 3A4
4.702%, 6/25/36 (e)		9,043	8,836
Series 2007-20N A1
6.734%, 12/25/37 (l)		19,776	21,297
Madison Park Funding XXXIX Ltd.,
Series 2021-39A AR
5.522%, 10/22/34 (l)§		400,000	399,151
Magnetite XII Ltd.,
Series 2015-12A AR4
5.406%, 10/15/31 (l)§		117,151	117,151
Merrill Lynch Life Agency, Inc.,
4.674%, 2/25/37 (l)		8,278	2,323
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM4 A2A
4.594%, 9/25/37 (l)		491	95
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE8 A2D
4.654%, 10/25/36 (l)		649,001	281,310
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2 A1
4.534%, 11/25/36 (l)		309	99
OZLM XXIV Ltd.,
Series 2019-24A A1AR
5.691%, 7/20/32 (l)§		118,527	118,590
Palmer Square European Loan Funding DAC,
Series 2023-3A AR
3.113%, 5/15/33 (l)§	EUR	311,546	367,084
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WCW2 M3
5.484%, 10/25/34 (l)		$42,689	42,175
Series 2005-WHQ4 M2
5.169%, 9/25/35 (l)		6,756	6,599
Regatta XVI Funding Ltd.,
Series 2019-2A A1R
5.456%, 1/15/33 (l)§		389,430	389,800
Renaissance Home Equity Loan Trust,
Series 2002-3 A
5.194%, 12/25/32 (l)		1,396	1,306
Saxon Asset Securities Trust,
Series 2007-3 1A
4.744%, 9/25/37 (l)		23,097	22,202
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C
4.754%, 7/25/36 (l)		152,190	50,750
Series 2007-HE1 A2A
4.554%, 12/25/36 (l)		9,788	1,966
Soundview Home Equity Loan Trust,
4.654%, 2/25/37 (l)		497,529	127,633
Soundview Home Loan Trust,
Series 2006-NLC1 A1
4.554%, 11/25/36 (l)§		1,595	437
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS 2A1A
5.939%, 4/25/35 (l)		335	334
United States Small Business Administration,
Series 2008-20H 1
6.020%, 8/1/28		1,607	1,643

See Notes to Financial Statements.

1131

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Voya Euro CLO II DAC,
Series 2A AR
3.239%, 7/15/35 (l)§	EUR	400,000	$470,116

Total Asset-Backed Securities			5,646,515

Collateralized Mortgage Obligations (4.1%)
Alliance Bancorp Trust,
Series 2007-OA1 A1
4.914%, 7/25/37 (l)		$18,586	16,555
Alternative Loan Trust,
Series 2005-62 2A1
5.399%, 12/25/35 (l)		654	560
Series 2006-OA11 A1B
4.814%, 9/25/46 (l)		36,221	35,163
Series 2006-OA19 A1
4.612%, 2/20/47 (l)		6,184	4,955
Series 2007-1T1 1A1
6.000%, 3/25/37		95,247	32,391
Series 2007-4CB 1A35
6.000%, 4/25/37		24,640	20,665
Series 2007-OA7 A1A
4.794%, 5/25/47 (l)		2,483	2,282
Banc of America Funding Trust,
Series 2006-A 1A1
6.249%, 2/20/36 (l)		1,877	1,786
Series 2006-J 2A1
4.521%, 1/20/47 (l)		54,193	46,643
Series 2006-J 4A1
5.078%, 1/20/47 (l)		1,886	1,640
Banc of America Mortgage Trust,
Series 2005-E 2A1
5.442%, 6/25/35 (l)		367	336
Series 2006-A 2A1
5.056%, 2/25/36 (l)		2,484	2,295
Bear Stearns ALT-A Trust,
Series 2005-7 22A1
4.905%, 9/25/35 (l)		17,432	9,969
Series 2006-2 23A1
4.053%, 3/25/36 (l)		5,813	4,727
Bear Stearns ARM Trust,
Series 2004-10 13A1
5.166%, 1/25/35 (l)		1,860	1,822
Series 2005-1 2A1
4.847%, 3/25/35 (l)		2,800	2,575
Series 2005-9 A1
7.080%, 10/25/35 (l)		3,153	2,985
Series 2006-2 3A2
4.235%, 7/25/36 (l)		2,410	2,044
CHL Mortgage Pass-Through Trust,
Series 2005-19 1A6
5.500%, 8/25/35		664	483
Series 2005-9 1A3
4.894%, 5/25/35 (l)		127,357	111,460
Series 2006-6 A4
6.000%, 4/25/36		9,884	4,771
Series 2006-HYB3 3A1B
4.048%, 5/20/36 (l)		1,574	1,467
Series 2007-1 A1
6.000%, 3/25/37		30,630	13,552
Citigroup Mortgage Loan Trust,
Series 2006-AR1 2A1
6.300%, 3/25/36 (l)		2,181	2,193
Series 2007-10 22AA
4.783%, 9/25/37 (l)		4,906	4,519
CSMC Mortgage-Backed Trust,
Series 2007-6 A1
6.420%, 10/25/37 (l)		108,135	62,599
CSMC Trust,
Series 2007-4R 1A1
5.154%, 10/26/36 (l)§		3,472	3,160
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1
4.534%, 10/25/36 (l)		123	102
Eurosail-UK plc,
Series 2007-3X A3A
5.294%, 6/13/45 (l)(m)	GBP	10,853	14,875
Series 2007-3X A3C
5.294%, 6/13/45 (l)(m)		4,822	6,609
FHLMC,
Series 278 F1
4.868%, 9/15/42 STRIPS (l)		$41,306	40,733
FHLMC Structured Pass-Through Certificates,
Series T-32 A1
4.694%, 8/25/31 (l)		293	293
Series T-62 1A1
5.599%, 10/25/44 (l)		23,042	21,096
Series T-63 1A1
5.599%, 2/25/45 (l)		7,255	7,010
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
5.876%, 6/25/34 (l)		1,585	1,586
Series 2006-FA8 1A7
6.000%, 2/25/37		9,172	3,330
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
6.431%, 8/25/35 (l)		3,180	2,274
FNMA,
Series 2003-W8 3F2
4.770%, 5/25/42 (l)		517	515
Series 2004-63 FA
4.586%, 8/25/34 (l)		100	98
Series 2006-30 KF
4.860%, 5/25/36 (l)		156	155
Series 2006-5 3A2
6.782%, 5/25/35 (l)		1,532	1,568
Series 2007-63 FC
4.770%, 7/25/37 (l)		48	48
Series 2025-47 FJ
5.335%, 6/25/55 (l)		397,163	398,888
GNMA,
Series 2017-H10 FB
5.592%, 4/20/67 (l)		29,744	30,171
Series 2018-H15 FG
5.461%, 8/20/68 (l)		82,360	82,688
Series 2023-H09 FA
5.102%, 4/20/73 (l)		359,493	360,356
Series 2023-H15 FB
5.302%, 3/20/73 (l)		398,002	399,326
Series 2023-H19 FA
5.202%, 8/20/73 (l)		1,187,769	1,192,323
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1
4.974%, 11/25/45 (l)		2,803	2,634

See Notes to Financial Statements.

1132

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2006-AR4 A6A
4.794%, 9/25/46 (l)	$39,979	$36,889
GreenPoint MTA Trust,
Series 2005-AR1 A2
4.874%, 6/25/45 (l)	1,689	1,540
GSR Mortgage Loan Trust,
Series 2004-12 3A6
5.946%, 12/25/34 (l)	1,998	1,880
Series 2005-AR1 1A1
6.922%, 1/25/35 (l)	688	652
Series 2005-AR4 6A1
5.018%, 7/25/35 (l)	754	709
Series 2005-AR6 2A1
5.293%, 9/25/35 (l)	1,707	1,639
HarborView Mortgage Loan Trust,
Series 2005-13 2A11
4.992%, 2/19/36 (l)	1,686	735
Series 2005-2 2A1A
4.872%, 5/19/35 (l)	693	665
Series 2005-9 2A1A
5.112%, 6/20/35 (l)	1,307	1,243
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1 2A1
5.373%, 11/25/35 (l)	558	579
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10 2A2A
5.214%, 5/25/34 (l)	177	164
Series 2004-AR11 2A
4.588%, 12/25/34 (l)	1,087	1,023
Series 2005-AR14 1A1A
4.994%, 7/25/35 (l)	3,179	2,303
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1
4.894%, 3/25/36 (l)	53,006	49,693
Series 2006-A7 1A4
4.894%, 12/25/36 (l)	20,399	18,815
JP Morgan Mortgage Trust,
Series 2005-A1 6T1
5.875%, 2/25/35 (l)	819	801
Series 2005-A6 2A1
6.830%, 8/25/35 (l)	1,395	1,320
Series 2005-A6 4A1
5.677%, 9/25/35 (l)	184	172
Series 2005-A6 7A1
5.479%, 8/25/35 (l)	1,324	1,171
Series 2007-A1 1A1
6.739%, 7/25/35 (l)	859	858
Series 2007-A1 3A3
5.479%, 7/25/35 (l)	1,854	1,776
Series 2008-R2 1A1
4.154%, 7/27/37 (l)§	6,412	5,921
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
6.043%, 11/21/34 (l)	1,048	1,011
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1
5.126%, 11/15/31 (l)	464	449
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR 5A4
6.075%, 6/25/36 (l)	2,783	2,722
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1
4.866%, 12/15/30 (l)	502	487
New Residential Mortgage Loan Trust,
Series 2019-RPL2 A1
3.250%, 2/25/59 (l)§	28,237	27,411
Series 2019-RPL3 A1
2.750%, 7/25/59 (l)§	124,330	119,250
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates,
Series 2005-5 1A1D
5.194%, 12/25/35 (l)	90,007	88,756
RALI Trust,
Series 2005-QO1 A1
4.734%, 8/25/35 (l)	1,250	875
Series 2007-QH8 A
5.397%, 10/25/37 (l)	26,868	21,565
Residential Asset Securitization Trust,
Series 2005-A5 A3
4.834%, 5/25/35 (l)	15,019	9,087
Series 2006-A10 A5
6.500%, 9/25/36	8,523	2,565
Series 2007-A6 2A1
6.500%, 6/25/37	124,472	24,035
RFMSI Trust,
Series 2007-S6 1A10
6.000%, 6/25/37	3,606	2,855
Sequoia Mortgage Trust,
Series 2007-3 1A1
4.832%, 7/20/36 (l)	4,628	4,005
Series 5 A
5.132%, 10/19/26 (l)	183	180
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
6.525%, 2/25/34 (l)	647	630
Series 2004-19 2A1
5.799%, 1/25/35 (l)	1,151	1,035
Series 2005-17 3A1
4.728%, 8/25/35 (l)	1,041	906
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1
5.092%, 10/19/34 (l)	427	409
Series 2005-AR5 A1
4.932%, 7/19/35 (l)	1,052	1,005
Series 2005-AR5 A2
4.932%, 7/19/35 (l)	547	543
Series 2005-AR5 A3
4.932%, 7/19/35 (l)	2,537	2,485
Series 2006-AR3 11A1
4.854%, 4/25/36 (l)	1,787	1,617
Series 2006-AR4 2A1
4.814%, 6/25/36 (l)	528	520
Towd Point Mortgage Trust,
Series 2019-HY2 A1
5.434%, 5/25/58 (l)§	12,684	12,979
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A
5.599%, 11/25/42 (l)	133	127
Series 2005-AR14 2A1
5.135%, 12/25/35 (l)	551	511
Series 2006-AR3 A1A
5.399%, 2/25/46 (l)	1,288	1,175

See Notes to Financial Statements.

1133

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2006-AR7 3A
5.447%, 7/25/46 (l)		$7,254	$6,563
Series 2007-OA4 1A
5.169%, 5/25/47 (l)		3,337	2,903

Total Collateralized Mortgage Obligations			3,429,484

Commercial Mortgage-Backed Securities (0.6%)
FHLMC Multifamily Structured Pass-Through Certificates,
Series KBX1 A2
2.920%, 1/25/26		94,094	93,079
WSTN Trust,
Series 2023-MAUI A
6.518%, 7/5/37 (l)§		400,000	405,926

Total Commercial Mortgage-Backed Securities			499,005

Corporate Bonds (0.1%)
Financials (0.1%)
Banks (0.1%)
Bank of America Corp.
Series FF (CME Term SOFR 3 Month + 3.19%), 5.875%, 3/15/28 (k)(y)		20,000	20,275

Total Financials			20,275

Information Technology (0.0%)†
Software (0.0%)†
VMware LLC
3.900%, 8/21/27		10,000	9,909

Total Information Technology			9,909

Total Corporate Bonds			30,184

Foreign Government Securities (2.9%)
Buoni Poliennali del Tesoro
1.800%, 5/15/36 TIPS (m)	EUR	103,481	121,826
Canada Government Bond
4.250%, 12/1/26 TIPS	CAD	260,516	201,018
French Republic
0.100%, 3/1/26 TIPS (m)	EUR	121,904	142,711
0.100%, 7/25/31 TIPS (m)		122,093	137,274
0.100%, 7/25/38 TIPS (m)		239,756	236,425
Japan Government Bond CPI Linked
0.100%, 3/10/28 TIPS	JPY	120,240,180	864,445
0.100%, 3/10/29 TIPS		95,975,140	692,945
Mexican Udibonos
4.000%, 8/24/34 TIPS	MXN	204,049	10,127

Total Foreign Government Securities			2,406,771

Mortgage-Backed Securities (13.3%)
FHLMC UMBS
3.000%, 3/1/52		$87,267	75,602
4.500%, 11/1/52		84,551	81,191
5.500%, 4/1/54		1,111,892	1,112,924
FNMA UMBS
3.500%, 2/1/48		86,811	79,602
3.000%, 12/1/51		835,389	723,721
4.000%, 10/1/52		959,798	895,193
FNMA/FHLMC UMBS, 30 Year, Single Family
4.500%, 7/25/55 TBA		2,400,000	2,296,125
6.000%, 7/25/55 TBA		1,800,000	1,829,391
6.500%, 8/25/55 TBA		1,800,000	1,855,547
GNMA
3.500%, 11/20/52		275,017	251,012
3.500%, 10/20/54		990,961	900,441
3.500%, 3/20/55		993,419	902,364

Total Mortgage-Backed Securities			11,003,113

U.S. Treasury Obligations (107.8%)
U.S. Treasury Inflation Linked Bonds
2.000%, 1/15/26 TIPS		1,390,001	1,392,148
2.375%, 1/15/27 TIPS		31,815	32,334
1.750%, 1/15/28 TIPS		2,511,283	2,542,025
3.625%, 4/15/28 TIPS		2,578,420	2,740,272
2.500%, 1/15/29 TIPS		1,001,087	1,041,365
3.875%, 4/15/29 TIPS		1,153,271	1,258,829
2.125%, 2/15/40 TIPS		845,994	835,351
2.125%, 2/15/41 TIPS		351,571	344,320
0.750%, 2/15/42 TIPS		1,504,871	1,169,189
0.625%, 2/15/43 TIPS		753,462	560,151
1.375%, 2/15/44 TIPS		2,092,204	1,758,578
0.750%, 2/15/45 TIPS		2,615,597	1,911,251
1.000%, 2/15/46 TIPS		1,990,204	1,509,956
0.875%, 2/15/47 TIPS		1,608,017	1,166,267
1.000%, 2/15/48 TIPS		689,472	507,777
1.000%, 2/15/49 TIPS (v)		127,484	92,656
0.250%, 2/15/50 TIPS		686,274	399,088
0.125%, 2/15/51 TIPS		813,226	443,914
0.125%, 2/15/52 TIPS		345,714	185,031
1.500%, 2/15/53 TIPS		647,514	514,317
2.125%, 2/15/54 TIPS		731,682	672,135
2.375%, 2/15/55 TIPS		406,648	394,661
U.S. Treasury Inflation Linked Notes
0.625%, 1/15/26 TIPS		1,161,069	1,154,356
0.125%, 4/15/26 TIPS		1,834,860	1,814,043
0.125%, 7/15/26 TIPS		254,279	251,935
0.125%, 10/15/26 TIPS		1,408,764	1,391,925
0.375%, 1/15/27 TIPS		1,606,904	1,584,281
0.125%, 4/15/27 TIPS		454,472	444,852
0.375%, 7/15/27 TIPS (z)		4,288,311	4,229,668
1.625%, 10/15/27 TIPS		3,140,497	3,178,504
0.500%, 1/15/28 TIPS		4,889,993	4,796,953
0.750%, 7/15/28 TIPS		2,568,740	2,537,067
2.375%, 10/15/28 TIPS		1,466,276	1,520,837
0.875%, 1/15/29 TIPS		762,276	750,393
2.125%, 4/15/29 TIPS		1,555,710	1,597,315
0.250%, 7/15/29 TIPS		3,129,029	3,003,895
1.625%, 10/15/29 TIPS		1,835,118	1,858,223
0.125%, 1/15/30 TIPS		3,254,279	3,070,195
1.625%, 4/15/30 TIPS		503,875	507,506
0.125%, 7/15/30 TIPS		2,314,702	2,173,811
0.125%, 1/15/31 TIPS		640,812	593,610
0.125%, 7/15/31 TIPS (z)		9,611,107	8,845,989
0.125%, 1/15/32 TIPS		2,198,794	1,993,526
0.625%, 7/15/32 TIPS (z)		7,397,470	6,902,244
1.125%, 1/15/33 TIPS		2,800,044	2,676,716
1.375%, 7/15/33 TIPS		3,168,780	3,078,688
1.750%, 1/15/34 TIPS		1,565,415	1,553,031
1.875%, 7/15/34 TIPS (z)		3,271,520	3,279,149
2.125%, 1/15/35 TIPS (z)		3,151,150	3,206,012

Total U.S. Treasury Obligations			89,466,339

Total Long-Term Debt Securities (135.6%) (Cost $113,190,363)			112,481,411

See Notes to Financial Statements.

1134

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (63.8%)
FFCB
4.18%, 9/4/25 (o)(p)	$16,000,000	$15,878,320
FHLB
0.00%, 7/1/25 (o)(p)	1,100,000	1,100,000
3.79%, 7/16/25 (o)(p)	17,000,000	16,971,397
FHLMC
2.01%, 7/2/25 (o)(p)	19,000,000	18,997,878

Total U.S. Government Agency Securities		52,947,595

Total Short-Term Investments (63.8%)
(Cost $52,947,330)		52,947,595

Total Investments in Securities (199.4%)
(Cost $166,137,693)		165,429,006
Other Assets Less Liabilities (-99.4%)		(82,461,865)

Net Assets (100%)		$82,967,141

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, the market value of these securities amounted to $5,149,026 or 6.2% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2025. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2025.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2025.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the market value or fair value, as applicable, of these securities amounted to $659,720 or 0.8% of net assets.

(o)	Discount Note Security. Effective rate calculated as of June 30, 2025.
(p)	Yield to maturity.
(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $63,926.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2025.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

ARM	— Adjustable Rate Mortgage
AUD	— Australian Dollar
CAD	— Canadian Dollar
CME	— Chicago Mercantile Exchange
CLO	— Collateralized Loan Obligation
CPI	— Consumer Price Index
EUR	— European Currency Unit
EURIBOR	— Euro Interbank Offered Rate
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
HICPXT	— Harmonised Index of Consumer Prices ex Tobacco
JPY	— Japanese Yen
MXN	— Mexican Peso
OAT	— Obligations Assimilables du Trésor
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Over Night Index Average
STRIPS

— Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	— To Be Announced; Security is subject to delayed delivery
TIPS	— Treasury Inflation Protected Security
TONAR	— Tokyo Over-Night Average Rate
UKRPI	— United Kingdom Retail Price Index
UMBS	— Uniform Mortgage-Backed Securities
USCPI	— United States Consumer Price Index
USD	— United States Dollar

See Notes to Financial Statements.

1135

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	13	9/2025	AUD	980,677	7,829
Euro-Bobl	12	9/2025	EUR	1,663,454	(4,249)
Euro-BTP	19	9/2025	EUR	2,708,107	6,669
Euro-Schatz	31	9/2025	EUR	3,916,389	(5,808)
U.S. Treasury 10 Year Note	9	9/2025	USD	1,009,125	17,495
U.S. Treasury 10 Year Ultra Note	15	9/2025	USD	1,713,984	38,065
U.S. Treasury Ultra Bond	17	9/2025	USD	2,025,125	65,439
3 Month Euro EURIBOR	19	9/2026	EUR	5,492,589	14,238

					139,678

Short Contracts
3 Month Euro EURIBOR	(19)	9/2025	EUR	(5,489,512)	(16,138)
Euro-Bund	(26)	9/2025	EUR	(3,986,065)	24,605
Euro-OAT	(26)	9/2025	EUR	(3,792,810)	20,990
U.S. Treasury 2 Year Note	(41)	9/2025	USD	(8,528,961)	(33,333)
U.S. Treasury 5 Year Note	(53)	9/2025	USD	(5,777,000)	(52,238)
U.S. Treasury Long Bond	(28)	9/2025	USD	(3,233,125)	(141,572)

					(197,686)

					(58,008)

Forward Foreign Currency Contracts outstanding as of June 30, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	257,285	USD	187,171	HSBC Bank plc	7/2/2025	1,766
GBP	88,000	USD	119,734	Barclays Bank plc	7/2/2025	1,060
JPY	78,940,566	USD	541,282	Morgan Stanley	7/2/2025	6,897
USD	1,132,002	JPY	162,677,998	HSBC Bank plc	7/2/2025	2,333

Total unrealized appreciation						12,056

USD	30,934	AUD	48,000	Barclays Bank plc	7/2/2025	(657)
USD	187,258	CAD	257,192	HSBC Bank plc	7/2/2025	(1,611)
USD	2,278,416	EUR	2,003,327	Bank of America	7/2/2025	(81,403)
USD	118,552	GBP	88,000	JPMorgan Chase Bank	7/2/2025	(2,241)
USD	421,040	JPY	60,825,122	Morgan Stanley	7/2/2025	(1,342)
USD	2,353,794	EUR	2,003,327	JPMorgan Chase Bank	8/4/2025	(11,628)
USD	119,750	GBP	88,000	Barclays Bank plc	8/4/2025	(1,064)
USD	32,454	JPY	4,664,188	Barclays Bank plc	8/4/2025	(66)
USD	172,676	JPY	24,808,153	HSBC Bank plc	8/4/2025	(290)
USD	1,337,909	JPY	193,220,403	Morgan Stanley	8/4/2025	(9,252)
USD	31,479	AUD	48,000	JPMorgan Chase Bank	8/5/2025	(135)
USD	187,171	CAD	256,856	HSBC Bank plc	8/5/2025	(1,807)

Total unrealized depreciation						(111,496)

Net unrealized depreciation						(99,440)

See Notes to Financial Statements.

1136

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Written Call Swaption Contracts as of June 30, 2025 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
4 Years, January 2027 @2.44% v.6 Month EURIBOR	Barclays Bank plc	300,000	EUR	(300,000)	EUR 2.44	1/25/2027	(2,977)

Written Put Swaption Contracts as of June 30, 2025 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
4 Years, January 2027 @2.35% v.6 Month EURIBOR	Goldman Sachs Bank USA	3,700,000	EUR	(3,700,000)	EUR 2.35	1/7/2027	(26,140)
4 Years, January 2027 @2.35% v.6 Month EURIBOR	Goldman Sachs Bank USA	3,700,000	EUR	(3,700,000)	EUR 2.35	1/7/2027	(26,140)
4 Years, January 2027 @2.44% v.6 Month EURIBOR	Barclays Bank plc	300,000	EUR	(300,000)	EUR 2.44	1/25/2027	(1,862)

							(54,142)

Total Written Swaption Contracts (Premiums Received ($72,496))							(57,119)

Centrally Cleared Inflation-linked swap contracts outstanding as of June 30, 2025(Note 1):

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
USCPI at termination	2.42% at termination	Receive	3/5/2026	USD	1,100,000	32,934	98,046	130,980
USCPI at termination	2.77% at termination	Receive	5/13/2026	USD	400,000	10,919	27,847	38,766
USCPI at termination	2.81% at termination	Receive	5/14/2026	USD	1,000,000	26,487	67,854	94,341
USCPI at termination	2.70% at termination	Receive	5/25/2026	USD	300,000	8,608	21,079	29,687
HICPXT at termination	3.00% at termination	Receive	5/15/2027	EUR	200,000	2,186	1,350	3,536
HICPXT at termination	1.64% at termination	Receive	6/15/2027	EUR	1,300,000	—	2,752	2,752
USCPI at termination	2.65% at termination	Receive	9/10/2028	USD	100,000	3,697	3,401	7,098
HICPXT at termination	2.49% at termination	Pay	5/15/2037	EUR	160,000	(4,085)	4,102	17
HICPXT at termination	2.59% at termination	Pay	3/15/2052	EUR	100,000	(3,118)	6,866	3,748
HICPXT at termination	2.59% at termination	Pay	12/15/2052	EUR	100,000	3,540	6,813	10,353
HICPXT at termination	2.70% at termination	Pay	4/15/2053	EUR	100,000	8,480	6,818	15,298
HICPXT at termination	2.76% at termination	Pay	9/15/2053	EUR	100,000	10,698	6,986	17,684
UKRPI at termination	3.50% at termination	Pay	8/15/2034	GBP	100,000	413	2,161	2,574
UKRPI at termination	3.50% at termination	Pay	8/15/2034	GBP	200,000	1,144	4,003	5,147
UKRPI at termination	3.47% at termination	Pay	9/15/2034	GBP	200,000	—	4,128	4,128

						101,903	264,206	366,109

HICPXT at termination	2.00% at termination	Receive	2/15/2027	EUR	400,000	(32)	(1,475)	(1,507)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	90,000	(14,947)	(4,375)	(19,322)
HICPXT at termination	2.42% at termination	Pay	5/15/2052	EUR	50,000	474	(721)	(247)
HICPXT at termination	2.42% at termination	Pay	5/15/2052	EUR	20,000	(1,390)	1,291	(99)
USCPI at termination	1.98% at termination	Pay	9/19/2025	USD	800,000	—	(6,007)	(6,007)
USCPI at termination	2.03% at termination	Pay	9/23/2025	USD	700,000	—	(5,017)	(5,017)
USCPI at termination	2.21% at termination	Pay	10/7/2025	USD	702,000	—	(4,307)	(4,307)
USCPI at termination	2.38% at termination	Pay	10/15/2025	USD	400,000	—	(1,951)	(1,951)
USCPI at termination	2.70% at termination	Pay	1/14/2026	USD	600,000	—	(2,537)	(2,537)
USCPI at termination	3.04% at termination	Pay	2/21/2026	USD	400,000	—	(311)	(311)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	900,000	(102,429)	(54,234)	(156,663)
USCPI at termination	1.88% at termination	Pay	11/20/2029	USD	300,000	(31,700)	(16,835)	(48,535)

						(150,024)	(96,479)	(246,503)

Total Centrally Cleared inflation-linked swap contracts outstanding						(48,121)	167,727	119,606

See Notes to Financial Statements.

1137

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Centrally Cleared Interest rate swap contracts outstanding as of June 30, 2025 (Note 1):

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month EURIBOR Semi-Annual	0.20 annually	Receive	11/8/2052	EUR	700,000	317,786	93,871	411,657
6 month EURIBOR Semi-Annual	2.25 annually	Receive	9/17/2055	EUR	1,110,000	91,669	45,674	137,343
6 month EURIBOR Semi-Annual	2.25 annually	Receive	9/17/2055	EUR	900,000	86,281	25,078	111,359
6 month EURIBOR Semi-Annual	2.25 annually	Receive	9/17/2055	EUR	120,000	8,431	6,417	14,848
6 month EURIBOR Semi-Annual	0.19 annually	Receive	11/4/2052	EUR	250,000	113,843	33,568	147,411
1 day SOFR Annual	3.25 annually	Receive	3/19/2055	USD	1,400,000	181,101	(14,336)	166,765
1 day SOFR Annual	4.25 annually	Receive	12/20/2025	USD	840,000	(42)	689	647
1 day SOFR Annual	3.25 annually	Receive	6/18/2034	USD	1,150,000	49,540	(15,042)	34,498
1 day SOFR Annual	2.87 annually	Receive	2/13/2054	USD	1,200,000	95,545	129,648	225,193
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	300,000	7,723	14,068	21,791
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	5,058	9,469	14,527
1 day SOFR Annual	3.25 annually	Receive	6/18/2034	USD	350,000	15,092	(4,593)	10,499
1 day TONAR Annual	0.50 annually	Receive	12/15/2031	JPY	115,850,000	12,031	12,014	24,045
1 day TONAR Annual	0.55 annually	Receive	9/14/2028	JPY	40,000,000	(844)	2,760	1,916

						983,214	339,285	1,322,499

6 month EURIBOR Semi-Annual	2.00 annually	Receive	9/17/2027	EUR	3,400,000	21,269	(21,301)	(32)
6 month EURIBOR Semi-Annual	2.25 annually	Pay	9/17/2035	EUR	2,060,000	(84,256)	4,597	(79,659)
6 month EURIBOR Semi-Annual	2.25 annually	Pay	9/17/2035	EUR	2,060,000	(86,008)	6,349	(79,659)
6 month EURIBOR Semi-Annual	2.25 annually	Pay	9/17/2035	EUR	1,300,000	(55,182)	4,912	(50,270)
6 month EURIBOR Semi-Annual	2.25 annually	Pay	9/17/2035	EUR	610,000	(26,190)	2,602	(23,588)
6 month EURIBOR Semi-Annual	2.25 annually	Pay	9/17/2035	EUR	1,400,000	(55,917)	1,780	(54,137)
6 month EURIBOR Semi-Annual	2.25 annually	Pay	9/17/2035	EUR	1,400,000	(59,945)	5,808	(54,137)
6 month EURIBOR Semi-Annual	2.11 annually	Receive	9/2/2027	EUR	2,600,000	—	(6,636)	(6,636)
1 day SONIA Annual	3.50 annually	Pay	3/19/2030	GBP	30,000	(547)	201	(346)
1 day SONIA Annual	3.50 annually	Pay	3/19/2030	GBP	80,000	(1,422)	500	(922)
1 day SONIA Annual	3.50 annually	Pay	3/19/2030	GBP	1,590,000	(27,736)	9,402	(18,334)
1 day SONIA Annual	3.50 annually	Pay	3/19/2030	GBP	900,000	(15,730)	5,352	(10,378)
1 day SOFR Annual	4.10 annually	Receive	11/15/2052	USD	500,000	(4,583)	(9,735)	(14,318)
1 day SOFR Annual	3.90 annually	Receive	2/15/2035	USD	400,000	(2,539)	(5,365)	(7,904)
1 day SOFR Annual	4.76 annually	Receive	1/18/2026	USD	2,200,000	—	(10,472)	(10,472)
1 day SONIA Annual	3.50 annually	Pay	3/19/2030	GBP	500,000	(8,173)	2,408	(5,765)
1 day SOFR Annual	4.75 annually	Receive	1/18/2026	USD	700,000	—	(3,280)	(3,280)

						(406,959)	(12,878)	(419,837)

Total Centrally Cleared Interest rate swap contracts outstanding						576,255	326,407	902,662

(1)	Value of floating rate index at June 30, 2025 was as follows:

Floating Rate Index	Value
1 day SOFR USD	4.45%
1 day SONIA GBP	4.22%
1 day TONAR JPY	0.47%
6 month EURIBOR EUR	2.05%
HICPXT EUR	1.28%
UKRPI GBP	4.05%
USCPI USD	3.23%

See Notes to Financial Statements.

1138

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio's assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio's own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$5,646,515	$—	$5,646,515
Centrally Cleared Inflation-linked Swaps	—	265,497	—	265,497
Centrally Cleared Interest Rate Swaps	—	417,167	—	417,167
Collateralized Mortgage Obligations	—	3,429,484	—	3,429,484
Commercial Mortgage-Backed Securities	—	499,005	—	499,005
Corporate Bonds
Financials	—	20,275	—	20,275
Information Technology	—	9,909	—	9,909
Foreign Government Securities	—	2,406,771	—	2,406,771
Forward Currency Contracts	—	12,056	—	12,056
Futures	195,330	—	—	195,330
Mortgage-Backed Securities	—	11,003,113	—	11,003,113
Short-Term Investments
U.S. Government Agency Securities	—	52,947,595	—	52,947,595
U.S. Treasury Obligations	—	89,466,339	—	89,466,339

Total Assets	$195,330	$166,123,726	$—	$166,319,056

Liabilities:
Centrally Cleared Inflation-linked Swaps	$—	$(97,770)	$—	$(97,770)
Centrally Cleared Interest Rate Swaps	—	(90,760)	—	(90,760)
Forward Currency Contracts	—	(111,496)	—	(111,496)
Futures	(253,338)	—	—	(253,338)
Swaptions Written	—	(57,119)	—	(57,119)

Total Liabilities	$(253,338)	$(357,145)	$—	$(610,483)

Total	$(58,008)	$165,766,581	$—	$165,708,573

See Notes to Financial Statements.

1139

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$877,994	*,**
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	12,056

Total		$890,050

	Liability Derivatives
Interest rate contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(498,987	)*,**
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(111,496)

Total		$(610,483)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.
**

Includes cumulative appreciation/depreciation of centrally cleared swap contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Written	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$47,543	$(855)	$—	$(89,456)	$(42,768)
Foreign exchange contracts	—	—	(326,045)	—	(326,045)

Total	$47,543	$(855)	$(326,045)	$(89,456)	$(368,813)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options Written	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(14,256)	$(205,131)	$—	$338,664	$119,277
Foreign exchange contracts	—	—	(239,531)	—	(239,531)

Total	$(14,256)	$(205,131)	$(239,531)	$338,664	$(120,254)

^ The Portfolio held forward foreign currency contracts, futures contracts, option contracts and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$15,557,000
Average notional value of contracts — short	28,722,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$2,704,000
Average settlement value sold — in USD	10,086,000

Options
Average notional value of swaption contracts written	$86,000

See Notes to Financial Statements.

1140

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Average Balances of Outstanding Derivative Financial Instruments

Interest rate swaps
Average notional value — pays fixed rate	$9,313,000
Average notional value — receives fixed rate	10,918,000

Inflation swaps
Average notional value — pays floating rate	$6,234,000
Average notional value — receives floating rate	4,024,000

Overnight index swaps
Average notional value — pays fixed rate	$13,770,000
Average notional value — pays floating rate	5,691,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$1,060	$(1,060)	$—	$—
HSBC Bank plc	4,099	(3,708)	—	391
Morgan Stanley	6,897	(6,897)	—	—

Total	$12,056	$(11,665)	$—	$391

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$81,403	$—	$(81,403)	$—
Barclays Bank plc	6,626	(1,060)	—	5,566
Goldman Sachs Bank USA	52,280	—	—	52,280
HSBC Bank plc	3,708	(3,708)	—	—
JPMorgan Chase Bank	14,004	—	—	14,004
Morgan Stanley	10,594	(6,897)	—	3,697

Total	$168,615	$(11,665)	$(81,403)	$75,547

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
Goldman Sachs & Co. LLC	4.45%	6/4/2025	7/2/2025	$(4,209,525)	$(4,222,854)
Goldman Sachs & Co. LLC	4.45	6/4/2025	7/2/2025	(2,714,774)	(2,720,179)
Goldman Sachs & Co. LLC	4.45	6/5/2025	7/3/2025	(8,749,536)	(8,778,893)
Goldman Sachs & Co. LLC	4.45	6/5/2025	7/3/2025	(6,826,559)	(6,846,621)
Goldman Sachs & Co. LLC	4.45	6/5/2025	7/3/2025	(506,290)	(507,303)
Goldman Sachs & Co. LLC	4.45	6/17/2025	7/15/2025	(3,149,543)	(3,155,290)

					$(26,231,140)

(1)	The average amount of borrowings while outstanding for 181 days during the six months ended June 30, 2025, was approximately $27,597,000 at a weighted average interest rate of 4.45%.
(2)	Payable for sale-buyback transactions includes $74,913 of deferred price drop on sale-buyback transactions.

See Notes to Financial Statements.

1141

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	June 30, 2025
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Notes	$—	$(26,231,140)	$—	$—	$(26,231,140)

Total Borrowings	$—	$(26,231,140)	$—	$—	$(26,231,140)

Gross amount of recognized liabilities for sale-buybacks					$(26,231,140)

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of June 30, 2025:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
Goldman Sachs & Co. LLC	$(26,231,140)	$26,463,290	$—	$232,150

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$60,443,548
Long-term U.S. government debt securities	6,131,758

$66,575,306

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$63,461,969
Long-term U.S. government debt securities	6,143,911

$69,605,880

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,863,079
Aggregate gross unrealized depreciation	(13,473,777)

Net unrealized depreciation	$(7,610,698)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$173,847,405

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $166,137,693)	$165,429,006
Cash	287,128
Foreign cash (Cost $299,003)	305,721
Cash held as collateral at broker for futures	281,000
Cash held as collateral at broker for swaps	478,000
Receivable for forward settling transactions	1,849,781
Dividends, interest and other receivables	332,033
Receivable for securities sold	87,923
Due from broker for futures variation margin	65,206
Variation Margin on Centrally Cleared Swaps	16,079
Unrealized appreciation on forward foreign currency contracts	12,056
Receivable for Portfolio shares sold	8,499
Other assets	1,089

Total assets	169,153,521

LIABILITIES
Payable for securities purchased	51,845,491
Payable for sale-buyback financing transactions	26,231,140
Payable for forward settling transactions	7,762,172
Unrealized depreciation on forward foreign currency contracts	111,496
Payable for Portfolio shares repurchased	67,950
Options written, at value (Premiums received $72,496)	57,119
Distribution fees payable – Class IB	16,732
Investment management fees payable	10,068
Administrative fees payable	6,030
Accrued expenses	78,182

Total liabilities	86,186,380

Commitments and contingent liabilities^
NET ASSETS	$82,967,141

Net assets were comprised of:
Paid in capital	$90,612,897
Total distributable earnings (loss)	(7,645,756)

Net assets	$82,967,141

Class IB
Net asset value, offering and redemption price per share, $82,967,141 / 7,718,763 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.75

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest (net of $49 foreign withholding tax)	$1,972,619

Total income	1,972,619

EXPENSES
Interest expense	604,378
Investment management fees	197,490
Distribution fees – Class IB	98,745
Professional fees	45,489
Custodian fees	36,962
Administrative fees	35,864
Printing and mailing expenses	7,837
Trustees’ fees	1,290
Miscellaneous	11,060

Gross expenses	1,039,115
Less: Waiver from investment manager	(138,422)

Net expenses	900,693

NET INVESTMENT INCOME (LOSS)	1,071,926

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(124,021)
Futures contracts	(855)
Forward foreign currency contracts	(326,045)
Foreign currency transactions	13,635
Swaps	(89,456)
Options written	47,543

Net realized gain (loss)	(479,199)

Change in unrealized appreciation (depreciation) on:
Investments in securities	3,661,649
Futures contracts	(205,131)
Forward foreign currency contracts	(239,531)
Foreign currency translations	(111)
Options written	(14,256)
Swaps	338,664

Net change in unrealized appreciation (depreciation)	3,541,284

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,062,085

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,134,011

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,071,926	$1,281,545
Net realized gain (loss)	(479,199)	367,880
Net change in unrealized appreciation (depreciation)	3,541,284	(143,745)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,134,011	1,505,680

Distributions to shareholders:
Class IB	—	(5,090,112)

Tax return of capital:
Class IB	—	(888,724)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 910,819 and 1,060,060 shares, respectively ]	9,614,104	11,440,889
Capital shares issued in reinvestment of dividends and distributions [ 0 and 565,807 shares, respectively ]	—	5,978,836
Capital shares repurchased [ (810,973) and (1,425,913) shares, respectively ]	(8,508,944)	(15,426,307)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,105,160	1,993,418

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,239,171	(2,479,738)
NET ASSETS:
Beginning of period	77,727,970	80,207,708

End of period	$82,967,141	$77,727,970

See Notes to Financial Statements.

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STATEMENT OF CASH FLOWS

For the Six Months Ended June 30, 2025 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase/(decrease) in net assets from operations	$4,134,011
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided (used) by operating activities:
Purchase of investments in securities	(205,587,708)
Proceeds from disposition of investment securities	228,504,088
Increase in payable for forward settling transactions	5,129
Increase in receivable for forward settling transactions	(1,849,781)
Change in unrealized (appreciation) on investments in securities	(3,661,649)
Change in unrealized depreciation on options written	14,256
Change in unrealized depreciation on forward foreign currency contracts	239,531
Net realized (gain) loss on investments in securities	124,021
Net amortization (accretion) of income	(1,081,764)
Decrease in receivable for variation margin on centrally cleared swaps	33,816
Increase in investment management fees payable	1,221
Increase in distribution fees payable - Class IB	206
Increase in administrative fees payable	19
Increase in other assets	(596)
Increase in dividends, interest and other receivables	(6,630)
Decrease in accrued expenses	(14,115)
Increase in due from broker for futures variation margin	(18,523)
Decrease in premiums received on options written	(23,684)
Decrease in payable for return of cash collateral on forward foreign currency contracts	(60,000)

Net cash provided (used) by operating activities	20,751,848

Cash flows provided (used) by financing activities:
Proceeds from shares sold	9,634,153
Payment for shares repurchased	(8,634,462)
Proceeds from sale-buyback transactions	290,230,114
Payments on sale-buyback transactions	(290,722,485)
Decrease in payable for sale-buyback financing transactions	(21,151,115)

Net cash provided (used) by financing activities	(20,643,795)

Net increase/(decrease) in cash	108,053

Cash, foreign cash and restricted cash:
Beginning of the period	1,243,796

End of the period	$1,351,849

Supplemental disclosure of cash flow information:

For the six months ended June 30, 2025, the Portfolio paid $604,378 in interest expense.

Reconciliation of cash and restricted cash to the Statement of Assets and Liabilities:

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Cash	$287,128	$307,810
Foreign cash	305,721	166,986
Cash held as collateral at broker for futures	281,000	385,000
Cash held as collateral at broker for centrally cleared swaps	478,000	384,000

Total cash, foreign cash and restricted cash shown in the statement of cash flows	$1,351,849	$1,243,796

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
Class IB			2024		2023		2022		2021		2020
Net asset value, beginning of period	$10.20		$10.81		$10.72		$12.90		$13.14		$12.44

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.18		0.23		0.65		0.47		0.10
Net realized and unrealized gain (loss)	0.41		0.04		0.14		(2.11)		0.21		1.29

Total from investment operations	0.55		0.22		0.37		(1.46)		0.68		1.39

Less distributions:
Dividends from net investment income	—		(0.28)		(0.03)		(0.72)		(0.50)		(0.17)
Distributions from net realized gains	—		(0.43)		(0.25)		—		(0.42)		(0.52)
Return of capital	—		(0.12)		—		—		—		—

Total dividends and distributions	—		(0.83)		(0.28)		(0.72)		(0.92)		(0.69)

Net asset value, end of period	$10.75		$10.20		$10.81		$10.72		$12.90		$13.14

Total return (b)	5.39%		1.91%		3.53%		(11.38)%		5.37%		11.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$82,967		$77,728		$80,208		$82,187		$95,587		$91,190
Ratio of expenses to average net assets:
After waivers (a)(f)(g)	2.28	%(j)	2.53	%(k)	2.26	%(m)	1.25	%(n)	0.77	%(o)	0.84	%(p)
Before waivers (a)(f)(g)	2.63%		2.88%		2.60%		1.58%		1.08%		1.19%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.71%		1.63%		2.16%		5.41%		3.51%		0.77%
Before waivers (a)(f)	2.36%		1.27%		1.81%		5.08%		3.21%		0.42%
Portfolio turnover rate^	59	%(z)	122%		44%		59%		119%		195%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)

For the six months ended June 30, 2025, Includes Interest Expense of 1.53%. Includes Interest Expense of 1.78%, 1.51%, 0.50%, 0.02%, Interest and Tax Expense of 0.09% for years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively.

(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 2.28% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 2.53% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 2.26% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.77% for Class IB.
(p)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.84% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1146

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EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (12.1%)
Accredited Mortgage Loan Trust,
Series 2006-2 A4 4.694%, 9/25/36 (l)		$26,341	$26,127
American Airlines Pass-Through Trust,
Series 2016-3 A 3.250%, 10/15/28		119,578	109,709
Series 2016-3 AA 3.000%, 10/15/28		179,487	169,159
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-R9 M1 5.139%, 11/25/35 (l)		57,428	56,834
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1 A 5.754%, 1/15/37 (l)§		458,584	458,584
Ares European CLO XIV DAC,
Series 14A AR 3.266%, 10/21/34 (l)§	EUR	509,496	600,443
Ares XXVII CLO Ltd.,
Series 2013-2A AR3 5.433%, 10/28/34 (l)§		$700,000	700,140
Argent Securities Trust,
Series 2006-W2 A2B 4.814%, 3/25/36 (l)		203,639	109,626
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2006-M1 A2C 4.734%, 7/25/36 (l)		618,902	153,221
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE7 2A2 4.754%, 8/25/36 (l)		12,590	12,216
Series 2006-HE9 1A2 4.734%, 11/25/36 (l)		104,238	102,541
BlueMountain CLO Ltd.,
Series 2018-3A A1R 5.472%, 10/25/30 (l)§		339,496	339,484
BlueMountain Fuji Eur CLO V DAC,
Series 5A A 3.189%, 1/15/33 (l)§	EUR	699,423	821,428
BMW Vehicle Lease Trust,
Series 2024-1 A3 4.980%, 3/25/27		$500,000	501,669
BRSP Ltd.,
Series 2021-FL1 A 5.582%, 8/19/38 (l)§		303,797	302,462
C-Bass Trust,
Series 2006-CB9 A1 4.554%, 11/25/36 (l)		10,622	4,655
Citigroup Mortgage Loan Trust,
Series 2006-WF2 A1 7.250%, 5/25/36 (e)		96,631	48,324
Crestline Denali CLO XV Ltd.,
Series 2017-1A AR 5.561%, 4/20/30 (l)§		16,757	16,759
Crown Point CLO 7 Ltd.,
Series 2018-7A AR 5.499%, 10/20/31 (l)§		267,285	267,310
CVC Cordatus Loan Fund VII DAC,
Series 7A ARR 2.605%, 9/15/31 (l)§	EUR	470,261	552,831
CWABS Asset-Backed Certificates Trust,
Series 2006-21 2A4 4.894%, 5/25/37 (l)		204,533	192,282
Series 2006-24 1A 4.714%, 6/25/47 (l)		600,889	544,063
Series 2006-3 M2 5.019%, 6/25/36 (l)		646,879	627,587
Elevation CLO Ltd.,
Series 2022-16A A1AR 5.412%, 7/25/34 (l)§		700,000	697,033
EMC Mortgage Loan Trust,
Series 2001-A A 5.174%, 5/25/40 (l)§		1,947	1,935
FHF Issuer Trust,
Series 2024-1A A2 5.690%, 2/15/30§		318,230	321,246
Series 2024-2A A2 5.890%, 6/15/30§		505,336	510,396
FHF Trust,
Series 2022-1A A 4.430%, 1/18/28§		160,552	160,173
Series 2023-1A A2 6.570%, 6/15/28§		118,547	119,553
FORT CRE Issuer LLC,
Series 2022-FL3 A 6.152%, 2/23/39 (l)§		8,844	8,833
Fremont Home Loan Trust,
Series 2005-D M1 5.049%, 11/25/35 (l)		280,228	252,310
Series 2006-E 2A1 4.494%, 1/25/37 (l)		2,026	908
FS Rialto Issuer LLC,
Series 2022-FL4 A 6.202%, 1/19/39 (l)§		303,357	303,357
GoodLeap Sustainable Home Solutions Trust,
Series 2022-2CS A 4.000%, 4/20/49§		711,901	618,948
Series 2023-1GS A 5.520%, 2/22/55§		414,159	398,688
Series 2023-3C A 6.500%, 7/20/55§		417,026	390,888
GreatAmerica Leasing Receivables Funding LLC,
Series 2025-1 A2 4.520%, 10/15/27§		500,000	500,169
GreenSky Home Improvement Issuer Trust,
Series 2025-1A A3 5.320%, 3/25/60§		500,000	509,951
Greywolf CLO III Ltd.,
Series 2020-3RA A1R2 5.502%, 4/22/33 (l)§		700,000	701,190
GSAA Trust,
Series 2006-7 AF2 5.995%, 3/25/46 (l)		228,911	83,114
GSAMP Trust,
Series 2006-NC2 A2B 4.614%, 6/25/36 (l)		108,188	58,242
GSPA Monetization Trust, 6.422%, 10/9/29§		175,638	180,999
Home Equity Loan Trust,
Series 2007-FRE1 2AV3 4.664%, 4/25/37 (l)		185,503	179,387

See Notes to Financial Statements.

1147

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EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
JetBlue Pass-Through Trust,
Series 2020-1 A 4.000%, 11/15/32	$634,980	$590,373
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1 M1 2.924%, 10/25/35 (l)	50,785	49,792
Series 2006-FRE1 M1 5.019%, 5/25/35 (l)	29,420	29,128
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH3 A5 4.694%, 3/25/37 (l)	22,996	22,734
Lehman XS Trust,
Series 2006-8 2A1 4.794%, 6/25/36 (l)	7,499	9,095
Madison Park Funding XLIX Ltd.,
Series 2021-49A AR 5.319%, 10/19/34 (l)§	800,000	798,946
Madison Park Funding XLVI Ltd.,
Series 2020-46A ARR 5.256%, 10/15/34 (l)§	700,000	700,140
Madison Park Funding XXXVI Ltd.,
Series 2019-36A A1RR 5.316%, 4/15/35 (l)§	700,000	698,515
MASTR Asset-Backed Securities Trust,
Series 2006-FRE2 A5 4.914%, 3/25/36 (l)	133,457	79,286
MF1 LLC,
Series 2025-FL17 A 5.635%, 2/18/40 (l)§	500,000	499,063
MF1 Ltd.,
Series 2020-FL4 A 6.128%, 12/15/35 (l)§	117,550	117,623
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE5 A2D 4.934%, 8/25/36 (l)	410,294	195,156
Series 2006-WMC2 A2C 4.734%, 7/25/36 (l)	225,006	80,735
Mosaic Solar Loan Trust,
Series 2022-1A A 2.640%, 1/20/53§	1,011,368	860,199
Series 2023-3A A 5.910%, 11/20/53§	137,831	136,506
Newcastle Mortgage Securities Trust,
Series 2006-1 M5 5.154%, 3/25/36 (l)	900,000	880,233
NovaStar Mortgage Funding Trust,
Series 2006-5 A2D 4.914%, 11/25/36 (l)	95,802	26,424
Ocean Trails CLO XI,
Series 2021-11A AR 5.299%, 7/20/34 (l)§	700,000	699,440
Option One Mortgage Loan Trust,
Series 2006-3 2A3 4.714%, 2/25/37 (l)	1,063,501	496,116
Series 2007-5 1A1 4.654%, 5/25/37 (l)	302,807	175,325
Series 2007-CP1 1A1 4.574%, 3/25/37 (l)	128,281	115,563
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-4 M2 5.124%, 11/25/35 (l)	249,112	235,382
OZLM IX Ltd.,
Series 2014-9A A1A4 5.469%, 10/20/31 (l)§	450,303	450,389
Palmer Square Loan Funding Ltd.,
Series 2021-4A A1 5.318%, 10/15/29 (l)§	50,124	50,124
Pikes Peak CLO 4,
Series 2019-4A ARR 5.466%, 7/15/34 (l)§	700,000	700,011
Post Road Equipment Finance LLC,
Series 2025-1A A2 4.900%, 5/15/31§	800,000	801,665
RASC Trust,
Series 2005-EMX5 A3 5.094%, 12/25/35 (l)	81,861	70,599
Series 2006-EMX2 M1 5.034%, 2/25/36 (l)	96,408	94,612
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A 5.634%, 11/25/36 (l)§	192,086	192,019
Series 2023-FL11 A 6.693%, 10/25/39 (l)§	230,816	230,744
Regatta XVI Funding Ltd.,
Series 2019-2A A1R 5.456%, 1/15/33 (l)§	681,503	682,150
Renaissance Home Equity Loan Trust,
Series 2006-4 AF2 5.285%, 1/25/37 (e)	544,629	159,094
Sandstone Peak Ltd.,
Series 2021-1A A1R 5.536%, 10/15/34 (l)§	700,000	699,796
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5 A2A 4.694%, 5/25/37 (l)	26,770	20,117
SG Mortgage Securities Trust,
Series 2006-FRE1 A2C 4.974%, 2/25/36 (l)	63,477	30,363
Soundview Home Loan Trust,
Series 2007-OPT5 1A1 5.334%, 10/25/37 (l)	475,380	367,926
Series 2007-WMC1 3A1 4.654%, 2/25/37 (l)	69,487	17,826
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC5 A2D 4.734%, 11/25/37 (l)	477,203	263,815
Stonepeak ABS,
Series 2021-1A AA 2.301%, 2/28/33§	250,842	240,170
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-GEL2 A3 5.334%, 5/25/37 (l)§	105,731	102,731
STWD Ltd.,
Series 2021-FL2 A 5.629%, 4/18/38 (l)§	368,146	366,694
Series 2022-FL3 A 5.654%, 11/15/38 (l)§	600,903	599,777
Sunnova Helios XI Issuer LLC,
Series 2023-A A 5.300%, 5/20/50§	530,039	490,401
Sunnova Sol IV Issuer LLC,
Series 2022-A A 2.790%, 2/22/49§	1,424,248	1,206,917

See Notes to Financial Statements.

1148

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Sunrun Demeter Issuer LLC,
Series 2021-2A A 2.270%, 1/30/57§		$654,024	$579,568
Tesla Sustainable Energy Trust,
Series 2024-1A A2 5.080%, 6/21/50§		483,345	484,907
Trinitas CLO XIX Ltd.,
Series 2022-19A A1R 5.379%, 10/20/33 (l)§		700,000	698,834
United Airlines Pass-Through Trust,
Series 2016-2 AA 2.875%, 10/7/28		498,898	468,725
Series 2020-1 A 5.875%, 10/15/27		397,496	404,631
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2 2A3 4.684%, 4/25/37 (l)		197,240	68,065

Total Asset-Backed Securities			30,753,218

Collateralized Mortgage Obligations (2.4%)
Alba plc,
Series 2007-1 A3 4.512%, 3/17/39 (l)(m)	GBP	175,014	235,666
Alternative Loan Trust,
Series 2005-32T1 A3 5.434%, 8/25/35 (l)		$85,585	45,375
Series 2006-45T1 1A16 6.000%, 2/25/37		227,446	87,923
Series 2006-OA11 A1B 4.814%, 9/25/46 (l)		207,878	201,803
Series 2006-OA12 A1B 4.622%, 9/20/46 (l)		39,823	40,830
Series 2006-OA3 1A1 4.834%, 5/25/36 (l)		24,963	21,331
American Home Mortgage Assets Trust,
Series 2006-5 6.700%, 6/25/36 (e)		476,974	65,821
Banc of America Funding Trust,
Series 2005-D A1 5.490%, 5/25/35 (l)		3,709	3,456
Series 2007-2 1A2 6.000%, 3/25/37		49,785	39,234
Banc of America Mortgage Trust,
Series 2003-D 2A4 7.022%, 5/25/33 (l)		32	32
BCAP LLC Trust,
Series 2007-AA2 12A1 4.854%, 5/25/47 (l)		48,217	45,984
Series 2011-RR5 12A1 4.466%, 3/26/37 (e)§		6,717	6,669
Bear Stearns ALT-A Trust,
Series 2005-4 23A1 5.467%, 5/25/35 (l)		11,723	11,180
Series 2005-7 22A1 4.905%, 9/25/35 (l)		16,342	9,346
Series 2006-3 35A1 4.714%, 5/25/36 (l)		45,850	21,814
Bear Stearns ARM Trust,
Series 2002-11 1A1 6.250%, 2/25/33 (l)		8	9
Series 2003-1 6A1 6.575%, 4/25/33 (l)		519	523
Series 2003-8 2A1 5.939%, 1/25/34 (l)		3,380	3,242
Series 2004-1 12A5 5.337%, 4/25/34 (l)		6,734	6,023
Series 2004-10 22A1 5.125%, 1/25/35 (l)		2,931	2,595
Series 2004-10 23A1 5.224%, 1/25/35 (l)		1,102	1,059
Series 2004-3 1A1 4.848%, 7/25/34 (l)		6,426	5,983
Series 2004-8 2A1 5.925%, 11/25/34 (l)		14,970	13,770
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1 5.062%, 1/26/36 (l)		19,437	13,648
Series 2007-R6 2A1 4.120%, 12/26/46 (l)		19,717	15,490
Chase Mortgage Finance Trust,
Series 2005-A2 3A5 4.639%, 1/25/36 (l)		25,498	23,181
CHL Mortgage Pass-Through Trust,
Series 2004-22 A3 5.138%, 11/25/34 (l)		11,913	11,392
Series 2004-HYB9 1A1 5.395%, 2/20/35 (l)		2,045	2,066
Series 2005-HYB9 3A2A 6.662%, 2/20/36 (l)		1,841	1,598
Citigroup Mortgage Loan Trust,
Series 2005-11 A2A 7.230%, 10/25/35 (l)		1,479	1,532
Series 2009-7 5A2 5.500%, 12/25/35§		53,442	25,973
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4 4.485%, 5/25/35 (l)		4,101	3,944
Series 2005-6 A2 6.180%, 9/25/35 (l)		26,468	25,845
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR2 A1 4.734%, 3/25/37 (l)		86,051	80,235
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1 1A1 4.934%, 2/25/35 (l)		2,254	2,227
FHLMC,
Series 2248 FB 4.918%, 9/15/30 (l)		27	27
Series 3360 FC 5.138%, 5/15/37 (l)		3,112	3,112
Series 4989 FA 4.814%, 8/15/40 (l)		162,209	159,818
Series 4989 FB 4.814%, 10/15/40 (l)		120,172	118,343
Series 5560 FB 5.306%, 6/25/55 (l)		500,000	500,243
FHLMC Structured Pass-Through Certificates,
Series T-63 1A1 5.599%, 2/25/45 (l)		2,418	2,337
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA6 3A1 4.706%, 8/25/35 (l)		27,966	23,160

See Notes to Financial Statements.

1149

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4 2A1 5.257%, 10/25/35 (l)		$19,061	$17,536
FNMA,
Series 2003-25 KP 5.000%, 4/25/33		4,762	4,745
Series 2004-W2 5AF 4.770%, 3/25/44 (l)		3,953	3,943
Series 2005-79 NF 4.830%, 9/25/35 (l)		3,394	3,370
Series 2006-118 A1 4.496%, 12/25/36 (l)		2,472	2,417
Series 2006-5 3A2 6.782%, 5/25/35 (l)		1,532	1,568
Series 2007-42 AF 4.670%, 5/25/37 (l)		336	330
Series 2007-73 A1 4.807%, 7/25/37 (l)		5,878	5,771
Series 2015-58 AI 2.301%, 8/25/55 IO (l)		133,369	7,430
GNMA,
Series 2015-H18 FB 5.046%, 7/20/65 (l)		136,396	136,377
Series 2015-H19 FK 5.046%, 8/20/65 (l)		108,900	108,850
Series 2016-H02 FH 5.446%, 1/20/66 (l)		47,333	47,553
Series 2016-H14 FA 5.246%, 6/20/66 (l)		49,132	49,245
Series 2016-H17 FC 5.276%, 8/20/66 (l)		184,866	185,373
Series 2016-H17 FM 4.896%, 8/20/66 (l)		450	448
Series 2016-H20 PT 7.843%, 9/20/66 (l)		216,700	223,550
Series 2016-H22 FA 5.216%, 10/20/66 (l)		102,938	103,129
Series 2017-H10 FB 5.592%, 4/20/67 (l)		178,461	181,023
Series 2018-38 WF 4.739%, 10/20/43 (l)		121,260	117,592
Series 2023-H02 FA 5.202%, 1/20/73 (l)		292,212	292,409
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 5.293%, 9/25/35 (l)		15,019	14,421
Series 2005-AR7 6A1 4.429%, 11/25/35 (l)		3,943	3,445
HarborView Mortgage Loan Trust,
Series 2005-12 2A12 5.932%, 10/19/35 (l)		45,269	32,023
Series 2005-14 4A1A 5.174%, 12/19/35 (l)		58,139	29,425
Series 2005-2 2A1A 4.872%, 5/19/35 (l)		5,543	5,322
Series 2005-4 3A1 4.824%, 7/19/35 (l)		20,999	15,649
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR35 2A1A 4.774%, 1/25/37 (l)		42,019	37,593
Series 2006-AR9 2A1 3.571%, 6/25/36 (l)		160,939	110,052
JP Morgan Mortgage Trust,
Series 2005-S3 1A2 5.750%, 1/25/36		10,419	4,446
Series 2006-A3 6A1 5.198%, 8/25/34 (l)		11,812	11,708
Series 2006-A6 1A4L 4.504%, 10/25/36 (l)		41,753	29,993
Landmark Mortgage Securities No. 3 plc,
Series 3 A 4.653%, 4/17/44 (l)(m)	GBP	356,277	478,388
Merrill Lynch Mortgage Investors Trust,
Series 2005-1 2A5 5.154%, 4/25/35 (l)		$26,033	23,375
Morgan Stanley Mortgage Loan Trust,
Series 2005-3AR 3A 5.370%, 7/25/35 (l)		37,136	30,467
MortgageIT Trust,
Series 2005-5 A2 5.054%, 12/25/35 (l)		18,768	18,646
Prime Mortgage Trust,
Series 2004-CL1 1A2 4.834%, 2/25/34 (l)		503	478
Series 2006-CL1 A1 4.934%, 2/25/35 (l)		9,335	9,315
RALI Trust,
Series 2005-QA13 2A1 5.309%, 12/25/35 (l)		6,718	5,915
Series 2006-QS12 1A1 6.500%, 9/25/36		140,597	58,262
Series 2006-QS13 1A10 6.000%, 9/25/36		8,726	6,889
Series 2007-QA3 A1 4.634%, 5/25/37 (l)		153,910	138,588
Residential Asset Securitization Trust,
Series 2005-A11 1A1 4.884%, 10/25/35 (l)		33,159	19,169
RFMSI Trust,
Series 2007-S6 1A11 6.000%, 6/25/37		45,074	35,681
STARM Mortgage Loan Trust,
Series 2007-1 2A1 5.985%, 2/25/37 (l)		19,986	17,236
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 1A1 4.834%, 4/25/47 (l)		24,994	20,576
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A3 4.932%, 7/19/35 (l)		12,686	12,423
Series 2006-AR6 1A3 4.814%, 7/25/46 (l)		562,173	454,899
Structured Asset Mortgage Investments Trust,
Series 2002-AR3 A1 5.092%, 9/19/32 (l)		166	161
Thornburg Mortgage Securities Trust,
Series 2007-1 A2B 6.049%, 3/25/37 (l)		19,587	13,768
Series 2007-3 3A1 5.999%, 6/25/47 (l)		77,664	68,626
Wachovia Mortgage Loan LLC Trust,
Series 2006-A 2A1 6.987%, 5/20/36 (l)		2,683	2,622

See Notes to Financial Statements.

1150

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR13 A1A1 5.014%, 10/25/45 (l)		$2,057	$2,064
Series 2005-AR6 1A1A 4.934%, 2/25/45 (l)		163,444	162,763
Series 2006-AR16 3A3 4.142%, 12/25/36 (l)		10,535	9,332
Series 2007-HY5 2A1 3.413%, 5/25/37 (l)		64,183	51,924
Series 2007-HY7 4A2 4.967%, 7/25/37 (l)		37,212	33,828
Warwick Finance Residential Mortgages Number Three plc,
Series 3A A 5.170%, 12/21/49 (l)§	GBP	264,292	363,373
Series 3A B 5.870%, 12/21/49 (l)§		100,000	138,455
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR16 A1 7.750%, 10/25/36 (l)		$279,130	263,711

Total Collateralized Mortgage Obligations			6,111,509

Commercial Mortgage-Backed Securities (5.9%)
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 A5 2.756%, 5/15/53§		600,000	552,954
Benchmark Mortgage Trust,
Series 2019-B9 A5 4.016%, 3/15/52		800,000	778,038
BIG Commercial Mortgage Trust,
Series 2022-BIG A 5.654%, 2/15/39 (l)§		626,615	624,032
BX Trust,
Series 2021-ARIA A 5.326%, 10/15/36 (l)§		900,000	899,156
CFCRE Commercial Mortgage Trust,
Series 2016-C7 ASB 3.644%, 12/10/54		78,159	77,571
Commercial Mortgage Trust,
Series 2018-COR3 A3 4.228%, 5/10/51		700,000	669,375
DC Office Trust,
Series 2019-MTC A 2.965%, 9/15/45§		1,300,000	1,197,411
DOLP Trust,
Series 2021-NYC A 2.956%, 5/10/41§		1,000,000	883,826
Extended Stay America Trust,
Series 2021-ESH A 5.506%, 7/15/38 (l)§		686,182	686,397
Series 2021-ESH A1 5.506%, 7/15/38 (l)§		428,864	430,865
FNMA ACES,
Series 2020-M33 X2 2.349%, 1/25/31 IO (l)		1,845,752	106,733
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A 2.856%, 5/10/34§		339,416	293,538
GS Mortgage Securities Trust,
Series 2016-GS3 WMB 3.722%, 10/10/49 (l)§		100,000	85,343
Hilton USA Trust,
Series 2016-SFP A 2.828%, 11/5/35§		$600,000	$516,320
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2021-HTL5 A 5.691%, 11/15/38 (l)§		800,000	795,999
Series 2021-NYAH A 5.436%, 6/15/38 (l)§		700,000	687,750
Morgan Stanley Capital I Trust,
Series 2020-CNP A 2.509%, 4/5/42 (l)§		800,000	696,203
Series 2021-230P A 5.595%, 12/15/38 (l)§		100,000	95,757
MSSG Trust,
Series 2017-237P A 3.397%, 9/13/39§		700,000	656,536
New Orleans Hotel Trust,
Series 2019-HNLA A 5.348%, 4/15/32 (l)§		500,000	498,746
NYO Commercial Mortgage Trust,
Series 2021-1290 A 5.521%, 11/15/38 (l)§		400,000	397,999
ONE Mortgage Trust,
Series 2021-PARK A 5.126%, 3/15/36 (l)§		700,000	685,125
STWD Mortgage Trust,
Series 2021-LIH A 5.284%, 11/15/36 (l)§		1,200,000	1,195,500
Wells Fargo Commercial Mortgage Trust,
Series 2018-C48 A5 4.302%, 1/15/52		800,000	792,941
Worldwide Plaza Trust,
Series 2017-WWP A 3.526%, 11/10/36§		900,000	648,627

Total Commercial Mortgage-Backed Securities			14,952,742

Corporate Bonds (29.3%)
Communication Services (0.4%)
Media (0.3%)
Charter Communications Operating LLC
2.250%, 1/15/29		800,000	736,784

Wireless Telecommunication Services (0.1%)
Sprint Spectrum Co. LLC 5.152%, 3/20/28§		220,000	221,473

Total Communication Services			958,257

Consumer Discretionary (1.7%)
Automobiles (1.3%)
BMW US Capital LLC 4.750%, 3/21/28§		200,000	202,215
Mercedes-Benz Finance North America LLC
4.800%, 3/30/26§		600,000	600,835
4.900%, 11/15/27§		200,000	202,194
Nissan Motor Acceptance Co. LLC
1.850%, 9/16/26§		800,000	763,000
2.750%, 3/9/28 (x)§		800,000	726,550
Nissan Motor Co. Ltd. 4.810%, 9/17/30§		800,000	731,000

			3,225,794

See Notes to Financial Statements.

1151

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Hotels, Restaurants & Leisure (0.4%)
Choice Hotels International, Inc. 3.700%, 12/1/29		$700,000	$662,133
Expedia Group, Inc. 3.250%, 2/15/30		500,000	471,525

			1,133,658

Total Consumer Discretionary			4,359,452

Consumer Staples (0.6%)
Food Products (0.4%)
JDE Peet’s NV 2.250%, 9/24/31§		400,000	340,325
Mondelez International, Inc. 4.625%, 7/3/31	CAD	700,000	532,714

			873,039

Personal Care Products (0.2%)
Coty, Inc. 4.500%, 5/15/27§	EUR	500,000	595,689

Total Consumer Staples			1,468,728

Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
ONEOK Partners LP 6.850%, 10/15/37		$800,000	862,475

Total Energy			862,475

Financials (13.6%)
Banks (7.4%)
Bank of America Corp.
(SOFR + 1.99%), 6.204%, 11/10/28 (k)		600,000	624,106
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26 (k)§		1,400,000	1,404,354
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32 (k)		700,000	619,899
BNP Paribas SA 3.500%, 11/16/27§		300,000	293,111
BPCE SA
(SOFR + 2.27%), 6.714%, 10/19/29 (k)§		500,000	528,788
Cooperatieve Rabobank UA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.004%, 9/24/26 (k)§		2,300,000	2,280,475
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.621%, 9/11/26 (k)§		1,000,000	993,005
HSBC Holdings plc
(SOFR + 1.29%), 5.130%, 3/3/31 (k)		500,000	506,222
ING Groep NV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.51%), 4.875%, 5/16/29 (k)(m)(y)		300,000	280,500
(United States SOFR Compounded Index + 1.23%), 5.066%, 3/25/31 (k)		600,000	608,885
JPMorgan Chase & Co.
(SOFR + 1.33%), 6.070%, 10/22/27 (k)		500,000	510,715
(SOFR + 0.93%), 4.979%, 7/22/28 (k)		500,000	506,448
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30 (k)		900,000	838,077
Lloyds Bank plc 0.000%, 4/2/32 (e)(m)		600,000	431,658
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.462%, 1/5/28 (k)		400,000	405,331
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.778%, 7/6/29 (k)(x)		300,000	311,154
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.382%, 7/10/30 (k)		500,000	513,989
Morgan Stanley Bank NA
(SOFR + 0.87%), 5.504%, 5/26/28 (k)		500,000	510,327
Nederlandse Waterschapsbank NV
4.000%, 6/1/28§		400,000	401,455
Norinchukin Bank (The) 5.430%, 3/9/28§		600,000	611,567
5.094%, 10/16/29§		500,000	504,986
Royal Bank of Canada 4.900%, 1/12/28		300,000	305,123
Santander Holdings USA, Inc.
(SOFR + 2.36%), 6.499%, 3/9/29 (k)		500,000	520,834
(SOFR + 1.88%), 5.741%, 3/20/31 (k)		500,000	512,792
Santander UK Group Holdings plc
(SOFR + 1.48%), 2.896%, 3/15/32 (k)		700,000	623,074
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.447%, 1/12/27 (k)§		300,000	302,678
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.005%, 10/15/30 (k)§		500,000	503,695
Sumitomo Mitsui Financial Group, Inc.
5.464%, 1/13/26		300,000	301,425
Sumitomo Mitsui Trust Bank Ltd. 2.800%, 3/10/27§		1,600,000	1,561,630
5.500%, 3/9/28§		300,000	309,047

			18,625,350

Capital Markets (3.9%)
Brookfield Finance I UK plc 2.340%, 1/30/32		700,000	595,230
CPPIB Capital, Inc. 4.300%, 6/2/34 (m)	CAD	500,000	383,055

See Notes to Financial Statements.

1152

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Goldman Sachs Bank USA
(SOFR + 0.75%), 5.161%, 5/21/27 (k)		$500,000	$500,629
Goldman Sachs Group, Inc. (The)
(SOFR + 1.27%), 5.727%, 4/25/30 (k)		500,000	519,257
(SOFR + 1.21%), 5.049%, 7/23/30 (k)		500,000	507,446
(SOFR + 1.14%), 4.692%, 10/23/30 (k)		500,000	501,211
HAT Holdings I LLC 3.375%, 6/15/26§		86,000	84,313
8.000%, 6/15/27§		216,000	224,912
Lazard Group LLC 4.500%, 9/19/28		700,000	696,728
LPL Holdings, Inc. 5.200%, 3/15/30		500,000	507,094
Morgan Stanley
(SOFR + 1.02%), 5.511%, 4/13/28 (k)		500,000	501,793
(SOFR + 1.01%), 5.652%, 4/13/28 (k)		500,000	511,041
(SOFR + 1.26%), 5.656%, 4/18/30 (k)		500,000	518,088
(SOFR + 1.10%), 4.654%, 10/18/30 (k)		500,000	499,440
Nomura Holdings, Inc. 1.851%, 7/16/25		900,000	898,897
Stifel Financial Corp. 4.000%, 5/15/30		900,000	862,633
UBS Group AG 4.125%, 4/15/26§		600,000	598,228
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.711%, 1/12/27 (k)§		500,000	502,970
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.703%, 8/5/27 (k)§		200,000	200,296
(SOFR + 3.73%), 4.194%, 4/1/31 (k)§		300,000	292,875

			9,906,136

Consumer Finance (0.5%)
Ally Financial, Inc. 2.200%, 11/2/28		1,500,000	1,376,930

Financial Services (1.1%)
BNG Bank NV 4.750%, 2/1/30§		600,000	620,381
Global Payments, Inc. 2.900%, 5/15/30		700,000	641,315
HA Sustainable Infrastructure Capital, Inc.
6.150%, 1/15/31		500,000	505,227
Jyske Realkredit A/S
Series CCE 1.500%, 10/1/53	DKK	1	—
Nationwide Building Society
(SOFR + 1.91%), 6.557%, 10/18/27 (k)§		$500,000	512,275
NTT Finance Corp. 4.239%, 7/25/25§		400,000	399,862
Realkredit Danmark A/S
Series 23S 1.500%, 10/1/53 (m)	DKK	1	—

			2,679,060

Insurance (0.7%)
First American Financial Corp. 4.000%, 5/15/30		$700,000	669,969
Manulife Financial Corp. 3.703%, 3/16/32(x)		1,100,000	1,038,851

			1,708,820

Total Financials			34,296,296

Industrials (0.5%)
Machinery (0.1%)
Weir Group, Inc. 5.350%, 5/6/30§		300,000	303,515

Marine Transportation (0.4%)
AP Moller - Maersk A/S 4.500%, 6/20/29§		700,000	701,643
5.875%, 9/14/33§		300,000	314,557

			1,016,200

Total Industrials			1,319,715

Information Technology (1.0%)
Semiconductors & Semiconductor Equipment (0.8%)
Broadcom, Inc. 3.137%, 11/15/35§		215,000	181,104
3.187%, 11/15/36§		46,000	37,854
NXP BV 5.350%, 3/1/26		500,000	502,010
5.000%, 1/15/33		1,400,000	1,394,148

			2,115,116

Software (0.2%)
VMware LLC 4.700%, 5/15/30		500,000	500,990

Total Information Technology			2,616,106

Materials (0.4%)
Containers & Packaging (0.4%)
Smurfit Kappa Treasury ULC 5.200%, 1/15/30		600,000	613,829
Smurfit Westrock Financing DAC 5.418%, 1/15/35		400,000	404,486

Total Materials			1,018,315

Real Estate (4.2%)
Diversified REITs (0.5%)
Digital Dutch Finco BV (REIT) 1.000%, 1/15/32 (m)	EUR	1,200,000	1,198,979

Health Care REITs (0.1%)
Ventas Realty LP (REIT) 3.250%, 10/15/26		$200,000	196,897

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts LP (REIT)
Series J 2.900%, 12/15/31		300,000	262,384

See Notes to Financial Statements.

1153

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EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Industrial REITs (0.4%)
Goodman US Finance Three LLC (REIT)
3.700%, 3/15/28§		$500,000	$489,444
Prologis LP (REIT) 4.200%, 2/15/33	CAD	700,000	518,161

			1,007,605

Office REITs (0.9%)
COPT Defense Properties LP (REIT)
2.250%, 3/15/26		$800,000	786,804
Highwoods Realty LP (REIT) 4.125%, 3/15/28		100,000	97,766
Kilroy Realty LP (REIT) 2.500%, 11/15/32		1,700,000	1,366,022

			2,250,592

Real Estate Management & Development (0.1%)
Jones Lang LaSalle, Inc. 6.875%, 12/1/28		400,000	428,769

Residential REITs (0.3%)
Mid-America Apartments LP (REIT)
2.750%, 3/15/30		400,000	372,175
Store Capital LLC (REIT)
2.700%, 12/1/31		500,000	423,158

			795,333

Specialized REITs (1.8%)
American Tower Corp. (REIT)
1.875%, 10/15/30		400,000	347,238
EPR Properties (REIT)
3.600%, 11/15/31		800,000	726,740
Equinix, Inc. (REIT)
1.550%, 3/15/28		1,000,000	931,268
2.500%, 5/15/31		800,000	706,762
3.900%, 4/15/32		1,200,000	1,135,194
Weyerhaeuser Co. (REIT)
4.750%, 5/15/26		700,000	702,105

			4,549,307

Total Real Estate			10,689,866

Utilities (6.5%)
Electric Utilities (4.5%)
Ameren Missouri Securitization Funding I LLC
Series A-1
4.850%, 10/1/39		700,000	692,253
CenterPoint Energy Houston Electric LLC
5.300%, 4/1/53		300,000	283,984
Edison International
6.250%, 3/15/30		350,000	354,139
Enel Finance International NV
2.125%, 7/12/28 (e)§		2,300,000	2,143,989
Florida Power & Light Co.
5.050%, 4/1/28		100,000	102,358
NextEra Energy Capital Holdings, Inc.
1.900%, 6/15/28		2,100,000	1,960,567
Northern States Power Co.
2.600%, 6/1/51		872,000	525,391
4.500%, 6/1/52		700,000	592,363
Oncor Electric Delivery Co. LLC
3.500%, 5/15/31§	EUR	500,000	591,349
Pacific Gas and Electric Co.
6.700%, 4/1/53		$1,100,000	1,097,921
Public Service Electric & Gas Co.
3.100%, 3/15/32 (x)		1,500,000	1,369,416
SCE Recovery Funding LLC
Series A-1 4.697%, 6/15/40		360,483	349,669
Southern California Edison Co.
5.250%, 3/15/30		500,000	504,630
4.650%, 10/1/43		50,000	40,317
Series C
4.125%, 3/1/48		100,000	72,468
Wisconsin Power & Light Co.
4.950%, 4/1/33		300,000	300,092
5.375%, 3/30/34		400,000	408,770

			11,389,676

Independent Power and Renewable Electricity Producers (0.8%)
AES Corp. (The)
1.375%, 1/15/26		1,400,000	1,373,847
Clearway Energy Operating LLC
3.750%, 2/15/31§		600,000	550,140

			1,923,987

Multi-Utilities (1.2%)
Abu Dhabi National Energy Co. PJSC
4.750%, 3/9/37§		500,000	477,815
New York State Electric & Gas Corp.
5.650%, 8/15/28§		900,000	933,317
5.300%, 8/15/34§		1,200,000	1,212,339
San Diego Gas & Electric Co.
4.950%, 8/15/28		500,000	510,214

			3,133,685

Total Utilities			16,447,348

Total Corporate Bonds			74,036,558

Foreign Government Securities (4.8%)
Bonos de la Tesoreria
7.300%, 8/12/33 (m)	PEN	1,600,000	490,994
Japan Government Bond
2.000%, 12/20/44	JPY	120,000,000	788,122
2.400%, 3/20/45		67,100,000	468,541
2.300%, 12/20/54		90,000,000	560,943
2.400%, 3/20/55		97,000,000	617,878
2.200%, 3/20/64		52,000,000	289,838
Japan International Cooperation Agency
2.750%, 4/27/27		$600,000	584,164
Province of British Columbia
4.150%, 6/18/34	CAD	200,000	151,527
Province of Ontario
3.800%, 12/2/34		400,000	293,769
Province of Quebec
4.450%, 9/1/34		1,500,000	1,159,976
Republic of Chile
4.850%, 1/22/29		$900,000	912,600
Republic of Colombia
8.000%, 11/14/35		400,000	400,800
Republic of Peru
6.950%, 8/12/31 (m)	PEN	321,000	98,151
6.950%, 8/12/31§		100,000	30,576
6.150%, 8/12/32§		4,200,000	1,221,376

See Notes to Financial Statements.

1154

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Republic of Philippines
5.500%, 1/17/48		$600,000	$584,325
Republic of South Africa
10.500%, 12/21/26	ZAR	20,400,000	1,195,394
8.875%, 2/28/35		2,400,000	126,473
Romania Government Bond
5.625%, 2/22/36§	EUR	600,000	673,198
U.K. Treasury Bonds
4.375%, 7/31/54 (m)	GBP	771,000	916,880
United Mexican States 4.490%, 5/25/32	EUR	500,000	594,682

Total Foreign Government Securities			12,160,207

Mortgage-Backed Securities (47.6%)
FHLMC 4.500%, 4/1/29		$6,380	6,371
6.000%, 1/1/37		23,769	25,019
4.000%, 1/1/41		19,915	19,305
3.500%, 3/1/48		53,430	49,056
FHLMC UMBS 3.500%, 2/1/49		18,762	17,169
3.500%, 7/1/49		45,539	41,747
3.500%, 2/1/50		12,263	11,210
3.500%, 4/1/50		17,686	16,190
3.500%, 6/1/52		894,415	807,277
3.000%, 7/1/52		1,984,026	1,720,679
4.500%, 8/1/52		222,574	213,702
4.000%, 10/1/52		288,500	269,080
4.000%, 11/1/52		404,501	377,273
4.000%, 2/1/53		4,063,623	3,784,698
4.000%, 4/1/53		42,045	39,159
5.000%, 6/1/53		5,214,757	5,125,889
5.000%, 7/1/53		4,947,330	4,863,019
4.500%, 8/1/53		1,692,591	1,622,560
5.500%, 8/1/53		711,646	714,308
4.000%, 11/1/53		382,716	356,297
5.500%, 2/1/54		798,327	799,567
5.500%, 3/1/54		9,213,846	9,228,156
5.500%, 4/1/54		898,635	901,154
5.500%, 5/1/54		50,842	50,865
6.000%, 6/1/54		261,454	265,978
6.000%, 4/1/55		428,027	441,184
FNMA 7.018%, 5/1/38 (l)		69,785	71,789
FNMA UMBS 4.500%, 1/1/34		8,501	8,494
5.500%, 4/1/34		14,209	14,616
5.500%, 5/1/34		29,677	30,521
2.500%, 2/1/35		316,032	305,073
5.500%, 3/1/38		18,644	19,303
5.000%, 8/1/39		20,367	20,598
4.500%, 12/1/41		6,097	6,029
4.500%, 7/1/44		29,034	28,606
3.500%, 2/1/48		8,245	7,560
3.500%, 11/1/48		9,903	9,081
4.500%, 7/1/52		8,967,662	8,614,839
4.000%, 7/1/53		932,953	868,916
4.500%, 7/1/53		925,121	887,205
5.000%, 7/1/53		616,630	609,340
5.500%, 10/1/53		31,441	31,558
5.500%, 11/1/53		66,280	66,404
5.500%, 12/1/53		881,718	883,473
5.500%, 2/1/54		43,115	43,182
6.000%, 2/1/54		839,580	855,417
5.500%, 3/1/54		39,915	39,978
5.500%, 6/1/54		953,417	954,168
6.000%, 7/1/54		1,747,563	1,777,798
FNMA/FHLMC UMBS, 30 Year, Single Family
3.500%, 7/25/55 TBA		15,500,000	13,962,108
5.000%, 7/25/55 TBA		750,000	735,293
5.500%, 7/25/55 TBA		10,400,000	10,399,188
3.000%, 8/25/55 TBA		21,800,000	18,874,030
4.000%, 8/25/55 TBA		7,650,000	7,116,293
4.500%, 8/25/55 TBA		400,000	382,594
5.500%, 8/25/55 TBA		11,000,000	10,991,836
6.000%, 8/25/55 TBA		1,100,000	1,117,102
GNMA 3.000%, 7/15/45		5,019	4,489
3.000%, 8/15/45		36,035	32,269
4.500%, 1/20/49		180,458	175,821
5.000%, 1/20/49		2,452	2,446
5.000%, 2/20/49		30,996	30,977
5.000%, 7/20/49		914,316	914,343
3.500%, 7/15/55 TBA		1,560,000	1,417,163
4.000%, 7/15/55 TBA		2,800,000	2,604,000
5.000%, 8/15/55 TBA		2,000,000	1,963,672
6.000%, 8/15/55 TBA		1,700,000	1,722,113

Total Mortgage-Backed Securities			120,366,597

Municipal Bonds (1.1%)
California Health Facilities Financing Authority
4.190%, 6/1/37		1,300,000	1,216,826
New York State Urban Development Corp.
1.346%, 3/15/26		800,000	783,936
University of Michigan 3.504%, 4/1/52		900,000	662,620

Total Municipal Bonds			2,663,382

Supranational (0.7%)
European Investment Bank 3.750%, 2/14/33		500,000	489,783
European Union 2.875%, 10/5/29 (m)		1,000,000	1,202,446
2.500%, 12/4/31 (m)		100,000	116,738
1.250%, 2/4/43 (m)		100,000	82,185

Total Supranational			1,891,152

U.S. Treasury Obligations (16.7%)
U.S. Treasury Bonds 1.375%, 11/15/40		13,400,000	8,538,264
1.875%, 2/15/41		2,600,000	1,789,938
2.250%, 5/15/41		800,000	581,252
2.375%, 2/15/42		300,000	218,411
3.250%, 5/15/42		3,600,000	2,981,250
3.875%, 2/15/43		2,800,000	2,509,063
3.875%, 5/15/43		600,000	536,531
3.375%, 5/15/44		900,000	740,953
4.625%, 5/15/44		100,000	98,188
3.125%, 8/15/44		2,100,000	1,656,448
2.875%, 8/15/45		600,000	448,993
2.750%, 8/15/47		300,000	214,125
3.000%, 2/15/48		1,000,000	744,062

See Notes to Financial Statements.

1155

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EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
3.125%, 5/15/48		$100,000	$75,969
3.000%, 8/15/48		12,800,000	9,478,001
3.375%, 11/15/48		600,000	475,215
3.000%, 2/15/49		400,000	295,079
2.875%, 5/15/49		700,000	503,234
2.250%, 8/15/49		900,000	565,288
2.375%, 11/15/49		100,000	64,411
2.000%, 2/15/50		400,000	235,297
4.500%, 11/15/54		300,000	286,420
4.625%, 2/15/55		400,000	390,125
U.S. Treasury Inflation Linked Bonds
0.625%, 2/15/43 TIPS		1,674,360	1,244,781
1.375%, 2/15/44 TIPS		137,645	115,696
0.750%, 2/15/45 TIPS		681,145	497,722
1.000%, 2/15/46 TIPS		135,388	102,718
0.875%, 2/15/47 TIPS		398,682	289,157
1.000%, 2/15/49 TIPS		127,484	92,655
0.250%, 2/15/50 TIPS		124,777	72,562
0.125%, 2/15/51 TIPS		1,355,376	739,857
0.125%, 2/15/52 TIPS		460,952	246,708
1.500%, 2/15/53 TIPS		755,433	600,036
2.125%, 2/15/54 TIPS		1,254,312	1,152,232
2.375%, 2/15/55 TIPS		203,324	197,331
U.S. Treasury Inflation Linked Notes
0.125%, 10/15/25 TIPS		309,088	307,930
0.625%, 1/15/26 TIPS		270,016	268,455
1.250%, 4/15/28 TIPS (t)		855,600	853,791
0.125%, 7/15/31 TIPS		1,436,280	1,321,941
0.125%, 1/15/32 TIPS		462,904	419,690
U.S. Treasury STRIPS Bonds 0.000%, 8/15/40 STRIPS		300,000	143,814
0.000%, 5/15/41 STRIPS		100,000	45,997
0.000%, 8/15/41 STRIPS		300,000	136,050

Total U.S. Treasury Obligations			42,275,640

Total Long-Term Debt Securities (120.6%) (Cost $319,453,951)			305,211,005

SHORT-TERM INVESTMENTS:
Commercial Paper (0.3%)
CVS Health Corp. 4.93%, 7/14/25 (n)(p)		600,000	598,852

Foreign Government Treasury Bills (0.1%)
Federative Republic of Brazil 0.00%, 10/1/25 (p)	BRL	1,800,000	319,468

	Number of Shares		Value (Note 1)
Investment Companies (0.2%)
BlackRock Liquidity FedFund, Institutional Shares 4.22% (7 day yield) (xx)		100,000	100,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)		380,110	380,110

Total Investment Companies			480,110

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (4.2%)
U.S. Treasury Bills 4.22%, 9/11/25 (p)	$2,900,000	$2,875,394
4.22%, 9/16/25 (p)(t)(v)	2,600,000	2,576,436
4.21%, 10/14/25 (p)	5,300,000	5,235,114

Total U.S. Treasury Obligations		10,686,944

Total Short-Term Investments (4.8%) (Cost $12,065,019)		12,085,374

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)†
Foreign Exchange Currency Options (0.0%)†
Foreign Exchange USD/SEK 11/26/2025 at USD 10.20, American Style Notional Amount: USD 524,000 Counterparty: Barclays Bank plc*	524,000	2,754

Put Options Purchased (0.0%)†
Foreign Exchange Currency Options (0.0%)†
Foreign Exchange EUR/USD 11/26/2025 at EUR 1.12, American Style Notional Amount: EUR 245,000 Counterparty: Bank of America*	245,000	818
Foreign Exchange EUR/USD 12/23/2025 at EUR 1.10, American Style Notional Amount: EUR 68,000 Counterparty: HSBC Bank plc*	68,000	8,010
Foreign Exchange EUR/USD 12/17/2025 at EUR 1.10, American Style Notional Amount: EUR 62,000 Counterparty: Goldman Sachs Bank USA*	62,000	7,194
Foreign Exchange EUR/USD 11/24/2025 at EUR 1.11, American Style Notional Amount: EUR 1,400,000 Counterparty: Morgan Stanley*	1,400,000	4,020

		20,042

Total Options Purchased (0.0%)†
(Cost $25,768)		22,796

SWAPTIONS PURCHASED:
Put Swaptions Purchased (0.0%)†
Call/Put Interest Rate Swaptions Purchased Payable (0.0%)†
1 Year, August 2025 @3.65% v.1 Day SOFR 08/12/2025 at USD 3.65, European Style Notional Amount: USD 28,000,000 Counterparty: JPMorgan Chase Bank*	28,000,000	21,418
1 Year, August 2025 @3.70% v.1 Day SOFR 08/13/2025 at USD 3.70, European Style Notional Amount: USD 22,600,000 Counterparty: JPMorgan Chase Bank*	22,600,000	21,977

See Notes to Financial Statements.

1156

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Contracts	Value (Note 1)
1 Year, July 2025 @3.36% v.1 Day SOFR 07/14/2025 at USD 3.36, European Style Notional Amount: USD 13,900,000 Counterparty: Bank of America*	13,900,000	$311
1 Year, July 2025 @3.45% v.1 Day SOFR 07/17/2025 at USD 3.45, European Style Notional Amount: USD 12,700,000 Counterparty: Morgan Stanley*	12,700,000	1,028
1 Year, July 2025 @3.50% v.1 Day SOFR 07/21/2025 at USD 3.50, European Style Notional Amount: USD 14,400,000 Counterparty: Citibank NA*	14,400,000	1,987

Total Swaptions Purchased (0.0%)†
(Cost $84,605)		46,721

Total Investments in Securities (125.4%)
(Cost $331,629,343)		317,365,896
Other Assets Less Liabilities (-25.4%)		(64,271,999)

Net Assets (100%)		$253,093,897

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, the market value of these securities amounted to $63,009,083 or 24.9% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2025. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2025.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2025.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the market value or fair value, as applicable, of these securities amounted to $5,915,640 or 2.3% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.
(t)	All, or a portion of security held by broker as collateral for centrally cleared swaps, with a total collateral value of $1,151,068..
(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $221,970.
(x)	All or a portion of security is on loan at June 30, 2025.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2025.

(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $467,239. This was collateralized by cash of $480,110 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:
ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage
AUD	—	Australian Dollar
BBR	—	Bank Bill Rate
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CME	—	Chicago Mercantile Exchange
CLO	—	Collateralized Loan Obligation
CNY	—	Chinese Renminbi
REPO_CORRA	—	Canadian Overnight Repo Rate Average
DKK	—	Denmark Krone
ESTR	—	Euro Short-Term Rate
EUR	—	European Currency Unit
EURIBOR	—	Euro Interbank Offered Rate
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
IO	—	Interest Only
JPY	—	Japanese Yen
MXN	—	Mexican Peso
PEN	—	Peruvian Sol
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Over Night Index Average
STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	—	To Be Announced; Security is subject to delayed delivery
TIPS	—	Treasury Inflation Protected Security
TONAR	—	Tokyo Over-Night Average Rate
TRY	—	Turkish Lira
TWD	—	New Taiwan Dollar
UMBS	—	Uniform Mortgage-Backed Securities
USD	—	United States Dollar
ZAR	—	South African Rand

See Notes to Financial Statements.

1157

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EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Canada 10 Year Bond	17	9/2025	CAD	1,523,040	13,214
Long Gilt	17	9/2025	GBP	2,170,860	45,596
U.S. Treasury 2 Year Note	5	9/2025	USD	1,040,117	3,861
U.S. Treasury 5 Year Note	228	9/2025	USD	24,852,000	308,641
U.S. Treasury 10 Year Note	258	9/2025	USD	28,928,250	547,150

					918,462

Short Contracts
Euro-Bund	(14)	9/2025	EUR	(2,146,343)	16,651
U.S. Treasury 10 Year Ultra Note	(25)	9/2025	USD	(2,856,641)	(72,690)
U.S. Treasury Long Bond	(5)	9/2025	USD	(577,344)	(16,257)

					(72,296)

					846,166

Forward Foreign Currency Contracts outstanding as of June 30, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
TRY	5,713,020	USD	141,010	Barclays Bank plc	7/1/2025	2,469
BRL	5,376,827	USD	936,159	Citibank NA**	7/2/2025	53,485
CAD	4,132,049	USD	3,006,001	HSBC Bank plc	7/2/2025	28,366
GBP	2,938,270	USD	3,997,840	Barclays Bank plc	7/2/2025	35,377
JPY	105,306,542	USD	722,069	Morgan Stanley	7/2/2025	9,201
USD	215,923	CAD	294,000	Morgan Stanley	7/2/2025	24
USD	1,510,088	JPY	217,011,998	HSBC Bank plc	7/2/2025	3,112
PEN	82,616	USD	22,798	Citibank NA**	7/7/2025	520
TRY	21,411,436	USD	524,649	Barclays Bank plc	7/9/2025	9,951
TRY	16,651,925	USD	408,556	Barclays Bank plc	7/18/2025	3,877
ZAR	2,482,000	USD	137,248	Goldman Sachs Bank USA	7/23/2025	2,710
TRY	1,543,274	USD	37,475	Barclays Bank plc	7/24/2025	542
TRY	3,353,027	USD	82,007	Barclays Bank plc	7/25/2025	518
TRY	3,371,094	USD	81,904	Barclays Bank plc	7/29/2025	766
TRY	8,281,240	USD	201,338	Barclays Bank plc	7/31/2025	1,377
TRY	8,749,455	USD	212,108	Barclays Bank plc	8/4/2025	1,270
TRY	2,780,356	USD	67,003	Barclays Bank plc	8/7/2025	611
TRY	7,206,847	USD	172,992	Barclays Bank plc	8/11/2025	1,603
TRY	5,777,613	USD	138,602	Barclays Bank plc	8/13/2025	1,102
TRY	1,522,033	USD	36,431	Barclays Bank plc	8/14/2025	337
TRY	5,956,873	USD	143,173	Barclays Bank plc	8/15/2025	590
MXN	2,362,000	USD	124,531	Bank of America	8/18/2025	699
MXN	13,926,936	USD	723,004	Citibank NA	9/17/2025	13,042
BRL	5,510,318	USD	977,232	Goldman Sachs Bank USA**	10/2/2025	13,386
MXN	2,385,000	USD	123,195	Goldman Sachs Bank USA	12/17/2025	1,531

Total unrealized appreciation						186,466

USD	87,001	AUD	135,000	Barclays Bank plc	7/2/2025	(1,849)
USD	977,232	BRL	5,386,991	Goldman Sachs Bank USA**	7/2/2025	(14,281)
USD	2,793,334	CAD	3,836,546	HSBC Bank plc	7/2/2025	(24,031)
USD	67,259	DKK	444,101	JPMorgan Chase Bank	7/2/2025	(2,858)
USD	6,998,194	EUR	6,154,699	Bank of America	7/2/2025	(251,733)

See Notes to Financial Statements.

1158

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	3,958,379	GBP	2,938,270	JPMorgan Chase Bank	7/2/2025	(74,838)
USD	561,666	JPY	81,140,517	Morgan Stanley	7/2/2025	(1,790)
USD	341,234	TRY	13,801,776	Barclays Bank plc	7/9/2025	(3,368)
USD	62,780	TWD	2,042,044	Citibank NA**	7/16/2025	(7,208)
USD	26,129	TWD	851,570	HSBC Bank plc**	7/16/2025	(3,057)
USD	45,127	TWD	1,467,831	JPMorgan Chase Bank**	7/16/2025	(5,180)
USD	575,366	ZAR	10,408,250	Barclays Bank plc	7/23/2025	(11,545)
USD	212,754	ZAR	3,802,165	JPMorgan Chase Bank	7/23/2025	(1,646)
USD	69,817	DKK	443,328	Citibank NA	8/4/2025	(364)
USD	7,231,418	EUR	6,154,699	JPMorgan Chase Bank	8/4/2025	(35,724)
USD	3,998,383	GBP	2,938,270	Barclays Bank plc	8/4/2025	(35,517)
USD	43,293	JPY	6,222,015	Barclays Bank plc	8/4/2025	(88)
USD	230,349	JPY	33,093,964	HSBC Bank plc	8/4/2025	(387)
USD	1,784,767	JPY	257,755,498	Morgan Stanley	8/4/2025	(12,343)
USD	88,535	AUD	135,000	JPMorgan Chase Bank	8/5/2025	(378)
USD	3,006,001	CAD	4,125,148	HSBC Bank plc	8/5/2025	(29,028)
USD	471,680	PEN	1,756,371	Citibank NA**	8/14/2025	(23,551)
USD	5,008	CNY	36,000	Citibank NA**	8/20/2025	(34)
USD	11,729	CNY	83,838	JPMorgan Chase Bank**	8/20/2025	(14)
USD	4,746	CNY	33,977	Morgan Stanley**	8/20/2025	(13)
USD	88,856	TWD	2,902,118	Citibank NA**	8/20/2025	(10,897)
USD	33,481	TWD	1,095,465	HSBC Bank plc**	8/20/2025	(4,173)
USD	69,253	TWD	2,268,468	JPMorgan Chase Bank**	8/20/2025	(8,720)
USD	356,220	PEN	1,301,273	Barclays Bank plc**	9/17/2025	(10,306)
USD	118,243	PEN	436,401	Citibank NA**	9/29/2025	(4,628)
USD	294,740	BRL	1,800,000	Goldman Sachs Bank USA**	10/2/2025	(28,855)
USD	140,250	PEN	520,846	Citibank NA**	10/27/2025	(6,268)
USD	408,097	PEN	1,493,309	Citibank NA**	11/17/2025	(11,701)

Total unrealized depreciation						(626,373)

Net unrealized depreciation						(439,907)

**	Non-deliverable forward.

Written Put Options Contracts as of June 30, 2025 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
CDX North American Investment Grade 44-V1	Goldman Sachs Bank USA	400,000	US	D (400,000)	USD 0.01	7/16/2025	(30)

Total Written Options Contracts (Premiums Received ($550))							(30)

Written Call Swaption Contracts as of June 30, 2025 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
10 Years, August 2025 @3.74% v.1 Day SOFR	JPMorgan Chase Bank	3,300,000	USD	(3,300,000)	USD 3.74	8/12/2025	(41,879)
10 Years, August 2025 @3.76% v.1 Day SOFR	JPMorgan Chase Bank	2,700,000	USD	(2,700,000)	USD 3.76	8/13/2025	(37,063)
10 Years, July 2025 @2.38% v.6 Month EURIBOR	Citibank NA	100,000	EUR	(100,000)	EUR 2.38	7/3/2025	—
10 Years, July 2025 @2.46% v.6 Month EURIBOR	Citibank NA	100,000	EUR	(100,000)	EUR 2.46	7/16/2025	(107)
10 Years, July 2025 @3.49% v.1 Day SOFR	Citibank NA	1,700,000	USD	(1,700,000)	USD 3.49	7/21/2025	(3,217)
10 Years, July 2025 @3.52% v.1 Day SOFR	Bank of America	1,700,000	USD	(1,700,000)	USD 3.52	7/14/2025	(2,255)
10 Years, July 2025 @3.52% v.1 Day SOFR	Morgan Stanley	1,500,000	USD	(1,500,000)	USD 3.52	7/17/2025	(2,831)

See Notes to Financial Statements.

1159

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
10 Years, July 2025 @3.53% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD 3.53	7/28/2025	(653)
10 Years, July 2025 @3.56% v.1 Day SOFR	Bank of America	200,000	USD	(200,000)	USD 3.56	7/24/2025	(711)
10 Years, July 2025 @3.56% v.1 Day SOFR	Citibank NA	200,000	USD	(200,000)	USD 3.56	7/24/2025	(752)
10 Years, July 2025 @3.56% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD 3.56	7/30/2025	(615)
10 Years, July 2025 @3.58% v.1 Day SOFR	Goldman Sachs Bank USA	100,000	USD	(100,000)	USD 3.58	7/23/2025	(404)
10 Years, July 2025 @3.61% v.1 Day SOFR	Citibank NA	200,000	USD	(200,000)	USD 3.61	7/23/2025	(927)
10 Years, July 2025 @3.64% v.1 Day SOFR	Bank of America	200,000	USD	(200,000)	USD 3.64	7/18/2025	(985)
10 Years, July 2025 @3.65% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD 3.65	7/14/2025	(851)
10 Years, July 2025 @3.66% v.1 Day SOFR	Morgan Stanley	200,000	USD	(200,000)	USD 3.66	7/14/2025	(932)
10 Years, July 2025 @3.67% v.1 Day SOFR	Morgan Stanley	200,000	USD	(200,000)	USD 3.67	7/7/2025	(642)
10 Years, July 2025 @3.68% v.1 Day SOFR	Goldman Sachs Bank USA	100,000	USD	(100,000)	USD 3.68	7/7/2025	(362)
10 Years, July 2025 @3.70% v.1 Day SOFR	Bank of America	200,000	USD	(200,000)	USD 3.70	7/21/2025	(1,522)
10 Years, July 2025 @3.70% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD 3.70	7/17/2025	(1,366)
10 Years, July 2025 @3.70% v.1 Day SOFR	Morgan Stanley	200,000	USD	(200,000)	USD 3.70	7/16/2025	(1,325)
10 Years, July 2025 @3.72% v.1 Day SOFR	Morgan Stanley	200,000	USD	(200,000)	USD 3.72	7/2/2025	(794)
10 Years, July 2025 @3.73% v.1 Day SOFR	Morgan Stanley	200,000	USD	(200,000)	USD 3.73	7/3/2025	(1,031)
10 Years, July 2025 @3.77% v.1 Day SOFR	Bank of America	200,000	USD	(200,000)	USD 3.77	7/9/2025	(1,789)
10 Years, July 2025 @3.77% v.1 Day SOFR	JPMorgan Chase Bank	200,000	USD	(200,000)	USD 3.77	7/10/2025	(1,868)
10 Years, July 2025 @3.78% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD 3.78	7/7/2025	(1,734)

							(106,615)

Written Put Swaption Contracts as of June 30, 2025 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
10 Years, July 2025 @2.64% v.6 Month EURIBOR	Citibank NA	100,000	EUR	(100,000)	EUR 2.64	7/3/2025	(134)
10 Years, July 2025 @2.72% v.6 Month EURIBOR	Citibank NA	100,000	EUR	(100,000)	EUR 2.72	7/16/2025	(172)
10 Years, July 2025 @3.88% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD 3.88	7/28/2025	(524)
10 Years, July 2025 @3.91% v.1 Day SOFR	Bank of America	200,000	USD	(200,000)	USD 3.91	7/24/2025	(381)
10 Years, July 2025 @3.91% v.1 Day SOFR	Citibank NA	200,000	USD	(200,000)	USD 3.91	7/24/2025	(357)
10 Years, July 2025 @3.91% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD 3.91	7/30/2025	(615)
10 Years, July 2025 @3.93% v.1 Day SOFR	Goldman Sachs Bank USA	100,000	USD	(100,000)	USD 3.93	7/23/2025	(144)
10 Years, July 2025 @3.96% v.1 Day SOFR	Citibank NA	200,000	USD	(200,000)	USD 3.96	7/23/2025	(245)
10 Years, July 2025 @4.02% v.1 Day SOFR	Morgan Stanley	200,000	USD	(200,000)	USD 4.02	7/7/2025	(4)
10 Years, July 2025 @4.03% v.1 Day SOFR	Goldman Sachs Bank USA	100,000	USD	(100,000)	USD 4.03	7/7/2025	(2)
10 Years, July 2025 @4.04% v.1 Day SOFR	Bank of America	200,000	USD	(200,000)	USD 4.04	7/18/2025	(90)
10 Years, July 2025 @4.05% v.1 Day SOFR	Bank of America	200,000	USD	(200,000)	USD 4.05	7/21/2025	(94)
10 Years, July 2025 @4.05% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD 4.05	7/14/2025	(30)
10 Years, July 2025 @4.06% v.1 Day SOFR	Morgan Stanley	200,000	USD	(200,000)	USD 4.06	7/14/2025	(27)
10 Years, July 2025 @4.07% v.1 Day SOFR	Morgan Stanley	200,000	USD	(200,000)	USD 4.07	7/2/2025	—
10 Years, July 2025 @4.08% v.1 Day SOFR	Morgan Stanley	200,000	USD	(200,000)	USD 4.08	7/3/2025	—
10 Years, July 2025 @4.10% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD 4.10	7/17/2025	(44)
10 Years, July 2025 @4.10% v.1 Day SOFR	Morgan Stanley	200,000	USD	(200,000)	USD 4.10	7/16/2025	(34)
10 Years, July 2025 @4.12% v.1 Day SOFR	Bank of America	200,000	USD	(200,000)	USD 4.12	7/9/2025	(3)
10 Years, July 2025 @4.12% v.1 Day SOFR	JPMorgan Chase Bank	200,000	USD	(200,000)	USD 4.12	7/10/2025	(6)
10 Years, July 2025 @4.13% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD 4.13	7/7/2025	—

							(2,906)

Total Written Swaption Contracts (Premiums Received ($109,791))							(109,521)

See Notes to Financial Statements.

1160

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Centrally Cleared Credit default swap contracts outstanding - sell protection as of June 30, 2025 (Note 1):

Reference Obligation/ Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/ Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Verizon Communications, Inc.	1.00	Quarterly	6/20/2028	0.42	USD	200,000	1,807	1,555	3,362
Verizon Communications, Inc.	1.00	Quarterly	12/20/2028	0.46	USD	100,000	910	879	1,789
Verizon Communications, Inc.	1.00	Quarterly	12/20/2029	0.54	USD	300,000	4,793	963	5,756
CDX North American Investment Grade 43-V1	1.00	Quarterly	12/20/2029	0.46	USD	600,000	11,521	2,124	13,645
CDX North American Investment Grade 43-V1	1.00	Quarterly	12/20/2029	0.46	USD	300,000	5,364	1,458	6,822
CDX North American Investment Grade 43-V1	1.00	Quarterly	12/20/2029	0.46	USD	200,000	3,550	998	4,548
CDX North American Investment Grade 44-V1	1.00	Quarterly	6/20/2030	0.51	USD	200,000	3,898	574	4,472
CDX North American Investment Grade 44-V1	1.00	Quarterly	6/20/2030	0.51	USD	1,500,000	25,194	8,347	33,541
CDX North American Investment Grade 44-V1	1.00	Quarterly	6/20/2030	0.51	USD	700,000	11,501	4,151	15,652
CDX North American Investment Grade 44-V1	1.00	Quarterly	6/20/2030	0.51	USD	400,000	6,825	2,119	8,944
CDX North American Investment Grade 44-V1	1.00	Quarterly	6/20/2030	0.51	USD	200,000	3,467	1,005	4,472
CDX North American Investment Grade 44-V1	1.00	Quarterly	6/20/2030	0.51	USD	700,000	8,254	7,398	15,652
CDX North American Investment Grade 44-V1	1.00	Quarterly	6/20/2030	0.51	USD	700,000	8,591	7,061	15,652
CDX North American Investment Grade 44-V1	1.00	Quarterly	6/20/2030	0.51	USD	300,000	4,731	1,977	6,708
CDX North American Investment Grade 44-V1	1.00	Quarterly	6/20/2030	0.51	USD	700,000	12,172	3,480	15,652
CDX North American Investment Grade 44-V1	1.00	Quarterly	6/20/2030	0.51	USD	400,000	6,847	2,097	8,944
CDX North American Investment Grade 44-V1	1.00	Quarterly	6/20/2030	0.51	USD	700,000	11,999	3,653	15,652
CDX North American Investment Grade 44-V1	1.00	Quarterly	6/20/2030	0.51	USD	200,000	2,273	2,199	4,472
CDX North American Investment Grade 44-V1	1.00	Quarterly	6/20/2030	0.51	USD	400,000	8,060	884	8,944
CDX North American Investment Grade 44-V1	1.00	Quarterly	6/20/2030	0.51	USD	200,000	2,873	1,599	4,472
CDX North American Investment Grade 44-V1	1.00	Quarterly	6/20/2030	0.51	USD	100,000	1,502	734	2,236
CDX North American Investment Grade 44-V1	1.00	Quarterly	6/20/2030	0.51	USD	300,000	5,983	725	6,708
CDX North American Investment Grade 44-V1	1.00	Quarterly	6/20/2030	0.51	USD	300,000	6,027	681	6,708
CDX North American Investment Grade 44-V1	1.00	Quarterly	6/20/2030	0.51	USD	100,000	1,911	325	2,236
CDX North American Investment Grade 44-V1	1.00	Quarterly	6/20/2030	0.51	USD	300,000	5,980	728	6,708
CDX North American Investment Grade 44-V1	1.00	Quarterly	6/20/2030	0.51	USD	300,000	5,946	762	6,708

See Notes to Financial Statements.

1161

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Reference Obligation/ Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/ Received	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North American Investment Grade 44-V1	1.00	Quarterly	6/20/2030	0.51	USD	500,000	7,932	3,248	11,180
CDX North American Investment Grade 44-V1	1.00	Quarterly	6/20/2030	0.51	USD	200,000	2,773	1,699	4,472
CDX North American Investment Grade 44-V1	1.00	Quarterly	6/20/2030	0.51	USD	100,000	1,377	859	2,236
CDX North American Investment Grade 44-V1	1.00	Quarterly	6/20/2030	0.51	USD	300,000	5,113	1,595	6,708
CDX North American Investment Grade 44-V1	1.00	Quarterly	6/20/2030	0.51	USD	100,000	2,032	206	2,238

Total Centrally Cleared Credit default swap contracts outstanding							191,206	66,083	257,289

OTC Credit default swap contracts outstanding - sell protection as of June 30, 2025 (Note 1):

Reference Obligation/ Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Implied Credit Spread (%)	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of South Africa	1.00	Quarterly	Bank of America	12/20/2026	0.75	USD	1,600,000	(22,307)	28,542	6,235
Republic of South Africa	1.00	Quarterly	Morgan Stanley	12/20/2026	0.75	USD	1,300,000	(17,367)	22,432	5,065
iTraxx Europe Crossover 42-V2	5.00	Quarterly	JPMorgan Chase Bank	12/20/2029	0.46	EUR	500,000	93,952	12,876	106,828

								54,278	63,850	118,128

Centrally Cleared Interest rate swap contracts outstanding as of June 30, 2025 (Note 1):

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month BBR Semi-Annual	4.50 semi-annually	Pay	9/20/2033	AUD	1,400,000	11,223	26,991	38,214
6 month EURIBOR Semi-Annual	2.61 annually	Pay	3/24/2035	EUR	80,000	—	159	159
6 month EURIBOR Semi-Annual	2.25 annually	Receive	9/17/2055	EUR	2,490,000	205,636	102,457	308,093
6 month BBR Semi-Annual	4.50 semi-annually	Pay	9/18/2034	AUD	100,000	308	2,281	2,589
6 month BBR Semi-Annual	4.50 semi-annually	Pay	9/18/2034	AUD	500,000	1,955	10,991	12,946
6 month BBR Semi-Annual	4.50 semi-annually	Pay	9/18/2034	AUD	800,000	3,875	16,838	20,713
6 month BBR Semi-Annual	4.50 semi-annually	Pay	3/20/2034	AUD	900,000	6,600	17,341	23,941
1 day CDI At Termination	13.29 at termination	Pay	1/2/2029	BRL	3,178,217	—	4,737	4,737
1 day CDI At Termination	13.32 at termination	Pay	1/2/2029	BRL	317,531	—	530	530
1 day CDI At Termination	13.29 at termination	Pay	1/2/2029	BRL	699,208	(58)	1,100	1,042
1 day CDI At Termination	13.35 at termination	Pay	1/2/2029	BRL	444,505	—	842	842
1 day SOFR Annual	2.62 annually	Receive	2/15/2048	USD	1,400,000	205,054	87,636	292,690
1 day SOFR Annual	3.81 annually	Receive	2/15/2055	USD	100,000	—	1,963	1,963
1 day SOFR Annual	3.25 annually	Receive	6/18/2055	USD	200,000	18,935	4,309	23,244
1 day REPO_CORRA Semi-Annual	2.74 semi-annually	Receive	6/1/2034	CAD	200,000	—	1,854	1,854
1 day SOFR Annual	3.64 annually	Receive	2/15/2055	USD	200,000	—	9,771	9,771
1 day SOFR Annual	3.65 annually	Receive	2/15/2055	USD	100,000	—	4,652	4,652
1 day SOFR Annual	3.76 annually	Receive	12/17/2054	USD	300,000	—	8,818	8,818
1 day ESTR Annual	2.06 annually	Receive	10/5/2029		300,000	—	311	311

See Notes to Financial Statements.

1162

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
1 day ESTR Annual	2.05 annually	Receive	10/5/2029		200,000	—	278	278
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	6,826	7,701	14,527
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	400,000	13,298	15,756	29,054
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	5,294	9,233	14,527
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	1,500,000	39,131	69,822	108,953
1 day SOFR At Termination	3.50 at termination	Receive	12/18/2025	USD	1,100,000	(1)	9,102	9,101
1 day SOFR At Termination	3.50 at termination	Receive	12/18/2025	USD	400,000	100	3,209	3,309
1 day SOFR Annual	1.75 annually	Receive	6/15/2032	USD	3,500,000	427,229	(40,007)	387,222
1 day SOFR Annual	2.00 annually	Receive	12/21/2032	USD	900,000	111,184	(7,908)	103,276
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	5,300,000	1,626,069	394,844	2,020,913
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	5,440	9,087	14,527
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	100,000	2,802	4,462	7,264
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	400,000	10,821	18,233	29,054
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	6,080	8,447	14,527
1 day ESTR Annual	2.06 annually	Receive	10/5/2029	EUR	300,000	—	248	248
1 day SOFR At Termination	3.50 at termination	Receive	12/18/2025	USD	900,000	316	7,130	7,446
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	8,016	6,511	14,527
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	7,944	6,583	14,527
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	200,000	4,793	9,734	14,527
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	300,000	7,133	14,658	21,791
1 day SOFR Annual	3.50 annually	Receive	6/20/2054	USD	300,000	6,740	15,051	21,791
1 day SOFR Annual	3.50 annually	Receive	12/18/2054	USD	1,500,000	16,365	99,205	115,570

						2,759,108	964,960	3,724,068

6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/18/2027	EUR	2,200,000	(69,403)	17,628	(51,775)
6 month BBR Semi-Annual	4.00 semi-annually	Pay	3/19/2035	AUD	900,000	(906)	(1,703)	(2,609)
6 month EURIBOR Semi-Annual	2.25 annually	Pay	9/17/2035	EUR	3,530,000	(144,380)	7,878	(136,502)
6 month EURIBOR Semi-Annual	2.35 annually	Receive	4/29/2030	EUR	200,000	—	(1,086)	(1,086)
6 month EURIBOR Semi-Annual	2.25 annually	Pay	9/17/2035	EUR	2,330,000	(97,281)	7,182	(90,099)
1 day CDI At Termination	11.41 at termination	Pay	1/4/2027	BRL	12,015,295	—	(104,742)	(104,742)
1 day CDI At Termination	13.93 at termination	Pay	1/4/2027	BRL	806,363	—	(439)	(439)
1 day CDI At Termination	13.93 at termination	Pay	1/4/2027	BRL	6,128,216	—	(3,310)	(3,310)
1 day CDI At Termination	14.01 at termination	Pay	1/4/2027	BRL	483,738	—	(149)	(149)
1 day CDI At Termination	13.93 at termination	Pay	1/4/2027	BRL	1,370,785	79	(819)	(740)
1 day TONAR Annual	1.25 annually	Receive	6/18/2032	JPY	31,000,000	(5,677)	2,206	(3,471)
1 day TONAR Annual	1.25 annually	Receive	6/18/2032	JPY	229,000,000	(41,679)	16,040	(25,639)
1 day TONAR Annual	1.25 annually	Receive	6/18/2032	JPY	229,000,000	(40,804)	15,165	(25,639)
1 day TONAR Annual	1.25 annually	Receive	6/18/2032	JPY	31,000,000	(5,673)	2,202	(3,471)
1 day SOFR Annual	3.93 annually	Receive	3/24/2035	USD	200,000	—	(3,917)	(3,917)
1 day SOFR Annual	3.93 annually	Receive	3/24/2035	USD	200,000	—	(3,917)	(3,917)
1 day SOFR Annual	3.91 annually	Receive	3/4/2035	USD	200,000	—	(3,510)	(3,510)
1 day SONIA Annual	3.50 annually	Pay	3/19/2030	GBP	599,000	(15,178)	8,271	(6,907)
1 day TONAR Annual	1.25 annually	Receive	6/18/2032	JPY	20,000,000	(3,932)	1,693	(2,239)
1 day SOFR Annual	3.91 annually	Receive	3/12/2035	USD	200,000	—	(3,481)	(3,481)
1 day REPO_CORRA Semi-Annual	3.00 semi-annually	Receive	6/1/2034	CAD	100,000	203	(793)	(590)
1 day REPO_CORRA Semi-Annual	3.00 semi-annually	Receive	6/1/2034	CAD	200,000	(203)	(977)	(1,180)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	120,000	(185)	(1,622)	(1,807)
1 day REPO_CORRA Semi-Annual	3.00 semi-annually	Receive	6/1/2034	CAD	100,000	104	(694)	(590)
1 day SOFR Annual	3.74 annually	Receive	10/31/2030	USD	500,000	—	(4,693)	(4,693)
1 day SOFR Annual	3.72 annually	Receive	10/31/2030	USD	200,000	—	(1,687)	(1,687)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	120,000	(42)	(1,765)	(1,807)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	120,000	(682)	(1,125)	(1,807)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	120,000	(630)	(1,177)	(1,807)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	120,000	(646)	(1,161)	(1,807)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	181,000	681	(3,407)	(2,726)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	191,000	372	(3,250)	(2,878)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	181,000	382	(3,108)	(2,726)
1 day SOFR Annual	3.90 annually	Receive	2/15/2035	USD	700,000	(942)	(12,892)	(13,834)

See Notes to Financial Statements.

1163

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EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
1 day SOFR Annual	3.74 annually	Receive	8/15/2033	USD	630,000	—	(1,703)	(1,703)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	140,000	(127)	(1,982)	(2,109)
1 day SOFR Annual	3.73 annually	Receive	10/31/2030	USD	400,000	—	(3,482)	(3,482)
1 day REPO_CORRA Semi-Annual	3.00 semi-annually	Receive	6/1/2034	CAD	100,000	(9)	(581)	(590)
1 day REPO_CORRA Semi-Annual	3.00 semi-annually	Receive	6/1/2033	CAD	200,000	718	(2,515)	(1,797)
1 day REPO_CORRA Semi-Annual	3.00 semi-annually	Receive	6/1/2033	CAD	100,000	323	(1,222)	(899)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	300,000	(6,850)	(3,631)	(10,481)
1 day REPO_CORRA Semi-Annual	3.75 semi-annually	Receive	12/20/2033	CAD	700,000	(23,411)	(10,828)	(34,239)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	250,000	(4,407)	(4,328)	(8,735)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	450,000	(7,666)	(8,056)	(15,722)
1 day SOFR Annual	3.72 annually	Receive	8/15/2033	USD	1,300,000	—	(617)	(617)
1 day SOFR Annual	3.67 annually	Receive	5/31/2028	USD	1,500,000	—	(9,928)	(9,928)
1 day SONIA Annual	3.50 annually	Pay	3/19/2030	GBP	301,000	(7,714)	4,243	(3,471)
1 day SOFR Annual	3.81 annually	Receive	5/31/2028	USD	1,500,000	—	(15,939)	(15,939)
1 day SOFR Annual	3.73 annually	Receive	10/31/2030	USD	300,000	—	(2,693)	(2,693)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	1,700,000	(32,567)	(26,828)	(59,395)
1 day SOFR Annual	3.75 annually	Receive	8/15/2033	USD	800,000	—	(2,664)	(2,664)
1 day SOFR Annual	3.90 annually	Receive	2/15/2035	USD	400,000	(2,144)	(5,760)	(7,904)
1 day SOFR Annual	3.75 annually	Receive	8/15/2033	USD	700,000	—	(2,399)	(2,399)
1 day SOFR Annual	4.10 annually	Receive	2/18/2035	USD	700,000	—	(23,355)	(23,355)
1 day SOFR Annual	3.75 annually	Receive	6/20/2034	USD	6,400,000	225,281	(279,913)	(54,632)
1 day SOFR Annual	3.75 annually	Receive	5/15/2032	USD	120,000	(395)	(1,412)	(1,807)

						(285,390)	(492,752)	(778,142)

Total Centrally Cleared Interest rate swap contracts outstanding						2,473,718	472,208	2,945,926

(1)	Value of floating rate index at June 30, 2025 was as follows:

Floating Rate Index	Value
1 day CDI BRL	2.09%
1 day ESTR EUR	1.92%
1 day REPO_CORRA CAD	1.14%
1 day SOFR USD	4.45%
1 day SONIA GBP	4.22%
1 day TONAR JPY	0.47%
6 month BBR AUD	3.78%
6 month EURIBOR EUR	2.05%

See Notes to Financial Statements.

1164

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EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$30,753,218	$—	$30,753,218
Centrally Cleared Credit Default Swaps	—	66,083	—	66,083
Centrally Cleared Interest Rate Swaps	—	1,095,383	—	1,095,383
Collateralized Mortgage Obligations	—	6,111,509	—	6,111,509
Commercial Mortgage-Backed Securities	—	14,952,742	—	14,952,742
Corporate Bonds
Communication Services	—	958,257	—	958,257
Consumer Discretionary	—	4,359,452	—	4,359,452
Consumer Staples	—	1,468,728	—	1,468,728
Energy	—	862,475	—	862,475
Financials	—	34,296,296	—	34,296,296
Industrials	—	1,319,715	—	1,319,715
Information Technology	—	2,616,106	—	2,616,106
Materials	—	1,018,315	—	1,018,315
Real Estate	—	10,689,866	—	10,689,866
Utilities	—	16,447,348	—	16,447,348
Foreign Government Securities	—	12,160,207	—	12,160,207
Forward Currency Contracts	—	186,466	—	186,466
Futures	935,113	—	—	935,113
Mortgage-Backed Securities	—	120,366,597	—	120,366,597
Municipal Bonds	—	2,663,382	—	2,663,382
Options Purchased
Call Options Purchased	—	2,754	—	2,754
Put Options Purchased	—	20,042	—	20,042
OTC Credit Default Swaps	—	63,850	—	63,850
Short-Term Investments
Commercial Paper	—	598,852	—	598,852
Foreign Government Treasury Bill	—	319,468	—	319,468
Investment Companies	480,110	—	—	480,110
U.S. Treasury Obligations	—	10,686,944	—	10,686,944
Supranational	—	1,891,152	—	1,891,152
Swaptions Purchased
Put Swaptions	—	46,721	—	46,721
U.S. Treasury Obligations	—	42,275,640	—	42,275,640

Total Assets	$1,415,223	$318,297,568	$—	$319,712,791

Liabilities:
Centrally Cleared Interest Rate Swaps	$—	$(623,175)	$—	$(623,175)
Forward Currency Contracts	—	(626,373)	—	(626,373)
Futures	(88,947)	—	—	(88,947)
Options Written
Put Options Written	—	(30)	—	(30)
Swaptions Written	—	(109,521)	—	(109,521)

Total Liabilities	$(88,947)	$(1,359,099)	$—	$(1,448,046)

Total	$1,326,276	$316,938,469	$—	$318,264,745

See Notes to Financial Statements.

1165

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EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$2,077,217	*,**
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	209,262
Credit contracts	Market value on OTC swap contracts & Variation Margin on Centrally Cleared Swaps – Receivables	129,933

Total		$2,416,412

	Liability Derivatives
Interest rate contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(821,643	)*,**
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(626,373)
Credit contracts	Market value on OTC swap contracts – Payables, Net assets – Unrealized depreciation	(30	)**

Total		$(1,448,046)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.
**

Includes cumulative appreciation/depreciation of centrally cleared swap contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased (1)	Options Written	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(58,615)	$167,629	$299,046	$—	$241,468	$649,528
Foreign exchange contracts	—	—	—	(744,003)	—	(744,003)
Credit contracts	—	3,288	—	—	28,970	32,258

Total	$(58,615)	$170,917	$299,046	$(744,003)	$270,438	$(62,217)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased (2)	Options Written	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(7,412)	$(17,564)	$1,003,645	$—	$(382,535)	$596,134
Foreign exchange contracts	(2,972)	—	—	(765,979)	—	(768,951)
Credit contracts	—	—	—	—	48,847	49,847

Total	$(10,384)	$(17,564)	$1,003,645	$(765,979)	$(333,688)	$(123,970)

(1)	Included in Realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in Change in unrealized appreciation (depreciation) on investment transactions in the Statement of Operations.

^ The Portfolio held forward foreign currency contracts, futures contracts, option contracts and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

1166

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$55,726,000
Average notional value of contracts — short	6,949,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$15,668,000
Average settlement value sold — in USD	37,457,000

Options
Average value of option contracts purchased	$23,000
Average notional value of swaption contracts purchased	109,000
Average notional value of swaption contracts written	128,000

Credit index swaps
Average notional value — sell protection	$13,460,000

Credit default swaps
Average notional value — sell protection	$3,500,000

Interest rate swaps
Average notional value — pays fixed rate	$3,097,000
Average notional value — receives fixed rate	12,630,000

Overnight index swaps
Average notional value — pays fixed rate	$46,641,000
Average notional value — pays floating rate	2,984,000

Variable Rate Swap
Average notional value — receives fixed rate	$2,771,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$30,370	$(30,370)	$—	$—
Barclays Bank plc	63,144	(62,673)	—	471
Citibank NA	69,034	(69,034)	—	—
Goldman Sachs Bank USA	24,821	(24,821)	—	—
HSBC Bank plc	39,488	(39,488)	—	—
JPMorgan Chase Bank	56,271	(56,271)	—	—
Morgan Stanley	36,705	(21,766)	—	14,939

Total	$319,833	$(304,423)	$—	$15,410

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$259,563	$(30,370)	$(224,000)	$5,193
Barclays Bank plc	62,673	(62,673)	—	—
Citibank NA	70,562	(69,034)	—	1,528
Goldman Sachs Bank USA	50,510	(24,821)	—	25,689
HSBC Bank plc	60,676	(39,488)	—	21,188
JPMorgan Chase Bank	210,174	(56,271)	—	153,903
Morgan Stanley	21,766	(21,766)	—	—

Total	$735,924	$(304,423)	$(224,000)	$207,501

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

1167

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EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$519,394,671
Long-term U.S. government debt securities	4,198,042

$523,592,713

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$519,695,146
Long-term U.S. government debt securities	9,819,104

$529,514,250

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,111,996
Aggregate gross unrealized depreciation	(27,076,168)

Net unrealized depreciation	$(20,964,172)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$341,948,118

See Notes to Financial Statements.

1168

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STATEMENT OF ASSETS AND LIABILITIES June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $331,629,343)	$317,365,896
Cash	2,209,531
Foreign cash (Cost $607,740)	625,592
Cash held as collateral at broker for futures	970,000
Cash held as collateral at broker for swaps	1,841,000
Receivable for forward settling transactions	45,123,098
Dividends, interest and other receivables	1,795,713
Due from Custodian	500,993
Due from broker for futures variation margin	210,565
Unrealized appreciation on forward foreign currency contracts	186,466
Receivable for Portfolio shares sold	123,263
Market value on OTC swap contracts (Premiums paid $54,278)	118,128
Receivable for securities sold	50,398
Variation Margin on Centrally Cleared Swaps	10,435
Securities lending income receivable	53
Other assets	3,407

Total assets	371,134,538

LIABILITIES
Payable for forward settling transactions	115,084,708
Payable for return of cash collateral on forward settling transactions	905,000
Unrealized depreciation on forward foreign currency contracts	626,373
Payable for securities purchased	505,372
Payable for return of collateral on securities loaned	480,110
Payable for Portfolio shares repurchased	112,965
Options written, at value (Premiums received $110,341)	109,551
Investment management fees payable	62,262
Distribution fees payable – Class IB	51,389
Administrative fees payable	18,493
Accrued expenses	84,418

Total liabilities	118,040,641

Commitments and contingent liabilities^
NET ASSETS	$253,093,897

Net assets were comprised of:
Paid in capital	$286,229,692
Total distributable earnings (loss)	(33,135,795)

Net assets	$253,093,897

Class IB
Net asset value, offering and redemption price per share, $253,093,897 / 26,492,413 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.55

(x)	Includes value of securities on loan of $467,239.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest (net of $1,836 foreign withholding tax)	$5,846,485
Securities lending (net)	1,684

Total income	5,848,169

EXPENSES
Investment management fees	629,329
Distribution fees – Class IB	314,664
Administrative fees	114,259
Professional fees	48,869
Custodian fees	44,570
Printing and mailing expenses	13,822
Trustees’ fees	4,180
Miscellaneous	22,622

Gross expenses	1,192,315
Less: Waiver from investment manager	(248,108)

Net expenses	944,207

NET INVESTMENT INCOME (LOSS)	4,903,962

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(767,552)
Futures contracts	299,046
Forward foreign currency contracts	(744,003)
Foreign currency transactions	77,774
Swaps	270,438
Options written	170,917
Securities sold short	(82,406)

Net realized gain (loss)	(775,786)

Change in unrealized appreciation (depreciation) on:
Investments in securities	7,085,051
Futures contracts	1,003,645
Forward foreign currency contracts	(765,979)
Foreign currency translations	104,839
Options written	(17,564)
Swaps	(333,688)

Net change in unrealized appreciation (depreciation)	7,076,304

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,300,518

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,204,480

See Notes to Financial Statements.

1169

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,903,962	$10,341,553
Net realized gain (loss)	(775,786)	(2,119,278)
Net change in unrealized appreciation (depreciation)	7,076,304	(3,209,005)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,204,480	5,013,270

Distributions to shareholders:
Class IB	—	(11,071,896)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,098,953 and 3,141,200 shares, respectively ]	10,241,860	29,657,235
Capital shares issued in reinvestment of dividends [ 0 and 1,201,048 shares, respectively ]	—	11,071,896
Capital shares repurchased [ (2,634,883) and (4,176,984) shares, respectively ]	(24,595,701)	(39,352,846)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(14,353,841)	1,376,285

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,149,361)	(4,682,341)
NET ASSETS:
Beginning of period	256,243,258	260,925,599

End of period	$253,093,897	$256,243,258

See Notes to Financial Statements.

1170

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023		2022		2021		2020
Net asset value, beginning of period	$9.14		$9.36		$9.10		$10.94		$11.33		$11.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18		0.38		0.34		0.23		0.16		0.20
Net realized and unrealized gain (loss)	0.23		(0.19)		0.17		(1.75)		(0.33)		0.74

Total from investment operations	0.41		0.19		0.51		(1.52)		(0.17)		0.94

Less distributions:
Dividends from net investment income	—		(0.41)		(0.25)		(0.32)		(0.19)		(0.21)
Distributions from net realized gains	—		—		—		—		(0.03)		(0.40)

Total dividends and distributions	—		(0.41)		(0.25)		(0.32)		(0.22)		(0.61)

Net asset value, end of period	$9.55		$9.14		$9.36		$9.10		$10.94		$11.33

Total return (b)	4.49%		2.01%		5.63%		(13.99)%		(1.44)%		8.58%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$253,094		$256,243		$260,926		$260,380		$325,791		$334,175
Ratio of expenses to average net assets:
After waivers (a)(f)(g)	0.75	%(j)	0.78	%(k)	0.87	%(m)	0.77	%(n)	0.75	%(j)	0.75	%(j)
Before waivers (a)(f)	0.95%		0.98%		1.07%		0.96%		0.92%		0.93%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.90%		4.01%		3.72%		2.34%		1.47%		1.69%
Before waivers (a)(f)	3.70%		3.81%		3.52%		2.15%		1.30%		1.51%
Portfolio turnover rate^	167	%(z)	383%		364%		364%		307%		515%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.03%, 0.12% and 0.02% for the years ended December 31, 2024, 2023 and 2022, respectively.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.75% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.78% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.87% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.77% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1171

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (23.0%)
522 Funding CLO Ltd.,
Series 2020-6A A1R2 5.479%, 10/23/34 (l)§	$1,800,000	$1,796,596
Allegro CLO XI Ltd.,
Series 2019-2A A1AR 5.519%, 1/19/33 (l)§	3,200,000	3,201,302
Anchorage Capital CLO 21 Ltd.,
Series 2021-21A AR 5.319%, 10/20/34 (l)§	1,200,000	1,199,400
Apidos CLO XXXV,
Series 2021-35A A 5.581%, 4/20/34 (l)§	500,000	500,381
Ares LIX CLO Ltd.,
Series 2021-59A A 5.573%, 4/25/34 (l)§	3,200,000	3,202,710
Ares XXVII CLO Ltd.,
Series 2013-2A AR3 5.433%, 10/28/34 (l)§	3,200,000	3,200,640
ARI Fleet Lease Trust,
Series 2024-B A2 5.540%, 4/15/33§	1,140,151	1,147,318
Series 2025-B A2 4.590%, 3/15/34§	1,000,000	1,003,672
Atlas Senior Loan Fund XVII Ltd.,
Series 2021-17A AR 5.329%, 10/20/34 (l)§	350,000	348,365
Bain Capital Credit CLO Ltd.,
Series 2019-3A ARR 5.299%, 10/21/34 (l)§	500,000	500,822
Series 2020-2A ARR 5.509%, 7/19/34 (l)§	3,200,000	3,203,888
Bank of America Auto Trust,
Series 2023-2A A2 5.850%, 8/17/26§	91,151	91,189
BofA Auto Trust,
Series 2025-1A A2B 4.852%, 11/22/27 (l)§	3,000,000	3,001,127
Capital One Prime Auto Receivables Trust,
Series 2023-2 A3 5.820%, 6/15/28	2,239,000	2,267,197
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-4A A1RR 5.489%, 7/20/32 (l)§	1,802,760	1,803,281
CarMax Auto Owner Trust,
Series 2022-2 A3 3.490%, 2/16/27	706,638	704,952
Series 2023-4 A2B 5.104%, 12/15/26 (l)	393,188	393,289
Series 2024-1 A2A 5.300%, 3/15/27	236,658	236,843
Series 2024-2 A2A 5.650%, 5/17/27	805,739	807,752
Series 2025-2 A2A 4.590%, 7/17/28	6,000,000	6,018,207
CarVal CLO I Ltd.,
Series 2018-1A AR 5.491%, 7/16/31 (l)§	3,034,167	3,037,201
CarVal CLO III Ltd.,
Series 2019-2A AR2 5.259%, 7/20/32 (l)§	2,367,336	2,368,489
Carvana Auto Receivables Trust,
Series 2023-P5 A2 5.770%, 4/12/27§	35,558	35,568
Series 2024-P1 A2 5.500%, 8/10/27§	293,480	293,741
Series 2024-P4 A2 4.620%, 2/10/28	1,168,998	1,168,461
Chase Auto Owner Trust,
Series 2023-AA A2 5.900%, 3/25/27§	78,655	78,732
Series 2024-1A A2 5.480%, 4/26/27§	349,629	350,006
Chesapeake Funding II LLC,
Series 2024-1A A2 5.074%, 5/15/36 (l)§	1,320,958	1,321,729
Citibank Credit Card Issuance Trust,
Series 2017-A6 A6 5.196%, 5/14/29 (l)	4,000,000	4,037,975
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A 4.594%, 1/25/37 (l)	28,004	20,188
Citizens Auto Receivables Trust,
Series 2023-1 A3 5.840%, 1/18/28§	1,040,389	1,046,692
Series 2024-2 A2B 4.844%, 11/16/26 (l)§	618,695	618,695
CNH Equipment Trust,
Series 2023-B A2 5.900%, 2/16/27	337,466	337,623
CQS US CLO Ltd.,
Series 2021-1A AR 5.469%, 1/20/35 (l)§	1,000,000	999,112
Dllad LLC,
Series 2024-1A A2 5.500%, 8/20/27§	1,392,860	1,399,422
Elevation CLO Ltd.,
Series 2018-3A A1R2 5.582%, 1/25/35 (l)§	3,000,000	2,999,880
Enterprise Fleet Financing LLC,
Series 2024-3 A2 5.310%, 4/20/27§	385,251	386,602
FirstKey Homes Trust,
Series 2020-SFR2 A 1.266%, 10/19/37§	4,637,312	4,579,447
Ford Credit Auto Lease Trust,
Series 2025-A A2B 4.714%, 8/15/27 (l)	3,000,000	2,999,433
Ford Credit Auto Owner Trust,
Series 2024-B A2A 5.400%, 4/15/27	4,459,766	4,469,885
Series 2024-C A2A 4.320%, 8/15/27	5,059,694	5,055,405
Gm Financial Automobile Leasing Trust,
Series 2025-2 A2A 4.550%, 7/20/27	3,000,000	3,007,358
GM Financial Automobile Leasing Trust,
Series 2024-3 A2A 4.290%, 1/20/27	2,792,971	2,787,313
GM Financial Consumer Automobile Receivables Trust,
Series 2022-4 A4 4.880%, 8/16/28	1,000,000	1,004,665

See Notes to Financial Statements.

1172

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2023-4 A2B 4.834%, 11/16/26 (l)	$107,771	$107,787
Series 2024-4 A2A 4.530%, 10/18/27	2,302,174	2,300,532
GMF Floorplan Owner Revolving Trust,
Series 2023-1 A1 5.340%, 6/15/28§	4,000,000	4,037,277
Golub Capital Partners Static Ltd.,
Series 2024-1A A1 5.499%, 4/20/33 (l)§	2,026,333	2,026,333
GSAA Home Equity Trust,
Series 2007-6 A4 5.034%, 5/25/47 (l)	67,099	43,777
Hertz Vehicle Financing III LLC,
Series 2023-1A A 5.490%, 6/25/27§	2,900,000	2,914,126
Hyundai Auto Lease Securitization Trust,
Series 2025-A A2B 4.704%, 6/15/27 (l)§	4,100,000	4,099,921
Hyundai Auto Receivables Trust,
Series 2024-C A2B 4.704%, 9/15/27 (l)	2,541,134	2,538,424
Jamestown CLO XVI Ltd.,
Series 2021-16A AR 5.402%, 7/25/34 (l)§	1,400,000	1,399,948
Jamestown CLO XVIII Ltd.,
Series 2022-18A A1R 5.552%, 7/25/35 (l)§	3,200,000	3,197,510
KKR CLO 41 Ltd.,
Series 2022-41A A1 5.586%, 4/15/35 (l)§	1,800,000	1,801,892
LCM 31 Ltd.,
Series 31A AR 5.549%, 7/20/34 (l)§	1,600,000	1,599,944
M&T Bank Auto Receivables Trust,
Series 2025-1A A2B 4.804%, 5/15/28 (l)§	1,500,000	1,501,614
Madison Park Funding XLVI Ltd.,
Series 2020-46A ARR 5.256%, 10/15/34 (l)§	700,000	700,140
Madison Park Funding XXI Ltd.,
Series 2016-21A AARR 5.598%, 10/15/32 (l)§	392,341	392,708
Massachusetts Educational Financing Authority,
Series 2008-1 A1 5.575%, 4/25/38 (l)	28,044	27,671
Master Credit Card Trust II,
Series 2024-1A A 5.053%, 1/21/28 (l)§	5,000,000	5,009,849
Mercedes-Benz Auto Lease Trust,
Series 2024-B A2A 4.570%, 12/15/26	2,252,984	2,253,376
Navient Private Education Refi Loan Trust,
Series 2020-DA A 1.690%, 5/15/69§	661,711	625,096
Series 2020-GA A 1.170%, 9/16/69§	541,385	503,839
Series 2020-IA A1B 5.426%, 4/15/69 (l)§	2,099,285	2,087,867
Series 2021-FA A 1.110%, 2/18/70§	6,273,210	5,464,958
Navient Student Loan Trust,
Series 2017-5A A 5.220%, 7/26/66 (l)§	1,624,183	1,608,868
Series 2023-BA A1B 6.004%, 3/15/72 (l)§	843,218	850,316
Nelnet Student Loan Trust,
Series 2005-3 A5 4.724%, 12/24/35 (l)	729,885	721,374
Series 2013-5A A 5.050%, 1/25/37 (l)§	472,282	465,853
Series 2016-1A A 5.220%, 9/25/65 (l)§	1,996,375	1,994,115
Series 2019-2A A 5.320%, 6/27/67 (l)§	453,491	454,767
Nissan Auto Receivables Owner Trust,
Series 2023-B A2B 4.864%, 5/15/26 (l)	44,778	44,783
Northwoods Capital XII-B Ltd.,
Series 2018-12BA AR 5.508%, 6/15/31 (l)§	2,676,984	2,673,892
PHEAA Student Loan Trust,
Series 2016-2A A 5.370%, 11/25/65 (l)§	791,277	783,873
Porsche Innovative Lease Owner Trust,
Series 2024-2A A2A 4.470%, 12/21/26§	1,314,068	1,313,462
Rad CLO 4 Ltd.,
Series 2019-4A AR 5.512%, 4/25/32 (l)§	1,642,372	1,643,686
Regatta XVI Funding Ltd.,
Series 2019-2A A1R 5.456%, 1/15/33 (l)§	3,894,304	3,898,000
SBA Tower Trust (REIT), 4.831%, 10/15/29§	1,500,000	1,498,200
SBNA Auto Lease Trust,
Series 2024-C A2 4.940%, 11/20/26§	1,479,173	1,480,309
Sculptor CLO XXVII Ltd.,
Series 27A A1R 5.329%, 7/20/34 (l)§	2,300,000	2,298,850
SFS Auto Receivables Securitization Trust,
Series 2023-1A A3 5.470%, 10/20/28§	536,640	540,133
Silver Rock CLO II Ltd.,
Series 2021-2A AR 5.309%, 1/20/35 (l)§	1,100,000	1,098,900
SLM Student Loan Trust,
Series 2010-1 A 4.820%, 3/25/25 (h) (l)	962,013	928,606
Series 2012-3 A 5.070%, 12/27/38 (l)	2,895,761	2,862,499
SMB Private Education Loan Trust,
Series 2020-PTA A2A 1.600%, 9/15/54§	675,433	635,933
Symphony CLO XXII Ltd.,
Series 2020-22A A1AR 5.449%, 4/18/33 (l)§	800,000	800,022
Synchrony Card Issuance Trust,
Series 2025-A1 A 4.780%, 2/15/31	1,500,000	1,521,759

See Notes to Financial Statements.

1173

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Tesla Sustainable Energy Trust,
Series 2024-1A A2 5.080%, 6/21/50§	$1,450,034	$1,454,721
Toyota Auto Receivables Owner Trust,
Series 2024-D A2B 4.694%, 8/16/27 (l)	1,878,560	1,878,979
Series 2025-B A2B 4.844%, 3/15/28 (l)	4,000,000	4,000,041
Toyota Lease Owner Trust,
Series 2025-A A2B 4.712%, 7/20/27 (l)§	8,000,000	7,999,970
Trinitas CLO XX Ltd.,
Series 2022-20A A1R 5.309%, 7/20/35 (l)§	1,200,000	1,197,754
TSTAT Ltd.,
Series 2022-1A A1RR 5.419%, 7/20/37 (l)§	654,995	655,260
United States Small Business Administration,
Series 2008-20G 1 5.870%, 7/1/28	152,315	155,205
Series 2008-20H 1 6.020%, 8/1/28	152,865	156,215
Verdelite Static CLO Ltd.,
Series 2024-1A A 5.399%, 7/20/32 (l)§	1,765,931	1,765,048
Verizon Master Trust,
Series 2024-6 A1B 4.972%, 8/20/30 (l)	4,000,000	4,018,127
Volkswagen Auto Loan Enhanced Trust,
Series 2023-2 A2A 5.720%, 3/22/27	190,348	190,690
Voya CLO Ltd.,
Series 2019-2A AR 5.469%, 7/20/32 (l)§	3,613,543	3,611,780
Wind River CLO Ltd.,
Series 2016-1KRA A1R3 5.316%, 10/15/34 (l)§	298,390	296,874
World Omni Auto Receivables Trust,
Series 2024-C A2A 4.780%, 1/18/28	487,999	488,146
World Omni Automobile Lease Securitization Trust,
Series 2024-A A2B 4.734%, 2/16/27 (l)	972,996	973,368

Total Asset-Backed Securities		182,627,520

Collateralized Mortgage Obligations (19.2%)
Alternative Loan Trust,
Series 2005-61 2A1 4.994%, 12/25/35 (l)	4,401	4,015
Series 2005-62 2A1 5.399%, 12/25/35 (l)	18,164	15,550
Series 2006-OA22 A1 4.754%, 2/25/47 (l)	84,997	83,003
Series 2007-OA7 A1A 4.794%, 5/25/47 (l)	20,683	19,007
American Home Mortgage Assets Trust,
Series 2006-1 2A1 4.624%, 5/25/46 (l)	1,013,403	887,540
Arroyo Mortgage Trust,
Series 2021-1R A1 1.175%, 10/25/48 (l)§	431,558	388,981
BCAP LLC Trust,
Series 2006-AA2 A1 4.774%, 1/25/37 (l)	115,933	106,576
Bear Stearns ALT-A Trust,
Series 2005-7 22A1 4.905%, 9/25/35 (l)	264,705	151,387
Bear Stearns ARM Trust,
Series 2003-3 3A2 6.642%, 5/25/33 (l)	5,455	5,243
Series 2003-8 2A1 5.939%, 1/25/34 (l)	470	451
Series 2003-8 4A1 6.884%, 1/25/34 (l)	2,013	2,018
Series 2004-10 15A1 7.486%, 1/25/35 (l)	6,548	6,536
Series 2004-10 21A1 5.837%, 1/25/35 (l)	125,131	121,010
Series 2007-3 1A1 4.250%, 5/25/47 (l)	490,778	441,831
CHL Mortgage Pass-Through Trust,
Series 2005-25 A11 5.500%, 11/25/35	53,450	24,636
Series 2005-3 1A2 5.014%, 4/25/35 (l)	31,667	30,135
Citigroup Mortgage Loan Trust,
Series 2005-11 A1A 6.490%, 5/25/35 (l)	584	588
Series 2005-11 A2A 7.230%, 10/25/35 (l)	21,676	22,455
Series 2005-12 2A1 5.234%, 8/25/35 (l)§	27,559	26,775
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6 A1 6.080%, 9/25/35 (l)	1,262	1,272
Series 2005-6 A2 6.180%, 9/25/35 (l)	3,128	3,054
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A 5.063%, 3/25/32 (l)§	174	167
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1 4.534%, 10/25/36 (l)	341	283
FHLMC,
Series 2142 Z 6.500%, 4/15/29	543	546
Series 2411 FJ 4.768%, 12/15/29 (l)	164	163
Series 3222 FN 4.818%, 9/15/36 (l)	5,832	5,776
Series 3241 FM 4.798%, 11/15/36 (l)	3,228	3,194
Series 3245 NF 4.898%, 11/15/36 (l)	102,844	102,018
Series 330 F4 4.814%, 10/15/37 STRIPS (l)	1,196,671	1,181,519
Series 343 F4 4.814%, 10/15/37 STRIPS (l)	356,459	351,513
Series 3807 FM 4.918%, 2/15/41 (l)	123,325	122,399
Series 3850 FC 4.838%, 4/15/41 (l)	105,627	104,572

See Notes to Financial Statements.

1174

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series 3898 TF 4.918%, 7/15/39 (l)	$9,399	$9,297
Series 3927 FH 4.868%, 9/15/41 (l)	121,296	120,090
Series 413 F25 5.455%, 5/25/54 (l)	4,318,520	4,320,463
Series 4283 JF 4.818%, 12/15/43 (l)	1,025,092	1,012,244
Series 4367 GF 4.814%, 3/15/37 (l)	872,258	860,823
Series 4615 AF 4.814%, 10/15/38 (l)	298,428	294,432
Series 4678 AF 4.864%, 12/15/42 (l)	1,405,556	1,391,014
Series 4774 BF 4.718%, 2/15/48 (l)	1,462,800	1,411,624
Series 4779 WF 4.814%, 7/15/44 (l)	1,305,025	1,281,208
Series 4875 F 4.868%, 4/15/49 (l)	887,714	862,111
Series 4906 WF 4.864%, 12/15/38 (l)	665,836	657,344
Series 4913 FC 4.884%, 6/15/44 (l)	1,063,744	1,051,117
Series 4948 E 2.500%, 10/25/48	358,910	328,279
Series 5115 EM 1.000%, 9/15/44	4,393,448	3,855,095
Series 5484 FA 5.505%, 12/25/54 (l)	1,897,476	1,901,381
Series 5493 FK 5.455%, 1/25/55 (l)	2,475,377	2,468,003
Series 5513 MF 5.245%, 11/25/54 (l)	15,855,610	15,814,024
Series 5517 VF 5.255%, 3/25/55 (l)	5,481,260	5,484,071
Series 5528 FA 5.175%, 4/25/55 (l)	5,901,295	5,890,301
Series 5548 AF 5.305%, 6/25/55 (l)	3,475,955	3,485,735
Series 5549 CF 5.305%, 10/25/52 (l)	3,853,350	3,761,051
Series 5549 FA 5.555%, 6/25/55 (l)	5,355,932	5,377,606
Series 5557 FM 5.404%, 7/25/55 (l)	800,000	799,751
Series 5560 FB 5.306%, 6/25/55 (l)	800,000	800,389
FHLMC Structured Pass-Through Certificates,
Series T-57 1A1 6.500%, 7/25/43	1,696	1,760
Series T-62 1A1 5.599%, 10/25/44 (l)	84,115	77,012
Series T-63 1A1 5.599%, 2/25/45 (l)	109,116	105,426
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1 5.876%, 6/25/34 (l)	11,558	11,563
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1 6.431%, 8/25/35 (l)	19,438	13,901
FNMA,
Series 2003-W8 3F2 4.770%, 5/25/42 (l)	5,384	5,366
Series 2005-38 F 4.720%, 5/25/35 (l)	8,177	8,099
Series 2006-118 A2 4.496%, 12/25/36 (l)	34,364	33,765
Series 2006-5 3A2 6.782%, 5/25/35 (l)	12,758	13,065
Series 2007-109 GF 5.100%, 12/25/37 (l)	270,866	270,456
Series 2007-84 FN 4.920%, 8/25/37 (l)	102,784	102,050
Series 2010-74 AF 4.960%, 7/25/37 (l)	79,834	79,442
Series 2014-42 FA 4.864%, 7/25/44 (l)	321,995	316,132
Series 2014-86 PA 2.000%, 12/25/44	152,537	135,118
Series 2015-64 KF 4.814%, 9/25/45 (l)	1,038,326	1,020,609
Series 2016-11 AF 4.964%, 3/25/46 (l)	1,075,433	1,068,733
Series 2016-84 DF 4.884%, 11/25/46 (l)	302,284	296,276
Series 2016-97 CF 4.884%, 12/25/56 (l)	699,768	685,771
Series 2017-108 AF 4.720%, 1/25/48 (l)	676,211	665,217
Series 2019-41 FD 4.920%, 8/25/59 (l)	664,138	651,828
Series 2019-53 FA 4.864%, 9/25/49 (l)	1,262,737	1,234,118
Series 2019-60 WF 4.864%, 10/25/59 (l)	619,461	613,594
Series 2019-9 FA 4.864%, 3/25/49 (l)	222,767	220,810
Series 2020-22 FA 4.820%, 4/25/50 (l)	2,877,184	2,773,871
Series 2024-103 FC 5.455%, 1/25/55 (l)	3,841,215	3,838,377
Series 2024-38 FA 5.150%, 1/25/51 (l)	3,054,040	3,054,362
Series 2024-90 FB 5.555%, 11/25/53 (l)	2,746,649	2,756,014
Series 2024-95 KF 5.405%, 12/25/54 (l)	1,472,037	1,470,748
Series 2025-12 FG 5.255%, 3/25/55 (l)	760,916	761,201
Series 2025-18 FM 5.205%, 9/25/54 (l)	7,762,228	7,732,020
Series 2025-4 FB 5.505%, 12/25/53 (l)	972,242	974,241
Series 2025-40 FP 5.305%, 10/25/54 (l)	2,384,106	2,391,436
Series 2025-54 FM 5.402%, 7/25/55 (l)	500,000	499,844
Series 2025-6 FA 5.555%, 2/25/55 (l)	902,040	905,511
GCAT Trust,
Series 2021-NQM3 A1 1.091%, 5/25/66 (l)§	1,014,391	879,278

See Notes to Financial Statements.

1175

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
GNMA,
Series 2012-H08 FC 5.016%, 4/20/62 (l)	$228,710	$229,327
Series 2012-H12 FA 4.996%, 4/20/62 (l)	262,915	263,618
Series 2012-H12 FB 5.496%, 2/20/62 (l)	293,107	296,172
Series 2013-H13 FT 4.370%, 5/20/63 (l)	68,292	68,018
Series 2015-H04 FA 5.096%, 12/20/64 (l)	528,299	528,548
Series 2015-H32 FA 5.196%, 12/20/65 (l)	1,149,965	1,151,841
Series 2016-H14 FA 5.246%, 6/20/66 (l)	655,090	656,592
Series 2016-H17 FK 5.296%, 7/20/66 (l)	204,080	204,708
Series 2016-H20 PT 7.843%, 9/20/66 (l)	963,111	993,556
Series 2017-H07 FG 4.906%, 2/20/67 (l)	1,287,871	1,289,799
Series 2017-H08 FM 5.174%, 3/20/67 (l)	3,824,875	3,857,826
Series 2018-H18 FC 4.796%, 8/20/65 (l)	292,533	292,496
Series 2019-54 KF 4.859%, 5/20/44 (l)	995,697	974,918
Series 2019-90 F 4.882%, 7/20/49 (l)	1,149,051	1,116,217
Series 2020-17 EU 2.500%, 10/20/49	187,801	167,255
Series 2020-63 PF 4.832%, 4/20/50 (l)	4,208,602	4,056,327
Series 2021-122 FA 3.000%, 7/20/51 (l)	9,865,688	8,455,831
Series 2021-H09 FG 5.802%, 6/20/71 (l)	1,239,313	1,264,920
Series 2023-H26 DF 4.602%, 9/20/73 (l)	3,439,201	3,419,971
Series 2024-13 FA 5.252%, 1/20/54 (l)	139,704	140,273
Series 2025-89 PF 5.252%, 5/20/55 (l)	498,715	498,228
Series 2025-98 GF 5.204%, 6/20/55 (l)	2,600,000	2,600,002
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1 4.974%, 11/25/45 (l)	5,606	5,266
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-RPL1 A1 1.750%, 12/25/60 (l)§	3,432,310	3,218,365
GS Mortgage-Backed Securities Trust,
Series 2021-GR2 A9 5.000%, 2/25/52 (l)§	1,846,877	1,711,282
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 5.293%, 9/25/35 (l)	5,743	5,514
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A 4.872%, 5/19/35 (l)	3,859	3,705
Series 2006-1 2A1A 4.912%, 3/19/36 (l)	31,664	28,907
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR11 2A 4.588%, 12/25/34 (l)	16,609	15,623
Series 2006-AR14 1A1A 0.346%, 11/25/46 (l)(r)	1,803	—
JP Morgan Mortgage Trust,
Series 2021-12 A11 5.000%, 2/25/52 (l)§	715,269	662,790
Series 2024-9 A11 5.655%, 2/25/55 (l)§	1,550,427	1,556,741
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7 6.043%, 11/21/34 (l)	5,915	5,705
MASTR Alternative Loan Trust,
Series 2003-5 6A1 6.000%, 8/25/33	110,046	111,525
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1 5.126%, 11/15/31 (l)	2,147	2,078
Merrill Lynch Mortgage Investors Trust,
Series 2005-3 5A 4.934%, 11/25/35 (l)	7,463	7,113
MFA Trust,
Series 2020-NQM2 A1 1.381%, 4/25/65 (l)§	380,062	368,496
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1 4.866%, 12/15/30 (l)	697	676
New Residential Mortgage Loan Trust,
Series 2021-NQ2R A1 0.941%, 10/25/58 (l)§	665,562	633,635
OBX Trust,
Series 2024-NQM5 A1 5.988%, 1/25/64(e)§	958,134	964,369
RALI Trust,
Series 2005-QO1 A1 4.734%, 8/25/35 (l)	6,943	4,858
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1 4.774%, 6/25/35 (l)§	4,926	4,739
Sequoia Mortgage Trust,
Series 10 2A1 5.192%, 10/20/27 (l)	155	152
Series 2003-4 2A1 5.132%, 7/20/33 (l)	135,959	135,056
Series 2005-2 A2 5.224%, 3/20/35 (l)	79,742	74,210
Starwood Mortgage Residential Trust,
Series 2020-3 A1 1.486%, 4/25/65 (l)§	205,297	197,940
Series 2021-2 A1 0.943%, 5/25/65 (l)§	1,776,321	1,663,225
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2 6.525%, 2/25/34 (l)	5,388	5,246
Series 2004-19 2A1 5.799%, 1/25/35 (l)	6,394	5,748
Series 2005-17 3A1 4.728%, 8/25/35 (l)	17,347	15,098

See Notes to Financial Statements.

1176

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1 5.092%, 10/19/34 (l)	$5,621	$5,380
Series 2005-AR5 A1 4.932%, 7/19/35 (l)	16,109	15,391
Series 2005-AR5 A2 4.932%, 7/19/35 (l)	7,235	7,172
Series 2006-AR4 2A1 4.814%, 6/25/36 (l)	2,932	2,887
Series 2006-AR5 1A1 4.854%, 5/25/36 (l)	251,030	174,630
Towd Point Mortgage Trust,
Series 2018-3 A1 3.750%, 5/25/58 (l)§	618,833	606,420
Series 2019-HY2 A1 5.434%, 5/25/58 (l)§	317,099	324,458
Series 2019-HY3 A1A 5.434%, 10/25/59 (l)§	336,562	339,040
Series 2020-1 A1 2.710%, 1/25/60 (l)§	1,308,221	1,254,790
Series 2021-SJ2 A1A 2.250%, 12/25/61 (l)§	333,801	322,887
Verus Securitization Trust,
Series 2023-1 A1 5.850%, 12/25/67 (e)§	264,525	264,149
Series 2023-5 A1 6.476%, 6/25/68 (e)§	530,085	533,160
Series 2024-1 A1 5.712%, 1/25/69 (e)§	1,089,483	1,091,500
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A 5.599%, 11/25/42 (l)	738	706
Series 2002-AR2 A 4.182%, 2/27/34 (l)	362	349
Series 2003-AR1 A5 5.776%, 3/25/33 (l)	66,454	65,685
Series 2004-AR1 A 6.205%, 3/25/34 (l)	95,604	96,109
Series 2005-AR13 A1A1 5.014%, 10/25/45 (l)	15,702	15,759
Series 2005-AR15 A1A1 4.954%, 11/25/45 (l)	6,878	6,606
Series 2006-AR15 2A 5.899%, 11/25/46 (l)	8,631	7,631
Series 2006-AR3 A1A 5.399%, 2/25/46 (l)	10,731	9,790
Series 2006-AR7 3A 5.447%, 7/25/46 (l)	40,285	36,447

Total Collateralized Mortgage Obligations		152,234,131

Commercial Mortgage-Backed Securities (2.5%)
BCP Trust,
Series 2021-330N A 5.225%, 6/15/38 (l)§	4,500,000	4,024,188
Beast Mortgage Trust,
Series 2021-1818 A 5.476%, 3/15/36 (l)§	2,500,000	2,259,270
BWAY Mortgage Trust,
Series 2021-1450 A 5.676%, 9/15/36 (l)§	2,500,000	2,428,660
CFCRE Commercial Mortgage Trust,
Series 2017-C8 ASB 3.367%, 6/15/50	1,082,159	1,072,824
Citigroup Commercial Mortgage Trust,
Series 2016-C2 AAB 2.710%, 8/10/49	438,597	436,167
CSMC Trust,
Series 2017-CHOP A 5.194%, 7/15/32 (l)§	1,904,684	1,900,207
Extended Stay America Trust,
Series 2021-ESH A 5.506%, 7/15/38 (l)§	6,004,094	6,005,972
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A 5.809%, 12/15/31 (l)§	275,649	256,322
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33 ASB 3.401%, 5/15/50	1,203,536	1,194,061

Total Commercial Mortgage-Backed Securities		19,577,671

Corporate Bonds (37.1%)
Communication Services (0.6%)
Media (0.1%)
Cox Communications, Inc.
3.350%, 9/15/26§	1,300,000	1,279,467

Wireless Telecommunication Services (0.5%)
Rogers Communications, Inc.
3.625%, 12/15/25	3,763,000	3,743,010

Total Communication Services		5,022,477

Consumer Discretionary (4.9%)
Automobiles (4.6%)
BMW US Capital LLC
(United States SOFR Compounded Index + 0.78%), 5.175%, 3/19/27 (k)§	2,100,000	2,099,676
(United States SOFR Compounded Index + 0.92%), 5.284%, 3/21/28 (k)§	800,000	799,939
General Motors Co.
6.125%, 10/1/25	1,810,000	1,814,298
Harley-Davidson, Inc.
3.500%, 7/28/25	5,407,000	5,400,463
Hyundai Capital America
(SOFR + 1.15%), 5.580%, 8/4/25 (k)§	1,200,000	1,200,348
(SOFR + 1.32%), 5.750%, 11/3/25 (k)§	1,978,000	1,981,173
(SOFR + 1.50%), 5.944%, 1/8/27 (k)(m)	2,000,000	2,010,800
(SOFR + 1.04%), 5.443%, 6/24/27 (k)§	1,000,000	998,340
Mercedes-Benz Finance North America LLC
(SOFR + 0.67%), 5.002%, 1/9/26 (k)§	5,100,000	5,103,734
Nissan Motor Acceptance Co. LLC
2.000%, 3/9/26§	1,100,000	1,072,500
1.850%, 9/16/26§	4,000,000	3,815,000
1.850%, 9/16/26 (m)	1,000,000	953,750

See Notes to Financial Statements.

1177

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Volkswagen Group of America Finance LLC
(SOFR + 0.93%), 5.329%, 9/12/25 (k)§	$7,000,000	$7,008,827
1.250%, 11/24/25§	1,000,000	986,168
(SOFR + 1.06%), 5.475%, 8/14/26 (k)§	1,392,000	1,392,308

		36,637,324

Hotels, Restaurants & Leisure (0.3%)
Expedia Group, Inc.
5.000%, 2/15/26	2,401,000	2,402,828

Total Consumer Discretionary		39,040,152

Consumer Staples (0.7%)
Food Products (0.7%)
Conagra Brands, Inc.
4.600%, 11/1/25	5,500,000	5,494,557

Total Consumer Staples		5,494,557

Energy (1.1%)
Oil, Gas & Consumable Fuels (1.1%)
Enbridge Energy Partners LP
5.875%, 10/15/25	1,500,000	1,501,703
MPLX LP
1.750%, 3/1/26	3,000,000	2,945,978
ONEOK, Inc.
2.200%, 9/15/25	300,000	298,527
5.850%, 1/15/26	1,100,000	1,105,543
4.250%, 9/24/27	1,200,000	1,193,101
Williams Cos., Inc. (The)
5.400%, 3/2/26	1,500,000	1,509,207

Total Energy		8,554,059

Financials (17.5%)
Banks (8.1%)
ABN AMRO Bank NV
(United States SOFR Compounded Index + 1.78%), 6.176%, 9/18/27 (k)§	1,000,000	1,011,036
(United States SOFR Compounded Index + 1.00%), 5.414%, 12/3/28 (k)§	500,000	499,229
Bank of America Corp.
(SOFR + 1.01%), 1.197%, 10/24/26 (k)	3,915,000	3,874,142
(SOFR + 1.29%), 5.080%, 1/20/27 (k)(x)	645,000	646,920
(SOFR + 0.97%), 5.457%, 7/22/27 (k)	1,100,000	1,101,688
(SOFR + 1.35%), 5.807%, 9/15/27 (k)	2,100,000	2,109,758
Bank of Montreal
(United States SOFR Compounded Index + 0.88%), 5.290%, 9/10/27 (k)	1,400,000	1,404,061
Bank of Nova Scotia (The)
(United States SOFR Compounded Index + 0.55%), 4.960%, 3/2/26 (k)	300,000	300,369
Barclays plc
4.375%, 1/12/26	1,700,000	1,695,748
(SOFR + 1.49%), 5.889%, 3/12/28 (k)	1,400,000	1,411,067
BNP Paribas SA
(SOFR + 1.00%), 1.323%, 1/13/27 (k)§	1,000,000	982,721
BPCE SA
(SOFR + 1.52%), 1.652%, 10/6/26 (k)§	750,000	743,576
(SOFR + 2.10%), 5.975%, 1/18/27 (k)§	400,000	402,665
Canadian Imperial Bank of Commerce
(SOFR + 0.72%), 5.161%, 1/13/28 (k)(x)	400,000	398,748
Citibank NA
(SOFR + 0.81%), 5.205%, 9/29/25 (k)	3,090,000	3,092,616
Citigroup, Inc.
(SOFR + 0.77%), 1.122%, 1/28/27 (k)	1,000,000	980,372
Cooperatieve Rabobank UA
(United States SOFR Compounded Index + 0.62%), 4.997%, 8/28/26 (k)	7,000,000	7,014,209
Credit Agricole SA
(SOFR + 1.29%), 5.735%, 7/5/26 (k)§	400,000	402,826
(SOFR + 0.87%), 5.270%, 3/11/27 (k)§	905,000	907,335
HSBC Holdings plc
(CME Term SOFR 3 Month + 1.64%), 5.966%, 9/12/26 (k)	1,400,000	1,402,380
(SOFR + 1.57%), 5.884%, 8/14/27 (k)	900,000	907,796
(SOFR + 1.57%), 5.887%, 8/14/27 (k)	1,300,000	1,317,528
ING Groep NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.400%, 7/1/26 (k)§	1,000,000	1,000,000
Intesa Sanpaolo SpA
7.000%, 11/21/25§	3,000,000	3,021,055
JPMorgan Chase & Co.
(SOFR + 0.77%), 5.129%, 9/22/27 (k)	2,400,000	2,403,216
(SOFR + 1.20%), 5.626%, 1/23/28 (k)	5,000,000	5,022,649
Lloyds Banking Group plc
(United States SOFR Compounded Index + 1.06%), 5.367%, 11/26/28 (k)	1,600,000	1,603,575
Morgan Stanley Bank NA
(SOFR + 0.69%), 5.125%, 10/15/27 (k)	5,000,000	5,002,810
NatWest Markets plc
(SOFR + 0.76%), 5.160%, 9/29/26 (k)(m)	500,000	501,630
PNC Bank NA
(SOFR + 0.50%), 4.940%, 1/15/27 (k)	3,500,000	3,497,846
PNC Financial Services Group, Inc. (The)
1.150%, 8/13/26	2,000,000	1,933,649
Standard Chartered plc
4.050%, 4/12/26 (m)	1,500,000	1,493,250

See Notes to Financial Statements.

1178

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Sumitomo Mitsui Financial Group, Inc.
(SOFR + 1.43%), 5.760%, 1/13/26(k)	$3,805,000	$3,827,308
Wells Fargo & Co.
(SOFR + 0.78%), 5.205%, 1/24/28(k)	2,000,000	1,999,960

		63,913,738

Capital Markets (1.9%)
Deutsche Bank AG
4.100%, 1/13/26	500,000	499,188
(SOFR + 3.19%), 6.119%, 7/14/26 (k)	500,000	500,290
Goldman Sachs Group, Inc. (The)
(SOFR + 0.79%), 1.093%, 12/9/26 (k)	4,000,000	3,936,546
(SOFR + 0.79%), 5.201%, 12/9/26 (k)	1,800,000	1,801,233
(SOFR + 0.80%), 1.431%, 3/9/27 (k)	1,000,000	978,547
(CME Term SOFR 3 Month + 2.01%), 6.294%, 10/28/27 (k)	1,000,000	1,015,971
Morgan Stanley
(SOFR + 1.67%), 4.679%, 7/17/26 (k)	2,200,000	2,199,867
(SOFR + 1.30%), 5.050%, 1/28/27 (k)(x)	1,600,000	1,604,870
Nomura Holdings, Inc.
5.709%, 1/9/26	1,700,000	1,707,806
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.364%, 1/30/27 (k)§	1,000,000	981,357

		15,225,675

Consumer Finance (1.4%)
American Honda Finance Corp.
(United States SOFR Compounded Index + 0.79%), 5.227%, 10/3/25 (k)	1,400,000	1,401,651
Avolon Holdings Funding Ltd.
5.500%, 1/15/26§	1,500,000	1,502,085
2.125%, 2/21/26§	601,000	589,040
Ford Motor Credit Co. LLC
4.134%, 8/4/25	1,500,000	1,491,330
4.389%, 1/8/26	725,000	719,860
6.950%, 3/6/26	300,000	301,527
(SOFR + 2.95%), 7.353%, 3/6/26 (k)	500,000	503,440
Toyota Motor Credit Corp.
(SOFR + 0.77%), 5.188%, 8/7/26 (k)	4,765,000	4,783,205

		11,292,138

Financial Services (0.1%)
Synchrony Bank
5.400%, 8/22/25	800,000	799,602

Insurance (6.0%)
Athene Global Funding
(United States SOFR Compounded Index + 0.75%), 5.180%, 7/16/26 (k)§	2,800,000	2,805,562
(United States SOFR Compounded Index + 0.83%), 5.275%, 1/7/27 (k)§	2,000,000	2,003,338
(United States SOFR Compounded Index + 1.21%), 5.603%, 3/25/27 (k)§	6,000,000	6,031,894
F&G Global Funding
1.750%, 6/30/26§	120,000	116,641
GA Global Funding Trust
1.625%, 1/15/26§	2,900,000	2,857,599
2.250%, 1/6/27§	3,000,000	2,897,638
Jackson National Life Global Funding
4.900%, 1/13/27§	1,500,000	1,509,454
New York Life Global Funding
(SOFR + 0.55%), 4.946%, 6/11/27 (k)§	11,000,000	11,024,038
Pacific Life Global Funding II
(SOFR + 0.62%), 5.024%, 6/4/26 (k)§	13,000,000	13,033,105
(SOFR + 0.48%), 4.910%, 2/4/27 (k)(x)§	5,000,000	4,984,060

		47,263,329

Total Financials		138,494,482

Health Care (1.5%)
Health Care Providers & Services (0.4%)
HCA, Inc.
5.875%, 2/15/26	2,000,000	2,002,278
(SOFR + 0.87%), 5.285%, 3/1/28(k)	800,000	804,240

		2,806,518

Life Sciences Tools & Services (0.6%)
Illumina, Inc.
5.800%, 12/12/25	5,000,000	5,021,116

Pharmaceuticals (0.5%)
Bayer US Finance II LLC
4.250%, 12/15/25§	4,173,000	4,161,662

Total Health Care		11,989,296

Industrials (2.0%)
Aerospace & Defense (0.5%)
Boeing Co. (The)
2.600%, 10/30/25 (x)	2,000,000	1,987,191
2.196%, 2/4/26	1,000,000	984,460
2.250%, 6/15/26	400,000	390,827
General Electric Co.
(CME Term SOFR 3 Month + 0.64%), 4.902%, 5/5/26 (k)	516,000	516,659

		3,879,137

Ground Transportation (0.8%)
Penske Truck Leasing Co. LP
1.200%, 11/15/25§	6,110,000	6,030,602

Trading Companies & Distributors (0.7%)
Aircastle Ltd.
5.250%, 8/11/25§	100,000	100,008
4.250%, 6/15/26	3,000,000	2,986,072
Aviation Capital Group LLC
4.125%, 8/1/25§	1,400,000	1,399,357
1.950%, 1/30/26§	400,000	393,813

See Notes to Financial Statements.

1179

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
1.950%, 9/20/26§	$1,000,000	$967,414

		5,846,664

Total Industrials		15,756,403

Information Technology (1.4%)
Electronic Equipment, Instruments & Components (0.7%)
Flex Ltd.
3.750%, 2/1/26	5,600,000	5,562,648

Semiconductors & Semiconductor Equipment (0.7%)
Broadcom, Inc.
3.150%, 11/15/25	1,970,000	1,959,624
Microchip Technology, Inc.
4.250%, 9/1/25	1,800,000	1,798,589
NXP BV
5.350%, 3/1/26	600,000	602,412
3.875%, 6/18/26	1,200,000	1,192,908

		5,553,533

Total Information Technology		11,116,181

Materials (1.3%)
Containers & Packaging (1.0%)
Berry Global, Inc.
1.570%, 1/15/26	2,600,000	2,550,184
4.875%, 7/15/26§	5,109,000	5,098,629

		7,648,813

Metals & Mining (0.3%)
Glencore Funding LLC
(United States SOFR Compounded Index + 0.75%), 5.198%, 10/1/26 (k)(x)§	2,400,000	2,400,437

Total Materials		10,049,250

Real Estate (1.2%)
Specialized REITs (1.2%)
American Tower Corp. (REIT)
1.300%, 9/15/25	700,000	695,113
4.400%, 2/15/26	1,000,000	998,429
1.600%, 4/15/26	3,300,000	3,225,097
Weyerhaeuser Co. (REIT)
4.750%, 5/15/26	3,090,000	3,099,294
7.350%, 7/1/26	1,232,000	1,262,090

Total Real Estate		9,280,023

Utilities (4.9%)
Electric Utilities (4.6%)
American Electric Power Co., Inc.
5.699%, 8/15/25	2,346,000	2,347,885
Series N 1.000%, 11/1/25	1,900,000	1,876,661
Entergy Corp.
0.900%, 9/15/25	1,800,000	1,787,753
Eversource Energy
4.750%, 5/15/26	555,000	557,283
FirstEnergy Pennsylvania Electric Co.
5.150%, 3/30/26§	3,200,000	3,206,505
Jersey Central Power & Light Co.
4.300%, 1/15/26§	1,115,000	1,112,730
NextEra Energy Capital Holdings, Inc.
(United States SOFR Compounded Index + 0.76%), 5.193%, 1/29/26 (k)	5,000,000	5,011,020
Pacific Gas and Electric Co.
3.450%, 7/1/25	1,100,000	1,099,952
(United States SOFR Compounded Index + 0.95%), 5.354%, 9/4/25 (k)	5,000,000	4,996,977
3.150%, 1/1/26	4,000,000	3,964,308
Southern California Edison Co.
4.900%, 6/1/26	1,300,000	1,300,909
4.400%, 9/6/26	1,200,000	1,197,353
Series 20C 1.200%, 2/1/26	2,600,000	2,550,842
Series D 4.700%, 6/1/27	2,800,000	2,808,815
Virginia Electric and Power Co.
Series A 3.150%, 1/15/26	2,696,000	2,677,945

		36,496,938

Multi-Utilities (0.3%)
Black Hills Corp.
3.950%, 1/15/26	2,500,000	2,486,965

Total Utilities		38,983,903

Total Corporate Bonds		293,780,783

Foreign Government Security (0.9%)
Kommunalbanken A/S
(United States SOFR Compounded Index + 0.40%), 4.704%, 3/3/28 (k)§	7,350,000	7,351,727

Total Foreign Government Security		7,351,727

Mortgage-Backed Securities (0.3%)
FHLMC
6.430%, 1/1/34 (l)	1,340	1,364
6.676%, 11/1/35 (l)	3,822	3,949
6.567%, 7/1/36 (l)	84,020	85,893
7.195%, 9/1/36 (l)	27,760	28,343
6.901%, 10/1/36 (l)	29,119	29,857
FNMA
7.037%, 11/1/34 (l)	33,960	34,737
6.375%, 1/1/35 (l)	1,200	1,227
6.331%, 7/1/35 (l)	1,649	1,675
6.478%, 12/1/35 (l)	12,543	12,936
6.827%, 3/1/36 (l)	14,578	15,136
5.697%, 3/1/44 (l)	42,274	42,084
5.697%, 7/1/44 (l)	355	353
5.697%, 10/1/44 (l)	2,914	2,901
FNMA UMBS
3.000%, 12/1/26	2,318,986	2,292,042

Total Mortgage-Backed Securities		2,552,497

Municipal Bond (0.2%)
University of Tulane, Series 2007C, NATL-RE (CME Term SOFR 3 Month + 0.30%), 4.888%, 2/15/36 (k)	1,880,000	1,744,268

Total Municipal Bond		1,744,268

U.S. Government Agency Securities (6.5%)
FHLB
1.000%, 3/23/26	17,550,000	17,143,819
1.020%, 2/24/27	30,000,000	28,615,851

See Notes to Financial Statements.

1180

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA
(SOFR + 0.26%), 4.650%, 11/5/27 (k)	$6,000,000	$6,019,072

Total U.S. Government Agency Securities		51,778,742

U.S. Treasury Obligation (0.4%)
U.S. Treasury Inflation Linked Notes
2.125%, 4/15/29 TIPS	3,121,791	3,205,279

Total U.S. Treasury Obligation		3,205,279

Total Long-Term Debt Securities (90.1%) (Cost $724,031,630)		714,852,618

SHORT-TERM INVESTMENTS:
Commercial Paper (7.1%)
Air Lease Corp.
4.79%, 7/17/25 (n)(p)§	2,300,000	2,294,808
4.80%, 7/18/25 (n)(p)	5,600,000	5,586,594
Broadcom, Inc.
4.60%, 7/10/25 (n)(p)§	3,800,000	3,795,146
CBRE Services, Inc.
4.76%, 7/10/25 (n)(p)§	6,800,000	6,791,028
Crown Castle International Corp.
5.03%, 7/24/25 (n)(p)§	7,900,000	7,873,610
Crown Castle, Inc.
5.02%, 7/22/25 (n)(p)§	2,000,000	1,993,880
CVS Health Corp.
4.93%, 7/14/25 (n)(p)	6,400,000	6,387,761
4.94%, 7/15/25 (n)(p)	1,500,000	1,496,920
HCA, Inc.
4.95%, 8/14/25 (n)(p)	1,100,000	1,093,235
4.95%, 8/15/25 (n)(p)§	1,000,000	993,715
4.95%, 8/22/25 (n)(p)§	7,000,000	6,949,388
Jones Lang LaSalle Finance BV
4.60%, 7/9/25 (n)(p)§	1,300,000	1,298,506
NextEra Energy Capital Holdings, Inc.
4.62%, 7/28/25 (n)(p)	400,000	398,567
4.62%, 7/29/25 (n)(p)	400,000	398,517
4.64%, 8/25/25 (n)(p)	3,600,000	3,574,206
4.64%, 8/28/25 (n)(p)	600,000	595,467
Northrop Grumman Corp.
4.63%, 7/24/25 (n)(p)	4,700,000	4,685,529

Total Commercial Paper		56,206,877

	Number of Shares	Value (Note 1)
Investment Companies (0.4%)
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 day yield) (xx)	100,000	100,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	3,088,488	3,088,488

Total Investment Companies		3,188,488

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (2.0%)
U.S. Treasury Bills
4.19%, 9/25/25 (p)	3,800,000	3,761,896
4.21%, 10/14/25 (p)	1,600,000	1,580,412
4.22%, 10/21/25 (p)	10,700,000	10,560,194

Total U.S. Treasury Obligations		15,902,502

Total Short-Term Investments (9.5%) (Cost $75,303,431)		75,297,867

Total Investments in Securities (99.6%) (Cost $799,335,061)		790,150,485
Other Assets Less Liabilities (0.4%)		3,096,026

Net Assets (100%)		$793,246,511

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, the market value of these securities amounted to $307,244,120 or 38.7% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2025. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2025.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2025.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the market value or fair value, as applicable, of these securities amounted to $4,959,430 or 0.6% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $3,116,008. This was collateralized by cash of $3,188,488 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

1181

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Glossary:
ARM	—	Adjustable Rate Mortgage
CME	—	Chicago Mercantile Exchange
CLO	—	Collateralized Loan Obligation
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
NATL-RE	—	Insured by National Public Finance Guarantee Corp.
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TIPS	—	Treasury Inflation Protected Security
UMBS	—	Uniform Mortgage-Backed Securities
USD	—	United States Dollar

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	536	9/2025	USD	58,424,000	626,154
3 Month SOFR	1,577	6/2026	USD	380,845,500	697,492

					1,323,646

Short Contracts
U.S. Treasury 2 Year Note	(1,845)	9/2025	USD	(383,803,243)	(1,227,316)
U.S. Treasury 10 Year Note	(2)	9/2025	USD	(224,250)	(5,190)
U.S. Treasury 10 Year Ultra Note	(76)	9/2025	USD	(8,684,188)	(220,978)
U.S. Treasury Ultra Bond	(148)	9/2025	USD	(17,630,500)	(452,825)

					(1,906,309)

					(582,663)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$182,627,520	$—		$182,627,520
Collateralized Mortgage Obligations	—	152,234,131	—	(a)	152,234,131
Commercial Mortgage-Backed Securities	—	19,577,671	—		19,577,671
Corporate Bonds
Communication Services	—	5,022,477	—		5,022,477
Consumer Discretionary	—	39,040,152	—		39,040,152
Consumer Staples	—	5,494,557	—		5,494,557
Energy	—	8,554,059	—		8,554,059
Financials	—	138,494,482	—		138,494,482
Health Care	—	11,989,296	—		11,989,296
Industrials	—	15,756,403	—		15,756,403
Information Technology	—	11,116,181	—		11,116,181
Materials	—	10,049,250	—		10,049,250
Real Estate	—	9,280,023	—		9,280,023
Utilities	—	38,983,903	—		38,983,903

See Notes to Financial Statements.

1182

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Foreign Government Security	$—	$7,351,727	$—	$7,351,727
Futures	1,323,646	—	—	1,323,646
Mortgage-Backed Securities	—	2,552,497	—	2,552,497
Municipal Bond	—	1,744,268	—	1,744,268
Short-Term Investments			—
Commercial Paper	—	56,206,877	—	56,206,877
Investment Companies	3,188,488	—	—	3,188,488
U.S. Treasury Obligations	—	15,902,502	—	15,902,502
U.S. Government Agency Securities	—	51,778,742	—	51,778,742
U.S. Treasury Obligation	—	3,205,279	—	3,205,279

Total Assets	$4,512,134	$786,961,997	—	$791,474,131

Liabilities:
Futures	$(1,906,309)	$—	$—	$(1,906,309)

Total Liabilities	$(1,906,309)	$—	$—	$(1,906,309)

Total	$2,605,825	$786,961,997	$—	$789,567,822

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due from broker for futures variation margin, Net assets - Unrealized appreciation	$1,323,646	*

Total		$1,323,646

	Liability Derivatives
Interest rate contracts	Due to broker for futures variation margin, Net assets - Unrealized depreciation	$(1,906,309	)*

Total		$(1,906,309)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$717,997	$717,997

Total	$717,997	$717,997

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$(1,068,867)	$(1,068,867)

Total	$(1,068,867)	$(1,068,867)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

1183

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$120,978,000
Average notional value of contracts — short	217,549,000

Sale-Buyback Transactions:

The average amount of borrowings while outstanding for 44 days during the six months ended June 30, 2025, was approximately $10,890,000 at a weighted average interest rate of 4.52%.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$234,564,411
Long-term U.S. government debt securities	22,820,974

$257,385,385

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$230,963,859
Long-term U.S. government debt securities	30,454,362

$261,418,221

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,079,351
Aggregate gross unrealized depreciation	(19,307,018)

Net unrealized depreciation	$(16,227,667)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$805,795,489

See Notes to Financial Statements.

1184

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $799,335,061)	$790,150,485
Cash	4,991,276
Cash held as collateral at broker for futures	2,271,000
Dividends, interest and other receivables	3,911,651
Due from broker for futures variation margin	170,795
Receivable for securities sold	167,122
Receivable for Portfolio shares sold	128,756
Securities lending income receivable	553
Other assets	8,804

Total assets	801,800,442

LIABILITIES
Payable for securities purchased	4,170,189
Payable for return of collateral on securities loaned	3,188,488
Payable for Portfolio shares repurchased	457,854
Investment management fees payable	268,077
Administrative fees payable	58,284
Distribution fees payable - Class IB	43,591
Accrued expenses	367,448

Total liabilities	8,553,931

Commitments and contingent liabilities^
NET ASSETS	$793,246,511

Net assets were comprised of:
Paid in capital	$795,031,935
Total distributable earnings (loss)	(1,785,424)

Net assets	$793,246,511

Class IB
Net asset value, offering and redemption price per share, $212,073,201 / 21,073,873 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.06

Class K
Net asset value, offering and redemption price per share, $581,173,310 / 57,769,223 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.06

(x)	Includes value of securities on loan of $3,116,008.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest	$19,598,601
Securities lending (net)	4,281

Total income	19,602,882

EXPENSES
Investment management fees	1,995,500
Administrative fees	363,339
Distribution fees - Class IB	261,245
Professional fees	54,116
Interest expense	51,539
Custodian fees	33,120
Printing and mailing expenses	32,855
Trustees’ fees	13,277
Miscellaneous	23,748

Gross expenses	2,828,739
Less: Waiver from investment manager	(352,802)

Net expenses	2,475,937

NET INVESTMENT INCOME (LOSS)	17,126,945

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	592,141
Futures contracts	717,997
Foreign currency transactions	1

Net realized gain (loss)	1,310,139

Change in unrealized appreciation (depreciation) on:
Investments in securities	690,132
Futures contracts	(1,068,867)

Net change in unrealized appreciation (depreciation)	(378,735)

NET REALIZED AND UNREALIZED GAIN (LOSS)	931,404

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,058,349

See Notes to Financial Statements.

1185

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$17,126,945	$38,242,592
Net realized gain (loss)	1,310,139	1,039,846
Net change in unrealized appreciation (depreciation)	(378,735)	8,559,068

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,058,349	47,841,506

Distributions to shareholders:
Class IB	—	(9,181,589)
Class K	—	(29,370,535)

Total distributions to shareholders	—	(38,552,124)

Tax return of capital:
Class IB	—	(19,046)
Class K	—	(60,924)

Total tax return of capital	—	(79,970)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 635,005 shares, respectively ]	—	6,238,369
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (4,131,893) shares, respectively ]	—	(41,367,095)
Capital shares repurchased [ 0 and (465,926) shares, respectively ]	—	(4,593,171)

Total Class IA transactions	—	(39,721,897)

Class IB
Capital shares sold [ 3,199,853 and 4,242,195 shares, respectively ]	31,788,190	42,685,982
Capital shares issued in connection with share class combination (Note 1) [ 0 and 4,124,483 shares, respectively ]	—	41,367,095
Capital shares issued in reinvestment of dividends [ 0 and 936,556 shares, respectively ]	—	9,200,635
Capital shares repurchased [ (2,918,456) and (3,971,391) shares, respectively ]	(29,033,890)	(39,842,703)

Total Class IB transactions	2,754,300	53,411,009

Class K
Capital shares sold [ 2,358,955 and 5,210,334 shares, respectively ]	23,588,449	52,175,104
Capital shares issued in reinvestment of dividends [ 0 and 3,000,927 shares, respectively ]	—	29,431,459
Capital shares repurchased [ (7,562,789) and (8,127,401) shares, respectively ]	(75,205,272)	(81,546,935)

Total Class K transactions	(51,616,823)	59,628

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(48,862,523)	13,748,740

TOTAL INCREASE (DECREASE) IN NET ASSETS	(30,804,174)	22,958,152
NET ASSETS:
Beginning of period	824,050,685	801,092,533

End of period	$793,246,511	$824,050,685

See Notes to Financial Statements.

1186

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FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.85		$9.74	$9.61	$9.81	$9.90	$9.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.20		0.45	0.37	0.12	0.01	0.07
Net realized and unrealized gain (loss)	0.01		0.12	0.16	(0.18)	(0.06)	0.05

Total from investment operations	0.21		0.57	0.53	(0.06)	(0.05)	0.12

Less distributions:
Dividends from net investment income	—		(0.46)	(0.40)	(0.13)	(0.03)	(0.08)
Distributions from net realized gains	—		—	—	(0.01)	—	—
Return of capital	—		— #	—	—	(0.01)	—

Total dividends and distributions	—		(0.46)	(0.40)	(0.14)	(0.04)	(0.08)

Net asset value, end of period	$10.06		$9.85	$9.74	$9.61	$9.81	$9.90

Total return (b)	2.13%		5.89%	5.56%	(0.57)%	(0.49)%	1.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$212,073		$204,787	$150,658	$137,509	$132,699	$128,793
Ratio of expenses to average net assets:
After waivers (a)(f)(g)	0.80%		0.81%	0.88%	0.80%	0.80%	0.80%
Before waivers (a)(f)(g)	0.89%		0.90%	0.97%	0.88%	0.86%	0.87%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.09%		4.48%	3.78%	1.27%	0.12%	0.73%
Before waivers (a)(f)	4.00%		4.39%	3.69%	1.20%	0.07%	0.66%
Portfolio turnover rate^	41	%(z)	77%	63%	24%	116%	157%

Class K	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.83		$9.73	$9.59	$9.80	$9.88	$9.85

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21		0.47	0.40	0.14	0.04	0.10
Net realized and unrealized gain (loss)	0.02		0.12	0.17	(0.18)	(0.06)	0.03

Total from investment operations	0.23		0.59	0.57	(0.04)	(0.02)	0.13

Less distributions:
Dividends from net investment income	—		(0.49)	(0.43)	(0.16)	(0.05)	(0.10)
Distributions from net realized gains	—		—	—	(0.01)	—	—
Return of capital	—		— #	—	—	(0.01)	—

Total dividends and distributions	—		(0.49)	(0.43)	(0.17)	(0.06)	(0.10)

Net asset value, end of period	$10.06		$9.83	$9.73	$9.59	$9.80	$9.88

Total return (b)	2.34%		6.05%	5.94%	(0.43)%	(0.16)%	1.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$581,173		$619,264	$611,887	$627,542	$782,046	$1,198,146
Ratio of expenses to average net assets:
After waivers (a)(f)(g)	0.55%		0.56%	0.63%	0.55%	0.55%	0.55%
Before waivers (a)(f)(g)	0.64%		0.65%	0.72%	0.63%	0.61%	0.62%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	4.34%		4.74%	4.02%	1.45%	0.37%	0.98%
Before waivers (a)(f)	4.25%		4.65%	3.93%	1.38%	0.31%	0.91%
Portfolio turnover rate^	41	%(z)	77%	63%	24%	116%	157%

See Notes to Financial Statements.

1187

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)

For the six months ended June 30, 2025, includes Interest Expense of 0.01% for each class. Includes Interest Expense of 0.02%, 0.09%, and 0.01% for the years ended December 31, 2024, 2023, and 2022 respectively.

(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1188

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (2.4%)
AB Issuer LLC,
Series 2021-1 A2 3.734%, 7/30/51§		$326,605	$304,585
ACM Auto Trust,
Series 2024-2A A 6.060%, 2/20/29§		122,335	122,673
ACREC Ltd.,
Series 2021-FL1 A 5.579%, 10/16/36 (l)§		320,680	319,973
Affirm Asset Securitization Trust,
Series 2021-Z2 A 1.170%, 11/16/26§		322	321
Series 2024-X1 A 6.270%, 5/15/29§		10,464	10,469
Series 2025-X1 A 5.080%, 4/15/30§		149,585	149,615
Air Canada Pass-Through Trust,
Series 2017-1 AA 3.300%, 1/15/30§		400,320	371,419
American Airlines Pass-Through Trust,
Series 2019-1 AA 3.150%, 2/15/32		510,098	465,832
Series 2021-1 A 2.875%, 7/11/34		692,754	608,106
American Credit Acceptance Receivables Trust,
Series 2025-2 B 4.850%, 5/14/29§		259,000	259,359
Anchorage Capital CLO 6 Ltd.,
Series 2015-6A AR3 5.712%, 4/22/34 (l)§		600,000	600,926
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1 A 5.754%, 1/15/37 (l)§		458,584	458,584
Atlas Senior Loan Fund XV Ltd.,
Series 2019-15A A1R 5.499%, 10/23/32 (l)§		481,920	481,902
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-3A A 5.440%, 2/22/28§		185,000	187,316
Bain Capital Credit CLO Ltd.,
Series 2019-3A ARR 5.299%, 10/21/34 (l)§		500,000	500,822
BlueMountain Fuji Eur CLO V DAC,
Series 5A A 3.189%, 1/15/33 (l)§	EUR	599,505	704,081
Brex Commercial Charge Card Master Trust,
Series 2024-1 A1 6.050%, 7/15/27§		$165,000	165,875
BRSP Ltd.,
Series 2021-FL1 A 5.582%, 8/19/38 (l)§		303,797	302,462
Cajun Global LLC,
Series 2021-1 A2 3.931%, 11/20/51§		63,773	62,419
Canyon Capital CLO Ltd.,
Series 2019-2A AR2 5.266%, 10/15/34 (l)§		600,000	600,120
Capital Four US CLO II Ltd.,
Series 2022-1A AR 6.169%, 1/20/37 (l)§		500,000	502,077
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-3A ARRR 5.359%, 7/20/34 (l)§		500,000	500,100
CarVal CLO III Ltd.,
Series 2019-2A AR2 5.259%, 7/20/32 (l)§		591,834	592,122
Carvana Auto Receivables Trust,
Series 2021-N3 C 1.020%, 6/12/28		15,755	15,065
Series 2021-P4 D 2.610%, 9/11/28		169,000	159,656
Series 2024-P3 A2 4.610%, 11/10/27		115,378	115,356
Catamaran CLO Ltd.,
Series 2014-1A A1AR 5.634%, 4/22/30 (l)§		118,022	118,073
College Ave Student Loans LLC,
Series 2021-C A2 2.320%, 7/26/55§		131,552	117,464
CVC Cordatus Loan Fund VII DAC,
Series 7A ARR 2.605%, 9/15/31 (l)§	EUR	403,081	473,855
CVC Cordatus Loan Fund XI DAC,
Series 11A AR 2.929%, 10/15/31 (l)§		446,889	525,755
CVS Pass-Through Trust, 5.789%, 1/10/26§		$22,652	22,637
Dext ABS LLC,
Series 2023-1 A2 5.990%, 3/15/32§		105,193	105,678
Diamond Issuer LLC,
Series 2021-1A A 2.305%, 11/20/51§		325,933	307,359
Dryden 54 Senior Loan Fund,
Series 2017-54A AR 5.419%, 10/19/29 (l)§		187,511	187,546
Elevation CLO Ltd.,
Series 2022-16A A1AR 5.412%, 7/25/34 (l)§		600,000	597,457
Equify ABS LLC,
Series 2024-1A A 5.430%, 4/18/33§		107,719	107,765
First Investors Auto Owner Trust,
Series 2021-2A C 1.470%, 11/15/27§		248,975	245,394
Ford Credit Auto Lease Trust,
Series 2024-A A4 5.050%, 6/15/27		500,000	503,197
Ford Credit Auto Owner Trust,
Series 2021-1 D 2.310%, 10/17/33§		245,000	238,989
GCI Funding I LLC,
Series 2021-1 A 2.380%, 6/18/46§		108,297	99,450
GLS Auto Receivables Issuer Trust,
Series 2024-3A A2 5.350%, 8/16/27§		98,526	98,620
Go Mortgage LLC,
1.433%, 8/15/26 (l)		84,947	83,875
2.435%, 8/15/26 (l)		176,000	174,332
2.638%, 8/15/26 (l)		12,000	11,780

See Notes to Financial Statements.

1189

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
GreenSky Home Improvement Issuer Trust,
Series 2025-1A A3 5.320%, 3/25/60§		$400,000	$407,961
Greywolf CLO III Ltd.,
Series 2020-3RA A1R2 5.502%, 4/22/33 (l)§		600,000	601,020
Harvest CLO XX DAC,
Series 20A AR 2.916%, 10/20/31 (l)§	EUR	501,482	589,265
Harvest CLO XXII DAC,
Series 22A AR 3.129%, 1/15/32 (l)§		657,701	773,965
HFX Funding Issuer LLC,
3.622%, 3/15/35 (l)		$2,777	2,763
Hyundai Auto Lease Securitization Trust,
Series 2024-A A3 5.020%, 3/15/27§		500,000	501,389
JetBlue Pass-Through Trust,
Series 2020-1 A 4.000%, 11/15/32		634,980	590,373
Lendbuzz Securitization Trust,
Series 2023-1A A2 6.920%, 8/15/28§		149,945	152,033
Series 2023-2A A2 7.090%, 10/16/28§		66,626	67,720
Lendmark Funding Trust,
Series 2021-1A A 1.900%, 11/20/31§		800,000	768,640
Madison Park Funding XLVI Ltd.,
Series 2020-46A ARR 5.256%, 10/15/34 (l)§		600,000	600,120
Mariner Finance Issuance Trust,
Series 2021-AA A 1.860%, 3/20/36§		800,000	775,042
MMAF Equipment Finance LLC,
Series 2024-A A2 5.200%, 9/13/27§		275,031	275,702
MVW LLC,
Series 2021-2A B 1.830%, 5/20/39§		52,121	49,086
Navesink CLO 2 Ltd.,
Series 2024-2A A1 5.526%, 4/15/36 (l)§		500,000	499,038
Neighborly Issuer,
Series 2022-1A A2 3.695%, 1/30/52§		229,298	216,056
Series 2023-1A A2 7.308%, 1/30/53§		244,375	246,833
Nelnet Student Loan Trust,
Series 2021-BA B 2.680%, 4/20/62§		100,000	88,040
Series 2021-CA B 2.530%, 4/20/62§		147,147	128,150
Series 2021-DA B 2.900%, 4/20/62§		132,000	116,292
Series 2023-AA AFL 6.502%, 2/20/41 (l)§		274,796	281,888
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A AR 5.211%, 7/16/35 (l)§		469,642	468,233
NMEF Funding LLC,
Series 2024-A A2 5.150%, 12/15/31§		153,912	154,066
OCP CLO Ltd.,
Series 2024-34A A1 5.616%, 10/15/37 (l)§		250,000	250,433
Oportun Funding Trust,
Series 2024-3 A 5.260%, 8/15/29§		75,658	75,681
Series 2025-1 A 4.960%, 8/16/32§		77,930	77,780
Oportun Issuance Trust,
Series 2024-2 A 5.860%, 2/9/32§		44,726	44,768
Pagaya AI Debt Grantor Trust,
Series 2024-5 A 6.278%, 10/15/31§		57,086	57,427
Series 2024-9 B 5.306%, 3/15/32§		231,733	232,030
Pagaya AI Debt Trust,
Series 2024-2 A 6.319%, 8/15/31§		49,655	50,126
Series 2024-3 A 6.258%, 10/15/31§		178,998	180,060
Palmer Square CLO Ltd.,
Series 2021-3A D 7.468%, 1/15/35 (l)§		330,000	330,855
Prestige Auto Receivables Trust,
Series 2025-1A A2 4.870%, 12/15/27§		218,000	218,090
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A 5.634%, 11/25/36 (l)§		192,086	192,020
Series 2023-FL11 A 6.693%, 10/25/39 (l)§		197,842	197,780
Research-Driven Pagaya Motor Asset Trust VII,
Series 2022-3A A 5.380%, 11/25/30§		23,190	23,197
Research-Driven Pagaya Motor Trust,
Series 2024-1A A 7.090%, 6/25/32§		68,383	68,960
Santander Drive Auto Receivables Trust,
Series 2024-4 A2 5.410%, 7/15/27		66,439	66,488
SFS Auto Receivables Securitization Trust,
Series 2024-1A A2 5.350%, 6/21/27§		37,129	37,131
STWD Ltd.,
Series 2022-FL3 A 5.654%, 11/15/38 (l)§		600,903	599,777
Sunrun Demeter Issuer LLC,
Series 2021-2A A 2.270%, 1/30/57§		654,024	579,568
Tesla Auto Lease Trust,
Series 2024-A A3 5.300%, 6/21/27§		98,000	98,214
Tricolor Auto Securitization Trust,
Series 2024-2A A 6.360%, 12/15/27§		34,111	34,198
United Airlines Pass-Through Trust,
Series 2020-1 A 5.875%, 10/15/27		357,746	364,168
Series 2023-1 A 5.800%, 1/15/36		286,594	290,735

See Notes to Financial Statements.

1190

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
United States Small Business Administration,
Series 2008-20G 1 5.870%, 7/1/28		$35,967	$36,649
Venture 32 CLO Ltd.,
Series 2018-32A A1 5.631%, 7/18/31 (l)§		345,430	345,572
Voya CLO Ltd.,
Series 2019-2A AR 5.469%, 7/20/32 (l)§		451,693	451,472
Wind River CLO Ltd.,
Series 2014-1A ARR 5.581%, 7/18/31 (l)§		18,174	18,176

Total Asset-Backed Securities			25,855,491

Collateralized Mortgage Obligations (2.0%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1 5.460%, 9/25/35 (l)		26,603	23,396
Alternative Loan Trust,
Series 2005-80CB 1A1 6.000%, 2/25/36		251,987	220,717
Series 2005-J12 2A1 4.974%, 8/25/35 (l)		357,121	181,055
Series 2006-OA22 A1 4.754%, 2/25/47 (l)		62,096	60,639
Series 2006-OA6 1A2 4.854%, 7/25/46 (l)		24,135	21,776
Series 2007-14T2 A1 6.000%, 7/25/37		370,714	189,337
Series 2007-OH1 A1D 4.644%, 4/25/47 (l)		36,260	31,666
AREIT Trust,
Series 2022-CRE6 A 5.551%, 1/20/37 (l)§		285,035	284,501
Banc of America Funding Trust,
Series 2004-A 1A3 7.621%, 9/20/34 (l)		3,731	3,264
Series 2006-H 4A2 4.846%, 9/20/46 (l)		65,282	58,750
Series 2006-J 4A1 5.078%, 1/20/47 (l)		3,770	3,277
Bear Stearns ALT-A Trust,
Series 2005-7 22A1 4.905%, 9/25/35 (l)		85,136	48,690
Series 2006-4 21A1 4.810%, 8/25/36 (l)		36,525	23,373
Bear Stearns ARM Trust,
Series 2003-9 2A1 5.785%, 2/25/34 (l)		12,093	11,319
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5 1A1 4.594%, 12/25/46 (l)		265,100	236,912
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1 5.062%, 1/26/36 (l)		25,922	18,201
Bellemeade Re Ltd.,
Series 2022-1 M1B 6.455%, 1/26/32 (l)§		62,282	62,492
Chase Home Lending Mortgage Trust,
Series 2023-RPL2 A1 3.250%, 3/25/63 (l)§		441,761	397,115
Series 2024-7 A11 5.605%, 6/25/55 (l)§		431,721	432,602
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3 6.534%, 4/25/47 (l)§		32,748	33,195
CHL Mortgage Pass-Through Trust,
Series 2005-11 3A1 3.655%, 4/25/35 (l)		44,650	35,111
Series 2005-2 1A1 5.074%, 3/25/35 (l)		20,727	19,252
CIM Trust,
Series 2023-I2 A1 6.639%, 12/25/67 (e)§		348,689	351,012
Citigroup Mortgage Loan Trust,
Series 2005-3 2A2A 5.988%, 8/25/35 (l)		2,731	2,590
Series 2009-7 5A2 5.500%, 12/25/35§		267,208	129,864
Series 2024-1 A11 5.655%, 7/25/54 (l)§		361,202	362,602
Connecticut Avenue Securities,
Series 2025-R01 1A1 5.256%, 1/25/45 (l)§		265,886	265,471
Connecticut Avenue Securities Trust,
Series 2021-R01 1M2 5.855%, 10/25/41 (l)§		320,004	320,793
Series 2021-R03 1M2 5.955%, 12/25/41 (l)§		122,411	123,138
Series 2022-R01 1M2 6.205%, 12/25/41 (l)§		388,764	391,906
Series 2022-R02 2M1 5.505%, 1/25/42 (l)§		45,030	45,030
Series 2023-R01 1M1 6.706%, 12/25/42 (l)§		162,513	166,700
Series 2023-R02 1M1 6.605%, 1/25/43 (l)§		97,015	99,012
Series 2023-R04 1M1 6.606%, 5/25/43 (l)§		187,742	191,673
Series 2023-R05 1M1 6.206%, 6/25/43 (l)§		155,839	157,340
Series 2024-R05 2M1 5.305%, 7/25/44 (l)§		51,306	51,259
Series 2025-R02 1A1 5.306%, 2/25/45 (l)§		74,511	74,557
Series 2025-R03 2M1 5.905%, 3/25/45 (l)§		211,695	212,698
CSMC Mortgage-Backed Trust,
Series 2006-6 1A8 6.000%, 7/25/36		387,665	178,021
EMF-NL Prime BV,
Series 2008-APRX A2 3.063%, 4/17/41 (l)(m)	EUR	26,225	30,737
Eurohome UK Mortgages plc,
Series 2007-1 A 4.493%, 6/15/44 (l)(m)	GBP	77,181	105,345
Eurosail-UK plc,
Series 2007-4X A3 5.294%, 6/13/45 (l)(m)		236,027	323,118
FHLMC,
Series 4790 F 4.608%, 10/15/43 (l)		$195,544	191,653
Series 4989 FA 4.814%, 8/15/40 (l)		162,209	159,818
Series 4989 FB 4.814%, 10/15/40 (l)		120,172	118,343

See Notes to Financial Statements.

1191

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
FHLMC STACR REMIC Trust,
Series 2021-DNA5 M2 5.955%, 1/25/34 (l)§		$42,561	$42,749
Series 2021-DNA7 M2 6.105%, 11/25/41 (l)§		405,614	408,511
Series 2021-HQA2 M2 6.355%, 12/25/33 (l)§		126,666	129,675
Series 2021-HQA4 M1 5.255%, 12/25/41 (l)§		188,186	187,835
Series 2022-DNA4 M1B 7.655%, 5/25/42 (l)§		227,990	236,910
Series 2022-DNA5 M1B 8.805%, 6/25/42 (l)§		406,679	432,240
Series 2022-DNA7 M1A 6.805%, 3/25/52 (l)§		132,291	134,030
Series 2023-DNA1 M1A 6.406%, 3/25/43 (l)§		108,124	109,712
Series 2023-DNA2 M1A 6.406%, 4/25/43 (l)§		229,767	233,358
Series 2023-HQA1 M1A 6.305%, 5/25/43 (l)§		318,632	321,922
Series 2023-HQA2 M1A 6.305%, 6/25/43 (l)§		87,285	87,767
Series 2024-HQA2 M1 5.505%, 8/25/44 (l)§		217,249	217,316
Series 2025-HQA1 A1 5.255%, 2/25/45 (l)§		192,714	192,413
FNMA,
Series 2012-123 LF 4.800%, 11/25/42 (l)		71,297	70,773
GNMA,
Series 2015-H20 FB 5.046%, 8/20/65 (l)		142,597	142,577
Series 2016-H11 F 5.246%, 5/20/66 (l)		172,089	172,495
Series 2016-H15 FA 5.246%, 7/20/66 (l)		127,392	127,694
Series 2017-H10 FB 5.592%, 4/20/67 (l)		535,381	543,069
Series 2022-H02 FN 4.802%, 1/20/72 (l)		263,879	260,036
Series 2022-H26 DF 5.322%, 12/20/72 (l)		303,526	306,777
Series 2023-H01 FA 5.102%, 1/20/73 (l)		393,975	394,434
Series 2023-H02 FA 5.202%, 1/20/73 (l)		292,212	292,409
Series 2023-H02 FB 5.202%, 1/20/73 (l)		698,638	698,034
Series 2023-H28 F 5.352%, 12/20/73 (l)		495,536	497,770
Series 2023-H28 GF 5.202%, 12/20/73 (l)		927,681	930,344
GSR Mortgage Loan Trust,
Series 2005-8F 4A1 6.000%, 11/25/35		339,267	128,432
Series 2005-AR6 2A1 5.293%, 9/25/35 (l)		26,383	25,333
Series 2006-AR2 2A1 4.537%, 4/25/36 (l)		56,979	34,588
Series 2007-AR1 2A1 4.495%, 3/25/47 (l)		154,230	88,933
HarborView Mortgage Loan Trust,
Series 2006-13 A 4.612%, 11/19/46 (l)		34,023	24,921
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1 4.704%, 7/25/35 (l)		129,414	81,684
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR11 A3 3.736%, 8/25/35 (l)		238,444	172,542
Series 2006-AR39 A1 4.794%, 2/25/37 (l)		372,749	341,611
JP Morgan Mortgage Trust,
Series 2006-A3 6A1 5.198%, 8/25/34 (l)		10,268	10,178
Series 2007-A1 3A3 5.479%, 7/25/35 (l)		20,126	19,270
Series 2007-S3 1A90 7.000%, 8/25/37		46,603	23,143
Series 2024-VIS1 A1 5.990%, 7/25/64 (l)§		417,299	419,808
Ludgate Funding plc,
Series 2007-1 A2A 4.542%, 1/1/61(l)(m)	GBP	355,729	478,941
Series 2008-W1X A1 4.982%, 1/1/61(l)(m)		46,997	63,798
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A 6.210%, 12/25/32 (l)		$5,280	5,180
MortgageIT Mortgage Loan Trust,
Series 2006-1 1A1 4.894%, 4/25/36 (l)		136,219	128,988
OBX Trust,
Series 2024-HYB2 A1 3.677%, 4/25/53 (l)§		391,257	390,476
PRKCM Trust,
Series 2022-AFC2 A1 5.335%, 8/25/57 (l)§		357,586	356,315
Series 2023-AFC3 A1 6.584%, 9/25/58(e)§		335,089	338,146
PRPM Trust,
Series 2023-NQM3 A1 6.221%, 11/25/68(e)§		381,911	384,112
RALI Trust,
Series 2005-QO2 A1 5.759%, 9/25/45 (l)		164,998	140,080
Series 2006-QA6 A1 4.814%, 7/25/36 (l)		304,270	276,504
Reperforming Loan REMIC Trust,
Series 2006-R1 AF1 4.774%, 1/25/36 (l)§		94,382	88,995
Residential Asset Securitization Trust,
Series 2005-A15 5A1 5.750%, 2/25/36		13,321	4,431
Series 2006-A12 A1 6.250%, 11/25/36		165,942	59,933
Sequoia Mortgage Trust,
Series 10 2A1 5.192%, 10/20/27 (l)		473	466
Series 2003-4 2A1 5.132%, 7/20/33 (l)		4,973	4,940

See Notes to Financial Statements.

1192

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1 4.932%, 7/19/35 (l)		$34,638	$33,096
Series 2006-AR3 11A1 4.854%, 4/25/36 (l)		119,132	107,796
Series 2006-AR6 1A3 4.814%, 7/25/46 (l)		530,941	429,627
Towd Point Mortgage Funding plc,
Series 2024-GR6A A1 5.176%, 7/20/53 (l)§	GBP	386,290	531,131
Towd Point Mortgage Trust,
Series 2022-1 A1 3.750%, 7/25/62 (l)§		$343,581	326,543
Series 2024-5 A1A 4.518%, 10/25/64 (l)§		542,359	541,516
UWM Mortgage Trust,
Series 2021-INV3 A9 5.000%, 11/25/51 (l)§		624,825	581,572
Verus Securitization Trust,
Series 2023-1 A1 5.850%, 12/25/67(e)§		330,656	330,186
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR14 1A4 4.179%, 11/25/36 (l)		227,506	202,313
Series 2006-AR9 1A 5.399%, 8/25/46 (l)		56,822	51,958

Total Collateralized Mortgage Obligations			20,847,656

Commercial Mortgage-Backed Securities (1.0%)
ALA Trust,
Series 2025-OANA A 6.043%, 6/15/40 (l)§		193,002	193,786
BANK,
Series 2022-BNK40 A4 3.504%, 3/15/64 (l)		700,000	643,964
BBCMS Mortgage Trust,
Series 2020-BID A 6.566%, 10/15/37 (l)§		325,000	325,000
Benchmark Mortgage Trust,
Series 2019-B9 A5 4.016%, 3/15/52		800,000	778,038
Series 2022-B33 A5 3.458%, 3/15/55		800,000	733,922
BFLD Mortgage Trust,
Series 2021-FPM A 6.026%, 6/15/38 (l)§		494,000	494,000
BFLD Trust,
Series 2020-EYP A 5.576%, 10/15/35 (l)§		800,000	734,942
BX Commercial Mortgage Trust,
Series 2019-IMC E 6.508%, 4/15/34 (l)§		133,619	130,445
Series 2021-XL2 A 5.115%, 10/15/38 (l)§		148,744	148,698
BX Trust,
Series 2021-ARIA A 5.326%, 10/15/36 (l)§		600,000	599,437
Commercial Mortgage Trust,
Series 2012-CR5 E 4.692%, 12/10/45 (l)§		151,235	139,283
Series 2016-COR1 ASB 2.972%, 10/10/49		366,981	363,978
DOLP Trust,
Series 2021-NYC A 2.956%, 5/10/41§		1,000,000	883,826
EQUS Mortgage Trust,
Series 2021-EQAZ A 5.331%, 10/15/38 (l)§		599,932	599,745
Extended Stay America Trust,
Series 2021-ESH A 5.506%, 7/15/38 (l)§		686,182	686,397
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2021-HTL5 A 5.691%, 11/15/38 (l)§		800,000	795,999
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22 XA 0.549%, 9/15/47 IO (l)		429,156	154
Morgan Stanley Capital I Trust,
Series 2021-230P A 5.595%, 12/15/38 (l)§		100,000	95,757
Natixis Commercial Mortgage Securities Trust,
Series 2019-MILE A 5.891%, 7/15/36 (l)§		144,306	140,021
New Orleans Hotel Trust,
Series 2019-HNLA A 5.348%, 4/15/32 (l)§		500,000	498,746
NYO Commercial Mortgage Trust,
Series 2021-1290 A 5.521%, 11/15/38 (l)§		800,000	795,999
SFO Commercial Mortgage Trust,
Series 2021-555 A 5.576%, 5/15/38 (l)§		800,000	793,000
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6 C 4.486%, 11/15/49 (l)		275,000	262,580

Total Commercial Mortgage-Backed Securities			10,837,717

Corporate Bonds (12.4%)
Communication Services (0.5%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.
4.350%, 3/1/29		800,000	800,212
4.500%, 5/15/35		774,000	735,951
NBN Co. Ltd.
4.250%, 10/1/29§		500,000	497,245
Verizon Communications, Inc.
2.550%, 3/21/31		605,000	542,011

			2,575,419

Entertainment (0.0%)†
Warnermedia Holdings, Inc.
4.279%, 3/15/32		314,000	263,760

Interactive Media & Services (0.1%)
Meta Platforms, Inc.
4.750%, 8/15/34		500,000	501,126

Media (0.1%)
Charter Communications Operating LLC
2.250%, 1/15/29		907,000	835,329
Cox Communications, Inc.
5.700%, 6/15/33§		88,000	89,085
Discovery Communications LLC
5.200%, 9/20/47		81,000	55,964
5.300%, 5/15/49		38,000	24,890

See Notes to Financial Statements.

1193

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Paramount Global
2.900%, 1/15/27	$100,000	$97,300
Time Warner Cable LLC
4.500%, 9/15/42	290,000	229,944

		1,332,512

Wireless Telecommunication Services (0.1%)
T-Mobile USA, Inc.
4.850%, 1/15/29	575,000	582,740
3.875%, 4/15/30	563,000	546,576

		1,129,316

Total Communication Services		5,802,133

Consumer Discretionary (0.9%)
Automobiles (0.5%)
BMW US Capital LLC
4.650%, 3/19/27§	283,000	284,458
4.750%, 3/21/28§	200,000	202,215
General Motors Co.
6.125%, 10/1/25	31,000	31,074
Honda Motor Co. Ltd.
4.436%, 7/8/28	275,000	275,291
Hyundai Capital America
5.650%, 6/26/26§	500,000	504,940
1.650%, 9/17/26§	800,000	771,587
5.950%, 9/21/26§	200,000	202,898
5.250%, 1/8/27§	368,000	371,151
5.275%, 6/24/27§	63,000	63,714
6.100%, 9/21/28§	158,000	164,117
Mercedes-Benz Finance North America LLC
4.900%, 11/15/27§	400,000	404,388
Nissan Motor Acceptance Co. LLC
2.750%, 3/9/28§	800,000	726,550
Nissan Motor Co. Ltd.
4.810%, 9/17/30§	800,000	731,000
Volkswagen Group of America Finance LLC
5.050%, 3/27/28§	600,000	602,548
5.650%, 9/12/28§	300,000	306,121

		5,642,052

Broadline Retail (0.0%)†
Alibaba Group Holding Ltd.
2.125%, 2/9/31 (x)	387,000	341,528

Hotels, Restaurants & Leisure (0.3%)
Choice Hotels International, Inc.
3.700%, 12/1/29	900,000	851,314
Las Vegas Sands Corp.
5.625%, 6/15/28	76,000	77,461
6.000%, 8/15/29	500,000	513,622
6.000%, 6/14/30	64,000	65,831
Marriott International, Inc.
4.900%, 4/15/29	253,000	257,083
4.800%, 3/15/30	500,000	504,477
5.300%, 5/15/34	52,000	52,523
Sodexo, Inc.
5.800%, 8/15/35§	270,000	277,826
Starbucks Corp.
4.850%, 2/8/27	301,000	303,451

		2,903,588

Household Durables (0.1%)
DR Horton, Inc.
4.850%, 10/15/30	75,000	75,507
5.000%, 10/15/34	182,000	179,542
M.D.C. Holdings, Inc.
6.000%, 1/15/43	162,000	145,740

		400,789

Leisure Products (0.0%)†
Hasbro, Inc.
6.050%, 5/14/34	76,000	78,343

Specialty Retail (0.0%)†
Ross Stores, Inc.
4.700%, 4/15/27	355,000	354,741

Total Consumer Discretionary		9,721,041

Consumer Staples (0.4%)
Consumer Staples Distribution & Retail (0.0%)†
Walgreens Boots Alliance, Inc.
3.450%, 6/1/26	100,000	97,875

Food Products (0.1%)
Cargill, Inc.
5.125%, 10/11/32§	144,000	147,158
General Mills, Inc.
4.700%, 1/30/27	583,000	586,299
4.875%, 1/30/30	203,000	206,126
Mars, Inc.
4.800%, 3/1/30§	400,000	404,392
Tyson Foods, Inc.
5.700%, 3/15/34	99,000	102,307

		1,446,282

Tobacco (0.3%)
Altria Group, Inc.
3.400%, 5/6/30	310,000	294,091
BAT Capital Corp.
6.343%, 8/2/30	500,000	537,259
5.350%, 8/15/32	219,000	223,925
Imperial Brands Finance plc
3.500%, 7/26/26§	400,000	395,004
6.125%, 7/27/27§	300,000	309,067
5.875%, 7/1/34§	297,000	304,382
Philip Morris International, Inc.
5.000%, 11/17/25	183,000	183,409
4.875%, 2/13/26	89,000	89,175
5.625%, 11/17/29(x)	34,000	35,676
5.375%, 2/15/33	309,000	318,734

		2,690,722

Total Consumer Staples		4,234,879

Energy (1.0%)
Energy Equipment & Services (0.0%)†
FORESEA Holding SA
7.500%, 6/15/30 (m)	100,613	95,079

Oil, Gas & Consumable Fuels (1.0%)
Adnoc Murban Rsc Ltd.
4.250%, 9/11/29§	200,000	198,500
BP Capital Markets America, Inc.
5.017%, 11/17/27	177,000	180,207

See Notes to Financial Statements.

1194

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Canadian Natural Resources Ltd.
5.000%, 12/15/29§		$400,000	$403,103
Cheniere Energy Partners LP
3.250%, 1/31/32		400,000	358,438
Continental Resources, Inc.
5.750%, 1/15/31§		616,000	620,743
2.875%, 4/1/32§		279,000	234,295
Coterra Energy, Inc.
5.400%, 2/15/35		400,000	395,801
Devon Energy Corp.
5.200%, 9/15/34 (x)		96,000	93,098
5.600%, 7/15/41		210,000	193,438
Enbridge, Inc.
5.700%, 3/8/33		400,000	414,340
Energy Transfer LP
6.100%, 12/1/28		200,000	210,080
5.600%, 9/1/34		297,000	301,069
Flex Intermediate Holdco LLC
3.363%, 6/30/31§		400,000	356,227
Kinder Morgan, Inc.
5.850%, 6/1/35		64,000	66,158
Korea National Oil Corp.
4.875%, 4/3/29§		500,000	509,300
Occidental Petroleum Corp.
5.200%, 8/1/29		93,000	93,325
5.375%, 1/1/32		300,000	297,642
Oleoducto Central SA
4.000%, 7/14/27§		232,000	225,736
ONEOK, Inc.
5.550%, 11/1/26		500,000	505,805
6.500%, 9/1/30§		500,000	533,353
6.350%, 1/15/31		44,000	46,876
6.100%, 11/15/32		25,000	26,395
6.050%, 9/1/33		10,000	10,444
5.050%, 11/1/34		300,000	290,795
Petroleos Mexicanos
10.000%, 2/7/33 (x)		200,000	214,060
Pioneer Natural Resources Co.
5.100%, 3/29/26		200,000	200,915
Plains All American Pipeline LP
5.700%, 9/15/34		298,000	302,497
Saudi Arabian Oil Co.
5.250%, 7/17/34§		500,000	503,665
5.750%, 7/17/54§		296,000	275,665
South Bow USA Infrastructure Holdings LLC
5.026%, 10/1/29§		500,000	500,794
Suncor Energy, Inc.
6.800%, 5/15/38		130,000	139,901
Var Energi ASA
7.500%, 1/15/28§		356,000	376,767
8.000%, 11/15/32§		237,000	268,040
Venture Global Calcasieu Pass LLC
3.875%, 8/15/29§		200,000	188,308
3.875%, 11/1/33§		200,000	174,566
Venture Global LNG, Inc.
8.125%, 6/1/28§		300,000	309,021
Venture Global Plaquemines LNG LLC
6.500%, 1/15/34§		115,000	115,000
Williams Cos., Inc. (The)
4.800%, 11/15/29		137,000	138,414
4.625%, 6/30/30		135,000	135,025

			10,407,806

Total Energy			10,502,885

Financials (5.7%)
Banks (3.1%)
ABN AMRO Bank NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.575%, 10/13/26 (k)§		400,000	402,060
Banco Bilbao Vizcaya Argentaria SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34 (k)		200,000	226,251
Banco de Credito del Peru SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.125%, 7/1/30 (k)§		268,000	268,000
Banco Espirito Santo SA
4.000%, 1/21/19 (h)(m)	EUR	1,700,000	504,634
Banco Santander SA
3.800%, 2/23/28		$200,000	196,313
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.552%, 3/14/28 (k)		400,000	406,465
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28 (k)		200,000	198,636
Bank of America Corp.
(CME Term SOFR 3 Month + 1.77%), 3.705%, 4/24/28 (k)		300,000	296,491
(SOFR + 1.58%), 4.376%, 4/27/28 (k)		682,000	681,858
(SOFR + 1.99%), 6.204%, 11/10/28 (k)		600,000	624,106
(SOFR + 1.57%), 5.819%, 9/15/29 (k)		600,000	624,572
Bank of America NA
(SOFR + 1.02%), 5.442%, 8/18/26 (k)		400,000	402,142
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26 (k)§		258,000	258,802
Banque Federative du Credit Mutuel SA
(United States SOFR Compounded Index + 1.07%), 5.484%, 2/16/28 (k)§		500,000	501,994
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33 (k)		900,000	1,018,254
(SOFR + 2.98%), 6.224%, 5/9/34 (k)		314,000	331,924
BNP Paribas SA
(SOFR + 1.61%), 1.904%, 9/30/28 (k)§		800,000	753,839
(SOFR + 1.59%), 5.497%, 5/20/30 (k)§		698,000	715,155

See Notes to Financial Statements.

1195

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
BPCE SA 5.281%, 5/30/29§		$300,000	$308,042
(SOFR + 2.27%), 6.714%, 10/19/29 (k)§		400,000	423,031
(SOFR + 2.79%), 6.508%, 1/18/35 (k)§		298,000	308,318
CaixaBank SA
(SOFR + 2.26%), 6.037%, 6/15/35 (k)§		302,000	315,479
Capital One NA
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 1.73%), 5.974%, 8/9/28 (k)		250,000	257,394
Citibank NA
5.864%, 9/29/25		300,000	300,656
(United States SOFR Compounded Index + 0.59%), 5.012%, 4/30/26 (k)		300,000	300,033
5.488%, 12/4/26		700,000	710,687
Citigroup, Inc.
(SOFR + 1.28%), 3.070%, 2/24/28 (k)		500,000	488,369
(SOFR + 1.36%), 5.174%, 2/13/30 (k)		100,000	101,856
(SOFR + 1.34%), 4.542%, 9/19/30 (k)		302,000	300,245
(SOFR + 1.45%), 5.449%, 6/11/35 (k)		400,000	407,397
Series W (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.000%, 12/10/25 (k)(y)		139,000	138,055
Commonwealth Bank of Australia
5.316%, 3/13/26		400,000	402,447
Cooperatieve Rabobank UA
5.500%, 10/5/26		400,000	406,460
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.564%, 2/28/29 (k)§		314,000	322,623
Credit Agricole SA
(SOFR + 1.86%), 6.316%, 10/3/29 (k)§		500,000	524,787
(SOFR + 2.67%), 6.251%, 1/10/35 (k)§		250,000	259,634
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.298%, 4/1/28 (k)§		359,000	357,539
Federation des Caisses Desjardins du Quebec
4.550%, 8/23/27§		267,000	268,183
HSBC Holdings plc
(SOFR + 3.35%), 7.390%, 11/3/28 (k)		694,000	736,322
(SOFR + 1.29%), 5.130%, 3/3/31 (k)		300,000	303,733
(SOFR + 1.19%), 2.804%, 5/24/32 (k)		201,000	178,291
(SOFR + 2.39%), 6.254%, 3/9/34 (k)		900,000	960,936
ING Groep NV
(United States SOFR Compounded Index + 1.23%), 5.066%, 3/25/31 (k)		500,000	507,404
Intesa Sanpaolo SpA
7.200%, 11/28/33§		290,000	325,012
JPMorgan Chase & Co.
(SOFR + 1.33%), 6.070%, 10/22/27 (k)		400,000	408,572
(SOFR + 1.20%), 5.626%, 1/23/28 (k)		500,000	502,265
(SOFR + 1.89%), 2.182%, 6/1/28 (k)		400,000	384,090
(SOFR + 1.45%), 5.299%, 7/24/29 (k)		500,000	512,660
(SOFR + 1.04%), 4.603%, 10/22/30 (k)		400,000	400,052
(SOFR + 1.26%), 2.963%, 1/25/33 (k)		436,000	391,010
KBC Group NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.932%, 10/16/30 (k)§		795,000	802,880
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.462%, 1/5/28 (k)		241,000	244,212
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 4.976%, 8/11/33 (k)		300,000	297,541
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.376%, 5/26/30 (k)		296,000	303,768
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.382%, 7/10/30 (k)		500,000	513,989
Morgan Stanley Bank NA
(SOFR + 1.08%), 5.571%, 1/14/28 (k)		500,000	502,677
(SOFR + 0.87%), 5.504%, 5/26/28 (k)		300,000	306,196
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.472%, 11/10/26 (k)		359,000	362,500
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 5.583%, 3/1/28 (k)		500,000	508,727
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 3.032%, 11/28/35 (k)		297,000	267,682
Nordea Kredit Realkreditaktieselskab
1.500%, 10/1/53	DKK	2	—
Norinchukin Bank (The)
5.094%, 10/16/29§		$500,000	504,986

See Notes to Financial Statements.

1196

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Santander Holdings USA, Inc.
(SOFR + 1.25%), 2.490%, 1/6/28 (k)		$350,000	$338,165
(SOFR + 2.36%), 6.499%, 3/9/29 (k)		100,000	104,167
(SOFR + 1.61%), 5.473%, 3/20/29 (k)		14,000	14,216
(SOFR + 1.88%), 5.741%, 3/20/31 (k)		133,000	136,402
Santander UK Group Holdings plc
(SOFR + 2.75%), 6.833%, 11/21/26 (k)		366,000	368,993
(SOFR + 2.60%), 6.534%, 1/10/29 (k)		400,000	417,505
Skandinaviska Enskilda Banken AB
5.125%, 3/5/27 (x)§		298,000	302,773
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.447%, 1/12/27 (k)§		300,000	302,678
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.519%, 1/19/28 (k)§		300,000	304,136
2.889%, 6/9/32§		300,000	264,084
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.691%, 1/10/34 (k)§		500,000	532,988
Standard Chartered plc
6.301%, 1/9/29§		500,000	519,495
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.244%, 5/13/31 (k)§		272,000	275,648
Sumitomo Mitsui Financial Group, Inc.
5.316%, 7/9/29		751,000	775,244
Sumitomo Mitsui Trust Bank Ltd.
4.450%, 9/10/27§		298,000	298,791
5.500%, 3/9/28§		300,000	309,047
Toronto-Dominion Bank (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.50%), 5.146%, 9/10/34 (k)		104,000	104,305
UniCredit SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.569%, 9/22/26 (k)§		350,000	348,099
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.43%), 3.196%, 6/17/27 (k)		500,000	493,271
(SOFR + 1.74%), 5.574%, 7/25/29 (k)		500,000	515,173
(SOFR + 1.79%), 6.303%, 10/23/29 (k)		100,000	105,656
(SOFR + 1.50%), 3.350%, 3/2/33 (k)		462,000	420,338
(SOFR + 1.78%), 5.499%, 1/23/35 (k)		9,000	9,228
Series BB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.900%, 3/15/26 (k)(y)		114,000	112,575
Wells Fargo Bank NA
(SOFR + 0.71%), 5.150%, 1/15/26 (k)		250,000	250,464
(SOFR + 1.07%), 5.470%, 12/11/26 (k)		400,000	402,974

			33,564,651

Capital Markets (1.1%)
BGC Group, Inc.
6.150%, 4/2/30§		400,000	404,459
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§		800,000	765,927
Charles Schwab Corp. (The)
Series I (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.000%, 6/1/26 (k)(y)		326,000	321,864
Deutsche Bank AG
(SOFR + 2.52%), 7.146%, 7/13/27 (k)		159,000	163,011
Goldman Sachs Bank USA
(SOFR + 0.77%), 5.166%, 3/18/27 (k)		500,000	500,618
Goldman Sachs Group, Inc. (The)
(CME Term SOFR 3 Month + 2.01%), 6.294%, 10/28/27 (k)		700,000	711,180
(SOFR + 1.32%), 4.937%, 4/23/28 (k)		148,000	149,139
(SOFR + 1.27%), 5.727%, 4/25/30 (k)		300,000	311,554
(SOFR + 1.14%), 4.692%, 10/23/30 (k)		500,000	501,211
(SOFR + 1.26%), 2.650%, 10/21/32 (k)		11,000	9,698
Israel Electric Corp. Ltd.
4.250%, 8/14/28 (m)		294,000	285,250
Moody’s Corp.
5.000%, 8/5/34		155,000	156,390
Morgan Stanley
(SOFR + 1.73%), 5.123%, 2/1/29 (k)		400,000	406,829
(SOFR + 1.63%), 5.449%, 7/20/29 (k)		500,000	513,153
(EURIBOR 3 Month + 1.04%), 3.790%, 3/21/30 (k)	EUR	400,000	484,844
(SOFR + 1.10%), 4.654%, 10/18/30 (k)		$200,000	199,776
(SOFR + 1.18%), 2.239%, 7/21/32 (k)		89,000	76,950
(SOFR + 1.56%), 5.320%, 7/19/35 (k)		300,000	302,415
Nasdaq, Inc.
5.350%, 6/28/28		265,000	272,666
Nomura Holdings, Inc.
5.709%, 1/9/26		868,000	871,986
(SOFR + 1.25%), 5.586%, 7/2/27 (k)		500,000	503,253
5.842%, 1/18/28		200,000	206,238
S&P Global, Inc.
4.750%, 8/1/28		16,000	16,218
4.250%, 5/1/29		71,000	70,991

See Notes to Financial Statements.

1197

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Stifel Financial Corp.
4.000%, 5/15/30		$900,000	$862,633
UBS Group AG
(SOFR + 3.34%), 6.373%, 7/15/26 (k)§		399,000	399,000
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.711%, 1/12/27 (k)§		700,000	704,159
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.327%, 12/22/27 (k)§		300,000	307,953
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.77%), 5.699%, 2/8/35 (k)§		600,000	621,479

			11,100,844

Consumer Finance (0.6%)
AerCap Ireland Capital DAC
2.450%, 10/29/26		700,000	682,148
AGFC Capital Trust I
(CME Term SOFR 3 Month + 2.01%), 6.268%, 1/15/67 (k)§		1,070,000	738,300
Ally Financial, Inc.
2.200%, 11/2/28		800,000	734,363
(United States SOFR Compounded Index + 1.96%), 5.737%, 5/15/29 (k)		35,000	35,566
(SOFR + 3.26%), 6.992%, 6/13/29 (k)		176,000	185,076
(United States SOFR Compounded Index + 1.73%), 5.543%, 1/17/31 (k)		436,000	441,061
American Express Co.
(SOFR + 1.33%), 6.338%, 10/30/26 (k)		400,000	402,525
(SOFR + 1.00%), 5.098%, 2/16/28 (k)		298,000	301,404
Avolon Holdings Funding Ltd.
5.750%, 3/1/29§		500,000	511,330
Capital One Financial Corp.
(SOFR + 2.08%), 5.468%, 2/1/29 (k)		75,000	76,721
(SOFR + 2.86%), 6.377%, 6/8/34 (k)		211,000	223,963
Caterpillar Financial Services Corp.
4.450%, 10/16/26		300,000	301,333
Ford Motor Credit Co. LLC
3.250%, 9/15/25	EUR	600,000	706,671
6.125%, 3/8/34		$299,000	290,449
General Motors Financial Co., Inc.
5.750%, 2/8/31		301,000	308,581
Harley-Davidson Financial Services, Inc.
3.050%, 2/14/27§		269,000	260,203
Synchrony Financial
(SOFR + 1.68%), 5.450%, 3/6/31 (k)		91,000	91,644
Toyota Motor Credit Corp.
4.550%, 8/9/29		500,000	503,852

			6,795,190

Financial Services (0.3%)
Essent Group Ltd.
6.250%, 7/1/29		500,000	517,840
Fiserv, Inc.
3.500%, 7/1/29		409,000	393,426
Jyske Realkredit A/S
Series CCE 1.500%, 10/1/53	DKK	2	—
Lseg US Fin Corp.
4.875%, 3/28/27§		$500,000	504,786
Mastercard, Inc.
4.550%, 1/15/35		213,000	209,310
National Rural Utilities Cooperative Finance Corp.
5.150%, 6/15/29		200,000	205,777
Nationwide Building Society
(SOFR + 1.91%), 6.557%, 10/18/27 (k)§		400,000	409,820
(SOFR + 1.29%), 2.972%, 2/16/28 (k)§		385,000	375,881

			2,616,840

Insurance (0.6%)
Arthur J Gallagher & Co.
5.000%, 2/15/32		400,000	405,341
Athene Global Funding
5.620%, 5/8/26§		353,000	356,075
5.349%, 7/9/27§		500,000	507,499
5.322%, 11/13/31§		600,000	603,497
Corebridge Global Funding
5.900%, 9/19/28§		400,000	417,101
Marsh & McLennan Cos., Inc.
4.650%, 3/15/30		200,000	202,215
MassMutual Global Funding II
4.500%, 4/10/26§		600,000	600,420
5.050%, 12/7/27§		500,000	509,499
MetLife Capital Trust IV
7.875%, 12/15/37§		192,000	209,313
Mutual of Omaha Cos. Global Funding
5.350%, 4/9/27§		500,000	507,560
Pacific Life Global Funding II
4.500%, 8/28/29§		500,000	501,821
Pricoa Global Funding I
4.400%, 8/27/27§		500,000	501,574
Principal Life Global Funding II
1.250%, 8/16/26§		800,000	772,032
5.100%, 1/25/29§		204,000	208,579
Swiss Re Finance Luxembourg SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.000%, 4/2/49(k)(m)		200,000	198,891

			6,501,417

Total Financials			60,578,942

Health Care (0.4%)
Health Care Providers & Services (0.2%)
Centene Corp.
4.625%, 12/15/29		400,000	388,426
Cigna Group (The)
4.375%, 10/15/28		165,000	165,134
CommonSpirit Health
5.318%, 12/1/34		700,000	702,135

See Notes to Financial Statements.

1198

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
CVS Health Corp.
4.300%, 3/25/28	$12,000	$11,937
5.700%, 6/1/34	202,000	207,440
HCA, Inc.
5.250%, 6/15/26	47,000	47,050
Ochsner LSU Health System of North Louisiana
Series 2021 2.510%, 5/15/31	240,000	196,412
Quest Diagnostics, Inc.
4.625%, 12/15/29	500,000	504,197
UnitedHealth Group, Inc.
4.250%, 1/15/29	600,000	597,808

		2,820,539

Pharmaceuticals (0.2%)
Bayer US Finance II LLC
4.250%, 12/15/25§	1,000,000	997,283
Bayer US Finance LLC
6.125%, 11/21/26§	200,000	203,188
Roche Holdings, Inc.
4.203%, 9/9/29§	298,000	298,223
Takeda US Financing, Inc.
5.200%, 7/7/35	275,000	275,002

		1,773,696

Total Health Care		4,594,235

Industrials (0.9%)
Aerospace & Defense (0.3%)
Boeing Co. (The)
2.196%, 2/4/26	400,000	393,784
6.298%, 5/1/29	100,000	105,425
6.388%, 5/1/31	100,000	107,427
6.858%, 5/1/54	500,000	546,551
5.930%, 5/1/60	400,000	377,799
HEICO Corp.
5.250%, 8/1/28	300,000	307,465
Howmet Aerospace, Inc.
4.850%, 10/15/31	500,000	506,807
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28	800,000	744,025
Rolls-Royce plc
5.750%, 10/15/27§	500,000	513,411

		3,602,694

Air Freight & Logistics (0.1%)
GXO Logistics, Inc.
6.250%, 5/6/29	400,000	417,560

Building Products (0.0%)†
Amrize Finance US LLC
4.950%, 4/7/30§	300,000	303,870

Commercial Services & Supplies (0.0%)†
Republic Services, Inc.
4.750%, 7/15/30	283,000	287,980

Electrical Equipment (0.0%)†
LG Energy Solution Ltd.
5.375%, 4/2/30§	282,000	282,225

Ground Transportation (0.1%)
ENA Master Trust
4.000%, 5/19/48§	206,000	148,613
ERAC USA Finance LLC
4.600%, 5/1/28§	90,000	90,957
Lima Metro Line 2 Finance Ltd.
4.350%, 4/5/36§	158,638	149,159
Penske Truck Leasing Co. LP
5.350%, 3/30/29§	500,000	511,935
Ryder System, Inc.
5.375%, 3/15/29	237,000	243,437

		1,144,101

Machinery (0.1%)
Daimler Truck Finance North America LLC
2.000%, 12/14/26§	800,000	772,658
Flowserve Corp.
2.800%, 1/15/32	202,000	175,576
Parker-Hannifin Corp.
3.250%, 6/14/29	121,000	116,076

		1,064,310

Passenger Airlines (0.0%)†
AS Mileage Plan IP Ltd.
5.021%, 10/20/29§	41,000	40,493

Professional Services (0.1%)
Equifax, Inc.
4.800%, 9/15/29	500,000	503,187

Trading Companies & Distributors (0.2%)
Aircastle Ltd.
4.250%, 6/15/26	5,000	4,977
5.950%, 2/15/29§	64,000	66,111
Aviation Capital Group LLC
1.950%, 1/30/26§	192,000	189,030
1.950%, 9/20/26§	62,000	59,980
4.750%, 4/14/27§	20,000	19,981
3.500%, 11/1/27§	23,000	22,347
6.750%, 10/25/28§	500,000	531,072
5.375%, 7/15/29§	400,000	407,597
TTX Co.
5.500%, 9/25/26§	300,000	303,823

		1,604,918

Total Industrials		9,251,338

Information Technology (0.5%)
Communications Equipment (0.0%)†
Cisco Systems, Inc.
4.750%, 2/24/30	283,000	288,608

Electronic Equipment, Instruments & Components (0.1%)
Arrow Electronics, Inc.
5.150%, 8/21/29	500,000	507,249
CDW LLC
5.100%, 3/1/30	500,000	504,003

		1,011,252

IT Services (0.1%)
International Business Machines Corp.
4.500%, 2/6/26	251,000	251,446
4.900%, 7/27/52	264,000	233,242

		484,688

See Notes to Financial Statements.

1199

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Semiconductors & Semiconductor Equipment (0.1%)
Broadcom, Inc.
5.050%, 7/12/27		$113,000	$114,567
4.150%, 2/15/28		46,000	45,824
5.050%, 7/12/29		200,000	204,652
3.419%, 4/15/33§		500,000	452,383
3.137%, 11/15/35§		522,000	439,704
4.926%, 5/15/37§		144,000	139,488

			1,396,618

Software (0.1%)
Infor LLC
1.750%, 7/15/25§		119,000	118,839
Oracle Corp.
4.500%, 5/6/28		200,000	201,020
4.200%, 9/27/29		500,000	496,295
4.650%, 5/6/30		200,000	201,628
5.500%, 8/3/35		236,000	240,484

			1,258,266

Technology Hardware, Storage & Peripherals (0.1%)
Apple, Inc.
4.100%, 8/8/62		202,000	159,185
Dell International LLC
5.300%, 4/1/32		112,000	114,215
5.500%, 4/1/35		227,000	228,930
Hewlett Packard Enterprise Co.
4.400%, 9/25/27		123,000	123,099

			625,429

Total Information Technology			5,064,861

Materials (0.2%)
Chemicals (0.1%)
Kraton Corp.
5.000%, 7/15/27§		500,000	506,555
LYB International Finance III LLC
6.150%, 5/15/35		46,000	47,475

			554,030

Containers & Packaging (0.1%)
Berry Global, Inc.
1.570%, 1/15/26		800,000	784,672
WRKCo., Inc.
4.000%, 3/15/28		280,000	277,234

			1,061,906

Metals & Mining (0.0%)†
Freeport Indonesia PT
4.763%, 4/14/27§		215,000	214,032
Glencore Funding LLC
5.338%, 4/4/27§		81,000	82,049
4.907%, 4/1/28§		102,000	102,987
5.186%, 4/1/30§		45,000	45,826
6.500%, 10/6/33§		67,000	72,492

			517,386

Total Materials			2,133,322

Real Estate (0.5%)
Diversified REITs (0.0%)†
GLP Capital LP (REIT)
4.000%, 1/15/31		66,000	62,173
3.250%, 1/15/32		176,000	154,957

			217,130

Health Care REITs (0.1%)
Omega Healthcare Investors, Inc. (REIT)
3.375%, 2/1/31		700,000	639,466

Industrial REITs (0.0%)†
Goodman US Finance Six LLC (REIT)
5.125%, 10/7/34§		500,000	497,756

Office REITs (0.2%)
COPT Defense Properties LP (REIT)
2.250%, 3/15/26		700,000	688,453
Kilroy Realty LP (REIT)
4.375%, 10/1/25		1,000,000	999,326

			1,687,779

Specialized REITs (0.2%)
American Tower Corp. (REIT)
3.650%, 3/15/27		80,000	79,009
5.800%, 11/15/28		700,000	729,777
5.200%, 2/15/29		114,000	116,612
2.100%, 6/15/30		54,000	47,896
Crown Castle, Inc. (REIT)
3.700%, 6/15/26		800,000	792,668
5.600%, 6/1/29		68,000	70,071
EPR Properties (REIT)
3.600%, 11/15/31		800,000	726,740

			2,562,773

Total Real Estate			5,604,904

Utilities (1.4%)
Electric Utilities (0.9%)
Appalachian Power Co.
Series AA 2.700%, 4/1/31		800,000	718,590
Avangrid, Inc.
3.800%, 6/1/29		900,000	877,517
Chile Electricity Lux Mpc II Sarl
5.672%, 10/20/35§		200,000	201,650
Comision Federal de Electricidad
4.688%, 5/15/29§		222,000	216,228
Duke Energy Carolinas NC Storm Funding LLC
Series A-2 2.617%, 7/1/43		154,000	119,391
Edison International
6.250%, 3/15/30		300,000	303,547
Enel Finance International NV
2.500%, 7/12/31 (e)§		800,000	701,094
5.500%, 6/26/34§		297,000	301,249
Eversource Energy
5.000%, 1/1/27		500,000	504,100
Florida Power & Light Co.
5.300%, 6/15/34		97,000	99,906
IPALCO Enterprises, Inc.
4.250%, 5/1/30		700,000	672,666
Kallpa Generacion SA
5.875%, 1/30/32§		200,000	204,200
NextEra Energy Capital Holdings, Inc.
3.830%, 6/12/30	CAD	500,000	369,611
Niagara Mohawk Power Corp.
4.647%, 10/3/30§		$213,000	213,000
NRG Energy, Inc.
7.000%, 3/15/33§		238,000	260,744

See Notes to Financial Statements.

1200

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Pacific Gas and Electric Co.
3.150%, 1/1/26		$600,000	$594,646
2.950%, 3/1/26		600,000	592,166
5.550%, 5/15/29		256,000	259,505
6.400%, 6/15/33		100,000	104,042
PacifiCorp
5.300%, 2/15/31		500,000	514,004
Southern California Edison Co.
5.150%, 6/1/29		500,000	505,152
5.950%, 11/1/32		400,000	408,965
Series C 4.125%, 3/1/48		100,000	72,467
Swepco Storm Recovery Funding LLC
4.880%, 9/1/39		400,000	397,610
System Energy Resources, Inc.
5.300%, 12/15/34		400,000	395,338
Terraform Global Operating LP
6.125%, 3/1/26§		12,000	11,900
Vistra Operations Co. LLC
5.050%, 12/30/26§		6,000	6,029
6.950%, 10/15/33§		232,000	254,338

			9,879,655

Gas Utilities (0.1%)
National Fuel Gas Co.
2.950%, 3/1/31		700,000	624,410

Independent Power and Renewable Electricity Producers (0.0%)†
Alexander Funding Trust II
7.467%, 7/31/28(x)§		121,000	129,035
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.250%, 1/31/41§		239,614	242,256

			371,291

Multi-Utilities (0.4%)
Abu Dhabi National Energy Co. PJSC
4.375%, 10/9/31§		500,000	490,625
Ameren Corp.
5.000%, 1/15/29		500,000	508,149
Berkshire Hathaway Energy Co.
6.125%, 4/1/36		229,000	245,931
Dominion Energy, Inc.
Series C 2.250%, 8/15/31		800,000	697,951
DTE Energy Co.
5.100%, 3/1/29		500,000	510,649
National Grid plc
5.602%, 6/12/28		300,000	309,639
Public Service Enterprise Group, Inc.
5.200%, 4/1/29		500,000	513,357
WEC Energy Group, Inc.
1.375%, 10/15/27		600,000	562,131

			3,838,432

Total Utilities			14,713,788

Total Corporate Bonds			132,202,328

Foreign Government Securities (0.9%)
Baiterek National Managing Holding JSC
5.450%, 5/8/28§		200,000	202,148
Dominican Republic Government Bond
4.875%, 9/23/32§		276,000	254,472
Federative Republic of Brazil
6.125%, 3/15/34		500,000	495,250
Japan Government Bond
2.000%, 12/20/44	JPY	100,000,000	656,768
2.300%, 12/20/54		80,000,000	498,616
2.200%, 3/20/64		44,000,000	245,248
Japan International Cooperation Agency
2.750%, 4/27/27		$900,000	876,246
Kingdom of Saudi Arabia
4.750%, 1/16/30§		500,000	504,500
5.000%, 1/18/53§		500,000	424,500
Province of Ontario
3.800%, 12/2/34	CAD	400,000	293,768
Republic of Colombia
3.125%, 4/15/31		$235,000	192,700
Republic of Panama
9.375%, 4/1/29		190,000	213,532
Republic of Peru
6.950%, 8/12/31 (m)	PEN	1,300,000	397,494
6.150%, 8/12/32§		2,300,000	668,849
Republic of South Africa
7.100%, 11/19/36§		$400,000	395,900
Romania Government Bond
2.000%, 4/14/33 (m)	EUR	800,000	722,375
State of Israel Government Bond
5.375%, 2/19/30		$200,000	204,078
5.500%, 3/12/34		500,000	505,313
State of Qatar
5.103%, 4/23/48§		800,000	752,000
U.K. Treasury Bonds
4.375%, 7/31/54 (m)	GBP	955,000	1,135,695
United Mexican States
6.875%, 5/13/37		$400,000	415,800

Total Foreign Government Securities			10,055,252

Mortgage-Backed Securities (12.1%)
FHLMC
4.170%, 4/1/28		300,000	300,850
4.380%, 5/1/28		900,000	904,186
6.981%, 11/1/31 (l)		701	712
5.500%, 1/1/35		18,246	18,838
5.500%, 7/1/35		12,943	13,335
4.000%, 7/1/44		121,156	116,952
4.000%, 2/1/46		187,996	181,625
4.500%, 10/1/48		120,125	117,116
4.500%, 11/1/48		189,825	184,952
5.000%, 11/1/48		68,244	68,213
FHLMC UMBS
3.500%, 9/1/49		236,210	216,593
3.500%, 10/1/49		233,192	213,563
3.500%, 11/1/49		88,240	80,774
3.500%, 1/1/50		341,853	313,249
2.000%, 6/1/51		177,638	141,654
2.000%, 3/1/52		918,512	735,035
3.000%, 3/1/52		587,204	514,400
2.500%, 4/1/52		1,062,922	893,788
3.500%, 4/1/52		86,851	78,390
3.000%, 5/1/52		641,877	556,679
5.000%, 6/1/52		88,526	87,273
4.500%, 1/1/53		52,637	50,513

See Notes to Financial Statements.

1201

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 5/1/53	$374,900	$368,628
5.000%, 6/1/53	689,791	678,035
4.500%, 7/1/53	290,499	278,480
4.500%, 10/1/53	831,995	797,571
5.500%, 11/1/53	173,645	173,969
4.500%, 2/1/54	3,714,871	3,556,525
FNMA
6.489%, 1/1/28 (l)	728	732
4.217%, 3/1/33 (l)	4,970	4,846
6.842%, 1/1/36 (l)	11,611	11,942
6.460%, 2/1/37 (l)	37,434	38,383
6.920%, 12/1/40 (l)	682	689
FNMA UMBS
2.500%, 5/1/30	2,699	2,627
2.500%, 8/1/31	129,252	124,503
2.500%, 11/1/31	192,543	185,255
2.500%, 12/1/31	79,398	76,331
2.500%, 1/1/32	193,139	186,220
2.500%, 2/1/32	7,706	7,385
5.500%, 4/1/33	16,094	16,527
5.500%, 7/1/33	15,157	15,569
5.500%, 4/1/34	8,545	8,788
5.500%, 5/1/34	6,019	6,190
5.500%, 11/1/34	25,057	25,805
5.500%, 2/1/35	92,438	95,161
4.500%, 8/1/35	3,984	3,959
5.000%, 10/1/35	7,277	7,359
5.000%, 7/1/36	7,623	7,708
5.000%, 12/1/39	21,755	22,003
4.000%, 12/1/40	74,999	72,521
4.500%, 3/1/41	11,283	11,153
4.500%, 7/1/41	1,043	1,032
3.500%, 2/1/42	51,146	48,102
3.500%, 11/1/42	536,534	504,423
3.500%, 1/1/43	90,187	84,619
3.500%, 4/1/43	315,744	296,185
4.000%, 10/1/43	287,234	275,892
3.000%, 5/1/45	26,718	23,958
3.500%, 5/1/48	506,444	465,966
4.500%, 9/1/48	225,652	219,718
3.500%, 10/1/49	244,901	224,180
3.500%, 11/1/49	194,891	178,340
3.000%, 4/1/51	1,665,596	1,442,954
2.000%, 7/1/51	984,945	785,428
2.000%, 12/1/51	1,381,001	1,098,666
2.500%, 1/1/52	300,088	252,385
3.000%, 2/1/52	706,084	618,983
2.500%, 3/1/52	654,866	550,561
3.000%, 3/1/52	906,069	793,732
3.500%, 3/1/52	182,042	164,207
2.500%, 4/1/52	643,295	540,395
2.500%, 5/1/52	901,831	757,697
4.500%, 3/1/53	57,390	55,074
5.000%, 4/1/53	676,180	664,868
4.500%, 5/1/53	432,895	416,939
5.000%, 5/1/53	500,695	492,319
5.000%, 6/1/53	432,346	425,113
4.500%, 1/1/54	1,667,562	1,597,003
5.500%, 3/1/54	183,062	183,232
FNMA/FHLMC UMBS, 30 Year, Single Family
3.500%, 7/25/55 TBA	15,500,000	13,962,109
4.000%, 7/25/55 TBA	20,707,000	19,263,981
5.000%, 7/25/55 TBA	14,100,000	13,823,507
5.500%, 7/25/55 TBA	24,738,786	24,736,854
6.000%, 7/25/55 TBA	2,073,964	2,107,828
6.500%, 7/25/55 TBA	234,639	242,210
3.000%, 8/25/55 TBA	24,800,000	21,471,374
4.500%, 8/25/55 TBA	400,000	382,594
5.500%, 8/25/55 TBA	200,000	199,851
GNMA
4.625%, 7/20/27 (l)	150	150
3.000%, 5/15/43	105,267	95,402
3.000%, 7/15/45	82,452	73,835
3.000%, 5/20/46	107,281	96,151
3.500%, 10/15/49	69,381	63,459
3.500%, 1/15/50	14,542	13,296
3.500%, 2/15/50	127,810	116,863
5.500%, 4/20/53	569,900	573,612
3.000%, 7/15/55 TBA	523,093	462,692
3.500%, 7/15/55 TBA	1,230,000	1,117,378
4.500%, 7/15/55 TBA	1,002,723	959,872
5.000%, 7/15/55 TBA	1,875,000	1,841,895
5.500%, 7/15/55 TBA	496,000	496,620
6.000%, 7/15/55 TBA	1,169,544	1,186,082

Total Mortgage-Backed Securities		129,023,140

Municipal Bonds (0.2%)
Louisiana Local Government Environmental Facilities & Community Development Authority Systems, Series 2023
5.198%, 12/1/39	500,000	502,664
Sales Tax Securitization Corp.
3.007%, 1/1/33	800,000	714,262
State Board of Administration Finance Corp.
1.705%, 7/1/27	288,000	274,278
Texas Natural Gas Securitization Finance Corp., Revenue Bonds, Series 2023
5.169%, 4/1/41	400,000	404,042
University of California
3.071%, 5/15/51	335,000	221,611

Total Municipal Bonds		2,116,857

U.S. Government Agency Securities (47.7%)
FFCB
4.250%, 9/30/25	15,466,000	15,457,523
4.625%, 3/5/26	8,000,000	8,022,794
4.375%, 6/23/26	20,000,000	20,069,576
4.375%, 7/6/26	10,000,000	10,037,096
4.625%, 7/17/26	3,010,000	3,028,814
4.500%, 5/20/27	30,063,000	30,427,304
4.750%, 4/30/29	5,957,000	6,158,033
FHLB
1.875%, 9/11/26	20,000,000	19,548,356
4.625%, 11/17/26	10,500,000	10,603,007
4.125%, 1/15/27	30,300,000	30,456,869
4.000%, 6/30/28	615,000	621,993
3.250%, 11/16/28	12,910,000	12,733,914
4.750%, 12/8/28	25,290,000	26,053,841
FHLMC
0.375%, 7/21/25	30,000,000	29,933,769
0.375%, 9/23/25	30,000,000	29,732,166
0.800%, 10/28/26	3,000,000	2,876,967
6.750%, 9/15/29	39,000,000	43,394,169
6.750%, 3/15/31	2,510,000	2,862,377
6.250%, 7/15/32	47,700,000	54,030,343

See Notes to Financial Statements.

1202

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
FNMA
1.875%, 9/24/26		$25,816,000	$25,185,958
6.250%, 5/15/29		25,664,000	27,941,728
7.250%, 5/15/30		10,000,000	11,506,291
0.875%, 8/5/30		30,000,000	25,924,332
6.625%, 11/15/30		14,000,000	15,791,072
Tennessee Valley Authority
3.875%, 3/15/28		20,000,000	20,065,166
7.125%, 5/1/30		13,000,000	14,852,396
1.500%, 9/15/31		6,700,000	5,752,006
Series B 4.700%, 7/15/33		7,658,000	7,844,723

Total U.S. Government Agency Securities			510,912,583

U.S. Treasury Obligations (28.2%)
U.S. Treasury Bonds
4.250%, 5/15/39		200,000	194,750
4.375%, 11/15/39		200,000	196,125
4.625%, 2/15/40		200,000	201,199
1.375%, 11/15/40		9,700,000	6,180,684
1.875%, 2/15/41		4,400,000	3,029,125
1.750%, 8/15/41		463,600	308,010
3.750%, 8/15/41		94,000	84,277
2.000%, 11/15/41		422,500	290,771
2.375%, 2/15/42		238,900	173,928
3.000%, 5/15/42		1,010,500	807,197
3.250%, 5/15/42		2,770,500	2,294,320
4.000%, 11/15/42		720,400	657,928
3.875%, 2/15/43		274,500	245,978
3.875%, 5/15/43		700,000	625,953
3.625%, 8/15/43		363,600	312,938
4.375%, 8/15/43		680,100	649,177
3.750%, 11/15/43		421,000	368,061
4.750%, 11/15/43		1,008,700	1,008,712
3.625%, 2/15/44		1,055,000	903,690
4.500%, 2/15/44		94,500	91,429
3.375%, 5/15/44		500,000	411,641
4.625%, 5/15/44		991,200	973,241
3.125%, 8/15/44		4,177,600	3,295,227
3.000%, 11/15/44		483,700	372,772
2.875%, 8/15/45		2,700,000	2,020,469
3.000%, 5/15/47		1,800,000	1,349,243
2.750%, 8/15/47		100,000	71,375
3.000%, 2/15/48		800,000	595,250
3.000%, 8/15/48		200,000	148,094
3.375%, 11/15/48		400,000	316,810
3.000%, 2/15/49		100,000	73,770
2.250%, 8/15/49		700,000	439,669
2.375%, 11/15/49		100,000	64,411
2.000%, 2/15/50		300,000	176,473
1.875%, 2/15/51		1,341,000	754,647
2.000%, 8/15/51		1,140,700	658,817
2.875%, 5/15/52		571,800	403,112
3.625%, 5/15/53		291,200	237,919
4.125%, 8/15/53		558,200	499,411
4.250%, 2/15/54		780,100	712,938
U.S. Treasury Inflation Linked Bonds
0.750%, 2/15/45 TIPS		544,916	398,177
1.000%, 2/15/46 TIPS		135,388	102,718
0.875%, 2/15/47 TIPS		132,894	96,386
1.000%, 2/15/49 TIPS		127,484	92,655
0.250%, 2/15/50 TIPS		374,331	217,685
0.125%, 2/15/51 TIPS		1,232,160	672,597
0.125%, 2/15/52 TIPS		230,476	123,354
1.500%, 2/15/53 TIPS		215,838	171,439
2.125%, 2/15/54 TIPS		261,315	240,048
2.375%, 2/15/55 TIPS		203,324	197,331
U.S. Treasury Inflation Linked Notes
0.125%, 10/15/25 TIPS		1,978,160	1,970,750
1.250%, 4/15/28 TIPS		8,342,100	8,324,466
0.250%, 7/15/29 TIPS		1,883,187	1,807,876
0.125%, 7/15/31 TIPS		2,034,730	1,872,750
0.125%, 1/15/32 TIPS		578,630	524,612
U.S. Treasury Notes
3.875%, 11/30/27		1,767,800	1,774,282
3.875%, 12/31/27		2,565,700	2,576,229
4.625%, 9/30/28		3,202,000	3,290,386
4.875%, 10/31/28		3,557,600	3,685,441
3.125%, 11/15/28		2,448,000	2,402,026
4.375%, 11/30/28		14,939,500	15,249,889
3.750%, 12/31/28		13,330,100	13,338,646
4.000%, 1/31/29		9,116,200	9,197,215
4.250%, 2/28/29		596,700	607,190
4.625%, 4/30/29		1,964,000	2,025,363
4.500%, 5/31/29		6,357,400	6,530,242
4.250%, 6/30/29		1,393,200	1,419,026
2.625%, 7/31/29		9,142,800	8,756,145
4.000%, 7/31/29		6,959,300	7,023,889
1.625%, 8/15/29		12,614,400	11,612,817
4.000%, 10/31/29		5,301,100	5,350,522
3.875%, 11/30/29		1,305,800	1,311,223
0.625%, 5/15/30		18,349,500	15,780,548
4.625%, 9/30/30		3,105,000	3,221,314
3.750%, 12/31/30		10,616,400	10,562,894
4.250%, 2/28/31		12,231,400	12,466,986
4.500%, 11/15/33		29,646,200	30,458,497
4.000%, 2/15/34		20,585,800	20,379,044
4.375%, 5/15/34		19,652,500	19,965,494
3.875%, 8/15/34		18,028,900	17,609,166
4.250%, 11/15/34		5,878,000	5,899,590
4.625%, 2/15/35		14,925,500	15,406,170
4.250%, 5/15/35		4,645,300	4,653,284
U.S. Treasury STRIPS Bonds
0.000%, 8/15/40 STRIPS		300,000	143,815
0.000%, 5/15/41 STRIPS		100,000	45,997
0.000%, 8/15/41 STRIPS		200,000	90,700

Total U.S. Treasury Obligations			301,846,415

Total Long-Term Debt Securities (106.9%) (Cost $1,153,372,339)			1,143,697,439

SHORT-TERM INVESTMENTS:
Foreign Government Treasury Bills (0.0%)†
Federative Republic of Brazil
0.00%, 10/1/25 (p)	BRL	1,800,000	319,468

	Number of Shares		Value (Note 1)
Investment Companies (0.1%)
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 day yield) (xx)		100,000	100,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)		771,128	771,128

Total Investment Companies			871,128

See Notes to Financial Statements.

1203

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (1.1%)
U.S. Treasury Bills
2.78%, 7/3/25(p)	$933,400	$933,184
4.22%, 9/11/25(p)	7,262,600	7,200,978
4.19%, 9/25/25(p)	1,532,200	1,516,836
4.21%, 10/14/25(p)	2,300,000	2,271,842

Total U.S. Treasury Obligations		11,922,840

Total Short-Term Investments (1.2%) (Cost $13,090,427)		13,113,436

Total Investments in Securities (108.1%) (Cost $1,166,462,766)		1,156,810,875
Other Assets Less Liabilities (-8.1%)		(86,713,774)

Net Assets (100%)		$1,070,097,101

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, the market value of these securities amounted to $92,946,478 or 8.7% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2025. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2025.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2025.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the market value or fair value, as applicable, of these securities amounted to $4,341,357 or 0.4% of net assets.

(p)	Yield to maturity.
(x)	All or a portion of security is on loan at June 30, 2025.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2025.

(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $854,686. This was collateralized by cash of $871,128 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:
ARM	—	Adjustable Rate Mortgage
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CME	—	Chicago Mercantile Exchange
CLO	—	Collateralized Loan Obligation
DKK	—	Denmark Krone
EUR	—	European Currency Unit
EURIBOR	—	Euro Interbank Offered Rate
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
IO	—	Interest Only
JPY	—	Japanese Yen
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
OAT	—	Obligations Assimilables du Trésor
PEN	—	Peruvian Sol
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STACR	—	Structured Agency Credit Risk
STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	—	To Be Announced; Security is subject to delayed delivery
TIPS	—	Treasury Inflation Protected Security
TWD	—	New Taiwan Dollar
UMBS	—	Uniform Mortgage-Backed Securities
USD	—	United States Dollar

See Notes to Financial Statements.

1204

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	4	9/2025	EUR	613,241	(4,766)
Euro-OAT	19	9/2025	EUR	2,771,669	(15,296)
Long Gilt	13	9/2025	GBP	1,660,069	28,458
U.S. Treasury 2 Year Note	3	9/2025	USD	624,070	2,082
U.S. Treasury 5 Year Note	285	9/2025	USD	31,065,000	385,110
U.S. Treasury 10 Year Note	92	9/2025	USD	10,315,500	154,434
U.S. Treasury 10 Year Ultra Note	15	9/2025	USD	1,713,984	36,174
U.S. Treasury Ultra Bond	41	9/2025	USD	4,884,125	157,709

					743,905

Short Contracts
Euro-BTP	(4)	9/2025	EUR	(570,128)	(327)
U.S. Treasury 10 Year Ultra Note	(141)	9/2025	USD	(16,111,453)	(357,104)
U.S. Treasury Long Bond	(44)	9/2025	USD	(5,080,625)	(222,815)
U.S. Treasury Ultra Bond	(11)	9/2025	USD	(1,310,375)	(55,705)

					(635,951)

					107,954

Forward Foreign Currency Contracts outstanding as of June 30, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	30,729	USD	19,803	Barclays Bank plc	7/2/2025	421
BRL	4,552,504	USD	797,691	JPMorgan Chase Bank**	7/2/2025	40,229
EUR	4,876,970	USD	5,657,773	Deutsche Bank AG	7/2/2025	87,054
GBP	2,444,114	USD	3,323,062	Barclays Bank plc	7/2/2025	31,850
USD	291,584	CAD	397,000	Barclays Bank plc	7/2/2025	47
USD	958,408	JPY	137,497,811	JPMorgan Chase Bank	7/2/2025	3,595
EUR	775,140	USD	885,874	JPMorgan Chase Bank	7/9/2025	27,622
AUD	30,729	USD	20,153	JPMorgan Chase Bank	8/5/2025	86
MXN	1,963,000	USD	103,494	Bank of America	8/18/2025	580
MXN	11,809,342	USD	612,530	Deutsche Bank AG	9/17/2025	11,600
PEN	104,879	USD	29,000	Barclays Bank plc**	9/17/2025	541
BRL	4,665,528	USD	827,412	Goldman Sachs Bank USA**	10/2/2025	11,333
MXN	1,979,000	USD	102,223	Goldman Sachs Bank USA	12/17/2025	1,271

Total unrealized appreciation						216,229

USD	827,412	BRL	4,561,109	Goldman Sachs Bank USA**	7/2/2025	(12,092)
USD	10,191	CAD	14,040	Bank of America	7/2/2025	(119)
USD	365,801	CAD	500,000	JPMorgan Chase Bank	7/2/2025	(1,373)
USD	131,231	DKK	866,505	JPMorgan Chase Bank	7/2/2025	(5,576)
USD	5,545,388	EUR	4,877,000	Bank of America	7/2/2025	(199,474)
USD	3,292,662	GBP	2,444,114	JPMorgan Chase Bank	7/2/2025	(62,252)
USD	883,496	EUR	775,140	JPMorgan Chase Bank	7/9/2025	(30,000)
USD	280,598	MYR	1,187,772	Goldman Sachs Bank USA**	7/16/2025	(1,644)
USD	45,803	TWD	1,490,013	JPMorgan Chase Bank**	7/16/2025	(5,264)
USD	136,174	DKK	865,099	Deutsche Bank AG	8/4/2025	(776)
USD	5,657,773	EUR	4,866,279	Deutsche Bank AG	8/4/2025	(88,071)
USD	3,101,407	GBP	2,279,114	Barclays Bank plc	8/4/2025	(27,549)
USD	953,852	JPY	137,085,937	Barclays Bank plc	8/4/2025	(1,931)
USD	666,598	CAD	906,957	Goldman Sachs Bank USA	8/5/2025	(685)
USD	241,721	TWD	7,917,856	JPMorgan Chase Bank**	8/20/2025	(30,437)
USD	973,042	PEN	3,554,524	Barclays Bank plc**	9/17/2025	(28,152)
USD	295,477	BRL	1,800,000	Goldman Sachs Bank USA**	10/2/2025	(28,118)

Total unrealized depreciation						(523,513)

Net unrealized depreciation						(307,284)

**	Non-deliverable forward.

See Notes to Financial Statements.

1205

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$25,855,491	$—	$25,855,491
Collateralized Mortgage Obligations	—	20,847,656	—	20,847,656
Commercial Mortgage-Backed Securities	—	10,837,717	—	10,837,717
Corporate Bonds
Communication Services	—	5,802,133	—	5,802,133
Consumer Discretionary	—	9,721,041	—	9,721,041
Consumer Staples	—	4,234,879	—	4,234,879
Energy	—	10,502,885	—	10,502,885
Financials	—	60,578,942	—	60,578,942
Health Care	—	4,594,235	—	4,594,235
Industrials	—	9,251,338	—	9,251,338
Information Technology	—	5,064,861	—	5,064,861
Materials	—	2,133,322	—	2,133,322
Real Estate	—	5,604,904	—	5,604,904
Utilities	—	14,713,788	—	14,713,788
Foreign Government Securities	—	10,055,252	—	10,055,252
Forward Currency Contracts	—	216,229	—	216,229
Futures	763,967	—	—	763,967
Mortgage-Backed Securities	—	129,023,140	—	129,023,140
Municipal Bonds	—	2,116,857	—	2,116,857
Short-Term Investments
Foreign Government Treasury Bills	—	319,468	—	319,468
Investment Companies	871,128	—	—	871,128
U.S. Treasury Obligations	—	11,922,840	—	11,922,840
U.S. Government Agency Securities	—	510,912,583	—	510,912,583
U.S. Treasury Obligations	—	301,846,415	—	301,846,415

Total Assets	$1,635,095	$1,156,155,976	$—	$1,157,791,071

Liabilities:
Forward Currency Contracts	$—	$(523,513)	$—	$(523,513)
Futures	(656,013)	—	—	(656,013)

Total Liabilities	$(656,013)	$(523,513)	$—	$(1,179,526)

Total	$979,082	$1,155,632,463	$—	$1,156,611,545

See Notes to Financial Statements.

1206

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$763,967	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	216,229

Total		$980,196

	Liability Derivatives
Interest rate contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(656,013	)*
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(523,513)

Total		$(1,179,526)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$512,807	$—	$512,807
Foreign exchange contracts	—	(794,151)	(794,151)

Total	$512,807	$(794,151)	$(281,344)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$49,993	$—	$49,993
Foreign exchange contracts	—	(582,560)	(582,560)

Total	$49,993	$(582,560)	$(532,567)

^	The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$46,985,000
Average notional value of contracts — short	24,235,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$8,821,000
Average settlement value sold — in USD	24,834,000

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$580	$(580)	$—	$—
Barclays Bank plc	32,859	(32,859)	—	—
Deutsche Bank AG	98,654	(88,847)	—	9,807
Goldman Sachs Bank USA	12,604	(12,604)	—	—
JPMorgan Chase Bank	71,532	(71,532)	—	—

Total	$216,229	$(206,422)	$—	$9,807

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$199,593	$(580)	$—	$199,013
Barclays Bank plc	57,632	(32,859)	—	24,773
Deutsche Bank AG	88,847	(88,847)	—	—
Goldman Sachs Bank USA	42,539	(12,604)	—	29,935
JPMorgan Chase Bank	134,902	(71,532)	—	63,370

Total	$523,513	$(206,422)	$—	$317,091

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

The average amount of borrowings while outstanding for 138 days during the six months ended June 30, 2025, was approximately $5,323,000 at a weighted average interest rate of 4.44%.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$808,290,699
Long-term U.S. government debt securities	119,417,168

$927,707,867

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$834,044,946
Long-term U.S. government debt securities	167,090,835

$1,001,135,781

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,406,763
Aggregate gross unrealized depreciation	(35,059,352)

Net unrealized depreciation	$(20,652,589)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,177,264,134

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $1,166,462,766)	$1,156,810,875
Cash	8,649,170
Foreign cash (Cost $346,316)	356,279
Cash held as collateral at broker for futures	536,000
Receivable for forward settling transactions	25,561,734
Dividends, interest and other receivables	9,741,896
Receivable for securities sold	7,973,352
Due from broker for futures variation margin	614,092
Unrealized appreciation on forward foreign currency contracts	216,229
Receivable for Portfolio shares sold	151,479
Securities lending income receivable	393
Other assets	12,096

Total assets	1,210,623,595

LIABILITIES
Payable for forward settling transactions	125,893,527
Payable for securities purchased	10,275,276
Payable for return of cash collateral on forward settling transactions	1,545,000
Payable for return of collateral on securities loaned	871,128
Payable for Portfolio shares repurchased	639,007
Unrealized depreciation on forward foreign currency contracts	523,513
Investment management fees payable	344,285
Distribution fees payable – Class IB	115,449
Administrative fees payable	104,416
Distribution fees payable – Class IA	29,131
Trustees’ fees payable	887
Accrued expenses	184,875

Total liabilities	140,526,494

Commitments and contingent liabilities^
NET ASSETS	$1,070,097,101

Net assets were comprised of:
Paid in capital	$1,181,951,851
Total distributable earnings (loss)	(111,854,750)

Net assets	$1,070,097,101

Class IA
Net asset value, offering and redemption price per share, $142,927,756 / 18,085,927 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.90

Class IB
Net asset value, offering and redemption price per share, $564,276,693 / 71,731,047 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.87

Class K
Net asset value, offering and redemption price per share, $362,892,652 / 45,867,963 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.91

(x)	Includes value of securities on loan of $854,686.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest	$21,971,425
Securities lending (net)	6,288

Total income	21,977,713

EXPENSES
Investment management fees	2,121,054
Distribution fees – Class IB	715,515
Administrative fees	671,130
Distribution fees – Class IA	171,447
Custodian fees	100,807
Interest expense	85,990
Professional fees	59,598
Printing and mailing expenses	42,507
Trustees’ fees	17,959
Miscellaneous	34,863

Total expenses	4,020,870

NET INVESTMENT INCOME (LOSS)	17,956,843

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(3,310,572)
Futures contracts	512,807
Forward foreign currency contracts	(794,151)
Foreign currency transactions	299,450
Securities sold short	(129,789)

Net realized gain (loss)	(3,422,255)

Change in unrealized appreciation (depreciation) on:
Investments in securities	26,367,205
Futures contracts	49,993
Forward foreign currency contracts	(582,560)
Foreign currency translations	43,600

Net change in unrealized appreciation (depreciation)	25,878,238

NET REALIZED AND UNREALIZED GAIN (LOSS)	22,455,983

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,412,826

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$17,956,843	$35,743,250
Net realized gain (loss)	(3,422,255)	(13,668,064)
Net change in unrealized appreciation (depreciation)	25,878,238	(439,314)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	40,412,826	21,635,872

Distributions to shareholders:	—	—
Class IA	—	(4,115,911)
Class IB	—	(18,085,951)
Class K	—	(12,717,026)

Total distributions to shareholders	—	(34,918,888)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,512,464 and 704,275 shares, respectively ]	11,791,437	5,494,566
Capital shares issued in reinvestment of dividends [ 0 and 538,083 shares, respectively ]	—	4,115,911
Capital shares repurchased [ (1,123,383) and (1,315,041) shares, respectively ]	(8,723,678)	(10,212,680)

Total Class IA transactions	3,067,759	(602,203)

Class IB
Capital shares sold [ 2,281,776 and 5,078,894 shares, respectively ]	17,640,956	39,195,217
Capital shares issued in reinvestment of dividends [ 0 and 2,375,289 shares, respectively ]	—	18,085,951
Capital shares repurchased [ (8,158,382) and (10,682,543) shares, respectively ]	(63,019,661)	(82,788,928)

Total Class IB transactions	(45,378,705)	(25,507,760)

Class K
Capital shares sold [ 1,956,613 and 3,678,784 shares, respectively ]	15,207,603	28,419,711
Capital shares issued in reinvestment of dividends [ 0 and 1,662,910 shares, respectively ]	—	12,717,026
Capital shares repurchased [ (6,635,873) and (8,125,548) shares, respectively ]	(51,533,781)	(63,474,988)

Total Class K transactions	(36,326,178)	(22,338,251)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(78,637,124)	(48,448,214)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(38,224,298)	(61,731,230)
NET ASSETS:
Beginning of period	1,108,321,399	1,170,052,629

End of period	$1,070,097,101	$1,108,321,399

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023		2022	2021	2020
Net asset value, beginning of period	$7.62		$7.72		$7.57		$8.55	$8.86	$8.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.23		0.17		0.09	0.07	0.11
Net realized and unrealized gain (loss)	0.16		(0.09)		0.15		(0.96)	(0.25)	0.41

Total from investment operations	0.28		0.14		0.32		(0.87)	(0.18)	0.52

Less distributions:
Dividends from net investment income	—		(0.24)		(0.17)		(0.05)	(0.07)	(0.12)
Distributions from net realized gains	—		—		—		(0.06)	(0.06)	(0.21)

Total dividends and distributions	—		(0.24)		(0.17)		(0.11)	(0.13)	(0.33)

Net asset value, end of period	$7.90		$7.62		$7.72		$7.57	$8.55	$8.86

Total return (b)	3.67%		1.79%		4.19%		(10.18)%	(2.05)%	5.96%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$142,928		$134,811		$137,173		$136,665	$166,921	$185,857
Ratio of expenses to average net assets (a)(f)	0.83	%(g)	0.85	%(g)	0.86	%(g)	0.80%	0.79%	0.80%
Ratio of net investment income (loss) to average net assets (a)(f)	3.25%		3.02%		2.19%		1.18%	0.75%	1.19%
Portfolio turnover rate^	79	%(z)	182%		159%		142%	111%	173%

Class IB	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023		2022	2021	2020
Net asset value, beginning of period	$7.58		$7.69		$7.53		$8.51	$8.83	$8.64

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.23		0.17		0.09	0.07	0.11
Net realized and unrealized gain (loss)	0.17		(0.10)		0.16		(0.96)	(0.26)	0.41

Total from investment operations	0.29		0.13		0.33		(0.87)	(0.19)	0.52

Less distributions:
Dividends from net investment income	—		(0.24)		(0.17)		(0.05)	(0.07)	(0.12)
Distributions from net realized gains	—		—		—		(0.06)	(0.06)	(0.21)

Total dividends and distributions	—		(0.24)		(0.17)		(0.11)	(0.13)	(0.33)

Net asset value, end of period	$7.87		$7.58		$7.69		$7.53	$8.51	$8.83

Total return (b)	3.83%		1.67%		4.35%		(10.23)%	(2.18)%	5.98%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$564,277		$588,494		$621,248		$645,969	$839,764	$902,619
Ratio of expenses to average net assets (a)(f)	0.83	%(g)	0.85	%(g)	0.86	%(g)	0.80%	0.79%	0.80%
Ratio of net investment income (loss) to average net assets (a)(f)	3.25%		3.02%		2.19%		1.18%	0.75%	1.19%
Portfolio turnover rate^	79	%(z)	182%		159%		142%	111%	173%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023		2022	2021	2020
Net asset value, beginning of period	$7.62		$7.72		$7.57		$8.55	$8.86	$8.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.25		0.19		0.11	0.09	0.13
Net realized and unrealized gain (loss)	0.16		(0.09)		0.15		(0.96)	(0.25)	0.41

Total from investment operations	0.29		0.16		0.34		(0.85)	(0.16)	0.54

Less distributions:
Dividends from net investment income	—		(0.26)		(0.19)		(0.07)	(0.09)	(0.14)
Distributions from net realized gains	—		—		—		(0.06)	(0.06)	(0.21)

Total dividends and distributions	—		(0.26)		(0.19)		(0.13)	(0.15)	(0.35)

Net asset value, end of period	$7.91		$7.62		$7.72		$7.57	$8.55	$8.86

Total return (b)	3.81%		2.04%		4.45%		(9.95)%	(1.83)%	6.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$362,893		$385,017		$411,632		$414,158	$495,632	$454,130
Ratio of expenses to average net assets (a)(f)	58	%(g)	0.60	%(g)	0.61	%(g)	0.55%	0.54%	0.55%
Ratio of net investment income (loss) to average net assets (a)(f)	3.50%		3.27%		2.44%		1.44%	0.98%	1.45%
Portfolio turnover rate^	79	%(z)	182%		159%		142%	111%	173%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	For the six months ended June 30, 2025, includes interest expense of 0.02% for each class. Includes Interest Expense of 0.04% and 0.05% for the years ended 2024 and 2023, respectively for each class.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1212

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EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.6%)
Diversified Telecommunication Services (0.4%)
Anterix, Inc.*	6,600	$169,290
ATN International, Inc.	8,530	138,612
Bandwidth, Inc., Class A*	17,680	281,112
Cogent Communications Holdings, Inc.	23,425	1,129,319
Globalstar, Inc.*	26,680	628,314
IDT Corp., Class B	10,100	690,032
Liberty Latin America Ltd., Class A*	24,100	147,010
Liberty Latin America Ltd., Class C*	56,199	349,558
Lumen Technologies, Inc.*	563,240	2,466,991
Shenandoah Telecommunications Co.	26,948	368,110

		6,368,348

Entertainment (0.5%)
AMC Entertainment Holdings, Inc., Class A (x)*	243,160	753,796
Atlanta Braves Holdings, Inc., Class A*	8,220	404,506
Atlanta Braves Holdings, Inc., Class C*	28,170	1,317,511
Cinemark Holdings, Inc.	62,100	1,874,178
Eventbrite, Inc., Class A*	36,900	97,047
Golden Matrix Group, Inc. (x)*	4,990	8,483
IMAX Corp. (x)*	27,100	757,716
Lionsgate Studios Corp.*	93,836	545,187
Madison Square Garden Entertainment Corp., Class A*	23,096	923,147
Marcus Corp. (The)	15,640	263,690
Playstudios, Inc.*	26,630	34,885
Reservoir Media, Inc.*	7,050	54,074
Sphere Entertainment Co. (x)*	14,716	615,129
Starz Entertainment Corp.	6,255	100,518
Vivid Seats, Inc., Class A*	33,510	56,632

		7,806,499

Interactive Media & Services (0.7%)
Angi, Inc., Class A*	24,200	369,292
Arena Group Holdings, Inc. (The)*	2,500	15,500
Bumble, Inc., Class A*	52,880	348,479
Cargurus, Inc., Class A*	50,100	1,676,847
Cars.com, Inc.*	41,400	490,590
EverQuote, Inc., Class A*	15,130	365,843
fuboTV, Inc.*	191,840	740,502
Getty Images Holdings, Inc.*	22,540	37,417
Grindr, Inc.*	15,230	345,721
MediaAlpha, Inc., Class A*	17,270	189,107
Nextdoor Holdings, Inc.*	82,810	137,465
QuinStreet, Inc.*	27,250	438,725
Rumble, Inc. (x)*	44,000	395,120
Shutterstock, Inc.	18,170	344,503
Teads Holding Co. (x)*	19,040	47,219
Travelzoo*	1,000	12,730
TripAdvisor, Inc.*	65,000	848,250
TrueCar, Inc.*	52,690	100,111
Vimeo, Inc.*	72,200	291,688
VTEX, Class A*	7,500	49,500
Webtoon Entertainment, Inc.*	2,600	23,608
Yelp, Inc., Class A*	36,620	1,254,967
Ziff Davis, Inc.*	25,318	766,376
ZipRecruiter, Inc., Class A*	52,000	260,520

		9,550,080

Media (0.8%)
Advantage Solutions, Inc. (x)*	65,950	87,054
Altice USA, Inc., Class A*	146,100	312,654
AMC Networks, Inc., Class A*	27,330	171,359
Boston Omaha Corp., Class A*	12,940	181,678
Cable One, Inc.	3,170	430,518
EchoStar Corp., Class A*	75,765	2,098,690
Emerald Holding, Inc. (x)	8,150	39,527
Entravision Communications Corp., Class A	60,360	140,035
EW Scripps Co. (The), Class A*	56,722	166,763
Gambling.com Group Ltd.*	14,130	168,006
Gannett Co., Inc.*	108,089	386,959
Gray Media, Inc.	44,400	201,132
Ibotta, Inc., Class A*	8,580	314,028
iHeartMedia, Inc., Class A*	93,120	163,891
Integral Ad Science Holding Corp.*	40,580	337,220
John Wiley & Sons, Inc., Class A	23,040	1,028,275
Magnite, Inc.*	72,383	1,745,878
National CineMedia, Inc.	9,640	46,706
Newsmax, Inc., Class B (x)*	17,700	267,801
PubMatic, Inc., Class A*	21,000	261,240
Scholastic Corp.	14,960	313,861
Sinclair, Inc.	25,390	350,890
Stagwell, Inc., Class A (x)*	57,810	260,145
TechTarget, Inc.*	20,700	160,839
TEGNA, Inc.	83,740	1,403,482
Thryv Holdings, Inc.*	16,580	201,613
WideOpenWest, Inc.*	37,940	154,036

		11,394,280

Wireless Telecommunication Services (0.2%)
Gogo, Inc.*	38,300	562,244
Spok Holdings, Inc.	9,320	164,778
Telephone and Data Systems, Inc.	52,500	1,867,950

		2,594,972

Total Communication Services		37,714,179

Consumer Discretionary (10.0%)
Automobile Components (1.2%)
Adient plc*	49,900	971,054
American Axle & Manufacturing Holdings, Inc.*	62,675	255,714
Cooper-Standard Holdings, Inc.*	5,600	120,400
Dana, Inc.	71,825	1,231,799
Dorman Products, Inc.*	14,310	1,755,408
Fox Factory Holding Corp.*	22,600	586,244
Garrett Motion, Inc.	70,950	745,684
Gentherm, Inc.*	16,900	478,101
Goodyear Tire & Rubber Co. (The)*	164,623	1,707,141
Holley, Inc. (x)*	41,350	82,700
LCI Industries	13,470	1,228,329
Luminar Technologies, Inc., Class A (x)*	36,325	104,253
Modine Manufacturing Co.*	28,190	2,776,715
Motorcar Parts of America, Inc.*	2,060	23,072
Patrick Industries, Inc.	16,957	1,564,622
Phinia, Inc.	25,510	1,134,940

See Notes to Financial Statements.

1213

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EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Solid Power, Inc. (x)*	170,390	$373,154
Standard Motor Products, Inc.	12,900	396,288
Strattec Security Corp.*	630	39,192
Visteon Corp.*	16,100	1,502,130
XPEL, Inc. (m)*	12,080	433,672

		17,510,612

Automobiles (0.1%)
Livewire Group, Inc. (x)*	52,850	243,110
Winnebago Industries, Inc.	17,446	505,934

		749,044

Broadline Retail (0.1%)
Groupon, Inc. (x)*	13,940	466,293
Kohl’s Corp.	61,000	517,280
Savers Value Village, Inc.*	16,460	167,892

		1,151,465

Distributors (0.0%)†
A-Mark Precious Metals, Inc.	13,010	288,562
GigaCloud Technology, Inc., Class A (x)*	13,180	260,700
Weyco Group, Inc.	870	28,849

		578,111

Diversified Consumer Services (1.3%)
Adtalem Global Education, Inc.*	20,640	2,626,027
American Public Education, Inc.*	9,760	297,290
Carriage Services, Inc., Class A	8,530	390,162
Coursera, Inc.*	70,150	614,514
European Wax Center, Inc., Class A*	35,770	201,385
Frontdoor, Inc.*	41,700	2,457,798
Graham Holdings Co., Class B	1,730	1,636,874
KinderCare Learning Cos., Inc.*	19,500	196,950
Laureate Education, Inc.*	70,400	1,645,952
Lincoln Educational Services Corp.*	16,540	381,247
Matthews International Corp., Class A	18,459	441,355
Mister Car Wash, Inc.*	52,590	316,066
Nerdy, Inc.*	86,370	140,783
OneSpaWorld Holdings Ltd.	56,420	1,150,404
Perdoceo Education Corp.	38,800	1,268,372
Strategic Education, Inc.	12,764	1,086,599
Stride, Inc.*	23,284	3,380,604
Udemy, Inc.*	53,700	377,511
Universal Technical Institute, Inc.*	21,150	716,773
Zspace, Inc. (x)*	1,200	3,912

		19,330,578

Hotels, Restaurants & Leisure (2.3%)
Accel Entertainment, Inc., Class A*	22,190	261,176
Bally’s Corp.*	1,000	9,580
Biglari Holdings, Inc., Class B*	731	213,606
BJ’s Restaurants, Inc.*	12,134	541,176
Bloomin’ Brands, Inc.	46,890	403,723
Brinker International, Inc.*	24,210	4,365,789
Cheesecake Factory, Inc. (The) (x)	25,821	1,617,944
Cracker Barrel Old Country Store, Inc.	13,801	842,965
Dave & Buster’s Entertainment, Inc. (x)*	18,110	544,749
Denny’s Corp.*	45,950	188,395
Dine Brands Global, Inc. (x)	6,351	154,520
El Pollo Loco Holdings, Inc.*	20,130	221,631
Everi Holdings, Inc.*	47,200	672,128
First Watch Restaurant Group, Inc.*	16,650	267,066
Genius Sports Ltd.*	123,800	1,287,520
Global Business Travel Group I (x)*	70,480	444,024
Golden Entertainment, Inc.	10,620	312,547
Hilton Grand Vacations, Inc.*	34,200	1,420,326
Inspired Entertainment, Inc.*	7,190	58,742
International Game Technology plc	71,210	1,125,830
Jack in the Box, Inc. (x)	10,549	184,186
Krispy Kreme, Inc. (x)	74,621	217,147
Kura Sushi USA, Inc., Class A*	5,660	487,213
Life Time Group Holdings, Inc.*	75,850	2,300,531
Lindblad Expeditions Holdings, Inc.*	22,420	261,641
Marriott Vacations Worldwide Corp.	17,900	1,294,349
Monarch Casino & Resort, Inc.	6,700	579,148
Nathan’s Famous, Inc.	880	97,310
Papa John’s International, Inc. (x)	18,742	917,234
PlayAGS, Inc.*	22,120	276,279
Portillo’s, Inc., Class A (x)*	22,690	264,792
Potbelly Corp.*	5,600	68,600
Pursuit Attractions and Hospitality, Inc.*	9,504	274,000
RCI Hospitality Holdings, Inc.	4,740	180,689
Red Rock Resorts, Inc., Class A	27,200	1,415,216
Rush Street Interactive, Inc.*	49,620	739,338
Sabre Corp.*	188,520	595,723
Shake Shack, Inc., Class A*	21,700	3,051,020
Six Flags Entertainment Corp. (x)*	51,637	1,571,314
Super Group SGHC Ltd.	84,680	928,940
Sweetgreen, Inc., Class A*	52,321	778,536
Target Hospitality Corp.*	23,200	165,184
United Parks & Resorts, Inc. (x)*	20,800	980,720
Xponential Fitness, Inc., Class A*	29,470	220,730

		32,803,277

Household Durables (1.7%)
Bassett Furniture Industries, Inc.	300	4,560
Beazer Homes USA, Inc.*	16,030	358,591
Cavco Industries, Inc.*	4,330	1,881,082
Century Communities, Inc.	15,100	850,432
Champion Homes, Inc.*	28,700	1,796,907
Cricut, Inc., Class A	35,770	242,163
Dream Finders Homes, Inc., Class A (x)*	12,960	325,685
Ethan Allen Interiors, Inc.	9,554	266,079
Flexsteel Industries, Inc.	1,030	37,111
Green Brick Partners, Inc.*	17,660	1,110,461
Hamilton Beach Brands Holding Co., Class A	1,840	32,918
Helen of Troy Ltd.*	12,298	349,017
Hovnanian Enterprises, Inc., Class A*	2,140	223,737
Installed Building Products, Inc.	13,300	2,398,256
KB Home	36,630	1,940,291
La-Z-Boy, Inc.	21,459	797,631
Legacy Housing Corp.*	6,590	149,329
Leggett & Platt, Inc.	74,500	664,540
LGI Homes, Inc.*	13,000	669,760

See Notes to Financial Statements.

1214

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Lovesac Co. (The)*	16,910	$307,762
M/I Homes, Inc.*	14,550	1,631,346
Meritage Homes Corp.	39,318	2,633,127
Sonos, Inc.*	65,753	710,790
Taylor Morrison Home Corp., Class A*	56,920	3,496,026
Traeger, Inc.*	31,610	54,053
Tri Pointe Homes, Inc.*	51,461	1,644,179

		24,575,833

Leisure Products (0.4%)
Acushnet Holdings Corp. (x)	15,600	1,135,992
American Outdoor Brands, Inc.*	600	6,270
Clarus Corp. (x)	28,454	98,735
Escalade, Inc.	670	9,367
Funko, Inc., Class A*	28,710	136,660
JAKKS Pacific, Inc.	5,190	107,848
Johnson Outdoors, Inc., Class A	5,110	154,680
Latham Group, Inc.*	37,290	237,910
Malibu Boats, Inc., Class A*	12,000	376,080
Marine Products Corp.	5,930	50,464
MasterCraft Boat Holdings, Inc.*	9,930	184,499
Outdoor Holding Co.*	31,590	40,435
Peloton Interactive, Inc., Class A (x)*	189,920	1,318,045
Polaris, Inc. (x)	29,800	1,211,370
Smith & Wesson Brands, Inc.	22,035	191,264
Sturm Ruger & Co., Inc.	10,700	384,130
Topgolf Callaway Brands Corp.*	79,653	641,207

		6,284,956

Specialty Retail (2.3%)
1-800-Flowers.com, Inc., Class A (x)*	16,270	80,048
Abercrombie & Fitch Co., Class A*	28,250	2,340,512
Academy Sports & Outdoors, Inc.	39,400	1,765,514
Advance Auto Parts, Inc. (x)	33,500	1,557,415
American Eagle Outfitters, Inc.	97,640	939,297
America’s Car-Mart, Inc.*	3,340	187,174
Arhaus, Inc., Class A*	28,770	249,436
Arko Corp.	46,450	196,484
Asbury Automotive Group, Inc.*	10,932	2,607,719
BARK, Inc.*	21,290	18,725
Beyond, Inc.*	23,300	160,304
Boot Barn Holdings, Inc.*	17,220	2,617,440
Buckle, Inc. (The)	16,339	740,974
Build-A-Bear Workshop, Inc.	7,130	367,623
Caleres, Inc. (x)	18,863	230,506
Camping World Holdings, Inc., Class A	30,790	529,280
Citi Trends, Inc.*	1,580	52,756
Designer Brands, Inc., Class A (x)	23,750	56,525
EVgo, Inc., Class A*	5,860	21,389
Foot Locker, Inc.*	52,350	1,282,575
Genesco, Inc.*	9,167	180,498
Group 1 Automotive, Inc.	7,207	3,147,369
Haverty Furniture Cos., Inc.	7,570	154,049
J Jill, Inc. (x)	7,840	114,778
Lands’ End, Inc.*	8,260	88,465
MarineMax, Inc.*	8,300	208,662
Monro, Inc.	17,704	263,967
National Vision Holdings, Inc.*	44,892	1,032,965
ODP Corp. (The)*	13,110	237,684
OneWater Marine, Inc., Class A*	3,170	42,446
Petco Health & Wellness Co., Inc., Class A (x)*	54,130	153,188
RealReal, Inc. (The) (x)*	54,980	263,354
Revolve Group, Inc., Class A*	18,600	372,930
Sally Beauty Holdings, Inc.*	68,800	637,088
Shoe Carnival, Inc.	13,000	243,230
Signet Jewelers Ltd.	23,370	1,859,084
Sleep Number Corp.*	16,770	113,281
Sonic Automotive, Inc., Class A	7,845	627,051
Stitch Fix, Inc., Class A*	74,480	275,576
ThredUp, Inc., Class A*	50,840	380,792
Tile Shop Holdings, Inc.*	3,690	23,468
Torrid Holdings, Inc.*	13,490	39,796
Upbound Group, Inc.	34,203	858,495
Urban Outfitters, Inc.*	33,560	2,434,442
Victoria’s Secret & Co.*	44,070	816,176
Warby Parker, Inc., Class A*	54,890	1,203,738
Winmark Corp.	1,500	566,415
Zumiez, Inc.*	11,020	146,125

		32,486,808

Textiles, Apparel & Luxury Goods (0.6%)
Capri Holdings Ltd.*	65,000	1,150,500
Carter’s, Inc.	19,900	599,587
Ermenegildo Zegna NV (x)	34,500	294,975
Figs, Inc., Class A*	64,300	362,652
G-III Apparel Group Ltd.*	24,300	544,320
Hanesbrands, Inc.*	188,060	861,315
Kontoor Brands, Inc.	29,940	1,975,142
Lakeland Industries, Inc.	2,700	36,747
Movado Group, Inc.	9,850	150,213
Oxford Industries, Inc. (x)	8,800	354,200
Rocky Brands, Inc.	1,570	34,838
Steven Madden Ltd.	39,530	947,929
Superior Group of Cos., Inc.	2,430	25,029
Wolverine World Wide, Inc.	45,080	815,046

		8,152,493

Total Consumer Discretionary		143,623,177

Consumer Staples (2.2%)
Beverages (0.1%)
MGP Ingredients, Inc.	11,270	337,762
National Beverage Corp.*	10,840	468,722
Vita Coco Co., Inc. (The)*	20,150	727,415
Zevia PBC, Class A*	6,850	22,057

		1,555,956

Consumer Staples Distribution & Retail (0.5%)
Andersons, Inc. (The)	16,309	599,356
Chefs’ Warehouse, Inc. (The)*	18,830	1,201,542
Grocery Outlet Holding Corp.*	52,900	657,018
Guardian Pharmacy Services, Inc., Class A*	5,200	110,812
HF Foods Group, Inc.*	21,620	68,752
Ingles Markets, Inc., Class A	7,600	481,688
Natural Grocers by Vitamin Cottage, Inc.	10,850	425,863
PriceSmart, Inc.	13,622	1,430,855
SpartanNash Co.	16,870	446,886
United Natural Foods, Inc.*	41,588	969,416
Village Super Market, Inc., Class A	7,410	285,285

See Notes to Financial Statements.

1215

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Weis Markets, Inc.	8,451	$612,613

		7,290,086

Food Products (0.9%)
Alico, Inc.	3,420	111,766
B&G Foods, Inc. (x)	41,590	175,926
Beyond Meat, Inc. (x)*	37,910	132,306
BRC, Inc., Class A (x)*	50,450	66,089
Calavo Growers, Inc.	8,040	213,784
Cal-Maine Foods, Inc.	25,664	2,556,904
Dole plc	38,210	534,558
Forafric Global plc (x)*	680	5,304
Fresh Del Monte Produce, Inc.	18,604	603,142
Hain Celestial Group, Inc. (The)*	84,290	128,121
J & J Snack Foods Corp.	8,703	987,007
John B Sanfilippo & Son, Inc.	4,740	299,758
Lancaster Colony Corp.	10,837	1,872,308
Lifeway Foods, Inc.*	3,610	88,986
Limoneira Co.	3,350	52,427
Mama’s Creations, Inc.*	8,050	66,815
Mission Produce, Inc.*	19,870	232,876
Seneca Foods Corp., Class A*	5,760	584,237
Simply Good Foods Co. (The)*	52,430	1,656,264
SunOpta, Inc.*	75,190	436,102
Tootsie Roll Industries, Inc.	9,800	327,810
TreeHouse Foods, Inc.*	27,000	524,340
Utz Brands, Inc.	38,520	483,426
Vital Farms, Inc.*	17,910	689,893
Westrock Coffee Co. (x)*	8,140	46,642
WK Kellogg Co. (x)	36,840	587,230

		13,464,021

Household Products (0.3%)
Central Garden & Pet Co.*	3,470	122,075
Central Garden & Pet Co., Class A*	31,201	976,279
Energizer Holdings, Inc.	40,380	814,061
Oil-Dri Corp. of America	3,560	210,004
Spectrum Brands Holdings, Inc.	14,300	757,900
WD-40 Co.	7,647	1,744,204

		4,624,523

Personal Care Products (0.3%)
Beauty Health Co. (The)*	59,000	112,690
Edgewell Personal Care Co.	30,300	709,323
FitLife Brands, Inc.*	200	2,604
Herbalife Ltd. (x)*	49,900	430,138
Honest Co., Inc. (The)*	45,320	230,679
Interparfums, Inc.	10,210	1,340,675
Lifevantage Corp.	1,000	13,080
Medifast, Inc.*	17,500	245,875
Nature’s Sunshine Products, Inc.*	5,260	77,795
Nu Skin Enterprises, Inc., Class A	25,800	206,142
Olaplex Holdings, Inc.*	74,330	104,062
USANA Health Sciences, Inc.*	7,870	240,271
Waldencast plc, Class A (x)*	7,200	17,640

		3,730,974

Tobacco (0.1%)
Ispire Technology, Inc.*	3,030	7,757
Turning Point Brands, Inc.	10,650	806,950
Universal Corp.	14,253	830,095

		1,644,802

Total Consumer Staples		32,310,362

Energy (4.8%)
Energy Equipment & Services (1.7%)
Archrock, Inc.	91,800	2,279,394
Aris Water Solutions, Inc., Class A	12,870	304,375
Atlas Energy Solutions, Inc. (x)	38,150	510,066
Borr Drilling Ltd.	133,130	243,628
Bristow Group, Inc., Class A*	12,686	418,257
Cactus, Inc., Class A	38,270	1,673,164
ChampionX Corp.	107,900	2,680,236
Core Laboratories, Inc. (x)	25,050	288,576
DMC Global, Inc.*	18,150	146,289
Energy Services of America Corp.	2,000	19,880
Expro Group Holdings NV*	59,349	509,808
Flowco Holdings, Inc., Class A	9,000	160,290
Forum Energy Technologies, Inc.*	2,230	43,418
Helix Energy Solutions Group, Inc.*	79,900	498,576
Helmerich & Payne, Inc.	54,700	829,252
Innovex International, Inc.*	21,800	340,516
Kodiak Gas Services, Inc.	30,160	1,033,583
Liberty Energy, Inc., Class A	91,360	1,048,813
Mammoth Energy Services, Inc.*	4,990	13,972
Nabors Industries Ltd. (x)*	5,160	144,583
National Energy Services Reunited Corp.*	6,100	36,722
Natural Gas Services Group, Inc.*	2,360	60,912
Noble Corp. plc	75,905	2,015,278
Oceaneering International, Inc.*	55,500	1,149,960
Oil States International, Inc.*	41,400	221,904
Patterson-UTI Energy, Inc.	224,205	1,329,536
ProFrac Holding Corp., Class A (x)*	41,500	322,040
ProPetro Holding Corp.*	45,500	271,635
Ranger Energy Services, Inc., Class A	4,650	55,521
RPC, Inc.	37,300	176,429
SEACOR Marine Holdings, Inc.*	7,140	36,414
Seadrill Ltd.*	41,790	1,096,987
Select Water Solutions, Inc., Class A	51,240	442,714
Solaris Energy Infrastructure, Inc., Class A (x)	20,390	576,833
TETRA Technologies, Inc.*	79,550	267,288
Tidewater, Inc.*	27,390	1,263,501
Transocean Ltd.*	409,580	1,060,812
Valaris Ltd. (x)*	35,250	1,484,378

		25,055,540

Oil, Gas & Consumable Fuels (3.1%)
Ardmore Shipping Corp.	22,420	215,232
Berry Corp.	38,200	105,814
BKV Corp.*	9,500	229,140
California Resources Corp.	37,280	1,702,578
Calumet, Inc.*	38,500	606,567
Centrus Energy Corp., Class A (x)*	8,260	1,513,067
Clean Energy Fuels Corp.*	90,259	176,005
CNX Resources Corp.*	79,050	2,662,404
Comstock Resources, Inc.*	47,600	1,317,092
Core Natural Resources, Inc.	29,774	2,076,439
Crescent Energy Co., Class A	89,162	766,793
CVR Energy, Inc.	19,190	515,252
Delek US Holdings, Inc.	33,827	716,456
DHT Holdings, Inc.	75,800	819,398
Diversified Energy Co. plc (m)	26,390	387,141
Dorian LPG Ltd.	21,738	529,972

See Notes to Financial Statements.

1216

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Empire Petroleum Corp. (x)*	4,043	$21,347
Encore Energy Corp. (x)*	87,390	249,935
Energy Fuels, Inc. (x)*	103,800	596,850
Epsilon Energy Ltd.	2,600	19,188
Evolution Petroleum Corp. (x)	12,740	59,878
Excelerate Energy, Inc., Class A	11,010	322,813
FLEX LNG Ltd. (x)	14,400	316,512
FutureFuel Corp.	38,590	149,729
Golar LNG Ltd. (x)	55,400	2,281,926
Granite Ridge Resources, Inc.	28,290	180,207
Green Plains, Inc.*	35,780	215,753
Gulfport Energy Corp.*	8,480	1,705,922
Hallador Energy Co.*	14,810	234,442
HighPeak Energy, Inc. (x)	22,850	223,930
Infinity Natural Resources, Inc., Class A*	4,800	87,888
International Seaways, Inc.	22,684	827,512
Jura Energy Corp.*	690	13
Kinetik Holdings, Inc., Class A	24,760	1,090,678
Kosmos Energy Ltd.*	262,740	451,913
Magnolia Oil & Gas Corp., Class A	104,180	2,341,966
Murphy Oil Corp.	80,100	1,802,250
NACCO Industries, Inc., Class A	1,840	81,530
Navigator Holdings Ltd.	4,300	60,845
New Fortress Energy, Inc. (x)*	105,400	349,928
NextDecade Corp.*	64,930	578,526
NextNRG, Inc. (x)*	900	2,493
Nordic American Tankers Ltd.	131,701	346,374
Northern Oil & Gas, Inc. (x)	55,710	1,579,379
OPAL Fuels, Inc., Class A*	1,900	4,598
Par Pacific Holdings, Inc.*	29,560	784,227
PBF Energy, Inc., Class A	57,250	1,240,608
Peabody Energy Corp.	71,880	964,630
Prairie Operating Co. (x)*	16,200	48,519
PrimeEnergy Resources Corp.*	1,920	281,050
REX American Resources Corp.*	9,900	482,229
Riley Exploration Permian, Inc.	7,320	192,004
Sable Offshore Corp. (x)*	38,240	840,515
SandRidge Energy, Inc.	17,900	193,678
Scorpio Tankers, Inc.	25,930	1,014,641
SFL Corp. Ltd.	61,865	515,335
Sitio Royalties Corp., Class A	43,125	792,638
SM Energy Co.	60,610	1,497,673
Talos Energy, Inc.*	74,430	631,166
Teekay Corp. Ltd.	32,880	271,260
Teekay Tankers Ltd., Class A	12,850	536,102
Uranium Energy Corp. (x)*	237,880	1,617,584
VAALCO Energy, Inc. (x)	72,790	262,772
Verde Clean Fuels, Inc.*	460	1,582
Vital Energy, Inc.*	16,060	258,405
Vitesse Energy, Inc. (x)	13,700	302,633
W&T Offshore, Inc. (x)	126,944	209,458
World Kinect Corp. (x)	27,840	789,264

		44,251,648

Total Energy		69,307,188

Financials (19.2%)
Banks (10.5%)
1st Source Corp.	13,442	834,345
ACNB Corp.	3,470	148,655
Amalgamated Financial Corp.	13,690	427,128
Amerant Bancorp, Inc., Class A	20,310	370,251
Ameris Bancorp	37,094	2,399,982
Ames National Corp.	1,520	27,071
Arrow Financial Corp.	11,151	294,609
Associated Banc-Corp.	92,210	2,249,002
Atlantic Union Bankshares Corp.	79,697	2,492,922
Axos Financial, Inc.*	29,070	2,210,483
Banc of California, Inc.	73,407	1,031,368
BancFirst Corp.	11,170	1,380,835
Bancorp, Inc. (The)*	24,390	1,389,498
Bank First Corp.	4,990	587,073
Bank of Hawaii Corp.	20,960	1,415,429
Bank of Marin Bancorp	14,300	326,612
Bank of NT Butterfield & Son Ltd. (The)	22,970	1,017,112
Bank7 Corp.	2,030	84,915
BankFinancial Corp.	260	3,008
BankUnited, Inc.	43,400	1,544,606
Bankwell Financial Group, Inc.	1,800	64,854
Banner Corp.	17,800	1,141,870
Bar Harbor Bankshares	8,656	259,334
BayCom Corp.	5,530	153,236
BCB Bancorp, Inc.	8,440	71,065
Berkshire Hills Bancorp, Inc.	25,770	645,281
Blue Foundry Bancorp*	11,880	113,692
Blue Ridge Bankshares, Inc.*	2,520	9,047
Bridgewater Bancshares, Inc.*	15,470	246,128
Brookline Bancorp, Inc.	69,090	728,899
Burke & Herbert Financial Services Corp.	10,381	620,057
Business First Bancshares, Inc.	19,920	491,028
BV Financial, Inc.*	460	7,006
Byline Bancorp, Inc.	23,690	633,234
C&F Financial Corp.	120	7,408
Cadence Bank	102,310	3,271,874
California Bancorp*	4,770	75,175
Camden National Corp.	14,000	568,120
Capital Bancorp, Inc.	4,590	154,132
Capital City Bank Group, Inc.	6,860	269,941
Capitol Federal Financial, Inc.	78,900	481,290
Carter Bankshares, Inc.*	15,060	261,140
Cathay General Bancorp	39,097	1,780,086
CB Financial Services, Inc.	160	4,560
Central Pacific Financial Corp.	15,110	423,533
CF Bankshares, Inc.	110	2,637
Chain Bridge Bancorp, Inc., Class A*	180	4,639
Chemung Financial Corp.	1,110	53,802
ChoiceOne Financial Services, Inc.	3,210	92,127
Citizens & Northern Corp.	9,212	174,475
Citizens Community Bancorp, Inc.	270	3,726
Citizens Financial Services, Inc.	1,423	83,558
City Holding Co.	8,550	1,046,691
Civista Bancshares, Inc.	5,340	123,888
CNB Financial Corp.	11,060	252,832
Coastal Financial Corp.*	6,880	666,466
Colony Bankcorp, Inc.	6,780	111,667
Columbia Financial, Inc.*	22,170	321,687
Community Financial System, Inc.	28,302	1,609,535
Community Trust Bancorp, Inc.	11,915	630,542
Community West Bancshares	3,890	75,894
ConnectOne Bancorp, Inc.	36,358	842,051
Customers Bancorp, Inc.*	16,630	976,846

See Notes to Financial Statements.

1217

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
CVB Financial Corp.	76,087	$1,505,762
Dime Community Bancshares, Inc.	28,652	771,885
Eagle Bancorp Montana, Inc.	470	7,835
Eagle Bancorp, Inc.	15,450	300,966
Eagle Financial Services, Inc.	270	8,267
Eastern Bankshares, Inc.	111,149	1,697,245
ECB Bancorp, Inc.*	200	3,088
Enterprise Bancorp, Inc.	8,010	317,516
Enterprise Financial Services Corp.	19,447	1,071,530
Equity Bancshares, Inc., Class A	8,680	354,144
Esquire Financial Holdings, Inc.	3,590	339,829
ESSA Bancorp, Inc.	1,490	28,906
Farmers & Merchants Bancorp, Inc.	6,560	165,837
Farmers National Banc Corp.	17,900	246,841
FB Bancorp, Inc.*	870	9,787
FB Financial Corp.	19,016	861,425
Fidelity D&D Bancorp, Inc.	680	31,280
Financial Institutions, Inc.	10,860	278,885
Finward Bancorp	80	2,210
Finwise Bancorp*	210	3,152
First Bancorp (Nasdaq Stock Exchange)	26,570	1,171,471
First Bancorp (New York Stock Exchange)	98,900	2,060,087
First Bancorp, Inc. (The)	7,109	180,640
First Bank	5,140	79,516
First Busey Corp.	54,751	1,252,977
First Business Financial Services, Inc.	2,820	142,861
First Capital, Inc.	70	2,890
First Commonwealth Financial Corp.	69,063	1,120,892
First Community Bankshares, Inc.	7,920	310,226
First Community Corp.	290	7,070
First Financial Bancorp	54,043	1,311,083
First Financial Bankshares, Inc.	73,748	2,653,453
First Financial Corp.	6,050	327,849
First Financial Northwest, Inc. (r)*	1,350	1,431
First Foundation, Inc.*	60,510	308,601
First Internet Bancorp	2,340	62,946
First Interstate BancSystem, Inc., Class A	49,216	1,418,405
First Merchants Corp.	32,747	1,254,210
First Mid Bancshares, Inc.	18,070	677,444
First National Corp.	260	5,062
First Savings Financial Group, Inc.	200	5,008
First United Corp.	210	6,512
First Western Financial, Inc.*	2,760	62,266
Firstsun Capital Bancorp*	840	29,190
Five Star Bancorp	7,540	215,192
Flagstar Financial, Inc.	169,823	1,800,124
Flushing Financial Corp.	27,012	320,902
Franklin Financial Services Corp.	170	5,886
FS Bancorp, Inc.	1,320	51,982
Fulton Financial Corp.	100,340	1,810,134
FVCBankcorp, Inc.*	4,745	55,991
GBank Financial Holdings, Inc.*	1,250	44,262
German American Bancorp, Inc.	20,270	780,598
Glacier Bancorp, Inc.	63,978	2,756,172
Great Southern Bancorp, Inc.	4,510	265,098
Greene County Bancorp, Inc.	6,660	147,985
Guaranty Bancshares, Inc.	5,980	253,791
Hancock Whitney Corp.	49,287	2,829,074
Hanmi Financial Corp.	14,880	367,238
Hanover Bancorp, Inc.	130	2,976
HarborOne Bancorp, Inc.	27,284	318,677
Hawthorn Bancshares, Inc.	190	5,537
HBT Financial, Inc.	8,800	221,848
Heritage Commerce Corp.	30,500	302,865
Heritage Financial Corp.	26,162	623,702
Hilltop Holdings, Inc.	25,900	786,065
Hingham Institution For Savings (The) (x)	2,350	583,622
Home Bancorp, Inc.	6,320	327,250
Home BancShares, Inc.	111,991	3,187,264
HomeStreet, Inc.*	28,780	376,155
HomeTrust Bancshares, Inc.	8,790	328,834
Hope Bancorp, Inc.	74,114	795,243
Horizon Bancorp, Inc.	22,540	346,665
Independent Bank Corp.	12,440	403,180
Independent Bank Corp./MA	25,437	1,599,606
International Bancshares Corp.	31,590	2,102,630
Investar Holding Corp.	2,150	41,538
John Marshall Bancorp, Inc.	4,570	84,682
Kearny Financial Corp.	51,391	331,986
Lakeland Financial Corp.	13,900	854,155
Landmark Bancorp, Inc.	170	4,495
LCNB Corp.	2,120	30,804
LINKBANCORP, Inc.	2,860	20,907
Live Oak Bancshares, Inc.	17,600	524,480
MainStreet Bancshares, Inc.	260	4,914
Mercantile Bank Corp.	13,520	627,463
Meridian Corp.	420	5,414
Metrocity Bankshares, Inc.	18,110	517,584
Metropolitan Bank Holding Corp.*	5,930	415,100
Mid Penn Bancorp, Inc.	17,170	484,194
Middlefield Banc Corp.	1,020	30,712
Midland States Bancorp, Inc.	14,740	255,297
MidWestOne Financial Group, Inc.	9,230	265,547
MVB Financial Corp.	6,050	136,306
National Bank Holdings Corp., Class A	23,100	868,791
National Bankshares, Inc.	1,310	35,632
NB Bancorp, Inc.*	21,860	390,420
NBT Bancorp, Inc.	28,622	1,189,244
Nicolet Bankshares, Inc.	7,540	931,039
Northeast Bank	3,630	323,034
Northeast Community Bancorp, Inc.	4,450	103,440
Northfield Bancorp, Inc.	26,443	303,566
Northpointe Bancshares, Inc.	900	12,339
Northrim Bancorp, Inc.	2,400	223,824
Northwest Bancshares, Inc.	65,110	832,106
Norwood Financial Corp.	1,550	39,959
Oak Valley Bancorp	1,270	34,595
OceanFirst Financial Corp.	33,679	593,087
OFG Bancorp	24,000	1,027,200
Ohio Valley Banc Corp.	100	3,223
Old National Bancorp	179,162	3,823,317
Old Point Financial Corp.	240	9,420
Old Second Bancorp, Inc.	34,550	612,917
OP Bancorp	670	8,703
Orange County Bancorp, Inc.	2,390	61,758
Origin Bancorp, Inc.	15,590	557,187
Orrstown Financial Services, Inc.	10,360	329,759
Pacific Premier Bancorp, Inc.	49,943	1,053,298

See Notes to Financial Statements.

1218

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Park National Corp.	9,448	$1,580,272
Parke Bancorp, Inc.	2,970	60,499
Pathward Financial, Inc.	13,950	1,103,724
Patriot National Bancorp, Inc.*	12,780	19,426
PCB Bancorp	5,130	107,627
Peapack-Gladstone Financial Corp.	9,800	276,850
Penns Woods Bancorp, Inc.	270	8,197
Peoples Bancorp of North Carolina, Inc.	830	23,945
Peoples Bancorp, Inc.	17,308	528,586
Peoples Financial Services Corp.	4,640	229,077
Pioneer Bancorp, Inc.*	1,810	21,774
Plumas Bancorp	960	42,682
Ponce Financial Group, Inc.*	4,390	60,758
Preferred Bank	6,900	597,160
Primis Financial Corp.	15,980	173,383
Princeton Bancorp, Inc.	970	29,624
Provident Bancorp, Inc.*	5,300	66,197
Provident Financial Services, Inc.	82,653	1,448,907
QCR Holdings, Inc.	8,850	600,915
RBB Bancorp	10,280	176,919
Red River Bancshares, Inc.	2,350	137,945
Renasant Corp.	56,101	2,015,709
Republic Bancorp, Inc., Class A	4,860	355,315
Rhinebeck Bancorp, Inc.*	240	2,815
Richmond Mutual Bancorp, Inc.	580	8,004
Riverview Bancorp, Inc.	1,310	7,205
S&T Bancorp, Inc.	21,157	800,158
SB Financial Group, Inc.	260	4,966
Seacoast Banking Corp. of Florida	45,019	1,243,425
ServisFirst Bancshares, Inc.	29,930	2,319,874
Shore Bancshares, Inc.	13,875	218,115
Sierra Bancorp	10,346	307,173
Simmons First National Corp., Class A	66,099	1,253,237
SmartFinancial, Inc.	6,930	234,095
Sound Financial Bancorp, Inc.	60	2,760
South Plains Financial, Inc.	7,230	260,569
Southern First Bancshares, Inc.*	5,260	200,038
Southern Missouri Bancorp, Inc.	5,880	322,106
Southside Bancshares, Inc.	16,189	476,442
SR Bancorp, Inc.	710	9,585
Stellar Bancorp, Inc.	24,904	696,814
Sterling Bancorp, Inc. (r)*	4,450	—
Stock Yards Bancorp, Inc. (x)	14,850	1,172,853
Texas Capital Bancshares, Inc.*	24,700	1,961,180
Third Coast Bancshares, Inc.*	5,560	181,645
Timberland Bancorp, Inc.	1,200	37,440
Tompkins Financial Corp.	8,400	526,932
Towne Bank	43,921	1,501,220
TriCo Bancshares	15,372	622,412
Triumph Financial, Inc.*	12,300	677,853
TrustCo Bank Corp.	16,280	544,078
Trustmark Corp.	30,620	1,116,405
UMB Financial Corp.	40,623	4,271,915
Union Bankshares, Inc.	100	2,662
United Bankshares, Inc.	79,134	2,882,852
United Community Banks, Inc.	73,130	2,178,543
United Security Bancshares	270	2,335
Unity Bancorp, Inc.	3,830	180,316
Univest Financial Corp.	21,515	646,311
USCB Financial Holdings, Inc.	4,110	67,979
Valley National Bancorp	292,456	2,611,632
Veritex Holdings, Inc.	29,970	782,217
Virginia National Bankshares Corp.	1,190	44,030
WaFd, Inc.	44,467	1,301,994
Washington Trust Bancorp, Inc.	9,420	266,398
WesBanco, Inc.	52,923	1,673,954
West Bancorp, Inc.	11,260	221,034
Westamerica Bancorp	14,274	691,433
Western New England Bancorp, Inc.	840	7,753
WSFS Financial Corp.	35,045	1,927,475

		150,404,144

Capital Markets (1.7%)
Acadian Asset Management, Inc.	16,700	588,508
AlTi Global, Inc. (x)*	15,560	64,574
Artisan Partners Asset Management, Inc., Class A	38,790	1,719,561
Bakkt Holdings, Inc., Class A*	3,800	53,010
BGC Group, Inc., Class A	196,690	2,012,139
Cohen & Steers, Inc.	14,629	1,102,295
Diamond Hill Investment Group, Inc.	2,313	336,102
DigitalBridge Group, Inc.	84,100	870,435
Donnelley Financial Solutions, Inc.*	15,900	980,235
Forge Global Holdings, Inc. (x)*	6,372	121,323
GCM Grosvenor, Inc., Class A	22,180	256,401
Marex Group plc	17,800	702,566
MarketWise, Inc.	1,547	30,615
Moelis & Co., Class A	41,500	2,586,280
Open Lending Corp.*	143,900	279,166
P10, Inc., Class A	30,360	310,279
Patria Investments Ltd., Class A	29,050	408,443
Perella Weinberg Partners, Class A	27,020	524,728
Piper Sandler Cos.	9,280	2,579,283
PJT Partners, Inc., Class A	12,900	2,128,629
Siebert Financial Corp.*	1,700	7,514
Silvercrest Asset Management Group, Inc., Class A	4,840	76,762
StepStone Group, Inc., Class A	34,590	1,919,745
StoneX Group, Inc.*	25,270	2,303,108
Value Line, Inc.	1,350	52,853
Victory Capital Holdings, Inc., Class A	23,100	1,470,777
Virtus Investment Partners, Inc.	4,078	739,749
Westwood Holdings Group, Inc.	400	6,240
WisdomTree, Inc. (x)	72,380	833,094

		25,064,414

Consumer Finance (1.1%)
Atlanticus Holdings Corp.*	5,060	277,035
Bread Financial Holdings, Inc.	27,530	1,572,514
Consumer Portfolio Services, Inc.*	3,910	38,435
Dave, Inc.*	5,200	1,395,732
Encore Capital Group, Inc.*	15,700	607,747
Enova International, Inc.*	13,193	1,471,283
FirstCash Holdings, Inc.	21,275	2,875,103
Green Dot Corp., Class A*	23,400	252,252
LendingClub Corp.*	60,630	729,379
LendingTree, Inc.*	5,850	216,860
Medallion Financial Corp.	1,680	16,010
Navient Corp.	41,980	591,918
Nelnet, Inc., Class A	7,749	938,559

See Notes to Financial Statements.

1219

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
NerdWallet, Inc., Class A*	15,010	$164,660
Oportun Financial Corp.*	4,000	28,640
OppFi, Inc.	14,870	208,031
PRA Group, Inc.*	29,048	428,458
PROG Holdings, Inc.	24,740	726,119
Regional Management Corp.	6,580	192,202
Upstart Holdings, Inc. (x)*	47,020	3,041,254
Vroom, Inc.*	200	5,702
World Acceptance Corp.*	1,881	310,591

		16,088,484

Financial Services (2.6%)
Acacia Research Corp.*	17,090	61,182
Alerus Financial Corp.	7,240	156,674
AvidXchange Holdings, Inc.*	97,600	955,504
Banco Latinoamericano de Comercio Exterior SA, Class E	15,381	619,854
Burford Capital Ltd.	112,530	1,604,678
Cannae Holdings, Inc.	35,390	737,881
Cantaloupe, Inc.*	24,220	266,178
Cass Information Systems, Inc.	7,978	346,644
Compass Diversified Holdings	37,420	234,997
Enact Holdings, Inc.	16,060	596,629
Essent Group Ltd.	58,610	3,559,385
Evertec, Inc.	38,100	1,373,505
Federal Agricultural Mortgage Corp., Class C	4,850	942,258
Flywire Corp.*	67,814	793,424
HA Sustainable Infrastructure Capital, Inc. (x)	68,110	1,829,434
International Money Express, Inc.*	22,240	224,402
Jackson Financial, Inc., Class A	39,610	3,516,972
Marqeta, Inc., Class A*	261,860	1,526,644
Merchants Bancorp	14,510	479,846
NCR Atleos Corp.*	40,520	1,156,036
NewtekOne, Inc.	11,960	134,909
NMI Holdings, Inc., Class A*	43,400	1,831,046
Onity Group, Inc.*	1,100	41,987
Pagseguro Digital Ltd., Class A	106,100	1,022,804
Payoneer Global, Inc.*	159,060	1,089,561
Paysafe Ltd. (x)*	16,649	210,110
Paysign, Inc.*	3,800	27,360
PennyMac Financial Services, Inc.	16,390	1,633,100
Priority Technology Holdings, Inc.*	3,150	24,507
Radian Group, Inc.	84,100	3,029,282
Remitly Global, Inc.*	81,452	1,528,854
Repay Holdings Corp., Class A*	43,900	211,598
Sezzle, Inc. (x)*	9,660	1,731,555
StoneCo Ltd., Class A*	135,530	2,173,901
SWK Holdings Corp.	820	12,087
Velocity Financial, Inc.*	2,670	49,502
Walker & Dunlop, Inc.	18,045	1,271,812
Waterstone Financial, Inc.	14,720	203,283

		37,209,385

Insurance (2.4%)
Ambac Financial Group, Inc.*	18,100	128,510
American Coastal Insurance Corp.	18,280	203,274
AMERISAFE, Inc.	11,000	481,030
Baldwin Insurance Group, Inc. (The), Class A*	36,980	1,583,114
Bowhead Specialty Holdings, Inc.*	8,700	326,511
Citizens, Inc., Class A*	1,800	6,282
CNO Financial Group, Inc.	54,601	2,106,506
Crawford & Co., Class A	9,120	96,490
Donegal Group, Inc., Class A	13,044	261,206
eHealth, Inc.*	2,400	10,440
Employers Holdings, Inc.	13,611	642,167
Enstar Group Ltd.*	7,018	2,360,574
F&G Annuities & Life, Inc.	14,820	473,944
Fidelis Insurance Holdings Ltd.	32,400	537,192
Genworth Financial, Inc., Class A*	234,410	1,823,710
GoHealth, Inc., Class A*	1,770	9,823
Goosehead Insurance, Inc., Class A	13,310	1,404,338
Greenlight Capital Re Ltd., Class A*	18,493	265,744
Hamilton Insurance Group Ltd., Class B*	22,030	476,289
HCI Group, Inc.	5,000	761,000
Heritage Insurance Holdings, Inc.*	6,920	172,585
Hippo Holdings, Inc.*	13,001	363,118
Horace Mann Educators Corp.	23,137	994,197
Investors Title Co.	1,850	390,905
James River Group Holdings Ltd.	28,190	165,193
Kestrel Group Ltd.	710	18,829
Kingstone Cos., Inc.*	2,300	35,443
Kingsway Financial Services, Inc.*	5,690	77,043
Lemonade, Inc. (x)*	28,650	1,255,156
MBIA, Inc.*	43,720	189,745
Mercury General Corp.	13,500	909,090
NI Holdings, Inc.*	2,150	27,391
Oscar Health, Inc., Class A (x)*	109,190	2,341,034
Palomar Holdings, Inc.*	14,110	2,176,467
ProAssurance Corp.*	29,900	682,617
Root, Inc., Class A*	6,370	815,169
Safety Insurance Group, Inc.	8,375	664,891
Selective Insurance Group, Inc.	32,662	2,830,162
Selectquote, Inc.*	96,697	230,139
SiriusPoint Ltd.*	55,380	1,129,198
Skyward Specialty Insurance Group, Inc.*	20,860	1,205,499
Stewart Information Services Corp.	15,197	989,325
Tiptree, Inc., Class A	13,910	327,998
Trupanion, Inc.*	19,900	1,101,465
United Fire Group, Inc.	10,044	288,263
Universal Insurance Holdings, Inc.	14,290	396,262

		33,735,328

Mortgage Real Estate Investment Trusts (REITs) (0.9%)
Advanced Flower Capital, Inc. (REIT) (x)	17,350	77,728
AG Mortgage Investment Trust, Inc. (REIT)	4,230	31,936
Angel Oak Mortgage REIT, Inc. (REIT)	7,970	75,077
Apollo Commercial Real Estate Finance, Inc. (REIT)	86,507	837,388
Arbor Realty Trust, Inc. (REIT) (x)	101,860	1,089,902
Ares Commercial Real Estate Corp. (REIT) (x)	28,460	135,754
ARMOUR Residential REIT, Inc. (REIT) (x)	46,100	774,941
Blackstone Mortgage Trust, Inc. (REIT), Class A	97,510	1,877,067
BrightSpire Capital, Inc. (REIT), Class A	102,580	518,029

See Notes to Financial Statements.

1220

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Chicago Atlantic Real Estate Finance, Inc. (REIT)	9,550	$133,318
Chimera Investment Corp. (REIT)	39,423	546,797
Claros Mortgage Trust, Inc. (REIT)	46,400	132,240
Dynex Capital, Inc. (REIT) (x)	58,900	719,758
Ellington Financial, Inc. (REIT) (x)	51,610	670,414
Franklin BSP Realty Trust, Inc. (REIT)	42,443	453,716
Invesco Mortgage Capital, Inc. (REIT) (x)	31,679	248,363
KKR Real Estate Finance Trust, Inc. (REIT)	26,100	228,897
Ladder Capital Corp. (REIT)	65,148	700,341
MFA Financial, Inc. (REIT)	65,875	623,177
New York Mortgage Trust, Inc. (REIT)	44,550	298,485
Nexpoint Real Estate Finance, Inc. (REIT)	6,610	91,152
Orchid Island Capital, Inc. (REIT) (x)	60,209	422,065
PennyMac Mortgage Investment Trust (REIT) (x)	50,745	652,581
Ready Capital Corp. (REIT) (x)	85,589	374,024
Redwood Trust, Inc. (REIT)	97,471	576,054
Seven Hills Realty Trust (REIT)	1,460	17,622
Sunrise Realty Trust, Inc. (REIT)	6,816	72,250
TPG RE Finance Trust, Inc. (REIT)	23,230	179,336
Two Harbors Investment Corp. (REIT)	67,000	721,590

		13,280,002

Total Financials		275,781,757

Health Care (15.7%)
Biotechnology (7.0%)
4D Molecular Therapeutics, Inc.*	32,690	121,280
89bio, Inc.*	61,550	604,421
Abeona Therapeutics, Inc.*	8,960	50,893
Absci Corp. (x)*	96,450	247,876
ACADIA Pharmaceuticals, Inc.*	69,530	1,499,762
Actuate Therapeutics, Inc.*	940	5,743
ADC Therapeutics SA (x)*	16,530	44,300
ADMA Biologics, Inc.*	121,710	2,216,339
Agios Pharmaceuticals, Inc.*	32,000	1,064,320
Akebia Therapeutics, Inc.*	139,670	508,399
Akero Therapeutics, Inc.*	39,050	2,083,708
Aldeyra Therapeutics, Inc.*	34,100	130,603
Alector, Inc.*	49,570	69,398
Alkermes plc*	94,840	2,713,372
Allogene Therapeutics, Inc. (x)*	140,441	158,698
Altimmune, Inc. (x)*	43,300	167,571
Amicus Therapeutics, Inc.*	164,780	944,189
AnaptysBio, Inc.*	14,000	310,800
Anavex Life Sciences Corp. (x)*	45,920	423,382
Anika Therapeutics, Inc.*	11,700	123,786
Annexon, Inc.*	81,310	195,144
Apogee Therapeutics, Inc.*	22,120	960,672
Arbutus Biopharma Corp.*	79,900	246,891
Arcellx, Inc.*	24,210	1,594,228
Arcturus Therapeutics Holdings, Inc. (x)*	17,120	222,731
Arcus Biosciences, Inc.*	25,900	210,826
Arcutis Biotherapeutics, Inc.*	59,660	836,433
Ardelyx, Inc.*	158,280	620,458
ArriVent Biopharma, Inc. (x)*	15,680	341,354
Arrowhead Pharmaceuticals, Inc.*	73,090	1,154,822
ARS Pharmaceuticals, Inc. (x)*	27,230	475,164
Astria Therapeutics, Inc.*	30,600	164,016
aTyr Pharma, Inc.*	27,600	139,932
Aura Biosciences, Inc. (x)*	20,350	127,391
Aurinia Pharmaceuticals, Inc.*	67,600	572,572
Avidity Biosciences, Inc.*	60,570	1,720,188
Avita Medical, Inc. (x)*	11,520	60,941
Beam Therapeutics, Inc.*	50,600	860,706
Benitec Biopharma, Inc.*	1,040	12,168
Bicara Therapeutics, Inc. (x)*	21,580	200,478
BioCryst Pharmaceuticals, Inc.*	139,430	1,249,293
Biohaven Ltd.*	47,120	664,863
Blueprint Medicines Corp.*	35,310	4,526,036
Bridgebio Pharma, Inc.*	87,361	3,772,248
Bright Minds Biosciences, Inc.*	190	4,961
Candel Therapeutics, Inc. (x)*	34,890	176,543
Capricor Therapeutics, Inc. (x)*	46,510	461,844
Cardiff Oncology, Inc. (x)*	30,180	95,067
CareDx, Inc.*	25,150	491,431
Cargo Therapeutics, Inc.*	35,860	147,743
Cartesian Therapeutics, Inc. (x)*	4,938	51,306
Catalyst Pharmaceuticals, Inc.*	59,820	1,298,094
Celcuity, Inc.*	17,530	234,026
Celldex Therapeutics, Inc.*	36,270	738,095
CG oncology, Inc.*	26,390	686,140
Cidara Therapeutics, Inc.*	9,390	457,387
Cogent Biosciences, Inc.*	39,700	285,046
Coherus Oncology, Inc.*	119,670	87,515
Compass Therapeutics, Inc. (x)*	40,780	106,028
Corvus Pharmaceuticals, Inc.*	8,560	34,240
Crinetics Pharmaceuticals, Inc.*	48,110	1,383,644
CRISPR Therapeutics AG*	46,240	2,249,114
Cullinan Therapeutics, Inc.*	24,240	182,527
Cytokinetics, Inc.*	62,730	2,072,599
Day One Biopharmaceuticals, Inc.*	33,500	217,750
Denali Therapeutics, Inc.*	69,810	976,642
Design Therapeutics, Inc.*	29,590	99,718
DiaMedica Therapeutics, Inc.*	1,340	5,226
Dianthus Therapeutics, Inc. (x)*	13,420	250,015
Disc Medicine, Inc.*	12,510	662,530
Dynavax Technologies Corp.*	69,210	686,563
Dyne Therapeutics, Inc.*	45,320	431,446
Editas Medicine, Inc.*	83,680	184,096
Eledon Pharmaceuticals, Inc.*	2,330	6,314
Emergent BioSolutions, Inc.*	9,540	60,865
Enanta Pharmaceuticals, Inc.*	21,930	165,791
Entrada Therapeutics, Inc.*	11,820	79,430
Erasca, Inc.*	119,880	152,248
Fate Therapeutics, Inc.*	88,970	99,646
Fennec Pharmaceuticals, Inc.*	4,560	37,848
Foghorn Therapeutics, Inc.*	14,460	67,962
Geron Corp.*	323,381	455,967
Gossamer Bio, Inc.*	13,210	16,248
GRAIL, Inc.*	17,040	876,197
Greenwich Lifesciences, Inc. (x)*	740	6,712
Gyre Therapeutics, Inc. (x)*	8,360	61,446
Heron Therapeutics, Inc. (x)*	106,560	220,579
Humacyte, Inc. (x)*	90,790	189,751
Ideaya Biosciences, Inc.*	46,320	973,646
ImmunityBio, Inc. (x)*	128,510	339,266

See Notes to Financial Statements.

1221

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Immunome, Inc.*	28,870	$268,491
Immunovant, Inc.*	38,170	610,720
Inhibikase Therapeutics, Inc.*	1,440	2,808
Inhibrx Biosciences, Inc. (x)*	10,350	147,694
Inmune Bio, Inc. (x)*	12,290	28,390
Intellia Therapeutics, Inc.*	54,100	507,458
Iovance Biotherapeutics, Inc. (x)*	133,910	230,325
Ironwood Pharmaceuticals, Inc., Class A*	96,380	69,124
iTeos Therapeutics, Inc.*	22,380	223,129
Jade Biosciences, Inc. (x)	6,107	61,009
Janux Therapeutics, Inc.*	22,000	508,200
KalVista Pharmaceuticals, Inc.*	23,890	270,076
Keros Therapeutics, Inc.*	16,550	220,942
Kodiak Sciences, Inc.*	40,670	151,699
Korro Bio, Inc. (x)*	4,760	59,452
Krystal Biotech, Inc.*	13,930	1,914,818
Kura Oncology, Inc.*	37,730	217,702
Kymera Therapeutics, Inc.*	25,140	1,097,110
Larimar Therapeutics, Inc.*	27,750	80,198
Lexeo Therapeutics, Inc.*	16,170	65,003
Madrigal Pharmaceuticals, Inc.*	9,850	2,981,004
MannKind Corp.*	148,910	556,923
MeiraGTx Holdings plc*	31,450	205,054
Metsera, Inc. (x)*	7,870	223,901
MiMedx Group, Inc.*	64,300	392,873
Mineralys Therapeutics, Inc.*	14,110	190,908
Mirum Pharmaceuticals, Inc.*	22,030	1,121,107
Monopar Therapeutics, Inc.*	280	10,018
Monte Rosa Therapeutics, Inc. (x)*	36,220	163,352
Myriad Genetics, Inc.*	46,890	248,986
Neurogene, Inc.*	6,640	99,268
Nkarta, Inc.*	48,500	80,510
Novavax, Inc. (x)*	79,330	499,779
Nurix Therapeutics, Inc.*	33,980	387,032
Nuvalent, Inc., Class A*	24,010	1,831,963
Nuvectis Pharma, Inc.*	980	7,321
Olema Pharmaceuticals, Inc. (x)*	46,510	198,133
Organogenesis Holdings, Inc., Class A (x)*	87,450	320,067
ORIC Pharmaceuticals, Inc.*	34,790	353,119
Oruka Therapeutics, Inc.	1,630	18,272
Palvella Therapeutics, Inc.*	880	19,835
PDL BioPharma, Inc. (r)*	111,727	—
Perspective Therapeutics, Inc.*	43,500	149,640
Praxis Precision Medicines, Inc.*	9,680	407,044
Precigen, Inc. (x)*	139,660	198,317
Prime Medicine, Inc. (x)*	85,930	212,247
Protagonist Therapeutics, Inc.*	37,170	2,054,386
Protalix BioTherapeutics, Inc.*	5,860	8,673
Protara Therapeutics, Inc.*	2,510	7,605
Prothena Corp. plc*	41,240	250,327
PTC Therapeutics, Inc.*	46,970	2,294,015
Puma Biotechnology, Inc.*	6,900	23,667
Recursion Pharmaceuticals, Inc., Class A (x)*	189,701	959,887
REGENXBIO, Inc.*	34,730	285,133
Relay Therapeutics, Inc.*	66,980	231,751
Replimune Group, Inc.*	24,930	231,600
Rezolute, Inc.*	8,070	35,992
Rhythm Pharmaceuticals, Inc.*	34,250	2,164,258
Rigel Pharmaceuticals, Inc.*	23,844	446,598
Rocket Pharmaceuticals, Inc.*	90,140	220,843
Sage Therapeutics, Inc.*	26,300	239,856
Sana Biotechnology, Inc. (x)*	100,550	274,502
Savara, Inc. (x)*	67,280	153,398
Scholar Rock Holding Corp.*	42,530	1,506,413
SELLAS Life Sciences Group, Inc. (x)*	24,980	54,706
Sionna Therapeutics, Inc. (x)*	1,310	22,729
Soleno Therapeutics, Inc.*	22,450	1,880,861
Solid Biosciences, Inc.*	46,880	228,306
Spyre Therapeutics, Inc. (x)*	19,440	291,017
Stoke Therapeutics, Inc.*	22,610	256,624
Syndax Pharmaceuticals, Inc.*	44,110	413,090
Tango Therapeutics, Inc. (x)*	71,630	366,746
Taysha Gene Therapies, Inc.*	99,710	230,330
Tectonic Therapeutic, Inc.*	1,720	34,176
Tevogen Bio Holdings, Inc.*	14,920	18,650
TG Therapeutics, Inc.*	81,140	2,920,229
Tonix Pharmaceuticals Holding Corp.*	7,710	277,406
Tourmaline Bio, Inc.*	13,440	214,906
Travere Therapeutics, Inc.*	49,250	728,900
TriSalus Life Sciences, Inc.*	580	3,161
TuHURA Biosciences, Inc.*	2,570	5,731
Twist Bioscience Corp.*	30,922	1,137,620
Tyra Biosciences, Inc. (x)*	17,650	168,911
Upstream Bio, Inc. (x)*	9,710	106,616
UroGen Pharma Ltd.*	18,000	246,600
Vanda Pharmaceuticals, Inc.*	60,370	284,946
Vaxcyte, Inc.*	66,892	2,174,659
Vera Therapeutics, Inc., Class A*	28,750	677,350
Veracyte, Inc.*	47,090	1,272,843
Verastem, Inc. (x)*	50,220	208,413
Vericel Corp.*	25,460	1,083,323
Verve Therapeutics, Inc.*	35,220	395,521
Vir Biotechnology, Inc.*	44,720	225,389
Viridian Therapeutics, Inc.*	35,140	491,257
Voyager Therapeutics, Inc. (x)*	25,910	80,580
Xencor, Inc.*	32,400	254,664
Xenon Pharmaceuticals, Inc.*	42,450	1,328,685
XOMA Royalty Corp.*	1,780	44,856
Y-mAbs Therapeutics, Inc.*	32,670	147,342
Zenas Biopharma, Inc. (x)*	6,840	66,280
Zymeworks, Inc.*	24,460	306,973

		100,635,968

Health Care Equipment & Supplies (2.9%)
Accuray, Inc. (x)*	26,910	36,867
Alphatec Holdings, Inc.*	64,800	719,280
AngioDynamics, Inc.*	30,160	299,187
Anteris Technologies Global Corp.*	2,300	8,717
Artivion, Inc.*	29,338	912,412
AtriCure, Inc.*	27,900	914,283
Avanos Medical, Inc.*	26,400	323,136
Axogen, Inc.*	30,540	331,359
Beta Bionics, Inc. (x)*	5,500	80,080
Bioventus, Inc., Class A*	8,930	59,117
Butterfly Network, Inc., Class A*	31,100	62,200
Ceribell, Inc.*	3,100	58,063
Cerus Corp.*	106,950	150,799
ClearPoint Neuro, Inc.*	3,200	38,208
CONMED Corp.	21,187	1,103,419

See Notes to Financial Statements.

1222

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
CVRx, Inc.*	4,380	$25,754
Delcath Systems, Inc.*	5,300	72,080
Electromed, Inc.*	600	13,194
Embecta Corp.	28,900	280,041
Enovis Corp.*	31,900	1,000,384
Glaukos Corp.*	31,282	3,231,118
Haemonetics Corp.*	28,180	2,102,510
ICU Medical, Inc.*	13,540	1,789,311
Inogen, Inc.*	21,340	150,020
Integer Holdings Corp.*	19,288	2,371,845
Integra LifeSciences Holdings Corp.*	38,490	472,272
iRadimed Corp.	4,900	292,971
iRhythm Technologies, Inc.*	17,560	2,703,538
Kestra Medical Technologies Ltd.*	2,800	46,424
KORU Medical Systems, Inc.*	1,800	6,444
Lantheus Holdings, Inc.*	37,500	3,069,750
LeMaitre Vascular, Inc.	11,390	945,939
LENSAR, Inc.*	1,100	14,487
LivaNova plc*	30,630	1,378,963
Lucid Diagnostics, Inc.*	11,100	12,765
Merit Medical Systems, Inc.*	34,637	3,237,867
Myomo, Inc.*	6,000	12,960
Neogen Corp.*	122,523	585,660
Neuronetics, Inc.*	6,000	20,940
NeuroPace, Inc.*	4,170	46,454
Novocure Ltd.*	59,800	1,064,440
Omnicell, Inc.*	33,055	971,817
OraSure Technologies, Inc.*	70,386	211,158
Orthofix Medical, Inc.*	23,334	260,174
OrthoPediatrics Corp.*	7,550	162,174
Outset Medical, Inc.*	4,000	76,840
PROCEPT BioRobotics Corp.*	29,340	1,689,984
Pro-Dex, Inc.*	500	21,820
Pulmonx Corp.*	22,890	59,285
Pulse Biosciences, Inc. (x)*	8,510	128,416
QuidelOrtho Corp.*	37,900	1,092,278
RxSight, Inc.*	19,100	248,300
Sanara Medtech, Inc.*	910	25,835
SANUWAVE Health, Inc.*	1,100	36,146
Semler Scientific, Inc.*	6,800	263,432
SI-BONE, Inc.*	36,700	690,694
Sight Sciences, Inc.*	19,090	78,842
STAAR Surgical Co. (x)*	30,780	516,488
Stereotaxis, Inc. (x)*	5,390	11,427
Surmodics, Inc.*	8,321	247,217
Tactile Systems Technology, Inc.*	22,400	227,136
Tandem Diabetes Care, Inc.*	36,370	677,937
TransMedics Group, Inc.*	18,030	2,416,200
Treace Medical Concepts, Inc.*	35,250	207,270
UFP Technologies, Inc.*	3,990	974,198
Utah Medical Products, Inc.	2,750	156,530
Varex Imaging Corp.*	20,500	177,735
Zimvie, Inc.*	16,830	157,361

		41,831,952

Health Care Providers & Services (3.3%)
AdaptHealth Corp., Class A*	57,167	539,085
Addus HomeCare Corp.*	9,700	1,117,343
agilon health, Inc.*	173,240	398,452
AirSculpt Technologies, Inc. (x)*	25,510	123,213
Alignment Healthcare, Inc.*	71,350	998,900
AMN Healthcare Services, Inc.*	22,500	465,075
Ardent Health, Inc.*	2,700	36,882
Astrana Health, Inc.*	23,200	577,216
Aveanna Healthcare Holdings, Inc.*	39,270	205,382
BrightSpring Health Services, Inc.*	47,260	1,114,864
Brookdale Senior Living, Inc.*	128,300	892,968
Castle Biosciences, Inc.*	21,550	440,051
Clover Health Investments Corp., Class A*	225,600	629,424
Community Health Systems, Inc.*	68,700	233,580
Concentra Group Holdings Parent, Inc.	60,388	1,242,181
CorVel Corp.*	16,300	1,675,314
Cross Country Healthcare, Inc.*	19,715	257,281
DocGo, Inc.*	59,090	92,771
Enhabit, Inc.*	23,430	225,865
Ensign Group, Inc. (The)	31,170	4,808,284
Fulgent Genetics, Inc.*	12,900	256,452
GeneDx Holdings Corp., Class A*	10,450	964,640
Guardant Health, Inc.*	66,270	3,448,691
HealthEquity, Inc.*	47,540	4,980,290
Hims & Hers Health, Inc.*	106,570	5,312,515
Innovage Holding Corp.*	25,370	93,615
Joint Corp. (The)*	12,880	148,635
LifeStance Health Group, Inc.*	81,300	420,321
Nano-X Imaging Ltd. (x)*	43,610	225,464
National HealthCare Corp.	7,300	781,173
National Research Corp.	8,625	144,900
NeoGenomics, Inc.*	80,540	588,747
Nutex Health, Inc.*	1,600	199,184
Oncology Institute, Inc. (The)*	19,000	38,950
OPKO Health, Inc.*	196,300	259,116
Option Care Health, Inc.*	94,925	3,083,164
Owens & Minor, Inc.*	37,000	336,700
PACS Group, Inc.*	21,970	283,852
Pediatrix Medical Group, Inc.*	48,100	690,235
Pennant Group, Inc. (The)*	17,110	510,734
Performant Healthcare, Inc.*	3,230	12,920
Premier, Inc., Class A	51,100	1,120,623
Privia Health Group, Inc.*	59,176	1,361,048
Progyny, Inc.*	47,420	1,043,240
RadNet, Inc.*	37,130	2,113,068
SBC Medical Group Holdings, Inc.*	1,000	4,640
Select Medical Holdings Corp.	59,703	906,292
Sonida Senior Living, Inc.*	1,560	38,922
Surgery Partners, Inc.*	43,130	958,780
Talkspace, Inc.*	57,980	161,184
US Physical Therapy, Inc.	9,887	773,163
Viemed Healthcare, Inc.*	4,260	29,437

		47,364,826

Health Care Technology (0.5%)
Claritev Corp.*	1,200	54,156
Definitive Healthcare Corp., Class A*	62,260	242,814
Evolent Health, Inc., Class A*	62,650	705,439
Health Catalyst, Inc.*	33,140	124,938
HealthStream, Inc.	13,000	359,710
LifeMD, Inc.*	28,730	391,302
OptimizeRx Corp.*	27,900	376,650
Phreesia, Inc.*	30,800	876,568
Schrodinger, Inc.*	28,835	580,160

See Notes to Financial Statements.

1223

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Simulations Plus, Inc.	6,900	$120,405
Teladoc Health, Inc.*	95,600	832,676
Waystar Holding Corp.*	50,910	2,080,692

		6,745,510

Life Sciences Tools & Services (0.4%)
10X Genomics, Inc., Class A*	59,000	683,220
Adaptive Biotechnologies Corp.*	83,500	972,775
Alpha Teknova, Inc.*	2,500	12,275
Azenta, Inc.*	22,800	701,784
BioLife Solutions, Inc.*	17,850	384,489
Codexis, Inc.*	65,790	160,528
CryoPort, Inc.*	27,870	207,910
Cytek Biosciences, Inc.*	100,875	342,975
Fortrea Holdings, Inc.*	26,200	129,428
Lifecore Biomedical, Inc.*	6,090	49,451
Maravai LifeSciences Holdings, Inc., Class A (x)*	78,730	189,739
MaxCyte, Inc.*	60,760	132,457
Mesa Laboratories, Inc.	2,400	226,128
Niagen Bioscience, Inc.*	29,150	420,052
OmniAb, Inc. (Earn Out Shares) (r)*	7,376	—
OmniAb, Inc. (Nasdaq Stock Exchange) (x)*	73,958	128,687
Pacific Biosciences of California, Inc. (x)*	227,310	281,864
Personalis, Inc.*	10,400	68,224
Quanterix Corp.*	27,200	180,880
Quantum-Si, Inc. (x)*	136,320	267,187
Standard BioTools, Inc.*	169,430	203,316

		5,743,369

Pharmaceuticals (1.6%)
Aardvark Therapeutics, Inc.*	500	6,760
Aclaris Therapeutics, Inc.*	7,600	10,792
Alumis, Inc. (x)*	40,512	121,536
Amneal Pharmaceuticals, Inc.*	93,066	752,904
Amphastar Pharmaceuticals, Inc.*	20,500	470,680
Amylyx Pharmaceuticals, Inc.*	11,500	73,715
ANI Pharmaceuticals, Inc.*	10,380	677,295
Aquestive Therapeutics, Inc. (x)*	53,980	178,674
Arvinas, Inc.*	36,080	265,549
Atea Pharmaceuticals, Inc.*	69,590	250,524
Avadel Pharmaceuticals plc (ADR) (x)*	51,900	459,315
Axsome Therapeutics, Inc.*	22,330	2,331,029
BioAge Labs, Inc.*	4,000	16,520
Biote Corp., Class A*	5,300	21,306
Collegium Pharmaceutical, Inc.*	21,600	638,712
CorMedix, Inc.*	35,910	442,411
Edgewise Therapeutics, Inc.*	40,770	534,495
Enliven Therapeutics, Inc.*	19,770	396,586
Esperion Therapeutics, Inc.*	162,730	160,191
Eton Pharmaceuticals, Inc.*	4,800	68,400
Evolus, Inc.*	33,100	304,851
EyePoint Pharmaceuticals, Inc.*	31,760	298,862
Fulcrum Therapeutics, Inc.*	39,360	270,797
Harmony Biosciences Holdings, Inc.*	24,420	771,672
Harrow, Inc.*	15,170	463,292
Indivior plc (x)*	67,800	999,372
Innoviva, Inc.*	31,200	626,808
Journey Medical Corp.*	1,100	7,898
LENZ Therapeutics, Inc. (x)*	7,798	228,559
Ligand Pharmaceuticals, Inc.*	9,726	1,105,652
Liquidia Corp.*	37,000	461,020
Maze Therapeutics, Inc. (x)*	4,400	53,988
MBX Biosciences, Inc. (x)*	5,100	58,191
MediWound Ltd. (x)*	2,150	41,645
Mind Medicine MindMed, Inc. (x)*	40,430	262,391
Nuvation Bio, Inc. (x)*	117,730	229,574
Ocular Therapeutix, Inc.*	87,380	810,886
Omeros Corp. (x)*	38,990	116,970
Pacira BioSciences, Inc.*	22,400	535,360
Phathom Pharmaceuticals, Inc.*	25,980	249,148
Phibro Animal Health Corp., Class A	14,740	376,460
Prestige Consumer Healthcare, Inc.*	30,000	2,395,500
Rapport Therapeutics, Inc.*	6,450	73,336
scPharmaceuticals, Inc. (x)*	11,540	43,967
Septerna, Inc. (x)*	9,400	99,358
SIGA Technologies, Inc.	32,920	214,638
Supernus Pharmaceuticals, Inc.*	26,600	838,432
Tarsus Pharmaceuticals, Inc.*	20,660	836,937
Terns Pharmaceuticals, Inc.*	45,820	170,909
Theravance Biopharma, Inc.*	34,900	384,947
Third Harmonic Bio, Inc.*	13,110	71,187
Trevi Therapeutics, Inc.*	67,600	369,772
Tvardi Therapeutics, Inc.*	800	18,664
WaVe Life Sciences Ltd.*	50,560	328,640
Xeris Biopharma Holdings, Inc.*	77,120	360,150
Zevra Therapeutics, Inc.*	45,430	400,238

		22,757,465

Total Health Care		225,079,090

Industrials (16.9%)
Aerospace & Defense (1.6%)
AAR Corp.*	19,112	1,314,714
AeroVironment, Inc.*	15,391	4,385,665
AerSale Corp.*	28,110	168,941
Archer Aviation, Inc., Class A*	304,650	3,305,452
Astronics Corp.*	16,910	566,147
Byrna Technologies, Inc.*	10,120	312,506
Cadre Holdings, Inc.	14,620	465,647
Ducommun, Inc.*	7,620	629,641
Eve Holding, Inc.*	12,240	83,966
Intuitive Machines, Inc. (x)*	61,140	664,592
Kratos Defense & Security Solutions, Inc.*	81,860	3,802,397
Mercury Systems, Inc.*	30,780	1,657,811
Moog, Inc., Class A	15,433	2,792,910
National Presto Industries, Inc.	2,410	236,084
Park Aerospace Corp.	12,892	190,415
Redwire Corp.*	30,160	491,608
Satellogic, Inc., Class A (x)*	13,460	48,725
Triumph Group, Inc.*	45,730	1,177,547
V2X, Inc.*	9,150	444,233

		22,739,001

Air Freight & Logistics (0.1%)
Forward Air Corp. (x)*	17,240	423,070
Hub Group, Inc., Class A	32,006	1,069,961
Radiant Logistics, Inc.*	21,130	128,470

		1,621,501

See Notes to Financial Statements.

1224

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Building Products (1.4%)
American Woodmark Corp.*	9,600	$512,352
Apogee Enterprises, Inc.	11,160	453,096
AZZ, Inc.	16,486	1,557,597
CSW Industrials, Inc.	9,220	2,644,573
Gibraltar Industries, Inc.*	18,300	1,079,700
Griffon Corp.	21,063	1,524,329
Insteel Industries, Inc.	7,920	294,703
Janus International Group, Inc.*	79,670	648,514
JELD-WEN Holding, Inc.*	74,196	290,849
Masterbrand, Inc.*	69,310	757,558
Quanex Building Products Corp.	25,027	473,010
Resideo Technologies, Inc.*	78,360	1,728,622
Tecnoglass, Inc.	12,620	976,283
UFP Industries, Inc.	33,982	3,376,452
Zurn Elkay Water Solutions Corp.	84,030	3,072,977

		19,390,615

Commercial Services & Supplies (1.8%)
ABM Industries, Inc.	37,032	1,748,281
ACCO Brands Corp.	53,536	191,659
Acme United Corp.	150	6,217
ACV Auctions, Inc., Class A*	93,850	1,522,247
BrightView Holdings, Inc.*	24,840	413,586
Brink’s Co. (The)	25,240	2,253,680
Casella Waste Systems, Inc., Class A*	34,350	3,963,303
CECO Environmental Corp. (x)*	15,880	449,563
Cimpress plc*	10,000	470,000
CompX International, Inc.	680	18,068
CoreCivic, Inc.*	60,290	1,270,310
Deluxe Corp.	28,261	449,633
Driven Brands Holdings, Inc.*	33,650	590,894
Ennis, Inc.	19,906	361,095
Enviri Corp.*	46,800	406,224
GEO Group, Inc. (The)*	76,420	1,830,259
Healthcare Services Group, Inc.*	39,869	599,231
HNI Corp.	27,112	1,333,368
Interface, Inc., Class A	29,998	627,858
Liquidity Services, Inc.*	11,790	278,126
MillerKnoll, Inc.	41,589	807,658
Montrose Environmental Group, Inc.*	14,920	326,599
NL Industries, Inc.	7,055	45,152
OPENLANE, Inc.*	57,130	1,396,828
Perma-Fix Environmental Services, Inc. (x)*	3,590	37,767
Pitney Bowes, Inc.	92,900	1,013,539
Quad/Graphics, Inc.	10,450	59,042
Steelcase, Inc., Class A	47,972	500,348
UniFirst Corp.	8,805	1,657,277
Vestis Corp.	64,470	369,413
Virco Mfg. Corp.	6,420	51,232
VSE Corp.	11,350	1,486,623

		26,535,080

Construction & Engineering (2.2%)
Ameresco, Inc., Class A*	30,310	460,409
Arcosa, Inc.	27,700	2,401,867
Argan, Inc.	6,780	1,494,854
Bowman Consulting Group Ltd., Class A*	6,620	190,325
Centuri Holdings, Inc.*	17,820	399,881
Concrete Pumping Holdings, Inc.	10,730	65,989
Construction Partners, Inc., Class A*	26,230	2,787,724
Dycom Industries, Inc.*	15,276	3,733,302
Fluor Corp.*	95,890	4,916,280
Granite Construction, Inc. (x)	23,215	2,170,835
Great Lakes Dredge & Dock Corp.*	31,400	382,766
IES Holdings, Inc.*	5,050	1,495,962
Limbach Holdings, Inc.*	5,740	804,174
Matrix Service Co.*	8,800	118,888
MYR Group, Inc.*	8,540	1,549,583
NWPX Infrastructure, Inc.*	3,410	139,844
Orion Group Holdings, Inc.*	11,440	103,761
Primoris Services Corp.	30,250	2,357,685
Southland Holdings, Inc.*	2,720	11,370
Sterling Infrastructure, Inc.*	16,980	3,917,795
Tutor Perini Corp.*	29,635	1,386,325

		30,889,619

Electrical Equipment (1.6%)
Allient, Inc.	6,520	236,741
American Superconductor Corp.*	19,170	703,347
Amprius Technologies, Inc. (x)*	81,620	343,620
Array Technologies, Inc.*	78,200	461,380
Atkore, Inc.	19,920	1,405,356
Bloom Energy Corp., Class A*	114,800	2,746,016
Complete Solaria, Inc.*	14,100	25,944
EnerSys	21,829	1,872,273
Enovix Corp. (x)*	83,470	863,080
Eos Energy Enterprises, Inc.*	124,300	636,416
Fluence Energy, Inc., Class A (x)*	31,690	212,640
Hyliion Holdings Corp. (x)*	90,820	119,882
KULR Technology Group, Inc. (x)*	28,900	206,057
LSI Industries, Inc.	15,720	267,397
NANO Nuclear Energy, Inc. (x)*	13,500	465,615
Net Power, Inc.*	57,360	141,679
NEXTracker, Inc., Class A*	80,262	4,363,845
NuScale Power Corp., Class A (x)*	70,820	2,801,639
Plug Power, Inc. (x)*	437,480	651,845
Powell Industries, Inc.	4,960	1,043,832
Power Solutions International, Inc. (x)*	3,700	239,316
Preformed Line Products Co.	2,590	413,908
Shoals Technologies Group, Inc., Class A*	85,950	365,288
SKYX Platforms Corp.*	5,100	5,330
Sunrun, Inc.*	122,760	1,004,177
T1 Energy, Inc. (x)*	53,360	65,633
Thermon Group Holdings, Inc.*	17,300	485,784
Vicor Corp.*	11,860	537,970

		22,686,010

Ground Transportation (0.4%)
ArcBest Corp.	12,730	980,337
Covenant Logistics Group, Inc., Class A	9,580	230,974
FTAI Infrastructure, Inc.	52,920	326,516
Heartland Express, Inc.	24,655	213,019
Hertz Global Holdings, Inc.*	67,450	460,684
Marten Transport Ltd.	33,074	429,631
PAMT Corp.*	2,810	36,165
Proficient Auto Logistics, Inc. (x)*	5,300	38,478

See Notes to Financial Statements.

1225

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
RXO, Inc.*	87,500	$1,375,500
Universal Logistics Holdings, Inc. (x)	6,000	152,280
Werner Enterprises, Inc.	35,366	967,614

		5,211,198

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	13,900	433,680

Machinery (3.8%)
3D Systems Corp. (x)*	121,500	187,110
AirJoule Technologies Corp.*	1,300	6,019
Alamo Group, Inc.	5,500	1,201,090
Albany International Corp., Class A	16,491	1,156,514
Astec Industries, Inc.	10,643	443,707
Atmus Filtration Technologies, Inc.	44,995	1,638,718
Blue Bird Corp.*	18,050	779,038
Chart Industries, Inc.*	25,271	4,160,870
Columbus McKinnon Corp.	15,090	230,424
Douglas Dynamics, Inc.	9,560	281,733
Eastern Co. (The)	550	12,551
Energy Recovery, Inc.*	29,060	371,387
Enerpac Tool Group Corp., Class A	32,713	1,326,839
Enpro, Inc.	11,214	2,148,042
ESCO Technologies, Inc.	14,652	2,811,279
Federal Signal Corp.	34,600	3,682,132
Franklin Electric Co., Inc.	25,022	2,245,474
Gencor Industries, Inc.*	1,710	23,940
Gorman-Rupp Co. (The)	12,247	449,710
Graham Corp.*	3,690	182,692
Greenbrier Cos., Inc. (The)	16,400	755,220
Helios Technologies, Inc.	21,150	705,775
Hillenbrand, Inc.	41,738	837,682
Hillman Solutions Corp.*	110,370	788,042
Hyster-Yale, Inc.	8,080	321,422
JBT Marel Corp.	29,217	3,513,636
Kadant, Inc.	6,300	1,999,935
Kennametal, Inc.	45,000	1,033,200
L B Foster Co., Class A*	1,140	24,932
Lindsay Corp.	6,175	890,744
Luxfer Holdings plc	11,670	142,141
Manitowoc Co., Inc. (The)*	16,215	194,904
Mayville Engineering Co., Inc.*	9,090	145,076
Microvast Holdings, Inc.*	111,200	403,656
Miller Industries, Inc.	9,060	402,808
Mueller Water Products, Inc., Class A	90,093	2,165,836
Omega Flex, Inc.	4,570	147,977
Park-Ohio Holdings Corp.	1,720	30,719
Proto Labs, Inc.*	17,000	680,680
REV Group, Inc.	28,840	1,372,496
Richtech Robotics, Inc., Class B (x)*	123,100	240,045
Shyft Group, Inc. (The)	15,500	194,370
SPX Technologies, Inc.*	25,280	4,238,950
Standex International Corp.	5,819	910,557
Tennant Co.	11,331	877,926
Terex Corp.	36,100	1,685,509
Titan International, Inc.*	26,300	270,101
Trinity Industries, Inc.	45,100	1,218,151
Wabash National Corp.	24,300	258,309
Watts Water Technologies, Inc., Class A	15,389	3,784,001
Worthington Enterprises, Inc.	16,140	1,027,150

		54,601,219

Marine Transportation (0.2%)
Costamare Bulkers Holdings Ltd.*	5,360	46,471
Costamare, Inc.	26,800	244,148
Genco Shipping & Trading Ltd.	22,610	295,513
Golden Ocean Group Ltd. (x)	61,900	453,108
Himalaya Shipping Ltd. (x)	4,460	25,734
Matson, Inc.	18,470	2,056,634
Pangaea Logistics Solutions Ltd.	12,490	58,703
Safe Bulkers, Inc.	35,690	128,841

		3,309,152

Passenger Airlines (0.5%)
Allegiant Travel Co.*	7,677	421,851
Blade Air Mobility, Inc.*	41,740	168,212
Frontier Group Holdings, Inc. (x)*	94,430	342,781
JetBlue Airways Corp.*	176,710	747,484
Joby Aviation, Inc. (x)*	257,920	2,721,056
SkyWest, Inc.*	21,670	2,231,360
Spirit Aviation Holdings, Inc.*	2,570	12,824
Sun Country Airlines Holdings, Inc.*	16,400	192,700

		6,838,268

Professional Services (2.0%)
Acuren Corp. (x)*	57,800	638,112
Alight, Inc., Class A	226,450	1,281,707
Asure Software, Inc.*	6,240	60,902
Barrett Business Services, Inc.	13,920	580,325
BlackSky Technology, Inc., Class A (x)*	20,894	429,999
CBIZ, Inc.*	27,600	1,979,196
Conduent, Inc.*	82,700	218,328
CRA International, Inc.	3,700	693,269
CSG Systems International, Inc.	18,465	1,205,949
Exponent, Inc.	29,492	2,203,347
First Advantage Corp.*	44,300	735,823
Forrester Research, Inc.*	10,200	100,980
Franklin Covey Co.*	5,950	135,779
Heidrick & Struggles International, Inc.	10,650	487,344
HireQuest, Inc.	590	5,906
Huron Consulting Group, Inc.*	9,694	1,333,313
IBEX Holdings Ltd.*	5,230	152,193
ICF International, Inc.	10,500	889,455
Innodata, Inc.*	16,610	850,764
Insperity, Inc.	18,774	1,128,693
Kelly Services, Inc., Class A	15,234	178,390
Kforce, Inc.	12,200	501,786
Korn Ferry	27,912	2,046,787
Legalzoom.com, Inc.*	71,540	637,421
Maximus, Inc.	30,458	2,138,152
Mistras Group, Inc.*	5,280	42,293
NV5 Global, Inc.*	28,400	655,756
Planet Labs PBC*	95,190	580,659
RCM Technologies, Inc.*	400	9,428
Resolute Holdings Management, Inc.*	1,727	55,039
Resources Connection, Inc.	26,425	141,902
Skillsoft Corp.*	600	9,582
Spire Global, Inc. (x)*	13,300	158,270
TriNet Group, Inc.	16,879	1,234,530
TrueBlue, Inc.*	21,675	140,454
TTEC Holdings, Inc.*	24,585	118,254

See Notes to Financial Statements.

1226

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Upwork, Inc.*	68,340	$918,490
Verra Mobility Corp., Class A*	93,510	2,374,219
Willdan Group, Inc.*	7,020	438,820
WNS Holdings Ltd.*	26,030	1,646,137

		29,137,753

Trading Companies & Distributors (1.3%)
Alta Equipment Group, Inc. (x)	17,930	113,318
BlueLinx Holdings, Inc.*	4,700	349,586
Boise Cascade Co.	21,240	1,844,057
Custom Truck One Source, Inc. (x)*	42,900	211,926
Distribution Solutions Group, Inc.*	5,996	164,710
DNOW, Inc.*	57,700	855,691
DXP Enterprises, Inc.*	6,610	579,366
EVI Industries, Inc.	730	15,936
GATX Corp.	20,040	3,077,342
Global Industrial Co.	7,701	208,004
GMS, Inc.*	22,600	2,457,750
Herc Holdings, Inc.	18,220	2,399,392
Hudson Technologies, Inc.*	20,720	168,246
Karat Packaging, Inc.	2,240	63,078
McGrath RentCorp	13,545	1,570,678
MRC Global, Inc.*	44,880	615,305
NPK International, Inc.*	57,902	492,746
Rush Enterprises, Inc., Class A	32,455	1,671,757
Rush Enterprises, Inc., Class B	7,539	395,647
Titan Machinery, Inc.*	13,050	258,521
Transcat, Inc.*	6,290	540,688
Willis Lease Finance Corp.	1,160	165,625
Xometry, Inc., Class A (x)*	23,320	787,983

		19,007,352

Transportation Infrastructure (0.0%)†
Sky Harbour Group Corp. (x)*	5,240	51,195

Total Industrials		242,451,643

Information Technology (14.5%)
Communications Equipment (0.8%)
ADTRAN Holdings, Inc.*	36,306	325,665
Applied Optoelectronics, Inc. (x)*	30,030	771,471
Aviat Networks, Inc.*	7,250	174,363
BK Technologies Corp.*	610	28,749
Calix, Inc.*	30,200	1,606,338
Clearfield, Inc.*	7,810	339,032
CommScope Holding Co., Inc.*	118,340	979,855
Digi International, Inc.*	17,900	623,994
Extreme Networks, Inc.*	67,200	1,206,240
Harmonic, Inc.*	58,839	557,205
Inseego Corp.*	1,270	10,465
NETGEAR, Inc.*	16,829	489,219
NetScout Systems, Inc.*	40,854	1,013,588
Ribbon Communications, Inc.*	68,838	276,040
Viasat, Inc.*	68,140	994,844
Viavi Solutions, Inc.*	133,600	1,345,352

		10,742,420

Electronic Equipment, Instruments & Components (3.5%)
908 Devices, Inc.*	34,350	244,916
Advanced Energy Industries, Inc.	20,083	2,660,998
Aeva Technologies, Inc.*	17,075	645,264
Arlo Technologies, Inc.*	55,590	942,806
Badger Meter, Inc.	16,590	4,063,721
Bel Fuse, Inc., Class A	590	53,011
Bel Fuse, Inc., Class B (x)	4,630	452,305
Belden, Inc.	22,035	2,551,653
Benchmark Electronics, Inc.	18,918	734,586
Climb Global Solutions, Inc.	2,350	251,239
CTS Corp.	18,100	771,241
Daktronics, Inc.*	14,230	215,158
ePlus, Inc.*	14,700	1,059,870
Evolv Technologies Holdings, Inc.*	73,530	458,827
Fabrinet*	20,200	5,952,536
FARO Technologies, Inc.*	11,307	496,603
Frequency Electronics, Inc.	2,300	52,233
Insight Enterprises, Inc.*	15,843	2,187,681
Itron, Inc.*	25,790	3,394,738
Kimball Electronics, Inc.*	12,540	241,144
Knowles Corp.*	51,000	898,620
Methode Electronics, Inc.	23,900	227,289
MicroVision, Inc. (x)*	228,740	260,764
Mirion Technologies, Inc., Class A*	117,350	2,526,546
M-Tron Industries, Inc.*	700	29,400
Napco Security Technologies, Inc.	17,760	527,294
Neonode, Inc. (x)*	5,200	132,600
nLight, Inc.*	19,400	381,792
Novanta, Inc.*	19,540	2,519,292
OSI Systems, Inc.*	8,468	1,904,114
Ouster, Inc.*	24,450	592,913
PAR Technology Corp.*	22,430	1,555,969
PC Connection, Inc.	8,730	574,259
Plexus Corp.*	14,495	1,961,318
Powerfleet, Inc.*	51,830	223,387
Red Cat Holdings, Inc. (x)*	41,800	304,304
Richardson Electronics Ltd.	6,550	63,208
Rogers Corp.*	10,484	717,944
Sanmina Corp.*	31,800	3,110,994
ScanSource, Inc.*	13,229	553,104
TTM Technologies, Inc.*	53,201	2,171,665
Vishay Intertechnology, Inc.	77,000	1,222,760
Vishay Precision Group, Inc. (x)*	9,400	264,140
Vuzix Corp.*	18,900	55,188

		50,209,394

IT Services (0.5%)
Applied Digital Corp. (x)*	105,190	1,059,263
ASGN, Inc.*	25,500	1,273,215
Backblaze, Inc., Class A*	5,510	30,305
BigBear.ai Holdings, Inc. (x)*	161,700	1,097,943
BigCommerce Holdings, Inc.*	42,660	213,300
Couchbase, Inc.*	30,570	745,296
Crexendo, Inc.*	1,700	10,319
CSP, Inc.	400	5,176
DigitalOcean Holdings, Inc.*	38,500	1,099,560
Fastly, Inc., Class A*	65,300	461,018
Grid Dynamics Holdings, Inc.*	31,340	361,977
Hackett Group, Inc. (The)	12,259	311,624
Information Services Group, Inc.	14,910	71,568
Rackspace Technology, Inc.*	140,870	180,314
Tucows, Inc., Class A (x)*	7,470	147,234
Unisys Corp.*	46,274	209,621

		7,277,733

Semiconductors & Semiconductor Equipment (2.7%)
ACM Research, Inc., Class A*	24,200	626,780

See Notes to Financial Statements.

1227

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Aehr Test Systems (x)*	23,660	$305,924
Aeluma, Inc.*	4,900	80,213
Alpha & Omega Semiconductor Ltd.*	13,030	334,350
Ambarella, Inc.*	21,280	1,405,863
Atomera, Inc.*	3,700	18,648
Axcelis Technologies, Inc.*	18,300	1,275,327
CEVA, Inc.*	11,500	252,770
Cohu, Inc.*	22,731	437,344
Credo Technology Group Holding Ltd.*	81,954	7,588,121
Diodes, Inc.*	24,298	1,285,121
FormFactor, Inc.*	43,481	1,496,181
Ichor Holdings Ltd.*	18,280	359,019
Impinj, Inc.*	14,480	1,608,294
indie Semiconductor, Inc., Class A (x)*	80,550	286,758
Kopin Corp.*	21,000	32,130
Kulicke & Soffa Industries, Inc.	31,800	1,100,280
MaxLinear, Inc., Class A*	41,993	596,720
Navitas Semiconductor Corp., Class A (x)*	98,820	647,271
NVE Corp.	3,140	231,135
PDF Solutions, Inc.*	15,880	339,514
Penguin Solutions, Inc. (x)*	24,800	491,288
Photronics, Inc.*	30,800	579,964
Power Integrations, Inc.	32,548	1,819,433
Rambus, Inc.*	61,130	3,913,543
Rigetti Computing, Inc. (x)*	158,160	1,875,778
Semtech Corp.*	48,756	2,200,846
Silicon Laboratories, Inc.*	17,670	2,603,851
SiTime Corp.*	10,940	2,331,095
SkyWater Technology, Inc. (x)*	29,850	293,724
Synaptics, Inc.*	23,507	1,523,724
Ultra Clean Holdings, Inc.*	28,080	633,766
Veeco Instruments, Inc.*	31,216	634,309
Wolfspeed, Inc. (x)*	253,500	101,096

		39,310,180

Software (6.4%)
8x8, Inc.*	101,080	198,117
A10 Networks, Inc.	35,110	679,378
ACI Worldwide, Inc.*	57,936	2,659,842
Adeia, Inc.	59,283	838,262
Agilysys, Inc.*	14,420	1,653,109
Airship AI Holdings, Inc. (x)*	41,710	245,672
Alarm.com Holdings, Inc.*	26,300	1,487,791
Alkami Technology, Inc.*	38,120	1,148,937
Amplitude, Inc., Class A*	59,550	738,420
Appian Corp., Class A*	20,000	597,200
Arteris, Inc.*	4,940	47,078
Asana, Inc., Class A*	52,200	704,700
AudioEye, Inc.*	7,720	89,938
AvePoint, Inc.*	74,280	1,434,347
Bit Digital, Inc.*	122,600	268,494
Bitdeer Technologies Group, Class A*	50,200	576,296
Blackbaud, Inc.*	23,297	1,495,900
BlackLine, Inc.*	32,410	1,835,054
Blend Labs, Inc., Class A*	129,660	427,878
Box, Inc., Class A*	79,090	2,702,505
Braze, Inc., Class A*	42,686	1,199,477
C3.ai, Inc., Class A (x)*	67,660	1,662,406
Cerence, Inc. (x)*	40,750	416,057
Cipher Mining, Inc. (x)*	148,210	708,444
Cleanspark, Inc. (x)*	151,850	1,674,905
Clear Secure, Inc., Class A	44,540	1,236,430
Clearwater Analytics Holdings, Inc., Class A*	137,928	3,024,761
Commvault Systems, Inc.*	24,774	4,318,851
Consensus Cloud Solutions, Inc.*	10,739	247,641
Core Scientific, Inc.*	154,260	2,633,218
CoreCard Corp.*	700	20,279
CS Disco, Inc.*	38,590	168,638
Daily Journal Corp.*	700	295,575
Digimarc Corp.*	12,310	162,615
Digital Turbine, Inc.*	97,570	575,663
Domo, Inc., Class B*	26,660	372,440
D-Wave Quantum, Inc.*	161,052	2,357,801
E2open Parent Holdings, Inc.*	124,200	401,166
eGain Corp.*	8,070	50,437
EverCommerce, Inc.*	23,800	249,900
Expensify, Inc., Class A*	5,100	13,209
Five9, Inc.*	42,700	1,130,696
Freshworks, Inc., Class A*	114,490	1,707,046
Hut 8 Corp. (x)*	45,030	837,558
I3 Verticals, Inc., Class A (x)*	10,990	302,005
Intapp, Inc.*	29,386	1,516,905
InterDigital, Inc. (x)	14,475	3,245,729
Jamf Holding Corp.*	45,580	433,466
Kaltura, Inc.*	20,180	40,562
Life360, Inc.*	6,800	443,700
LiveRamp Holdings, Inc.*	37,985	1,255,024
MARA Holdings, Inc. (x)*	187,648	2,942,321
Mercurity Fintech Holding, Inc.*	3,200	12,320
Meridianlink, Inc.*	12,580	204,173
Mitek Systems, Inc.*	21,600	213,840
N-able, Inc.*	34,400	278,640
NCR Voyix Corp.*	81,710	958,458
NextNav, Inc. (x)*	40,930	622,136
Olo, Inc., Class A*	64,500	574,050
ON24, Inc.*	30,580	166,049
OneSpan, Inc.	21,020	350,824
Ooma, Inc.*	15,400	198,660
Pagaya Technologies Ltd., Class A (x)*	22,690	483,751
PagerDuty, Inc.*	48,240	737,107
Porch Group, Inc.*	43,430	512,040
Progress Software Corp.	23,597	1,506,432
PROS Holdings, Inc.*	22,700	355,482
Q2 Holdings, Inc.*	34,750	3,252,253
Qualys, Inc.*	20,850	2,978,840
Rapid7, Inc.*	34,760	803,999
Red Violet, Inc.	6,280	308,976
ReposiTrak, Inc. (x)	2,570	50,501
Rezolve AI plc (x)*	75,300	231,548
Rimini Street, Inc.*	42,080	158,642
Riot Platforms, Inc. (x)*	171,020	1,932,526
Sapiens International Corp. NV	14,050	410,963
SEMrush Holdings, Inc., Class A*	18,210	164,801
Silvaco Group, Inc.*	1,900	8,968
SoundHound AI, Inc., Class A (x)*	204,730	2,196,753
SoundThinking, Inc.*	9,650	125,981
Sprinklr, Inc., Class A*	75,930	642,368

See Notes to Financial Statements.

1228

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Sprout Social, Inc., Class A*	25,970	$543,033
SPS Commerce, Inc.*	20,900	2,844,281
Synchronoss Technologies, Inc.*	700	4,795
Telos Corp.*	17,860	56,616
Tenable Holdings, Inc.*	66,220	2,236,912
Terawulf, Inc. (x)*	129,240	566,071
Varonis Systems, Inc.*	61,920	3,142,440
Verint Systems, Inc.*	35,951	707,156
Vertex, Inc., Class A (x)*	36,380	1,285,487
Viant Technology, Inc., Class A*	13,140	173,842
Weave Communications, Inc.*	23,800	198,016
WM Technology, Inc.*	22,350	20,026
Workiva, Inc., Class A*	28,600	1,957,670
Xperi, Inc.*	23,283	184,169
Yext, Inc.*	63,000	535,500
Zeta Global Holdings Corp., Class A*	99,450	1,540,481

		91,911,419

Technology Hardware, Storage & Peripherals (0.6%)
CompoSecure, Inc., Class A (x)*	24,560	346,050
Corsair Gaming, Inc.*	19,700	185,771
CPI Card Group, Inc.*	3,170	75,192
Diebold Nixdorf, Inc.*	14,190	786,126
Eastman Kodak Co.*	30,460	172,099
Immersion Corp.	25,820	203,462
IonQ, Inc. (x)*	132,590	5,697,392
Quantum Computing, Inc.*	64,410	1,234,740
Turtle Beach Corp. (x)*	13,320	184,216
Xerox Holdings Corp. (x)	57,700	304,079

		9,189,127

Total Information Technology		208,640,273

Materials (3.7%)
Chemicals (1.7%)
AdvanSix, Inc.	13,500	320,625
American Vanguard Corp.*	21,460	84,123
Arq, Inc. (x)*	6,240	33,509
ASP Isotopes, Inc. (x)*	60,540	445,575
Aspen Aerogels, Inc.*	43,450	257,224
Avient Corp.	48,500	1,567,035
Balchem Corp.	18,225	2,901,420
Cabot Corp.	29,230	2,192,250
Chemours Co. (The)	84,180	963,861
Core Molding Technologies, Inc.*	2,880	47,779
Ecovyst, Inc.*	65,350	537,831
Flotek Industries, Inc.*	5,920	87,379
Ginkgo Bioworks Holdings, Inc., Class A (x)*	10,530	118,463
Hawkins, Inc.	10,100	1,435,210
HB Fuller Co.	28,239	1,698,576
Ingevity Corp.*	19,600	844,564
Innospec, Inc.	13,700	1,152,033
Intrepid Potash, Inc.*	10,110	361,230
Koppers Holdings, Inc.	10,793	346,995
Kronos Worldwide, Inc.	23,840	147,808
LSB Industries, Inc.*	33,430	260,754
Mativ Holdings, Inc.	33,027	225,244
Minerals Technologies, Inc.	18,040	993,463
Orion SA	33,900	355,611
Perimeter Solutions, Inc.*	81,070	1,128,494
PureCycle Technologies, Inc. (x)*	72,570	994,209
Quaker Chemical Corp.	7,500	839,550
Rayonier Advanced Materials, Inc.*	39,560	152,306
Sensient Technologies Corp.	24,605	2,424,085
Solesence, Inc.*	2,120	9,243
Stepan Co.	11,388	621,557
Trinseo plc	2,920	9,110
Tronox Holdings plc	75,630	383,444
Valhi, Inc.	2,050	33,128

		23,973,688

Construction Materials (0.2%)
Knife River Corp.*	34,180	2,790,455
Smith-Midland Corp.*	870	29,197
Titan America SA	2,100	26,208
United States Lime & Minerals, Inc.	5,770	575,846

		3,421,706

Containers & Packaging (0.2%)
Ardagh Metal Packaging SA	81,150	347,322
Greif, Inc., Class A	14,800	961,852
Greif, Inc., Class B	3,000	207,030
Myers Industries, Inc.	13,300	192,717
O-I Glass, Inc.*	91,000	1,341,340
Ranpak Holdings Corp., Class A*	25,120	89,678
TriMas Corp.	16,900	483,509

		3,623,448

Metals & Mining (1.5%)
Alpha Metallurgical Resources, Inc.*	5,830	655,758
American Battery Technology Co.*	8,500	13,770
Ascent Industries Co.*	900	11,349
Caledonia Mining Corp. plc	6,280	121,330
Century Aluminum Co.*	37,550	676,651
Coeur Mining, Inc.*	374,987	3,322,385
Commercial Metals Co.	64,990	3,178,661
Compass Minerals International, Inc.*	19,500	391,755
Constellium SE*	94,130	1,251,929
Contango ORE, Inc.*	5,340	104,023
Critical Metals Corp.*	67,660	242,223
Dakota Gold Corp.*	21,460	79,187
Ferroglobe plc	10,700	39,269
Friedman Industries, Inc.	300	4,968
Hecla Mining Co.	328,349	1,966,811
Idaho Strategic Resources, Inc.*	3,000	39,240
Ivanhoe Electric, Inc. (x)*	46,940	425,746
Kaiser Aluminum Corp.	8,791	702,401
Lifezone Metals Ltd. (x)*	5,090	20,971
MAC Copper Ltd.*	53,450	646,211
Materion Corp.	11,545	916,327
Metallus, Inc.*	23,300	359,053
NioCorp Developments Ltd.*	7,700	17,941
Novagold Resources, Inc.*	131,700	538,653
Olympic Steel, Inc.	6,980	227,478
Perpetua Resources Corp.*	23,350	283,469
Piedmont Lithium, Inc.*	23,570	137,177
Radius Recycling, Inc.	13,650	405,268
Ramaco Resources, Inc., Class A	32,840	431,518
Ryerson Holding Corp.	12,570	271,135
SSR Mining, Inc.*	113,970	1,451,978
SunCoke Energy, Inc.	42,510	365,161
Tredegar Corp.*	14,409	126,799

See Notes to Financial Statements.

1229

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
United States Antimony Corp.*	37,900	$82,622
US Gold Corp.*	4,200	51,240
US Goldmining, Inc.*	300	2,460
Vox Royalty Corp.	3,300	10,428
Warrior Met Coal, Inc.	27,880	1,277,740
Worthington Steel, Inc.	20,580	613,901

		21,464,986

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	10,168	276,976
Magnera Corp.*	8,000	96,640
Sylvamo Corp.	18,180	910,818

		1,284,434

Total Materials		53,768,262

Real Estate (6.0%)
Diversified REITs (0.6%)
Alexander & Baldwin, Inc. (REIT)	42,386	755,742
Alpine Income Property Trust, Inc. (REIT)	7,340	107,971
American Assets Trust, Inc. (REIT)	24,318	480,281
Armada Hoffler Properties, Inc. (REIT)	33,800	232,206
Broadstone Net Lease, Inc. (REIT)	100,460	1,612,383
CTO Realty Growth, Inc. (REIT)	13,118	226,417
Essential Properties Realty Trust, Inc. (REIT)	111,030	3,542,967
Gladstone Commercial Corp. (REIT)	38,800	556,004
Global Net Lease, Inc. (REIT)	112,759	851,331
Modiv Industrial, Inc. (REIT), Class C	500	7,040
NexPoint Diversified Real Estate Trust (REIT)	23,022	96,462
One Liberty Properties, Inc. (REIT)	11,303	269,690

		8,738,494

Health Care REITs (1.0%)
American Healthcare REIT, Inc. (REIT)	88,984	3,269,272
CareTrust REIT, Inc. (REIT)	110,473	3,380,474
Community Healthcare Trust, Inc. (REIT)	12,300	204,549
Diversified Healthcare Trust (REIT)	122,460	438,407
Global Medical REIT, Inc. (REIT)	30,400	210,672
LTC Properties, Inc. (REIT)	28,369	981,851
National Health Investors, Inc. (REIT)	23,928	1,677,831
Sabra Health Care REIT, Inc. (REIT)	129,963	2,396,518
Sila Realty Trust, Inc. (REIT)	31,100	736,137
Strawberry Fields REIT, Inc. (REIT)	2,250	23,715
Universal Health Realty Income Trust (REIT)	12,050	481,638

		13,801,064

Hotel & Resort REITs (0.6%)
Apple Hospitality REIT, Inc. (REIT)	128,030	1,494,110
Braemar Hotels & Resorts, Inc. (REIT)	59,710	146,290
Chatham Lodging Trust (REIT)	22,650	157,870
DiamondRock Hospitality Co. (REIT)	115,998	888,545
Pebblebrook Hotel Trust (REIT)	61,712	616,503
RLJ Lodging Trust (REIT)	74,476	542,185
Ryman Hospitality Properties, Inc. (REIT)	32,934	3,249,598
Service Properties Trust (REIT)	95,200	227,528
Summit Hotel Properties, Inc. (REIT)	53,600	272,824
Sunstone Hotel Investors, Inc. (REIT)	103,038	894,370
Xenia Hotels & Resorts, Inc. (REIT)	63,400	796,938

		9,286,761

Industrial REITs (0.4%)
Industrial Logistics Properties Trust (REIT)	18,060	82,173
Innovative Industrial Properties, Inc. (REIT)	15,830	874,133
LXP Industrial Trust (REIT)	163,236	1,348,329
Plymouth Industrial REIT, Inc. (REIT)	24,420	392,185
Terreno Realty Corp. (REIT)	57,150	3,204,401

		5,901,221

Office REITs (0.7%)
Brandywine Realty Trust (REIT)	88,100	377,949
City Office REIT, Inc. (REIT)	46,040	245,854
COPT Defense Properties (REIT)	60,110	1,657,834
Douglas Emmett, Inc. (REIT)	90,870	1,366,685
Easterly Government Properties, Inc. (REIT), Class A	25,888	574,714
Empire State Realty Trust, Inc. (REIT), Class A	74,300	601,087
Franklin Street Properties Corp. (REIT)	25,540	41,886
Hudson Pacific Properties, Inc. (REIT)*	178,530	489,172
JBG SMITH Properties (REIT)	43,270	748,571
NET Lease Office Properties (REIT)*	6,030	196,276
Paramount Group, Inc. (REIT)*	97,000	591,700
Peakstone Realty Trust (REIT)	16,550	218,625
Piedmont Realty Trust, Inc. (REIT)	72,000	524,880
Postal Realty Trust, Inc. (REIT), Class A	15,180	223,601
SL Green Realty Corp. (REIT)	38,670	2,393,673

		10,252,507

Real Estate Management & Development (0.6%)
American Realty Investors, Inc. (x)*	610	8,613
Anywhere Real Estate, Inc.*	56,050	202,901
Compass, Inc., Class A*	254,750	1,599,830
Cushman & Wakefield plc*	126,696	1,402,525
eXp World Holdings, Inc. (x)	45,480	413,868
Forestar Group, Inc.*	11,263	225,260
FRP Holdings, Inc.*	7,820	210,280
Kennedy-Wilson Holdings, Inc.	70,024	476,163
Marcus & Millichap, Inc.	16,000	491,360
Maui Land & Pineapple Co., Inc.*	1,740	31,650
Newmark Group, Inc., Class A	84,624	1,028,182
RE/MAX Holdings, Inc., Class A*	21,790	178,242
Real Brokerage, Inc. (The)*	53,770	242,503
RMR Group, Inc. (The), Class A	9,596	156,895
St Joe Co. (The)	21,300	1,016,010
Stratus Properties, Inc.*	2,980	56,262
Tejon Ranch Co. (x)*	12,042	204,232
Transcontinental Realty Investors, Inc.*	1,010	43,036

		7,987,812

See Notes to Financial Statements.

1230

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EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Residential REITs (0.4%)
Apartment Investment and Management Co. (REIT), Class A	77,400	$669,510
BRT Apartments Corp. (REIT)	11,010	172,197
Centerspace (REIT)	9,149	550,678
Clipper Realty, Inc. (REIT)	13,720	50,352
Elme Communities (REIT)	42,317	672,840
Independence Realty Trust, Inc. (REIT)	130,047	2,300,532
NexPoint Residential Trust, Inc. (REIT)	10,760	358,523
UMH Properties, Inc. (REIT)	39,770	667,738
Veris Residential, Inc. (REIT)	51,400	765,346

		6,207,716

Retail REITs (1.2%)
Acadia Realty Trust (REIT)	73,783	1,370,150
Alexander’s, Inc. (REIT) (x)	1,215	273,764
CBL & Associates Properties, Inc. (REIT)	13,400	340,226
Curbline Properties Corp. (REIT)	58,600	1,337,838
FrontView REIT, Inc. (REIT)	7,900	94,800
Getty Realty Corp. (REIT) (x)	26,575	734,533
InvenTrust Properties Corp. (REIT)	42,530	1,165,322
Kite Realty Group Trust (REIT)	123,422	2,795,508
Macerich Co. (The) (REIT)	141,990	2,297,398
NETSTREIT Corp. (REIT) (x)	41,410	701,071
Phillips Edison & Co., Inc. (REIT)	68,960	2,415,669
Saul Centers, Inc. (REIT)	7,150	244,101
SITE Centers Corp. (REIT)	29,300	331,383
Tanger, Inc. (REIT)	61,730	1,887,704
Urban Edge Properties (REIT)	64,500	1,203,570
Whitestone REIT (REIT)	25,200	314,496

		17,507,533

Specialized REITs (0.5%)
Farmland Partners, Inc. (REIT) (x)	20,500	235,955
Four Corners Property Trust, Inc. (REIT)	57,720	1,553,245
Gladstone Land Corp. (REIT) (x)	18,700	190,179
Outfront Media, Inc. (REIT)	76,807	1,253,490
PotlatchDeltic Corp. (REIT)	42,809	1,642,582
Safehold, Inc. (REIT)	33,057	514,367
Smartstop Self Storage REIT, Inc. (REIT)	15,800	572,434
Uniti Group, Inc. (REIT)*	127,450	550,584

		6,512,836

Total Real Estate		86,195,944

Utilities (3.2%)
Electric Utilities (1.1%)
ALLETE, Inc.	35,423	2,269,551
Genie Energy Ltd., Class B	9,490	255,091
Hawaiian Electric Industries, Inc.*	90,890	966,161
MGE Energy, Inc.	20,279	1,793,475
Oklo, Inc., Class A (x)*	57,400	3,213,826
Otter Tail Corp.	22,925	1,767,288
Portland General Electric Co.	61,682	2,506,140
TXNM Energy, Inc.	50,571	2,848,159

		15,619,691

Gas Utilities (1.1%)
Brookfield Infrastructure Corp., Class A	65,209	2,712,694
Chesapeake Utilities Corp.	14,000	1,683,080
New Jersey Resources Corp.	57,662	2,584,411
Northwest Natural Holding Co.	21,292	845,718
ONE Gas, Inc.	32,840	2,359,882
RGC Resources, Inc. (x)	2,510	56,174
Southwest Gas Holdings, Inc.	36,196	2,692,621
Spire, Inc.	34,182	2,494,944

		15,429,524

Independent Power and Renewable Electricity Producers (0.2%)
Montauk Renewables, Inc.*	43,380	96,303
Ormat Technologies, Inc.	34,110	2,857,054

		2,953,357

Multi-Utilities (0.4%)
Avista Corp.	48,889	1,855,338
Black Hills Corp.	38,529	2,161,477
Northwestern Energy Group, Inc.	34,768	1,783,598
Unitil Corp.	8,100	422,415

		6,222,828

Water Utilities (0.4%)
American States Water Co.	21,158	1,621,972
Cadiz, Inc. (x)*	28,130	84,109
California Water Service Group	31,440	1,429,891
Consolidated Water Co. Ltd. (x)	9,050	271,681
Global Water Resources, Inc.	7,070	72,043
H2O America	18,170	944,295
Middlesex Water Co.	11,300	612,234
Pure Cycle Corp.*	12,680	135,930
York Water Co. (The)	6,190	195,604

		5,367,759

Total Utilities		45,593,159

Total Common Stocks (98.8%) (Cost $1,055,546,368)		1,420,465,034

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Aduro Biotech, Inc., CVR (r)*	10,614	—
Cartesian Therapeutics, Inc. *	11,360	1,533
Chinook Therapeutics, Inc., CVR (r)*	35,960	—
Sanofi Aatd, Inc., CVR (r)*	19,600	9,518

		11,051

Health Care Equipment & Supplies (0.0%)†
Paragon 28, Inc., CVR (r)*	33,030	2,230

Pharmaceuticals (0.0%)†
Rain Oncology, Inc., CVR (r) (x)*	21,290	798

Total Health Care		14,079

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	23,700	35,550

Total Materials		35,550

Total Rights (0.0%)† (Cost $39,320)		49,629

See Notes to Financial Statements.

1231

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (4.2%)
Allspring Government Money Market Fund, Select Shares 4.26% (7 day yield) (xx)	6,000,000	$6,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 day yield) (xx)	13,000,000	13,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	30,651,500	30,651,500
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 4.23% (7 day yield) (xx)	10,000,000	10,000,000

Total Investment Companies		59,651,500

Total Short-Term Investments (4.2%) (Cost $59,651,500)		59,651,500

Total Investments in Securities (103.0%) (Cost $1,115,237,188)		1,480,166,163
Other Assets Less Liabilities (-3.0%)		(43,084,470)

Net Assets (100%)		$1,437,081,693

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the market value or fair value, as applicable, of these securities amounted to $820,813 or 0.1% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $86,627,356. This was collateralized by $28,122,171 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/15/25 – 2/15/55 and by cash of $59,651,500 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	133	9/2025	USD	14,574,805	280,210

					280,210

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$37,714,179	$—	$—		$37,714,179
Consumer Discretionary	143,623,177	—	—		143,623,177
Consumer Staples	32,310,362	—	—		32,310,362
Energy	69,307,188	—	—		69,307,188
Financials	275,780,326	—	1,431		275,781,757
Health Care	225,079,090	—	—	(a)	225,079,090
Industrials	242,451,643	—	—		242,451,643
Information Technology	208,640,273	—	—		208,640,273
Materials	53,768,262	—	—		53,768,262
Real Estate	86,195,944	—	—		86,195,944
Utilities	45,593,159	—	—		45,593,159
Futures	280,210	—	—		280,210
Rights
Health Care	—	1,533	12,546		14,079
Materials	—	35,550	—		35,550
Short-Term Investments
Investment Companies	59,651,500	—	—		59,651,500

Total Assets	$1,480,395,313	$37,083	$13,977		$1,480,446,373

Total Liabilities	$—	$—	$—		$—

Total	$1,480,395,313	$37,083	$13,977		$1,480,446,373

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$280,210	*

Total		$280,210

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(1,061,378)	$(1,061,378)

Total	$(1,061,378)	$(1,061,378)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$544,648	$544,648

Total	$544,648	$544,648

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$12,815,000

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$126,209,684
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$141,289,370

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$566,102,096
Aggregate gross unrealized depreciation	(212,750,765)

Net unrealized appreciation	$353,351,331

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,127,095,042

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $1,115,237,188)	$1,480,166,163
Cash	11,363,576
Cash held as collateral at broker for futures	1,354,607
Receivable for securities sold	2,768,836
Due from Custodian	1,479,797
Dividends, interest and other receivables	1,408,764
Receivable for Portfolio shares sold	1,086,451
Securities lending income receivable	97,074
Other assets	14,681

Total assets	1,499,739,949

LIABILITIES
Payable for return of collateral on securities loaned	59,651,500
Payable for securities purchased	1,479,797
Payable for Portfolio shares repurchased	588,321
Investment management fees payable	288,342
Distribution fees payable – Class IB	270,077
Due to broker for futures variation margin	166,325
Administrative fees payable	102,959
Accrued expenses	110,935

Total liabilities	62,658,256

Commitments and contingent liabilities^
NET ASSETS	$1,437,081,693

Net assets were comprised of:
Paid in capital	$1,027,050,559
Total distributable earnings (loss)	410,031,134

Net assets	$1,437,081,693

Class IB
Net asset value, offering and redemption price per share, $1,346,274,936 / 119,772,070 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.24

Class K
Net asset value, offering and redemption price per share, $90,806,757 / 8,074,948 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.25

(x)	Includes value of securities on loan of $86,627,356.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $20,454 foreign withholding tax)	$10,077,759
Interest	287,156
Securities lending (net)	397,318

Total income	10,762,233

EXPENSES
Investment management fees	1,732,020
Distribution fees – Class IB	1,620,222
Administrative fees	628,080
Professional fees	55,139
Printing and mailing expenses	52,788
Custodian fees	47,845
Trustees’ fees	23,687
Miscellaneous	61,041

Total expenses	4,220,822

NET INVESTMENT INCOME (LOSS)	6,541,411

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	42,545,453
Futures contracts	(1,061,378)

Net realized gain (loss)	41,484,075

Change in unrealized appreciation (depreciation) on:
Investments in securities	(76,368,673)
Futures contracts	544,648

Net change in unrealized appreciation (depreciation)	(75,824,025)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(34,339,950)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(27,798,539)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,541,411	$10,936,830
Net realized gain (loss)	41,484,075	95,253,482
Net change in unrealized appreciation (depreciation)	(75,824,025)	46,802,322

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(27,798,539)	152,992,634

Distributions to shareholders:
Class IB	—	(100,879,434)
Class K	—	(7,179,321)

Total distributions to shareholders	—	(108,058,755)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 297,627 shares, respectively ]	—	3,313,480
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (10,716,152) shares, respectively ]	—	(118,849,797)
Capital shares repurchased [ 0 and (710,884) shares, respectively ]	—	(7,857,288)

Total Class IA transactions	—	(123,393,605)

Class IB
Capital shares sold [ 5,638,688 and 9,203,858 shares, respectively ]	60,577,702	106,639,754
Capital shares issued in connection with share class combination (Note 1) [ 0 and 10,704,114 shares, respectively ]	—	118,849,797
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,373,877 shares, respectively ]	—	100,879,434
Capital shares repurchased [ (7,053,849) and (13,754,944) shares, respectively ]	(76,857,535)	(160,745,764)

Total Class IB transactions	(16,279,833)	165,623,221

Class K
Capital shares sold [ 379,654 and 1,606,318 shares, respectively ]	4,066,326	18,218,077
Capital shares issued in reinvestment of dividends and distributions [ 0 and 596,440 shares, respectively ]	—	7,179,321
Capital shares repurchased [ (717,429) and (1,430,526) shares, respectively ]	(7,715,168)	(16,549,768)

Total Class K transactions	(3,648,842)	8,847,630

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(19,928,675)	51,077,246

TOTAL INCREASE (DECREASE) IN NET ASSETS	(47,727,214)	96,011,125
NET ASSETS:
Beginning of period	1,484,808,907	1,388,797,782

End of period	$1,437,081,693	$1,484,808,907

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021		2020
Net asset value, beginning of period	$11.46		$11.07	$9.90	$12.92	$12.59		$10.98

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.09	0.11	0.09	0.07	(aa)	0.05
Net realized and unrealized gain (loss)	(0.27)		1.19	1.54	(2.64)	1.79		2.10

Total from investment operations	(0.22)		1.28	1.65	(2.55)	1.86		2.15

Less distributions:
Dividends from net investment income	—		(0.15)	(0.12)	(0.10)	(0.09)		(0.11)
Distributions from net realized gains	—		(0.74)	(0.36)	(0.37)	(1.44)		(0.43)

Total dividends and distributions	—		(0.89)	(0.48)	(0.47)	(1.53)		(0.54)

Net asset value, end of period	$11.24		$11.46	$11.07	$9.90	$12.92		$12.59

Total return (b)	(1.92)%		11.19%	16.72%	(19.80)%	15.10%		19.73%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,346,275		$1,388,496	$1,181,160	$1,019,651	$1,276,432		$1,166,992
Ratio of expenses to average net assets:
After waivers (a)(f)	0.63%		0.63%	0.64%	0.63%	0.62%		0.64%
Before waivers (a)(f)	0.63%		0.63%	0.64%	0.63%	0.62%		0.64%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.93%		0.75%	1.06%	0.84%	0.49	%(bb)	0.51%
Before waivers (a)(f)	0.93%		0.75%	1.06%	0.84%	0.49	%(bb)	0.51%
Portfolio turnover rate^	9	%(z)	16%	13%	15%	16%		17%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021		2020
Net asset value, beginning of period	$11.45		$11.06	$9.89	$12.90	$12.58		$10.96

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.12	0.14	0.12	0.10	(aa)	0.08
Net realized and unrealized gain (loss)	(0.26)		1.19	1.54	(2.63)	1.78		2.10

Total from investment operations	(0.20)		1.31	1.68	(2.51)	1.88		2.18

Less distributions:
Dividends from net investment income	—		(0.18)	(0.15)	(0.13)	(0.12)		(0.13)
Distributions from net realized gains	—		(0.74)	(0.36)	(0.37)	(1.44)		(0.43)

Total dividends and distributions	—		(0.92)	(0.51)	(0.50)	(1.56)		(0.56)

Net asset value, end of period	$11.25		$11.45	$11.06	$9.89	$12.90		$12.58

Total return (b)	(1.75)%		11.45%	17.00%	(19.55)%	15.30%		20.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$90,807		$96,313	$84,529	$75,824	$96,112		$88,460
Ratio of expenses to average net assets:
After waivers (a)(f)	0.38%		0.38%	0.39%	0.38%	0.37%		0.39%
Before waivers (a)(f)	0.38%		0.38%	0.39%	0.38%	0.37%		0.39%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.17%		1.00%	1.30%	1.09%	0.73	%(bb)	0.76%
Before waivers (a)(f)	1.17%		1.00%	1.30%	1.09%	0.73	%(bb)	0.76%
Portfolio turnover rate^	9	%(z)	16%	13%	15%	16%		17%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.06 and $0.09 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.08% lower.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Financials (0.2%)
Capital Markets (0.1%)
Helix Acquisition Corp. II, Class A*	11,193	$119,205

Insurance (0.1%)
Oscar Health, Inc., Class A (x)*	9,124	195,619

Total Financials		314,824

Health Care (98.7%)
Biotechnology (38.1%)
AbbVie, Inc.	14,765	2,740,679
ACADIA Pharmaceuticals, Inc.*	3,600	77,652
Agios Pharmaceuticals, Inc.*	16,771	557,803
Akero Therapeutics, Inc.*	16,643	888,071
Alector, Inc.*	51,854	72,596
Alkermes plc*	19,301	552,202
Allogene Therapeutics, Inc. (x)*	61,082	69,023
Alnylam Pharmaceuticals, Inc.*	14,152	4,614,826
Amgen, Inc.	1,126	314,391
Annexon, Inc.*	15,220	36,528
Apogee Therapeutics, Inc.*	9,426	409,371
Arcellx, Inc.*	6,837	450,216
Argenx SE (ADR)*	9,477	5,223,912
Ascendis Pharma A/S (ADR)*	10,022	1,729,797
Aura Biosciences, Inc. (x)*	7,297	45,679
Avidity Biosciences, Inc.*	34,639	983,748
Beam Therapeutics, Inc.*	17,190	292,402
BeOne Medicines Ltd.*	116,155	2,186,983
BeOne Medicines Ltd. (ADR)*	370	89,566
Bicara Therapeutics, Inc. (x)*	22,649	210,409
Bicycle Therapeutics plc (ADR) (x)*	23,892	166,049
Biohaven Ltd.*	27,882	393,415
Blueprint Medicines Corp.*	6,954	891,364
Cabaletta Bio, Inc.*	6,400	9,728
Cargo Therapeutics, Inc.*	4,333	17,852
Caris Life Sciences, Inc.*	3,857	103,059
Celldex Therapeutics, Inc.*	13,023	265,018
Centessa Pharmaceuticals plc (ADR)*	48,807	641,324
CG oncology, Inc. (x)*	18,568	482,768
Climb Bio, Inc.*	6,500	8,060
Crinetics Pharmaceuticals, Inc.*	16,640	478,566
Cytokinetics, Inc.*	6,949	229,595
Denali Therapeutics, Inc.*	39,064	546,505
Disc Medicine, Inc. (x)*	5,372	284,501
Entrada Therapeutics, Inc.*	6,665	44,789
Exact Sciences Corp.*	14,723	782,380
Generation Bio Co.*	30,137	9,647
Gilead Sciences, Inc.	34,390	3,812,819
Heron Therapeutics, Inc. (x)*	30,200	62,514
Ideaya Biosciences, Inc.*	6,083	127,865
Immunocore Holdings plc (ADR) (x)*	12,838	402,856
Immunome, Inc.*	39,086	363,500
Insmed, Inc.*	33,932	3,414,917
Ionis Pharmaceuticals, Inc.*	8,887	351,125
Iovance Biotherapeutics, Inc. (x)*	21,291	36,621
Janux Therapeutics, Inc.*	7,679	177,385
Krystal Biotech, Inc.*	2,001	275,057
Kymera Therapeutics, Inc.*	20,532	896,017
Kyverna Therapeutics, Inc. (x)*	19,761	60,666
Legend Biotech Corp. (ADR) (x)*	10,329	366,576
Lyell Immunopharma, Inc.*	4,678	41,354
Madrigal Pharmaceuticals, Inc.*	2,102	636,149
Merus NV*	7,366	387,452
Metsera, Inc. (x)*	7,651	217,671
Monte Rosa Therapeutics, Inc.*	22,383	100,947
MoonLake Immunotherapeutics, Class A*	16,932	799,190
Natera, Inc.*	8,131	1,373,651
Neurocrine Biosciences, Inc.*	9,114	1,145,539
Nuvalent, Inc., Class A*	5,824	444,371
ORIC Pharmaceuticals, Inc. (x)*	15,700	159,355
Oruka Therapeutics, Inc. (x)	6,893	77,271
Praxis Precision Medicines, Inc.*	6,854	288,211
Prelude Therapeutics, Inc.*	10,946	8,860
Protagonist Therapeutics, Inc. (x)*	10,829	598,519
Regeneron Pharmaceuticals, Inc.	3,177	1,667,925
Relay Therapeutics, Inc.*	21,592	74,708
Replimune Group, Inc.*	33,711	313,175
Revolution Medicines, Inc.*	20,900	768,911
Rhythm Pharmaceuticals, Inc.*	5,511	348,240
Rocket Pharmaceuticals, Inc.*	16,956	41,542
Roivant Sciences Ltd. (x)*	13,100	147,637
Sana Biotechnology, Inc. (x)*	38,755	105,801
Scholar Rock Holding Corp.*	29,546	1,046,519
Sensorion SA (x)*	125,889	46,119
Sionna Therapeutics, Inc. (x)*	5,395	93,603
Soleno Therapeutics, Inc.*	8,915	746,899
Spyre Therapeutics, Inc.*	9,256	138,562
Summit Therapeutics, Inc. (x)*	41,526	883,673
Ultragenyx Pharmaceutical, Inc.*	11,730	426,503
United Therapeutics Corp.*	1,145	329,016
UroGen Pharma Ltd. (x)*	3,900	53,430
Vaxcyte, Inc.*	22,851	742,886
Vera Therapeutics, Inc., Class A*	19,333	455,486
Vertex Pharmaceuticals, Inc.*	13,456	5,990,611
Viridian Therapeutics, Inc.*	7,200	100,656
Voyager Therapeutics, Inc.*	14,167	44,059
Xencor, Inc.*	12,906	101,441
Zai Lab Ltd. (ADR)*	3,468	121,276

		58,315,610

Health Care Equipment & Supplies (19.2%)
Beta Bionics, Inc.*	3,021	43,986
Boston Scientific Corp.*	53,071	5,700,356
Cooper Cos., Inc. (The)*	15,202	1,081,774
Dexcom, Inc.*	5,431	474,072
IDEXX Laboratories, Inc.*	1,221	654,871
Intuitive Surgical, Inc.*	16,440	8,933,660
Kestra Medical Technologies Ltd. (x)*	6,463	107,157
Lantheus Holdings, Inc.*	2,461	201,458
Masimo Corp.*	3,990	671,198
Orchestra BioMed Holdings, Inc. (x)*	9,046	24,243
Penumbra, Inc.*	8,876	2,277,848
PROCEPT BioRobotics Corp.*	10,932	629,683
Sonova Holding AG (Registered)	2,714	808,608
Stryker Corp.	19,380	7,667,309

		29,276,223

Health Care Providers & Services (16.0%)
Alignment Healthcare, Inc.*	25,029	350,406
BrightSpring Health Services, Inc. (x)*	27,874	657,548
Cardinal Health, Inc.	4,403	739,704
Cencora, Inc.	3,992	1,197,001
Cigna Group (The)	9,924	3,280,676

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
CVS Health Corp.	14,385	$992,277
Elevance Health, Inc.	7,746	3,012,884
Encompass Health Corp.	3,258	399,529
Guardant Health, Inc.*	14,660	762,906
HCA Healthcare, Inc.	3,243	1,242,393
McKesson Corp.	317	232,291
Molina Healthcare, Inc.*	3,516	1,047,416
Quest Diagnostics, Inc.	5,847	1,050,297
Tenet Healthcare Corp.*	8,776	1,544,576
UnitedHealth Group, Inc.	25,081	7,824,520
Universal Health Services, Inc., Class B	900	163,035

		24,497,459

Health Care Technology (0.4%)
Veeva Systems, Inc., Class A*	2,354	677,905

Life Sciences Tools & Services (7.9%)
Danaher Corp.	24,373	4,814,642
ICON plc*	1,416	205,957
Mettler-Toledo International, Inc.*	497	583,836
Repligen Corp.*	5,548	690,060
Revvity, Inc.	6,118	591,733
Sartorius AG (Preference) (q)	1,513	384,964
Thermo Fisher Scientific, Inc.	11,699	4,743,477

		12,014,669

Pharmaceuticals (17.1%)
Arvinas, Inc.*	3,706	27,276
AstraZeneca plc (ADR)	27,006	1,887,179
Axsome Therapeutics, Inc.*	1,000	104,390
Chugai Pharmaceutical Co. Ltd.	32,000	1,672,164
Eli Lilly & Co.	23,433	18,266,726
Enliven Therapeutics, Inc.*	5,463	109,588
MBX Biosciences, Inc. (x)*	18,362	209,510
MediWound Ltd. (x)*	3,890	75,349
Pharvaris NV (x)*	9,016	158,682
Rapport Therapeutics, Inc.*	17,648	200,658
Sanofi SA (ADR)	18,890	912,576
Structure Therapeutics, Inc. (ADR) (x)*	6,989	144,952
Tarsus Pharmaceuticals, Inc.*	5,432	220,050
UCB SA	961	188,989
Verona Pharma plc (ADR)*	19,084	1,804,965
WaVe Life Sciences Ltd.*	20,377	132,451

		26,115,505

Total Health Care		150,897,371

Materials (0.0%)†
Chemicals (0.0%)†
Ginkgo Bioworks Holdings, Inc., Class A (x)*	1,346	15,143

Total Materials		15,143

Total Common Stocks (98.9%) (Cost $107,430,433)		151,227,338

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Revolution Medicines, Inc., expiring 12/17/26*	3,127	844

Health Care Providers & Services (0.0%)†
GeneDx Holdings Corp., expiring 7/22/26*	3,332	220

Life Sciences Tools & Services (0.0%)
SomaLogic, Inc., expiring 8/31/26 (r)*	1,418	—

Total Health Care		1,064

Total Warrants (0.0%)† (Cost $—)		1,064

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.9%)
BlackRock Liquidity FedFund, Institutional Shares 4.22% (7 day yield) (xx)	300,000	300,000
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 day yield) (xx)	300,000	300,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	706,768	706,768

Total Investment Companies		1,306,768

Total Short-Term Investments (0.9%) (Cost $1,306,768)		1,306,768

Total Investments in Securities (99.8%) (Cost $108,737,201)		152,535,170
Other Assets Less Liabilities (0.2%)		314,244

Net Assets (100%)		$152,849,414

*	Non-income producing.
†	Percent shown is less than 0.05%.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $3,556,898. This was collateralized by $2,315,904 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/15/25 – 2/15/55 and by cash of $1,306,768 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Financials	$314,824	$—	$—		$314,824
Health Care	145,609,544	5,287,827	—		150,897,371
Materials	15,143	—	—		15,143
Short-Term Investments
Investment Companies	1,306,768	—	—		1,306,768
Warrants
Health Care	1,064	—	—	(a)	1,064

Total Assets	$147,247,343	$5,287,827	$—		$152,535,170

Total Liabilities	$—	$—	$—		$—

Total	$147,247,343	$5,287,827	$—		$152,535,170

(a)	Value is zero.

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$38,899,436
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$46,053,763

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$54,689,969
Aggregate gross unrealized depreciation	(12,184,457)

Net unrealized appreciation	$42,505,512

Federal income tax cost of investments in securities and derivative instruments, if applicable	$110,029,658

For the six months ended June 30, 2025, the Portfolio incurred approximately $31 as brokerage commissions with Bernstein Institutional Services, LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $108,737,201)	$152,535,170
Cash	1,557,481
Foreign cash (Cost $39,600)	40,997
Dividends, interest and other receivables	80,001
Receivable for securities sold	79,661
Receivable for Portfolio shares sold	62,636
Securities lending income receivable	7,315
Other assets	2,276

Total assets	154,365,537

LIABILITIES
Payable for return of collateral on securities loaned	1,306,768
Investment management fees payable	96,722
Distribution fees payable – Class IB	31,167
Payable for Portfolio shares repurchased	20,169
Administrative fees payable	11,129
Payable for securities purchased	115
Accrued expenses	50,053

Total liabilities	1,516,123

Commitments and contingent liabilities^
NET ASSETS	$152,849,414

Net assets were comprised of:
Paid in capital	$114,040,408
Total distributable earnings (loss)	38,809,006

Net assets	$152,849,414

Class IB
Net asset value, offering and redemption price per share, $152,849,414 / 2,767,084 shares outstanding (unlimited amount authorized: $0.01 par value)	$55.24

(x)	Includes value of securities on loan of $3,556,898.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $21,265 foreign withholding tax)	$575,735
Interest	34,237
Securities lending (net)	25,367

Total income	635,339

EXPENSES
Investment management fees	750,449
Distribution fees – Class IB	197,486
Administrative fees	71,623
Professional fees	32,316
Custodian fees	17,077
Printing and mailing expenses	10,521
Trustees’ fees	2,681
Miscellaneous	1,794

Gross expenses	1,083,947
Less: Waiver from investment manager	(136,200)

Net expenses	947,747

NET INVESTMENT INCOME (LOSS)	(312,408)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(4,307,159)
Foreign currency transactions	7,392

Net realized gain (loss)	(4,299,767)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(448,405)
Foreign currency translations	2,530

Net change in unrealized appreciation (depreciation)	(445,875)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(4,745,642)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,058,050)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(312,408)	$(903,439)
Net realized gain (loss)	(4,299,767)	11,180,935
Net change in unrealized appreciation (depreciation)	(445,875)	(6,125,032)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,058,050)	4,152,464

Distributions to shareholders:
Class IB	—	(9,183,870)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 136,496 and 269,231 shares, respectively ]	7,723,410	17,045,956
Capital shares issued in reinvestment of dividends and distributions [ 0 and 156,323 shares, respectively]	—	9,183,870
Capital shares repurchased [ (250,128) and (637,294) shares, respectively ]	(14,130,846)	(40,437,851)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,407,436)	(14,208,025)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,465,486)	(19,239,431)
NET ASSETS:
Beginning of period	164,314,900	183,554,331

End of period	$152,849,414	$164,314,900

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023		2022		2021		2020
Net asset value, beginning of period	$57.04		$59.36		$58.52		$69.08		$65.47		$52.58

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.11)		(0.31)		(0.23)		(0.24)		(0.39)		(0.23)
Net realized and unrealized gain (loss)	(1.69)		1.35		2.53		(9.03)		6.57		14.37

Total from investment operations	(1.80)		1.04		2.30		(9.27)		6.18		14.14

Less distributions:
Distributions from net realized gains	—		(3.36)		(1.46)		(1.29)		(2.57)		(1.25)

Net asset value, end of period	$55.24		$57.04		$59.36		$58.52		$69.08		$65.47

Total return (b)	(3.16)%		1.58%		3.97%		(13.38)%		9.51%		26.91%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$152,849		$164,315		$183,554		$194,013		$238,956		$222,733
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20	%(j)	1.20	%(j)	1.20	%(j)	1.20	%(j)	1.20	%(j)	1.20	%(j)
Before waivers (a)(f)	1.37%		1.37%		1.37%		1.36%		1.35%		1.37%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.40)%		(0.49)%		(0.40)%		(0.41)%		(0.56)%		(0.42)%
Before waivers (a)(f)	(0.57)%		(0.66)%		(0.57)%		(0.57)%		(0.71)%		(0.59)%
Portfolio turnover rate^	24	%(z)	42%		43%		23%		31%		36%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.6%)
Diversified Telecommunication Services (2.2%)
Verizon Communications, Inc.	760,029	$32,886,455

Interactive Media & Services (2.4%)
Alphabet, Inc., Class C	205,466	36,447,614

Total Communication Services		69,334,069

Consumer Discretionary (7.3%)
Household Durables (5.4%)
Lennar Corp., Class A	330,452	36,551,296
Sony Group Corp. (ADR) (x)	1,723,933	44,873,976

		81,425,272

Specialty Retail (1.9%)
Lowe’s Cos., Inc.	130,420	28,936,285

Total Consumer Discretionary		110,361,557

Consumer Staples (5.2%)
Beverages (3.3%)
Coca-Cola Co. (The)	477,411	33,776,828
Constellation Brands, Inc., Class A	98,853	16,081,406

		49,858,234

Household Products (1.9%)
Procter & Gamble Co. (The)	184,687	29,424,333

Total Consumer Staples		79,282,567

Energy (3.8%)
Oil, Gas & Consumable Fuels (3.8%)
Coterra Energy, Inc.	1,124,596	28,542,246
TotalEnergies SE (ADR)	475,625	29,198,619

Total Energy		57,740,865

Financials (20.9%)
Banks (9.7%)
Commerce Bancshares, Inc.	282,406	17,557,181
Cullen/Frost Bankers, Inc.	194,111	24,951,028
Mitsubishi UFJ Financial Group, Inc. (ADR)	2,301,858	31,581,492
PNC Financial Services Group, Inc. (The)	166,889	31,111,447
US Bancorp	742,460	33,596,315
Wells Fargo & Co.	121,321	9,720,239

		148,517,702

Capital Markets (5.1%)
Ameriprise Financial, Inc.	87,671	46,792,643
Blackstone, Inc.	207,670	31,063,278

		77,855,921

Consumer Finance (3.7%)
Capital One Financial Corp.	262,158	55,776,736

Insurance (2.4%)
American International Group, Inc.	423,372	36,236,410

Total Financials		318,386,769

Health Care (9.0%)
Biotechnology (2.2%)
Amgen, Inc.	119,981	33,499,895

Health Care Equipment & Supplies (3.5%)
Alcon AG (x)	345,910	30,536,935
Medtronic plc	254,273	22,164,977

		52,701,912

Life Sciences Tools & Services (1.8%)
Danaher Corp.	140,996	27,852,350

Pharmaceuticals (1.5%)
Merck & Co., Inc.	288,744	22,856,975

Total Health Care		136,911,132

Industrials (10.8%)
Aerospace & Defense (2.0%)
General Dynamics Corp.	106,565	31,080,748

Ground Transportation (2.5%)
Uber Technologies, Inc.*	405,781	37,859,367

Machinery (6.3%)
Oshkosh Corp.	194,662	22,101,923
Parker-Hannifin Corp.	105,897	73,965,878

		96,067,801

Total Industrials		165,007,916

Information Technology (15.7%)
Electronic Equipment, Instruments & Components (2.2%)
Teledyne Technologies, Inc.*	63,926	32,749,929

Semiconductors & Semiconductor Equipment (4.6%)
Microchip Technology, Inc.	472,516	33,250,951
QUALCOMM, Inc.	231,551	36,876,812

		70,127,763

Software (8.9%)
Adobe, Inc.*	84,962	32,870,099
ANSYS, Inc.*	5,620	1,973,856
Microsoft Corp.	131,377	65,348,234
Synopsys, Inc.*	69,809	35,789,678

		135,981,867

Total Information Technology		238,859,559

Materials (13.2%)
Chemicals (10.4%)
Air Products and Chemicals, Inc.	109,955	31,013,907
Corteva, Inc.	759,930	56,637,583
Ecolab, Inc.	144,226	38,860,253
RPM International, Inc.	292,778	32,158,736

		158,670,479

Construction Materials (2.8%)
Martin Marietta Materials, Inc.	76,620	42,061,315

Total Materials		200,731,794

Real Estate (1.4%)
Residential REITs (1.4%)
Equity LifeStyle Properties, Inc. (REIT)	347,311	21,418,670

Total Real Estate		21,418,670

Utilities (6.7%)
Electric Utilities (2.0%)
Xcel Energy, Inc.	448,886	30,569,136

Gas Utilities (2.6%)
Atmos Energy Corp.	261,352	40,276,957

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Water Utilities (2.1%)
American Water Works Co., Inc.	228,255	$31,752,553

Total Utilities		102,598,646

Total Common Stocks (98.6%) (Cost $1,170,398,041)		1,500,633,544

SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
BlackRock Liquidity FedFund, Institutional Shares 4.22% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	85,965	85,965
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 4.23% (7 day yield) (xx)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.27% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		3,085,965

Total Short-Term Investments (0.2%) (Cost $3,085,965)		3,085,965

Total Investments in Securities (98.8%) (Cost $1,173,484,006)		1,503,719,509
Other Assets Less Liabilities (1.2%)		18,339,054

Net Assets (100%)		$1,522,058,563

*	Non-income producing.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $40,299,312. This was collateralized by $38,577,871 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.875%, maturing 11/30/25 – 5/15/54 and by cash of $3,085,965 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$69,334,069	$—	$—	$69,334,069
Consumer Discretionary	110,361,557	—	—	110,361,557
Consumer Staples	79,282,567	—	—	79,282,567
Energy	57,740,865	—	—	57,740,865
Financials	318,386,769	—	—	318,386,769
Health Care	136,911,132	—	—	136,911,132
Industrials	165,007,916	—	—	165,007,916
Information Technology	238,859,559	—	—	238,859,559
Materials	200,731,794	—	—	200,731,794
Real Estate	21,418,670	—	—	21,418,670
Utilities	102,598,646	—	—	102,598,646
Short-Term Investments
Investment Companies	3,085,965	—	—	3,085,965

Total Assets	$1,503,719,509	$—	$—	$1,503,719,509

Total Liabilities	$—	$—	$—	$—

Total	$1,503,719,509	$—	$—	$1,503,719,509

The Portfolio held no derivatives contracts during the six months ended June 30, 2025.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$145,653,323
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$207,997,561

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$365,411,079
Aggregate gross unrealized depreciation	(35,176,258)

Net unrealized appreciation	$330,234,821

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,172,484,688

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $1,173,484,006)	$1,503,719,509
Cash	19,688,330
Dividends, interest and other receivables	2,525,951
Receivable for securities sold	2,053,789
Receivable for Portfolio shares sold	337,197
Securities lending income receivable	22,412
Other assets	16,355

Total assets	1,528,363,543

LIABILITIES
Payable for return of collateral on securities loaned	3,085,965
Payable for securities purchased	1,601,561
Investment management fees payable	677,892
Payable for Portfolio shares repurchased	472,667
Distribution fees payable – Class IB	252,670
Administrative fees payable	110,448
Accrued expenses	103,777

Total liabilities	6,304,980

Commitments and contingent liabilities^
NET ASSETS	$1,522,058,563

Net assets were comprised of:
Paid in capital	$1,162,049,568
Total distributable earnings (loss)	360,008,995

Net assets	$1,522,058,563

Class IB
Net asset value, offering and redemption price per share, $1,250,889,793 / 52,717,013 shares outstanding (unlimited amount authorized: $0.01 par value)	$23.73

Class K
Net asset value, offering and redemption price per share, $271,168,770 / 11,452,670 shares outstanding (unlimited amount authorized: $0.01 par value)	$23.68

(x)	Includes value of securities on loan of $40,299,312.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $301,245 foreign withholding tax)	$14,806,995
Interest	503,717
Securities lending (net)	152,999

Total income	15,463,711

EXPENSES
Investment management fees	4,077,701
Distribution fees – Class IB	1,517,067
Administrative fees	672,810
Professional fees	58,737
Printing and mailing expenses	56,343
Custodian fees	31,533
Trustees’ fees	25,034
Miscellaneous	15,622

Total expenses	6,454,847

NET INVESTMENT INCOME (LOSS)	9,008,864

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	16,217,684
Net change in unrealized appreciation (depreciation) on investments in securities	53,030,536

NET REALIZED AND UNREALIZED GAIN (LOSS)	69,248,220

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$78,257,084

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,008,864	$14,327,542
Net realized gain (loss)	16,217,684	63,616,353
Net change in unrealized appreciation (depreciation)	53,030,536	36,405,854

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	78,257,084	114,349,749

Distributions to shareholders:
Class IB	—	(58,189,806)
Class K	—	(13,634,863)

Total distributions to shareholders	—	(71,824,669)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 45,972 shares, respectively ]	—	1,035,156
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (5,508,760) shares, respectively ]	—	(127,832,717)
Capital shares repurchased [ 0 and (536,019) shares, respectively ]	—	(12,176,031)

Total Class IA transactions	—	(138,973,592)

Class IB
Capital shares sold [ 578,051 and 937,547 shares, respectively ]	13,117,342	21,947,487
Capital shares issued in connection with share class combination (Note 1) [ 0 and 5,485,491 shares, respectively ]	—	127,832,717
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,483,536 shares, respectively ]	—	58,189,806
Capital shares repurchased [ (2,813,468) and (5,695,557) shares, respectively ]	(63,884,556)	(134,141,473)

Total Class IB transactions	(50,767,214)	73,828,537

Class K
Capital shares sold [ 714,752 and 156,036 shares, respectively ]	15,251,817	3,678,377
Capital shares issued in reinvestment of dividends and distributions [ 0 and 583,984 shares, respectively ]	—	13,634,863
Capital shares repurchased [ (1,484,752) and (3,536,781) shares, respectively ]	(33,821,017)	(81,337,673)

Total Class K transactions	(18,569,200)	(64,024,433)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(69,336,414)	(129,169,488)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,920,670	(86,644,408)
NET ASSETS:
Beginning of period	1,513,137,893	1,599,782,301

End of period	$1,522,058,563	$1,513,137,893

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$22.54		$22.01	$18.65	$22.71	$22.01	$23.53

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.20	0.23	0.19	0.17	0.36
Net realized and unrealized gain (loss)	1.06		1.43	3.41	(3.62)	5.36	0.19

Total from investment operations	1.19		1.63	3.64	(3.43)	5.53	0.55

Less distributions:
Dividends from net investment income	—		(0.23)	(0.24)	(0.21)	(0.17)	(0.38)
Distributions from net realized gains	—		(0.87)	(0.04)	(0.42)	(4.66)	(1.69)

Total dividends and distributions	—		(1.10)	(0.28)	(0.63)	(4.83)	(2.07)

Net asset value, end of period	$23.73		$22.54	$22.01	$18.65	$22.71	$22.01

Total return (b)	5.28%		7.24%	19.52%	(15.11)%	25.38%	2.81%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,250,890		$1,238,582	$1,138,830	$1,015,421	$1,260,851	$1,064,449
Ratio of expenses to average net assets (a)(f)	0.92%		0.92%	0.92%	0.91%	0.91%	0.95%
Ratio of net investment income (loss) to average net assets (a)(f)	1.72%		0.85%	1.15%	0.95%	0.68%	1.78%
Portfolio turnover rate^	10	%(z)	11%	7%	15%	106%	88%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$22.46		$21.94	$18.58	$22.63	$21.94	$23.46

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.26	0.28	0.24	0.23	0.42
Net realized and unrealized gain (loss)	1.06		1.42	3.41	(3.61)	5.35	0.18

Total from investment operations	1.22		1.68	3.69	(3.37)	5.58	0.60

Less distributions:
Dividends from net investment income	—		(0.29)	(0.29)	(0.26)	(0.23)	(0.43)
Distributions from net realized gains	—		(0.87)	(0.04)	(0.42)	(4.66)	(1.69)

Total dividends and distributions	—		(1.16)	(0.33)	(0.68)	(4.89)	(2.12)

Net asset value, end of period	$23.68		$22.46	$21.94	$18.58	$22.63	$21.94

Total return (b)	5.43%		7.48%	19.87%	(14.86)%	25.68%	3.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$271,169		$274,556	$329,477	$319,580	$410,047	$388,170
Ratio of expenses to average net assets (a)(f)	0.67%		0.67%	0.67%	0.66%	0.66%	0.70%
Ratio of net investment income (loss) to average net assets (a)(f)	1.41%		1.10%	1.40%	1.20%	0.93%	2.04%
Portfolio turnover rate^	10	%(z)	11%	7%	15%	106%	88%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Energy (87.5%)
Energy Equipment & Services (3.7%)
Schlumberger NV	63,192	$2,135,890
Tenaris SA	71,540	1,346,222
Tenaris SA (ADR)	41,728	1,560,627

		5,042,739

Oil, Gas & Consumable Fuels (83.8%)
Antero Resources Corp.*	43,435	1,749,562
ARC Resources Ltd.	205,394	4,330,356
BP plc (ADR)	51,935	1,554,415
Cameco Corp.	18,178	1,349,353
Canadian Natural Resources Ltd.	52,672	1,653,901
Cenovus Energy, Inc.	99,702	1,355,947
Chevron Corp.	34,528	4,944,064
ConocoPhillips	31,911	2,863,693
Coterra Energy, Inc.	223,116	5,662,684
Diamondback Energy, Inc.	22,238	3,055,501
Enbridge, Inc.	44,752	2,029,327
EOG Resources, Inc.	30,646	3,665,568
EQT Corp.	88,716	5,173,917
Equinor ASA	159,762	4,043,424
Equinor ASA (ADR)	38,511	968,167
Expand Energy Corp.	40,204	4,701,456
Exxon Mobil Corp.	81,343	8,768,775
Hess Corp.	43,649	6,047,132
LUKOIL PJSC (ADR) (r)*	41,176	—
Marathon Petroleum Corp.	42,885	7,123,627
ONEOK, Inc.	60,100	4,905,963
Petroleo Brasileiro SA - Petrobras	385,780	2,414,187
Phillips 66	16,775	2,001,257
Shell plc (London Stock Exchange)	367,942	12,896,594
Shell plc (ADR)	16,502	1,161,906
Targa Resources Corp.	24,057	4,187,843
TotalEnergies SE	101,246	6,213,588
TotalEnergies SE (ADR) (x)	47,562	2,919,831
Williams Cos., Inc. (The)	110,807	6,959,788

		114,701,826

Total Energy		119,744,565

Information Technology (0.3%)
Semiconductors & Semiconductor Equipment (0.3%)
First Solar, Inc.*	1,989	329,259

Total Information Technology		329,259

Utilities (11.4%)
Electric Utilities (5.6%)
American Electric Power Co., Inc.	14,563	1,511,057
Duke Energy Corp.	9,213	1,087,134
Enel SpA	94,825	899,848
Iberdrola SA	79,423	1,524,032
NextEra Energy, Inc.	21,869	1,518,146
Southern Co. (The)	12,765	1,172,210

		7,712,427

Independent Power and Renewable Electricity Producers (0.5%)
China Longyuan Power Group Corp. Ltd., Class H	785,555	707,504

Multi-Utilities (5.3%)
E.ON SE	45,488	837,228
Engie SA	81,095	1,903,353
National Grid plc	79,462	1,157,815
Sempra	29,001	2,197,406
WEC Energy Group, Inc.	10,899	1,135,676

		7,231,478

Total Utilities		15,651,409

Total Common Stocks (99.2%) (Cost $102,202,450)		135,725,233

SHORT-TERM INVESTMENTS:
Investment Companies (0.9%)
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	1,273,825	1,273,825

Total Short-Term Investments (0.9%) (Cost $1,273,825)		1,273,825

Total Investments in Securities (100.1%) (Cost $103,476,275)		136,999,058
Other Assets Less Liabilities (-0.1%)		(68,468)

Net Assets (100%)		$136,930,590

*	Non-income producing.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $1,246,217. This was collateralized by cash of $1,273,825 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Energy	$95,244,737	$24,499,828	$—	(a)	$119,744,565
Information Technology	329,259	—	—		329,259
Utilities	8,621,629	7,029,780	—		15,651,409
Short-Term Investments
Investment Companies	1,273,825	—	—		1,273,825

Total Assets	$105,469,450	$31,529,608	$—		$136,999,058

Total Liabilities	$—	$–	$—		$—

Total	$105,469,450	$31,529,608	$—		$136,999,058

(a)	Value is zero.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$12,892,081
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$13,546,516

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,246,213
Aggregate gross unrealized depreciation	(5,884,861)

Net unrealized appreciation	$33,361,352

Federal income tax cost of investments in securities and derivative instruments, if applicable	$103,637,706

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $103,476,275)	$136,999,058
Cash	948,953
Dividends, interest and other receivables	329,444
Receivable for Portfolio shares sold	165,582
Securities lending income receivable	487
Other assets	1,672

Total assets	138,445,196

LIABILITIES
Payable for return of collateral on securities loaned	1,273,825
Investment management fees payable	85,016
Payable for Portfolio shares repurchased	83,663
Distribution fees payable – Class IB	28,237
Administrative fees payable	10,136
Foreign currency overdraft payable	8,167
Payable for securities purchased	453
Accrued expenses	25,109

Total liabilities	1,514,606

Commitments and contingent liabilities^
NET ASSETS	$136,930,590

Net assets were comprised of:
Paid in capital	$135,819,229
Total distributable earnings (loss)	1,111,361

Net assets	$136,930,590

Class IB
Net asset value, offering and redemption price per share, $136,930,590 / 30,703,086 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.46

(x)	Includes value of securities on loan of $1,246,217.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $174,598 foreign withholding tax)	$2,584,380
Interest	26,938
Securities lending (net)	5,561

Total income	2,616,879

EXPENSES
Investment management fees	568,000
Distribution fees – Class IB	167,058
Administrative fees	60,633
Professional fees	29,975
Custodian fees	19,428
Printing and mailing expenses	9,699
Trustees’ fees	2,201
Miscellaneous	6,089

Gross expenses	863,083
Less: Waiver from investment manager	(67,563)

Net expenses	795,520

NET INVESTMENT INCOME (LOSS)	1,821,359

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	393,317
Foreign currency transactions	16,398

Net realized gain (loss)	409,715

Change in unrealized appreciation (depreciation) on:
Investments in securities	7,253,131
Foreign currency translations	6,502

Net change in unrealized appreciation (depreciation)	7,259,633

NET REALIZED AND UNREALIZED GAIN (LOSS)	7,669,348

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,490,707

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,821,359	$3,587,065
Net realized gain (loss)	409,715	12,726,223
Net change in unrealized appreciation (depreciation)	7,259,633	(7,278,827)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,490,707	9,034,461

Distributions to shareholders:
Class IB	—	(3,586,026)

Tax return of capital:
Class IB	—	(103,538)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 4,475,346 and 7,181,430 shares, respectively ]	19,270,055	30,755,731
Capital shares issued in reinvestment of dividends [ 0 and 871,648 shares, respectively ]	—	3,689,564
Capital shares repurchased [ (5,103,901) and (10,367,098) shares, respectively ]	(22,048,592)	(44,556,188)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,778,537)	(10,110,893)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,712,170	(4,765,996)
NET ASSETS:
Beginning of period	130,218,420	134,984,416

End of period	$136,930,590	$130,218,420

See Notes to Financial Statements.

1255

EQ ADVISORS TRUST

EQ/WELLINGTON ENERGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023		2022		2021		2020
Net asset value, beginning of period	$4.16		$4.01		$3.91		$3.07		$2.34		$3.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06		0.11		0.13		0.16		0.10		0.08
Net realized and unrealized gain (loss)	0.24		0.16		0.10		0.84		0.73		(1.52)

Total from investment operations	0.30		0.27		0.23		1.00		0.83		(1.44)

Less distributions:
Dividends from net investment income	—		(0.12)		(0.13)		(0.16)		(0.10)		(0.07)
Return of capital	—		—	#	—		—		—		(0.01)

Total dividends and distributions	—		(0.12)		(0.13)		(0.16)		(0.10)		(0.08)

Net asset value, end of period	$4.46		$4.16		$4.01		$3.91		$3.07		$2.34

Total return (b)	7.21%		6.72%		5.99%		32.53%		35.48%		(37.39)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$136,931		$130,218		$134,984		$146,937		$89,838		$60,888
Ratio of expenses to average net assets:
After waivers (a)(f)	1.19	%(j)	1.19	%(j)	1.19	%(j)	1.19	%(j)	1.19	%(j)	1.19	%(j)
Before waivers (a)(f)	1.29%		1.30%		1.31%		1.29%		1.33%		1.42%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.72%		2.61%		3.23%		4.41%		3.41%		3.17%
Before waivers (a)(f)	2.62%		2.50%		3.12%		4.31%		3.26%		2.94%
Portfolio turnover rate^	10	%(z)	41%		21%		17%		16%		71%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1256

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.3%)
Diversified Telecommunication Services (0.0%)†
AST SpaceMobile, Inc., Class A (x)*	4,100	$191,593
Cogent Communications Holdings, Inc.	600	28,926
Globalstar, Inc.*	1,453	34,218
Iridium Communications, Inc.	2,400	72,408

		327,145

Entertainment (3.0%)
Cinemark Holdings, Inc.	1,200	36,216
Liberty Media Corp.-Liberty Formula One, Class C*	1,000	104,500
Live Nation Entertainment, Inc.*	2,200	332,816
Netflix, Inc.*	25,580	34,254,945
ROBLOX Corp., Class A*	124,500	13,097,400
Roku, Inc.*	500	43,945
Spotify Technology SA*	7,329	5,623,835
Take-Two Interactive Software, Inc.*	800	194,280
TKO Group Holdings, Inc., Class A	1,500	272,925

		53,960,862

Interactive Media & Services (6.3%)
Alphabet, Inc., Class A	207,233	36,520,672
Alphabet, Inc., Class C	41,175	7,304,033
Cargurus, Inc., Class A*	1,200	40,164
Grindr, Inc.*	2,200	49,940
Meta Platforms, Inc., Class A	90,711	66,952,882
Pinterest, Inc., Class A*	8,200	294,052
Reddit, Inc., Class A*	14,400	2,168,208
TripAdvisor, Inc.*	2,500	32,625
Trump Media & Technology Group Corp.*	1,300	23,452
Yelp, Inc., Class A*	1,100	37,697

		113,423,725

Media (0.0%)†
DoubleVerify Holdings, Inc.*	2,000	29,940
Liberty Broadband Corp., Class C*	500	49,190
Nexstar Media Group, Inc., Class A	200	34,590
Trade Desk, Inc. (The), Class A*	9,200	662,308

		776,028

Wireless Telecommunication Services (0.0%)†
Gogo, Inc.*	14,000	205,520

Total Communication Services		168,693,280

Consumer Discretionary (8.3%)
Automobile Components (0.0%)†
Dorman Products, Inc.*	400	49,068
Modine Manufacturing Co.*	700	68,950
Patrick Industries, Inc.	500	46,135

		164,153

Automobiles (0.9%)
Livewire Group, Inc.*	39,600	182,160
Tesla, Inc.*	50,890	16,165,717

		16,347,877

Broadline Retail (3.7%)
Amazon.com, Inc.*	273,435	59,988,905
Coupang, Inc., Class A*	135,193	4,050,382
Etsy, Inc.*	1,000	50,160
MercadoLibre, Inc.*	1,048	2,739,084

		66,828,531

Distributors (0.0%)†
Pool Corp.	512	149,238

Diversified Consumer Services (0.0%)†
Adtalem Global Education, Inc.*	400	50,892
Bright Horizons Family Solutions, Inc.*	400	49,436
Duolingo, Inc., Class A*	500	205,010
Frontdoor, Inc.*	1,100	64,834
Grand Canyon Education, Inc.*	300	56,700
H&R Block, Inc.	700	38,423
Laureate Education, Inc.*	1,900	44,422
Mister Car Wash, Inc.*	4,600	27,646
Stride, Inc.*	600	87,114

		624,477

Hotels, Restaurants & Leisure (2.4%)
Airbnb, Inc., Class A*	6,200	820,508
Booking Holdings, Inc.	1,398	8,093,358
Brinker International, Inc.*	500	90,165
Carnival Corp.*	8,000	224,960
Cava Group, Inc.*	1,300	109,499
Cheesecake Factory, Inc. (The) (x)	800	50,128
Chipotle Mexican Grill, Inc.*	72,420	4,066,383
Choice Hotels International, Inc. (x)	300	38,064
Churchill Downs, Inc.	900	90,900
Darden Restaurants, Inc.	1,500	326,955
Domino’s Pizza, Inc.	208	93,725
DoorDash, Inc., Class A*	43,073	10,617,925
DraftKings, Inc., Class A*	6,100	261,629
Dutch Bros, Inc., Class A*	200,800	13,728,696
Expedia Group, Inc.	1,700	286,756
Flutter Entertainment plc, Class DI*	2,000	571,520
Global Business Travel Group I*	4,400	27,720
Hilton Grand Vacations, Inc.*	1,000	41,530
Hilton Worldwide Holdings, Inc.	3,100	825,654
Las Vegas Sands Corp.	5,500	239,305
Light & Wonder, Inc.*	1,300	125,138
Marriott International, Inc., Class A	2,400	655,704
McDonald’s Corp.	668	195,170
Norwegian Cruise Line Holdings Ltd.*	6,500	131,820
Planet Fitness, Inc., Class A*	600	65,430
Red Rock Resorts, Inc., Class A	800	41,624
Restaurant Brands International, Inc. (x)	3,100	205,499
Royal Caribbean Cruises Ltd.	3,400	1,064,676
Shake Shack, Inc., Class A*	500	70,300
Six Flags Entertainment Corp.*	900	27,387
Starbucks Corp.	2,253	206,442
Super Group SGHC Ltd.	5,400	59,238
Sweetgreen, Inc., Class A (x)*	1,300	19,344
Texas Roadhouse, Inc., Class A	900	168,669
United Parks & Resorts, Inc. (x)*	700	33,005
Vail Resorts, Inc.	400	62,852

See Notes to Financial Statements.

1257

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Wendy’s Co. (The)	2,300	$26,266
Wingstop, Inc.	400	134,696
Wyndham Hotels & Resorts, Inc.	400	32,484
Yum! Brands, Inc.	1,500	222,270

		44,153,394

Household Durables (0.0%)†
Cavco Industries, Inc.*	100	43,443
Champion Homes, Inc.*	400	25,044
Green Brick Partners, Inc.*	600	37,728
Installed Building Products, Inc.	300	54,096
SharkNinja, Inc.*	400	39,596
Somnigroup International, Inc.	2,600	176,930
TopBuild Corp.*	100	32,374

		409,211

Leisure Products (0.0%)†
Acushnet Holdings Corp. (x)	600	43,692
Peloton Interactive, Inc., Class A*	4,400	30,536

		74,228

Specialty Retail (1.2%)
AutoZone, Inc.*	191	709,036
Burlington Stores, Inc.*	900	209,376
Carvana Co.*	30,100	10,142,496
Home Depot, Inc. (The)	11,274	4,133,499
Murphy USA, Inc.	300	122,040
O’Reilly Automotive, Inc.*	46,960	4,232,505
Ross Stores, Inc.	1,074	137,021
TJX Cos., Inc. (The)	9,486	1,171,426
Tractor Supply Co.	7,640	403,163
Ulta Beauty, Inc.*	604	282,563

		21,543,125

Textiles, Apparel & Luxury Goods (0.1%)
Deckers Outdoor Corp.*	2,100	216,447
Hanesbrands, Inc.*	4,800	21,984
Kontoor Brands, Inc.	700	46,179
Lululemon Athletica, Inc.*	1,600	380,128
Steven Madden Ltd.	1,000	23,980
Tapestry, Inc.	2,600	228,306

		917,024

Total Consumer Discretionary		151,211,258

Consumer Staples (1.0%)
Beverages (0.2%)
Celsius Holdings, Inc. (x)*	3,000	139,170
Coca-Cola Co. (The)	25,596	1,810,917
Monster Beverage Corp.*	9,446	591,697
National Beverage Corp.*	800	34,592
PepsiCo, Inc.	2,518	332,477

		2,908,853

Consumer Staples Distribution & Retail (0.7%)
Casey’s General Stores, Inc.	100	51,027
Costco Wholesale Corp.	12,076	11,954,516
Performance Food Group Co.*	500	43,735
PriceSmart, Inc.	500	52,520
Sprouts Farmers Market, Inc.*	1,400	230,496
Sysco Corp.	4,366	330,681
Walmart, Inc.	5,900	576,902

		13,239,877

Food Products (0.0%)†
Cal-Maine Foods, Inc.	400	39,852
Freshpet, Inc.*	300	20,388
Hershey Co. (The)	1,438	238,636
J & J Snack Foods Corp.	200	22,682
Lancaster Colony Corp.	300	51,831
Simply Good Foods Co. (The)*	1,200	37,908

		411,297

Household Products (0.1%)
Colgate-Palmolive Co.	6,300	572,670
Kimberly-Clark Corp.	2,000	257,840
WD-40 Co.	200	45,618

		876,128

Personal Care Products (0.0%)†
Interparfums, Inc.	300	39,393

Tobacco (0.0%)†
Turning Point Brands, Inc.	2,800	212,156

Total Consumer Staples		17,687,704

Energy (0.2%)
Energy Equipment & Services (0.1%)
Archrock, Inc.	2,200	54,626
Cactus, Inc., Class A	900	39,348
ChampionX Corp.	12,200	303,048
Schlumberger NV	40,445	1,367,041

		1,764,063

Oil, Gas & Consumable Fuels (0.1%)
Cheniere Energy, Inc.	1,700	413,984
Magnolia Oil & Gas Corp., Class A	2,200	49,456
Targa Resources Corp.	4,300	748,544
Texas Pacific Land Corp.	300	316,917
Uranium Energy Corp. (x)*	5,400	36,720

		1,565,621

Total Energy		3,329,684

Financials (7.9%)
Banks (0.4%)
Axos Financial, Inc.*	500	38,020
BancFirst Corp.	300	37,086
Bancorp, Inc. (The)*	700	39,879
Bank of America Corp.	133,870	6,334,728
Citigroup, Inc.	4,500	383,040
First Bancorp	2,100	43,743
First Financial Bankshares, Inc.	1,800	64,764
NU Holdings Ltd., Class A*	60,400	828,688
Popular, Inc.	400	44,084
ServisFirst Bancshares, Inc.	400	31,004
Triumph Financial, Inc.*	400	22,044

		7,867,080

Capital Markets (1.9%)
Ameriprise Financial, Inc.	1,300	693,849
Ares Management Corp., Class A	12,157	2,105,593
Artisan Partners Asset Management, Inc., Class A	900	39,897
Blackstone, Inc.	10,300	1,540,674
Blue Owl Capital, Inc., Class A	7,100	136,391
Cohen & Steers, Inc.	400	30,140
Coinbase Global, Inc., Class A*	29,800	10,444,602

See Notes to Financial Statements.

1258

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
FactSet Research Systems, Inc.	176	$78,721
Goldman Sachs Group, Inc. (The)	300	212,325
Hamilton Lane, Inc., Class A	500	71,060
Houlihan Lokey, Inc., Class A	200	35,990
Intercontinental Exchange, Inc.	24,630	4,518,866
Jefferies Financial Group, Inc.	700	38,283
KKR & Co., Inc.	2,600	345,878
Lazard, Inc.	1,400	67,172
LPL Financial Holdings, Inc.	1,100	412,467
Moelis & Co., Class A	1,000	62,320
Moody’s Corp.	2,297	1,152,152
Morningstar, Inc.	400	125,572
MSCI, Inc.	669	385,839
Piper Sandler Cos.	200	55,588
PJT Partners, Inc., Class A	300	49,503
Robinhood Markets, Inc., Class A*	112,100	10,495,923
StepStone Group, Inc., Class A	800	44,400
TPG, Inc., Class A	600	31,470
Tradeweb Markets, Inc., Class A	11,414	1,671,010
Victory Capital Holdings, Inc., Class A	600	38,202
XP, Inc., Class A	3,000	60,600

		34,944,487

Consumer Finance (0.1%)
Ally Financial, Inc.	1,100	42,845
American Express Co.	2,920	931,422
Credit Acceptance Corp. (x)*	100	50,943
FirstCash Holdings, Inc.	500	67,570
SoFi Technologies, Inc.*	2,600	47,346
Upstart Holdings, Inc. (x)*	1,000	64,680

		1,204,806

Financial Services (5.2%)
Affirm Holdings, Inc., Class A*	187,946	12,994,586
Apollo Global Management, Inc.	45,350	6,433,805
Block, Inc., Class A*	134,430	9,131,830
Corpay, Inc.*	1,006	333,811
Evertec, Inc.	1,000	36,050
Fiserv, Inc.*	23,752	4,095,082
Flywire Corp.*	1,800	21,060
Marqeta, Inc., Class A*	8,300	48,389
Mastercard, Inc., Class A	30,543	17,163,333
NCR Atleos Corp.*	1,200	34,236
Payoneer Global, Inc.*	4,000	27,400
Remitly Global, Inc.*	2,000	37,540
Shift4 Payments, Inc., Class A (x)*	2,900	287,419
StoneCo Ltd., Class A*	4,300	68,972
Toast, Inc., Class A*	336,400	14,899,156
Visa, Inc., Class A	82,242	29,200,022
WEX, Inc.*	200	29,378

		94,842,069

Insurance (0.3%)
Aon plc, Class A	2,600	927,576
Arthur J Gallagher & Co.	200	64,024
Baldwin Insurance Group, Inc. (The), Class A*	900	38,529
Brown & Brown, Inc.	1,500	166,305
Everest Group Ltd.	100	33,985
F&G Annuities & Life, Inc.	1,000	31,980
Goosehead Insurance, Inc., Class A	300	31,653
Kinsale Capital Group, Inc.	300	145,170
Lemonade, Inc. (x)*	900	39,429
Oscar Health, Inc., Class A*	2,600	55,744
Palomar Holdings, Inc.*	400	61,700
Progressive Corp. (The)	12,670	3,381,116
RLI Corp.	400	28,888
Ryan Specialty Holdings, Inc., Class A	1,800	122,382
Selective Insurance Group, Inc.	700	60,655
Trupanion, Inc.*	800	44,280

		5,233,416

Mortgage Real Estate Investment Trusts (REITs) (0.0%)†
Apollo Commercial Real Estate Finance, Inc. (REIT)	20,800	201,344

Total Financials		144,293,202

Health Care (5.6%)
Biotechnology (2.1%)
AbbVie, Inc.	23,879	4,432,420
ACADIA Pharmaceuticals, Inc.*	2,200	47,454
ADMA Biologics, Inc.*	3,000	54,630
Akero Therapeutics, Inc.*	800	42,688
Alkermes plc*	2,200	62,942
Alnylam Pharmaceuticals, Inc.*	30,300	9,880,527
Amgen, Inc.	5,920	1,652,923
Amicus Therapeutics, Inc.*	4,200	24,066
Apellis Pharmaceuticals, Inc.*	1,700	29,427
Arcellx, Inc.*	600	39,510
Arcutis Biotherapeutics, Inc.*	2,200	30,844
Argenx SE (ADR)*	3,552	1,957,933
Arrowhead Pharmaceuticals, Inc.*	1,600	25,280
Ascendis Pharma A/S (ADR)*	60,040	10,362,904
Avidity Biosciences, Inc.*	1,500	42,600
Biohaven Ltd.*	1,000	14,110
Blueprint Medicines Corp.*	1,200	153,816
Bridgebio Pharma, Inc.*	1,600	69,088
Catalyst Pharmaceuticals, Inc.*	1,900	41,230
CG oncology, Inc.*	1,400	36,400
Crinetics Pharmaceuticals, Inc.*	1,200	34,512
Cytokinetics, Inc.*	800	26,432
Denali Therapeutics, Inc.*	2,700	37,773
Dyne Therapeutics, Inc.*	1,400	13,328
Exact Sciences Corp.*	1,000	53,140
Exelixis, Inc.*	3,200	141,040
Geron Corp.*	10,400	14,664
Gilead Sciences, Inc.	4,500	498,915
Halozyme Therapeutics, Inc.*	1,700	88,434
ImmunityBio, Inc. (x)*	8,500	22,440
Immunovant, Inc.*	1,500	24,000
Incyte Corp.*	592	40,315
Insmed, Inc.*	2,700	271,728
Ionis Pharmaceuticals, Inc.*	2,500	98,775
Ironwood Pharmaceuticals, Inc., Class A*	8,500	6,096
Krystal Biotech, Inc.*	300	41,238
Kymera Therapeutics, Inc.*	900	39,276
Legend Biotech Corp. (ADR)*	78,620	2,790,224
Madrigal Pharmaceuticals, Inc.*	300	90,792
Metsera, Inc. (x)*	1,400	39,830
Mirum Pharmaceuticals, Inc.*	800	40,712
Natera, Inc.*	15,100	2,550,994

See Notes to Financial Statements.

1259

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Neurocrine Biosciences, Inc.*	1,646	$206,886
Novavax, Inc. (x)*	2,200	13,860
Nuvalent, Inc., Class A*	500	38,150
Protagonist Therapeutics, Inc.*	1,000	55,270
PTC Therapeutics, Inc.*	800	39,072
Recursion Pharmaceuticals, Inc., Class A (x)*	5,500	27,830
Rhythm Pharmaceuticals, Inc.*	700	44,233
Sarepta Therapeutics, Inc.*	1,700	29,070
Scholar Rock Holding Corp.*	1,100	38,962
Soleno Therapeutics, Inc.*	800	67,024
Summit Therapeutics, Inc. (x)*	2,300	48,944
TG Therapeutics, Inc.*	1,900	68,381
Twist Bioscience Corp.*	800	29,432
Ultragenyx Pharmaceutical, Inc.*	1,200	43,632
Vera Therapeutics, Inc., Class A*	800	18,848
Vericel Corp.*	700	29,785
Vertex Pharmaceuticals, Inc.*	3,444	1,533,269
Viking Therapeutics, Inc.*	1,400	37,100

		38,335,198

Health Care Equipment & Supplies (1.3%)
Boston Scientific Corp.*	3,400	365,194
Dexcom, Inc.*	54,060	4,718,898
Glaukos Corp.*	700	72,303
Haemonetics Corp.*	700	52,227
IDEXX Laboratories, Inc.*	1,200	643,608
Inspire Medical Systems, Inc.*	500	64,885
Insulet Corp.*	976	306,640
Integer Holdings Corp.*	300	36,891
Intuitive Surgical, Inc.*	18,036	9,800,943
iRhythm Technologies, Inc.*	400	61,584
Lantheus Holdings, Inc.*	1,200	98,232
LeMaitre Vascular, Inc.	400	33,220
Masimo Corp.*	300	50,466
Merit Medical Systems, Inc.*	800	74,784
Novocure Ltd.*	1,800	32,040
Penumbra, Inc.*	500	128,315
PROCEPT BioRobotics Corp.*	600	34,560
Sonova Holding AG (ADR)	28,578	1,706,392
STAAR Surgical Co. (x)*	1,400	23,492
Stryker Corp.	12,926	5,113,913
TransMedics Group, Inc.*	500	67,005

		23,485,592

Health Care Providers & Services (0.8%)
agilon health, Inc.*	4,800	11,040
Alignment Healthcare, Inc.*	3,300	46,200
Astrana Health, Inc.*	900	22,392
BrightSpring Health Services, Inc.*	2,200	51,898
Cardinal Health, Inc.	2,300	386,400
Cencora, Inc.	2,500	749,625
Chemed Corp.	100	48,693
Cigna Group (The)	10,267	3,394,065
Concentra Group Holdings Parent, Inc.	2,000	41,140
CorVel Corp.*	300	30,834
DaVita, Inc.*	800	113,960
Ensign Group, Inc. (The)	1,000	154,260
Guardant Health, Inc.*	1,600	83,264
HealthEquity, Inc.*	1,500	157,140
Hims & Hers Health, Inc. (x)*	2,600	129,610
McKesson Corp.	1,543	1,130,679
Molina Healthcare, Inc.*	500	148,950
Option Care Health, Inc.*	1,700	55,216
Privia Health Group, Inc.*	1,900	43,700
RadNet, Inc.*	900	51,219
UnitedHealth Group, Inc.	22,613	7,054,578

		13,904,863

Health Care Technology (0.0%)†
Doximity, Inc., Class A*	800	49,072
Veeva Systems, Inc., Class A*	2,100	604,758
Waystar Holding Corp.*	1,400	57,218

		711,048

Life Sciences Tools & Services (0.1%)
10X Genomics, Inc., Class A*	2,400	27,792
Danaher Corp.	8,738	1,726,105
Medpace Holdings, Inc.*	400	125,544
OmniAb, Inc. (r) (x)*	690	—
Repligen Corp.*	300	37,314
Tempus AI, Inc., Class A (x)*	3,100	196,974
Waters Corp.*	500	174,520

		2,288,249

Pharmaceuticals (1.3%)
Amneal Pharmaceuticals, Inc.*	4,900	39,641
Amphastar Pharmaceuticals, Inc.*	900	20,664
Axsome Therapeutics, Inc.*	500	52,195
Bristol-Myers Squibb Co.	5,300	245,337
Corcept Therapeutics, Inc.*	3,800	278,920
Edgewise Therapeutics, Inc.*	1,300	17,043
Eli Lilly & Co.	28,301	22,061,478
Harmony Biosciences Holdings, Inc.*	1,100	34,760
Innoviva, Inc.*	3,432	68,949
Tarsus Pharmaceuticals, Inc.*	800	32,408
Zoetis, Inc.	5,347	833,865

		23,685,260

Total Health Care		102,410,210

Industrials (5.5%)
Aerospace & Defense (3.0%)
AAR Corp.*	600	41,274
AeroVironment, Inc.*	400	113,980
Archer Aviation, Inc., Class A*	5,800	62,930
Axon Enterprise, Inc.*	32,570	26,966,006
Boeing Co. (The)*	15,539	3,255,886
BWX Technologies, Inc.	300	43,218
GE Aerospace	14,200	3,654,938
HEICO Corp.	600	196,800
HEICO Corp., Class A	1,120	289,800
Howmet Aerospace, Inc.	55,159	10,266,745
Kratos Defense & Security Solutions, Inc.*	1,600	74,320
Leonardo DRS, Inc.	1,200	55,776
Loar Holdings, Inc. (x)*	500	43,085
Lockheed Martin Corp.	930	430,720
Moog, Inc., Class A	400	72,388
Rocket Lab Corp.*	4,700	168,119
Spirit AeroSystems Holdings, Inc., Class A*	1,300	49,595
StandardAero, Inc.*	1,300	41,145

See Notes to Financial Statements.

1260

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
TransDigm Group, Inc.	5,892	$8,959,611

		54,786,336

Building Products (0.1%)
AAON, Inc.	973	71,759
Armstrong World Industries, Inc.	300	48,732
AZEK Co., Inc. (The), Class A*	1,400	76,090
AZZ, Inc.	400	37,792
Carlisle Cos., Inc.	100	37,340
CSW Industrials, Inc.	200	57,366
Griffon Corp.	600	43,422
Lennox International, Inc.	500	286,620
Simpson Manufacturing Co., Inc.	200	31,062
Tecnoglass, Inc.	500	38,680
Trane Technologies plc	3,000	1,312,230
UFP Industries, Inc.	500	49,680
Zurn Elkay Water Solutions Corp.	1,800	65,826

		2,156,599

Commercial Services & Supplies (0.2%)
ACV Auctions, Inc., Class A*	2,000	32,440
Brink’s Co. (The)	600	53,574
Casella Waste Systems, Inc., Class A*	800	92,304
Cintas Corp.	4,688	1,044,815
Copart, Inc.*	11,520	565,286
Driven Brands Holdings, Inc.*	2,200	38,632
HNI Corp.	700	34,426
Rollins, Inc.	3,800	214,396
Tetra Tech, Inc.	1,005	36,140
Veralto Corp.	1,600	161,520
Waste Management, Inc.	5,700	1,304,274

		3,577,807

Construction & Engineering (0.1%)
Comfort Systems USA, Inc.	500	268,105
Construction Partners, Inc., Class A*	600	63,768
Dycom Industries, Inc.*	400	97,756
EMCOR Group, Inc.	300	160,467
Granite Construction, Inc. (x)	500	46,755
IES Holdings, Inc.*	300	88,869
MYR Group, Inc.*	300	54,435
Primoris Services Corp.	700	54,558
Quanta Services, Inc.	1,500	567,120
Sterling Infrastructure, Inc.*	400	92,292
WillScot Holdings Corp.	1,100	30,140

		1,524,265

Electrical Equipment (0.8%)
Bloom Energy Corp., Class A (x)*	2,400	57,408
EnerSys	500	42,885
Fluence Energy, Inc., Class A (x)*	2,200	14,762
GE Vernova, Inc.	12,550	6,640,832
NEXTracker, Inc., Class A*	4,900	266,413
NuScale Power Corp., Class A (x)*	1,500	59,340
Powell Industries, Inc.	200	42,090
Rockwell Automation, Inc.	134	44,511
Vertiv Holdings Co., Class A	59,560	7,648,100

		14,816,341

Ground Transportation (0.4%)
Avis Budget Group, Inc.*	400	67,620
Lyft, Inc., Class A*	3,400	53,584
RXO, Inc.*	1,800	28,296
Uber Technologies, Inc.*	28,900	2,696,370
U-Haul Holding Co.	700	38,059
Union Pacific Corp.	16,710	3,844,637

		6,728,566

Industrial Conglomerates (0.0%)†
3M Co.	1,500	228,360

Machinery (0.3%)
Alamo Group, Inc.	200	43,676
Albany International Corp., Class A	500	35,065
Atmus Filtration Technologies, Inc.	1,100	40,062
Caterpillar, Inc.	1,019	395,586
Chart Industries, Inc.*	600	98,790
Enerpac Tool Group Corp., Class A	900	36,504
Enpro, Inc.	200	38,310
ESCO Technologies, Inc.	300	57,561
Federal Signal Corp.	800	85,136
Franklin Electric Co., Inc.	600	53,844
Illinois Tool Works, Inc.	1,604	396,589
Ingersoll Rand, Inc.	27,793	2,311,822
JBT Marel Corp.	300	36,078
Kadant, Inc.	200	63,490
Mueller Water Products, Inc., Class A	2,100	50,484
SPX Technologies, Inc.*	600	100,608
Standex International Corp.	200	31,296
Symbotic, Inc., Class A (x)*	42,000	1,631,700
Trinity Industries, Inc.	1,100	29,711
Watts Water Technologies, Inc., Class A	400	98,356
Worthington Enterprises, Inc.	900	57,276

		5,691,944

Passenger Airlines (0.0%)†
Alaska Air Group, Inc.*	4,200	207,816
American Airlines Group, Inc. (x)*	21,300	238,986
Joby Aviation, Inc. (x)*	5,400	56,970
Southwest Airlines Co. (x)	6,500	210,860

		714,632

Professional Services (0.5%)
Automatic Data Processing, Inc.	5,387	1,661,351
Booz Allen Hamilton Holding Corp.	1,700	177,021
Broadridge Financial Solutions, Inc.	1,500	364,545
CBIZ, Inc.*	600	43,026
Dayforce, Inc.*	35,294	1,954,935
Equifax, Inc.	10,688	2,772,146
ExlService Holdings, Inc.*	3,000	131,370
Exponent, Inc.	700	52,297
First Advantage Corp. (x)*	2,700	44,847
Huron Consulting Group, Inc.*	300	41,262
Insperity, Inc.	500	30,060
KBR, Inc.	700	33,558
Maximus, Inc.	800	56,160

See Notes to Financial Statements.

1261

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Paychex, Inc.	1,673	$243,354
Paycom Software, Inc.	400	92,560
Paylocity Holding Corp.*	600	108,714
TriNet Group, Inc.	400	29,256
Verisk Analytics, Inc.	1,168	363,832
Verra Mobility Corp., Class A*	2,200	55,858
WNS Holdings Ltd.*	600	37,944

		8,294,096

Trading Companies & Distributors (0.1%)
Core & Main, Inc., Class A*	1,700	102,595
Fastenal Co.	13,808	579,936
Ferguson Enterprises, Inc.	200	43,550
FTAI Aviation Ltd.	1,400	161,056
GMS, Inc.*	500	54,375
Herc Holdings, Inc.	451	59,392
McGrath RentCorp	300	34,788
SiteOne Landscape Supply, Inc.*	300	36,282
W.W. Grainger, Inc.	507	527,402

		1,599,376

Total Industrials		100,118,322

Information Technology (34.4%)
Communications Equipment (0.1%)
Arista Networks, Inc.*	14,700	1,503,957
Calix, Inc.*	1,100	58,509
Motorola Solutions, Inc.	1,100	462,506
Ubiquiti, Inc.	100	41,165

		2,066,137

Electronic Equipment, Instruments & Components (0.5%)
Advanced Energy Industries, Inc.	500	66,250
Amphenol Corp., Class A	88,586	8,747,868
Badger Meter, Inc.	400	97,980
Belden, Inc.	300	34,740
CDW Corp.	1,000	178,590
Fabrinet*	500	147,340
Insight Enterprises, Inc.*	400	55,234
Itron, Inc.*	600	78,978
Jabil, Inc.	1,200	261,720
Mirion Technologies, Inc., Class A*	2,500	53,825
Novanta, Inc.*	700	90,251
OSI Systems, Inc.*	200	44,972
PAR Technology Corp.*	600	41,622
Plexus Corp.*	300	40,593

		9,939,963

IT Services (2.8%)
Cloudflare, Inc., Class A*	126,500	24,772,495
DigitalOcean Holdings, Inc.*	1,100	31,416
Gartner, Inc.*	1,111	449,088
Globant SA*	400	36,336
GoDaddy, Inc., Class A*	1,900	342,114
Hackett Group, Inc. (The)	2,178	55,365
Okta, Inc.*	1,000	99,970
Shopify, Inc., Class A*	23,932	2,760,556
Snowflake, Inc., Class A*	99,275	22,214,767
Twilio, Inc., Class A*	500	62,180

		50,824,287

Semiconductors & Semiconductor Equipment (12.1%)
Advanced Micro Devices, Inc.*	28,056	3,981,147
Applied Materials, Inc.	27,330	5,003,303
ASML Holding NV (Registered) (ADR)	1,257	1,007,347
Astera Labs, Inc.*	102,400	9,259,008
Axcelis Technologies, Inc.*	700	48,783
Broadcom, Inc.	210,620	58,057,403
Credo Technology Group Holding Ltd.*	107,800	9,981,202
Enphase Energy, Inc.*	1,800	71,370
Entegris, Inc.	41,758	3,367,783
First Solar, Inc.*	9,558	1,582,231
FormFactor, Inc.*	1,000	34,410
Impinj, Inc.*	300	33,321
KLA Corp.	1,900	1,701,906
Lam Research Corp.	18,300	1,781,322
Lattice Semiconductor Corp.*	31,162	1,526,626
Marvell Technology, Inc.	900	69,660
Monolithic Power Systems, Inc.	700	511,966
NVIDIA Corp.	712,308	112,537,541
Onto Innovation, Inc.*	200	20,186
Power Integrations, Inc.	800	44,720
QUALCOMM, Inc.	14,865	2,367,400
Rambus, Inc.*	2,000	128,040
Semtech Corp.*	900	40,626
Silicon Laboratories, Inc.*	400	58,944
SiTime Corp.*	200	42,616
Synaptics, Inc.*	1,000	64,820
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	25,140	5,693,959
Texas Instruments, Inc.	1,581	328,247

		219,345,887

Software (14.9%)
ACI Worldwide, Inc.*	1,400	64,274
Adobe, Inc.*	6,152	2,380,086
Agilysys, Inc.*	300	34,392
Alarm.com Holdings, Inc.*	700	39,599
Alkami Technology, Inc. (x)*	1,100	33,154
Appfolio, Inc., Class A*	300	69,084
Appian Corp., Class A*	1,500	44,790
AppLovin Corp., Class A*	40,100	14,038,208
Asana, Inc., Class A*	3,400	45,900
Atlassian Corp., Class A*	2,300	467,107
Autodesk, Inc.*	3,097	958,738
AvePoint, Inc.*	2,500	48,275
Bentley Systems, Inc., Class B	1,900	102,543
Blackbaud, Inc.*	600	38,526
BlackLine, Inc. (x)*	800	45,296
Box, Inc., Class A*	1,900	64,923
Braze, Inc., Class A*	1,000	28,100
C3.ai, Inc., Class A (x)*	1,739	42,727
Cadence Design Systems, Inc.*	3,905	1,203,326
Check Point Software Technologies Ltd.*	16,230	3,590,887
Clear Secure, Inc., Class A	1,400	38,864
Clearwater Analytics Holdings, Inc., Class A*	2,400	52,632
Commvault Systems, Inc.*	500	87,165
Confluent, Inc., Class A*	3,500	87,255
Core Scientific, Inc.*	2,600	44,382
Crowdstrike Holdings, Inc., Class A*	3,262	1,661,369

See Notes to Financial Statements.

1262

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Datadog, Inc., Class A*	99,500	$13,365,835
Docusign, Inc.*	2,800	218,092
Dropbox, Inc., Class A*	1,500	42,900
D-Wave Quantum, Inc. (x)*	4,300	62,952
Dynatrace, Inc.*	34,385	1,898,396
Elastic NV*	1,300	109,629
Fair Isaac Corp.*	1,050	1,919,358
Five9, Inc.*	1,600	42,368
Fortinet, Inc.*	7,292	770,910
Freshworks, Inc., Class A*	2,800	41,748
Gitlab, Inc., Class A*	1,600	72,176
Guidewire Software, Inc.*	500	117,725
HubSpot, Inc.*	4,819	2,682,400
Intapp, Inc.*	700	36,134
InterDigital, Inc. (x)	300	67,269
Intuit, Inc.	16,790	13,224,308
Klaviyo, Inc., Class A*	13,600	456,688
Manhattan Associates, Inc.*	800	157,976
Microsoft Corp.#	229,156	113,984,486
MicroStrategy, Inc., Class A*	150	60,634
nCino, Inc. (x)*	1,000	27,970
Nutanix, Inc., Class A*	900	68,796
OneSpan, Inc.	1,452	24,234
Oracle Corp.	52,279	11,429,758
Palantir Technologies, Inc., Class A*	84,200	11,478,144
Palo Alto Networks, Inc.*	9,200	1,882,688
Pegasystems, Inc.	1,200	64,956
Procore Technologies, Inc.*	1,400	95,788
Progress Software Corp.	700	44,688
PTC, Inc.*	1,000	172,340
Q2 Holdings, Inc.*	800	74,872
Qualys, Inc.*	500	71,435
RingCentral, Inc., Class A*	1,100	31,185
Rubrik, Inc., Class A*	85,000	7,615,150
Salesforce, Inc.	28,651	7,812,841
Samsara, Inc., Class A*	116,600	4,638,348
SentinelOne, Inc., Class A*	1,500	27,420
ServiceNow, Inc.*	29,709	30,543,229
SoundHound AI, Inc., Class A (x)*	4,600	49,358
SPS Commerce, Inc.*	700	95,263
Synopsys, Inc.*	8,410	4,311,639
Tenable Holdings, Inc.*	1,600	54,048
Teradata Corp.*	2,300	51,313
Tyler Technologies, Inc.*	546	323,691
Unity Software, Inc.*	1,822	44,092
Varonis Systems, Inc.*	1,500	76,125
Vertex, Inc., Class A*	1,000	35,335
Workday, Inc., Class A*	3,048	731,520
Workiva, Inc., Class A*	700	47,915
Zeta Global Holdings Corp., Class A*	2,400	37,176
Zscaler, Inc.*	42,200	13,248,268

		269,853,171

Technology Hardware, Storage & Peripherals (4.0%)
Apple, Inc.#	346,438	71,078,684
Dell Technologies, Inc., Class C	900	110,340
IonQ, Inc. (x)*	2,700	116,019
NetApp, Inc.	1,300	138,515
Pure Storage, Inc., Class A*	3,900	224,562
Super Micro Computer, Inc.*	7,000	343,070

		72,011,190

Total Information Technology		624,040,635

Materials (0.1%)
Chemicals (0.1%)
Balchem Corp.	400	63,680
Cabot Corp.	700	52,500
Ecolab, Inc.	840	226,330
Hawkins, Inc.	300	42,630
Innospec, Inc.	300	25,227
Sensient Technologies Corp.	500	49,260
Sherwin-Williams Co. (The)	3,018	1,036,260

		1,495,887

Construction Materials (0.0%)†
Eagle Materials, Inc.	300	60,633
Knife River Corp.*	800	65,312
United States Lime & Minerals, Inc.	300	29,940

		155,885

Metals & Mining (0.0%)†
Alpha Metallurgical Resources, Inc.*	200	22,496
Anglogold Ashanti plc (x)	4,400	200,508
Carpenter Technology Corp.	600	165,828

		388,832

Paper & Forest Products (0.0%)†
Sylvamo Corp.	600	30,060

Total Materials		2,070,664

Real Estate (0.2%)
Health Care REITs (0.0%)†
CareTrust REIT, Inc. (REIT)	1,400	42,840

Hotel & Resort REITs (0.0%)†
Ryman Hospitality Properties, Inc. (REIT)	2,900	286,143

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	1,500	210,180
Compass, Inc., Class A*	5,900	37,052
Jones Lang LaSalle, Inc.*	200	51,156

		298,388

Residential REITs (0.0%)†
UDR, Inc. (REIT)	5,100	208,233

Retail REITs (0.0%)†
Phillips Edison & Co., Inc. (REIT)	1,100	38,533
Simon Property Group, Inc. (REIT)	1,262	202,879
Tanger, Inc. (REIT)	1,100	33,638

		275,050

Specialized REITs (0.1%)
American Tower Corp. (REIT)	6,667	1,473,540
Lamar Advertising Co. (REIT), Class A (x)	300	36,408
Public Storage (REIT)	1,000	293,420

		1,803,368

Total Real Estate		2,914,022

Utilities (0.1%)
Electric Utilities (0.0%)†
MGE Energy, Inc.	400	35,376
NRG Energy, Inc.	2,700	433,566
Otter Tail Corp. (x)	500	38,545

		507,487

See Notes to Financial Statements.

1263

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.1%)
Vistra Corp.	4,800	$930,288

Water Utilities (0.0%)†
American States Water Co.	2,600	199,316

Total Utilities		1,637,091

Total Common Stocks (72.6%) (Cost $553,146,880)		1,318,406,072

EXCHANGE TRADED FUNDS (ETF):
Equity (7.1%)
iShares Russell 1000 Growth ETF	75,806	32,185,711
Vanguard Growth ETF (x)	146,387	64,176,061
Vanguard Russell 1000 Growth ETF	294,548	32,164,642

Total Exchange Traded Funds (7.1%) (Cost $75,992,436)		128,526,414

SHORT-TERM INVESTMENTS:
Investment Companies (19.1%)
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	3,065,614	3,065,614
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)	343,672,142	343,740,876

Total Investment Companies		346,806,490

Total Short-Term Investments (19.1%) (Cost $346,830,352)		346,806,490

Total Investments in Securities (98.8%) (Cost $975,969,668)		1,793,738,976
Other Assets Less Liabilities (1.2%)		21,996,989

Net Assets (100%)		$1,815,735,965

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $53,601,622.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $4,987,163. This was collateralized by $1,924,463 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 7/15/25 – 11/15/54 and by cash of $3,065,614 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 1000 Growth E-Mini Index	1,473	9/2025	USD	317,947,050	10,067,557
Russell 2000 E-Mini Index	233	9/2025	USD	25,533,305	217,703

					10,285,260

See Notes to Financial Statements.

1264

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$168,693,280	$—	$—		$168,693,280
Consumer Discretionary	151,211,258	—	—		151,211,258
Consumer Staples	17,687,704	—	—		17,687,704
Energy	3,329,684	—	—		3,329,684
Financials	144,293,202	—	—		144,293,202
Health Care	102,410,210	—	—	(a)	102,410,210
Industrials	100,118,322	—	—		100,118,322
Information Technology	624,040,635	—	—		624,040,635
Materials	2,070,664	—	—		2,070,664
Real Estate	2,914,022	—	—		2,914,022
Utilities	1,637,091	—	—		1,637,091
Exchange Traded Funds	128,526,414	—	—		128,526,414
Futures	10,285,260	—	—		10,285,260
Short-Term Investments
Investment Companies	346,806,490	—	—		346,806,490

Total Assets	$1,804,024,236	$—	$—		$1,804,024,236

Total Liabilities	$—	$—	$—		$—

Total	$1,804,024,236	$—	$—		$1,804,024,236

(a)	Value is zero.

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$10,285,260	*

Total		$10,285,260

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(14,105,010)	$(14,105,010)

Total	$(14,105,010)	$(14,105,010)

See Notes to Financial Statements.

1265

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$23,739,118	$23,739,118

Total	$23,739,118	$23,739,118

^	The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$325,049,000

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$776,382,105
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$862,731,638

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$839,077,844
Aggregate gross unrealized depreciation	(8,969,762)

Net unrealized appreciation	$830,108,082

Federal income tax cost of investments in securities and derivative instruments, if applicable	$973,916,154

For the six months ended June 30, 2025, the Portfolio incurred approximately $1,438 as brokerage commissions with Bernstein Institutional Services, LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

1266

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $975,969,668)	$1,793,738,976
Cash	26,346,791
Due from broker for futures variation margin	2,361,085
Receivable for securities sold	1,495,591
Dividends, interest and other receivables	1,473,228
Due from Custodian	172,260
Receivable for Portfolio shares sold	160,840
Securities lending income receivable	1,906
Other assets	17,686

Total assets	1,825,768,363

LIABILITIES
Payable for securities purchased	4,891,476
Payable for return of collateral on securities loaned	3,065,614
Investment management fees payable	804,281
Payable for Portfolio shares repurchased	633,671
Distribution fees payable – Class IA	318,974
Administrative fees payable	171,611
Distribution fees payable – Class IB	38,045
Accrued expenses	108,726

Total liabilities	10,032,398

Commitments and contingent liabilities^
NET ASSETS	$1,815,735,965

Net assets were comprised of:
Paid in capital	$862,828,898
Total distributable earnings (loss)	952,907,067

Net assets	$1,815,735,965

Class IA
Net asset value, offering and redemption price per share, $1,611,068,843 / 19,798,299 shares outstanding (unlimited amount authorized: $0.01 par value)	$81.37

Class IB
Net asset value, offering and redemption price per share, $192,243,115 / 2,460,823 shares outstanding (unlimited amount authorized: $0.01 par value)	$78.12

Class K
Net asset value, offering and redemption price per share, $12,424,007 / 151,411 shares outstanding (unlimited amount authorized: $0.01 par value)	$82.05

(x)	Includes value of securities on loan of $4,987,163.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends (net of $15,497 foreign withholding tax)	$9,995,453
Interest	473,480
Securities lending (net)	11,650

Total income	10,480,583

EXPENSES
Investment management fees	4,696,143
Distribution fees – Class IA	1,860,739
Administrative fees	1,043,351
Distribution fees – Class IB	220,032
Custodian fees	91,977
Printing and mailing expenses	62,392
Professional fees	59,053
Trustees’ fees	27,988
Miscellaneous	17,458

Total expenses	8,079,133

NET INVESTMENT INCOME (LOSS)	2,401,450

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	74,342,919
Futures contracts	(14,105,010)

Net realized gain (loss)	60,237,909

Change in unrealized appreciation (depreciation) on:
Investments in securities	25,516,921
Futures contracts	23,739,118

Net change in unrealized appreciation (depreciation)	49,256,039

NET REALIZED AND UNREALIZED GAIN (LOSS)	109,493,948

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$111,895,398

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,401,450	$6,044,315
Net realized gain (loss)	60,237,909	293,346,972
Net change in unrealized appreciation (depreciation)	49,256,039	144,856,902

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	111,895,398	444,248,189

Distributions to shareholders:	—	—
Class IA	—	(212,897,570)
Class IB	—	(25,838,658)
Class K	—	(1,607,898)

Total distributions to shareholders	—	(240,344,126)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 83,800 and 210,823 shares, respectively ]	6,171,583	16,020,980
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,691,577 shares, respectively ]	—	212,897,570
Capital shares repurchased [ (1,108,739) and (2,278,008) shares, respectively ]	(81,419,542)	(174,604,575)

Total Class IA transactions	(75,247,959)	54,313,975

Class IB
Capital shares sold [ 118,075 and 223,513 shares, respectively ]	8,416,692	16,495,798
Capital shares issued in reinvestment of dividends and distributions [ 0 and 340,020 shares, respectively ]	—	25,838,658
Capital shares repurchased [ (218,931) and (285,206) shares, respectively ]	(15,488,939)	(21,100,088)

Total Class IB transactions	(7,072,247)	21,234,368

Class K
Capital shares sold [ 16,605 and 12,916 shares, respectively ]	1,140,723	986,449
Capital shares issued in reinvestment of dividends and distributions [ 0 and 20,183 shares, respectively ]	—	1,607,898
Capital shares repurchased [ (20,136) and (53,420) shares, respectively ]	(1,540,864)	(4,050,131)

Total Class K transactions	(400,141)	(1,455,784)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(82,720,347)	74,092,559

TOTAL INCREASE (DECREASE) IN NET ASSETS	29,175,051	277,996,622
NET ASSETS:
Beginning of period	1,786,560,914	1,508,564,292

End of period	$1,815,735,965	$1,786,560,914

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

Class IA	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022		2021	2020
Net asset value, beginning of period	$76.22		$66.81	$49.50	$84.48		$84.51	$66.71

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.28	0.23	(0.10)		(0.32)	(0.06)
Net realized and unrealized gain (loss)	5.05		20.52	18.69	(26.58)		17.41	25.63

Total from investment operations	5.15		20.80	18.92	(26.68)		17.09	25.57

Less distributions:
Dividends from net investment income	—		(0.32)	(0.23)	—		—	—
Distributions from net realized gains	—		(11.07)	(1.38)	(8.30)		(17.12)	(7.77)

Total dividends and distributions	—		(11.39)	(1.61)	(8.30)		(17.12)	(7.77)

Net asset value, end of period	$81.37		$76.22	$66.81	$49.50		$84.48	$84.51

Total return (b)	6.76%		30.85%	38.30%	(32.15)%		20.49%	38.83%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,611,069		$1,587,212	$1,349,545	$1,067,542		$1,698,352	$1,528,550
Ratio of expenses to average net assets (a)(f)	0.97%		0.97%	0.98%	0.97%		0.95%	0.97%
Ratio of net investment income (loss) to average net assets (a)(f)	0.28%		0.36%	0.39%	(0.16)%		(0.35)%	(0.09)%
Portfolio turnover rate^	57	%(z)	103%	81%	83	%(h)	74%	60%

Class IB	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022		2021	2020
Net asset value, beginning of period	$73.18		$64.48	$47.82	$82.00		$82.45	$65.23

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.27	0.22	(0.10)		(0.31)	(0.06)
Net realized and unrealized gain (loss)	4.84		19.82	18.05	(25.78)		16.98	25.05

Total from investment operations	4.94		20.09	18.27	(25.88)		16.67	24.99

Less distributions:
Dividends from net investment income	—		(0.32)	(0.23)	—		—	—
Distributions from net realized gains	—		(11.07)	(1.38)	(8.30)		(17.12)	(7.77)

Total dividends and distributions	—		(11.39)	(1.61)	(8.30)		(17.12)	(7.77)

Net asset value, end of period	$78.12		$73.18	$64.48	$47.82		$82.00	$82.45

Total return (b)	6.75%		30.87%	38.29%	(32.15)%		20.49%	38.82%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$192,243		$187,454	$147,241	$108,682		$161,968	$137,403
Ratio of expenses to average net assets (a)(f)	0.97%		0.97%	0.98%	0.97%		0.95%	0.97%
Ratio of net investment income (loss) to average net assets (a)(f)	0.28%		0.36%	0.39%	(0.15)%		(0.35)%	(0.09)%
Portfolio turnover rate^	57	%(z)	103%	81%	83	%(h)	74%	60%

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024	2023	2022		2021	2020
Net asset value, beginning of period	$76.77		$67.20	$49.77	$84.66		$84.45	$66.50

Income (loss) from investment operations:
Net investment income (loss) (e)	0.20		0.47	0.38	0.07	†	(0.09)	0.12 †
Net realized and unrealized gain (loss)	5.08		20.68	18.81	(26.66)		17.42	25.60

Total from investment operations	5.28		21.15	19.19	(26.59)		17.33	25.72

Less distributions:
Dividends from net investment income	—		(0.51)	(0.38)	—		—	—
Distributions from net realized gains	—		(11.07)	(1.38)	(8.30)		(17.12)	(7.77)

Total dividends and distributions	—		(11.58)	(1.76)	(8.30)		(17.12)	(7.77)

Net asset value, end of period	$82.05		$76.77	$67.20	$49.77		$84.66	$84.45

Total return (b)	6.88%		31.19%	38.63%	(31.98)%		20.79%	39.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,424		$11,894	$11,778	$9,247		$13,336	$11,232
Ratio of expenses to average net assets (a)(f)	0.72%		0.72%	0.73%	0.72%		0.70%	0.72%
Ratio of net investment income (loss) to average net assets (a)(f)	0.53%		0.61%	0.63%	0.10%		(0.10)%	0.16%
Portfolio turnover rate^	57	%(z)	103%	81%	83	%(h)	74%	60%
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1270

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (10.2%)
37 Capital CLO II,
Series 2022-1A A1R 5.546%, 7/15/34 (l)§		$600,000	$599,839
AASET Ltd.,
Series 2025-2A A 5.522%, 2/16/50§		250,000	252,403
AASET Trust,
Series 2020-1A A 3.351%, 1/16/40§		203,086	197,227
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE1 A2C 4.774%, 1/25/37 (l)		1,097,176	658,629
Acrec LLC,
Series 2025-FL3 A 5.625%, 8/18/42 (l)§		190,000	189,169
ACREC LLC,
Series 2023-FL2 A 6.542%, 2/19/38 (l)§		95,466	95,525
Aligned Data Centers Issuer LLC,
Series 2021-1A A2 1.937%, 8/15/46§		750,000	724,767
Series 2021-1A B 2.482%, 8/15/46§		500,000	479,606
American Airlines Pass-Through Trust,
Series 2015-2 AA 3.600%, 9/22/27		57,361	55,424
Series 2019-1 A 3.500%, 2/15/32		364,356	323,963
Series 2021-1 A 2.875%, 7/11/34		692,754	608,106
American Credit Acceptance Receivables Trust,
Series 2024-4 C 4.910%, 8/12/31§		350,000	350,505
AMSR Trust,
Series 2024-SFR1 B 4.290%, 7/17/41 (e)§		1,145,000	1,120,669
Series 2024-SFR1 C 4.290%, 7/17/41 (e)§		1,026,000	989,722
Apidos CLO XX,
Series 2015-20A A1RA 5.622%, 7/16/31 (l)§		90,083	90,145
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2021-FL4 A 5.776%, 11/15/36 (l)§		149,269	149,265
Series 2022-FL1 A 5.754%, 1/15/37 (l)§		137,575	137,575
Arbour CLO VI DAC,
Series 6A AR 3.293%, 11/15/37 (l)§	EUR	600,000	706,174
AREIT Ltd.,
Series 2025-CRE10 A 5.702%, 12/17/29 (l)§		$280,000	279,388
Ares LIX CLO Ltd.,
Series 2021-59A B1 5.943%, 4/25/34 (l)§		500,000	500,796
Ares Loan Funding IV Ltd.,
Series 2023-ALF4A D 8.936%, 10/15/36 (l)§		250,000	251,824
Atlas Senior Loan Fund XV Ltd.,
Series 2019-15A A1R 5.499%, 10/23/32 (l)§		481,920	481,902
Atlas Senior Loan Fund XVIII Ltd.,
Series 2021-18A A1R 5.379%, 1/18/35 (l)§		500,000	500,033
Aurium CLO VIII DAC,
Series 8A A 2.864%, 6/23/34 (l)§	EUR	500,000	586,914
Bain Capital Credit CLO Ltd.,
Series 2020-2A ARR 5.509%, 7/19/34 (l)§		$600,000	600,729
BBAM US CLO I Ltd.,
Series 2022-1A AR 5.456%, 3/30/38 (l)§		250,000	249,321
BDS LLC,
Series 2024-FL13 A 5.894%, 9/19/39 (l)§		250,000	250,391
Birch Grove CLO Ltd.,
Series 19A A1RR 5.870%, 7/17/37 (l)§		600,000	602,115
Blackbird Capital II Aircraft Lease Ltd.,
Series 2021-1A B 3.446%, 7/15/46§		502,529	471,200
BlueMountain CLO XXII Ltd.,
Series 2018-22A A1 5.598%, 7/15/31 (l)§		111,178	111,220
Series 2018-22A B 6.018%, 7/15/31 (l)§		250,000	250,176
BNPP AM Euro CLO DAC,
Series 2018-1A AR 2.879%, 4/15/31 (l)§	EUR	249,606	290,985
Bridge Street CLO I Ltd.,
Series 2020-1A A1R 5.819%, 7/20/37 (l)§		$1,000,000	1,002,952
Bridge Street CLO IV Ltd.,
Series 2024-1A A 5.869%, 4/20/37 (l)§		500,000	501,476
Bryant Park Funding Ltd.,
Series 2024-24A A1 5.656%, 10/15/37 (l)§		250,000	250,621
BSPRT Issuer Ltd.,
Series 2022-FL8 A 5.804%, 2/15/37 (l)§		95,138	95,138
Canyon Capital CLO Ltd.,
Series 2021-2A B1 6.268%, 4/15/34 (l)§		250,000	250,169
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-2RA A1 5.638%, 5/15/31 (l)§		39,878	39,905
Carlyle US CLO Ltd.,
Series 2017-2A AR2 5.759%, 7/20/37 (l)§		500,000	501,572
CarVal CLO IX-C Ltd.,
Series 2024-1A B 6.369%, 4/20/37 (l)§		1,000,000	1,003,967
CIFC Funding 2021-IV Ltd.,
Series 2021-4A BR 5.929%, 7/23/37 (l)§		250,000	250,533
CIFC Funding 2025-II Ltd.,
Series 2025-2A A
5.411%, 4/15/38 (l)§		380,000	381,198

See Notes to Financial Statements.

1271

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Citibank Credit Card Issuance Trust,
Series 2018-A5 A5 5.036%, 8/7/27 (l)		$300,000	$300,151
Compass Datacenters Issuer III LLC,
Series 2025-2A A2 5.835%, 2/25/50§		250,000	252,750
CSAB Mortgage-Backed Trust,
Series 2007-1 1A1A 5.898%, 5/25/37 (l)		4,643,462	1,077,240
CVC Cordatus Loan Fund XXI DAC,
Series 21A A1E 2.974%, 9/22/34 (l)§	EUR	500,000	587,617
DataBank Issuer,
Series 2021-1A A2 2.060%, 2/27/51§		$900,000	880,358
Delta Air Lines Pass-Through Trust,
Series 2020-1 AA 2.000%, 6/10/28		35,052	33,079
Diameter Capital CLO 1 Ltd.,
Series 2021-1A A1R 5.646%, 10/15/37 (l)§		250,000	250,679
Domino’s Pizza Master Issuer LLC,
Series 2019-1A A2 3.668%, 10/25/49§		480,000	455,303
Dryden 41 Senior Loan Fund,
Series 2015-41A AR 5.488%, 4/15/31 (l)§		86,862	86,910
Dryden 50 Senior Loan Fund,
Series 2017-50A B 6.168%, 7/15/30 (l)§		350,000	350,359
Dryden 76 CLO Ltd.,
Series 2019-76A A1R2 5.626%, 10/15/37 (l)§		380,000	380,724
Empower CLO Ltd.,
Series 2022-1A A1R 5.659%, 10/20/37 (l)§		500,000	500,895
Flatiron CLO 25 Ltd.,
Series 2024-2A A 5.630%, 10/17/37 (l)§		250,000	250,571
FS Rialto,
Series 2021-FL2 A 5.646%, 5/16/38 (l)§		165,552	165,237
Galaxy XX CLO Ltd.,
Series 2015-20A AR 5.531%, 4/20/31 (l)§		18,812	18,814
Generate CLO 2 Ltd.,
Series 2A AR2 5.689%, 10/22/37 (l)§		250,000	251,063
Series 2A BR2 6.079%, 10/22/37 (l)§		250,000	250,673
Generate CLO 9 Ltd.,
Series 9A AR 5.619%, 1/20/38 (l)§		500,000	501,250
GoodLeap Sustainable Home Solutions Trust,
Series 2021-3CS A 2.100%, 5/20/48§		520,731	409,458
Series 2021-5CS B 2.560%, 10/20/48§		342,982	256,309
GreenSky Home Improvement Issuer Trust,
Series 2025-1A A2 5.120%, 3/25/60§		362,731	365,220
Greystone Commercial Real Estate Notes Ltd.,
Series 2021-FL3 A 5.446%, 7/15/39 (l)§		115,257	115,185
Greywolf CLO III Ltd.,
Series 2020-3RA A1R2 5.502%, 4/22/33 (l)§		600,000	601,020
GSAA Home Equity Trust,
Series 2006-5 2A1 4.574%, 3/25/36 (l)		9,760	3,151
Series 2007-10 A2A 6.500%, 11/25/37		2,020,767	766,822
Series 2007-8 A2 5.134%, 8/25/37 (l)		23,792	23,431
Harvest CLO XXV DAC,
Series 25A AR 3.186%, 10/21/34 (l)§	EUR	500,000	586,619
Hertz Vehicle Financing III LP,
Series 2021-2A C 2.520%, 12/27/27§		$375,000	359,442
Home Partners of America Trust,
Series 2021-1 D 2.477%, 9/17/41§		552,838	490,922
Series 2021-1 F 3.325%, 9/17/41§		471,367	423,790
Horizon Aircraft Finance IV Ltd.,
Series 2024-1 A 5.375%, 9/15/49§		336,875	336,768
Household Capital RMBS,
Series 2025-1 A 5.740%, 7/21/87 (l)(m)	AUD	40,000	26,241
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 1A1 4.714%, 10/25/36 (l)		$6,998,079	1,968,086
Hyundai Auto Lease Securitization Trust,
Series 2024-A A3 5.020%, 3/15/27§		500,000	501,389
ICG US CLO I Ltd.,
Series 2023-1A AR 0.000%, 7/18/38 (l)§		500,000	500,000
Invesco Euro CLO VI DAC,
Series 6A D 5.329%, 7/15/34 (l)§	EUR	250,000	280,330
Jamestown CLO XVIII Ltd.,
Series 2022-18A A1R 5.552%, 7/25/35 (l)§		$600,000	599,533
JP Morgan Mortgage Acquisition Trust,
Series 2006-RM1 A5 4.914%, 8/25/36 (l)		3,897,072	1,768,037
KKR CLO 33 Ltd.,
Series 33A A 5.701%, 7/20/34 (l)§		600,000	601,088
KREF Ltd.,
Series 2021-FL2 A 5.498%, 2/15/39 (l)§		146,480	146,065
Labrador Aviation Finance Ltd.,
Series 2016-1A A1 4.300%, 1/15/42§		799,732	777,722
LCM 31 Ltd.,
Series 31A AR 5.549%, 7/20/34 (l)§		600,000	599,979

See Notes to Financial Statements.

1272

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
LCM Ltd.,
Series 36A A1R 5.326%, 1/15/34 (l)§	$330,000	$328,185
Lendmark Funding Trust,
Series 2021-1A A 1.900%, 11/20/31§	700,000	672,560
LFT CRE Ltd.,
Series 2021-FL1 B 6.176%, 6/15/39 (l)§	250,000	249,545
LoanCore Issuer Ltd.,
Series 2022-CRE7 A 5.853%, 1/17/37 (l)§	81,849	81,849
Long Beach Mortgage Loan Trust,
Series 2006-9 2A2 4.654%, 10/25/36 (l)	2,516,682	788,824
Madison Park Funding LXXI Ltd.,
Series 2025-71A A1 5.409%, 4/23/38 (l)§	350,000	349,265
Madison Park Funding XL Ltd.,
Series 9A AR2 5.582%, 5/28/30 (l)§	110,677	110,758
Madison Park Funding XLVI Ltd.,
Series 2020-46A ARR 5.256%, 10/15/34 (l)§	600,000	600,120
Magnetite XL Ltd.,
Series 2024-40A A1 5.706%, 7/15/37 (l)§	500,000	501,545
Marble Point CLO XVII Ltd.,
Series 2020-1A AR 5.709%, 7/20/37 (l)§	500,000	500,808
Marble Point CLO XXII Ltd.,
Series 2021-2A A 5.743%, 7/25/34 (l)§	500,000	500,145
Marble Point CLO XXV Ltd.,
Series 2022-2A BR 7.119%, 10/20/36 (l)§	500,000	501,899
Mariner Finance Issuance Trust,
Series 2021-AA A 1.860%, 3/20/36§	700,000	678,161
Series 2024-AA A 5.130%, 9/22/36§	100,000	101,010
Series 2024-BA A 4.910%, 11/20/38§	250,000	253,070
Meacham Park CLO Ltd.,
Series 2024-1A B 5.869%, 10/20/37 (l)§	250,000	250,378
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A1 4.754%, 7/25/37 (l)	2,501,780	1,456,136
MF1 LLC,
Series 2022-FL9 A 6.468%, 6/19/37 (l)§	94,364	94,393
Series 2025-FL17 A 5.635%, 2/18/40 (l)§	280,000	279,475
MF1 Ltd.,
Series 2021-FL7 A 5.509%, 10/16/36 (l)§	79,634	79,531
Series 2022-FL8 A 5.668%, 2/19/37 (l)§	65,536	65,514
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2024-FL15 A 6.003%, 8/18/41 (l)§	250,000	250,781
Milford Park CLO Ltd.,
Series 2022-1A AR 5.429%, 1/20/38 (l)§	380,000	379,623
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1 A3 4.734%, 7/25/36 (l)	3,260,772	1,236,532
Mosaic Solar Loan Trust,
Series 2022-1A A 2.640%, 1/20/53§	471,972	401,426
Navesink CLO 2 Ltd.,
Series 2024-2A A1 5.526%, 4/15/36 (l)§	500,000	499,038
Navient Private Education Loan Trust,
Series 2015-BA A3 5.876%, 7/16/40 (l)§	236,099	236,805
Navient Private Education Refi Loan Trust,
Series 2018-DA A2A 4.000%, 12/15/59§	23,124	22,923
Series 2019-CA A2 3.130%, 2/15/68§	29,369	28,745
Series 2024-A A 5.660%, 10/15/72§	78,922	80,061
NBC Funding LLC,
Series 2021-1 A2 2.989%, 7/30/51§	982,500	953,372
Nelnet Student Loan Trust,
Series 2025-AA A1B 5.404%, 3/15/57 (l)§	99,437	98,800
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2007-1 2A1A 4.754%, 2/25/37 (l)	917,518	830,478
NRZ Excess Spread-Collateralized Notes,
Series 2020-PLS1 A 3.844%, 12/25/25§	300,846	297,696
OCP CLO Ltd.,
Series 2017-13A AR2 5.609%, 11/26/37 (l)§	500,000	500,705
Series 2025-40A A 5.457%, 4/16/38 (l)§	330,000	329,010
Octagon Investment Partners 18-R Ltd.,
Series 2018-18A A1A 5.482%, 4/16/31 (l)§	73,341	73,354
Octagon Investment Partners XV Ltd.,
Series 2013-1A A1RR 5.501%, 7/19/30 (l)§	62,955	63,046
OHA Loan Funding Ltd.,
Series 2016-1A A1R2 5.729%, 7/20/37 (l)§	250,000	250,767
OneMain Financial Issuance Trust,
Series 2020-2A A 1.750%, 9/14/35§	165,000	160,827
OZLM XVII Ltd.,
Series 2017-17A A1RR 5.419%, 7/20/30 (l)§	72,070	72,120
PFP Ltd.,
Series 2022-9 A 6.586%, 8/19/35 (l)§	67,110	67,194
Progress Residential Trust,
Series 2021-SFR5 F 3.158%, 7/17/38§	2,000,000	1,950,089

See Notes to Financial Statements.

1273

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Providus CLO II DAC,
Series 2A ARR 3.439%, 10/15/38 (l)§	EUR	500,000	$588,691
Race Point IX CLO Ltd.,
Series 2015-9A A1A2 5.458%, 10/15/30 (l)§		$37,838	37,843
RASC Trust,
Series 2007-EMX1 A13 4.834%, 1/25/37 (l)		295,881	320,542
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A 5.634%, 11/25/36 (l)§		168,075	168,017
Series 2023-FL11 A 6.693%, 10/25/39 (l)§		24,071	24,063
Recette CLO Ltd.,
Series 2015-1A ARR 5.611%, 4/20/34 (l)§		600,000	601,440
Regatta XI Funding Ltd.,
Series 2018-1A BR 6.030%, 7/17/37 (l)§		360,000	360,797
Regatta XVIII Funding Ltd.,
Series 2021-1A A1R 5.416%, 4/15/38 (l)§		380,000	379,166
Regatta XX Funding Ltd.,
Series 2021-2A AR 5.436%, 1/15/38 (l)§		250,000	250,686
Regional Management Issuance Trust,
Series 2021-1 A 1.680%, 3/17/31§		4,300	4,291
Series 2022-1 A 3.070%, 3/15/32§		177,791	176,525
Rockford Tower CLO Ltd.,
Series 2022-3A AR 5.709%, 7/20/37 (l)§		500,000	501,126
Romark WM-R Ltd.,
Series 2018-1A A1 5.561%, 4/20/31 (l)§		113,104	113,132
RR 18 Ltd.,
Series 2021-18A A2 6.118%, 10/15/34 (l)§		250,000	250,183
Scholar Funding Trust,
Series 2013-A A 5.075%, 1/30/45 (l)§		66,878	65,902
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-FR4 A2B 4.774%, 8/25/36 (l)		2,138,986	681,693
Silver Point CLO 5 Ltd.,
Series 2024-5A A1 5.669%, 10/20/37 (l)§		250,000	250,443
Silver Point CLO 7 Ltd.,
Series 2024-7A A1 5.645%, 1/15/38 (l)§		250,000	250,803
Sixth Street CLO XIV Ltd.,
Series 2019-14A A1R2 5.467%, 1/20/38 (l)§		720,000	718,572
Sixth Street CLO XX Ltd.,
Series 2021-20A B 6.181%, 10/20/34 (l)§		250,000	250,000
Series 2021-20A BR 0.000%, 7/17/38 (l)§		250,000	250,000
SLM Private Education Loan Trust,
Series 2010-C A5 9.176%, 10/15/41 (l)§		139,378	145,740
SMB Private Education Loan Trust,
Series 2015-B B 3.500%, 12/17/40§		23,998	23,886
Series 2020-PTA A2A 1.600%, 9/15/54§		87,806	82,671
Series 2021-A C 2.990%, 1/15/53§		135,805	118,376
Series 2021-A D1 3.860%, 1/15/53§		33,876	30,389
SoFi Consumer Loan Program Trust,
Series 2025-1 C 5.420%, 2/27/34§		375,000	379,198
SoFi Professional Loan Program LLC,
Series 2017-F BFX 3.620%, 1/25/41§		1,000,000	946,583
Sound Point CLO XXI Ltd.,
Series 2018-3A A1AR 5.583%, 10/26/31 (l)§		300,821	300,881
Sound Point CLO XXIX Ltd.,
Series 2021-1A A 5.613%, 4/25/34 (l)§		500,000	501,100
Sounds Point CLO IV-R Ltd.,
Series 2013-3RA A 5.681%, 4/18/31 (l)§		237,620	237,621
Soundview Home Loan Trust,
Series 2006-1 2A1 6.290%, 2/25/37 (l)		4,226,912	826,029
Series 2007-OPT5 2A2 5.384%, 10/25/37 (l)		2,815,175	2,108,041
STAR Trust,
Series 2021-SFR1 G 7.628%, 4/17/38 (l)§		2,000,000	1,995,637
STWD Ltd.,
Series 2021-FL2 A 5.629%, 4/18/38 (l)§		165,666	165,012
Subway Funding LLC,
Series 2024-1A A2II 6.268%, 7/30/54§		61,690	63,130
Series 2024-3A A23 5.914%, 7/30/54§		199,000	196,560
Sunrun Demeter Issuer LLC,
Series 2021-2A A 2.270%, 1/30/57§		572,271	507,122
Symphony CLO XV Ltd.,
Series 2014-15A AR3 5.621%, 1/17/32 (l)§		167,586	167,787
Taco Bell Funding LLC,
Series 2021-1A A23 2.542%, 8/25/51§		491,250	418,908
Series 2021-1A A2I 1.946%, 8/25/51§		736,875	701,995
TIAA CLO IV Ltd.,
Series 2018-1A A1AR 5.409%, 1/20/32 (l)§		374,554	374,723
TIF Funding II LLC,
Series 2021-1A A 1.650%, 2/20/46§		418,979	379,417

See Notes to Financial Statements.

1274

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
T-Mobile US Trust,
Series 2024-1A A 5.050%, 9/20/29§	$400,000	$403,092
Tralee CLO VI Ltd.,
Series 2019-6A A1RR 5.502%, 10/25/32 (l)§	436,264	436,033
Tricon Residential Trust,
Series 2021-SFR1 E1 2.794%, 7/17/38§	1,300,000	1,263,609
Trimaran CAVU Ltd.,
Series 2024-1A B 6.008%, 1/25/38 (l)§	250,000	250,753
Trinitas CLO VI Ltd.,
Series 2017-6A ARRR 5.612%, 1/25/34 (l)§	600,000	600,015
TRTX Issuer Ltd.,
Series 2022-FL5 A 5.964%, 2/15/39 (l)§	256,283	256,194
Series 2025-FL6 A 5.851%, 9/18/42 (l)§	190,000	190,119
TSTAT Ltd.,
Series 2022-1A A1RR 5.419%, 7/20/37 (l)§	196,499	196,578
Turkish Airlines Pass-Through Trust,
Series 2015-1 A 4.200%, 3/15/27§	243,706	235,857
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1 3.227%, 5/14/26	54,079	53,443
United Airlines Pass-Through Trust,
Series 2019-1 AA 4.150%, 8/25/31	328,792	312,836
Series 2019-2 AA 2.700%, 5/1/32	151,378	134,454
Series 2020-1 A 5.875%, 10/15/27	373,646	380,353
United States Small Business Administration,
Series 2008-20G 1 5.870%, 7/1/28	20,452	20,840
Upstart Securitization Trust,
Series 2024-1 A 5.330%, 11/20/34§	188,562	188,939
Series 2025-2 B 5.620%, 6/20/35§	350,000	352,056
USQ Rail III LLC,
Series 2024-1A A 4.990%, 9/28/54§	295,405	296,961
VCAT LLC,
Series 2025-NPL1 A1 5.877%, 1/25/55 (e)§	592,901	596,350
Verdelite Static CLO Ltd.,
Series 2024-1A A 5.399%, 7/20/32 (l)§	504,552	504,299
Verizon Master Trust,
Series 2024-1 A1A 5.000%, 12/20/28	1,150,000	1,153,190
Vibrant CLO XR Ltd.,
Series 2018-10RA A1 5.969%, 4/20/36 (l)§	500,000	501,660
VOLT C LLC,
Series 2021-NPL9 A1 5.992%, 5/25/51 (e)§	177,348	177,258
VOLT XCIX LLC,
Series 2021-NPL8 A1 6.116%, 4/25/51 (e)§	28,469	28,457
VOLT XCVI LLC,
Series 2021-NPL5 A1 6.116%, 3/27/51 (e)§	28,747	28,713
Voya CLO Ltd.,
Series 2013-1A A1AR 5.728%, 10/15/30 (l)§	35,872	35,895
Series 2014-1A AAR2 5.521%, 4/18/31 (l)§	60,301	60,300
VR Funding LLC,
Series 2020-1A A 2.790%, 11/15/50§	526,943	497,821
Warwick Capital CLO 4 Ltd.,
Series 2024-4A A1 5.669%, 7/20/37 (l)§	500,000	501,360
Wellington Management CLO 4 Ltd.,
Series 2025-4A A 5.429%, 4/18/38 (l)§	350,000	348,942
Whitebox CLO I Ltd.,
Series 2019-1A BRR 6.025%, 7/24/36 (l)§	250,000	250,180
Whitebox CLO II Ltd.,
Series 2020-2A A1R2 5.655%, 10/24/37 (l)§	270,000	270,648
Series 2020-2A BR2 6.025%, 10/24/37 (l)§	310,000	310,692

Total Asset-Backed Securities		81,512,699

Collateralized Mortgage Obligations (9.7%)
Alternative Loan Trust,
Series 2005-J14 A3 5.500%, 12/25/35	2,024,600	1,222,707
Series 2006-OA22 A1 4.754%, 2/25/47 (l)	20,716	20,230
Series 2006-OA6 1A2 4.854%, 7/25/46 (l)	13,694	12,355
Series 2007-OH1 A1D 4.644%, 4/25/47 (l)	20,620	18,007
American Home Mortgage Investment Trust,
Series 2006-3 11A1 4.794%, 12/25/46 (l)	441,844	370,775
Angel Oak Mortgage Trust,
Series 2025-2 A1 5.637%, 2/25/70 (e)§	214,167	214,745
Barclays Mortgage Loan Trust,
Series 2022-NQM1 A1 4.550%, 7/25/52 (e)§	114,723	114,122
BDS LLC,
Series 2022-FL12 A 6.454%, 8/19/38 (l)§	47,340	47,369
Bear Stearns ALT-A Trust,
Series 2006-4 31A1 4.525%, 7/25/36 (l)	878,373	515,602
Bear Stearns ARM Trust,
Series 2004-8 11A2 6.971%, 11/25/34 (l)	93,904	88,827
Series 2005-1 2A1 4.847%, 3/25/35 (l)	68,727	63,210

See Notes to Financial Statements.

1275

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
BRAVO Residential Funding Trust,
Series 2025-NQM2 A1 5.678%, 11/25/64 (e)§		$259,907	$261,132
Chase Home Lending Mortgage Trust,
Series 2023-RPL2 A1 3.250%, 3/25/63 (l)§		441,761	397,115
Series 2024-7 A11 5.605%, 6/25/55 (l)§		431,721	432,602
Chase Mortgage Finance Trust,
Series 2007-S3 1A12 6.000%, 5/25/37		1,542,285	654,727
CHL Mortgage Pass-Through Trust,
Series 2005-17 1A6 5.500%, 9/25/35		208,871	208,480
Series 2005-24 A1 5.500%, 11/25/35		272,190	139,836
Series 2006-9 A10 6.000%, 5/25/36		2,617,826	1,173,294
CIM Trust,
Series 2025-I1 A1 5.655%, 10/25/69 (e)§		178,487	179,868
Citigroup Mortgage Loan Trust,
Series 2024-1 A11 5.655%, 7/25/54 (l)§		361,202	362,602
COLT Mortgage Loan Trust,
Series 2020-2 M1 5.250%, 3/25/65 (l)§		100,000	100,274
Series 2020-3 A3 2.380%, 4/27/65 (l)§		4,222	4,130
Cross Mortgage Trust,
Series 2025-H1 A1 5.735%, 2/25/70 (l)§		271,352	272,616
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR3 2A5 4.834%, 6/25/37 (l)		449,371	394,608
Ellington Financial Mortgage Trust,
Series 2025-INV1 A1 5.626%, 3/25/70 (e)§		285,725	286,427
Series 2025-INV2 A1 5.387%, 5/26/70 (e)§		334,265	334,671
Eurohome UK Mortgages plc,
Series 2007-1 A 4.493%, 6/15/44 (l)(m)	GBP	40,134	54,779
EuroMASTR plc,
Series 2007-1V A2 4.543%, 6/15/40 (l)(m)		98,220	132,148
Eurosail-UK plc,
Series 2007-4X A3 5.294%, 6/13/45 (l)(m)		171,656	234,995
FHLMC,
Series 2708 ZD 5.500%, 11/15/33		$417,915	434,093
Series 375 C1 2.500%, 1/25/51 IO		4,567,724	716,732
Series 4438 B 3.000%, 10/15/43		97,159	94,630
Series 4790 F 4.608%, 10/15/43 (l)		195,544	191,653
Series 4989 FA 4.814%, 8/15/40 (l)		129,767	127,854
Series 4989 FB 4.814%, 10/15/40 (l)		90,129	88,757
Series 5004 LS 1.730%, 7/25/50 IO (l)		2,808,360	382,503
Series 5025 GB 1.500%, 10/25/50		6,499,000	4,183,641
Series 5028 TZ 2.000%, 10/25/50		6,665,011	3,818,948
Series 5468 QF 5.605%, 5/25/54 (l)		617,073	612,593
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8 6.000%, 6/25/37		639,874	195,132
FNMA,
Series 2011-86 NF 4.970%, 9/25/41 (l)		56,199	55,949
Series 2015-11 A 3.000%, 5/25/34		177,128	173,865
Series 2020-77 S 3.861%, 11/25/50 IO (l)		6,504,675	308,288
Series 2021-67 IG 3.000%, 10/25/51 IO		1,643,877	273,740
Series 2021-95 LZ 3.000%, 1/25/52		5,547,226	3,649,729
Series 2024-102 FC 5.755%, 1/25/55 (l)		1,727,275	1,737,301
Series 2024-32 2.500%, 4/25/51 IO		3,119,128	488,870
Series 426 C57 3.000%, 3/25/52 IO		3,689,327	642,001
Series 437 C8 2.500%, 6/25/52 IO		4,124,071	659,618
GCAT Trust,
Series 2019-NQM3 M1 3.450%, 11/25/59 (l)§		500,000	461,029
Series 2022-INV2 A5 3.000%, 4/25/52 (l)§		492,660	417,606
Series 2022-NQM4 A1 5.269%, 8/25/67 (e)§		120,380	119,929
GNMA,
Series 2012-74 LF 4.832%, 6/20/42 (l)		461,274	454,954
Series 2013-116 LS 1.718%, 8/20/43 IO (l)		660,394	72,530
Series 2013-26 MS 1.818%, 2/20/43 IO (l)		630,501	74,166
Series 2014-20 TS 1.668%, 2/20/44 IO (l)		604,047	66,467
Series 2015-H15 FC 5.026%, 6/20/65 (l)		125,252	125,206
Series 2015-H16 FM 5.046%, 7/20/65 (l)		150,059	150,022
Series 2015-H18 FB 5.046%, 7/20/65 (l)		75,776	75,765
Series 2015-H19 FK 5.046%, 8/20/65 (l)		163,350	163,275
Series 2015-H20 FB 5.046%, 8/20/65 (l)		89,123	89,111
Series 2015-H20 FC 5.066%, 8/20/65 (l)		440,203	440,273
Series 2015-H22 FC 5.046%, 9/20/65 (l)		241,835	241,828
Series 2015-H29 FA 5.146%, 10/20/65 (l)		225	225

See Notes to Financial Statements.

1276

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2016-H11 F 5.246%, 5/20/66 (l)		$107,556	$107,809
Series 2016-H14 FA 5.246%, 6/20/66 (l)		81,886	82,074
Series 2016-H15 FA 5.246%, 7/20/66 (l)		76,435	76,617
Series 2016-H23 F 5.196%, 10/20/66 (l)		86,628	86,769
Series 2020-129 IW 2.500%, 9/20/50 IO		4,493,426	663,188
Series 2020-173 MI 2.500%, 11/20/50 IO		4,632,605	685,060
Series 2020-185 MI 2.500%, 12/20/50 IO		4,712,584	699,996
Series 2021-16 KI 2.500%, 1/20/51 IO		4,169,715	615,385
Series 2021-160 TI 3.000%, 9/20/51 IO		4,407,560	773,731
Series 2021-165 ID 3.000%, 9/20/51 IO		2,632,073	437,777
Series 2021-223 EZ 3.000%, 12/20/51		5,021,273	3,678,296
Series 2021-30 KI 3.000%, 2/20/51 IO		3,765,142	620,775
Series 2021-57 IA 2.500%, 12/20/50 IO		3,871,541	556,524
Series 2021-58 IY 3.000%, 2/20/51 IO		89,156	15,242
Series 2021-78 IP 3.000%, 5/20/51 IO		98,538	16,723
Series 2021-81 IM 3.500%, 5/20/51 IO		3,983,876	771,762
Series 2021-83 PI 3.000%, 5/20/51 IO		82,180	13,947
Series 2021-97 LI 3.000%, 8/20/50 IO		147,460	25,030
Series 2022-112 AI 2.500%, 10/20/50 IO		3,079,184	481,065
Series 2022-174 AZ 3.500%, 5/20/51		5,049,321	4,201,594
Series 2022-218 IB 3.000%, 7/20/50 IO		2,796,197	480,054
Series 2022-78 3.000%, 8/20/51 IO		68,343	11,676
Series 2022-85 IK 3.000%, 5/20/51 IO		69,898	11,940
Series 2022-H02 FN 4.802%, 1/20/72 (l)		263,879	260,036
Series 2022-H22 EF 5.052%, 10/20/72 (l)		176,117	176,377
Series 2022-H25 FA 5.442%, 11/20/72 (l)		496,885	504,180
Series 2022-H26 DF 5.322%, 12/20/72 (l)		303,526	306,777
Series 2023-19 2.500%, 2/20/51 IO		4,304,762	637,705
Series 2023-H01 FA 5.102%, 1/20/73 (l)		393,975	394,434
Series 2023-H02 FA 5.202%, 1/20/73 (l)		292,212	292,409
Series 2023-H02 FB 5.202%, 1/20/73 (l)		998,054	997,191
Series 2023-H03 FA 5.172%, 2/20/73 (l)		197,455	198,091
Series 2023-H28 F 5.352%, 12/20/73 (l)		396,429	398,216
Series 2023-H28 GF 5.202%, 12/20/73 (l)		824,605	826,973
GS Mortgage-Backed Securities Trust,
Series 2022-NQM1 A4 4.000%, 5/25/62 (l)§		67,787	61,812
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 5.293%, 9/25/35 (l)		15,944	15,310
Series 2006-AR2 2A1 4.537%, 4/25/36 (l)		32,408	19,672
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A 4.898%, 1/19/35 (l)		119,826	107,424
HOMES Trust,
Series 2025-NQM1 M1 6.520%, 1/25/70 (l)§		300,000	303,261
Series 2025-NQM2 A1 5.425%, 2/25/70 (e)§		558,092	558,984
Homeward Opportunities Fund Trust,
Series 2022-1 A1 5.082%, 7/25/67 (e)§		119,889	119,228
Impac CMB Trust,
Series 2007-A A 4.934%, 5/25/37 (l)§		22,206	21,516
IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX1 A4 4.974%, 2/25/37 (l)		794,027	525,787
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1 5.004%, 11/25/36 (l)§		1,016,969	520,266
JP Morgan Mortgage Trust,
Series 2005-S3 1A2 5.750%, 1/25/36		661,580	282,320
Series 2006-A3 6A1 5.198%, 8/25/34 (l)		5,840	5,789
Series 2007-A1 3A3 5.479%, 7/25/35 (l)		12,327	11,803
Series 2021-7 A3 2.500%, 11/25/51 (l)§		510,389	416,207
Series 2021-INV5 A2A 2.500%, 12/25/51 (l)§		1,033,463	844,735
Series 2021-INV7 A3A 2.500%, 2/25/52 (l)§		527,268	473,970
Series 2021-INV7 A4A 2.500%, 2/25/52 (l)§		257,000	172,309
Series 2021-INV7 A5A 2.500%, 2/25/52 (l)§		119,013	96,312
Series 2024-VIS1 A1 5.990%, 7/25/64 (l)§		417,299	419,808
Series 2025-VIS1 M1 6.412%, 8/25/55 (l)§		287,000	287,468
Lehman Mortgage Trust,
Series 2007-1 1A2 5.750%, 2/25/37		667,195	674,024
Ludgate Funding plc,
Series 2007-1 A2A 4.542%, 1/1/61 (l)(m)	GBP	54,728	73,683

See Notes to Financial Statements.

1277

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2008-W1X A1 4.982%, 1/1/61 (l)(m)		$125,324	$170,129
MASTR Alternative Loan Trust,
Series 2005-2 5A1 6.500%, 12/25/34		30,288	31,877
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A 6.210%, 12/25/32 (l)		3,003	2,946
Mortgage Loan Resecuritization Trust,
Series 2009-RS1 A85 4.783%, 4/16/36 (l)§		119,839	117,564
MortgageIT Trust,
Series 2005-4 A1 4.994%, 10/25/35 (l)		40,817	40,658
New Residential Mortgage Loan Trust,
Series 2015-1A A1 3.750%, 5/28/52 (l)§		143,744	138,016
Series 2018-RPL1 A1 3.500%, 12/25/57 (l)§		198,812	192,539
Series 2025-NQM1 A1 5.643%, 1/25/65 (e)§		191,235	192,443
Nomura Asset Acceptance Corp.,
5.515%, 1/25/36 (l) Series 2006-AP1 A5		2,985,885	850,034
6.059%, 1/25/36 (e)		2,244,667	638,037
OBX Trust,
Series 2025-NQM3 A1 5.648%, 12/1/64 (e)§		160,077	160,925
PRKCM Trust,
Series 2022-AFC2 A1 5.335%, 8/25/57 (l)§		113,712	113,308
Series 2023-AFC3 A1 6.584%, 9/25/58 (e)§		268,071	270,517
PRPM LLC,
Series 2024-7 A1 5.870%, 11/25/29 (e)§		2,911,451	2,910,330
Series 2025-4 A1 6.179%, 6/25/30 (e)§		1,000,000	1,005,990
PRPM Trust,
Series 2025-NQM1 A1 5.802%, 11/25/69 (e)§		235,275	237,169
Series 2025-NQM1 M1A 6.645%, 11/25/69 (l)§		193,000	196,076
Series 2025-NQM2 A1 5.688%, 4/25/70 (e)§		564,777	567,836
RALI Trust,
Series 2006-QO3 A1 4.854%, 4/25/46 (l)		3,614,261	909,913
Series 2007-QS6 A29 6.000%, 4/25/37		910,226	761,261
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1 4.774%, 6/25/35 (l)§		17,739	17,066
Series 2006-R1 AF1 4.774%, 1/25/36 (l)§		53,933	50,855
Residential Asset Securitization Trust,
Series 2006-A12 A2 6.250%, 11/25/36		2,867,326	1,035,577
Series 2006-A9CB A7 6.000%, 9/25/36		3,843,679	1,071,439
Resloc UK plc,
Series 2007-1X A3B 4.503%, 12/15/43 (l)(m)	GBP	58,778	79,196
RFMSI Trust,
Series 2006-S10 1A1 6.000%, 10/25/36		$313,366	254,021
Sequoia Mortgage Trust,
Series 10 2A1 5.192%, 10/20/27 (l)		269	265
Series 2003-4 2A1 5.132%, 7/20/33 (l)		2,829	2,810
Series 6 A 5.072%, 4/19/27 (l)		16,060	15,675
SG Residential Mortgage Trust,
Series 2021-2 B1 4.038%, 12/25/61 (l)§		1,700,000	1,289,574
Starwood Mortgage Residential Trust,
Series 2020-1 M1 2.878%, 2/25/50 (l)§		2,500,000	2,230,313
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-4 2A 5.216%, 4/25/34 (l)		63,282	63,463
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1 4.932%, 7/19/35 (l)		15,426	14,739
Series 2006-AR6 1A3 4.814%, 7/25/46 (l)		468,478	379,082
Towd Point Mortgage Funding plc,
Series 2024-GR6A A1 5.176%, 7/20/53 (l)§	GBP	386,290	531,131
Towd Point Mortgage Trust,
Series 2019-1 M1 3.750%, 3/25/58 (l)§		$1,500,000	1,288,294
Series 2022-1 A1 3.750%, 7/25/62 (l)§		274,865	261,234
Series 2024-5 A1A 4.518%, 10/25/64 (l)§		542,359	541,516
Uropa Securities plc,
Series 2007-1 A3A 4.577%, 10/10/40 (l)(m)	GBP	205,506	278,914
UWM Mortgage Trust,
Series 2021-INV2 A9 5.000%, 9/25/51 (l)§		$617,325	573,239
Series 2021-INV3 A9 5.000%, 11/25/51 (l)§		546,722	508,876
Verus Securitization Trust,
Series 2021-6 B1 4.047%, 10/25/66 (l)§		1,000,000	778,457
Series 2023-1 A1 5.850%, 12/25/67 (e)§		330,656	330,186

Total Collateralized Mortgage Obligations			77,321,137

Commercial Mortgage-Backed Securities (6.3%)
1211 Avenue of the Americas Trust,
Series 2015-1211 C 4.280%, 8/10/35 (l)§		100,000	94,026
Series 2015-1211 D 4.280%, 8/10/35 (l)§		100,000	93,781
1345 Trust,
Series 2025-AOA A 5.900%, 6/15/30 (l)§		28,000	28,096

See Notes to Financial Statements.

1278

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
20 Times Square Trust,
Series 2018-20TS B 3.203%, 5/15/35 (l)§	$200,000	$185,513
245 Park Avenue Trust,
Series 2017-245P XA 0.271%, 6/5/37 IO (l)§	1,000,000	3,130
280 Park Avenue Mortgage Trust,
Series 2017-280P A 5.492%, 9/15/34 (l)§	190,000	188,219
Series 2017-280P D 6.148%, 9/15/34 (l)§	200,000	194,500
Alen Mortgage Trust,
Series 2021-ACEN A 5.576%, 4/15/34 (l)§	13,000	12,447
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 D 1.750%, 5/15/53§	100,000	83,053
Series 2020-MF1 E 1.750%, 5/15/53§	100,000	80,185
AREIT Ltd.,
Series 2024-CRE9 A 5.998%, 5/17/41 (l)§	375,236	376,174
ARES Commercial Mortgage Trust,
Series 2024-IND A 6.003%, 7/15/41 (l)§	104,000	104,163
Ashford Hospitality Trust,
Series 2018-ASHF D 6.584%, 4/15/35 (l)§	16,000	15,950
Atrium Hotel Portfolio Trust,
Series 2017-ATRM D 6.559%, 12/15/36 (l)§	190,000	178,599
BAMLL Commercial Mortgage Securities Trust,
Series 2021-JACX A 5.476%, 9/15/38 (l)§	800,000	763,998
BAMLL Trust,
Series 2024-BHP A 6.662%, 8/15/39 (l)§	130,000	130,650
BANK,
Series 2017-BNK6 XA 0.919%, 7/15/60 IO (l)	2,676,891	32,117
Series 2018-BN10 XA 0.828%, 2/15/61 IO (l)	3,447,212	49,643
Series 2019-BN19 AS 3.446%, 8/15/61	249,000	225,316
Series 2019-BN20 AS 3.243%, 9/15/62 (l)	310,000	280,569
Series 2019-BN20 XB 0.459%, 9/15/62 IO (l)	530,000	7,238
Series 2020-BN25 AS 2.841%, 1/15/63	22,000	19,982
Series 2020-BN30 XB 0.825%, 12/15/53 IO (l)	5,331,000	174,255
Series 2021-BN33 XB 0.594%, 5/15/64 IO (l)	4,550,000	117,900
Series 2022-BNK40 A4 3.504%, 3/15/64 (l)	600,000	551,969
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10 C 4.983%, 7/15/49 (l)	250,000	241,804
Series 2017-BNK3 XB 0.727%, 2/15/50 IO (l)	1,000,000	7,942
BANK5,
Series 2024-5YR10 B 6.140%, 10/15/57 (l)	284,000	291,203
Series 2024-5YR8 XA 1.126%, 8/15/57 IO (l)	6,246,257	198,294
Series 2025-5YR15 AS 5.762%, 6/15/30 (l)	180,000	185,212
BBCCRE Trust,
Series 2015-GTP A 3.966%, 8/10/33§	900,000	838,360
BBCMS Mortgage Trust,
Series 2017-C1 B 4.089%, 2/15/50	100,000	94,725
Series 2018-TALL A 5.231%, 3/15/37 (l)§	45,000	42,492
Series 2020-C7 AS 2.444%, 4/15/53	186,000	161,425
Series 2021-C9 XA 1.700%, 2/15/54 IO (l)	2,608,229	168,032
Series 2024-5C29 A3 5.208%, 9/15/57	240,000	244,513
Series 2025-5C34 A3 5.659%, 5/15/58	22,000	22,867
BBCMS Trust,
Series 2015-SRCH A1 3.312%, 8/10/35§	34,908	34,168
Series 2015-SRCH XA 1.008%, 8/10/35 IO (l)§	854,794	11,236
Series 2021-C10 XA 1.330%, 7/15/54 IO (l)	3,321,079	175,856
Benchmark Mortgage Trust,
Series 2019-B9 A5 4.016%, 3/15/52	700,000	680,783
Series 2019-B9 XA 1.177%, 3/15/52 IO (l)	921,029	27,355
Series 2020-B16 XA 0.911%, 2/15/53 IO (l)	3,805,317	125,400
Series 2020-B17 XB 0.618%, 3/15/53 IO (l)	1,000,000	18,299
Series 2020-IG3 XA 0.771%, 9/15/48 IO (l)§	5,579,397	73,452
Series 2021-B23 XA 1.362%, 2/15/54 IO (l)	980,953	50,485
Series 2021-B24 XA 1.252%, 3/15/54 IO (l)	1,146,966	47,898
Series 2021-B25 A5 2.577%, 4/15/54	160,000	140,565
Series 2021-B27 XA 1.350%, 7/15/54 IO (l)	3,569,087	179,951
Series 2024-V10 A3 5.277%, 9/15/57	250,000	255,482
Series 2024-V8 A1 5.514%, 7/15/57	205,237	208,450
Series 2024-V9 A3 5.602%, 8/15/57	241,000	248,921
BFLD Mortgage Trust,
Series 2024-VICT A 6.202%, 7/15/41 (l)§	36,000	36,090
BFLD Trust,
Series 2020-EYP A 5.576%, 10/15/35 (l)§	700,000	643,075

See Notes to Financial Statements.

1279

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2025-EWEST A 5.850%, 6/15/42 (l)§		$103,000	$103,064
BIG Commercial Mortgage Trust,
Series 2022-BIG A 5.654%, 2/15/39 (l)§		537,099	534,884
BMO Mortgage Trust,
Series 2023-C5 XA 0.944%, 6/15/56 IO (l)		384,624	17,514
Series 2024-5C7 AS 5.888%, 11/15/57 (l)		187,000	192,882
BPR Trust,
Series 2021-TY A 5.476%, 9/15/38 (l)§		243,000	242,696
BWAY Mortgage Trust,
Series 2013-1515 A2 3.454%, 3/10/33§		98,168	93,331
Series 2013-1515 C 3.446%, 3/10/33§		100,000	88,614
Series 2021-1450 A 5.676%, 9/15/36 (l)§		700,000	680,025
BWAY Trust,
Series 2025-1535 A 6.519%, 5/5/42 (l)§		10,000	10,306
BX Commercial Mortgage Trust,
Series 2020-VIV3 B 3.662%, 3/9/44 (l)§		120,000	111,369
Series 2021-CIP A 5.347%, 12/15/38 (l)§		211,115	210,983
Series 2021-VINO D 5.779%, 5/15/38 (l)§		140,000	139,956
Series 2021-VOLT E 6.426%, 9/15/36 (l)§		96,883	96,429
Series 2021-XL2 A 5.115%, 10/15/38 (l)§		249,890	249,812
Series 2022-AHP A 5.302%, 1/17/39 (l)§		600,000	599,625
Series 2022-LP2 A 5.325%, 2/15/39 (l)§		105,945	105,879
Series 2024-AIRC A 6.003%, 8/15/39 (l)§		100,955	101,333
Series 2024-BRBK A 7.193%, 10/15/41 (l)§		96,000	96,600
Series 2024-BRBK D 10.284%, 10/15/41 (l)§		109,000	109,272
Series 2024-GPA3 C 6.204%, 12/15/39 (l)§		178,166	178,388
Series 2024-KING A 5.853%, 5/15/34 (l)§		98,701	98,701
Series 2024-MDHS A 5.953%, 5/15/41 (l)§		167,291	167,500
BX Trust,
Series 2019-OC11 E 4.075%, 12/9/41 (l)§		325,000	296,753
Series 2021-RISE B 5.676%, 11/15/36 (l)§		118,346	118,198
Series 2021-VIEW D 7.326%, 6/15/36 (l)§		120,000	118,819
Series 2022-FOX2 A2 5.061%, 4/15/39 (l)§		673,351	672,509
Series 2022-PSB A 6.763%, 8/15/39 (l)§		93,808	93,778
Series 2022-VAMF B 5.592%, 1/15/39 (l)§		17,000	16,968
Series 2023-DELC A 7.002%, 5/15/38 (l)§		100,000	100,500
Series 2024-PALM A 5.853%, 6/15/37 (l)§		90,000	90,000
Series 2024-VLT4 A 5.803%, 7/15/29 (l)§		200,000	199,938
Series 2025-LUNR A 5.812%, 6/15/40 (l)§		12,000	12,011
Series 2025-ROIC C 5.855%, 3/15/30 (l)§		190,000	188,338
Series 2025-VLT6 A 5.755%, 3/15/42 (l)§		220,000	219,862
BXP Trust,
Series 2017-CC D 3.670%, 8/13/37 (l)§		30,000	25,057
Series 2017-GM A 3.379%, 6/13/39§		190,000	183,922
Series 2017-GM B 3.539%, 6/13/39 (l)§		140,000	134,033
Series 2017-GM D 3.539%, 6/13/39 (l)§		80,000	75,976
Series 2021-601L D 2.868%, 1/15/44 (l)§		102,000	80,645
Cassia SRL,
Series 2022-1A A 4.560%, 5/22/34 (l)§	EUR	236,141	278,971
CD Mortgage Trust,
Series 2017-CD3 A4 3.631%, 2/10/50		$10,000	9,624
CENT Trust,
Series 2023-CITY A 6.932%, 9/15/38 (l)§		98,000	98,000
CFCRE Commercial Mortgage Trust,
Series 2016-C3 A3 3.865%, 1/10/48		10,000	9,940
Series 2016-C4 XA 1.725%, 5/10/58 IO (l)		469,507	3,129
Series 2016-C4 XB 0.857%, 5/10/58 IO (l)		110,000	588
Series 2017-C8 B 4.199%, 6/15/50 (l)		37,000	34,867
Citigroup Commercial Mortgage Trust,
Series 2020-420K D 3.422%, 11/10/42 (l)§		150,000	132,350
Series 2020-420K X 0.912%, 11/10/42 IO (l)§		1,000,000	36,284
Series 2020-555 A 2.647%, 12/10/41§		140,000	124,738
Series 2021-KEYS A 5.606%, 10/15/36 (l)§		700,000	696,063
COAST Commercial Mortgage Trust,
Series 2023-2HTL A 6.903%, 8/15/36 (l)§		108,000	108,098
Series 2023-2HTL D 8.751%, 8/15/36 (l)§		100,000	100,210
Commercial Mortgage Trust,
Series 2014-UBS5 B 4.514%, 9/10/47 (l)		130,000	125,503
Series 2015-CR22 XA 0.374%, 3/10/48 IO (l)		310,496	94

See Notes to Financial Statements.

1280

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2015-CR24 B 4.474%, 8/10/48 (l)	$65,000	$63,831
Series 2015-DC1 XA 0.708%, 2/10/48 IO (l)	240,395	3
Series 2016-COR1 ASB 2.972%, 10/10/49	244,654	242,652
Series 2018-COR3 XD 1.750%, 5/10/51 IO (l)§	50,000	2,109
Series 2024-WCL1 A 6.153%, 6/15/41 (l)§	90,000	89,972
Series 2024-WCL1 B 6.902%, 6/15/41 (l)§	27,000	26,890
CONE Trust,
Series 2024-DFW1 A 5.953%, 8/15/41 (l)§	30,000	29,853
CSAIL Commercial Mortgage Trust,
Series 2015-C1 XA 0.168%, 4/15/50 IO (l)	238,543	65
Series 2015-C4 D 3.886%, 11/15/48 (l)	70,000	67,272
Series 2016-C5 B 4.463%, 11/15/48 (l)	30,000	29,257
Series 2016-C5 C 4.778%, 11/15/48 (l)	50,000	48,508
Series 2017-CX10 XB 0.322%, 11/15/50 IO (l)	1,000,000	5,767
Series 2018-C14 C 5.040%, 11/15/51 (l)	250,000	228,898
Series 2018-CX12 C 4.881%, 8/15/51 (l)	58,000	53,063
Series 2019-C16 XA 1.694%, 6/15/52 IO (l)	952,142	46,514
Series 2019-C17 XA 1.461%, 9/15/52 IO (l)	4,575,656	194,900
Series 2019-C17 XB 0.674%, 9/15/52 IO (l)	1,000,000	19,594
Series 2019-C18 D 2.500%, 12/15/52§	170,000	141,637
CSMC Trust,
Series 2017-PFHP A 5.309%, 12/15/30 (l)§	28,049	28,042
Series 2017-TIME A 3.646%, 11/13/39§	100,000	94,292
Series 2021-ADV A 5.826%, 7/15/38 (l)§	800,000	717,227
Series 2021-B33 A1 3.053%, 10/10/43§	91,532	85,183
Series 2021-B33 A2 3.167%, 10/10/43§	190,000	166,194
DBGS Mortgage Trust,
Series 2018-5BP B 5.389%, 6/15/33 (l)§	100,000	93,962
Series 2019-1735 X 0.431%, 4/10/37 IO (l)§	1,365,000	14,103
Series 2024-SBL A 6.194%, 8/15/34 (l)§	11,000	11,000
DBJPM Mortgage Trust,
Series 2016-C1 A4 3.276%, 5/10/49	20,000	19,730
Series 2017-C6 XD 1.000%, 6/10/50 IO (l)	300,000	5,026
DOLP Trust,
Series 2021-NYC A 2.956%, 5/10/41§	1,000,000	883,826
ELM Trust,
Series 2024-ELM A10 5.994%, 6/10/39 (l)§	44,000	44,358
Series 2024-ELM A15 5.994%, 6/10/39 (l)§	44,000	44,358
Series 2024-ELM XP10 0.242%, 6/10/39 IO (l)§	1,000,000	2,119
EQT Trust,
Series 2024-EXTR A 5.331%, 7/5/41 (l)§	18,000	18,350
EQUS Mortgage Trust,
Series 2021-EQAZ A 5.331%, 10/15/38 (l)§	499,944	499,787
Extended Stay America Trust,
Series 2021-ESH A 5.506%, 7/15/38 (l)§	2,007,083	2,007,711
FHLMC Multiclass Certificates,
Series 2024-P015 A1 4.449%, 11/25/32 (l)	24,894	24,387
FHLMC Multifamily Structured Pass-Through Certificates,
Series K120 X1 1.125%, 10/25/30 IO (l)	2,420,278	104,752
Series K121 X1 1.113%, 10/25/30 IO (l)	116,791	4,953
Series KJ48 A2 5.028%, 10/25/31	25,000	25,604
Series KL05 X1P 1.024%, 6/25/29 IO (l)	662,000	21,496
Series KL06 XFX 1.464%, 12/25/29 IO (l)	168,420	6,985
FNMA ACES,
Series 2019-M32 X2 1.243%, 10/25/29 IO (l)	17,766,463	600,639
Series 2020-M13 X1 1.244%, 6/25/31 IO (l)	16,676,723	619,874
Series 2020-M15 X1 1.563%, 9/25/31 IO (l)	3,030,616	188,634
Series 2022-M4 A1X 2.540%, 5/25/30 (l)	1,285,906	1,223,622
Series 2025-M1 A2 4.700%, 1/25/35 (l)	4,864,000	4,818,452
GNMA,
Series 2013-30 0.533%, 9/16/53 IO (l)	33,088	406
Series 2016-96
0.769%, 12/16/57 IO (l)	29,571	1,026
Series 2021-143 0.967%, 10/16/63 IO (l)	6,937,015	464,698
Series 2021-20 1.149%, 8/16/62 IO (l)	4,928,839	371,100
Series 2021-208 0.758%, 6/16/64 IO (l)	8,203,239	433,682
Series 2021-22 0.973%, 5/16/63 IO (l)	6,142,336	405,871
Series 2021-52 0.721%, 4/16/63 IO (l)	6,198,942	312,853
Series 2021-71 0.864%, 10/16/62 IO (l)	6,897,606	441,002

See Notes to Financial Statements.

1281

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2022-49 0.756%, 3/16/64 IO (l)	$7,977,140	$427,678
Series 2023-118 BA 3.749%, 5/16/65 (l)	14,757	13,275
Series 2023-50 AC 3.250%, 9/16/63 (l)	11,638	10,211
Grace Trust,
Series 2020-GRCE D 2.769%, 12/10/40 (l)§	142,000	121,706
Great Wolf Trust,
Series 2024-WLF2 A 6.003%, 5/15/41 (l)§	366,000	366,801
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A 2.856%, 5/10/34§	84,854	73,385
Series 2018-TWR D 6.209%, 7/15/31 (l)§	110,000	27,678
Series 2023-FUN A 6.403%, 3/15/28 (l)§	100,000	100,250
GS Mortgage Securities Trust,
Series 2015-590M C 3.932%, 10/10/35 (l)§	130,000	129,399
Series 2015-GC32 C 4.553%, 7/10/48 (l)	10,000	9,764
Series 2015-GS1 XA 0.851%, 11/10/48 IO (l)	1,471,043	2,941
Series 2016-GS3 XA 1.305%, 10/10/49 IO (l)	270,806	2,175
Series 2017-GS7 XA 1.219%, 8/10/50 IO (l)	2,342,015	34,683
Series 2019-GSA1 XA 0.928%, 11/10/52 IO (l)	1,136,298	31,379
Series 2020-GC45 XA 0.728%, 2/13/53 IO (l)	3,088,552	69,288
HILT Commercial Mortgage Trust,
Series 2024-ORL D 7.501%, 5/15/37 (l)§	100,000	99,813
HIT Trust,
Series 2022-HI32 A 6.703%, 7/15/39 (l)§	8,451	8,461
HLTN Commercial Mortgage Trust,
Series 2024-DPLO A 5.953%, 6/15/41 (l)§	24,000	24,015
HMH Trust,
Series 2017-NSS A 3.062%, 7/5/31§	70,000	59,676
ILPT Commercial Mortgage Trust,
Series 2022-LPF2 A 6.557%, 10/15/39 (l)§	100,000	99,875
Series 2025-LPF2 A 5.292%, 7/13/42 (l)§	115,000	116,335
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP3 B 3.397%, 8/15/49 (l)	331,000	308,714
Series 2016-JP3 XC 0.750%, 8/15/49 IO (l)§	240,000	1,751
Series 2018-AON A 4.128%, 7/5/31§	23,000	21,109
Series 2018-PHH A 5.569%, 6/15/35 (l)§	106,599	92,078
Series 2020-609M D 7.446%, 10/15/33 (l)§	130,000	127,400
Series 2020-LOOP E 3.990%, 12/5/38 (l)§	181,000	28,125
Series 2021-MHC A 5.476%, 4/15/38 (l)§	8,659	8,659
Series 2021-MHC D 6.376%, 4/15/38 (l)§	90,000	90,056
Series 2022-DATA A 4.046%, 6/10/42 (l)§	600,000	552,685
Series 2022-NLP A 5.158%, 4/15/37 (l)§	244,070	241,324
Series 2022-OPO D 3.565%, 1/5/39 (l)§	100,000	81,553
Series 2025-BHR5 A 6.005%, 3/15/40 (l)§	108,000	108,000
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25 XA 0.614%, 11/15/47 IO (l)	558,516	999
Series 2015-C32 XA 1.234%, 11/15/48 IO (l)	1,204,010	4,409
Series 2015-C33 D1 4.284%, 12/15/48 (l)§	100,000	90,998
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 C 3.848%, 7/15/50 (l)	350,000	292,593
Series 2019-COR5 A3 3.123%, 6/13/52	20,000	19,105
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA 1.619%, 6/15/49 IO (l)	1,223,632	10,728
Series 2016-C4 XC 0.750%, 12/15/49 IO (l)§	1,800,000	14,301
Series 2020-COR7 XA 1.776%, 5/13/53 IO (l)	2,267,053	116,245
JW Commercial Mortgage Trust,
Series 2024-MRCO A 5.933%, 6/15/39 (l)§	32,000	32,010
Series 2024-MRCO D 7.501%, 6/15/39 (l)§	24,000	24,028
KREST Commercial Mortgage Securities Trust,
Series 2021-CHIP A 2.558%, 11/5/44§	700,000	541,460
KSL Trust,
6.204%, 6/15/30 (l)§	13,000	12,967
Ladder Capital Commercial Mortgage Trust,
Series 2013-GCP XA 1.304%, 2/15/36 IO (l)§	881,757	22,038
LBA Trust,
Series 2024-BOLT A 5.903%, 6/15/39 (l)§	140,000	140,000
LCCM Trust,
Series 2017-LC26 C 4.706%, 7/12/50§	300,000	277,941
LoanCore Issuer LLC,
Series 2025-CRE8 A 5.699%, 8/17/42 (l)§	280,000	279,124
LSTAR Commercial Mortgage Trust,
Series 2017-5 X 1.001%, 3/10/50 IO (l)§	2,057,635	14,379
MCR Mortgage Trust,
Series 2024-TWA A 5.924%, 6/12/39§	33,000	33,321

See Notes to Financial Statements.

1282

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2024-TWA XA 0.920%, 6/12/39 IO§	$178,000	$2,224
MHC Trust,
Series 2021-MHC2 D 5.926%, 5/15/38 (l)§	96,000	96,000
MIRA Trust,
Series 2023-MILE A 6.755%, 6/10/38§	100,000	103,317
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C31 ASB 2.952%, 11/15/49	139,963	138,851
Morgan Stanley Capital I Trust,
Series 2017-H1 B 4.075%, 6/15/50	198,000	188,824
Series 2017-H1 XD 2.295%, 6/15/50 IO (l)§	300,000	10,180
Series 2018-MP A 4.419%, 7/11/40 (l)§	219,000	206,799
Series 2019-H6 XB 0.862%, 6/15/52 IO (l)	1,000,000	24,827
Series 2019-L2 XA 1.157%, 3/15/52 IO (l)	2,637,725	80,171
Series 2019-L3 XA 0.726%, 11/15/52 IO (l)	4,209,707	96,537
Series 2020-L4 B 3.082%, 2/15/53	207,000	186,044
Series 2024-NSTB A 3.900%, 9/24/57 (l)§	235,001	227,389
MSC Trust,
Series 2021-ILP D 6.003%, 11/15/36 (l)§	365,790	365,104
MSWF Commercial Mortgage Trust,
Series 2023-2 XA 1.141%, 12/15/56 IO (l)	998,642	59,480
Natixis Commercial Mortgage Securities Trust,
Series 2018-SOX A 4.404%, 6/17/38§	100,000	95,318
Series 2021-APPL A 5.526%, 8/15/38 (l)§	700,000	681,595
NCMF Trust,
Series 2025-MFS A 4.883%, 6/10/33 (l)§	67,000	67,421
New Orleans Hotel Trust,
Series 2019-HNLA A 5.348%, 4/15/32 (l)§	400,000	398,997
NJ Trust,
Series 2025-WBRK A 5.867%, 3/5/35§	188,000	193,942
NYO Commercial Mortgage Trust,
Series 2021-1290 A 5.521%, 11/15/38 (l)§	1,100,000	1,094,499
Olympic Tower Mortgage Trust,
Series 2017-OT XA 0.511%, 5/10/39 IO (l)§	1,000,000	5,661
One Market Plaza Trust,
Series 2017-1MKT XCP 0.000%, 2/10/32 IO (l)§	830,825	1
Series 2017-1MKT XNCP 0.219%, 2/10/32 IO (l)§	166,165	171
ONE Mortgage Trust,
Series 2021-PARK A 5.126%, 3/15/36 (l)§	600,000	587,250
PGA Trust,
Series 2024-RSR2 A 6.203%, 6/15/39 (l)§	114,000	113,929
RIAL Issuer Ltd.,
Series 2022-FL8 A 6.562%, 1/19/37 (l)§	158,138	158,237
ROCK Trust,
Series 2024-CNTR A 5.388%, 11/13/41§	140,000	142,544
SFO Commercial Mortgage Trust,
Series 2021-555 B 5.926%, 5/15/38 (l)§	180,000	178,799
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ D 3.593%, 9/15/39 (l)§	30,000	25,648
SREIT Trust,
Series 2021-MFP D 6.004%, 11/15/38 (l)§	307,855	307,662
TCO Commercial Mortgage Trust,
Series 2024-DPM C 6.304%, 12/15/39 (l)§	190,000	189,525
UBS Commercial Mortgage Trust,
Series 2017-C7 A4 3.679%, 12/15/50	140,000	137,180
Series 2018-C12 B 4.787%, 8/15/51 (l)	75,000	70,094
Series 2018-C13 XA 0.939%, 10/15/51 IO (l)	7,752,059	155,187
Series 2018-C8 C 4.839%, 2/15/51 (l)	226,000	201,996
Series 2019-C17 XA 1.578%, 10/15/52 IO (l)	916,724	44,538
Series 2019-C18 XA 1.110%, 12/15/52 IO (l)	916,146	31,530
VEGAS Trust,
Series 2024-TI A 5.518%, 11/10/39§	140,000	141,747
Velocity Commercial Capital Loan Trust,
Series 2019-1 A 3.760%, 3/25/49 (l)§	209,546	204,566
Series 2024-6 A 5.810%, 12/25/54 (l)§	923,592	924,875
VNDO Trust,
Series 2016-350P D 4.033%, 1/10/35 (l)§	100,000	97,369
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27 C 3.894%, 2/15/48	149,405	132,755
Series 2015-LC20 C 4.056%, 4/15/50 (l)	109,277	105,310
Series 2015-NXS2 XA 0.268%, 7/15/58 IO (l)	551,422	1
Series 2016-BNK1 XD 1.380%, 8/15/49 IO (l)§	1,000,000	10,132
Series 2016-C32 A3FL 5.848%, 1/15/59 (l)	20,828	20,854
Series 2016-C33 XA 1.699%, 3/15/59 IO (l)	819,590	3,829
Series 2016-C34 A3FL 5.468%, 6/15/49 (l)§	30,000	29,816
Series 2017-C38 XA 1.050%, 7/15/50 IO (l)	2,166,602	27,623

See Notes to Financial Statements.

1283

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2017-C39 XA 1.217%, 9/15/50 IO (l)	$2,088,222	$32,777
Series 2018-1745 A 3.874%, 6/15/36 (l)§	600,000	546,765
Series 2018-C46 B 4.633%, 8/15/51	24,000	22,671
Series 2019-C49 B 4.546%, 3/15/52	90,000	87,540
Series 2019-C50 B 4.192%, 5/15/52	150,000	138,172
Series 2019-C50 XA 1.571%, 5/15/52 IO (l)	812,361	31,644
Series 2020-C55 AS 2.937%, 2/15/53	207,000	183,043
Series 2020-C55 XA 1.398%, 2/15/53 IO (l)	3,865,999	175,936
Series 2020-C56 XA 1.381%, 6/15/53 IO (l)	3,021,655	146,414
Series 2021-C59 XA 1.625%, 4/15/54 IO (l)	2,936,486	175,153
Series 2021-FCMT D 7.926%, 5/15/31 (l)§	110,000	109,578
Series 2024-BPRC B 6.215%, 7/15/43§	47,000	47,799
Series 2024-BPRC C 6.432%, 7/15/43§	30,000	30,388
Series 2024-BPRC D 7.082%, 7/15/43§	10,000	10,182
Series 2024-BPRC X 0.312%, 7/15/43 IO (l)§	369,000	3,361
WEST Trust,
Series 2025-ROSE A 5.454%, 4/10/35 (l)§	18,000	18,252
WMRK Commercial Mortgage Trust,
Series 2022-WMRK A 7.101%, 11/15/27 (l)§	100,000	100,125
Series 2022-WMRK B 7.748%, 11/15/27 (l)§	100,000	100,062

Total Commercial Mortgage-Backed Securities		49,899,924

Corporate Bonds (27.7%)
Communication Services (1.5%)
Diversified Telecommunication Services (0.4%)
AT&T, Inc.
3.800%, 2/15/27	100,000	99,238
4.250%, 3/1/27	150,000	149,754
4.100%, 2/15/28	120,000	119,475
4.300%, 2/15/30	130,000	129,435
5.400%, 2/15/34	210,000	214,793
3.500%, 9/15/53	59,000	39,895
3.800%, 12/1/57	169,000	118,272
3.650%, 9/15/59	460,000	306,675
3.850%, 6/1/60	59,000	41,130
3.500%, 2/1/61	98,000	62,919
Bell Canada
5.200%, 2/15/34	100,000	100,055
NBN Co. Ltd.
4.250%, 10/1/29§	500,000	497,245
Verizon Communications, Inc.
4.125%, 3/16/27	150,000	149,878
2.100%, 3/22/28	60,000	56,807
4.329%, 9/21/28	118,000	118,391
1.500%, 9/18/30	60,000	51,693
2.550%, 3/21/31	602,000	539,323
2.355%, 3/15/32	225,000	193,828
5.401%, 7/2/37§	112,000	112,983

		3,101,789

Entertainment (0.1%)
Netflix, Inc.
4.900%, 8/15/34	40,000	40,761
Take-Two Interactive Software, Inc.
4.950%, 3/28/28	50,000	50,755
Walt Disney Co. (The)
3.800%, 3/22/30	250,000	245,721
Warnermedia Holdings, Inc.
3.755%, 3/15/27	375,000	361,406
4.279%, 3/15/32	100,000	84,000
5.141%, 3/15/52	4,000	3,360

		786,003

Interactive Media & Services (0.1%)
Meta Platforms, Inc.
4.600%, 5/15/28	100,000	101,756
4.750%, 8/15/34(x)	455,000	456,025
4.650%, 8/15/62	343,000	290,689
5.550%, 8/15/64	11,000	10,752

		859,222

Media (0.6%)
Charter Communications Operating LLC
6.650%, 2/1/34	15,000	16,009
6.550%, 6/1/34	315,000	335,692
6.384%, 10/23/35	51,000	53,374
3.500%, 3/1/42	61,000	43,289
5.750%, 4/1/48	289,000	260,360
4.800%, 3/1/50	53,000	42,093
3.700%, 4/1/51	194,000	129,090
3.900%, 6/1/52	75,000	51,339
5.250%, 4/1/53	14,000	11,873
3.850%, 4/1/61	1,268,000	810,665
4.400%, 12/1/61	112,000	78,574
3.950%, 6/30/62	50,000	32,143
Comcast Corp.
4.150%, 10/15/28	245,000	244,171
2.650%, 2/1/30	200,000	185,420
1.950%, 1/15/31	850,000	743,545
5.500%, 11/15/32	20,000	20,942
Cox Communications, Inc.
3.500%, 8/15/27§	400,000	392,062
Fox Corp.
4.709%, 1/25/29	100,000	100,775
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	15,000	15,081
5.375%, 6/15/33	100,000	101,394
Paramount Global
3.700%, 10/4/26 (e)	42,000	40,745
2.900%, 1/15/27	212,000	206,276
3.375%, 2/15/28	470,000	454,270
4.950%, 1/15/31	200,000	193,951
5.250%, 4/1/44	15,000	11,932

See Notes to Financial Statements.

1284

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
4.900%, 8/15/44		$11,000	$8,495
4.600%, 1/15/45		17,000	12,577

			4,596,137

Wireless Telecommunication Services (0.3%)
America Movil SAB de CV
5.000%, 1/20/33		100,000	100,154
Rogers Communications, Inc.
3.200%, 3/15/27		65,000	63,740
5.300%, 2/15/34		100,000	100,017
Sprint LLC
7.625%, 3/1/26		30,000	30,311
T-Mobile USA, Inc.
3.750%, 4/15/27		200,000	197,916
4.850%, 1/15/29		475,000	481,394
3.375%, 4/15/29		155,000	149,074
3.875%, 4/15/30		1,135,000	1,101,889
5.125%, 5/15/32		171,000	174,310
5.200%, 1/15/33		232,000	235,464
5.150%, 4/15/34		150,000	151,663
3.600%, 11/15/60		87,000	57,430
5.800%, 9/15/62		141,000	137,750

			2,981,112

Total Communication Services			12,324,263

Consumer Discretionary (1.2%)
Automobile Components (0.0%)†
Magna International, Inc.
5.500%, 3/21/33		100,000	102,370

Automobiles (0.6%)
Ford Motor Co.
3.250%, 2/12/32		200,000	168,494
6.100%, 8/19/32 (x)		200,000	199,208
General Motors Co.
5.350%, 4/15/28		16,000	16,233
6.250%, 4/15/35		150,000	153,815
Hyundai Capital America
6.000%, 7/11/25§		300,000	300,060
(SOFR + 1.15%), 5.580%, 8/4/25 (k)§		500,000	500,145
5.500%, 3/30/26§		300,000	301,885
5.950%, 9/21/26§		200,000	202,898
5.250%, 1/8/27§		300,000	302,568
Mercedes-Benz Finance North America LLC
4.800%, 3/30/28§		500,000	506,000
Nissan Motor Co. Ltd.
3.201%, 9/17/28 (m)	EUR	400,000	459,872
4.810%, 9/17/30§		$700,000	639,625
Toyota Motor Corp.
5.123%, 7/13/33		150,000	154,062
Volkswagen Group of America Finance LLC
5.650%, 9/12/28§		400,000	408,162

			4,313,027

Broadline Retail (0.1%)
Alibaba Group Holding Ltd.
2.125%, 2/9/31(x)		100,000	88,250
Amazon.com, Inc.
3.300%, 4/13/27		100,000	98,855
3.150%, 8/22/27		50,000	49,180
1.650%, 5/12/28		50,000	46,919
1.500%, 6/3/30		85,000	75,100
2.100%, 5/12/31		50,000	44,249
3.600%, 4/13/32		100,000	95,438
eBay, Inc.
5.900%, 11/22/25		400,000	401,992
Prosus NV
4.193%, 1/19/32 (m)		218,000	203,558

			1,103,541

Diversified Consumer Services (0.0%)†
Wand NewCo 3, Inc.
7.625%, 1/30/32§		300,000	315,387

Hotels, Restaurants & Leisure (0.3%)
Choice Hotels International, Inc.
3.700%, 12/1/29 (x)		600,000	567,543
Expedia Group, Inc.
3.250%, 2/15/30		200,000	188,610
5.400%, 2/15/35		110,000	110,462
Hyatt Hotels Corp.
5.750%, 1/30/27		30,000	30,616
Las Vegas Sands Corp.
6.000%, 8/15/29		400,000	410,897
Marriott International, Inc.
5.000%, 10/15/27		55,000	55,859
4.800%, 3/15/30		400,000	403,582
4.500%, 10/1/34		31,000	29,477
Series FF 4.625%, 6/15/30		25,000	25,034
Series X 4.000%, 4/15/28		25,000	24,761
McDonald’s Corp.
2.625%, 9/1/29		40,000	37,567
Starbucks Corp.
3.550%, 8/15/29		100,000	97,220
3.000%, 2/14/32		20,000	18,048

			1,999,676

Household Durables (0.1%)
DR Horton, Inc.
5.000%, 10/15/34		501,000	494,233
5.500%, 10/15/35		25,000	25,351
Leggett & Platt, Inc.
3.500%, 11/15/27		25,000	24,241
Lennar Corp.
4.750%, 11/29/27		100,000	100,578
Mohawk Industries, Inc.
3.625%, 5/15/30		25,000	23,818

			668,221

Leisure Products (0.0%)†
Hasbro, Inc.
3.500%, 9/15/27		15,000	14,654

Specialty Retail (0.1%)
AutoZone, Inc.
4.500%, 2/1/28		70,000	70,450

See Notes to Financial Statements.

1285

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Home Depot, Inc. (The)
2.125%, 9/15/26	$65,000	$63,504
0.900%, 3/15/28 (x)	65,000	59,871
2.950%, 6/15/29	30,000	28,686
4.750%, 6/25/29	45,000	45,868
1.875%, 9/15/31	85,000	73,067
3.250%, 4/15/32	45,000	41,629
Lowe’s Cos., Inc.
3.650%, 4/5/29	200,000	195,168
5.000%, 4/15/33	40,000	40,364
O’Reilly Automotive, Inc.
4.350%, 6/1/28	50,000	50,143
Tractor Supply Co.
5.250%, 5/15/33	5,000	5,096

		673,846

Textiles, Apparel & Luxury Goods (0.0%)†
Ralph Lauren Corp.
2.950%, 6/15/30	15,000	14,008

Total Consumer Discretionary		9,204,730

Consumer Staples (1.0%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29	250,000	254,083
Coca-Cola Co. (The)
2.900%, 5/25/27	50,000	49,039
2.000%, 3/5/31	65,000	57,683
4.650%, 8/14/34 (x)	55,000	55,245
Constellation Brands, Inc.
4.350%, 5/9/27	100,000	99,944
4.800%, 1/15/29	375,000	378,616
Diageo Capital plc
2.375%, 10/24/29	200,000	185,265
Keurig Dr Pepper, Inc.
3.950%, 4/15/29 (x)	100,000	98,365
Molson Coors Beverage Co.
3.000%, 7/15/26	100,000	98,507
PepsiCo, Inc.
3.000%, 10/15/27 (x)	100,000	97,789
2.750%, 3/19/30	200,000	187,276

		1,561,812

Consumer Staples Distribution & Retail (0.1%)
Costco Wholesale Corp.
1.600%, 4/20/30	200,000	178,301
Kroger Co. (The)
2.650%, 10/15/26	50,000	48,950
4.500%, 1/15/29	25,000	25,182
5.000%, 9/15/34	45,000	44,558
Sysco Corp.
3.250%, 7/15/27	50,000	48,995
5.100%, 9/23/30	35,000	35,836
Target Corp.
3.375%, 4/15/29	100,000	97,263
4.500%, 9/15/32	50,000	49,712
Walgreens Boots Alliance, Inc.
3.450%, 6/1/26	100,000	97,875
Walmart, Inc.
3.050%, 7/8/26 (x)	40,000	39,581
3.250%, 7/8/29 (x)	200,000	194,466
2.375%, 9/24/29	3,000	2,807
1.800%, 9/22/31	15,000	13,052

		876,578

Food Products (0.3%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26	50,000	49,091
Bunge Ltd. Finance Corp.
2.750%, 5/14/31	25,000	22,617
Campbell’s Co. (The)
4.150%, 3/15/28	25,000	24,888
Conagra Brands, Inc.
4.850%, 11/1/28	225,000	226,947
General Mills, Inc.
4.200%, 4/17/28	215,000	214,506
Hormel Foods Corp.
1.700%, 6/3/28	70,000	65,387
J M Smucker Co. (The)
2.375%, 3/15/30	15,000	13,636
JBS USA Holding Lux Sarl
5.125%, 2/1/28	100,000	101,542
JDE Peet’s NV
4.500%, 1/23/34 (m)	EUR 400,000	492,242
Mars, Inc.
4.800%, 3/1/30§	$400,000	404,392
Mondelez International, Inc.
2.750%, 4/13/30 (x)	200,000	185,390
Unilever Capital Corp.
2.900%, 5/5/27	100,000	98,114

		1,898,752

Household Products (0.0%)†
Clorox Co. (The)
1.800%, 5/15/30	15,000	13,238
Kimberly-Clark Corp.
3.950%, 11/1/28	10,000	9,973
3.200%, 4/25/29	50,000	48,488
2.000%, 11/2/31	25,000	22,055
Procter & Gamble Co. (The)
1.200%, 10/29/30	50,000	43,140

		136,894

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The)
1.950%, 3/15/31	45,000	39,153
Haleon US Capital LLC
3.375%, 3/24/27	250,000	246,298

		285,451

Tobacco (0.4%)
Altria Group, Inc.
4.800%, 2/14/29	40,000	40,414
5.625%, 2/6/35	25,000	25,406
3.400%, 2/4/41	29,000	21,515
4.250%, 8/9/42	94,000	76,283
4.500%, 5/2/43	197,000	164,180
3.875%, 9/16/46	198,000	146,473
6.200%, 2/14/59	10,000	10,050

See Notes to Financial Statements.

1286

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
BAT Capital Corp.
3.557%, 8/15/27	$100,000	$98,288
2.259%, 3/25/28	225,000	212,625
4.742%, 3/16/32	1,030,000	1,022,228
7.079%, 8/2/43	76,000	83,085
4.540%, 8/15/47	25,000	20,095
5.650%, 3/16/52	140,000	130,273
7.081%, 8/2/53	51,000	56,724
6.250%, 8/15/55	183,000	183,826
BAT International Finance plc
5.931%, 2/2/29 (x)	400,000	419,122
Imperial Brands Finance plc
3.500%, 7/26/26§	400,000	395,004
Philip Morris International, Inc.
5.375%, 2/15/33	200,000	206,300
5.250%, 2/13/34	100,000	101,870

		3,413,761

Total Consumer Staples		8,173,248

Energy (3.3%)
Energy Equipment & Services (0.0%)†
Baker Hughes Holdings LLC
3.337%, 12/15/27	100,000	97,939
FORESEA Holding SA
7.500%, 6/15/30 (m)	32,553	30,762

		128,701

Oil, Gas & Consumable Fuels (3.3%)
Adnoc Murban Rsc Ltd.
4.250%, 9/11/29§	200,000	198,500
Antero Resources Corp.
5.375%, 3/1/30§	838,000	843,455
APA Corp.
4.750%, 4/15/43§	29,000	21,997
Boardwalk Pipelines LP
4.800%, 5/3/29	20,000	20,196
BP Capital Markets America, Inc.
3.588%, 4/14/27	100,000	99,000
4.234%, 11/6/28	200,000	199,963
BP Capital Markets plc
3.279%, 9/19/27	50,000	49,013
Cameron LNG LLC
3.402%, 1/15/38§	348,000	296,730
Canadian Natural Resources Ltd.
5.000%, 12/15/29§	400,000	403,103
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	71,000	71,638
3.700%, 11/15/29	684,000	659,263
2.742%, 12/31/39	188,000	151,693
Cheniere Energy Partners LP
3.250%, 1/31/32	400,000	358,438
5.950%, 6/30/33	50,000	52,039
Cheniere Energy, Inc.
4.625%, 10/15/28	200,000	199,619
5.650%, 4/15/34	1,070,000	1,090,881
Chevron USA, Inc.
4.819%, 4/15/32	100,000	101,758
ConocoPhillips Co.
6.950%, 4/15/29	200,000	219,122
Continental Resources, Inc.
5.750%, 1/15/31§	500,000	503,850
Coterra Energy, Inc.
4.375%, 3/15/29	100,000	98,927
5.400%, 2/15/35	400,000	395,801
Diamondback Energy, Inc.
3.250%, 12/1/26	825,000	812,209
5.200%, 4/18/27	75,000	76,016
3.500%, 12/1/29	1,480,000	1,414,300
3.125%, 3/24/31	472,000	430,996
6.250%, 3/15/33	505,000	536,964
5.400%, 4/18/34	40,000	40,069
Enbridge, Inc.
3.700%, 7/15/27	50,000	49,312
5.625%, 4/5/34	150,000	153,982
Energy Transfer LP
5.550%, 2/15/28	25,000	25,698
6.100%, 12/1/28	200,000	210,080
3.750%, 5/15/30	100,000	95,809
5.550%, 5/15/34	150,000	151,492
5.000%, 5/15/50	700,000	580,830
Enterprise Products Operating LLC
2.800%, 1/31/30	30,000	28,093
EOG Resources, Inc.
4.375%, 4/15/30	200,000	199,743
EQT Corp.
7.500%, 6/1/27§	51,000	51,983
6.500%, 7/1/27§	113,000	115,488
3.900%, 10/1/27	174,000	171,387
5.700%, 4/1/28	365,000	374,898
4.500%, 1/15/29§	174,000	171,752
5.000%, 1/15/29	500,000	503,741
6.375%, 4/1/29§	273,000	281,422
7.000%, 2/1/30 (e)	88,000	94,954
7.500%, 6/1/30§	1,488,000	1,634,984
4.750%, 1/15/31§	559,000	549,454
3.625%, 5/15/31§	885,000	818,924
5.750%, 2/1/34	344,000	355,399
Equinor ASA
3.625%, 9/10/28	100,000	98,659
Expand Energy Corp.
5.375%, 2/1/29	186,000	186,279
5.375%, 3/15/30	404,000	403,721
4.750%, 2/1/32	304,000	294,558
5.700%, 1/15/35	770,000	780,203
Exxon Mobil Corp.
2.275%, 8/16/26	200,000	196,153
Flex Intermediate Holdco LLC
3.363%, 6/30/31§	400,000	356,227
Greensaif Pipelines Bidco Sarl
5.853%, 2/23/36 (m)	201,000	202,759
HF Sinclair Corp.
6.250%, 1/15/35 (x)	50,000	50,546
Korea National Oil Corp.
4.875%, 4/3/29§	400,000	407,440
Marathon Petroleum Corp.
5.125%, 12/15/26	100,000	100,836
3.800%, 4/1/28	15,000	14,782
MPLX LP
4.000%, 3/15/28	200,000	197,890
NGPL PipeCo LLC
3.250%, 7/15/31§	10,000	8,866

See Notes to Financial Statements.

1287

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Occidental Petroleum Corp.
5.200%, 8/1/29	$125,000	$125,437
ONEOK, Inc.
4.350%, 3/15/29	50,000	49,539
3.250%, 6/1/30	15,000	13,993
6.500%, 9/1/30§	414,000	441,616
ORLEN SA
6.000%, 1/30/35 (m)	200,000	205,100
Ovintiv, Inc.
5.650%, 5/15/28	35,000	35,927
Petroleos Mexicanos
10.000%, 2/7/33 (x)	200,000	214,060
Phillips 66 Co.
3.550%, 10/1/26	25,000	24,737
Pioneer Natural Resources Co.
5.100%, 3/29/26	200,000	200,914
1.900%, 8/15/30	50,000	44,297
Plains All American Pipeline LP
4.500%, 12/15/26 (x)	50,000	50,070
Raizen Fuels Finance SA
6.250%, 7/8/32§	207,000	204,930
Sabine Pass Liquefaction LLC
5.000%, 3/15/27	434,000	436,524
4.200%, 3/15/28	200,000	198,848
4.500%, 5/15/30	853,000	849,935
5.900%, 9/15/37	242,000	250,340
Saudi Arabian Oil Co.
5.250%, 7/17/34§	400,000	402,932
Shell Finance US, Inc.
2.375%, 11/7/29	50,000	46,458
South Bow USA Infrastructure Holdings LLC
4.911%, 9/1/27§	21,000	21,136
5.026%, 10/1/29§	400,000	400,636
Targa Resources Corp.
6.150%, 3/1/29	636,000	667,947
6.125%, 3/15/33	721,000	756,590
TotalEnergies Capital International SA
3.455%, 2/19/29	100,000	97,734
TotalEnergies Capital SA
4.724%, 9/10/34	50,000	49,592
TransCanada PipeLines Ltd.
4.250%, 5/15/28	100,000	99,659
Valero Energy Corp.
4.000%, 4/1/29	65,000	63,706
Venture Global Calcasieu Pass LLC
3.875%, 8/15/29§	200,000	188,308
3.875%, 11/1/33§	100,000	87,283
Venture Global LNG, Inc.
8.125%, 6/1/28§	300,000	309,021
Western Midstream Operating LP
6.150%, 4/1/33	20,000	20,735
Williams Cos., Inc. (The)
2.600%, 3/15/31	65,000	58,119
4.650%, 8/15/32	11,000	10,773
5.150%, 3/15/34	100,000	99,848

		25,990,628

Total Energy		26,119,329

Financials (10.9%)
Banks (6.4%)
ABN AMRO Bank NV (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.575%, 10/13/26 (k)§	400,000	402,060
Banco Bilbao Vizcaya Argentaria SA (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34 (k)	100,000	113,126
Banco Espirito Santo SA 4.000%, 1/21/19 (h)(m)	EUR 900,000	267,159
Banco Santander SA (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.552%, 3/14/28 (k)	$400,000	406,465
5.588%, 8/8/28	200,000	206,473
6.607%, 11/7/28	200,000	213,108
2.749%, 12/3/30	200,000	178,035
5.439%, 7/15/31	100,000	103,867
Bank of America Corp.
(EURIBOR 3 Month + 1.00%), 3.036%, 9/22/26 (k)(m)	EUR 600,000	707,887
(SOFR + 0.96%), 1.734%, 7/22/27 (k)	$326,000	316,863
(CME Term SOFR 3 Month + 1.77%), 3.705%, 4/24/28 (k)	220,000	217,426
(SOFR + 1.58%), 4.376%, 4/27/28 (k)	550,000	549,886
(CME Term SOFR 3 Month + 1.30%), 3.419%, 12/20/28 (k)	537,000	524,809
(SOFR + 1.63%), 5.202%, 4/25/29 (k)	35,000	35,763
(SOFR + 1.11%), 4.623%, 5/9/29 (k)	53,000	53,299
(SOFR + 1.06%), 2.087%, 6/14/29 (k)	100,000	93,472
(CME Term SOFR 3 Month + 1.57%), 4.271%, 7/23/29 (k)	50,000	49,764
(SOFR + 1.57%), 5.819%, 9/15/29(k)	500,000	520,477
(CME Term SOFR 3 Month + 1.47%), 3.974%, 2/7/30 (k)	400,000	393,305
(SOFR + 1.32%), 2.687%, 4/22/32 (k)	262,000	234,793
(SOFR + 1.21%), 2.572%, 10/20/32 (k)	221,000	194,356
(SOFR + 1.33%), 2.972%, 2/4/33 (k)	258,000	230,722
(SOFR + 1.83%), 4.571%, 4/27/33 (k)	268,000	263,450
(SOFR + 2.16%), 5.015%, 7/22/33 (k)	60,000	60,506
(SOFR + 1.91%), 5.288%, 4/25/34 (k)	127,000	129,453
(SOFR + 1.84%), 5.872%, 9/15/34 (k)	200,000	210,364
(SOFR + 1.65%), 5.468%, 1/23/35 (k)	40,000	40,969
(SOFR + 1.31%), 5.511%, 1/24/36 (k)	75,000	77,139

See Notes to Financial Statements.

1288

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.70%), 5.744%, 2/12/36 (k)	$70,000	$70,874
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.846%, 3/8/37 (k)	200,000	182,567
Series FIX
(SOFR + 1.00%), 5.162%, 1/24/31 (k)	273,000	279,592
Series N
(SOFR + 1.22%), 2.651%, 3/11/32 (k)	100,000	89,543
Bank of America NA
(SOFR + 1.02%), 5.442%, 8/18/26 (k)	400,000	402,142
Bank of Montreal
1.250%, 9/15/26	50,000	48,232
Bank of Nova Scotia (The)
1.300%, 9/15/26	100,000	96,524
5.250%, 6/12/28 (x)	100,000	102,887
Banque Federative du Credit Mutuel SA
5.896%, 7/13/26§	300,000	304,134
(United States SOFR Compounded Index + 1.07%), 5.484%, 2/16/28 (k)§	400,000	401,595
Barclays plc
3.250%, 2/12/27 (m)	GBP 500,000	672,461
(SOFR + 1.49%), 5.674%, 3/12/28 (k)	$250,000	254,410
(SOFR + 1.49%), 5.889%, 3/12/28 (k)	200,000	201,581
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.385%, 11/2/28 (k)	300,000	318,420
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33 (k)	550,000	622,266
BNP Paribas SA
(SOFR + 1.61%), 1.904%, 9/30/28 (k)§	700,000	659,609
(SOFR + 1.59%), 5.497%, 5/20/30 (k)§	400,000	409,831
BPCE SA
5.281%, 5/30/29§	250,000	256,702
(SOFR + 2.27%), 6.714%, 10/19/29 (k)§	400,000	423,031
Canadian Imperial Bank of Commerce
5.615%, 7/17/26	200,000	202,446
Citibank NA
5.864%, 9/29/25	300,000	300,656
5.488%, 12/4/26	600,000	609,160
5.803%, 9/29/28	200,000	209,046
Citigroup, Inc.
4.450%, 9/29/27	200,000	199,950
(SOFR + 1.28%), 3.070%, 2/24/28 (k)	400,000	390,695
(SOFR + 1.14%), 4.643%, 5/7/28 (k)	230,000	230,293
(CME Term SOFR 3 Month + 1.65%), 3.668%, 7/24/28 (k)	125,000	123,031
(CME Term SOFR 3 Month + 1.41%), 3.520%, 10/27/28 (k)	61,000	59,639
(SOFR + 0.87%), 4.786%, 3/4/29 (k)	9,000	9,047
(SOFR + 1.36%), 5.174%, 2/13/30 (k)	244,000	248,527
(CME Term SOFR 3 Month + 1.60%), 3.980%, 3/20/30 (k)	150,000	146,630
(SOFR + 1.34%), 4.542%, 9/19/30 (k)	471,000	468,263
(SOFR + 1.42%), 2.976%, 11/5/30 (k)	50,000	46,735
(SOFR + 1.15%), 2.666%, 1/29/31 (k)	84,000	76,928
(SOFR + 1.18%), 2.520%, 11/3/32 (k)	177,000	154,531
(SOFR + 1.35%), 3.057%, 1/25/33 (k)	208,000	185,811
(SOFR + 1.94%), 3.785%, 3/17/33 (k)	394,000	367,572
(SOFR + 2.34%), 6.270%, 11/17/33 (k)	255,000	274,651
(SOFR + 1.45%), 5.449%, 6/11/35 (k)	400,000	407,397
(SOFR + 1.83%), 6.020%, 1/24/36 (k)	65,000	66,583
Citizens Financial Group, Inc.
2.850%, 7/27/26	100,000	98,114
3.250%, 4/30/30	30,000	28,035
Comerica, Inc.
4.000%, 2/1/29	50,000	48,828
Commonwealth Bank of Australia
5.316%, 3/13/26	400,000	402,447
Cooperatieve Rabobank UA
5.500%, 7/18/25	500,000	500,199
3.750%, 7/21/26	250,000	248,054
5.500%, 10/5/26	300,000	304,845
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.447%, 3/5/30 (k)§	400,000	411,561
Credit Agricole SA
(SOFR + 1.86%), 6.316%, 10/3/29 (k)§	400,000	419,830
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.705%, 3/1/30 (k)§	400,000	414,429
Fifth Third Bancorp
(SOFR + 1.36%), 4.055%, 4/25/28(k)	60,000	59,541
FNB Corp.
(United States SOFR Compounded Index + 1.93%), 5.722%, 12/11/30 (k)	94,000	94,222
HSBC Holdings plc
(SOFR + 3.35%), 7.390%, 11/3/28 (k)	700,000	742,688
(SOFR + 1.46%), 5.546%, 3/4/30 (k)	100,000	102,845
4.950%, 3/31/30	400,000	405,848
(SOFR + 1.19%), 2.804%, 5/24/32 (k)	200,000	177,405
(SOFR + 2.39%), 6.254%, 3/9/34 (k)	800,000	854,165

See Notes to Financial Statements.

1289

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 1.90%), 5.874%, 11/18/35 (k)	$200,000	$202,139
Huntington Bancshares, Inc.
(SOFR + 2.05%), 5.023%, 5/17/33 (k)	35,000	34,497
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36 (k)	100,000	83,900
ING Groep NV
(SOFR + 1.44%), 5.335%, 3/19/30 (k)	200,000	204,788
(United States SOFR Compounded Index + 1.23%), 5.066%, 3/25/31 (k)	500,000	507,404
JPMorgan Chase & Co.
2.950%, 10/1/26	840,000	827,683
4.125%, 12/15/26 (x)	125,000	124,764
(SOFR + 0.77%), 1.470%, 9/22/27 (k)	40,000	38,574
(SOFR + 1.33%), 6.070%, 10/22/27 (k)	650,000	663,930
(SOFR + 1.20%), 5.626%, 1/23/28 (k)	200,000	200,906
(CME Term SOFR 3 Month + 1.60%), 3.782%, 2/1/28 (k)	125,000	123,832
(CME Term SOFR 3 Month + 1.64%), 3.540%, 5/1/28 (k)	75,000	73,891
(SOFR + 1.89%), 2.182%, 6/1/28 (k)	700,000	672,157
(SOFR + 0.93%), 4.979%, 7/22/28 (k)	36,000	36,464
(SOFR + 0.86%), 4.505%, 10/22/28 (k)	611,000	612,685
(SOFR + 1.02%), 2.069%, 6/1/29(k)	55,000	51,555
(SOFR + 1.45%), 5.299%, 7/24/29 (k)	455,000	466,520
(SOFR + 1.31%), 5.012%, 1/23/30 (k)(x)	40,000	40,716
(SOFR + 1.16%), 5.581%, 4/22/30 (k)	412,000	427,472
(SOFR + 1.13%), 4.995%, 7/22/30 (k)	910,000	923,756
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30 (k)	200,000	186,239
(SOFR + 1.04%), 4.603%, 10/22/30 (k)	400,000	400,053
(SOFR + 2.04%), 2.522%, 4/22/31 (k)	261,000	238,249
(SOFR + 1.44%), 5.103%, 4/22/31 (k)	377,000	386,249
(CME Term SOFR 3 Month + 2.52%), 2.956%, 5/13/31 (k)	200,000	184,483
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32 (k)	75,000	66,882
(SOFR + 1.18%), 2.545%, 11/8/32 (k)	377,000	331,560
(SOFR + 1.26%), 2.963%, 1/25/33 (k)	100,000	89,681
(SOFR + 1.80%), 4.586%, 4/26/33 (k)	85,000	83,737
(SOFR + 2.08%), 4.912%, 7/25/33 (k)	38,000	38,079
(SOFR + 1.81%), 6.254%, 10/23/34 (k)	40,000	43,295
(SOFR + 1.34%), 4.946%, 10/22/35 (k)	40,000	39,536
(SOFR + 1.32%), 5.502%, 1/24/36 (k)	532,000	545,849
(SOFR + 1.68%), 5.572%, 4/22/36 (k)	169,000	175,216
KBC Group NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.796%, 1/19/29 (k)§	200,000	206,241
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.932%, 10/16/30 (k)§	400,000	403,965
KeyBank NA
5.000%, 1/26/33	250,000	245,760
KeyCorp
(United States SOFR Compounded Index + 2.42%), 6.401%, 3/6/35 (k)	250,000	265,965
Korea Development Bank (The)
4.500%, 2/15/29	200,000	202,108
Kreditanstalt fuer Wiederaufbau
3.000%, 5/20/27	180,000	177,402
2.875%, 4/3/28	90,000	88,014
3.875%, 5/15/28	100,000	100,426
3.875%, 6/15/28	60,000	60,247
4.000%, 3/15/29	100,000	100,777
4.625%, 3/18/30	100,000	103,385
0.750%, 9/30/30	105,000	89,658
4.125%, 7/15/33	200,000	199,063
Landwirtschaftliche Rentenbank
1.750%, 7/27/26	75,000	73,285
0.875%, 9/3/30 (x)	100,000	86,158
Series 37 2.500%, 11/15/27	50,000	48,583
Lloyds Banking Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 5.087%, 11/26/28 (k)	200,000	202,412
(United States SOFR Compounded Index + 1.06%), 5.367%, 11/26/28 (k)	200,000	200,447
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.679%, 1/5/35 (k)	200,000	204,629
M&T Bank Corp.
(SOFR + 1.85%), 5.053%, 1/27/34 (k)	125,000	123,054
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.640%, 10/13/27 (k)	200,000	193,010
3.741%, 3/7/29	100,000	98,068
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.63%), 5.441%, 2/22/34 (k)(x)	200,000	205,737

See Notes to Financial Statements.

1290

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Mizuho Financial Group, Inc.
4.018%, 3/5/28		$200,000	$199,835
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 3.261%, 5/22/30 (k)		700,000	666,632
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.748%, 7/6/34 (k)		200,000	207,983
Morgan Stanley Bank NA
(SOFR + 1.08%), 5.571%, 1/14/28 (k)		400,000	402,141
National Securities Clearing Corp.
5.000%, 5/30/28§		400,000	408,283
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 5.583%, 3/1/28 (k)		400,000	406,981
5.076%, 1/27/30		200,000	202,470
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.778%, 3/1/35 (k)		50,000	51,730
Nordea Kredit Realkreditaktieselskab
1.500%, 10/1/53	DKK	2	—
Norinchukin Bank (The)
5.094%, 10/16/29§		$400,000	403,989
Oesterreichische Kontrollbank AG
4.250%, 3/1/28		75,000	75,815
PNC Financial Services Group, Inc. (The)
(SOFR + 0.80%), 5.102%, 7/23/27 (k)		100,000	100,720
(SOFR + 0.98%), 2.307%, 4/23/32 (k)		65,000	56,924
(SOFR + 1.93%), 5.068%, 1/24/34 (k)		200,000	200,658
(SOFR + 1.60%), 5.401%, 7/23/35 (k)		40,000	40,734
(SOFR + 1.39%), 5.575%, 1/29/36 (k)		15,000	15,435
Regions Financial Corp.
(SOFR + 2.06%), 5.502%, 9/6/35 (k)		25,000	24,997
Royal Bank of Canada
1.400%, 11/2/26		50,000	48,255
4.875%, 1/19/27		400,000	403,782
4.240%, 8/3/27		150,000	150,186
4.900%, 1/12/28		325,000	330,550
5.000%, 2/1/33		250,000	253,264
Santander Holdings USA, Inc.
(SOFR + 1.88%), 5.741%, 3/20/31 (k)		95,000	97,430
Santander UK Group Holdings plc
(SOFR + 1.22%), 2.469%, 1/11/28 (k)		200,000	193,722
(SOFR + 2.60%), 6.534%, 1/10/29 (k)		700,000	730,635
Shinhan Bank Co. Ltd.
4.000%, 4/23/29§		500,000	487,155
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.446%, 1/10/29 (k)§		300,000	311,708
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.691%, 1/10/34 (k)§		500,000	532,988
Standard Chartered plc
6.301%, 1/9/29§		600,000	623,394
Sumitomo Mitsui Financial Group, Inc.
1.474%, 7/8/25		600,000	599,701
1.402%, 9/17/26		200,000	193,138
3.364%, 7/12/27		100,000	98,333
3.352%, 10/18/27		100,000	98,010
5.520%, 1/13/28 (x)		200,000	205,813
(SOFR + 1.50%), 5.246%, 7/8/36 (k)		100,000	100,000
Sumitomo Mitsui Trust Bank Ltd.
5.200%, 3/7/27§		400,000	405,858
5.500%, 3/9/28§		300,000	309,047
Toronto-Dominion Bank (The)
1.250%, 9/10/26		50,000	48,221
3.200%, 3/10/32		200,000	181,483
Truist Financial Corp.
(SOFR + 1.44%), 4.873%, 1/26/29 (k)		40,000	40,430
(SOFR + 1.62%), 5.435%, 1/24/30 (k)		110,000	113,199
(SOFR + 1.85%), 5.122%, 1/26/34 (k)		150,000	149,970
(SOFR + 1.92%), 5.711%, 1/24/35 (k)		200,000	206,920
US Bancorp
(SOFR + 1.23%), 4.653%, 2/1/29 (k)		50,000	50,274
(SOFR + 2.02%), 5.775%, 6/12/29 (k)		100,000	103,642
1.375%, 7/22/30		200,000	172,508
Series V
2.375%, 7/22/26		150,000	147,255
Wells Fargo & Co.
3.000%, 10/23/26		100,000	98,283
(CME Term SOFR 3 Month + 1.43%), 3.196%, 6/17/27 (k)		400,000	394,617
4.300%, 7/22/27		100,000	99,950
(SOFR + 1.07%), 5.707%, 4/22/28 (k)		298,000	304,319
(CME Term SOFR 3 Month + 1.57%), 3.584%, 5/22/28 (k)		75,000	73,797
4.150%, 1/24/29		200,000	198,935
(SOFR + 1.79%), 6.303%, 10/23/29 (k)		175,000	184,897
(SOFR + 1.50%), 5.198%, 1/23/30 (k)		55,000	56,306
(SOFR + 1.11%), 5.244%, 1/24/31 (k)		275,000	282,003
(CME Term SOFR 3 Month + 1.26%), 2.572%, 2/11/31 (k)		435,000	397,717
(SOFR + 1.50%), 3.350%, 3/2/33 (k)		780,000	709,661
(SOFR + 2.10%), 4.897%, 7/25/33 (k)		53,000	52,805

See Notes to Financial Statements.

1291

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
(SOFR + 2.02%), 5.389%, 4/24/34 (k)	$322,000	$328,487
(SOFR + 1.38%), 5.211%, 12/3/35 (k)	40,000	40,138
(SOFR + 1.74%), 5.605%, 4/23/36 (k)	65,000	67,104
Wells Fargo Bank NA
5.550%, 8/1/25	200,000	200,133
5.450%, 8/7/26	200,000	202,483
(SOFR + 1.07%), 5.470%, 12/11/26 (k)	400,000	402,974
Westpac Banking Corp.
2.700%, 8/19/26	75,000	73,815
5.050%, 4/16/29	200,000	206,087

		50,713,888

Capital Markets (2.3%)
Ares Capital Corp.
2.875%, 6/15/27	100,000	96,610
Bank of New York Mellon Corp. (The)
2.450%, 8/17/26	75,000	73,535
(SOFR + 1.15%), 3.992%, 6/13/28 (k)	50,000	49,789
(SOFR + 1.09%), 4.975%, 3/14/30 (k)	50,000	51,165
Series J
1.900%, 1/25/29	50,000	46,232
(SOFR + 1.61%), 4.967%, 4/26/34 (k)	125,000	125,336
BGC Group, Inc.
6.150%, 4/2/30§	400,000	404,459
BlackRock, Inc.
3.250%, 4/30/29 (x)	15,000	14,520
4.750%, 5/25/33	65,000	65,594
Blackstone Private Credit Fund
2.625%, 12/15/26	50,000	48,305
6.000%, 11/22/34	50,000	48,778
Blue Owl Capital Corp.
3.400%, 7/15/26	50,000	49,190
2.875%, 6/11/28	25,000	23,253
5.950%, 3/15/29	15,000	15,061
Blue Owl Credit Income Corp.
3.125%, 9/23/26	25,000	24,332
7.950%, 6/13/28	100,000	106,833
Brookfield Finance, Inc.
3.900%, 1/25/28	50,000	49,422
2.724%, 4/15/31	80,000	72,096
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§	600,000	574,445
Charles Schwab Corp. (The)
3.300%, 4/1/27	30,000	29,559
2.300%, 5/13/31	50,000	44,271
(SOFR + 2.01%), 6.136%, 8/24/34 (k)	200,000	215,682
Deutsche Bank AG
(SOFR + 1.87%), 2.129%, 11/24/26 (k)	700,000	692,262
(SOFR + 1.59%), 5.706%, 2/8/28 (k)	150,000	152,447
(SOFR + 3.18%), 6.720%, 1/18/29 (k)	150,000	157,350
FactSet Research Systems, Inc.
3.450%, 3/1/32	47,000	42,809
FS KKR Capital Corp.
3.125%, 10/12/28	50,000	45,821
Goldman Sachs Group, Inc. (The)
(SOFR + 1.07%), 5.491%, 8/10/26 (k)	200,000	200,150
(SOFR + 1.08%), 5.798%, 8/10/26 (k)	300,000	300,328
3.500%, 11/16/26	65,000	64,243
(SOFR + 0.82%), 1.542%, 9/10/27 (k)	310,000	299,114
(SOFR + 0.91%), 1.948%, 10/21/27 (k)	310,000	299,777
(CME Term SOFR 3 Month + 2.01%), 6.294%, 10/28/27 (k)	600,000	609,583
(SOFR + 1.32%), 4.937%, 4/23/28 (k)	650,000	655,004
(CME Term SOFR 3 Month + 1.77%), 3.691%, 6/5/28 (k)	65,000	64,031
(CME Term SOFR 3 Month + 1.56%), 4.223%, 5/1/29 (k)	396,000	393,448
(SOFR + 1.77%), 6.484%, 10/24/29 (k)	200,000	212,125
(SOFR + 1.27%), 5.727%, 4/25/30 (k)	500,000	519,257
(SOFR + 1.21%), 5.049%, 7/23/30 (k)	375,000	380,585
(SOFR + 1.14%), 4.692%, 10/23/30 (k)	35,000	35,085
(SOFR + 1.08%), 5.207%, 1/28/31 (k)	171,000	174,763
(SOFR + 1.58%), 5.218%, 4/23/31 (k)	256,000	261,502
(SOFR + 1.09%), 1.992%, 1/27/32 (k)	236,000	204,120
(SOFR + 1.25%), 2.383%, 7/21/32 (k)	105,000	91,649
(SOFR + 1.26%), 2.650%, 10/21/32 (k)	425,000	374,676
(SOFR + 1.41%), 3.102%, 2/24/33 (k)	17,000	15,249
(SOFR + 1.95%), 6.561%, 10/24/34 (k)	100,000	110,226
(SOFR + 1.42%), 5.016%, 10/23/35 (k)	80,000	78,886
Golub Capital BDC, Inc.
2.500%, 8/24/26	15,000	14,590
Intercontinental Exchange, Inc.
5.250%, 6/15/31	30,000	31,087
Jefferies Financial Group, Inc.
2.625%, 10/15/31	100,000	86,974
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13 (h)	5,000,000	1,500
Series 1
0.000%, 12/30/16 (h)	10,200,000	2,805
LPL Holdings, Inc.
5.200%, 3/15/30 (x)	500,000	507,094
Moody’s Corp.
2.000%, 8/19/31	100,000	86,755

See Notes to Financial Statements.

1292

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Morgan Stanley
(SOFR + 1.67%), 4.679%, 7/17/26 (k)	$800,000	$799,951
3.125%, 7/27/26	125,000	123,425
(SOFR + 0.88%), 1.593%, 5/4/27 (k)	54,000	52,631
+ 1.34%), 3.591%, 7/22/28 (k)	100,000	98,220
(CME Term SOFR 3 Month + 1.40%), 3.772%, 1/24/29 (k)	25,000	24,608
(SOFR + 1.73%), 5.123%, 2/1/29 (k)	400,000	406,829
(SOFR + 1.38%), 4.994%, 4/12/29 (k)	551,000	558,822
(SOFR + 1.63%), 5.449%, 7/20/29 (k)	515,000	528,547
(SOFR + 1.83%), 6.407%, 11/1/29 (k)	162,000	171,399
(SOFR + 1.45%), 5.173%, 1/16/30 (k)	50,000	50,935
(CME Term SOFR 3 Month + 1.89%), 4.431%, 1/23/30 (k)	150,000	149,554
(SOFR + 1.26%), 5.656%, 4/18/30 (k)	65,000	67,352
(SOFR + 1.22%), 5.042%, 7/19/30 (k)	657,000	667,106
(SOFR + 1.10%), 4.654%, 10/18/30 (k)	200,000	199,776
(SOFR + 1.11%), 5.230%, 1/15/31 (k)	120,000	123,000
(SOFR + 1.14%), 2.699%, 1/22/31 (k)	372,000	342,437
(SOFR + 1.03%), 1.794%, 2/13/32 (k)	551,000	470,693
(SOFR + 1.18%), 2.239%, 7/21/32 (k)	235,000	203,184
(SOFR + 1.20%), 2.511%, 10/20/32 (k)	75,000	65,580
(SOFR + 1.29%), 2.943%, 1/21/33 (k)	102,000	90,897
(SOFR + 2.56%), 6.342%, 10/18/33 (k)	95,000	103,053
(SOFR + 1.87%), 5.250%, 4/21/34 (k)	298,000	302,830
(SOFR + 1.73%), 5.466%, 1/18/35 (k)	150,000	153,295
(SOFR + 1.56%), 5.320%, 7/19/35 (k)	400,000	403,220
(SOFR + 1.42%), 5.587%, 1/18/36 (k)	65,000	66,573
(SOFR + 1.76%), 5.664%, 4/17/36 (k)	55,000	56,965
(SOFR + 1.36%), 2.484%, 9/16/36 (k)	150,000	127,457
Nasdaq, Inc.
5.350%, 6/28/28	177,000	182,121
Nomura Holdings, Inc.
5.709%, 1/9/26	500,000	502,296
5.783%, 7/3/34	200,000	205,889
Northern Trust Corp.
4.000%, 5/10/27	35,000	34,933
3.150%, 5/3/29	25,000	24,087
S&P Global, Inc.
1.250%, 8/15/30	25,000	21,536
5.250%, 9/15/33 (x)	65,000	67,462
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.711%, 1/12/27 (k)§	300,000	301,782
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.327%, 12/22/27 (k)(x)§	400,000	410,604
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 5.959%, 1/12/34 (k)§	400,000	420,134
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.77%), 5.699%, 2/8/35 (k)§	500,000	517,899

		18,490,844

Consumer Finance (1.0%)
AerCap Ireland Capital DAC
2.450%, 10/29/26	950,000	925,772
4.950%, 9/10/34	165,000	161,018
Ally Financial, Inc.
2.200%, 11/2/28	700,000	642,567
(United States SOFR Compounded Index + 1.96%), 5.737%, 5/15/29 (k)	35,000	35,566
(United States SOFR Compounded Index + 1.73%), 5.543%, 1/17/31 (k)	400,000	404,644
American Express Co.
(SOFR + 1.33%), 6.338%, 10/30/26 (k)	400,000	402,525
3.300%, 5/3/27	265,000	260,816
(SOFR + 0.93%), 5.043%, 7/26/28 (k)	15,000	15,204
(United States SOFR Compounded Index + 1.32%), 5.442%, 1/30/36 (k)	15,000	15,294
American Honda Finance Corp.
2.000%, 3/24/28	10,000	9,397
5.200%, 3/5/35	200,000	198,229
Avolon Holdings Funding Ltd.
5.750%, 3/1/29§	400,000	409,064
Capital One Financial Corp.
4.100%, 2/9/27	40,000	39,797
3.800%, 1/31/28	200,000	197,207
(SOFR + 1.91%), 5.700%, 2/1/30 (k)	200,000	206,545
(SOFR + 2.04%), 6.183%, 1/30/36 (k)	106,000	107,573
Caterpillar Financial Services Corp.
1.100%, 9/14/27	50,000	46,901
Ford Motor Credit Co. LLC
5.800%, 3/5/27	400,000	402,192
6.798%, 11/7/28	200,000	207,044
5.800%, 3/8/29	100,000	100,085
General Motors Financial Co., Inc.
5.400%, 4/6/26	60,000	60,321
(United States SOFR Compounded Index + 1.35%), 5.768%, 5/8/27 (k)	400,000	400,858

See Notes to Financial Statements.

1293

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
5.800%, 6/23/28		$100,000	$102,798
4.300%, 4/6/29		50,000	48,890
3.600%, 6/21/30		50,000	46,654
5.750%, 2/8/31		30,000	30,756
5.600%, 6/18/31		30,000	30,549
5.450%, 9/6/34		132,000	128,960
5.900%, 1/7/35		25,000	25,082
John Deere Capital Corp.
3.350%, 4/18/29		200,000	194,137
4.400%, 9/8/31		42,000	41,841
3.900%, 6/7/32		10,000	9,609
Kaspi.KZ JSC
6.250%, 3/26/30 (m)		203,000	204,078
Synchrony Financial
3.700%, 8/4/26		50,000	49,484
3.950%, 12/1/27		5,000	4,912
5.150%, 3/19/29		105,000	105,607
(United States SOFR Compounded Index + 2.13%), 5.935%, 8/2/30 (k)		417,000	427,329
(SOFR + 1.68%), 5.450%, 3/6/31 (k)		313,000	315,216
2.875%, 10/28/31 (x)		374,000	323,731
7.250%, 2/2/33		76,000	79,225
Toyota Motor Credit Corp.
3.200%, 1/11/27		100,000	98,271
4.625%, 1/12/28		65,000	65,724
1.900%, 4/6/28		100,000	94,139
4.550%, 8/9/29 (x)		400,000	403,082
5.100%, 3/21/31		100,000	102,625

			8,181,318

Financial Services (0.5%)
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust
6.088%, 12/15/44§		220,000	222,846
Block Financial LLC
2.500%, 7/15/28		10,000	9,415
Block, Inc.
3.500%, 6/1/31		190,000	173,612
Corebridge Financial, Inc.
3.900%, 4/5/32		200,000	187,667
Essent Group Ltd.
6.250%, 7/1/29		400,000	414,272
Fiserv, Inc.
3.500%, 7/1/29		245,000	235,671
5.450%, 3/15/34		400,000	408,297
Global Payments, Inc.
3.200%, 8/15/29		100,000	94,499
Jyske Realkredit A/S Series CCE
1.500%, 10/1/53	DKK	2	—
Lseg US Fin Corp.
4.875%, 3/28/27§		$400,000	403,829
Mastercard, Inc.
2.950%, 11/21/26		50,000	49,249
2.000%, 11/18/31		100,000	86,846
National Rural Utilities Cooperative Finance Corp.
4.800%, 3/15/28		15,000	15,222
5.000%, 8/15/34		200,000	200,076
Nationwide Building Society
(SOFR + 1.91%), 6.557%, 10/18/27 (k)§		400,000	409,820
Nexi SpA
2.125%, 4/30/29 (m)	EUR	400,000	447,032
ORIX Corp.
4.650%, 9/10/29		$50,000	50,334
PayPal Holdings, Inc.
2.650%, 10/1/26		100,000	98,153
3.900%, 6/1/27		20,000	19,912
Realkredit Danmark A/S
Series 23S
1.500%, 10/1/53 (m)	DKK	1	—
Shell International Finance BV
2.500%, 9/12/26		$50,000	49,131
Visa, Inc.
0.750%, 8/15/27		45,000	42,140
2.050%, 4/15/30		65,000	59,201

			3,677,224

Insurance (0.7%)
American International Group, Inc.
5.450%, 5/7/35		20,000	20,408
4.375%, 6/30/50		12,000	10,030
Aon Corp.
4.500%, 12/15/28		25,000	25,122
2.050%, 8/23/31		100,000	86,133
Aon North America, Inc.
5.150%, 3/1/29		450,000	460,285
Arthur J Gallagher & Co.
5.000%, 2/15/32		400,000	405,341
Assurant, Inc.
2.650%, 1/15/32		50,000	42,523
Athene Global Funding
5.684%, 2/23/26 (x)§		400,000	402,615
5.349%, 7/9/27§		400,000	405,999
5.322%, 11/13/31§		500,000	502,914
Berkshire Hathaway Finance Corp.
2.300%, 3/15/27		50,000	48,725
1.450%, 10/15/30 (x)		40,000	34,969
Brighthouse Financial, Inc.
3.700%, 6/22/27		50,000	49,132
Brown & Brown, Inc.
4.200%, 3/17/32		35,000	33,489
CNA Financial Corp.
2.050%, 8/15/30		20,000	17,576
Fairfax Financial Holdings Ltd.
4.625%, 4/29/30		25,000	24,874
Globe Life, Inc.
2.150%, 8/15/30		50,000	44,145
Kemper Corp.
2.400%, 9/30/30 (x)		25,000	21,955
Lincoln National Corp.
3.400%, 3/1/32		50,000	44,945
Markel Group, Inc.
3.500%, 11/1/27		25,000	24,534
Marsh & McLennan Cos., Inc.
4.375%, 3/15/29		10,000	10,020
4.650%, 3/15/30		220,000	222,436
5.400%, 9/15/33		100,000	103,566
MassMutual Global Funding II
(SOFR + 0.98%), 5.413%, 7/10/26 (k)§		400,000	402,901
4.450%, 3/27/28§		200,000	201,290

See Notes to Financial Statements.

1294

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
MetLife, Inc.
4.550%, 3/23/30		$200,000	$202,568
Mutual of Omaha Cos. Global Funding
5.350%, 4/9/27§		400,000	406,048
Pacific Life Global Funding II
5.500%, 7/18/28§		300,000	310,033
4.500%, 8/28/29§		400,000	401,457
Pricoa Global Funding I
4.400%, 8/27/27§		400,000	401,260
Principal Financial Group, Inc.
3.700%, 5/15/29		10,000	9,749
Protective Life Global Funding
5.209%, 4/14/26§		300,000	301,629
Prudential Financial, Inc.
4.500%, 9/15/47		70,000	68,600
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.125%, 3/1/52 (k)		200,000	193,453
Reinsurance Group of America, Inc.
3.900%, 5/15/29		10,000	9,770
3.150%, 6/15/30		20,000	18,675
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29 (x)		50,000	48,345

			6,017,514

Total Financials			87,080,788

Health Care (1.6%)
Biotechnology (0.2%)
AbbVie, Inc.
4.800%, 3/15/27		65,000	65,595
4.800%, 3/15/29		60,000	61,111
5.050%, 3/15/34		75,000	76,372
4.550%, 3/15/35		100,000	96,985
Amgen, Inc.
5.150%, 3/2/28		50,000	50,991
2.450%, 2/21/30		200,000	182,745
5.250%, 3/2/33		195,000	199,405
2.770%, 9/1/53		17,000	10,003
4.400%, 2/22/62		165,000	128,548
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30		900,000	779,315

			1,651,070

Health Care Equipment & Supplies (0.1%)
Abbott Laboratories
3.750%, 11/30/26		28,000	27,923
Baxter International, Inc.
1.915%, 2/1/27		100,000	96,239
Becton Dickinson & Co.
3.700%, 6/6/27		33,000	32,607
4.693%, 2/13/28		40,000	40,344
2.823%, 5/20/30		35,000	32,317
4.669%, 6/6/47		17,000	14,568
GE HealthCare Technologies, Inc.
5.500%, 6/15/35		50,000	51,193
Solventum Corp.
5.400%, 3/1/29		91,000	93,613
Stryker Corp.
1.950%, 6/15/30		200,000	178,074
3.375%, 9/11/32	EUR	100,000	118,208
3.625%, 9/11/36		200,000	234,038
Zimmer Biomet Holdings, Inc.
5.500%, 2/19/35		$25,000	25,581

			944,705

Health Care Providers & Services (0.8%)
Cardinal Health, Inc.
3.410%, 6/15/27		75,000	73,803
Cencora, Inc.
3.450%, 12/15/27		50,000	48,997
Centene Corp.
4.625%, 12/15/29		700,000	679,745
Cigna Group (The)
4.375%, 10/15/28		340,000	340,275
5.000%, 5/15/29 (x)		450,000	459,551
CommonSpirit Health
5.318%, 12/1/34		600,000	601,830
CVS Health Corp.
1.300%, 8/21/27 (x)		65,000	60,836
4.300%, 3/25/28		55,000	54,708
5.000%, 1/30/29		20,000	20,274
3.250%, 8/15/29		200,000	189,984
5.125%, 7/20/45		113,000	99,836
Elevance Health, Inc.
3.650%, 12/1/27		200,000	197,361
3.600%, 3/15/51		123,000	86,633
HCA, Inc.
4.500%, 2/15/27		20,000	19,993
3.125%, 3/15/27		475,000	464,988
5.200%, 6/1/28		188,000	191,899
4.125%, 6/15/29		69,000	67,650
5.450%, 4/1/31		856,000	879,535
2.375%, 7/15/31		100,000	86,786
3.625%, 3/15/32		200,000	183,947
5.900%, 6/1/53		10,000	9,637
Humana, Inc.
1.350%, 2/3/27		25,000	23,890
3.700%, 3/23/29		20,000	19,368
McKesson Corp.
1.300%, 8/15/26		40,000	38,737
5.100%, 7/15/33		150,000	153,263
Quest Diagnostics, Inc.
4.625%, 12/15/29		400,000	403,358
UnitedHealth Group, Inc.
3.450%, 1/15/27		50,000	49,213
2.950%, 10/15/27		100,000	97,234
5.250%, 2/15/28		35,000	35,888
4.250%, 1/15/29		600,000	597,808
4.700%, 4/15/29		30,000	30,291
5.300%, 6/15/35		65,000	65,944
Universal Health Services, Inc.
5.050%, 10/15/34		35,000	33,413

			6,366,675

Life Sciences Tools & Services (0.0%)†
Agilent Technologies, Inc.
3.050%, 9/22/26		60,000	59,085
2.300%, 3/12/31		11,000	9,715

See Notes to Financial Statements.

1295

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Revvity, Inc.
3.300%, 9/15/29	$15,000	$14,200
2.250%, 9/15/31	35,000	29,931
Thermo Fisher Scientific, Inc.
4.800%, 11/21/27	20,000	20,296
1.750%, 10/15/28	35,000	32,385

		165,612

Pharmaceuticals (0.5%)
Astrazeneca Finance LLC
4.850%, 2/26/29	65,000	66,453
AstraZeneca plc
3.125%, 6/12/27	75,000	73,849
1.375%, 8/6/30	200,000	173,458
Bayer US Finance II LLC
4.250%, 12/15/25§	600,000	598,370
Bayer US Finance LLC
6.125%, 11/21/26§	300,000	304,782
6.500%, 11/21/33§	100,000	107,045
Bristol-Myers Squibb Co.
3.900%, 2/20/28	50,000	49,731
4.900%, 2/22/29	45,000	46,012
3.400%, 7/26/29	62,000	60,021
5.750%, 2/1/31	100,000	106,485
5.200%, 2/22/34 (x)	100,000	102,283
Eli Lilly & Co.
3.375%, 3/15/29	13,000	12,691
4.700%, 2/9/34	100,000	99,400
4.600%, 8/14/34	70,000	69,155
5.100%, 2/12/35	50,000	50,958
Johnson & Johnson
5.000%, 3/1/35(x)	100,000	102,303
Merck & Co., Inc.
3.400%, 3/7/29	100,000	97,294
Novartis Capital Corp.
4.200%, 9/18/34	50,000	48,065
Pfizer Investment Enterprises Pte. Ltd.
4.450%, 5/19/28	200,000	201,212
4.750%, 5/19/33	195,000	194,433
Pfizer, Inc.
3.600%, 9/15/28	25,000	24,726
1.750%, 8/18/31	108,000	93,178
2.700%, 5/28/50	29,000	17,989
Roche Holdings, Inc.
4.790%, 3/8/29§	400,000	408,370
Sanofi SA
3.625%, 6/19/28	25,000	24,692
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	50,000	49,318
Takeda Pharmaceutical Co. Ltd.
2.050%, 3/31/30	200,000	179,004
Viatris, Inc.
2.700%, 6/22/30	200,000	177,987
Zoetis, Inc.
3.000%, 9/12/27	50,000	48,752
2.000%, 5/15/30	50,000	44,845

		3,632,861

Total Health Care		12,760,923

Industrials (1.3%)
Aerospace & Defense (0.7%)
Boeing Co. (The)
2.196%, 2/4/26	400,000	393,784
2.700%, 2/1/27	475,000	461,647
5.040%, 5/1/27	100,000	100,736
3.450%, 11/1/28	425,000	409,596
5.150%, 5/1/30	100,000	101,781
5.930%, 5/1/60	320,000	302,239
7.008%, 5/1/64	65,000	71,144
Embraer Netherlands Finance BV
5.980%, 2/11/35	100,000	102,705
General Dynamics Corp.
3.625%, 4/1/30	200,000	195,152
4.950%, 8/15/35	20,000	20,061
HEICO Corp.
5.250%, 8/1/28	300,000	307,465
Howmet Aerospace, Inc.
4.850%, 10/15/31	400,000	405,445
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28	700,000	651,022
5.353%, 1/15/30	32,000	32,855
L3Harris Technologies, Inc.
5.250%, 6/1/31	136,000	140,202
Lockheed Martin Corp.
4.450%, 5/15/28	35,000	35,360
4.750%, 2/15/34	100,000	99,408
Northrop Grumman Corp.
4.030%, 10/15/47	45,000	35,807
4.950%, 3/15/53	152,000	136,513
5.200%, 6/1/54	53,000	49,448
Rolls-Royce plc
5.750%, 10/15/27§	500,000	513,411
RTX Corp.
3.125%, 5/4/27	100,000	98,077
4.125%, 11/16/28	200,000	198,990
Spirit AeroSystems, Inc.
4.600%, 6/15/28 (x)	500,000	489,085
Textron, Inc.
3.000%, 6/1/30	38,000	35,237

		5,387,170

Air Freight & Logistics (0.1%)
GXO Logistics, Inc.
6.250%, 5/6/29	400,000	417,560
United Parcel Service, Inc.
2.400%, 11/15/26	50,000	48,837
5.150%, 5/22/34	40,000	40,941

		507,338

Building Products (0.1%)
Carrier Global Corp.
2.722%, 2/15/30	250,000	232,202
CRH America Finance, Inc.
5.500%, 1/9/35	50,000	51,302
Fortune Brands Innovations, Inc.
3.250%, 9/15/29	50,000	47,330
Johnson Controls International plc
2.000%, 9/16/31	30,000	25,693
Masco Corp.
2.000%, 10/1/30	25,000	21,634

See Notes to Financial Statements.

1296

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Owens Corning
3.950%, 8/15/29	$100,000	$97,793

		475,954

Commercial Services & Supplies (0.0%)†
Cintas Corp. No. 2
3.700%, 4/1/27	100,000	99,212
RELX Capital, Inc.
4.750%, 5/20/32	20,000	20,074
Republic Services, Inc.
3.375%, 11/15/27	15,000	14,733
Waste Management, Inc.
3.150%, 11/15/27	50,000	48,947
4.150%, 4/15/32	50,000	48,858

		231,824

Electrical Equipment (0.0%)†
Emerson Electric Co.
1.800%, 10/15/27 (x)	25,000	23,782
Regal Rexnord Corp.
6.400%, 4/15/33	125,000	131,674

		155,456

Ground Transportation (0.1%)
Canadian National Railway Co.
4.375%, 9/18/34	20,000	19,206
Canadian Pacific Railway Co.
2.050%, 3/5/30	20,000	17,999
5.200%, 3/30/35	100,000	101,386
Norfolk Southern Corp.
3.800%, 8/1/28	25,000	24,709
2.300%, 5/15/31	25,000	22,150
Penske Truck Leasing Co. LP
5.350%, 3/30/29§	400,000	409,548
Ryder System, Inc.
4.950%, 9/1/29	100,000	101,614
Uber Technologies, Inc.
5.350%, 9/15/54	13,000	12,122
Union Pacific Corp.
2.375%, 5/20/31	10,000	8,968

		717,702

Industrial Conglomerates (0.0%)†
3M Co.
2.875%, 10/15/27	75,000	72,868
Honeywell International, Inc.
4.875%, 9/1/29	150,000	153,352

		226,220

Machinery (0.1%)
Caterpillar, Inc.
5.200%, 5/15/35	100,000	101,787
3.250%, 4/9/50	21,000	14,840
CNH Industrial Capital LLC
4.500%, 10/8/27	99,000	99,224
Cummins, Inc.
5.300%, 5/9/35	50,000	50,676
Daimler Truck Finance North America LLC
5.000%, 1/15/27§	400,000	403,472
Illinois Tool Works, Inc.
2.650%, 11/15/26	50,000	49,094
Ingersoll Rand, Inc.
5.700%, 8/14/33	250,000	261,299
Parker-Hannifin Corp.
3.250%, 3/1/27	100,000	98,515
Westinghouse Air Brake Technologies Corp.
5.611%, 3/11/34	15,000	15,516

		1,094,423

Passenger Airlines (0.0%)†
Southwest Airlines Co.
5.125%, 6/15/27	50,000	50,311

Professional Services (0.1%)
Automatic Data Processing, Inc.
1.700%, 5/15/28	20,000	18,801
Broadridge Financial Solutions, Inc.
2.600%, 5/1/31	100,000	89,003
Equifax, Inc.
5.100%, 6/1/28	100,000	101,895
4.800%, 9/15/29	400,000	402,549
Verisk Analytics, Inc.
4.125%, 3/15/29	25,000	24,815

		637,063

Trading Companies & Distributors (0.1%)
Air Lease Corp.
5.300%, 2/1/28	100,000	102,131
3.000%, 2/1/30	50,000	46,742
Aviation Capital Group LLC
3.500%, 11/1/27§	700,000	680,120
5.375%, 7/15/29§	200,000	203,799
GATX Corp.
3.250%, 9/15/26	50,000	49,244

		1,082,036

Transportation Infrastructure (0.0%)†
DP World Ltd.
6.850%, 7/2/37 (m)	180,000	196,369

Total Industrials		10,761,866

Information Technology (1.7%)
Communications Equipment (0.0%)†
Cisco Systems, Inc.
2.500%, 9/20/26	50,000	49,098
4.850%, 2/26/29 (x)	25,000	25,589
5.050%, 2/26/34	100,000	102,169
Juniper Networks, Inc.
2.000%, 12/10/30	8,000	6,927
Motorola Solutions, Inc.
4.600%, 2/23/28	50,000	50,328
2.750%, 5/24/31	60,000	53,768

		287,879

Electronic Equipment, Instruments & Components (0.2%)
Allegion US Holding Co., Inc.
3.550%, 10/1/27	50,000	48,982
Amphenol Corp.
2.200%, 9/15/31	60,000	52,462
Arrow Electronics, Inc.
5.150%, 8/21/29	400,000	405,800
CDW LLC
2.670%, 12/1/26	70,000	68,245
5.100%, 3/1/30	400,000	403,203
Jabil, Inc.
3.950%, 1/12/28 (x)	100,000	98,918

See Notes to Financial Statements.

1297

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Keysight Technologies, Inc.
4.600%, 4/6/27	$75,000	$75,240

		1,152,850

IT Services (0.1%)
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	10,000	10,251
DXC Technology Co.
1.800%, 9/15/26	50,000	48,251
Gartner, Inc.
3.750%, 10/1/30§	605,000	565,584
IBM International Capital Pte. Ltd.
4.900%, 2/5/34	100,000	99,618
International Business Machines Corp.
3.500%, 5/15/29	200,000	194,050

		917,754

Semiconductors & Semiconductor Equipment (0.6%)
Analog Devices, Inc.
3.450%, 6/15/27	25,000	24,739
Applied Materials, Inc.
1.750%, 6/1/30	30,000	26,639
Broadcom Corp.
3.875%, 1/15/27	100,000	99,330
Broadcom, Inc.
3.459%, 9/15/26	26,000	25,739
4.110%, 9/15/28 (x)	106,000	105,504
4.750%, 4/15/29	100,000	101,193
5.050%, 7/12/29	220,000	225,118
5.150%, 11/15/31	309,000	316,920
4.550%, 2/15/32	56,000	55,449
5.200%, 4/15/32	76,000	78,035
4.300%, 11/15/32	95,000	92,052
3.419%, 4/15/33§	369,000	333,859
4.800%, 10/15/34	83,000	81,836
3.137%, 11/15/35§	239,000	201,321
3.187%, 11/15/36§	400,000	329,162
4.926%, 5/15/37§	470,000	455,272
Foundry JV Holdco LLC
6.150%, 1/25/32§	400,000	420,648
Intel Corp.
3.750%, 8/5/27	100,000	98,594
2.450%, 11/15/29	20,000	18,242
5.125%, 2/10/30	400,000	408,319
4.150%, 8/5/32	100,000	94,662
5.200%, 2/10/33(x)	200,000	201,408
Lam Research Corp.
4.000%, 3/15/29	30,000	29,762
Micron Technology, Inc.
5.375%, 4/15/28 (x)	100,000	102,674
NVIDIA Corp.
2.000%, 6/15/31	50,000	44,328
NXP BV
3.875%, 6/18/26	700,000	695,863
4.400%, 6/1/27	40,000	40,065
2.500%, 5/11/31	113,000	99,680
QUALCOMM, Inc.
3.250%, 5/20/27	75,000	74,027
2.150%, 5/20/30	100,000	90,714
Texas Instruments, Inc.
2.250%, 9/4/29	30,000	27,811
4.900%, 3/14/33 (x)	50,000	51,114

		5,050,079

Software (0.7%)
Adobe, Inc.
5.300%, 1/17/35	100,000	104,525
AppLovin Corp.
5.125%, 12/1/29	482,000	488,165
5.375%, 12/1/31	650,000	660,062
5.500%, 12/1/34	150,000	152,086
5.950%, 12/1/54	156,000	152,244
Microsoft Corp.
2.400%, 8/8/26	100,000	98,289
3.300%, 2/6/27	100,000	98,972
3.400%, 6/15/27	10,000	9,953
1.350%, 9/15/30	35,000	30,661
Open Text Corp.
6.900%, 12/1/27§	700,000	724,661
Oracle Corp.
2.650%, 7/15/26	45,000	44,179
2.300%, 3/25/28	70,000	66,395
4.500%, 5/6/28	35,000	35,178
4.200%, 9/27/29	400,000	397,036
6.150%, 11/9/29	300,000	319,506
2.875%, 3/25/31	250,000	227,163
4.700%, 9/27/34	50,000	48,463
4.375%, 5/15/55	324,000	252,948
4.100%, 3/25/61	11,000	7,945
5.500%, 9/27/64	190,000	171,454
6.125%, 8/3/65	334,000	332,206
Roper Technologies, Inc.
3.800%, 12/15/26	30,000	29,731
1.750%, 2/15/31	200,000	171,392
Salesforce, Inc.
1.500%, 7/15/28	35,000	32,523
1.950%, 7/15/31	40,000	35,043
Synopsys, Inc.
5.000%, 4/1/32	500,000	505,732
VMware LLC
1.400%, 8/15/26	20,000	19,331
3.900%, 8/21/27	100,000	99,088
1.800%, 8/15/28 (x)	25,000	23,123

		5,338,054

Technology Hardware, Storage & Peripherals (0.1%)
Apple, Inc.
3.350%, 2/9/27	50,000	49,461
2.900%, 9/12/27 (x)	150,000	146,714
1.650%, 5/11/30	90,000	80,097
1.650%, 2/8/31	100,000	87,239
4.750%, 5/12/35	50,000	50,291
Dell International LLC
5.500%, 4/1/35	100,000	100,850
Hewlett Packard Enterprise Co.
5.250%, 7/1/28	50,000	51,145
HP, Inc.
6.100%, 4/25/35	35,000	36,151
Western Digital Corp.
2.850%, 2/1/29	30,000	27,738

		629,686

Total Information Technology		13,376,302

See Notes to Financial Statements.

1298

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Materials (0.5%)
Chemicals (0.2%)
Air Products and Chemicals, Inc.
4.600%, 2/8/29	$50,000	$50,710
4.800%, 3/3/33	50,000	50,359
Dow Chemical Co. (The)
5.150%, 2/15/34 (x)	100,000	99,897
Ecolab, Inc.
1.650%, 2/1/27	100,000	96,266
Kraton Corp.
5.000%, 7/15/27§	400,000	405,244
LYB International Finance III LLC
5.625%, 5/15/33	200,000	204,106
Orbia Advance Corp. SAB de CV
6.800%, 5/13/30§	201,000	205,925
PPG Industries, Inc.
2.800%, 8/15/29	100,000	94,039
RPM International, Inc.
4.550%, 3/1/29	25,000	24,864
Sherwin-Williams Co.(The)
3.450%, 6/1/27	75,000	73,947
Westlake Corp.
3.375%, 6/15/30	30,000	28,309

		1,333,666

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.
2.400%, 7/15/31	25,000	22,029
Series CB
2.500%, 3/15/30	35,000	32,127

		54,156

Containers & Packaging (0.1%)
Amcor Finance USA, Inc.
5.625%, 5/26/33	15,000	15,538
Amcor Flexibles North America, Inc.
2.690%, 5/25/31	35,000	31,336
5.500%, 3/17/35§	20,000	20,273
Avery Dennison Corp.
5.750%, 3/15/33	50,000	52,138
Berry Global, Inc.
1.650%, 1/15/27	11,000	10,532
5.800%, 6/15/31	156,000	164,031
Packaging Corp. of America
3.400%, 12/15/27	35,000	34,242
Sonoco Products Co.
5.000%, 9/1/34	30,000	29,093
WRKCo., Inc.
4.000%, 3/15/28	50,000	49,506

		406,689

Metals & Mining (0.2%)
Corp. Nacional del Cobre de Chile
6.440%, 1/26/36 (m)	200,000	209,456
Freeport-McMoRan, Inc.
4.625%, 8/1/30	200,000	198,408
Glencore Funding LLC
5.371%, 4/4/29§	35,000	35,863
5.186%, 4/1/30§	108,000	109,982
2.850%, 4/27/31§	104,000	93,643
2.625%, 9/23/31§	11,000	9,653
Kinross Gold Corp.
6.250%, 7/15/33	100,000	107,164
Nucor Corp.
4.300%, 5/23/27	50,000	50,158
Reliance, Inc.
2.150%, 8/15/30	600,000	530,747
Rio Tinto Finance USA plc
5.250%, 3/14/35	35,000	35,536
Vale Overseas Ltd.
3.750%, 7/8/30	100,000	94,384
6.125%, 6/12/33	100,000	104,432
6.400%, 6/28/54	208,000	203,322

		1,782,748

Paper & Forest Products (0.0%)†
Suzano Austria GmbH
3.750%, 1/15/31	100,000	93,288
3.125%, 1/15/32	145,000	127,237
Suzano International Finance BV
5.500%, 1/17/27	25,000	25,277

		245,802

Total Materials		3,823,061

Real Estate (0.8%)
Diversified REITs (0.0%)†
Digital Realty Trust LP (REIT)
5.550%, 1/15/28	50,000	51,186
GLP Capital LP (REIT)
5.750%, 6/1/28	10,000	10,234
Simon Property Group LP (REIT)
1.375%, 1/15/27	100,000	95,733
3.375%, 6/15/27	75,000	73,767
WP Carey, Inc. (REIT)
3.850%, 7/15/29	50,000	48,628

		279,548

Health Care REITs (0.0%)†
Healthpeak OP LLC (REIT)
2.125%, 12/1/28	65,000	60,259
5.250%, 12/15/32	10,000	10,142
Sabra Health Care LP (REIT)
3.900%, 10/15/29	25,000	23,720
Welltower OP LLC (REIT)
2.050%, 1/15/29	30,000	27,785

		121,906

Industrial REITs (0.1%)
Goodman US Finance Six LLC (REIT)
5.125%, 10/7/34§	400,000	398,205
Prologis LP (REIT)
2.250%, 1/15/32	50,000	43,316
4.625%, 1/15/33	100,000	99,376

		540,897

Office REITs (0.2%)
Boston Properties LP (REIT)
2.750%, 10/1/26	50,000	48,864
2.550%, 4/1/32	100,000	84,138
6.500%, 1/15/34	100,000	106,973
Brandywine Operating Partnership LP (REIT)
3.950%, 11/15/27 (x)	300,000	291,741
COPT Defense Properties LP (REIT)
2.250%, 3/15/26	600,000	590,103

See Notes to Financial Statements.

1299

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Kilroy Realty LP (REIT)
4.375%, 10/1/25	$500,000	$499,663
Piedmont Operating Partnership LP (REIT)
3.150%, 8/15/30	25,000	22,405

		1,643,887

Real Estate Management & Development (0.1%)
CBRE Services, Inc.
5.500%, 4/1/29	400,000	412,385

Residential REITs (0.1%)
American Homes 4 Rent LP (REIT)
3.625%, 4/15/32	35,000	32,278
AvalonBay Communities, Inc. (REIT)
1.900%, 12/1/28	50,000	46,365
3.300%, 6/1/29	15,000	14,474
Camden Property Trust (REIT)
4.100%, 10/15/28	10,000	9,925
Essex Portfolio LP (REIT)
4.000%, 3/1/29	25,000	24,587
Invitation Homes Operating Partnership LP (REIT)
2.300%, 11/15/28	15,000	14,033
5.500%, 8/15/33	200,000	203,009
Mid-America Apartments LP (REIT)
3.950%, 3/15/29	50,000	49,350
Store Capital LLC (REIT)
2.700%, 12/1/31	50,000	42,316
UDR, Inc. (REIT)
3.500%, 1/15/28	100,000	98,009

		534,346

Retail REITs (0.0%)†
Agree LP (REIT)
2.000%, 6/15/28	15,000	14,054
Kimco Realty OP LLC (REIT)
1.900%, 3/1/28	50,000	47,299
Realty Income Corp. (REIT)
2.100%, 3/15/28	50,000	47,308
4.850%, 3/15/30	30,000	30,514
5.625%, 10/13/32	100,000	104,576
4.900%, 7/15/33	100,000	99,567
Regency Centers LP (REIT)
2.950%, 9/15/29	25,000	23,628

		366,946

Specialized REITs (0.3%)
American Tower Corp. (REIT)
5.800%, 11/15/28	300,000	312,762
2.300%, 9/15/31	20,000	17,302
5.650%, 3/15/33	200,000	207,953
5.350%, 3/15/35	50,000	50,912
Crown Castle, Inc. (REIT)
3.700%, 6/15/26	500,000	495,418
2.900%, 3/15/27	30,000	29,167
3.650%, 9/1/27	50,000	49,104
5.000%, 1/11/28	55,000	55,518
2.100%, 4/1/31	300,000	256,949
2.500%, 7/15/31	100,000	87,074
EPR Properties (REIT)
3.600%, 11/15/31	700,000	635,898
Equinix, Inc. (REIT)
1.800%, 7/15/27	20,000	19,049
3.200%, 11/18/29	25,000	23,723
Extra Space Storage LP (REIT)
3.875%, 12/15/27	25,000	24,698
5.500%, 7/1/30	100,000	103,682
Public Storage Operating Co. (REIT)
5.125%, 1/15/29	100,000	102,961
3.385%, 5/1/29	15,000	14,528

		2,486,698

Total Real Estate		6,386,613

Utilities (3.9%)
Electric Utilities (3.2%)
AEP Texas, Inc.
4.700%, 5/15/32	239,000	234,805
Series I
2.100%, 7/1/30	124,000	109,772
AEP Transmission Co. LLC
5.375%, 6/15/35	56,000	57,103
3.150%, 9/15/49	183,000	121,331
Alabama Power Co.
6.125%, 5/15/38	22,000	23,668
3.750%, 3/1/45	54,000	42,054
4.300%, 1/2/46	12,000	10,018
Series 20-A
1.450%, 9/15/30	50,000	43,241
American Electric Power Co., Inc.
3.200%, 11/13/27	25,000	24,387
5.200%, 1/15/29	65,000	66,576
2.300%, 3/1/30	25,000	22,548
Appalachian Power Co.
Series AA
2.700%, 4/1/31	700,000	628,766
Series Y
4.500%, 3/1/49	7,000	5,656
Baltimore Gas & Electric Co.
3.750%, 8/15/47	46,000	34,738
3.200%, 9/15/49	14,000	9,485
CenterPoint Energy Houston Electric LLC
5.050%, 3/1/35	6,000	5,982
Dominion Energy South Carolina, Inc.
Series 2025
5.300%, 1/15/35	60,000	61,341
DTE Electric Co.
Series A
1.900%, 4/1/28	65,000	61,305
Duke Energy Carolinas LLC
2.450%, 8/15/29	25,000	23,312
2.550%, 4/15/31	50,000	45,216
3.700%, 12/1/47	156,000	116,899
3.950%, 3/15/48	27,000	21,014
3.200%, 8/15/49	93,000	63,055
3.450%, 4/15/51	227,000	160,471
3.550%, 3/15/52	32,000	22,985
Duke Energy Corp.
2.650%, 9/1/26	75,000	73,595
3.400%, 6/15/29	30,000	28,845
2.550%, 6/15/31	25,000	22,233
3.950%, 8/15/47	39,000	29,187
3.500%, 6/15/51	29,000	19,877
5.000%, 8/15/52	156,000	136,011
5.800%, 6/15/54	461,000	449,380

See Notes to Financial Statements.

1300

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Duke Energy Florida LLC
1.750%, 6/15/30		$70,000	$61,617
3.400%, 10/1/46		19,000	13,593
3.000%, 12/15/51		59,000	37,230
Duke Energy Ohio, Inc.
2.125%, 6/1/30		412,000	371,092
5.550%, 3/15/54		22,000	21,341
Duke Energy Progress LLC
3.450%, 3/15/29		70,000	68,044
5.050%, 3/15/35		45,000	45,158
3.700%, 10/15/46		166,000	124,962
2.500%, 8/15/50		397,000	230,836
5.350%, 3/15/53		174,000	164,765
Edison International
6.950%, 11/15/29		600,000	622,154
6.250%, 3/15/30		24,000	24,284
Enel Finance International NV
2.500%, 7/12/31 (e)§		600,000	525,820
5.000%, 6/15/32§		600,000	599,742
Entergy Louisiana LLC
5.350%, 3/15/34		100,000	102,359
EPH Financing International A/S
6.651%, 11/13/28 (m)	EUR	400,000	509,807
Eversource Energy
5.500%, 1/1/34		$100,000	101,502
Series M
3.300%, 1/15/28		150,000	145,949
Exelon Corp.
4.050%, 4/15/30		200,000	196,556
FirstEnergy Corp.
2.650%, 3/1/30		1,579,000	1,447,135
Series B
3.900%, 7/15/27 (e)		1,082,000	1,069,905
Series C
4.850%, 7/15/47 (e)		117,000	98,631
3.400%, 3/1/50		328,000	221,665
FirstEnergy Pennsylvania Electric Co.
3.250%, 3/15/28§		500,000	483,902
5.200%, 4/1/28§		200,000	203,860
FirstEnergy Transmission LLC
5.000%, 1/15/35		483,000	476,375
4.550%, 4/1/49§		347,000	291,553
Florida Power & Light Co.
5.050%, 4/1/28		300,000	307,075
4.800%, 5/15/33		100,000	100,098
3.990%, 3/1/49		69,000	54,192
3.150%, 10/1/49		125,000	84,206
2.875%, 12/4/51		89,000	56,073
5.800%, 3/15/65		40,000	40,467
Fortis, Inc.
3.055%, 10/4/26		75,000	73,668
Georgia Power Co.
5.004%, 2/23/27		400,000	405,324
4.850%, 3/15/31		59,000	60,272
4.700%, 5/15/32		423,000	422,388
Series A
3.250%, 3/15/51		12,000	8,176
Series B
3.700%, 1/30/50		133,000	98,689
Indiana Michigan Power Co.
3.850%, 5/15/28		25,000	24,714
IPALCO Enterprises, Inc.
4.250%, 5/1/30		600,000	576,571
ITC Holdings Corp.
3.350%, 11/15/27		25,000	24,414
Jersey Central Power & Light Co.
Series WI*
5.100%, 1/15/35		32,000	31,742
Johnsonville Aeroderivative Combustion Turbine Generation LLC
5.078%, 10/1/54		4,969	4,744
MidAmerican Energy Co.
3.650%, 4/15/29		100,000	97,978
3.150%, 4/15/50		85,000	57,145
MVM Energetika Zrt.
6.500%, 3/13/31 (m)		200,000	207,125
NextEra Energy Capital Holdings, Inc.
3.550%, 5/1/27		25,000	24,650
4.625%, 7/15/27		100,000	100,632
2.750%, 11/1/29		600,000	559,910
5.250%, 3/15/34		100,000	100,887
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.750%, 6/15/54 (k)		100,000	103,705
NRG Energy, Inc.
4.450%, 6/15/29§		137,000	134,698
7.000%, 3/15/33 (x)§		724,000	793,188
Ohio Edison Co.
4.950%, 12/15/29§		13,000	13,163
Ohio Power Co.
Series P
2.600%, 4/1/30		129,000	118,659
Series Q
1.625%, 1/15/31		322,000	272,900
Oklahoma Gas & Electric Co.
3.250%, 4/1/30		200,000	189,636
Oncor Electric Delivery Co. LLC
3.700%, 11/15/28		25,000	24,559
Pacific Gas and Electric Co.
3.150%, 1/1/26		150,000	148,662
2.950%, 3/1/26		500,000	493,472
5.550%, 5/15/29		270,000	273,696
3.250%, 6/1/31		900,000	805,953
6.400%, 6/15/33		879,000	914,531
4.500%, 7/1/40		35,000	28,992
3.750%, 8/15/42 (e)		13,000	9,325
4.750%, 2/15/44		12,000	9,736
4.950%, 7/1/50		107,000	86,036
3.500%, 8/1/50		621,000	396,189
5.250%, 3/1/52		17,000	14,131
6.750%, 1/15/53		166,000	166,112
5.900%, 10/1/54		43,000	38,840
PacifiCorp
5.100%, 2/15/29		400,000	407,323
PECO Energy Co.
3.050%, 3/15/51		65,000	42,266
2.850%, 9/15/51		93,000	58,307
5.250%, 9/15/54		52,000	49,080
Pinnacle West Capital Corp.
5.150%, 5/15/30		278,000	284,235
PPL Capital Funding, Inc.
5.250%, 9/1/34		6,000	6,032
Public Service Electric & Gas Co.
3.200%, 5/15/29		100,000	96,624

See Notes to Financial Statements.

1301

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Series Q
5.050%, 3/1/35		$45,000	$45,422
Southern California Edison Co.
5.300%, 3/1/28		600,000	607,829
2.850%, 8/1/29		40,000	36,911
2.250%, 6/1/30		38,000	33,399
Series G
2.500%, 6/1/31		50,000	43,287
Southern Co. (The)
3.250%, 7/1/26		100,000	98,918
5.113%, 8/1/27 (e)		100,000	101,442
5.700%, 10/15/32		430,000	451,045
Series A
3.700%, 4/30/30 (x)		600,000	579,289
Swepco Storm Recovery Funding LLC
4.880%, 9/1/39		400,000	397,610
System Energy Resources, Inc.
5.300%, 12/15/34		444,000	438,826
Union Electric Co.
2.950%, 3/15/30		250,000	235,323
Virginia Electric and Power Co.
2.300%, 11/15/31		100,000	87,256
5.050%, 8/15/34		40,000	40,015
Virginia Power Fuel Securitization LLC
Series A-1
5.088%, 5/1/27		267,458	269,129
Vistra Operations Co. LLC
6.000%, 4/15/34§		489,000	506,005
5.700%, 12/30/34§		610,000	620,014
Wisconsin Power & Light Co.
3.050%, 10/15/27		75,000	72,912
Xcel Energy, Inc.
5.450%, 8/15/33		250,000	254,442

			25,454,957

Gas Utilities (0.2%)
Atmos Energy Corp.
5.450%, 10/15/32		30,000	31,346
CenterPoint Energy Resources Corp.
5.250%, 3/1/28		50,000	51,183
4.400%, 7/1/32		15,000	14,574
5.400%, 7/1/34		50,000	50,790
National Fuel Gas Co.
3.950%, 9/15/27		50,000	49,252
2.950%, 3/1/31		700,000	624,410
ONE Gas, Inc.
5.100%, 4/1/29		25,000	25,525
Piedmont Natural Gas Co., Inc.
2.500%, 3/15/31		96,000	85,214
Southern California Gas Co.
2.950%, 4/15/27		700,000	685,411
Series XX
2.550%, 2/1/30		200,000	183,677

			1,801,382

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)
5.450%, 6/1/28		100,000	102,058
Constellation Energy Generation LLC
5.600%, 3/1/28		330,000	340,896

			442,954

Multi-Utilities (0.4%)
Abu Dhabi National Energy Co. PJSC
4.375%, 10/9/31§		400,000	392,500
Ameren Corp.
5.000%, 1/15/29		400,000	406,519
Consolidated Edison Co. of New York, Inc.
Series B
3.125%, 11/15/27		25,000	24,443
Consumers Energy Co.
4.650%, 3/1/28		50,000	50,580
5.050%, 5/15/35		97,000	97,680
Dominion Energy, Inc.
5.450%, 3/15/35		8,000	8,057
Series B
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.000%, 6/1/54 (k)		62,000	66,340
Series C
2.250%, 8/15/31		45,000	39,260
DTE Energy Co.
5.100%, 3/1/29		400,000	408,519
National Grid plc
5.602%, 6/12/28		300,000	309,639
5.418%, 1/11/34		100,000	102,306
NiSource, Inc.
3.490%, 5/15/27		17,000	16,739
5.400%, 6/30/33		7,000	7,168
5.350%, 4/1/34		100,000	101,191
Public Service Enterprise Group, Inc.
5.200%, 4/1/29		400,000	410,685
6.125%, 10/15/33		200,000	212,780
San Diego Gas & Electric Co.
Series RRR
3.750%, 6/1/47		9,000	6,652
WEC Energy Group, Inc.
1.375%, 10/15/27		500,000	468,443
2.200%, 12/15/28		100,000	93,060

			3,222,561

Water Utilities (0.0%)†
American Water Capital Corp.
2.300%, 6/1/31		100,000	87,764
Essential Utilities, Inc.
2.704%, 4/15/30		200,000	183,924

			271,688

Total Utilities			31,193,542

Total Corporate Bonds			221,204,665

Foreign Government Securities (1.9%)
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	1,200,000	348,965
Canada Government Bond
4.000%, 3/18/30		$100,000	100,714
Export Development Canada
3.875%, 2/14/28 (x)		150,000	150,362
4.750%, 6/5/34		60,000	61,920
Federative Republic of Brazil
6.125%, 3/15/34		400,000	396,200

See Notes to Financial Statements.

1302

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
Japan Bank for International Cooperation
2.250%, 11/4/26		$50,000	$48,810
3.500%, 10/31/28		200,000	197,397
Japan Government Bond
2.000%, 12/20/44	JPY	100,000,000	656,768
2.300%, 12/20/54		70,000,000	436,289
2.200%, 3/20/64		44,000,000	245,248
Japan International Cooperation Agency
2.750%, 4/27/27		$600,000	584,164
Kingdom of Saudi Arabia
3.625%, 3/4/28 (m)		500,000	490,315
4.750%, 1/16/30§		400,000	403,600
Oriental Republic of Uruguay
4.375%, 10/27/27		112,363	112,633
5.100%, 6/18/50		77,594	71,549
Province of Alberta
1.300%, 7/22/30		250,000	218,501
Province of British Columbia
0.900%, 7/20/26		250,000	241,989
4.200%, 7/6/33		150,000	146,565
Province of Manitoba
4.900%, 5/31/34		60,000	61,065
Province of Ontario
3.100%, 5/19/27		250,000	245,555
1.800%, 10/14/31		100,000	86,485
5.050%, 4/24/34		100,000	103,488
3.800%, 12/2/34	CAD	300,000	220,326
Province of Quebec
2.750%, 4/12/27		$50,000	48,885
3.625%, 4/13/28		100,000	99,339
4.500%, 4/3/29		250,000	254,026
Republic of Indonesia
2.850%, 2/14/30		200,000	187,100
5.600%, 1/15/35		100,000	104,400
3.050%, 3/12/51		200,000	131,500
Republic of Korea
1.750%, 10/15/31		200,000	174,246
Republic of Panama
3.298%, 1/19/33		200,000	163,400
4.500%, 4/1/56		200,000	129,561
Republic of Peru
2.783%, 1/23/31		70,000	62,720
6.950%, 8/12/31 (m)	PEN	800,000	244,612
6.150%, 8/12/32§		1,300,000	378,045
3.000%, 1/15/34		$200,000	168,100
3.550%, 3/10/51		117,000	80,613
Republic of Philippines
2.457%, 5/5/30		200,000	182,500
5.250%, 5/14/34		100,000	101,875
3.200%, 7/6/46		200,000	140,544
Republic of Poland
5.500%, 11/16/27		25,000	25,772
4.625%, 3/18/29		200,000	202,750
Republic of Serbia
1.000%, 9/23/28§	EUR	700,000	757,985
Republic of South Africa
7.100%, 11/19/36§		$400,000	395,900
Romania Government Bond
2.000%, 4/14/33 (m)	EUR	800,000	722,375
State of Israel Government Bond
5.500%, 3/12/34		$400,000	404,250
State of Qatar
5.103%, 4/23/48§		500,000	470,000
Titulos de Tesoreria
6.250%, 7/9/36	COP	1,807,500,000	285,200
U.K. Treasury Bonds
4.375%, 7/31/54 (m)	GBP	855,000	1,016,774
United Mexican States
3.750%, 1/11/28		$200,000	197,000
5.000%, 5/7/29		200,000	201,400
3.250%, 4/16/30		200,000	184,600
3.500%, 2/12/34		254,000	214,376
6.350%, 2/9/35		434,000	444,850
6.875%, 5/13/37		938,000	975,051
4.500%, 1/31/50		400,000	292,400

Total Foreign Government Securities			15,071,057

Mortgage-Backed Securities (28.2%)
FHLMC
3.000%, 9/1/27		1,952	1,919
4.170%, 4/1/28		300,000	300,850
4.380%, 5/1/28		800,000	803,721
3.000%, 7/1/28		1,359	1,333
2.500%, 1/1/29		4,853	4,750
3.000%, 1/1/30		5,928	5,804
2.500%, 3/1/30		5,719	5,555
2.500%, 5/1/30		14,694	14,266
3.000%, 5/1/30		10,691	10,460
3.000%, 6/1/30		21,537	21,078
2.500%, 7/1/30		5,204	5,050
3.000%, 7/1/30		11,796	11,545
2.500%, 8/1/30		18,059	17,516
3.000%, 8/1/30		3,508	3,430
2.500%, 9/1/30		22,691	21,995
2.500%, 4/1/31		22,400	21,688
3.500%, 4/1/31		411	406
6.981%, 11/1/31 (l)		392	398
3.000%, 10/1/32		1,820	1,766
3.000%, 11/1/32		2,577	2,500
3.000%, 12/1/32		1,861	1,806
5.500%, 2/1/35		3,016	3,109
4.500%, 2/1/39		6,654	6,613
4.500%, 12/1/39		3,045	3,021
4.000%, 8/1/40		3,426	3,315
4.000%, 9/1/40		7,618	7,396
4.000%, 4/1/41		154	149
4.500%, 5/1/41		13,839	13,713
5.500%, 6/1/41		12,898	13,365
5.000%, 11/1/41		28,239	28,602
3.500%, 4/1/42		27,091	25,526
3.500%, 8/1/42		20,675	19,456
3.500%, 10/1/42		1,224	1,160
3.000%, 3/1/43		18,371	16,735
3.500%, 6/1/43		11,805	11,010
3.500%, 7/1/43		3,207	3,012
4.500%, 9/1/43		23,199	22,900
4.500%, 11/1/43		4,631	4,571
4.500%, 12/1/43		17,781	17,598
3.500%, 1/1/44		6,415	6,017
4.000%, 4/1/44		13,986	13,491
3.500%, 6/1/44		4,786	4,502

See Notes to Financial Statements.

1303

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 7/1/44	$3,405	$3,284
3.000%, 1/1/45	922,995	829,191
3.000%, 7/1/45	489,169	437,336
3.500%, 9/1/45	2,332	2,172
4.000%, 9/1/45	16,862	16,164
4.000%, 12/1/45	6,664	6,382
3.000%, 12/1/46	112,434	100,924
3.500%, 3/1/47	26,021	24,168
4.500%, 4/1/47	43,362	42,669
4.500%, 5/1/47	16,315	15,993
4.500%, 7/1/47	57,449	56,310
3.500%, 10/1/47	34,779	32,226
3.500%, 12/1/47	29,674	27,496
3.500%, 1/1/48	10,477	9,682
4.500%, 7/1/48	137,662	134,945
4.500%, 8/1/48	241,893	236,878
5.000%, 11/1/48	6,043	6,059
4.500%, 4/1/49	26,251	25,643
3.000%, 4/1/50	1,125,578	969,844
FHLMC UMBS
3.500%, 1/1/34	27,654	27,016
3.500%, 5/1/35	98,607	96,480
2.000%, 9/1/35	46,217	42,612
2.000%, 1/1/36	95,618	88,668
2.000%, 2/1/36	78,637	72,504
2.000%, 3/1/36	18,893	17,419
1.500%, 4/1/36	204,088	183,825
1.500%, 5/1/36	40,431	36,426
2.000%, 5/1/36	109,851	101,763
2.000%, 3/1/37	273,063	251,934
2.000%, 4/1/37	34,504	31,726
3.000%, 9/1/37	3,721	3,517
3.000%, 6/1/38	72,308	68,902
2.500%, 3/1/41	1,785,782	1,587,050
2.000%, 3/1/42	54,915	46,824
4.000%, 1/1/45	216,630	209,309
4.000%, 9/1/45	216,420	209,095
3.500%, 3/1/46	94,474	88,466
3.500%, 9/1/46	30,889	28,546
4.000%, 7/1/47	45,863	43,607
3.500%, 1/1/48	20,239	18,558
4.000%, 4/1/48	155,463	148,711
4.000%, 6/1/48	4,355	4,165
4.000%, 8/1/48	41,411	39,582
4.500%, 1/1/49	40,320	39,121
4.000%, 5/1/49	4,799	4,554
3.500%, 1/1/50	22,671	20,724
4.000%, 3/1/50	70,082	66,219
3.500%, 6/1/50	58,551	53,469
4.000%, 6/1/50	76,473	72,186
2.500%, 7/1/50	37,096	31,292
3.000%, 7/1/50	15,720	13,909
4.000%, 7/1/50	77,978	73,704
1.500%, 8/1/50	68,608	51,856
2.000%, 8/1/50	21,074	16,977
2.500%, 8/1/50	3,413,276	2,889,888
3.000%, 8/1/50	932,177	822,759
2.000%, 9/1/50	57,135	45,722
3.000%, 9/1/50	271,571	240,786
1.500%, 10/1/50	172,340	130,261
2.000%, 11/1/50	39,963	32,280
2.500%, 2/1/51	286,615	243,382
2.000%, 3/1/51	420,214	335,486
2.000%, 4/1/51	150,000	121,303
2.000%, 5/1/51	72,355	58,422
2.500%, 5/1/51	841,038	712,493
3.000%, 6/1/51	1,424,890	1,244,220
2.000%, 7/1/51	274,315	222,262
3.000%, 7/1/51	89,051	78,455
2.000%, 9/1/51	98,088	78,790
2.000%, 10/1/51	277,441	221,674
3.000%, 10/1/51	87,808	77,086
2.500%, 11/1/51	732,831	619,697
2.000%, 12/1/51	201,733	162,791
2.500%, 12/1/51	354,970	299,652
2.000%, 1/1/52	1,077,911	870,131
2.500%, 1/1/52	924,580	778,797
2.000%, 2/1/52	28,452	22,725
3.000%, 2/1/52	65,514	57,760
3.000%, 3/1/52	2,918,871	2,567,925
3.500%, 4/1/52	260,553	235,169
4.000%, 6/1/52	26,876	25,386
5.000%, 6/1/52	3,030	3,003
4.500%, 7/1/52	80,913	77,730
5.000%, 7/1/52	49,591	49,369
3.000%, 8/1/52	80,986	71,097
4.000%, 8/1/52	681,229	636,226
4.500%, 8/1/52	23,009	22,103
5.000%, 8/1/52	118,227	117,182
5.000%, 9/1/52	35,685	35,169
4.000%, 10/1/52	182,825	170,405
5.000%, 10/1/52	14,143	14,012
6.000%, 10/1/52	26,604	27,340
5.000%, 11/1/52	39,383	39,008
5.000%, 12/1/52	177,463	175,739
5.000%, 1/1/53	52,423	51,889
5.500%, 1/1/53	84,637	85,107
6.000%, 1/1/53	70,931	72,469
5.000%, 2/1/53	22,075	21,850
6.000%, 2/1/53	40,285	41,159
5.500%, 3/1/53	109,294	110,283
6.000%, 3/1/53	24,731	25,267
6.000%, 4/1/53	40,833	41,904
5.000%, 5/1/53	443,888	436,740
5.500%, 5/1/53	242,494	244,607
6.000%, 5/1/53	147,661	151,646
5.000%, 6/1/53	317,467	312,156
6.000%, 6/1/53	87,576	89,939
5.500%, 8/1/53	20,784	20,855
5.000%, 9/1/53	199,324	195,865
6.500%, 11/1/53	39,850	41,444
6.000%, 4/1/54	3,652,349	3,761,193
5.500%, 12/1/54	252,581	254,157
FNMA
6.489%, 1/1/28 (l)	414	417
5.790%, 1/1/29	2,334,000	2,422,230
5.810%, 6/1/31	1,062,000	1,115,253
2.630%, 4/1/32	2,519,000	2,242,597
3.300%, 7/1/32	4,934,970	4,610,220
4.217%, 3/1/33 (l)	2,826	2,756
6.842%, 1/1/36 (l)	6,604	6,792
6.000%, 7/1/39	5,350	5,533
6.920%, 12/1/40 (l)	388	392
4.000%, 1/1/41	3,245	3,125

See Notes to Financial Statements.

1304

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 12/1/44	$223,842	$205,602
3.500%, 2/1/45	400,241	367,627
3.000%, 4/1/45	272,015	237,354
FNMA UMBS
2.500%, 9/1/27	2,928	2,876
2.500%, 4/1/28	1,087	1,063
2.500%, 8/1/28	3,510	3,428
3.500%, 3/1/29	4,388	4,337
3.000%, 4/1/29	7,163	7,020
3.000%, 5/1/29	8,397	8,226
3.000%, 6/1/29	8,320	8,150
3.000%, 9/1/29	7,464	7,308
3.000%, 10/1/29	4,500	4,404
3.000%, 1/1/30	38,554	37,724
2.500%, 2/1/30	1,868	1,819
3.000%, 3/1/30	8,733	8,543
2.500%, 4/1/30	4,368	4,241
3.000%, 4/1/30	7,066	6,913
2.500%, 5/1/30	2,206	2,140
3.000%, 5/1/30	3,804	3,721
2.500%, 7/1/30	8,437	8,179
3.000%, 7/1/30	17,357	16,957
2.500%, 8/1/30	23,444	22,746
3.000%, 8/1/30	36,554	35,718
3.500%, 8/1/30	5,848	5,771
2.500%, 9/1/30	14,391	13,930
3.000%, 9/1/30	17,030	16,637
2.500%, 11/1/30	26,366	25,517
2.500%, 3/1/31	1,885	1,845
3.000%, 3/1/31	2,577	2,512
2.500%, 6/1/31	8,956	8,642
2.500%, 7/1/31	6,135	5,910
2.500%, 8/1/31	737	711
3.000%, 8/1/31	38,621	37,661
4.000%, 8/1/31	2,386	2,376
3.000%, 9/1/31	6,353	6,197
2.000%, 10/1/31	2,567	2,443
2.500%, 10/1/31	50,146	48,285
2.000%, 11/1/31	34,408	32,754
2.500%, 11/1/31	21,853	21,035
2.000%, 12/1/31	3,688	3,508
2.500%, 2/1/32	1,489	1,433
2.000%, 3/1/32	25,439	24,183
2.500%, 3/1/32	6,503	6,249
3.500%, 4/1/32	62,607	61,762
3.500%, 5/1/32	46,171	45,591
3.000%, 6/1/32	12,663	12,305
2.500%, 8/1/32	35,598	34,235
3.000%, 9/1/32	9,978	9,727
2.500%, 2/1/33	57,042	55,218
4.000%, 10/1/33	12,273	12,255
6.000%, 2/1/34	8,076	8,408
5.500%, 5/1/34	36,218	37,248
6.000%, 8/1/34	4,453	4,644
3.000%, 9/1/34	613,100	585,985
3.500%, 12/1/34	457,596	444,933
2.500%, 2/1/35	316,032	305,073
5.000%, 2/1/35	38,304	38,717
5.500%, 2/1/35	18,030	18,539
6.000%, 4/1/35	71,106	73,943
3.000%, 8/1/35	46,031	44,242
5.000%, 9/1/35	2,380	2,404
2.500%, 10/1/35	92,377	87,020
2.500%, 12/1/35	316,540	297,234
3.000%, 12/1/35	41,913	40,258
5.500%, 12/1/35	12,869	13,263
4.000%, 1/1/36	20,312	19,838
2.000%, 2/1/36	22,077	20,321
1.500%, 3/1/36	22,198	20,006
2.000%, 3/1/36	45,806	42,191
2.000%, 4/1/36	37,464	34,729
1.500%, 5/1/36	36,655	33,047
2.000%, 5/1/36	256,916	238,002
3.000%, 5/1/36	22,799	21,886
1.500%, 6/1/36	128,621	115,839
2.000%, 7/1/36	42,854	39,512
3.000%, 10/1/36	1,558	1,480
2.000%, 11/1/36	19,589	18,068
3.000%, 11/1/36	16,377	15,559
1.500%, 12/1/36	84,092	75,289
3.000%, 12/1/36	27,357	25,991
2.000%, 1/1/37	19,085	17,602
1.500%, 2/1/37	37,826	34,079
2.000%, 2/1/37	135,305	124,770
2.000%, 3/1/37	90,174	82,759
2.000%, 4/1/37	58,955	54,301
6.000%, 2/1/38	3,246	3,419
6.000%, 3/1/38	1,469	1,546
6.000%, 5/1/38	3,905	4,113
6.000%, 10/1/38	1,134	1,191
6.000%, 12/1/38	1,770	1,863
5.500%, 1/1/39	8,130	8,420
4.500%, 7/1/39	84,844	84,083
5.500%, 9/1/39	13,248	13,703
5.500%, 12/1/39	11,560	11,968
5.500%, 3/1/40	1,161	1,201
6.500%, 5/1/40	31,255	33,274
4.500%, 7/1/40	8,451	8,370
4.000%, 9/1/40	14,113	13,690
2.000%, 12/1/40	76,522	65,644
4.000%, 12/1/40	235,175	227,246
5.500%, 4/1/41	2,433	2,517
4.500%, 5/1/41	740	732
4.500%, 7/1/41	1,352	1,338
5.000%, 7/1/41	43,936	44,442
5.000%, 8/1/41	999	1,010
4.500%, 9/1/41	7,232	7,158
4.500%, 10/1/41	2,943	2,913
1.500%, 11/1/41	1,240,122	1,023,078
1.500%, 12/1/41	629,039	518,558
3.500%, 1/1/42	12,965	12,204
4.000%, 1/1/42	24,565	23,683
2.000%, 2/1/42	374,848	319,962
2.000%, 3/1/42	426,546	363,846
2.000%, 4/1/42	50,146	42,762
3.500%, 4/1/42	5,672	5,322
3.500%, 5/1/42	559	525
4.000%, 5/1/42	27,349	26,339
3.500%, 6/1/42	1,442	1,352
3.500%, 7/1/42	2,000	1,872
2.000%, 8/1/42	182,477	155,989
4.500%, 8/1/42	6,995	6,923
4.500%, 9/1/42	9,557	9,470
3.000%, 3/1/43	91,824	83,331

See Notes to Financial Statements.

1305

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 4/1/43	$53,187	$48,216
3.000%, 5/1/43	42,677	38,830
3.000%, 6/1/43	21,292	19,428
4.500%, 9/1/43	12,259	12,081
4.500%, 11/1/43	60,819	60,032
4.500%, 12/1/43	11,409	11,255
5.000%, 12/1/43	73,848	74,696
4.500%, 1/1/44	10,819	10,663
4.500%, 6/1/44	86,849	85,515
3.000%, 10/1/44	791,362	717,352
5.500%, 12/1/44	2,853,135	2,889,663
3.500%, 2/1/45	131,478	123,255
4.500%, 7/1/45	26,234	25,798
4.500%, 11/1/45	44,561	43,806
4.500%, 12/1/45	19,720	19,449
3.000%, 6/1/46	9,131	8,196
4.500%, 7/1/46	81,164	80,070
3.000%, 8/1/46	1,203	1,081
3.000%, 9/1/46	21,312	19,119
3.000%, 11/1/46	1,920	1,721
3.500%, 11/1/46	6,735	6,216
4.000%, 11/1/46	12,910	12,243
3.000%, 12/1/46	949,910	845,653
2.500%, 2/1/47	771,548	662,643
3.000%, 2/1/47	41,146	36,893
4.000%, 3/1/47	742,043	694,414
3.000%, 4/1/47	958,044	852,435
3.500%, 5/1/47	26,302	24,315
4.000%, 6/1/47	45,603	43,204
4.000%, 8/1/47	22,728	21,610
4.000%, 9/1/47	1,684	1,594
4.000%, 10/1/47	20,242	19,158
4.500%, 10/1/47	5,869	5,746
3.500%, 11/1/47	33,486	30,788
4.500%, 11/1/47	51,222	50,117
3.500%, 12/1/47	33,563	30,859
3.500%, 1/1/48	53,737	49,493
4.000%, 1/1/48	20,263	19,159
4.500%, 1/1/48	49,219	48,124
3.500%, 2/1/48	15,298	14,027
3.500%, 3/1/48	110,977	101,761
3.500%, 4/1/48	5,806	5,400
4.000%, 4/1/48	2,997	2,833
4.500%, 4/1/48	19,420	19,086
4.000%, 5/1/48	3,545	3,352
4.500%, 5/1/48	347,057	340,117
3.500%, 6/1/48	562,986	516,230
4.000%, 6/1/48	2,515	2,376
4.000%, 7/1/48	2,482	2,344
4.500%, 7/1/48	375,251	364,662
4.000%, 8/1/48	33,288	31,632
4.500%, 8/1/48	41,410	40,515
5.000%, 8/1/48	3,220	3,225
4.000%, 9/1/48	15,971	15,086
5.000%, 9/1/48	10,036	10,050
4.000%, 10/1/48	7,207	6,807
4.500%, 11/1/48	31,572	30,801
4.000%, 1/1/49	66,669	63,473
4.500%, 2/1/49	120,705	117,908
4.500%, 5/1/49	245,441	240,597
5.000%, 5/1/49	30,081	30,123
3.500%, 6/1/49	731,676	672,740
4.000%, 9/1/49	67,039	63,281
4.500%, 9/1/49	7,891	7,653
4.000%, 3/1/50	27,291	25,701
4.000%, 5/1/50	26,933	25,407
4.000%, 6/1/50	60,878	57,294
2.500%, 7/1/50	806,716	683,375
2.000%, 8/1/50	3,103,259	2,483,430
2.500%, 8/1/50	467,592	395,746
3.000%, 8/1/50	163,904	144,300
2.000%, 9/1/50	127,410	101,960
4.000%, 9/1/50	86,273	81,557
1.500%, 10/1/50	179,123	135,388
2.000%, 10/1/50	172,722	138,220
2.500%, 10/1/50	1,193,008	1,009,700
1.500%, 11/1/50	155,967	117,886
2.000%, 11/1/50	22,994	18,380
2.500%, 11/1/50	146,082	124,047
2.000%, 12/1/50	142,178	114,606
2.000%, 1/1/51	165,889	132,596
3.500%, 1/1/51	688,206	626,964
4.000%, 1/1/51	210,696	198,943
2.000%, 2/1/51	217,292	173,479
1.500%, 3/1/51	210,628	158,740
2.000%, 3/1/51	111,233	89,657
4.000%, 3/1/51	97,145	91,638
2.000%, 4/1/51	224,727	181,366
3.000%, 6/1/51	1,761,668	1,542,149
2.000%, 8/1/51	1,193,030	950,878
2.500%, 9/1/51	2,046,686	1,728,377
3.500%, 9/1/51	1,382,493	1,255,689
2.000%, 11/1/51	938,614	753,828
2.500%, 11/1/51	544,871	456,462
3.000%, 11/1/51	199,024	174,224
2.000%, 12/1/51	413,727	332,988
3.000%, 12/1/51	87,266	76,664
3.500%, 12/1/51	3,364,434	3,077,660
2.000%, 1/1/52	451,329	364,642
2.500%, 1/1/52	1,111,797	939,965
2.000%, 2/1/52	914,977	734,079
2.500%, 2/1/52	225,042	190,597
2.000%, 3/1/52	649,379	522,507
3.000%, 3/1/52	185,340	162,708
3.000%, 4/1/52	43,795	38,516
4.000%, 4/1/52	36,717	34,544
3.000%, 5/1/52	70,382	61,655
4.000%, 6/1/52	79,675	74,910
4.500%, 7/1/52	12,508	12,016
5.000%, 7/1/52	106,376	105,740
4.500%, 8/1/52	3,396,123	3,262,507
4.000%, 10/1/52	79,090	74,558
4.000%, 12/1/52	192,762	179,546
5.000%, 1/1/53	166,866	164,814
5.500%, 1/1/53	122,007	122,900
6.000%, 1/1/53	95,041	97,101
5.000%, 3/1/53	149,932	147,611
5.000%, 4/1/53	930,608	916,404
6.000%, 4/1/53	53,738	55,205
4.500%, 5/1/53	429,739	413,470
5.000%, 5/1/53	3,065,742	3,011,581
5.500%, 5/1/53	318,408	320,800
6.000%, 5/1/53	176,146	180,548
5.500%, 6/1/53	88,076	88,818

See Notes to Financial Statements.

1306

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 7/1/53	$528,092	$521,896
6.000%, 7/1/53	146,408	150,359
6.000%, 8/1/53	294,067	300,257
6.500%, 8/1/53	131,199	136,612
6.500%, 9/1/53	34,741	36,131
6.500%, 10/1/53	93,025	96,746
6.500%, 2/1/54	204,041	211,980
5.500%, 3/1/54	1,821,388	1,843,569
6.500%, 6/1/54	217,870	225,427
5.500%, 8/1/54	3,335,829	3,374,844
6.500%, 8/1/54	143,724	149,074
FNMA/FHLMC UMBS, 15 Year, Single Family
4.000%, 7/25/40 TBA	66,000	64,572
4.500%, 7/25/40 TBA	306,000	304,159
FNMA/FHLMC UMBS, 30 Year, Single Family
3.500%, 7/25/55 TBA	17,029,000	15,339,403
4.000%, 7/25/55 TBA	348,000	323,749
5.000%, 7/25/55 TBA	2,728,000	2,674,506
5.500%, 7/25/55 TBA	12,260,000	12,259,042
6.000%, 7/25/55 TBA	11,401,000	11,587,157
6.500%, 7/25/55 TBA	56,000	57,807
2.500%, 8/25/55 TBA	2,200,000	1,826,687
3.000%, 8/25/55 TBA	20,700,000	17,921,671
3.500%, 8/25/55 TBA	200,000	180,133
4.000%, 8/25/55 TBA	16,600,000	15,441,891
4.500%, 8/25/55 TBA	16,700,000	15,973,289
5.500%, 8/25/55 TBA	18,400,000	18,386,344
6.500%, 8/25/55 TBA	626,000	645,318
GNMA
4.625%, 7/20/27 (l)	85	85
5.500%, 4/15/33	285	290
5.000%, 12/15/38	2,168	2,190
4.000%, 4/20/39	875	847
5.000%, 7/15/39	6,439	6,502
4.000%, 7/20/39	2,091	2,023
5.000%, 10/20/39	2,198	2,226
4.500%, 12/20/39	875	866
4.500%, 1/20/40	1,056	1,046
4.500%, 2/20/40	873	864
4.500%, 5/20/40	73	72
4.000%, 10/20/40	11,144	10,756
4.000%, 11/20/40	34,280	33,084
5.000%, 12/15/40	8,321	8,410
4.000%, 12/20/40	13,744	13,264
4.000%, 1/20/41	11,858	11,443
4.000%, 3/15/41	9,096	8,783
4.500%, 7/20/41	5,094	5,040
3.500%, 1/15/42	6,859	6,418
4.500%, 2/15/42	65,791	65,004
5.000%, 7/20/42	6,050	6,127
3.500%, 4/15/43	10,139	9,460
3.500%, 4/20/43	24,292	22,597
3.500%, 2/20/44	76,403	70,784
5.000%, 7/20/44	836	847
4.000%, 10/20/44	372	356
3.500%, 1/20/45	160,104	145,667
3.000%, 2/15/45	18,153	16,439
3.500%, 5/20/45	15,320	14,128
3.000%, 7/15/45	82,452	73,835
4.000%, 8/20/45	204,389	194,270
3.500%, 4/20/46	302,754	279,900
3.500%, 5/20/46	14,307	13,227
3.500%, 6/20/46	176,945	163,588
3.500%, 7/20/46	61,723	57,064
3.500%, 9/20/46	211,926	195,928
3.500%, 10/20/46	32,281	29,714
4.000%, 5/20/47	3,048	2,882
4.000%, 6/20/47	28,946	27,368
4.000%, 11/20/47	33,439	31,595
4.000%, 12/20/47	16,370	15,468
4.500%, 9/20/48	13,814	13,429
5.000%, 1/20/49	2,984	2,976
5.000%, 2/20/49	131,735	131,657
4.500%, 3/20/49	57,860	56,374
5.000%, 6/20/49	112,285	112,218
5.000%, 7/20/49	34,010	34,011
3.500%, 11/15/49	6,006	5,494
5.000%, 12/20/49	31,166	31,245
3.500%, 2/15/50	95,520	87,338
4.500%, 4/20/50	21,052	20,485
4.000%, 5/20/50	10,683	10,047
2.000%, 8/20/50	454,359	371,132
2.000%, 11/20/50	77,306	63,097
2.000%, 1/20/51	970,074	791,774
2.000%, 2/20/51	78,760	64,284
2.500%, 3/20/51	1,611,927	1,366,599
2.500%, 4/20/51	1,974,946	1,676,113
3.000%, 6/20/51	487,327	431,744
2.500%, 8/20/51	1,524,414	1,293,834
3.000%, 8/20/51	586,493	519,232
2.500%, 10/20/51	228,102	194,170
2.500%, 12/20/51	157,045	133,683
3.000%, 12/20/51	158,145	140,021
2.500%, 5/20/52	363,560	309,648
3.500%, 5/20/52	325,366	297,373
2.500%, 6/20/52	282,145	240,394
2.500%, 7/20/52	180,837	154,021
2.500%, 12/20/52	32,056	27,380
4.000%, 12/20/52	260,919	243,681
2.500%, 1/20/53	101,325	86,458
2.000%, 7/15/55 TBA	503,000	410,259
2.500%, 7/15/55 TBA	311,000	264,593
3.000%, 7/15/55 TBA	264,000	233,516
3.500%, 7/15/55 TBA	1,320,000	1,199,138
4.000%, 7/15/55 TBA	100,000	93,000
4.500%, 7/15/55 TBA	759,000	726,565
5.000%, 7/15/55 TBA	1,148,000	1,127,731
5.500%, 7/15/55 TBA	1,301,000	1,302,626
6.000%, 7/15/55 TBA	825,000	836,666
6.500%, 7/15/55 TBA	406,000	416,784
4.000%, 8/15/55 TBA	84,000	78,100

Total Mortgage-Backed Securities		224,599,714

Municipal Bonds (0.3%)
American Municipal Power, Inc. 8.084%, 2/15/50	55,000	69,755
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series BB 5.882%, 6/15/44	60,000	60,819
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Series 2010A 5.808%, 2/1/41	60,000	60,600

See Notes to Financial Statements.

1307

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A 6.637%, 4/1/57	$42,000	$45,349
Los Angeles Community College District 6.600%, 8/1/42	25,000	27,123
Louisiana Local Government Environmental Facilities & Community Development Authority Systems, Series 2023 5.198%, 12/1/39	500,000	502,664
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E 6.814%, 11/15/40	35,000	37,963
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F 7.414%, 1/1/40	75,000	89,628
New York & New Jersey Port Authority, Consolidated Bonds, Series 181 4.960%, 8/1/46	40,000	37,589
New York State Dormitory Authority 5.389%, 3/15/40	45,000	45,025
Sales Tax Securitization Corp. 3.057%, 1/1/34	600,000	526,066
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1 7.043%, 4/1/50	60,000	68,005
State of California Federally Taxable General Obligation Refunding Bonds Various Purpose 4.600%, 4/1/38	100,000	101,627
State of California, Various Purposes, General Obligation Bonds, Series 2009 7.550%, 4/1/39	130,000	155,803
State of Illinois, General Obligation Bonds 5.100%, 6/1/33	235,588	236,291
State of Texas 5.517%, 4/1/39	80,000	82,343
Texas Natural Gas Securitization Finance Corp., Revenue Bonds, Series 2023 5.169%, 4/1/41	300,000	303,032
University of California, General Revenue Bonds, Series 2012-AD 4.858%, 5/15/12	57,000	47,271

Total Municipal Bonds		2,496,953

Supranational (0.6%)
African Development Bank
4.000%, 3/18/30	100,000	100,671
Asian Development Bank
2.625%, 1/12/27	50,000	49,069
1.500%, 1/20/27	350,000	337,618
1.875%, 1/24/30	200,000	183,831
3.875%, 9/28/32	160,000	158,013
4.000%, 1/12/33	85,000	84,431
3.875%, 6/14/33	100,000	98,391
Asian Infrastructure Investment Bank (The)
4.500%, 1/16/30	100,000	102,716
Corp. Andina de Fomento
5.000%, 1/22/30	60,000	61,815
Council of Europe Development Bank
0.875%, 9/22/26	50,000	48,202
3.625%, 1/26/28	25,000	24,896
European Investment Bank
0.750%, 10/26/26 (x)	139,000	133,405
4.375%, 3/19/27	100,000	100,894
4.500%, 10/16/28 (x)	125,000	127,887
4.000%, 2/15/29	70,000	70,533
1.750%, 3/15/29 (x)	53,000	49,343
4.750%, 6/15/29	167,000	172,265
1.625%, 10/9/29	55,000	50,359
4.500%, 3/14/30	100,000	102,888
0.750%, 9/23/30	100,000	85,437
4.125%, 2/13/34	71,000	70,646
4.625%, 2/12/35	55,000	56,550
European Union
2.500%, 10/4/52 (m)	170,000	155,628
3.000%, 3/4/53 (m)	165,000	167,335
Inter-American Development Bank
4.125%, 2/15/29	200,000	202,024
2.250%, 6/18/29	50,000	47,134
3.625%, 9/17/31	200,000	194,251
4.375%, 7/17/34	100,000	100,824
Inter-American Investment Corp.
4.125%, 2/15/28	50,000	50,356
4.250%, 2/14/29	100,000	101,059
International Bank for Reconstruction & Development
1.875%, 10/27/26	150,000	146,084
3.125%, 6/15/27	200,000	197,406
0.750%, 11/24/27	95,000	88,505
4.625%, 8/1/28	80,000	82,004
1.125%, 9/13/28	200,000	184,213
4.125%, 3/20/30	100,000	101,206
4.000%, 7/25/30	180,000	181,129
0.750%, 8/26/30	170,000	145,421
1.625%, 11/3/31	238,000	208,042
International Finance Corp.
0.750%, 10/8/26	80,000	76,889
4.250%, 7/2/29	80,000	81,260
0.750%, 8/27/30	100,000	85,534
Nordic Investment Bank
4.375%, 3/14/28	200,000	203,144

Total Supranational		5,069,308

U.S. Government Agency Securities (1.4%)
FFCB
1.040%, 1/25/29	250,000	226,538
1.380%, 1/14/31	250,000	216,562
FHLB
3.625%, 9/4/26	250,000	249,077
4.000%, 10/9/26	250,000	250,218
4.625%, 11/17/26	250,000	252,453
4.000%, 3/10/27	250,000	250,812
4.750%, 4/9/27	180,000	183,106
3.875%, 6/4/27	200,000	200,102
4.000%, 6/30/28	100,000	101,137
3.250%, 11/16/28	250,000	246,590
FHLMC
0.650%, 10/22/25	2,600,000	2,570,491
0.650%, 10/27/25	2,600,000	2,569,217
0.800%, 10/28/26	2,600,000	2,493,371
4.550%, 2/11/28	250,000	250,031

See Notes to Financial Statements.

1308

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
FNMA
1.875%, 9/24/26	$100,000	$97,559
0.750%, 10/8/27	250,000	233,712
0.875%, 8/5/30	500,000	432,072
Tennessee Valley Authority
3.875%, 3/15/28	38,000	38,124

Total U.S. Government Agency Securities		10,861,172

U.S. Treasury Obligations (27.9%)
U.S. Treasury Bonds
6.750%, 8/15/26	100,000	103,161
4.250%, 5/15/39	102,000	99,323
4.500%, 8/15/39	126,000	125,555
4.375%, 11/15/39	860,000	843,337
4.625%, 2/15/40	505,000	508,027
1.125%, 5/15/40	581,000	361,309
1.125%, 8/15/40	581,000	357,475
3.875%, 8/15/40	405,000	372,853
1.375%, 11/15/40 (z)	5,835,000	3,717,968
4.250%, 11/15/40	405,000	388,547
1.875%, 2/15/41 (z)	2,300,000	1,583,406
4.375%, 5/15/41 (z)	3,200,000	3,102,014
3.000%, 5/15/42	387,000	309,139
3.250%, 5/15/42	1,000,000	828,125
3.125%, 2/15/43	601,000	483,450
2.875%, 5/15/43 (z)	1,900,000	1,465,672
3.625%, 8/15/43 (z)	2,143,900	1,845,184
4.375%, 8/15/43 (z)	1,100,000	1,049,985
3.750%, 11/15/43 (z)	1,843,900	1,612,036
4.750%, 11/15/43	169,000	169,002
3.625%, 2/15/44 (z)	1,300,000	1,113,552
3.375%, 5/15/44 (z)	1,200,000	987,938
3.125%, 8/15/44	1,229,500	969,811
4.125%, 8/15/44	108,200	99,273
3.000%, 11/15/44	1,000,000	770,668
2.500%, 2/15/45	1,541,000	1,085,910
2.875%, 8/15/45 (z)	1,800,000	1,346,979
3.000%, 5/15/47	285,900	214,305
2.750%, 11/15/47#	1,798,200	1,280,094
3.000%, 2/15/48	900,000	669,656
3.000%, 2/15/49#	2,091,500	1,542,894
2.250%, 8/15/49	400,000	251,239
1.625%, 11/15/50	8,472,300	4,470,346
1.875%, 2/15/51	367,000	206,529
2.375%, 5/15/51	278,700	177,028
1.875%, 11/15/51	502,000	279,831
2.250%, 2/15/52	7,000	4,284
2.875%, 5/15/52	116,000	81,779
3.000%, 8/15/52	501,400	362,653
3.625%, 5/15/53	3,000	2,451
4.250%, 8/15/54	7,300,000	6,679,500
4.500%, 11/15/54	24,000	22,914
4.625%, 2/15/55	406,000	395,977
4.750%, 5/15/55#	1,873,000	1,865,462
U.S. Treasury Inflation Linked Bonds
0.750%, 2/15/45 TIPS	408,687	298,633
1.000%, 2/15/46 TIPS	135,388	102,718
0.875%, 2/15/47 TIPS	132,894	96,386
1.000%, 2/15/49 TIPS	127,484	92,655
0.250%, 2/15/50 TIPS	374,331	217,685
0.125%, 2/15/51 TIPS	616,080	336,299
0.125%, 2/15/52 TIPS	115,238	61,677
1.500%, 2/15/53 TIPS	215,838	171,439
2.125%, 2/15/54 TIPS	261,315	240,048
2.375%, 2/15/55 TIPS	101,662	98,665
U.S. Treasury Inflation Linked Notes
0.125%, 10/15/25 TIPS	2,967,240	2,956,125
1.250%, 4/15/28 TIPS	4,437,356	12,005,375
2.125%, 4/15/29 TIPS	3,734,534	3,834,408
1.625%, 10/15/29 TIPS	1,068,446	1,081,899
0.125%, 7/15/31 TIPS	1,795,350	1,652,426
0.125%, 1/15/32 TIPS	347,178	314,767
U.S. Treasury Notes
4.625%, 3/15/26	1,457,000	1,461,896
4.500%, 7/15/26	1,204,000	1,210,277
0.625%, 7/31/26	1,793,200	1,729,810
1.500%, 8/15/26	4,390,000	4,271,622
0.875%, 9/30/26	1,800,000	1,733,743
3.500%, 9/30/26	750,000	746,228
4.625%, 10/15/26	513,000	517,584
4.125%, 10/31/26	1,000,000	1,002,858
2.000%, 11/15/26	3,118,000	3,040,021
4.250%, 11/30/26	750,000	753,929
4.250%, 12/31/26	500,000	502,941
4.000%, 1/15/27	743,200	744,934
1.500%, 1/31/27	71,000	68,479
4.125%, 1/31/27	1,000,000	1,004,629
2.250%, 2/15/27	3,625,000	3,536,100
4.125%, 2/15/27	27,000	27,128
4.125%, 2/28/27	1,000,000	1,005,273
4.250%, 3/15/27	743,200	748,805
0.625%, 3/31/27	1,000,000	947,070
3.875%, 3/31/27	1,000,000	1,001,638
3.750%, 4/30/27	1,031,000	1,030,874
2.375%, 5/15/27	950,000	926,360
0.500%, 5/31/27	1,448,000	1,361,936
3.875%, 5/31/27	1,091,000	1,093,486
4.625%, 6/15/27	850,000	864,057
0.500%, 6/30/27	750,000	703,666
3.250%, 6/30/27	580,000	574,707
2.250%, 8/15/27	656,500	636,675
3.750%, 8/15/27	500,000	500,209
0.500%, 8/31/27	1,000,000	933,372
3.375%, 9/15/27	750,000	744,790
0.375%, 9/30/27	281,500	261,357
3.875%, 10/15/27	850,000	852,891
4.125%, 10/31/27	406,000	409,644
2.250%, 11/15/27	4,710,000	4,553,743
4.125%, 11/15/27	1,000,000	1,009,221
0.625%, 11/30/27	875,000	813,257
3.875%, 11/30/27	907,000	910,326
4.000%, 12/15/27	761,000	766,366
0.625%, 12/31/27	800,000	741,501
3.875%, 12/31/27	850,000	853,488
4.250%, 1/15/28	2,259,000	2,288,203
3.500%, 1/31/28	1,100,000	1,094,277
2.750%, 2/15/28	3,110,000	3,035,094
4.250%, 2/15/28	750,000	760,075
4.000%, 2/29/28	2,117,000	2,132,557
3.875%, 3/15/28	1,145,000	1,150,383
1.250%, 3/31/28	767,000	718,075
3.625%, 3/31/28	750,000	748,600
3.750%, 4/15/28	1,518,000	1,519,827

See Notes to Financial Statements.

1309

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount		Value (Note 1)
3.500%, 4/30/28		$500,000	$497,202
2.875%, 5/15/28		1,010,000	987,243
3.750%, 5/15/28		1,000,000	1,001,442
1.250%, 5/31/28		1,113,000	1,038,102
3.625%, 5/31/28		1,633,300	1,629,468
3.875%, 6/15/28		197,000	198,028
1.250%, 6/30/28		500,000	465,440
4.000%, 6/30/28		2,000,000	2,016,877
4.125%, 7/31/28		1,000,000	1,011,957
2.875%, 8/15/28		3,020,000	2,945,294
1.125%, 8/31/28		356,000	328,612
4.375%, 8/31/28		2,261,000	2,305,512
1.250%, 9/30/28		1,089,700	1,007,953
4.625%, 9/30/28		250,000	256,901
3.125%, 11/15/28		3,590,000	3,522,579
4.375%, 11/30/28		500,000	510,388
3.750%, 12/31/28		2,089,000	2,090,339
4.000%, 1/31/29		1,000,000	1,008,887
2.625%, 2/15/29		1,850,000	1,781,201
4.250%, 2/28/29		1,016,000	1,033,861
2.375%, 3/31/29		267,000	254,363
4.125%, 3/31/29		257,000	260,449
2.875%, 4/30/29		534,000	517,623
4.625%, 4/30/29		850,000	876,557
2.375%, 5/15/29		3,300,000	3,138,665
4.500%, 5/31/29		718,000	737,521
3.250%, 6/30/29		904,400	887,737
3.500%, 9/30/29		500,000	494,893
4.000%, 10/31/29		500,000	504,661
4.125%, 10/31/29		750,000	760,707
1.750%, 11/15/29		530,000	487,909
3.875%, 11/30/29		500,000	502,077
4.125%, 11/30/29		750,000	761,043
3.875%, 12/31/29		600,000	602,426
3.500%, 1/31/30		615,000	607,685
1.500%, 2/15/30		1,851,000	1,674,603
4.000%, 2/28/30		1,091,000	1,101,622
3.625%, 3/31/30		500,000	496,365
4.000%, 3/31/30		250,000	252,315
3.500%, 4/30/30		750,000	740,156
3.875%, 4/30/30		39,000	39,152
0.625%, 5/15/30		1,575,000	1,354,498
3.750%, 5/31/30		1,581,000	1,577,349
4.000%, 5/31/30		1,000,000	1,009,705
3.750%, 6/30/30		400,000	398,893
3.875%, 6/30/30		850,000	853,125
4.000%, 7/31/30		601,000	606,178
0.625%, 8/15/30		1,500,000	1,278,777
4.625%, 9/30/30		250,000	259,365
4.875%, 10/31/30		1,553,800	1,630,744
0.875%, 11/15/30		1,900,000	1,628,664
4.375%, 11/30/30		517,000	530,246
3.750%, 12/31/30		1,250,000	1,243,700
4.000%, 1/31/31		750,000	755,209
1.125%, 2/15/31		2,400,000	2,075,747
4.250%, 2/28/31		500,000	509,630
4.125%, 3/31/31		750,000	759,484
4.625%, 4/30/31		250,000	259,579
1.625%, 5/15/31		1,500,000	1,322,393
4.625%, 5/31/31		500,000	519,060
4.250%, 6/30/31		1,169,200	1,190,846
4.125%, 7/31/31		750,000	758,658
1.250%, 8/15/31		2,000,000	1,710,706
3.750%, 8/31/31		300,000	297,194
3.625%, 9/30/31		892,000	877,070
4.125%, 10/31/31		3,000	3,031
1.375%, 11/15/31		1,500,000	1,283,424
4.125%, 11/30/31		602,000	608,053
4.500%, 12/31/31		597,900	616,460
1.875%, 2/15/32		1,700,000	1,493,397
4.125%, 2/29/32		51,000	51,472
4.125%, 3/31/32		263,000	265,377
4.000%, 4/30/32		50,000	50,069
2.875%, 5/15/32		1,660,900	1,549,730
4.125%, 5/31/32		725,000	731,098
4.000%, 6/30/32		500,000	500,302
2.750%, 8/15/32		2,879,000	2,655,934
4.125%, 11/15/32		846,000	851,701
3.500%, 2/15/33		750,000	723,091
3.375%, 5/15/33		1,500,000	1,430,039
3.875%, 8/15/33		800,000	787,975
4.500%, 11/15/33		1,500,000	1,541,100
4.000%, 2/15/34		2,383,000	2,359,066
4.375%, 5/15/34		1,507,000	1,531,001
3.875%, 8/15/34		1,450,000	1,416,242
4.250%, 11/15/34		1,981,000	1,988,276
4.625%, 2/15/35		2,355,000	2,430,842
4.250%, 5/15/35		4,583,000	4,590,877

Total U.S. Treasury Obligations			222,013,020

Total Long-Term Debt Securities (114.2%) (Cost $972,685,942)			910,049,649

SHORT-TERM INVESTMENTS:
Commercial Paper (0.0%)†
CVS Health Corp.
4.93%, 7/14/25 (n)(p)		250,000	249,522

Foreign Government Treasury Bills (0.4%)
Federative Republic of Brazil
0.00%, 10/1/25(p)	BRL	17,600,000	3,123,684

	Number of Shares		Value (Note 1)
Investment Companies (1.2%)
BlackRock Liquidity FedFund, Institutional Shares 4.22% (7 day yield) (xx)		800,000	800,000
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 day yield) (xx)		500,000	500,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)		3,434,750	3,434,750
JPMorgan Prime Money Market Fund, IM Shares 4.47% (7 day yield)		4,563,747	4,564,660

Total Investment Companies			9,299,410

See Notes to Financial Statements.

1310

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (0.5%)
U.S. Treasury Bills
4.02%, 7/31/25 (p)	$13,000	$12,955
4.20%, 9/18/25 (p)	2,400,000	2,377,788
4.21%, 10/14/25 (p)(v)	1,600,000	1,580,412

Total U.S. Treasury Obligations		3,971,155

Total Short-Term Investments (2.1%) (Cost $16,454,228)		16,643,771

Total Investments Before Securities Sold Short (116.3%) (Cost $989,140,170)		926,693,420

SECURITIES SOLD SHORT:
Mortgage-Backed Securities (-0.3%)
FNMA/FHLMC UMBS, 15 Year, Single Family
1.500%, 7/25/40 TBA	(271,000)	(241,021)
2.000%, 7/25/40 TBA	(405,000)	(370,258)
2.500%, 7/25/40 TBA	(25,000)	(23,348)
3.000%, 7/25/40 TBA	(46,000)	(43,865)
3.500%, 7/25/40 TBA	(55,000)	(53,101)
FNMA/FHLMC UMBS, 30 Year, Single Family
2.000%, 7/25/55 TBA	(385,000)	(305,052)
2.500%, 7/25/55 TBA	(14,500)	(12,035)
3.000%, 7/25/55 TBA	(165,000)	(142,828)
4.500%, 7/25/55 TBA	(487,000)	(465,922)
3.000%, 8/25/55 TBA	(200,000)	(173,156)
4.500%, 8/25/55 TBA	(300,000)	(286,946)
GNMA
3.500%, 7/15/55 TBA	(51,000)	(46,330)

Total Securities Sold Short (-0.3%) (Proceeds Received $2,132,543)		(2,163,862)

Total Investments after Securities Sold Short (116.0%) (Cost $987,007,627)		924,529,558
Other Assets Less Liabilities (-16.0%)		(127,464,737)

Net Assets (100%)		$797,064,821

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, the market value of these securities amounted to $160,438,641 or 20.1% of net assets.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $660,797.
(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2025. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2025.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2025.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the market value or fair value, as applicable, of these securities amounted to $8,862,791 or 1.1% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.
(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $260,768.
(x)	All or a portion of security is on loan at June 30, 2025.
(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $4,767,477. This was collateralized by $122,760 of various U.S. Government Treasury Securities, ranging from 0.250% – 4.750%, maturing 7/31/25 – 5/15/54 and by cash of $4,734,750 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ARM	— Adjustable Rate Mortgage
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CME	— Chicago Mercantile Exchange
CLO	— Collateralized Loan Obligation
COP	— Colombian Peso
DKK	— Denmark Krone
EUR	— European Currency Unit
EURIBOR	— Euro Interbank Offered Rate
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
IO	— Interest Only
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
OAT	— Obligations Assimilables du Trésor
PEN	— Peruvian Sol
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
TBA —	To Be Announced; Security is subject to delayed delivery
TIPS	— Treasury Inflation Protected Security
TWD	— New Taiwan Dollar
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

See Notes to Financial Statements.

1311

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Futures contracts outstanding as of June 30, 2025 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
30 Day Federal Funds	123	8/2025	USD	49,060,425	(2,660)
Euro-Bobl	13	9/2025	EUR	1,802,075	(2,216)
Euro-BTP	11	9/2025	EUR	1,567,851	4,941
Euro-OAT	13	9/2025	EUR	1,896,405	(10,464)
Long Gilt	13	9/2025	GBP	1,660,069	23,904
U.S. Treasury 2 Year Note	258	9/2025	USD	53,670,047	216,612
U.S. Treasury 5 Year Note	50	9/2025	USD	5,450,000	58,529
U.S. Treasury 10 Year Note	122	9/2025	USD	13,679,250	240,149
U.S. Treasury Long Bond	36	9/2025	USD	4,156,875	109,664
U.S. Treasury Ultra Bond	4	9/2025	USD	476,500	7,873
3 Month SOFR	121	3/2026	USD	29,139,825	19,168

					665,500

Short Contracts
Australia 10 Year Bond	(7)	9/2025	AUD	(528,057)	(5,041)
Euro-BTP	(11)	9/2025	EUR	(1,567,851)	(898)
Euro-Bund	(3)	9/2025	EUR	(459,931)	1,624
Euro-Buxl	(5)	9/2025	EUR	(699,349)	9,581
U.S. Treasury 5 Year Note	(6)	9/2025	USD	(654,000)	(1,888)
U.S. Treasury 10 Year Note	(21)	9/2025	USD	(2,354,625)	(41,905)
U.S. Treasury 10 Year Ultra Note	(288)	9/2025	USD	(32,908,500)	(778,439)
U.S. Treasury Long Bond	(29)	9/2025	USD	(3,348,594)	(146,629)
U.S. Treasury Ultra Bond	(11)	9/2025	USD	(1,310,375)	(55,705)

					(1,019,300)

					(353,800)

Forward Foreign Currency Contracts outstanding as of June 30, 2025 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	39,734	USD	25,607	Barclays Bank plc	7/2/2025	544
BRL	4,602,124	USD	806,386	JPMorgan Chase Bank**	7/2/2025	40,667
CAD	312,215	USD	227,132	HSBC Bank plc	7/2/2025	2,143
EUR	7,024,956	USD	8,149,652	Deutsche Bank AG	7/2/2025	125,395
GBP	2,808,325	USD	3,817,852	Barclays Bank plc	7/2/2025	36,995
USD	218,981	CAD	298,000	HSBC Bank plc	7/2/2025	145
USD	954,144	JPY	137,147,000	HSBC Bank plc	7/2/2025	1,768
EUR	30	USD	34	Barclays Bank plc	7/16/2025	1
EUR	10,436	USD	11,874	BNP Paribas	7/16/2025	431
PEN	129,310	USD	35,285	JPMorgan Chase Bank**	8/4/2025	1,186
AUD	39,734	USD	26,058	JPMorgan Chase Bank	8/5/2025	111
EUR	1,000,000	USD	1,157,461	HSBC Bank plc	9/17/2025	26,634
GBP	904,600	USD	1,217,440	HSBC Bank plc	9/17/2025	24,885
MXN	1,890,000	USD	98,780	Barclays Bank plc	9/17/2025	1,107
MXN	11,429,439	USD	592,826	Deutsche Bank AG	9/17/2025	11,226
PEN	65,097	USD	18,000	Barclays Bank plc**	9/17/2025	336
USD	77,234	COP	317,335,000	JPMorgan Securities Inc.**	9/17/2025	397
USD	117,656	COP	483,684,000	JPMorgan Chase Bank**	9/17/2025	541
USD	43,971	JPY	6,271,000	HSBC Bank plc	9/17/2025	38
BRL	4,716,383	USD	836,431	Goldman Sachs Bank USA**	10/2/2025	11,457
MXN	1,902,000	USD	98,246	Goldman Sachs Bank USA	12/17/2025	1,221

Total unrealized appreciation						287,228

See Notes to Financial Statements.

1312

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	836,431	BRL	4,610,826	Goldman Sachs Bank USA**	7/2/2025	(12,224)
USD	10,267	CAD	14,102	HSBC Bank plc	7/2/2025	(88)
USD	121,735	DKK	803,799	JPMorgan Chase Bank	7/2/2025	(5,173)
USD	7,987,769	EUR	7,025,000	Bank of America	7/2/2025	(287,329)
USD	3,783,319	GBP	2,808,325	JPMorgan Chase Bank	7/2/2025	(71,528)
USD	7,233	EUR	6,351	Deutsche Bank AG	7/16/2025	(255)
USD	4,549	EUR	3,994	HSBC Bank plc	7/16/2025	(160)
USD	138	EUR	121	UBS AG	7/16/2025	(5)
USD	174,805	MYR	739,950	Goldman Sachs Bank USA**	7/16/2025	(1,024)
USD	27,483	TWD	895,698	HSBC Bank plc**	7/16/2025	(3,216)
USD	43,273	TWD	1,407,709	JPMorgan Chase Bank**	7/16/2025	(4,974)
USD	126,320	DKK	802,495	Deutsche Bank AG	8/4/2025	(720)
USD	8,149,652	EUR	7,009,557	Deutsche Bank AG	8/4/2025	(126,861)
USD	3,586,137	GBP	2,635,325	Barclays Bank plc	8/4/2025	(31,855)
USD	150,524	JPY	21,632,989	Barclays Bank plc	8/4/2025	(305)
USD	800,895	JPY	115,063,623	HSBC Bank plc	8/4/2025	(1,346)
USD	35,118	PEN	129,310	Deutsche Bank AG**	8/4/2025	(1,353)
USD	227,132	CAD	311,694	HSBC Bank plc	8/5/2025	(2,193)
USD	65,585	TWD	2,145,876	HSBC Bank plc**	8/20/2025	(8,174)
USD	135,659	TWD	4,443,684	JPMorgan Chase Bank**	8/20/2025	(17,082)
USD	76,319	COP	321,165,000	JPMorgan Securities Inc.**	9/17/2025	(1,445)
USD	195,312	EUR	167,327	BNP Paribas	9/17/2025	(2,820)
USD	1,599,976	EUR	1,375,269	Deutsche Bank AG	9/17/2025	(28,474)
USD	91,360	EUR	78,337	Standard Chartered Bank	9/17/2025	(1,398)
USD	91,359	EUR	78,336	Toronto Dominion Bank	9/17/2025	(1,398)
USD	16,242	GBP	12,000	JPMorgan Securities Inc.	9/17/2025	(238)
USD	1,270,436	GBP	934,600	Natwest Markets plc	9/17/2025	(13,089)
USD	920,447	PEN	3,362,392	Barclays Bank plc**	9/17/2025	(26,631)
USD	2,863,040	BRL	17,600,000	Goldman Sachs Bank USA**	10/2/2025	(301,001)

Total unrealized depreciation						(952,359)

Net unrealized depreciation						(665,131)

**	Non-deliverable forward.

Written Put Options Contracts as of June 30, 2025 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
3 Month SOFR	Exchange Traded	80	USD (20,000,000)	USD 96.00	10/10/2025	(9,000)

Total Written Options Contracts (Premiums Received ($20,371))						(9,000)

See Notes to Financial Statements.

1313

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$81,512,699	$—	$81,512,699
Collateralized Mortgage Obligations	—	77,321,137	—	77,321,137
Commercial Mortgage-Backed Securities	—	49,899,924	—	49,899,924
Corporate Bonds
Communication Services	—	12,324,263	—	12,324,263
Consumer Discretionary	—	9,204,730	—	9,204,730
Consumer Staples	—	8,173,248	—	8,173,248
Energy	—	26,119,329	—	26,119,329
Financials	—	87,080,788	—	87,080,788
Health Care	—	12,760,923	—	12,760,923
Industrials	—	10,761,866	—	10,761,866
Information Technology	—	13,376,302	—	13,376,302
Materials	—	3,823,061	—	3,823,061
Real Estate	—	6,386,613	—	6,386,613
Utilities	—	31,193,542	—	31,193,542
Foreign Government Securities	—	15,071,057	—	15,071,057
Forward Currency Contracts	—	287,228	—	287,228
Futures	692,045	–	—	692,045
Mortgage-Backed Securities	—	224,599,714	—	224,599,714
Municipal Bonds	—	2,496,953	—	2,496,953
Short-Term Investments
Commercial Paper	—	249,522	—	249,522
Foreign Government Treasury Bill	—	3,123,684	—	3,123,684
Investment Companies	9,299,410	–	—	9,299,410
U.S. Treasury Obligations	—	3,971,155	—	3,971,155
Supranational	—	5,069,308	—	5,069,308
U.S. Government Agency Securities	—	10,861,172	—	10,861,172
U.S. Treasury Obligations	—	222,013,020	—	222,013,020

Total Assets	$9,991,455	$917,681,238	$—	$927,672,693

Liabilities:
Forward Currency Contracts	$—	$(952,359)	$—	$(952,359)
Futures	(1,045,845)	—	—	(1,045,845)
Mortgage-Backed Securities	—	(2,163,862)	—	(2,163,862)
Options Written
Put Options Written	(9,000)	—	—	(9,000)

Total Liabilities	$(1,054,845)	$(3,116,221)	$—	$(4,171,066)

Total	$8,936,610	$914,565,017	$—	$923,501,627

See Notes to Financial Statements.

1314

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

Fair Values of Derivative Instruments as of June 30, 2025:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Due from broker for futures variation margin, Net assets – Unrealized appreciation	$692,045	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts – Receivables	287,228

Total		$979,273

	Liability Derivatives
Interest rate contracts	Due to broker for futures variation margin, Net assets – Unrealized depreciation	$(1,054,845	)*
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts – Payables	(952,359)

Total		$(2,007,204)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased (1)	Options Written	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(113,047)	$31,993	$410,660	$—	$329,606
Foreign exchange contracts	—	—	—	(1,016,128)	(1,016,128)

Total	$(113,047)	$31,993	$410,660	$(1,016,128)	$(686,522)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased (2)	Options Written	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$55,671	$(4,177)	$(231,222)	$—	$(179,728)
Foreign exchange contracts	—	—	—	(1,143,169)	(1,143,169)

Total	$55,671	$(4,177)	$(231,222)	$(1,143,169)	$(1,322,897)

(1)	Included in Realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in Change in unrealized appreciation (depreciation) on investment transactions in the Statement of Operations.

^ The Portfolio held forward foreign currency contracts, futures contracts and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$85,744,000
Average notional value of contracts — short	36,922,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$10,757,000
Average settlement value sold — in USD	34,156,000

Options
Average value of option contracts purchased	$30,000
Average value of option contracts written	8,000

See Notes to Financial Statements.

1315

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2025:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$38,983	$(38,983)	$—	$—
BNP Paribas	431	(431)	—	—
Deutsche Bank AG	136,621	(136,621)	—	—
Goldman Sachs Bank USA	12,678	(12,678)	—	—
HSBC Bank plc	55,613	(15,177)	—	40,436
JPMorgan Chase Bank	42,505	(42,505)	—	—
JPMorgan Securities Inc.	397	(397)	—	—

Total	$287,228	$(246,792)	$—	$40,436

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$287,329	$—	$—	$287,329
Barclays Bank plc	58,791	(38,983)	—	19,808
BNP Paribas	2,820	(431)	—	2,389
Deutsche Bank AG	157,663	(136,621)	—	21,042
Goldman Sachs Bank USA	314,249	(12,678)	(260,768)	40,803
HSBC Bank plc	15,177	(15,177)	—	—
JPMorgan Chase Bank	98,757	(42,505)	—	56,252
JPMorgan Securities Inc.	1,683	(397)	—	1,286
Natwest Markets plc	13,089	—	—	13,089
Standard Chartered Bank	1,398	—	—	1,398
Toronto Dominion Bank	1,398	—	—	1,398
UBS AG	5	—	—	5

Total	$952,359	$(246,792)	$(260,768)	$444,799

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BNP Paribas	4.45%	6/18/2025	7/30/2025	$(3,062,000)	$(3,061,986)
BNP Paribas	4.45	6/18/2025	7/30/2025	(1,442,219)	(1,443,498)
BNP Paribas	4.45	6/18/2025	7/30/2025	(1,441,281)	(1,441,723)
BNP Paribas	4.45	6/18/2025	7/30/2025	(1,205,313)	(1,205,603)
BNP Paribas	4.45	6/18/2025	7/30/2025	(1,096,469)	(1,096,777)
BNP Paribas	4.45	6/18/2025	7/30/2025	(972,375)	(972,821)
BNP Paribas	4.45	6/18/2025	7/30/2025	(1,323,563)	(1,324,521)
BNP Paribas	4.45	6/18/2025	7/30/2025	(3,330,719)	(3,339,728)
BNP Paribas	4.45	6/18/2025	7/30/2025	(1,559,688)	(1,562,858)
BNP Paribas	4.45	6/18/2025	7/30/2025	(1,033,313)	(1,033,178)

					$(16,482,693)

(1)	The average amount of borrowings while outstanding for 181 days during the six months ended June 30, 2025, was approximately $21,332,000 at a weighted average interest rate of 4.44%.
(2)	Payable for sale-buyback transactions includes $15,753 of deferred price drop on sale-buyback transactions.

See Notes to Financial Statements.

1316

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	June 30, 2025
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 -90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$(16,482,693)	$—	$—	$(16,482,693)

Total Borrowings	$—	$(16,482,693)	$—	$—	$(16,482,693)

Gross amount of recognized liabilities for sale-buybacks					$(16,482,693)

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of June 30, 2025:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
BNP Paribas	$(16,482,693)	$16,713,709	$—	$231,016

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$983,103,793
Long-term U.S. government debt securities	154,784,118

$1,137,887,911

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$976,256,045
Long-term U.S. government debt securities	200,121,015

$1,176,377,060

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,624,699
Aggregate gross unrealized depreciation	(85,354,287)

Net unrealized depreciation	$(75,729,588)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$999,231,215

See Notes to Financial Statements.

1317

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MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $989,140,170)	$926,693,420
Cash	7,410,283
Foreign cash (Cost $434,091)	447,469
Cash held as collateral at broker for futures	353,000
Receivable for forward settling transactions	72,233,083
Dividends, interest and other receivables	6,143,941
Receivable for securities sold	1,324,568
Unrealized appreciation on forward foreign currency contracts	287,228
Receivable for Portfolio shares sold	155,627
Due from Custodian	99,483
Due from broker for futures variation margin	88,887
Securities lending income receivable	1,166
Other assets	8,761

Total assets	1,015,246,916

LIABILITIES
Payable for forward settling transactions	187,730,230
Payable for sale-buyback financing transactions	16,482,693
Payable for return of collateral on securities loaned	4,734,750
Payable for securities purchased	3,431,390
Securities sold short (Proceeds received $2,132,543)	2,163,862
Payable for return of cash collateral on forward settling transactions	1,619,000
Unrealized depreciation on forward foreign currency contracts	952,359
Payable for Portfolio shares repurchased	422,125
Investment management fees payable	256,922
Administrative fees payable	77,054
Distribution fees payable – Class IB	42,721
Options written, at value (Premiums received $20,371)	9,000
Accrued expenses	259,989

Total liabilities	218,182,095

Commitments and contingent liabilities^
NET ASSETS	$797,064,821

Net assets were comprised of:
Paid in capital	$950,945,163
Total distributable earnings (loss)	(153,880,342)

Net assets	$797,064,821

Class IB
Net asset value, offering and redemption price per share, $210,614,411 / 24,228,200 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.69

Class K
Net asset value, offering and redemption price per share, $586,450,410 / 67,618,504 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.67

(x)	Includes value of securities on loan of $4,767,477.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Interest (net of $1,502 foreign withholding tax)	$18,232,681
Dividends	66,216
Securities lending (net)	16,115

Total income	18,315,012

EXPENSES
Investment management fees	2,186,687
Interest expense	525,600
Administrative fees	496,466
Distribution fees – Class IB	263,201
Custodian fees	139,408
Professional fees	59,253
Printing and mailing expenses	32,802
Trustees’ fees	13,358
Miscellaneous	83,823

Gross expenses	3,800,598
Less: Waiver from investment manager	(620,160)

Net expenses	3,180,438

NET INVESTMENT INCOME (LOSS)	15,134,574

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(5,129,525)
Futures contracts	410,660
Forward foreign currency contracts	(1,016,128)
Foreign currency transactions	201,490
Options written	31,993
Securities sold short	(149,202)

Net realized gain (loss)	(5,650,712)

Change in unrealized appreciation (depreciation) on:
Investments in securities	24,580,556
Futures contracts	(231,222)
Forward foreign currency contracts	(1,143,169)
Foreign currency translations	46,641
Options written	(4,177)
Securities sold short	(51,942)

Net change in unrealized appreciation (depreciation)	23,196,687

NET REALIZED AND UNREALIZED GAIN (LOSS)	17,545,975

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,680,549

See Notes to Financial Statements.

1318

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MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,134,574	$30,784,206
Net realized gain (loss)	(5,650,712)	(6,575,987)
Net change in unrealized appreciation (depreciation)	23,196,687	(5,786,081)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	32,680,549	18,422,138

Distributions to shareholders:
Class IA	—	(379,439)
Class IB	(3,442,914)	(7,220,181)
Class K	(10,330,662)	(23,353,977)

Total distributions to shareholders	(13,773,576)	(30,953,597)

Tax return of capital:
Class IA	—	(7,324)
Class IB	—	(139,368)
Class K	—	(450,792)

Total tax return of capital	—	(597,484)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 195,762 shares, respectively ]	—	1,662,710
Capital shares issued in reinvestment of dividends [ 0 and 45,926 shares, respectively ]	—	386,763
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (3,102,461) shares, respectively ]	—	(26,416,281)
Capital shares repurchased [ 0 and (322,989) shares, respectively ]	—	(2,734,218)

Total Class IA transactions	—	(27,101,026)

Class IB
Capital shares sold [ 1,094,392 and 3,309,899 shares, respectively ]	9,378,689	28,339,538
Capital shares issued in connection with share class combination (Note 1) [ 0 and 3,092,946 shares, respectively ]	—	26,416,281
Capital shares issued in reinvestment of dividends [ 399,563 and 860,241 shares, respectively ]	3,442,914	7,359,549
Capital shares repurchased [ (2,973,906) and (3,393,243) shares, respectively ]	(25,518,593)	(29,163,625)

Total Class IB transactions	(12,696,990)	32,951,743

Class K
Capital shares sold [ 2,622,298 and 6,836,769 shares, respectively ]	22,403,971	58,473,441
Capital shares issued in reinvestment of dividends [ 1,201,667 and 2,790,844 shares, respectively ]	10,330,662	23,804,769
Capital shares repurchased [ (8,084,069) and (10,334,439) shares, respectively ]	(69,147,414)	(88,611,593)

Total Class K transactions	(36,412,781)	(6,333,383)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(49,109,771)	(482,666)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(30,202,798)	(13,611,609)
NET ASSETS:
Beginning of period	827,267,619	840,879,228

End of period	$797,064,821	$827,267,619

See Notes to Financial Statements.

1319

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023		2022	2021	2020
Net asset value, beginning of period	$8.49		$8.63		$8.45		$9.92	$10.23	$9.99

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.30		0.26		0.18	0.14	0.17
Net realized and unrealized gain (loss)	0.19		(0.14)		0.17		(1.44)	(0.29)	0.46

Total from investment operations	0.34		0.16		0.43		(1.26)	(0.15)	0.63

Less distributions:
Dividends from net investment income	(0.14)		(0.29)		(0.25)		(0.21)	(0.15)	(0.20)
Distributions from net realized gains	—		—		—		—	(0.01)	(0.19)
Return of capital	—		(0.01)		—		—	—	—

Total dividends and distributions	(0.14)		(0.30)		(0.25)		(0.21)	(0.16)	(0.39)

Net asset value, end of period	$8.69		$8.49		$8.63		$8.45	$9.92	$10.23

Total return (b)	4.03%		1.94%		5.15%		(12.77)%	(1.47)%	6.29%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$210,614		$218,300		$188,460		$243,815	$300,420	$279,779
Ratio of expenses to average net assets:
After waivers (a)(f)	0.98	%(g)	0.93	%(g)	0.87	%(g)	0.85%	0.89%	0.90%
Before waivers (a)(f)	1.14	%(g)	1.09	%(g)	1.02	%(g)	0.98%	0.97%	1.00%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.61%		3.46%		3.06%		2.02%	1.38%	1.67%
Before waivers (a)(f)	3.46%		3.30%		2.91%		1.89%	1.30%	1.57%
Portfolio turnover rate^	123	%(z)	281%		274%		251%	246%	324%

Class K	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023		2022	2021	2020
Net asset value, beginning of period	$8.47		$8.61		$8.44		$9.90	$10.20	$9.97

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16		0.32		0.28		0.20	0.16	0.20
Net realized and unrealized gain (loss)	0.19		(0.13)		0.16		(1.43)	(0.28)	0.44

Total from investment operations	0.35		0.19		0.44		(1.23)	(0.12)	0.64

Less distributions:
Dividends from net investment income	(0.15)		(0.32)		(0.27)		(0.23)	(0.17)	(0.22)
Distributions from net realized gains	—		—		—		—	(0.01)	(0.19)
Return of capital	—		(0.01)		—		—	—	—

Total dividends and distributions	(0.15)		(0.33)		(0.27)		(0.23)	(0.18)	(0.41)

Net asset value, end of period	$8.67		$8.47		$8.61		$8.44	$9.90	$10.20

Total return (b)	4.16%		2.20%		5.28%		(12.47)%	(1.15)%	6.46%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$586,450		$608,967		$625,027		$610,149	$764,860	$727,277
Ratio of expenses to average net assets:
After waivers (a)(f)	0.73	%(g)	0.68	%(g)	0.62	%(g)	0.60%	0.64%	0.65%
Before waivers (a)(f)	0.89	%(g)	0.84	%(g)	0.77	%(g)	0.73%	0.72%	0.75%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.86%		3.71%		3.34%		2.27%	1.63%	1.91%
Before waivers (a)(f)	3.71%		3.56%		3.18%		2.14%	1.55%	1.81%
Portfolio turnover rate^	123	%(z)	281%		274%		251%	246%	324%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	For the six months ended June 30, 2025, includes interest expense of 0.13%. Includes Interest Expense of 0.08% and 0.02% for the years ended December 31, 2024 and December 31, 2023, respectively.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1320

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (11.4%)
Entertainment (1.1%)
Electronic Arts, Inc.	34,309	$5,479,147
Live Nation Entertainment, Inc.*	35,617	5,388,140
NetEase, Inc.	129,500	3,480,850
Playtika Holding Corp.	1,488	7,038
ROBLOX Corp., Class A*	16,057	1,689,197
Take-Two Interactive Software, Inc.*	4,907	1,191,665
Ubisoft Entertainment SA*	81,185	897,601
Universal Music Group NV	49,724	1,609,569
Warner Music Group Corp., Class A	46,922	1,278,155

		21,021,362

Interactive Media & Services (10.1%)
Alphabet, Inc., Class A	477,137	84,085,854
Alphabet, Inc., Class C	81,475	14,452,850
Autohome, Inc., Class A	302,048	1,902,722
Autohome, Inc. (ADR)	53,000	1,366,870
Cargurus, Inc., Class A*	2,451	82,035
IAC, Inc.*	1,887	70,461
LY Corp.	616,100	2,269,223
Match Group, Inc.	7,102	219,381
Meta Platforms, Inc., Class A	118,568	87,513,855
Pinterest, Inc., Class A*	17,211	617,186
Reddit, Inc., Class A*	3,189	480,168
Rumble, Inc. (x)*	3,050	27,389
Snap, Inc., Class A (x)*	30,781	267,487
TripAdvisor, Inc.*	84,043	1,096,761
Trump Media & Technology Group Corp.*	2,684	48,419
Trustpilot Group plc(m)*	155,194	515,952
Yelp, Inc., Class A*	1,849	63,365
Ziff Davis, Inc.*	1,219	36,899
ZoomInfo Technologies, Inc., Class A*	7,526	76,163

		195,193,040

Media (0.1%)
WPP plc	174,153	1,225,376

Wireless Telecommunication Services (0.1%)
SK Telecom Co. Ltd.	57,006	2,394,961

Total Communication Services		219,834,739

Consumer Discretionary (2.8%)
Automobile Components (0.0%)†
Mobileye Global, Inc., Class A (x)*	28,612	514,444

Broadline Retail (1.8%)
Alibaba Group Holding Ltd.	275,984	3,860,285
Amazon.com, Inc.*	108,406	23,783,192
MercadoLibre, Inc.*	2,097	5,480,782
Vipshop Holdings Ltd. (ADR)	120,178	1,808,679

		34,932,938

Hotels, Restaurants & Leisure (0.9%)
Airbnb, Inc., Class A*	55,634	7,362,603
Amadeus IT Group SA	51,336	4,322,484
HBX Group International plc*	137,826	1,756,650
Trainline plc(m)*	327,084	1,250,836
Trip.com Group Ltd.	28,574	1,659,851

		16,352,424

Household Durables (0.1%)
SharkNinja, Inc.*	25,633	2,537,411

Total Consumer Discretionary		54,337,217

Consumer Staples (0.0%)†
Consumer Staples Distribution & Retail (0.0%)†
Ocado Group plc*	126,609	394,329

Total Consumer Staples		394,329

Energy (0.3%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	106,356	4,077,689
TGS ASA	153,178	1,306,194

Total Energy		5,383,883

Financials (1.7%)
Financial Services (1.7%)
Adyen NV (m)*	4,211	7,730,206
Block, Inc., Class A*	76,619	5,204,729
Fidelity National Information Services, Inc.	53,130	4,325,313
Visa, Inc., Class A	22,009	7,814,295
WEX, Inc.*	31,664	4,651,125
Wise plc, Class A*	29,193	416,746
Worldline SA (m) (x)*	353,045	1,490,892

Total Financials		31,633,306

Industrials (1.1%)
Electrical Equipment (0.2%)
Acuity, Inc.	7,090	2,115,231
Ushio, Inc.	104,300	1,297,910

		3,413,141

Ground Transportation (0.3%)
Full Truck Alliance Co. Ltd. (ADR)	69,137	816,508
Uber Technologies, Inc.*	44,129	4,117,236

		4,933,744

Industrial Conglomerates (0.1%)
Samsung C&T Corp.	21,549	2,577,066

Machinery (0.2%)
Nabtesco Corp. (x)	62,400	1,118,611
Techtronic Industries Co. Ltd.	114,500	1,258,779
THK Co. Ltd. (x)	52,400	1,403,471

		3,780,861

Professional Services (0.3%)
Concentrix Corp. (x)	25,638	1,355,097
Teleperformance SE	42,545	4,125,539
WNS Holdings Ltd.*	7,696	486,695

		5,967,331

Total Industrials		20,672,143

Information Technology (51.3%)
Communications Equipment (2.6%)
ADTRAN Holdings, Inc.*	2,084	18,693
Applied Optoelectronics, Inc. (x)*	1,528	39,254
Arista Networks, Inc.*	139,931	14,316,341
Aviat Networks, Inc.*	331	7,961
BK Technologies Corp.*	86	4,053
Calix, Inc.*	1,671	88,880
Ciena Corp.*	4,117	334,836

See Notes to Financial Statements.

1321

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Cisco Systems, Inc.	256,054	$17,765,026
Clearfield, Inc.*	332	14,412
CommScope Holding Co., Inc.*	6,273	51,940
Digi International, Inc.*	1,074	37,440
Extreme Networks, Inc.*	3,857	69,233
F5, Inc.*	1,663	489,454
Harmonic, Inc.*	3,276	31,024
Juniper Networks, Inc.	9,589	382,889
Lumentum Holdings, Inc.*	2,010	191,071
Motorola Solutions, Inc.	4,834	2,032,504
NETGEAR, Inc.*	834	24,244
NetScout Systems, Inc.*	2,066	51,257
Ribbon Communications, Inc.*	2,659	10,663
Telefonaktiebolaget LM Ericsson, Class B	1,529,887	13,088,507
Viasat, Inc.*	2,468	36,033
Viavi Solutions, Inc.*	6,466	65,113

		49,150,828

Electronic Equipment, Instruments & Components (2.3%)
Advanced Energy Industries, Inc.	1,091	144,557
Amphenol Corp., Class A	35,034	3,459,607
Arlo Technologies, Inc.*	2,995	50,795
Arrow Electronics, Inc.*	17,872	2,277,429
Avnet, Inc.	2,429	128,931
Badger Meter, Inc.	853	208,942
Belden, Inc.	1,144	132,475
Benchmark Electronics, Inc.	1,045	40,577
CDW Corp.	22,146	3,955,054
Celestica, Inc. (x)*	3,347	522,500
Cognex Corp.	4,862	154,223
Coherent Corp.*	91,107	8,127,655
Corning, Inc.	104,166	5,478,090
Crane NXT Co. (x)	1,429	77,023
CTS Corp.	864	36,815
ePlus, Inc.*	763	55,012
Fabrinet*	1,038	305,878
Flex Ltd.*	139,393	6,958,499
Insight Enterprises, Inc.*	795	109,778
IPG Photonics Corp.*	764	52,449
Itron, Inc.*	1,320	173,752
Jabil, Inc.	3,109	678,073
Keysight Technologies, Inc.*	5,005	820,119
Knowles Corp.*	2,519	44,385
Littelfuse, Inc.	716	162,339
Mirion Technologies, Inc., Class A*	5,422	116,736
Murata Manufacturing Co. Ltd.	133,500	1,996,868
Napco Security Technologies, Inc.	1,033	30,670
Novanta, Inc.*	1,042	134,345
OSI Systems, Inc.*	452	101,637
PAR Technology Corp.*	1,173	81,371
PC Connection, Inc.	346	22,760
Plexus Corp.*	785	106,218
Rogers Corp.*	488	33,418
Sanmina Corp.*	1,548	151,441
TD SYNNEX Corp.	2,163	293,519
TE Connectivity plc	8,589	1,448,707
Teledyne Technologies, Inc.*	1,357	695,205
Trimble, Inc.*	51,966	3,948,377
TTM Technologies, Inc.*	2,944	120,174
Vishay Intertechnology, Inc.	3,254	51,673
Vontier Corp.	4,284	158,080
Zebra Technologies Corp., Class A*	1,473	454,214

		44,100,370

IT Services (3.4%)
Accenture plc, Class A	39,374	11,768,495
Akamai Technologies, Inc. (x)*	29,451	2,349,012
Applied Digital Corp. (x)*	5,207	52,434
ASGN, Inc.*	1,269	63,361
Capgemini SE	15,411	2,633,149
CGI, Inc.	5,800	608,014
Cloudflare, Inc., Class A*	8,995	1,761,491
Cognizant Technology Solutions Corp., Class A	57,145	4,459,024
DigitalOcean Holdings, Inc.*	1,819	51,951
DXC Technology Co.*	113,924	1,741,898
EPAM Systems, Inc.*	1,641	290,162
Fastly, Inc., Class A*	3,858	27,237
Gartner, Inc.*	2,229	901,006
GoDaddy, Inc., Class A*	4,127	743,108
Grid Dynamics Holdings, Inc.*	1,812	20,929
International Business Machines Corp.	26,918	7,934,888
Kyndryl Holdings, Inc.*	6,740	282,810
MongoDB, Inc.*	35,679	7,492,233
Okta, Inc.*	4,842	484,055
Shopify, Inc., Class A*	106,720	12,310,152
Snowflake, Inc., Class A*	38,898	8,704,205
Twilio, Inc., Class A*	4,422	549,920
VeriSign, Inc.	2,339	675,503

		65,905,037

Semiconductors & Semiconductor Equipment (19.4%)
Advanced Micro Devices, Inc.*	138,382	19,636,406
Allegro MicroSystems, Inc.*	3,776	129,101
Alphawave IP Group plc(x)*	392,062	937,482
Ambarella, Inc.*	1,155	76,305
Amkor Technology, Inc.	3,292	69,099
ams-OSRAM AG*	121,649	1,629,755
Analog Devices, Inc.	14,365	3,419,157
Applied Materials, Inc.	23,531	4,307,820
ASMPT Ltd.	571,600	4,190,546
Axcelis Technologies, Inc.*	931	64,881
BE Semiconductor Industries NV	47,311	7,080,496
Broadcom, Inc.	187,932	51,803,456
Cirrus Logic, Inc.*	1,539	160,448
Cohu, Inc.*	1,347	25,916
Credo Technology Group Holding Ltd.*	4,229	391,563
Diodes, Inc.*	1,344	71,084
Enphase Energy, Inc.*	3,800	150,670
Entegris, Inc.	4,385	353,650
First Solar, Inc.*	23,839	3,946,308
FormFactor, Inc.*	2,232	76,803
Impinj, Inc.*	680	75,528
Infineon Technologies AG	142,303	6,053,807
Intel Corp.	384,732	8,617,997
KLA Corp.	3,830	3,430,684
Kulicke & Soffa Industries, Inc.	1,528	52,869
Lam Research Corp.	107,692	10,482,739
Lattice Semiconductor Corp.*	3,983	195,127
MACOM Technology Solutions Holdings, Inc.*	1,724	247,032

See Notes to Financial Statements.

1322

EQ ADVISORS TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Marvell Technology, Inc.	109,216	$8,453,318
MaxLinear, Inc., Class A*	2,277	32,356
Microchip Technology, Inc.	147,518	10,380,842
Micron Technology, Inc.	32,369	3,989,479
MKS, Inc.	39,733	3,947,871
Monolithic Power Systems, Inc.	6,739	4,928,770
NVIDIA Corp.	588,344	92,952,469
NXP Semiconductors NV	50,367	11,004,686
ON Semiconductor Corp.*	12,103	634,318
Onto Innovation, Inc.*	1,416	142,917
Photronics, Inc.*	1,841	34,666
Power Integrations, Inc.	1,630	91,117
Qorvo, Inc.*	53,539	4,545,997
QUALCOMM, Inc.	31,778	5,060,964
Rambus, Inc.*	3,111	199,166
Renesas Electronics Corp.	154,400	1,918,139
Rigetti Computing, Inc. (x)*	7,400	87,764
Semtech Corp.*	2,509	113,256
Silergy Corp.	469,000	5,707,569
Silicon Laboratories, Inc.*	943	138,961
SiTime Corp.*	557	118,686
SK Hynix, Inc.	34,031	7,362,961
Skyworks Solutions, Inc.	62,172	4,633,057
SolarEdge Technologies, Inc.*	1,710	34,884
STMicroelectronics NV	150,931	4,610,962
SUMCO Corp. (x)	152,500	1,201,955
Synaptics, Inc.*	1,116	72,339
Taiwan Semiconductor Manufacturing Co. Ltd.	1,466,752	53,223,234
Teradyne, Inc.	4,646	417,768
Texas Instruments, Inc.	86,050	17,865,701
Ultra Clean Holdings, Inc.*	1,308	29,522
Ulvac, Inc. (x)	56,400	2,078,111
Universal Display Corp.	1,280	197,709
Veeco Instruments, Inc.*	1,736	35,276

		373,923,519

Software (17.3%)
A10 Networks, Inc.	2,088	40,403
ACI Worldwide, Inc.*	3,038	139,475
Adeia, Inc.	3,143	44,442
Adobe, Inc.*	31,564	12,211,480
Agilysys, Inc.*	650	74,516
Alarm.com Holdings, Inc.*	1,441	81,517
Alkami Technology, Inc.*	1,969	59,346
ANSYS, Inc.*	26,539	9,321,028
Appfolio, Inc., Class A*	668	153,827
Appian Corp., Class A*	1,249	37,295
AppLovin Corp., Class A*	6,417	2,246,463
Asana, Inc., Class A*	2,482	33,507
Atlassian Corp., Class A*	4,786	971,989
Aurora Innovation, Inc., Class A*	30,818	161,486
Autodesk, Inc.*	28,570	8,844,415
AvePoint, Inc.*	3,237	62,506
Bentley Systems, Inc., Class B	4,480	241,786
BILL Holdings, Inc.*	2,745	126,984
Blackbaud, Inc.*	1,091	70,053
BlackBerry Ltd.*	17,269	79,092
BlackLine, Inc.*	1,498	84,817
Box, Inc., Class A*	4,194	143,309
Braze, Inc., Class A*	2,002	56,256
C3.ai, Inc., Class A (x)*	3,406	83,685
Cadence Design Systems, Inc.*	7,908	2,436,850
CCC Intelligent Solutions Holdings, Inc. (x)*	13,935	131,128
Cipher Mining, Inc. (x)*	6,881	32,891
Cleanspark, Inc. (x)*	8,056	88,858
Clear Secure, Inc., Class A	2,672	74,175
Clearwater Analytics Holdings, Inc., Class A*	7,005	153,620
Commvault Systems, Inc.*	1,278	222,794
Confluent, Inc., Class A*	8,293	206,744
Core Scientific, Inc.*	8,626	147,246
Crowdstrike Holdings, Inc., Class A*	7,214	3,674,162
Dassault Systemes SE	71,666	2,594,195
Datadog, Inc., Class A*	9,254	1,243,090
Descartes Systems Group, Inc. (The)*	2,479	251,978
Docusign, Inc.*	5,865	456,825
Dolby Laboratories, Inc., Class A	1,779	132,109
Dropbox, Inc., Class A*	5,683	162,534
D-Wave Quantum, Inc. (x)*	7,776	113,841
Dynatrace, Inc.*	8,684	479,444
E2open Parent Holdings, Inc.*	6,109	19,732
Elastic NV*	45,064	3,800,247
Fair Isaac Corp.*	705	1,288,712
Five9, Inc.*	41,765	1,105,937
Fortinet, Inc.*	18,400	1,945,248
Freshworks, Inc., Class A*	5,667	84,495
Gen Digital, Inc.	15,808	464,755
Gitlab, Inc., Class A (x)*	3,675	165,779
Glodon Co. Ltd., Class A	567,000	1,061,122
Guidewire Software, Inc.*	2,429	571,908
HubSpot, Inc.*	11,543	6,425,180
Hut 8 Corp. (x)*	2,656	49,402
Informatica, Inc., Class A*	2,388	58,148
Intapp, Inc.*	1,571	81,095
InterDigital, Inc. (x)	751	168,397
Intuit, Inc.	30,828	24,281,058
Jamf Holding Corp.*	1,871	17,793
Kingdee International Software Group Co. Ltd.*	1,160,000	2,281,594
Klaviyo, Inc., Class A*	3,060	102,755
Lightspeed Commerce, Inc. (x)*	3,581	41,933
LiveRamp Holdings, Inc.*	1,905	62,941
Manhattan Associates, Inc.*	1,758	347,152
MARA Holdings, Inc. (x)*	10,193	159,826
Meridianlink, Inc.*	782	12,692
Microsoft Corp.	226,292	112,559,904
MicroStrategy, Inc., Class A*	7,350	2,971,090
N-able, Inc.*	2,081	16,856
nCino, Inc.*	2,670	74,680
NCR Voyix Corp.*	3,990	46,803
NextNav, Inc.*	1,956	29,731
Nice Ltd. (ADR)*	6,694	1,130,684
Nutanix, Inc., Class A*	7,183	549,069
Onestream, Inc., Class A*	2,184	61,807
Open Text Corp.	7,506	219,175
Oracle Corp.	84,260	18,421,764
PagerDuty, Inc.*	67,157	1,026,159
Palantir Technologies, Inc., Class A*	96,227	13,117,665
Palo Alto Networks, Inc.*	19,177	3,924,381
Pegasystems, Inc.	2,622	141,929
Procore Technologies, Inc.*	36,595	2,503,830

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

	Number of Shares	Value (Note 1)
Progress Software Corp.	1,246	$79,545
PROS Holdings, Inc.*	1,275	19,966
PTC, Inc.*	11,133	1,918,661
Q2 Holdings, Inc.*	1,805	168,930
Qualys, Inc.*	1,052	150,299
Rapid7, Inc.*	1,861	43,045
RingCentral, Inc., Class A*	2,321	65,800
Riot Platforms, Inc. (x)*	9,027	102,005
Roper Technologies, Inc.	3,114	1,765,140
Rubrik, Inc., Class A*	3,575	320,284
Sage Group plc (The)	67,388	1,156,714
Salesforce, Inc.	48,916	13,338,904
Samsara, Inc., Class A*	8,160	324,605
SAP SE (ADR) (x)	27,943	8,497,466
SEMrush Holdings, Inc., Class A*	994	8,996
SentinelOne, Inc., Class A*	9,177	167,756
ServiceNow, Inc.*	18,019	18,524,974
SoundHound AI, Inc., Class A (x)*	10,693	114,736
Sprinklr, Inc., Class A*	3,325	28,129
Sprout Social, Inc., Class A*	1,503	31,428
SPS Commerce, Inc.*	1,100	149,699
Synopsys, Inc.*	29,477	15,112,268
Temenos AG (Registered)	21,006	1,502,414
Tenable Holdings, Inc.*	3,538	119,514
Teradata Corp.*	2,769	61,776
Terawulf, Inc. (x)*	8,911	39,030
Tyler Technologies, Inc.*	1,249	740,457
UiPath, Inc., Class A*	12,056	154,317
Unity Software, Inc.*	8,789	212,694
Varonis Systems, Inc.*	3,242	164,531
Verint Systems, Inc.*	1,744	34,304
Vertex, Inc., Class A*	1,648	58,232
Workday, Inc., Class A*	38,493	9,238,320
Workiva, Inc., Class A*	1,503	102,880
Zeta Global Holdings Corp., Class A*	6,124	94,861
Zoom Communications, Inc., Class A*	55,566	4,333,037
Zscaler, Inc.*	18,997	5,963,918

		334,275,224

Technology Hardware, Storage & Peripherals (6.3%)
Apple, Inc.	382,651	78,508,506
Corsair Gaming, Inc.*	1,318	12,429
Dell Technologies, Inc., Class C	77,348	9,482,865
Diebold Nixdorf, Inc.*	1,079	59,776
Hewlett Packard Enterprise Co.	38,045	778,020
HP, Inc.	27,304	667,856
IonQ, Inc. (x)*	6,531	280,637
NetApp, Inc.	61,993	6,605,354
Pure Storage, Inc., Class A*	9,001	518,277
Quantum Computing, Inc. (x)*	3,183	61,018
Samsung Electronics Co. Ltd.	123,587	5,476,069
Samsung Electronics Co. Ltd. (Preference) (q)	152,277	5,585,145
Sandisk Corp.*	69,898	3,169,874
Seagate Technology Holdings plc	6,146	887,052
Super Micro Computer, Inc.*	14,866	728,583
Western Digital Corp.	146,331	9,363,721

		122,185,182

Total Information Technology		989,540,160

Real Estate (0.4%)
Real Estate Management & Development (0.1%)
KE Holdings, Inc., Class A	343,497	2,074,122
KE Holdings, Inc. (ADR)	12,955	229,822

		2,303,944

Specialized REITs (0.3%)
Crown Castle, Inc. (REIT)	30,135	3,095,769
Equinix, Inc. (REIT)	2,883	2,293,340

		5,389,109

Total Real Estate		7,693,053

Total Common Stocks (69.0%) (Cost $773,326,170)		1,329,488,830

EXCHANGE TRADED FUNDS (ETF):
Equity (30.4%)
iShares Expanded Tech Sector ETF (x)‡	1,743,256	195,837,379
Technology Select Sector SPDR Fund	768,000	194,480,640
Vanguard Information Technology ETF (x)	295,100	195,733,928

Total Exchange Traded Funds (30.4%) (Cost $48,333,640)		586,051,947

SHORT-TERM INVESTMENTS:
Investment Companies (3.3%)
BlackRock Liquidity FedFund, Institutional Shares 4.22% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 4.19% (7 day yield) (xx)	3,000,000	3,000,000
Invesco Government & Agency Portfolio, Institutional Shares 4.26% (7 day yield) (xx)	47,878,706	47,878,706
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 4.23% (7 day yield) (xx)	10,000,000	10,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 4.27% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		63,878,706

Total Short-Term Investments (3.3%) (Cost $63,878,706)		63,878,706

Total Investments in Securities (102.7%) (Cost $885,538,516)		1,979,419,483
Other Assets Less Liabilities (-2.7%)		(52,016,632)

Net Assets (100%)		$1,927,402,851

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	Affiliated company as defined under the Investment Company Act of 1940.

See Notes to Financial Statements.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the market value or fair value, as applicable, of these securities amounted to $10,987,886 or 0.6% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at June 30, 2025.
(xx)

At June 30, 2025, the Portfolio had loaned securities with a total value of $68,025,124. This was collateralized by $4,945,434 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 7/15/25 – 2/15/55 and by cash of $63,878,706 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the six months ended June 30, 2025, were as follows:

Security Description	Shares at June 30, 2025	Market Value December 31, 2024 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2025 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Expanded Tech Sector ETF (x)	1,743,256	199,343,384	31,899,095	(53,387,408)	11,348,740	6,633,568	195,837,379	200,601	—

(x)	All or a portion of security is on loan at June 30, 2025.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2025:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$205,538,485	$14,296,254	$—	$219,834,739
Consumer Discretionary	41,487,111	12,850,106	—	54,337,217
Consumer Staples	—	394,329	—	394,329
Energy	4,077,689	1,306,194	—	5,383,883
Financials	21,995,462	9,637,844	—	31,633,306
Industrials	8,890,767	11,781,376	—	20,672,143
Information Technology	856,169,366	133,370,794	—	989,540,160
Real Estate	5,618,931	2,074,122	—	7,693,053
Exchange Traded Funds	586,051,947	—	—	586,051,947
Short-Term Investments
Investment Companies	63,878,706	—	—	63,878,706

Total Assets	$1,793,708,464	$185,711,019	$—	$1,979,419,483

Total Liabilities	$—	$—	$—	$—

Total	$1,793,708,464	$185,711,019	$—	$1,979,419,483

See Notes to Financial Statements.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2025 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2025:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$2,536	$2,536

Total	$2,536	$2,536

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$86,000

Investment security transactions for the six months ended June 30, 2025 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$374,345,617
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$467,686,789

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,117,547,536
Aggregate gross unrealized depreciation	(37,716,501)

Net unrealized appreciation	$1,079,831,035

Federal income tax cost of investments in securities and derivative instruments, if applicable	$899,588,448

For the six months ended June 30, 2025, the Portfolio incurred approximately $528 as brokerage commissions with National Financial Services, LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $17,716,378)	$195,837,379
Unaffiliated Issuers (Cost $867,822,138)	1,783,582,104
Cash	5,781,865
Foreign cash (Cost $1,782)	1,864
Receivable for securities sold	14,524,306
Receivable for Portfolio shares sold	2,803,664
Dividends, interest and other receivables	739,565
Securities lending income receivable	7,043
Other assets	18,321

Total assets	2,003,296,111

LIABILITIES
Payable for return of collateral on securities loaned	63,878,706
Payable for securities purchased	9,137,018
Investment management fees payable	1,165,079
Payable for Portfolio shares repurchased	966,377
Distribution fees payable – Class IB	373,851
Administrative fees payable	181,380
Accrued expenses	190,849

Total liabilities	75,893,260

Commitments and contingent liabilities^
NET ASSETS	$1,927,402,851

Net assets were comprised of:
Paid in capital	$727,680,611
Total distributable earnings (loss)	1,199,722,240

Net assets	$1,927,402,851

Class IB
Net asset value, offering and redemption price per share, $1,896,913,009 / 47,478,241 shares outstanding (unlimited amount authorized: $0.01 par value)	$39.95

Class K
Net asset value, offering and redemption price per share, $30,489,842 / 674,174 shares outstanding (unlimited amount authorized: $0.01 par value)	$45.23

(x)	Includes value of securities on loan of $68,025,124.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends ($200,601 of dividend income received from affiliates) (net of $316,245 foreign withholding tax)	$6,526,477
Interest	166,941
Securities lending (net)	37,005

Total income	6,730,423

EXPENSES
Investment management fees	8,029,872
Distribution fees – Class IB	2,154,971
Administrative fees	1,089,806
Custodian fees	150,325
Professional fees	64,947
Printing and mailing expenses	64,921
Trustees’ fees	29,138
Miscellaneous	21,254

Gross expenses	11,605,234
Less: Waiver from investment manager	(459,770)
Voluntary waiver from investment manager	(933,519)

Net expenses	10,211,945

NET INVESTMENT INCOME (LOSS)	(3,481,522)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($11,348,740 realized gain (loss) from affiliates)	91,348,496
Forward foreign currency contracts	2,536
Foreign currency transactions	(5,994)

Net realized gain (loss)	91,345,038

Change in unrealized appreciation (depreciation) on:
Investments in securities ($6,633,568 of change in unrealized appreciation (depreciation) from affiliates)	77,535,352
Foreign currency translations	13,816

Net change in unrealized appreciation (depreciation)	77,549,168

NET REALIZED AND UNREALIZED GAIN (LOSS)	168,894,206

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$165,412,684

See Notes to Financial Statements.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,481,522)	$(7,615,987)
Net realized gain (loss)	91,345,038	235,040,579
Net change in unrealized appreciation (depreciation)	77,549,168	184,018,089

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	165,412,684	411,442,681

Distributions to shareholders:
Class IB	—	(213,669,984)
Class K	—	(3,072,956)

Total distributions to shareholders	—	(216,742,940)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 0 and 134,054 shares, respectively ]	—	5,239,210
Capital shares repurchased in connection with share class combination (Note 1) [ 0 and (1,354,154) shares, respectively ]	—	(55,943,388)
Capital shares repurchased [ 0 and (143,167) shares, respectively ]	—	(4,975,061)

Total Class IA transactions	—	(55,679,239)

Class IB
Capital shares sold [ 2,218,628 and 3,694,229 shares, respectively ]	78,524,302	136,940,842
Capital shares issued in connection with share class combination (Note 1) [ 0 and 1,443,311 shares, respectively ]	—	55,943,388
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,661,486 shares, respectively ]	—	213,669,984
Capital shares repurchased [ (4,855,494) and (9,164,610) shares, respectively ]	(172,619,306)	(339,320,896)

Total Class IB transactions	(94,095,004)	67,233,318

Class K
Capital shares sold [ 189,720 and 213,607 shares, respectively ]	7,606,503	8,728,587
Capital shares issued in reinvestment of dividends and distributions [ 0 and 72,114 shares, respectively ]	—	3,072,956
Capital shares repurchased [ (236,114) and (289,601) shares, respectively ]	(9,720,411)	(12,060,978)

Total Class K transactions	(2,113,908)	(259,435)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(96,208,912)	11,294,644

TOTAL INCREASE (DECREASE) IN NET ASSETS	69,203,772	205,994,385
NET ASSETS:
Beginning of period	1,858,199,079	1,652,204,694

End of period	$1,927,402,851	$1,858,199,079

See Notes to Financial Statements.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023	2022		2021	2020
Net asset value, beginning of period	$36.49		$32.57		$22.83	$40.59		$38.35	$29.63

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.07)		(0.16)		(0.09)	(0.16)		(0.30)	(0.18)
Net realized and unrealized gain (loss)	3.53		8.77		11.37	(14.80)		8.16	15.66

Total from investment operations	3.46		8.61		11.28	(14.96)		7.86	15.48

Less distributions:
Dividends from net investment income	—		—		—	—		—	— #
Distributions from net realized gains	—		(4.69)		(1.54)	(2.80)		(5.62)	(6.76)

Total dividends and distributions	—		(4.69)		(1.54)	(2.80)		(5.62)	(6.76)

Net asset value, end of period	$39.95		$36.49		$32.57	$22.83		$40.59	$38.35

Total return (b)	9.48%		26.13%		49.53%	(37.29)%		20.81%	53.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,896,913		$1,828,476		$1,579,236	$1,111,836		$1,890,978	$1,736,384
Ratio of expenses to average net assets:
After waivers (a)(f)	1.17	%(i)	1.18	%(r)	1.18%	1.18%		1.18%	1.19%
Before waivers (a)(f)	1.33%		1.33%		1.34%	1.33%		1.31%	1.33%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.40)%		(0.43)%		(0.30)%	(0.54)%		(0.72)%	(0.50)%
Before waivers (a)(f)	(0.56)%		(0.58)%		(0.46)%	(0.69)%		(0.84)%	(0.64)%
Portfolio turnover rate^	21	%(z)	36%		56%	67	%(h)	47%	78%

See Notes to Financial Statements.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31,
			2024		2023	2022		2021	2020
Net asset value, beginning of period	$41.25		$36.26		$25.24	$44.32		$41.33	$31.55

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03)		(0.07)		(0.01)	(0.09)		(0.21)	(0.10)
Net realized and unrealized gain (loss)	4.01		9.75		12.58	(16.19)		8.82	16.73

Total from investment operations	3.98		9.68		12.57	(16.28)		8.61	16.63

Less distributions:
Dividends from net investment income	—		—		(0.01)	—		—	(0.09)
Distributions from net realized gains	—		(4.69)		(1.54)	(2.80)		(5.62)	(6.76)

Total dividends and distributions	—		(4.69)		(1.55)	(2.80)		(5.62)	(6.85)

Net asset value, end of period	$45.23		$41.25		$36.26	$25.24		$44.32	$41.33

Total return (b)	9.65%		26.42%		49.90%	(37.13)%		21.12%	53.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$30,490		$29,723		$26,270	$17,834		$30,726	$27,958
Ratio of expenses to average net assets:
After waivers (a)(f)	0.92	%(i)	0.93	%(r)	0.93%	0.93%		0.93%	0.94%
Before waivers (a)(f)	1.08%		1.08%		1.09%	1.08%		1.06%	1.08%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	(0.16)%		(0.18)%		(0.05)%	(0.29)%		(0.47)%	(0.26)%
Before waivers (a)(f)	(0.32)%		(0.33)%		(0.21)%	(0.44)%		(0.59)%	(0.40)%
Portfolio turnover rate^	21	%(z)	36%		56%	67	%(h)	47%	78%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser.
(i)	Includes voluntary waiver from investment manager of 0.11%.
(r)	Includes voluntary waiver from investment manager of 0.04%
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Unaudited)

Note 1	Organization and Significant Accounting Policies

EQ Advisors Trust (the “Trust”) was organized as a Delaware statutory trust on October 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2025, the Trust offered one hundred ten portfolios (each a “Portfolio”). The investment adviser to each Portfolio is Equitable Investment Management Group, LLC (“EIM” or the “Adviser”), a wholly-owned subsidiary of Equitable Financial Life Insurance Company (“Equitable Financial”).

The Adviser and, as applicable, each of the investment sub-advisers (each, a “Sub-Adviser”), subject to the supervision of the Adviser, independently chooses and maintains a portfolio of securities for the Portfolio(s).

Each of the following Portfolios is a type of mutual fund often described as a “fund-of-funds”:

•

EQ/All Asset Growth Allocation Portfolio pursues its investment objective by investing exclusively in other affiliated mutual funds managed by EIM or an affiliate and unaffiliated exchange-traded funds (“ETFs”).

•

Each of the EQ/Conservative Allocation Portfolio, EQ/Conservative-Plus Allocation Portfolio, EQ/Moderate Allocation Portfolio, EQ/Moderate-Plus Allocation Portfolio and EQ/Aggressive Allocation Portfolio (each, an “EQ Allocation Portfolio” and together, the “EQ Allocation Portfolios”), the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio, Target 2045 Allocation Portfolio and Target 2055 Allocation Portfolio (each, a “Target Allocation Portfolio” and together, the “Target Allocation Portfolios”), and the EQ/Ultra Conservative Strategy Portfolio, EQ/Conservative Strategy Portfolio, EQ/Conservative Growth Strategy Portfolio, EQ/Balanced Strategy Portfolio, EQ/Moderate Growth Strategy Portfolio, EQ/Growth Strategy Portfolio and EQ/Aggressive Growth Strategy Portfolio (each, a “Strategic Allocation Series Portfolio” and together, the “Strategic Allocation Series Portfolios”) pursues its investment objective by investing exclusively in other affiliated mutual funds managed by EIM or an affiliate.

•

Each of Equitable Conservative Growth MF/ETF Portfolio, Equitable Growth MF/ETF Portfolio, and Equitable Moderate Growth MF/ETF Portfolio pursues its investment objective by investing exclusively in other affiliated mutual funds managed by EIM or an affiliate and unaffiliated investment companies and ETFs.

•

Each of the 1290 VT Moderate Growth Allocation Portfolio and 1290 VT Multi-Alternative Strategies Portfolio (each, an “ETF Portfolio” and together, the “ETF Portfolios”) pursues its investment objective by investing exclusively in unaffiliated ETFs.

For each of the above-referenced fund-of-funds Portfolios, each underlying fund’s financial statements are included in the underlying fund’s annual report on Form N-CSR, which is filed with the SEC and publicly available through the SEC’s EDGAR database (https://www.sec.gov/edgar/ searchedgar/companysearch.html).

Each of the ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio, ATM Small Cap Managed Volatility Portfolio, ATM International Managed Volatility Portfolio, EQ/500 Managed Volatility Portfolio, EQ/400 Managed Volatility Portfolio, EQ/2000 Managed Volatility Portfolio and EQ/International Managed Volatility Portfolio (each, a “Tactical Portfolio” and together, the “Tactical Portfolios”) and the 1290 VT High Yield Bond Portfolio, 1290 VT Micro Cap Portfolio, 1290 VT Small Cap Value Portfolio, EQ/ClearBridge Select Equity Managed Volatility Portfolio, EQ/Core Plus Bond Portfolio, EQ/Emerging Markets Equity PLUS Portfolio, EQ/ Franklin Small Cap Value Managed Volatility Portfolio, EQ/Global Equity Managed Volatility Portfolio, EQ/International Core Managed Volatility Portfolio, EQ/International Value Managed Volatility Portfolio, EQ/Large Cap Core Managed Volatility Portfolio, EQ/Large Cap Growth Managed Volatility Portfolio, EQ/Large Cap Value Managed Volatility Portfolio, EQ/Mid Cap Value Managed Volatility

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Portfolio, EQ/Morgan Stanley Small Cap Growth Portfolio, EQ/Quality Bond PLUS Portfolio, Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio and Multimanager Technology Portfolio may utilize multiple Sub-Advisers (each, a “Multiadviser Portfolio” and together, the “Multiadviser Portfolios”). Each of the Sub-Advisers for a Multiadviser Portfolio independently chooses and maintains a portfolio of securities for the Multiadviser Portfolio and is responsible for investing a specific allocated portion of a Multiadviser Portfolio’s assets. Because each Sub-Adviser will invest its allocated portion of the Multiadviser Portfolio independently from the other Sub-Advisers, the same security may be held in different portions of the Multiadviser Portfolio, or may be acquired for one portion of the Multiadviser Portfolio at a time when a Sub-Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Sub-Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate for its allocated portion of a Multiadviser Portfolio when another Sub-Adviser believes that continued exposure to the equity or fixed income markets is appropriate for its allocated portion of the Multiadviser Portfolio. Because each Sub-Adviser is responsible for the trading for its own portion of a Multiadviser Portfolio and does not aggregate its transactions with those of the other Sub-Adviser(s), the Multiadviser Portfolio may incur higher brokerage costs, and may have higher portfolio turnover, than would be the case if a single Sub-Adviser were managing the entire Multiadviser Portfolio.

The Trust issues three classes of shares, Class IA, Class IB and Class K, as shown in the respective Portfolio’s Statement of Assets and Liabilities. The Class IA and Class IB shares are each subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, all three classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by Equitable Financial, Equitable Financial Life and Annuity Company and other affiliated or unaffiliated insurance companies, and to the Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans and to other series of the Trust.

Effective June 21, 2024 (the “Effective Date”), the Class IA shares of each of the following Portfolios were combined with the Class IB shares of the same Portfolio (the “Combination”): EQ/All Asset Growth Allocation Portfolio, EQ/Growth Strategy Portfolio, EQ/Conservative Allocation Portfolio, EQ/Conservative-Plus Allocation Portfolio, EQ/Moderate-Plus Allocation Portfolio, EQ/ Aggressive Allocation Portfolio, 1290 VT Equity Income Portfolio, 1290 VT GAMCO Mergers & Acquisitions Portfolio, 1290 VT GAMCO Small Company Value Portfolio, 1290 VT Socially Responsible Portfolio, EQ/AB Small Cap Growth Portfolio, EQ/Capital Group Research Portfolio, EQ/ ClearBridge Large Cap Growth ESG Portfolio, EQ/ClearBridge Select Equity Managed Volatility Portfolio, EQ/Core Bond Index Portfolio, EQ/Franklin Small Cap Value Managed Volatility Portfolio, EQ/Global Equity Managed Volatility Portfolio, EQ/International Core Managed Volatility Portfolio, EQ/International Value Managed Volatility Portfolio, EQ/Invesco Comstock Portfolio, EQ/Invesco Global Portfolio, EQ/Janus Enterprise Portfolio, EQ/JPMorgan Growth Stock Portfolio, EQ/JPMorgan Value Opportunities Portfolio, EQ/Large Cap Core Managed Volatility Portfolio, EQ/Large Cap Growth Index Portfolio, EQ/Large Cap Growth Managed Volatility Portfolio, EQ/Large Cap Value Index Portfolio, EQ/Large Cap Value Managed Volatility Portfolio, EQ/Loomis Sayles Growth Portfolio, EQ/MFS International Growth Portfolio, EQ/Mid Cap Index Portfolio, EQ/Mid Cap Value Managed Volatility Portfolio, EQ/PIMCO Ultra Short Bond Portfolio, EQ/Small Company Index Portfolio, EQ/Value Equity Portfolio, Multimanager Core Bond Portfolio and Multimanager Technology Portfolio. Each Combination was effected at the relative net asset value of each share class of the relevant Portfolio. As of the Effective Date, an investor that held Class IA shares of a Portfolio was issued Class IB shares of the same Portfolio having a value equal to the value of the Class IA shares held immediately prior to the Combination. In addition, as of the Effective Date, Class IA shares of each Portfolio listed above are no longer offered. Further information on the impact of the Combination on the Portfolios’ financial statements can be found in the Statement of Changes in Net Assets for the Portfolio.

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The investment objectives of each Portfolio are as follows:

EQ/All Asset Growth Allocation Portfolio — Seeks long-term capital appreciation and current income.

EQ/Ultra Conservative Strategy Portfolio — Seeks current income.

EQ/Conservative Strategy Portfolio — Seeks a high level of current income.

EQ/Conservative Growth Strategy Portfolio — Seeks current income and growth of capital, with greater emphasis on current income.

EQ/Balanced Strategy Portfolio — Seeks long-term capital appreciation and current income.

EQ/Moderate Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

EQ/Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

EQ/Aggressive Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

EQ/Conservative Allocation Portfolio — Seeks to achieve a high level of current income.

EQ/Conservative-Plus Allocation Portfolio — Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

EQ/Moderate Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income.

EQ/Moderate-Plus Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

EQ/Aggressive Allocation Portfolio — Seeks to achieve long-term capital appreciation.

Equitable Conservative Growth MF/ETF Portfolio — Seeks to achieve total return from long-term capital appreciation and income, with greater emphasis on current income.

Equitable Moderate Growth MF/ETF Portfolio — Seeks long-term capital appreciation and current income, with greater emphasis on current income.

Equitable Growth MF/ETF Portfolio — Seeks long-term capital appreciation and current income, with greater emphasis on capital appreciation.

Target 2015 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2025 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2035 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2045 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2055 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

1290 VT Moderate Growth Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility.

1290 VT Multi-Alternative Strategies Portfolio — Seeks long-term growth of capital.

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1290 VT Convertible Securities Portfolio (sub-advised by SSGA Funds Management, Inc. (“SSGA FM”)) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Convertible Liquid Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg U.S. Convertible Liquid Bond Index.

1290 VT DoubleLine Opportunistic Bond Portfolio (sub-advised by DoubleLine Capital LP (“DoubleLine”)) — Seeks to maximize current income and total return.

1290 VT Equity Income Portfolio (sub-advised by Barrow, Hanley, Mewhinney & Strauss, LLC d/ b/a Barrow Hanley Global Investors) — Seeks a combination of growth and income to achieve an above-average and consistent total return.

1290 VT GAMCO Mergers & Acquisitions Portfolio (sub-advised by GAMCO Asset Management, Inc. (“GAMCO”)) — Seeks to achieve capital appreciation.

1290 VT GAMCO Small Company Value Portfolio (sub-advised by GAMCO) — Seeks to maximize capital appreciation.

1290 VT High Yield Bond Portfolio (sub-advised by AXA Investment Managers US Inc. (“AXA IM”) and Post Advisory Group, LLC) — Seeks to maximize current income.

1290 VT Micro Cap Portfolio (sub-advised by BlackRock Investment Management, LLC (“BlackRock”) and Lord, Abbett & Co. LLC (“Lord Abbett”)) — Seeks to achieve long-term growth of capital.

1290 VT Natural Resources Portfolio (sub-advised by AllianceBernstein L.P. (“AB”), an affiliate of EIM) — Seeks to achieve long-term growth of capital.

1290 VT Real Estate Portfolio (sub-advised by AB) — Seeks to provide long-term capital appreciation and current income.

1290 VT Small Cap Value Portfolio (sub-advised by BlackRock and Horizon Kinetics Asset Management LLC) — Seeks to achieve long-term growth of capital.

1290 VT SmartBeta Equity ESG Portfolio, (sub-advised by AXA IM) — Seeks to achieve long-term capital appreciation.

1290 VT Socially Responsible Portfolio (sub-advised by BlackRock) — Seeks to achieve long-term capital appreciation.

ATM Large Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Mid Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Small Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM International Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/500 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/400 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve

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long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/2000 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/International Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/AB Dynamic Aggressive Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income, with a greater emphasis on growth of capital.

EQ/AB Dynamic Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income, with a greater emphasis on growth of capital.

EQ/AB Dynamic Moderate Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income.

EQ/AB Short Duration Government Bond Portfolio (sub-advised by AB) — Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk.

EQ/AB Small Cap Growth Portfolio (sub-advised by AB) — Seeks to achieve long-term growth of capital.

EQ/AB Sustainable U.S. Thematic Portfolio (sub-advised by AB) — Seeks to achieve long-term growth of capital.

EQ/American Century Mid Cap Value Portfolio (sub-advised by American Century Investment Management, Inc. (“American Century”)) — Seeks to achieve long-term capital growth. Income is a secondary objective.

EQ/American Century Moderate Growth Allocation Portfolio (sub-advised by American Century) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Capital Group Research Portfolio (sub-advised by Capital International, Inc. (“Capital International”)) — Seeks to achieve long-term growth of capital.

EQ/ClearBridge Large Cap Growth ESG Portfolio (sub-advised by ClearBridge Investments, LLC (“ClearBridge”)) — Seeks to achieve long-term capital growth.

EQ/ClearBridge Select Equity Managed Volatility Portfolio (sub-advised by BlackRock and ClearBridge) — Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Common Stock Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.

EQ/Core Bond Index Portfolio (sub-advised by SSGA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Intermediate Government/Credit Bond Index (“Intermediate Government Credit Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Credit Index.

EQ/Core Plus Bond Portfolio (sub-advised by AXA IM, Brandywine Global Investment Management, LLC and Loomis, Sayles & Company, L.P. (“Loomis Sayles”)) — Seeks to achieve high total return through a combination of current income and capital appreciation.

EQ/Emerging Markets Equity PLUS Portfolio (sub-advised by AB and EARNEST Partners, LLC (“EARNEST”)) — Seeks to achieve long-term growth of capital.

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EQ/Equity 500 Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Composite Stock Index (“S&P 500® Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P 500® Index.

EQ/Fidelity Institutional AM® Large Cap Portfolio (sub-advised by FIAM LLC (“FIAM”)) — Seeks to achieve long-term capital appreciation.

EQ/Franklin Moderate Allocation Portfolio (sub-advised by Franklin Advisers, Inc. (“Franklin Advisers”)) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Franklin Rising Dividends Portfolio (sub-advised by Franklin Advisers) — Seeks to achieve long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

EQ/Franklin Small Cap Value Managed Volatility Portfolio (sub-advised by BlackRock and Franklin Mutual Advisers, LLC) — Seeks to achieve long-term total return with an emphasis on risk- adjusted returns and managing volatility in the Portfolio.

EQ/Global Equity Managed Volatility Portfolio (sub-advised by BlackRock, Morgan Stanley Investment Management, Inc. (“MSIM”) and Invesco Advisers, Inc. (“Invesco”) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Goldman Sachs Growth Allocation Portfolio (sub-advised by Goldman Sachs Asset Management, L.P. (“GSAM”)) — Seeks to achieve long-term capital appreciation under normal market conditions, while focusing on the preservation of capital in distressed market environments.

EQ/Goldman Sachs Mid Cap Value Portfolio (sub-advised by GSAM) — Seeks to achieve long-term capital appreciation.

EQ/Goldman Sachs Moderate Growth Allocation Portfolio (sub-advised by GSAM) — Seeks to achieve long-term capital appreciation under normal market conditions, while focusing on the preservation of capital in distressed market environments.

EQ/Intermediate Corporate Bond Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Credit Corporate 5-10 Year Index (“Corporate Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Corporate Bond Index.

EQ/Intermediate Government Bond Portfolio (sub-advised by SSGA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Intermediate Government Bond Index (“Intermediate Government Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Bond Index.

EQ/International Core Managed Volatility Portfolio (sub-advised by BlackRock, EARNEST, Federated Global Investment Management Corp. and Massachusetts Financial Services Company d/ b/a MFS Investment Management (“MFS”)) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/International Equity Index Portfolio (sub-advised by AB) — Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ EuroSTOXX 50® Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.

EQ/International Value Managed Volatility Portfolio (sub-advised by BlackRock and Harris Associates LP) — Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

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EQ/Invesco Comstock Portfolio (sub-advised by Invesco) — Seeks to achieve capital growth and income.

EQ/Invesco Global Portfolio (sub-advised by Invesco) — Seeks to achieve capital appreciation.

EQ/Invesco Global Real Assets Portfolio (sub-advised by Invesco) — Seeks to achieve total return through growth of capital and current income.

EQ/Invesco Moderate Allocation Portfolio (sub-advised by Invesco) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Invesco Moderate Growth Allocation Portfolio (sub-advised by Invesco) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Janus Enterprise Portfolio (sub-advised by Janus Henderson Investors US LLC) — Seeks to achieve capital growth.

EQ/JPMorgan Growth Allocation Portfolio (sub-advised by J.P. Morgan Investment Management, Inc. (“JPMorgan”)) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/JPMorgan Growth Stock Portfolio (sub-advised by JPMorgan) — Seeks to achieve long-term capital appreciation.

EQ/JPMorgan Value Opportunities Portfolio (sub-advised by JPMorgan) — Seeks to achieve long-term capital appreciation.

EQ/Large Cap Core Managed Volatility Portfolio (sub-advised by BlackRock, Capital International, GQG Partners LLC and Vaughan Nelson Investment Management) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Large Cap Growth Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends, at a risk level consistent with the Russell 1000® Growth Index.

EQ/Large Cap Growth Managed Volatility Portfolio (sub-advised by BlackRock, HS Management Partners, LLC, Loomis Sayles, Polen Capital Management, LLC and JPMorgan) — Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Large Cap Value Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.

EQ/Large Cap Value Managed Volatility Portfolio (sub-advised by AB, Aristotle Capital Management, LLC (“Aristotle Capital”) and MFS) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Lazard Emerging Markets Equity Portfolio (sub-advised by Lazard Asset Management LLC) — Seeks to achieve long-term capital appreciation.

EQ/Long-Term Bond Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Long Government/ Credit Bond Index (“Long Government/Credit Index”), including reinvestment of dividends, at a risk level consistent with that of the Long Government/Credit Index.

EQ/Loomis Sayles Growth Portfolio (sub-advised by Loomis Sayles) — Seeks to achieve capital appreciation.

EQ/MFS International Growth Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

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EQ/MFS International Intrinsic Value Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/MFS Mid Cap Focused Growth Portfolio (sub-advised by MFS) — Seeks to provide growth of capital.

EQ/MFS Technology Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/MFS Utilities Series Portfolio (sub-advised by MFS) — Seeks to achieve total return.

EQ/Mid Cap Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400® Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400® Index.

EQ/Mid Cap Value Managed Volatility Portfolio (sub-advised by BlackRock, Diamond Hill Capital Management, Inc., and Wellington Management Company, LLP (“Wellington”)) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Money Market Portfolio (sub-advised by Dreyfus, a division of Mellon Investments Corporation (“Dreyfus”)) — Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

EQ/Morgan Stanley Small Cap Growth Portfolio (sub-advised by BlackRock and MSIM) — Seeks to achieve long-term growth of capital.

EQ/PIMCO Global Real Return Portfolio (sub-advised by Pacific Investment Management Company LLC (“PIMCO”)) — Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Real Return Portfolio (sub-advised by PIMCO) — Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Total Return ESG Portfolio (sub-advised by PIMCO) — Seeks to achieve maximum total return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Ultra Short Bond Portfolio (sub-advised by PIMCO) — Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.

EQ/Quality Bond PLUS Portfolio (sub-advised by AB and PIMCO) — Seeks to achieve high current income consistent with moderate risk to capital.

EQ/Small Company Index Portfolio (sub-advised by AB) — Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.

EQ/T. Rowe Price Health Sciences Portfolio (sub-advised by T. Rowe Price Associates, Inc. (“T. Rowe Price”)) — Seeks to achieve long-term capital appreciation.

EQ/Value Equity Portfolio (sub-advised by Aristotle Capital) — Seeks to achieve capital appreciation.

EQ/Wellington Energy Portfolio (sub-advised by Wellington) — Seeks to provide capital growth and appreciation.

Multimanager Aggressive Equity Portfolio (sub-advised by AB, 1832 Asset Management U.S. Inc., T. Rowe Price and Westfield Capital Management Company, L.P.) — Seeks to achieve long-term growth of capital.

Multimanager Core Bond Portfolio (sub-advised by BlackRock Financial Management, Inc., DoubleLine, PIMCO and SSGA FM) — Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.

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Multimanager Technology Portfolio (sub-advised by AB, FIAM and Wellington) — Seeks to achieve long-term growth of capital.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Portfolios are investment companies and, accordingly, follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ Stock Market will be valued using the NASDAQ Official Closing Price (“NOCP”). Other unlisted stocks are generally valued at their last sale price or official closing price, or, if there is no such price, at a bid price estimated by a broker.

Corporate and municipal bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing services may utilize many inputs that are observable in making evaluations which may include, but are not limited to, trading activity for similar securities, issuer details, yields, default rates, credit spreads, quoted prices and any developments related to the specific securities. However, when such prices are not available, such bonds and notes are generally fair valued at a bid price estimated by a broker.

Convertible preferred stocks listed on national securities exchanges are generally valued as of their last sale price or official closing price on the date of valuation or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are generally valued using prices obtained from a pricing service for such investments or, if a pricing service price is not available, fair valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are generally valued at evaluated prices obtained from a pricing service where available, or fair valued at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes may be obtained from a broker and converted to a price.

Options that are traded on an exchange are generally valued at their last sale price or official closing price on the date of valuation or, if there is no sale, at the latest available bid price. Options not traded on an exchange or not actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are generally valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker- dealers, yield curves and the spread over comparable U.S. Treasury issues in making evaluations. Debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost.

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Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are generally valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end investment companies (other than ETFs) held by a Portfolio are generally valued at the net asset value (“NAV”) of the shares of such funds as described in the underlying funds’ prospectuses.

Futures contracts are generally valued at their last settlement price or, if there is no settlement price, at the latest available bid price.

Forward foreign currency contracts are generally valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency rates gathered from leading market makers and foreign currency trading centers throughout the world in making evaluations. Forward foreign currency contracts may be settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Centrally cleared swaps are priced using the value determined by the central counterparty at the end of the day, which price may be provided to the Portfolios by an approved pricing service. With respect to over-the-counter swaps and centrally cleared swaps where the central counterparty price is unavailable, a price provided by an approved pricing service will be used. Central counterparties and approved pricing services may utilize evaluation techniques including fair value pricing models to provide pricing information.

In accordance with Rule 2a-5 under the 1940 Act, the Board of Trustees (the “Board”) of the Trust has designated EIM, the investment adviser to the Trust, as the Portfolios’ valuation designee (the “Valuation Designee”). As Valuation Designee, EIM, subject to the oversight of the Board, is responsible for determining in good faith the fair value of Portfolio investments for which market quotations are not readily available or are believed by EIM to be unreliable. In these circumstances, a Portfolio may use a fair value estimate made according to methods EIM has approved in the good- faith belief that the resulting valuation will reflect the fair value of the security. EIM’s day-to-day responsibilities as Valuation Designee are performed by a valuation committee established by EIM (the “Committee”).

Equitable Investment Management, LLC (the “Administrator”), an affiliate of EIM, oversees the calculation of the NAV of the Portfolios and their respective share classes. The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain duties, including the calculation of the Portfolios’ NAVs.

Due to the inherent uncertainty of the valuation of securities for which market quotations are not readily available, the fair value of such securities may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of each Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of June 30, 2025, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

1340

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025 (Unaudited)

Transfers into and transfers out of Level 3, if any, are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or an increase in, available observable market inputs to determine price.

The inputs or methodology used to fair value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to fair value securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost provided that certain conditions are met, including that the Board continues to believe that the amortized cost valuation method fairly reflects the market-based NAV per share of the Portfolio. The EQ/Money Market Portfolio seeks to maintain a stable NAV per share of $1.00, but there can be no assurance that it will be able to do so.

Events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV.

Security Transactions and Investment Income:

Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Portfolio’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income, and the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Portfolio’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.

1341

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025 (Unaudited)

Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.

As a result of several court rulings in certain European countries, the Portfolios may also file withholding tax reclaims in certain jurisdictions to recover all or a portion of amounts withheld in prior periods that may now be reclaimable. Any payments received on such withholding tax reclaims are included in Other Income in the Statements of Operations and are recorded when the amount is known and there are no significant uncertainties on collectability.

For certain securities, including a real estate investment trust (“REIT”), a Portfolio records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Portfolio will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Portfolio.

A Portfolio records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise, it is recorded as an adjustment to realized gain (losses) from transactions in investment securities in the Statement of Operations. These characterizations are reflected in the accompanying financial statements.

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees, which are charged on a class-specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) Market value or fair value, as applicable, of investment securities, other assets and liabilities — at the valuation date.

(ii) Purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

1342

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025 (Unaudited)

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Portfolio’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

Taxes:

Each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no federal, state and local income tax provisions are required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2024, the Portfolios did not incur any interest or penalties. Each of the tax years in the four-year period ended December 31, 2024 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios (EQ/Money Market Portfolio declares and distributes daily and Multimanager Core

Bond Portfolio declares and distributes monthly). Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of a Portfolio to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. The cumulative significant differences related to the tax composition of undistributed ordinary income and long term gains include dividends and distributions payable, if any, as disclosed in the Statement of Assets and Liabilities, late-year capital loss deferrals and capital loss carry forwards, if any, as disclosed below. Differences in distributable earnings on a U.S. GAAP and tax accounting basis primarily relate to the following:

Differences related to:	1256 Mark to market contracts	Capital loss carryforwards	Conversion transactions	Deferral of losses on offsetting positions	Investments in passive foreign investment companies	Partnership basis adjustments	Post-October loss deferrals	Contingent payment debt instruments	Wash sale loss deferrals
EQ/All Asset Growth Allocation						x
EQ/Moderate- Plus Allocation			x
EQ/Aggressive Allocation			x
1290 VT Moderate Growth Allocation									x

1343

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025 (Unaudited)

Differences related to:	1256 Mark to market contracts	Capital loss carryforwards	Conversion transactions	Deferral of losses on offsetting positions	Investments in passive foreign investment companies	Partnership basis adjustments	Post-October loss deferrals	Contingent payment debt instruments	Wash sale loss deferrals
1290 VT Multi-Alternative Strategies		x				x
1290 VT Convertible Securities		x						x
1290 VT DoubleLine Opportunistic Bond		x
1290 VT High Yield Bond		x
1290 VT Micro Cap		x							x
1290 VT Natural Resources		x							x
1290 VT Real Estate		x			x		x		x
ATM Large Cap Managed Volatility				x
ATM Mid Cap Managed Volatility	x			x
ATM Small Cap Managed Volatility	x			x
ATM International Managed Volatility				x	x
EQ/500 Managed Volatility				x
EQ/400 Managed Volatility	x			x
EQ/2000 Managed Volatility	x			x
EQ/International Managed Volatility				x	x
EQ/AB Dynamic Aggressive Growth	x			x
EQ/AB Dynamic Growth				x
EQ/AB Dynamic Moderate Growth				x
EQ/AB Short Duration Government Bond		x
EQ/AB Sustainable U.S. Thematic		x
EQ/American Century Moderate Growth Allocation									x
EQ/Capital Group Research					x
EQ/ClearBridge Select Equity Managed Volatility		x		x
EQ/Core Bond Index		x
EQ/Core Plus Bond		x					x
EQ/Emerging Markets Equity PLUS		x			x
EQ/Franklin Moderate Allocation		x		x

1344

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025 (Unaudited)

Differences related to:	1256 Mark to market contracts	Capital loss carryforwards	Conversion transactions	Deferral of losses on offsetting positions	Investments in passive foreign investment companies	Partnership basis adjustments	Post-October loss deferrals	Contingent payment debt instruments	Wash sale loss deferrals
EQ/Franklin Rising Dividends
EQ/Franklin Small Cap Value Managed Volatility	x			x
EQ/Global Equity Managed Volatility				x	x
EQ/Goldman Sachs Growth Allocation	x			x
EQ/Goldman Sachs Moderate Growth Allocation	x	x		x
EQ/Intermediate Government Bond		x
EQ/International Core Managed Volatility				x	x				x
EQ/International Equity Index		x			x
EQ/International Value Managed Volatility				x	x
EQ/Invesco Moderate Allocation	x			x			x
EQ/Invesco Moderate Growth Allocation	x			x			x
EQ/JPMorgan Growth Allocation	x
EQ/Large Cap Core Managed Volatility				x
EQ/Large Cap Growth Managed Volatility				x
EQ/Large Cap Value Managed Volatility				x					x
EQ/Long-Term Bond		x					x
EQ/MFS Utilities Series	x
EQ/Mid Cap Value Managed Volatility	x			x					x
EQ/Morgan Stanley Small Cap Growth		x							x
EQ/PIMCO Global Real Return	x	x							x
EQ/PIMCO Real Return							x		x
EQ/PIMCO Total Return ESG		x					x		x
EQ/PIMCO Ultra Short Bond									x
EQ/Quality Bond PLUS		x							x
EQ/Small Company Index					x
EQ/T. Rowe Price Health Sciences					x
EQ/Wellington Energy		x

1345

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025 (Unaudited)

Differences related to:	1256 Mark to market contracts	Capital loss carryforwards	Conversion transactions	Deferral of losses on offsetting positions	Investments in passive foreign investment companies	Partnership basis adjustments	Post-October loss deferrals	Contingent payment debt instruments	Wash sale loss deferrals
Multimanager Aggressive Equity	x			x					x
Multimanager Core Bond		x							x
Multimanager Technology									x

Differences related to:	Reclassification of dividends received from fund of fund investments	Reclassification of gains and losses from foreign currency transactions	Reclassification of gains from investment in passive foreign investment companies	Partnership basis adjustments	Net operating losses
EQ/All Asset Growth Allocation	x
EQ/Conservative Growth Strategy	x
EQ/Balanced Strategy	x
EQ/Moderate Growth Strategy	x
EQ/Growth Strategy	x
EQ/Aggressive Growth Strategy	x
EQ/Moderate Allocation	x
EQ/Moderate-Plus Allocation	x
EQ/Aggressive Allocation	x
1290 VT Multi-Alternative Strategies				x
1290 VT Micro Cap			x
EQ/Capital Group Research			x
EQ/Core Plus Bond		x
EQ/MFS Mid Cap Focused Growth					x
EQ/PIMCO Global Real Return		x
EQ/PIMCO Real Return		x

The tax character of distributions for the years ended December 31, 2024 and December 31, 2023 and the tax composition of undistributed ordinary income and undistributed long-term gains at December 31, 2024 are presented in the following table:

	Year Ended December 31, 2024		As of December 31, 2024		Year Ended December 31, 2023
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
EQ/All Asset Growth Allocation	$10,557,393	$11,115,276	$167,683	$14,816,559	$7,051,255	$8,346,000
EQ/Ultra Conservative Strategy	60,661,958	24,705,136	376,651	18,545,454	57,499,372	6,616,186
EQ/Conservative Strategy	17,295,515	6,118,023	266,172	13,872,868	9,908,668	1,117,113
EQ/Conservative Growth Strategy	32,782,002	38,326,417	224,604	48,509,382	17,318,263	14,440,234
EQ/Balanced Strategy	90,405,340	132,422,534	135,862	166,310,114	47,418,931	29,965,329
EQ/Moderate Growth Strategy	146,267,970	310,911,285	417,369	339,298,920	76,531,174	130,106,958
EQ/Growth Strategy	121,324,076	240,362,556	347,470	323,940,292	61,249,890	99,242,116
EQ/Aggressive Growth Strategy	137,323,412	184,792,663	661,425	400,814,380	69,679,240	101,603,028
EQ/Conservative Allocation	20,316,483	12,083,964	882	13,541,175	17,682,495	6,005,672
EQ/Conservative-Plus Allocation	22,778,493	30,860,665	—	30,248,501	17,581,435	18,532,796
EQ/Moderate Allocation	150,688,325	206,913,175	98,156	230,823,120	106,497,397	116,108,982
EQ/Moderate-Plus Allocation	181,682,455	373,503,833	294,207	400,182,770	112,863,444	200,266,349
EQ/Aggressive Allocation	73,409,150	165,251,164	673,993	236,623,765	42,951,509	86,818,000
Equitable Conservative Growth MF/ETF	2,601,655	585,070	46,650	456,449	1,837,337	—
Equitable Moderate Growth MF/ETF	519,956	—	13,024	104,326	349,526	—
Equitable Growth MF/ETF	352,437	—	16,930	192,630	290,508	—

1346

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025 (Unaudited)

	Year Ended December 31, 2024		As of December 31, 2024		Year Ended December 31, 2023
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
Target 2015 Allocation	$916,190	$1,626,539	$4,302	$419,056	$679,528	$1,320,370
Target 2025 Allocation	3,678,553	9,592,974	69,345	3,414,464	2,906,524	4,650,599
Target 2035 Allocation	5,376,187	5,450,102	9,680	5,617,157	3,813,995	3,293,888
Target 2045 Allocation	4,341,260	3,800,105	23,398	4,925,116	3,000,350	3,272,817
Target 2055 Allocation	1,767,949	1,386,857	—	2,858,158	1,291,765	965,690
1290 VT Moderate Growth Allocation	3,501,275	32,631	448,564	64,302	2,557,933	20,676
1290 VT Multi-Alternative Strategies	222,030	—	31,110	—	264,269	23,774
1290 VT Convertible Securities	875,893	—	34,370	—	1,084,024	—
1290 VT DoubleLine Opportunistic Bond	25,295,454	—	—	—	23,182,458	—
1290 VT Equity Income	13,753,827	33,250,667	176,108	7,553,581	11,532,374	29,172,945
1290 VT GAMCO Mergers & Acquisitions	6,772,010	3,516,721	352,946	781,203	6,820,135	1,085,168
1290 VT GAMCO Small Company Value	24,971,001	263,329,609	—	56,470,545	24,143,070	229,436,887
1290 VT High Yield Bond	15,109,326	—	50,368	—	13,770,246	—
1290 VT Micro Cap	792,842	—	—	—	1,078,839	—
1290 VT Natural Resources	928,469	—	—	—	1,233,251	—
1290 VT Real Estate	1,070,018	—	—	—	1,017,550	—
1290 VT Small Cap Value	7,570,837	24,979,040	—	18,741,948	6,465,071	30,487,981
1290 VT SmartBeta Equity ESG	6,122,725	19,019,869	1,206,496	6,377,911	4,473,973	3,818,544
1290 VT Socially Responsible	1,278,188	11,996,209	—	3,684,505	1,660,173	5,015,623
ATM Large Cap Managed Volatility	65,472,390	485,421,684	3,088,505	78,631,731	40,763,131	220,068,202
ATM Mid Cap Managed Volatility	10,137,802	20,742,668	1,636,186	4,877,456	4,808,556	4,793,204
ATM Small Cap Managed Volatility	23,310,840	68,358,115	3,389,720	375,902	13,538,226	14,988,342
ATM International Managed Volatility	35,752,128	23,987,201	318,065	4,246,726	30,482,819	—
EQ/500 Managed Volatility	189,330,987	1,188,014,535	7,656,416	227,236,739	119,032,048	443,207,128
EQ/400 Managed Volatility	26,409,851	58,859,309	4,522,684	13,183,743	13,755,787	18,185,752
EQ/2000 Managed Volatility	76,556,313	199,911,921	9,904,257	3,989,362	44,339,546	28,468,735
EQ/International Managed Volatility	58,276,853	21,195,904	3,684,713	—	45,925,737	—
EQ/AB Dynamic Aggressive Growth	18,609,441	5,172,188	—	476,963	4,854,868	—
EQ/AB Dynamic Growth	14,614,588	5,160,566	616,878	2,600,862	7,471,184	—
EQ/AB Dynamic Moderate Growth	41,911,843	80,283,701	6,902,709	32,092,483	15,862,272	4,290,362
EQ/AB Short Duration Government Bond	35,133,908	—	26,069	—	24,135,265	—
EQ/AB Small Cap Growth	54,470,566	131,505,331	48,408	30,363,788	5,683,156	2,902,030
EQ/AB Sustainable U.S. Thematic	50,602	—	—	—	62,264	—
EQ/American Century Mid Cap Value	22,425,983	22,733,302	1,906,028	8,392,164	18,614,708	13,356,759
EQ/American Century Moderate Growth Allocation	4,873,951	1,212,781	100,739	—	1,766,524	—
EQ/Capital Group Research	11,395,656	72,959,614	911,654	2,482,661	1,803,254	26,124,961
EQ/ClearBridge Large Cap Growth ESG	447,184	30,344,601	252,654	7,277,786	1,458,991	11,182,695
EQ/ClearBridge Select Equity Managed Volatility	3,049,956	—	—	—	4,512,241	—
EQ/Common Stock Index	59,439,591	480,338,342	1,461,766	97,654,955	70,072,707	255,762,570
EQ/Core Bond Index	141,387,993	—	344,559	—	112,329,367	—
EQ/Core Plus Bond	38,814,654	—	981,886	—	18,521,956	—
EQ/Emerging Markets Equity PLUS	2,174,081	—	—	—	2,207,191	—
EQ/Equity 500 Index	98,891,838	204,858,989	950,358	77,219,184	94,049,148	67,692,848
EQ/Fidelity Institutional AM® Large Cap	15,263,809	74,955,696	—	32,354,757	4,491,977	24,279,079
EQ/Franklin Moderate Allocation	4,869,698	—	271,488	—	3,756,285	—
EQ/Franklin Rising Dividends	3,362,057	9,604,450	12,953	5,837,720	4,314,077	264,466
EQ/Franklin Small Cap Value Managed Volatility	9,201,420	16,963,145	—	4,488,123	5,505,480	5,814,916

1347

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025 (Unaudited)

	Year Ended December 31, 2024		As of December 31, 2024		Year Ended December 31, 2023
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
EQ/Global Equity Managed Volatility	$45,869,930	$154,715,257	$4,817,044	$36,159,590	$15,157,872	$66,101,967
EQ/Goldman Sachs Growth Allocation	22,998,909	5,530,501	2,948,539	504,062	7,758,678	—
EQ/Goldman Sachs Mid Cap Value	4,859,402	3,597,987	1,263,347	1,207,812	2,590,743	3,588,520
EQ/Goldman Sachs Moderate Growth Allocation	19,052,341	—	17,584	—	16,389,073	—
EQ/Intermediate Corporate Bond	105,461,183	844,103	52,420	4,390,105	16,063,545	—
EQ/Intermediate Government Bond	115,320,096	—	303,339	—	131,381,395	—
EQ/International Core Managed Volatility	36,170,970	45,413,402	2,303,278	5,963,932	21,017,251	9,125,818
EQ/International Equity Index	51,176,734	—	670,360	—	45,181,812	—
EQ/International Value Managed Volatility	40,266,266	35,671,239	2,051,360	3,600,112	21,672,482	—
EQ/Invesco Comstock	6,287,947	25,007,140	885,350	697,093	5,889,804	19,559,459
EQ/Invesco Global	—	23,270,139	—	10,446,703	2,297	3,350,941
EQ/Invesco Global Real Assets	5,337,780	—	—	—	10,148,446	—
EQ/Invesco Moderate Allocation	7,346,277	4,008,784	7,031	—	5,399,947	—
EQ/Invesco Moderate Growth Allocation	8,634,247	—	11,283	—	6,649,691	—
EQ/Janus Enterprise	2,905,936	108,878,470	951,657	13,439,218	3,826,195	90,309,362
EQ/JPMorgan Growth Allocation	32,796,012	13,546,277	3,491,344	2,532,246	12,884,324	—
EQ/JPMorgan Growth Stock	17,341,601	119,449,181	2,506,599	50,798,779	1,317	303,459,177
EQ/JPMorgan Value Opportunities	109,454,744	34,358,388	18,045,642	4,647,377	21,058,417	40,004,381
EQ/Large Cap Core Managed Volatility	64,013,088	309,351,561	5,004,285	43,121,313	48,433,453	142,388,375
EQ/Large Cap Growth Index	8,695,130	171,497,873	2,099,090	1,634,647	4,755,671	76,979,003
EQ/Large Cap Growth Managed Volatility	80,879,284	494,218,920	10,091,630	127,210,587	26,240,258	340,604,362
EQ/Large Cap Value Index	14,024,795	42,329,874	—	2,705,908	24,750,744	10,198,808
EQ/Large Cap Value Managed Volatility	102,156,458	304,371,624	4,355,535	26,263,247	108,746,891	149,680,690
EQ/Lazard Emerging Markets Equity	20,276,550	13,646,208	—	572,934	15,283,642	356,752
EQ/Long-Term Bond	105,585,442	—	144,508	—	85,555,252	—
EQ/Loomis Sayles Growth	358,478	147,198,174	—	14,723,488	2,890,209	30,485,201
EQ/MFS International Growth	11,478,685	76,093,429	1,431,730	44,600,058	30,648,088	31,969,460
EQ/MFS International Intrinsic Value	21,807,734	68,134,895	733,219	1,644,522	15,750,640	16,841,864
EQ/MFS Mid Cap Focused Growth	—	43,649,504	—	449,607	—	4,567,757
EQ/MFS Technology	19,447,746	88,515,658	8,749,512	8,597,340	—	—
EQ/MFS Utilities Series	3,298,852	2,946,769	1,037,109	471,656	4,315,693	3,896,984
EQ/Mid Cap Index	49,881,357	132,437,185	13,225,858	30,151,637	25,120,104	87,077,428
EQ/Mid Cap Value Managed Volatility	50,466,645	150,024,850	6,141,882	17,119,974	37,578,886	62,251,839
EQ/Money Market	108,364,697	—	11,751	—	88,923,225	—
EQ/Morgan Stanley Small Cap Growth	260,803	—	33,615	—	507,545	—
EQ/PIMCO Global Real Return	595,736	—	1,471,572	—	663,555	—
EQ/PIMCO Real Return	5,090,112	—	—	—	2,074,112	—
EQ/PIMCO Total Return ESG	11,071,896	—	542,540	—	6,812,332	—
EQ/PIMCO Ultra Short Bond	38,552,124	—	—	—	33,299,376	—
EQ/Quality Bond PLUS	34,918,888	—	445,549	—	25,777,743	—
EQ/Small Company Index	23,073,557	84,985,198	2,953,001	5,780,346	15,017,519	42,818,593
EQ/T. Rowe Price Health Sciences	503,430	8,680,440	—	1,422,608	556,118	3,860,047
EQ/Value Equity	16,047,408	55,777,261	—	4,547,625	17,960,794	2,647,461
EQ/Wellington Energy	3,586,026	—	—	—	4,419,289	—
Multimanager Aggressive Equity	59,850,578	180,493,548	36,816,464	38,198,506	5,146,300	30,820,220
Multimanager Core Bond	30,953,597	—	—	—	25,844,280	—
Multimanager Technology	57,589,323	159,153,617	6,551,712	25,467,264	2,892,719	71,519,385

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The following Portfolios had a Return of Capital during the year ended December 31, 2024:

Portfolios:	Return of Capital
1290 VT DoubleLine Opportunistic Bond	$41,185
1290 VT Micro Cap	14,157
1290 VT Natural Resources	734
1290 VT Real Estate	56,140
EQ/AB Sustainable U.S. Thematic	488
EQ/ClearBridge Select Equity Managed Volatility	3,192
EQ/Emerging Markets Equity PLUS	19,594
EQ/Invesco Global Real Assets	126,224
EQ/PIMCO Real Return	888,724
EQ/PIMCO Ultra Short Bond	79,970
EQ/Wellington Energy	103,538
Multimanager Core Bond	597,484

The following Portfolios had a Return of Capital during the year ended December 31, 2023:

Portfolios:	Return of Capital
1290 VT Multi-Alternative Strategies	$24,178
EQ/PIMCO Global Real Return	1,535,826

The following Portfolios have an India capital gains tax capital loss carryforward of approximately:

Portfolio:	INR (as of March 31, 2025)	Converted to USD (as of June 30, 2025)
EQ/Emerging Markets Equity PLUS	10,076,754	117,499

The following Portfolios utilized net capital loss carryforwards during 2024 and/or have losses incurred that will be carried forward indefinitely as follows:

	Utilized		Losses carried forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
EQ/Conservative Strategy	$453,478	$2,447,876	$—	$—
Equitable Conservative Growth MF/ETF	364,400	—	—	—
Equitable Moderate Growth MF/ETF	281,158	—	—	—
Equitable Growth MF/ETF	250,755	75,854	—	—
1290 VT Multi-Alternative Strategies	—	39,164	62,263	576,219
1290 VT Convertible Securities	179,819	—	—	3,194,161
1290 VT DoubleLine Opportunistic Bond	3,395,522	—	27,515,327	36,627,393
1290 VT High Yield Bond	388,847	—	2,430,201	20,554,559
1290 VT Micro Cap	17,349,404	—	7,536,516	—
1290 VT Natural Resources	—	—	564,988	3,785,967
1290 VT Real Estate	—	—	—	430,011
ATM International Managed Volatility	8,871,015	273,429	—	—
EQ/International Managed Volatility	2,018,554	980,426	—	—
EQ/AB Dynamic Growth	6,070,982	2,106,731	—	—
EQ/AB Short Duration Government Bond	856,581	—	1,978,586	9,663,741
EQ/AB Sustainable U.S. Thematic	372,053	—	1,312	409,934
EQ/American Century Moderate Growth Allocation	149,459	—	—	—

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	Utilized		Losses carried forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
EQ/ClearBridge Select Equity Managed Volatility	$7,569,201	$25,286,700	$21,269,550	$—
EQ/Core Bond Index	—	—	12,101,130	118,928,162
EQ/Core Plus Bond	5,375,902	—	40,638,291	55,736,531
EQ/Emerging Markets Equity PLUS	35,747	—	654,767	2,351,149
EQ/Franklin Moderate Allocation	115,446	—	7,966,581	7,773,422
EQ/Goldman Sachs Moderate Growth Allocation	34,427,329	—	20,499,344	—
EQ/Intermediate Government Bond	—	—	31,979,436	250,114,721
EQ/International Equity Index	209,305	7,420,113	409,897	36,182,200
EQ/Invesco Moderate Allocation	4,184,024	3,234,183	—	—
EQ/Invesco Moderate Growth Allocation	68,448	3,725,454	—	1,163,450
EQ/JPMorgan Growth Allocation	—	28,726	—	—
EQ/Long-Term Bond	3,387,014	—	182,019,922	341,645,977
EQ/Morgan Stanley Small Cap Growth	36,432,082	33,707,837	40,115,490	33,511,931
EQ/PIMCO Global Real Return	—	505,475	—	972,616
EQ/PIMCO Total Return ESG	924,306	—	2,413,830	12,219,680
EQ/PIMCO Ultra Short Bond	261,116	2,430,514	—	3,726,064
EQ/Quality Bond PLUS	4,076,751	—	22,826,449	82,530,215
EQ/Value Equity	—	2,084,987	—	—
EQ/Wellington Energy	1,667,857	10,971,007	21,957,382	12,496,774
Multimanager Core Bond	8,406,328	—	19,883,514	53,698,561

A portion of EQ/Core Plus Bond Portfolio’s capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.

Short Sales:

A “short sale” is the sale by a Portfolio of a security which has been borrowed from a third party on the expectation that the market price will drop. To complete such a transaction, a Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Portfolio. Until the security is replaced, a Portfolio is required to prepay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, a Portfolio also may be required to pay a premium, which would increase the cost of the security sold short. The net proceeds of a short sale will be retained by the Sub-Adviser (or by the Portfolio’s custodian), to the extent necessary to meet margin requirements, until the short position is closed out. A Portfolio will incur transaction costs in effecting short sales. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short. Liabilities for securities sold short are reported at value on the Statement of Assets and Liabilities.

A Portfolio will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. A Portfolio may realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Portfolio may be required to pay in connection with a short sale, which are presented in the Statement of Operations of the Portfolio. There can be no assurance that a Portfolio will be able to close out a short position at any particular time or an acceptable price.

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Unfunded Commitments:

Certain Portfolios entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Portfolios to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Portfolios may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

Accounting for Derivative Instruments:

Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolios’ derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings in the Statements of Operations. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments. Portfolio securities are reserved and/or pledged with the custodian as collateral for current or potential derivative holdings as necessary throughout the year.

Options:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale (or cost of) purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Certain Portfolios may purchase put options on securities to increase the Portfolio’s total investment return or to protect its holdings against a substantial decline in market value or fair value, as applicable. The purchase of put options on securities will enable a Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Portfolios will continue to receive interest or dividend income on the

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security. The Portfolios may also purchase call options on securities to protect against substantial increases in prices of securities that Portfolios intend to purchase pending their ability to invest in an orderly manner in those securities. The Portfolios may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Futures Contracts, Options on Futures Contracts, and Foreign Currency Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Portfolios are rights to buy or sell a futures contract for a set price in the future. Certain Portfolios buy or sell futures contracts for the purpose of protecting their Portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Portfolio’s basis in the contract. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Portfolio’s credit risk is limited to failure of the exchange or board of trade.

During the six months ended June 30, 2025, certain Portfolios held forward foreign currency contracts to either gain exposure to certain currencies or enter into an economic hedge against changes in the values of securities held in the Portfolio that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Portfolio reflects realized gains or losses, if any, on forward foreign currency contracts and change in unrealized appreciation or depreciation, if any, on forward foreign currency contacts. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

The Portfolios may be exposed to foreign currency risks associated with Portfolio investments. Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking-to-market”. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from forward foreign currency contracts in the Statements of Operations of the Portfolios. The Portfolios may engage in these forward contracts to protect against uncertainty in the level of future rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios also buy forward foreign currency contracts to gain exposure to currencies.

Swap Agreements:

Changes in market value or fair value, as applicable, if any, are reflected as a component of net changes in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. Over- the-counter

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(“OTC”) swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return. In connection with total return swap agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Interest rate swaps involve the exchange between two parties of payments calculated by reference to specified interest rates (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. Caps and floors may be less liquid than swaps. In addition, the value of interest rate transactions will fluctuate based on changes in interest rates.

Credit default swap agreements involve greater risks than if a Portfolio had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Portfolio will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Portfolio’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Portfolio). In connection with credit default swaps in which a Portfolio is the buyer, the Portfolio will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Portfolio’s exposure (any accrued but unpaid net amounts owed by the Portfolio to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Portfolio is the seller, the Portfolio will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Portfolio). Such segregation or “earmarking” is intended to ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction and limit any potential leveraging of the Portfolio. Such segregation or “earmarking” will not limit the Portfolio’s exposure to loss. To the extent that credit default swaps are entered into for hedging purposes or are covered as described above, the Adviser believes such obligations do not constitute “senior securities” under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio’s senior security and borrowing restrictions.

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An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market- based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. A purchaser of a swaption risks losing only the amount of the premium they have paid should they decide to let the option expire, whereas the seller of a swaption is subject to the risk that they will become obligated if the option is exercised. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

A Portfolio may use inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index while the other is a pre-determined fixed interest rate. The use of swaps exposes the Portfolio to interest rate risk. Swaptions are marked-to-market daily based upon values from third party vendors.

Forward Settling Transactions:

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward settling transactions”). Portfolios will designate the segregation, on their records, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own.

These commitments are reported at market value or fair value, as applicable, in the financial statements. Forward settling transactions may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in the value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may enter into to-be-announced purchase or sale commitments (“TBA transactions”), pursuant to which it agrees to purchase or sell, respectively, mortgage backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by a Portfolio are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. Portfolios may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Portfolio maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Portfolio maintains an entitlement to the security to be sold.

Each of the EQ/PIMCO Global Real Return Portfolio, EQ/PIMCO Real Return Portfolio, EQ/PIMCO Ultra Short Bond Portfolio, EQ/Quality Bond PLUS Portfolio and Multimanager Core Bond Portfolio entered into financing transactions referred to as “sale-buybacks” during the six months ended June 30, 2025. A sale-buyback transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during

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the term of the agreement. The agreed upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Portfolio’s Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of: (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold; and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Portfolio’s Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Portfolio’s Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio.

The EQ/PIMCO Real Return Portfolio regularly enters into quarterly purchase and sale transactions where the purchase transactions occur on a forward settling basis, with the trade date preceding the fiscal quarter-end, and the settlement date occurring shortly after the fiscal quarter-end. These forward settling securities transactions are expected to physically settle within 35 days of the trade date. Because the purchase transactions occur on a forward settling basis, the Portfolio’s assets will be temporarily increased when these purchases are effected and before the settlement date. The payable amount for these forward settling transactions as of the end of the fiscal period is shown in the Portfolio’s Statement of Assets and Liabilities under “Liabilities — Payable for Securities Purchased.” The transactions are entered into on a regular basis to allow the Portfolio to meet certain asset diversification rules that apply to insurance-dedicated funds under the Internal Revenue Code and to do so in a manner that is consistent with the Portfolio’s investment program.

Master Netting Arrangements and Collateral:

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Sub-Advisers on behalf of the Portfolios with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Portfolio of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA transactions, delayed-delivery or sale-buybacks by and between the Sub-Advisers on behalf of the Portfolios and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged and/or received, and the net exposure by counterparty as of period end is disclosed in the Portfolio of Investments.

ISDA Master Agreements and Master Forward Agreements are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Under most ISDA Master Agreements and Master Forward Agreements, collateral is routinely pledged if the total net exposure to certain transactions (net of existing collateral already in place) governed under the

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relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 (on a per counterparty basis) depending on the counterparty and the type of master agreement.

Collateral on OTC derivatives, forward settling transactions and centrally cleared derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies or foreign governments. Cash pledged as collateral by a Portfolio is reflected as cash held as collateral at the broker in the accompanying financial statements and generally is restricted from withdrawal by the Portfolio; securities pledged as collateral by a Portfolio are so noted in the accompanying Portfolio of Investments; both remain in the Portfolio’s assets. Securities received as collateral by counterparties are not included in the Portfolio’s assets because the Portfolio does not obtain effective control over those securities. The obligation to return cash collateral received from counterparties is included as a liability in the accompanying financial statements. Collateral posted or received by the Portfolio may be held in a segregated account at the respective counterparty or Portfolio’s custodian.

Cash and Statement of Cash Flows:

In accordance with U.S. GAAP, the Portfolios consider cash which is not readily investable or available for withdrawal, such as initial margin pledged for derivatives, to be restricted cash for the purposes of reporting in the Statement of Cash Flows.

Due to the volume of sale-buyback transactions during the six months ended June 30, 2025, the EQ/PIMCO Global Real Return Portfolio and EQ/PIMCO Real Return Portfolio are presenting a Statement of Cash Flows. The Statement of Cash Flows, as applicable, has been prepared using the indirect method which requires increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

Repurchase Agreements:

During the six months ended June 30, 2025, the EQ/Money Market Portfolio entered into repurchase agreements through an account at JPMorgan Chase Bank, N.A. (“JPMorgan”), the Portfolio’s custodian, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For a repurchase agreement, JPMorgan takes possession of the collateral pledged for investments in such repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are included within the Portfolio’s Portfolio of Investments.

Securities Lending:

During the six months ended June 30, 2025, certain Portfolios entered into securities lending transactions. To generate additional income, a Portfolio may lend its portfolio securities, up to 30% of the market value of the Portfolio’s total assets, to brokers, dealers, and other financial institutions.

JPMorgan serves as securities lending agent for the securities lending program of the Trust. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Portfolio or the borrower at any time.

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The Portfolios’ securities lending policies and procedures require that the borrower (i) deliver collateral consisting of cash or U.S. Government securities, equal to at least 102% of the value of the portfolio securities loaned with respect to each new loan of U.S. securities, and equal to at least 105% of the value of the portfolio securities loaned with respect to each new loan of non-U.S. securities; and, for loans of U.S. Treasury securities, collateral equal to the lesser of 102% of the loaned securities’ current market value or 100% of the loaned securities’ par value; (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is permitted to be invested in short-term, highly liquid investments, such as government money market funds and repurchase agreements, and shown in the Portfolio of Investments and included in calculating the Portfolio’s total assets. The Trust currently limits reinvestment of cash collateral under the program to investment in government money market funds. U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan and cannot be sold or repledged by the Portfolio and accordingly are not reflected in the Portfolio’s total assets. For additional information on the non-cash collateral received, please refer to note (xx) in the Portfolio of Investments. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.

The Portfolios receive payments from the lending agent equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from the lending agent and reflected in the Statements of Operations under “Securities lending (net).” The Portfolios may invest cash collateral in government money market funds or repurchase agreements as indicated on the Portfolio of Investments, and record a liability in the Statements of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Such liabilities, if any, are reflected in the Statements of Assets and Liabilities under “Payable for return of collateral on securities loaned”. The Portfolios do not have the right to vote on securities while they are on loan. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the lending agent to be of good standing and creditworthy and approved by EIM. Loans are subject to termination by a Portfolio or the borrower at any time, and, therefore, are not considered to be illiquid investments. The lending agent receives a percentage of the total earnings of a Portfolio derived from the lending of the Portfolio’s securities.

The Securities Lending Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, a Portfolio may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Portfolio whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Portfolio sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Portfolio by purchasing replacement securities at JPMorgan’s expense, or paying the Portfolio an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agreement between the Portfolio and JPMorgan.

At June 30, 2025, the Securities Lending Agreement does not permit a Portfolio to enforce a netting arrangement.

Market, Credit and Other Risks:

A Portfolio’s investments in financial instruments expose the Portfolio to various risks such as, but not limited to, market, interest rate, foreign currency, foreign securities, forward settling transactions, equity, and credit risks.

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The market values of a Portfolio’s investments may decline due to factors that are specifically related to a particular company or issuer, such as poor management decisions, reduced demand for the issuer’s goods or services, and competitive pressures, as well as general market conditions, such as real or perceived adverse economic or political conditions, changes in the general outlook for corporate earnings, inflation rates and/or investor expectations concerning such rates, changes in interest rates or currency rates, recessions or adverse investor sentiment generally. The market values of a Portfolio’s investments may also decline due to factors that affect a particular sector or industry, such as the imposition (or threat) of tariffs; labor shortages or increased production costs and competitive conditions within the sector or industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Even when securities markets perform well, there is no assurance that the investments held by a Portfolio will increase in value along with the broader market. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments. Events such as environmental, natural or man-made disasters or other catastrophes, public health crises (such as epidemics and pandemics), social unrest, supply chain disruptions, widespread and prolonged power outages, and cybersecurity incidents, and governments’ reactions (or failure to react) to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy. Geopolitical and other events, including acts of terrorism, tensions, war or other open conflicts between nations, or political or economic dysfunction within nations that are global economic powers or major producers of oil or other commodities, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Impacts from climate change may include significant risks to global financial assets and economic growth. Furthermore, impacts from the rapidly growing use of artificial intelligence technologies, including by market participants, may include significant risks to global financial markets.

Changes in government or central bank policies, changes to regulations involving the securities markets, and political, diplomatic and other events within the United States and abroad may affect investor and consumer confidence and may increase uncertainty in or impair the operation of the U.S. or other security markets, perhaps suddenly and to a significant degree. High public debt and deficits in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty, and may negatively affect economic conditions and the values of markets, sectors, or companies in which a Portfolio invests.

Changes in interest rates may affect the yield, liquidity and value of investments in debt securities or other income-producing securities. Changes in interest rates also may affect the value of other securities. When interest rates rise, the value of a Portfolio’s debt securities generally declines. Conversely, when interest rates decline, the value of a Portfolio’s debt securities generally rises. Typically, the longer the maturity (i.e., the term of a debt security) or duration (i.e., a measure of the sensitivity of a debt security to changes in market interest rates, based on the entire cash flow associated with the security) of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of a Portfolio’s debt securities to interest rate risk will increase the greater the duration of those securities. Changes in government or central bank monetary policy may have a substantial and immediate impact on interest rates, which could result in losses to a Portfolio. It is difficult to predict accurately the timing, frequency, magnitude or direction of interest rate changes, and the evaluation of macro-economic and other conditions or events could cause a change in approach in the future. Fixed- income and related markets may continue to experience heightened levels of interest rate volatility. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. A Portfolio’s investments may not keep pace with inflation, and the value of an investment in a Portfolio may be eroded over time by inflation. Changes in government or central bank policies, including changes in federal tax policy or changes in the implementation of specific policy goals, could negatively affect the value and liquidity of a Portfolio’s investments and cause it to lose money.

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If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns. The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Foreign (non-U.S.) securities in this report are classified by the country of risk of a holding. Investments in foreign securities, including depositary receipts, involve risks not associated with, or more prevalent than those that may be associated with, investments in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices, as well as changes in international trading patterns, also may adversely impact security values, and it may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.

Tensions, wars, or other open conflicts between nations, such as between Russia and Ukraine, in the Middle East, and in eastern Asia, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The extent and duration of ongoing hostilities or military actions and the repercussions of such actions are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. The resulting adverse market conditions could be prolonged. These and any related events could significantly impact a Portfolio’s performance and the value of an investment in a Portfolio, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries or regions directly affected. In addition, the Chinese government is involved in a longstanding dispute with Taiwan that has included threats of invasion. If China were to attempt unification of Taiwan by coercion or force, economies, markets and individual securities may be severely affected both regionally and globally.

Forward settling transactions and forward foreign currency contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. They are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, a Portfolio may lose both the investment opportunity for its assets if set aside to pay for the security and any gain in the security. The use of forward settling transactions may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss.

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June 30, 2025 (Unaudited)

Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. In addition, common stock prices may be particularly sensitive to rising interest rates, which increase borrowing costs and the costs of capital.

A Portfolio will be exposed to credit risk with respect to the parties with whom it trades and will also bear the risk of settlement default. A Portfolio is subject to the risk that the issuer or guarantor of a fixed income security, or the counterparty to a transaction, is unable or unwilling, or is perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations, which may cause the Portfolio’s holding to lose value. The downgrade of a security’s credit rating may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. The credit quality of a security can deteriorate suddenly and rapidly.

Certain Portfolios may invest in below investment grade high-yield securities (commonly known as “junk bonds”). These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities because such securities are generally unsecured and subordinated to other creditors’ claims. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse economic conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating a Portfolio’s NAV.

A Portfolio that invests in affiliated mutual funds, unaffiliated mutual funds and ETFs indirectly pays a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Portfolio may be higher than the cost of investing in a Portfolio that invests directly in individual securities and financial instruments. The Portfolio also is subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments (such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities) and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the underlying funds or ETFs to meet their investment objectives. With respect to a Portfolio’s investments in index-based ETFs, there is also the risk that an ETF’s performance may not match that of the index it seeks to track. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of a Portfolio’s investments in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with a Portfolio correlate to those of a particular underlying fund or ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the underlying fund or ETF, which will vary.

Offsetting Assets and Liabilities:

The Portfolios may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. As the Master Agreements are specific to unique operations of different asset types, they allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally show derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Segment Reporting:

In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), EIM’s Chief Operating

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June 30, 2025 (Unaudited)

Officer, who serves as the chief operating decision maker (“CODM”) with respect to each Portfolio, has determined that each Portfolio has a single operating segment. The CODM’s decision is based on the fact that each Portfolio has a single investment strategy that is disclosed in the Portfolio’s prospectus; each Portfolio’s performance is assessed, and resources are allocated, at the Portfolio level; and each Portfolio’s operating results are reviewed for the Portfolio as a whole. For each Portfolio, the financial information reviewed by the CODM is consistent with the Portfolio’s Financial Statements included herein.

Recent Accounting Pronouncement:

In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.

Note 2	Management of the Trust

The Trust, on behalf of each Portfolio, has entered into an investment advisory agreement (the “Advisory Agreement”) with EIM which provides that the Adviser is responsible for (i) providing a continuous investment program for the Portfolios; (ii) monitoring the implementation of the investment program for each Portfolio; (iii) assessing the investment objectives and policies, composition, investment style and investment process for each Portfolio; (iv) effecting transactions for each Portfolio and selecting brokers or dealers to execute such transactions; (v) developing and evaluating strategic initiatives with respect to the Portfolios; (vi) making recommendations to the Board regarding the investment programs of the Portfolios, including any changes to the investment objectives and policies of a Portfolio; (vii) coordinating and/or implementing strategic initiatives approved by the Board; and (viii) preparing and providing reports to the Board on the impact of such strategic initiatives. The Advisory Agreement also permits the Adviser, subject to the direction and control of the Board, to delegate any of its duties with respect to one or more Portfolios to a Sub-Adviser. Under the Advisory Agreement, the Adviser has, with respect to each sub-advised Portfolio, (i) overall supervisory responsibility for the general management and investment of a Portfolio’s assets; (ii) full discretion to select new or additional Sub-Advisers for a Portfolio; (iii) full discretion to enter into and materially modify existing sub-advisory agreements (“Sub-Advisory Agreements”) with Sub-Advisers; and (iv) full discretion to terminate and replace any Sub-Adviser. In connection with the Adviser’s responsibilities under the Advisory Agreement, the Adviser will oversee the performance of delegated functions by each Sub-Adviser, assess each Portfolio’s investment focus, and furnish the Board with periodic reports concerning the performance of delegated responsibilities by the Sub-Adviser.

For its services under the Advisory Agreement, the Adviser is entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
EQ/All Asset Growth Allocation	0.100% of average daily net assets
Target 2015 Allocation	0.100% of average daily net assets
Target 2025 Allocation	0.100% of average daily net assets
Target 2035 Allocation	0.100% of average daily net assets
Target 2045 Allocation	0.100% of average daily net assets
Target 2055 Allocation	0.100% of average daily net assets

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June 30, 2025 (Unaudited)

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
1290 VT DoubleLine Opportunistic Bond	0.600%	0.575%	0.550%	0.530%	0.520%
1290 VT Equity Income	0.750	0.700	0.675	0.650	0.625
1290 VT GAMCO Mergers & Acquisitions	0.900	0.850	0.825	0.800	0.775
1290 VT GAMCO Small Company Value	0.750	0.700	0.675	0.650	0.625
1290 VT High Yield Bond	0.600	0.580	0.560	0.540	0.530
1290 VT Micro Cap	0.850	0.800	0.775	0.750	0.725
1290 VT Moderate Growth Allocation	0.700	0.650	0.625	0.600	0.575
1290 VT Small Cap Value	0.800	0.750	0.725	0.700	0.675
1290 VT SmartBeta Equity ESG	0.700	0.650	0.625	0.600	0.575
EQ/AB Dynamic Aggressive Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Dynamic Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Dynamic Moderate Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Sustainable U.S. Thematic	0.650	0.600	0.575	0.550	0.525
EQ/AB Short Duration Government Bond	0.450	0.430	0.410	0.390	0.380
EQ/AB Small Cap Growth	0.550	0.500	0.475	0.450	0.425
EQ/American Century Mid Cap Value	0.900	0.850	0.825	0.800	0.775
EQ/American Century Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Capital Group Research	0.650	0.600	0.575	0.550	0.525
EQ/ClearBridge Large Cap Growth ESG	0.650	0.600	0.575	0.550	0.525
EQ/Core Plus Bond	0.600	0.580	0.560	0.540	0.530
EQ/Emerging Markets Equity PLUS	0.700	0.650	0.625	0.600	0.575
EQ/Fidelity Institutional AM® Large Cap	0.540	0.500	0.475	0.450	0.425
EQ/Franklin Moderate Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Franklin Rising Dividends	0.600	0.550	0.510	0.490	0.475
EQ/Goldman Sachs Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Goldman Sachs Mid Cap Value	0.770	0.750	0.725	0.680	0.670
EQ/Goldman Sachs Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Invesco Comstock	0.650	0.600	0.575	0.550	0.525
EQ/Invesco Global	0.850	0.800	0.775	0.750	0.725
EQ/Invesco Global Real Assets	0.735	0.700	0.675	0.650	0.625
EQ/Invesco Moderate Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Invesco Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Janus Enterprise	0.700	0.650	0.625	0.600	0.575
EQ/JPMorgan Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/JPMorgan Growth Stock	0.750	0.700	0.675	0.650	0.625
EQ/JPMorgan Value Opportunities	0.600	0.550	0.525	0.500	0.475
EQ/Lazard Emerging Markets Equity	1.000	0.950	0.925	0.900	0.875
EQ/Loomis Sayles Growth	0.750	0.700	0.675	0.650	0.625
EQ/MFS International Growth	0.850	0.800	0.775	0.750	0.725
EQ/MFS International Intrinsic Value	0.860	0.820	0.700	0.700	0.700
EQ/MFS Mid Cap Focused Growth	0.850	0.800	0.775	0.750	0.725
EQ/MFS Technology	0.750	0.700	0.675	0.650	0.625
EQ/MFS Utilities Series	0.730	0.700	0.670	0.650	0.625
EQ/Money Market	0.350	0.325	0.280	0.270	0.250
EQ/Morgan Stanley Small Cap Growth	0.800	0.750	0.725	0.700	0.675
EQ/PIMCO Global Real Return	0.600	0.575	0.550	0.530	0.520
EQ/PIMCO Real Return	0.500	0.475	0.450	0.430	0.420

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June 30, 2025 (Unaudited)

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/PIMCO Total Return ESG	0.500%	0.475%	0.450%	0.430%	0.420%
EQ/PIMCO Ultra Short Bond	0.500	0.475	0.450	0.430	0.420
EQ/Quality Bond PLUS	0.400	0.380	0.360	0.340	0.330
EQ/T. Rowe Price Health Sciences	0.950	0.900	0.875	0.850	0.825
EQ/Value Equity	0.560	0.540	0.520	0.500	0.475
EQ/Wellington Energy	0.850	0.800	0.775	0.750	0.725
Multimanager Aggressive Equity	0.580	0.550	0.525	0.500	0.475
Multimanager Core Bond	0.550	0.530	0.510	0.490	0.480
Multimanager Technology	0.950	0.900	0.875	0.850	0.825

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Next $2.5 Billion	Thereafter
EQ/ClearBridge Select Equity Managed Volatility	0.700%	0.665%	0.635%	0.610%	0.560%	0.540%
EQ/Franklin Small Cap Value Managed Volatility	0.700	0.665	0.635	0.610	0.560	0.540
EQ/Global Equity Managed Volatility	0.740	0.720	0.690	0.665	0.615	0.590
EQ/International Core Managed Volatility	0.600	0.575	0.550	0.525	0.475	0.450
EQ/International Value Managed Volatility	0.600	0.575	0.550	0.525	0.475	0.450
EQ/Large Cap Core Managed Volatility	0.500	0.475	0.450	0.425	0.375	0.350
EQ/Large Cap Growth Managed Volatility	0.500	0.475	0.450	0.425	0.375	0.350
EQ/Large Cap Value Managed Volatility	0.500	0.475	0.450	0.425	0.375	0.350
EQ/Mid Cap Value Managed Volatility	0.550	0.525	0.500	0.475	0.425	0.400

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $6 Billion	Next $2 Billion	Thereafter
ATM International Managed Volatility	0.450%	0.425%	0.400%	0.350%	0.325%	0.300%
ATM Large Cap Managed Volatility	0.450	0.425	0.400	0.350	0.325	0.300
ATM Mid Cap Managed Volatility	0.450	0.425	0.400	0.350	0.325	0.300
ATM Small Cap Managed Volatility	0.450	0.425	0.400	0.350	0.325	0.300
EQ/500 Managed Volatility	0.450	0.425	0.400	0.350	0.325	0.300
EQ/400 Managed Volatility	0.450	0.425	0.400	0.350	0.325	0.300
EQ/2000 Managed Volatility	0.450	0.425	0.400	0.350	0.325	0.300
EQ/lnternational Managed Volatility	0.450	0.425	0.400	0.350	0.325	0.300

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June 30, 2025 (Unaudited)

	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $4 Billion	Next $3 Billion	Thereafter
EQ/Aggressive Allocation	0.100%	0.0925%	0.0900%	0.0875%	0.0825%	0.0800%
EQ/Aggressive Growth Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Balanced Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Conservative Allocation	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Conservative Growth Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Conservative-Plus Allocation	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Conservative Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Growth Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Moderate Allocation	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Moderate Growth Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Moderate-Plus Allocation	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Ultra Conservative Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Thereafter
1290 VT Multi-Alternative Strategies	0.500%	0.450%	0.425%

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Next $2 Billion	Next $2 Billion	Thereafter
1290 VT Convertible Securities	0.500%	0.450%	0.425%	0.400%	0.375%
1290 VT Natural Resources	0.500	0.450	0.425	0.400	0.375
1290 VT Real Estate	0.500	0.450	0.425	0.400	0.375
1290 VT Socially Responsible	0.500	0.450	0.425	0.400	0.375
EQ/Common Stock Index	0.350	0.300	0.275	0.250	0.225
EQ/Equity 500 Index	0.250	0.200	0.175	0.150	0.125
EQ/International Equity Index	0.400	0.350	0.325	0.300	0.275
EQ/Large Cap Growth Index	0.350	0.300	0.275	0.250	0.225
EQ/Large Cap Value Index	0.350	0.300	0.275	0.250	0.225
EQ/Mid Cap Index	0.350	0.300	0.275	0.250	0.225
EQ/Small Company Index	0.250	0.200	0.175	0.150	0.125

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Next $2 Billion	Thereafter
EQ/Core Bond Index	0.350%	0.300%	0.275%	0.250%
EQ/Intermediate Corporate Bond	0.350	0.300	0.275	0.250
EQ/Intermediate Government Bond	0.350	0.300	0.275	0.250
EQ/Long-Term Bond	0.350	0.300	0.275	0.250

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $3 Billion	Thereafter
Equitable Conservative Growth MF/ETF	0.1500%	0.1425%	0.1400%	0.1375%	0.1350%
Equitable Growth MF/ETF	0.1500	0.1425	0.1400	0.1375	0.1350
Equitable Moderate Growth MF/ETF	0.1500	0.1425	0.1400	0.1375	0.1350

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June 30, 2025 (Unaudited)

For each of the following Portfolios, the contractual investment advisory fee rates set forth above went into effect on May 1, 2025, but were implemented by the Adviser on a voluntary basis during the period October 1, 2024, through April 30, 2025. Prior to October 1, 2024, the investment advisory fee rates for each Portfolio were as follows:

	(as a percentage of average daily net assets)
Tactical Manager Portfolios	First $2 billion	Next $2 billion	Next $2 billion	Next $3 billion	Next $3 billion	Thereafter
ATM International Managed Volatility	0.450%	0.425%	0.400%	0.375%	0.350%	0.325%
ATM Large Cap Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
ATM Mid Cap Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
ATM Small Cap Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
EQ/500 Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
EQ/400 Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
EQ/2000 Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
EQ/International Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325

	(as a percentage of average daily net assets)
	First $2 billion	Next $4 billion	Next $2 billion	Thereafter
1290 VT Convertible Securities	0.500%	0.450%	0.425%	0.400%
1290 VT Natural Resources	0.500	0.450	0.425	0.400
1290 VT Real Estate	0.500	0.450	0.425	0.400
1290 VT Socially Responsible	0.500	0.450	0.425	0.400
EQ/Common Stock Index	0.350	0.300	0.275	0.250
EQ/Equity 500 Index	0.250	0.200	0.175	0.150
EQ/International Equity Index	0.400	0.350	0.325	0.300
EQ/Large Cap Growth Index	0.350	0.300	0.275	0.250
EQ/Large Cap Value Index	0.350	0.300	0.275	0.250
EQ/Mid Cap Index	0.350	0.300	0.275	0.250
EQ/Small Company Index	0.250	0.200	0.175	0.150

On behalf of the Trust, the Adviser has entered into Sub-Advisory Agreements with each of the Sub-Advisers with respect to the Trust’s Portfolios (except the EQ/All Asset Growth Allocation Portfolio, Equitable Conservative Growth MF/ETF Portfolio, Equitable Moderate Growth MF/ETF Portfolio, Equitable Growth MF/ETF Portfolio, ETF Portfolios, EQ Allocation Portfolios, Target Allocation Portfolios, and Strategic Allocation Series Portfolios). Each of the Sub-Advisory Agreements obligates the Sub-Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Adviser or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Adviser pays the Sub-Advisers’ fees.

Indemnification of Trustees and Officers:

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that may provide for general indemnifications. A Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust and management expect the risk of loss to be remote.

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June 30, 2025 (Unaudited)

Compensation of Officers:

Each officer of the Trust is an employee of Equitable Financial, EIM and/or Equitable Distributors, LLC (“Equitable Distributors” or the “Distributor”). No officer of the Trust, other than the Chief Compliance Officer, receives compensation paid by the Trust. During the six months ended June 30, 2025, the two trusts in the fund complex reimbursed EIM for $280,000 of the Chief Compliance Officer’s compensation, including $277,565 reimbursed by the Trust.

Note 3	Administrative Fees

Equitable Investment Management, LLC (the “Administrator”), an affiliate of EIM, serves as Administrator to the Trust. The Administrator provides the Trust with necessary administrative, fund accounting, and compliance services. In addition, the Administrator has access to the office space, equipment, personnel and facilities required to provide such services to the Trust. The Administrator may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays the Administrator monthly fees, as follows:

Each of the 1290 VT Moderate Growth Allocation Portfolio, EQ/AB Dynamic Aggressive Growth Portfolio, EQ/AB Dynamic Growth Portfolio, EQ/AB Dynamic Moderate Growth Portfolio, EQ/AB Small Cap Growth Portfolio, EQ/American Century Moderate Growth Allocation Portfolio, EQ/ Goldman Sachs Growth Allocation Portfolio, EQ/Goldman Sachs Moderate Growth Allocation Portfolio, EQ/Invesco Moderate Allocation Portfolio, EQ/Invesco Moderate Growth Allocation Portfolio, EQ/JPMorgan Growth Allocation Portfolio, EQ/Franklin Moderate Allocation Portfolio, the Tactical Portfolios, the Multiadviser Portfolios, EQ/All Asset Growth Allocation Portfolio, Equitable Conservative Growth MF/ETF Portfolio, Equitable Growth MF/ETF Portfolio, Equitable Moderate Growth MF/ETF Portfolio, the Strategic Allocation Series Portfolios, the EQ Allocation Portfolios, the Target Allocation Portfolios, and EQ/Core Plus Bond Portfolio pays a proportionate share of an asset-based administration fee based on the aggregate average daily net assets of the above mentioned Portfolios (“Administration Group 1”), as follows:

0.140% on the first $60 billion

0.110% on the next $20 billion

0.0775% on the next $20 billion

0.0750% on the next $20 billion

0.0725% on net assets thereafter

The asset-based administration fee is calculated and billed monthly, and each Portfolio in Administration Group 1 is subject to a minimum annual fee of $32,500.

The contractual asset-based administration fee schedule for Administration Group 1 set forth above went into effect on May 1, 2025, but was implemented by the Administrator on a voluntary basis during the period October 1, 2024, through April 30, 2025. Prior to October 1, 2024, the asset-based administration fee schedule for Administration Group 1 was as follows:

0.140% on the first $60 billion

0.110% on the next $20 billion

0.0875% on the next $20 billion

0.0775% on the next $20 billion

0.0750% on the next $20 billion

0.0725% on net assets thereafter

Each of the other Portfolios (“Administration Group 2”) pays a proportionate share of an asset- based administration fee based on the aggregate average daily net assets of Administration Group 2 as follows:

0.100% on the first $30 billion

0.0975% on the next $10 billion

0.0900% on the next $5 billion

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June 30, 2025 (Unaudited)

0.0775% on the next $10 billion

0.0750% on the next $30 billion

0.0725% on net assets thereafter

The asset-based administration fee is calculated and billed monthly, and each Portfolio in Administration Group 2 is subject to a minimum annual fee of $30,000.

The asset-based contractual administration fee schedule for Administration Group 2 set forth above went into effect on May 1, 2025, but was implemented by the Administrator on a voluntary basis during the period October 1, 2024, through April 30, 2025. Prior to October 1, 2024, the asset-based administration fee schedule for Administration Group 2 was as follows:

0.100% on the first $30 billion

0.0975% on the next $10 billion

0.0950% on the next $5 billion

0.0775% on the next $10 billion

0.0750% on the next $30 billion

0.0725% on net assets thereafter

Pursuant to a sub-administration arrangement with the Administrator and EIM, the Sub-Administrator assists the Administrator in providing the Trust with certain administrative services, including portfolio compliance and portfolio accounting support services, subject to the supervision of the Administrator. The Administrator pays the Sub-Administrator a fee for these services.

Note 4	Custody Fees

The Trust has entered into a custody agreement (the “Custody Agreement”) with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s Portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolio. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities. As of June 30, 2025, certain of the Portfolios maintain significant cash balances with the Custodian or its affiliates. These balances are presented as cash on each Portfolio’s Statement of Assets and Liabilities.

Note 5	Distribution Plans

The Trust, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC, an indirect wholly-owned subsidiary of Equitable Financial and an affiliate of EIM, pursuant to which the Distributor serves as the principal underwriter of the Class IA, Class IB and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of Class IA and Class IB shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class IA and Class IB shares for which it provides service.

Note 6	Expense Limitation

EIM and the Administrator have contractually agreed to limit the expenses of certain Portfolios (exclusive of certain items noted below) through April 30, 2026 (unless the Board consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”). Pursuant to the Expense Limitation Agreement, EIM has agreed to waive its and its affiliates’ management,

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025 (Unaudited)

administrative and other fees and, if necessary, make payments to a Portfolio to limit the expenses of each Portfolio listed below so that the total annual operating expenses of each Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, acquired fund fees and expenses (except as noted in the table below), and extraordinary expenses not incurred in the ordinary course of such Portfolio’s business) do not exceed the following annual rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class IA+		Class IB+		Class K
EQ/All Asset Growth Allocation	N/A		1.25	%*	1.00	%*
EQ/Ultra Conservative Strategy	N/A		0.95	*	N/A
EQ/Conservative Strategy	N/A		0.95	*	N/A
EQ/Conservative Growth Strategy	N/A		1.00	*	N/A
EQ/Balanced Strategy	N/A		1.05	*	N/A
EQ/Moderate Growth Strategy	N/A		1.10	*	N/A
EQ/Growth Strategy	N/A		1.10	*	N/A
EQ/Aggressive Growth Strategy	N/A		1.15	*	N/A
EQ/Conservative Allocation	N/A		1.00	*	0.75	*
EQ/Conservative-Plus Allocation	N/A		1.10	*	0.85	*
EQ/Moderate Allocation	1.15	%*	1.15	*	0.90	*
EQ/Moderate-Plus Allocation	N/A		1.20	*	0.95	*
EQ/Aggressive Allocation	N/A		1.25	*	1.00	*
Equitable Conservative Growth MF/ETF	N/A		1.10	*	0.85	*
Equitable Moderate Growth MF/ETF	N/A		1.10	*	0.85	*
Equitable Growth MF/ETF	N/A		1.15	*	0.90	*
Target 2015 Allocation	N/A		1.10	*	0.85	*
Target 2025 Allocation	N/A		1.10	*	0.85	*
Target 2035 Allocation	N/A		1.10	*	0.85	*
Target 2045 Allocation	N/A		1.10	*	0.85	*
Target 2055 Allocation	N/A		1.10	*	0.85	*
1290 VT Moderate Growth Allocation	N/A		1.10	*	N/A
1290 VT Multi-Alternative Strategies	N/A		1.10		0.85
1290 VT Convertible Securities	N/A		0.90		0.65
1290 VT DoubleLine Opportunistic Bond	N/A		0.90		0.65
1290 VT Equity Income	N/A		0.95		0.70
1290 VT GAMCO Mergers & Acquisitions	N/A		1.25		1.00
1290 VT GAMCO Small Company Value	N/A		1.07		0.82
1290 VT High Yield Bond	N/A		1.00		0.75
1290 VT Micro Cap	N/A		1.15		0.90
1290 VT Natural Resources	N/A		0.90	*	0.65	*
1290 VT Real Estate	N/A		0.90		0.65
1290 VT Small Cap Value	N/A		1.15		0.90
1290 VT SmartBeta Equity ESG	N/A		1.10		0.85
1290 VT Socially Responsible	N/A		1.15		0.90
ATM Large Cap Managed Volatility	N/A		N/A		0.60
ATM Mid Cap Managed Volatility	N/A		N/A		0.60
ATM Small Cap Managed Volatility	N/A		N/A		0.60
ATM International Managed Volatility	N/A		N/A		0.65
EQ/500 Managed Volatility	N/A		0.85		0.60
EQ/400 Managed Volatility	N/A		0.85		0.60
EQ/2000 Managed Volatility	N/A		0.85		0.60
EQ/International Managed Volatility	N/A		0.90		0.65
EQ/AB Dynamic Aggressive Growth	N/A		1.15	*	N/A
EQ/AB Dynamic Growth	N/A		1.15	*	N/A
EQ/AB Dynamic Moderate Growth	N/A		1.15	*	N/A

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025 (Unaudited)

	Maximum Annual Operating Expense Limit
Portfolios:	Class IA+		Class IB+		Class K
EQ/AB Short Duration Government Bond	0.77%		0.77%		0.52%
EQ/AB Small Cap Growth	N/A		1.00		0.75
EQ/AB Sustainable U.S. Thematic	N/A		1.00		0.75
EQ/American Century Mid Cap Value	N/A		1.00	*	0.75	*
EQ/American Century Moderate Growth Allocation	N/A		1.15	*	N/A
EQ/Capital Group Research	N/A		0.95		0.70
EQ/ClearBridge Large Cap Growth ESG	N/A		1.00		0.75
EQ/Clearbridge Select Equity Managed Volatility	N/A		1.05		0.80
EQ/Common Stock Index	0.67		0.67		0.42
EQ/Core Bond Index	N/A		0.62		0.37
EQ/Core Plus Bond	0.93	*	0.93	*	0.68	*
EQ/Emerging Markets Equity PLUS	N/A		1.20		0.95
EQ/Equity 500 Index	0.5375		0.5375		0.2875
EQ/Fidelity Institutional AM® Large Cap	N/A		0.87	*	0.62	*
EQ/Franklin Moderate Allocation	N/A		1.15	*	N/A
EQ/Franklin Rising Dividends	N/A		0.87	*	0.62	*
EQ/Franklin Small Cap Value Managed Volatility	N/A		1.05		0.80
EQ/Global Equity Managed Volatility	N/A		1.10		0.85
EQ/Goldman Sachs Growth Allocation	N/A		1.15	*	N/A
EQ/Goldman Sachs Mid Cap Value	N/A		1.09	*	0.84	*
EQ/Goldman Sachs Moderate Growth Allocation	N/A		1.15	*	N/A
EQ/Intermediate Corporate Bond	N/A		0.65		0.40
EQ/Intermediate Government Bond	0.62		0.62		0.37
EQ/International Core Managed Volatility	N/A		1.05		0.80
EQ/International Equity Index	0.72	*	0.72	*	0.47	*
EQ/International Value Managed Volatility	N/A		1.05		0.80
EQ/Invesco Comstock	N/A		1.00		0.75
EQ/Invesco Global	N/A		1.10		0.85
EQ/Invesco Global Real Assets	N/A		1.20	*	0.95	*
EQ/Invesco Moderate Allocation	N/A		1.15	*	N/A
EQ/Invesco Moderate Growth Allocation	N/A		1.15	*	N/A
EQ/Janus Enterprise	N/A		1.05		0.80
EQ/JPMorgan Growth Allocation	N/A		1.15	*	N/A
EQ/JPMorgan Growth Stock	N/A		0.96		0.71
EQ/JPMorgan Value Opportunities	N/A		1.00		0.75
EQ/Large Cap Core Managed Volatility	N/A		0.90		0.65
EQ/Large Cap Growth Index	N/A		0.73		0.48
EQ/Large Cap Growth Managed Volatility	N/A		0.90		0.65
EQ/Large Cap Value Index	N/A		0.75		0.50
EQ/Large Cap Value Managed Volatility	N/A		0.90		0.65
EQ/Lazard Emerging Markets Equity	N/A		1.35	*	1.10	*
EQ/Long-Term Bond	N/A		0.65		0.40
EQ/Loomis Sayles Growth	N/A		1.05		0.80
EQ/MFS International Growth	N/A		1.10		0.85
EQ/MFS International Intrinsic Value	N/A		1.15	*	0.90	*
EQ/MFS Mid Cap Focused Growth	N/A		1.10	*	0.85	*
EQ/MFS Technology	N/A		1.14	*	0.89	*
EQ/MFS Utilities Series	N/A		1.05	*	0.80	*
EQ/Mid Cap Index	N/A		0.64		0.39
EQ/Mid Cap Value Managed Volatility	N/A		1.00		0.75
EQ/Morgan Stanley Small Cap Growth	N/A		1.15		0.90
EQ/PIMCO Global Real Return	N/A		0.85		0.60
EQ/PIMCO Real Return	N/A		0.75	*	0.50	*

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025 (Unaudited)

	Maximum Annual Operating Expense Limit
Portfolios:	Class IA+	Class IB+		Class K
EQ/PIMCO Total Return ESG	N/A	0.75	%*	0.50	%*
EQ/PIMCO Ultra Short Bond	N/A	0.79		0.54
EQ/Quality Bond PLUS	0.85%	0.85		0.60
EQ/Small Company Index	N/A	0.64		0.39
EQ/T. Rowe Price Health Sciences	N/A	1.20	*	0.95	*
EQ/Value Equity	N/A	0.95		0.70
EQ/Wellington Energy	N/A	1.19	*	0.94	*
Multimanager Aggressive Equity	1.00	1.00		0.75
Multimanager Core Bond	N/A	0.85		0.60
Multimanager Technology	N/A	1.17		0.92

*	For purposes of calculating the maximum annual operating expense limit, acquired fund fees and expenses are included in annual operating expenses.
+	Includes amounts payable pursuant to Rule 12b-1 under the 1940 Act.
N/A	This class of shares of the Portfolio either is not registered or is registered but not currently offered for sale.

Prior to May 1, 2025, EIM had agreed to make payments or waive its management, administrative and other fees so that the annual operating expenses of the EQ/Capital Group Research, EQ/Core Bond Index, EQ/Equity 500 Index, EQ/Intermediate Government Bond, EQ/Mid Cap Index and Multimanager Technology (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, acquired fund fees and expenses, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business), did not exceed the following annualized rates:

Portfolios:	Maximum Annual Operating Expense Limit
	Class IA+	Class IB+	Class K
EQ/Capital Group Research	N/A	0.97%	0.72%
EQ/Core Bond Index	N/A	0.64	0.39
EQ/Equity 500 Index	0.54%	0.54	0.29
EQ/Intermediate Government Bond	0.64	0.64	0.39
EQ/Mid Cap Index	N/A	0.65	0.40
Multimanager Technology	N/A	1.18	0.93

+	Includes amounts payable pursuant to Rule 12b-1 under the 1940 Act.
N/A	This class of shares of the Portfolio either is not registered or is registered but not currently offered for sale.

Each Portfolio may at a later date reimburse to EIM the amount of any such waivers or payments provided that the waivers or payments are reimbursed within three years of the waivers or payments being recorded and the Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower. Consequently, no reimbursement by a Portfolio will be made unless the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period. Any reimbursement will be based on the earliest fees waived or payments made by EIM.

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025 (Unaudited)

Reimbursements during the period are presented as Recoupment Fees in the Statement of Operations. During the six months ended June 30, 2025, the following Portfolios incurred Recoupment Fees and as of June 30, 2025, no commitment or contingent liability is expected:

Portfolios:	Recoupment Fees
EQ/Ultra Conservative Strategy	$54,712
EQ/Conservative Strategy	8,374
EQ/Conservative-Plus Allocation	23,766
Target 2055 Allocation	15,235
ATM International Managed Volatility	17,550
EQ/Common Stock Index	35,135

$154,772

At June 30, 2025, under the Expense Limitation Agreement, the amount eligible for potential recoupment from each Portfolio, and its respective expiration year, is as follows:

Portfolios:	2025	2026	2027	2028	Total Eligible For Recoupment
EQ/Conservative Allocation	$172,655	$529,999	$404,872	$167,794	$1,275,320
Equitable Conservative Growth MF/ETF	20,857	44,445	29,588	15,287	110,177
Equitable Moderate Growth MF/ETF	97,978	107,927	94,032	45,053	344,990
Equitable Growth MF/ETF	95,660	107,980	91,043	46,242	340,925
Target 2015 Allocation	53,030	146,337	122,385	64,792	386,544
Target 2025 Allocation	6,880	63,508	18,851	17,610	106,849
Target 2055 Allocation	—	48,024	3,651	—	51,675
1290 VT Moderate Growth Allocation	55,577	128,511	175,986	85,013	445,087
1290 VT Multi-Alternative Strategies	45,352	83,038	64,547	20,822	213,759
1290 VT Convertible Securities	66,957	95,633	102,387	44,233	309,210
1290 VT DoubleLine Opportunistic Bond	249,322	497,837	505,305	240,063	1,492,527
1290 VT Equity Income	459,045	897,493	891,803	414,359	2,662,700
1290 VT GAMCO Mergers & Acquisitions	83,382	135,419	147,844	62,551	429,196
1290 VT High Yield Bond	73,294	157,785	176,603	105,340	513,022
1290 VT Micro Cap	160,124	301,809	362,688	155,299	979,920
1290 VT Natural Resources	80,953	147,444	204,065	92,741	525,203
1290 VT Real Estate	153,261	127,389	185,735	105,878	572,263
1290 VT Small Cap Value	169,330	534,046	366,917	179,599	1,249,892
1290 VT SmartBeta Equity ESG	46,010	54,093	10,952	—	111,055
ATM Mid Cap Managed Volatility	94,952	111,145	163,347	78,751	448,195
ATM Small Cap Managed Volatility	45,606	128,884	154,635	75,907	405,032
ATM International Managed Volatility	—	—	8,483	17,550	26,033
EQ/400 Managed Volatility	18,740	89,617	75,232	37,978	221,567
EQ/AB Dynamic Aggressive Growth	91,199	249,011	333,489	143,385	817,084
EQ/AB Dynamic Growth	78,596	190,011	185,364	50,653	504,624
EQ/AB Short Duration Government Bond	216,558	463,826	455,834	218,497	1,354,715
EQ/AB Sustainable U.S. Thematic	99,440	108,295	103,954	42,837	354,526
EQ/American Century Mid Cap Value	824,402	1,718,089	1,761,667	837,120	5,141,278
EQ/American Century Moderate Growth Allocation	64,397	169,431	206,311	106,717	546,856
EQ/Capital Group Research	141,734	311,520	250,141	74,284	777,679

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025 (Unaudited)

Portfolios:	2025	2026	2027	2028	Total Eligible For Recoupment
EQ/ClearBridge Large Cap Growth ESG	$67,469	$126,637	$125,534	$58,389	$378,029
EQ/ClearBridge Select Equity Managed Volatility	230,907	423,537	446,619	214,668	1,315,731
EQ/Common Stock Index	—	930,275	631,265	206,445	1,767,985
EQ/Core Bond Index	914,584	2,129,127	1,766,073	521,426	5,331,210
EQ/Core Plus Bond	372,692	1,168,418	856,817	406,598	2,804,525
EQ/Emerging Markets Equity PLUS	175,666	217,993	242,388	85,052	721,099
EQ/Equity 500 Index	894,104	2,295,005	1,277,479	179,647	4,646,235
EQ/Fidelity Institutional AM® Large Cap	184,478	411,720	382,489	173,291	1,151,978
EQ/Franklin Moderate Allocation	89,116	260,099	293,782	145,135	788,132
EQ/Franklin Rising Dividends	146,005	371,450	392,924	189,342	1,099,721
EQ/Franklin Small Cap Value Managed Volatility	178,192	311,448	334,166	163,024	986,830
EQ/Global Equity Managed Volatility	562,508	1,205,699	1,232,874	553,440	3,554,521
EQ/Goldman Sachs Growth Allocation	132,578	391,463	578,280	334,777	1,437,098
EQ/Goldman Sachs Mid Cap Value	62,822	148,722	148,848	70,666	431,058
EQ/Goldman Sachs Moderate Growth Allocation	147,337	512,358	541,308	271,108	1,472,111
EQ/Intermediate Corporate Bond	—	367,558	1,065,006	494,424	1,926,988
EQ/Intermediate Government Bond	775,078	2,105,296	1,563,109	452,186	4,895,669
EQ/International Equity Index	253,457	900,929	1,230,117	759,074	3,143,577
EQ/Invesco Comstock	64,409	132,555	126,431	56,192	379,587
EQ/Invesco Global	195,542	473,199	717,706	334,263	1,720,710
EQ/Invesco Moderate Allocation	120,134	317,021	326,904	162,047	926,106
EQ/Invesco Moderate Growth Allocation	85,344	284,914	373,599	186,395	930,252
EQ/JPMorgan Growth Allocation	167,874	570,374	801,481	420,761	1,960,490
EQ/JPMorgan Growth Stock	733,118	1,972,475	2,762,762	1,373,283	6,841,638
EQ/Lazard Emerging Markets Equity	139,077	516,557	577,668	272,461	1,505,763
EQ/Long-Term Bond	742,144	1,364,236	1,401,005	671,268	4,178,653
EQ/Loomis Sayles Growth	234,957	559,553	561,674	264,608	1,620,792
EQ/MFS International Growth	692,836	1,588,900	1,615,789	796,800	4,694,325
EQ/MFS International Intrinsic Value	423,215	930,535	913,376	442,722	2,709,848
EQ/MFS Mid Cap Focused Growth	244,148	558,830	646,860	325,509	1,775,347
EQ/MFS Utilities Series	112,500	231,540	218,070	100,077	662,187
EQ/Mid Cap Index	535,812	1,280,351	1,045,191	253,757	3,115,111
EQ/Morgan Stanley Small Cap Growth	192,114	351,688	350,387	187,206	1,081,395
EQ/PIMCO Global Real Return	152,761	323,385	302,936	150,030	929,112
EQ/PIMCO Real Return	147,542	282,364	281,277	138,422	849,605
EQ/PIMCO Total Return ESG	280,537	520,250	520,632	248,108	1,569,527
EQ/PIMCO Ultra Short Bond	328,447	731,008	734,163	352,802	2,146,420
EQ/T. Rowe Price Health Sciences	160,260	309,399	318,576	136,200	924,435
EQ/Wellington Energy	70,238	161,925	157,066	67,563	456,792
Multimanager Core Bond	636,651	1,276,853	1,319,547	620,160	3,853,211
Multimanager Technology	1,018,137	2,299,166	2,000,549	459,770	5,777,622

During the six months ended June 30, 2025, EIM and the Administrator voluntarily waived fees for certain Portfolios. These amounts are included in voluntary waiver from investment adviser on the Statement of Operations for each Portfolio and are not eligible for recoupment.

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025 (Unaudited)

For each of the Portfolios listed below, the contractual maximum annual operating expense limit set forth in the table above went into effect on May 1, 2025, but was implemented by EIM and the Administrator on a voluntary basis during the period October 1, 2024, through April 30, 2025. Prior to October 1, 2024, the maximum annual operating expense limit for each Portfolio was as follows:

	Maximum Annual Operating Expense Limit
	Class IA+	Class IB+	Class K
EQ/Capital Group Research	N/A	0.97%	0.72%
EQ/Core Bond Index	N/A	0.64	0.39
EQ/Equity 500 Index	0.54%	0.54	0.29
EQ/Intermediate Government Bond	0.64	0.64	0.39
EQ/Mid Cap Index	N/A	0.65	0.40
Multimanager Technology	N/A	1.18	0.93

+	Includes amounts payable pursuant to Rule 12b-1 under the 1940 Act.
N/A	This class of shares of the Portfolio either is not registered or is registered but not currently offered for sale.

Note 7	Percentage of Ownership by Affiliates

The following table shows the percentage of ownership of the net assets of the Portfolios listed held by Equitable Financial at June 30, 2025:

Portfolios:	Percentage of Ownership
Equitable Moderate Growth MF/ETF	40%
Equitable Growth MF/ETF	37
1290 VT Multi-Alternative Strategies	62
1290 VT Convertible Securities	34
EQ/AB Sustainable U.S. Thematic	67

Shares of the Trust are offered to separate accounts of insurance companies in connection with the Contracts and may be offered to tax-qualified retirement plans and other qualified investors. Equitable Financial may be deemed to be a control person with respect to the Trust by virtue of its record ownership of the Trust’s shares as of June 30, 2025. Shareholders owning more than 25% of the outstanding shares of a Portfolio may be able to determine the outcome of most issues that are submitted to shareholders for a vote.

Shares of certain Portfolios may be held as underlying investments by EQ/All Asset Growth Allocation Portfolio, the Strategic Allocation Series Portfolios, EQ Allocation Portfolios, and Target Allocation Portfolios. The following tables show the percentage of ownership of the net assets of the Portfolios listed held by EQ/All Asset Growth Allocation Portfolio, the Strategic Allocation Series Portfolios, EQ Allocation Portfolios, and Target Allocation Portfolios at June 30, 2025.

Portfolios:	EQ/All Asset Growth Allocation
1290 VT Convertible Securities	25.91%
1290 VT DoubleLine Opportunistic Bond	1.82
1290 VT Equity Income	2.05
1290 VT GAMCO Mergers & Acquisitions	14.64
1290 VT GAMCO Small Company Value	0.75
1290 VT High Yield Bond	5.26
1290 VT Natural Resources	20.22
1290 VT Real Estate	44.84
1290 VT SmartBeta Equity ESG	3.05

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025 (Unaudited)

Portfolios:	EQ/All Asset Growth Allocation
EQ/AB Small Cap Growth	1.57%
EQ/Core Plus Bond	2.64
EQ/Emerging Markets Equity PLUS	9.07
EQ/Intermediate Government Bond	0.10
EQ/International Equity Index	0.62
EQ/Invesco Comstock	5.59
EQ/Janus Enterprise	0.32
EQ/JPMorgan Growth Stock	0.72
EQ/JPMorgan Value Opportunities	1.43
EQ/Loomis Sayles Growth	2.54
EQ/MFS International Growth	2.64
EQ/PIMCO Global Real Return	14.57
EQ/PIMCO Ultra Short Bond	0.94
EQ/Value Equity	1.01
Multimanager Core Bond	0.99

Portfolios:	EQ/ Ultra Conservative Strategy	EQ/ Conservative Strategy	EQ/ Conservative Growth Strategy	EQ/ Balanced Strategy	EQ/ Moderate Growth Strategy	EQ/ Growth Strategy	EQ/ Aggressive Growth Strategy
EQ/500 Managed Volatility	1.57%	0.83%	3.21%	11.67%	23.07%	23.90%	32.76%
EQ/400 Managed Volatility	1.20	0.71	2.23	7.82	15.43	14.80	19.60
EQ/2000 Managed Volatility	1.35	0.71	2.92	10.59	20.96	21.93	30.09
EQ/International Managed Volatility	1.55	0.82	3.16	11.46	22.69	23.52	32.23
EQ/AB Short Duration Government Bond	—	4.38	6.69	14.05	14.59	10.15	7.61
EQ/Core Bond Index	—	3.32	4.59	10.95	14.51	9.41	7.36
EQ/Intermediate Corporate Bond	12.99	5.84	8.01	18.97	25.12	16.18	12.61
EQ/Intermediate Government Bond	31.83	2.12	2.84	6.72	8.87	5.73	4.47
EQ/Long-Term Bond	10.39	2.01	4.16	11.53	16.17	11.45	9.49

Portfolios:	EQ/ Conservative Allocation	EQ/ Conservative- Plus Allocation	EQ/ Moderate Allocation	EQ/ Moderate- Plus Allocation	EQ/ Aggressive Allocation
1290 VT DoubleLine Opportunistic Bond	7.26%	6.60%	37.19%	28.26%	4.01%
1290 VT Equity Income	0.60	1.32	10.98	22.93	15.36
1290 VT GAMCO Small Company Value	0.04	0.11	1.20	2.77	2.16
1290 VT High Yield Bond	4.08	3.74	21.18	15.42	2.21
1290 VT Micro Cap	0.97	2.37	22.46	45.75	22.78
1290 VT Small Cap Value	—	0.87	9.24	16.57	9.03
ATM Large Cap Managed Volatility	1.58	3.31	24.63	42.96	27.52
ATM Mid Cap Managed Volatility	3.99	6.52	33.58	38.62	17.28
ATM Small Cap Managed Volatility	0.45	2.09	21.84	50.13	25.49
ATM International Managed Volatility	0.75	2.43	25.95	43.66	27.20
EQ/AB Small Cap Growth	0.15	0.53	5.68	11.68	6.04
EQ/American Century Mid Cap Value	0.37	0.46	3.34	3.93	2.03

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025 (Unaudited)

Portfolios:	EQ/ Conservative Allocation	EQ/ Conservative- Plus Allocation	EQ/ Moderate Allocation	EQ/ Moderate- Plus Allocation	EQ/ Aggressive Allocation
EQ/ClearBridge Select Equity Managed Volatility	0.94%	2.04%	15.89%	26.93%	17.51%
EQ/Core Bond Index	1.96	1.69	9.07	6.31	0.84
EQ/Core Plus Bond	4.06	3.65	20.82	15.70	2.24
EQ/Franklin Small Cap Value Managed Volatility	—	0.83	12.09	28.30	16.49
EQ/Global Equity Managed Volatility	0.18	0.60	6.45	11.29	7.33
EQ/Intermediate Government Bond	2.89	2.46	13.31	9.38	1.25
EQ/International Core Managed Volatility	0.18	0.60	6.28	10.69	6.04
EQ/International Equity Index	0.05	0.07	0.47	0.46	0.34
EQ/International Value Managed Volatility	0.32	1.03	11.06	18.84	10.04
EQ/Janus Enterprise	0.35	0.55	2.84	3.25	1.17
EQ/JPMorgan Growth Stock	0.14	0.28	1.89	2.90	1.56
EQ/JPMorgan Value Opportunities	0.24	0.53	4.41	9.21	5.93
EQ/Large Cap Core Managed Volatility	0.39	0.83	6.34	11.39	7.80
EQ/Large Cap Value Managed Volatility	0.11	0.23	1.91	3.92	2.62
EQ/Long-Term Bond	1.52	2.10	14.41	13.44	2.18
EQ/Loomis Sayles Growth	0.45	0.89	6.05	9.27	5.95
EQ/MFS International Growth	0.19	0.75	8.59	15.01	9.85
EQ/Morgan Stanley Small Cap Growth	0.36	1.27	13.79	28.43	14.03
EQ/PIMCO Ultra Short Bond	7.11	5.61	30.16	22.26	3.08
EQ/Quality Bond PLUS	2.78	2.50	14.24	10.81	1.54
EQ/Value Equity	0.18	0.40	3.31	6.92	4.51
Multimanager Core Bond	6.22	5.65	32.05	24.29	3.45

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation	Target 2055 Allocation
1290 VT High Yield Bond	0.93%	3.77%	5.28%	2.99%	1.03%
EQ/American Century Mid Cap Value	0.05	0.47	0.63	0.79	0.32
EQ/Core Bond Index	0.04	0.13	0.17	0.13	0.03
EQ/Core Plus Bond	0.43	1.56	1.84	1.10	0.26
EQ/Emerging Markets Equity PLUS	0.39	4.63	12.62	13.27	7.89
EQ/Equity 500 Index	0.02	0.28	0.82	0.89	0.53
EQ/International Equity Index	0.04	0.55	1.56	1.71	1.07
EQ/Janus Enterprise	0.04	0.33	0.42	0.32	0.12
EQ/Long-Term Bond	0.06	0.26	0.39	0.27	0.07
EQ/MFS International Growth	0.03	0.44	1.21	1.30	0.93
EQ/PIMCO Ultra Short Bond	0.44	1.40	1.38	0.74	0.14
EQ/Quality Bond PLUS	0.17	0.61	0.72	0.44	0.11
EQ/Small Company Index	0.02	0.44	1.59	1.74	1.17
EQ/Value Equity	0.02	0.15	0.42	0.51	0.40
Multimanager Aggressive Equity	0.02	0.11	0.21	0.18	0.16

The Portfolios are permitted to purchase or sell securities from or to certain affiliated entities under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any such securities transactions comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the independent current market price. The 17a-7 transactions which are material to the Portfolios are reflected in the Portfolio of Investments.

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Concluded)

June 30, 2025 (Unaudited)

Note 8	Subsequent Events

The Adviser evaluated subsequent events from June 30, 2025, the date of these financial statements, through the date these financial statements were issued. The subsequent events include the following:

At a meeting held on July 22-23, 2025, the Board approved certain changes with respect to the EQ/Franklin Moderate Allocation Portfolio, effective on or about October 27, 2025, including: (1) a change in the Portfolio’s name to “EQ/JPMorgan Hedged Equity and Premium Income Portfolio” and corresponding changes to the Portfolio’s investment objective and principal investment strategy, including the adoption of a new, non-fundamental 80% policy pursuant to which the Portfolio will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in other mutual funds and exchange-traded securities of other investment companies or other investment vehicles managed by J.P. Morgan Investment Management Inc.; (2) the termination of Franklin Advisers, Inc. as sub-adviser to the Portfolio; and (3) an amendment to the Investment Advisory Agreement between EQ Advisors Trust and Equitable Investment Management Group, LLC with respect to the Portfolio to reflect the following decrease in the investment advisory fee rate:

	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/JPMorgan Hedged Equity and Premium Income Portfolio	0.700%	0.650%	0.625%	0.600%	0.575%

“J.P. Morgan” and “JPMorgan” are registered trademarks of J.P. Morgan Chase Bank, NA (“JPMC”) and have been licensed for use by Equitable Investment Management Group, LLC. EQ/JPMorgan Hedged Equity and Premium Income Portfolio is not sponsored, endorsed, or promoted by JPMC and JPMC makes no representation regarding the advisability of investing in EQ/JPMorgan Hedged Equity and Premium Income Portfolio.

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Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)

Note: This is not applicable for any Portfolio included in this document.

Item 9: Proxy Disclosures for Open-End Management Investment Companies (Unaudited)

Note: This is not applicable for any Portfolio included in this document.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)

Note: This information is disclosed as part of the financial statements for each Portfolio as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies

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Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited)

EQ ADVISORS TRUST

DISCLOSURE REGARDING ADVISORY CONTRACT APPROVAL

APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT

DURING THE SIX-MONTH PERIOD ENDED JUNE 30, 2025 (UNAUDITED)

At an in-person meeting held on June 2-3, 2025 (the “June 2025 Meeting”), the Board of Trustees (the “Board”) of EQ Advisors Trust (the “Trust”), including those Trustees who are not parties to the Replacement Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved a new Investment Sub-Advisory Agreement (the “Replacement Agreement”) between Equitable Investment Management Group, LLC (“the “Adviser”), which serves as the Trust’s investment adviser, and AXA Investment Managers US Inc. (“AXA IM” or the “Sub-Adviser”) with respect to the following series of the Trust: 1290 VT High Yield Bond Portfolio, 1290 VT SmartBeta Equity ESG Portfolio, and EQ/Core Plus Bond Portfolio (each, a “Portfolio” and together, the “Portfolios”).

In December 2024, AXA SA, the direct parent company of AXA Investment Managers SA, and BNP Paribas Cardif (“BNPP”) announced that they had signed a Share Purchase Agreement for AXA Investment Managers SA. In connection with BNPP’s acquisition of AXA Investment Managers SA (the “Acquisition”), AXA Investment Managers SA, the indirect parent company of the Sub-Adviser, would become a wholly owned subsidiary of BNPP, and BNPP would indirectly acquire 100% of the ownership interests of the Sub-Adviser. The Acquisition closed, and the Replacement Agreement went into effect, in early July 2025.

At the time of the June 2025 Meeting, the Sub-Adviser was serving as the investment sub-adviser for each Portfolio (or an allocated portion thereof) pursuant to an existing Investment Sub-Advisory Agreement between the Adviser and the Sub-Adviser dated July 16, 2020 (the “Existing Agreement”). The Board considered that the Acquisition would be deemed to result in a change of control of the Sub-Adviser under the 1940 Act, which in turn would result in the automatic termination of the Existing Agreement. In anticipation of the change of control of the Sub-Adviser, at the June 2025 Meeting, the Board considered, with respect to each Portfolio, whether it would be in the best interests of the Portfolio and its investors to approve a new Investment Sub-Advisory Agreement between the Adviser and the Sub-Adviser (i.e., the Replacement Agreement) that would replace the Existing Agreement upon the closing of the Acquisition and, thereby, enable the Sub-Adviser to continue to provide uninterrupted investment sub-advisory services for each Portfolio.

The Trustees recognized that the contractual arrangements for the Portfolios have been reviewed by the Trustees and discussed with the Adviser in prior years and that the Trustees’ conclusions may take into account conclusions reached during their consideration of these same arrangements in prior years. In this regard, the Board noted that it had most recently considered and approved the renewal of the Existing Agreement with respect to each Portfolio at a meeting held on July 17-18, 2024 (the “July 2024 Meeting”), in connection with the 2024 annual renewal of the Existing Agreement with respect to each Portfolio. At the July 2024 Meeting, the Board, including the Independent Trustees, on the basis of their business judgment after review of the information provided, concluded that the renewal of the Existing Agreement was in the best interests of each Portfolio and its investors and that the sub-advisory fee rate with respect to each Portfolio as set forth in the Existing Agreement was fair and reasonable. At the June 2025 Meeting, the Trustees recognized that the Board was initially scheduled to consider the 2025 annual renewal of the Existing Agreement with respect to each Portfolio in connection with an annual renewal process that extends over the June 2025 Meeting and a regular meeting of the Board being held on July 22-23, 2025, but that, because the Acquisition was expected to close — and, therefore, the Existing Agreement was expected to terminate — in early July, the Board was considering the approval of the Replacement Agreement with respect to each Portfolio at the June 2025 Meeting. The Board also recognized that, except for the effective date and minor clerical updates, the terms of the Replacement Agreement and the terms of the Existing Agreement are substantially identical, including with respect to the fees payable and services provided thereunder. In determining to approve the Replacement Agreement with respect to each Portfolio, the Board considered at its June 2025 Meeting the same factors it reviewed and conclusions it reached, as applicable, in connection with its 2024 annual renewal of the Existing Agreement, including the Board’s general satisfaction with the nature and quality of the services being provided by the Sub-Adviser, and focused its review on the potential impact of the

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Acquisition on these factors and conclusions. The Board also considered that, notwithstanding that Section 15(c) of the 1940 Act permits new advisory (including sub-advisory) agreements such as the Replacement Agreement to have an initial term of two years from the date of execution, the Board intends to conduct an annual review of the Replacement Agreement with respect to each Portfolio during 2026.

The Board also noted that the Trust is an affiliated investment company of 1290 Funds, which is managed by an affiliate of the Adviser, and that all of the Board members also currently serve on the Board of Trustees of 1290 Funds. The Board noted that AXA IM currently serves as the investment sub-adviser to the 1290 High Yield Bond Fund, a series of 1290 Funds, using the same U.S. Core High Yield investment strategy and portfolio management team that AXA IM uses for its allocated portions of the 1290 VT High Yield Bond Portfolio and the EQ/Core Plus Bond Portfolio, and that AXA IM currently serves as the investment sub-adviser to the 1290 SmartBeta Equity Fund, a series of 1290 Funds, using the same SmartBeta Equity investment strategy and portfolio management team that AXA IM uses for the 1290 VT SmartBeta Equity ESG Portfolio. The Board also noted that it had most recently considered and approved the renewal of the existing Investment Sub-Advisory Agreement between the Adviser’s affiliate and AXA IM with respect to each series of 1290 Funds at the July 2024 Meeting, in connection with the 2024 annual renewal of the agreement with respect to those series. The Trustees also noted that, in their capacities as Trustees of 1290 Funds, they were concurrently considering a new (i.e., replacement) Investment Sub-Advisory Agreement between the Adviser’s affiliate and AXA IM with respect to each series of 1290 Funds, for the same reasons discussed above.

In reaching its decision to approve the Replacement Agreement with respect to each Portfolio, the Board considered the overall fairness of the Replacement Agreement and whether the Replacement Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to each Portfolio and the Replacement Agreement, including: (1) the nature, quality and extent of the overall services provided to the Portfolio by the Sub-Adviser; (2) comparative performance information; (3) the level of the sub-advisory fee; (4) economies of scale that may be realized by the Portfolio; and (5) “fall out” benefits that may accrue to the Sub-Adviser and its affiliates (i.e., indirect benefits that the Sub-Adviser or its affiliates would not receive but for the relationship with the Portfolio). The Board also considered other factors, including conditions and trends prevailing generally in the economy, the securities markets, and the mutual fund industry.

In connection with its deliberations at the June 2025 Meeting, the Board took into account information requested by the Independent Trustees and prepared by the Adviser and AXA IM, including memoranda and other materials addressing the factors set out above, which were provided to the Trustees prior to and during the meeting. The Board also took into account information, including information relating to AXA IM, provided to the Trustees at prior Board and committee meetings, including AXA IM’s presentations to sub-groups of the Board’s Investment Committee during the committee’s meetings held on April 25, 2024 and November 14, 2024. The information provided to the Trustees described, among other things, the services being provided by AXA IM, as well as AXA IM’s investment personnel, sub-advisory fees, performance information, and other matters. The Board also requested and evaluated information relating to the potential impact of the change of control on the Portfolios and their investment processes, and on the operations, personnel, organizational structure, and financial and other resources of AXA IM. The Trustees also took into account information relating to AXA IM provided to the Trustees, in their capacities as Trustees of 1290 Funds, at prior meetings of the Board of Trustees of 1290 Funds, and the Trustees noted their experience and familiarity with AXA IM gained from their service on the Boards of Trustees of the Trust as well as 1290 Funds.

The Independent Trustees were assisted by independent legal counsel prior to and during the meeting at which the Board approved the Replacement Agreement with respect to each Portfolio and during their deliberations regarding the Replacement Agreement and received from legal counsel materials outlining, among other things, their fiduciary duties and the legal standards applicable to their consideration of the Replacement Agreement. During the meeting, the Trustees met with senior representatives of the Adviser to discuss the Replacement Agreement and the information provided. The Independent Trustees also met in executive session with their independent legal counsel during the meeting to discuss the Replacement Agreement and the information provided and consider their responsibilities under applicable law.

Although the Board approved the Replacement Agreement for all of the Portfolios at the same Board meeting, the Board considered each Portfolio separately. In considering the Replacement Agreement with respect to each Portfolio, the Board members did not identify any particular factor or information that was all-important or controlling, and each Trustee may have given different weights to different factors and, thus, each Trustee may

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have had a different basis for his or her decision. The Board also took into account the Adviser’s recommendation to approve the Replacement Agreement with respect to each Portfolio. In approving the Replacement Agreement with respect to each Portfolio, each Trustee, including the Independent Trustees, after considering all factors and information they deemed relevant, reached a determination, with the assistance of Independent Trustees’ counsel and fund counsel and through the exercise of their own business judgment, that the sub-advisory fee was fair and reasonable and that the approval of the Replacement Agreement, to take effect upon the closing of the Acquisition, was in the best interests of the Portfolio and its investors. Although the Board gave attention to all information provided, the following discusses some of the primary factors and information it deemed relevant to its decision to approve the Replacement Agreement with respect to each Portfolio.

Nature, Quality and Extent of Services

The Board evaluated the nature, quality and extent of the overall services currently being provided to each Portfolio and its investors by the Sub-Adviser. In addition to the investment performance and fee and expense information discussed below, the Board considered the Sub-Adviser’s responsibilities with respect to each Portfolio (or allocated portion thereof) and the Sub-Adviser’s experience in serving as an investment sub-adviser for the Portfolios and as an investment adviser or sub-adviser for funds and accounts similar to the Portfolios, including, as applicable, series of 1290 Funds.

The Board considered that the Sub-Adviser, subject to the oversight of the Adviser, is responsible for making investment decisions for the Portfolios (or allocated portion(s) thereof); placing with brokers or dealers orders for the purchase and sale of investments for the Portfolios (or allocated portion(s) thereof); and performing certain related administrative functions. The Board also reviewed information regarding the Sub-Adviser’s process for selecting investments for the Portfolios (or allocated portion(s) thereof), as well as information regarding the qualifications and experience of the Sub-Adviser’s portfolio managers who provide services to the Portfolios (or allocated portion(s) thereof), as well as information on staffing levels and succession planning. The Board also considered information regarding the Sub-Adviser’s policies and procedures for executing portfolio transactions for the Portfolios (or allocated portion(s) thereof). In this regard, the Board also considered information regarding the Sub-Adviser’s trading experience and how the Sub-Adviser seeks to achieve “best execution” on behalf of each Portfolio (or allocated portion thereof). The Board also considered its general satisfaction with the nature and quality of the services being provided to the Portfolios by the Sub-Adviser.

In connection with its approval of the Replacement Agreement with respect to each Portfolio, the Board also considered the Sub-Adviser’s representations that (i) the resources available for servicing the Portfolios would not diminish after the change of control; (ii) the change of control is not expected to impact the day-to-day portfolio management of the Portfolios or result in any diminution in the services provided to the Portfolios; (iii) the same portfolio managers who are primarily responsible for the securities selection, research and trading for the Portfolios (or allocated portion(s) thereof) immediately prior to the change of control would continue to manage the Portfolios (or allocated portion(s) thereof) after the change of control; (iv) the Sub-Adviser’s principal business activities would not be affected by the change of control; and (v) the Sub-Adviser’s senior management personnel are not expected to change as a result of the change of control. In this regard, the Board also noted that, except for the effective date and minor clerical updates, the terms of the Replacement Agreement and the terms of the Existing Agreement are substantially identical, including with respect to the fees payable and services provided thereunder.

The Board also considered the Trust’s Chief Compliance Officer’s evaluation of the Sub-Adviser’s compliance program, policies and procedures and, in this regard, also considered the Sub-Adviser’s representation that the change of control is not expected to have a material impact on the Sub-Adviser’s compliance or risk management programs. The Board also considered the Sub-Adviser’s representation that there were no material pending lawsuits, enforcement proceedings or regulatory investigations that would impact the Sub-Adviser’s ability to provide services to the Portfolios, and received information regarding the Sub-Adviser’s financial condition and history of operations and potential conflicts of interest in managing the Portfolios. The Board also noted its discussion with the Adviser about certain business relationships that an affiliate of the Adviser has with an affiliate of BNPP. In this regard, the Board also received materials regarding the practices, policies and procedures (as well as periodic enhancements thereto) adopted by the Adviser and the Trust to identify and mitigate actual and potential conflicts of interest, including conflicts that may arise in connection with business relationships in addition to the Sub-Adviser’s and/or its affiliates’ relationships involving the Portfolios.

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For purposes of evaluating the nature, quality and extent of the overall services provided to each Portfolio, the Board also considered discussions with the Adviser and the Sub-Adviser about Portfolio investment performance that occurred at Board and Investment Committee meetings since the July 2024 Meeting, as well as its review, at the June 2025 Meeting, of peer group and benchmark investment performance comparison data relating to each Portfolio, including information provided directly to the Board by Broadridge Financial Solutions, Inc., an independent provider of mutual fund industry data. The Board also received and reviewed performance data, for various time periods, relating to the Sub-Adviser’s management of each Portfolio and fund(s) or account(s), including series of 1290 Funds, with a similar investment strategy as that for each Portfolio, as compared to an appropriate benchmark and peer group. The Board also took into account factors including general market conditions, interest rate and inflation levels, and credit conditions. The Trustees also noted that they had reviewed the Sub-Adviser’s performance through their oversight of its management of the Portfolios since its appointment as sub-adviser to the Portfolios. The Board generally considered longer-term performance over a full market cycle (typically five years or longer, if applicable) to be more important than short-term performance. In this regard, the Board also considered the Sub-Adviser’s representations that the same portfolio managers who are primarily responsible for the securities selection, research and trading for the Portfolios (or allocated portion(s) thereof) immediately prior to the change of control would continue to manage the Portfolios (or allocated portion(s) thereof) after the change of control, and the investment processes of the Portfolios are not expected to change as a result of the change of control. Notwithstanding the foregoing, the Board recognized that personnel changes may occur in the future in the ordinary course.

Based on its review, the Board determined, with respect to each Portfolio, that the nature, quality and extent of the overall services provided by the Sub-Adviser were appropriate for the Portfolio in light of its investment objective and, thus, supported a decision to approve the Replacement Agreement.

Fees and Expenses

The Board also considered the sub-advisory fee with respect to each Portfolio (or allocated portion thereof) in light of the nature, quality and extent of the overall services provided by the Sub-Adviser. The Board considered the Adviser’s representation that each Portfolio’s fees and expenses were not expected to change as a result of the approval of the Replacement Agreement. The Board also considered that, for each Portfolio, the sub-advisory fee that the Sub-Adviser would receive under the Replacement Agreement would be based on the same fee rate schedule in effect under the Existing Agreement. In addition, the Board considered the relative levels of the sub-advisory fee to be paid to the Sub-Adviser with respect to each Portfolio and the advisory fee to be retained by the Adviser in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by the Sub-Adviser. The Board also considered, with respect to each Portfolio, the sub-advisory fee rate schedule for the Sub-Adviser in light of the fees that the Sub-Adviser charges under other (sub-)advisory agreements with other comparable clients that follow an investment strategy similar to that of the Portfolio and, where applicable, the rationale for differences in the Portfolio’s sub-advisory fee and the fees charged to those other clients. The Board also noted that the sub-advisory fee rate schedule for the Sub-Adviser’s allocated portions of both the 1290 VT High Yield Bond Portfolio and the EQ/Core Plus Bond Portfolio is the same sub-advisory fee rate schedule that the Sub-Adviser charges to the 1290 High Yield Bond Fund, and that the sub-advisory fee rate schedule for the 1290 VT SmartBeta Equity ESG Portfolio is the same sub-advisory fee rate schedule that the Sub-Adviser charges to the 1290 SmartBeta Equity Fund. The Board also noted that the advisory fee paid by each Portfolio to the Adviser would not change as a result of the approval of the Replacement Agreement.

The Board further noted that the Adviser, and not a Portfolio, would pay the Sub-Adviser and that the sub-advisory fee was negotiated between the Sub-Adviser and the Adviser. Moreover, the Board noted that the Board and the Adviser generally are aware of the fees charged by the Sub-Adviser to other clients (this information having been provided to the Board and the Adviser by the Sub-Adviser in conjunction with the proposed approval of the Replacement Agreement) and that the Adviser believes that the fees agreed upon with the Sub-Adviser are reasonable in light of the nature, quality and extent of the investment sub-advisory services provided. Based on its review, the Board determined, with respect to each Portfolio, that the sub-advisory fee for the Sub-Adviser is fair and reasonable.

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Profitability and Costs

The Board also considered the estimated impact of the sub-advisory fees on the profitability of the Adviser. In this regard, the Board noted again that the Portfolios’ fees and expenses were not expected to change as a result of the approval of the Replacement Agreement. The Adviser advised the Board that it does not regard Sub-Adviser profitability as meaningful to its evaluation of the Replacement Agreement. The Board acknowledged the Adviser’s view of Sub-Adviser profitability, noting the Board’s findings as to the reasonableness of the sub-advisory fees and that the fees paid to the Sub-Adviser are the product of negotiations with the Adviser and reflect levels of profitability acceptable to the Adviser and the Sub-Adviser based on the particular circumstances for each of them. The Board noted again that the Sub-Adviser’s fees are paid by the Adviser and not the Portfolios and that many responsibilities related to the advisory function are retained by the Adviser. In light of all the factors considered, the Board determined that the anticipated profitability to the Adviser remained within the reasonable range of profitability levels previously reported.

Economies of Scale

The Board also considered whether economies of scale would be realized as a Portfolio grows larger and the extent to which this is reflected in the sub-advisory fee rate schedule with respect to the Portfolio. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board noted that (i) the sub-advisory fee rate schedule for the Sub-Adviser’s allocated portions of both the 1290 VT High Yield Bond Portfolio and the EQ/Core Plus Bond Portfolio aggregates the assets managed by the Sub-Adviser in the allocated portions of these Portfolios and in the 1290 High Yield Bond Fund, and (ii) the sub-advisory fee rate schedule for the 1290 VT SmartBeta Equity ESG Portfolio aggregates the assets managed by the Sub-Adviser in this Portfolio and in the 1290 SmartBeta Equity Fund. The Board also noted that the sub-advisory fee rate schedule for each Portfolio includes breakpoints that reduce the sub-advisory fee rate as aggregate assets under the Sub-Adviser’s management increase above certain levels. In this regard, the Board acknowledged that, at some levels, the breakpoints in a sub-advisory fee rate schedule may result in savings to the Adviser and not to investors. The Board also noted that the aggregation of assets may result in the Portfolios reaching a breakpoint sooner than if the sub-advisory fee rate schedules did not aggregate assets, which also has the potential to benefit the Adviser. The Board also noted that the sub-advisory fee rate and breakpoint schedules will not change under the Replacement Agreement. The Board considered these factors, and the relationship they bear to the fee structures charged to the Portfolios by the Adviser, and concluded that there would be a reasonable sharing of benefits from any economies of scale with the Portfolios.

Fall-Out and Other Benefits

The Board also considered possible fall-out benefits and other types of benefits that may accrue to the Sub-Adviser, including the following. The Board noted that the Sub-Adviser currently serves as investment sub-adviser for series of 1290 Funds and receives sub-advisory fees with respect to those series. In addition, the Board noted that the Sub-Adviser may benefit from greater exposure in the marketplace with respect to its investment process and from expanding its level of assets under management, and the Sub-Adviser may derive benefits from its association with the Adviser. The Board also noted that, as the applicable principal business activities of the Sub-Adviser with respect to the Portfolios would not be affected by the change of control, such fall-out benefits were expected to remain after the change of control. Based on its review, the Board determined that any fall-out benefits and other types of benefits that may accrue to the Sub-Adviser are fair and reasonable.

Conclusion

At the June 2025 Meeting, the Board, including a majority of the Independent Trustees, considered and unanimously approved the Replacement Agreement with respect to each Portfolio, to take effect upon the closing of the Acquisition. The Board’s approval was based on its determination, made in the exercise of its business judgment, that it would be in the best interests of each Portfolio and its investors for the Sub-Adviser to continue to provide uninterrupted investment sub-advisory services for the Portfolio.

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Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	Registrant’s Code of Ethics - Not applicable (please see Item 2).

(a)(2)(i)	Principal Executive Officer’s Section 302 certification attached hereto.

(a)(2)(ii)	Principal Financial Officer’s Section 302 certification attached hereto.

(b)	Combined Section 906 certification attached hereto.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
September 4, 2025
By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer and Treasurer
September 4, 2025